UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2010

Date of reporting period: March 31, 2010

Item 1.	Reports to Shareholders

2010 ANNUAL REPORT TO SHAREHOLDERS
iSHARES® S&P SERIES
MARCH 31, 2010

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iShares S&P Global 100 Index Fund | IOO | NYSE Arca
iShares S&P Global Clean Energy Index Fund | ICLN | NASDAQ
iShares S&P Global Consumer Discretionary Sector Index Fund | RXI | NYSE Arca
iShares S&P Global Consumer Staples Sector Index Fund | KXI | NYSE Arca
iShares S&P Global Energy Sector Index Fund | IXC | NYSE Arca
iShares S&P Global Financials Sector Index Fund | IXG | NYSE Arca
iShares S&P Global Healthcare Sector Index Fund | IXJ | NYSE Arca
iShares S&P Global Industrials Sector Index Fund | EXI | NYSE Arca
iShares S&P Global Infrastructure Index Fund | IGF | NYSE Arca
iShares S&P Global Materials Sector Index Fund | MXI | NYSE Arca
iShares S&P Global Nuclear Energy Index Fund | NUCL | NASDAQ
iShares S&P Global Technology Sector Index Fund | IXN | NYSE Arca
iShares S&P Global Telecommunications Sector Index Fund | IXP | NYSE Arca
iShares S&P Global Timber & Forestry Index Fund | WOOD | NASDAQ
iShares S&P Global Utilities Sector Index Fund | JXI | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.05%	48.37%	47.90%	2.38%	2.37%	2.29%	(0.10)%	(0.10)%	(0.04)%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.05%	48.37%	47.90%	12.47%	12.44%	11.98%	(0.92)%	(0.96)%	(0.35)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.53%

Financial	16.94

Energy	13.42

Technology	12.31

Industrial	8.32

Consumer Cyclical	7.99

Basic Materials	6.70

Communications	6.42

Utilities	2.58

Diversified	0.41

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.36%

Microsoft Corp.	3.08

General Electric Co.	2.67

Nestle SA Registered (Switzerland)	2.57

Procter & Gamble Co. (The)	2.53

Johnson & Johnson	2.46

JPMorgan Chase & Co.	2.44

BPPLC (United Kingdom)	2.43

HSBC Holdings PLC (United Kingdom)	2.42

International Business Machines Corp.	2.31

TOTAL	27.27%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 IndexTM (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 IndexTM and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 48.05%, while the total return for the Index was 47.90%.

Stock markets rebounded throughout the world, regaining much ground lost during the prior year. Recession gave way to economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of its worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

U.S. stocks, which comprised nearly half of the Index as of March 31, 2010, performed in line with the Index. The rally reflected an improving U.S. economy, which began showing positive growth during the third quarter of 2009. At the same time, inflation was subdued, with the U.S. Department of Commerce reporting that inflation remained under 2%. However, unemployment remained close to 10% as the reporting period came to a close, while the federal budget deficit exceeded $1 trillion for the fiscal year 2009. Against this backdrop, the Federal Reserve maintained the federal funds rate at a range of 0% to 0.25%.

European stocks made up a large portion of the Index and rose by more than 50% for the reporting period. European economies were generally slower to recover than the world as a whole. Gross domestic product in the 16-nation euro-zone edged up only 0.4% in the fourth quarter of 2009, unchanged from the third quarter, severely lagging the U.S. and Asia. Meanwhile, unemployment remained at an 11-year high. The euro declined during the reporting period amid concerns about rising debt levels, primarily in Greece, Portugal and Spain.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

In the Asia/Pacific region, economic growth was robust. China’s GDP jumped 11.9% in the first quarter of 2010, up from 10.7% in the fourth quarter of 2009. Inflation, always a concern, remained moderate at 2.4% in March 2010 compared to a year earlier. In Singapore, GDP growth was 32.1% in the first quarter of 2010, prompting the Singapore Monetary Authority to declare that Singapore’s economy has now fully recovered the output lost during the recession. Although Japan’s economy lagged the rest of Asia, exports rose 45% over the 12-months ended February 2010, as strong demand for autos helped offset sluggish domestic sales.

From a sector perspective, financial stocks performed the best within the Index as most banks regained their footing amidst an easing global credit crisis. Economically sensitive areas such as consumer discretionary, industrials, materials and technology also performed strongly, as consumer and corporate spending began to improve. Consumer staples and health care, which are two areas generally less affected by the economic cycle, produced solid returns in the 30-40% range but lagged the overall Index. Even the worst performing sector, telecommunication services, still posted a return in excess of 25% during the reporting period.

All of the Fund’s ten largest holdings as of March 31, 2010 generated positive returns for the reporting period. U.S. conglomerate General Electric Co. posted the highest return, benefiting from a rebounding global economy. HSBC Holdings PLC, a large U.K. based financial institution, was the second strongest performer, benefitting from the strong Asian economic rebound. Nestle SA, the world’s largest food company, posted strong earnings, particularly in Asia. Exxon Mobil Corp. provided the least positive return among the ten largest holdings for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.18%	9.78%	9.68%	(42.77)%	(42.98)%	(43.58)%	(62.76)%	(63.00)%	(63.62)%

Total returns for he period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2010 iShares Annual Report to Shareholders

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Energy – Alternate Sources	36.36%

Power Converters/Power Supply Equipment	29.01

Electronic Components – Semiconductors	20.12

Electric – Integrated	12.41

Independent Power Producer	1.86

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Companhia Paranaense de Energia Class B Preferred SP ADR (Brazil)	6.46%

Empresa Nacional de Electricidad SA SP ADR (Chile)	5.95

Covanta Holding Corp.	5.56

MEMC Electronic Materials Inc.	5.49
Suntech Power Holdings Co. Ltd. SP ADR (China)	5.34
Iberdrola Renovables SA (Spain)	5.04

Vestas Wind Systems A/S (Denmark)	4.94

First Solar Inc.	4.70

EDP Renovaveis SA (Portugal)	4.15

JA Solar Holdings Co. Ltd. SP ADR (China)	4.04

TOTAL	51.67%

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy IndexTM (the “Index”). The Index is designed to track performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 11.18%, while the total return for the Index was 9.68%.

Equity markets worldwide enjoyed robust returns for the reporting period. A primary catalyst for the global stock market rally was a budding economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets around the globe. However, signs of economic stabilization began to appear early in the reporting period, and by the second half of 2009, many economies had returned to positive growth after several quarters of economic contraction. Global stock markets also got a boost from improving credit conditions.

On a regional basis, emerging markets generated the best results, appearing to benefit from the global recovery and an increase in investors’ appetite for risk. Among developed markets, equity markets along the Pacific Rim (excluding Japan) were the best performers during the reporting period. European stock markets also generated healthy returns, although they gave back some of their gains late in the period amid a sovereign debt crisis in Greece and potential crisis looming in Portugal and Spain. U.S. stocks lagged modestly despite the U.S. economy leading the overall recovery. The Japanese stock market generated the lowest returns as weak domestic demand cast doubt on the strength of the country’s economic rebound.

As represented by the Index, global clean energy stocks advanced during the period but lagged the broad global equity indexes by a large margin. Although oil and gas prices increased markedly during the reporting period, demand for alternative energy remained tepid. Several factors contributed to the lukewarm demand for clean energy – the global economic recovery is still in the early stages, oil prices remain 50% below their all-time highs, government subsidies for solar energy projects in Germany expired at the end of 2009, and the

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Copenhagen climate talks in December 2009 failed to produce any binding limitations on greenhouse gas emissions. As a result, clean energy stocks failed to keep pace with the broad rally in the global equity markets.

Seven of the Fund’s ten largest holdings as of March 31, 2010 advanced for the reporting period. The top performer, and the only stock among the ten largest to return more than 100%, was Brazilian electric utility Companhia Paranaense de Energia (the Fund’s largest holding as of March 31, 2010), which appeared to benefit from strong demand and a resilient Brazilian economy. Another strong performer was JA Solar Holdings Co. Ltd., a Chinese company that produces solar power cells. The decliners among the Fund’s top ten holdings were silicon wafer producer MEMC Electronic Materials Inc. and thin-film solar panel producer First Solar Inc., both of which are based in the U.S., as well as Portuguese renewable energy producer EDP Renovaveis SA.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
62.24%	62.59%	61.87%	(0.76)%	(0.70)%	(0.77)%	(2.66)%	(2.45)%	(2.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Retail	28.03%

Media	22.15

Auto Manufacturers	16.61

Auto Parts & Equipment	4.48

Home Furnishings	4.35

Apparel	4.20

Internet	3.08

Lodging	2.34

Distribution & Wholesale	1.73

Leisure Time	1.69

Holding Companies – Diversified	1.53

Advertising	1.32

Food Service	1.09

Entertainment	1.02

Commercial Services	0.93

Home Builders	0.87

Electrical Components & Equipment	0.75

Toys, Games & Hobbies	0.71

Manufacturing	0.60

Hand & Machine Tools	0.45

Telecommunications	0.40

Household Products & Wares	0.37

Cosmetics & Personal Care	0.31

Chemicals	0.30

Health Care – Products	0.24

Housewares	0.23

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	5.31%

McDonald’s Corp.	3.61

Walt Disney Co. (The)	3.18

Honda Motor Co. Ltd. (Japan)	2.72

Home Depot Inc. (The)	2.70

Comcast Corp. Class A	2.69

Amazon.com Inc.	2.28

Daimler AG Registered (Germany)	2.22

Ford Motor Co.	2.09

Target Corp.	1.98

TOTAL	28.78%

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 62.24%, while the total return for the Index was 61.87%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

U.S. consumer spending rose in February 2010 for the fifth straight month, jumping 3.4% from a year earlier. Household net worth also rose almost 12% between the first and fourth quarters of 2009. Household liabilities fell to $14 trillion in the fourth quarter from a record $14.5 trillion in the third quarter of 2008, marking the first time that Americans have reduced household debt in 50 years. The U.S. auto companies have shown signs of a turnaround, with General Motors Corp. repaying a sizeable portion of the loan extended it by the U.S. government ahead of schedule. Since mid-2009, the U.S. auto industry has added about 45,000 jobs, the strongest job growth in 10 years.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price for the reporting period. U.S. automaker Ford Motor Co. was the strongest performer, as the company benefited from an improving economy and strong sales. The Walt Disney Co., the second strongest performer, saw its theme park business improve as consumers began feeling more comfortable spending discretionary dollars. Daimler AG, maker of Mercedes Benz, saw its car and trucks sales advance at a near double-digit pace in the first quarter of 2010. The weakest performer among the ten largest holdings was McDonald’s Corp., as consumers shifted to more upscale dining.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.05%	44.47%	44.01%	6.04%	6.06%	6.09%	23.13%	23.22%	23.34%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2010 iSHARES ANNUALREPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Food	32.55%

Beverages	21.08

Agriculture	14.10

Cosmetics & Personal Care	13.42

Retail	12.45

Household Products & Wares	3.43

Manufacturing	1.47

Pharmaceuticals	0.47

Food Service	0.23

Forest Products & Paper	0.15

Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	8.23%

Procter & Gamble Co. (The)	8.10

Coca-Cola Co. (The)	5.59

Wal-Mart Stores Inc.	5.21

PepsiCo Inc.	4.76

Philip Morris International Inc.	4.32

British American Tobacco PLC (United Kingdom)	3.02

Tesco PLC (United Kingdom)	2.32

Kraft Foods Inc. Class A	2.30

Unilever NV CVA (Netherlands)	2.27

TOTAL	46.12%

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 44.05%, while the total return for the Index was 44.01%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global consumer staples stocks, as represented by the Index, advanced more than 40% for the reporting period, but lagged the broad S&P Global 1200 Index. Companies in the consumer staples sector make or sell products and services that are generally in demand regardless of economic conditions. In a period of economic rebound, these stocks tend to underperform as investors seek more aggressive holdings.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Indeed, while U.S. consumer spending rose in February 2010 for the fifth straight month, spending on staples such as household goods and packaged foods has lagged as consumers traded down from brand names to cheaper offerings for daily necessities. In addition, companies have cut prices on premium brands, causing downward pressure on earnings.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. Unilever NV, a Netherlands-based global consumer goods company, saw a surge in sales volume, particularly in emerging markets. Nestle SA, the world’s largest food company, posted strong earnings, particularly in Asia. British American Tobacco PLC saw profits rise, helped by a declining British currency, as the company increased dividends. The weakest performer among the top ten was Wal-Mart Stores Inc., the global discount retailer, which cited price deflation in food and electronics as a cause for lower profits.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.56%	36.08%	35.61%	6.93%	6.88%	6.88%	11.29%	11.31%	10.92%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.56%	36.08%	35.61%	39.79%	39.49%	39.44%	145.10%	145.59%	138.41%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Oil & Gas	85.86%

Oil & Gas Services	8.08

Pipelines	3.36

Coal	1.08

Mining	0.46

Metal Fabricate & Hardware	0.44

Engineering & Construction	0.38

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	13.48%

BP PLC (United Kingdom)	7.57

Chevron Corp.	6.50

Total SA (France)	5.84

Royal Dutch Shell PLC Class A (United Kingdom)	4.37

ConocoPhillips	3.24

Schlumberger Ltd.	3.23

Royal Dutch Shell PLC Class B (United Kingdom)	3.17

Occidental Petroleum Corp.	2.93

Eni SpA (Italy)	2.82

TOTAL	53.15%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P® believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 35.56%, while the total return for the Index was 35.61%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global energy stocks, as represented by the Index, increased in value during the reporting period, but lagged the broad S&P Global 1200 Index. Energy stocks, which have been weighted down by weak natural gas prices, have benefited from rising gasoline prices, which increased about 35% during the reporting period. Booming economies in Asia boosted demand for energy, as China’s automobile sales

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

surged past the U.S. Generally, however, oil consumption by developed nations continued to decline as countries become more focused on conservation.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. Schlumberger Ltd., which provides technology and information management to the oil & gas industry, saw earnings on international operations begin to rebound. Occidental Petroleum Corp., an oil & gas producer, announced a new oil discovery in Southern California that may be the biggest oil find in 30 years. BP PLC announced a plan to cut costs by $3 billion over the next two to three years. Among the ten largest holdings, Exxon Mobil Corp. provided the smallest returns as the company made a major acquisition in late 2009, putting pressure on earnings.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
79.47%	78.01%	80.20%	(3.55)%	(3.56)%	(3.55)%	1.20%	1.18%	1.26%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
79.47%	78.01%	80.20%	(16.52)%	(16.60)%	(16.55)%	10.54%	10.32%	11.04%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Banks	54.52%

Insurance	19.91

Diversified Financial Services	17.26

Real Estate	3.57

Real Estate Investment Trusts	3.03

Holding Companies – Diversified	0.53

Savings & Loans	0.26

Investment Companies	0.25

Commercial Services	0.13

Venture Capital	0.08

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Bank of America Corp.	3.76%

JPMorgan Chase & Co.	3.73

HSBC Holdings PLC (United Kingdom)	3.73

Wells Fargo & Co.	3.38

Berkshire Hathaway Inc. Class B	2.84

Banco Santander SA (Spain)	2.31

Goldman Sachs Group Inc. (The)	1.87

Royal Bank of Canada (Canada)	1.76

Commonwealth Bank of Australia (Australia)	1.68

Citigroup Inc.	1.68

TOTAL	26.74%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P® believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 79.47%, while the total return for the Index was 80.20%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global financial stocks, as represented by the Index, posted the largest increase of any sector in the global equity markets, rising by 80% as a group for the reporting period. An improving economy and an easing of credit helped these stocks to rebound, as investor confidence began to return. In the U.S., after taking billions in federal support during the financial crisis in 2008, some large banks repaid the

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

taxpayers and eliminated the restrictions on operations that came with it. Bank lending portfolios stabilized, as real estate markets throughout the country showed improvement. According to the National Association of Realtors, sales of single family homes and condominiums hit a seasonally adjusted annual rate of 5.35 million in March 2010, up from 4.61 million in 2009. Federal tax credits continued to spur sales as buyers took advantage of relatively low prices and low interest rates.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. Bank of America Corp., profiting from its acquisition of Merrill Lynch last year, posted earnings that significantly beat analyst expectations. Wells Fargo & Co. shares advanced as investors generally perceived its loan portfolio to be lower risk than competing banks. Commonwealth Bank of Australia benefited from that country’s strong economic rebound. Berkshire Hathaway Inc. lagged its other top-ten peers, returning more modest results.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.21%	34.66%	34.29%	3.30%	3.22%	3.39%	1.85%	1.86%	1.95%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.21%	34.66%	34.29%	17.61%	17.17%	18.14%	16.64%	16.67%	17.59%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Pharmaceuticals	60.97%

Health Care – Products	20.29

Biotechnology	6.85

Health Care – Services	5.71

Chemicals	2.90

Electronics	1.45

Commercial Services	0.85

Insurance	0.48

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Johnson & Johnson	8.63%

Novartis AG Registered (Switzerland)	6.87

Pfizer Inc.	6.66

Merck & Co. Inc.	5.59

Roche Holding AG Genusschein (Switzerland)	5.49

GlaxoSmithKline PLC (United Kingdom)	4.79

Abbott Laboratories	3.94

Sanofi-Aventis (France)	3.85

AstraZeneca PLC (United Kingdom)	3.11

Amgen Inc.	2.82

TOTAL	51.75%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P® believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 34.21%, while the total return for the Index was 34.29%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global healthcare stocks, as represented by the Index, posted a 34% increase during the reporting period, lagging the broad S&P Global 1200 Index. Healthcare is generally perceived as a defensive sector that typically has less economic sensitivity than the broader stock market. Therefore, when the economy is rebounding, these stocks typically underperform. In addition, healthcare stocks were adversely impacted by uncertainty over U.S. health care reform, a legislative battle lasting more than one year. In addition, pharmaceutical companies

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

reported lower earnings because of costs related to the health care overhaul. One measure requires drug makers to subsidize Medicaid, the U.S. government health care program for low-income individuals and families.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. Novartis AG, a Swiss pharmaceutical company, reported that strong sales of its swine flu vaccine helped increase net profits. Merck & Co. Inc. finally settled its case surrounding a painkiller drug, thus eliminating the uncertainty of further litigation in the matter. Sanofi-Aventis, France’s largest drug maker, saw its shares bolstered when Warren Buffett’s Berkshire Hathaway boosted its stake in the company. Abbott Laboratories produced more moderate returns, citing new U.S. healthcare laws as a reason for lower profits.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
68.18%	68.14%	67.90%	0.68%	0.70%	0.74%	2.44%	2.50%	2.63%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Manufacturing	23.18%

Transportation	15.45

Aerospace & Defense	13.99

Engineering & Construction	6.81

Machinery	5.87

Distribution & Wholesale	5.70

Commercial Services	5.58

Electrical Components & Equipment	3.83

Electronics	2.73

Building Materials	2.69

Hand & Machine Tools	2.61

Airlines	2.04

Metal Fabricate & Hardware	1.97

Holding Companies – Diversified	1.45

Environmental Control	1.32

Machinery – Diversified	0.97

Auto Manufacturers	0.97

Machinery – Construction & Mining	0.78

Energy – Alternate Sources	0.61

Food	0.34

Office & Business Equipment	0.22

Household Products & Wares	0.17

Software	0.17

Textiles	0.16

Housewares	0.03

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
General Electric Co.	8.53%

Siemens AG Registered (Germany)	3.62

United Technologies Corp.	2.95

United Parcel Service Inc. Class B	2.79

3M Co.	2.60

Boeing Co. (The)	2.41

ABB Ltd. Registered (Switzerland)	2.23

Caterpillar Inc.	1.73

Emerson Electric Co.	1.71

Mitsubishi Corp. (Japan)	1.62

TOTAL	30.19%

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 68.18%, while the total return for the Index was 67.90%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global industrial stocks, as represented by the Index, posted a 68% increase during the reporting period, outperforming the broad S&P Global 1200 Index. Much of the positive performance took place during the first calendar quarter of 2010, when it became more clear that the recession was subsiding. Industrials, which are particularly sensitive to economic cycles, had been cutting costs during the depths of the economic downturn. As a result, profit margins have surged following moderate increases in revenues. In addition, demand from emerging markets has boomed for big ticket items such as airplanes, heavy machinery and other equipment produced by industrial companies.

All of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period, with three doubling in value. Caterpillar Inc., which manufactures and sells heavy equipment worldwide, saw orders from China and India strengthen, although Europe and other developed regions still lagged. Boeing Co., a manufacturer of commercial jetliners and military aircraft, saw its shares soar despite announcing the delivery of fewer aircraft in the first quarter of 2010, year over year. Mitsubishi Corp., a Japanese conglomerate whose operations include autos, chemicals and financial services, generally benefited from the improving economy, particularly in Asia. United Parcel Service Inc. was the weakest performer amongst the ten largest holdings.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.76%	45.56%	45.72%	(12.67)%	(12.56)%	(12.93)%	(26.86)%	(26.66)%	(27.35)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Electric	34.76%

Commercial Services	19.80

Pipelines	17.11

Transportation	9.27

Engineering & Construction	7.69

Gas	6.15

Holding Companies – Diversified	2.37

Storage & Warehousing	1.12

Chemicals	0.75

Aerospace & Defense	0.65

Investment Companies	0.26

Water	0.14

Short-Term and Other Net Assets	(0.07)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
E.ON AG (Germany)	4.93%

TransCanada Corp. (Canada)	4.39

Enbridge Inc. (Canada)	4.10

GDF Suez (France)	3.88

Atlantia SpA (Italy)	3.79

Transurban Group (Australia)	3.65

Spectra Energy Corp.	3.39

Abertis Infraestructuras SA (Spain)	3.37

Williams Companies Inc. (The)	3.02

RWE AG (Germany)	2.51

TOTAL	37.03%

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 45.76%, while the total return for the Index was 45.72%.

Equity markets worldwide enjoyed robust returns for the reporting period. A primary catalyst for the global stock market rally was a budding economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets around the globe. However, signs of economic stabilization began to appear early in the reporting period, and by the second half of 2009, many economies had returned to positive growth after several quarters of economic contraction. Global stock markets also got a boost from improving credit conditions.

On a regional basis, emerging markets generated the best results, appearing to benefit from the global recovery and an increase in investors’ appetite for risk. Among developed markets, equity markets along the Pacific Rim (excluding Japan) were the best performers during the reporting period. European stock markets also generated healthy returns, although they gave back some of their gains late in the period amid a sovereign debt crisis in Greece and potential crisis looming in Portugal and Spain. U.S. stocks lagged modestly despite the U.S. economy leading the overall recovery. The Japanese stock market generated the lowest returns as weak domestic demand cast doubt on the strength of the country’s economic rebound.

As represented by the Index, global infrastructure stocks advanced sharply, slightly underperforming the broad global equity indexes. The burgeoning economic recovery provided a lift to infrastructure stocks as investors began to anticipate increased spending on global

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

infrastructure projects after these developments were delayed or eliminated during the economic downturn. Transportation stocks were among the best performers, rallying as growing demand for consumer products led to greater shipping and more traffic. Energy distributors also fared well as demand for energy increased, helping to contribute to higher energy prices. Utilities, which are generally considered to be defensive stocks, lagged as investors shifted into more economically sensitive segments of the market.

Each of the Fund’s ten largest holdings as of March 31, 2010 advanced by more than 20% for the reporting period. The top performer, and the only stock among the ten largest holdings to return more than 100%, was U.S. natural gas pipeline operator The Williams Companies Inc., which appeared to benefit from stronger demand and higher natural gas prices. Other strong performers included energy distribution companies Enbridge Inc. of Canada and Spectra Energy Corp. of the U.S., both of which were also beneficiaries of rising demand for energy. Lesser performers included French utility GDF Suezand Spanish transportation company Abertis Infraestructuras SA, which owns toll roads, airports, and parking garages.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
73.22%	72.53%	74.34%	8.93%	8.91%	9.22%	35.49%	35.39%	36.74%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Mining	43.88%

Chemicals	27.15

Iron & Steel	14.32

Building Materials	3.59

Forest Products & Paper	3.23

Agriculture	2.39

Packaging & Containers	2.05

Engineering & Construction	1.08

Textiles	0.79

Manufacturing	0.61

Biotechnology	0.31

Oil & Gas	0.30

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.88%

Rio Tinto PLC (United Kingdom)	4.52

BHP Billiton PLC (United Kingdom)	4.51

BASF SE (Germany)	3.50

Vale SA Class A Preferred SP ADR (Brazil)	3.44

Anglo American PLC (United Kingdom)	3.37

Monsanto Co.	2.39

ArcelorMittal (Netherlands)	2.18

Potash Corp. of Saskatchewan Inc. (Canada)	2.17

Barrick Gold Corp. (Canada)	2.14

TOTAL	36.10%

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P® believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 73.22%, while the total return for the Index was 74.34%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Global materials stocks, as represented by the Index, posted a 73% increase during the reporting period, outperforming the broad S&P Global 1200 Index. The economic rebound created a positive environment for commodities prices, which in turn benefited the profitability of materials companies. For example, rubber, a major tire component climbed 74% during the first quarter of 2010 alone, after nearly doubling in 2009, as sales of cars in China rose 56% in March 2010 compared to a year ago. Prices for iron ore and coal, key ingredients for steel, also soared.

All but one of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period, with five more than doubling in value. Anglo American PLC, a U.K.-based mining and natural resources company, saw shares rise sharply amidst a flurry of take over activity in the industry. Vale SA, a Brazilian-based metals and mining company, recently announced a 90% price increase for iron ore from a major Japanese steel maker. ArcelorMittal, the world’s largest steelmaker, announced plans to spend $5 billion to boost steel and iron ore output to meet demand from carmakers and builders. Monsanto Co., which provides agricultural products to farmers, declined in value in part because of falling crop prices as well as increased generic competition.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.04%	36.74%	36.99%	(10.52)%	(10.49)%	(11.71)%	(17.85)%	(17.81)%	(19.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Electric – Integrated	50.08%

Non-Ferrous Metals	20.22

Engineering/Research and Development Services	20.08

Energy – Alternate Sources	6.68

Diversified Minerals	1.89

Hazardous Waste Disposal	0.61

Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
McDermott International Inc.	8.86%

Cameco Corp. (Canada)	7.97

Iberdrola SA (Spain)	7.54

E.ON AG (Germany)	7.52

AREVA SA (France)	6.68

Shaw Group Inc. (The)	6.40

Exelon Corp.	4.89

JGC Corp. (Japan)	4.82

Tokyo Electric Power Co. Inc. (The) (Japan)	4.62

Paladin Energy Ltd. (Australia)	4.54

TOTAL	63.84%

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly-listed companies in the global nuclear energy business from developed markets or whose securities are listed on developed market exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 36.04%, while the total return for the Index was 36.99%.

Equity markets worldwide enjoyed robust returns for the reporting period. A primary catalyst for the global stock market rally was a budding economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets around the globe. However, signs of economic stabilization began to appear early in the reporting period, and by the second half of 2009, many economies had returned to positive growth after several quarters of economic contraction. Global stock markets also got a boost from improving credit conditions.

On a regional basis, emerging markets generated the best results, appearing to benefit from the global recovery and an increase in investors’ appetite for risk. Among developed markets, equity markets along the Pacific Rim (excluding Japan) were the best performers during the reporting period. European stock markets also generated healthy returns, although they gave back some of their gains late in the period amid a sovereign debt crisis in Greece and potential crisis looming in Portugal and Spain. U.S. stocks lagged modestly despite the U.S. economy leading the overall recovery. The Japanese stock market generated the lowest returns as weak domestic demand cast doubt on the strength of the country’s economic rebound.

As represented by the Index, global nuclear energy stocks posted strong returns for the reporting period but trailed the broad global equity indexes. One key factor behind this underperformance was the lagging performance of utilities stocks, which comprised approximately half of the Index as of March 31, 2010. Utilities underperformed during the reporting period as investors shifted away from defensive sectors of the market towards more economically sensitive segments. In contrast, companies providing equipment and services to the energy industry benefited from rising demand, as did producers of non-ferrous metals used in nuclear energy production.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Each of the Fund’s ten largest holdings as of March 31, 2010 advanced for the reporting period. The best performer, and the only stock among the ten largest holdings to return more than 100%, was U.S. construction and engineering company McDermott International Inc. (the Fund’s largest holding as of March 31, 2010), which manufactures nuclear power components in addition to providing equipment and services to the oil and gas industry. Strong demand from its oil and gas customers appeared to provide a boost to McDermott’s stock price. Other top performers included Canadian uranium producer Cameco Corp. and Japanese engineering firm JGC Corp. The only two stocks among the top ten holdings to post single-digit gains for the reporting period were electric utilities Exelon Corp. of the U.S. and The Tokyo Electric Power Co. Inc. of Japan.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2010

			Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.65%	55.82%	56.83%	4.44%	4.47%	4.70%	1.43%	1.45%	1.87%

			Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.65%	55.82%	56.83%	24.24%	24.41%	25.79%	12.67%	12.82%	16.82%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Computers	25.57%

Software	18.86

Semiconductors	18.51

Telecommunications	14.50

Internet	8.16

Electronics	5.03

Commercial Services	3.06

Office & Business Equipment	2.78

Electrical Components & Equipment	1.34

Toys, Games & Hobbies	1.27

Manufacturing	0.68

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Microsoft Corp.	8.21%

Apple Inc.	7.69

International Business Machines Corp.	6.09

Cisco Systems Inc.	5.41

Google Inc. Class A	4.96

Hewlett-Packard Co.	4.67

Intel Corp.	4.44

Samsung Electronics Co. Ltd. SP GDR (South Korea)	4.03

Oracle Corp.	3.68

QUALCOMM Inc.	2.56

TOTAL	51.74%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the information technology sector of the economy and that S&P® believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 55.65%, while the total return for the Index was 56.83%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	35

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Global technology stocks, as represented by the Index, posted a 57% increase during the reporting period, slightly outperforming the broad S&P Global 1200 Index. Technology companies benefited from the resurgent economy, as earnings advanced sharply during the first quarter of 2010. During the recession, corporate spending on technology was cut dramatically as businesses looked for ways to cut costs. As a result, investors saw pent up demand for corporate technology spending begin to accelerate. In addition, spending on consumer technology held up well during the recession, as consumers snapped up the latest innovative product. Consumer spending continued to accelerate as the economy improved throughout the period.

Each of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period, with Apple Inc. leading the way. The company reported that profits had doubled in the quarter ending March 31, 2010, as the iPhone® was a hit with consumers. Samsung Electronics Co. Ltd., a South Korean maker of semiconductors, benefited from strong demand for personal computers which use its products. Hewlett-Packard Co., a global technology company based in Silicon Valley, was aided by the improving global economy, cost cutting and a strong showing in its personal computer division. The weakest performer was QUALCOMM Inc., a manufacturer of wireless telecommunications products, which saw profit margins fall due to weak cell phone component prices.

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2010

			Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.24%	26.43%	25.70%	4.33%	4.39%	4.15%	2.94%	2.96%	2.89%

			Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.24%	26.43%	25.70%	23.60%	23.94%	22.54%	27.50%	27.69%	26.93%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	37

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Telecommunications	95.79%

Internet	2.23

Media	1.71

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
AT&T Inc.	14.81%

Vodafone Group PLC (United Kingdom)	11.81

Telefonica SA (Spain)	9.38

Verizon Communications Inc.	8.59

China Mobile Ltd. (China)	4.72

France Telecom SA (France)	4.56

Deutsche Telekom AG Registered (Germany)	3.94

Telstra Corp. Ltd. (Australia)	3.03

Nippon Telegraph and Telephone Corp. (Japan)	3.03

America Movil SAB de CV Series L SP ADR (Mexico)	2.62

TOTAL	66.49%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P® believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 26.24%, while the total return for the Index was 25.70%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Global telecommunications stocks, as represented by the Index, posted a 26% increase during the reporting period, lagging the broad S&P Global 1200 Index. Diversified telecom service providers are considered to be basic service companies that typically hold up well in an economic recession but underperform when the economy recovers as investor appetite for risk increases. In addition, telecom companies typically offer high dividend payouts, which reduce stock price volatility. During the reporting period, the subscriber growth rate in the U.S. wireless industry declined, as cell phone usage approached the saturation point. In addition, high unemployment and low rates of new home construction had a negative impact on telecommunications and cable demand.

Each of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. America Movil SAB de CV, which offers wireless and fixed communications services in Latin America, is in the process of acquiring a company that controls Mexico’s largest telephone company. Vodafone Group PLC, a U.K.-based telecom firm, also considered a major merger during the year, boosting its share price. Telstra Corp. Ltd., Australia’s largest telecommunications company, benefited in part from the country’s relatively robust economy. Verizon Communications Inc., though posting a gain, provided the most modest returns during the reporting period, citing the adverse impact of health care reform on its results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	39

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
88.81%	87.69%	87.52%	(6.98)%	(6.78)%	(7.83)%	(12.03)%	(11.69)%	(13.41)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Paper & Related Products	48.11%

Forestry	45.60

Containers – Paper/Plastic	11.12

Containers – Metal/Glass	2.88

Short-Term and Other Net Assets	(7.71)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Sino-Forest Corp. Class A (Canada)	8.42%

Rayonier Inc.	7.99

Weyerhaeuser Co.	7.97

Plum CreekTimber Co. Inc.	7.94

West FraserTimber Co. Ltd. (Canada)	7.54

Canfor Corp. (Canada)	6.37

Fibria Celulose SA SP ADR (Brazil)	5.84

UPM-Kymmene OYJ (Finland)	4.57

Svenska Cellulosa AB Class B (Sweden)	4.44

Stora Enso OYJ Class R (Finland)	4.43

TOTAL	65.51%

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry IndexTM (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 88.81%, while the total return for the Index was 87.52%.

Equity markets worldwide enjoyed robust returns forthe reporting period. A primary catalyst forthe global stock market rally was a budding economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets around the globe. However, signs of economic stabilization began to appear early in the reporting period, and by the second half of 2009, many economies had returned to positive growth after several quarters of economic contraction. Global stock markets also got a boost from improving credit conditions.

On a regional basis, emerging markets generated the best results, appearing to benefit from the global recovery and an increase in investors’ appetite for risk. Among developed markets, equity markets along the Pacific Rim (excluding Japan) were the best performers during the reporting period. European stock markets also generated healthy returns, although they gave back some of their gains late in the period amid a sovereign debt crisis in Greece and potential crisis looming in Portugal and Spain. U.S. stocks lagged modestly despite the U.S. economy leading the overall recovery. The Japanese stock market generated the lowest returns as weak domestic demand cast doubt on the strength of the country’s economic rebound.

As represented by the Index, global timber and forestry stocks posted returns of 88% for the reporting period, outpacing the broad global equity indexes by a wide margin. Paper and forest products companies, which comprised a large portion of the Index as of March 31, 2010, generated very strong returns as the burgeoning economic recovery contributed to a substantial increase in demand for paper and forest products. In addition, rising prices for lumber and paper provided a boost to timber and forestry stocks. Container and packaging companies also benefited from growing demand for their products.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	41

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Each of the Fund’s ten largest holdings as of March 31, 2010 advanced by more than 40% for the reporting period, with six posting triple-digit returns. The best performer by far was Brazilian paper and forest products company Fibria Celulose SA. Fibria benefited from a sharp increase in demand and a resilient Brazilian economy. Other top performers included Canadian forest products companies Sino-Forest Corp. (the Fund’s largest holding as of March 31, 2010), which owns and operates forest land in China, and Canfor Corp. The weaker performers among the Fund’s ten largest holdings included U.S. real estate investment trusts that own timberland, including Rayonier Inc. and Plum Creek Timber Co. Inc.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.69%	25.06%	25.38%	0.37%	0.27%	0.29%	1.33%	0.96%	1.03%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	43

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Electric	77.99%

Gas	15.25

Water	3.59

Pipelines	1.32

Oil & Gas	0.63

Energy – Alternate Sources	0.37

Engineering & Construction	0.33

Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
E.ON AG (Germany)	7.52%

GDF Suez (France)	6.00

RWE AG (Germany)	3.89

Enel SpA (Italy)	3.83

Iberdrola SA (Spain)	3.59

Tokyo Electric Power Co. Inc. (The) (Japan)	3.26

Exelon Corp.	3.10

Southern Co.	2.88

Dominion Resources Inc.	2.64

National Grid PLC (United Kingdom)	2.56

TOTAL	39.27%

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P® believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 25.69%, while the total return for the Index was 25.38%.

Stock markets rebounded throughout the world, regaining some of the ground lost during the prior year. The S&P Global 1200 Index, a broad global stock market indicator, rose 54% for the twelve months ended March 31, 2010. Recession gave way to apparent economic recovery in most of the world, as credit markets eased and many global financial firms that had been on the verge of bankruptcy began to regain their footing. By the summer of 2009, many Asian economies resumed double-digit performance, while the U.S. economy began to emerge from one of the worst recessions in 60 years. However, Europe lagged as it coped with developing financial crises of varying magnitudes in Greece, Portugal and Spain.

On a regional basis, U.S. stocks rallied, reflecting an improving U.S. economy, which began showing positive growth during the third quarter of 2009. While inflation was subdued, unemployment remained close to 10%. Against this backdrop the Federal Reserve kept short-term interest rates unchanged at 0-0.25%. In Europe, economies were slower to recover as unemployment remained at an 11-year high. Greece’s weak financial condition was a major concern to nearby euro countries. To stabilize Greece’s economy, the euro-zone finance ministers together with the International Monetary Fund extended loan packages worth in excess of 50 billion euros. In stark contrast, economic growth was robust in Asia, with China’s GDP advancing nearly 12% in the first quarter of 2010. As it has for many years, Japan’s economy continued to lag, although exports surged in the first quarter of 2010.

Global utilities stocks, as represented by the Index, posted a 25% increase during the reporting period, lagging the broad S&P Global 1200 Index. Utilities are generally considered to be companies that provide essential services and thus typically hold up well in an economic recession, but underperform when the economy recovers as investor appetite for risk increases. Utility companies typically offer high

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

dividend payouts, which has been desirable for investors seeking income in a low interest-rate environment. In addition, the demand for power increased as the economy recovered, boosting utility shares.

Each of the Fund’s ten largest holdings as of March 31, 2010 increased in price during the reporting period. Enel SpA, Italy’s largest power company, posted earnings gains despite Europe’s sluggish economy because of its diversification into emerging markets such as Latin America and Eastern Europe. E.ON AG, a German utility, contributed strongly to performance as the company sold assets to reduce debt. Dominion Resources Inc., a Virginia utility, bolstered earnings with the sale of its Appalachian exploration division. The weakest performer in the group was Exelon Corp., a Chicago-based utility that is the largest nuclear power plant operator in the U.S. The company’s earnings were under pressure as wholesale power prices continued to decline in its market.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	45

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period “to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/09 to 3/31/10)
S&P Global 100
Actual	$1,000.00	$1,052.10	0.40%	$2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.40	2.02
S&P Global Clean Energy
Actual	1,000.00	824.80	0.48	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,134.20	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Consumer Staples Sector
Actual	1,000.00	1,109.90	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/09 to 3/31/10)
S&P Global Energy Sector
Actual	$1,000.00	$1,046.30	0.48%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Financials Sector
Actual	1,000.00	1,003.10	0.48	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Healthcare Sector
Actual	1,000.00	1,090.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Industrials Sector
Actual	1,000.00	1,133.50	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Infrastructure
Actual	1,000.00	1,043.70	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Materials Sector
Actual	1,000.00	1,145.10	0.49	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.49	2.47
S&P Global Nuclear Energy
Actual	1,000.00	958.30	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Technology Sector
Actual	1,000.00	1,110.90	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Telecommunications Sector
Actual	1,000.00	1,003.60	0.48	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Timber & Forestry
Actual	1,000.00	1,151.00	0.48	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Global Utilities Sector
Actual	1,000.00	987.70	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	47

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.62%

AUSTRALIA – 1.84%
BHP Billiton Ltd.	388,644	$15,549,289

		15,549,289

FINLAND – 0.81%
Nokia OYJ	90,693	1,414,924
Nokia OYJ SP ADR	346,992	5,392,256

		6,807,180

FRANCE – 8.94%
Alcatel-Lucent[a]	275,776	873,550
AXA	226,570	5,049,239
BNP Paribas	100,914	7,764,047
Carrefour SA	68,110	3,288,717
Compagnie de Saint-Gobain	46,426	2,236,357
France Telecom SA	223,512	5,357,620
GDF Suez	169,024	6,541,002
L’Oreal SA	28,356	2,987,372
LVMH Moet Hennessy Louis Vuitton SA	29,746	3,483,175
Sanofi-Aventis	124,266	9,279,885
Schneider Electric SA	30,024	3,527,916
Societe Generale	85,624	5,394,920
Total SA	271,884	15,811,751
Vivendi SA	141,502	3,793,906

		75,389,457

GERMANY – 6.75%
Allianz SE Registered	52,542	6,599,710
BASF SE	105,640	6,563,873
Bayer AG	95,076	6,442,659
Daimler AG Registered	103,416	4,877,336
Deutsche Bank AG Registered	72,280	5,577,652
Deutsche Telekom AG Registered	343,330	4,661,858
E.ON AG	219,620	8,123,082
RWE AG	47,260	4,194,956
Siemens AG Registered	94,242	9,455,523
Volkswagen AG	4,448	430,329

		56,926,978

ITALY – 0.43%
Assicurazioni Generali SpA	151,510	3,642,995

		3,642,995

Security	Shares	Value

JAPAN – 4.98%
Bridgestone Corp.	55,600	$949,675
Canon Inc.	139,050	6,443,563
FUJIFILM Holdings Corp.	55,800	1,922,902
Honda Motor Co. Ltd.	194,600	6,872,646
Nissan Motor Co. Ltd.[a]	222,400	1,906,490
Panasonic Corp.	222,400	3,403,596
Seven & I Holdings Co. Ltd.	83,420	2,016,757
Sony Corp.	117,600	4,505,651
Toshiba Corp.[a]	335,400	1,733,714
Toyota Motor Corp.	305,800	12,256,218

		42,011,212

NETHERLANDS – 1.81%
AEGON NVa	169,024	1,159,541
ING Groep NV CVA[a]	447,580	4,476,747
Koninklijke Philips Electronics NV	10,750	345,318
Koninklijke Philips Electronics NV NYS	102,972	3,297,163
Unilever NV CVA	25,807	782,021
Unilever NV NYS[b]	171,771	5,180,613

		15,241,403

SOUTH KOREA – 1.48%
Samsung Electronics Co. Ltd. SP GDR[c]	33,916	12,464,130

		12,464,130

SPAIN – 3.79%
Banco Bilbao Vizcaya Argentaria SA	430,344	5,898,683
Banco Santander SA	951,316	12,666,301
Repsol YPF SA	93,130	2,209,029
Telefonica SA	473,156	11,229,588

		32,003,601

SWEDEN – 0.44%
Telefonaktiebolaget LM Ericsson Class B	148,371	1,568,853
Telefonaktiebolaget LM Ericsson Class B SP ADR	201,485	2,101,489

		3,670,342

SWITZERLAND – 6.99%
ABB Ltd. Registered[a]	266,880	5,839,387
Credit Suisse Group AG Registered	119,818	6,186,982

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2010

Security	Shares	Value
Nestle SA Registered	422,560	$21,679,008
Novartis AG Registered	304,132	16,455,577
Swiss Reinsurance Co. Registered[a]	43,368	2,138,425
UBS AG Registered[a]	410,606	6,686,416

		58,985,795
UNITED KINGDOM – 16.22%
Anglo American PLC[a]	152,066	6,629,425
AstraZeneca PLC	168,190	7,498,195
Aviva PLC	327,206	1,912,393
Barclays PLC	1,394,448	7,621,203
BP PLC	2,168,678	20,507,788
Diageo PLC	290,510	4,873,861
GlaxoSmithKline PLC	598,256	11,484,343
HSBC Holdings PLC	2,012,442	20,391,857
National Grid PLC	293,290	2,853,980
Rio Tinto PLC	155,680	9,221,696
Royal Dutch Shell PLC Class A	29,877	865,620
Royal Dutch Shell PLC Class A SP ADR	190,025	10,994,847
Royal Dutch Shell PLC Class B	309,692	8,528,707
Standard Chartered PLC	190,986	5,207,477
Vodafone Group PLC	6,060,956	13,974,674
Xstrata PLC[a]	225,180	4,264,571

		136,830,637
UNITED STATES – 45.14%
Bristol-Myers Squibb Co.	197,039	5,260,941
Caterpillar Inc.	71,446	4,490,381
Chevron Corp.	231,852	17,581,337
Citigroup Inc.[a]	2,275,152	9,214,366
Coca-Cola Co. (The)	268,548	14,770,140
Colgate-Palmolive Co.	58,380	4,977,479
Dell Inc.[a]	199,604	2,996,056
Dow Chemical Co. (The)	131,494	3,888,278
E.I. du Pont de Nemours and Co.	105,918	3,944,386
EMC Corp.[a]	234,910	4,237,776
Exxon Mobil Corp.	549,328	36,793,989
Ford Motor Co.[a]	389,478	4,895,738
General Electric Co.	1,235,432	22,484,862
Hewlett-Packard Co.	274,942	14,613,167
Intel Corp.	635,508	14,146,408

Security	Shares	Value
International Business Machines Corp.	151,788	$19,466,811
Johnson & Johnson	318,588	20,771,938
JPMorgan Chase & Co.	459,256	20,551,706
Kimberly-Clark Corp.	48,094	3,024,151
McDonald’s Corp.	123,988	8,272,479
Merck & Co. Inc.	357,786	13,363,307
Microsoft Corp.	888,210	25,997,907
Morgan Stanley	161,518	4,730,862
News Corp. Class A NVS	259,096	3,733,573
Nike Inc. Class B	44,758	3,289,713
PepsiCo Inc.	188,206	12,451,709
Pfizer Inc.	934,080	16,019,472
Philip Morris International Inc.	219,620	11,455,379
Procter & Gamble Co. (The)	337,770	21,370,708
Texas Instruments Inc.	141,502	3,462,554
3M Co.	81,454	6,807,111
United Technologies Corp.	107,586	7,919,405
Wal-Mart Stores Inc.	246,586	13,710,182

		380,694,271

TOTAL COMMON STOCKS (Cost: $1,004,422,887)		840,217,290

RIGHTS – 0.00%

GERMANY – 0.00%
Volkswagen AGa	4,448	2,769

		2,769

TOTAL RIGHTS (Cost: $0)		2,769

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	39,562	39,562
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	7,164	7,164

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	330,363	$330,363

		377,089

TOTAL SHORT-TERM INVESTMENTS (Cost: $377,089)		377,089

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $1,004,799,976)		840,597,148

Other Assets, Less Liabilities – 0.34%		2,867,171

NET ASSETS – 100.00%		$843,464,319

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 93.30%

AUSTRALIA – 3.29%
Infigen Energy	1,912,500	$2,246,897

		2,246,897

CHILE – 5.95%
Empresa Nacional de Electricidad SA SP ADR	86,472	4,063,319

		4,063,319

CHINA – 21.98%
JA Solar Holdings Co. Ltd. SP ADR[a,b]	492,480	2,762,813
LDK Solar Co. Ltd. SP ADR[a,b]	328,680	2,156,141
Solarfun Power Holdings Co. Ltd. SP ADR[a,b]	185,328	1,447,412
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	260,496	3,652,154
Trina Solar Ltd. SP ADR[a,b]	99,756	2,435,044
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	201,312	2,564,715

		15,018,279

DENMARK – 4.93%
Vestas Wind Systems A/Sa	61,956	3,372,621

		3,372,621

FRANCE – 3.74%
EDF Energies Nouvelles SAb	53,280	2,553,179

		2,553,179

GERMANY – 10.01%
Nordex AGa,b	154,548	1,767,055
Phoenix Solar AG	18,216	776,168
Q-Cells SEa ,b	166,212	1,655,275
SolarWorld AGb	174,960	2,643,184

		6,841,682

JAPAN – 0.94%
Japan Wind Development Co. Ltd.[b]	216	645,642

		645,642

NORWAY – 3.66%
Renewable Energy Corp. ASA[a,b]	533,448	2,498,417

		2,498,417

Security	Shares	Value

PORTUGAL – 4.15%
EDP Renovaveis SAa	361,980	$2,833,465

		2,833,465

SPAIN – 8.92%
Gamesa Corporacion Tecnologica SA	192,852	2,648,622
Iberdrola Renovables SA	828,324	3,446,476

		6,095,098

UNITED KINGDOM – 0.88%
PV Crystalox Solar PLC	829,188	603,742

		603,742

UNITED STATES – 24.85%
Covanta Holding Corp.[a]	227,952	3,797,680
Energy Conversion Devices Inc.[a,b]	145,260	1,137,386
Evergreen Solar Inc.[a,b]	465,876	526,440
First Solar Inc.[a,b]	26,172	3,209,996
FuelCell Energy Inc.[a]	161,676	455,926
GT Solar International Inc.[a]	83,592	437,186
MEMC Electronic Materials Inc.[a]	244,764	3,752,232
Ormat Technologies Inc.	45,324	1,275,417
SunPower Corp. Class Aa,b	126,612	2,392,967

		16,985,230

TOTAL COMMON STOCKS (Cost: $74,806,755)		63,757,571

PREFERRED STOCKS – 6.46%

BRAZIL – 6.46%
Companhia Paranaense de Energia Class B SP ADR	215,532	4,414,095

		4,414,095

TOTAL PREFERRED STOCKS (Cost: $2,766,435)		4,414,095

SHORT-TERM INVESTMENTS – 43.26%

MONEY MARKET FUNDS – 43.26%
BlackRockCash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	24,980,758	24,980,758

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	4,523,287	$4,523,287
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	61,837	61,837

		29,565,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,565,882)		29,565,882

TOTAL INVESTMENTS IN SECURITIES – 143.02% (Cost: $107,139,072)		97,737,548

Other Assets, Less Liabilities – (43.02)%		(29,401,133)

NET ASSETS – 100.00%		$68,336,415

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.46%

AUSTRALIA – 0.58%
Crown Ltd.	31,960	$239,956
Tabcorp Holdings Ltd.	48,440	306,778

		546,734

CANADA – 2.30%
Canadian Tire Corp. Ltd. Class A	3,440	187,979
Gildan Activewear Inc.[a]	6,240	164,342
Magna International Inc. Class Aa	6,160	381,604
Shaw Communications Inc. Class B	17,240	341,724
Thomson Reuters Corp.	16,642	606,267
Tim Hortons Inc.	9,240	301,093
Yellow Pages Income Fund	27,400	166,093

		2,149,102

FRANCE – 7.71%
Accor SA	7,200	399,045
Christian Dior SA	2,680	286,406
Compagnie Generale des Etablissements Michelin Class B	7,160	528,588
Hermes International[b]	3,840	534,399
Lagardere SCA	5,640	228,639
LVMH Moet Hennessy Louis Vuitton SA	12,200	1,428,587
PPR SA	3,560	474,815
PSA Peugeot Citroen SAa	8,040	237,161
Publicis Groupe SA	4,720	202,328
Renault SAa	9,960	467,648
SES SA FDR	14,920	377,419
Societe Television Francaise 1	5,120	95,154
Sodexo	4,800	287,398
Valeo SAa	4,480	160,185
Vivendi SA	55,880	1,498,236

		7,206,008

GERMANY – 4.07%
Adidas AG	11,360	608,700
Bayerische Motoren Werke AG	15,520	717,784
Daimler AG Registered	44,080	2,078,914
Puma AG	365	115,840
TUI AGa	10,240	115,349
Volkswagen AG	1,760	170,274

		3,806,861

Security	Shares	Value
HONG KONG – 1.43%
Esprit Holdings Ltd.	69,371	$547,217
Li & Fung Ltd.	160,000	787,152

		1,334,369

ITALY – 1.24%
Fiat SpA[a]	38,480	501,929
Luxottica Group SpA	8,235	220,627
Mediaset SpA	36,280	312,215
Pirelli & C. SpA[a]	206,040	126,851

		1,161,622

JAPAN – 17.23%
Bridgestone Corp.	32,000	546,575
Denso Corp.	24,000	715,325
Dentsu Inc.	8,000	210,360
Fast Retailing Co. Ltd.	2,400	417,380
Honda Motor Co. Ltd.	72,000	2,542,808
Marui Group Co. Ltd.	12,000	87,072
Nikon Corp.	15,600	340,749
Nippon Television Network Corp.	800	108,904
Nissan Motor Co. Ltd.[a]	100,000	857,235
NOK Corp.	8,300	124,980
Oriental Land Co. Ltd.	2,300	160,488
Panasonic Corp.	88,000	1,346,747
SANYO Electric Co. Ltd.[a]	120,000	192,637
Sekisui House Ltd.	25,000	249,893
Sharp Corp.	40,000	500,428
Sony Corp.	48,000	1,839,041
Suzuki Motor Corp.	16,000	353,253
Toyota Industries Corp.	8,000	228,596
Toyota Motor Corp.	124,000	4,969,820
Yamada Denki Co. Ltd.	4,400	324,914

		16,117,205

MEXICO – 0.51%
Grupo Televisa SA CPO	112,000	475,070

		475,070

NETHERLANDS – 0.76%
Reed Elsevier NV	34,560	420,775
Wolters Kluwer NV	13,480	292,840

		713,615

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
SOUTH KOREA – 0.41%
Hyundai Motor Co. Ltd. Class A SP GDR[a,c,d]	7,549	$385,301

		385,301

SPAIN – 0.77%
Industria de Diseno Textil SA	10,920	721,135

		721,135

SWEDEN – 1.99%
Electrolux AB Class B	17,120	392,497
Hennes & Mauritz AB Class B	22,560	1,470,459

		1,862,956

SWITZERLAND – 1.06%
Compagnie Financiere Richemont SA Class A Bearer Units	13,640	529,116
Swatch Group AG (The) Bearer	1,440	459,957

		989,073

UNITED KINGDOM – 6.21%
Aegis Group PLC	37,720	72,781
British Sky Broadcasting Group PLC	46,200	421,886
Carnival PLC	7,720	316,768
Compass Group PLC	90,800	724,484
Daily Mail & General Trust PLC Class A NVS	12,488	94,261
DSG International PLC[a]	180,960	95,937
GKN PLC[a]	85,160	178,267
Home Retail Group PLC	41,240	169,529
InterContinental Hotels Group PLC	13,640	213,526
ITV PLC[a]	174,400	160,713
Kingfisher PLC	109,160	355,014
Ladbrokes PLC	43,200	104,193
Marks & Spencer Group PLC	74,920	420,604
Mitchells & Butlers PLC[a]	15,800	75,975
Next PLC	9,120	299,371
Pearson PLC	35,040	550,657
Persimmon PLC[a]	15,760	111,284
Reed Elsevier PLC	54,400	433,639
United Business Media Ltd.	7,920	65,896
WH Smith PLC	6,440	47,467
Whitbread PLC	8,520	190,500
William Hill PLC	37,680	120,715
WPP PLC	56,280	583,085

		5,806,552

Security	Shares	Value
UNITED STATES – 53.19%
Abercrombie & Fitch Co. Class A	4,328	$197,530
Amazon.com Inc.[a]	15,680	2,128,246
Apollo Group Inc. Class Aa	6,240	382,450
AutoNation Inc.[a,b]	4,400	79,552
AutoZone Inc.[a]	1,600	276,944
Bed Bath & Beyond Inc.[a]	12,520	547,875
Best Buy Co. Inc.	15,960	678,938
Big Lots Inc.[a]	4,080	148,594
Carnival Corp.	21,200	824,256
CBS Corp. Class B NVS	32,400	451,656
Coach Inc.	14,840	586,477
Comcast Corp. Class A	133,840	2,518,869
D.R. Horton Inc.	13,600	171,360
Darden Restaurants Inc.	7,120	317,125
DeVry Inc.	3,040	198,208
DIRECTV Class Aa	43,560	1,472,764
Discovery Communications Inc. Series Aa,b	13,120	443,325
Eastman Kodak Co.[a]	10,080	58,363
Expedia Inc.	9,480	236,621
Family Dollar Stores Inc.	6,440	235,768
Ford Motor Co.[a]	155,760	1,957,903
Fortune Brands Inc.	7,200	349,272
GameStop Corp. Class Aa	7,440	163,010
Gannett Co. Inc.	11,720	193,614
Gap Inc. (The)	21,720	501,949
Genuine Parts Co.	6,720	283,853
GoodyearTire & Rubber Co. (The)[a]	12,280	155,219
H&R Block Inc.	16,480	293,344
Harley-Davidson Inc.	11,640	326,735
Harman International Industries Inc.[a]	3,400	159,052
Hasbro Inc.	6,520	249,586
Home Depot Inc. (The)	78,080	2,525,888
International Game Technology	14,240	262,728
Interpublic Group of Companies Inc. (The)[a]	24,241	201,685
J.C. Penney Co. Inc.	11,240	361,591
Johnson Controls Inc.	31,920	1,053,041
Kohl’s Corp.[a]	14,000	766,920
Leggett & Platt Inc.	7,600	164,464
Lennar Corp. Class A	7,200	123,912

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Limited Brands Inc.	12,280	$302,334
Lowe’s Companies Inc.	67,120	1,626,989
Macy’s Inc.	19,880	432,788
Marriott International Inc. Class A	12,440	392,109
Mattel Inc.	18,080	411,139
McDonald’s Corp.	50,640	3,378,701
McGraw-Hill Companies Inc. (The)	14,760	526,194
Meredith Corp.[b]	920	31,657
New YorkTimes Co. (The) Class Aa	4,646	51,710
Newell Rubbermaid Inc.	14,240	216,448
News Corp. Class A NVS	105,600	1,521,696
Nike Inc. Class B	18,360	1,349,460
Nordstrom Inc.	7,600	310,460
Office Depot Inc.[a]	13,641	108,855
Omnicom Group Inc.	13,920	540,235
O’Reilly Automotive Inc.[a]	6,640	276,954
Polo Ralph Lauren Corp.	2,640	224,506
Priceline.com Inc.[a]	2,000	510,000
Pulte Homes Inc.[a]	14,280	160,650
RadioShack Corp.	6,603	149,426
Ross Stores Inc.	5,680	303,710
Scripps Networks Interactive Inc. Class A	4,600	204,010
Sears Holdings Corp.[a]	2,200	238,546
Sherwin-Williams Co. (The)	4,160	281,549
Stanley Black & Decker Inc.	7,280	417,945
Staples Inc.	33,120	774,677
Starbucks Corp.[a]	35,040	850,421
Starwood Hotels & Resorts Worldwide Inc.	9,280	432,819
Target Corp.	35,200	1,851,520
Tiffany & Co.	5,400	256,446
Time Warner Cable Inc.	16,400	874,284
Time Warner Inc.	50,089	1,566,283
TJX Companies Inc. (The)	19,400	824,888
Urban Outfitters Inc.[a]	6,040	229,701
VF Corp.	4,200	336,630
Viacom Inc. Class B NVS[a]	27,920	959,890
Walt Disney Co. (The)	85,320	2,978,521
Washington Post Co. (The) Class B	240	106,603
Whirlpool Corp.	3,720	324,570
Wyndham Worldwide Corp.	9,323	239,881
Wynn Resorts Ltd.	3,520	266,922

Security	Shares	Value
Yum! Brands Inc.	22,280	$853,992

		49,744,806

TOTAL COMMON STOCKS
(Cost: $77,113,375)		93,020,409

PREFERRED STOCKS – 0.32%

GERMANY – 0.32%
Porsche Automobil Holding SE	4,880	298,362

		298,362

TOTAL PREFERRED STOCKS
(Cost: $315,483)		298,362

RIGHTS – 0.00%

GERMANY – 0.00%
Volkswagen AGa	1,760	1,096

		1,096

TOTAL RIGHTS (Cost: $0)		1,096

SHORT-TERM INVESTMENTS – 1.03%

MONEY MARKET FUNDS – 1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[e,f,g]	760,434	760,434
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[e,f,g]	137,692	137,692
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[e,f]	64,791	64,791

		962,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $962,917)		962,917

TOTAL INVESTMENTS IN SECURITIES – 100.81% (Cost: $78,391,775)		94,282,784

Other Assets, Less Liabilities – (0.81)%		(758,928)

NET ASSETS – 100.00%		$93,523,856

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2010

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.32%

AUSTRALIA – 3.54%
Coca-Cola Amatil Ltd.	81,666	$843,268
Foster’s Group Ltd.	298,818	1,450,889
Wesfarmers Ltd.	173,394	5,059,368
Woolworths Ltd.	187,668	4,823,030

		12,176,555

BELGIUM – 2.24%
Anheuser-Busch InBev NV	112,320	5,668,101
Colruyt SA	3,159	779,017
Delhaize Group SA	15,444	1,243,388

		7,690,506

CANADA – 1.10%
George Weston Ltd.	7,371	509,660
Loblaw Companies Ltd.	15,912	588,299
Metro Inc. Class A	16,263	675,014
Saputo Inc.	20,007	583,320
Shoppers Drug Mart Corp.	33,345	1,434,307

		3,790,600

DENMARK – 0.38%
Carlsberg A/S Class B	15,444	1,298,532

		1,298,532

FRANCE – 5.15%
Carrefour SA	89,973	4,344,380
Casino Guichard-Perrachon SA	8,541	724,035
Danone SA	97,461	5,881,602
L’Oreal SA	36,504	3,845,783
Pernod Ricard SA	34,047	2,896,358

		17,692,158

GERMANY – 0.59%
Beiersdorf AG	15,093	904,403
METRO AG	18,954	1,126,401

		2,030,804

IRELAND – 0.19%
Kerry Group PLC Class A	20,358	633,567

		633,567

JAPAN – 4.54%
AEON Co. Ltd.	105,317	1,195,862
Ajinomoto Co. Inc.	117,000	1,159,482
Asahi Breweries Ltd.	58,598	1,099,340

Security	Shares	Value
Japan Tobacco Inc.	702	$2,614,469
Kao Corp.	78,400	1,988,527
Kirin Holdings Co. Ltd.	121,596	1,794,530
Nippon Meat Packers Inc.	9,000	113,945
Nissin Foods Holdings Co. Ltd.	11,700	393,798
Seven & I Holdings Co. Ltd.	117,037	2,829,480
Shiseido Co. Ltd.	58,500	1,270,923
Unicharm Corp.	5,400	521,854
Yakult Honsha Co. Ltd.	23,420	632,119

		15,614,329

MEXICO – 1.40%
Fomento Economico Mexicano SAB de CV BD Units	327,609	1,569,036
Grupo Modelo SAB de CV Series Ca	105,837	624,104
Kimberly-Clark de Mexico SAB de CV Series A	93,617	532,524
Wal-Mart de Mexico SAB de CV Series V	409,585	2,097,564

		4,823,228

NETHERLANDS – 3.52%
Heineken NV	36,387	1,873,401
Koninklijke Ahold NV	181,116	2,418,822
Unilever NV CVA	257,283	7,796,363

		12,088,586

SINGAPORE – 0.49%
Wilmar International Ltd.	351,000	1,682,129

		1,682,129
SOUTH KOREA – 0.23%
KT&G Corp. Class A SP GDR[a,b,c]	28,532	789,338

		789,338

SWEDEN – 0.29%
Swedish Match AB	41,652	998,907

		998,907

SWITZERLAND – 8.23%
Nestle SA Registered	550,953	28,266,080

		28,266,080

UNITED KINGDOM – 13.95%
Associated British Foods PLC	53,118	788,423
British American Tobacco PLC	301,626	10,392,941

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Diageo PLC	379,899	$6,373,533
Imperial Tobacco Group PLC	154,206	4,701,693
J Sainsbury PLC	213,057	1,058,758
Reckitt Benckiser Group PLC	91,611	5,026,354
SABMiller PLC	137,358	4,025,483
Tate & Lyle PLC	68,445	471,570
Tesco PLC	1,208,727	7,984,054
Unilever PLC	192,933	5,662,972
Wm Morrison Supermarkets PLC	325,143	1,447,570

		47,933,351

UNITED STATES – 52.48%
Altria Group Inc.	313,677	6,436,652
Archer-Daniels-Midland Co.	96,642	2,792,954
Avon Products Inc.	64,467	2,183,497
Brown-Forman Corp. Class B NVS	17,082	1,015,525
Campbell Soup Co.	29,484	1,042,259
Clorox Co. (The)	21,645	1,388,310
Coca-Cola Co. (The)	349,362	19,214,910
Coca-Cola Enterprises Inc.	47,385	1,310,669
Colgate-Palmolive Co.	74,529	6,354,343
ConAgra Foods Inc.	66,456	1,666,052
Constellation Brands Inc. Class Aa	30,888	507,799
Costco Wholesale Corp.	66,573	3,975,074
CVS Caremark Corp.	213,057	7,789,364
Dean Foods Co.[a]	27,729	435,068
Dr Pepper Snapple Group Inc.	38,259	1,345,569
Estee Lauder Companies Inc. (The) Class A	18,603	1,206,777
General Mills Inc.	49,491	3,503,468
H.J. Heinz Co.	49,608	2,262,621
Hershey Co. (The)	25,740	1,101,929
Hormel Foods Corp.	10,647	447,280
J.M. Smucker Co. (The)	16,872	1,016,707
Kellogg Co.	38,610	2,062,932
Kimberly-Clark Corp.	63,063	3,965,401
Kraft Foods Inc. Class A	261,495	7,907,609
Kroger Co. (The)	102,024	2,209,840
Lorillard Inc.	24,336	1,831,041
McCormick & Co. Inc. NVS	20,475	785,421
Mead Johnson Nutrition Co. Class A	30,888	1,607,103

Security	Shares	Value
Molson Coors Brewing Co. Class B NVS	24,102	$1,013,730
PepsiCo Inc.	247,338	16,363,882
Philip Morris International Inc.	284,778	14,854,020
Procter & Gamble Co. (The)	440,154	27,848,544
Reynolds American Inc.	26,091	1,408,392
Safeway Inc.	63,297	1,573,563
Sara Lee Corp.	105,768	1,473,348
SUPERVALU Inc.	32,409	540,582
Sysco Corp.	91,728	2,705,976
Tyson Foods Inc. Class A	45,513	871,574
Walgreen Co.	148,824	5,519,882
Wal-Mart Stores Inc.	321,750	17,889,300
Whole Foods Market Inc.[a,d]	25,155	909,353

		180,338,320

TOTAL COMMON STOCKS
(Cost: $329,154,935)		337,846,990

PREFERRED STOCKS – 1.03%

BRAZIL – 0.61%
Companhia de Bebidas das Americas SP ADR	22,932	2,101,947

		2,101,947

GERMANY – 0.42%
Henkel AG & Co. KGaA	26,442	1,426,138

		1,426,138

TOTAL PREFERRED STOCKS
(Cost: $2,797,123)		3,528,085

SHORT-TERM INVESTMENTS – 0.27%

MONEY MARKET FUNDS – 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[e,f,g]	491,403	491,403
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[e,f,g]	88,979	88,979

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[e,f]	339,587	$339,587

		919,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $919,969)		919,969

TOTAL INVESTMENTS IN SECURITIES – 99.62% (Cost: $332,872,027)		342,295,044

Other Assets, Less Liabilities – 0.38%		1,321,358

NET ASSETS – 100.00%		$343,616,402

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	59

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 96.98%

AUSTRALIA – 2.50%
Oil Search Ltd.	513,468	$2,808,868
Origin Energy Ltd.	411,672	6,253,469
Santos Ltd.	394,536	5,308,751
Woodside Petroleum Ltd.	238,476	10,265,716
WorleyParsons Ltd.	100,980	2,358,820

		26,995,624

AUSTRIA – 0.25%
OMV AG	73,032	2,745,208

		2,745,208

CANADA – 11.41%
ARC Energy Trust	107,508	2,172,307
Cameco Corp.	183,192	5,021,507
Canadian Natural Resources Ltd.	249,900	18,515,581
Canadian Oil Sands Trust	222,156	6,667,636
Cenovus Energy Inc.	349,628	9,142,606
Enbridge Inc.	169,932	8,113,455
EnCana Corp.	345,168	10,750,883
Enerplus Resources Fund	77,520	1,839,147
Husky Energy Inc.	110,772	3,180,512
Imperial Oil Ltd.	116,484	4,504,132
Nexen Inc.	247,860	6,139,394
Penn West Energy Trust	192,780	4,087,229
Suncor Energy Inc.	727,260	23,676,899
Talisman Energy Inc.	457,368	7,830,548
TransCanada Corp.	310,080	11,375,662

		123,017,498

CHINA – 2.19%
CNOOC Ltd.	7,548,000	12,423,331
PetroChina Co. Ltd. SP ADR	95,710	11,219,126

		23,642,457

FRANCE – 6.23%
Technip SA	51,408	4,187,522
Total SA	1,082,628	62,961,572

		67,149,094

ITALY – 3.69%
Eni SpA	1,293,564	30,403,083
Saipem SpA	118,524	4,594,739
Tenaris SA	219,300	4,741,822

		39,739,644

Security	Shares	Value
JAPAN – 0.72%
INPEX Corp.	408	$2,995,377
Nippon Oil Corp.[a]	606,000	3,002,761
TonenGeneral Sekiyu K.K.	204,000	1,722,560

		7,720,698

NORWAY – 1.20%
Statoil ASA	72,153	1,672,634
Statoil ASA SP ADR	480,624	11,212,958

		12,885,592

SPAIN – 0.84%
Repsol YPF SA	259,692	6,159,853
Repsol YPF SA SP ADR	122,400	2,910,672

		9,070,525

UNITED KINGDOM – 18.85%
AMEC PLC	143,004	1,733,213
BG Group PLC	1,555,296	26,907,001
BP PLC	8,633,280	81,639,357
Cairn Energy PLC[b]	635,256	4,018,295
Royal Dutch Shell PLC Class A	1,627,920	47,165,384
Royal Dutch Shell PLC Class B	1,239,912	34,146,333
Tullow Oil PLC	403,104	7,643,356

		203,252,939

UNITED STATES – 49.10%
Anadarko Petroleum Corp.	226,440	16,491,625
Apache Corp.	154,632	15,695,148
Baker Hughes Inc.	143,412	6,717,418
BJ Services Co.	134,844	2,885,662
Cabot Oil & Gas Corp.	47,940	1,764,192
Cameron International Corp.[b]	111,792	4,791,405
Chesapeake Energy Corp.	302,940	7,161,502
Chevron Corp.	923,712	70,045,081
ConocoPhillips	683,604	34,980,017
CONSOL Energy Inc.	82,820	3,533,101
Denbury Resources Inc.[b]	186,864	3,152,396
Devon Energy Corp.	205,020	13,209,439
Diamond Offshore Drilling Inc.[c]	31,824	2,826,289
El Paso Corp.	346,596	3,757,101
EOG Resources Inc.	116,688	10,844,983
Exxon Mobil Corp.	2,169,336	145,302,125
FMC Technologies Inc.[b]	56,508	3,652,112
Halliburton Co.	414,936	12,502,022

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Helmerich & Payne Inc.	47,940	$1,825,555
Hess Corp.	135,660	8,485,533
Marathon Oil Corp.	327,828	10,372,478
Massey Energy Co.	43,656	2,282,772
Murphy Oil Corp.	88,536	4,974,838
Nabors Industries Ltd.[b,c]	135,456	2,659,001
National Oilwell Varco Inc.	192,984	7,831,291
Noble Energy Inc.	80,376	5,867,448
Occidental Petroleum Corp.	373,116	31,543,227
Peabody Energy Corp.	127,500	5,826,750
Pioneer Natural Resources Co.	53,448	3,010,191
Range Resources Corp.	73,032	3,423,010
Rowan Companies Inc.[b,c]	57,324	1,668,702
Schlumberger Ltd.	548,148	34,785,472
Smith International Inc.	119,544	5,118,874
Southwestern Energy Co.[b]	160,548	6,537,514
Spectra Energy Corp.	295,188	6,650,586
Sunoco Inc.	57,528	1,709,157
Tesoro Corp.[c]	77,520	1,077,528
Valero Energy Corp.	271,116	5,340,985
Williams Companies Inc. (The)	274,992	6,352,315
XTO Energy Inc.	268,668	12,675,755

		529,330,600

TOTAL COMMON STOCKS (Cost: $1,076,646,480)		1,045,549,879

PREFERRED STOCKS – 2.68%

BRAZIL – 2.68%
Petroleo Brasileiro SA SP ADR	729,912	28,897,216

		28,897,216

TOTAL PREFERRED STOCKS (Cost: $23,101,663)		28,897,216

SHORT-TERM INVESTMENTS – 0.60%

MONEY MARKET FUNDS – 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	5,155,493	5,155,493

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	933,510	$933,510
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	389,451	389,451

		6,478,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,478,454)		6,478,454

TOTAL INVESTMENTS IN SECURITIES – 100.26% (Cost: $1,106,226,597)		1,080,925,549

Other Assets, Less Liabilities – (0.26)%		(2,801,191)

NET ASSETS – 100.00%		$1,078,124,358

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	61

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.75%

AUSTRALIA – 8.16%
AMP Ltd.	141,576	$813,459
ASX Ltd.	12,104	377,062
Australia and New Zealand Banking Group Ltd.	170,272	3,963,366
AXA Asia Pacific Holdings Ltd.	65,824	381,833
BGP Holdings PLC[a]	608,993	82
CFS Retail Property Trust	102,000	175,539
Commonwealth Bank of Australia	104,448	5,396,387
GPT Group	607,512	320,623
Insurance Australia Group Ltd.	143,480	510,969
Lend Lease Corp. Ltd.	31,824	252,956
Macquarie Group Ltd.	22,848	990,881
National Australia Bank Ltd.	143,480	3,624,195
QBE Insurance Group Ltd.	68,952	1,318,281
Stockland Corp. Ltd.	170,136	623,076
Suncorp-Metway Ltd.	87,040	682,258
Westfield Group	147,560	1,633,382
Westpac Banking Corp.	201,416	5,146,772

		26,211,121

AUSTRIA – 0.20%
Erste Group Bank AG	15,640	658,153

		658,153

BELGIUM – 0.69%
Dexia SAb	73,848	441,263
Fortis[b]	168,232	600,045
Groupe Bruxelles Lambert SA	5,304	469,509
KBC Groep NVb	14,280	692,800

		2,203,617

BRAZIL – 1.01%
Itau Unibanco Holding SA SP ADR	147,968	3,253,816

		3,253,816

CANADA – 7.35%
Bank of Montreal	37,808	2,297,436
Bank of Nova Scotia	69,496	3,485,246
Brookfield Asset Management Inc. Class A	35,904	914,808
Canadian Imperial Bank of Commerce	26,520	1,939,563
Manulife Financial Corp.	118,864	2,347,873

Security	Shares	Value
National Bank of Canada	11,288	$688,039
Power Corp. of Canada	23,392	706,913
Royal Bank of Canada	96,424	5,649,246
Sun Life Financial Inc.	38,488	1,239,370
Toronto-Dominion Bank (The)	58,480	4,363,448

		23,631,942

CHILE – 0.15%
Banco de Chile SP ADR[c]	3,246	187,814
Banco SantanderChile SA SP ADR	4,080	278,338

		466,152

CHINA – 2.11%
China Construction Bank Corp. Class H	2,176,000	1,782,343
China Life Insurance Co. Ltd. Class H	568,000	2,721,238
Industrial and Commercial Bank of China Ltd. Class H	2,992,000	2,281,175

		6,784,756

DENMARK – 0.29%
Danske Bank A/Sb	38,352	945,225

		945,225

FINLAND – 0.27%
Sampo OYJ Class A	32,912	874,633

		874,633

FRANCE – 4.11%
AXA	133,688	2,979,312
BNP Paribas	59,160	4,551,609
Credit Agricole SA	68,680	1,204,385
Societe Generale	51,000	3,213,362
Unibail-Rodamco SE	6,256	1,269,749

		13,218,417

GERMANY – 3.38%
Allianz SE Registered	31,008	3,894,861
Commerzbank AGb,c	52,632	451,583
Deutsche Bank AG Registered	42,568	3,284,857
Deutsche Boerse AG	13,600	1,009,911
MuenchenerRueckversicherungs- Gesellschaft AG Registered	13,600	2,211,020

		10,852,232

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
GREECE – 0.27%
National Bank of Greece SA SP ADR	210,056	$852,827

		852,827

HONG KONG – 1.80%
BOC Hong Kong (Holdings) Ltd.	136,000	324,381
Cheung Kong (Holdings) Ltd.[c]	136,000	1,751,517
Hang Seng Bank Ltd.	27,200	379,028
Hong Kong Exchanges and Clearing Ltd.	77,000	1,285,201
Sun Hung Kai Properties Ltd.	136,000	2,045,771

		5,785,898

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a]	47,975	6

		6

ITALY – 3.26%
Assicurazioni Generali SpA	92,208	2,217,103
Banca Monte dei Paschi di Siena SpA	259,624	385,022
Banca Popolare di Milano Scrl	34,136	212,356
Banco Popolare SpA[b]	43,656	304,215
Intesa Sanpaolo SpA[b]	640,971	2,391,574
Mediobanca SpA[b]	34,465	370,978
Mediolanum SpA	15,640	91,686
UniCredit SpA[b]	1,314,576	3,891,022
Unione di Banche Italiane ScpA	45,152	610,341

		10,474,297

JAPAN – 6.28%
Credit Saison Co. Ltd.	13,600	211,045
Daiwa House Industry Co. Ltd.	28,000	316,139
Daiwa Securities Group Inc.	136,000	716,096
Mitsubishi Estate Co. Ltd.	62,000	1,015,197
Mitsubishi UFJ Financial Group Inc.	911,200	4,778,339
Mitsui Fudosan Co. Ltd.	36,000	611,430
Mitsui Sumitomo Insurance Group Holdings Inc.	27,200	755,394
Mizuho Financial Group Inc.	1,060,800	2,100,257
Nipponkoa Insurance Co. Ltd.[a]	16,000	99,144
Nomura Holdings Inc.	258,400	1,905,368
ORIX Corp.	8,160	723,955
Promise Co. Ltd.	6,800	63,095

Security	Shares	Value
Shinsei Bank Ltd.	136,000	$164,469
Sompo Japan Insurance Inc.[a]	38,000	258,647
Sumitomo Mitsui Financial Group Inc.	95,200	3,148,202
Sumitomo Realty & Development Co. Ltd.	17,000	323,662
Sumitomo Trust and Banking Co. Ltd. (The)	136,000	797,603
T&D Holdings Inc.	27,200	644,195
Tokio Marine Holdings Inc.	54,400	1,532,911

		20,165,148

NETHERLANDS – 0.98%
AEGON NVb	95,472	654,959
ING Groep NV CVA[b]	249,424	2,494,768

		3,149,727

NORWAY – 0.23%
DnB NOR ASA[b]	64,872	742,087

		742,087

PORTUGAL – 0.19%
Banco Comercial Portugues SA Registered	279,991	312,177
Banco Espirito Santo SA Registered[b]	52,360	283,393

		595,570

SINGAPORE – 1.28%
DBS Group Holdings Ltd.	136,000	1,391,081
Oversea-Chinese Banking Corp. Ltd.	136,000	847,294
United Overseas Bank Ltd.	136,000	1,869,690

		4,108,065

SOUTH KOREA – 0.80%
KB Financial Group Inc. SP ADR[b]	26,821	1,286,335
Shinhan Financial Group Co. Ltd. SP ADR[c]	16,322	1,297,599

		2,583,934

SPAIN – 3.77%
Banco Bilbao Vizcaya Argentaria SA	254,320	3,485,939
Banco de Sabadell SAc	82,144	454,377
Banco Popular Espanol SA	72,216	532,549
Banco Santander SA	557,872	7,427,789
Bankinter SA	24,013	200,151

		12,100,805

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
SWEDEN – 1.57%
Investor AB Class B	30,192	$581,019
Nordea Bank AB	223,584	2,213,472
Skandinaviska Enskilda Banken AB Class Ab	119,816	767,974
Svenska Handelsbanken AB Class A	33,456	983,645
Swedbank AB Class Ab	49,240	506,973

		5,053,083

SWITZERLAND – 3.99%
Baloise Holding AG Registered	3,264	289,947
Credit Suisse Group AG Registered	70,992	3,665,779
GAM Holding Ltd.	13,930	171,387
Julius Baer Group Ltd.	14,688	533,767
Swiss Life Holding AG Registered[b]	2,448	322,120
Swiss Reinsurance Co. Registered[b]	25,296	1,247,316
UBS AG Registered[b]	243,712	3,968,670
Zurich Financial Services AG Registered	10,200	2,619,410

		12,818,396

UNITED KINGDOM – 9.74%
Aviva PLC	186,320	1,088,969
Barclays PLC	806,752	4,409,215
British Land Co. PLC	63,104	460,521
Hammerson PLC	51,272	305,965
HSBC Holdings PLC	1,181,704	11,974,079
Land Securities Group PLC	54,672	562,279
Legal & General Group PLC	403,512	538,943
Lloyds Banking Group PLC[b]	3,710,488	3,532,971
London Stock Exchange Group PLC	16,320	175,890
Man Group PLC	118,184	432,945
Old Mutual PLC[b]	373,320	693,704
Provident Financial PLC	7,344	96,640
Prudential PLC	172,448	1,432,185
Resolution Ltd.[b]	179,470	223,099
Royal Bank of Scotland Group PLC[b]	1,147,296	765,747
RSA Insurance Group PLC	225,760	436,631
Schroders PLC	8,024	171,254
SEGRO PLC	50,592	245,271
Standard Chartered PLC	111,112	3,029,611
Standard Life PLC	156,808	476,438
3i Group PLC	58,320	257,612

		31,309,969

Security	Shares	Value
UNITED STATES – 36.87%
Aflac Inc.	32,096	$1,742,493
Allstate Corp. (The)	36,720	1,186,423
American Express Co.	81,056	3,344,371
American International Group Inc.[b,c]	8,840	301,798
Ameriprise Financial Inc.	17,272	783,458
Aon Corp.	18,904	807,390
Apartment Investment and Management Co. Class A	8,786	161,750
Assurant Inc.	8,160	280,541
AvalonBay Communities Inc.	5,984	516,718
Bank of America Corp.	677,688	12,096,731
Bank of New York Mellon Corp. (The)	81,464	2,515,608
BB&T Corp.	46,784	1,515,334
Berkshire Hathaway Inc. Class Bb	112,472	9,140,599
Boston Properties Inc.	8,910	672,170
Capital One Financial Corp.	30,872	1,278,409
CB Richard Ellis Group Inc. Class Ab	19,584	310,406
Charles Schwab Corp. (The)	64,736	1,209,916
Chubb Corp.	22,576	1,170,566
Cincinnati Financial Corp.	11,288	326,223
Citigroup Inc.[b]	1,329,944	5,386,273
CME Group Inc.	4,624	1,461,693
Comerica Inc.	10,880	413,875
Credicorp Ltd.	3,672	323,797
Discover Financial Services	37,808	563,339
E*TRADE Financial Corp.[b]	92,616	152,816
Equity Residential	19,856	777,362
Federated Investors Inc. Class B	5,848	154,270
Fifth Third Bancorp	55,488	754,082
First Horizon National Corp.[b]	17,611	247,435
Franklin Resources Inc.	9,928	1,101,015
Genworth Financial Inc. Class Ab	33,456	613,583
Goldman Sachs Group Inc. (The)	35,224	6,010,271
Hartford Financial Services Group Inc. (The)	26,248	745,968
HCP Inc.	19,992	659,736
Health Care REIT Inc.	8,222	371,881
Host Hotels & Resorts Inc.	42,222	618,552
Hudson City Bancorp Inc.	32,368	458,331
Huntington Bancshares Inc.	44,472	238,815
Intercontinental Exchange Inc.[b]	5,168	579,746
Invesco Ltd.[c]	29,240	640,648
Janus Capital Group Inc.	13,056	186,570

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
JPMorgan Chase & Co.	267,920	$11,989,420
KeyCorp	54,264	420,546
Kimco Realty Corp.	23,800	372,232
Legg Mason Inc.	11,424	327,526
Leucadia National Corp.[b]	12,648	313,797
Lincoln National Corp.	20,672	634,630
Loews Corp.	24,480	912,614
M&T Bank Corp.[c]	5,712	453,419
Marsh & McLennan Companies Inc.	36,584	893,381
Marshall & Ilsley Corp.	31,688	255,088
MetLife Inc.	55,488	2,404,850
Moody’s Corp.	14,008	416,738
Morgan Stanley	93,840	2,748,574
NASDAQ OMX Group Inc. (The)[b]	10,744	226,913
Northern Trust Corp.	16,456	909,359
NYSE Euronext Inc.	17,952	531,559
People’s United Financial Inc.	24,344	380,740
Plum CreekTimber Co. Inc.	12,376	481,550
PNC Financial Services Group Inc. (The)[d]	34,000	2,029,800
Principal Financial Group Inc.	22,168	647,527
Progressive Corp. (The)	47,328	903,492
ProLogis	31,688	418,282
Prudential Financial Inc.	31,688	1,917,124
Public Storage	9,656	888,255
Regions Financial Corp.	82,960	651,236
Simon Property Group Inc.	19,857	1,666,002
SLM Corp.[b]	33,184	415,464
State Street Corp.	33,864	1,528,621
SunTrust Banks Inc.	32,776	878,069
T. Rowe Price Group Inc.	17,544	963,692
Torchmark Corp.	5,576	298,372
Travelers Companies Inc. (The)	36,312	1,958,669
U.S. Bancorp	130,288	3,371,853
Unum Group	22,712	562,576
Ventas Inc.	11,016	523,040
Vornado Realty Trust	11,113	841,254
Wells Fargo & Co.	349,520	10,877,062
XL Capital Ltd. Class A	23,800	449,820
Zions Bancorporation[c]	9,928	216,629

		118,500,737

TOTAL COMMON STOCKS (Cost: $379,854,032)		317,340,613

Security	Shares	Value
PREFERRED STOCKS – 0.79%

BRAZIL – 0.79%
Banco Bradesco SA SP ADR	136,952	$2,524,025

		2,524,025

TOTAL PREFERRED STOCKS
(Cost: $1,853,262)		2,524,025

SHORT-TERM INVESTMENTS – 1.24%

MONEY MARKET FUNDS – 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	3,153,773	3,153,773
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	571,056	571,056
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	271,953	271,953

		3,996,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,996,782)		3,996,782

TOTAL INVESTMENTS IN SECURITIES – 100.78% (Cost: $385,704,076)		323,861,420

Other Assets, Less Liabilities – (0.78)%		(2,495,778)

NET ASSETS – 100.00%		$321,365,642

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	65

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.50%

AUSTRALIA – 1.18%
CSL Ltd.	164,351	$5,495,450
Sonic Healthcare Ltd.	110,162	1,452,982

		6,948,432

BELGIUM – 0.19%
UCB SA	26,775	1,145,388

		1,145,388

CANADA – 0.13%
Biovail Corp.	45,000	753,585

		753,585

DENMARK – 1.64%
Novo Nordisk A/S Class B	124,200	9,654,908

		9,654,908

FRANCE – 4.51%
Essilor International SA	60,300	3,856,851
Sanofi-Aventis	304,650	22,750,528

		26,607,379

GERMANY – 3.72%
Bayer AG	234,900	15,917,587
Fresenius Medical Care AG & Co. KGaA	53,775	3,039,672
Merck KGaA	18,450	1,497,882
QIAGEN NVa	66,375	1,531,295

		21,986,436

IRELAND – 0.17%
Elan Corp. PLC[a]	135,900	1,026,086

		1,026,086

JAPAN – 4.16%
Astellas Pharma Inc.	112,535	4,076,744
Daiichi Sankyo Co. Ltd.	180,093	3,374,817
Eisai Co. Ltd.	67,500	2,409,166
Ono Pharmaceutical Co. Ltd.	22,500	1,001,712
Shionogi & Co. Ltd.	90,000	1,712,543
Taisho Pharmaceutical Co. Ltd.	35,000	636,772
Takeda Pharmaceutical Co. Ltd.	202,500	8,917,888
Terumo Corp.	45,000	2,398,331

		24,527,973

SWITZERLAND – 13.17%
Actelion Ltd. Registered[a]	31,050	1,415,105

Security	Shares	Value
Lonza Group AG Registered	14,367	$1,173,875
Nobel Biocare Holding AG Registered	34,697	929,605
Novartis AG Registered	749,475	40,551,614
Roche Holding AG Bearer	7,650	1,278,452
Roche Holding AG Genusschein	199,575	32,423,472

		77,772,123

UNITED KINGDOM – 8.92%
AstraZeneca PLC	412,200	18,376,573
GlaxoSmithKline PLC	1,473,975	28,294,969
Shire PLC	158,850	3,503,552
Smith & Nephew PLC	251,775	2,507,288

		52,682,382

UNITED STATES – 61.71%
Abbott Laboratories	441,000	23,231,879
Aetna Inc.	122,400	4,297,464
Allergan Inc.	87,300	5,702,436
AmerisourceBergen Corp.	79,875	2,309,985
Amgen Inc.[a]	278,325	16,632,702
Baxter International Inc.	171,225	9,965,295
Becton, Dickinson and Co.	67,050	5,278,846
Biogen Idec Inc.[a]	76,725	4,400,946
Boston Scientific Corp.[a]	428,625	3,094,672
Bristol-Myers Squibb Co.	486,900	13,000,230
C.R. Bard Inc.	27,450	2,377,719
Cardinal Health Inc.	102,375	3,688,571
CareFusion Corp.[a]	49,950	1,320,179
Celgene Corp.[a]	130,500	8,085,780
Cephalon Inc.[a]	21,375	1,448,797
CIGNA Corp.	77,850	2,847,753
Coventry Health Care Inc.[a]	41,850	1,034,532
DaVita Inc.[a]	29,250	1,854,450
DENTSPLY International Inc.	41,850	1,458,472
Eli Lilly and Co.	288,675	10,455,808
Express Scripts Inc.[a]	77,850	7,922,016
Forest Laboratories Inc.[a]	85,950	2,695,392
Genzyme Corp.[a]	75,600	3,918,348
Gilead Sciences Inc.[a]	256,725	11,675,853
Hospira Inc.[a]	46,350	2,625,727
Humana Inc.[a]	47,925	2,241,452
Intuitive Surgical Inc.[a]	11,025	3,838,133
Johnson & Johnson	781,200	50,934,240

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
King Pharmaceuticals Inc.[a]	70,425	$828,198
Laboratory Corp. of America Holdings[a,b]	29,700	2,248,587
Life Technologies Corp.[a]	51,300	2,681,451
McKesson Corp.	76,500	5,027,580
Medco Health Solutions Inc.[a]	131,625	8,497,710
Medtronic Inc.	313,425	14,113,528
Merck & Co. Inc.	883,800	33,009,930
Millipore Corp.[a]	15,975	1,686,960
Mylan Inc.[a,b]	86,625	1,967,254
Patterson Companies Inc.	26,325	817,391
PerkinElmer Inc.	33,300	795,870
Pfizer Inc.	2,290,950	39,289,793
Quest Diagnostics Inc.	42,750	2,491,898
St. Jude Medical Inc.[a]	92,475	3,796,099
Stryker Corp.	80,100	4,583,322
Tenet Healthcare Corp.[a]	121,500	694,980
Thermo Fisher Scientific Inc.[a]	116,325	5,983,758
UnitedHealth Group Inc.	328,275	10,724,744
Varian Medical Systems Inc.[a]	35,100	1,942,083
Waters Corp.[a]	26,550	1,793,187
Watson Pharmaceuticals Inc.[a]	30,375	1,268,764
WellPoint Inc.[a]	125,775	8,097,395
Zimmer Holdings Inc.[a]	60,300	3,569,760

		364,247,919

TOTAL COMMON STOCKS (Cost: $637,153,279)		587,352,611

SHORT-TERM INVESTMENTS – 0.74%

MONEY MARKET FUNDS – 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	3,351,411	3,351,411
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	606,843	606,843

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	402,199	$402,199

		4,360,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,360,453)		4,360,453

TOTAL INVESTMENTS IN SECURITIES – 100.24% (Cost: $641,513,732)		591,713,064

Other Assets, Less Liabilities – (0.24)%		(1,421,676)

NET ASSETS – 100.00%		$590,291,388

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	67

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.64%

AUSTRALIA – 1.88%
Asciano Group[a]	245,769	$427,472
Brambles Ltd.	127,348	860,284
Leighton Holdings Ltd.[b]	13,588	486,398
MAp Group	136,541	387,252
Qantas Airways Ltd.[a]	188,336	490,934
Toll Holdings Ltd.	56,643	385,764
Transurban Group	122,608	568,305

		3,606,409

BRAZIL – 0.23%
Empresa Brasileira de Aeronautica SA SP ADR	18,170	435,353

		435,353

CANADA – 2.30%
Bombardier Inc. Class B	123,872	760,655
Canadian National Railway Co.	37,920	2,303,868
Canadian Pacific Railway Ltd.	13,588	766,623
SNC-Lavalin Group Inc.	11,692	571,722

		4,402,868

CHILE – 0.22%
LAN Airlines SA SP ADR	24,253	428,065

		428,065

DENMARK – 0.84%
A.P. Moller - Maersk A/S Class B	84	641,233
Vestas Wind Systems A/Sa	17,696	963,295

		1,604,528

FINLAND – 0.75%
Kone OYJ Class B	15,958	660,739
Metso OYJ	11,534	373,155
Wartsila OYJ Class B	7,979	404,864

		1,438,758

FRANCE – 5.92%
Air France-KLM[a]	10,665	168,913
ALSTOM	17,459	1,090,710
Bouygues SA	19,829	998,636
Compagnie de Saint-Gobain	34,207	1,647,763
European Aeronautic Defence and Space Co.	35,392	713,305
Safran SA	17,617	460,065
Schneider Electric SA	21,330	2,506,343

Security	Shares	Value
Thales SA	6,873	$276,392
Vallourec SA	4,898	989,483
Vinci SA	42,028	2,481,439

		11,333,049

GERMANY – 5.02%
Deutsche Lufthansa AG Registered	17,696	294,038
Deutsche Post AG Registered	72,048	1,252,235
Hochtief AG	4,266	359,154
MAN SE	9,164	768,540
Siemens AG Registered	69,046	6,927,549

		9,601,516

HONG KONG – 0.67%
Hutchison Whampoa Ltd.	174,000	1,272,837

		1,272,837

IRELAND – 0.11%
Ryanair Holdings PLC SP ADR[a]	7,742	210,350

		210,350

ITALY – 0.53%
Atlantia SpA	22,855	534,386
Finmeccanica SpA	36,423	486,926

		1,021,312

JAPAN – 16.13%
All Nippon Airways Co. Ltd.[a]	158,000	451,477
Asahi Glass Co. Ltd.	79,000	890,272
Central Japan Railway Co.	158	1,203,938
Dai Nippon Printing Co. Ltd.	29,000	391,984
Daikin Industries Ltd.	23,700	970,168
East Japan Railway Co.	23,700	1,648,652
Fanuc Ltd.	15,800	1,677,397
Fujikura Ltd.	79,000	455,704
Furukawa Electric Co. Ltd.	79,000	410,895
ITOCHU Corp.	158,000	1,384,867
JS Group Corp.	23,700	482,674
Kajima Corp.	79,000	193,611
Kawasaki Heavy Industries Ltd.	158,000	436,259
Kintetsu Corp.	79,000	246,030
Komatsu Ltd.	71,100	1,491,396
Kubota Corp.	79,000	720,334
Marubeni Corp.	158,000	982,427
Mitsubishi Corp.	118,500	3,107,074
Mitsubishi Electric Corp.	158,000	1,452,504
Mitsubishi Heavy Industries Ltd.	316,000	1,308,776

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Mitsui & Co. Ltd.	142,200	$2,390,798
Mitsui O.S.K. Lines Ltd.	84,000	603,211
NGK Insulators Ltd.	12,000	244,906
Nippon Express Co. Ltd.	79,000	339,876
Nippon Yusen K.K.	111,000	438,346
NSK Ltd.	21,000	165,860
Obayashi Corp.	79,000	350,867
Odakyu Electric Railway Co. Ltd.	79,000	657,770
Panasonic Electric Works Co. Ltd.	4,000	50,514
Secom Co. Ltd.	15,800	691,588
Shimizu Corp.	79,000	329,730
SMC Corp.	7,900	1,072,892
Sumitomo Corp.	102,700	1,181,534
Sumitomo Electric Industries Ltd.	63,200	775,120
Taisei Corp.	79,000	174,165
Tokyu Corp.	79,000	330,576
Toppan Printing Co. Ltd.	12,000	108,390
TOTO Ltd.	7,000	47,720
West Japan Railway Co.	158	544,478
Yamato Holdings Co. Ltd.	31,600	444,375

		30,849,155

MEXICO – 0.24%
Alfa SAB de CV Series A	23,700	187,269
Grupo Carso SAB de CV Series A1	71,100	266,742

		454,011

NETHERLANDS – 1.96%
Koninklijke Philips Electronics NV	80,659	2,590,976
Randstad Holding NVa	5,293	251,994
TNT NV	31,363	900,943

		3,743,913

NORWAY – 0.47%
Orkla ASA	74,497	659,538
Renewable Energy Corp. ASA[a,b]	51,908	243,112

		902,650

PORTUGAL – 0.12%
BRISA - Auto-estradas de Portugal SA	26,904	228,616

		228,616

SINGAPORE – 0.84%
Keppel Corp. Ltd.	114,000	743,664
Singapore Airlines Ltd.	79,667	866,162

		1,609,826

Security	Shares	Value
SPAIN – 1.18%
Abertis Infraestructuras SA	28,203	$543,801
Actividades de Construcciones y Servicios SA	19,434	898,276
Ferrovial SA	36,182	352,497
Gamesa Corporacion Tecnologica SA	24,490	336,345
SacyrVallehermoso SAa,b	13,904	122,890

		2,253,809

SWEDEN – 3.41%
Alfa Laval AB	31,995	472,568
Assa Abloy AB Class B	25,912	508,735
Atlas Copco AB Class A	55,616	865,498
Sandvik AB	89,270	1,119,441
Scania AB Class B	31,205	495,152
Securitas AB Class B	28,914	309,348
Skanska AB Class B	31,521	574,622
SKF AB Class B	34,286	611,212
Volvo AB Class A	48,664	483,462
Volvo AB Class B	106,571	1,075,779

		6,515,817

SWITZERLAND – 3.09%
ABB Ltd. Registered[a]	194,972	4,266,026
Adecco SA Registered	11,534	655,845
Geberit AG Registered	3,187	571,362
SGS SA Registered	304	419,948

		5,913,181

UNITED KINGDOM – 4.69%
BAE Systems PLC	298,541	1,681,457
British Airways PLC[a,b]	44,793	165,110
Bunzl PLC	40,843	446,694
Capita Group PLC	45,188	518,548
Cobham PLC	92,351	360,024
Cookson Group PLC[a]	25,675	212,842
Experian PLC	81,607	802,776
FirstGroup PLC	41,791	227,580
G4S PLC	93,141	369,462
Hays PLC	102,621	168,897
IMI PLC	26,623	266,537
Invensys PLC	68,730	355,202
Rentokil Initial PLC[a]	135,327	267,682
Rolls-Royce Group PLC[a]	146,150	1,320,193
Serco Group PLC	35,866	326,975

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Smiths Group PLC	33,417	$575,841
Tomkins PLC	80,659	288,750
Wolseley PLC[a]	25,438	614,303

		8,968,873

UNITED STATES – 49.04%
Avery Dennison Corp.	8,927	325,032
Boeing Co. (The)	63,595	4,617,633
C.H. Robinson Worldwide Inc.	13,588	758,890
Caterpillar Inc.	52,614	3,306,790
Cintas Corp.	11,060	310,675
CSX Corp.	32,469	1,652,672
Cummins Inc.	17,143	1,062,009
Danaher Corp.	22,436	1,792,861
Deere & Co.	35,629	2,118,500
Dover Corp.	16,353	764,503
Dun & Bradstreet Corp. (The)	4,266	317,476
Eaton Corp.	14,457	1,095,407
Emerson Electric Co.	65,017	3,272,956
Equifax Inc.	10,270	367,666
Expeditors International of Washington Inc.	17,143	632,920
Fastenal Co.[b]	13,746	659,671
FedEx Corp.	25,991	2,427,559
First Solar Inc.[a]	4,661	571,672
Flowserve Corp.	4,740	522,680
Fluor Corp.	15,563	723,835
General Dynamics Corp.	32,311	2,494,409
General Electric Co.	896,176	16,310,403
Goodrich Corp.	10,033	707,527
Honeywell International Inc.	62,726	2,839,606
Illinois Tool Works Inc.	32,548	1,541,473
Iron Mountain Inc.	15,089	413,439
ITT Corp.	15,326	821,627
Jacobs Engineering Group Inc.[a,b]	11,376	514,081
L-3 Communications Holdings Inc.	10,052	921,065
Lockheed Martin Corp.	27,413	2,281,310
Masco Corp.	32,706	507,597
Norfolk Southern Corp.	31,284	1,748,463
Northrop Grumman Corp.	26,307	1,724,950
PACCAR Inc.	31,126	1,349,001
Pall Corp.	11,297	457,416
Parker Hannifin Corp.	14,141	915,488

Security	Shares	Value
Pitney Bowes Inc.	17,222	$421,078
Precision Castparts Corp.	11,613	1,471,483
Quanta Services Inc.[a]	18,170	348,137
R.R. Donnelley & Sons Co.	17,301	369,376
Raytheon Co.	33,180	1,895,242
Republic Services Inc.	26,386	765,722
Robert Half International Inc.	12,877	391,847
Rockwell Automation Inc.	12,561	707,938
Rockwell Collins Inc.	12,561	786,193
Roper Industries Inc.	9,717	562,031
Ryder System Inc.	5,451	211,281
Snap-on Inc.	6,794	294,452
Southwest Airlines Co.	62,647	828,193
Stericycle Inc.[a]	6,952	378,884
Textron Inc.	25,201	535,017
3M Co.	59,566	4,977,931
Union Pacific Corp.	41,633	3,051,699
United Parcel Service Inc. Class B	82,792	5,332,633
United Technologies Corp.	76,709	5,646,549
W.W. Grainger Inc.	5,530	597,904
Waste Management Inc.	40,211	1,384,465

		93,807,317

TOTAL COMMON STOCKS (Cost: $196,934,558)		190,602,213

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	602,328	602,328
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	109,064	109,064
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	138,072	138,072

		849,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $849,464)		849,464

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $197,784,022)	$191,451,677

Other Assets, Less Liabilities – (0.08)%	(152,814)

NET ASSETS – 100.00%	$191,298,863

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	71

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.67%

AUSTRALIA – 8.58%
Australian Infrastructure Fund	680,675	$1,237,020
ConnectEast Group	10,021,575	4,139,236
Intoll Group	6,403,656	6,582,907
MAp Group	4,169,934	11,826,585
Transurban Group	3,792,618	17,579,325

		41,365,073

BRAZIL – 1.32%
Centrais Eletricas Brasileiras SA SP ADR	70,500	1,057,500
Companhia de Saneamento Basicodo Estado de Sao Paulo SP ADR	18,048	664,166
CPFL Energia SA SP ADR	16,497	1,005,327
Ultrapar Participacoes SA SP ADR	74,871	3,626,003

		6,352,996

CANADA – 8.96%
AltaGas Income Trust	42,864	777,387
Enbridge Inc.	413,548	19,744,976
Pembina Pipeline Income Fund	87,420	1,500,155
TransCanada Corp.	577,254	21,177,265

		43,199,783

CHILE – 0.77%
Empresa Nacional de Electricidad SA SP ADR	38,775	1,822,037
Enersis SA SP ADR	93,624	1,871,544

		3,693,581

CHINA – 5.34%
China Merchants Holdings (International) Co. Ltd.[a]	3,102,000	11,425,709
China Resources Power Holdings Co. Ltd.	565,600	1,210,642
COSCO Pacific Ltd.	3,102,000	4,698,124
Datang International Power Generation Co. Ltd. Class H	1,128,000	511,360
Huaneng Power International Inc. SP ADR	26,367	612,769
Jiangsu Expressway Co. Ltd. Class H	3,666,000	3,460,762

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	4,230,000	$3,818,860

		25,738,226

FRANCE – 9.70%
Aeroports de Paris	114,069	9,408,979
Electricite de France[a]	90,240	4,932,991
GDF Suez	482,925	18,688,550
Groupe Eurotunnel SAa	1,087,815	11,105,655
Societe des Autoroutes Paris-Rhin-Rhone[b]	36,447	2,626,100

		46,762,275

GERMANY – 9.35%
E.ON AG	642,537	23,765,509
Fraport AG	127,323	6,716,365
Hamburger Hafen und Logistik AG	65,930	2,505,906
RWE AG	136,206	12,090,102

		45,077,882

ITALY – 7.26%
Ansaldo STS SpA	169,341	3,471,400
Atlantia SpA	780,624	18,252,213
Enel SpA	2,100,477	11,766,523
Gemina SpA[b]	1,733,168	1,502,068

		34,992,204

JAPAN – 6.09%
Japan Airport Terminal Co. Ltd.	141,000	1,958,669
Kamigumi Co. Ltd.	705,000	5,673,801
Kansai Electric Power Co. Inc. (The)	253,800	5,818,061
Mitsubishi Logistics Corp.	282,000	3,506,892
Sumitomo Warehouse Co. Ltd. (The)	423,000	1,878,692
Tokyo Electric Power Co. Inc. (The)	394,800	10,529,127

		29,365,242

MEXICO – 1.00%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	109,134	4,040,141
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	14,800	767,380

		4,807,521

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2010

Security	Shares	Value
NETHERLANDS – 2.38%
Royal Vopak NVb	87,702	$6,919,623
Smit Internationale NV	56,259	4,567,443

		11,487,066

NEW ZEALAND – 0.80%
Auckland International Airport Ltd.	2,787,006	3,836,389

		3,836,389

NORWAY – 0.56%
Frontline Ltd.[a]	61,053	1,882,288
Ship Finance International Ltd.[a]	44,979	798,827

		2,681,115

PORTUGAL – 1.59%
BRISA - Auto-estradas de
Portugal SA	902,023	7,664,912

		7,664,912

SINGAPORE – 1.28%
Singapore Airport Terminal Services Ltd.	3,243,000	6,147,098

		6,147,098

SPAIN – 5.64%
Abertis Infraestructuras SA	842,616	16,247,048
Iberdrola SA	1,288,740	10,942,308

		27,189,356

SWITZERLAND – 0.56%
Flughafen Zurich AG Registered	7,551	2,690,252

		2,690,252

UNITED KINGDOM – 5.54%
BBA Aviation PLC	1,064,832	3,144,879
Centrica PLC	1,689,180	7,530,650
Forth Ports PLC	102,789	2,164,178
National Grid PLC	866,727	8,434,045
Scottish & Southern Energy PLC	324,864	5,425,576

		26,699,328

UNITED STATES – 22.95%
American Electric Power Co. Inc.	157,920	5,397,706
Dominion Resources Inc.	189,222	7,778,916
Duke Energy Corp.	436,818	7,128,870
El Paso Corp.	776,205	8,414,062
Entergy Corp.	60,630	4,932,251
Exelon Corp.	219,114	9,599,384
FirstEnergy Corp.	97,854	3,825,113

Security	Shares	Value
FPL Group Inc.	135,642	$6,555,578
General Maritime Corp.	64,578	464,316
Nordic American Tanker Shipping Ltd.	46,530	1,408,463
Overseas Shipholding Group Inc.	28,059	1,100,755
PG&E Corp.	121,260	5,143,849
Public Service Enterprise Group Inc.	167,085	4,932,349
Southern Co.	257,325	8,532,897
Southern Union Co.	134,091	3,401,889
Spectra Energy Corp.	724,881	16,331,569
Teekay Corp.	50,478	1,147,870
Williams Companies Inc. (The)	629,424	14,539,694

		110,635,531

TOTAL COMMON STOCKS
(Cost: $443,569,796)		480,385,830

PREFERRED STOCKS – 0.40%

BRAZIL – 0.40%
Companhia Energetica de Minas
Gerais SP ADR	114,069	1,898,108

		1,898,108

TOTAL PREFERRED STOCKS
(Cost: $1,658,918)		1,898,108

SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	6,155,476	6,155,476
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	1,114,578	1,114,578
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	507,373	507,373

		7,777,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,777,427)		7,777,427

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 101.68%
(Cost: $453,006,141)	$490,061,365

Other Assets, Less Liabilities – (1.68)%	(8,090,436)

NET ASSETS – 100.00%	$481,970,929

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 95.60%

AUSTRALIA – 13.19%
Amcor Ltd.	654,794	$3,840,407
BHP Billiton Ltd.	1,796,907	71,892,599
BlueScope Steel Ltd.[a]	924,714	2,469,859
Fortescue Metals Group Ltd.[a]	633,409	2,848,735
Incitec Pivot Ltd.	1,001,630	3,190,131
Lihir Gold Ltd.	1,267,679	3,525,524
Newcrest Mining Ltd.	257,299	7,750,833
OneSteel Ltd.	689,374	2,467,693
Orica Ltd.	225,582	5,546,881
Rio Tinto Ltd.	232,183	16,707,759

		120,240,421

AUSTRIA – 0.25%
voestalpine AG	56,047	2,271,324

		2,271,324

BELGIUM – 0.62%
Solvay SA	30,996	3,192,106
Umicore	69,741	2,439,847

		5,631,953

BRAZIL – 1.03%
Companhia Siderurgica Nacional SA SP ADR	212,093	8,468,873
Fibria Celulose SA SP ADR[a]	40,797	892,638

		9,361,511

CANADA – 10.60%
Agnico-Eagle Mines Ltd.	84,378	4,718,947
Agrium Inc.	91,266	6,460,721
Barrick Gold Corp.	507,990	19,512,464
Eldorado Gold Corp.[a]	270,641	3,289,146
First Quantum Minerals Ltd.	38,171	3,144,202
Goldcorp Inc.	394,338	14,750,507
IAMGOLD Corp.	156,702	2,085,138
Inmet Mining Corp.	25,256	1,468,983
Kinross Gold Corp.	375,683	6,432,028
Potash Corp. of Saskatchewan Inc.	165,599	19,795,818
Teck Resources Ltd. Class Ba	253,995	11,078,092
Yamana Gold Inc.	398,356	3,946,063

		96,682,109

Security	Shares	Value
CHILE – 0.35%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	86,598	$3,237,899

		3,237,899

DENMARK – 0.31%
Novozymes A/S Class B	25,543	2,831,973

		2,831,973

FINLAND – 0.65%
Stora Enso OYJ Class Ra	325,171	2,481,537
UPM-Kymmene OYJ	259,161	3,445,340

		5,926,877

FRANCE – 2.63%
Lafarge SA	90,405	6,373,237
L’Air Liquide SA	146,657	17,637,488

		24,010,725

GERMANY – 6.01%
BASF SE	513,443	31,902,448
K+S AG	85,292	5,185,309
Linde AG	82,369	9,845,802
Salzgitter AG	20,664	1,921,722
ThyssenKrupp AG	171,913	5,921,227

		54,776,508

IRELAND – 1.04%
CRH PLC	377,692	9,449,408

		9,449,408

JAPAN – 8.47%
Asahi Kasei Corp.	574,000	3,089,919
JFE Holdings Inc.	229,600	9,251,327
JSR Corp.	114,800	2,399,448
Kobe Steel Ltd.	861,000	1,852,108
Kuraray Co. Ltd.	143,500	1,931,967
Mitsubishi Chemical Holdings Corp.	717,500	3,670,430
Mitsubishi Materials Corp.[a]	574,000	1,652,462
Mitsui Chemicals Inc.	574,000	1,738,463
Mitsui Mining & Smelting Co. Ltd.	287,000	860,017
Nippon Paper Group Inc.	57,400	1,477,387
Nippon Steel Corp.	2,870,000	11,272,367
Nitto Denko Corp.	86,100	3,344,852
Oji Paper Co. Ltd.	574,000	2,518,621

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Shin-Etsu Chemical Co. Ltd.	200,900	$11,674,732
Sumitomo Chemical Co. Ltd.	861,000	4,211,012
Sumitomo Metal Industries Ltd.	1,722,000	5,215,390
Sumitomo Metal Mining Co. Ltd.	287,000	4,272,442
Teijin Ltd.	574,000	1,928,895
Toray Industries Inc.	574,000	3,354,067
Toyo Seikan Kaisha Ltd.	86,100	1,525,916

		77,241,822

MEXICO – 0.57%
Cemex SAB de CV CPO[a]	5,051,201	5,221,176

		5,221,176

NETHERLANDS – 3.55%
Akzo Nobel NV	138,047	7,881,663
ArcelorMittal	451,738	19,859,405
Koninklijke DSM NV	102,746	4,589,931

		32,330,999

NORWAY – 0.79%
Norsk Hydro ASA[a]	354,158	2,702,859
Yara International ASA	103,033	4,478,413

		7,181,272

PERU – 0.43%
Compania de Minas Buenaventura
SA SP ADR	126,854	3,928,668

		3,928,668

PORTUGAL – 0.18%
CIMPOR - Cimentos de Portugal
SGPS SA	218,694	1,655,644

		1,655,644

SOUTH KOREA – 2.02%
POSCO SP ADR	157,276	18,402,865

		18,402,865

SPAIN – 0.13%
Acerinox SA	61,131	1,205,591

		1,205,591

SWEDEN – 1.01%
Boliden AB	167,608	2,403,383
Holmen AB Class B	16,646	449,861
SSAB AB Class A	92,414	1,666,713
Svenska Cellulosa AB Class B	331,198	4,684,724

		9,204,681

Security	Shares	Value
SWITZERLAND – 3.45%
Clariant AG Registered[a,b]	167,285	$2,131,292
Givaudan SA Registered	4,558	4,005,653
Holcim Ltd. Registered[a]	134,603	10,051,585
Syngenta AG Registered	54,817	15,249,079

		31,437,609

TAIWAN – 1.34%
China Steel Corp. SP GDR	591,650	12,247,155

		12,247,155

UNITED KINGDOM – 15.41%
Anglo American PLC[a]	704,298	30,704,369
BHP Billiton PLC	1,198,512	41,087,316
Johnson Matthey PLC	130,585	3,458,554
Lonmin PLC[a]	80,934	2,502,028
Rexam PLC	516,846	2,296,347
Rio Tinto PLC	695,114	41,175,040
Xstrata PLC[a]	1,017,415	19,268,310

		140,491,964

UNITED STATES – 21.57%
Air Products and Chemicals Inc.	121,975	9,020,051
Airgas Inc.	19,803	1,259,867
AK Steel Holding Corp.	53,669	1,226,873
Alcoa Inc.	552,762	7,871,331
Allegheny Technologies Inc.	52,521	2,835,609
Ball Corp.	53,095	2,834,211
Bemis Co. Inc.	39,893	1,145,727
CF Industries Holdings Inc.	29,561	2,695,372
Cliffs Natural Resources Inc.	47,642	3,380,200
Dow Chemical Co. (The)	590,072	17,448,429
E.I. du Pont de Nemours and Co.	519,757	19,355,751
Eastman Chemical Co.	47,355	3,015,566
Ecolab Inc.	103,607	4,553,528
FMC Corp.	21,238	1,285,749
Freeport-McMoRan Copper & Gold Inc.	223,860	18,701,264
International Flavors & Fragrances Inc.	39,893	1,901,699
International Paper Co.	243,950	6,003,609
MeadWestvaco Corp.	88,109	2,251,185
Monsanto Co.	305,655	21,829,880
Newmont Mining Corp.	262,031	13,345,239

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Nucor Corp.	169,617	$7,697,219
Owens-Illinois Inc.[a]	98,441	3,498,593
Pactiv Corp.[a]	75,481	1,900,612
PPG Industries Inc.	95,571	6,250,343
Praxair Inc.	174,209	14,459,347
Sealed Air Corp.	80,073	1,687,939
Sigma-Aldrich Corp.	69,167	3,711,501
Southern Copper Corp.	55,391	1,754,233
Titanium Metals Corp.[a]	53,095	880,846
United States Steel Corp.	77,490	4,922,165
Vulcan Materials Co.[b]	61,992	2,928,502
Weyerhaeuser Co.	111,930	5,067,071

		196,719,511

TOTAL COMMON STOCKS
(Cost: $832,789,242)		871,689,665

PREFERRED STOCKS – 4.10%

BRAZIL – 4.10%
Gerdau SA SP ADR	373,387	6,086,208
Vale SA Class A SP ADR	1,128,484	31,326,716

		37,412,924

TOTAL PREFERRED STOCKS
(Cost: $29,430,131)		37,412,924

SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	4,025,563	4,025,563
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	728,912	728,912
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	92,209	92,209

		4,846,684

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,846,684)		4,846,684

Value
TOTAL INVESTMENTS IN SECURITIES – 100.23%
(Cost: $867,066,057)	$913,949,273

Other Assets, Less Liabilities – (0.23)%	(2,082,981)

NET ASSETS – 100.00%	$911,866,292

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	77

Schedule of Investments

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.56%

AUSTRALIA – 8.69%
Energy Resources of Australia Ltd.	23,166	$401,869
Extract Resources Ltd.[a]	47,388	336,652
Paladin Energy Ltd.[a]	222,992	808,459

		1,546,980

CANADA – 11.88%
Cameco Corp.	51,722	1,417,760
Uranium One Inc.[a]	148,764	392,970
Uranium Participation Corp.[a]	51,810	303,338

		2,114,068

FINLAND – 2.69%
Fortum OYJ	19,514	478,184

		478,184

FRANCE – 10.33%
AREVA SAb	2,288	1,189,287
Electricite de France[b]	11,880	649,423

		1,838,710

GERMANY – 7.52%
E.ON AG	36,190	1,338,559

		1,338,559

JAPAN – 13.97%
JGC Corp.	48,000	856,849
Kansai Electric Power Co. Inc. (The)	35,200	806,918
Tokyo Electric Power Co. Inc. (The)	30,800	821,421

		2,485,188

SOUTH KOREA – 2.00%
Korea Electric Power Corp. SP ADR[a]	21,868	355,136

		355,136

SPAIN – 7.54%
Iberdrola SA	158,026	1,341,752

		1,341,752

UNITED STATES – 34.94%
Constellation Energy Group Inc.	9,218	323,644
EnergySolutions Inc.	16,808	108,075
Entergy Corp.	7,612	619,236
Exelon Corp.	19,866	870,330
FirstEnergy Corp.	13,266	518,568
FPL Group Inc.	16,302	787,876

Security	Shares	Value
McDermott International Inc.[a]	58,542	$1,575,950
Shaw Group Inc. (The)[a]	33,088	1,138,889
USEC Inc.[a,b]	47,476	273,937

		6,216,505

TOTAL COMMON STOCKS
(Cost: $15,755,672)		17,715,082

SHORT-TERM INVESTMENTS – 8.52%

MONEY MARKET FUNDS – 8.52%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	1,282,885	1,282,885
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	232,293	232,293
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	1,656	1,656

		1,516,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,516,834)		1,516,834

TOTAL INVESTMENTS IN SECURITIES – 108.08%
(Cost: $17,272,506)		19,231,916

Other Assets, Less Liabilities – (8.08)%		(1,437,658)

NET ASSETS – 100.00%		$17,794,258

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.76%

AUSTRALIA – 0.19%
Computershare Ltd.	87,918	$1,010,308

		1,010,308

CANADA – 1.39%
Research In Motion Ltd.[a]	98,820	7,329,560

		7,329,560

FINLAND – 2.17%
Nokia OYJ	737,673	11,508,616

		11,508,616

FRANCE – 0.81%
Alcatel-Lucent[a]	478,728	1,516,422
Cap Gemini SA	28,548	1,408,774
Dassault Systemes SA	9,699	574,753
STMicroelectronics NV	79,800	795,793

		4,295,742

GERMANY – 1.89%
Infineon Technologies AGa	225,098	1,565,237
SAP AG	173,301	8,408,940

		9,974,177

ITALY – 0.04%
STMicroelectronics NV	22,875	226,260

		226,260

JAPAN – 9.42%
Advantest Corp.	36,600	915,783
Canon Inc.	201,300	9,328,221
FUJIFILM Holdings Corp.	73,200	2,522,517
Fujitsu Ltd.	366,000	2,397,175
Hirose Electric Co. Ltd.	4,200	484,546
Hitachi Ltd.[a]	732,000	2,734,033
Hoya Corp.	73,200	2,012,530
Keyence Corp.	4,400	1,051,969
Konica Minolta Holdings Inc.	91,500	1,068,349
Kyocera Corp.	36,600	3,568,343
Murata Manufacturing Co. Ltd.	36,600	2,079,901
NEC Corp.	366,000	1,100,663
Nintendo Co. Ltd.	20,100	6,732,984
NTT Data Corp.	248	826,755
Ricoh Co. Ltd.	183,000	2,859,375
Rohm Co. Ltd.	18,300	1,367,016

Security	Shares	Value
TDK Corp.	22,500	$1,497,753
Tokyo Electron Ltd.	36,600	2,428,510
Toshiba Corp.[a]	732,000	3,783,776
Yahoo! Japan Corp.	2,928	1,066,978

		49,827,177

NETHERLANDS – 0.57%
ASML Holding NV	84,656	3,030,941

		3,030,941

SOUTH KOREA – 4.03%
Samsung Electronics Co. Ltd. SP GDR[b,c]	58,011	21,319,043

		21,319,043

SWEDEN – 1.18%
Telefonaktiebolaget LM Ericsson Class B	592,188	6,261,707

		6,261,707

TAIWAN – 4.63%
AU Optronics Corp. SP ADR	255,748	2,897,625
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	781,044	7,162,173
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,083,230	11,363,083
United Microelectronics Corp. SP ADR[a,b]	816,286	3,069,235

		24,492,116

UNITED KINGDOM – 0.62%
ARM Holdings PLC	305,610	1,104,711
Electrocomponents PLC	74,847	249,778
Logica PLC	307,257	636,197
Misys PLC[a]	104,127	382,871
Sage Group PLC (The)	251,625	912,621

		3,286,178

UNITED STATES – 72.82%
Adobe Systems Inc.[a]	105,591	3,734,754
Advanced Micro Devices Inc.[a]	115,656	1,072,131
Agilent Technologies Inc.[a]	69,723	2,397,774
Akamai Technologies Inc.[a,b]	33,489	1,051,890
Altera Corp.	63,501	1,543,709
Amphenol Corp. Class A	29,829	1,258,486
Analog Devices Inc.	56,364	1,624,410
Apple Inc.[a]	173,118	40,670,612

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Applied Materials Inc.	259,860	$3,502,913
Autodesk Inc.[a]	45,567	1,340,581
Automatic Data Processing Inc.	99,552	4,427,077
BMC Software Inc.[a]	38,796	1,474,248
Broadcom Corp. Class A	81,801	2,714,157
CA Inc.	75,213	1,765,249
Cisco Systems Inc.[a]	1,099,647	28,623,811
Citrix Systems Inc.[a]	38,247	1,815,585
Cognizant Technology Solutions Corp. Class Aa	54,900	2,798,802
Computer Sciences Corp.[a]	30,744	1,675,241
Compuware Corp.[a]	54,717	459,623
Corning Inc.	301,218	6,087,616
Dell Inc.[a]	351,543	5,276,660
eBay Inc.[a]	219,234	5,908,356
Electronic Arts Inc.[a]	62,586	1,167,855
EMC Corp.[a]	386,130	6,965,785
Fidelity National Information Services Inc.	57,279	1,342,620
Fiserv Inc.[a]	28,182	1,430,518
FLIR Systems Inc.[a]	29,829	841,178
Google Inc. Class Aa	46,299	26,251,996
Harris Corp.	23,424	1,112,406
Hewlett-Packard Co.	464,637	24,695,457
Intel Corp.	1,054,812	23,480,115
International Business Machines Corp.	251,442	32,247,437
Intuit Inc.[a]	64,050	2,199,477
Jabil Circuit Inc.	35,868	580,703
JDS Uniphase Corp.[a]	50,508	632,865
Juniper Networks Inc.[a]	103,395	3,172,159
KLA-Tencor Corp.	32,025	990,213
Lexmark International Inc. Class Aa	13,359	481,993
Linear Technology Corp.	42,639	1,205,831
LSI Corp.[a]	139,995	856,769
MasterCard Inc. Class A	18,666	4,741,164
McAfee Inc.[a]	28,914	1,160,319
MEMC Electronic Materials Inc.[a]	46,482	712,569
Microchip Technology Inc.	38,247	1,077,036
Micron Technology Inc.[a]	152,439	1,583,841
Microsoft Corp.	1,484,130	43,440,486
Molex Inc.	25,803	538,251

Security	Shares	Value
Monster Worldwide Inc.[a]	11,529	$191,497
Motorola Inc.[a]	423,462	2,972,703
National Semiconductor Corp.	44,652	645,221
NetApp Inc.[a]	65,331	2,127,177
Novell Inc.[a]	78,507	470,257
Novellus Systems Inc.[a]	23,058	576,450
NVIDIA Corp.[a]	109,983	1,911,505
Oracle Corp.	757,986	19,472,660
Paychex Inc.	64,233	1,971,953
QLogic Corp.[a]	25,986	527,516
QUALCOMM Inc.	322,812	13,554,876
Red Hat Inc.[a]	32,757	958,797
SAIC Inc.[a]	58,194	1,030,034
Salesforce.com Inc.[a]	20,496	1,525,927
SanDisk Corp.[a]	42,456	1,470,251
Symantec Corp.[a]	160,491	2,715,508
Tellabs Inc.	65,514	495,941
Teradata Corp.[a]	33,489	967,497
Teradyne Inc.[a]	33,672	376,116
Texas Instruments Inc.	240,645	5,888,583
Total System Services Inc.	34,587	541,632
VeriSign Inc.[a]	41,907	1,090,001
Visa Inc. Class A	84,912	7,729,539
Western Digital Corp.[a]	42,090	1,641,089
Western Union Co.	146,583	2,486,048
Xerox Corp.	259,860	2,533,635
Xilinx Inc.	56,181	1,432,616
Yahoo! Inc.[a]	236,802	3,914,337

		385,352,094

TOTAL COMMON STOCKS
(Cost: $534,847,304)		527,913,919

SHORT-TERM INVESTMENTS – 4.67%

MONEY MARKET FUNDS – 4.67%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	20,257,468	20,257,468
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	3,668,037	3,668,037

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	792,294	$792,294

		24,717,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,717,799)		24,717,799

TOTAL INVESTMENTS IN SECURITIES – 104.43%
(Cost: $559,565,103)		552,631,718

Other Assets, Less Liabilities – (4.43)%		(23,424,980)

NET ASSETS – 100.00%		$529,206,738

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	81

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.27%

AUSTRALIA – 3.03%
Telstra Corp. Ltd.	3,248,193	$8,914,248

		8,914,248

AUSTRIA – 0.45%
Telekom Austria AG	93,462	1,308,896

		1,308,896

BELGIUM – 0.61%
Belgacom SA	45,732	1,789,569

		1,789,569

CANADA – 4.91%
BCE Inc.	225,441	6,632,905
Rogers Communications Inc. Class B	147,075	5,028,862
TELUS Corp.	74,480	2,774,968

		14,436,735

CHINA – 4.72%
China Mobile Ltd.	1,443,000	13,882,326

		13,882,326

FRANCE – 4.55%
France Telecom SA	558,441	13,385,924

		13,385,924

GERMANY – 3.94%
Deutsche Telekom AG Registered	853,368	11,587,337

		11,587,337

GREECE – 0.29%
Hellenic Telecommunications Organization SA SP ADR	134,255	843,121

		843,121

ITALY – 1.35%
Telecom Italia SpA	2,747,916	3,963,607

		3,963,607

JAPAN – 7.16%
Nippon Telegraph and Telephone Corp.	210,900	8,892,830
NTT DoCoMo Inc.	3,663	5,582,312
SoftBank Corp.	266,400	6,565,916

		21,041,058

Security	Shares	Value

MEXICO – 4.75%
America Movil SAB de CV Series L	2,009,100	$5,074,403
America Movil SAB de CV Series L SP ADR	152,991	7,701,567
Telefonos de Mexico SAB de CV Series L	188,700	148,201
Telefonos de Mexico SAB de CV Series L SP ADR	67,286	1,049,662

		13,973,833

NETHERLANDS – 2.60%
Koninklijke KPN NV	481,185	7,637,302

		7,637,302

NEW ZEALAND – 0.30%
Telecom Corp. of New Zealand Ltd.	579,087	887,630

		887,630

NORWAY – 1.00%
Telenor ASA[a]	216,894	2,945,172

		2,945,172

PORTUGAL – 0.97%
Portugal Telecom SGPS SA Registered	35,410	396,626
Portugal Telecom SGPS SA SP ADR	221,446	2,460,265

		2,856,891

SINGAPORE – 1.80%
Singapore Telecommunications Ltd.	2,331,550	5,286,659

		5,286,659

SOUTH KOREA – 0.64%
SKTelecom Co. Ltd. SP ADR	108,527	1,873,176

		1,873,176

SPAIN – 9.38%
Telefonica SA	1,161,171	27,558,506

		27,558,506

SWEDEN – 2.03%
Tele2 AB Class B	87,024	1,457,050
TeliaSonera AB	631,923	4,499,938

		5,956,988

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
SWITZERLAND – 0.96%
Swisscom AG Registered	3,996	$1,460,891
Swisscom AG SP ADR	37,473	1,363,642

		2,824,533

TAIWAN – 1.01%
Chunghwa Telecom Co. Ltd. SP ADR	152,913	2,971,100

		2,971,100

UNITED KINGDOM – 13.85%
BT Group PLC	2,265,066	4,257,054
Cable & Wireless Communications PLC	776,112	651,627
Cable & Wireless Worldwide PLC	776,112	1,083,102
Vodafone Group PLC	15,046,938	34,693,544

		40,685,327

UNITED STATES – 28.97%
American Tower Corp. Class Aa	116,439	4,961,466
AT&T Inc.	1,684,203	43,519,805
CenturyTel Inc.	90,021	3,192,145
Frontier Communications Corp.[b]	99,012	736,649
MetroPCS Communications Inc.[a]	76,479	541,471
Qwest Communications International Inc.	430,347	2,246,411
Sprint Nextel Corp.[a]	850,371	3,231,410
Verizon Communications Inc.	813,519	25,235,359
Windstream Corp.	133,422	1,452,966

		85,117,682

TOTAL COMMON STOCKS
(Cost: $373,157,398)		291,727,620

PREFERRED STOCKS – 0.46%

BRAZIL – 0.46%
Tele Norte Leste Participacoes SA SP ADR	76,146	1,344,738

		1,344,738

TOTAL PREFERRED STOCKS
(Cost: $1,427,432)		1,344,738

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.26%

MONEY MARKET FUNDS – 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	522,190	$522,190
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	94,553	94,553
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	138,911	138,911

		755,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $755,654)		755,654

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $375,340,484)		293,828,012

Other Assets, Less Liabilities – 0.01%		24,401

NET ASSETS – 100.00%		$293,852,413

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	83

Schedule of Investments

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 107.71%

AUSTRALIA – 1.40%
Gunns Ltd.	1,570,200	$691,780

		691,780

BRAZIL – 5.84%
Fibria Celulose SA SP ADR[a]	132,160	2,891,661

		2,891,661

CANADA – 22.33%
Canfor Corp.[a]	338,640	3,154,254
Sino-Forest Corp. Class Aa	212,560	4,169,281
West Fraser Timber Co. Ltd.	98,040	3,732,970

		11,056,505

FINLAND – 9.00%
Stora Enso OYJ Class Ra	287,600	2,194,815
UPM-Kymmene OYJ	170,040	2,260,547

		4,455,362

JAPAN – 9.63%
Nippon Paper Group Inc.	76,000	1,956,122
Oji Paper Co. Ltd.	440,000	1,930,651
Sumitomo Forestry Co. Ltd.	108,000	881,892

		4,768,665

SOUTH AFRICA – 2.94%
Sappi Ltd.[a]	330,400	1,457,657

		1,457,657

SWEDEN – 6.39%
Holmen AB Class B	35,581	961,582
Svenska Cellulosa AB Class B	155,600	2,200,928

		3,162,510

UNITED STATES – 50.18%
Deltic Timber Corp.	700	30,835
Greif Inc. Class A	26,000	1,427,920
International Paper Co.	77,440	1,905,798
MeadWestvaco Corp.	82,320	2,103,276
Packaging Corp. of America	80,960	1,992,425
Plum Creek Timber Co. Inc.	101,000	3,929,910
Potlatch Corp.	58,200	2,039,328
Rayonier Inc.	87,080	3,956,044
Sonoco Products Co.	63,920	1,968,097

Security	Shares	Value
Temple-Inland Inc.	75,760	$1,547,777
Weyerhaeuser Co.	87,200	3,947,544

		24,848,954

TOTAL COMMON STOCKS
(Cost: $43,291,419)		53,333,094

SHORT-TERM INVESTMENTS – 0.22%

MONEY MARKET FUNDS – 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	108,306	108,306

		108,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,306)		108,306

TOTAL INVESTMENTS IN SECURITIES – 107.93%
(Cost: $43,399,725)		53,441,400

Other Assets, Less Liabilities – (7.93)%		(3,926,404)

NET ASSETS – 100.00%		$49,514,996

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 98.64%

AUSTRALIA – 0.66%
AGL Energy Ltd.	120,768	$1,666,029

		1,666,029

BRAZIL – 0.38%
Centrais Eletricas Brasileiras SA SP ADR	64,935	974,025

		974,025

CANADA – 1.05%
Fortis Inc.	47,286	1,346,501
TransAlta Corp.	60,051	1,329,995

		2,676,496

CHILE – 1.08%
Empresa Nacional de Electricidad SA SP ADR	29,123	1,368,490
Enersis SA SP ADR	69,578	1,390,864

		2,759,354

FINLAND – 1.15%
Fortum OYJ	119,658	2,932,176

		2,932,176

FRANCE – 10.14%
Electricite de France[a]	75,702	4,138,268
GDF Suez	394,938	15,283,571
Suez Environnement SA	73,260	1,689,143
Veolia Environnement	135,087	4,693,950

		25,804,932

GERMANY – 11.41%
E.ON AG	517,593	19,144,206
RWE AG	111,555	9,901,997

		29,046,203

HONG KONG – 2.49%
CLP Holdings Ltd.[a]	499,500	3,570,293
Hong Kong and China Gas Co. Ltd. (The)[a]	1,112,550	2,773,960

		6,344,253

ITALY – 5.33%
Enel SpA	1,738,371	9,738,066
Snam Rete Gas SpA	466,533	2,368,825
Terna SpA	335,775	1,455,015

		13,561,906

Security	Shares	Value
JAPAN – 9.52%
Chubu Electric Power Co. Inc.	176,600	$4,416,890
Kansai Electric Power Co. Inc. (The)	199,800	4,580,175
Kyushu Electric Power Co. Inc.	111,000	2,417,434
Osaka Gas Co. Ltd.	444,000	1,591,824
Tokyo Electric Power Co. Inc. (The)	310,800	8,288,887
Tokyo Gas Co. Ltd.	666,000	2,936,558

		24,231,768

PORTUGAL – 1.17%
Energias de Portugal SA	745,809	2,969,941

		2,969,941

SOUTH KOREA – 0.89%
Korea Electric Power Corp. SP ADR[a,b]	139,396	2,263,791

		2,263,791

SPAIN – 5.92%
Acciona SA	7,548	838,606
Enagas SA	50,616	1,111,226
Gas Natural SDG SA	80,475	1,488,536
Iberdrola Renovables SA	228,327	950,019
Iberdrola SA	1,076,811	9,142,882
Red Electrica Corporacion SA	28,749	1,545,702

		15,076,971

UNITED KINGDOM – 8.73%
Centrica PLC	1,386,279	6,180,266
Drax Group PLC	99,900	566,147
International Power PLC	417,693	2,020,546
National Grid PLC	670,218	6,521,833
Scottish & Southern Energy PLC	249,195	4,161,823
Severn Trent PLC	65,046	1,179,086
United Utilities Group PLC	187,701	1,591,605

		22,221,306

UNITED STATES – 38.72%
AES Corp. (The)[b]	182,817	2,010,987
Allegheny Energy Inc.	46,731	1,074,813
Ameren Corp.	65,268	1,702,189
American Electric Power Co. Inc.	130,980	4,476,896
CenterPoint Energy Inc.	107,115	1,538,171
CMS Energy Corp.	62,937	973,006
Consolidated Edison Inc.	76,035	3,386,599
Constellation Energy Group Inc.	55,056	1,933,016

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2010

Security	Shares	Value
Dominion Resources Inc.	163,170	$6,707,919
DTE Energy Co.	45,288	2,019,845
Duke Energy Corp.	355,533	5,802,299
Edison International	89,355	3,053,260
Entergy Corp.	51,615	4,198,880
EQT Corp.	38,956	1,597,196
Exelon Corp.	180,264	7,897,366
FirstEnergy Corp.	83,694	3,271,599
FPL Group Inc.	113,109	5,466,558
Integrys Energy Group Inc.	20,868	988,726
Nicor Inc.	12,321	516,496
NiSource Inc.	75,258	1,189,076
Northeast Utilities	47,952	1,325,393
NRG Energy Inc.[b]	34,693	725,084
ONEOK Inc.	28,527	1,302,258
Pepco Holdings Inc.	60,939	1,045,104
PG&E Corp.	100,677	4,270,718
Pinnacle West Capital Corp.	27,639	1,042,820
PPL Corp.	103,452	2,866,655
Progress Energy Inc.	76,701	3,018,951
Public Service Enterprise Group Inc.	138,306	4,082,793
Questar Corp.	47,841	2,066,731
SCANA Corp.	30,303	1,139,090
Sempra Energy	67,599	3,373,190
Southern Co.	221,445	7,343,116
TECO Energy Inc.	58,719	933,045
Wisconsin Energy Corp.	31,968	1,579,539
Xcel Energy Inc.	124,320	2,635,584

		98,554,968

TOTAL COMMON STOCKS
(Cost: $306,411,001)		251,084,119

PREFERRED STOCKS – 0.84%

BRAZIL – 0.84%
Companhia Energetica de Minas Gerais SP ADR	95,238	1,584,760
Companhia Paranaense de Energia Class B SP ADR	27,750	568,320

		2,153,080

TOTAL PREFERRED STOCKS
(Cost: $2,059,913)		2,153,080

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.25%

MONEY MARKET FUNDS – 3.25%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	6,761,446	$6,761,446
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	1,224,301	1,224,301
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	287,841	287,841

		8,273,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,273,588)		8,273,588

TOTAL INVESTMENTS IN SECURITIES – 102.73%
(Cost: $316,744,502)		261,510,787

Other Assets, Less Liabilities – (2.73)%		(6,958,315)

NET ASSETS – 100.00%		$254,552,472

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,004,422,887	$77,573,190	$77,428,858	$331,952,058
Affiliated issuers (Note 2)	377,089	29,565,882	962,917	919,969

Total cost of investments	$1,004,799,976	$107,139,072	$78,391,775	$332,872,027

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$840,220,059	$68,171,666	$93,319,867	$341,375,075
Affiliated issuers (Note 2)	377,089	29,565,882	962,917	919,969

Total fair value of investments	840,597,148	97,737,548	94,282,784	342,295,044
Foreign currencies, at value[b]	1,067,682	16,368	56,183	157,496
Receivables:
Investment securities sold	–	64,080	–	–
Dividends and interest	2,128,222	114,704	120,182	1,883,187

Total Assets	843,793,052	97,932,700	94,459,149	344,335,727

LIABILITIES
Payables:
Securities related to in-kind transactions (Note 4)	–	64,080	–	–
Collateral for securities on loan (Note 5)	46,726	29,504,045	898,126	580,382
Investment advisory fees (Note 2)	282,007	28,160	37,167	138,943

Total Liabilities	328,733	29,596,285	935,293	719,325

NET ASSETS	$843,464,319	$68,336,415	$93,523,856	$343,616,402

Net assets consist of:
Paid-in capital	$1,083,590,259	$84,636,249	$81,434,098	$338,532,463
Undistributed net investment income	3,933,999	117,570	92,315	2,012,551
Accumulated net realized loss	(79,870,271)	(7,015,212)	(3,893,569)	(6,343,346)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(164,189,668)	(9,402,192)	15,891,012	9,414,734

NET ASSETS	$843,464,319	$68,336,415	$93,523,856	$343,616,402

Shares outstanding[c]	13,900,000	3,600,000	2,000,000	5,850,000

Net asset value per share	$60.68	$18.98	$46.76	$58.74

[a]	Securities on loan with values of $46,205, $28,445,600, $870,289 and $567,049, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,057,803, $16,881, $56,019 and $157,468, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,099,748,143	$379,686,293	$637,153,279	$196,934,558
Affiliated issuers (Note 2)	6,478,454	6,017,783	4,360,453	849,464

Total cost of investments	$1,106,226,597	$385,704,076	$641,513,732	$197,784,022

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,074,447,095	$317,834,838	$587,352,611	$190,602,213
Affiliated issuers (Note 2)	6,478,454	6,026,582	4,360,453	849,464

Total fair value of investments	1,080,925,549	323,861,420	591,713,064	191,451,677
Foreign currencies, at value[b]	1,329,643	406,620	633,817	166,591
Receivables:
Investment securities sold	1,564,040	–	962,537	–
Dividends and interest	725,557	950,454	2,175,055	466,165
Capital shares sold	100,930	–	–	–

Total Assets	1,084,645,719	325,218,494	595,484,473	192,084,433

LIABILITIES
Payables:
Investment securities purchased	–	–	997,350	–
Collateral for securities on loan (Note 5)	6,089,003	3,724,829	3,958,254	711,392
Investment advisory fees (Note 2)	432,358	128,023	237,481	74,178

Total Liabilities	6,521,361	3,852,852	5,193,085	785,570

NET ASSETS	$1,078,124,358	$321,365,642	$590,291,388	$191,298,863

Net assets consist of:
Paid-in capital	$1,141,816,972	$454,293,836	$661,683,691	$206,987,805
Undistributed net investment income	4,528,523	581,999	4,671,288	765,225
Accumulated net realized loss	(42,910,931)	(71,672,388)	(26,297,484)	(10,120,334)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(25,310,206)	(61,837,805)	(49,766,107)	(6,333,833)

NET ASSETS	$1,078,124,358	$321,365,642	$590,291,388	$191,298,863

Shares outstanding[c]	30,600,000	6,800,000	11,250,000	3,950,000

Net asset value per share	$35.23	$47.26	$52.47	$48.43

[a]	Securities on loan with values of $6,125,343, $3,559,915, $3,866,831 and $685,546, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,341,485, $402,845, $630,467 and $166,516, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$445,228,714	$862,219,373	$15,755,672	$534,847,304
Affiliated issuers (Note 2)	7,777,427	4,846,684	1,516,834	24,717,799

Total cost of investments	$453,006,141	$867,066,057	$17,272,506	$559,565,103

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$482,283,938	$909,102,589	$17,715,082	$527,913,919
Affiliated issuers (Note 2)	7,777,427	4,846,684	1,516,834	24,717,799

Total fair value of investments	490,061,365	913,949,273	19,231,916	552,631,718
Foreign currencies, at value[b]	565,186	1,199,277	13,173	285,121
Cash	18,133	–	–	–
Receivables:
Investment securities sold	45,977,985	–	325,515	–
Dividends and interest	943,303	1,809,671	64,959	422,022
Capital shares sold	323,304	21,456	–	–

Total Assets	537,889,276	916,979,677	19,635,563	553,338,861

LIABILITIES
Payables:
Investment securities purchased	48,457,830	–	319,231	–
Collateral for securities on loan (Note 5)	7,270,054	4,754,475	1,515,178	23,925,505
Investment advisory fees (Note 2)	190,463	358,910	6,896	206,618

Total Liabilities	55,918,347	5,113,385	1,841,305	24,132,123

NET ASSETS	$481,970,929	$911,866,292	$17,794,258	$529,206,738

Net assets consist of:
Paid-in capital	$482,486,033	$893,420,505	$17,279,359	$559,458,177
Undistributed net investment income	1,135,773	2,916,371	40,775	585,134
Accumulated net realized loss	(38,721,202)	(31,354,540)	(1,485,033)	(23,891,548)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	37,070,325	46,883,956	1,959,157	(6,945,025)

NET ASSETS	$481,970,929	$911,866,292	$17,794,258	$529,206,738

Shares outstanding[c]	14,100,000	14,350,000	440,000	9,150,000

Net asset value per share	$34.18	$63.54	$40.44	$57.84

[a]	Securities on loan with values of $7,032,114, $4,626,075, $1,447,565 and $23,053,447, respectively. See Note 5.
[b]	Cost of foreign currencies: $557,881, $1,188,368, $13,387 and $294,353, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$374,584,830	$43,291,419	$308,470,914
Affiliated issuers (Note 2)	755,654	108,306	8,273,588

Total cost of investments	$375,340,484	$43,399,725	$316,744,502

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$293,072,358	$53,333,094	$253,237,199
Affiliated issuers (Note 2)	755,654	108,306	8,273,588

Total fair value of investments	293,828,012	53,441,400	261,510,787
Foreign currencies, at value[b]	782,460	42,161	302,060
Receivables:
Investment securities sold	–	7,756,144	–
Dividends and interest	518,365	149,752	960,548

Total Assets	295,128,837	61,389,457	262,773,395

LIABILITIES
Payables:
Investment securities purchased	541,120	11,854,376	131,726
Collateral for securities on loan (Note 5)	616,743	–	7,985,747
Investment advisory fees (Note 2)	118,561	20,085	103,450

Total Liabilities	1,276,424	11,874,461	8,220,923

NET ASSETS	$293,852,413	$49,514,996	$254,552,472

Net assets consist of:
Paid-in capital	$388,629,997	$43,861,727	$320,937,451
Undistributed (distributions in excess of) net investment income	1,766,945	(2,769)	2,005,256
Accumulated net realized loss	(15,033,101)	(4,387,236)	(13,160,438)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(81,511,428)	10,043,274	(55,229,797)

NET ASSETS	$293,852,413	$49,514,996	$254,552,472

Shares outstanding[c]	5,550,000	1,200,000	5,550,000

Net asset value per share	$52.95	$41.26	$45.87

[a]	Securities on loan with values of $599,813, $ - and $2,940,901, respectively. See Note 5.
[b]	Cost of foreign currencies: $777,363, $42,611 and $298,590, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	Global 100 Index Fund	Global Clean Energy Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$21,882,942	$463,378	$1,329,448	$8,546,636
Dividends from affiliated issuers (Note 2)	20,524	–	–	–
Interest from affiliated issuers (Note 2)	588	66	52	240
Securities lending income from affiliated issuers (Note 2)	304,406	900,405	22,648	5,235

Total investment income	22,208,460	1,363,849	1,352,148	8,552,111

EXPENSES
Investment advisory fees (Note 2)	2,840,821	361,416	355,199	1,335,444
Foreign taxes (Note 1)	17,239	–	–	–

Total expenses	2,858,060	361,416	355,199	1,335,444

Net investment income	19,350,400	1,002,433	996,949	7,216,667

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(25,993,452)	(4,810,070)	(2,505,487)	(3,089,302)
Investments in affiliated issuers (Note 2)	(410,875)	–	–	–
In-kind redemptions	(11,931,132)	1,797,113	8,100,874	7,748,922
Foreign currency transactions	81,490	22,632	15,640	112,929

Net realized gain (loss)	(38,253,969)	(2,990,325)	5,611,027	4,772,549

Net change in unrealized appreciation (depreciation) on:
Investments	266,529,291	2,881,213	26,192,795	84,393,260
Translation of assets and liabilities in foreign currencies	64,963	(780)	841	(7,074)

Net change in unrealized appreciation (depreciation)	266,594,254	2,880,433	26,193,636	84,386,186

Net realized and unrealized gain (loss)	228,340,285	(109,892)	31,804,663	89,158,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$247,690,685	$892,541	$32,801,612	$96,375,402

[a]	Net of foreign withholding tax of $1,406,185, $54,185, $69,038 and $280,973, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$27,179,904	$6,291,455	$12,712,192	$2,525,698
Dividends from affiliated issuers (Note 2)	–	18,125	–	–
Interest from affiliated issuers (Note 2)	663	200	536	85
Securities lending income from affiliated issuers (Note 2)	39,073	208,856	4,305	10,712

Total investment income	27,219,640	6,518,636	12,717,033	2,536,495

EXPENSES
Investment advisory fees (Note 2)	4,317,459	1,343,061	2,321,448	532,681
Foreign taxes (Note 1)	–	9,421	–	–

Total expenses	4,317,459	1,352,482	2,321,448	532,681

Net investment income	22,902,181	5,166,154	10,395,585	2,003,814

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,641,595)	(30,532,985)	(8,255,161)	(2,785,296)
Investments in affiliated issuers (Note 2)	–	(70,792)	–	–
In-kind redemptions	4,200,444	8,316,711	(11,200,106)	(2,636,069)
Foreign currency transactions	134,272	47,317	48,472	14,209

Net realized loss	(13,306,879)	(22,239,749)	(19,406,795)	(5,407,156)

Net change in unrealized appreciation (depreciation) on:
Investments	193,455,623	134,708,813	145,312,803	49,228,229
Translation of assets and liabilities in foreign currencies	(10,447)	22,233	70,523	(2,845)

Net change in unrealized appreciation (depreciation)	193,445,176	134,731,046	145,383,326	49,225,384

Net realized and unrealized gain	180,138,297	112,491,297	125,976,531	43,818,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$203,040,478	$117,657,451	$136,372,116	$45,822,042

[a]	Net of foreign withholding tax of $1,660,668, $413,300, $887,178 and $133,027, respectively.

See notes to financial statements.

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	Global Infrastructure Index Fund	Global Materials Sector Index Fund	Global Nuclear Energy Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$14,379,601	$10,394,084	$300,791	$4,044,275
Interest from affiliated issuers (Note 2)	312	357	10	365
Securities lending income from affiliated issuers (Note 2)	147,554	15,243	4,073	25,217

Total investment income	14,527,467	10,409,684	304,874	4,069,857

EXPENSES
Investment advisory fees (Note 2)	1,772,078	3,132,454	66,004	1,723,990
Foreign taxes (Note 1)	–	26,783	–	1,429

Total expenses	1,772,078	3,159,237	66,004	1,725,419

Net investment income	12,755,389	7,250,447	238,870	2,344,438

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(18,104,846)	(15,078,318)	(640,254)	(9,156,265)
In-kind redemptions	6,419,865	15,344,012	–	(932,605)
Foreign currency transactions	171,202	96,433	1,898	29,437

Net realized gain (loss)	(11,513,779)	362,127	(638,356)	(10,059,433)

Net change in unrealized appreciation (depreciation) on:
Investments	110,929,832	240,892,723	3,242,252	144,530,882
Translation of assets and liabilities in foreign currencies	12,297	7,091	208	(9,382)

Net change in unrealized appreciation (depreciation)	110,942,129	240,899,814	3,242,460	144,521,500

Net realized and unrealized gain	99,428,350	241,261,941	2,604,104	134,462,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,183,739	$248,512,388	$2,842,974	$136,806,505

[a]	Net of foreign withholding tax of $1,321,776, $664,964, $29,310 and $194,538, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	Global Telecommunications Sector Index Fund	Global Timber & Forestry Index Fund	Global Utilities Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$13,655,706	$571,215	$8,380,742
Interest from affiliated issuers (Note 2)	282	36	185
Securities lending income from affiliated issuers (Note 2)	2,666	4,304	2,091

Total investment income	13,658,654	575,555	8,383,018

EXPENSES
Investment advisory fees (Note 2)	1,250,115	173,282	870,154

Total expenses	1,250,115	173,282	870,154

Net investment income	12,408,539	402,273	7,512,864

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,993,727)	(921,406)	(10,505,306)
In-kind redemptions	6,360,686	550,741	(12,438,880)
Foreign currency transactions	19,047	2,549	31,680

Net realized loss	(2,613,994)	(368,116)	(22,912,506)

Net change in unrealized appreciation (depreciation) on:
Investments	43,526,217	17,870,490	44,605,253
Translation of assets and liabilities in foreign currencies	(12 ,119)	2,719	6,396

Net change in unrealized appreciation (depreciation)	43,514,098	17,873,209	44,611,649

Net realized and unrealized gain	40,900,104	17,505,093	21,699,143

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,308,643	$17,907,366	$29,212,007

[a]	Net of foreign withholding tax of $811,762, $25,967 and $715,325, respectively.

See notes to financial statements.

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Period from June 24, 2008[a] to March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,350,400	$33,748,632	$1,002,433	$216,392
Net realized loss	(38,253,969)	(53,983,060)	(2,990,325)	(3,367,478)
Net change in unrealized appreciation (depreciation)	266,594,254	(475,630,823)	2,880,433	(12,282,625)

Net increase (decrease) in net assets resulting from operations	247,690,685	(495,865,251)	892,541	(15,433,711)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,957,712)	(33,288,065)	(1,002,762)	(119,622)

Total distributions to shareholders	(20,957,712)	(33,288,065)	(1,002,762)	(119,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,835,056	770,379,408	31,394,682	60,521,433
Cost of shares redeemed	(70,320,435)	(631,010,254)	(7,916,146)	–

Net increase in net assets from capital share transactions	64,514,621	139,369,154	23,478,536	60,521,433

INCREASE (DECREASE) IN NET ASSETS	291,247,594	(389,784,162)	23,368,315	44,968,100

NET ASSETS
Beginning of period	552,216,725	942,000,887	44,968,100	–

End of period	$843,464,319	$552,216,725	$68,336,415	$44,968,100

Undistributed net investment income included in net assets at end of period	$3,933,999	$5,459,821	$117,570	$95,267

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	11,600,000	1,400,000	2,600,000
Shares redeemed	(1,400,000)	(11,450,000)	(400,000)	–

Net increase in shares outstanding	850,000	150,000	1,000,000	2,600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$996,949	$551,254	$7,216,667	$6,024,279
Net realized gain (loss)	5,611,027	(953,764)	4,772,549	(832,445)
Net change in unrealized appreciation (depreciation)	26,193,636	(9,182,732)	84,386,186	(82,900,272)

Net increase (decrease) in net assets resulting from operations	32,801,612	(9,585,242)	96,375,402	(77,708,438)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,086,120)	(524,088)	(6,802,785)	(5,614,603)

Total distributions to shareholders	(1,086,120)	(524,088)	(6,802,785)	(5,614,603)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,530,579	44,124,177	72,519,530	93,445,320
Cost of shares redeemed	(38,320,271)	(8,429,851)	(67,131,261)	(70,420,144)

Net increase in net assets from capital share transactions	6,210,308	35,694,326	5,388,269	23,025,176

INCREASE (DECREASE) IN NET ASSETS	37,925,800	25,584,996	94,960,886	(60,297,865)

NET ASSETS
Beginning of year	55,598,056	30,013,060	248,655,516	308,953,381
End of year	$93,523,856	$55,598,056	$343,616,402	$248,655,516

Undistributed net investment income included in net assets at end of year	$92,315	$165,375	$2,012,551	$1,485,740

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,500,000	1,300,000	2,100,000
Shares redeemed	(1,050,000)	(200,000)	(1,400,000)	(1,250,000)

Net increase (decrease) in shares outstanding	100,000	1,300,000	(100,000)	850,000

See notes to financial statements.

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,902,181	$16,640,807	$5,166,154	$8,945,516
Net realized gain (loss)	(13,306,879)	44,966,972	(22,239,749)	(51,726,646)
Net change in unrealized appreciation (depreciation)	193,445,176	(367,077,271)	134,731,046	(173,500,231)

Net increase (decrease) in net assets resulting from operations	203,040,478	(305,469,492)	117,657,451	(216,281,361)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,339,712)	(16,417,390)	(5,498,037)	(9,422,452)

Total distributions to shareholders	(21,339,712)	(16,417,390)	(5,498,037)	(9,422,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	441,770,898	181,924,706	108,312,186	182,119,593
Cost of shares redeemed	(19,896,349)	(319,391,068)	(32,211,047)	(61,319,444)

Net increase (decrease) in net assets from capital share transactions	421,874,549	(137,466,362)	76,101,139	120,800,149

INCREASE (DECREASE) IN NET ASSETS	603,575,315	(459,353,244)	188,260,553	(104,903,664)

NET ASSETS
Beginning of year	474,549,043	933,902,287	133,105,089	238,008,753

End of year	$1,078,124,358	$474,549,043	$321,365,642	$133,105,089

Undistributed net investment income included in net assets at end of year	$4,528,523	$2,831,782	$581,999	$851,854

SHARES ISSUED AND REDEEMED
Shares sold	13,350,000	4,350,000	2,650,000	3,100,000
Shares redeemed	(600,000)	(8,100,000)	(800,000)	(1,550,000)

Net increase (decrease) in shares outstanding	12,750,000	(3,750,000)	1,850,000	1,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,395,585	$12,059,116	$2,003,814	$2,624,090
Net realized loss	(19,406,795)	(23,298,352)	(5,407,156)	(32,583,620)
Net change in unrealized appreciation (depreciation)	145,383,326	(153,167,319)	49,225,384	(36,394,576)

Net increase (decrease) in net assets resulting from operations	136,372,116	(164,406,555)	45,822,042	(66,354,106)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,639,221)	(11,925,947)	(1,681,242)	(3,136,434)

Total distributions to shareholders	(10,639,221)	(11,925,947)	(1,681,242)	(3,136,434)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	126,109,397	192,567,645	106,321,072	–
Cost of shares redeemed	(113,417,660)	(186,403,654)	(3,272,354)	(62,297,038)

Net increase (decrease) in net assets from capital share transactions	12,691,737	6,163,991	103,048,718	(62,297,038)

INCREASE (DECREASE) IN NET ASSETS	138,424,632	(170,168,511)	147,189,518	(131,787,578)

NET ASSETS
Beginning of year	451,866,756	622,035,267	44,109,345	175,896,923

End of year	$590,291,388	$451,866,756	$191,298,863	$44,109,345

Undistributed net investment income included in net assets at end of year	$4,671,288	$4,866,452	$765,225	$425,808

SHARES ISSUED AND REDEEMED
Shares sold	2,550,000	3,650,000	2,550,000	–
Shares redeemed	(2,600,000)	(4,150,000)	(100,000)	(1,450,000)

Net increase (decrease) in shares outstanding	(50,000)	(500,000)	2,450,000	(1,450,000)

See notes to financial statements.

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Materials Sector Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,755,389	$5,057,581	$7,250,447	$6,708,622
Net realized gain (loss)	(11,513,779)	(24,991,033)	362,127	(57,834,659)
Net change in unrealized appreciation (depreciation)	110,942,129	(71,981,366)	240,899,814	(201,633,337)

Net increase (decrease) in net assets resulting from operations	112,183,739	(91,914,818)	248,512,388	(252,759,374)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,883,151)	(4,021,250)	(5,645,128)	(7,421,432)

Total distributions to shareholders	(12,883,151)	(4,021,250)	(5,645,128)	(7,421,432)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	200,902,982	251,563,256	566,844,769	279,653,540
Cost of shares redeemed	(20,255,738)	(2,895,747)	(53,273,637)	(254,794,078)

Net increase in net assets from capital share transactions	180,647,244	248,667,509	513,571,132	24,859,462

INCREASE (DECREASE) IN NET ASSETS	279,947,832	152,731,441	756,438,392	(235,321,344)

NET ASSETS
Beginning of year	202,023,097	49,291,656	155,427,900	390,749,244

End of year	$481,970,929	$202,023,097	$911,866,292	$155,427,900

Undistributed net investment income included in net assets at end of year	$1,135,773	$1,016,850	$2,916,371	$1,214,619

SHARES ISSUED AND REDEEMED
Shares sold	6,400,000	7,300,000	11,100,000	3,900,000
Shares redeemed	(600,000)	(100,000)	(950,000)	(4,850,000)

Net increase (decrease) in shares outstanding	5,800,000	7,200,000	10,150,000	(950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Nuclear Energy Index Fund		iShares S&PGlobal Technology Sector Index Fund
	Year ended March 31, 2010	Period from June 24, 2008[a] to March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$238,870	$46,840	$2,344,438	$3,088,534
Net realized loss	(638,356)	(831,348)	(10,059,433)	(51,782,296)
Net change in unrealized appreciation (depreciation)	3,242,460	(1,283,303)	144,521,500	(107,427,783)

Net increase (decrease) in net assets resulting from operations	2,842,974	(2,067,811)	136,806,505	(156,121,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(213,285)	(46,979)	(2,271,888)	(3,020,616)

Total distributions to shareholders	(213,285)	(46,979)	(2,271,888)	(3,020,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,121,119	8,158,240	200,195,677	217,137,779
Cost of shares redeemed	–	–	(2,018,396)	(256,971,853)

Net increase (decrease) in net assets from capital share transactions	9,121,119	8,158,240	198,177,281	(39,834,074)

INCREASE (DECREASE) IN NET ASSETS	11,750,808	6,043,450	332,711,898	(198,976,235)

NET ASSETS
Beginning of period	6,043,450	–	196,494,840	395,471,075

End of period	$17,794,258	$6,043,450	$529,206,738	$196,494,840

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$40,775	$(1,023)	$585,134	$483,147

SHARES ISSUED AND REDEEMED
Shares sold	240,000	200,000	3,950,000	4,050,000
Shares redeemed	–	–	(50,000)	(5,800,000)

Net increase (decrease) in shares outstanding	240,000	200,000	3,900,000	(1,750,000)

[a]	Commencement of operations.

See notes to financial statements.

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Timber & Forestry Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Period from June 24, 2008[a] to March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,408,539	$13,637,685	$402,273	$221,551
Net realized loss	(2,613,994)	(1,224,650)	(368,116)	(3,736,421)
Net change in unrealized appreciation (depreciation)	43,514,098	(108,905,769)	17,873,209	(7,829,935)

Net increase (decrease) in net assets resulting from operations	53,308,643	(96,492,734)	17,907,366	(11,344,805)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,164,409)	(13,990,700)	(419,100)	(207,459)
Return of capital	–	–	(58,249)	–

Total distributions to shareholders	(12,164,409)	(13,990,700)	(477,349)	(207,459)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,343,630	143,942,984	19,376,035	25,475,816
Cost of shares redeemed	(78,892,104)	(251,877,512)	(1,214,608)	–

Net increase (decrease) in net assets from capital share transactions	11,451,526	(107,934,528)	18,161,427	25,475,816

INCREASE (DECREASE) IN NET ASSETS	52,595,760	(218,417,962)	35,591,444	13,923,552

NET ASSETS
Beginning of period	241,256,653	459,674,615	13,923,552	–

End of period	$293,852,413	$241,256,653	$49,514,996	$13,923,552

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,766,945	$1,503,768	$(2,769)	$11,509

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	2,800,000	600,000	630,000
Shares redeemed	(1,600,000)	(4,150,000)	(30,000)	–

Net increase (decrease) in shares outstanding	50,000	(1,350,000)	570,000	630,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued) (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,512,864	$10,820,763
Net realized loss	(22,912,506)	(15,264,869)
Net change in unrealized appreciation (depreciation)	44,611,649	(92,926,925)

Net increase (decrease) in net assets resulting from operations	29,212,007	(97,371,031)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,601,424)	(10,727,418)

Total distributions to shareholders	(6,601,424)	(10,727,418)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	140,612,975	18,586,710
Cost of shares redeemed	(52,761,514)	(64,932,806)

Net increase (decrease) in net assets from capital share transactions	87,851,461	(46,346,096)

INCREASE (DECREASE) IN NET ASSETS	110,462,044	(154,444,545)

NET ASSETS
Beginning of year	144,090,428	298,534,973

End of year	$254,552,472	$144,090,428

Undistributed net investment income included in net assets at end of year	$2,005,256	$1,062,136

SHARES ISSUED AND REDEEMED
Shares sold	3,000,000	350,000
Shares redeemed	(1,250,000)	(1,250,000)

Net increase (decrease) in shares outstanding	1,750,000	(900,000)

See notes to financial statements.

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$42.32	$73.02	$74.00	$65.76	$60.67

Income from investment operations:
Net investment income	1.51 [a]	2.06 [a]	1.70 [a]	1.61 [a]	1.22
Net realized and unrealized gain (loss)	18.52	(30.88)	(1.30)	7.99	5.07

Total from investment operations	20.03	(28.82)	0.40	9.60	6.29

Less distributions from:
Net investment income	(1.67)	(1.88)	(1.38)	(1.36)	(1.20)

Total distributions	(1.67)	(1.88)	(1.38)	(1.36)	(1.20)

Net asset value, end of year	$60.68	$42.32	$73.02	$74.00	$65.76

Total return	48.05%	(40.19)%	0.37%	14.60%	10.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$843,464	$552,217	$942,001	$680,774	$460,329
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.72%	3.49%	2.17%	2.28%	2.05%
Portfolio turnover rate[b]	6%	8%	5%	3%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.29	0.18
Net realized and unrealized gain (loss)	1.68	(34.64)

Total from investment operations	1.97	(34.46)

Less distributions from:
Net investment income	(0.29)	(0.06)

Total distributions	(0.29)	(0.06)

Net asset value, end of period	$18.98	$17.30

Total return	11.18%	(66.51)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$68,336	$44,968
Ratio of expenses to average net assets[d]	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.33%	1.22%
Portfolio turnover rate[e]	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$29.26	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.54	0.79	0.87	0.37
Net realized and unrealized gain (loss)	17.53	(20.47)	(8.91)	7.71

Total from investment operations	18.07	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(0.57)	(1.08)	(0.85)	(0.20)

Total distributions	(0.57)	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$46.76	$29.26	$50.02	$58.91

Total return	62.24%	(39.94)%	(13.77)%	15.85%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,524	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.35%	2.19%	1.52%	1.19%
Portfolio turnover rate[e]	8%	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$41.79	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	1.35	1.27	1.12	0.47
Net realized and unrealized gain (loss)	16.85	(18.89)	4.22	4.85

Total from investment operations	18.20	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(1.25)	(1.17)	(0.36)	(0.28)

Total distributions	(1.25)	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$58.74	$41.79	$60.58	$55.60

Total return	44.05%	(29.44)%	9.59%	10.54%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$343,616	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.59%	2.47%	1.89%	1.64%
Portfolio turnover rate[e]	6%	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$26.59	$43.24	$37.09	$33.85	$27.63

Income from investment operations:
Net investment income[b]	0.85	0.84	1.02	0.62	0.46
Net realized and unrealized gain (loss)	8.54	(16.70)	6.06	3.22	6.13

Total from investment operations	9.39	(15.86)	7.08	3.84	6.59

Less distributions from:
Net investment income	(0.75)	(0.79)	(0.93)	(0.60)	(0.37)

Total distributions	(0.75)	(0.79)	(0.93)	(0.60)	(0.37)

Net asset value, end of year	$35.23	$26.59	$43.24	$37.09	$33.85

Total return	35.56%	(37.15)%	18.87%	11.37%	23.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,078,124	$474,549	$933,902	$756,675	$685,415
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets	2.55%	2.22%	2.34%	1.73%	1.46%
Portfolio turnover rate[c]	5%	8%	6%	10%	5%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$26.89	$70.00	$89.23	$78.83	$64.22

Income from investment operations:
Net investment income[a]	0.79	1.84	2.43	1.81	1.52
Net realized and unrealized gain (loss)	20.41	(42.94)	(18.88)	9.80	14.29

Total from investment operations	21.20	(41.10)	(16.45)	11.61	15.81

Less distributions from:
Net investment income	(0.83)	(2.01)	(2.78)	(1.21)	(1.20)

Total distributions	(0.83)	(2.01)	(2.78)	(1.21)	(1.20)

Net asset value, end of year	$47.26	$26.89	$70.00	$89.23	$78.83

Total return	79.47%	(59.97)%	(18.81)%	14.74%	24.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$321,366	$133,105	$238,009	$321,231	$141,895
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.85%	3.88%	2.85%	2.13%	2.17%
Portfolio turnover rate[b]	11%	11%	9%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$39.99	$52.71	$57.59	$53.67	$48.13

Income from investment operations:
Net investment income[a]	1.02	0.98	0.96	0.82	0.53
Net realized and unrealized gain (loss)	12.48	(12.68)	(4.84)	3.59	5.38

Total from investment operations	13.50	(11.70)	(3.88)	4.41	5.91

Less distributions from:
Net investment income	(1.02)	(1.02)	(1.00)	(0.49)	(0.37)

Total distributions	(1.02)	(1.02)	(1.00)	(0.49)	(0.37)

Net asset value, end of year	$52.47	$39.99	$52.71	$57.59	$53.67

Total return	34.21%	(22.52)%	(6.91)%	8.22%	12.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$590,291	$451,867	$622,035	$800,486	$488,414
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets	2.15%	2.06%	1.64%	1.46%	1.02%
Portfolio turnover rate[b]	5%	8%	4%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$29.41	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.77	1.14	0.99	0.48
Net realized and unrealized gain (loss)	19.04	(30.06)	0.77	7.81

Total from investment operations	19.81	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(0.79)	(1.30)	(0.38)	(0.29)

Total distributions	(0.79)	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$48.43	$29.41	$59.63	$58.25

Total return	68.18%	(49.24)%	2.99%	16.52%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$191,299	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.81%	2.42%	1.58%	1.60%
Portfolio turnover rate[e]	5%	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	1.11	1.16	0.23
Net realized and unrealized gain (loss)	9.87	(20.70)	(5.27)

Total from investment operations	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(1.14)	(0.93)	(0.18)

Total distributions	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$34.18	$24.34	$44.81

Total return	45.76%	(44.19)%	(10.10)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.46%	3.70%	1.66%
Portfolio turnover rate[e]	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$37.01	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.62	1.16	1.05	0.66
Net realized and unrealized gain (loss)	26.37	(38.98)	12.97	13.11

Total from investment operations	26.99	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(0.46)	(1.04)	(0.48)	(0.16)

Total distributions	(0.46)	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$63.54	$37.01	$75.87	$62.33

Total return	73.22%	(50.23)%	22.49%	28.31%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$911,866	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets exclusive of foreign taxes	0.48%	0.48%	n/a	n/a
Ratio of net investment income to average net assets[d]	1.11%	1.96%	1.41%	2.11%
Portfolio turnover rate[e]	3%	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.70	0.29
Net realized and unrealized gain (loss)	10.15	(20.29)

Total from investment operations	10.85	(20.00)

Less distributions from:
Net investment income	(0.63)	(0.23)

Total distributions	(0.63)	(0.23)

Net asset value, end of period	$40.44	$30.22

Total return	36.04%	(39.62)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,794	$6,043
Ratio of expenses to average net assets[d]	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.74%	1.19%
Portfolio turnover rate[e]	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$37.43	$56.50	$57.16	$55.74	$47.65

Income from investment operations:
Net investment income	0.33 [a]	0.43 [a]	0.37 [a]	0.15 [a]	0.05
Net realized and unrealized gain (loss)	20.42	(19.06)	(0.80)	1.40	8.06

Total from investment operations	20.75	(18.63)	(0.43)	1.55	8.11

Less distributions from:
Net investment income	(0.34)	(0.44)	(0.23)	(0.13)	(0.02)

Total distributions	(0.34)	(0.44)	(0.23)	(0.13)	(0.02)

Net asset value, end of year	$57.84	$37.43	$56.50	$57.16	$55.74

Total return	55.65%	(33.10)%	(0.81)%	2.77%	17.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$529,207	$196,495	$395,471	$197,192	$108,695
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.66%
Ratio of expenses to average net assets exclusive of foreign taxes	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.65%	0.92%	0.60%	0.27%	0.16%
Portfolio turnover rate[b]	5%	5%	6%	6%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$43.86	$67.11	$65.42	$50.98	$50.00

Income from investment operations:
Net investment income[a]	2.43	2.67	2.17	2.17	1.37
Net realized and unrealized gain (loss)	8.87	(23.53)	1.04	13.78	0.84

Total from investment operations	11.30	(20.86)	3.21	15.95	2.21

Less distributions from:
Net investment income	(2.21)	(2.39)	(1.52)	(1.51)	(1.23)

Total distributions	(2.21)	(2.39)	(1.52)	(1.51)	(1.23)

Net asset value, end of year	$52.95	$43.86	$67.11	$65.42	$50.98

Total return	26.24%	(31.87)%	4.60%	31.40%	4.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$293,852	$241,257	$459,675	$232,238	$71,378
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets	4.76%	4.69%	2.96%	3.65%	2.72%
Portfolio turnover rate[b]	7%	9%	7%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009

Net asset value, beginning of period	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.39	0.55
Net realized and unrealized gain (loss)	19.20	(26.23)

Total from investment operations	19.59	(25.68)

Less distributions from:
Net investment income	(0.38)	(0.46)
Return of capital	(0.05)	–

Total distributions	(0.43)	(0.46)

Net asset value, end of period	$41.26	$22.10

Total return	88.81%	(53.41)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,515	$13,924
Ratio of expenses to average net assets[d]	0.48%	0.49%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.48%
Ratio of net investment income to average net assets[d]	1.11%	2.29%
Portfolio turnover rate[e]	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

116	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$37.92	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.85	2.52	1.28	0.58
Net realized and unrealized gain (loss)	7.78	(25.67)	2.53	10.01

Total from investment operations	9.63	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(1.68)	(2.45)	(0.54)	(0.33)

Total distributions	(1.68)	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$45.87	$37.92	$63.52	$60.25

Total return	25.69%	(37.41)%	6.26%	21.23%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$254,552	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	4.14%	4.74%	1.96%	1.91%
Portfolio turnover rate[e]	9%	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable

118	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of March 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Global 100	$840,597,148	$–	$–	$840,597,148

S&P Global Clean Energy	97,737,548	–	–	97,737,548

S&P Global Consumer Discretionary Sector
Common Stocks	92,635,108	–	385,301	93,020,409
Preferred Stocks	298,362	–	–	298,362
Rights	1,096	–	–	1,096
Short-Term Investments	962,917	–	–	962,917

Total S&P Global Consumer Discretionary Sector	93,897,483	–	385,301	94,282,784

S&P Global Consumer Staples Sector
Common Stocks	337,057,652	–	789,338	337,846,990
Preferred Stocks	3,528,085	–	–	3,528,085
Short-Term Investments	919,969	–	–	919,969

Total S&P Global Consumer Staples Sector	341,505,706	–	789,338	342,295,044

S&P Global Energy Sector
Common Stocks	1,042,547,118	–	3,002,761	1,045,549,879
Preferred Stocks	28,897,216	–	–	28,897,216
Short-Term Investments	6,478,454	–	–	6,478,454

Total S&P Global Energy Sector	1,077,922,788	–	3,002,761	1,080,925,549

S&P Global Financials Sector
Common Stocks	316,982,734	–	357,879	317,340,613
Preferred Stocks	2,524,025	–	–	2,524,025
Short-Term Investments	3,996,782	–	–	3,996,782

Total S&P Global Financials Sector	323,503,541	–	357,879	323,861,420

120	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
S&P Global Healthcare Sector	$591,713,064	$–	$–	$591,713,064
S&P Global Industrials Sector	191,451,677	–	–	191,451,677
S&P Global Infrastructure	490,061,365	–	–	490,061,365
S&P Global Materials Sector	913,949,273	–	–	913,949,273
S&P Global Nuclear Energy	19,231,916	–	–	19,231,916
S&P Global Technology Sector	552,631,718	–	–	552,631,718
S&P Global Telecommunications Sector	293,828,012	–	–	293,828,012
S&P Global Timber & Forestry	53,441,400	–	–	53,441,400
S&P Global Utilities Sector	261,510,787	–	–	261,510,787

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Year	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year

S&P Global 100
Rights	$3,207,438	$–	$–	$(3,207,438)	$–	$–

S&P Global Consumer Discretionary
Sector
Common Stocks	151,433	233,868	–	–	385,301	233,868

S&P Global Consumer Staples Sector
Common Stocks	784,630	4,708	–	–	789,338	4,708

S&P Global Energy Sector
Common Stocks	–	(179,961)	1,422,481	1,760,241	3,002,761	(187,091)

S&P Global Financials Sector
Common Stocks	6	71,813	–	286,060	357,879	71,895
Rights	1,589,839	–	–	(1,589,839)	–	–

S&P Global Utilities Sector
Rights	700,124	–	–	(700,124)	–	–

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of March 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Global 100	$3,933,999	$(178,147,850)	$(65,912,089)	$(240,125,940)
S&P Global Clean Energy	117,570	(12,516,816)	(3,900,588)	(16,299,834)
S&P Global Consumer Discretionary Sector	114,166	14,436,509	(2,460,917)	12,089,758
S&P Global Consumer Staples Sector	2,012,551	5,279,057	(2,207,669)	5,083,939
S&P Global Energy Sector	4,528,523	(44,581,768)	(23,639,369)	(63,692,614)
S&P Global Financials Sector	946,801	(79,108,317)	(54,766,678)	(132,928,194)
S&P Global Healthcare Sector	4,672,432	(55,354,862)	(20,709,873)	(71,392,303)
S&P Global Industrials Sector	765,225	(8,185,043)	(8,269,124)	(15,688,942)
S&P Global Infrastructure	1,325,776	19,217,898	(21,058,778)	(515,104)
S&P Global Materials Sector	2,939,146	33,878,736	(18,372,095)	18,445,787
S&P Global Nuclear Energy	80,708	883,927	(449,736)	514,899
S&P Global Technology Sector	585,134	(12,782,834)	(18,053,739)	(30,251,439)
S&P Global Telecommunications Sector	1,766,945	(87,235,494)	(9,309,035)	(94,777,584)
S&P Global Timber & Forestry	–	8,032,021	(2,378,752)	5,653,269
S&P Global Utilities Sector	2,005,256	(59,430,484)	(8,959,751)	(66,384,979)

122	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

From November 1, 2009 to March 31, 2010, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses

S&P Global 100	$2,046,008
S&P Global Consumer Discretionary Sector	805,076
S&P Global Energy Sector	2,106,646
S&P Global Financials Sector	13,789,716
S&P Global Healthcare Sector	373,003
S&P Global Industrials Sector	380,274
S&P Global Infrastructure	592,475

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses

S&P Global Materials Sector	$2,053,014
S&P Global Nuclear Energy	60,438
S&P Global Technology Sector	1,289,889
S&P Global Telecommunications Sector	46,794
S&P Global Timber & Forestry	144,030
S&P Global Utilities Sector	536,829

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$36,258,744	$24,526,269	$63,866,081
S&P Global Clean Energy	–	–	–	–	–	–	2,161,286	1,739,302	3,900,588
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	515,276	977,806	1,655,841
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	1,241,701	854,970	2,207,669
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	21,532,723
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	14,101,017	26,135,934	40,976,962
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	7,470,467	8,253,378	20,336,870
S&P Global Industrials Sector	–	–	–	–	175	241,597	3,878,332	3,768,747	7,888,851
S&P Global Infrastructure	–	–	–	–	–	–	1,561,517	18,904,786	20,466,303
S&P Global Materials Sector	–	–	–	–	2,966	455,218	3,417,547	12,443,350	16,319,081
S&P Global Nuclear Energy	–	–	–	–	–	–	293,258	96,039	389,297
S&P Global Technology Sector	114,472	244,568	111,285	401,105	358,238	418,537	8,517,749	6,597,896	16,763,850
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	2,355,085	6,058,821	9,262,241
S&P Global Timber & Forestry	–	–	–	–	–	–	264,602	1,970,120	2,234,722
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	2,911,628	5,208,921	8,422,922

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended March 31, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

124	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,018,758,158	$11,463,613	$(189,624,623)	$(178,161,010)
S&P Global Clean Energy	110,253,696	4,987,525	(17,503,673)	(12,516,148)
S&P Global Consumer Discretionary Sector	79,846,278	15,503,206	(1,066,700)	14,436,506
S&P Global Consumer Staples Sector	337,007,704	17,369,886	(12,082,546)	5,287,340
S&P Global Energy Sector	1,125,498,159	36,275,894	(80,848,504)	(44,572,610)
S&P Global Financials Sector	402,974,588	622,184	(79,735,352)	(79,113,168)
S&P Global Healthcare Sector	647,102,487	16,529,717	(71,919,140)	(55,389,423)
S&P Global Industrials Sector	199,635,232	6,011,183	(14,194,738)	(8,183,555)
S&P Global Infrastructure	470,858,568	33,085,222	(13,882,425)	19,202,797
S&P Global Materials Sector	880,071,277	69,780,380	(35,902,384)	33,877,996
S&P Global Nuclear Energy	18,347,736	1,310,932	(426,752)	884,180
S&P Global Technology Sector	565,402,912	28,643,866	(41,415,060)	(12,771,194)
S&P Global Telecommunications Sector	381,064,550	–	(87,236,538)	(87,236,538)
S&P Global Timber & Forestry	45,410,978	8,382,152	(351,730)	8,030,422
S&P Global Utilities Sector	320,945,189	–	(59,434,402)	(59,434,402)

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds (except for the iShares S&P Global 100 Index Fund), BFA is entitled to annual investment advisory fees based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$304,015
S&P Global Clean Energy	685,883
S&P Global Consumer Discretionary Sector	19,299
S&P Global Consumer Staples Sector	5,110
S&P Global Energy Sector	37,607
S&P Global Financials Sector	204,553
S&P Global Healthcare Sector	3,991
S&P Global Industrials Sector	7,629

iShares Index Fund	Securities Lending Agent Fees
S&P Global Infrastructure	$116,493
S&P Global Materials Sector	13,667
S&P Global Nuclear Energy	3,822
S&P Global Technology Sector	23,088
S&P Global Telecommunications Sector	2,496
S&P Global Timber & Forestry	4,024
S&P Global Utilities Sector	1,525

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the period April 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss

S&P Global 100
Barclays PLC	941	415	131	1,225	$5,875,164	$20,524	$(410,875)

S&P Global Financials Sector
Barclays PLC	478	452	57	873	$4,186,723	$14,626	$(112,443)

126	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to March 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

S&P Global Financials Sector
PNC Financial Services Group
Inc. (The)	35	1	2	34	$2,029,800	$3,499	$41,651

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$44,748,547	$46,882,994
S&P Global Clean Energy	22,003,915	21,665,733
S&P Global Consumer Discretionary Sector	5,933,731	5,881,800
S&P Global Consumer Staples Sector	16,816,378	16,058,278
S&P Global Energy Sector	45,915,615	43,889,452
S&P Global Financials Sector	32,627,113	30,535,049
S&P Global Healthcare Sector	40,619,243	25,123,232
S&P Global Industrials Sector	8,711,297	5,291,808
S&P Global Infrastructure	96,579,804	92,441,405
S&P Global Materials Sector	28,510,941	19,588,924
S&P Global Nuclear Energy	5,534,667	5,529,086
S&P Global Technology Sector	22,006,119	17,399,020
S&P Global Telecommunications Sector	19,599,576	18,779,151
S&P Global Timber & Forestry	20,436,184	16,137,316
S&P Global Utilities Sector	16,289,631	15,626,337

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$133,971,523	$69,584,414
S&P Global Clean Energy	30,994,440	7,900,067
S&P Global Consumer Discretionary Sector	43,723,762	37,687,848
S&P Global Consumer Staples Sector	70,690,642	65,692,474
S&P Global Energy Sector	438,935,267	19,769,861
S&P Global Financials Sector	104,621,642	31,443,790
S&P Global Healthcare Sector	123,731,195	111,967,923
S&P Global Industrials Sector	104,818,488	3,174,175
S&P Global Infrastructure	198,391,828	20,168,415
S&P Global Materials Sector	558,203,961	53,088,618
S&P Global Nuclear Energy	9,078,402	–
S&P Global Technology Sector	196,486,777	1,983,904
S&P Global Telecommunications Sector	88,662,087	77,452,685
S&P Global Timber & Forestry	19,307,153	1,209,438
S&P Global Utilities Sector	139,866,454	52,381,876

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities

128	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	129

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Nuclear Energy Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Timber & Forestry Index Fund, and iShares S&P Global Utilities Sector Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2010, the results of each of their operations, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

130	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2010, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global 100	$14,987,488	$1,423,323
S&P Global Clean Energy	503,991	54,185
S&P Global Energy Sector	19,354,584	1,652,663
S&P Global Financials Sector	5,484,095	418,885
S&P Global Industrials Sector	1,346,059	130,436
S&P Global Infrastructure	12,322,188	1,305,517
S&P Global Materials Sector	8,273,740	688,543
S&P Global Nuclear Energy	232,463	28,676
S&P Global Telecommunications Sector	9,917,681	802,471
S&P Global Utilities Sector	5,979,082	705,898

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P Global 100	38.88%
S&P Global Clean Energy	1.35
S&P Global Consumer Discretionary Sector	57.01
S&P Global Consumer Staples Sector	68.18
S&P Global Energy Sector	44.35
S&P Global Financials Sector	17.82
S&P Global Healthcare Sector	56.99
S&P Global Industrials Sector	77.91

iShares Index Fund	Dividends- Received Deduction
S&P Global Infrastructure	26.15%
S&P Global Materials Sector	49.23
S&P Global Nuclear Energy	45.68
S&P Global Technology Sector	100.00
S&P Global Telecommunications Sector	36.52
S&P Global Timber & Forestry	41.58
S&P Global Utilities Sector	46.95

TAX INFORMATION	131

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income
S&P Global 100	$20,957,712
S&P Global Clean Energy	513,216
S&P Global Consumer Discretionary Sector	1,086,120
S&P Global Consumer Staples Sector	6,802,785
S&P Global Energy Sector	21,339,712
S&P Global Financials Sector	5,498,037
S&P Global Healthcare Sector	10,639,221
S&P Global Industrials Sector	1,681,242

iShares Index Fund	Qualified Dividend Income
S&P Global Infrastructure	$12,883,151
S&P Global Materials Sector	5,645,128
S&P Global Nuclear Energy	213,285
S&P Global Technology Sector	2,271,888
S&P Global Telecommunications Sector	12,164,409
S&P Global Timber & Forestry	419,100
S&P Global Utilities Sector	6,601,424

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

S&P Global
Financials Sector	$0.76762	$–	$0.06544	$0.83306	92%	–%	8%	100%

S&P Global
Timber & Forestry	$0.39414	$–	$0.03353	$0.42767	92%	–%	8%	100%

132	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was held on November 4, 2009. The shareholder meetings for certain Funds were subsequently adjourned several times. The proposals approved by the shareholders at the adjourned meetings and the results of the shareholder vote were as follows:

Proposal 1

To approve a new investment advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P Global 100	5,173,071	94,691	114,295	672,544
S&P Global Consumer Discretionary Sector	1,400,591	4,025	9,189	28,168
S&P Global Consumer Staples Sector	2,088,088	36,168	43,077	285,153
S&P Global Energy Sector	14,221,500	382,358	444,349	1,858,201
S&P Global Financials Sector	3,054,889	68,219	85,622	529,783
S&P Global Healthcare Sector	3,707,429	85,231	84,914	973,761
S&P Global Industrials Sector	1,118,508	18,775	22,191	110,553
S&P Global Materials Sector	7,343,673	136,954	170,249	–
S&P Global Nuclear Energy	177,001	3,862	3,172	14,446
S&P Global Technology Sector	2,930,665	105,035	60,540	482,904
S&P Global Timber & Forestry	491,236	8,791	10,652	–

Proposal 2

To approve a change in the classification of the iShares S&P Global Energy Sector, iShares S&P Global Healthcare Sector and iShares S&P Global Technology Sector Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P Global Energy Sector	12,912,764	1,607,786	527,657	1,858,201
S&P Global Healthcare Sector	3,400,785	177,530	299,259	973,761
S&P Global Technology Sector	2,784,148	166,123	145,969	482,904

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	133

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered foreach Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	107	8.11
Between 0.5% and –0.5%	1,082	82.04
Less than –0.5% and Greater than –1.0%	68	5.16
Less than –1.0% and Greater than –1.5%	14	1.06
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5%	2	0.15

	1,319	100.00%

134	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Clean Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	3	0.68%
Greater than 4.5% and Less than 5.0%	1	0.23
Greater than 4.0% and Less than 4.5%	2	0.45
Greater than 3.0% and Less than 3.5%	5	1.14
Greater than 2.5% and Less than 3.0%	5	1.14
Greater than 2.0% and Less than 2.5%	10	2.27
Greater than 1.5% and Less than 2.0%	20	4.55
Greater than 1.0% and Less than 1.5%	46	10.45
Greater than 0.5% and Less than 1.0%	98	22.27
Between 0.5% and –0.5%	212	48.18
Less than –0.5% and Greater than –1.0%	30	6.82
Less than –1.0% and Greater than –1.5%	7	1.59
Less than –1.5%	1	0.23

	440	100.00%

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.11%
Greater than 3.5% and Less than 4.0%	2	0.23
Greater than 3.0% and Less than 3.5%	1	0.11
Greater than 2.5% and Less than 3.0%	1	0.11
Greater than 2.0% and Less than 2.5%	2	0.23
Greater than 1.5% and Less than 2.0%	11	1.25
Greater than 1.0% and Less than 1.5%	23	2.62
Greater than 0.5% and Less than 1.0%	99	11.26
Between 0.5% and –0.5%	623	70.89
Less than –0.5% and Greater than –1.0%	78	8.87
Less than –1.0% and Greater than –1.5%	23	2.62
Less than –1.5% and Greater than –2.0%	5	0.57
Less than –2.0% and Greater than –2.5%	6	0.68
Less than –2.5% and Greater than –3.0%	3	0.34
Less than –3.0%	1	0.11

	879	100.00%

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Consumer Staples Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.46%
Greater than 3.5% and Less than 4.0%	3	0.34
Greater than 3.0% and Less than 3.5%	1	0.11
Greater than 2.5% and Less than 3.0%	1	0.11
Greater than 2.0% and Less than 2.5%	4	0.46
Greater than 1.5% and Less than 2.0%	2	0.23
Greater than 1.0% and Less than 1.5%	15	1.71
Greater than 0.5% and Less than 1.0%	111	12.63
Between 0.5% and –0.5%	665	75.65
Less than –0.5% and Greater than –1.0%	58	6.60
Less than –1.0% and Greater than –1.5%	9	1.02
Less than –1.5% and Greater than –2.0%	4	0.46
Less than –2.0% and Greater than –2.5%	1	0.11
Less than –2.5%	1	0.11

	879	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	99	7.51
Between 0.5% and –0.5%	1,116	84.58
Less than –0.5% and Greater than –1.0%	51	3.87
Less than –1.0% and Greater than –1.5%	9	0.68
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0%	1	0.08

	1,319	100.00%

136	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	3	0.23%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	10	0.76
Greater than 1.5% and Less than 2.0%	21	1.59
Greater than 1.0% and Less than 1.5%	37	2.81
Greater than 0.5% and Less than 1.0%	185	14.03
Between 0.5% and –0.5%	910	68.98
Less than –0.5% and Greater than –1.0%	83	6.29
Less than –1.0% and Greater than –1.5%	33	2.50
Less than –1.5% and Greater than –2.0%	13	0.99
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5%	1	0.08

	1,319	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	76	5.76
Between 0.5% and –0.5%	1,149	87.11
Less than –0.5% and Greater than –1.0%	70	5.31
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	137

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Industrials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.34%
Greater than 2.5% and Less than 3.0%	1	0.11
Greater than 2.0% and Less than 2.5%	4	0.46
Greater than 1.5% and Less than 2.0%	3	0.34
Greater than 1.0% and Less than 1.5%	11	1.25
Greater than 0.5% and Less than 1.0%	137	15.59
Between 0.5% and –0.5%	604	68.72
Less than –0.5% and Greater than –1.0%	77	8.76
Less than –1.0% and Greater than –1.5%	24	2.73
Less than –1.5% and Greater than –2.0%	9	1.02
Less than –2.0% and Greater than –2.5%	3	0.34
Less than –2.5% and Greater than –3.0%	2	0.23
Less than –3.0% and Greater than –3.5%	1	0.11

	879	100.00%

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	5	0.88%
Greater than 5.5% and Less than 6.0%	1	0.18
Greater than 5.0% and Less than 5.5%	1	0.18
Greater than 4.5% and Less than 5.0%	1	0.18
Greater than 4.0% and Less than 4.5%	1	0.18
Greater than 3.5% and Less than 4.0%	4	0.71
Greater than 3.0% and Less than 3.5%	3	0.53
Greater than 2.5% and Less than 3.0%	6	1.06
Greater than 2.0% and Less than 2.5%	15	2.65
Greater than 1.5% and Less than 2.0%	21	3.72
Greater than 1.0% and Less than 1.5%	60	10.62
Greater than 0.5% and Less than 1.0%	130	23.01
Between 0.5% and –0.5%	255	45.14
Less than –0.5% and Greater than –1.0%	34	6.02
Less than –1.0% and Greater than –1.5%	15	2.65
Less than –1.5% and Greater than –2.0%	5	0.88
Less than –2.0% and Greater than –2.5%	5	0.88
Less than –2.5% and Greater than –3.0%	1	0.18
Less than –3.0%	2	0.35

	565	100.00%

138	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Materials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.34%
Greater than 3.5% and Less than 4.0%	1	0.11
Greater than 3.0% and Less than 3.5%	3	0.34
Greater than 2.5% and Less than 3.0%	1	0.11
Greater than 2.0% and Less than 2.5%	6	0.68
Greater than 1.5% and Less than 2.0%	16	1.82
Greater than 1.0% and Less than 1.5%	46	5.23
Greater than 0.5% and Less than 1.0%	167	19.00
Between 0.5% and –0.5%	488	55.53
Less than –0.5% and Greater than –1.0%	77	8.76
Less than –1.0% and Greater than –1.5%	37	4.21
Less than –1.5% and Greater than –2.0%	16	1.82
Less than –2.0% and Greater than –2.5%	9	1.02
Less than –2.5% and Greater than –3.0%	2	0.23
Less than –3.0% and Greater than –3.5%	2	0.23
Less than –3.5% and Greater than –4.0%	3	0.34
Less than –4.0%	2	0.23

	879	100.00%

iShares S&P Global Nuclear Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	0.91%
Greater than 4.0% and Less than 4.5%	2	0.45
Greater than 3.5% and Less than 4.0%	3	0.68
Greater than 2.5% and Less than 3.0%	4	0.91
Greater than 2.0% and Less than 2.5%	4	0.91
Greater than 1.5% and Less than 2.0%	12	2.73
Greater than 1.0% and Less than 1.5%	18	4.09
Greater than 0.5% and Less than 1.0%	97	22.05
Between 0.5% and –0.5%	259	58.86
Less than –0.5% and Greater than –1.0%	22	5.00
Less than –1.0% and Greater than –1.5%	10	2.27
Less than –1.5% and Greater than –2.0%	2	0.45
Less than –2.0% and Greater than –2.5%	1	0.23
Less than –2.5% and Greater than –3.0%	1	0.23
Less than –3.0%	1	0.23

	440	100.00%

SUPPLEMENTAL INFORMATION	139

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.30%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	86	6.52
Between 0.5% and –0.5%	1,161	88.03
Less than –0.5% and Greater than –1.0%	52	3.94
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.08%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	8	0.61
Greater than 1.0% and Less than 1.5%	30	2.27
Greater than 0.5% and Less than 1.0%	200	15.16
Between 0.5% and –0.5%	944	71.57
Less than –0.5% and Greater than –1.0%	88	6.67
Less than –1.0% and Greater than –1.5%	21	1.59
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,319	100.00%

140	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Timber & Forestry Index Fund

Period Covered: July 1, 2008 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	4	0.91%
Greater than 3.0% and Less than 3.5%	3	0.68
Greater than 2.0% and Less than 2.5%	5	1.14
Greater than 1.5% and Less than 2.0%	9	2.04
Greater than 1.0% and Less than 1.5%	29	6.59
Greater than 0.5% and Less than 1.0%	91	20.68
Between 0.5% and –0.5%	274	62.28
Less than –0.5% and Greater than –1.0%	16	3.64
Less than –1.0% and Greater than –1.5%	6	1.36
Less than –1.5% and Greater than –2.0%	2	0.45
Less than –2.0%	1	0.23

	440	100.00%

iShares S&P Global Utilities Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	0.68%
Greater than 3.0% and Less than 3.5%	2	0.23
Greater than 2.5% and Less than 3.0%	2	0.23
Greater than 2.0% and Less than 2.5%	3	0.34
Greater than 1.5% and Less than 2.0%	5	0.57
Greater than 1.0% and Less than 1.5%	28	3.19
Greater than 0.5% and Less than 1.0%	156	17.75
Between 0.5% and –0.5%	584	66.44
Less than –0.5% and Greater than –1.0%	64	7.28
Less than –1.0% and Greater than –1.5%	14	1.59
Less than –1.5% and Greater than –2.0%	3	0.34
Less than –2.0% and Greater than –2.5%	3	0.34
Less than –2.5% and Greater than –3.0%	3	0.34
Less than –3.0% and Greater than –3.5%	2	0.23
Less than –3.5% and Greater than –4.0%	1	0.11
Less than –4.0%	3	0.34

	879	100.00%

SUPPLEMENTAL INFORMATION	141

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

142	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-AdviserHedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	143

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

144	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	145

Notes:

146	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	147

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

148	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	149

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTS nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial NetworkLimited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

150	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-33-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES
iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares S&P 100 Index Fund | OEF | NYSE Arca
iShares S&P MidCap 400 Index Fund | IJH | NYSE Arca
iShares S&P MidCap 400 Growth Index Fund | IJK | NYSE Arca
iShares S&P MidCap 400 Value Index Fund | IJJ | NYSE Arca
iShares S&P SmallCap 600 Index Fund | IJR | NYSE Arca
iShares S&P SmallCap 600 Growth Index Fund | IJT | NYSE Arca
iShares S&P SmallCap 600 Value Index Fund | IJS | NYSE Arca
iShares S&P 1500 Index Fund | ISI | NYSE Arca
iShares S&P U.S. Preferred Stock Index Fund | PFF | NYSE Arca
iShares Nasdaq Biotechnology Index Fund | IBB | NASDAQ

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.82%	45.35%	45.11%	1.24%	1.24%	1.40%	(1.46)%	(1.46)%	(1.30)%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
44.82%	45.35%	45.11%	6.37%	6.35%	7.22%	(13.00)%	(12.98)%	(11.60)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.07%

Financial	16.23

Technology	15.79

Communications	12.60

Energy	11.79

Industrial	9.60

Consumer Cyclical	7.54

Basic Materials	1.90

Utilities	1.31

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.72%

Microsoft Corp.	3.33

Apple Inc.	3.18

General Electric Co.	2.90

Procter & Gamble Co. (The)	2.74

Johnson & Johnson	2.68

Bank of America Corp.	2.67

JPMorgan Chase & Co.	2.65

International Business Machines Corp.	2.49

Wells Fargo & Co.	2.40

TOTAL	29.76%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P100 IndexTM (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500® with exchange listed options. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 44.82%, while the total return for the Index was 45.11%.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. The largest sector weighting within the Index, information technology, was the most significant contributor to index returns. Financials, which had declined the most during the market downturn of the previous reporting period, posted strong gains. The industrials sector, which is an economically sensitive sector group, also performed well for the period. The materials sector rebounded soundly, although it represented only a small portion of the Index at period-end. The telecommunication services and utilities sectors contributed relatively modest returns.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

For the reporting period, all of the Fund’s ten largest holdings delivered positive returns. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded to post robust gains. Technology companies Apple Inc. and Microsoft Corp. also logged strong results. Exxon Mobil Corp., the Fund’s largest holding, delivered a small gain.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	63.71%	63.97%	64.07%	5.07%	5.08%	5.17%	6.76%	6.76%	6.91%
S&P MidCap 400 Growth*	62.33%	62.62%	62.69%	5.50%	5.49%	5.63%	2.85%	2.85%	3.07%
S&P MidCap 400 Value*	65.04%	65.38%	65.50%	4.44%	4.46%	4.59%	9.14%	9.14%	9.34%

	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	63.71%	63.97%	64.07%	28.05%	28.14%	28.65%	90.62%	90.52%	93.19%
S&P MidCap 400 Growth*	62.33%	62.62%	62.69%	30.67%	30.64%	31.49%	31.35%	31.26%	33.98%
S&P MidCap 400 Value*	65.04%	65.38%	65.50%	24.27%	24.37%	25.13%	133.39%	133.27%	137.50%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets). The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the MidCap 400 Fund was 63.71%, while the total return for the Index was 64.07%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.03%

Financial	19.11

Industrial	17.22

Consumer Cyclical	13.06

Technology	9.05

Energy	5.83

Utilities	5.68

Basic Materials	5.19

Communications	4.66

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Vertex Pharmaceuticals Inc.	0.84%

Cree Inc.	0.76

New York Community Bancorp Inc.	0.73

Newfield Exploration Co.	0.71

Lubrizol Corp.	0.64

Joy Global Inc.	0.60

Cerner Corp.	0.59

CarMax Inc.	0.57

Edwards Lifesciences Corp.	0.57

Henry Schein Inc.	0.55

TOTAL	6.56%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 62.33%, while the total return for the Growth Index was 62.69%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.94%

Industrial	15.46

Consumer Cyclical	14.38

Technology	13.51

Financial	10.79

Communications	7.29

Energy	6.83

Basic Materials	5.27

Utilities	1.38

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

Cree Inc.	1.53%

Newfield Exploration Co.	1.42

Lubrizol Corp.	1.29

Joy Global Inc.	1.20

Cerner Corp.	1.19

CarMax Inc.	1.15

Edwards Lifesciences Corp.	1.15

Bucyrus International Inc.	1.10

Dollar Tree Inc.	1.07

F5 Networks Inc.	1.01

TOTAL	12.11%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 IndexTM and consists of those stocks in the S&P MidCap 400 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 65.04%, while the total return for the Value Index was 65.50%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets

Financial	27.34%

Industrial	18.97

Consumer Non-Cyclical	15.13

Consumer Cyclical	11.76

Utilities	9.97

Basic Materials	5.15

Energy	4.83

Technology	4.65

Communications	2.02

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
New York Community Bancorp Inc.	1.46%

Everest Re Group Ltd.	0.98

Avnet Inc.	0.92

Manpower Inc.	0.91

BorgWarner Inc.	0.91

NVR Inc.	0.90

Vertex Pharmaceuticals Inc.	0.85

URS Corp.	0.85

Ashland Inc.	0.84

AMB Property Corp.	0.83

TOTAL	9.45%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, mid-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P Composite 1500 Index®. Value-oriented stocks generally outperformed their growth-oriented counterparts during the reporting period.

Within the Index, every sector delivered positive double-digit returns. Financials, which had declined the most during the market downturn of the previous reporting period, posted strong gains. Because it is also the largest sector weighting within the Index, the financials

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

sector was the largest contributor to index returns. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well, as did the information technology sector. The materials sector rebounded sharply. The telecommunication services and consumer staples sectors, the two smallest weightings within the Index, contributed modestly, although both sectors enjoyed sound returns.

Within the Growth Index, all sectors achieved double-digit positive returns. The two largest sector weightings, the consumer discretionary and information technology sectors, made the largest sector contributions to index returns. The industrials, health care, and energy sectors also contributed meaningfully to performance. The financials and consumer discretionary sectors both experienced healthy returns. The utilities and telecommunication services sectors, which together accounted for approximately 2% of the Growth Index at period-end, contributed only slightly to performance.

Within the Value Index, the largest contributor to performance by far was the financials sector, which experienced robust gains and represented approximately 28% of the Value Index at period-end. The economically sensitive industrials and consumer discretionary sectors delivered strong returns, as did the information technology and materials sectors. Consumer staples and telecommunication services both contributed modest results.

All of the MidCap 400 Fund’s ten largest holdings delivered strong returns for the reporting period. Cree Inc., the MidCap 400 Fund’s second largest holding, manufactures LED components and delivered triple-digit returns as it benefited from a surge in demand during the period. Lubrizol Corp., which produces industrial lubricants, and mining equipment company Joy Global Inc. both experienced robust gains, as did oil and gas company Newfield Exploration Co. CarMax Inc. also posted strong gains.

Among the Growth Fund’s ten largest holdings, mining equipment company Bucyrus International Inc. experienced the sharpest share price gain, as prices and demand for minerals rebounded. LED component maker Cree Inc., networking company F5 Networks Inc., and mining equipment company Joy Global Inc. all delivered triple-digit returns, as did oil and gas company Newfield Exploration Co. Dollar Tree Inc. logged relatively moderate gains.

All of the Value Fund’s ten largest holdings gained for the reporting period. Specialty chemicals company Ashland Inc. experienced a sharp rebound in share price. AMB Property Corp. and BorgWarner Inc. also performed well, as did temporary staffing company Manpower Inc. Reinsurance company Everest Re Group Ltd. posted more moderate gains.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	63.74%	64.34%	64.00%	3.36%	3.43%	3.48%	7.28%	7.27%	7.42%
S&P SmallCap 600 Growth*	61.44%	61.87%	61.74%	3.57%	3.63%	3.68%	4.54%	4.54%	4.73%
S&P SmallCap 600 Value*	66.02%	66.49%	66.28%	3.04%	3.11%	3.18%	8.06%	8.05%	8.26%

	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	63.74%	64.34%	64.00%	17.97%	18.38%	18.63%	99.95%	99.85%	102.53%
S&P SmallCap 600 Growth*	61.44%	61.87%	61.74%	19.19%	19.51%	19.81%	53.75%	53.71%	56.42%
S&P SmallCap 600 Value*	66.02%	66.49%	66.28%	16.16%	16.54%	16.96%	111.92%	111.68%	115.76%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets). The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the SmallCap 600 Fund was 63.74%, while the total return for the Index was 64.00%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.66%

Industrial	17.62

Financial	17.47

Consumer Cyclical	17.31

Technology	10.65

Communications	5.31

Energy	4.77

Basic Materials	3.75

Utilities	3.35

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Skyworks Solutions Inc.	0.63%

MEDNAX Inc.	0.63

Varian Semiconductor Equipment Associates Inc.	0.56

Gardner Denver Inc.	0.53

Oil States International Inc.	0.52

St. Mary Land & Exploration Co.	0.50

Tractor Supply Co.	0.48

Salix Pharmaceuticals Ltd.	0.47

Live Nation Entertainment Inc.	0.47

Piedmont Natural Gas Co.	0.46

TOTAL	5.25%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 61.44%, while the total return for the Growth Index was 61.74%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.69%

Consumer Cyclical	17.82

Technology	15.44

Industrial	13.78

Financial	12.11

Communications	7.04

Energy	6.28

Basic Materials	3.19

Utilities	0.57

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Skyworks Solutions Inc.	1.27%

MEDNAX Inc.	1.26

Gardner Denver Inc.	1.06

Oil States International Inc.	1.04

St. Mary Land & Exploration Co.	1.01

Salix Pharmaceuticals Ltd.	0.95

Cypress Semiconductor Corp.	0.86

Dril-Quip Inc.	0.85

Deckers Outdoor Corp.	0.82

Cooper Companies Inc. (The)	0.81

TOTAL	9.93%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Growth Fund was 66.02%, while the total return for the Growth Index was 66.28%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	22.73%

Industrial	21.42

Consumer Cyclical	16.84

Consumer Non-Cyclical	15.71

Utilities	6.10

Technology	5.94

Basic Materials	4.28

Communications	3.59

Energy	3.31

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Live Nation Entertainment Inc.	0.94%

Piedmont Natural Gas Co.	0.92

ProAssurance Corp.	0.87

Acuity Brands Inc.	0.84

AMERIGROUP Corp.	0.77

EMCOR Group Inc.	0.74

East West Bancorp Inc.	0.73

Moog Inc. Class A	0.73

Casey’s General Stores Inc.	0.73

World Fuel Services Corp.	0.72

TOTAL	7.99%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, small-capitalization stocks slightly underperformed their mid-cap peers but outperformed larger capitalization shares. Small-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P Composite 1500 Index®. Value-oriented stocks generally outperformed their growth counterparts during the reporting period.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Within the Index, nine of the ten sectors delivered strong positive returns for the reporting period. The consumer discretionary and information technology sectors were key contributors to index returns, as was the industrials sector. The energy sector rebounded sharply to post triple-digit returns, although it only represented a small portion of the Index at period-end. The telecommunication services sector declined, but at less than 1% of the Index, its negative results had a negligible impact on index performance.

Within the Growth Index, seven sectors achieved double-digit positive returns. Two of the largest sectors within the Growth Index, information technology and consumer discretionary, made the largest sector contributions to index returns. The industrials and health care sectors also added meaningfully to performance. The energy sector experienced triple-digit returns, although it represented only a small portion of the Growth Index at period-end. The telecommunication services sector declined, although at less than 1% of the Growth Index, its negative results had only a slight impact on performance.

Within the Value Index, all ten sectors posted gains. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, rebounded strongly during the reporting period. As two of the larger sector weightings in the Value Index, both sectors were key contributors to performance. The Value Index’s largest sector weighting, financials, which had declined the most during the market downturn of the previous reporting period, also delivered strong returns. Telecommunication services registered the smallest sector return.

Among the SmallCap 600 Fund’s ten largest holdings, performance was positive for the reporting period. Live Nation Entertainment Inc. experienced strong triple-digit gains, as did Salix Pharmaceuticals Ltd. Oil and gas companies Oil States International Inc. and St. Mary Land & Exploration Co. both rebounded sharply amid increased demand. Gardner Denver Inc. and Skyworks Solutions Inc. delivered solid returns.

Among the Growth Fund’s ten largest holdings, Salix Pharmaceuticals Ltd. delivered the strongest gain, followed by oil and gas companies Oil States International Inc. and St. Mary Land & Exploration Co., both of which rebounded sharply amid increased demand. Gardner Denver Inc. and Deckers Outdoor Corp. also posted triple-digit returns.

Among the Value Fund’s ten largest holdings, Live Nation Entertainment Inc. experienced strong triple-digit gains. Acuity Brands Inc. and World Fuel Services Corp. also posted strong results. Piedmont Natural Gas Co. and East West Bancorp Inc. generated relatively modest gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.00%	51.58%	51.35%	2.08%	2.07%	2.24%	2.70%	2.69%	2.87%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.00%	51.58%	51.35%	10.82%	10.79%	11.72%	17.98%	17.85%	19.18%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.21%

Financial	16.68

Technology	12.59

Industrial	11.38

Communications	10.54

Energy	10.42

Consumer Cyclical	9.31

Utilities	3.46

Basic Materials	3.23

Diversified	0.04

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.64%

Microsoft Corp.	1.86

Apple Inc.	1.78

General Electric Co.	1.62

Procter & Gamble Co. (The)	1.53

Johnson & Johnson	1.50

Bank of America Corp.	1.49

JPMorgan Chase & Co.	1.48

International Business Machines Corp.	1.39

Wells Fargo & Co.	1.34

TOTAL	16.63%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index® (the “Index”). The Index is comprised of the S&P 500®, S&P MidCap 400 IndexTM and S&P SmallCap 600 IndexTM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 51.00%, while the total return for the Index was 51.35%.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts during the reporting period.

Within the Index, every sector delivered double-digit positive returns for the reporting period. The information technology sector, the largest sector representation in the Index at nearly 19% at period-end, experienced solid gains. Financials, which had declined the most during the market downturn of the previous reporting period, posted the strongest gains and contributed significantly to positive index returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The materials sector rebounded soundly, although it represented only a small portion of the Index at period-end. The telecommunication services and utilities sectors contributed relatively modest returns.

For the reporting period, all of the Fund’s ten largest holdings delivered positive returns. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded to post robust gains. Technology companies Apple Inc. and Microsoft Corp. both logged strong results. Exxon Mobil Corp., the Fund’s largest holding, delivered a small gain.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
86.53%	85.73%	91.88%	(0.42)%	(0.49)%	(0.48)%	(1.27)%	(1.47)%	(1.45)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector	Percentage of Net Assets
Financial	91.45%

Consumer Cyclical	4.69

Consumer Non-Cyclical	2.37

Utilities	0.82

Short-Term and Other Net Assets	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Ford Motor Co. Captial Trust II, 6.50%	4.69%

Wells Fargo Capital IV, 7.00%	4.17

Barclays Bank PLC Series 5, 8.13%	4.05

National City Capital Trust II, 6.63%	3.65

Bank of America Corp. Series H, 8.20%	3.49

Deutsche Bank Capital Funding Trust VIII, 6.38%	3.35

Bank of America Corp., 8.63%	3.28

JPMorgan Chase Capital XXVI, 8.00%	3.02

MetLife Inc., 6.50%	2.96

JPMorgan Chase & Co. Series J, 8.63%	2.46

TOTAL	35.12%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market LLC, and includes preferred stocks with market capitalizations over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 86.53%, while the total return for the Index was 91.88%.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

As represented by the Index, preferred stocks produced outsized returns for the reporting period, handily outpacing the broad U.S. equity market. Because they have characteristics of both equity securities and debt instruments, preferred stocks tend to have some degree of credit sensitivity, so the improving credit conditions during the reporting period had a favorable impact on their performance. In addition, financial companies comprised nearly 90% of the Index as of March 31, 2010, and the recovering financial sector performed very well during the reporting period. The relatively high dividend yields of preferred shares also added value during the period.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.10%	37.07%	37.52%	7.40%	7.46%	7.62%	(0.96)%	(0.97)%	(0.64)%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.10%	37.07%	37.52%	42.88%	43.27%	44.34%	(8.45)%	(8.50)%	(5.73)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry	Percentage of Net Assets
Biotechnology	49.68%

Pharmaceuticals	48.02

Health Care - Products	1.98

Commercial Services	0.16

Distribution & Wholesale	0.10

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Amgen Inc.	9.52%

Teva Pharmaceutical Industries Ltd. SP ADR	7.87

Gilead Sciences Inc.	7.12

Celgene Corp.	6.24

Vertex Pharmaceuticals Inc.	3.88

Biogen Idec Inc.	3.01

Perrigo Co.	2.65

Alexion Pharmaceuticals Inc.	2.55

Mylan Inc.	2.47

Dendreon Corp.	2.42

TOTAL	47.73%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by NASDAQ®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 37.10%, while the total return for the Index was 37.52%.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts during the reporting period.

The health care sector, which is generally somewhat defensive during economic downturns, contracted less than companies in other sectors during the recent economic recession. During the reporting period, the sector delivered solid gains, but did not experience the dramatic rebound that economically sensitive sectors participated in. Within the biotechnology industry in particular, innovative drug developments and new partnerships boosted stock prices of many companies. Some biotechnology companies, however, suffered from generic competition and new product pipeline concerns.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Among the Fund’s ten largest holdings, performance was mostly positive for the reporting period. Dendreon Corp., which produces therapeutics to enhance cancer treatment options, was the strongest performer by far among the ten largest holdings. Pharmaceutical-related companies Perrigo Co., Vertex Pharmaceuticals Inc., and Teva Pharmaceutical Industries Ltd. all delivered sound gains. Biopharmaceutical company Gilead Sciences Inc. was the only holding among the top ten to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value ( 3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
S&P 100
Actual	$1,000.00	$1,106.40	0.20%	$1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400
Actual	1,000.00	1,150.50	0.20	1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,154.60	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	1,145.60	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value ( 3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
S&P SmallCap 600
Actual	$1,000.00	$1,141.00	0.20%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,134.50	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	1,146.70	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
S&P 1500
Actual	1,000.00	1,119.80	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	1,111.90	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
Nasdaq Biotechnology
Actual	1,000.00	1,117.60	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	23

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

AEROSPACE & DEFENSE – 3.01%
Boeing Co. (The)	295,906	$21,485,735
General Dynamics Corp.	150,632	11,628,790
Lockheed Martin Corp.	123,197	10,252,454
Raytheon Co.	147,932	8,449,876
United Technologies Corp.	366,041	26,944,278

		78,761,133

AGRICULTURE – 2.68%
Altria Group Inc.	813,290	16,688,711
Monsanto Co.	213,314	15,234,886
Philip Morris International Inc.	735,260	38,351,162

		70,274,759

APPAREL – 0.43%
Nike Inc. Class B	152,132	11,181,702

		11,181,702

AUTO MANUFACTURERS – 0.63%
Ford Motor Co.[a,b]	1,316,691	16,550,806

		16,550,806

BANKS – 6.51%
Bank of America Corp.	3,921,391	69,996,829
Bank of New York Mellon Corp. (The)	472,309	14,584,902
Regions Financial Corp.	465,952	3,657,723
U.S. Bancorp	747,927	19,356,351
Wells Fargo & Co.[b]	2,025,105	63,021,268

		170,617,073

BEVERAGES – 3.50%
Coca-Cola Co. (The)	901,058	49,558,190
PepsiCo Inc.	638,802	42,263,140

		91,821,330

BIOTECHNOLOGY – 0.87%
Amgen Inc.[a]	382,814	22,876,965

		22,876,965

CHEMICALS – 1.01%
Dow Chemical Co. (The)	449,671	13,296,771
E.I. du Pont de Nemours and Co.	353,120	13,150,189

		26,446,960

Security	Shares	Value
COMMERCIAL SERVICES – 0.37%
MasterCard Inc. Class A	37,691	$9,573,514

		9,573,514

COMPUTERS – 8.47%
Apple Inc.[a]	354,452	83,271,408
Dell Inc.[a]	671,880	10,084,919
EMC Corp.[a]	802,443	14,476,072
Hewlett-Packard Co.	920,190	48,908,099
International Business Machines Corp.	507,775	65,122,144

		221,862,642

COSMETICS & PERSONAL CARE – 3.59%
Avon Products Inc.	167,497	5,673,123
Colgate-Palmolive Co.	193,016	16,456,544
Procter & Gamble Co. (The)	1,135,367	71,834,670

		93,964,337

DIVERSIFIED FINANCIAL SERVICES – 6.92%
American Express Co.	467,820	19,302,253
Capital One Financial Corp.	177,564	7,352,925
Citigroup Inc.[a]	7,680,786	31,107,183
Goldman Sachs Group Inc. (The)	205,714	35,100,980
JPMorgan Chase & Co.	1,552,997	69,496,616
Morgan Stanley	546,540	16,008,157
NYSE Euronext Inc.	101,979	3,019,598

		181,387,712

ELECTRIC – 1.31%
American Electric Power Co. Inc.	187,319	6,402,563
Entergy Corp.	74,090	6,027,222
Exelon Corp.	257,482	11,280,286
Southern Co.	320,615	10,631,593

		34,341,664

FOOD – 1.24%
Campbell Soup Co.	73,069	2,582,989
H.J. Heinz Co.	123,779	5,645,560
Kraft Foods Inc. Class A	678,859	20,528,696
Sara Lee Corp.	273,466	3,809,381

		32,566,626

FOREST PRODUCTS & PAPER – 0.14%
Weyerhaeuser Co.	82,885	3,752,204

		3,752,204

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2010

Security	Shares	Value
HEALTH CARE - PRODUCTS – 3.94%
Baxter International Inc.	235,586	$13,711,105
Johnson & Johnson	1,075,685	70,134,662
Medtronic Inc.	431,831	19,445,350

		103,291,117

HEALTH CARE - SERVICES – 0.56%
UnitedHealth Group Inc.	452,494	14,782,979

		14,782,979

INSURANCE – 2.80%
Allstate Corp. (The)	210,408	6,798,282
Berkshire Hathaway Inc. Class Ba	646,888	52,572,588
MetLife Inc.	319,931	13,865,810

		73,236,680

INTERNET – 2.74%
Amazon.com Inc.[a]	133,821	18,163,524
Google Inc. Class Aa	94,467	53,563,734

		71,727,258

MACHINERY – 0.59%
Caterpillar Inc.	244,212	15,348,724

		15,348,724

MANUFACTURING – 4.30%
General Electric Co.	4,170,696	75,906,667
Honeywell International Inc.	298,882	13,530,388
3M Co.	278,209	23,249,926

		112,686,981

MEDIA – 2.83%
Comcast Corp. Class A	1,109,233	20,875,765
News Corp. Class A NVS	880,086	12,682,039
Time Warner Inc.	449,644	14,060,368
Walt Disney Co. (The)	758,147	26,466,912

		74,085,084

MINING – 0.75%
Alcoa Inc.	397,211	5,656,285
Freeport-McMoRan Copper & Gold Inc.	168,313	14,060,868

		19,717,153

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.	529,888	5,166,408

		5,166,408

Security	Shares	Value
OIL & GAS – 9.58%
Chevron Corp.	785,050	$59,530,342
ConocoPhillips	581,197	29,739,850
Devon Energy Corp.	174,663	11,253,537
Exxon Mobil Corp.	1,845,474	123,609,849
Occidental Petroleum Corp.	317,396	26,832,658

		250,966,236

OIL & GAS SERVICES – 2.01%
Baker Hughes Inc.[b]	121,448	5,688,624
Halliburton Co.	353,759	10,658,759
National Oilwell Varco Inc.	164,061	6,657,595
Schlumberger Ltd.	467,752	29,683,542

		52,688,520

PHARMACEUTICALS – 6.32%
Abbott Laboratories	606,933	31,973,230
Bristol-Myers Squibb Co.	670,079	17,891,109
Gilead Sciences Inc.[a]	353,133	16,060,489
Merck & Co. Inc.	1,217,764	45,483,485
Pfizer Inc.	3,154,670	54,102,591

		165,510,904

PIPELINES – 0.20%
Williams Companies Inc. (The)	228,694	5,282,831

		5,282,831

RETAIL – 6.48%
Costco Wholesale Corp.	171,697	10,252,028
CVS Caremark Corp.	543,571	19,872,956
Home Depot Inc. (The)	664,718	21,503,627
Lowe’s Companies Inc.	575,311	13,945,539
McDonald’s Corp.	420,590	28,061,765
Target Corp.	294,093	15,469,292
Walgreen Co.	384,962	14,278,241
Wal-Mart Stores Inc.	834,058	46,373,625

		169,757,073

SEMICONDUCTORS – 2.29%
Intel Corp.	2,159,269	48,065,328
Texas Instruments Inc.	485,477	11,879,622

		59,944,950

SOFTWARE – 4.83%
Microsoft Corp.	2,982,575	87,299,970
Oracle Corp.	1,527,907	39,251,931

		126,551,901

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 7.03%
AT&T Inc.	2,307,085	$59,615,076
Cisco Systems Inc.[a]	2,238,095	58,257,613
QUALCOMM Inc.	656,941	27,584,953
Sprint Nextel Corp.[a]	1,164,394	4,424,697
Verizon Communications Inc.	1,108,480	34,385,050

		184,267,389

TRANSPORTATION – 1.70%
FedEx Corp.	122,318	11,424,501
Norfolk Southern Corp.	144,273	8,063,418
United Parcel Service Inc. Class B	388,124	24,999,067

		44,486,986

TOTAL COMMON STOCKS
(Cost: $3,179,586,223)		2,615,478,601

SHORT-TERM INVESTMENTS – 1.40%

MONEY MARKET FUNDS – 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	29,848,316	29,848,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	5,404,660	5,404,660
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	1,310,217	1,310,217

		36,563,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,563,193)		36,563,193

TOTAL INVESTMENTS IN SECURITIES – 101.23% (Cost: $3,216,149,416)		2,652,041,794

Other Assets, Less Liabilities – (1.23)%		(32,119,876)

NET ASSETS – 100.00%		$2,619,921,918

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$18,070,617	0.24%

		18,070,617	0.24

AEROSPACE & DEFENSE
Other securities[a]		44,994,854	0.59

		44,994,854	0.59

AGRICULTURE
Other securities[a]		10,042,029	0.13

		10,042,029	0.13

AIRLINES
Other securities[a]		25,756,449	0.34

		25,756,449	0.34

APPAREL
Other securities[a]		89,069,407	1.17

		89,069,407	1.17

AUTO MANUFACTURERS
Other securities[a]		28,044,408	0.37

		28,044,408	0.37

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	907,849	34,661,675	0.46

		34,661,675	0.46

BANKS
Other securities[a]		285,151,481	3.75

		285,151,481	3.75

BEVERAGES
Other securities[a]		50,045,765	0.66

		50,045,765	0.66

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	1,557,267	63,645,502	0.84
Other securities[a]		39,665,989	0.52

		103,311,491	1.36

BUILDING MATERIALS
Other securities[a]		46,245,431	0.61

		46,245,431	0.61

Security	Shares	Value	% of Net Assets
CHEMICALS
Albemarle Corp.	709,076	$30,227,910	0.40%
Ashland Inc.	606,150	31,986,535	0.42
Lubrizol Corp.	530,996	48,702,953	0.64
Terra Industries Inc.	775,144	35,470,589	0.47
Other securities[a]		117,686,602	1.54

		264,074,589	3.47

COAL
Other securities[a]		40,834,405	0.54

		40,834,405	0.54

COMMERCIAL SERVICES
Manpower Inc.	610,850	34,891,752	0.46
Other securities[a]		366,061,490	4.81

		400,953,242	5.27

COMPUTERS
Other securities[a]		163,570,492	2.15

		163,570,492	2.15

COSMETICS & PERSONAL CARE
Other securities[a]		17,374,034	0.23

		17,374,034	0.23

DISTRIBUTION & WHOLESALE
Other securities[a]		76,220,772	1.00

		76,220,772	1.00

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	912,568	30,607,531	0.40
Other securities[a]		123,718,990	1.63

		154,326,521	2.03

ELECTRIC
MDU Resources Group Inc.	1,458,773	31,480,321	0.41
Other securities[a]		236,485,751	3.11

		267,966,072	3.52

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	837,915	34,739,956	0.45
Energizer Holdings Inc.[b]	542,223	34,029,915	0.45
Other securities[a]		23,391,502	0.31

		92,161,373	1.21

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRONICS
Avnet Inc.[b]	1,178,201	$35,346,030	0.46%
Other securities[a]		198,577,173	2.62

		233,923,203	3.08

ENGINEERING & CONSTRUCTION
URS Corp.[b]	652,315	32,361,347	0.43
Other securities[a]		82,963,109	1.09

		115,324,456	1.52

ENTERTAINMENT
Other securities[a]		53,733,704	0.71

		53,733,704	0.71

ENVIRONMENTAL CONTROL
Other securities[a]		37,127,969	0.49

		37,127,969	0.49

FOOD
Other securities[a]		102,318,700	1.35

		102,318,700	1.35

FOREST PRODUCTS & PAPER
Other securities[a]		64,993,792	0.85

		64,993,792	0.85

GAS
Other securities[a]		145,937,993	1.92

		145,937,993	1.92

HAND & MACHINE TOOLS
Other securities[a]		53,056,348	0.70

		53,056,348	0.70

HEALTH CARE - PRODUCTS
Beckman Coulter Inc.	542,508	34,069,502	0.45
Edwards Lifesciences Corp.[b]	439,157	43,423,844	0.57
Henry Schein Inc.[b]	704,130	41,473,257	0.55
Hologic Inc.[b]	2,006,875	37,207,462	0.49
ResMed Inc.[b]	583,535	37,142,003	0.49
Other securities[a]		153,011,791	2.01

		346,327,859	4.56

HEALTH CARE - SERVICES
Covance Inc.[b,c]	498,443	30,599,416	0.40
Other securities[a]		156,043,308	2.06

		186,642,724	2.46

Security	Shares	Value	% of Net Assets
HOME BUILDERS
NVR Inc.[b]	47,492	$34,502,938	0.45%
Other securities[a]		58,339,422	0.77

		92,842,360	1.22

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	548,530	36,724,084	0.48
Other securities[a]		60,443,031	0.80

		97,167,115	1.28

INSURANCE
Everest Re Group Ltd.	460,595	37,275,953	0.49
Reinsurance Group of America Inc.	566,838	29,770,332	0.39
Other securities[a]		283,719,513	3.73

		350,765,798	4.61

INTERNET
Equinix Inc.[b,c]	305,763	29,762,970	0.39
F5 Networks Inc.[b]	617,353	37,973,383	0.50
Other securities[a]		60,800,814	0.80

		128,537,167	1.69

INVESTMENT COMPANIES
Other securities[a]		17,400,166	0.23

		17,400,166	0.23

IRON & STEEL
Other securities[a]		66,385,448	0.87

		66,385,448	0.87

LEISURE TIME
Other securities[a]		26,138,058	0.34

		26,138,058	0.34

LODGING
Other securities[a]		4,215,816	0.06

		4,215,816	0.06

MACHINERY
Bucyrus International Inc.	627,925	41,436,771	0.55
Joy Global Inc.	799,246	45,237,324	0.60
Other securities[a]		127,527,837	1.67

		214,201,932	2.82

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[a]		$214,519,260	2.82%

		214,519,260	2.82

MEDIA
Other securities[a]		19,931,720	0.26

		19,931,720	0.26

METAL FABRICATE & HARDWARE
Other securities[a]		52,743,091	0.69

		52,743,091	0.69

OFFICE FURNISHINGS
Other securities[a]		17,145,685	0.23

		17,145,685	0.23

OIL & GAS
Cimarex Energy Co.	650,982	38,655,311	0.51
Newfield Exploration Co.[b]	1,031,631	53,696,394	0.71
Plains Exploration & Production Co.[b]	1,082,443	32,462,466	0.43
Pride International Inc.[b]	1,363,296	41,048,843	0.54
Other securities[a]		124,360,411	1.63

		290,223,425	3.82

OIL & GAS SERVICES
Other securities[a]		79,925,863	1.05

		79,925,863	1.05

PACKAGING & CONTAINERS
Other securities[a]		70,820,374	0.93

		70,820,374	0.93

PHARMACEUTICALS
Perrigo Co.[c]	624,704	36,682,619	0.48
Other securities[a]		170,657,209	2.25

		207,339,828	2.73

PIPELINES
National Fuel Gas Co.	629,809	31,836,845	0.42

		31,836,845	0.42

REAL ESTATE
Other securities[a]		23,734,588	0.31

		23,734,588	0.31

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	1,158,579	$31,559,692	0.42%
Federal Realty Investment Trust	474,375	34,539,244	0.45
Liberty Property Trust	875,697	29,721,156	0.39
Nationwide Health Properties Inc.	911,795	32,049,594	0.42
SL Green Realty Corp.	604,331	34,610,036	0.46
Other securities[a]		345,040,796	4.54

		507,520,518	6.68

RETAIL
Advance Auto Parts Inc.	716,413	30,032,033	0.40
American Eagle Outfitters Inc.	1,613,386	29,879,909	0.39
CarMax Inc.[b]	1,730,413	43,467,975	0.57
Dollar Tree Inc.[b,c]	685,319	40,584,591	0.53
PetSmart Inc.	959,529	30,666,547	0.40
Other securities[a]		346,486,312	4.56

		521,117,367	6.85

SAVINGS & LOANS
New York Community Bancorp Inc.	3,363,621	55,634,291	0.73
Other securities[a]		58,241,497	0.77

		113,875,788	1.50

SEMICONDUCTORS
Cree Inc.[b,c]	824,320	57,883,750	0.76
Lam Research Corp.[b]	993,278	37,069,135	0.49
Rovi Corp.[b]	809,034	30,039,432	0.39
Other securities[a]		88,068,385	1.16

		213,060,702	2.80

SOFTWARE
ANSYS Inc.[b]	697,677	30,097,786	0.40
Cerner Corp.[b,c]	527,744	44,889,905	0.59
Sybase Inc.[b,c]	639,617	29,818,945	0.39
Other securities[a]		207,001,981	2.72

		311,808,617	4.10

TELECOMMUNICATIONS
Other securities[a]		187,965,490	2.47

		187,965,490	2.47

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$23,702,719	0.31%

		23,702,719	0.31

TRANSPORTATION
Other securities[a]		123,881,852	1.63

		123,881,852	1.63

TRUCKING & LEASING
Other securities[a]		10,261,055	0.13

		10,261,055	0.13

WATER
Other securities[a]		18,577,464	0.24

		18,577,464	0.24

TOTAL COMMON STOCKS
(Cost: $7,142,408,789)		7,589,907,966	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	560,266,561	560,266,561	7.37
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	101,447,948	101,447,948	1.33
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	6,419,887	6,419,887	0.09

		668,134,396	8.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,134,396)		668,134,396	8.79

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,810,543,185)		8,258,042,362	108.62

Other Assets, Less Liabilities		(655,577,092)	(8.62)

NET ASSETS		$7,602,465,270	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,816,165	0.38%

		9,816,165	0.38

AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	547,368	16,667,356	0.64
Other securities[a]		8,036,830	0.31

		24,704,186	0.95

APPAREL
Other securities[a]		42,828,815	1.64

		42,828,815	1.64

AUTO MANUFACTURERS
Oshkosh Corp.[b]	479,453	19,341,134	0.74

		19,341,134	0.74

BANKS
Other securities[a]		25,134,252	0.96

		25,134,252	0.96

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	187,296	18,133,999	0.69
Hansen Natural Corp.[b]	377,668	16,383,238	0.63

		34,517,237	1.32

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	526,367	21,512,619	0.83
Other securities[a]		13,843,254	0.53

		35,355,873	1.36

BUILDING MATERIALS
Other securities[a]		12,629,889	0.48

		12,629,889	0.48

CHEMICALS
Lubrizol Corp.	366,124	33,580,893	1.29
Terra Industries Inc.	534,532	24,460,184	0.94
Other securities[a]		24,584,588	0.94

		82,625,665	3.17

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	281,426	18,008,450	0.69
Hewitt Associates Inc. Class Ab	448,085	17,824,821	0.68

Security	Shares	Value	% of Net Assets
ITT Educational Services Inc.[b,c]	159,429	$17,932,574	0.69%
Lender Processing Services Inc.	503,311	18,999,990	0.73
Strayer Education Inc.[c]	74,749	18,202,876	0.70
Other securities[a]		69,403,748	2.66

		160,372,459	6.15

COMPUTERS
FactSet Research Systems Inc.[c]	224,561	16,476,041	0.63
Other securities[a]		40,220,292	1.54

		56,696,333	2.17

COSMETICS & PERSONAL CARE
Other securities[a]		3,716,098	0.14

		3,716,098	0.14

DISTRIBUTION & WHOLESALE
Other securities[a]		15,376,012	0.59

		15,376,012	0.59

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	226,809	17,917,911	0.69
Eaton Vance Corp.	629,338	21,107,997	0.81
Waddell & Reed Financial Inc. Class A	457,084	16,473,307	0.63
Other securities[a]		24,034,820	0.92

		79,534,035	3.05

ELECTRIC
Other securities[a]		10,639,447	0.41

		10,639,447	0.41

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	577,831	23,956,873	0.92
Other securities[a]		20,916,043	0.80

		44,872,916	1.72

ELECTRONICS
Mettler-Toledo International Inc.[b]	180,892	19,753,406	0.76
Other securities[a]		75,851,452	2.91

		95,604,858	3.67

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$29,818,692	1.14%

		29,818,692	1.14

ENVIRONMENTAL CONTROL
Other securities[a]		8,030,216	0.31

		8,030,216	0.31

FOOD
Other securities[a]		5,657,167	0.22

		5,657,167	0.22

FOREST PRODUCTS & PAPER
Other securities[a]		17,374,956	0.67

		17,374,956	0.67

GAS
Other securities[a]		29,509,078	1.13

		29,509,078	1.13

HAND & MACHINE TOOLS
Other securities[a]		13,873,899	0.53

		13,873,899	0.53

HEALTH CARE - PRODUCTS
Edwards Lifesciences Corp.[b]	302,868	29,947,588	1.15
IDEXX Laboratories Inc.[b]	310,900	17,892,295	0.69
ResMed Inc.[b]	402,546	25,622,053	0.98
Other securities[a]		100,153,803	3.84

		173,615,739	6.66

HEALTH CARE - SERVICES
Community Health Systems Inc.[b]	498,489	18,409,199	0.71
Covance Inc.[b]	343,857	21,109,381	0.81
Other securities[a]		45,752,253	1.75

		85,270,833	3.27

HOME BUILDERS
Other securities[a]		1,740,174	0.07

		1,740,174	0.07

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	337,736	16,285,630	0.62
Other securities[a]		27,830,648	1.07

		44,116,278	1.69

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$15,510,259	0.60%

		15,510,259	0.60

INTERNET
Equinix Inc.[b,c]	210,852	20,524,334	0.79
F5 Networks Inc.[b]	425,677	26,183,392	1.01
Netflix Inc.[b,c]	226,456	16,698,865	0.64
Other securities[a]		16,516,790	0.63

		79,923,381	3.07

INVESTMENT COMPANIES
Other securities[a]		3,942,125	0.15

		3,942,125	0.15

IRON & STEEL
Reliance Steel & Aluminum Co.	343,688	16,919,760	0.65
Steel Dynamics Inc.	1,158,005	20,230,347	0.78

		37,150,107	1.43

LEISURE TIME
Other securities[a]		18,046,561	0.69

		18,046,561	0.69

MACHINERY
Bucyrus International Inc.	433,149	28,583,503	1.10
Joy Global Inc.	551,245	31,200,467	1.20
Other securities[a]		37,078,224	1.42

		96,862,194	3.72

MANUFACTURING
Other securities[a]		44,036,278	1.69

		44,036,278	1.69

MEDIA
Other securities[a]		5,759,746	0.22

		5,759,746	0.22

METAL FABRICATE & HARDWARE
Other securities[a]		8,867,614	0.34

		8,867,614	0.34

OFFICE FURNISHINGS
Other securities[a]		3,486,240	0.13

		3,486,240	0.13

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
OIL & GAS
Newfield Exploration Co.[b]	711,514	$37,034,304	1.42%
Plains Exploration & Production Co.[b]	746,468	22,386,575	0.86
Pride International Inc.[b]	582,936	17,552,203	0.67
Other securities[a]		53,066,643	2.04

		130,039,725	4.99

OIL & GAS SERVICES
Oceaneering International Inc.[b]	294,131	18,674,377	0.72
Other securities[a]		20,570,021	0.79

		39,244,398	1.51

PACKAGING & CONTAINERS
Other securities[a]		21,239,779	0.81

		21,239,779	0.81

PHARMACEUTICALS
OSI Pharmaceuticals Inc.[b]	312,259	18,595,023	0.71
Perrigo Co.	430,814	25,297,398	0.97
Other securities[a]		63,695,327	2.45

		107,587,748	4.13

REAL ESTATE
Jones Lang LaSalle Inc.	224,700	16,378,383	0.63

		16,378,383	0.63

REAL ESTATE INVESTMENT TRUSTS
SL Green Realty Corp.	416,788	23,869,449	0.92
Other securities[a]		116,865,716	4.48

		140,735,165	5.40

RETAIL
CarMax Inc.[b]	1,193,438	29,979,163	1.15
Chipotle Mexican Grill Inc.[b]	168,992	19,040,329	0.73
Dollar Tree Inc.[b,c]	472,649	27,990,274	1.07
Other securities[a]		167,573,244	6.43

		244,583,010	9.38

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Cree Inc.[b,c]	568,218	$39,900,268	1.53%
Rovi Corp.[b]	557,955	20,716,869	0.80
Other securities[a]		47,648,374	1.82

		108,265,511	4.15

SOFTWARE
ANSYS Inc.[b]	481,160	20,757,242	0.80
Cerner Corp.[b]	363,841	30,948,315	1.19
Global Payments Inc.	436,477	19,881,527	0.76
MSCI Inc. Class Ab	562,251	20,297,261	0.78
Sybase Inc.[b,c]	441,094	20,563,802	0.79
Other securities[a]		74,881,201	2.87

		187,329,348	7.19

TELECOMMUNICATIONS
Other securities[a]		94,360,714	3.62

		94,360,714	3.62

TRANSPORTATION
J.B. Hunt Transport Services Inc.	470,369	16,876,840	0.65
Other securities[a]		15,526,262	0.59

		32,403,102	1.24

WATER
Other securities[a]		4,496,093	0.17

		4,496,093	0.17

TOTAL COMMON STOCKS
(Cost: $2,320,562,279)		2,603,019,887	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	160,678,189	160,678,189	6.16
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	29,094,138	29,094,138	1.12

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	2,232,730	$2,232,730	0.08%

		192,005,057	7.36

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,005,057)		192,005,057	7.36

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,512,567,336)		2,795,024,944	107.21

Other Assets, Less Liabilities		(188,056,837)	(7.21)

NET ASSETS		$2,606,968,107	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,060,223	0.10%

		2,060,223	0.10

AEROSPACE & DEFENSE
Other securities[a]		4,930,520	0.24

		4,930,520	0.24
AGRICULTURE
Other securities[a]		5,391,978	0.26

		5,391,978	0.26

AIRLINES
Other securities[a]		13,839,264	0.67

		13,839,264	0.67

APPAREL
Other securities[a]		14,534,489	0.71

		14,534,489	0.71

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	489,179	18,676,854	0.91

		18,676,854	0.91

BANKS
Cullen/Frost Bankers Inc.	251,266	14,020,643	0.68
Other securities[a]		119,917,030	5.83

		133,937,673	6.51

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	428,005	17,492,564	0.85
Other securities[a]		10,558,461	0.51

		28,051,025	1.36

BUILDING MATERIALS
Other securities[a]		15,050,723	0.73

		15,050,723	0.73

CHEMICALS
Ashland Inc.	326,616	17,235,526	0.84
Valspar Corp. (The)	416,401	12,275,501	0.60
Other securities[a]		48,237,012	2.34

		77,748,039	3.78

COAL
Arch Coal Inc.	679,814	15,533,750	0.76
Other securities[a]		6,449,729	0.31

		21,983,479	1.07

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Manpower Inc.	329,148	$18,800,934	0.91%
Other securities[a]		71,762,800	3.49

		90,563,734	4.40

COMPUTERS
Other securities[a]		43,878,185	2.13

		43,878,185	2.13

COSMETICS & PERSONAL CARE
Other securities[a]		6,461,064	0.31

		6,461,064	0.31

DISTRIBUTION & WHOLESALE
Ingram Micro Inc. Class Ab	684,638	12,015,397	0.58
Other securities[a]		17,067,316	0.83

		29,082,713	1.41

DIVERSIFIED FINANCIAL SERVICES
Raymond James Financial Inc.[c]	415,053	11,098,517	0.54
Other securities[a]		9,894,361	0.48

		20,992,878	1.02

ELECTRIC
Alliant Energy Corp.	462,915	15,396,553	0.75
MDU Resources Group Inc.	786,041	16,962,765	0.82
NSTAR	446,903	15,829,304	0.77
NV Energy Inc.	982,668	12,116,296	0.59
OGE Energy Corp.	406,065	15,812,171	0.77
Other securities[a]		60,140,759	2.92

		136,257,848	6.62

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,625,483	0.71

		14,625,483	0.71

ELECTRONICS
Arrow Electronics Inc.[b]	501,403	15,107,272	0.73
Avnet Inc.[b]	634,860	19,045,800	0.92
Other securities[a]		17,205,354	0.84

		51,358,426	2.49

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
AECOM Technology Corp.[b]	476,869	$13,528,774	0.66%
KBR Inc.	671,431	14,878,911	0.72
Shaw Group Inc. (The)[b]	349,850	12,041,837	0.58
URS Corp.[b]	351,489	17,437,369	0.85
Other securities[a]		4,261,927	0.21

		62,148,818	3.02

ENTERTAINMENT
Other securities[a]		5,667,726	0.28

		5,667,726	0.28

ENVIRONMENTAL CONTROL
Other securities[a]		13,750,341	0.67

		13,750,341	0.67

FOOD
Corn Products International Inc.	314,234	10,891,350	0.53
Ralcorp Holdings Inc.[b]	229,065	15,526,026	0.75
Smithfield Foods Inc.[b]	591,423	12,266,113	0.60
Other securities[a]		12,034,187	0.58

		50,717,676	2.46

FOREST PRODUCTS & PAPER
Other securities[a]		21,468,447	1.04

		21,468,447	1.04

GAS
AGL Resources Inc.	324,468	12,540,688	0.61
Atmos Energy Corp.	389,376	11,124,472	0.54
UGI Corp.	455,510	12,089,235	0.59
Other securities[a]		26,629,161	1.29

		62,383,556	3.03

HAND & MACHINE TOOLS
Other securities[a]		17,777,952	0.86

		17,777,952	0.86

HEALTH CARE - PRODUCTS
Hologic Inc.[b]	627,263	11,629,456	0.56
Other securities[a]		39,319,353	1.91

		50,948,809	2.47

HEALTH CARE - SERVICES
Other securities[a]		33,948,724	1.65

		33,948,724	1.65

Security	Shares	Value	% of Net Assets
HOME BUILDERS
NVR Inc.[b]	25,583	$18,586,049	0.90%
Toll Brothers Inc.[b]	587,240	12,214,592	0.59
Other securities[a]		17,925,437	0.88

		48,726,078	2.37

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,882,893	0.87

		17,882,893	0.87

INSURANCE
Everest Re Group Ltd.	248,189	20,085,936	0.98
Fidelity National Financial Inc. Class A	964,041	14,287,088	0.69
First American Corp.	433,040	14,654,074	0.71
HCC Insurance Holdings Inc.	479,512	13,234,531	0.64
Old Republic International Corp.	1,007,111	12,770,168	0.62
Reinsurance Group of America Inc.	305,426	16,040,974	0.78
W.R. Berkley Corp.	537,096	14,012,835	0.68
Other securities[a]		71,760,043	3.49

		176,845,649	8.59

INTERNET
Other securities[a]		6,804,589	0.33

		6,804,589	0.33

INVESTMENT COMPANIES
Other securities[a]		6,280,944	0.30

		6,280,944	0.30
IRON & STEEL
Other securities[a]		6,727,775	0.33

		6,727,775	0.33

LODGING
Other securities[a]		2,287,141	0.11

		2,287,141	0.11

MACHINERY
AGCO Corp.[b]	386,854	13,876,453	0.67
Other securities[a]		25,818,467	1.26

		39,694,920	1.93

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MANUFACTURING
Pentair Inc.	411,480	$14,656,918	0.71%
Other securities[a]		66,563,115	3.23

		81,220,033	3.94

MEDIA
Other securities[a]		6,233,374	0.30

		6,233,374	0.30

METAL FABRICATE & HARDWARE
Other securities[a]		21,516,563	1.05

		21,516,563	1.05

OFFICE FURNISHINGS
Other securities[a]		6,549,396	0.32

		6,549,396	0.32

OIL & GAS
Cimarex Energy Co.	189,359	11,244,137	0.55
Other securities[a]		43,528,791	2.11

		54,772,928	2.66

OIL & GAS SERVICES
Other securities[a]		12,419,063	0.60

		12,419,063	0.60

PACKAGING & CONTAINERS
Sonoco Products Co.	419,503	12,916,497	0.63
Other securities[a]		8,668,488	0.42

		21,584,985	1.05

PHARMACEUTICALS
Omnicare Inc.	503,282	14,237,848	0.69
Other securities[a]		13,472,002	0.66

		27,709,850	1.35

PIPELINES
Other securities[a]		10,294,103	0.50

		10,294,103	0.50

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	624,281	17,005,414	0.83
Duke Realty Corp.	938,248	11,634,275	0.57
Hospitality Properties Trust	516,262	12,364,475	0.60
Other securities[a]		122,563,528	5.94

		163,567,692	7.94

Security	Shares	Value	% of Net Assets
RETAIL
Other securities[a]		$89,767,747	4.36%

		89,767,747	4.36

SAVINGS & LOANS
First Niagara Financial Group Inc.	788,817	11,216,978	0.55
New York Community Bancorp Inc.	1,812,545	29,979,494	1.46
Other securities[a]		20,131,423	0.97

		61,327,895	2.98

SEMICONDUCTORS
Lam Research Corp.[b]	305,105	11,386,519	0.55
Other securities[a]		18,858,195	0.92

		30,244,714	1.47

SOFTWARE
Other securities[a]		21,699,845	1.05

		21,699,845	1.05

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	385,487	13,048,735	0.64
Other securities[a]		13,416,158	0.65

		26,464,893	1.29

TEXTILES
Mohawk Industries Inc.[b]	234,920	12,774,950	0.62

		12,774,950	0.62

TRANSPORTATION
Kansas City Southern Industries Inc.[b]	403,859	14,607,580	0.71
Other securities[a]		26,840,681	1.30

		41,448,261	2.01

TRUCKING & LEASING
Other securities[a]		5,517,618	0.27

		5,517,618	0.27

WATER
Other securities[a]		6,505,415	0.32

		6,505,415	0.32

TOTAL COMMON STOCKS
(Cost: $2,049,868,540)		2,055,105,961	99.82

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	72,445,194	$72,445,194	3.52%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	13,117,713	13,117,713	0.64
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	1,745,526	1,745,526	0.08

		87,308,433	4.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,308,433)		87,308,433	4.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,137,176,973)		2,142,414,394	104.06

Other Assets, Less Liabilities		(83,637,631)	(4.06)

NET ASSETS		$2,058,776,763	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,543,914	0.18%

		10,543,914	0.18

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	634,189	22,069,777	0.36
Moog Inc. Class Ab	628,597	22,264,906	0.37
Other securities[a]		104,209,982	1.73

		148,544,665	2.46

AGRICULTURE
Other securities[a]		14,741,922	0.24

		14,741,922	0.24

AIRLINES
Other securities[a]		23,174,555	0.38

		23,174,555	0.38

APPAREL
Carter’s Inc.[b]	815,200	24,578,280	0.41
Deckers Outdoor Corp.[b]	178,350	24,612,300	0.41
Gymboree Corp.[b]	415,194	21,436,466	0.35
Other securities[a]		113,561,922	1.88

		184,188,968	3.05

AUTO PARTS & EQUIPMENT
Other securities[a]		15,081,306	0.25

		15,081,306	0.25

BANKS
East West Bancorp Inc.	1,277,941	22,261,732	0.37
Umpqua Holdings Corp.	1,586,646	21,038,926	0.35
Other securities[a]		347,730,241	5.75

		391,030,899	6.47

BEVERAGES
Other securities[a]		14,433,626	0.24

		14,433,626	0.24

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b]	894,615	23,698,351	0.39
Other securities[a]		45,505,649	0.76

		69,204,000	1.15

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$88,239,778	1.46%

		88,239,778	1.46

CHEMICALS
Other securities[a]		110,910,033	1.84

		110,910,033	1.84

COMMERCIAL SERVICES
Live Nation Entertainment Inc.[b]	1,970,172	28,567,494	0.47
Other securities[a]		350,000,881	5.80

		378,568,375	6.27

COMPUTERS
Other securities[a]		118,474,591	1.96

		118,474,591	1.96

DISTRIBUTION & WHOLESALE
Watsco Inc.	447,734	25,467,110	0.42
Other securities[a]		59,792,551	0.99

		85,259,661	1.41

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	427,500	22,978,125	0.38
Other securities[a]		68,608,841	1.14

		91,586,966	1.52

ELECTRIC
Other securities[a]		80,588,122	1.33

		80,588,122	1.33

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		57,599,045	0.95

		57,599,045	0.95

ELECTRONICS
Brady Corp. Class A	725,977	22,592,404	0.37
Other securities[a]		209,574,044	3.47

		232,166,448	3.84

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,834,325	0.06

		3,834,325	0.06

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	916,689	22,578,050	0.37
Other securities[a]		25,536,701	0.43

		48,114,751	0.80

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$14,162,573	0.23%

		14,162,573	0.23

ENVIRONMENTAL CONTROL
Other securities[a]		43,162,496	0.71

		43,162,496	0.71

FOOD
TreeHouse Foods Inc.[b]	475,452	20,858,079	0.35
Other securities[a]		93,050,128	1.54

		113,908,207	1.89

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	537,786	24,506,908	0.40
Other securities[a]		42,006,911	0.70

		66,513,819	1.10

GAS
New Jersey Resources Corp.	573,684	21,547,571	0.36
Piedmont Natural Gas Co.	1,013,165	27,943,091	0.46
Other securities[a]		63,610,187	1.05

		113,100,849	1.87

HAND & MACHINE TOOLS
Baldor Electric Co.	581,134	21,734,412	0.36

		21,734,412	0.36

HEALTH CARE – PRODUCTS
Cooper Companies Inc. (The)	629,387	24,470,567	0.40
Other securities[a]		200,381,441	3.32

		224,852,008	3.72

HEALTH CARE – SERVICES
Amedisys Inc.[b,c]	392,308	21,663,248	0.36
AMERIGROUP Corp.[b]	707,829	23,528,236	0.39
MEDNAX Inc.[b]	651,074	37,885,996	0.63
Other securities[a]		133,195,611	2.20

		216,273,091	3.58

HOME BUILDERS
Other securities[a]		26,826,464	0.44

		26,826,464	0.44

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$30,870,659	0.51%

		30,870,659	0.51

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		32,281,054	0.53

		32,281,054	0.53

HOUSEWARES
Toro Co. (The)[c]	465,864	22,906,533	0.38
Other securities[a]		7,895,148	0.13

		30,801,681	0.51

INSURANCE
ProAssurance Corp.[b]	449,161	26,293,885	0.44
Other securities[a]		131,747,496	2.18

		158,041,381	2.62

INTERNET
Other securities[a]		126,916,659	2.10

		126,916,659	2.10

IRON & STEEL
Other securities[a]		9,388,946	0.16

		9,388,946	0.16

LEISURE TIME
Polaris Industries Inc.[c]	455,628	23,309,928	0.39
Other securities[a]		39,624,397	0.65

		62,934,325	1.04

LODGING
Other securities[a]		5,081,888	0.08

		5,081,888	0.08

MACHINERY
Gardner Denver Inc.	723,537	31,864,569	0.53
Other securities[a]		90,930,094	1.50

		122,794,663	2.03

MANUFACTURING
Acuity Brands Inc.	601,602	25,393,620	0.42
CLARCOR Inc.	698,548	24,092,921	0.40
Other securities[a]		106,625,436	1.76

		156,111,977	2.58

MEDIA
Other securities[a]		3,411,442	0.06

		3,411,442	0.06

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[a]		$43,173,502	0.72%

		43,173,502	0.72

MINING
Other securities[a]		39,264,727	0.65

		39,264,727	0.65

MISCELLANEOUS – MANUFACTURING
Other securities[a]		6,860,227	0.11

		6,860,227	0.11

OFFICE FURNISHINGS
Other securities[a]		9,025,741	0.15

		9,025,741	0.15

OIL & GAS
St. Mary Land & Exploration Co.	870,042	30,286,162	0.50
Other securities[a]		76,923,266	1.27

		107,209,428	1.77

OIL & GAS SERVICES
Dril-Quip Inc.[b]	418,353	25,452,597	0.42
Oil States International Inc.[b]	691,074	31,333,295	0.52
SEACOR Holdings Inc.[b]	313,085	25,253,436	0.42
World Fuel Services Corp.	822,667	21,915,849	0.36
Other securities[a]		73,858,101	1.22

		177,813,278	2.94

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	534,386	22,112,893	0.37
Salix Pharmaceuticals Ltd.[b]	769,348	28,658,213	0.47
Other securities[a]		72,595,210	1.20

		123,366,316	2.04

REAL ESTATE
Other securities[a]		9,547,031	0.16

		9,547,031	0.16

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	1,374,986	$22,742,268	0.38%
Entertainment Properties Trust	592,325	24,362,327	0.40
Home Properties Inc.	484,997	22,697,860	0.38
LaSalle Hotel Properties	955,062	22,252,945	0.37
Mid-America Apartment Communities Inc.	403,541	20,899,388	0.35
National Retail Properties Inc.	1,148,331	26,216,397	0.43
Tanger Factory Outlet Centers Inc.	560,117	24,174,650	0.40
Other securities[a]		228,171,176	3.77

		391,517,011	6.48

RETAIL
Casey’s General Stores Inc.	705,291	22,146,137	0.37
Dress Barn Inc.[b]	827,877	21,657,262	0.36
Tractor Supply Co.[c]	500,271	29,040,732	0.48
Other securities[a]		461,234,944	7.63

		534,079,075	8.84

SAVINGS & LOANS
Other securities[a]		13,135,019	0.22

		13,135,019	0.22

SEMICONDUCTORS
Cypress Semiconductor Corp.[b]	2,243,656	25,802,044	0.43
Skyworks Solutions Inc.[b]	2,433,693	37,965,611	0.63
Varian Semiconductor Equipment Associates Inc.[b]	1,030,480	34,129,498	0.56
Veeco Instruments Inc.[b,c]	553,805	24,090,517	0.40
Other securities[a]		171,952,628	2.84

		293,940,298	4.86

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SOFTWARE
Concur Technologies Inc.[b]	595,109	$24,405,420	0.40%
Other securities[a]		197,844,894	3.28

		222,250,314	3.68

STORAGE & WAREHOUSING
Other securities[a]		7,802,809	0.13

		7,802,809	0.13

TELECOMMUNICATIONS
Other securities[a]		179,621,687	2.97

		179,621,687	2.97

TEXTILES
Other securities[a]		16,886,971	0.28

		16,886,971	0.28

TOYS, GAMES & HOBBIES
Other securities[a]		9,478,764	0.16

		9,478,764	0.16

TRANSPORTATION
Other securities[a]		96,623,252	1.60

		96,623,252	1.60

WATER
Other securities[a]		8,888,891	0.15

		8,888,891	0.15

TOTAL COMMON STOCKS
(Cost: $6,566,215,066)		6,035,938,885	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	369,461,777	369,461,777	6.11
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	66,898,761	66,898,761	1.11

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	3,235,129	$3,235,129	0.05%

		439,595,667	7.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $439,595,667)		439,595,667	7.27

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,005,810,733)		6,475,534,552	107.16

Other Assets, Less Liabilities		(432,872,276)	(7.16)

NET ASSETS		$6,042,662,276	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,535,689	0.16%

		2,535,689	0.16

AEROSPACE & DEFENSE
Other securities[a]		23,290,639	1.48

		23,290,639	1.48

AGRICULTURE
Other securities[a]		4,442,260	0.28

		4,442,260	0.28

AIRLINES
Other securities[a]		6,339,662	0.40

		6,339,662	0.40

APPAREL
Deckers Outdoor Corp.[b]	93,469	12,898,722	0.82
Gymboree Corp.[b]	217,515	11,230,299	0.71
Iconix Brand Group Inc.[b]	518,792	7,968,645	0.51
Other securities[a]		36,897,987	2.35

		68,995,653	4.39

AUTO PARTS & EQUIPMENT
Other securities[a]		1,888,436	0.12

		1,888,436	0.12

BANKS
Signature Bank[b]	294,555	10,913,263	0.69
Other securities[a]		25,897,688	1.65

		36,810,951	2.34

BEVERAGES
Other securities[a]		7,566,160	0.48

		7,566,160	0.48

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b]	467,957	12,396,181	0.79
Other securities[a]		16,171,845	1.03

		28,568,026	1.82

BUILDING MATERIALS
Other securities[a]		7,453,516	0.47

		7,453,516	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
NewMarket Corp.	85,100	$8,764,449	0.56%
Other securities[a]		14,280,359	0.91

		23,044,808	1.47

COMMERCIAL SERVICES
Capella Education Co.[b]	105,511	9,795,641	0.62
HMS Holdings Corp.[b]	186,593	9,514,377	0.60
MAXIMUS Inc.	126,308	7,695,946	0.49
Wright Express Corp.[b]	277,670	8,363,420	0.53
Other securities[a]		66,978,066	4.27

		102,347,450	6.51

COMPUTERS
Other securities[a]		42,384,432	2.69

		42,384,432	2.69

DISTRIBUTION & WHOLESALE
Other securities[a]		7,660,059	0.49

		7,660,059	0.49

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	224,089	12,044,784	0.77
Other securities[a]		22,564,190	1.43

		34,608,974	2.20

ELECTRIC
Other securities[a]		3,077,640	0.20

		3,077,640	0.20

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,128,301	0.96

		15,128,301	0.96

ELECTRONICS
Cymer Inc.[b]	217,973	8,130,393	0.52
Dionex Corp.[b]	128,476	9,607,435	0.61
Other securities[a]		46,227,435	2.94

		63,965,263	4.07

ENGINEERING & CONSTRUCTION
Other securities[a]		3,304,611	0.21

		3,304,611	0.21

ENTERTAINMENT
Other securities[a]		4,795,048	0.31

		4,795,048	0.31

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	448,040	$10,322,842	0.66%
Other securities[a]		9,374,296	0.59

		19,697,138	1.25

FOOD
TreeHouse Foods Inc.[b]	249,266	10,935,299	0.69
Other securities[a]		19,705,554	1.26

		30,640,853	1.95

FOREST PRODUCTS & PAPER
Other securities[a]		16,624,815	1.06

		16,624,815	1.06

GAS
Other securities[a]		3,400,309	0.22

		3,400,309	0.22

HAND & MACHINE TOOLS
Baldor Electric Co.[c]	304,439	11,386,019	0.72

		11,386,019	0.72

HEALTH CARE – PRODUCTS
Align Technology Inc.[b]	491,663	9,508,762	0.60
American Medical Systems Holdings Inc.[b]	545,720	10,139,478	0.64
Cooper Companies Inc. (The)	329,644	12,816,559	0.81
Other securities[a]		45,947,456	2.93

		78,412,255	4.98

HEALTH CARE – SERVICES
Amedisys Inc.[b,c]	205,178	11,329,929	0.72
MEDNAX Inc.[b]	341,435	19,868,103	1.26
Other securities[a]		36,014,098	2.29

		67,212,130	4.27

HOME BUILDERS
Other securities[a]		1,470,204	0.09

		1,470,204	0.09

HOME FURNISHINGS
Other securities[a]		8,807,605	0.56

		8,807,605	0.56

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,345,815	0.15

		2,345,815	0.15

Security	Shares	Value	% of Net Assets
HOUSEWARES
Other securities[a]		$10,018,226	0.64%

		10,018,226	0.64

INSURANCE
Other securities[a]		18,800,408	1.20

		18,800,408	1.20

INTERNET
Blue Coat Systems Inc.[b,c]	302,243	9,381,623	0.60
CyberSource Corp.[b]	512,488	9,040,288	0.57
Other securities[a]		41,359,229	2.64

		59,781,140	3.81

LEISURE TIME
Polaris Industries Inc.[c]	238,523	12,202,837	0.78
Other securities[a]		4,629,694	0.29

		16,832,531	1.07

MACHINERY
Gardner Denver Inc.	379,057	16,693,670	1.06
Other securities[a]		7,111,859	0.45

		23,805,529	1.51

MANUFACTURING
Other securities[a]		18,451,851	1.17

		18,451,851	1.17

METAL FABRICATE & HARDWARE
Other securities[a]		7,388,164	0.47

		7,388,164	0.47

MINING
Other securities[a]		10,445,567	0.66

		10,445,567	0.66

MISCELLANEOUS – MANUFACTURING
Other securities[a]		2,225,247	0.14

		2,225,247	0.14

OIL & GAS
St. Mary Land & Exploration Co.	455,858	15,868,417	1.01
Other securities[a]		11,557,639	0.73

		27,426,056	1.74

OIL & GAS SERVICES
CARBO Ceramics Inc.	139,067	8,669,437	0.55
Dril-Quip Inc.[b]	219,266	13,340,143	0.85

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Lufkin Industries Inc.	108,447	$8,583,580	0.55%
Oil States International Inc.[b]	362,044	16,415,075	1.04
SEACOR Holdings Inc.[b]	98,492	7,944,365	0.51
Other securities[a]		16,474,298	1.04

		71,426,898	4.54

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	279,983	11,585,697	0.74
Cubist Pharmaceuticals Inc.[b]	421,360	9,497,454	0.60
Salix Pharmaceuticals Ltd.[b]	403,087	15,014,991	0.95
Other securities[a]		15,035,239	0.96

		51,133,381	3.25

REAL ESTATE
Other securities[a]		4,979,260	0.32

		4,979,260	0.32

REAL ESTATE INVESTMENT TRUSTS
DiamondRock Hospitality Co.[b]	901,787	9,117,067	0.58
Other securities[a]		83,389,863	5.30

		92,506,930	5.88

RETAIL
Cash America International Inc.	214,578	8,471,539	0.54
Cracker Barrel Old Country Store Inc.	166,229	7,709,701	0.49
Dress Barn Inc.[b]	433,731	11,346,403	0.72
HSN Inc.[b]	289,276	8,516,285	0.54
Tractor Supply Co.	172,827	10,032,607	0.64
Other securities[a]		100,367,791	6.38

		146,444,326	9.31

SAVINGS & LOANS
Other securities[a]		2,745,439	0.17

		2,745,439	0.17

SEMICONDUCTORS
Cypress Semiconductor Corp.[b]	1,175,949	13,523,414	0.86
Skyworks Solutions Inc.[b]	1,276,183	19,908,455	1.27

Security	Shares	Value	% of Net Assets
TriQuint Semiconductor Inc.[b]	1,113,807	$7,796,649	0.50%
Varian Semiconductor Equipment Associates Inc.[b]	275,331	9,118,963	0.58
Veeco Instruments Inc.[b,c]	289,690	12,601,515	0.80
Other securities[a]		45,973,396	2.91

		108,922,392	6.92

SOFTWARE
Blackbaud Inc.	323,456	8,147,857	0.52
Concur Technologies Inc.[b]	311,920	12,791,839	0.81
Eclipsys Corp.[b,c]	415,335	8,256,860	0.52
Quality Systems Inc.[c]	137,501	8,448,061	0.54
Other securities[a]		54,023,685	3.44

		91,668,302	5.83

STORAGE & WAREHOUSING
Other securities[a]		2,776,644	0.18

		2,776,644	0.18

TELECOMMUNICATIONS
ViaSat Inc.[b]	275,973	9,551,426	0.61
Other securities[a]		38,805,802	2.46

		48,357,228	3.07

TEXTILES
Other securities[a]		3,101,691	0.20

		3,101,691	0.20

TOYS, GAMES & HOBBIES
Other securities[a]		1,007,466	0.06

		1,007,466	0.06

TRANSPORTATION
Other securities[a]		20,972,938	1.33

		20,972,938	1.33

WATER
Other securities[a]		2,293,288	0.15

		2,293,288	0.15

TOTAL COMMON STOCKS
(Cost: $1,454,265,270)		1,571,715,623	99.92

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	98,014,246	$98,014,246	6.23%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	17,747,523	17,747,523	1.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	707,825	707,825	0.04

		116,469,594	7.40

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,469,594)		116,469,594	7.40

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,570,734,864)		1,688,185,217	107.32

Other Assets, Less Liabilities		(115,141,104)	(7.32)

NET ASSETS		$1,573,044,113	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,507,848	0.19%

		3,507,848	0.19

AEROSPACE & DEFENSE
Esterline Technologies Corp.[b]	255,004	12,604,848	0.67
Moog Inc. Class Ab	387,887	13,738,958	0.73
Other securities[a]		37,831,405	2.02

		64,175,211	3.42

AGRICULTURE
Other securities[a]		3,886,342	0.21

		3,886,342	0.21

AIRLINES
Other securities[a]		6,842,133	0.36

		6,842,133	0.36

APPAREL
Other securities[a]		32,419,426	1.73

		32,419,426	1.73

AUTO PARTS & EQUIPMENT
Other securities[a]		7,061,135	0.38

		7,061,135	0.38

BANKS
East West Bancorp Inc.	788,695	13,739,067	0.73
First Midwest Bancorp Inc.	633,061	8,577,977	0.46
Glacier Bancorp Inc.[c]	614,783	9,363,145	0.50
Old National Bancorp	745,468	8,908,343	0.48
Susquehanna Bancshares Inc.	1,060,459	10,403,103	0.55
Umpqua Holdings Corp.	978,097	12,969,566	0.69
United Bankshares Inc.[c]	326,909	8,571,554	0.46
Whitney Holding Corp.	824,649	11,371,910	0.61
Wintrust Financial Corp.	257,746	9,590,729	0.51
Other securities[a]		104,446,363	5.57

		197,941,757	10.56

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$9,109,052	0.49%

		9,109,052	0.49

BUILDING MATERIALS
Simpson Manufacturing Co. Inc.[c]	329,419	9,144,671	0.49
Other securities[a]		36,506,426	1.94

		45,651,097	2.43

CHEMICALS
OM Group Inc.[b]	261,302	8,852,912	0.47
Other securities[a]		32,420,531	1.73

		41,273,443	2.20

COMMERCIAL SERVICES
ABM Industries Inc.	399,610	8,471,732	0.45
GEO Group Inc. (The)[b]	441,239	8,745,357	0.47
Live Nation Entertainment Inc.[b]	1,215,764	17,628,578	0.94
Other securities[a]		78,242,412	4.17

		113,088,079	6.03

COMPUTERS
CACI International Inc. Class Ab	257,672	12,587,277	0.67
Other securities[a]		16,275,780	0.87

		28,863,057	1.54

DISTRIBUTION & WHOLESALE
Pool Corp.	420,400	9,517,856	0.51
United Stationers Inc.[b]	205,246	12,078,727	0.64
Watsco Inc.	163,123	9,278,436	0.49
Other securities[a]		12,707,275	0.68

		43,582,294	2.32

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		15,805,228	0.84

		15,805,228	0.84

ELECTRIC
ALLETE Inc.	256,193	8,577,342	0.46
Avista Corp.	468,411	9,700,792	0.52
UniSource Energy Corp.	279,800	8,796,912	0.47
Other securities[a]		18,689,095	0.99

		45,764,141	2.44

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$17,763,373	0.95%

		17,763,373	0.95

ELECTRONICS
Benchmark Electronics Inc.[b]	544,495	11,292,826	0.60
Other securities[a]		56,751,705	3.03

		68,044,531	3.63

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,381,352	0.13

		2,381,352	0.13

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	566,016	13,940,974	0.74
Insituform Technologies Inc. Class Ab	334,632	8,904,558	0.47
Other securities[a]		2,945,527	0.16

		25,791,059	1.37

ENTERTAINMENT
Other securities[a]		3,105,842	0.17

		3,105,842	0.17

ENVIRONMENTAL CONTROL
Other securities[a]		3,445,914	0.18

		3,445,914	0.18

FOOD
United Natural Foods Inc.[b]	368,342	10,361,460	0.55
Other securities[a]		23,859,000	1.27

		34,220,460	1.82

FOREST PRODUCTS & PAPER
Other securities[a]		21,474,974	1.14

		21,474,974	1.14

GAS
New Jersey Resources Corp.	354,071	13,298,907	0.71
Piedmont Natural Gas Co.	624,933	17,235,652	0.92
South Jersey Industries Inc.	254,911	10,703,713	0.57
Southwest Gas Corp.	386,684	11,569,585	0.62
Other securities[a]		12,966,430	0.69

		65,774,287	3.51

Security	Shares	Value	% of Net Assets
HEALTH CARE – PRODUCTS
Other securities[a]		$46,421,150	2.48%

		46,421,150	2.48

HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	436,732	14,516,972	0.77
Centene Corp.[b]	418,634	10,063,961	0.54
Magellan Health Services Inc.[b]	296,326	12,884,254	0.69
Other securities[a]		17,037,713	0.91

		54,502,900	2.91

HOME BUILDERS
Other securities[a]		14,803,321	0.79

		14,803,321	0.79

HOME FURNISHINGS
Other securities[a]		8,725,333	0.46

		8,725,333	0.46

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,210,587	0.92

		17,210,587	0.92

HOUSEWARES
Other securities[a]		7,211,616	0.38

		7,211,616	0.38

INSURANCE
ProAssurance Corp.[b]	277,057	16,218,917	0.87
Zenith National Insurance Corp.	323,850	12,409,932	0.66
Other securities[a]		46,433,088	2.47

		75,061,937	4.00

INTERNET
Other securities[a]		7,879,189	0.42

		7,879,189	0.42

IRON & STEEL
Other securities[a]		5,793,460	0.31

		5,793,460	0.31

LEISURE TIME
Brunswick Corp.	756,150	12,075,715	0.64
Other securities[a]		6,950,551	0.37

		19,026,266	1.01

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$3,155,481	0.17%

		3,155,481	0.17

MACHINERY
Other securities[a]		47,753,975	2.55

		47,753,975	2.55

MANUFACTURING
Actuant Corp. Class A	580,199	11,342,890	0.60
Acuity Brands Inc.	371,127	15,665,271	0.84
Other securities[a]		47,599,964	2.54

		74,608,125	3.98

MEDIA
Other securities[a]		2,097,282	0.11

		2,097,282	0.11

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	321,979	8,625,817	0.46
Other securities[a]		9,316,796	0.50

		17,942,613	0.96

MINING
Other securities[a]		11,897,797	0.63

		11,897,797	0.63

MISCELLANEOUS – MANUFACTURING
Other securities[a]		1,618,047	0.09

		1,618,047	0.09

OFFICE FURNISHINGS
Other securities[a]		5,569,575	0.30

		5,569,575	0.30

OIL & GAS
Penn Virginia Corp.	388,304	9,513,448	0.51
Other securities[a]		24,350,050	1.30

		33,863,498	1.81

OIL & GAS SERVICES
World Fuel Services Corp.	507,671	13,524,355	0.72
Other securities[a]		12,152,014	0.65

		25,676,369	1.37

PHARMACEUTICALS
ViroPharma Inc.[b]	662,558	9,030,666	0.48
Other securities[a]		6,903,666	0.37

		15,934,332	0.85

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Franklin Street Properties Corp.	579,226	$8,358,231	0.45%
Post Properties Inc.	415,568	9,150,807	0.49
Other securities[a]		115,079,946	6.13

		132,588,984	7.07

RETAIL
Casey’s General Stores Inc.	435,255	13,667,007	0.73
Children’s Place Retail Stores Inc. (The)[b]	234,218	10,434,412	0.56
Jack in the Box Inc.[b,c]	472,526	11,127,987	0.59
Other securities[a]		116,235,495	6.20

		151,464,901	8.08

SAVINGS & LOANS
Other securities[a]		4,915,962	0.26

		4,915,962	0.26

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b]	311,522	10,317,609	0.55
Other securities[a]		42,865,823	2.29

		53,183,432	2.84

SOFTWARE
Other securities[a]		29,170,957	1.56

		29,170,957	1.56

STORAGE & WAREHOUSING
Other securities[a]		1,551,246	0.08

		1,551,246	0.08

TELECOMMUNICATIONS
Other securities[a]		53,917,924	2.87

		53,917,924	2.87

TEXTILES
Other securities[a]		6,770,897	0.36

		6,770,897	0.36

TOYS, GAMES & HOBBIES
Other securities[a]		4,676,384	0.25

		4,676,384	0.25

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Bristow Group Inc.[b]	307,221	$11,591,448	0.62%
Other securities[a]		23,302,030	1.24

		34,893,478	1.86

WATER
Other securities[a]		2,801,123	0.15

		2,801,123	0.15

TOTAL COMMON STOCKS
(Cost: $1,845,015,310)		1,873,660,176	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	73,544,310	73,544,310	3.92
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	13,316,731	13,316,731	0.71
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	626,176	626,176	0.03

		87,487,217	4.66

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,487,217)		87,487,217	4.66

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,932,502,527)		1,961,147,393	104.58

Other Assets, Less Liabilities		(85,930,817)	(4.58)

NET ASSETS		$1,875,216,576	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$504,276	0.16%

		504,276	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	20,146	1,462,801	0.46
United Technologies Corp.	24,961	1,837,379	0.58
Other securities[a]		3,830,745	1.19

		7,130,925	2.23

AGRICULTURE
Altria Group Inc.	55,421	1,137,239	0.36
Philip Morris International Inc.	50,142	2,615,407	0.82
Other securities[a]		2,155,140	0.67

		5,907,786	1.85

AIRLINES
Other securities[a]		397,308	0.12

		397,308	0.12

APPAREL
Other securities[a]		2,073,732	0.65

		2,073,732	0.65

AUTO MANUFACTURERS
Ford Motor Co.[b]	89,571	1,125,907	0.35
Other securities[a]		520,244	0.17

		1,646,151	0.52

AUTO PARTS & EQUIPMENT
Other securities[a]		820,552	0.26

		820,552	0.26

BANKS
Bank of America Corp.	267,443	4,773,858	1.49
PNC Financial Services Group Inc. (The)[c]	13,828	825,532	0.26
U.S. Bancorp	50,860	1,316,257	0.41
Wells Fargo & Co.	138,112	4,298,045	1.34
Other securities[a]		6,087,900	1.91

		17,301,592	5.41

BEVERAGES
Coca-Cola Co. (The)	61,451	3,379,805	1.06

Security	Shares	Value	% of Net Assets
PepsiCo Inc.	43,565	$2,882,260	0.90%
Other securities[a]		1,122,383	0.35

		7,384,448	2.31

BIOTECHNOLOGY
Amgen Inc.[b]	26,073	1,558,122	0.49
Other securities[a]		2,435,840	0.76

		3,993,962	1.25

BUILDING MATERIALS
Other securities[a]		488,610	0.15

		488,610	0.15

CHEMICALS
Other securities[a]		5,529,912	1.73

		5,529,912	1.73

COAL
Other securities[a]		808,705	0.25

		808,705	0.25

COMMERCIAL SERVICES
Other securities[a]		6,080,232	1.90

		6,080,232	1.90

COMPUTERS
Apple Inc.[b]	24,175	5,679,433	1.78
Hewlett-Packard Co.	62,756	3,335,481	1.04
International Business Machines Corp.	34,630	4,441,297	1.39
Other securities[a]		4,053,492	1.27

		17,509,703	5.48

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	77,434	4,899,249	1.53
Other securities[a]		1,777,797	0.56

		6,677,046	2.09

DISTRIBUTION & WHOLESALE
Other securities[a]		949,932	0.30

		949,932	0.30

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	31,804	1,312,233	0.41
Citigroup Inc.[b]	522,699	2,116,931	0.66

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Goldman Sachs Group Inc. (The)	14,029	$2,393,768	0.75%
JPMorgan Chase & Co.	105,917	4,739,786	1.48
Other securities[a]		5,933,578	1.86

		16,496,296	5.16

ELECTRIC
Other securities[a]		9,760,907	3.05

		9,760,907	3.05

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,521,752	0.48

		1,521,752	0.48

ELECTRONICS
Other securities[a]		2,769,166	0.87

		2,769,166	0.87

ENERGY – ALTERNATE SOURCES
Other securities[a]		169,873	0.05

		169,873	0.05

ENGINEERING & CONSTRUCTION
Other securities[a]		861,818	0.27

		861,818	0.27

ENTERTAINMENT
Other securities[a]		362,239	0.11

		362,239	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		1,026,421	0.32

		1,026,421	0.32

FOOD
Kraft Foods Inc. Class A	46,383	1,402,622	0.44
Other securities[a]		4,865,432	1.52

		6,268,054	1.96

FOREST PRODUCTS & PAPER
Other securities[a]		1,172,170	0.37

		1,172,170	0.37

GAS
Other securities[a]		1,208,346	0.38

		1,208,346	0.38

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$524,996	0.16%

		524,996	0.16

HEALTH CARE – PRODUCTS
Johnson & Johnson	73,364	4,783,333	1.50
Medtronic Inc.	29,437	1,325,548	0.41
Other securities[a]		5,567,686	1.74

		11,676,567	3.65

HEALTH CARE – SERVICES
Other securities[a]		4,222,640	1.32

		4,222,640	1.32

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		127,424	0.04

		127,424	0.04

HOME BUILDERS
Other securities[a]		625,593	0.20

		625,593	0.20

HOME FURNISHINGS
Other securities[a]		322,934	0.10

		322,934	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,644,752	0.51

		1,644,752	0.51

HOUSEWARES
Other securities[a]		168,696	0.05

		168,696	0.05

INSURANCE
Berkshire Hathaway Inc. Class Bb	44,117	3,585,389	1.12
Other securities[a]		9,089,380	2.85

		12,674,769	3.97

INTERNET
Amazon.com Inc.[b]	9,099	1,235,007	0.39
Google Inc. Class Ab	6,443	3,653,245	1.14
Other securities[a]		3,272,913	1.03

		8,161,165	2.56

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[a]		$57,412	0.02%

		57,412	0.02

IRON & STEEL
Other securities[a]		1,317,848	0.41

		1,317,848	0.41

LEISURE TIME
Other securities[a]		841,527	0.26

		841,527	0.26

LODGING
Other securities[a]		735,997	0.23

		735,997	0.23

MACHINERY
Other securities[a]		3,397,435	1.06

		3,397,435	1.06

MANUFACTURING
General Electric Co.	284,449	5,176,972	1.62
3M Co.	18,935	1,582,398	0.50
Other securities[a]		4,661,478	1.45

		11,420,848	3.57

MEDIA
Comcast Corp. Class A	75,632	1,423,394	0.45
Walt Disney Co. (The)	51,665	1,803,625	0.56
Other securities[a]		4,971,485	1.56

		8,198,504	2.57

METAL FABRICATE & HARDWARE
Other securities[a]		743,319	0.23

		743,319	0.23

MINING
Other securities[a]		2,288,929	0.72

		2,288,929	0.72

MISCELLANEOUS – MANUFACTURING
Other securities[a]		13,155	0.00

		13,155	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		488,811	0.15

		488,811	0.15

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$75,867	0.02%

		75,867	0.02

OIL & GAS
Chevron Corp.	53,540	4,059,938	1.27
ConocoPhillips	39,680	2,030,426	0.63
Exxon Mobil Corp.	125,870	8,430,772	2.64
Occidental Petroleum Corp.	21,617	1,827,501	0.57
Other securities[a]		9,460,416	2.96

		25,809,053	8.07

OIL & GAS SERVICES
Schlumberger Ltd.	31,897	2,024,184	0.63
Other securities[a]		3,119,413	0.98

		5,143,597	1.61

PACKAGING & CONTAINERS
Other securities[a]		798,048	0.25

		798,048	0.25

PHARMACEUTICALS
Abbott Laboratories	41,456	2,183,902	0.68
Bristol-Myers Squibb Co.	45,779	1,222,299	0.38
Merck & Co. Inc.	83,048	3,101,843	0.97
Pfizer Inc.	215,144	3,689,720	1.15
Other securities[a]		6,979,693	2.19

		17,177,457	5.37

PIPELINES
Other securities[a]		1,400,228	0.44

		1,400,228	0.44

REAL ESTATE
Other securities[a]		218,086	0.07

		218,086	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		5,802,020	1.82

		5,802,020	1.82

RETAIL
CVS Caremark Corp.	36,985	1,352,172	0.42
Home Depot Inc. (The)	45,246	1,463,708	0.46
McDonald’s Corp.	28,681	1,913,596	0.60

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Wal-Mart Stores Inc.	56,880	$3,162,528	0.99%
Other securities[a]		12,288,122	3.84

		20,180,126	6.31

SAVINGS & LOANS
Other securities[a]		740,341	0.23

		740,341	0.23

SEMICONDUCTORS
Intel Corp.	147,259	3,277,985	1.03
Other securities[a]		5,123,071	1.60

		8,401,056	2.63

SOFTWARE
Microsoft Corp.	203,421	5,954,133	1.86
Oracle Corp.	104,197	2,676,821	0.84
Other securities[a]		5,204,891	1.63

		13,835,845	4.33

STORAGE & WAREHOUSING
Other securities[a]		13,786	0.00

		13,786	0.00

TELECOMMUNICATIONS
AT&T Inc.	157,342	4,065,717	1.27
Cisco Systems Inc.[b]	152,638	3,973,167	1.24
QUALCOMM Inc.	44,671	1,875,735	0.59
Verizon Communications Inc.	75,592	2,344,864	0.73
Other securities[a]		4,518,654	1.42

		16,778,137	5.25

TEXTILES
Other securities[a]		212,594	0.07

		212,594	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		363,436	0.11

		363,436	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	26,434	1,702,614	0.53
Other securities[a]		3,981,941	1.25

		5,684,555	1.78

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$36,443	0.01%

		36,443	0.01

WATER
Other securities[a]		80,770	0.03

		80,770	0.03

TOTAL COMMON STOCKS
(Cost: $335,469,477)		319,226,680	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	1,738,681	1,738,681	0.54
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	314,824	314,824	0.10
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	179,757	179,757	0.06

		2,233,262	0.70

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,233,262)		2,233,262	0.70

TOTAL INVESTMENTS IN SECURITIES
(Cost: $337,702,739)		321,459,942	100.56

Other Assets, Less Liabilities		(1,774,365)	(0.56)

NET ASSETS		$319,685,577	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2010

Security	Shares	Value
PREFERRED STOCKS – 99.33%

AGRICULTURE – 2.37%
Archer-Daniels-Midland Co., 6.25%[a]	2,344,852	$95,834,101

		95,834,101

AUTO MANUFACTURERS – 4.69%
Ford Motor Co. Capital Trust II, 6.50%	4,083,890	189,492,496

		189,492,496

BANKS – 44.78%
Bank of America Corp., 8.63%	5,105,272	132,481,808
Bank of America Corp. Series 5, 4.00%[a]	1,203,288	22,489,453
Bank of America Corp. Series E, 4.00%[a]	963,910	18,892,636
Bank of America Corp. Series H, 3.00%[a]	1,317,077	23,470,312
Bank of America Corp. Series H, 8.20%[a]	5,478,053	141,005,084
Barclays Bank PLC, 6.63%	808,344	18,349,409
Barclays Bank PLC, 7.10%	3,850,658	93,802,029
Barclays Bank PLC, 7.75%	3,073,220	76,984,161
Barclays Bank PLC Series 5, 8.13%[a]	6,361,491	163,744,778
BNY Capital V Series F, 5.95%[a]	911,998	22,882,030
Fifth Third Capital Trust V, 7.25%	1,505,907	34,997,279
Fifth Third Capital Trust VI, 7.25%	3,087,615	72,558,952
Fifth Third Capital Trust VII, 8.88%[a]	628,371	16,337,646
HSBC USA Inc. Series F, 3.50%	1,551,996	35,307,909
HSBC USA Inc. Series G, 4.00%	753,759	17,298,769
KeyCorp Capital VIII, 7.00%	96,598	2,175,387
KeyCorp Capital IX, 6.75%[a]	1,808,996	40,648,140
KeyCorp Capital X, 8.00%	1,067,742	26,383,905
M&T Capital Trust IV, 8.50%	1,290,376	35,162,746
National City Capital Trust II, 6.63%	6,209,847	147,670,162
PNC Capital Trust E, 7.75%[a,b]	1,208,780	31,476,631
Regions Financing Trust III, 8.88%	724,249	18,091,740
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	2,190,319	31,255,852

Security	Shares	Value
Santander Finance Preferred SA Series 6, 4.00%	722,255	$13,498,946
Santander Finance Preferred SA Unipersonal, 6.50%	1,225,706	31,807,071
Santander Finance Preferred SA Unipersonal, 6.80%	682,952	17,080,630
SunTrust Capital IX, 7.88%[a]	1,720,377	43,078,240
U.S. Bancorp Series D, 7.88%[a]	949,766	26,517,467
UBS Preferred Funding Trust IV Series D, 0.93%	1,430,613	24,177,360
USB Capital XI, 6.60%	3,271,017	81,055,801
USB Capital XII, 6.30%	883,072	20,972,960
Wachovia Capital Trust IV, 6.38%[a]	1,953,064	45,213,432
Wachovia Corp., 7.25%	713,292	16,569,773
Wells Fargo & Co. Series J, 8.00%[a]	2,647,444	72,275,221
Wells Fargo Capital IV, 7.00%	6,696,160	168,676,270
Zions Capital Trust B, 8.00%	1,062,988	26,064,466

		1,810,454,455

DIVERSIFIED FINANCIAL SERVICES – 33.12%
Capital One Capital II, 7.50%[a]	923,558	22,701,056
Citigroup Capital VIII, 6.95%	4,563,169	95,689,654
Citigroup Capital IX, 6.00%	3,335,896	63,215,229
Citigroup Capital XVI, 6.45%[a]	2,563,537	50,629,856
Countrywide Capital V, 7.00%[a]	3,563,766	80,006,547
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	5,797,082	135,593,748
Deutsche Bank Capital Funding Trust IX, 6.63%	870,985	20,076,204
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	1,475,982	37,593,262
General Electric Capital Corp., 6.50%	454,864	11,712,748
Goldman Sachs Group Inc. (The) Series A, 3.75%[a]	1,434,805	31,479,622
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,580,565	39,830,238
Goldman Sachs Group Inc. (The) Series D, 4.00%[a]	2,694,083	59,539,234
HSBC Finance Corp., 6.36%[a]	2,062,624	47,687,867

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2010

Security	Shares	Value
JPMorgan Chase & Co. Series J, 8.63%[a]	3,589,957	$99,549,508
JPMorgan Chase Capital X, 7.00%[a]	2,678,654	68,278,890
JPMorgan Chase Capital XI, 5.88%[a]	346,070	8,149,949
JPMorgan Chase Capital XXVI, 8.00%	4,503,018	122,166,878
Morgan Stanley Capital Trust III, 6.25%	3,948,623	88,449,155
Morgan Stanley Capital Trust IV, 6.25%	360,229	7,979,072
Morgan Stanley Capital Trust VI, 6.60%[a]	2,670,477	62,676,095
Morgan Stanley Series A, 4.00%[a]	1,363,189	28,940,502
National City Capital Trust IV, 8.00%[a]	48,123	1,239,648
Omnicare Capital Trust II Series B, 4.00%	447,280	18,445,827
RBS Capital Funding Trust V Series E, 5.90%	3,027,202	38,384,921
RBS Capital Funding Trust VII Series G, 6.08%	4,124,432	52,297,798
Repsol International Capital Ltd. Series A, 7.45%	1,830,993	46,672,012

		1,338,985,520

ELECTRIC – 0.82%
American Electric Power Co. Inc., 8.75%	465,133	13,163,264
FPL Group Capital Trust I, 5.88%	797,286	19,987,960

		33,151,224

INSURANCE – 5.72%
Lincoln National Corp., 6.75%[a]	731,415	17,919,667
MetLife Inc., 4.00%[a]	1,630,629	38,792,664
MetLife Inc., 6.50%[a]	4,878,168	119,759,024
Prudential PLC, 6.50%	532,116	12,935,740
Prudential PLC, 6.75%	670,194	16,245,503
RenaissanceRe Holdings Ltd. Series D, 6.60%[a]	1,107,166	25,819,111

		231,471,709

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 7.83%
Capstead Mortgage Corp. Series B, 12.50%	1,419,872	$21,482,663
Developers Diversified Realty Corp. Series G, 8.00%	478,721	11,527,602
Developers Diversified Realty Corp. Series H, 7.38%	544,398	12,194,515
Developers Diversified Realty Corp. Series I, 7.50%	442,713	9,983,178
Duke Realty Corp. Series O, 8.38%	1,116,384	28,557,103
Hospitality Properties Trust Series C, 7.00%	1,263,804	28,321,848
HRPT Properties Trust Class D, 6.50%	735,205	14,961,422
Kimco Realty Corp. Series G, 7.75%	1,225,865	30,977,608
Public Storage Series I, 7.25%	2,925,000	74,236,500
Public Storage Series K, 7.25%	2,076,177	52,319,660
Public Storage Series M, 6.63%	728,075	17,743,188
Realty Income Corp. Series E, 6.75%[a]	581,136	14,394,739

		316,700,026

TOTAL PREFERRED STOCKS (Cost: $3,397,217,511)		4,016,089,531

SHORT-TERM INVESTMENTS – 3.88%

MONEY MARKET FUNDS – 3.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[b,c,d]	111,312,225	111,312,225
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[b,c,d]	20,155,400	20,155,400
BlockRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	25,557,158	25,557,158

		157,024,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $157,024,783)		157,024,783

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 103.21%
(Cost: $3,554,242,294)	$4,173,114,314

Other Assets, Less Liabilities – (3.21)%	(129,763,381)

NET ASSETS – 100.00%	$4,043,350,933

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Acorda Therapeutics Inc.[a,b]	313,425	$10,719,135	0.66%
Alexion Pharmaceuticals Inc.[a]	758,417	41,235,132	2.55
Amgen Inc.[a]	2,572,367	153,724,652	9.52
Biogen Idec Inc.[a]	845,971	48,524,897	3.01
Celgene Corp.[a]	1,625,485	100,715,051	6.24
Exelixis Inc.[a]	1,193,049	7,241,807	0.45
Genzyme Corp.[a]	735,846	38,138,898	2.36
Halozyme Therapeutics Inc.[a]	760,671	6,077,761	0.38
Human Genome Sciences Inc.[a,b]	796,847	24,064,779	1.49
Illumina Inc.[a,b]	892,943	34,735,483	2.15
Incyte Corp.[a,b]	1,129,377	15,766,103	0.98
InterMune Inc.[a,b]	657,657	29,311,772	1.82
Life Technologies Corp.[a]	633,101	33,092,189	2.05
Momenta Pharmaceuticals Inc.[a,b]	391,378	5,858,929	0.36
Myriad Genetics Inc.[a]	750,555	18,050,848	1.12
Nektar Therapeutics[a]	959,626	14,595,911	0.90
QIAGEN NVa,b	1,131,230	26,006,978	1.61
Regeneron Pharmaceuticals Inc.[a,b]	958,667	25,395,089	1.57
Savient Pharmaceuticals Inc.[a]	511,518	7,391,435	0.46
Seattle Genetics Inc.[a]	791,088	9,445,591	0.59
Vertex Pharmaceuticals Inc.[a]	1,532,547	62,635,196	3.88
Other securities[c]		89,168,187	5.53

		801,895,823	49.68

COMMERCIAL SERVICES
Other securities[c]		2,609,817	0.16

		2,609,817	0.16

DISTRIBUTION & WHOLESALE
Other securities[c]		1,593,040	0.10

		1,593,040	0.10

Security	Shares	Value	% of Net Assets
HEALTH CARE – PRODUCTS
Gen-Probe Inc.[a]	264,888	$13,244,400	0.82%
Luminex Corp.[a]	354,200	5,961,186	0.37
TECHNE Corp.	194,162	12,366,178	0.76
Other securities[c]		461,072	0.03

		32,032,836	1.98

PHARMACEUTICALS
Alkermes Inc.[a]	689,339	8,940,727	0.55
Allos Therapeutics Inc.[a]	794,799	5,905,357	0.37
Alnylam Pharmaceuticals Inc.[a,b]	357,871	6,090,964	0.38
Amylin Pharmaceuticals Inc.[a]	562,151	12,642,776	0.78
Auxilium Pharmaceuticals Inc.[a]	377,818	11,772,809	0.73
BioMarin Pharmaceutical Inc.[a]	1,009,093	23,582,503	1.46
Cephalon Inc.[a,b]	269,251	18,249,833	1.13
Cubist Pharmaceuticals Inc.[a]	556,678	12,547,522	0.78
Dendreon Corp.[a,b]	1,069,758	39,014,074	2.42
Endo Pharmaceuticals Holdings Inc.[a]	458,374	10,858,880	0.67
Gilead Sciences Inc.[a]	2,525,796	114,873,202	7.12
Impax Laboratories Inc.[a]	578,589	10,345,171	0.64
Isis Pharmaceuticals Inc.[a]	799,273	8,728,061	0.54
MannKind Corp.[a,b]	1,082,195	7,099,199	0.44
Mylan Inc.[a,b]	1,752,594	39,801,410	2.47
Onyx Pharmaceuticals Inc.[a]	706,702	21,398,937	1.33
OSI Pharmaceuticals Inc.[a]	416,113	24,779,529	1.53
Perrigo Co.	727,601	42,724,731	2.65
Pharmasset Inc.[a]	604,370	16,197,116	1.00
Salix Pharmaceuticals Ltd.[a]	469,904	17,503,924	1.08
Shire PLC SP ADR	411,510	27,143,200	1.68

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Teva Pharmaceutical Industries Ltd. SP ADR	2,012,695	$126,960,801	7.87%
Theravance Inc.[a,b]	489,666	6,522,351	0.40
United Therapeutics Corp.[a]	509,540	28,192,848	1.75
ViroPharma Inc.[a]	624,602	8,513,325	0.53
Warner Chilcott PLC Class Aa,b	1,268,613	32,413,062	2.01
Other securities[c]		92,246,842	5.71

		775,049,154	48.02

TOTAL COMMON STOCKS
(Cost: $1,927,204,935)		1,613,180,670	99.94

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	173,925,908	173,925,908	10.78
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	31,492,913	31,492,913	1.95
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	972,613	972,613	0.06

		206,391,434	12.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $206,391,434)		206,391,434	12.79

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,133,596,369)		1,819,572,104	112.73

Other Assets, Less Liabilities		(205,481,373)	(12.73)

NET ASSETS		$1,614,090,731	100.00%

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,179,586,223	$7,142,408,789	$2,320,562,279	$2,049,868,540
Affiliated issuers (Note 2)	36,563,193	668,134,396	192,005,057	87,308,433

Total cost of investments	$3,216,149,416	$7,810,543,185	$2,512,567,336	$2,137,176,973

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$2,615,478,601	$7,589,907,966	$2,603,019,887	$2,055,105,961
Affiliated issuers (Note 2)	36,563,193	668,134,396	192,005,057	87,308,433

Total fair value of investments	2,652,041,794	8,258,042,362	2,795,024,944	2,142,414,394
Receivables:
Due from custodian (Note 4)	–	–	73,739	–
Dividends and interest	3,555,890	7,419,887	1,873,425	2,500,275
Capital shares sold	24,764	264,968	353,629	39,919

Total Assets	2,655,622,448	8,265,727,217	2,797,325,737	2,144,954,588

LIABILITIES
Payables:
Investment securities purchased	–	300,166	73,739	185,889
Collateral for securities on loan (Note 5)	35,252,976	661,714,509	189,772,327	85,562,907
Investment advisory fees (Note 2)	447,554	1,247,272	511,564	429,029

Total Liabilities	35,700,530	663,261,947	190,357,630	86,177,825

NET ASSETS	$2,619,921,918	$7,602,465,270	$2,606,968,107	$2,058,776,763

Net assets consist of:
Paid-in capital	$3,491,578,031	$7,715,057,111	$2,896,852,086	$2,445,126,398
Undistributed net investment income	524,229	5,258	630,983	7,517
Accumulated net realized loss	(308,072,720)	(560,096,276)	(572,972,570)	(391,594,573)
Net unrealized appreciation (depreciation)	(564,107,622)	447,499,177	282,457,608	5,237,421

NET ASSETS	$2,619,921,918	$7,602,465,270	$2,606,968,107	$2,058,776,763

Shares outstanding[b]	48,900,000	96,450,000	30,700,000	28,800,000

Net asset value per share	$53.58	$78.82	$84.92	$71.49

[a]	Securities on loan with values of $34,013,055, $643,450,813, $184,275,740 and $82,864,797, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,566,215,066	$1,454,265,270	$1,845,015,310	$334,576,641
Affiliated issuers (Note 2)	439,595,667	116,469,594	87,487,217	3,126,098

Total cost of investments	$7,005,810,733	$1,570,734,864	$1,932,502,527	$337,702,739

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$6,035,938,885	$1,571,715,623	$1,873,660,176	$318,401,148
Affiliated issuers (Note 2)	439,595,667	116,469,594	87,487,217	3,058,794

Total fair value of investments	6,475,534,552	1,688,185,217	1,961,147,393	321,459,942
Receivables:
Investment securities sold	7,277,669	–	5,468,181	–
Dividends and interest	5,495,858	1,143,803	2,160,036	398,321
Capital shares sold	742,731	5,018	–	–

Total Assets	6,489,050,810	1,689,334,038	1,968,775,610	321,858,263

LIABILITIES
Payables:
Investment securities purchased	9,041,851	202,452	5,309,716	65,445
Collateral for securities on loan (Note 5)	436,360,538	115,761,769	86,861,041	2,053,505
Capital shares redeemed	–	–	985,584	–
Investment advisory fees (Note 2)	986,145	325,704	402,693	53,736

Total Liabilities	446,388,534	116,289,925	93,559,034	2,172,686

NET ASSETS	$6,042,662,276	$1,573,044,113	$1,875,216,576	$319,685,577

Net assets consist of:
Paid-in capital	$7,301,860,769	$1,870,086,859	$2,245,190,908	$354,960,866
Undistributed net investment income	–	28,480	–	41,835
Accumulated net realized loss	(728,922,312)	(414,521,579)	(398,619,198)	(19,074,327)
Net unrealized appreciation (depreciation)	(530,276,181)	117,450,353	28,644,866	(16,242,797)

NET ASSETS	$6,042,662,276	$1,573,044,113	$1,875,216,576	$319,685,577

Shares outstanding[b]	101,550,000	25,650,000	29,250,000	6,050,000

Net asset value per share	$59.50	$61.33	$64.11	$52.84

[a]	Securities on loan with values of $422,624,175, $112,149,432, $82,927,516 and $2,004,799, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,367,662,591	$1,927,204,935
Affiliated issuers (Note 2)	186,579,703	206,391,434

Total cost of investments	$3,554,242,294	$2,133,596,369

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,984,612,900	$1,613,180,670
Affiliated issuers (Note 2)	188,501,414	206,391,434

Total fair value of investments	4,173,114,314	1,819,572,104
Receivables:
Investment securities sold	7,809,868	2,120,524
Dividends and interest	2,849,860	679,271
Capital shares sold	3,133,192	29,290

Total Assets	4,186,907,234	1,822,401,189

LIABILITIES
Payables:
Investment securities purchased	10,497,500	2,228,551
Collateral for securities on loan (Note 5)	131,467,625	205,418,821
Capital shares redeemed	–	17,709
Investment advisory fees (Note 2)	1,591,176	645,377

Total Liabilities	143,556,301	208,310,458

NET ASSETS	$4,043,350,933	$1,614,090,731

Net assets consist of:
Paid-in capital	$3,517,149,014	$2,187,566,230
Distributions in excess of net investment income or accumulated net investment loss	(1,599,668)	(85,746)
Accumulated net realized loss	(91,070,433)	(259,365,488)
Net unrealized appreciation (depreciation)	618,872,020	(314,024,265)

NET ASSETS	$4,043,350,933	$1,614,090,731

Shares outstanding[b]	104,400,000	17,750,000

Net asset value per share	$38.73	$90.93

[a]	Securities on loan with values of $128,178,112 and $197,759,254, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$55,440,599	$88,354,152	$16,430,518	$36,895,571
Interest from affiliated issuers (Note 2)	2,389	3,784	1,112	1,546
Securities lending income from affiliated issuers (Note 2)	1,303,089	2,971,917	1,188,371	608,850

Total investment income	56,746,077	91,329,853	17,620,001	37,505,967

EXPENSES
Investment advisory fees (Note 2)	4,769,442	11,217,046	4,600,043	4,088,985

Total expenses	4,769,442	11,217,046	4,600,043	4,088,985

Net investment income	51,976,635	80,112,807	13,019,958	33,416,982

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(84,792,877)	(93,868,029)	(121,219,277)	(61,455,883)
In-kind redemptions	2,885,544	123,425,195	78,895,999	39,246,289

Net realized gain (loss)	(81,907,333)	29,557,166	(42,323,278)	(22,209,594)

Net change in unrealized appreciation (depreciation)	875,351,349	2,420,713,091	875,291,382	754,631,203

Net realized and unrealized gain	793,444,016	2,450,270,257	832,968,104	732,421,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$845,420,651	$2,530,383,064	$845,988,062	$765,838,591

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$53,325,312	$9,066,881	$23,094,152	$6,042,510
Dividends from affiliated issuers (Note 2)	–	–	–	1,275
Interest from affiliated issuers (Note 2)	3,225	949	1,047	255
Securities lending income from affiliated issuers (Note 2)	4,389,033	1,509,548	868,833	123,691

Total investment income	57,717,570	10,577,378	23,964,032	6,167,731

EXPENSES
Investment advisory fees (Note 2)	9,302,242	3,325,481	3,579,014	582,593

Total expenses	9,302,242	3,325,481	3,579,014	582,593

Net investment income	48,415,328	7,251,897	20,385,018	5,585,138

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(284,511,549)	(106,384,055)	(98,316,013)	(10,869,458)
Investments in affiliated issuers (Note 2)	–	–	–	(879)
In-kind redemptions	212,431,030	98,596,823	63,776,407	13,541,437

Net realized gain (loss)	(72,080,519)	(7,787,232)	(34,539,606)	2,671,100

Net change in unrealized appreciation (depreciation)	2,135,776,379	580,486,549	685,703,788	109,187,744

Net realized and unrealized gain	2,063,695,860	572,699,317	651,164,182	111,858,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,112,111,188	$579,951,214	$671,549,200	$117,443,982

[a]	Net of foreign withholding tax of $6,467, $1,918, $1,765 and $15, respectively.

See notes to financial statements.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$190,375,054	$3,423,659
Dividends from affiliated issuers (Note 2)	10,869,873	–
Interest from affiliated issuers (Note 2)	9,499	748
Securities lending income from affiliated issuers (Note 2)	2,275,708	2,386,519

Total investment income	203,530,134	5,810,926

EXPENSES
Investment advisory fees (Note 2)	12,569,952	6,926,611

Total expenses	12,569,952	6,926,611

Net investment income (loss)	190,960,182	(1,115,685)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(45,203,401)	(92,761,934)
Investments in affiliated issuers (Note 2)	6,379,878	–
In-kind redemptions	125,049,947	134,844,908

Net realized gain	86,226,424	42,082,974

Net change in unrealized appreciation (depreciation)	979,032,043	403,294,885

Net realized and unrealized gain	1,065,258,467	445,377,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,256,218,649	$444,262,174

[a]	Net of foreign withholding tax of $22,835 and $239,519, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$51,976,635	$79,412,254	$80,112,807	$70,108,019
Net realized gain (loss)	(81,907,333)	(501,616,187)	29,557,166	(32,293,170)
Net change in unrealized appreciation (depreciation)	875,351,349	(806,176,259)	2,420,713,091	(1,883,167,414)

Net increase (decrease) in net assets resulting from operations	845,420,651	(1,228,380,192)	2,530,383,064	(1,845,352,565)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,621,552)	(79,788,008)	(81,507,464)	(74,020,517)

Total distributions to shareholders	(51,621,552)	(79,788,008)	(81,507,464)	(74,020,517)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	823,230,526	1,832,367,236	2,027,474,940	2,655,715,002
Cost of shares redeemed	(1,053,203,634)	(2,362,737,270)	(374,213,385)	(1,605,345,749)

Net increase (decrease) in net assets from capital share transactions	(229,973,108)	(530,370,034)	1,653,261,555	1,050,369,253

INCREASE (DECREASE) IN NET ASSETS	563,825,991	(1,838,538,234)	4,102,137,155	(869,003,829)

NET ASSETS
Beginning of year	2,056,095,927	3,894,634,161	3,500,328,115	4,369,331,944

End of year	$2,619,921,918	$2,056,095,927	$7,602,465,270	$3,500,328,115

Undistributed net investment income included in net assets at end of year	$524,229	$169,146	$5,258	$145,722

SHARES ISSUED AND REDEEMED
Shares sold	17,000,000	38,150,000	30,200,000	37,150,000
Shares redeemed	(22,500,000)	(47,100,000)	(5,500,000)	(21,650,000)

Net increase (decrease) in shares outstanding	(5,500,000)	(8,950,000)	24,700,000	15,500,000

See notes to financial statements.

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,019,958	$10,981,979	$33,416,982	$43,875,366
Net realized loss	(42,323,278)	(316,431,665)	(22,209,594)	(292,049,419)
Net change in unrealized appreciation (depreciation)	875,291,382	(515,943,821)	754,631,203	(553,858,418)

Net increase (decrease) in net assets resulting from operations	845,988,062	(821,393,507)	765,838,591	(802,032,471)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,511,533)	(10,738,925)	(34,995,694)	(48,049,971)

Total distributions to shareholders	(13,511,533)	(10,738,925)	(34,995,694)	(48,049,971)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	876,561,382	1,165,934,823	396,529,826	565,922,086
Cost of shares redeemed	(326,798,621)	(1,035,823,754)	(200,527,692)	(605,031,496)

Net increase (decrease) in net assets from capital share transactions	549,762,761	130,111,069	196,002,134	(39,109,410)

INCREASE (DECREASE) IN NET ASSETS	1,382,239,290	(702,021,363)	926,845,031	(889,191,852)

NET ASSETS
Beginning of year	1,224,728,817	1,926,750,180	1,131,931,732	2,021,123,584

End of year	$2,606,968,107	$1,224,728,817	$2,058,776,763	$1,131,931,732

Undistributed net investment income included in net assets at end of year	$630,983	$1,122,558	$7,517	$82,519

SHARES ISSUED AND REDEEMED
Shares sold	11,950,000	14,500,000	6,500,000	8,300,000
Shares redeemed	(4,500,000)	(14,900,000)	(3,300,000)	(10,500,000)

Net increase (decrease) in shares outstanding	7,450,000	(400,000)	3,200,000	(2,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,415,328	$54,439,235	$7,251,897	$7,626,911
Net realized loss	(72,080,519)	(352,506,967)	(7,787,232)	(259,456,540)
Net change in unrealized appreciation (depreciation)	2,135,776,379	(1,611,411,266)	580,486,549	(361,235,968)

Net increase (decrease) in net assets resulting from operations	2,112,111,188	(1,909,478,998)	579,951,214	(613,065,597)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,046,519)	(56,600,672)	(7,774,388)	(7,624,164)

Total distributions to shareholders	(51,046,519)	(56,600,672)	(7,774,388)	(7,624,164)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,925,315,556	3,204,308,863	644,016,251	807,917,931
Cost of shares redeemed	(1,039,845,058)	(2,160,280,101)	(491,242,968)	(558,395,159)

Net increase in net assets from capital share transactions	885,470,498	1,044,028,762	152,773,283	249,522,772

INCREASE (DECREASE) IN NET ASSETS	2,946,535,167	(922,050,908)	724,950,109	(371,166,989)

NET ASSETS
Beginning of year	3,096,127,109	4,018,178,017	848,094,004	1,219,260,993

End of year	$6,042,662,276	$3,096,127,109	$1,573,044,113	$848,094,004

Undistributed net investment income included in net assets at end of year	$–	$49,864	$28,480	$550,971

SHARES ISSUED AND REDEEMED
Shares sold	38,250,000	56,800,000	12,450,000	13,100,000
Shares redeemed	(21,050,000)	(39,250,000)	(9,000,000)	(10,700,000)

Net increase in shares outstanding	17,200,000	17,550,000	3,450,000	2,400,000

See notes to financial statements.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,385,018	$25,892,603	$5,585,138	$5,465,286
Net realized gain (loss)	(34,539,606)	(225,979,244)	2,671,100	(6,743,502)
Net change in unrealized appreciation (depreciation)	685,703,788	(457,361,135)	109,187,744	(107,193,090)

Net increase (decrease) in net assets resulting from operations	671,549,200	(657,447,776)	117,443,982	(108,471,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,070,505)	(27,359,563)	(5,543,303)	(5,512,813)

Total distributions to shareholders	(22,070,505)	(27,359,563)	(5,543,303)	(5,512,813)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	548,448,476	605,958,167	43,409,400	192,808,005
Cost of shares redeemed	(241,786,732)	(383,026,408)	(85,210,720)	(46,930,866)

Net increase (decrease) in net assets from capital share transactions	306,661,744	222,931,759	(41,801,320)	145,877,139

INCREASE (DECREASE) IN NET ASSETS	956,140,439	(461,875,580)	70,099,359	31,893,020

NET ASSETS
Beginning of year	919,076,137	1,380,951,717	249,586,218	217,693,198

End of year	$1,875,216,576	$919,076,137	$319,685,577	$249,586,218

Undistributed net investment income included in net assets at end of year	$–	$160,206	$41,835	$552

SHARES ISSUED AND REDEEMED
Shares sold	9,850,000	9,850,000	1,000,000	4,200,000
Shares redeemed	(4,050,000)	(7,500,000)	(1,950,000)	(900,000)

Net increase (decrease) in shares outstanding	5,800,000	2,350,000	(950,000)	3,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$190,960,182	$65,746,691	$(1,115,685)	$1,198,803
Net realized gain (loss)	86,226,424	(50,794,138)	42,082,974	(63,618,749)
Net change in unrealized appreciation (depreciation)	979,032,043	(346,062,283)	403,294,885	(176,602,429)

Net increase (decrease) in net assets resulting from operations	1,256,218,649	(331,109,730)	444,262,174	(239,022,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(206,848,815)	(59,088,607)	–	(2,472,606)

Total distributions to shareholders	(206,848,815)	(59,088,607)	–	(2,472,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,218,493,648	1,548,558,624	2,112,300,504	5,328,585,455
Cost of shares redeemed	(462,183,912)	(91,992,514)	(2,238,971,494)	(5,134,751,560)

Net increase (decrease) in net assets from capital share transactions	1,756,309,736	1,456,566,110	(126,670,990)	193,833,895

INCREASE (DECREASE) IN NET ASSETS	2,805,679,570	1,066,367,773	317,591,184	(47,661,086)

NET ASSETS
Beginning of year	1,237,671,363	171,303,590	1,296,499,547	1,344,160,633

End of year	$4,043,350,933	$1,237,671,363	$1,614,090,731	$1,296,499,547

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of year	$(1,599,668)	$8,675,996	$(85,746)	$–

SHARES ISSUED AND REDEEMED
Shares sold	62,550,000	55,000,000	27,850,000	70,300,000
Shares redeemed	(12,700,000)	(4,500,000)	(29,650,000)	(68,450,000)

Net increase (decrease) in shares outstanding	49,850,000	50,500,000	(1,800,000)	1,850,000

See notes to financial statements.

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$37.80	$61.48	$65.06	$58.69	$56.02

Income from investment operations:
Net investment income	1.03 [a]	1.37 [a]	1.41 [a]	1.28 [a]	1.12
Net realized and unrealized gain (loss)	15.80	(23.65)	(3.60)	6.20	2.57

Total from investment operations	16.83	(22.28)	(2.19)	7.48	3.69

Less distributions from:
Net investment income	(1.05)	(1.40)	(1.39)	(1.11)	(1.02)

Total distributions	(1.05)	(1.40)	(1.39)	(1.11)	(1.02)

Net asset value, end of year	$53.58	$37.80	$61.48	$65.06	$58.69

Total return	44.82%	(36.70)%	(3.56)%	12.82%	6.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,619,922	$2,056,096	$3,894,634	$3,457,892	$880,326
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.18%	2.67%	2.08%	2.03%	1.96%
Portfolio turnover rate[b]	8%	13%	6%	12%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$48.79	$77.68	$84.46	$79.21	$65.84

Income from investment operations:
Net investment income	0.95 [a]	1.09 [a]	0.88 [a]	1.13 [a]	0.81
Net realized and unrealized gain (loss)	30.00	(28.87)	(6.80)	5.27	13.37

Total from investment operations	30.95	(27.78)	(5.92)	6.40	14.18

Less distributions from:
Net investment income	(0.92)	(1.11)	(0.86)	(1.07)	(0.81)
Return of capital	–	–	(0.00)[b]	(0.08)	–

Total distributions	(0.92)	(1.11)	(0.86)	(1.15)	(0.81)

Net asset value, end of year	$78.82	$48.79	$77.68	$84.46	$79.21

Total return	63.71%	(36.04)%	(7.10)%	8.19%	21.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,602,465	$3,500,328	$4,369,332	$4,620,096	$3,881,208
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.43%	1.66%	1.03%	1.44%	1.19%
Portfolio turnover rate[c]	15%	23%	15%	12%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	Rounds to less than $0.01.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$52.68	$81.47	$84.00	$80.40	$67.01

Income from investment operations:
Net investment income	0.50 [a]	0.43 [a]	0.36 [a]	0.66 [a]	0.44
Net realized and unrealized gain (loss)	32.25	(28.81)	(2.54)	3.61	13.32

Total from investment operations	32.75	(28.38)	(2.18)	4.27	13.76

Less distributions from:
Net investment income	(0.51)	(0.41)	(0.35)	(0.67)	(0.37)

Total distributions	(0.51)	(0.41)	(0.35)	(0.67)	(0.37)

Net asset value, end of year	$84.92	$52.68	$81.47	$84.00	$80.40

Total return	62.33%	(34.92)%	(2.63)%	5.34%	20.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,606,968	$1,224,729	$1,926,750	$1,864,740	$1,990,019
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.71%	0.61%	0.41%	0.85%	0.60%
Portfolio turnover rate[b]	51%	45%	31%	36%	24%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$44.22	$72.70	$83.32	$76.67	$63.68

Income from investment operations:
Net investment income	1.23 [a]	1.55 [a]	1.23 [a]	1.41 [a]	1.11
Net realized and unrealized gain (loss)	27.33	(28.32)	(10.63)	6.73	13.07

Total from investment operations	28.56	(26.77)	(9.40)	8.14	14.18

Less distributions from:
Net investment income	(1.29)	(1.71)	(1.22)	(1.32)	(1.13)
Return of capital	–	–	–	(0.17)	(0.06)

Total distributions	(1.29)	(1.71)	(1.22)	(1.49)	(1.19)

Net asset value, end of year	$71.49	$44.22	$72.70	$83.32	$76.67

Total return	65.04%	(37.31)%	(11.44)%	10.78%	22.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,058,777	$1,131,932	$2,021,124	$2,745,308	$2,637,379
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.04%	2.51%	1.50%	1.82%	1.68%
Portfolio turnover rate[b]	45%	34%	29%	20%	21%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$36.71	$60.15	$67.95	$65.18	$53.03

Income from investment operations:
Net investment income	0.52 [a]	0.71 [a]	0.67 [a]	0.49 [a]	0.53
Net realized and unrealized gain (loss)	22.81	(23.44)	(7.82)	2.78	12.07

Total from investment operations	23.33	(22.73)	(7.15)	3.27	12.60

Less distributions from:
Net investment income	(0.54)	(0.71)	(0.65)	(0.50)	(0.43)
Return of capital	–	–	(0.00)[b]	–	(0.02)

Total distributions	(0.54)	(0.71)	(0.65)	(0.50)	(0.45)

Net asset value, end of year	$59.50	$36.71	$60.15	$67.95	$65.18

Total return	63.74%	(38.06)%	(10.62)%	5.07%	23.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,042,662	$3,096,127	$4,018,178	$4,746,230	$4,966,594
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.04%	1.39%	0.99%	0.76%	0.93%
Portfolio turnover rate[c]	15%	23%	14%	16%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	Rounds to less than $0.01.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$38.20	$61.58	$66.75	$64.75	$52.69

Income from investment operations:
Net investment income	0.28 [b]	0.34 [b]	0.28 [b]	0.16 [b]	0.31
Net realized and unrealized gain (loss)	23.15	(23.39)	(5.17)	2.01	12.02

Total from investment operations	23.43	(23.05)	(4.89)	2.17	12.33

Less distributions from:
Net investment income	(0.30)	(0.33)	(0.28)	(0.17)	(0.27)

Total distributions	(0.30)	(0.33)	(0.28)	(0.17)	(0.27)

Net asset value, end of year	$61.33	$38.20	$61.58	$66.75	$64.75

Total return	61.44%	(37.55)%	(7.37)%	3.36%	23.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,573,044	$848,094	$1,219,261	$1,428,496	$1,476,318
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.55%	0.64%	0.40%	0.25%	0.53%
Portfolio turnover rate[c]	51%	45%	29%	32%	30%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$39.19	$65.45	$76.78	$72.86	$59.34

Income from investment operations:
Net investment income	0.77 [a]	1.10 [a]	1.06 [a]	0.82 [a]	0.77
Net realized and unrealized gain (loss)	24.97	(26.22)	(11.33)	3.96	13.41

Total from investment operations	25.74	(25.12)	(10.27)	4.78	14.18

Less distributions from:
Net investment income	(0.82)	(1.14)	(1.04)	(0.86)	(0.61)
Return of capital	–	–	(0.02)	–	(0.05)

Total distributions	(0.82)	(1.14)	(1.06)	(0.86)	(0.66)

Net asset value, end of year	$64.11	$39.19	$65.45	$76.78	$72.86

Total return	66.02%	(38.79)%	(13.57)%	6.64%	24.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,875,217	$919,076	$1,380,952	$2,007,691	$1,861,528
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.42%	1.99%	1.43%	1.14%	1.20%
Portfolio turnover rate[b]	52%	34%	23%	28%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$35.66	$58.84	$63.36	$57.98	$52.08

Income from investment operations:
Net investment income	0.88 [b]	1.08 [b]	1.10 [b]	1.01 [b]	0.87
Net realized and unrealized gain (loss)	17.19	(23.19)	(4.54)	5.34	5.80

Total from investment operations	18.07	(22.11)	(3.44)	6.35	6.67

Less distributions from:
Net investment income	(0.89)	(1.07)	(1.08)	(0.97)	(0.76)
Return of capital	–	–	–	–	(0.01)

Total distributions	(0.89)	(1.07)	(1.08)	(0.97)	(0.77)

Net asset value, end of year	$52.84	$35.66	$58.84	$63.36	$57.98

Total return	51.00%	(37.96)%	(5.59)%	11.02%	12.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$319,686	$249,586	$217,693	$202,730	$133,342
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.92%	2.34%	1.69%	1.68%	1.61%
Portfolio turnover rate[c]	6%	6%	4%	4%	6%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$22.69	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	2.54	2.90	3.27	0.14
Net realized and unrealized gain (loss)	16.37	(19.74)	(8.15)	(0.04)

Total from investment operations	18.91	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(2.87)	(2.77)	(2.88)	–

Total distributions	(2.87)	(2.77)	(2.88)	–

Net asset value, end of period	$38.73	$22.69	$42.30	$50.06

Total return	86.53%	(41.31)%	(9.99)%	0.20%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,043,351	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	7.29%	10.87%	7.23%	21.16%
Portfolio turnover rate[e]	41%	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$66.32	$75.94	$75.80	$82.27	$63.86

Income from investment operations:
Net investment income (loss)	(0.06)[a]	0.06 [a]	(0.09)[a]	(0.21)[a]	(0.23)
Net realized and unrealized gain (loss)	24.67	(9.50)	0.32	(6.26)	18.64

Total from investment operations	24.61	(9.44)	0.23	(6.47)	18.41

Less distributions from:
Net investment income	–	(0.18)	–	–	–
Return of capital	–	–	(0.09)	–	–

Total distributions	–	(0.18)	(0.09)	–	–

Net asset value, end of year	$90.93	$66.32	$75.94	$75.80	$82.27

Total return	37.10%	(12.47)%	0.30%	(7.87)%	28.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,614,091	$1,296,500	$1,344,161	$1,364,424	$2,032,024
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets	(0.08)%	0.08%	(0.11)%	(0.27)%	(0.37)%
Portfolio turnover rate[b]	11%	11%	19%	18%	15%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 100	$524,229	$(621,762,037)	$(250,418,305)	$(871,656,113)
S&P MidCap 400	–	115,543,668	(228,135,509)	(112,591,841)
S&P MidCap 400 Growth	630,983	236,654,882	(527,169,844)	(289,883,979)
S&P MidCap 400 Value	–	(66,625,814)	(319,723,821)	(386,349,635)
S&P SmallCap 600	–	(772,744,212)	(486,454,281)	(1,259,198,493)
S&P SmallCap 600 Growth	28,480	89,897,085	(386,968,311)	(297,042,746)
S&P SmallCap 600 Value	–	(60,558,118)	(309,416,214)	(369,974,332)
S&P 1500	41,835	(23,791,716)	(11,525,408)	(35,275,289)
S&P U.S. Preferred Stock	20,807,282	587,956,783	(82,562,146)	526,201,919
Nasdaq Biotechnology	–	(319,667,423)	(253,808,076)	(573,475,499)

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to March 31, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses

S&P 100	$1,714,958

S&P MidCap 400 Growth	114,759,246

S&P MidCap 400 Value	49,044,610

S&P SmallCap 600	30,152,333

iShares Index Fund	Deferred Net Realized Capital Losses

S&P SmallCap 600 Growth	$91,382,536

S&P SmallCap 600 Value	21,295,724

S&P 1500	2,002,741

Nasdaq Biotechnology	875,088

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total

S&P 100	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$248,703,346

S&P MidCap 400	–	6,096,922	–	–	7,070,414	12,559,634	73,788,778	128,619,761	228,135,509

S&P MidCap 400 Growth	–	10,588,183	7,127,634	–	–	–	90,611,390	304,083,391	412,410,598

S&P MidCap 400 Value	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	184,025,097	270,679,211

S&P SmallCap 600	14,800,654	5,484,940	–	1,541,664	–	–	128,403,097	306,071,593	456,301,948

S&P SmallCap 600 Growth	–	–	–	6,711,998	–	–	63,779,691	225,094,086	295,585,775

S&P SmallCap 600 Value	–	6,867,473	3,277,415	194,198	–	10,940,333	68,967,654	197,873,417	288,120,490

S&P 1500	–	–	–	38,110	–	–	4,614,974	4,869,583	9,522,667

S&P U.S. Preferred Stock	–	–	–	–	–	506,620	22,403,529	37,245,047	60,155,196

Nasdaq Biotechnology	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	252,932,988

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,273,803,831	$17,266,742	$(639,028,779)	$(621,762,037)
S&P MidCap 400	8,142,498,694	581,733,842	(466,190,174)	115,543,668
S&P MidCap 400 Growth	2,558,370,062	294,675,999	(58,021,117)	236,654,882
S&P MidCap 400 Value	2,209,040,208	100,902,434	(167,528,248)	(66,625,814)
S&P SmallCap 600	7,248,278,764	198,741,400	(971,485,612)	(772,744,212)
S&P SmallCap 600 Growth	1,598,288,132	158,006,620	(68,109,535)	89,897,085
S&P SmallCap 600 Value	2,021,705,511	89,873,228	(150,431,346)	(60,558,118)
S&P 1500	345,251,658	15,610,571	(39,402,287)	(23,791,716)
S&P U.S. Preferred Stock	3,585,157,531	589,218,952	(1,262,169)	587,956,783
Nasdaq Biotechnology	2,139,239,527	90,887,725	(410,555,148)	(319,667,423)

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

S&P 100	0.20%

S&P MidCap 400	0.20

S&P MidCap 400 Growth	0.25

S&P MidCap 400 Value	0.25

S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee

S&P SmallCap 600 Growth	0.25%

S&P SmallCap 600 Value	0.25

S&P 1500	0.20

S&P U.S. Preferred Stock	0.48

Nasdaq Biotechnology	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

S&P 100	$1,299,472

S&P MidCap 400	2,429,906

S&P MidCap 400 Growth	1,020,920

S&P MidCap 400 Value	468,210

S&P SmallCap 600	3,357,172

iShares Index Fund	Securities Lending Agent Fees

S&P SmallCap 600 Growth	$1,117,420

S&P SmallCap 600 Value	719,186

S&P 1500	117,672

S&P U.S. Preferred Stock	1,760,402

Nasdaq Biotechnology	1,910,697

Cross trades for the year ended March 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Investments in issuers considered to be an affiliate of the iShares S&P U.S. Preferred Stock Index Fund (excluding short-term investments) during the period April 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays Bank PLC	4,299	9,105	2,445	10,959	$242,727,798	$10,342,704	$6,357,502

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to March 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P 1500
PNC Financial Services Group Inc. (The)	13	2	1	14	$825,532	$1,275	$(879)

S&P U.S. Preferred Stock
PNC Capital Trust E	934	280	5	1,209	31,476,631	527,169	22,376

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$216,171,342	$191,394,038
S&P MidCap 400	890,020,941	836,123,845
S&P MidCap 400 Growth	951,718,654	922,970,988
S&P MidCap 400 Value	724,696,076	722,655,172
S&P SmallCap 600	727,198,094	689,857,603
S&P SmallCap 600 Growth	672,202,606	661,418,109
S&P SmallCap 600 Value	740,334,061	728,021,455
S&P 1500	20,156,427	17,449,468
S&P U.S. Preferred Stock	1,206,282,390	1,061,221,256
Nasdaq Biotechnology	154,155,662	154,591,893

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$820,557,548	$1,050,193,130
S&P MidCap 400	2,014,355,240	372,577,197
S&P MidCap 400 Growth	869,815,931	324,624,986
S&P MidCap 400 Value	394,167,031	199,515,514
S&P SmallCap 600	1,910,901,374	1,031,306,239
S&P SmallCap 600 Growth	640,851,737	487,707,218
S&P SmallCap 600 Value	541,531,740	238,789,598
S&P 1500	43,255,160	84,818,757
S&P U.S. Preferred Stock	2,012,460,332	425,703,597
Nasdaq Biotechnology	2,110,054,220	2,236,225,427

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	89

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended March 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 100	100.00%

S&P MidCap 400	89.12

S&P MidCap 400 Growth	96.36

S&P MidCap 400 Value	84.41

S&P SmallCap 600	78.83

iShares Index Fund	Dividends- Received Deduction

S&P SmallCap 600 Growth	93.28%

S&P SmallCap 600 Value	73.80

S&P 1500	100.00

S&P U.S. Preferred Stock	31.55

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income

S&P 100	$51,621,552

S&P MidCap 400	69,423,182

S&P MidCap 400 Growth	13,511,533

S&P MidCap 400 Value	28,734,101

S&P SmallCap 600	36,876,243

iShares Index Fund	Qualified Dividend Income

S&P SmallCap 600 Growth	$6,622,592

S&P SmallCap 600 Value	15,756,008

S&P 1500	5,543,303

S&P U.S. Preferred Stock	90,595,375

Under Section 871(k)(1)(C) of the Code, the iShares S&P U.S. Preferred Stock Index Fund designates $104,253,174 as the maximum amount of interest-related dividends for the fiscal year ended March 31, 2010.

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

iShares Index Fund	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

S&P MidCap 400	$0.87811	$ –	$0.04291	$0.92102	95%	–%	5%	100%

S&P MidCap 400 Growth	$0.49450	$ –	$0.01521	$0.50971	97%	–%	3%	100%

S&P MidCap 400 Value	$1.21298	$ –	$0.07507	$1.28805	94%	–%	6%	100%

S&P SmallCap 600	$0.50783	$ –	$0.02935	$0.53718	95%	–%	5%	100%

S&P SmallCap 600 Growth	$0.29688	$ –	$0.00756	$0.30444	98%	–%	2%	100%

S&P SmallCap 600 Value	$0.76010	$ –	$0.05542	$0.81552	93%	–%	7%	100%

S&P 1500	$0.88380	$ –	$0.00787	$0.89167	99%	–%	1%	100%

S&P U.S. Preferred Stock	$2.87138	$ –	$0.00000	$2.87138	100%	–%	–%	100%

TAX INFORMATION	91

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

On November 4, 2009, a special meeting of shareholders of iShares Trust was called to consider, among other proposals, the approval of a new advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc.

The shareholder meetings for the iShares S&P 100, iShares S&P 1500 and iShares Nasdaq Biotechnology Index Funds were subsequently adjourned until November 19, 2009, at which time the shareholders of these Funds approved the new advisory agreement. The results of the shareholder vote were as follows:

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P 100	25,104,803	203,010	341,841	1,417,343
S&P 1500	2,826,876	64,541	59,532	372,300
Nasdaq Biotechnology	8,332,162	106,372	77,773	1,885,410

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	16	1.21
Between 0.5% and –0.5%	1,264	95.82
Less than –0.5% and Greater than –1.0%	17	1.29
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,300	98.55
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.48
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,295	98.16
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	12	0.91
Between 0.5% and –0.5%	1,288	97.64
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,294	98.10
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	2	0.15

	1,319	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	13	0.99
Between 0.5% and –0.5%	1,282	97.17
Less than –0.5% and Greater than –1.0%	13	0.99
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	3	0.23

	1,319	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 1500 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,291	97.87
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,319	100.00%

iShares S&P U.S. Preferred Stock Index Fund

Period Covered: April 1, 2007 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.40%
Greater than 5.0% and Less than 5.5%	1	0.13
Greater than 4.5% and Less than 5.0%	2	0.26
Greater than 4.0% and Less than 4.5%	3	0.40
Greater than 3.5% and Less than 4.0%	1	0.13
Greater than 3.0% and Less than 3.5%	1	0.13
Greater than 2.5% and Less than 3.0%	11	1.46
Greater than 2.0% and Less than 2.5%	12	1.59
Greater than 1.5% and Less than 2.0%	27	3.58
Greater than 1.0% and Less than 1.5%	40	5.30
Greater than 0.5% and Less than 1.0%	100	13.25
Between 0.5% and –0.5%	517	68.48
Less than –0.5% and Greater than –1.0%	22	2.91
Less than –1.0% and Greater than –1.5%	9	1.19
Less than –1.5% and Greater than –2.0%	3	0.40
Less than –2.0% and Greater than –2.5%	1	0.13
Less than –2.5% and Greater than –3.0%	1	0.13
Less than –3.0% and Greater than –3.5%	1	0.13

	755	100.00%

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,302	98.71
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parent giving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

100	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	101

Notes:

102	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	103

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

104	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

ISHARES FAMILY OF FUNDS	105

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, no rare they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE”is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

106	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-31-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares S&P Asia 50 Index Fund | AIA | NYSE Arca
iShares S&P Developed ex-U.S. Property Index Fund | WPS | NYSE Arca
iShares S&P Europe 350 Index Fund | IEV | NYSE Arca
iShares S&P Latin America 40 Index Fund | ILF | NYSE Arca
iShares S&P/TOPIX 150 Index Fund | ITF | NYSE Arca
iShares S&P Emerging Markets Infrastructure Index Fund | EMIF | NASDAQ

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
60.92%	61.83%	62.05%	(6.03)%	(5.80)%	(5.56)%	(13.79)%	(13.28)%	(12.74)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	30.46%

Technology	21.43

Communications	9.11

Basic Materials	8.28

Industrial	8.00

Consumer Cyclical	7.03

Energy	6.41

Utilities	3.56

Diversified	3.55

Consumer Non-Cyclical	1.82

Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	11.91%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.56

China Mobile Ltd. (China)	5.52

China Life Insurance Co. Ltd. Class H (China)	3.95

Industrial and Commercial Bank of China Ltd. Class H (China)	3.90

POSCO (South Korea)	3.73

Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.57

China Construction Bank Corp. Class H (China)	3.05

CNOOC Ltd. (China)	2.92

PetroChina Co. Ltd. Class H (China)	2.74

TOTAL	46.85%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 60.92%, while the total return for the Index was 62.05%.

The Asian stock markets represented in the Index enjoyed robust returns for the reporting period, advancing by more than 60%. A primary catalyst for the sharp rally in Asian stocks was a budding global economic recovery that brought renewed demand for the exported goods and services that many Asian economies rely on to fuel their growth. The improving economic environment, which followed a severe global economic downturn and credit crisis that weighed on Asian stocks in late 2008 and early 2009, also helped boost investors’ appetite for risk. This increased risk appetite contributed to greater demand for stocks in emerging markets, several of which are represented in the Index.

Among the Asian markets represented in the Index, the best performers were South Korea and Singapore — two countries whose economies are especially dependent on exports to the U.S. and other developed nations. These two markets fell the most during the downturn and consequently enjoyed the biggest rebound as the global recovery gained momentum. China was the weakest performer among the markets in the Index for the reporting period. Although China has historically been (and remains) a major exporter, the Chinese economy held up well during the global downturn as the Chinese government implemented a number of public spending programs to stimulate domestic demand, which helped offset the decline in exports. As a result, China did not have as far to bounce back as other Asian economies. The two remaining markets, Taiwan and Hong Kong, are closely aligned with China but posted slightly better returns overall.

From a sector perspective, the most economically sensitive segments of the Index generated the best returns, led by the consumer discretionary, materials and information technology sectors. The financial sector also fared well, rebounding sharply after a massive

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

decline during the credit crisis and economic downturn. In contrast, the more defensive segments of the Index posted the weakest returns; the most notable example was telecommunication services, which was the only sector in the Index to return less than 20% for the reporting period.

Each of the Fund’s ten largest holdings as of March 31, 2010 posted double-digit gains for the reporting period. The top performer, and the only stock among the ten largest to return more than 100%, was Taiwan-based electronics manufacturer Hon Hai Precision Industry Co. Ltd., which appeared to benefit from increased consumer spending on technology. Other strong performers included South Korean steelmaker POSCO, South Korean electronics manufacturer Samsung Electronics Co. Ltd. (the Fund’s largest holding as of March 31, 2010), and Chinese energy producer CNOOC Ltd. The only stock among the Fund’s top ten holdings to return less than 20% for the reporting period was wireless provider China Mobile Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.62%	70.81%	70.33%	(13.07)%	(12.93)%	(13.49)%	(31.24)%	(30.95)%	(32.09)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

SHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	35.16%

REITs - Diversified	26.93

Real Estate Management/Services	13.64

REITs - Shopping Centers	10.89

REITs - Office Property	7.39

Building - Residential/Commercial	1.51

Hotels and Motels	1.23

REITs - Warehouse/Industrial	0.90

REITs - Apartments	0.80

REITs - Hotels	0.34

REITs - Health Care	0.27

REITs - Storage	0.14

Diversified Operations	0.09

REITs - Regional Malls	0.09

Theaters	0.05

Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Westfield Group (Australia)	5.55%

Sun Hung Kai Properties Ltd. (Hong Kong)	5.37

Mitsubishi Estate Co. Ltd. (Japan)	4.79

Cheung Kong (Holdings) Ltd. (Hong Kong)	4.60

Unibail-Rodamco SE (France)	4.37

Mitsui Fudosan Co. Ltd. (Japan)	3.31

CapitaLand Ltd. (Singapore)	2.12

Stockland Corp. Ltd. (Australia)	2.07

Sumitomo Realty & Development Co. Ltd. (Japan)	1.93

Land Securities Group PLC (United Kingdom)	1.84

TOTAL	35.95%

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 70.62%, while the total return for the Index was 70.33%.

Equity markets worldwide enjoyed robust returns for the reporting period. A primary catalyst for the global stock market rally was a budding economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets around the globe. However, signs of economic stabilization began to appear early in the reporting period, and by the second half of 2009, many economies had returned to positive growth after several quarters of economic contraction. Global stock markets also got a boost from improving credit conditions.

On a regional basis, emerging markets generated the best results, appearing to benefit from the global recovery and an increase in investors’ appetite for risk. Among developed markets, equity markets along the Pacific Rim (excluding Japan) were the best performers during the reporting period. European stock markets also generated healthy returns, although they gave back some of their gains late in the period amid a sovereign debt crisis in Greece. U.S. stocks lagged modestly despite the U.S. economy leading the overall recovery. The Japanese stock market generated the lowest returns as weak domestic demand cast doubt on the strength of the country’s economic rebound.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

As represented by the Index, international property-related stocks of developed countries posted returns of more than 70% for the reporting period, outpacing the broad global equity indexes by a notable margin. The burgeoning global economic recovery provided a strong boost to the property sector, increasing the likelihood of higher lease rates and rising commercial property values going forward. In addition, as credit conditions improved, property-related companies were able to raise capital in both the equity and debt markets, helping to ease concerns about near-term debt maturities and deteriorating balance sheets. As a result, property-related stocks generated outsized gains for the reporting period.

Each of the Fund’s ten largest holdings as of March 31, 2010 advanced by more than 40% for the reporting period. Australian property owner Stockland Corp. Ltd., which owns shopping malls, office buildings, and apartments, was the best performer, advancing as the Australian economy remained resilient. Singapore-based property owner CapitaLand Ltd. was another top performer. The company owns properties throughout Asia, with about one-quarter of its revenues coming from China. Other noteworthy performers included Japanese property owner Sumitomo Realty & Development Co. Ltd. and U.K. property developer Land Securities Group PLC. The weakest performers among the Fund’s ten largest holdings were Japanese real estate developer Mitsubishi Estate Co. Ltd. and French property owner Unibail-Rodamco SE, which focuses primarily on retail properties.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.79%	54.35%	55.75%	3.24%	3.17%	3.70%	1.91%	1.88%	2.31%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.79%	54.35%	55.75%	17.29%	16.89%	19.90%	20.12%	19.82%	24.78%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	23.67%

Consumer Non-Cyclical	23.10

Energy	11.09

Communications	10.02

Industrial	9.29

Basic Materials	9.03

Utilities	6.17

Consumer Cyclical	5.11

Technology	1.49

Diversified	0.63

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.89%

BP PLC (United Kingdom)	2.72

HSBC Holdings PLC (United Kingdom)	2.70

Novartis AG Registered (Switzerland)	2.18

Total SA (France)	2.10

Vodafone Group PLC (United Kingdom)	1.85

Roche Holding AG Genusschein (Switzerland)	1.73

Banco Santander SA (Spain)	1.67

Royal Dutch Shell PLC Class A (United Kingdom)	1.57

GlaxoSmithKline PLC (United Kingdom)	1.52

TOTAL	20.93%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 IndexTM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 54.79%, while the total return for the Index was 55.75%.

As represented by the Index, European stocks enjoyed robust returns for the reporting period, advancing by more than 50%. A primary catalyst for the sharp rally in European stocks was a budding economic recovery that gradually developed across Europe during the period. European stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn weighed on equity markets worldwide. However, signs of economic stabilization began to appear early in the reporting period, and by the third quarter of 2009, many European countries, led by Germany and France, registered positive economic growth after several quarters of economic contraction.

Another factor contributing to the healthy advance in European stocks was improving credit conditions. The global recession was accompanied by a liquidity crisis in the credit markets that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments. In response, governments worldwide intervened to help provide liquidity, support the financial sector, and prevent a systemic collapse. These efforts helped many financial companies make some progress toward deleveraging and strengthening their balance sheets during the reporting period.

European stocks gave back some of their gains late in the reporting period as a new set of credit issues emerged. Greece faced an enormous fiscal deficit and the possibility of defaulting on its sovereign debt, leading to concerns about other European countries with fiscal challenges, including Portugal, Spain, and Ireland. These concerns caused the euro to weaken against the U.S. dollar and other major currencies, putting further downward pressure on European stocks. Nonetheless, for the full reporting period, the euro appreciated versus the U.S. dollar by about 1%, modestly boosting European equity returns for U.S. investors.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

Every European market posted double-digit gains for the reporting period. The leading performers included Sweden, the Netherlands, and the United Kingdom. Lesser performers were those adversely affected by the sovereign debt concerns, including Greece, Ireland, and Portugal, all of which were small weightings within the Index.

From a sector perspective, the most economically sensitive segments generated the best results, led by the materials and industrials sectors. The financial sector also fared well, rebounding sharply after a massive decline during the credit crisis and economic downturn. In contrast, the more defensive segments of the Index posted weaker returns; these included telecommunication services, utilities, and health care.

Each of the Fund’s ten largest holdings as of March 31, 2010 gained more than 20% for the reporting period. Three of the ten largest holdings posted returns of more than 50%: Spanish bank Banco Santander SA, British bank HSBC Holdings PLC, and Swiss food products maker Nestle SA (the Fund’s largest holding as of March 31, 2010). Lesser performers included pharmaceutical companies Roche Holding AG of Switzerland and GlaxoSmithKline PLC of the United Kingdom, along with British energy producer Royal Dutch Shell PLC.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.64%	92.17%	97.82%	26.56%	26.65%	27.00%	25.44%	25.45%	25.76%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.64%	92.17%	97.82%	224.68%	225.92%	230.43%	576.42%	576.62%	590.78%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Basic Materials	26.01%

Financial	21.97

Communications	13.92

Energy	13.87

Consumer Non-Cyclical	7.21

Utilities	6.86

Consumer Cyclical	4.83

Industrial	3.25

Diversified	1.54

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	13.62%

Itau Unibanco Holding SA SP ADR (Brazil)	11.57

America Movil SAB de CV Series L (Mexico)	10.11

Petroleo Brasileiro SA SP ADR (Brazil)	9.94

Banco Bradesco SA Preferred SP ADR (Brazil)	4.94

Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	4.11

Companhia Siderurgica Nacional SA SP ADR (Brazil)	4.06

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.93

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.52

Gerdau SA Preferred SP ADR (Brazil)	3.07

TOTAL	68.87%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 IndexTM (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Peru, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 92.64%, while the total return for the Index was 97.82%.

As represented by the Index, Latin American stocks enjoyed very strong returns for the reporting period, advancing by nearly 100%. A primary catalyst for the substantial rally in Latin American stocks was a budding global economic recovery that brought renewed demand for the commodities produced by many Latin American countries. The improving economic environment, which followed a severe global economic downturn and credit crisis that weighed on Latin American stocks in late 2008 and early 2009, also helped boost investors’ appetite for risk. This increased risk appetite contributed to greater demand for emerging markets stocks, including those represented in the Index.

Among the major markets represented in the Index, Brazil generated the largest return for the reporting period. The Brazilian economy was one of the fastest to recover after the downturn due, in part, to growing demand (particularly from China) for its farm exports, oil, and iron ore. Mexico’s stock market also generated a strong return, benefiting from signs of economic recovery in the U.S., Mexico’s largest trading partner. The Chilean stock market posted a lower return, though it still returned healthy gains. Chile’s economy and stock market held up the best during the downturn, so the country’s stock market bounced back to a lesser degree during the reporting period.

From a sector perspective, the materials sector of the Index – which is closely tied with commodities – generated the best results. The financial sector also performed well, rebounding sharply after a massive decline during the credit crisis and economic downturn. In

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

contrast, the more defensive segments of the Index posted the weakest returns; the most notable example was utilities, which was the only sector in the Index to return less than 50% for the reporting period.

Each of the Fund’s ten largest holdings as of March 31, 2010 returned more than 60% for the reporting period, and all but two of them delivered gains of more than 100%. The best performers were commodity-oriented companies from Brazil: steel producers Gerdau SA and Companhia Siderurgica Nacional SA, both of which benefited from rising demand for steel and higher prices; and mining company Vale SA, the Fund’s largest holding as of March 31, 2010. Other top performers included Brazilian bank Itau Unibanco Holding SA and Mexican discount retailer Wal-Mart de Mexico SAB de CV. Lesser performers included Mexican wireless telecommunications provider America Movil SAB de CV and Brazilian energy producer Petroleo Brasileiro SA.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.60%	35.29%	37.66%	1.09%	1.23%	1.30%	2.78%	2.80%	3.00%

Cumulative Total Returns

Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.60%	35.29%	37.66%	5.57%	6.29%	6.66%	26.02%	26.23%	28.29%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Cyclical	27.96%

Industrial	21.24

Financial	16.63

Consumer Non-Cyclical	9.74

Basic Materials	7.12

Technology	5.56

Communications	5.15

Utilities	4.96

Energy	0.77

Short-Term and Other Net Assets	0.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Toyota Motor Corp.	5.92%

Mitsubishi UFJ Financial Group Inc.	3.93

Honda Motor Co. Ltd.	3.10

Canon Inc.	2.82

Sumitomo Mitsui Financial Group Inc.	2.49

Sony Corp.	2.13

Mitsubishi Corp.	2.11

Nintendo Co. Ltd.	1.96

Nippon Telegraph and Telephone Corp.	1.85

Takeda Pharmaceutical Co. Ltd.	1.74

TOTAL	28.05%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 IndexTM (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 37.60%, while the total return for the Index was 37.66%.

As represented by the Index, the Japanese stock market enjoyed solid returns for the reporting period, advancing by more than 35%. A primary catalyst for the sizable rally in Japanese stocks was a budding global economic recovery that gradually gained momentum during the period. Japanese stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn weighed on equity markets worldwide. However, signs of economic stabilization began to appear early in the reporting period; Japan’s economy grew at a 6% annual rate in the second quarter of 2009 after four consecutive quarters of economic contraction.

Another factor contributing to the advance in Japanese stocks was improving credit conditions. The global recession was accompanied by a liquidity crisis in the credit markets that led to hundreds of billions of dollars in losses on mortgage-related securities and other credit instruments. In response, governments worldwide intervened to help provide liquidity, support the financial sector, and prevent a systemic collapse. These efforts helped many financial companies make some progress toward deleveraging and strengthening their balance sheets during the reporting period.

Weakness in the U.S. dollar also contributed favorably to the performance of Japanese stocks. The dollar declined by about 5% versus the Japanese yen during the reporting period, boosting returns for U.S. investors.

Despite its healthy advance, the Japanese stock market lagged the returns of the broad global equity indexes. One factor behind this underperformance was the fragility of the recovery in the Japanese economy. After rebounding in the second quarter of 2009, the Japanese economy contracted modestly in the third quarter before returning to positive growth in the fourth quarter. Although exports to countries such as the U.S. and China were a driving factor behind the renewed growth, domestic demand remained relatively weak amid falling wages and persistent deflation.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

From a sector perspective, the most economically sensitive segments of the Index generated the best results, led by the consumer discretionary, materials, industrials, and information technology sectors. In contrast, energy was the only sector in the Index to decline for the reporting period. Japan imports all of its oil and gas, and a sharp rise in oil prices during the reporting period weighed on profits in the energy sector.

Nine of the Fund’s ten largest holdings as of March 31, 2010 advanced for the reporting period. The top performer and the only stock among the ten largest to return more than 100% was industrial conglomerate Mitsubishi Corp., which appeared to benefit from increased global demand for industrial goods. Other strong performers included electronics manufacturers Sony Corp. and Canon Inc., as well as auto manufacturer Honda Motor Co. Ltd. The only stock among the ten largest holdings to decline for the reporting period was financial services company Sumitomo Mitsui Financial Group Inc.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2010

Cumulative Total Returns

Inception to 3/31/10

NAV	MARKET	INDEX
27.32%	27.93%	25.64%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/16/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Industry/Investment Type	Percentage of Net Assets
Electric - Integrated	25.89%

Petrochemicals	11.89

Electric - Generation	11.15

Airport Development/Maintenance	10.37

Exchange-Traded Funds	7.75

Oil - Field Services	7.74

Diversified Operations	7.14

Public Thoroughfares	6.18

Gas - Distribution	4.29

Marine Services	3.31

Steel Pipe and Tube	3.26

Short-Term and Other Net Assets	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Ultrapar Participacoes SA SP ADR (Brazil)	11.89%

China Merchants Holdings (International) Co. Ltd. (China)	7.14

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	6.99

CEZ AS (Czech Republic)	6.50

Korea Electric Power Corp. SP ADR (South Korea)	6.10

China Oilfield Services Ltd. Class H (China)	6.04

CPFL Energia SA SP ADR (Brazil)	4.75

PT Perusahaan Gas Negara Tbk (Indonesia)	4.29

iShares MSCI Malaysia Index Fund	3.43

Grupo Aeroportuario del Pacifico SAB de CV SP ADR (Mexico)	3.41

TOTAL	60.54%

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in the emerging markets. The Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from June 16, 2009 (inception date of the Fund) through March 31, 2010 (the “reporting period”), the total return for the Fund was 27.32%, while the total return for the Index was 25.64%.

Stocks in emerging markets enjoyed robust returns for the reporting period. A primary catalyst for the rally in emerging markets was a budding global economic recovery that gradually gained momentum during the period. Stocks had fallen substantially in late 2008 and early 2009 as a severe global economic downturn and a liquidity crisis in the credit markets weighed on equity markets worldwide. However, by the beginning of the reporting period, many economies had returned to positive growth after several quarters of economic contraction. Emerging markets, whose economies are typically dependent on exports to developed nations, were substantial beneficiaries of the improving global economic environment.

Among the countries represented in the Index, the best performers were Latin American markets such as Brazil, Mexico, and Chile. These countries were among the fastest to recover from the economic downturn and benefited from signs of recovery in their largest trading partners. China (the largest country weighting in the Index as of March 31, 2010) was among the weaker performers for the reporting period. The Chinese economy held up well during the global downturn as the Chinese government implemented a number of public spending programs to stimulate domestic demand. As a result, China did not have as far to bounce back as other emerging economies.

As represented by the Index, emerging markets infrastructure stocks posted returns of more than 25% for the reporting period. One key factor was utilities stocks, which comprised a significant portion of the Index as of March 31, 2010. Utilities, which are generally considered to be defensive stocks, lagged as investors shifted into more economically sensitive segments of the equity market. On the positive side,

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

transportation stocks and energy distributors fared better as the burgeoning economic recovery led to expectations of increased spending on global infrastructure projects after these developments were delayed or eliminated during the economic downturn.

Each of the Fund’s ten largest holdings as of March 31, 2010 advanced for the reporting period. The best performers were Mexican airport operator Grupo Aeroportuario del Pacifico SAB de CV, which benefited from increased tourist traffic and cost reductions, and Indonesian natural gas distributor PT Perusahaan Gas Negara Tbk, which rallied as demand for gas increased and prices rose. Other top performers included Brazilian energy distributor Ultrapar Participacoes SA (the Fund’s largest holding as of March 31, 2010) and electric utility Korea Electric Power Corp. The weaker performers among the Fund’s ten largest holdings were electric utilities CEZ AS of the Czech Republic and Companhia Energetica de Minas Gerais of Brazil.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
S&P Asia 50
Actual	$1,000.00	$1,051.00	0.50%	$2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P Developed ex-U.S. Property
Actual	1,000.00	1,016.10	0.48	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.48	2.42
S&P Europe 350
Actual	1,000.00	1,009.90	0.60	3.01
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
S&P Latin America 40
Actual	1,000.00	1,137.20	0.50	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
S&P/TOPIX 150
Actual	$1,000.00	$1,060.90	0.50%	$2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.50	2.52
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,123.40	0.71	3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.71	3.58

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.65%

CHINA – 22.08%
China Construction Bank Corp. Class H	5,364,000	$4,393,607
China Life Insurance Co. Ltd. Class H	1,188,000	5,691,604
China Mobile Ltd.	828,000	7,965,742
CNOOC Ltd.	2,556,000	4,206,947
Industrial and Commercial Bank of China Ltd. Class H	7,380,000	5,626,695
PetroChina Co. Ltd. Class H	3,384,000	3,957,232

		31,841,827

HONG KONG – 16.59%
BOC Hong Kong (Holdings) Ltd.	594,000	1,416,781
Cheung Kong (Holdings) Ltd.	223,000	2,871,972
CLP Holdings Ltd.	306,000	2,187,206
Esprit Holdings Ltd.	202,940	1,600,844
Hang Seng Bank Ltd.	115,200	1,605,296
Hong Kong and China Gas Co. Ltd. (The)	648,000	1,615,681
Hong Kong Exchanges and Clearing Ltd.	180,000	3,004,366
Hutchison Whampoa Ltd.	324,000	2,370,111
Li & Fung Ltd.[a]	432,000	2,125,311
Sun Hung Kai Properties Ltd.	252,000	3,790,694
Swire Pacific Ltd. Class A	111,000	1,335,197

		23,923,459

SINGAPORE – 9.79%
DBS Group Holdings Ltd.	260,500	2,664,533
Keppel Corp. Ltd.	216,000	1,409,048
Oversea-Chinese Banking Corp. Ltd.[a]	432,000	2,691,406
Singapore Airlines Ltd.	74,000	804,549
Singapore Telecommunications Ltd.	1,188,000	2,693,723
United Overseas Bank Ltd.	180,000	2,474,590
Wilmar International Ltd.	288,000	1,380,208

		14,118,057

SOUTH KOREA – 29.51%
Hyundai Heavy Industries Co. Ltd.	10,800	2,262,230
Hyundai Mobis Co. Ltd.	11,880	1,574,970
Hyundai Motor Co. Ltd.	27,972	2,855,421

Security	Shares	Value
KB Financial Group Inc.	61,920	$2,988,053
Korea Electric Power Corp.[b]	41,040	1,325,743
KT&G Corp.	22,325	1,235,181
LG Electronics Inc.	15,120	1,536,789
POSCO	11,520	5,375,898
Samsung C&T Corp.[a]	21,600	1,162,614
Samsung Electronics Co. Ltd.	23,760	17,177,675
Shinhan Financial Group Co. Ltd.	75,968	2,984,469
SK Energy Co. Ltd.	10,085	1,082,971
SKTelecom Co. Ltd. SP ADR	57,278	988,618

		42,550,632

TAIWAN – 21.68%
ASUSTeK Computer Inc.	685,572	1,193,782
AU Optronics Corp.	1,224,273	1,391,657
Cathay Financial Holding Co. Ltd.[b]	1,044,750	1,743,553
China Steel Corp.	1,656,130	1,713,076
Chunghwa Telecom Co. Ltd.	767,689	1,501,149
Formosa Chemicals & Fibre Corp.	540,490	1,264,513
Formosa Plastics Corp.	792,030	1,745,768
Hon Hai Precision Industry Co. Ltd.	1,188,685	5,146,552
HTC Corp.	126,215	1,474,456
MediaTek Inc.	180,731	3,135,675
Nan Ya Plastics Corp.	900,010	1,836,408
Taiwan Semiconductor Manufacturing Co. Ltd.	4,140,343	8,017,857
United Microelectronics Corp.[b]	2,088,430	1,108,069

		31,272,515

TOTAL COMMON STOCKS
(Cost: $125,612,402)		143,706,490

SHORT-TERM INVESTMENTS – 0.95%

MONEY MARKET FUNDS – 0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	1,050,874	1,050,874
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	190,283	190,283

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	128,340	$128,340

		1,369,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,369,497)		1,369,497

TOTAL INVESTMENTS IN SECURITIES – 100.60%
(Cost: $126,981,899)		145,075,987

Other Assets, Less Liabilities – (0.60)%		(865,110)

NET ASSETS – 100.00%		$144,210,877

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.43%

AUSTRALIA – 15.77%
Abacus Property Group	342,405	$125,711
Ardent Leisure Group	93,590	118,115
Aspen Group Ltd.	171,325	79,412
Astro Japan Property Trust	164,220	55,016
Australand Property Group	322,280	150,860
BGP Holdings PLC[a]	1,986,852	269
Bunnings Warehouse Property Trust	83,475	148,638
Centro Retail Group	318,185	52,568
CFS Retail Property Trust	533,470	918,085
Challenger Diversified Property Group	156,520	75,423
Charter Hall Group	196,980	127,463
Commonwealth Property Office Fund	515,760	428,418
Cromwell Group	151,830	101,731
Dexus Property Group	1,212,575	901,499
FKP Property Group[b]	181,475	119,095
Goodman Group	1,543,395	927,876
GPT Group	2,184,490	1,152,895
ING Industrial Fund	592,445	241,980
ING Office Fund	728,350	391,082
Lend Lease Corp. Ltd.	130,830	1,039,913
Macquarie CountryWide Trust	348,740	179,251
Macquarie Office Trust	1,062,320	277,889
Mirvac Group	759,325	1,027,996
Peet Ltd.	17,955	37,904
Stockland Corp. Ltd.	608,755	2,229,396
Sunland Group Ltd.[c]	59,885	43,148
Valad Property Group[c]	607,635	58,560
Westfield Group	540,575	5,983,771

		16,993,964

AUSTRIA – 1.91%
Atrium European Real Estate Ltd.	95,830	614,624
CA Immo International AGc	4,130	35,821
CA Immobilien Anlagen AGc	9,065	110,025
conwert Immobilien Invest SEc	19,705	245,031
IMMOEAST AGc	97,370	534,911
IMMOFINANZ AGc	109,585	398,872

Security	Shares	Value
Sparkassen Immobilien AGc	17,185	$115,103

		2,054,387

BELGIUM – 0.85%
Befimmo SCA	4,025	338,810
Cofinimmo SA	3,710	523,837
Intervest Offices NV	350	11,262
Warehouses De Pauw SCA	910	43,035

		916,944

CANADA – 3.86%
Allied Properties Real Estate Investment Trust	1,470	29,413
Artis Real Estate Investment Trust	5,390	62,052
Boardwalk Real Estate Investment Trust	7,420	294,372
Brookfield Properties Corp.	63,175	974,510
Calloway Real Estate Investment Trust	11,830	247,316
Canadian Apartment Properties Real Estate Investment Trust	10,710	151,484
Canadian Real Estate Investment Trust	9,380	255,637
Chartwell Seniors Housing Real Estate Investment Trust	17,395	124,305
Cominar Real Estate Investment Trust	8,610	163,111
Dundee Real Estate Investment Trust	4,305	109,858
Extendicare Real Estate Investment Trust	11,130	114,860
First Capital Realty Inc.	10,675	233,165
H&R Real Estate Investment Trust	18,515	303,489
InnVest Real Estate Investment Trust	2,485	14,549
Killam Properties Inc.	6,020	48,537
Melcor Developments Ltd.	4,585	52,333
MI Developments Inc. Class A	13,230	173,305
Morguard Real Estate Investment Trust	2,765	37,174
Northern Property Real Estate Investment Trust	945	22,541
Primaris Retail Real Estate Investment Trust	10,080	166,915
RioCan Real Estate Investment Trust	31,605	575,684

		4,154,610

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2010

Security	Shares	Value
DENMARK – 0.04%
TK Development A/Sc	8,365	$47,132

		47,132

FINLAND – 0.38%
Citycon OYJ	32,235	128,671
Sponda OYJ	48,895	204,434
Technopolis OYJ	16,240	80,866

		413,971

FRANCE – 8.10%
Fonciere des Regions	7,245	799,452
Gecina SA	5,915	655,814
Icade	4,970	554,200
Klepierre	22,330	878,644
Mercialys	11,410	410,674
ProLogis European Properties[c]	36,190	255,274
Societe de la Tour Eiffel	1,470	123,341
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,660	336,493
Unibail-Rodamco SE	23,205	4,709,803

		8,723,695

GERMANY – 0.99%
Alstria Office REIT AG	5,985	68,026
Colonia Real Estate AGc	6,265	40,521
Deutsche EuroShop AG	8,400	276,365
Deutsche Wohnen AG Bearer[c]	15,995	162,494
DIC Asset AG	5,524	54,190
GAGFAH SA	23,415	209,899
IVG Immobilien AGc	19,880	174,041
PATRIZIA Immobilien AGc	7,175	31,553
TAG Immobilien AGc	9,205	52,935

		1,070,024

HONG KONG – 22.97%
Champion REIT[b]	490,000	234,124
Cheung Kong (Holdings) Ltd.	385,000	4,958,337
Chinese Estates Holdings Ltd.	175,000	292,542
Far East Consortium International Ltd.	315,000	93,307
Great Eagle Holdings Ltd.	70,000	196,530
GZI Real Estate Investment Trust	35,000	14,875
Hang Lung Group Ltd.	210,000	1,114,274
Hang Lung Properties Ltd.[b]	490,000	1,975,221

Security	Shares	Value
Henderson Land Development Co. Ltd.	245,929	$1,732,497
HKR International Ltd.	224,000	93,181
Hongkong Land Holdings Ltd.	280,000	1,419,600
Hopewell Holdings Ltd.	192,500	570,209
Hopson Development Holdings Ltd.	140,000	226,100
Hysan Development Co. Ltd.	140,000	404,781
K. Wah International Holdings Ltd.	280,000	104,215
Kerry Properties Ltd.	175,000	938,703
Kowloon Development Co. Ltd.	105,000	133,064
Lai Fung Holdings Ltd.	875,000	32,680
Link REIT (The)	560,000	1,380,401
Neo-China Land Group (Holdings) Ltd.[a,c]	69,000	28,170
New World China Land Ltd.[b]	420,000	149,832
Pacific Century Premium Developments Ltd.[c]	35,000	13,072
Prosperity REIT	35,000	6,536
Regal Real Estate Investment Trust	315,000	77,485
RREEF China Commercial Trust	140,000	75,367
Shui On Land Ltd.	507,500	259,479
Silver Grant International Industries Ltd.	280,000	101,691
Sino Land Co. Ltd.	630,000	1,234,896
Sinolink Worldwide Holdings Ltd.[b]	490,000	83,300
SRE Group Ltd.[c]	560,000	55,533
Sun Hung Kai Properties Ltd.	385,000	5,791,338
Sunlight Real Estate Investment Trust	420,000	103,855
Tian An China Investments Co. Ltd.	245,200	154,736
Tomson Group Ltd.	188,953	87,362
Wheelock and Co. Ltd.	210,000	619,341

		24,756,634

ITALY – 0.26%
Beni Stabili SpA	143,718	139,431
Immobiliare Grande Distribuzione SpA	42,280	85,756
Pirelli & C. Real Estate SpA[c]	88,480	55,252

		280,439

JAPAN – 20.88%
Advance Residence Investment Corp.[c]	175	217,064

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2010

Security	Shares	Value
AEON Mall Co. Ltd.	17,500	$369,141
DA Office Investment Corp.	70	149,604
Daibiru Corp.	10,500	88,549
Daito Trust Construction Co. Ltd.	21,000	1,013,592
Daiwa House Industry Co. Ltd.	140,000	1,580,693
Frontier Real Estate Investment Corp.	35	271,939
Fukuoka REIT Corp.	35	186,724
Global One Real Estate Investment Corp. Ltd.	35	244,970
Hankyu REIT Inc.	35	138,217
Heiwa Real Estate Co. Ltd.	35,000	105,255
Hulic Co. Ltd.	14,000	103,082
Japan Excellent Inc.	35	167,059
Japan Logistics Fund Inc.	35	280,554
Japan Office Investment Corp.	35	31,427
Japan Prime Realty Investment Corp.	140	311,794
Japan Real Estate Investment Corp.	105	895,601
Japan Retail Fund Investment Corp.	350	412,029
Kenedix Realty Investment Corp.	70	188,110
Leopalace21 Corp.[c]	28,000	145,334
MID REIT Inc.	35	71,693
Mitsubishi Estate Co. Ltd.	315,000	5,157,855
Mitsui Fudosan Co. Ltd.	210,000	3,566,674
Mori Hills REIT Investment Corp.	35	76,900
MORI TRUST Sogo REIT Inc.	35	307,149
Nippon Accommodations Fund Inc.	35	180,169
Nippon Building Fund Inc.	140	1,206,122
Nippon Commercial Investment Corp.	70	94,542
Nomura Real Estate Holdings Inc.	17,500	270,066
Nomura Real Estate Office Fund Inc.	70	393,301
NTT Urban Development Corp.	245	207,138
ORIX JREIT Inc.	70	317,262
Premier Investment Corp.	35	115,181
Sankei Building Co. Ltd. (The)[b]	7,000	43,600
Shoei Co. Ltd.	10,500	79,671
Sumitomo Realty & Development Co. Ltd.	109,000	2,075,246
TOC Co. Ltd.	17,500	66,299
Tokyo Tatemono Co. Ltd.	105,000	377,568
Tokyo Theatres Co. Inc.	35,000	53,189
Tokyu Land Corp.	105,000	401,166
TOKYU REIT Inc.	35	184,102

Security	Shares	Value
Top REIT Inc.	35	$158,444
United Urban Investment Corp.	35	201,520

		22,505,595

NETHERLANDS – 2.63%
Corio NV	19,355	1,294,666
Eurocommercial Properties NV	8,925	359,273
Nieuwe Steen Investments NV	8,703	185,178
Plaza Centers NVc	22,050	45,154
VastNed Offices/Industrial NV	5,495	100,005
VastNed Retail NV	4,865	325,521
Wereldhave NV	5,495	527,608

		2,837,405

NEW ZEALAND – 0.41%
AMP NZ Office Trust	205,870	109,556
Goodman Property Trust	188,965	134,080
Kiwi Income Property Trust	273,140	193,806

		437,442

NORWAY – 0.17%
Norwegian Property ASA[c]	89,775	187,545

		187,545

SINGAPORE – 8.71%
Allgreen Properties Ltd.	210,000	178,749
Ascendas India Trust	175,000	121,419
Ascendas Real Estate Investment Trust	385,935	530,021
Ascott Residence Trust	105,000	93,130
Bukit Sembawang Estates Ltd.	35,000	117,414
Cambridge Industrial Trust	315,000	104,771
CapitaCommercial Trust[b]	525,000	405,565
CapitaLand Ltd.[b]	805,000	2,285,934
CapitaMall Trust Management Ltd.	665,000	841,923
CapitaMalls Asia Ltd.[c]	210,000	339,473
CapitaRetail China Trust	105,000	92,379
CDL Hospitality Trusts[b]	140,000	180,251
China New Town Development Co. Ltd.[c]	280,000	23,032
City Developments Ltd.	175,000	1,326,848
Fortune REIT	105,000	48,276
Frasers Centrepoint Trust[b]	105,000	100,640
Frasers Commercial Trust	700,000	75,105
GuocoLand Ltd.	70,000	119,166

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2010

Security	Shares	Value
Ho Bee Investment Ltd.	70,000	$90,126
Hong Fok Corp. Ltd.[c]	105,400	48,627
Indiabulls Properties
Investment Trust[c]	175,000	34,423
Keppel Land Ltd.	175,000	459,390
Lippo-Mapletree Indonesia
Retail Trust	35,000	12,017
Mapletree Logistics Trust[b]	315,000	191,517
Singapore Land Ltd.	35,000	170,237
Starhill Global REIT[b]	420,000	168,234
Suntec REIT	455,000	436,107
United Industrial Corp. Ltd.	116,000	170,924
UOL Group Ltd.	140,000	390,544
Wheelock Properties (Singapore) Ltd.	70,000	94,632
Wing Tai Holdings Ltd.	105,000	135,939

		9,386,813

SPAIN – 0.11%
Inmobiliaria Colonial SAb,c	357,840	64,882
Realia Business SAc	23,030	50,015

		114,897

SWEDEN – 1.54%
Castellum AB	44,660	451,440
Fabege AB	34,580	234,473
Hufvudstaden AB Class A	30,065	257,957
Klovern AB	6,545	23,826
Kungsleden AB	35,910	283,159
Wallenstam AB Class B	10,675	204,689
Wihlborgs Fastigheter AB	9,765	206,914

		1,662,458

SWITZERLAND – 1.78%
Allreal Holding AG Registered	2,652	327,295
Intershop Holdings AG Registered	35	10,541
Mobimo Holding AG Registered[c]	1,439	261,127
PSP Swiss Property AG Registered[c]	8,670	557,654
Swiss Prime Site AG Registered[c]	12,075	756,588
Zueblin Immobilien Holding AG Registered[c]	1,365	6,186

		1,919,391

UNITED KINGDOM – 8.07%
Big Yellow Group PLC[c]	29,155	150,366
British Land Co. PLC	221,130	1,613,764

Security	Shares	Value
CLS Holdings PLC[c]	6,160	$48,122
Daejan Holdings PLC	1,015	36,197
Derwent London PLC	22,925	475,026
Development Securities PLC	21,805	90,297
Grainger PLC	105,335	215,707
Great Portland Estates PLC	80,955	386,085
Hammerson PLC	178,955	1,067,911
Helical Bar PLC	23,590	120,913
Land Securities Group PLC	192,955	1,984,461
Liberty International PLC	110,670	845,252
Primary Health Properties PLC	9,450	43,255
SEGRO PLC	186,935	906,263
Shaftesbury PLC	59,325	346,102
St. Modwen Properties PLC	40,145	117,834
UNITE Group PLC[c]	41,195	161,283
Workspace Group PLC	234,500	85,371

		8,694,209

TOTAL COMMON STOCKS
(Cost: $131,718,063)		107,157,555

SHORT-TERM INVESTMENTS – 2.04%

MONEY MARKET FUNDS – 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	1,794,241	1,794,241
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	324,885	324,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	80,516	80,516

		2,199,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,199,642)		2,199,642

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 101.47%
(Cost: $133,917,705)	$109,357,197

Other Assets, Less Liabilities – (1.47)%	(1,586,069)

NET ASSETS – 100.00%	$107,771,128

a	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Non-income earning security.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.37%

AUSTRIA – 0.40%
Erste Group Bank AGa	56,448	$2,375,411
OMV AG	34,560	1,299,080
Telekom Austria AG	70,656	989,508
voestalpine AG	30,720	1,244,939

		5,908,938

BELGIUM – 1.61%
Anheuser-Busch InBev NV	172,032	8,681,400
Belgacom SA	34,944	1,367,416
Colruyt SA	4,301	1,060,637
Delhaize Group SA	23,048	1,855,582
Dexia SAa,b	247,296	1,477,665
Fortis[b]	568,175	2,026,550
Groupe Bruxelles Lambert SA	20,352	1,801,555
KBC Groep NVb	47,616	2,310,109
Solvay SA	13,056	1,344,565
UCB SA	21,611	924,481
Umicore	26,112	913,513

		23,763,473

DENMARK – 1.28%
A.P. Moller - Maersk A/S Class B	302	2,305,385
Carlsberg A/S Class B	23,040	1,937,204
Danske Bank A/Sb	119,424	2,943,328
Novo Nordisk A/S Class B	105,600	8,209,004
Novozymes A/S Class B	9,216	1,021,785
Vestas Wind Systems A/Sb	46,080	2,508,399

		18,925,105

FINLAND – 1.69%
Fortum OYJ	99,456	2,437,134
Kone OYJ Class B	44,544	1,844,338
Metso OYJ	29,568	956,602
Nokia OYJ	832,896	12,994,213
Sampo OYJ Class A	110,976	2,949,174
Stora Enso OYJ Class Rb	148,224	1,131,169
UPM-Kymmene OYJ	124,383	1,653,573
Wartsila OYJ Class B	18,432	935,263

		24,901,466

FRANCE – 16.09%
Accor SA	35,328	1,957,983
Air France-KLM[a,b]	36,864	583,853

Security	Shares	Value
Alcatel-Lucent[b]	521,472	$1,651,818
ALSTOM	44,928	2,806,770
AXA[a]	441,600	9,841,302
BNP Paribas	195,456	15,037,850
Bouygues SA	51,456	2,591,447
Cap Gemini SA	34,181	1,686,749
Carrefour SA	134,784	6,508,096
Casino Guichard-Perrachon SA	13,440	1,139,332
Christian Dior SA	11,520	1,231,118
Compagnie de Saint-Gobain	91,392	4,402,386
Compagnie Generale des Etablissements Michelin Class B	33,408	2,466,350
Credit Agricole SA	235,008	4,121,142
Danone SA	145,920	8,806,018
Dassault Systemes SA	13,042	772,856
Electricite de France[a]	62,208	3,400,615
Essilor International SA	47,616	3,045,569
European Aeronautic Defence and Space Co.	92,544	1,865,171
France Telecom SA	433,920	10,401,135
GDF Suez	326,400	12,631,243
Hermes International[a]	17,664	2,458,234
Lafarge SA	41,472	2,923,631
Lagardere SCA	30,336	1,229,787
L’Air Liquide SA	59,136	7,111,904
L’Oreal SA	55,296	5,825,564
LVMH Moet Hennessy Louis Vuitton SA	57,600	6,744,803
Pernod Ricard SA	50,304	4,279,331
PPR SA	17,226	2,297,519
PSA Peugeot Citroen SAb	38,673	1,140,760
Publicis Groupe SA	28,800	1,234,547
Renault SAb	44,544	2,091,455
Safran SA	45,312	1,183,315
Sanofi-Aventis	241,920	18,066,002
Schneider Electric SA	59,520	6,993,791
SES SA FDR	79,335	2,006,874
Societe Generale	167,040	10,524,706
Societe Television Francaise 1	29,952	556,653
Sodexo	23,808	1,425,496
STMicroelectronics NV	172,615	1,721,377
Suez Environnement SA	61,824	1,425,465

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value
Technip SA	24,192	$1,970,599
Thales SA	20,352	818,438
Total SA	531,840	30,929,814
Unibail-Rodamco SE	20,352	4,130,744
Valeo SAb	15,744	562,937
Vallourec SA	12,672	2,559,970
Veolia Environnement	112,512	3,909,523
Vinci SA	115,584	6,824,370
Vivendi SA	276,480	7,412,892

		237,309,304

GERMANY – 11.26%
Adidas AG	47,232	2,530,821
Allianz SE Registered	102,144	12,830,131
BASF SE	208,512	12,955,758
Bayer AG	187,008	12,672,270
Bayerische Motoren Werke AG	72,960	3,374,324
Beiersdorf AG	23,808	1,426,624
Commerzbank AGa,b	163,968	1,406,847
Daimler AG Registered	200,448	9,453,589
Deutsche Bank AG Registered	140,160	10,815,768
Deutsche Boerse AG	44,160	3,279,239
Deutsche Lufthansa AG Registered	61,824	1,027,272
Deutsche Post AG Registered	189,312	3,290,350
Deutsche Telekom AG Registered	669,312	9,088,158
E.ON AG	429,696	15,893,161
Fresenius Medical Care AG & Co. KGaA	42,240	2,387,648
Hochtief AG	10,752	905,210
Infineon Technologies AGb	253,977	1,766,050
K+S AG	32,072	1,949,810
Linde AG	38,400	4,590,062
MAN SE	22,154	1,857,948
Merck KGaA	15,360	1,247,017
METRO AG	28,032	1,665,890
Muenchener Rueckversicherungs- Gesellschaft AG Registered	44,544	7,241,739
Puma AG	1,536	487,480
QIAGEN NVb	53,376	1,231,403
RWE AG	92,160	8,180,431
Salzgitter AG	8,448	785,652
SAP AG	196,992	9,558,479
Siemens AG Registered	183,552	18,416,206

Security	Shares	Value
ThyssenKrupp AG	73,344	$2,526,199
TUI AGb	31,488	354,698
Volkswagen AG	9,216	891,617

		166,087,851

GREECE – 0.30%
Hellenic Telecommunications Organization SA SP ADR	232,138	1,457,827
National Bank of Greece SA SP ADR	735,744	2,987,121

		4,444,948

IRELAND – 0.46%
Anglo Irish Bank Corp. Ltd.[c]	211,770	29
CRH PLC	163,200	4,083,071
Elan Corp. PLC[b]	110,592	835,003
Kerry Group PLC Class A	36,480	1,135,305
Ryanair Holdings PLC SP ADR[b]	28,800	782,496

		6,835,904

ITALY – 5.13%
Assicurazioni Generali SpA[a]	300,435	7,223,835
Atlantia SpA	64,242	1,502,079
Banca Monte dei Paschi di Siena SpA	860,544	1,276,185
Banca Popolare di Milano Scrl	102,163	635,543
Banco Popolare SpA[b]	153,216	1,067,680
Enel SpA	1,416,192	7,933,273
Eni SpA	625,920	14,711,215
Fiat SpA[b]	172,312	2,247,618
Finmeccanica SpA	87,168	1,165,317
Intesa Sanpaolo SpA[b]	2,196,480	8,195,447
Luxottica Group SpA	33,792	905,334
Mediaset SpA[a]	165,504	1,424,280
Mediobanca SpA[b]	105,235	1,132,740
Mediolanum SpA	36,480	213,857
Pirelli & C. SpA[b]	479,266	295,065
Saipem SpA	56,064	2,173,395
Snam Rete Gas SpA	407,808	2,070,648
Telecom Italia SpA	2,093,184	3,019,218
Tenaris SA	106,368	2,299,946
Terna SpA	288,000	1,247,991
UniCredit SpA[b]	4,343,138	12,855,281
Unione di Banche Italiane ScpA	148,608	2,008,804

		75,604,751

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value

NETHERLANDS – 4.46%
AEGON NVb	320,256	$2,197,026
Akzo Nobel NV	52,992	3,025,528
ArcelorMittal	206,592	9,082,243
ASML Holding NV	99,575	3,565,086
Heineken NV	52,608	2,708,547
ING Groep NV CVA[b]	861,312	8,614,942
Koninklijke Ahold NV	270,720	3,615,492
Koninklijke DSM NV	39,936	1,784,045
Koninklijke KPN NV	371,328	5,893,667
Koninklijke Philips Electronics NV	215,424	6,919,978
Randstad Holding NVb	15,744	749,553
Reed Elsevier NV	162,048	1,972,966
TNT NV	83,712	2,404,737
Unilever NV CVA	390,912	11,845,679
Wolters Kluwer NV	66,816	1,451,512

		65,831,001

NORWAY – 1.08%
DnB NOR ASA[b]	201,984	2,310,547
Norsk Hydro ASA[b]	153,065	1,168,160
Orkla ASA	182,784	1,618,225
Renewable Energy Corp. ASA[a,b]	71,904	336,764
Statoil ASA	269,952	6,257,964
Telenor ASA[b]	171,589	2,329,982
Yara International ASA	42,624	1,852,687

		15,874,329

PORTUGAL – 0.51%
Banco Comercial Portugues SA Registered	801,090	893,179
Banco Espirito Santo SA Registered[b]	168,653	912,818
BRISA–Auto-estradas de Portugal SA	71,959	611,469
CIMPOR – Cimentos de Portugal SGPS SA	64,512	488,394
Energias de Portugal SA	606,816	2,416,446
Portugal Telecom SGPS SA Registered	195,840	2,193,596

		7,515,902

SPAIN – 5.94%
Abertis Infraestructuras SA	67,968	1,310,537
Acciona SA	6,600	733,280

Security	Shares	Value
Acerinox SA	30,336	$598,269
Actividades de Construcciones y Servicios SA	47,232	2,183,153
Banco Bilbao Vizcaya Argentaria SA	847,488	11,616,436
Banco de Sabadell SAa	241,152	1,333,926
Banco Popular Espanol SA	233,856	1,724,547
Banco Santander SA	1,850,496	24,638,436
Bankinter SA	71,375	594,917
Enagas SA	43,392	952,630
Ferrovial SA	83,328	811,808
Gamesa Corporacion Tecnologica SA	44,928	617,040
Gas Natural SDG SA	67,584	1,250,093
Iberdrola Renovables SA	211,968	881,953
Iberdrola SA	885,888	7,521,812
Industria de Diseno Textil SA	48,000	3,169,826
Red Electrica Corporacion SA	23,040	1,238,755
Repsol YPF SA	178,944	4,244,524
SacyrVallehermoso SAa,b	23,808	210,426
Telefonica SA	926,976	22,000,268

		87,632,636

SWEDEN – 4.00%
Alfa Laval AB	82,560	1,219,415
Assa Abloy AB Class B	72,192	1,417,359
Atlas Copco AB Class A	143,616	2,234,958
Boliden AB	57,984	831,450
Electrolux AB Class B	70,621	1,619,073
Hennes & Mauritz AB Class B	107,520	7,008,147
Holmen AB Class B	12,288	332,085
Investor AB Class B	100,608	1,936,113
Nordea Bank AB	734,976	7,276,232
Sandvik AB	233,088	2,922,911
Scania AB Class B	67,584	1,072,404
Securitas AB Class B	69,894	747,789
Skandinaviska Enskilda Banken AB Class Ab	388,224	2,488,366
Skanska AB Class B	86,016	1,568,056
SKF AB Class B	87,168	1,553,933
SSAB AB Class A	47,236	851,915
Svenska Cellulosa AB Class B	134,784	1,906,490

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value
Svenska Handelsbanken AB Class A	106,368	$3,127,340
Swedbank AB Class Ab	187,128	1,926,662
Swedish Match AB	60,288	1,445,840
Tele2 AB Class B	67,968	1,137,994
Telefonaktiebolaget LM
Ericsson Class B	672,000	7,105,627
TeliaSonera AB	493,056	3,511,063
Volvo AB Class A	114,048	1,133,032
Volvo AB Class B	251,520	2,538,965

		58,913,219

SWITZERLAND – 12.39%
ABB Ltd. Registered[b]	519,552	11,367,900
Actelion Ltd. Registered[b]	24,192	1,102,551
Adecco SA Registered	32,640	1,855,973
Baloise Holding AG Registered	11,223	996,960
Clariant AG Registered[a,b]	55,944	712,754
Compagnie Financiere Richemont SA Class A Bearer Units	72,960	2,830,228
Credit Suisse Group AG Registered	233,856	12,075,506
GAM Holding Ltd.	49,403	607,827
Geberit AG Registered	9,216	1,652,234
Givaudan SA Registered	1,801	1,582,751
Holcim Ltd. Registered[b]	58,368	4,358,676
Julius Baer Group Ltd.	49,403	1,795,321
Lonza Group AG Registered	12,152	992,895
Nestle SA Registered	830,592	42,612,672
Nobel Biocare Holding AG Registered	27,230	729,548
Novartis AG Registered	593,280	32,100,419
Roche Holding AG Bearer	5,376	898,426
Roche Holding AG Genusschein	157,440	25,578,110
SGS SA Registered	1,167	1,612,102
Swatch Group AG (The) Bearer	6,933	2,214,503
Swiss Life Holding AG Registered[b]	6,912	909,517
Swiss Reinsurance Co. Registered[b]	84,280	4,155,747
Swisscom AG Registered	4,992	1,825,017
Syngenta AG Registered	22,656	6,302,481
UBS AG Registered[b]	818,104	13,322,220

Security	Shares	Value
Zurich Financial Services AG Registered	33,320	$8,556,739

		182,749,077

UNITED KINGDOM – 32.77%
Aegis Group PLC	158,691	306,194
AMEC PLC	80,256	972,705
Anglo American PLC[b]	297,216	12,957,341
ARM Holdings PLC	261,120	943,889
Associated British Foods PLC	73,728	1,094,335
AstraZeneca PLC	325,632	14,517,225
Aviva PLC	624,768	3,651,529
BAE Systems PLC	800,256	4,507,242
Barclays PLC	2,717,952	14,854,670
BG Group PLC	761,472	13,173,652
BHP Billiton PLC	503,040	17,245,187
BP PLC	4,246,272	40,154,254
British Airways PLC[a,b]	135,168	498,238
British American Tobacco PLC	450,048	15,507,027
British Land Co. PLC	196,224	1,432,005
British Sky Broadcasting Group PLC	236,928	2,163,564
BT Group PLC	1,724,928	3,241,897
Bunzl PLC	71,364	780,497
Cable & Wireless Communications PLC	586,878	492,745
Cable & Wireless Worldwide PLC	586,878	819,016
Cairn Energy PLC[b]	306,816	1,940,756
Capita Group PLC	137,856	1,581,946
Carnival PLC	37,248	1,528,365
Centrica PLC	1,162,752	5,183,745
Cobham PLC	267,618	1,043,291
Compass Group PLC	429,696	3,428,499
Cookson Group PLC[b]	68,736	569,812
Daily Mail & General Trust PLC Class A NVS	64,512	486,943
Diageo PLC	565,248	9,483,117
Drax Group PLC	81,411	461,367
DSG International PLC[b]	845,691	448,349
Electrocomponents PLC	93,312	311,399
Experian PLC	227,712	2,240,025
FirstGroup PLC	113,536	618,280
G4S PLC	269,184	1,067,770

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value
GKN PLC[b]	361,612	$756,970
GlaxoSmithKline PLC	1,170,048	22,460,674
Hammerson PLC	160,512	957,853
Hays PLC	289,152	475,897
Home Retail Group PLC	208,896	858,729
HSBC Holdings PLC	3,932,544	39,848,044
IMI PLC	69,120	691,998
Imperial Tobacco Group PLC	227,712	6,942,868
InterContinental Hotels Group PLC	71,040	1,112,089
International Power PLC	352,014	1,702,830
Invensys PLC	174,720	902,967
ITV PLC[b]	832,896	767,528
J Sainsbury PLC	314,496	1,562,845
Johnson Matthey PLC	45,312	1,200,092
Kingfisher PLC	541,056	1,759,641
Ladbrokes PLC	244,224	589,037
Land Securities Group PLC	176,640	1,816,669
Legal & General Group PLC	1,337,856	1,786,881
Lloyds Banking Group PLC[b]	12,281,088	11,693,538
Logica PLC	358,226	741,731
London Stock Exchange Group PLC	48,384	521,462
Lonmin PLC[b]	34,176	1,056,531
Man Group PLC	391,296	1,433,440
Marks & Spencer Group PLC	352,512	1,979,019
Misys PLC[b]	81,792	300,746
Mitchells & Butlers PLC[b]	61,056	293,592
National Grid PLC	551,040	5,362,123
Next PLC	45,312	1,487,399
Old Mutual PLC[b]	1,228,416	2,282,646
Pearson PLC	180,480	2,836,258
Persimmon PLC[b]	79,104	558,567
Provident Financial PLC	31,791	418,341
Prudential PLC	566,016	4,700,778
Reckitt Benckiser Group PLC	137,088	7,521,508
Reed Elsevier PLC	275,712	2,197,786
Rentokil Initial PLC[b]	412,340	815,624
Resolution Ltd.[b]	539,136	670,200
Rexam PLC	183,552	815,522
Rio Tinto PLC	305,280	18,083,244
Rolls-Royce Group PLC[b]	413,568	3,735,817

Security	Shares	Value
Royal Bank of Scotland Group PLC[b]	3,838,848	$2,562,185
Royal Dutch Shell PLC Class A	799,872	23,174,523
Royal Dutch Shell PLC Class B	608,640	16,761,531
RSA Insurance Group PLC	773,760	1,496,489
SABMiller PLC	206,208	6,043,236
Sage Group PLC (The)	288,384	1,045,942
Schroders PLC	31,104	663,846
Scottish & Southern Energy PLC	207,744	3,469,547
SEGRO PLC	170,496	826,567
Serco Group PLC	109,056	994,217
Severn Trent PLC	53,780	974,868
Shire PLC	123,648	2,727,146
Smith & Nephew PLC	201,600	2,007,623
Smiths Group PLC	86,621	1,492,652
Standard Chartered PLC	367,872	10,030,500
Standard Life PLC	512,269	1,556,453
Tate & Lyle PLC	98,304	677,291
Tesco PLC	1,801,344	11,898,492
3i Group PLC	220,800	975,322
Tomkins PLC	192,807	690,227
Tullow Oil PLC	198,912	3,771,620
Unilever PLC	288,000	8,453,380
United Business Media Ltd.	44,544	370,615
United Utilities Group PLC	145,152	1,230,812
Vodafone Group PLC	11,847,936	27,317,644
WH Smith PLC	35,245	259,777
Whitbread PLC	43,392	970,206
William Hill PLC	182,016	583,123
Wm Morrison Supermarkets PLC	493,824	2,198,555
Wolseley PLC[b]	65,658	1,585,578
WPP PLC	273,408	2,832,624
Xstrata PLC[b]	432,768	8,195,975

		483,244,926

TOTAL COMMON STOCKS
(Cost: $1,606,487,442)		1,465,542,830

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2010

Security	Shares	Value
PREFERRED STOCKS – 0.23%

GERMANY – 0.23%
Henkel AG & Co. KGaA	39,168	$2,112,509
Porsche Automobil Holding SE	20,736	1,267,795

		3,380,304

TOTAL PREFERRED STOCKS
Cost: $3,569,930)		3,380,304

RIGHTS – 0.00%

GERMANY – 0.00%
Volkswagen AGb	9,216	5,736

		5,736

TOTAL RIGHTS
(Cost: $0)		5,736

SHORT-TERM INVESTMENTS – 1.58%

MONEY MARKET FUNDS – 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	19,690,064	19,690,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	3,565,297	3,565,297
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	77,835	77,835

		23,333,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,333,196)		23,333,196

TOTAL INVESTMENTS IN SECURITIES – 101.18%
(Cost: $1,633,390,568)		1,492,262,066

Other Assets, Less Liabilities – (1.18)%		(17,453,125)

NET ASSETS – 100.00%		$1,474,808,941

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

a	All or a portion of this security represents a security on loan. See Note 5.
b	Non-income earning security.
c	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 65.92%

BRAZIL – 28.34%
Centrais Eletricas Brasileiras SA SP ADR	1,860,768	$27,911,520
Companhia Siderurgica Nacional SA SP ADR[a]	2,747,808	109,719,973
Empresa Brasileira de Aeronautica SA SP ADR[a]	1,179,750	28,266,810
Fibria Celulose SA SP ADR[a,b]	856,276	18,735,319
Itau Unibanco Holding SA SP ADR	14,204,960	312,367,070
Petroleo Brasileiro SA SP ADR	6,031,424	268,338,054

		765,338,746

CHILE – 9.60%
Banco de Chile SP ADR[a]	429,856	24,871,468
Banco Santander Chile SA SP ADR	1,145,760	78,163,747
Empresa Nacional de Electricidad SA SP ADR	1,032,416	48,513,228
Enersis SA SP ADR	2,056,320	41,105,837
LAN Airlines SA SP ADR	2,002,112	35,337,277
Sociedad Quimica y Minera de Chile SA Series B SP ADR	837,536	31,315,471

		259,307,028

MEXICO – 23.39%
Alfa SAB de CV Series Aa	2,755,200	21,770,668
America Movil SAB de CV Series L	108,102,400	273,035,250
Cemex SAB de CV CPO[b]	57,366,466	59,296,872
Fomento Economico Mexicano SAB de CV BD Units	13,641,600	65,334,468
Grupo Carso SAB de CV Series A1	5,264,000	19,748,675
Grupo Modelo SAB de CV Series Cb	3,113,600	18,360,394
Grupo Televisa SA CPO	10,707,200	45,416,719
Kimberly-Clark de Mexico SAB de CV Series A	2,240,000	12,741,843
Telefonos de Mexico SAB de CV Series L	26,432,000	20,759,154

Security	Shares	Value
Wal-Mart de Mexico SAB de CV Series V	18,569,600	$95,098,530

		631,562,573

PERU – 4.59%
Compania de Minas Buenaventura SA SP ADR	1,315,104	40,728,771
Credicorp Ltd.	505,120	44,541,482
Southern Copper Corp.	1,215,200	38,485,384

		123,755,637

TOTAL COMMON STOCKS
(Cost: $1,841,812,689)		1,779,963,984

PREFERRED STOCKS – 33.54%

BRAZIL – 33.54%
Banco Bradesco SA SP ADR[a]	7,239,680	133,427,303
Companhia de Bebidas das Americas SP ADR	1,211,168	111,015,659
Companhia Energetica de Minas Gerais SP ADR	2,883,552	47,982,305
Companhia Paranaense de Energia Class B SP ADR	961,184	19,685,048
Gerdau SA SP ADR	5,092,864	83,013,683
Petroleo Brasileiro SA SP ADR	2,679,040	106,063,194
Tele Norte Leste Participacoes SA SP ADR	2,071,104	36,575,697
Vale SA Class A SP ADR	13,252,512	367,889,732

		905,652,621

TOTAL PREFERRED STOCKS
(Cost: $911,669,719)		905,652,621

SHORT-TERM INVESTMENTS – 2.68%

MONEY MARKET FUNDS – 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	58,951,528	58,951,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	10,674,404	10,674,404

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	2,799,434	$2,799,434

		72,425,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,425,366)		72,425,366

TOTAL INVESTMENTS IN SECURITIES – 102.14%
(Cost: $2,825,907,774)		2,758,041,971

Other Assets, Less Liabilities – (2.14)%		(57,704,644)

NET ASSETS – 100.00%		$2,700,337,327

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

a	All or a portion of this security represents a security on loan. See Note 5.
b	Non-income earning security.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.13%

ADVERTISING – 0.27%
Dentsu Inc.	11,200	$294,503

		294,503

AGRICULTURE – 0.95%
Japan Tobacco Inc.	280	1,042,808

		1,042,808

AIRLINES – 0.36%
All Nippon Airways Co. Ltd.[a]	136,000	388,613

		388,613

AUTO MANUFACTURERS – 10.47%
Honda Motor Co. Ltd.	96,000	3,390,411
Nissan Motor Co. Ltd.[a]	128,800	1,104,118
Suzuki Motor Corp.	21,600	476,892
Toyota Motor Corp.	161,600	6,476,798

		11,448,219

AUTO PARTS & EQUIPMENT – 1.70%
Bridgestone Corp.	38,400	655,890
Denso Corp.	27,200	810,702
NOK Corp.	6,400	96,370
Toyota Industries Corp.	10,400	297,175

		1,860,137

BANKS – 8.73%
Mitsubishi UFJ Financial Group Inc.	819,200	4,295,890
Mizuho Financial Group Inc.	905,200	1,792,188
Shinsei Bank Ltd.	96,000	116,096
Sumitomo Mitsui Financial Group Inc.	82,400	2,724,914
Sumitomo Trust and Banking Co. Ltd. (The)	104,000	609,932

		9,539,020

BEVERAGES – 1.18%
Asahi Breweries Ltd.	24,800	465,265
Kirin Holdings Co. Ltd.	56,000	826,455

		1,291,720

BUILDING MATERIALS – 1.74%
Asahi Glass Co. Ltd.	56,000	631,079
Daikin Industries Ltd.	16,000	654,966
JS Group Corp.	15,200	309,563
Panasonic Electric Works Co. Ltd.	24,000	303,082

		1,898,690

Security	Shares	Value

CHEMICALS – 2.95%
Asahi Kasei Corp.	72,000	$387,586
JSR Corp.	11,200	234,092
Mitsubishi Chemical Holdings Corp.	68,000	347,860
Mitsui Chemicals Inc.	48,000	145,377
Nitto Denko Corp.	9,600	372,945
Shin-Etsu Chemical Co. Ltd.	22,400	1,301,712
Sumitomo Chemical Co. Ltd.	88,000	430,394

		3,219,966

COMMERCIAL SERVICES – 0.66%
Dai Nippon Printing Co. Ltd.	32,000	432,534
Toppan Printing Co. Ltd.	32,000	289,041

		721,575

COMPUTERS – 1.16%
Fujitsu Ltd.	120,000	785,959
TDK Corp.	7,200	479,281

		1,265,240

COSMETICS & PERSONAL CARE – 1.37%
Kao Corp.	31,200	791,353
Shiseido Co. Ltd.	21,600	469,264
Unicharm Corp.	2,400	231,935

		1,492,552

DISTRIBUTION & WHOLESALE – 5.57%
ITOCHU Corp.	80,000	701,199
Marubeni Corp.	96,000	596,918
Mitsubishi Corp.	88,000	2,307,363
Mitsui & Co. Ltd.	100,800	1,694,743
Sumitomo Corp.	68,800	791,524

		6,091,747

DIVERSIFIED FINANCIAL SERVICES – 2.67%
Credit Saison Co. Ltd.	10,400	161,387
Daiwa Securities Group Inc.	96,000	505,479
Nomura Holdings Inc.	222,400	1,639,914
ORIX Corp.	6,320	560,711
Promise Co. Ltd.	5,200	48,249

		2,915,740

ELECTRIC – 4.01%
Chubu Electric Power Co. Inc.	39,200	980,420
Kansai Electric Power Co. Inc. (The)	44,000	1,008,647
Kyushu Electric Power Co. Inc.	24,800	540,111

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2010

Security	Shares	Value
Tokyo Electric Power Co. Inc. (The)	69,600	$1,856,199

		4,385,377

ELECTRICAL COMPONENTS & EQUIPMENT – 4.34%
Fujikura Ltd.	16,000	92,295
Furukawa Electric Co. Ltd.	40,000	208,048
Hitachi Ltd.[a]	256,000	956,164
Mitsubishi Electric Corp.	112,000	1,029,623
SANYO Electric Co. Ltd.[a]	104,000	166,952
Sharp Corp.	48,000	600,514
Sumitomo Electric Industries Ltd.	43,200	529,829
Toshiba Corp.[a]	224,000	1,157,877

		4,741,302

ELECTRONICS – 5.38%
Advantest Corp.	10,400	260,223
Fanuc Ltd.	11,200	1,189,041
Hirose Electric Co. Ltd.	1,600	184,589
Hoya Corp.	25,600	703,836
Keyence Corp.	2,451	585,995
Kyocera Corp.	9,600	935,959
Murata Manufacturing Co. Ltd.	12,000	681,935
NEC Corp.	152,000	457,106
NGK Insulators Ltd.	16,000	326,541
Secom Co. Ltd.	12,800	560,274

		5,885,499

ENGINEERING & CONSTRUCTION – 0.59%
Kajima Corp.	64,000	156,849
Obayashi Corp.	40,000	177,654
Shimizu Corp.	40,000	166,952
Taisei Corp.	64,000	141,096

		642,551

ENTERTAINMENT – 0.20%
Oriental Land Co. Ltd.	3,200	223,288

		223,288

FOOD – 0.71%
Ajinomoto Co. Inc.	32,000	317,123
Nippon Meat Packers Inc.	8,000	101,284
Nissin Foods Holdings Co. Ltd.	4,800	161,558
Yakult Honsha Co. Ltd.	7,200	194,332

		774,297

Security	Shares	Value

FOREST PRODUCTS & PAPER – 0.38%
Nippon Paper Group Inc.	6,400	$164,726
Oji Paper Co. Ltd.	56,000	245,719

		410,445

GAS – 0.95%
Osaka Gas Co. Ltd.	112,000	401,541
Tokyo Gas Co. Ltd.	144,000	634,932

		1,036,473

HAND & MACHINE TOOLS – 0.40%
SMC Corp.	3,200	434,589

		434,589

HEALTH CARE - PRODUCTS – 0.47%
Terumo Corp.	9,600	511,644

		511,644

HOME BUILDERS – 0.29%
Sekisui House Ltd.	32,000	319,863

		319,863

HOME FURNISHINGS – 3.77%
Panasonic Corp.	116,800	1,787,500
Sony Corp.	60,800	2,329,452

		4,116,952

HOUSEWARES – 0.10%
TOTO Ltd.	16,000	109,075

		109,075

INSURANCE – 2.99%
Mitsui Sumitomo Insurance Group Holdings Inc.	32,800	910,916
Nipponkoa Insurance Co. Ltd.[b]	40,000	247,860
Sompo Japan Insurance Inc.[b]	56,000	381,164
T&D Holdings Inc.	18,800	445,253
Tokio Marine Holdings Inc.	45,600	1,284,940

		3,270,133

INTERNET – 1.45%
SoftBank Corp.	52,000	1,281,635
Yahoo! Japan Corp.	824	300,270

		1,581,905

IRON & STEEL – 3.08%
JFE Holdings Inc.	27,225	1,096,983
Kobe Steel Ltd.	152,000	326,969
Nippon Steel Corp.	328,000	1,288,271

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2010

Security	Shares	Value
Sumitomo Metal Industries Ltd.	216,000	$654,195

		3,366,418

MACHINERY – CONSTRUCTION & MINING – 1.03%
Komatsu Ltd.	53,600	1,124,315

		1,124,315

MACHINERY – DIVERSIFIED – 0.47%
Kubota Corp.	56,000	510,617

		510,617

MANUFACTURING – 2.57%
FUJIFILM Holdings Corp.	26,400	909,760
Kawasaki Heavy Industries Ltd.	88,000	242,979
Konica Minolta Holdings Inc.	32,000	373,630
Mitsubishi Heavy Industries Ltd.	200,000	828,339
Nikon Corp.	20,800	454,332

		2,809,040

MEDIA – 0.13%
Nippon Television Network Corp.	1,040	141,575

		141,575

METAL FABRICATE & HARDWARE – 0.17%
NSK Ltd.	24,000	189,555

		189,555

MINING – 0.71%
Mitsubishi Materials Corp.[a]	72,000	207,277
Mitsui Mining & Smelting Co. Ltd.	32,000	95,890
Sumitomo Metal Mining Co. Ltd.	32,000	476,370

		779,537

OFFICE & BUSINESS EQUIPMENT – 3.39%
Canon Inc.	66,450	3,079,286
Ricoh Co. Ltd.	40,000	625,000

		3,704,286

OIL & GAS – 0.77%
INPEX Corp.	48	352,397
Nippon Oil Corp.[b]	72,000	356,764
TonenGeneral Sekiyu K.K.	16,000	135,103

		844,264

PACKAGING & CONTAINERS – 0.16%
Toyo Seikan Kaisha Ltd.	9,600	170,137

		170,137

PHARMACEUTICALS – 4.40%
Astellas Pharma Inc.	24,828	899,430

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	39,203	$734,637
Eisai Co. Ltd.	15,200	542,509
Ono Pharmaceutical Co. Ltd.	5,600	249,315
Shionogi & Co. Ltd.	17,600	334,897
Taisho Pharmaceutical Co. Ltd.	8,000	145,548
Takeda Pharmaceutical Co. Ltd.	43,200	1,902,483

		4,808,819

REAL ESTATE – 2.57%
Daiwa House Industry Co. Ltd.	32,000	361,301
Mitsubishi Estate Co. Ltd.	72,000	1,178,938
Mitsui Fudosan Co. Ltd.	48,000	815,240
Sumitomo Realty & Development Co. Ltd.	24,000	456,935

		2,812,414

RETAIL – 2.41%
AEON Co. Ltd.	39,200	445,111
Fast Retailing Co. Ltd.	3,200	556,507
Marui Group Co. Ltd.	15,200	110,291
Seven & I Holdings Co. Ltd.	46,400	1,121,764
Yamada Denki Co. Ltd.	5,360	395,805

		2,629,478

SEMICONDUCTORS – 1.01%
Rohm Co. Ltd.	5,600	418,322
Tokyo Electron Ltd.	10,400	690,069

		1,108,391

TELECOMMUNICATIONS – 3.30%
Nippon Telegraph and Telephone Corp.	48,000	2,023,973
NTT Data Corp.	80	266,695
NTT DoCoMo Inc.	864	1,316,712

		3,607,380

TEXTILES – 0.80%
Kuraray Co. Ltd.	20,000	269,264
Teijin Ltd.	56,000	188,185
Toray Industries Inc.	72,000	420,719

		878,168

TOYS, GAMES & HOBBIES – 1.96%
Nintendo Co. Ltd.	6,400	2,143,836

		2,143,836

TRANSPORTATION – 4.39%
Central Japan Railway Co.	96	731,507

38	2010 iSHARES ANNUAL TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2010

Security	Shares	Value
East Japan Railway Co.	20,800	$1,446,918
Kintetsu Corp.	96,000	298,973
Mitsui O.S.K. Lines Ltd.	64,000	459,589
Nippon Express Co. Ltd.	48,000	206,507
Nippon Yusen K.K.	88,000	347,517
Odakyu Electric Railway Co. Ltd.	40,000	333,048
Tokyu Corp.	64,000	267,808
West Japan Railway Co.	104	358,390
Yamato Holdings Co. Ltd.	24,800	348,750

		4,799,007

TOTAL COMMON STOCKS
(Cost: $137,990,735)		108,341,160

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	19,499	19,499

		19,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,499)		19,499

TOTAL INVESTMENTS IN SECURITIES – 99.15%
(Cost: $138,010,234)		108,360,659

Other Assets, Less Liabilities – 0.85%		934,088

NET ASSETS – 100.00%		$109,294,747

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 84.23%

BRAZIL – 20.00%
Centrais Eletricas Brasileiras SA SP ADR	97,720	$1,465,800
CPFL Energia SA SP ADR	33,908	2,066,354
Ultrapar Participacoes SA SP ADR	106,911	5,177,700

		8,709,854

CHILE – 4.69%
Empresa Nacional de Electricidad SA SP ADR	21,336	1,002,579
Enersis SA SP ADR	51,997	1,039,420

		2,041,999

CHINA – 29.79%
Beijing Capital International Airport Co. Ltd. Class Ha	1,796,000	1,073,247
China Merchants Holdings (International) Co. Ltd.	844,000	3,108,736
China Oilfield Services Ltd. Class Hb	1,792,000	2,630,984
China Resources Power Holdings Co. Ltd.[b]	506,000	1,083,071
COSCO Pacific Ltd.	952,000	1,441,848
Datang International Power Generation Co. Ltd. Class H	952,000	431,574
Huaneng Power International Inc. SP ADR	21,952	510,164
Jiangsu Expressway Co. Ltd. Class H	1,346,000	1,270,645
Zhejiang Expressway Co. Ltd. Class H	1,570,000	1,417,402

		12,967,671

CZECH REPUBLIC – 6.50%
CEZ AS	59,859	2,830,529

		2,830,529

INDONESIA – 4.29%
PT Perusahaan Gas Negara Tbk	3,996,000	1,866,366

		1,866,366

MEXICO – 6.23%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	40,068	1,483,317

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	23,690	$1,228,327

		2,711,644

RUSSIA – 4.96%
Integra Group Holdings SP GDR[a,c]	245,532	739,051
OAO TMK SP GDR[a,c]	68,746	1,419,605

		2,158,656

SOUTH KOREA – 6.10%
Korea Electric Power Corp. SP ADR[a]	163,466	2,654,688

		2,654,688

TURKEY – 1.67%
TAV Havalimanlari Holding ASa	181,494	727,311

		727,311

TOTAL COMMON STOCKS
(Cost: $34,124,163)		36,668,718

PREFERRED STOCKS – 6.99%

BRAZIL – 6.99%
Companhia Energetica de Minas Gerais SP ADR	182,868	3,042,924

		3,042,924

TOTAL PREFERRED STOCKS
(Cost: $3,018,854)		3,042,924

EXCHANGE-TRADED FUNDS – 7.75%
iShares MSCI Chile Investable Market Index Fund[d]	11,200	615,328
iShares MSCI Malaysia Index Fund[d]	127,727	1,491,851
iShares MSCI South Korea Index Fund[d]	25,322	1,266,100

TOTAL EXCHANGE-TRADED FUNDS		3,373,279

(Cost: $3,071,149)

SHORT-TERM INVESTMENTS – 0.86%

MONEY MARKET FUNDS – 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	101,264	101,264

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	18,336	$18,336
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	256,982	256,982

		376,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $376,582)		376,582

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $40,590,748)		43,461,503

Other Assets, Less Liabilities – 0.17%		72,461

NET ASSETS – 100.00%		$43,533,964

SP ADR – Sponsored American Depositary Receipts
SP GDR – Sponsored Global Depositary Receipts

[a] Non-income earning security.
[b] All or a portion of this security represents a security on loan. See Note 5.
[c] This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d] Affiliated issuer. See Note 2.
[e] The rate quoted is the annualized seven-day yield of the fund at period end.
f All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$125,612,402	$131,718,063	$1,610,057,372	$2,753,482,408
Affiliated issuers (Note 2)	1,369,497	2,199,642	23,333,196	72,425,366

Total cost of investments	$126,981,899	$133,917,705	$1,633,390,568	$2,825,907,774

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$143,706,490	$107,157,555	$1,468,928,870	$2,685,616,605
Affiliated issuers (Note 2)	1,369,497	2,199,642	23,333,196	72,425,366

Total fair value of investments	145,075,987	109,357,197	1,492,262,066	2,758,041,971
Foreign currencies, at value[b]	129,401	189,319	2,278,945	1,155,946
Receivables:
Dividends and interest	309,257	471,503	4,271,768	11,896,284

Total Assets	145,514,645	110,018,019	1,498,812,779	2,771,094,201

LIABILITIES
Payables:
Investment securities purchased	–	85,233	–	–
Collateral for securities on loan (Note 5)	1,241,157	2,119,126	23,255,361	69,625,932
Foreign taxes (Note 1)	3,282	–	–	–
Investment advisory fees (Note 2)	59,329	42,532	748,477	1,130,942

Total Liabilities	1,303,768	2,246,891	24,003,838	70,756,874

NET ASSETS	$144,210,877	$107,771,128	$1,474,808,941	$2,700,337,327

Net assets consist of:
Paid-in capital	$134,468,685	$151,969,168	$1,785,937,971	$3,024,798,742
Undistributed (distributions in excess of) net investment income	206,977	(1,394,297)	5,696,388	16,532,665
Accumulated net realized loss	(8,567,467)	(18,240,788)	(175,753,928)	(273,173,733)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	18,102,682	(24,562,955)	(141,071,490)	(67,820,347)

NET ASSETS	$144,210,877	$107,771,128	$1,474,808,941	$2,700,337,327

Shares outstanding[c]	3,600,000	3,500,000	38,400,000	56,000,000

Net asset value per share	$40.06	$30.79	$38.41	$48.22

[a]	Securities on loan with values of $1,180,893, $1,952,176, $18,385,526 and $68,315,945, respectively. See Note 5.
[b]	Cost of foreign currencies: $129,705, $187,965, $2,260,574 and $1,110,490, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares S&P
	/TOPIX 150 Index Fund	Emerging Markets Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$137,990,735	$37,143,017
Affiliated issuers (Note 2)	19,499	3,447,731

Total cost of investments	$138,010,234	$40,590,748

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$108,341,160	$39,711,642
Affiliated issuers (Note 2)	19,499	3,749,861

Total fair value of investments	108,360,659	43,461,503
Foreign currencies, at value[b]	154,728	12,189
Receivables:
Investment securities sold	476,320	–
Due from custodian (Note 4)	–	50,450
Dividends and interest	818,967	417,002

Total Assets	109,810,674	43,941,144

LIABILITIES
Payables:
Investment securities purchased	470,515	263,268
Collateral for securities on loan (Note 5)	–	119,600
Investment advisory fees (Note 2)	45,412	24,312

Total Liabilities	515,927	407,180

NET ASSETS	$109,294,747	$43,533,964

Net assets consist of:
Paid-in capital	$148,237,475	$40,534,921
Undistributed net investment income	664,911	534,028
Accumulated net realized loss	(9,949,725)	(405,728)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(29,657,914)	2,870,743

NET ASSETS	$109,294,747	$43,533,964

Shares outstanding[c]	2,400,000	1,400,000

Net asset value per share	$45.54	$31.10

[a]	Securities on loan with values of $- and $109,604, respectively. See Note 5.
[b]	Cost of foreign currencies: $155,845 and $12,201, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	Asia 50 Index Fund	Developed ex-U.S. Property Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,116,874	$3,337,193	$50,692,913	$70,495,259
Dividends from affiliated issuers (Note 2)	–	–	43,159	–
Interest from affiliated issuers (Note 2)	102	53	509	3,087
Securities lending income from affiliated issuers (Note 2)	5,711	77,190	194,056	262,219

Total investment income	2,122,687	3,414,436	50,930,637	70,760,565

EXPENSES
Investment advisory fees (Note 2)	518,763	431,050	8,880,803	11,854,888
Foreign taxes (Note 1)	18,082	–	43,772	46,500

Total expenses	536,845	431,050	8,924,575	11,901,388

Net investment income	1,585,842	2,983,386	42,006,062	58,859,177

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,410,742)	(11,180,793)	(80,869,825)	(70,120,669)
Investments in affiliated issuers (Note 2)	–	–	1,762,322	–
In-kind redemptions	209,848	3,106,741	117,790,085	219,626,751
Foreign currency transactions	2,816	92,568	396,658	15,128

Net realized gain (loss)	(2,198,078)	(7,981,484)	39,079,240	149,521,210

Net change in unrealized appreciation (depreciation) on: Investments	35,208,510	41,549,116	542,875,277	964,440,987
Translation of assets and liabilities in foreign currencies	15,535	(6,093)	291,489	16,798

Net change in unrealized appreciation (depreciation)	35,224,045	41,543,023	543,166,766	964,457,785

Net realized and unrealized gain	33,025,967	33,561,539	582,246,006	1,113,978,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,611,809	$36,544,925	$624,252,068	$1,172,838,172

[a]	Net of foreign withholding tax of $247,715, $218,592, $5,836,506 and $8,275,833, respectively.

See notes to financial statements.

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	/TOPIX 150 Index Fund	Emerging Markets Infrastructure Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$1,784,360	$658,906
Dividends from affiliated issuers (Note 2)	–	20,347
Interest from affiliated issuers (Note 2)	49	20
Securities lending income from affiliated issuers (Note 2)	9,878	68

Total investment income	1,794,287	679,341

EXPENSES
Investment advisory fees (Note 2)	555,606	127,408

Total expenses	555,606	127,408
Less investment advisory fees waived (Note 2)	–	(7,517)

Net expenses	555,606	119,891

Net investment income	1,238,681	559,450

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,432,520)	(431,028)
Investments in affiliated issuers (Note 2)	–	25,300
In-kind redemptions	3,599,893	144,700
Foreign currency transactions	42,261	3,387

Net realized loss	(1,790,366)	(257,641)

Net change in unrealized appreciation (depreciation) on:
Investments	34,030,874	2,870,755
Translation of assets and liabilities in foreign currencies	(4,601)	(12)

Net change in unrealized appreciation (depreciation)	34,026,273	2,870,743

Net realized and unrealized gain	32,235,907	2,613,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,474,588	$3,172,552

[a]	For the period from June 16, 2009 (commencement of operations) to March 31, 2010.
[b]	Net of foreign withholding tax of $134,177 and $83,173, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,585,842	$1,060,208	$2,983,386	$3,027,983
Net realized loss	(2,198,078)	(7,462,552)	(7,981,484)	(11,333,040)
Net change in unrealized appreciation (depreciation)	35,224,045	(16,066,539)	41,543,023	(57,573,123)

Net increase (decrease) in net assets resulting from operations	34,611,809	(22,468,883)	36,544,925	(65,878,180)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,461,326)	(989,093)	(4,504,715)	(2,855,199)
Return of capital	–	–	(590,472)	–

Total distributions to shareholders	(1,461,326)	(989,093)	(5,095,187)	(2,855,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,802,063	77,810,081	45,655,474	52,995,144
Cost of shares redeemed	(2,688,560)	(24,318,193)	(18,805,988)	(5,298,398)

Net increase in net assets from capital share transactions	68,113,503	53,491,888	26,849,486	47,696,746

INCREASE (DECREASE) IN NET ASSETS	101,263,986	30,033,912	58,299,224	(21,036,633)

NET ASSETS
Beginning of year	42,946,891	12,912,979	49,471,904	70,508,537

End of year	$144,210,877	$42,946,891	$107,771,128	$49,471,904

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$206,977	$79,645	$(1,394,297)	$(69,730)

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	2,100,000	1,500,000	1,300,000
Shares redeemed	(100,000)	(700,000)	(600,000)	(300,000)

Net increase in shares outstanding	1,900,000	1,400,000	900,000	1,000,000

See notes to financial statements.

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,006,062	$66,405,292	$58,859,177	$53,220,645
Net realized gain (loss)	39,079,240	(7,141,797)	149,521,210	64,324,837
Net change in unrealized appreciation (depreciation)	543,166,766	(1,088,019,502)	964,457,785	(1,579,301,369)

Net increase (decrease) in net assets resulting from operations	624,252,068	(1,028,756,007)	1,172,838,172	(1,461,755,887)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,005,197)	(70,802,369)	(46,390,978)	(63,779,511)

Total distributions to shareholders	(43,005,197)	(70,802,369)	(46,390,978)	(63,779,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,630,553	353,001,183	1,367,339,083	1,299,285,134
Cost of shares redeemed	(309,602,025)	(401,876,707)	(935,240,341)	(1,984,971,932)

Net increase (decrease) in net assets from capital share transactions	(267,971,472)	(48,875,524)	432,098,742	(685,686,798)

INCREASE (DECREASE) IN NET ASSETS	313,275,399	(1,148,433,900)	1,558,545,936	(2,211,222,196)

NET ASSETS
Beginning of year	1,161,533,542	2,309,967,442	1,141,791,391	3,353,013,587

End of year	$1,474,808,941	$1,161,533,542	$2,700,337,327	$1,141,791,391

Undistributed net investment income included in net assets at end of year	$5,696,388	$6,278,695	$16,532,665	$4,049,338

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	11,500,000	33,000,000	27,750,000
Shares redeemed	(8,300,000)	(10,100,000)	(21,750,000)	(49,250,000)

Net increase (decrease) in shares outstanding	(7,000,000)	1,400,000	11,250,000	(21,500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P /TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Period from June 16, 2009[a] to March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,238,681	$1,784,370	$559,450
Net realized loss	(1,790,366)	(4,843,501)	(257,641)
Net change in unrealized appreciation (depreciation)	34,026,273	(50,469,953)	2,870,743

Net increase (decrease) in net assets resulting from operations	33,474,588	(53,529,084)	3,172,552

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,424,876)	(2,455,656)	(28,809)

Total distributions to shareholders	(1,424,876)	(2,455,656)	(28,809)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,795,493	–	41,754,155
Cost of shares redeemed	(24,987,316)	(75,023,362)	(1,363,934)

Net increase (decrease) in net assets from capital share transactions	(3,191,823)	(75,023,362)	40,390,221

INCREASE (DECREASE) IN NET ASSETS	28,857,889	(131,008,102)	43,533,964

NET ASSETS
Beginning of period	80,436,858	211,444,960	–

End of period	$109,294,747	$80,436,858	$43,533,964

Undistributed net investment income included in net assets at end of period	$664,911	$808,790	$534,028

SHARES ISSUED AND REDEEMED
Shares sold	600,000	–	1,450,000
Shares redeemed	(600,000)	(1,500,000)	(50,000)

Net increase (decrease) in shares outstanding	–	(1,500,000)	1,400,000

[a]	Commencement of operations.

See notes to financial statements.

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.56	0.83	0.15
Net realized and unrealized gain (loss)	14.74	(17.91)	(5.37)

Total from investment operations	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.50)	(0.70)	(0.02)

Total distributions	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$40.06	$25.26	$43.04

Total return	60.92%	(39.92)%	(10.82)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[d]	0.52%	0.52%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[d]	1.53%	2.70%	0.88%
Portfolio turnover rate[e]	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the years ended March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.96	1.19	0.84
Net realized and unrealized gain (loss)	12.36	(25.11)	(5.86)

Total from investment operations	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(1.38)	(1.12)	(0.90)
Return of capital	(0.18)	–	–

Total distributions	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$30.79	$19.03	$44.07

Total return	70.62%	(55.14)%	(10.17)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.32%	4.00%	2.68%
Portfolio turnover rate[e]	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$25.58	$52.50	$53.99	$44.26	$37.65

Income from investment operations:
Net investment income	1.00 [b]	1.59 [b]	1.60 [b]	1.22 [b]	0.96
Net realized and unrealized gain (loss)	12.83	(26.83)	(1.52)	9.55	6.59

Total from investment operations	13.83	(25.24)	0.08	10.77	7.55

Less distributions from:
Net investment income	(1.00)	(1.68)	(1.57)	(1.04)	(0.94)

Total distributions	(1.00)	(1.68)	(1.57)	(1.04)	(0.94)

Net asset value, end of year	$38.41	$25.58	$52.50	$53.99	$44.26

Total return	54.79%	(49.34)%	(0.08)%	24.44%	20.30%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,474,809	$1,161,534	$2,309,967	$2,564,551	$1,575,443
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes	0.60%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.84%	4.04%	2.82%	2.47%	2.47%
Portfolio turnover rate[c]	7%	9%	16%	4%	7%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$25.51	$50.61	$35.70	$28.13	$16.37

Income from investment operations:
Net investment income[b]	1.03	0.91	0.90	0.63	0.61
Net realized and unrealized gain (loss)	22.43	(24.93)	14.70	7.59	11.49

Total from investment operations	23.46	(24.02)	15.60	8.22	12.10

Less distributions from:
Net investment income	(0.75)	(1.08)	(0.69)	(0.65)	(0.34)

Total distributions	(0.75)	(1.08)	(0.69)	(0.65)	(0.34)

Net asset value, end of year	$48.22	$25.51	$50.61	$35.70	$28.13

Total return	92.64%	(47.97)%	43.74%	29.39%	74.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,700,337	$1,141,791	$3,353,014	$1,490,362	$1,554,429
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	0.50%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.48%	2.21%	1.96%	2.08%	2.58%
Portfolio turnover rate[c]	11%	12%	4%	7%	12%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$33.52	$54.22	$64.13	$62.25	$45.36

Income from investment operations:
Net investment income[b]	0.47	0.60	0.53	0.43	0.45
Net realized and unrealized gain (loss)	12.08	(20.45)	(9.84)	1.83	16.63

Total from investment operations	12.55	(19.85)	(9.31)	2.26	17.08

Less distributions from:
Net investment income	(0.53)	(0.85)	(0.60)	(0.38)	(0.19)

Total distributions	(0.53)	(0.85)	(0.60)	(0.38)	(0.19)

Net asset value, end of year	$45.54	$33.52	$54.22	$64.13	$62.25

Total return	37.60%	(37.07)%	(14.58)%	3.65%	37.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$109,295	$80,437	$211,445	$365,514	$317,439
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.11%	1.27%	0.86%	0.69%	0.85%
Portfolio turnover rate[c]	8%	3%	3%	2%	7%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Emerging Markets Infrastructure Index Fund
Period from Jun. 16, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$24.45

Income from investment operations:
Net investment income[b]	0.77
Net realized and unrealized gain	5.91

Total from investment operations	6.68

Less distributions from:
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$31.10

Total return	27.32%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,534
Ratio of expenses to average net assets[d]	0.71%
Ratio of expenses to average net assets prior to waived fees[d]	0.75%
Ratio of net investment income to average net assets[d]	3.29%
Portfolio turnover rate[e]	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P Emerging Markets Infrastructure Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Emerging Markets Infrastructure Index Fund commenced operations on June 16, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of March 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
S&P Asia 50	$145,075,987	$–	$–	$145,075,987
S&P Developed ex-U.S. Property	109,357,197	–	–	109,357,197
S&P Europe 350
Common Stocks	1,465,542,801	–	29	1,465,542,830
Preferred Stocks	3,380,304	–	–	3,380,304
Rights	5,736	–	–	5,736
Short-Term Investments	23,333,196	–	–	23,333,196

Total S&P Europe 350	1,492,262,037	–	29	1,492,262,066

S&P Latin America 40	2,758,041,971	–	–	2,758,041,971

S&P/TOPIX 150
Common Stocks	107,355,372	–	985,788	108,341,160
Short-Term Investments	19,499	–	–	19,499

Total S&P/TOPIX 150	107,374,871	–	985,788	108,360,659

S&P Emerging Markets Infrastructure	43,461,503	–	–	43,461,503

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended March 31, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Year	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
S&P Europe 350
Common Stocks	$28	$1	$–	$–	$29	$1
Rights	8,440,081	–	–	(8,440,081)	–	–
S&P/TOPIX 150
Common Stocks	–	110,899	(35,104)	909,993	985,788	145,138

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of March 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Asia 50	$206,977	$14,266,894	$(4,731,679)	$9,742,192
S&P Developed ex-U.S. Property	–	(30,890,695)	(13,307,345)	(44,198,040)
S&P Europe 350	5,897,566	(184,487,668)	(132,538,928)	(311,129,030)
S&P Latin America 40	16,532,665	(108,183,356)	(232,810,724)	(324,461,415)
S&P/TOPIX 150	708,763	(30,708,177)	(8,943,314)	(38,942,728)
S&P Emerging Markets Infrastructure	534,028	2,706,119	(241,104)	2,999,043

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to March 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ended March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P Asia 50	$479,600
S&P Developed ex-U.S. Property	3,427,651
S&P Europe 350	12,569,285
S&P Latin America 40	425,988
S&P/TOPIX 150	1,652,469
S&P Emerging Markets Infrastructure	233,650

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P Asia 50	$–	$–	$–	$–	$–	$–	$4,137,780	$114,299	$4,252,079
S&P Developed ex-U.S. Property	–	–	–	–	–	37,441	1,561,084	8,281,169	9,879,694
S&P Europe 350	–	2,828,772	–	–	–	–	47,090,987	70,049,884	119,969,643
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	23,841,805	201,370,437	232,384,736
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	7,290,845
S&P Emerging Markets Infrastructure	–	–	–	–	–	–	–	7,454	7,454

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended March 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$130,817,687	$16,679,390	$(2,421,090)	$14,258,300
S&P Developed ex-U.S. Property	140,245,445	—	(30,888,248)	(30,888,248)
S&P Europe 350	1,676,806,746	84,428,561	(268,973,241)	(184,544,680)
S&P Latin America 40	2,866,270,783	129,949,044	(238,177,856)	(108,228,812)
S&P/TOPIX 150	139,060,497	4,098,382	(34,798,220)	(30,699,838)
S&P Emerging Markets Infrastructure	40,755,372	3,388,383	(682,252)	2,706,131

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2011 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$4,950
S&P Developed ex-U.S. Property	61,482
S&P Europe 350	181,724
S&P Latin America 40	228,975
S&P/TOPIX 150	8,789
S&P Emerging Markets Infrastructure	37

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of March 31, 2010, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the iShares S&P Europe 350 Index Fund (excluding short-term investments) during the period April 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays PLC	2,306	783	514	2,575	$12,354,452	$43,159	$1,762,322

Investments in issuers considered to be an affiliate of the iShares S&P Emerging Markets Infrastructure Index Fund (excluding short-term investments) during the period ended March 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

iShares MSCI Chile
Investable Market Index Fund	–	11	–	11	$615,328	$1,929	$–

iShares MSCI Malaysia
Index Fund	–	140	12	128	1,491,851	15,525	11,588

iShares MSCI South Korea
Index Fund	–	28	3	25	1,266,100	2,893	13,712

					$3,373,279	$20,347	$25,300

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$39,536,335	$7,272,090
S&P Developed ex-U.S. Property	9,511,321	11,230,211
S&P Europe 350	105,848,185	109,036,105
S&P Latin America 40	256,477,827	245,832,742
S&P/TOPIX 150	8,381,760	8,449,108
S&P Emerging Markets Infrastructure	6,252,271	3,984,267

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$37,078,611	$1,433,437
S&P Developed ex-U.S. Property	45,192,412	18,636,442
S&P Europe 350	40,378,352	305,133,920
S&P Latin America 40	1,357,995,231	929,545,763
S&P/TOPIX 150	21,563,861	24,875,007
S&P Emerging Markets Infrastructure	39,578,664	1,371,474

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index, and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Asia 50 Index Fund, iShares Developed ex-U.S. Property Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares S&P Emerging Markets Infrastructure Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2010, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Asia 50	$2,364,590	$265,314
S&P Developed ex-U.S. Property	3,555,787	194,275
S&P Europe 350	56,572,578	5,748,213
S&P Latin America 40	77,990,652	8,311,784
S&P/TOPIX 150	1,918,537	134,039
S&P Emerging Markets Infrastructure	742,079	83,173

For corporate shareholders, the percentage of the income dividends paid by iShares S&P Latin America 40 Index Fund during the fiscal year ended March 31, 2010 which qualified for the dividends-received deduction is 1.68%.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income
S&P Asia 50	$651,659
S&P Developed ex-U.S. Property	2,443,884
S&P Europe 350	43,005,197
S&P Latin America 40	46,390,978
S&P/TOPIX 150	1,424,876
S&P Emerging Markets Infrastructure	28,809

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	67

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was held on November 4, 2009. The shareholder meetings for certain Funds were subsequently adjourned several times. The proposals approved by the shareholders at the adjourned meetings and the results of the shareholder vote were as follows:

Proposal 1

To approve a new investment advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P Asia 50	1,344,098	21,177	21,673	169,234
S&P Europe 350	20,206,652	414,186	425,712	1,515,339
S&P Latin America 40	27,478,285	566,880	578,044	2,730,608
S&P/TOPIX 150	1,181,011	19,961	19,689	152,261
S&P Emerging Markets Infrastructure	131,844	2,833	1,914	15,459

Proposal 2

To approve a change in the classification of the iShares S&P Europe 350 and iShares S&P Latin American 40 Index Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
S&P Europe 350	19,241,393	825,789	979,368	1,515,339
S&P Latin America 40	25,471,801	2,119,894	1,031,514	2,730,608

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	9	1.59%
Greater than 5.5% and Less than 6.0%	1	0.18
Greater than 5.0% and Less than 5.5%	1	0.18
Greater than 4.5% and Less than 5.0%	4	0.71
Greater than 4.0% and Less than 4.5%	4	0.71
Greater than 3.5% and Less than 4.0%	9	1.59
Greater than 3.0% and Less than 3.5%	12	2.12
Greater than 2.5% and Less than 3.0%	19	3.36
Greater than 2.0% and Less than 2.5%	28	4.96
Greater than 1.5% and Less than 2.0%	36	6.37
Greater than 1.0% and Less than 1.5%	64	11.33
Greater than 0.5% and Less than 1.0%	88	15.58
Between 0.5% and –0.5%	139	24.60
Less than –0.5% and Greater than –1.0%	48	8.50
Less than –1.0% and Greater than –1.5%	24	4.25
Less than –1.5% and Greater than –2.0%	26	4.60
Less than –2.0% and Greater than –2.5%	16	2.83
Less than –2.5% and Greater than –3.0%	15	2.65
Less than –3.0% and Greater than –3.5%	5	0.88
Less than –3.5% and Greater than –4.0%	4	0.71

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Asia 50 Index Fund (Continued)

Premium/Discount Range	Number of Days	Percentage of Total Days
Less than –4.0% and Greater than –4.5%	4	0.71%
Less than –4.5% and Greater than –5.0%	1	0.18
Less than –5.0% and Greater than –5.5%	1	0.18
Less than –5.5% and Greater than –6.0%	2	0.35
Less than –6.0%	5	0.88

	565	100.00%

iShares S&P Developed ex-U.S. Property Index Fund

Period Covered: October 1, 2007 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.95%
Greater than 4.0% and Less than 4.5%	4	0.64
Greater than 3.5% and Less than 4.0%	5	0.79
Greater than 3.0% and Less than 3.5%	8	1.27
Greater than 2.5% and Less than 3.0%	11	1.75
Greater than 2.0% and Less than 2.5%	22	3.50
Greater than 1.5% and Less than 2.0%	43	6.84
Greater than 1.0% and Less than 1.5%	78	12.40
Greater than 0.5% and Less than 1.0%	134	21.30
Between 0.5% and –0.5%	186	29.57
Less than –0.5% and Greater than –1.0%	54	8.59
Less than –1.0% and Greater than –1.5%	27	4.29
Less than –1.5% and Greater than –2.0%	17	2.70
Less than –2.0% and Greater than –2.5%	9	1.43
Less than –2.5% and Greater than –3.0%	5	0.79
Less than –3.0% and Greater than –3.5%	8	1.27
Less than –3.5% and Greater than –4.0%	3	0.48
Less than –4.5% and Greater than –5.0%	4	0.64
Less than –5.0% and Greater than –5.5%	2	0.32
Less than –5.5%	3	0.48

	629	100.00%

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.45%
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	12	0.91
Greater than 1.5% and Less than 2.0%	18	1.36
Greater than 1.0% and Less than 1.5%	59	4.47
Greater than 0.5% and Less than 1.0%	258	19.56
Between 0.5% and –0.5%	773	58.62
Less than –0.5% and Greater than –1.0%	110	8.34
Less than –1.0% and Greater than –1.5%	34	2.58
Less than –1.5% and Greater than –2.0%	17	1.29
Less than –2.0% and Greater than –2.5%	6	0.45
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0%	6	0.45

	1,319	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	8	0.61
Greater than 0.5% and Less than 1.0%	67	5.08
Between 0.5% and –0.5%	1,174	88.99
Less than –0.5% and Greater than –1.0%	53	4.02
Less than –1.0% and Greater than –1.5%	5	0.38
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	3	0.23

	1,319	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	2	0.15%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	2	0.15
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	7	0.53
Greater than 3.0% and Less than 3.5%	6	0.45
Greater than 2.5% and Less than 3.0%	12	0.91
Greater than 2.0% and Less than 2.5%	19	1.44
Greater than 1.5% and Less than 2.0%	42	3.18
Greater than 1.0% and Less than 1.5%	100	7.58
Greater than 0.5% and Less than 1.0%	226	17.13
Between 0.5% and –0.5%	561	42.56
Less than –0.5% and Greater than –1.0%	144	10.92
Less than –1.0% and Greater than –1.5%	73	5.53
Less than –1.5% and Greater than –2.0%	53	4.02
Less than –2.0% and Greater than –2.5%	18	1.36
Less than –2.5% and Greater than –3.0%	18	1.36
Less than –3.0% and Greater than –3.5%	11	0.83
Less than –3.5% and Greater than –4.0%	6	0.45
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5% and Greater than –5.0%	3	0.23
Less than –5.0% and Greater than –5.5%	1	0.08
Less than –5.5% and Greater than –6.0%	1	0.08
Less than –6.0%	5	0.38

	1,319	100.00%

iShares S&P Emerging Markets Infrastructure Index Fund

Period Covered: July 1, 2009 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	1.06%
Greater than 1.0% and Less than 1.5%	6	3.17
Greater than 0.5% and Less than 1.0%	57	30.16
Between 0.5% and –0.5%	117	61.91
Less than –0.5% and Greater than –1.0%	6	3.17
Less than –1.0% and Greater than –1.5%	1	0.53

	189	100.00%

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007 - 2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005 - 2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003 - 2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004 - 2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994 - 2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968 - 2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003 - 2005) and Director (1999 - 2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999 - 2005); Managing Director, UBS America, Inc. (2000 - 2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006 - 2009).	Director of iShares, Inc. (since 2007).

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007 - 2009); President, Van Kampen Investors Services (2003 - 2007); Managing Director, Morgan Stanley (2002 - 2007); President, Morgan Stanley Trust, FSB (2002 - 2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006 - 2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005 - 2006); Counsel of Kirkpatrick & Lockhart LLP (2001 - 2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004 - 2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006 - 2009); Senior Portfolio Manager, BGI (1999 - 2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008 - 2009); Global Head of U.S. Indexing, BGI (2006 - 2008); Head of Domestic Equity Portfolio Management, BGI (2001 - 2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004 - 2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007 - 2009); Senior Portfolio Manager, BGI (2004 - 2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005 - 2008); Fixed Income Investment Strategist, BGI (2003 - 2005).

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	79

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	81

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-34-0310

iShares® BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2010

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iShares S&P 500 Index Fund | IVV | NYSE Arca
iShares S&P 500 Growth Index Fund | IVW | NYSE Arca
iShares S&P 500 Value Index Fund | IVE | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	49.65%	50.14%	49.77%	1.88%	1.89%	1.92%	(0.42)%	(0.42)%	(0.36)%
S&P 500 Growth*	45.16%	45.79%	45.44%	2.50%	2.50%	2.65%	(1.97)%	(1.97)%	(1.81)%
S&P 500 Value*	54.46%	54.83%	54.68%	0.95%	0.92%	1.06%	1.47%	1.47%	1.61%

	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	49.65%	50.14%	49.77%	9.75%	9.80%	9.97%	(4.03)%	(4.07)%	(3.52)%
S&P 500 Growth*	45.16%	45.79%	45.44%	13.15%	13.14%	14.00%	(17.81)%	(17.82)%	(16.46)%
S&P 500 Value*	54.46%	54.83%	54.68%	4.87%	4.71%	5.39%	15.52%	15.47%	17.03%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 49.65%, while the total return for the Index was 49.77%.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

iShares S&P 500 Index Fund (Continued)

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.50%

Financial	16.43

Technology	13.00

Communications	11.28

Energy	11.10

Industrial	10.60

Consumer Cyclical	8.63

Utilities	3.25

Basic Materials	3.02

Diversified	0.04

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.99%

Microsoft Corp.	2.11

Apple Inc.	2.01

General Electric Co.	1.84

Procter & Gamble Co. (The)	1.74

Johnson & Johnson	1.70

Bank of America Corp.	1.69

JPMorgan Chase & Co.	1.68

International Business Machines Corp.	1.58

Wells Fargo & Co.	1.53

TOTAL	18.87%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 45.16%, while the total return for the Growth Index was 45.44%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.44%

Technology	21.49

Communications	13.93

Energy	11.88

Industrial	9.39

Financial	7.38

Consumer Cyclical	6.29

Basic Materials	3.70

Utilities	0.33

Diversified	0.03

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Microsoft Corp.	4.26%

Apple Inc.	4.07

Exxon Mobil Corp.	3.20

International Business Machines Corp.	3.18

Cisco Systems Inc.	2.85

Google Inc. Class A	2.62

Coca-Cola Co. (The)	2.42

PepsiCo Inc.	2.06

Oracle Corp.	1.92

Johnson & Johnson	1.82

TOTAL	28.40%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 54.46%, while the total return for the Value Index was 54.68%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	25.30%

Consumer Non-Cyclical	19.67

Industrial	11.77

Consumer Cyclical	10.94

Energy	10.28

Communications	8.69

Utilities	6.11

Technology	4.67

Basic Materials	2.37

Diversified	0.05

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
General Electric Co.	3.64%

Bank of America Corp.	3.36

JPMorgan Chase & Co.	3.33

Wells Fargo & Co.	3.02

Chevron Corp.	2.85

Exxon Mobil Corp.	2.78

Pfizer Inc.	2.59

Wal-Mart Stores Inc.	2.22

Procter & Gamble Co. (The)	2.07

Verizon Communications Inc.	1.65

TOTAL	27.51%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered double-digit positive returns for the reporting period. Financials, which had declined the most during the market downturn of the previous reporting period, posted the strongest gains. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The information technology sector, the largest sector in the Index at the end of the reporting period, experienced solid gains. The materials sector rebounded soundly, although it represented only a small portion of the Index at period-end. The telecommunication services and utilities sectors contributed relatively modest returns.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

Within the Growth Index, sector performance was positive. At approximately 32% of the Growth Index as of period-end, the information technology sector made the largest positive sector contribution by far to index returns. The industrials and energy sectors also contributed meaningfully to index performance. The financials and consumer discretionary sectors both experienced healthy returns. The utilities and telecommunication services sectors, by comparison, made nearly flat contributions.

Within the Value Index, the largest contributor to returns was the financials sector, which experienced robust gains and represented approximately 26% of the Value Index as of the end of the reporting period. The industrials and consumer discretionary sectors also delivered strong returns. Utilities and telecommunication services both produced modest returns.

For the reporting period, all of the Fund’s ten largest holdings delivered positive returns. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded to post robust gains. Technology companies Apple Inc. and Microsoft Corp. both logged strong results. Exxon Mobil Corp., the Fund’s largest holding, delivered only a small gain for the reporting period.

All of the Growth Fund’s ten largest holdings gained for the reporting period, reflecting the strength that the information technology sector experienced. Technology firms Apple Inc., Google Inc., Microsoft Corp., Cisco Systems Inc., and Oracle Corp. all logged strong returns. Exxon Mobil Corp. posted only a slight gain.

Among the Value Fund’s ten largest holdings, performance was positive for the reporting period. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded strongly from the previous reporting period, as did General Electric Co. Oil companies Chevron Corp. and Exxon Mobil Corp. posted more modest returns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
S&P 500
Actual	$1,000.00	$1,117.00	0.09%	$0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.48
S&P 500 Growth
Actual	1,000.00	1,116.70	0.18	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,115.10	0.18	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$34,674,960	0.15%

		34,674,960	0.15

AEROSPACE & DEFENSE
Boeing Co. (The)	1,630,691	118,404,474	0.52
United Technologies Corp.	2,017,190	148,485,356	0.65
Other securities[a]		273,190,630	1.20

		540,080,460	2.37

AGRICULTURE
Altria Group Inc.	4,482,138	91,973,472	0.40
Philip Morris International Inc.	4,051,832	211,343,557	0.93
Other securities[a]		168,748,191	0.74

		472,065,220	2.07

AIRLINES
Other securities[a]		21,179,524	0.09

		21,179,524	0.09

APPAREL
Other securities[a]		114,298,219	0.50

		114,298,219	0.50

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	7,256,263	91,211,226	0.40
Other securities[a]		34,012,799	0.15

		125,224,025	0.55

AUTO PARTS & EQUIPMENT
Other securities[a]		54,375,609	0.24

		54,375,609	0.24

BANKS
Bank of America Corp.	21,609,753	385,734,091	1.69
PNC Financial Services Group Inc. (The)[d]	1,113,788	66,493,144	0.29
U.S. Bancorp	4,121,894	106,674,617	0.47
Wells Fargo & Co.	11,159,721	347,290,518	1.53
Other securities[a]		352,390,293	1.54

		1,258,582,663	5.52

BEVERAGES
Coca-Cola Co. (The)	4,965,493	273,102,115	1.20

Security	Shares	Value	% of Net Assets
PepsiCo Inc.	3,520,335	$232,905,364	1.02%
Other securities[a]		73,708,390	0.32

		579,715,869	2.54

BIOTECHNOLOGY
Amgen Inc.[b]	2,109,609	126,070,234	0.55
Other securities[a]		157,535,236	0.69

		283,605,470	1.24

BUILDING MATERIALS
Other securities[a]		12,008,103	0.05

		12,008,103	0.05

CHEMICALS
Other securities[a]		356,055,690	1.56

		356,055,690	1.56

COAL
Other securities[a]		53,998,797	0.24

		53,998,797	0.24

COMMERCIAL SERVICES
Other securities[a]		319,233,631	1.40

		319,233,631	1.40

COMPUTERS
Apple Inc.[b]	1,953,309	458,890,883	2.01
Hewlett-Packard Co.	5,070,900	269,518,335	1.18
International Business Machines Corp.	2,798,122	358,859,146	1.58
Other securities[a]		263,159,561	1.16

		1,350,427,925	5.93

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,256,700	395,861,409	1.74
Other securities[a]		138,407,437	0.61

		534,268,846	2.35

DISTRIBUTION & WHOLESALE
Other securities[a]		42,383,230	0.19

		42,383,230	0.19

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,578,056	106,370,591	0.47
Citigroup Inc.[b]	42,327,408	171,426,002	0.75
Goldman Sachs Group Inc. (The)	1,133,636	193,432,311	0.85

SUMMARY SCHEDULES OF INVESTMENTS	7

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	8,558,182	$382,978,645	1.68%
Other securities[a]		423,123,336	1.86

		1,277,330,885	5.61

ELECTRIC
Other securities[a]		699,737,153	3.07

		699,737,153	3.07

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		87,726,341	0.39

		87,726,341	0.39

ELECTRONICS
Other securities[a]		122,752,122	0.54

		122,752,122	0.54

ENERGY - ALTERNATE SOURCES
Other securities[a]		12,872,731	0.06

		12,872,731	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		30,084,737	0.13

		30,084,737	0.13

ENTERTAINMENT
Other securities[a]		11,801,524	0.05

		11,801,524	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		66,184,428	0.29

		66,184,428	0.29

FOOD
Kraft Foods Inc. Class A	3,741,167	113,132,890	0.50
Other securities[a]		346,426,375	1.52

		459,559,265	2.02

FOREST PRODUCTS & PAPER
Other securities[a]		66,712,694	0.29

		66,712,694	0.29

GAS
Other securities[a]		40,120,921	0.18

		40,120,921	0.18

HAND & MACHINE TOOLS
Other securities[a]		24,953,842	0.11

		24,953,842	0.11

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Johnson & Johnson	5,927,853	$386,496,016	1.70%
Medtronic Inc.	2,379,664	107,156,270	0.47
Other securities[a]		319,170,056	1.40

		812,822,342	3.57

HEALTH CARE - SERVICES
Other securities[a]		256,134,769	1.12

		256,134,769	1.12

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		10,134,141	0.04

		10,134,141	0.04

HOME BUILDERS
Other securities[a]		21,288,174	0.09

		21,288,174	0.09

HOME FURNISHINGS
Other securities[a]		21,088,509	0.09

		21,088,509	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		100,482,894	0.44

		100,482,894	0.44

HOUSEWARES
Other securities[a]		9,087,396	0.04

		9,087,396	0.04

INSURANCE
Berkshire Hathaway Inc. Class Bb	3,564,803	289,711,540	1.27
Other securities[a]		612,716,547	2.69

		902,428,087	3.96

INTERNET
Amazon.com Inc.[b]	737,394	100,086,488	0.44
Google Inc. Class Ab	520,537	295,149,684	1.29
Other securities[a]		209,502,034	0.92

		604,738,206	2.65

IRON & STEEL
Other securities[a]		87,932,622	0.39

		87,932,622	0.39

LEISURE TIME
Other securities[a]		50,541,327	0.22

		50,541,327	0.22

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$57,341,298	0.25%

		57,341,298	0.25

MACHINERY
Other securities[a]		196,408,753	0.86

		196,408,753	0.86

MANUFACTURING
General Electric Co.	22,983,494	418,299,591	1.84
3M Co.	1,533,282	128,136,377	0.56
Other securities[a]		293,182,855	1.29

		839,618,823	3.69

MEDIA
Comcast Corp. Class A	6,112,881	115,044,420	0.50
Walt Disney Co. (The)	4,178,159	145,859,531	0.64
Other securities[a]		394,740,552	1.74

		655,644,503	2.88

METAL FABRICATE & HARDWARE
Other securities[a]		38,681,902	0.17

		38,681,902	0.17

MINING
Other securities[a]		178,557,623	0.78

		178,557,623	0.78

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		39,365,201	0.17

		39,365,201	0.17

OIL & GAS
Chevron Corp.	4,326,155	328,052,334	1.44
ConocoPhillips	3,202,935	163,894,184	0.72
Exxon Mobil Corp.	10,169,810	681,173,874	2.99
Occidental Petroleum Corp.	1,749,142	147,872,465	0.65
Other securities[a]		666,819,942	2.93

		1,987,812,799	8.73

OIL & GAS SERVICES
Schlumberger Ltd.	2,577,631	163,576,463	0.72
Other securities[a]		202,871,092	0.89

		366,447,555	1.61

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$44,923,555	0.20%

		44,923,555	0.20

PHARMACEUTICALS
Abbott Laboratories	3,344,635	176,195,372	0.77
Bristol-Myers Squibb Co.	3,692,774	98,597,066	0.43
Merck & Co. Inc.	6,710,778	250,647,558	1.10
Pfizer Inc.	17,384,338	298,141,397	1.31
Other securities[a]		486,810,475	2.14

		1,310,391,868	5.75

PIPELINES
Other securities[a]		103,690,621	0.46

		103,690,621	0.46

REAL ESTATE
Other securities[a]		9,255,433	0.04

		9,255,433	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		268,014,137	1.18

		268,014,137	1.18

RETAIL
CVS Caremark Corp.	2,995,524	109,516,357	0.48
Home Depot Inc. (The)	3,663,039	118,499,312	0.52
McDonald’s Corp.	2,317,771	154,641,681	0.68
Wal-Mart Stores Inc.	4,596,189	255,548,108	1.12
Other securities[a]		765,259,444	3.36

		1,403,464,902	6.16

SAVINGS & LOANS
Other securities[a]		26,988,773	0.12

		26,988,773	0.12

SEMICONDUCTORS
Intel Corp.	11,899,234	264,876,949	1.16
Other securities[a]		310,037,333	1.36

		574,914,282	2.52

SOFTWARE
Microsoft Corp.	16,436,066	481,083,652	2.11
Oracle Corp.	8,419,930	216,308,002	0.95
Other securities[a]		300,674,722	1.32

		998,066,376	4.38

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	12,713,555	$328,518,261	1.44%
Cisco Systems Inc.[b]	12,333,487	321,040,667	1.41
QUALCOMM Inc.	3,620,369	152,019,294	0.67
Verizon Communications Inc.	6,108,568	189,487,779	0.83
Other securities[a]		284,043,730	1.25

		1,275,109,731	5.60

TEXTILES
Other securities[a]		7,946,183	0.04

		7,946,183	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		27,957,449	0.12

		27,957,449	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	2,138,824	137,761,654	0.60
Other securities[a]		271,451,585	1.20

		409,213,239	1.80

TOTAL COMMON STOCKS
(Cost: $25,825,896,015)		22,748,508,357	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	343,165,056	343,165,056	1.51
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	62,137,192	62,137,192	0.27
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	10,821,967	10,821,967	0.05%

		416,124,215	1.83

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,124,215)		416,124,215	1.83

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,242,020,230)		23,164,632,572	101.68

Other Assets, Less Liabilities		(382,683,475)	(1.68)

NET ASSETS		$22,781,949,097	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,176,064	0.15%

		8,176,064	0.15

AEROSPACE & DEFENSE
United Technologies Corp.	1,005,563	74,019,492	1.31
Other securities[a]		60,630,373	1.08

		134,649,865	2.39

AGRICULTURE
Monsanto Co.	585,992	41,851,549	0.74
Philip Morris International Inc.	888,759	46,357,669	0.83
Other securities[a]		19,234,135	0.34

		107,443,353	1.91

APPAREL
Other securities[a]		39,782,601	0.71

		39,782,601	0.71

AUTO MANUFACTURERS
Other securities[a]		14,096,312	0.25

		14,096,312	0.25

BANKS
Other securities[a]		9,061,811	0.16

		9,061,811	0.16

BEVERAGES
Coca-Cola Co. (The)	2,475,291	136,141,005	2.42
PepsiCo Inc.	1,754,865	116,101,868	2.06
Other securities[a]		13,378,483	0.24

		265,621,356	4.72

BIOTECHNOLOGY
Amgen Inc.[b]	546,877	32,681,370	0.58
Celgene Corp.[b]	493,711	30,590,334	0.54
Other securities[a]		40,510,434	0.72

		103,782,138	1.84

CHEMICALS
Praxair Inc.	328,971	27,304,593	0.49
Other securities[a]		74,431,008	1.32

		101,735,601	1.81

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$26,866,984	0.48%

		26,866,984	0.48

COMMERCIAL SERVICES
MasterCard Inc. Class A	103,651	26,327,354	0.47
Visa Inc. Class A	479,373	43,637,324	0.78
Other securities[a]		39,593,818	0.70

		109,558,496	1.95

COMPUTERS
Apple Inc.[b]	973,727	228,757,684	4.07
EMC Corp.[b]	2,204,392	39,767,232	0.71
Hewlett-Packard Co.	1,744,253	92,707,047	1.65
International Business Machines Corp.	1,394,892	178,894,899	3.18
Other securities[a]		53,277,901	0.94

		593,404,763	10.55

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	530,229	45,207,325	0.80
Procter & Gamble Co. (The)	1,247,627	78,937,360	1.40
Other securities[a]		23,802,736	0.43

		147,947,421	2.63

DISTRIBUTION & WHOLESALE
Other securities[a]		13,866,722	0.25

		13,866,722	0.25

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,285,120	53,024,051	0.94
Goldman Sachs Group Inc. (The)	220,406	37,607,876	0.67
Other securities[a]		95,173,990	1.69

		185,805,917	3.30

ELECTRIC
Other securities[a]		18,475,894	0.33

		18,475,894	0.33

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,671,501	0.30

		16,671,501	0.30

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$40,458,243	0.72%

		40,458,243	0.72

ENERGY - ALTERNATE SOURCES
Other securities[a]		6,412,387	0.11

		6,412,387	0.11

ENTERTAINMENT
Other securities[a]		3,310,078	0.06

		3,310,078	0.06

ENVIRONMENTAL CONTROL
Other securities[a]		9,329,367	0.17

		9,329,367	0.17

FOOD
Other securities[a]		51,074,545	0.91

		51,074,545	0.91

FOREST PRODUCTS & PAPER
Other securities[a]		16,169,575	0.29

		16,169,575	0.29

HAND & MACHINE TOOLS
Other securities[a]		6,337,892	0.11

		6,337,892	0.11

HEALTH CARE - PRODUCTS
Johnson & Johnson	1,566,210	102,116,892	1.82
Medtronic Inc.	1,186,244	53,416,567	0.95
Other securities[a]		106,871,952	1.90

		262,405,411	4.67

HEALTH CARE - SERVICES
Other securities[a]		44,177,040	0.79

		44,177,040	0.79

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,939,919	0.03

		1,939,919	0.03

HOME FURNISHINGS
Other securities[a]		3,500,173	0.06

		3,500,173	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		20,544,710	0.37

		20,544,710	0.37

Security	Shares	Value	% of Net Assets
INSURANCE
Berkshire Hathaway Inc. Class Bb	977,402	$79,433,461	1.41%
Other securities[a]		51,491,178	0.92

		130,924,639	2.33

INTERNET
Amazon.com Inc.[b]	367,587	49,892,584	0.89
eBay Inc.[b]	1,213,658	32,708,083	0.58
Google Inc. Class Ab	259,506	147,142,497	2.62
Other securities[a]		53,866,909	0.95

		283,610,073	5.04

IRON & STEEL
Other securities[a]		24,508,040	0.44

		24,508,040	0.44

LEISURE TIME
Other securities[a]		4,684,378	0.08

		4,684,378	0.08

LODGING
Other securities[a]		25,911,971	0.46

		25,911,971	0.46

MACHINERY
Caterpillar Inc.	670,884	42,165,059	0.75
Other securities[a]		33,557,649	0.60

		75,722,708	1.35

MANUFACTURING
Honeywell International Inc.	821,054	37,169,115	0.66
3M Co.	412,739	34,492,598	0.61
Other securities[a]		56,953,908	1.02

		128,615,621	2.29

MEDIA
DIRECTV Class Ab	1,004,251	33,953,726	0.60
Other securities[a]		60,591,317	1.08

		94,545,043	1.68

METAL FABRICATE & HARDWARE
Other securities[a]		19,280,574	0.34

		19,280,574	0.34

MINING
Freeport-McMoRan Copper & Gold Inc.	462,385	38,627,643	0.68

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Newmont Mining Corp.	527,285	$26,854,625	0.48%

		65,482,268	1.16

OIL & GAS
Anadarko Petroleum Corp.	528,958	38,524,011	0.69
Apache Corp.	361,417	36,683,826	0.65
Exxon Mobil Corp.	2,686,978	179,973,786	3.20
Occidental Petroleum Corp.	871,913	73,711,525	1.31
XTO Energy Inc.	626,464	29,556,572	0.53
Other securities[a]		119,252,537	2.11

		477,702,257	8.49

OIL & GAS SERVICES
Schlumberger Ltd.	1,284,942	81,542,419	1.45
Other securities[a]		68,263,850	1.21

		149,806,269	2.66

PACKAGING & CONTAINERS
Other securities[a]		8,647,187	0.15

		8,647,187	0.15

PHARMACEUTICALS
Abbott Laboratories	883,690	46,552,789	0.83
Express Scripts Inc.[b]	295,644	30,084,733	0.53
Gilead Sciences Inc.[b]	970,115	44,120,830	0.78
Medco Health Solutions Inc.[b]	498,356	32,173,863	0.57
Merck & Co. Inc.	1,739,598	64,973,985	1.16
Other securities[a]		99,827,475	1.78

		317,733,675	5.65

PIPELINES
Other securities[a]		8,159,826	0.14

		8,159,826	0.14

REAL ESTATE
Other securities[a]		4,611,478	0.08

		4,611,478	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		77,621,111	1.38

		77,621,111	1.38

RETAIL
McDonald’s Corp.	612,396	40,859,061	0.73

Security	Shares	Value	% of Net Assets
Other securities[a]		$197,645,172	3.51%

		238,504,233	4.24

SAVINGS & LOANS
Other securities[a]		7,190,349	0.13

		7,190,349	0.13

SEMICONDUCTORS
Intel Corp.	2,610,075	58,100,270	1.03
Other securities[a]		102,897,503	1.83

		160,997,773	2.86

SOFTWARE
Microsoft Corp.	8,193,499	239,823,716	4.26
Oracle Corp.	4,197,335	107,829,536	1.92
Other securities[a]		106,813,254	1.90

		454,466,506	8.08

TELECOMMUNICATIONS
AT&T Inc.	3,168,943	81,885,487	1.46
Cisco Systems Inc.[b]	6,148,289	160,039,963	2.85
Corning Inc.	1,674,098	33,833,521	0.60
QUALCOMM Inc.	1,804,711	75,779,815	1.35
Other securities[a]		45,323,034	0.80

		396,861,820	7.06

TOYS, GAMES & HOBBIES
Other securities[a]		10,327,659	0.18

		10,327,659	0.18

TRANSPORTATION
United Parcel Service Inc. Class B	490,472	31,591,302	0.56
Other securities[a]		56,832,057	1.01

		88,423,359	1.57

TOTAL COMMON STOCKS
(Cost: $5,305,836,347)		5,616,944,956	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	64,226,966	64,226,966	1.14

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	11,629,632	$11,629,632	0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	3,324,321	3,324,321	0.06

		79,180,919	1.41

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,180,919)		79,180,919	1.41

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,385,017,266)		5,696,125,875	101.27

Other Assets, Less Liabilities		(71,285,082)	(1.27)

NET ASSETS		$5,624,840,793	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,353,107	0.16%

		6,353,107	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	345,408	25,080,075	0.63
Lockheed Martin Corp.	235,899	19,631,515	0.49
Other securities[a]		48,991,840	1.23

		93,703,430	2.35

AGRICULTURE
Altria Group Inc.	1,073,849	22,035,381	0.55
Philip Morris International Inc.	787,927	41,098,272	1.03
Other securities[a]		25,918,627	0.65

		89,052,280	2.23

AIRLINES
Other securities[a]		7,365,140	0.18

		7,365,140	0.18

APPAREL
Other securities[a]		11,971,826	0.30

		11,971,826	0.30

AUTO MANUFACTURERS
Ford Motor Co.[b]	1,738,499	21,852,932	0.55
Other securities[a]		11,807,246	0.29

		33,660,178	0.84

AUTO PARTS & EQUIPMENT
Other securities[a]		18,883,484	0.47

		18,883,484	0.47

BANKS
Bank of America Corp.	7,504,183	133,949,667	3.36
Bank of New York Mellon Corp. (The)	903,768	27,908,356	0.70
PNC Financial Services Group Inc. (The)[c]	386,710	23,086,587	0.58
U.S. Bancorp	1,431,247	37,040,672	0.93
Wells Fargo & Co.	3,875,311	120,599,678	3.02
Other securities[a]		88,025,056	2.19

		430,610,016	10.78

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$16,349,251	0.41%

		16,349,251	0.41

BIOTECHNOLOGY
Amgen Inc.[b]	351,623	21,012,990	0.53
Other securities[a]		5,164,548	0.13

		26,177,538	0.66

BUILDING MATERIALS
Other securities[a]		4,185,496	0.10

		4,185,496	0.10

CHEMICALS
Dow Chemical Co. (The)	860,454	25,443,625	0.64
Other securities[a]		27,350,791	0.68

		52,794,416	1.32

COMMERCIAL SERVICES
Other securities[a]		34,585,698	0.87

		34,585,698	0.87

COMPUTERS
Dell Inc.[b]	1,288,003	19,332,925	0.48
Hewlett-Packard Co.	545,886	29,013,841	0.73

Other securities[a]		7,248,155	0.18
		55,594,921	1.39

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,303,624	82,480,290	2.07

		82,480,290	2.07

DISTRIBUTION & WHOLESALE
Other securities[a]		4,996,358	0.13
		4,996,358	0.13

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.[b]	14,697,998	59,526,892	1.49
Goldman Sachs Group Inc. (The)	240,128	40,973,041	1.03
JPMorgan Chase & Co.	2,971,908	132,992,883	3.33
Morgan Stanley	1,045,810	30,631,775	0.77
Other securities[a]		49,961,333	1.25

		314,085,924	7.87

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	448,901	$18,454,320	0.46%
Southern Co.	613,664	20,349,098	0.51
Other securities[a]		191,321,093	4.79

		230,124,511	5.76

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		18,842,952	0.47

		18,842,952	0.47

ELECTRONICS
Other securities[a]		14,487,677	0.36

		14,487,677	0.36

ENGINEERING & CONSTRUCTION
Other securities[a]		10,441,795	0.26

		10,441,795	0.26

ENTERTAINMENT
Other securities[a]		1,809,465	0.05

		1,809,465	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		16,480,222	0.41

		16,480,222	0.41

FOOD
Kraft Foods Inc. Class A	1,299,037	39,282,879	0.98
Other securities[a]		84,729,585	2.13

		124,012,464	3.11

FOREST PRODUCTS & PAPER
Other securities[a]		11,920,298	0.30

		11,920,298	0.30

GAS
Other securities[a]		13,898,515	0.35

		13,898,515	0.35

HAND & MACHINE TOOLS
Other securities[a]		4,253,024	0.11

		4,253,024	0.11

HEALTH CARE - PRODUCTS
Johnson & Johnson	967,501	63,081,065	1.58
Other securities[a]		36,384,444	0.91

		99,465,509	2.49

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
WellPoint Inc.[b]	332,074	$21,378,924	0.54%
Other securities[a]		36,820,223	0.92

		58,199,147	1.46

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,200,895	0.05

		2,200,895	0.05

HOME BUILDERS
Other securities[a]		7,370,746	0.18

		7,370,746	0.18

HOME FURNISHINGS
Other securities[a]		4,898,302	0.12

		4,898,302	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		20,570,839	0.52

		20,570,839	0.52

HOUSEWARES
Other securities[a]		3,158,347	0.08

		3,158,347	0.08

INSURANCE
Berkshire Hathaway Inc. Class Bb	557,058	45,272,104	1.13
MetLife Inc.	612,725	26,555,501	0.67
Travelers Companies Inc. (The)	384,169	20,722,076	0.52
Other securities[a]		129,614,600	3.24

		222,164,281	5.56

INTERNET
Other securities[a]		12,421,590	0.31

		12,421,590	0.31

IRON & STEEL
Other securities[a]		13,465,979	0.34

		13,465,979	0.34

LEISURE TIME
Other securities[a]		14,281,709	0.36

		14,281,709	0.36

LODGING
Other securities[a]		1,872,698	0.05

		1,872,698	0.05

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$15,455,749	0.39%

		15,455,749	0.39

MANUFACTURING
General Electric Co.	7,981,283	145,259,349	3.64
3M Co.	244,904	20,466,627	0.51
Other securities[a]		36,298,012	0.91

		202,023,988	5.06

MEDIA
Comcast Corp. Class A	2,122,583	39,947,012	1.00
Time Warner Inc.	860,407	26,904,927	0.67
Walt Disney Co. (The)	1,450,809	50,647,742	1.27
Other securities[a]		44,297,668	1.11

		161,797,349	4.05

MINING
Other securities[a]		16,407,049	0.41

		16,407,049	0.41

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		13,663,781	0.34

		13,663,781	0.34

OIL & GAS
Chevron Corp.	1,502,297	113,919,181	2.85
ConocoPhillips	1,112,195	56,911,018	1.43
Exxon Mobil Corp.	1,659,866	111,177,825	2.78
Other securities[a]		75,469,133	1.89

		357,477,157	8.95

OIL & GAS SERVICES
Other securities[a]		22,857,603	0.57

		22,857,603	0.57

PACKAGING & CONTAINERS
Other securities[a]		9,573,512	0.24

		9,573,512	0.24

PHARMACEUTICALS
Abbott Laboratories	545,870	28,756,432	0.72
Bristol-Myers Squibb Co.	718,049	19,171,908	0.48
Merck & Co. Inc.	1,118,564	41,778,365	1.05
Pfizer Inc.	6,036,836	103,531,737	2.59
Other securities[a]		40,410,327	1.01

		233,648,769	5.85

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$30,251,394	0.76%

		30,251,394	0.76

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		39,142,717	0.98

		39,142,717	0.98

RETAIL
Costco Wholesale Corp.	328,636	19,622,856	0.49
CVS Caremark Corp.	1,040,143	38,027,628	0.95
Home Depot Inc. (The)	1,271,954	41,147,712	1.03
Lowe’s Companies Inc.	1,101,122	26,691,197	0.67
McDonald’s Corp.	378,279	25,238,775	0.63
Target Corp.	562,751	29,600,703	0.74
Wal-Mart Stores Inc.	1,596,058	88,740,825	2.22
Other securities[a]		52,205,700	1.32

		321,275,396	8.05

SAVINGS & LOANS
Other securities[a]		4,329,246	0.11

		4,329,246	0.11

SEMICONDUCTORS
Intel Corp.	2,313,974	51,509,061	1.29
Other securities[a]		36,016,474	0.90

		87,525,535	2.19

SOFTWARE
Other securities[a]		30,056,532	0.75

		30,056,532	0.75

TELECOMMUNICATIONS
AT&T Inc.	2,207,452	57,040,560	1.43
Verizon Communications Inc.	2,121,196	65,799,500	1.65
Other securities[a]		43,519,963	1.09

		166,360,023	4.17

TEXTILES
Other securities[a]		2,771,331	0.07

		2,771,331	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		2,525,004	0.06

		2,525,004	0.06

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TRANSPORTATION
FedEx Corp.	234,071	$21,862,231	0.55%
United Parcel Service Inc. Class B	401,048	25,831,502	0.65
Other securities[a]		32,809,691	0.82

		80,503,424	2.02

TOTAL COMMON STOCKS
(Cost: $4,215,578,026)		3,986,835,877	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	19,451,463	19,451,463	0.48
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[c,d,e]	3,522,093	3,522,093	0.09
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[c,d]	2,011,062	2,011,062	0.05

		24,984,618	0.62

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,984,618)		24,984,618	0.62

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,240,562,644)		4,011,820,495	100.47

Other Assets, Less Liabilities		(18,892,911)	(0.47)

NET ASSETS		$3,992,927,584	100.00%

a	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.
b	Non-income earning security.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$25,758,058,685	$5,305,836,347	$4,193,321,881
Affiliated issuers (Note 2)	483,961,545	79,180,919	47,240,763

Total cost of investments	$26,242,020,230	$5,385,017,266	$4,240,562,644

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$22,682,015,213	$5,616,944,956	$3,963,749,290
Affiliated issuers (Note 2)	482,617,359	79,180,919	48,071,205

Total fair value of investments	23,164,632,572	5,696,125,875	4,011,820,495
Receivables:
Investment securities sold	894,355	420,182	–
Dividends and interest	29,649,609	5,772,807	6,175,792
Capital shares sold	328,439	–	–

Total Assets	23,195,504,975	5,702,318,864	4,017,996,287

LIABILITIES
Payables:
Investment securities purchased	4,786,064	264,476	1,496,055
Collateral for securities on loan (Note 5)	405,302,248	75,856,598	22,973,556
Capital shares redeemed	1,639,735	497,752	–
Investment advisory fees (Note 2)	1,827,831	859,245	599,092

Total Liabilities	413,555,878	77,478,071	25,068,703

NET ASSETS	$22,781,949,097	$5,624,840,793	$3,992,927,584

Net assets consist of:
Paid-in capital	$27,796,439,773	$6,414,620,263	$5,040,452,868
Undistributed net investment income	5,496,283	1,065,498	984,526
Accumulated net realized loss	(1,942,599,301)	(1,101,953,577)	(819,767,661)
Net unrealized appreciation (depreciation)	(3,077,387,658)	311,108,609	(228,742,149)

NET ASSETS	$22,781,949,097	$5,624,840,793	$3,992,927,584

Shares outstanding[b]	194,100,000	93,850,000	70,700,000

Net asset value per share	$117.37	$59.93	$56.48

[a]	Securities on loan with values of $391,075,037, $73,852,055 and $22,361,293, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$424,682,065	$92,219,148	$87,643,680
Dividends from affiliated issuers (Note 2)	100,798	–	34,659
Interest from affiliated issuers (Note 2)	15,696	4,658	3,036
Securities lending income from affiliated issuers (Note 2)	8,323,868	500,097	2,523,543

Total investment income	433,122,427	92,723,903	90,204,918

EXPENSES
Investment advisory fees (Note 2)	18,719,647	9,734,121	6,018,845

Total expenses	18,719,647	9,734,121	6,018,845

Net investment income	414,402,780	82,989,782	84,186,073

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(943,492,251)	(390,146,863)	(279,525,041)
Investments in affiliated issuers (Note 2)	1,188,366	–	(446,270)
In-kind redemptions	1,294,430,749	204,279,444	35,481,302

Net realized gain (loss)	352,126,864	(185,867,419)	(244,490,009)

Net change in unrealized appreciation (depreciation)	6,707,829,226	2,060,320,375	1,515,826,860

Net realized and unrealized gain	7,059,956,090	1,874,452,956	1,271,336,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,474,358,870	$1,957,442,738	$1,355,522,924

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$414,402,780	$392,787,824	$82,989,782	$77,245,608
Net realized gain (loss)	352,126,864	(728,130,835)	(185,867,419)	(432,076,495)
Net change in unrealized appreciation (depreciation)	6,707,829,226	(6,851,538,039)	2,060,320,375	(1,651,617,616)

Net increase (decrease) in net assets resulting from operations	7,474,358,870	(7,186,881,050)	1,957,442,738	(2,006,448,503)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(409,415,654)	(392,787,079)	(82,326,538)	(76,916,074)

Total distributions to shareholders	(409,415,654)	(392,787,079)	(82,326,538)	(76,916,074)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,325,777,561	15,896,931,072	189,962,919	2,152,074,778
Cost of shares redeemed	(8,352,071,842)	(10,008,977,673)	(1,025,272,683)	(1,168,842,927)

Net increase (decrease) in net assets from capital share transactions	973,705,719	5,887,953,399	(835,309,764)	983,231,851

INCREASE (DECREASE) IN NET ASSETS	8,038,648,935	(1,691,714,730)	1,039,806,436	(1,100,132,726)

NET ASSETS
Beginning of year	14,743,300,162	16,435,014,892	4,585,034,357	5,685,167,083

End of year	$22,781,949,097	$14,743,300,162	$5,624,840,793	$4,585,034,357

Undistributed net investment income included in net assets at end of year	$5,496,283	$509,157	$1,065,498	$402,254

SHARES ISSUED AND REDEEMED
Shares sold	90,950,000	145,800,000	3,700,000	41,000,000
Shares redeemed	(81,150,000)	(85,700,000)	(19,250,000)	(22,150,000)

Net increase (decrease) in shares outstanding	9,800,000	60,100,000	(15,550,000)	18,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$84,186,073	$109,751,050
Net realized loss	(244,490,009)	(505,622,212)
Net change in unrealized appreciation (depreciation)	1,515,826,860	(1,401,647,121)

Net increase (decrease) in net assets resulting from operations	1,355,522,924	(1,797,518,283)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(83,201,547)	(110,648,089)

Total distributions to shareholders	(83,201,547)	(110,648,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	529,164,182	1,545,848,499
Cost of shares redeemed	(257,803,561)	(945,177,879)

Net increase in net assets from capital share transactions	271,360,621	600,670,620

INCREASE (DECREASE) IN NET ASSETS	1,543,681,998	(1,307,495,752)

NET ASSETS
Beginning of year	2,449,245,586	3,756,741,338

End of year	$3,992,927,584	$2,449,245,586

Undistributed net investment income included in net assets at end of year	$984,526	$–

SHARES ISSUED AND REDEEMED
Shares sold	10,850,000	29,600,000
Shares redeemed	(5,550,000)	(18,450,000)

Net increase in shares outstanding	5,300,000	11,150,000

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$80.00	$132.33	$142.17	$129.59	$117.89

Income from investment operations:
Net investment income	2.15 [a]	2.64 [a]	2.75 [a]	2.51 [a]	2.16
Net realized and unrealized gain (loss)	37.32	(52.44)	(9.75)	12.57	11.46

Total from investment operations	39.47	(49.80)	(7.00)	15.08	13.62

Less distributions from:
Net investment income	(2.10)	(2.53)	(2.84)	(2.50)	(1.89)
Return of capital	–	–	–	–	(0.03)

Total distributions	(2.10)	(2.53)	(2.84)	(2.50)	(1.92)

Net asset value, end of year	$117.37	$80.00	$132.33	$142.17	$129.59

Total return	49.65%	(38.03)%	(5.11)%	11.75%	11.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$22,781,949	$14,743,300	$16,435,015	$18,617,501	$16,665,414
Ratio of expenses to average net assets	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of net investment income to average net assets	2.09%	2.48%	1.89%	1.86%	1.78%
Portfolio turnover rate[b]	7%	7%	4%	5%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$41.91	$62.78	$64.63	$60.70	$56.55

Income from investment operations:
Net investment income	0.81 [a]	0.77 [a]	0.80 [a]	0.84 [a]	0.74
Net realized and unrealized gain (loss)	18.03	(20.90)	(1.86)	3.90	4.07

Total from investment operations	18.84	(20.13)	(1.06)	4.74	4.81

Less distributions from:
Net investment income	(0.82)	(0.74)	(0.79)	(0.81)	(0.66)

Total distributions	(0.82)	(0.74)	(0.79)	(0.81)	(0.66)

Net asset value, end of year	$59.93	$41.91	$62.78	$64.63	$60.70

Total return	45.16%	(32.25)%	(1.74)%	7.86%	8.54%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,624,841	$4,585,034	$5,685,167	$4,469,433	$3,414,285
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.53%	1.44%	1.19%	1.35%	1.28%
Portfolio turnover rate[b]	33%	15%	26%	23%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$37.45	$69.25	$77.50	$68.56	$60.91

Income from investment operations:
Net investment income	1.24 [a]	1.83 [a]	1.86 [a]	1.60 [a]	1.36
Net realized and unrealized gain (loss)	19.00	(31.82)	(8.24)	8.88	7.48

Total from investment operations	20.24	(29.99)	(6.38)	10.48	8.84

Less distributions from:
Net investment income	(1.21)	(1.81)	(1.87)	(1.54)	(1.19)

Total distributions	(1.21)	(1.81)	(1.87)	(1.54)	(1.19)

Net asset value, end of year	$56.48	$37.45	$69.25	$77.50	$68.56

Total return	54.46%	(43.95)%	(8.47)%	15.43%	14.63%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,992,928	$2,449,246	$3,756,741	$4,499,076	$3,088,724
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.52%	3.41%	2.38%	2.18%	2.12%
Portfolio turnover rate[b]	40%	19%	20%	20%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Accumulated Losses
S&P 500	$5,482,610	$(3,888,918,229)	$(1,131,055,057)	$(5,014,490,676)
S&P 500 Growth	1,065,498	230,752,941	(1,021,597,909)	(789,779,470)
S&P 500 Value	984,526	(495,463,958)	(553,045,852)	(1,047,525,284)

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to March 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$67,942,518
S&P 500 Growth	367,999,045
S&P 500 Value	105,993,567

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$365,510,732	$559,115,228	$1,063,112,539
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	112,834,240	486,334,136	653,598,864
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	117,035,158	302,437,779	447,052,285

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$27,053,550,801	$–	$(3,888,918,229)	$(3,888,918,229)
S&P 500 Growth	5,465,372,934	471,461,305	(240,708,364)	230,752,941
S&P 500 Value	4,507,284,453	–	(495,463,958)	(495,463,958)

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$7,962,305
S&P 500 Growth	428,671
S&P 500 Value	2,466,215

Cross trades for the year ended March 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments), during the period December 1, 2009 to March 31, 2010 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (loss)

S&P 500
PNC Financial Services Group Inc. (The)	1,009	278	173	1,114	$66,493,144	$100,798	$1,188,366

S&P 500 Value
PNC Financial Services Group Inc. (The)	366	60	39	387	23,086,587	34,659	(446,270)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$1,624,994,836	$1,408,254,514
S&P 500 Growth	1,789,386,530	1,741,441,783
S&P 500 Value	1,344,068,279	1,303,432,005

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$9,289,365,728	$8,326,719,169
S&P 500 Growth	189,366,562	1,021,608,875
S&P 500 Value	527,069,766	256,834,975

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Funds”), at March 31, 2010, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 500	99.56%

S&P 500 Growth	100.00

S&P 500 Value	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income

S&P 500	$408,763,600

S&P 500 Growth	82,326,538

S&P 500 Value	83,201,547

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$2.08809	$–	$0.01227	$2.10036	99%	–%	1%	100%
S&P 500 Growth	$0.81082	$–	$0.00627	$0.81709	99%	–%	1%	100%
S&P 500 Value	$1.18999	$–	$0.01751	$1.20750	99%	–%	1%	100%

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was held on November 4, 2009. The shareholder meeting for the iShares S&P 500 Index Fund was subsequently adjourned until November 19, 2009, at which time the shareholders of this Fund approved the proposals. The results of the shareholder vote were as follows:

Proposal 1

To approve a new investment advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of the Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc.

Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
81,574,966	846,979	11,307,345	7,087,558

Proposal 2

To approve a change in the classification of the Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
77,079,469	5,226,833	11,421,319	7,089,227

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	35

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,294	98.10
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,319	100.00%

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,294	98.10
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	2	0.15

	1,319	100.00%

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and –0.5%	1,294	98.10
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	37

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	41

Notes:

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	43

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFEValue	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

ISHARES FAMILY OF FUNDS	45

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bankand it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-32-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS
iSHARES® S&P SERIES
MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares 2012 S&P AMT-Free Municipal Series | MUAA | NYSE Arca
iShares 2013 S&P AMT-Free Municipal Series | MUAB | NYSE Arca
iShares 2014 S&P AMT-Free Municipal Series | MUAC | NYSE Arca
iShares 2015 S&P AMT-Free Municipal Series | MUAD | NYSE Arca
iShares 2016 S&P AMT-Free Municipal Series | MUAE | NYSE Arca
iShares 2017 S&P AMT-Free Municipal Series | MUAF | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2010

	Cumulative Total Returns

	Inception to 3/31/10

iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX
2012 S&P AMT-Free	0.06%	0.87%	0.21%
2013 S&P AMT-Free	0.07%	0.71%	0.26%
2014 S&P AMT-Free	0.17%	3.13%	0.42%
2015 S&P AMT-Free	0.54%	2.58%	0.96%
2016 S&P AMT-Free	0.44%	1.73%	1.02%
2017 S&P AMT-Free	0.78%	2.12%	1.16%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/7/10.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/10, each Fund did not have six months of performance and therefore line graphs are not presented.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2012 S&P AMT-Free Municipal Series (the “2012 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2012 IndexTM (the “2012 Index”). The 2012 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2012. The 2012 Fund invests in a representative sample of the securities included in the 2012 Index that collectively has an investment profile similar to the 2012 Index. Due to the use of representative sampling, the 2012 Fund may or may not hold all of the securities that are included in the 2012 Index. For the period from January 7, 2010 (inception date of the 2012 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2012 Fund was 0.06%, while the total return for the 2012 Index was 0.21%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	37.70%

AA+	8.36

AA	27.56

AA-	10.31

A+	9.87

A-	1.65

BBB+	2.19

BBB-	2.36

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Puerto Rico Commonwealth,
General Obligations Unlimited, Series A
Prerefunded 07/01/12,
5.00%, 07/01/27	4.34%

New Jersey Transportation Trust Fund
Authority Revenue, Series C ETM,
5.00%, 06/15/12	3.30

New York City, General Obligations
Unlimited, Series G (XLCA Insured),
5.50%, 08/01/12	2.99

Connecticut State, General Obligations
Unlimited, Series B Prerefunded 06/15/12,
5.50%, 06/15/18	2.73

Georgia State, General Obligations Unlimited,
Series D Prerefunded 08/01/12,
5.00%, 08/01/15	2.71

New York State Dormitory Authority Revenue,
Series B, 5.00%, 07/01/12	2.71

Wisconsin State Clean Water Revenue,
Series 3, 5.00%, 06/01/12	2.70

Maricopa County, Chandler Unified School
District No. 80, General Obligations
Unlimited (NPFGC Insured),
4.70%, 07/01/12	2.69

New York State Dormitory Authority Revenue,
Series A (NPFGC Insured),
5.00%, 07/01/12	2.69

New Jersey Water Supply Authority Revenue, (NPFGC Insured), 5.00%, 08/01/12	2.44

TOTAL	29.30%

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of the securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the period from January 7, 2010 (inception date of the 2013 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2013 Fund was 0.07%, while the total return for the 2013 Index was 0.26%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	46.48%

AA+	7.75

AA	16.20

AA-	11.59

A+	4.07

A	2.34

A-	9.42

BBB+	2.15

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

New Jersey Transportation Trust Fund
Authority Revenue, Series C
Prerefunded 06/15/13,
5.50%, 06/15/22	7.82%

California Statewide Communities
Development Authority Revenue,
5.00%, 06/15/13	6.43

Columbus City School District, General
Obligations Unlimited (FGIC Insured)
Prerefunded 06/01/13,
5.00%, 12/01/31	5.57

Colorado Department of Transportation
Revenue, Series B (NPFGC Insured),
5.50%, 06/15/13	4.63

New York State Environmental Facilities
Corp., Clean Water & Drinking Water
Revenue, Series A,
5.00%, 06/15/13	3.70

Virginia State Public Building
Authority Revenue, Series A,
5.00%, 08/01/13	3.36

Anchorage, Alaska, General Obligations
Unlimited, Series D (AMBAC Insured),
4.50%, 08/01/13	3.13

Los Angeles Unified School District,
General Obligations Unlimited, Series A
(AGM Insured) Prerefunded 07/01/13,
5.00%, 07/01/24	2.91

Energy Northwest Electric Revenue,
Series A (NPFGC Insured),
5.25%, 07/01/13	2.87

California State, General Obligations
Unlimited, 5.00%, 06/01/13	2.83

TOTAL	43.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of the securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the period from January 7, 2010 (inception date of the 2014 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2014 Fund was 0.17%, while the total return for the 2014 Index was 0.42%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	42.59%

AA+	16.79

AA	10.61

AA-	19.05

A+	4.61

BBB-	3.52

Not Rated	2.83

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

New Jersey Transportation Trust Fund
Authority Revenue, Series A
Prerefunded 06/15/14,
5.25%, 06/15/19	16.11%

Indiana Transportation Finance Authority
Highway Revenue, Series A (FGIC Insured)
Prerefunded 06/01/14,
5.25%, 06/01/29	11.49

New York City Transitional Finance Authority
Building Aid Revenue, Series S-1
(NPFGC Insured-FGIC),
5.00%, 07/15/14	7.40

Los Angeles Department of Water & Power
Revenue, Series A,
3.00%, 07/01/14	5.27

Crowley, Texas Independent School District,
General Obligations Unlimited
(PSF-GTD Insured), 4.00%, 08/01/14	4.73

Georgia State, General Obligations Unlimited,
Series C, 5.50%, 07/01/14	4.65

New Jersey State, General Obligations Unlimited,
5.00%, 06/01/14	4.51

Illinois State Sales Tax Revenue (AGM Insured),
5.00%, 06/15/14	4.51

California State Economic Recovery,
General Obligations Unlimited, Series A,
5.25%, 07/01/14	4.50

Pennsylvania Intergovernmental Cooperative
Authority Special Tax Revenue,
5.00%, 06/15/14	3.59

TOTAL	66.76%

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of the securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the period from January 7, 2010 (inception date of the 2015 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2015 Fund was 0.54%, while the total return for the 2015 Index was 0.96%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	38.20%

AA+	15.28

AA	30.97

A+	8.84

BBB+	4.60

BBB-	2.11

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

Massachusetts Bay Transportation Authority
Revenue, Series A Prerefunded 07/01/15,
4.75%, 07/01/34	14.47%

Ohio State Major New Street Infrastructure
Project Revenue, Series 2008-1,
5.50%, 06/15/15	8.02

Connecticut State, General Obligations
Unlimited, Series C,
5.00%, 06/01/15	7.21

New Jersey State, General Obligations
Unlimited, 5.00%, 06/01/15	6.51

Massachusetts State, General Obligations
Unlimited, Series B,
5.00%, 08/01/15	6.33

Hillsborough County, Florida Capital
Improvement Revenue (NPFGC Insured),
5.00%, 07/01/15	5.23

Virginia Public School Authority Revenue,
Series B, 5.25%, 08/01/15	5.16

University of Texas Finance Department Revenue, Series B, 5.25%, 08/15/15
4.96

Beaverton School District, General Obligations
Unlimited, 5.00%, 06/01/15	4.89

Texas State, General Obligations Unlimited,
Series E, 5.00%, 08/01/15	4.55

TOTAL	67.33%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of the securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the period from January 7, 2010 (inception date of the 2016 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2016 Fund was 0.44%, while the total return for the 2016 Index was 1.02%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	48.44%

AA	34.09

AA-	4.94

A+	8.05

A	4.48

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
New Jersey State, General Obligations
Unlimited, 5.00%, 06/01/16	8.44%

Illinois State Toll Highway Authority Revenue,
Series A-2 (AGM Insured)
Prerefunded 07/01/16,
5.00%, 01/01/31	5.82

Massachusetts State, General Obligations
Limited, Series A, 5.00%, 08/01/16	5.73

Illinois State, General Obligations Unlimited,
Series A, 5.00%, 06/01/16	5.72

New York State Dormitory Authority
Revenue (Columbia University), Series B,
5.00%, 07/01/16	5.24

Pennsylvania State, General Obligations
Unlimited (NPFGC Insured),
5.38%, 07/01/16	5.05

Howard County, Maryland, General
Obligations Unlimited, Series B,
5.00%, 08/15/16	5.00

Florida State Board of Education, General
Obligations Unlimited, Series D,
5.25%, 06/01/16	4.97

Beaverton School District, General
Obligations Unlimited (AGM Insured),
5.00%, 06/01/16	4.61

Ohio State Major New Infrastructure
Projects Revenue, Series 2008-1,
5.00%, 06/15/16	4.54

TOTAL	55.12%

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of the securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the period from January 7, 2010 (inception date of the 2017 Fund) through March 31, 2010 (the “reporting period”), the total return for the 2017 Fund was 0.78%, while the total return for the 2017 Index was 1.16%.

BOND CREDIT QUALITY As of 3/31/10
S&P Credit Rating	Percentage of Total Investments*
AAA	47.79%

AA+	14.77

AA	19.33

AA-	7.28

A+	4.96

BBB+	5.87

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets

Puerto Rico Electric Power Authority
Revenue, Series JJ (XLCA Insured),
5.38%, 07/01/17	5.74%

Puerto Rico Municipal Finance Agency,
General Obligations Unlimited,
Series C (AGM Insured),
5.25%, 08/01/17	5.20

Massachusetts State, General
Obligations Limited, Series D,
5.50%, 08/01/17	5.01

Howard County, Maryland, General
Obligations Unlimited, Series B,
5.00%, 08/15/17	4.96

Utah State, General Obligations Unlimited,
Series A, 5.00%, 07/01/17	4.93

Phoenix, Arizona, General Obligations
Unlimited, Series A,
5.00%, 07/01/17	4.91

New Jersey Transportation Trust Fund
Authority Revenue, Series A,
5.75%, 06/15/17	4.89

Ohio State, General Obligations Unlimited,
Series C, 5.00%, 08/01/17	4.86

Orange County Public Financing Authority
Lease Revenue (NPFGC Insured),
5.00%, 06/01/17	4.85

New Jersey State, General Obligations
Unlimited, 5.00%, 06/01/17	4.83

TOTAL	50.18%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Municipal bonds advanced slightly for the reporting period in an environment of improving economic data and favorable supply-and-demand dynamics. The U.S. economy continued to show signs of improvement following a deep recession in late 2008 and early 2009. The U.S. economy grew at a 3.2% annual rate in the first quarter of 2010 as manufacturing activity increased, retail sales climbed, and the unemployment rate dipped after reaching a 26-year high of 10.2% in late 2009. Although the economy continued to face some challenges, particularly in the construction and housing sectors, it appeared by the end of the reporting period that the worst of the downturn may have passed and that the economy was gradually emerging from recession.

As economic conditions improved, investor demand for credit-related securities, including municipal bonds, provided a boost to the municipal market. In addition, new municipal bond supply remained limited as many municipalities issued bonds via the Build America Bond program, which was developed by the federal government to help states and municipalities lower their borrowing costs. Increased demand and lower supply in the municipal market contributed to the positive performance of municipal bonds for the reporting period.

However, municipal bond returns were somewhat muted by the continued fiscal challenges facing state and local governments. Despite evidence of a budding economic recovery, tax revenues at the state and municipal levels remained on a downward trajectory during the reporting period, leading to persistent budget challenges. Many states have laws in place requiring balanced budgets, so they have been forced to make difficult decisions in order to bring expenditures in line with revenues.

This was especially true in California and New York, which faced the most dramatic budget shortfalls. Rapid declines in tax revenues in California led to a credit rating downgrade in mid-January that made it the lowest-rated state in the nation. In New York, lower tax revenues from a battered financial sector and changes in Wall Street compensation produced a substantial state budget deficit for the upcoming fiscal year. As a result, the state is developing a five-year plan to eliminate its structural imbalances and institute a more effective process to equalize revenues and expenses.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 7, 2010 (commencement of operations) to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (1/7/10)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (1/7/10 to 3/31/10)
2012 S&P AMT-Free
Actual	$1,000.00	$1,000.60	0.30%	$0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2013 S&P AMT-Free
Actual	1,000.00	1,000.70	0.30	0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2014 S&P AMT-Free
Actual	1,000.00	1,001.70	0.30	0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2015 S&P AMT-Free
Actual	1,000.00	1,005.40	0.30	0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (1/7/10)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (1/7/10 to 3/31/10)
2016 S&P AMT-Free
Actual	$1,000.00	$1,004.40	0.30%	$0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51
2017 S&P AMT-Free
Actual	1,000.00	1,007.80	0.30	0.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.30	1.51

a	Actual expenses for the Funds, which commenced operations on January 7, 2010, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (83 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.93%

ARIZONA – 5.07%
Maricopa County Community College District, General Obligations Unlimited
5.00%, 07/01/12	$220,000	$240,095
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (NPFGC Insured)
4.70%, 07/01/12	250,000	270,935

		511,030
CALIFORNIA – 10.56%
California State Economic Recovery,
General Obligations Unlimited,
Series A
5.25%, 07/01/12	220,000	238,691

East Bay Municipal Utility District Water System Revenue (AGM Insured) 5.00%, 06/01/12	125,000	136,182
Los Angeles County Metropolitan
Transportation Authority Sales Tax
Revenue, Series A (AGC Insured)
5.00%, 07/01/12	205,000	223,532
Los Angeles Department of Water &
Power Revenue, Subseries A-1
(AMBAC Insured)
3.50%, 07/01/12	185,000	194,542

Los Angeles Department of Water &
Power Revenue, Subseries A-1
(NPFGC Insured)
5.00%, 07/01/12	100,000	109,111
Los Angeles Unified School District,
General Obligations Unlimited,
Series B (AMBAC Insured)
5.00%, 07/01/12	150,000	162,090

		1,064,148

Security	Principal	Value
COLORADO – 6.14%
Colorado Department of Transportation Revenue 5.25%, 06/15/12	$220,000	$240,535

Platte River Power Authority, Colorado Power Revenue, Series EE Prerefunded 06/01/12 5.38%, 06/01/16	150,000	164,424

Regional Transportation District, Colorado Certificates of Participation, Series A (AMBAC Insured) 4.50%, 06/01/12	200,000	213,222

		618,181
CONNECTICUT – 2.73%
Connecticut State, General Obligations Unlimited, Series B Prerefunded 06/15/12 5.50%, 06/15/18	250,000	275,060

		275,060
FLORIDA – 4.72%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A 5.00%, 07/01/12	220,000	235,954

Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured) 5.25%, 07/01/12	220,000	239,382

		475,336
GEORGIA – 5.08%
Georgia State, General Obligations Unlimited, Series D Prerefunded 08/01/12 5.00%, 08/01/15	250,000	273,325

Metropolitan Atlanta Rapid Transit Authority, Georgia Sales Tax Revenue, Series A (AMBAC Insured) 5.00%, 07/01/12	220,000	238,654

		511,979

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
HAWAII – 2.16%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured) 5.00%, 07/01/12
	$200,000	$217,986

		217,986
ILLINOIS – 1.50%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured) 5.25%, 08/01/12	140,000	150,787

		150,787
LOUISIANA – 2.37%
Louisiana State, General Obligations
Unlimited, Series B (CIFG Insured)
5.00%, 07/15/12	220,000	238,707

		238,707
MARYLAND – 4.09%
Maryland State, General Obligations
Unlimited, Second Series
5.50%, 07/15/12	200,000	220,948
Montgomery County, Maryland, General Obligations Unlimited, Series A 5.00%, 06/01/12	175,000	190,608

		411,556
MASSACHUSETTS – 1.63%
Massachusetts State, General Obligations Limited, Series D Prerefunded 08/01/12 5.38%, 08/01/19	150,000	164,486

		164,486
MICHIGAN – 1.28%
Michigan Municipal Bond Authority
Revenue (AGM Insured)
5.00%, 06/01/12	120,000	128,809

		128,809
MINNESOTA – 2.28%
Nobles County, Minnesota, General Obligations Unlimited, Series C 3.00%, 08/01/12	220,000	229,405

		229,405

Security	Principal	Value
NEVADA – 2.06%
Clark County, Nevada, General
Obligations Limited, Series A
3.00%, 06/01/12	$200,000	$207,452

		207,452
NEW HAMPSHIRE – 1.74%
Manchester, New Hampshire School
Facilities Revenue (NPFGC Insured)
5.25%, 06/01/12	160,000	174,771

		174,771
NEW JERSEY – 10.30%
Middlesex County, New Jersey,
General Obligations Unlimited
4.00%, 06/01/12	100,000	106,732
New Jersey State Educational Facilities Authority Revenue, Series K 3.30%, 07/01/12	200,000	210,942
New Jersey State, General Obligations
Unlimited (FGIC Insured)
Prerefunded 08/01/12
5.00%, 08/01/22	130,000	142,129
New Jersey Transportation Trust Fund
Authority Revenue, Series C ETM
5.00%, 06/15/12	305,000	332,252
New Jersey Water Supply Authority
Revenue, (NPFGC Insured)
5.00%, 08/01/12	225,000	245,718

		1,037,773
NEW MEXICO – 2.16%
New Mexico Finance Authority State
Transportation Revenue, Series B
(AMBAC Insured)
5.00%, 06/15/12	200,000	217,488

		217,488
NEW YORK – 10.01%
Long Island Power Authority Revenue,
Series B
5.25%, 06/01/12	150,000	162,915

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
New York City, General Obligations
Unlimited, Series G (XLCA Insured)
5.50%, 08/01/12	$275,000	$301,408
New York State Dormitory Authority
Revenue, Series A (NPFGC Insured)
5.00%, 07/01/12	250,000	270,645
New York State Dormitory Authority
Revenue, Series B
5.00%, 07/01/12	250,000	272,953

		1,007,921
OHIO – 4.56%
Ohio State, General Obligations
Unlimited (AGM Insured)
5.00%, 08/01/12	220,000	240,429
University of Cincinnati General
Receipts Revenue, Series F
Prerefunded 06/01/12
5.38%, 06/01/16	200,000	219,036

		459,465
PUERTO RICO – 8.79%
Puerto Rico Commonwealth, General
Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	220,000	232,731
Puerto Rico Commonwealth, General
Obligations Unlimited, Series A
Prerefunded 07/01/12
5.00%, 07/01/27	400,000	436,912
Puerto Rico Electric Power Authority
Power Revenue, Series II
(XLCA Insured)
Prerefunded 07/01/12
5.25%, 07/01/22	195,000	215,992

		885,635
TEXAS – 3.41%
Austin Independent School District,
General Obligations Unlimited
(NPFGC Insured)
4.25%, 08/01/12	100,000	107,243
San Antonio, Texas, General
Obligations Limited
5.25%, 08/01/12	215,000	236,309

		343,552

Security	Shares or Principal	Value
UTAH – 1.51%
Intermountain Power Agency, Utah
Power Supply Revenue, Series A
5.25%, 07/01/12	$140,000	$152,368

		152,368
WASHINGTON – 1.08%
Energy Northwest Washington Electric Revenue, Series A 5.00%, 07/01/12	100,000	108,993

		108,993
WISCONSIN – 2.70%
Wisconsin State Clean Water Revenue, Series 3 5.00%, 06/01/12	250,000	271,630

		271,630

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $9,888,228)		9,864,518

SHORT-TERM INVESTMENTS – 0.95%

MONEY MARKET FUNDS – 0.95%
BlackRock Liquidity Funds - MuniFund,
Institutional Shares
0.15%[a,b]	95,543	95,543

		95,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,543)		95,543

TOTAL INVESTMENTS IN SECURITIES – 98.88%
(Cost: $9,983,771)		9,960,061
Other Assets, Less Liabilities – 1.12%		112,353

NET ASSETS – 100.00%		$10,072,414

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments

iSHARES 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.28%

ALASKA – 3.13%
Anchorage, Alaska, General Obligations Unlimited, Series D (AMBAC Insured) 4.50%, 08/01/13	$285,000	$313,338

		313,338
ARIZONA – 6.53%
Arizona State Transportation Board Highway Revenue, Subseries A 5.25%, 07/01/13	150,000	169,099
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (AGM Insured) 4.00%, 07/01/13	100,000	108,764
Maricopa County, Peoria Unified
School District No. 11, General
Obligations Limited (AGM Insured)
5.00%, 07/01/13	125,000	139,924
Phoenix, Arizona, General Obligations
Unlimited, Series A
5.00%, 07/01/13	210,000	235,215

		653,002
CALIFORNIA – 19.26%
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured) 5.25%, 07/01/13	110,000	121,999
California State, General Obligations Unlimited 5.00%, 06/01/13	260,000	282,875
California Statewide Communities Development Authority Revenue 5.00%, 06/15/13	600,000	643,686
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured) 5.00%, 07/01/13	250,000	279,677

Security	Principal	Value
Los Angeles Unified School District,
General Obligations Unlimited,
Series A (AGM Insured)
Prerefunded 07/01/13
5.00%, 07/01/24	$260,000	$291,041
Los Angeles Unified School District,
General Obligations Unlimited,
Series A (NPFGC Insured)
Prerefunded 07/01/13
5.00%, 01/01/28	125,000	139,924
Morgan Hill Unified School District,
General Obligations Unlimited
(AMBAC Insured)
5.00%, 08/01/13	150,000	167,738

		1,926,940
COLORADO – 4.63%
Colorado Department of
Transportation Revenue, Series B
(NPFGC Insured)
5.50%, 06/15/13	410,000	463,456

		463,456
DELAWARE – 1.51%
Delaware Transportation Authority
Revenue (NPFGC Insured)
5.00%, 07/01/13	135,000	151,026

		151,026
DISTRICT OF COLUMBIA – 1.10%
District of Columbia, General
Obligations Unlimited, Series B
(AMBAC Insured)
5.00%, 06/01/13	100,000	110,126

		110,126
FLORIDA – 2.86%
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue, Series A
5.00%, 07/01/13	150,000	163,050
Florida State Board of Education,
General Obligations Unlimited,
Series B
5.25%, 06/01/13	110,000	123,133

		286,183

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
GEORGIA – 2.23%
Gwinnett County Water & Sewerage
Authority Revenue
4.00%, 08/01/13	$205,000	$223,669

		223,669
ILLINOIS – 2.30%
Chicago Transit Authority Capital
Grant Receipts Revenue
(AMBAC Insured)
5.25%, 06/01/13	210,000	229,677

		229,677
MARYLAND – 2.33%
Maryland State, General Obligations
Unlimited, Series A
3.00%, 08/15/13	220,000	232,971

		232,971
NEW JERSEY – 15.80%
New Jersey Economic Development
Authority Revenue, Series F
(FGIC Insured)
Prerefunded 06/15/13
5.00%, 06/15/25	135,000	150,607
New Jersey Economic Development
Authority Revenue, Series F
Prerefunded 06/15/13
5.00%, 06/15/26	220,000	245,434
5.00%, 06/15/28	200,000	223,122
New Jersey Transportation Trust Fund
Authority Revenue, Series C
Prerefunded 06/15/13
5.50%, 06/15/22	690,000	782,198
Somerset County, New Jersey,
General Obligations Unlimited,
Series A
4.00%, 07/15/13	165,000	179,931

		1,581,292
NEW MEXICO – 1.46%
New Mexico State Severance Tax Revenue, Series A-1 4.00%, 07/01/13	135,000	146,471

		146,471

Security	Principal	Value
NEW YORK – 9.25%
New York City, General Obligations Unlimited, Series F 5.00%, 08/01/13	$145,000	$160,902
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured) 5.00%, 08/15/13	155,000	172,420
New York City, General Obligations Unlimited, Subseries J-1 5.00%, 08/01/13	200,000	221,934
New York State Environmental
Facilities Corp., Clean Water &
Drinking Water Revenue, Series A
5.00%, 06/15/13	330,000	369,755

		925,011
OHIO – 9.24%
Columbus City School District, General Obligations Unlimited (FGIC Insured) Prerefunded 06/01/13 5.00%, 12/01/31	500,000	557,205
Ohio State Major New Street Infrastructure Project Revenue, Series 2007-1 (AGM Insured) 5.00%, 06/15/13	225,000	249,874
Ohio State Water Development Authority Water Pollution Control Revenue 5.00%, 06/01/13	105,000	117,210

		924,289
PUERTO RICO – 2.11%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/13	200,000	211,206

		211,206

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
TEXAS – 3.04%
Mesquite Independent School
District No. 1, General Obligations
Unlimited (PSF-GTD Insured)
5.00%, 08/15/13	$120,000	$134,855
University of Texas Revenue, Series C
5.25%, 08/15/13	150,000	169,538

		304,393
UTAH – 1.12%
Utah State, General Obligations
Unlimited, Series A
5.00%, 07/01/13	100,000	112,007

		112,007
VIRGINIA – 6.27%
Virginia State Public Building
Authority Revenue, Series A
5.00%, 08/01/13	300,000	336,048
Virginia State Public School Authority
Revenue, Series B
5.00%, 08/01/13	135,000	151,222
Virginia State, General Obligations
Unlimited, Series A
5.00%, 06/01/13	125,000	139,900

		627,170
WASHINGTON – 2.87%
Energy Northwest Electric Revenue,
Series A (NPFGC Insured)
5.25%, 07/01/13	255,000	286,946

		286,946
WISCONSIN – 1.24%
Wisconsin State Clean Water
Revenue, Series 2 (NPFGC Insured)
5.50%, 06/01/13	110,000	123,763

		123,763

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $9,874,976)		9,832,936

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.59%

MONEY MARKET FUNDS – 0.59%
BlackRock Liquidity Funds - MuniFund,
Institutional Shares
0.15%[a,b]	58,485	$58,485

		58,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,485)		58,485

TOTAL INVESTMENTS IN SECURITIES – 98.87%
(Cost: $9,933,461)		9,891,421
Other Assets, Less Liabilities – 1.13%		113,430

NET ASSETS – 100.00%		$10,004,851

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.72%

CALIFORNIA – 12.40%
California State Economic Recovery, General Obligations Unlimited, Series A 5.25%, 07/01/14	$200,000	$225,306
Los Angeles Department of Water & Power Revenue, Series A 3.00%, 07/01/14	250,000	263,792
Sacramento County, California Airport
System Revenue, Series D
(AGM Insured)
3.30%, 07/01/14	125,000	131,117

		620,215
DELAWARE – 3.34%
New Castle County, General Obligations Unlimited, Series A 4.25%, 07/15/14	150,000	167,062

		167,062
FLORIDA – 6.69%
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured) 5.00%, 07/01/14	150,000	168,048
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured) 5.00%, 07/01/14	150,000	166,818

		334,866
GEORGIA – 4.65%
Georgia State, General Obligations Unlimited, Series C 5.50%, 07/01/14	200,000	232,636

		232,636
ILLINOIS – 4.51%
Illinois State Sales Tax Revenue (AGM Insured) 5.00%, 06/15/14	200,000	225,364

		225,364

Security	Principal	Value
INDIANA – 14.12%
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14 5.13%, 06/01/29	$115,000	$131,635
5.25%, 06/01/29	500,000	574,835

		706,470
MASSACHUSETTS – 4.57%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14 5.25%, 07/01/15	100,000	115,248
Massachusetts State, General
Obligations Unlimited, Series B
5.00%, 08/01/14	100,000	113,481

		228,729
NEW JERSEY – 20.62%
New Jersey State, General Obligations Unlimited 5.00%, 06/01/14	200,000	225,722
New Jersey Transportation Trust Fund
Authority Revenue, Series A
Prerefunded 06/15/14
5.25%, 06/15/19	700,000	805,532

		1,031,254
NEW YORK – 10.01%
Metropolitan Transportation Authority
Revenue, Series B (NPFGC Insured)
5.50%, 07/01/14	115,000	130,714
New York City Transitional Finance
Authority Building Aid Revenue,
Series S-1 (NPFGC Insured-FGIC)
5.00%, 07/15/14	330,000	369,937

		500,651
PENNSYLVANIA – 3.59%
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue 5.00%, 06/15/14	160,000	179,450

		179,450

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Shares or Principal	Value
PUERTO RICO – 3.44%
Puerto Rico Public Buildings
Authority Revenue, Series I
(Commonweath of Puerto Rico
GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	$150,000	$171,944

		171,944
TEXAS – 4.73%
Crowley, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured) 4.00%, 08/01/14	215,000	236,562

		236,562
UTAH – 2.77%
Davis County School District (School Board Guaranty), General Obligations Unlimited 4.25%, 06/01/14	125,000	138,341

		138,341
VIRGINIA – 2.28%
Virginia State Public Building Authority
Public Facilities Revenue, Series B
5.00%, 08/01/14	100,000	114,020

		114,020

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $4,897,026)		4,887,564

SHORT-TERM INVESTMENTS – 1.18%

MONEY MARKET FUNDS – 1.18%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.15%[a,b]	59,024	59,024

		59,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,024)		59,024

TOTAL INVESTMENTS IN SECURITIES – 98.90%
(Cost: $4,956,050)		4,946,588
Other Assets, Less Liabilities – 1.10%		55,130

NET ASSETS – 100.00%		$5,001,718

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.80%

ARIZONA – 4.36%
Phoenix, Arizona, General Obligations Unlimited, Series B
4.00%, 07/01/15	$200,000	$220,466

		220,466

CALIFORNIA – 2.90%
Fremont Unified School District, Alameda County, General Obligations Unlimited
4.00%, 08/01/15	135,000	146,949

		146,949

CONNECTICUT – 7.21%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/15	320,000	364,883

		364,883

FLORIDA – 5.23%
Hillsborough County, Florida Capital Improvement Revenue (NPFGC Insured)
5.00%, 07/01/15	235,000	264,714

		264,714

ILLINOIS – 2.23%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/15	100,000	112,821

		112,821

MARYLAND – 4.12%
Maryland State, General Obligations Unlimited, Second Series
5.00%, 08/01/15	180,000	208,368

		208,368

MASSACHUSETTS – 20.79%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/15
4.75%, 07/01/34	640,000	732,435

Security	Principal	Value
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/15	$280,000	$320,317

		1,052,752

NEW JERSEY – 6.51%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/15	290,000	329,716

		329,716

NEW YORK – 2.23%
New York City, General Obligations Unlimited, Subseries E-1
5.00%, 08/01/15	100,000	112,876

		112,876

NORTH CAROLINA – 4.57%
Durham County, North Carolina, General Obligations Unlimited, Series B
4.00%, 06/01/15	100,000	110,219
North Carolina State, General Obligations Unlimited, Series A
5.00%, 06/01/15	105,000	121,262

		231,481

OHIO – 8.02%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/15	350,000	405,776

		405,776

OREGON – 4.89%
Beaverton School District, General Obligations Unlimited
5.00%, 06/01/15	215,000	247,452

		247,452

PUERTO RICO – 6.56%
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/15	215,000	227,771

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Shares or Principal	Value
University of Puerto Rico Revenue, Series P
5.00%, 06/01/15	$100,000	$104,573

		332,344

RHODE ISLAND – 3.51%
Rhode Island Economic Development Corp. Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/15	160,000	177,917

		177,917

TEXAS – 9.51%
Texas State, General Obligations Unlimited, Series E
5.00%, 08/01/15	200,000	230,434
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/15	215,000	250,896

		481,330

VIRGINIA – 5.16%
Virginia Public School Authority Revenue, Series B
5.25%, 08/01/15	225,000	261,452

		261,452

TOTAL MUNICIPAL BONDS & NOTES (Cost: $4,948,723)		4,951,297

SHORT-TERM INVESTMENTS – 1.15%

MONEY MARKET FUNDS – 1.15%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%[a,b]	58,497	58,497

		58,497

TOTAL SHORT-TERM INVESTMENTS (Cost: $58,497)		58,497

TOTAL INVESTMENTS IN SECURITIES – 98.95% (Cost: $5,007,220)		5,009,794

Other Assets, Less Liabilities – 1.05%		52,910

NET ASSETS – 100.00%		$5,062,704

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

a	Affiliated issuer. See Note 2.
b	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.91%

ARIZONA – 7.68%
Scottsdale Municipal Property Corp. Excise Tax Revenue Prerefunded 07/01/16
5.00%, 07/01/21	$150,000	$174,394
Scottsdale, Arizona, General Obligations Limited
5.00%, 07/01/16	180,000	207,344

		381,738

CALIFORNIA – 2.98%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/16	130,000	148,450

		148,450

FLORIDA – 9.68%
Florida State Board of Education, General Obligations Unlimited, Series D
5.25%, 06/01/16	215,000	246,906
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/16	115,000	127,013
Miami-Dade County, Florida Entitlement Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/16	100,000	107,205

		481,124

HAWAII – 2.28%
Honolulu, Hawaii City & County Revenue, Series A (NPFGC Insured)
5.00%, 07/01/16	100,000	113,327

		113,327

ILLINOIS – 11.55%
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/31	250,000	289,550

Security	Principal	Value
Illinois State, General Obligations Unlimited, Series A
5.00%, 06/01/16	$260,000	$284,591

		574,141

MARYLAND – 5.00%
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/16	215,000	248,779

		248,779

MASSACHUSETTS – 14.54%
Massachusetts Bay Transportation Authority Revenue, Series A
5.00%, 07/01/16	100,000	114,690
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	115,000	134,481
Massachusetts Port Authority Revenue, Series D (AGM Insured)
5.50%, 07/01/16	165,000	188,745
Massachusetts State, General Obligations Limited, Series A
5.00%, 08/01/16	250,000	285,022

		722,938

NEW JERSEY – 8.44%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/16	370,000	419,562

		419,562

NEW YORK – 12.57%
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/16	125,000	140,021
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/16	200,000	224,034
New York State Dormitory Authority Revenue (Columbia University), Series B
5.00%, 07/01/16	225,000	260,739

		624,794

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
OHIO – 4.54%
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	$200,000	$225,808

		225,808

OREGON – 6.92%
Beaverton School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/01/16	200,000	229,412
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/16	100,000	114,755

		344,167

PENNSYLVANIA – 5.05%
Pennsylvania State, General Obligations Unlimited (NPFGC Insured)
5.38%, 07/01/16	215,000	251,094

		251,094

PUERTO RICO – 4.39%
Puerto Rico Electric Power Authority Revenue, Series LL (NPFGC Insured)
5.50%, 07/01/16	200,000	218,164

		218,164

SOUTH DAKOTA – 2.29%
Sioux Falls School District No. 49-5, General Obligations Unlimited, Series B
5.00%, 07/01/16	100,000	114,130

		114,130

TOTAL MUNICIPAL BONDS & NOTES (Cost: $4,874,586)		4,868,216

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%[a,b]	50,756	$50,756

		50,756

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,756)		50,756

TOTAL INVESTMENTS IN SECURITIES – 98.93% (Cost: $4,925,342)		4,918,972

Other Assets, Less Liabilities – 1.07%		53,273

NET ASSETS – 100.00%		$4,972,245

AGM - Assured Guaranty Municipal Corp.

FGIC - Financial Guaranty Insurance Co.

NPFGC - National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 97.83%

ARIZONA – 4.91%
Phoenix, Arizona, General Obligations Unlimited, Series A
5.00%, 07/01/17	$215,000	$247,278

		247,278

CALIFORNIA – 9.51%
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/17	205,000	234,325
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 06/01/17	225,000	244,332

		478,657

DELAWARE – 2.62%
Delaware Transportation Authority System Revenue, Series A
5.00%, 07/01/17	115,000	132,102

		132,102

MARYLAND – 9.77%
Baltimore, Maryland Project Revenue, Series D (AMBAC Insured)
5.00%, 07/01/17	215,000	242,224
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/17	215,000	249,439

		491,663

MASSACHUSETTS – 11.83%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/17	200,000	234,986
Massachusetts Port Authority Revenue, Series B (AGM Insured)
4.50%, 07/01/17	100,000	108,012
Massachusetts State, General Obligations Limited, Series D
5.50%, 08/01/17	215,000	252,208

		595,206

Security	Principal	Value
MINNESOTA – 4.59%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/17	$200,000	$231,072

		231,072

NEVADA – 4.26%
Clark County School District, General Obligations Limited, Series B (AMBAC Insured)
4.50%, 06/15/17	200,000	214,342

		214,342

NEW JERSEY – 11.96%
Camden County Municipal Utilities Authority Revenue (County GTD insured)
5.25%, 07/15/17	100,000	112,613
New Jersey State, General Obligations Unlimited
5.00%, 06/01/17	215,000	243,305
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.75%, 06/15/17	215,000	246,003

		601,921

NEW YORK – 7.50%
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 06/15/17	175,000	199,356
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.50%, 06/15/17	150,000	178,095

		377,451

OHIO – 4.86%
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/17	215,000	244,838

		244,838

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2010

Security	Principal	Value
OREGON – 4.34%
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/17	$190,000	$218,447

		218,447

PENNSYLVANIA – 3.49%
Pennsylvania State, General Obligations Unlimited (AGM Insured)
5.38%, 07/01/17	150,000	175,876

		175,876

PUERTO RICO – 10.95%
Puerto Rico Electric Power Authority Revenue, Series JJ (XLCA Insured)
5.38%, 07/01/17	265,000	289,025
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.25%, 08/01/17	240,000	261,981

		551,006

UTAH – 4.93%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/17	215,000	248,196

		248,196

VIRGINIA – 2.31%
Virginia State Public School Authority Revenue
5.25%, 08/01/17	100,000	116,093

		116,093

TOTAL MUNICIPAL BONDS & NOTES (Cost: $4,917,566)		4,924,148

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.14%

MONEY MARKET FUNDS – 1.14%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%[a,b]	57,333	$57,333

		57,333

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,333)		57,333

TOTAL INVESTMENTS IN SECURITIES – 98.97% (Cost: $4,974,899)		4,981,481

Other Assets, Less Liabilities – 1.03%		52,051

NET ASSETS – 100.00%		$5,033,532

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

GTD - Guaranteed Bond

NPFGC - National Public Finance Guarantee Corp.

XLCA - XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares
	2012 S&P AMT-Free Municipal Series	2013 S&P AMT-Free Municipal Series	2014 S&P AMT-Free Municipal Series	2015 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$9,888,228	$9,874,976	$4,897,026	$4,948,723
Affiliated issuers (Note 2)	95,543	58,485	59,024	58,497

Total cost of investments	$9,983,771	$9,933,461	$4,956,050	$5,007,220

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$9,864,518	$9,832,936	$4,887,564	$4,951,297
Affiliated issuers (Note 2)	95,543	58,485	59,024	58,497

Total fair value of investments	9,960,061	9,891,421	4,946,588	5,009,794
Receivables:
Interest	114,929	115,997	56,418	54,216

Total Assets	10,074,990	10,007,418	5,003,006	5,064,010

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,576	2,567	1,288	1,306

Total Liabilities	2,576	2,567	1,288	1,306

NET ASSETS	$10,072,414	$10,004,851	$5,001,718	$5,062,704

Net assets consist of:
Paid-in capital	$10,091,077	$10,038,614	$5,005,547	$5,052,121
Undistributed net investment income	5,047	8,277	5,633	8,009
Net unrealized appreciation (depreciation)	(23,710)	(42,040)	(9,462)	2,574

NET ASSETS	$10,072,414	$10,004,851	$5,001,718	$5,062,704

Shares outstanding[a]	200,000	200,000	100,000	100,000

Net asset value per share	$50.36	$50.02	$50.02	$50.63

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares
	2016 S&P AMT-Free Municipal Series	2017 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,874,586	$4,917,566
Affiliated issuers (Note 2)	50,756	57,333

Total cost of investments	$4,925,342	$4,974,899

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$4,868,216	$4,924,148
Affiliated issuers (Note 2)	50,756	57,333

Total fair value of investments	4,918,972	4,981,481
Receivables:
Interest	54,559	53,354

Total Assets	4,973,531	5,034,835

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,286	1,303

Total Liabilities	1,286	1,303

NET ASSETS	$4,972,245	$5,033,532

Net assets consist of:
Paid-in capital	$4,968,866	$5,015,657
Undistributed net investment income	9,749	11,293
Net unrealized appreciation (depreciation)	(6,370)	6,582

NET ASSETS	$4,972,245	$5,033,532

Shares outstanding[a]	100,000	100,000

Net asset value per share	$49.72	$50.34

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended March 31, 2010

	iShares
	2012 S&P AMT-Free Municipal Series[a]	2013 S&P AMT-Free Municipal Series[a]	2014 S&P AMT-Free Municipal Series[a]	2015 S&P AMT-Free Municipal Series[a]
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$18,975	$26,095	$18,630	$24,777
Interest from affiliated issuers (Note 2)	18	12	13	12

Total investment income	18,993	26,107	18,643	24,789

EXPENSES
Investment advisory fees (Note 2)	5,563	5,542	3,438	3,479

Total expenses	5,563	5,542	3,438	3,479

Net investment income	13,430	20,565	15,205	21,310

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments in unaffiliated issuers	–	215	–	746
Net change in unrealized appreciation (depreciation)	(23,710)	(42,040)	(9,462)	2,574

Net realized and unrealized gain (loss)	(23,710)	(41,825)	(9,462)	3,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,280)	$(21,260)	$5,743	$24,630

[a]	For the period from January 7, 2010 (commencement of operations) to March 31, 2010.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Period ended March 31, 2010

	iShares
	2016 S&P AMT-Free Municipal Series[a]	2017 S&P AMT-Free Municipal Series[a]
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$29,149	$33,154
Interest from affiliated issuers (Note 2)	11	13

Total investment income	29,160	33,167

EXPENSES
Investment advisory fees (Note 2)	3,425	3,468

Total expenses	3,425	3,468

Net investment income	25,735	29,699

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation)	(6,370)	6,582

Net realized and unrealized gain (loss)	(6,370)	6,582

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,365	$36,281

[a]	For the period from January 7, 2010 (commencement of operations) to March 31, 2010.

See notes to financial statements.

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series
	Period from January 7, 2010[a] to March 31, 2010	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,430	$20,565
Net realized gain	–	215
Net change in unrealized appreciation (depreciation)	(23,710)	(42,040)

Net decrease in net assets resulting from operations	(10,280)	(21,260)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,383)	(12,288)

Total distributions to shareholders	(8,383)	(12,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,091,077	10,038,399

Net increase in net assets from capital share transactions	10,091,077	10,038,399

INCREASE IN NET ASSETS	10,072,414	10,004,851

NET ASSETS
Beginning of period	–	–

End of period	$10,072,414	$10,004,851

Undistributed net investment income included in net assets at end of period	$5,047	$8,277

SHARES ISSUED
Shares sold	200,000	200,000

Net increase in shares outstanding	200,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series
	Period from January 7, 2010[a] to March 31, 2010	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,205	$21,310
Net realized gain	–	746
Net change in unrealized appreciation (depreciation)	(9,462)	2,574

Net increase in net assets resulting from operations	5,743	24,630

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,572)	(13,301)

Total distributions to shareholders	(9,572)	(13,301)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,005,547	5,051,375

Net increase in net assets from capital share transactions	5,005,547	5,051,375

INCREASE IN NET ASSETS	5,001,718	5,062,704

NET ASSETS
Beginning of period	–	–

End of period	$5,001,718	$5,062,704

Undistributed net investment income included in net assets at end of period	$5,633	$8,009

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
	Period from January 7, 2010[a] to March 31, 2010	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,735	$29,699
Net change in unrealized appreciation (depreciation)	(6,370)	6,582

Net increase in net assets resulting from operations	19,365	36,281

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,986)	(18,406)

Total distributions to shareholders	(15,986)	(18,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,968,866	5,015,657

Net increase in net assets from capital share transactions	4,968,866	5,015,657

INCREASE IN NET ASSETS	4,972,245	5,033,532

NET ASSETS
Beginning of period	–	–

End of period	$4,972,245	$5,033,532

Undistributed net investment income included in net assets at end of period	$9,749	$11,293

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2012 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$50.38

Income from investment operations:
Net investment income[b]	0.08
Net realized and unrealized loss	(0.05)

Total from investment operations	0.03

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$50.36

Total return	0.06%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,072
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	0.72%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2013 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$50.06

Income from investment operations:
Net investment income[b]	0.13
Net realized and unrealized loss	(0.10)

Total from investment operations	0.03

Less distributions from:
Net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$50.02

Total return	0.07%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,005
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	1.11%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2014 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.15
Net realized and unrealized loss	(0.06)

Total from investment operations	0.09

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$50.02

Total return	0.17%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,002
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	1.33%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2015 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$50.49

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain	0.06

Total from investment operations	0.27

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$50.63

Total return	0.54%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,063
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	1.84%
Portfolio turnover rate[e]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2016 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$49.66

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized loss	(0.04)

Total from investment operations	0.22

Less distributions from:
Net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$49.72

Total return	0.44%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,972
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	2.25%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2017 S&P AMT-Free Municipal Series
Period from Jan. 7, 2010[a] to Mar. 31, 2010

Net asset value, beginning of period	$50.13

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized gain	0.09

Total from investment operations	0.39

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$50.34

Total return	0.78%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,034
Ratio of expenses to average net assets[d]	0.30%
Ratio of net investment income to average net assets[d]	2.57%
Portfolio turnover rate[e]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on January 7, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of March 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Municipal Series and Asset Class	Investments in Securities
	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Municipal Bonds & Notes	$–	$9,864,518	$–	$9,864,518
Short-Term Investments	95,543	–	–	95,543

Total 2012 S&P AMT-Free	95,543	9,864,518	–	9,960,061

2013 S&P AMT-Free
Municipal Bonds & Notes	–	9,832,936	–	9,832,936
Short-Term Investments	58,485	–	–	58,485

Total 2013 S&P AMT-Free	58,485	9,832,936	–	9,891,421

2014 S&P AMT-Free
Municipal Bonds & Notes	–	4,887,564	–	4,887,564
Short-Term Investments	59,024	–	–	59,024

Total 2014 S&P AMT-Free	59,024	4,887,564	–	4,946,588

2015 S&P AMT-Free
Municipal Bonds & Notes	–	4,951,297	–	4,951,297
Short-Term Investments	58,497	–	–	58,497

Total 2015 S&P AMT-Free	58,497	4,951,297	–	5,009,794

2016 S&P AMT-Free
Municipal Bonds & Notes	–	4,868,216	–	4,868,216
Short-Term Investments	50,756	–	–	50,756

Total 2016 S&P AMT-Free	50,756	4,868,216	–	4,918,972

2017 S&P AMT-Free
Municipal Bonds & Notes	–	4,924,148	–	4,924,148
Short-Term Investments	57,333	–	–	57,333

Total 2017 S&P AMT-Free	57,333	4,924,148	–	4,981,481

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Municipal Series	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Net Distributable Earnings (Accumulated Losses)
2012 S&P AMT-Free	$5,047	$(23,710)	$(18,663)
2013 S&P AMT-Free	8,277	(42,040)	(33,763)
2014 S&P AMT-Free	5,633	(9,462)	(3,829)
2015 S&P AMT-Free	8,009	2,574	10,583
2016 S&P AMT-Free	9,749	(6,370)	3,379
2017 S&P AMT-Free	11,293	6,582	17,875

The tax character of distributions paid during the period ended March 31, 2010, were as follows:

iShares Municipal Series
2012 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$8,383

Total Distributions	$8,383

2013 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$12,288

Total Distributions	$12,288

2014 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$9,572

Total Distributions	$9,572

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Municipal Series
2015 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$13,301

Total Distributions	$13,301

2016 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$15,986

Total Distributions	$15,986

2017 S&P AMT-Free
Distributions paid from:
Tax-exempt income	$18,406

Total Distributions	$18,406

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended March 31, 2010.
The Funds may realize net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended March 31, 2010, if any, are disclosed in the Funds’ Statements of Operations.

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$9,983,771	$775	$(24,485)	$(23,710)
2013 S&P AMT-Free	9,933,461	5,254	(47,294)	(42,040)
2014 S&P AMT-Free	4,956,050	4,144	(13,606)	(9,462)
2015 S&P AMT-Free	5,007,220	8,975	(6,401)	2,574
2016 S&P AMT-Free	4,925,342	7,337	(13,707)	(6,370)
2017 S&P AMT-Free	4,974,899	15,447	(8,865)	6,582

Management has reviewed the tax positions as of March 31, 2010 and has determined that no provision for income tax is required in the Funds’ financial statements.

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% of the average daily net assets of each Fund.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2010 were as follows:

iShares Municipal Series	Purchases	Sales
2013 S&P AMT-Free	$–	$57,388
2015 S&P AMT-Free	112,837	110,000

In-kind transactions (see Note 4) for the period ended March 31, 2010 were as follows:

iShares Municipal Series	In-kind Purchases	In-kind Sales
2012 S&P AMT-Free	$9,949,972	$–
2013 S&P AMT-Free	9,985,619	–
2014 S&P AMT-Free	4,924,839	–
2015 S&P AMT-Free	4,967,921	–
2016 S&P AMT-Free	4,893,220	–
2017 S&P AMT-Free	4,933,203	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (the “Funds”), at March 31, 2010, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852 (b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2010:

iShares Municipal Series	Exempt- Interest Dividends

2012 S&P AMT-Free	100.00%

2013 S&P AMT-Free	100.00

2014 S&P AMT-Free	100.00

2015 S&P AMT-Free	100.00

2016 S&P AMT-Free	100.00

2017 S&P AMT-Free	100.00

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”), the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (“BGI”) (the “Transaction”).

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2009, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, BTC and BlackRock, as applicable, at the September 2009 Board meeting and at prior Board meetings. In that regard, at telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and its potential impact on BFA. The Board received, in response to a written due diligence request prepared by the Board and its independent counsel, comprehensive written information from BFA, BTC and BlackRock, as applicable, covering a range of issues and received, in response to additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BFA, the Board considered BFA’s investment philosophy and experience, noting that over the past several years BFA and its affiliates have committed significant resources to the support of the other iShares funds. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board noted the representations of BFA, BTC and BlackRock made at the June, July and August 2009 Board meetings that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Funds. The Board also considered that the Funds and their shareholders may benefit from having direct access to BlackRock’s technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. At the prior Board meetings, the Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business, and its current ownership structure and expected ownership structure following the completion of the Transaction. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Funds.

FUND EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components of the Funds, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUNDS AND PROFITS TO BE REALIZED BY BFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two-year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fee rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, that expenses had grown at a pace similar to the growth in revenue, and that BFA had incurred operating losses during earlier years when the iShares funds had not yet reached scale. The Board noted representations from BFA and BlackRock at the June, July and August 2009 Board meetings that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with Fund shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. The Board also noted that the investment advisory fee rate applicable to the Funds was higher than that applicable to other iShares funds that invest in municipal bonds (such funds, the “Existing Muni Funds”), but that the higher fee rate is consistent with the greater structural and management complexity of the Funds as compared to the Existing Muni Funds, including additional complexity relating to the Funds’ planned termination. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND/OR ITS AFFILIATES

Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate, or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	51

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	53

Notes:

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	55

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	57

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-38-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares S&P India Nifty 50 Index Fund | INDY | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of March 31, 2010

Cumulative Total Returns

Inception to 3/31/10

NAV	MARKET	INDEX
6.41%	7.25%	6.95%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/18/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 3/31/10
Sector	Percentage of Net Assets
Financial	24.84%
Energy	15.68
Industrial	13.57
Technology	12.81
Basic Materials	9.16
Consumer Non-Cyclical	8.79
Utilities	5.73
Consumer Cyclical	5.35
Communications	3.99
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Reliance Industries Ltd.	11.91%
Infosys Technologies Ltd.	8.28
ICICI Bank Ltd.	7.06
Larsen & Toubro Ltd.	6.46
Housing Development Finance Corp. Ltd.	4.61
HDFC Bank Ltd.	4.54
ITC Ltd.	4.52
State Bank of India	3.61
Tata Consultancy Services Ltd.	2.61
Tata Steel Ltd.	2.56

TOTAL	56.16%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX Nifty Index (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization that trade in the Indian market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 18, 2009 (inception date of the Fund) through March 31, 2010 (the “reporting period”), the total return for the Fund was 6.41%, while the total return for the Index was 6.95%.

As represented by the Index, Indian stocks posted positive returns for the reporting period. The rally in Indian stocks was fueled by improving economic conditions in the country. After three years of economic growth exceeding 9% per year, India’s economy grew by 6.7% for the year ended March 31, 2010, a period that included a severe global economic downturn and a liquidity crisis in credit markets worldwide. India successfully weathered the global downturn due, in part, to significant fiscal stimulus from the Indian government and accommodative monetary policy from the Reserve Bank of India.

For the 12 months ended March 31, 2010, India’s economy grew by more than 7%, reflecting a modest improvement over the previous year. Industrial output picked up, expanding at double-digit rates in November 2009 and January 2010. In addition, exports increased as the global economic environment improved, providing a lift to the transportation and trade sectors of the economy.

At the same time, inflation was on the rise in India during the reporting period, as the inflation rate reached a 16-month high in February 2010. A weak monsoon season led to a poor crop yield, which contributed to a sharp rise in food costs. In addition, capacity constraints begun to boost prices on manufactured goods. Rising inflation led to expectations that the Indian central bank may remove some of its accommodative monetary policy by raising interest rates in the second quarter of 2010.

Nine of the Fund’s ten largest holdings as of March 31, 2010 advanced for the reporting period. The best performers were steelmaker Tata Steel Ltd., software and consulting services provider Tata Consultancy Services Ltd., commercial bank HDFC Bank Ltd., and IT services company Infosys Technologies Ltd., each of which generated double-digit returns for the reporting period. The only stock among the ten largest holdings to decline for the reporting period was commercial bank State Bank of India.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 18, 2009 (commencement of operations) to March 31, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/18/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (11/18/09 to 3/31/10)
Actual	$1,000.00	$1,064.10	0.89%	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.89	4.48

[a]

Actual expenses for the Fund, which commenced operations on November 18, 2009, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (133 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	3

Consolidated Schedule of Investments

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

AGRICULTURE – 4.52%
ITC Ltd.	318,618	$1,861,880

		1,861,880

AUTO MANUFACTURERS – 4.08%
Mahindra & Mahindra Ltd.	50,964	612,893
Maruti Suzuki (India) Ltd.	16,089	506,795
Tata Motors Ltd.	33,232	559,367

		1,679,055

BANKS – 17.19%
Axis Bank Ltd.	31,248	810,962
HDFC Bank Ltd.	43,524	1,869,458
ICICI Bank Ltd.	137,454	2,908,474
Punjab National Bank Ltd.	200	4,500
State Bank of India	32,178	1,485,556

		7,078,950

BUILDING MATERIALS – 1.78%
ACC Ltd.	16,275	343,849
Ambuja Cements Ltd.	141,329	376,281
Grasim Industries Ltd.	200	12,506

		732,636

COMPUTERS – 12.29%
Infosys Technologies Ltd.	58,652	3,408,435
Tata Consultancy Services Ltd.	61,876	1,073,053
Wipro Ltd.	36,828	578,375

		5,059,863

DIVERSIFIED FINANCIAL SERVICES – 4.61%
Housing Development Finance Corp. Ltd.	31,434	1,897,422

		1,897,422

ELECTRIC – 4.47%
NTPC Ltd.	110,484	508,671
Power Grid Corp. of India Ltd.	75,082	178,719
Reliance Infrastructure Ltd.	17,484	388,035
Reliance Power Ltd.[a]	45,167	149,954
Tata Power Co. Ltd.	20,181	615,831

		1,841,210

ELECTRICAL COMPONENTS & EQUIPMENT – 4.21%
ABB Ltd.	12,927	238,352
Bharat Heavy Electricals Ltd.	19,530	1,037,196

Security	Shares	Value
Siemens (India) Ltd.	19,096	$313,982
Suzlon Energy Ltd.[a]	90,551	144,532

		1,734,062

ENGINEERING & CONSTRUCTION – 7.58%
Jaiprakash Associates Ltd.	139,004	461,803
Larsen & Toubro Ltd.	73,470	2,661,747

		3,123,550

GAS – 1.26%
GAIL (India) Ltd.	56,854	518,588

		518,588

HOUSEHOLD PRODUCTS & WARES – 1.71%
Hindustan Unilever Ltd.	132,246	703,755

		703,755

INSURANCE – 0.58%
Reliance Capital Ltd.	14,260	239,504

		239,504

INVESTMENT COMPANIES – 1.06%
Infrastructure Development
Finance Co. Ltd.	121,582	434,713

		434,713

IRON & STEEL – 5.36%
Jindal Steel & Power Ltd.	47,151	736,463
Steel Authority of India Ltd.	74,245	416,541
Tata Steel Ltd.	75,237	1,056,393

		2,209,397

LEISURE TIME – 1.27%
Hero Honda Motors Ltd.	12,059	520,882

		520,882

MINING – 3.80%
Hindalco Industries Ltd.	155,961	627,967
Sterlite Industries (India) Ltd.	49,662	937,692

		1,565,659

OIL & GAS – 15.68%
Bharat Petroleum Corp. Ltd.	16,306	187,656
Cairn (India) Ltd.[a]	51,305	348,359
Oil & Natural Gas Corp. Ltd.	41,664	1,016,911
Reliance Industries Ltd.	205,592	4,906,302

		6,459,228

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2010

Security	Shares	Value

PHARMACEUTICALS – 2.56%
Cipla Ltd.	63,271	$475,569
Ranbaxy Laboratories Ltd.[a]	18,879	199,380
Sun Pharmaceuticals Industries Ltd.	9,548	380,096

		1,055,045

REAL ESTATE – 1.40%
DLF Ltd.	44,888	308,029
Unitech Ltd.	164,982	269,747

		577,776

SOFTWARE – 0.52%
HCLTechnologies Ltd.	27,063	215,470

		215,470

TELECOMMUNICATIONS – 3.99%
Bharti Airtel Ltd.	149,854	1,040,472
Idea Cellular Ltd.[a]	197,563	287,468
Reliance Communications Ltd.	83,328	314,597

		1,642,537

TOTAL COMMON STOCKS
(Cost: $38,501,273)		41,151,182

SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.07%[b,c]	43,164	43,164

		43,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,164)		43,164

TOTAL INVESTMENTS IN
SECURITIES – 100.02%
(Cost: $38,544,437)		41,194,346
Other Assets, Less Liabilities – (0.02)%		(8,579)

NET ASSETS – 100.00%		$41,185,767

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Statement of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

iShares S&P India Nifty 50 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$38,501,273
Affiliated issuers (Note 2)	43,164

Total cost of investments	$38,544,437

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$41,151,182
Affiliated issuers (Note 2)	43,164

Total fair value of investments	41,194,346
Foreign currency, at value[a]	12,012
Receivables:
Dividends	7,986

Total Assets	41,214,344

LIABILITIES
Payables:
Investment advisory fees (Note 2)	28,577

Total Liabilities	28,577

NET ASSETS	$41,185,767

Net assets consist of:
Paid-in capital	$38,592,500
Accumulated net investment loss	(47,000)
Accumulated net realized loss	(9,912)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,650,179

NET ASSETS	$41,185,767

Shares outstanding[b]	1,550,000

Net asset value per share	$26.57

[a]	Cost of foreign currency: $11,887.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations

iSHARES® TRUST

Period from November 18, 2009 (commencement of operations) through March 31, 2010

iShares S&P India Nifty 50 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$41,660
Interest from affiliated issuers (Note 2)	12

Total investment income	41,672

EXPENSES
Investment advisory fees (Note 2)	92,291

Total expenses	92,291

Net investment loss	(50,619)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments in unaffiliated issuers	(9,855)
Foreign currency transactions	(41,921)

Net realized loss	(51,776)

Net change in unrealized appreciation (depreciation) on:
Investments	2,649,909
Translation of assets and liabilities in foreign currencies	270

Net change in unrealized appreciation (depreciation)	2,650,179

Net realized and unrealized gain	2,598,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,547,784

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	7

Consolidated Statement of Changes in Net Assets

iSHARES® TRUST

iShares S&P India Nifty 50 Index Fund
Period from November 18, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(50,619)
Net realized loss	(51,776)
Net change in unrealized appreciation (depreciation)	2,650,179

Net increase in net assets resulting from operations	2,547,784

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,637,983

Net increase in net assets from capital share transactions	38,637,983

INCREASE IN NET ASSETS	41,185,767

NET ASSETS
Beginning of period	–

End of period	$41,185,767

Accumulated net investment loss included in net assets at end of period	$(47,000)

SHARES ISSUED
Shares sold	1,550,000

Net increase in shares outstanding	1,550,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P India Nifty 50 Index Fund
Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$24.97

Income from investment operations:
Net investment loss[b]	(0.04)
Net realized and unrealized gain	1.64

Total from investment operations	1.60

Net asset value, end of period	$26.57

Total return	6.41%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,186
Ratio of expenses to average net assets[d]	0.89%
Ratio of net investment loss to average net assets[d]	(0.49)%
Portfolio turnover rate[e]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the period ended March 31, 2010 would have remained the same. See Note 4.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	9

Notes to Consolidated Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the iShares S&P India Nifty 50 Index Fund (the “Fund”). The Fund commenced operations on November 18, 2009.

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund will carry out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn will invest at least 80% of its total assets in securities that comprise the underlying index and depositary receipts representing securities of the underlying index. BlackRock Fund Advisors (“BFA”) will serve as investment adviser to both the Fund and the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. To obtain benefits under the tax treaty, the Subsidiary must meet certain conditions, including the establishment and maintenance of valid tax residence in Mauritius.

The Fund invests in the securities of non-U.S. issuers of a single country. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements of the Fund are prepared on a consolidated basis in conformity with U.S. GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. The financial statements also include estimates and assumptions related to taxation. Actual results could differ from those estimates. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of their operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	11

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of March 31, 2010, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of unrealized appreciation of $2,635,188, and capital and other losses of $41,921, for net distributable earnings of $2,593,267.

INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended March 31, 2010.

From November 18, 2009 (commencement of operations) to March 31, 2010, the Fund incurred net foreign currency losses of $41,921. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending March 31, 2011.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2010, the cost of investments for federal income tax purposes was $38,559,428. Net unrealized appreciation was $2,634,918, of which $2,912,431 represented gross unrealized appreciation on securities and $277,513 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of March 31, 2010 and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, the Fund’s investment advisory agreement with BFA, formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund and the Subsidiary’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA shall pay the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% of the average daily net assets of the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Consolidated Statement of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended March 31, 2010, aggregated $38,669,319 and $158,191, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund is offered solely for cash in U.S. dollars. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation

Units. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to investing in portfolio securities.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® TRUST

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P India Nifty 50 Index Fund and its subsidiary (collectively the “Fund”), at March 31, 2010, the results of their operations and the changes in their net assets and their financial highlights for the period November 18, 2009 (commencement of operations) through March 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 24, 2010

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	17

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BFA (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

Prior to the Transaction, BFA served as the investment advisor to other iShares funds pursuant to an investment advisory agreement with the Trust (the “Previous Advisory Agreement”). At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the Previous Advisory Agreement for the Fund, based on its review of qualitative and quantitative information provided by BFA. However, the Previous Advisory Agreement did not take effect with respect to the Fund, as the Transaction was consummated prior to the Fund’s inception.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY CONTRACT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Trustees, unanimously approved the Advisory Contract between BFA and the Trust, on behalf of the Fund after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

THE APPROVAL PROCESS

At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Trustees, discussed the Transaction and the Advisory Contract for the Fund.

In preparation for their consideration of the Advisory Contract, the Trustees received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board in its consideration of the Advisory Contract, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Trust, on behalf of the Fund and other iShares funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate.

At the June, July and August 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the iShares funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Fund, and the Advisory Contract.

In connection with the Board’s review of the Advisory Contract, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the iShares funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the iShares funds following the Transaction;

•

that the iShares funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the iShares funds are expected to continue to be sold through existing distribution channels;

•	that the iShares funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the iShares funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the iShares funds in connection with the Board’s consideration of the Advisory Contract and all costs of seeking shareholder approval of the Advisory Contract; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below. The Trustees evaluated all information available to them. In their deliberations, the Trustees considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the Advisory Contract. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Advisory Contract are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the Advisory Contract should be approved. In voting to approve the Advisory Contract in respect of the Fund, the Board considered in particular the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

In connection with their consideration of the Advisory Contract, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the Fund as

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Fund, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Fund.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the iShares funds. The Board also considered that the iShares funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the Advisory Contract compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

FUND EXPENSES

The Board received and reviewed statistical information prepared by Lipper Inc. (“Lipper”) at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Fund, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology (“Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Groups sometimes included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board noted that the investment advisory fees and overall expenses for the Fund were slightly higher than the median or average investment advisory fee rates and overall expenses of the funds in its Lipper Group with respect to the Previous Advisory Agreement and Advisory Contract. The Board took into account that the fee rate for the Fund under the Advisory Contract is identical to the fee rates under

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fee rates and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the Advisory Contract.

COSTS OF SERVICES TO BE PROVIDED TO THE FUND AND PROFITS TO BE REALIZED BY BFA

The Board did not consider at the June 2009 Board meeting, the profitability of the Fund to BFA based on the fees payable under the Previous Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. However, the Board noted that it would consider these matters in the future.

The Board noted that the Advisory Contract is similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

ECONOMIES OF SCALE

The Board noted that the Previous Advisory Agreement and Advisory Contract do not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase; however, the Board further noted that possible future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders may have received from a fee structure with declining breakpoints where the initial fee was higher. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflected appropriate sharing of economies of scale with the Fund’s shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the funds. The Board determined that changes to the fee structure were not currently necessary and that the Fund would appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

At the June 2009 Board meeting, the Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Fund, as BFA and its affiliates do not manage any Other Accounts with

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

substantially similar investment objectives and strategies as the Fund. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, the Board determined that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND ITS AFFILIATES

Except as noted below, the Board did not review any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA or its affiliates, since the proposed relationship had not yet commenced. The Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through an affiliate of BFA or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

CONCLUSION

The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P India Nifty 50 Index Fund

Period Covered: January 1, 2010 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	3.28%
Greater than 1.5% and Less than 2.0%	3	4.92
Greater than 1.0% and Less than 1.5%	8	13.11
Greater than 0.5% and Less than 1.0%	21	34.43
Between 0.5% and –0.5%	18	29.50
Less than –0.5% and Greater than –1.0%	2	3.28
Less than –1.0% and Greater than –1.5%	2	3.28
Less than –1.5% and Greater than –2.0%	4	6.56
Less than –2.0%	1	1.64

	61	100.00%

SUPPLEMENTAL INFORMATION	23

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Fund’s Trustees and Officers may be found in the Fund’s combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	25

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	27

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC
iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS
iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL
iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY
iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA
iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD
iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY
iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE
iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU
iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB
iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL
iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF
iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV
iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK
iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI
iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV
iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ
iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ
iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	29

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB
iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor's, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund's website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-37-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares Russell Top 200 Index Fund | IWL | NYSE Arca
iShares Russell Top 200 Growth Index Fund | IWY | NYSE Arca
iShares Russell Top 200 Value Index Fund | IWX | NYSE Arca
iShares Russell 1000 Index Fund | IWB | NYSE Arca
iShares Russell 1000 Growth Index Fund | IWF | NYSE Arca
iShares Russell 1000 Value Index Fund | IWD | NYSE Arca
iShares Russell 2000 Index Fund | IWM | NYSE Arca
iShares Russell 2000 Growth Index Fund | IWO | NYSE Arca
iShares Russell 2000 Value Index Fund | IWN | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of March 31, 2010

	Cumulative Total Returns

	Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX
Russell Top 200	9.44%	9.48%	9.57%
Russell Top 200 Growth	11.40%	11.52%	11.57%
Russell Top 200 Value	7.48%	7.48%	7.57%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/22/09.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted, capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market. The Index includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 22, 2009 (inception date of the Fund) through March 31, 2010 (the “reporting period”), the total return for the Fund was 9.44%, while the total return for the Index was 9.57%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.04%

Financial	14.31

Technology	13.62

Communications	12.94

Energy	12.20

Industrial	9.94

Consumer Cyclical	7.94

Basic Materials	2.53

Utilities	2.34

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.93%

Microsoft Corp.	2.71

Apple Inc.	2.52

General Electric Co.	2.32

Procter & Gamble Co. (The)	2.22

Johnson & Johnson	2.16

JPMorgan Chase & Co.	2.14

Bank of America Corp.	2.13

International Business Machines Corp.	2.04

Wells Fargo & Co.	1.94

TOTAL	24.11%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of the largest capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 11.40%, while the total return for the Growth Index was 11.57%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	33.63%

Technology	23.67

Communications	12.60

Consumer Cyclical	11.42

Industrial	8.52

Financial	3.84

Energy	3.57

Basic Materials	2.54

Utilities	0.12

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Microsoft Corp.	5.32%

Apple Inc.	4.95

International Business Machines Corp.	4.00

Cisco Systems Inc.	3.55

Johnson & Johnson	3.28

Google Inc. Class A	3.20

Wal-Mart Stores Inc.	2.90

Procter & Gamble Co. (The)	2.85

PepsiCo Inc.	2.53

Philip Morris International Inc.	2.42

TOTAL	35.00%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of the largest capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 7.48%, while the total return for the Value Index was 7.57%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	25.15%

Energy	21.25

Consumer Non-Cyclical	14.28

Communications	13.29

Industrial	11.40

Utilities	4.51

Consumer Cyclical	4.33

Technology	3.17

Basic Materials	2.50

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.93%

General Electric Co.	4.72

Bank of America Corp.	4.34

JPMorgan Chase & Co.	4.34

AT&T Inc.	3.73

Chevron Corp.	3.72

Pfizer Inc.	3.38

Wells Fargo & Co.	3.36

Verizon Communications Inc.	2.16

Goldman Sachs Group Inc. (The)	1.97

TOTAL	37.65%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered solid gains for the period from September 22, 2009 through March 31, 2010, continuing to rebound from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization continued to emerge during the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

Towards the end of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results also appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally underperformed their growth-oriented counterparts during the reporting period.

Within the Index, every sector delivered positive returns for the reporting period. The information technology sector, the largest sector weighting in the Index at approximately 20% at period-end, experienced solid gains. The consumer discretionary and industrials sectors,

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

which are both economically sensitive sector groups, also performed well for the period, as did consumer staples and health care. The telecommunication services and utilities sectors contributed relatively flat returns.

Within the Growth Index, sector performance was mostly positive. The information technology sector made the largest sector contribution by far to index returns as the sector delivered moderate gains. The consumer staples and health care sectors also contributed meaningfully to index performance. The consumer discretionary and industrials sectors both experienced healthy returns. The energy and telecommunication services sectors both declined. However, because of their small representation in the Growth Index, their declines had only a slight impact on performance.

Within the Value Index, performance was positive. The largest contributor to index returns was the consumer discretionary sector, which experienced solid gains. The industrials and health care sectors also delivered sound returns. The telecommunication services and utilities sectors both contributed only slightly positive results.

For the reporting period, eight of the Fund’s ten largest holdings delivered positive returns. Technology companies Apple Inc. and Microsoft Corp. both logged solid results, as did The Procter & Gamble Co. Financial companies Wells Fargo & Co. and Bank of America Corp. experienced modest gains, but JPMorgan Chase & Co.’s share price declined. Exxon Mobil Corp., the Fund’s largest holding, also declined for the reporting period.

All of the Growth Fund’s ten largest holdings gained for the reporting period. Technology firms Apple Inc., Microsoft Corp., Google Inc., and Cisco Systems Inc., all logged healthy returns, as did PepsiCo Inc. International Business Machines Corp. delivered a moderate gain.

Among the Value Fund’s ten largest holdings, seven delivered positive results for the reporting period. Oil company Chevron Corp. produced modest returns. Verizon Communications Inc. and conglomerate General Electric Co. gained the most ground. Performance among financial companies was mixed as some struggled to recover: Wells Fargo & Co. and Bank of America Corp. delivered positive returns, but JPMorgan Chase & Co. and The Goldman Sachs Group Inc. both declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	51.34%	51.84%	51.60%	2.22%	2.21%	2.31%	(0.09)%	(0.09)%	0.03%
Russell 1000 Growth	49.42%	50.18%	49.75%	3.25%	3.25%	3.42%	(3.27)%	(3.27)%	(3.09)%
Russell 1000 Value	53.28%	53.68%	53.56%	0.94%	0.94%	1.05%	3.11%	3.11%	3.26%

	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	51.34%	51.84%	51.60%	11.61%	11.57%	12.08%	(0.85)%	(0.85)%	0.27%
Russell 1000 Growth	49.42%	50.18%	49.75%	17.35%	17.34%	18.31%	(27.94)%	(27.95)%	(26.58)%
Russell 1000 Value	53.28%	53.68%	53.56%	4.79%	4.80%	5.35%	35.22%	35.24%	37.14%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 51.34%, while the total return for the Index was 51.60%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.33%

Financial	15.57

Technology	12.88

Communications	11.09

Energy	10.96

Industrial	10.96

Consumer Cyclical	9.26

Utilities	3.43

Basic Materials	3.31

Diversified	0.04

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.80%

Microsoft Corp.	1.93

Apple Inc.	1.80

General Electric Co.	1.65

Procter & Gamble Co. (The)	1.58

Johnson & Johnson	1.54

JPMorgan Chase & Co.	1.52

Bank of America Corp.	1.52

International Business Machines Corp.	1.45

Wells Fargo & Co.	1.38

TOTAL	17.17%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 49.42%, while the total return for the Growth Index was 49.75%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	31.14%

Technology	22.13

Consumer Cyclical	12.55

Communications	10.79

Industrial	10.53

Financial	4.91

Energy	4.22

Basic Materials	2.83

Utilities	0.72

Diversified	0.03

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Microsoft Corp.	3.86%

Apple Inc.	3.59

International Business Machines Corp.	2.90

Cisco Systems Inc.	2.57

Johnson & Johnson	2.38

Google Inc. Class A	2.33

Wal-Mart Stores Inc.	2.10

Procter & Gamble Co. (The)	2.07

PepsiCo Inc.	1.83

Philip Morris International Inc.	1.75

TOTAL	25.38%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 53.28%, while the total return for the Value Index was 53.56%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	26.27%

Energy	17.73

Consumer Non-Cyclical	13.50

Communications	11.40

Industrial	11.34

Utilities	6.16

Consumer Cyclical	5.93

Basic Materials	3.82

Technology	3.62

Diversified	0.05

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.17%

General Electric Co.	3.31

JPMorgan Chase & Co.	3.06

Bank of America Corp.	3.05

AT&T Inc.	2.62

Chevron Corp.	2.61

Pfizer Inc.	2.38

Wells Fargo & Co.	2.36

Verizon Communications Inc.	1.51

Goldman Sachs Group Inc. (The)	1.38

TOTAL	26.45%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered double-digit positive returns for the reporting period. The information technology sector, the largest sector weighting in the Index at approximately 19% at period-end, experienced solid gains and contributed significantly to Index returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

Financials, which had declined the most during the market downturn of the previous reporting period, rebounded sharply. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The materials sector, which rebounded soundly, and the telecommunications services and utilities sectors represented only a small portion of the Index and as such, were less significant contributors to overall returns.

Within the Growth Index, the information technology sector made the most significant contribution to returns. The consumer discretionary, consumer staples and industrials sectors also experienced healthy returns. The telecommunications services and utilities sectors each represented less than 1% of the Growth Index and as such, were lesser contributors to overall performance.

Within the Value Index, the largest contributor to returns was the financials sector, which experienced robust gains and represented approximately 26% of the Value Index at period-end. The consumer discretionary and industrials sectors also delivered strong returns, while the utilities and telecommunications sectors provided more modest returns.

For the reporting period, all of the Fund’s ten largest holdings delivered positive returns. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded to post robust gains. General Electric Co. also delivered healthy returns. Technology companies Apple Inc. and Microsoft Corp. both logged strong results. Exxon Mobil Corp., the Fund’s largest holding, delivered a small gain.

All of the Growth Fund’s ten largest holdings gained for the reporting period. Technology firms Apple Inc., Google Inc., Microsoft Corp., and Cisco Systems Inc. all logged strong returns. Wal-Mart Stores Inc. delivered a more modest return.

Among the Value Fund’s ten largest holdings, performance was positive for the reporting period. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded strongly, as did General Electric Co. Oil companies Chevron Corp. and Exxon Mobil Corp. posted more modest returns.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	62.62%	63.02%	62.76%	3.36%	3.41%	3.36%	5.00%	4.99%	5.14%
Russell 2000 Growth	60.21%	60.62%	60.32%	3.76%	3.80%	3.82%	(0.62)%	(0.62)%	(0.47)%
Russell 2000 Value	64.65%	64.99%	65.07%	2.65%	2.70%	2.75%	8.50%	8.49%	8.70%

	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	62.62%	63.02%	62.76%	17.96%	18.27%	17.95%	61.76%	61.65%	63.86%
Russell 2000 Growth	60.21%	60.62%	60.32%	20.28%	20.52%	20.62%	(5.83)%	(5.89)%	(4.42)%
Russell 2000 Value	64.65%	64.99%	65.07%	13.99%	14.27%	14.54%	120.37%	120.27%	124.43%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 62.62%, while the total return for the Index was 62.76%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.70%

Financial	20.24

Consumer Cyclical	14.59

Industrial	13.73

Technology	9.73

Communications	8.03

Energy	4.40

Basic Materials	4.18

Utilities	3.19

Diversified	0.08

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Human Genome Sciences Inc.	0.54%

UAL Corp.	0.32

Tupperware Brands Corp.	0.29

3Com Corp.	0.29

Assured Guaranty Ltd.	0.26

Solera Holdings Inc.	0.26

Domtar Corp.	0.26

Skyworks Solutions Inc.	0.25

Atheros Communications Inc.	0.25

E*TRADE Financial Corp.	0.25

TOTAL	2.97%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 60.21%, while the total return for the Growth Index was 60.32%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-cyclical	33.97%

Consumer Cyclical	16.34

Technology	15.07

Communications	11.82

Industrial	11.64

Financial	4.92

Energy	3.92

Basic Materials	1.87

Utilities	0.33

Diversified	0.01

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Human Genome Sciences Inc.	1.13%

UAL Corp.	0.63

Tupperware Brands Corp.	0.62

Solera Holdings Inc.	0.55

Skyworks Solutions Inc.	0.53

Atheros Communications Inc.	0.53

3Com Corp.	0.50

Informatica Corp.	0.48

J. Crew Group Inc.	0.47

Tempur-Pedic International Inc.	0.46

TOTAL	5.90%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 64.65%, while the total return for the Value Index was 65.07%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	34.22%

Industrial	15.67

Consumer Cyclical	12.96

Consumer Non-Cyclical	10.47

Basic Materials	6.32

Utilities	5.79

Technology	4.87

Energy	4.85

Communications	4.57

Diversified	0.13

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Domtar Corp.	0.50%

E*TRADE Financial Corp.	0.49

Developers Diversified Realty Corp.	0.47

Assured Guaranty Ltd.	0.44

Highwoods Properties Inc.	0.42

Apollo Investment Corp.	0.42

Regal Beloit Corp.	0.40

MFA Financial Inc.	0.39

Ares Capital Corp.	0.36

ProAssurance Corp.	0.36

TOTAL	4.25%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, small-capitalization stocks slightly underperformed their mid-cap peers but outperformed larger capitalization shares. Small-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 1500 Index. Value-oriented stocks generally outperformed their growth counterparts during the reporting period.

Within the Index, all of the ten sectors delivered strong positive returns for the reporting period. The information technology and consumer discretionary sectors were key contributors to Index returns, as was the industrials sector. Financials, which had declined the most

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

during the market downturn of the previous reporting period, rebounded sharply. The materials sector also rebounded to post triple-digit returns, although it only represented a small portion of the Index while the telecommunication services and utilities sectors, the smallest sectors in the Index, were less significant contributors to overall returns.

Within the Growth Index, all ten sectors achieved healthy returns. The largest sector, information technology, made the most significant contribution to Growth Index returns. The consumer discretionary and health care sectors also added meaningfully to performance. The telecommunications services and utilities sectors, the smallest sector weightings within the Growth Index, each were less significant contributors to overall returns.

Within the Value Index, all ten sectors posted double- or triple-digit gains. The financials sector, which represented 35% of the Value Index at period-end, rebounded strongly after having declined the most during the market downturn of the prior period. The consumer discretionary and industrials sectors, which are both economically sensitive sector groups, delivered strong returns during the reporting period and were key contributors to the Value Index returns. The materials sector, which achieved triple-digit gains, accounted for only a small portion of the Value Index and therefore contributed only modestly to overall performance.

Among the Fund’s ten largest holdings, performance was positive. Biopharmaceutical company Human Genome Sciences Inc.’s share price soared, based in large part on successful trial data for a new Lupus treatment. Airline UAL Corp. and insurer Assured Guaranty Ltd. logged triple-digit gains, as did household products company Tupperware Brands Corp. Business software and services company Solera Holdings Inc. achieved healthy gains.

Among the Growth Fund’s ten largest holdings, performance was strong. Biopharmaceutical company Human Genome Sciences Inc. was the performance leader by far with quadruple-digit returns. Airline UAL Corp., bedding manufacturer Tempur-Pedic International Inc., and retailer J. Crew Group Inc. all experienced robust rallies. Solera Holdings Inc. delivered healthy returns.

Among the Value Fund’s ten largest holdings, performance was positive. Investment firms Apollo Investment Corp. and Ares Capital Corp. both rebounded sharply, as did insurer Assured Guaranty Ltd. Real estate companies MFA Financial Inc. and Highwoods Properties Inc. delivered relatively moderate gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
Russell Top 200
Actual	$1,000.00	$1,108.50	0.15%	$0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	1,120.70	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	1,095.20	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000
Actual	1,000.00	1,120.20	0.15	0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.15	0.76

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
Russell 1000 Growth
Actual	$1,000.00	$1,128.40	0.20%	$1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,111.60	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000
Actual	1,000.00	1,130.10	0.20	1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,120.60	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 2000 Value
Actual	1,000.00	1,138.70	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expense are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.15%
Omnicom Group Inc.	255	$9,897

		9,897

AEROSPACE & DEFENSE – 2.52%
Boeing Co. (The)	594	43,130
General Dynamics Corp.	283	21,848
Lockheed Martin Corp.	261	21,720
Northrop Grumman Corp.	248	16,261
Raytheon Co.	323	18,450
United Technologies Corp.	686	50,496

		171,905

AGRICULTURE – 2.54%
Altria Group Inc.	1,690	34,679
Archer-Daniels-Midland Co.	527	15,230
Monsanto Co.	447	31,925
Philip Morris International Inc.	1,608	83,873
Reynolds American Inc.	138	7,449

		173,156

APPAREL – 0.32%
Nike Inc. Class B	295	21,682

		21,682

AUTO MANUFACTURERS – 0.69%
Ford Motor Co.[a]	2,714	34,115
PACCAR Inc.	298	12,915

		47,030

AUTO PARTS & EQUIPMENT – 0.27%
Johnson Controls Inc.	549	18,112

		18,112

BANKS – 6.17%
Bank of America Corp.	8,153	145,531
Bank of New York Mellon Corp. (The)	980	30,262
BB&T Corp.	563	18,236
Northern Trust Corp.	199	10,997

Security	Shares	Value
PNC Financial Services Group Inc. (The)[b]	424	$25,313
State Street Corp.	405	18,282
U.S. Bancorp	1,556	40,269
Wells Fargo & Co.	4,244	132,073

		420,963

BEVERAGES – 2.82%
Coca-Cola Co. (The)	1,898	104,390
PepsiCo Inc.	1,326	87,728

		192,118

BIOTECHNOLOGY – 1.43%
Amgen Inc.[a]	830	49,601
Biogen Idec Inc.[a]	220	12,619
Celgene Corp.[a]	377	23,359
Genzyme Corp.[a]	236	12,232

		97,811

CHEMICALS – 1.41%
Air Products and Chemicals Inc.	172	12,719
Dow Chemical Co. (The)	912	26,968
E.I. du Pont de Nemours and Co.	743	27,669
Mosaic Co. (The)	130	7,900
Praxair Inc.	252	20,916

		96,172

COAL – 0.15%
Peabody Energy Corp.	220	10,054

		10,054

COMMERCIAL SERVICES – 1.11%
MasterCard Inc. Class A	70	17,780
McKesson Corp.	222	14,590
Visa Inc. Class A	369	33,590
Western Union Co.	575	9,752

		75,712

COMPUTERS – 6.83%
Apple Inc.[a]	731	171,734
Dell Inc.[a]	1,404	21,074
EMC Corp.[a]	1,650	29,766

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2010

Security	Shares	Value
Hewlett-Packard Co.	1,960	$104,174
International Business Machines Corp.	1,083	138,895

		465,643

COSMETICS & PERSONAL CARE – 2.73%
Colgate-Palmolive Co.	409	34,871
Procter & Gamble Co. (The)	2,389	151,152

		186,023

DIVERSIFIED FINANCIAL SERVICES – 6.06%
American Express Co.	830	34,246
BlackRock Inc.[b]	26	5,662
Capital One Financial Corp.	370	15,322
Charles Schwab Corp. (The)	778	14,541
Citigroup Inc.[a]	15,517	62,844
CME Group Inc.	54	17,070
Franklin Resources Inc.	124	13,752
Goldman Sachs Group Inc. (The)	418	71,323
JPMorgan Chase & Co.	3,256	145,706
Morgan Stanley	1,114	32,629

		413,095

ELECTRIC – 2.34%
American Electric Power Co. Inc.	390	13,330
Dominion Resources Inc.	485	19,938
Duke Energy Corp.	1,055	17,218
Entergy Corp.	161	13,097
Exelon Corp.	540	23,657
FirstEnergy Corp.	250	9,772
FPL Group Inc.	338	16,336
PG&E Corp.	302	12,811
Public Service Enterprise Group Inc.	415	12,251
Southern Co.	641	21,256

		159,666

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
Emerson Electric Co.	616	31,009

		31,009

ELECTRONICS – 0.27%
Thermo Fisher Scientific Inc.[a]	361	18,570

		18,570

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.20%
Waste Management Inc.	405	$13,944

		13,944

FOOD – 1.45%
General Mills Inc.	270	19,113
Kellogg Co.	210	11,220
Kraft Foods Inc. Class A	1,417	42,850
Kroger Co. (The)	535	11,588
Sysco Corp.	485	14,307

		99,078

HEALTH CARE - PRODUCTS – 4.03%
Baxter International Inc.	496	28,867
Becton, Dickinson and Co.	195	15,352
CareFusion Corp.[a]	145	3,832
Johnson & Johnson	2,259	147,287
Medtronic Inc.	918	41,338
St. Jude Medical Inc.[a]	285	11,699
Stryker Corp.	277	15,850
Zimmer Holdings Inc.[a]	176	10,419

		274,644

HEALTH CARE - SERVICES – 1.02%
Aetna Inc.	388	13,623
UnitedHealth Group Inc.	975	31,853
WellPoint Inc.[a]	375	24,143

		69,619

HOUSEHOLD PRODUCTS & WARES – 0.31%
Kimberly-Clark Corp.	341	21,442

		21,442

INSURANCE – 1.84%
Aflac Inc.	383	20,793
Allstate Corp. (The)	440	14,216
Chubb Corp.	272	14,103
Loews Corp.	270	10,066
MetLife Inc.	473	20,500
Prudential Financial Inc.	378	22,869
Travelers Companies Inc. (The)	421	22,709

		125,256

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2010

Security	Shares	Value
INTERNET – 2.97%
Amazon.com Inc.[a]	269	$36,511
AOL Inc.[a]	121	3,059
eBay Inc.[a]	917	24,713
Google Inc. Class Aa	196	111,134
Symantec Corp.[a]	670	11,336
Yahoo! Inc.[a]	974	16,100

		202,853

IRON & STEEL – 0.17%
Nucor Corp.	258	11,708

		11,708

LEISURE TIME – 0.21%
Carnival Corp.	360	13,997

		13,997

MACHINERY – 0.77%
Caterpillar Inc.	506	31,802
Deere & Co.	346	20,573

		52,375

MANUFACTURING – 3.92%
Danaher Corp.	210	16,781
General Electric Co.	8,681	157,994
Honeywell International Inc.	610	27,615
Illinois Tool Works Inc.	368	17,428
3M Co.	569	47,551

		267,369

MEDIA – 3.17%
Comcast Corp. Class A	2,357	44,359
DIRECTV Class Aa	801	27,082
Liberty Media Corp. - Liberty Starz Group Series Aa	43	2,351
News Corp. Class A NVS	1,866	26,889
Time Warner Cable Inc.	290	15,460
Time Warner Inc.	981	30,676
Viacom Inc. Class B NVS[a]	445	15,299
Walt Disney Co. (The)	1,554	54,250

		216,366

Security	Shares	Value
MINING – 0.95%
Alcoa Inc.	853	$12,147
Freeport-McMoRan Copper & Gold Inc.	339	28,320
Newmont Mining Corp.	392	19,965
Southern Copper Corp.	145	4,592

		65,024

OIL & GAS – 10.27%
Anadarko Petroleum Corp.	410	29,860
Apache Corp.	274	27,811
Chesapeake Energy Corp.	513	12,127
Chevron Corp.	1,643	124,589
ConocoPhillips	1,215	62,172
Devon Energy Corp.	365	23,517
EOG Resources Inc.	205	19,053
Exxon Mobil Corp.	4,000	267,920
Hess Corp.	238	14,887
Marathon Oil Corp.	580	18,351
Occidental Petroleum Corp.	664	56,135
Southwestern Energy Co.[a]	284	11,564
Valero Energy Corp.	511	10,067
XTO Energy Inc.	475	22,411

		700,464

OIL & GAS SERVICES – 1.62%
Baker Hughes Inc.	255	11,944
Halliburton Co.	735	22,146
National Oilwell Varco Inc.	343	13,919
Schlumberger Ltd.	980	62,191

		110,200

PHARMACEUTICALS – 6.60%
Abbott Laboratories	1,267	66,746
Allergan Inc.	250	16,330
Bristol-Myers Squibb Co.	1,405	37,514
Cardinal Health Inc.	295	10,629
Eli Lilly and Co.	831	30,099
Express Scripts Inc.[a]	225	22,896
Gilead Sciences Inc.[a]	743	33,792
Medco Health Solutions Inc.[a]	395	25,501
Merck & Co. Inc.	2,500	93,375
Pfizer Inc.	6,609	113,344

		450,226

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2010

Security	Shares	Value
PIPELINES – 0.16%
Williams Companies Inc. (The)	475	$10,973

		10,973

REAL ESTATE INVESTMENT TRUSTS – 0.24%
Simon Property Group Inc.	195	16,361

		16,361

RETAIL – 6.45%
Best Buy Co. Inc.	275	11,699
Costco Wholesale Corp.	356	21,257
CVS Caremark Corp.	1,193	43,616
Gap Inc. (The)	395	9,128
Home Depot Inc. (The)	1,391	44,999
Kohl’s Corp.[a]	250	13,695
Lowe’s Companies Inc.	1,208	29,282
McDonald’s Corp.	904	60,315
Staples Inc.	585	13,683
Starbucks Corp.[a]	603	14,635
Target Corp.	616	32,402
Walgreen Co.	813	30,154
Wal-Mart Stores Inc.	1,812	100,747
Yum! Brands Inc.	380	14,565

		440,177

SEMICONDUCTORS – 2.28%
Applied Materials Inc.	1,090	14,693
Broadcom Corp. Class A	404	13,405
Intel Corp.	4,578	101,906
Texas Instruments Inc.	1,044	25,547

		155,551

SOFTWARE – 4.51%
Activision Blizzard Inc.	455	5,487
Adobe Systems Inc.[a]	430	15,209
Automatic Data Processing Inc.	411	18,277
Microsoft Corp.	6,318	184,928
Oracle Corp.	3,135	80,538
VMware Inc. Class Aa	56	2,985

		307,424

Security	Shares	Value
TELECOMMUNICATIONS – 6.65%
American Tower Corp. Class Aa	325	$13,848
AT&T Inc.	4,837	124,988
Cisco Systems Inc.[a]	4,728	123,070
Corning Inc.	1,274	25,748
Juniper Networks Inc.[a]	430	13,192
Motorola Inc.[a]	1,991	13,977
QUALCOMM Inc.	1,357	56,980
Sprint Nextel Corp.[a]	2,561	9,732
Verizon Communications Inc.	2,329	72,246

		453,781

TRANSPORTATION – 1.81%
CSX Corp.	319	16,237
FedEx Corp.	255	23,817
Norfolk Southern Corp.	301	16,823
Union Pacific Corp.	414	30,346
United Parcel Service Inc. Class B	567	36,520

		123,743

TOTAL COMMON STOCKS (Cost: $6,302,015)		6,811,193

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	6,136	6,136

		6,136

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,136)		6,136

TOTAL INVESTMENTS IN SECURITIES – 99.95%
(Cost: $6,308,151)		6,817,329

Other Assets, Less Liabilities – 0.05%		3,089

NET ASSETS – 100.00%		$6,820,418

NVS	– Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.29%
Omnicom Group Inc.	11,425	$443,404

		443,404

AEROSPACE & DEFENSE – 2.58%
Boeing Co. (The)	2,132	154,804
General Dynamics Corp.	1,232	95,110
Lockheed Martin Corp.	11,547	960,941
Northrop Grumman Corp.	1,339	87,798
Raytheon Co.	11,092	633,575
United Technologies Corp.	28,121	2,069,987

		4,002,215

AGRICULTURE – 4.59%
Altria Group Inc.	75,819	1,555,806
Archer-Daniels-Midland Co.	13,391	387,000
Monsanto Co.	20,108	1,436,113
Philip Morris International Inc.	72,039	3,757,554

		7,136,473

APPAREL – 0.63%
Nike Inc. Class B	13,223	971,890

		971,890

AUTO MANUFACTURERS – 0.34%
PACCAR Inc.	12,361	535,726

		535,726

AUTO PARTS & EQUIPMENT – 0.29%
Johnson Controls Inc.	13,550	447,014

		447,014

BANKS – 1.35%
Bank of New York Mellon Corp. (The)	9,181	283,509
Northern Trust Corp.	8,848	488,940
State Street Corp.	9,718	438,671
Wells Fargo & Co.	28,297	880,603

		2,091,723

BEVERAGES – 4.89%
Coca-Cola Co. (The)	66,742	3,670,810
PepsiCo Inc.	59,249	3,919,914

		7,590,724

BIOTECHNOLOGY – 2.81%
Amgen Inc.[a]	37,153	2,220,263
Biogen Idec Inc.[a]	9,861	565,627

Security	Shares	Value
Celgene Corp.[a]	16,912	$1,047,868
Genzyme Corp.[a]	10,120	524,520

		4,358,278

CHEMICALS – 1.22%
Air Products and Chemicals Inc.	2,680	198,186
E.I. du Pont de Nemours and Co.	10,973	408,635
Mosaic Co. (The)	5,867	356,538
Praxair Inc.	11,303	938,149

		1,901,508

COAL – 0.29%
Peabody Energy Corp.	9,844	449,871

		449,871

COMMERCIAL SERVICES – 1.97%
MasterCard Inc. Class A	3,136	796,544
McKesson Corp.	4,852	318,873
Visa Inc. Class A	16,468	1,499,082
Western Union Co.	26,005	441,045

		3,055,544

COMPUTERS – 11.97%
Apple Inc.[a]	32,712	7,685,030
Dell Inc.[a]	63,577	954,291
EMC Corp.[a]	7,616	137,393
Hewlett-Packard Co.	67,869	3,607,237
International Business Machines Corp.	48,484	6,218,073

		18,602,024

COSMETICS & PERSONAL CARE – 3.86%
Colgate-Palmolive Co.	18,356	1,565,033
Procter & Gamble Co. (The)	69,997	4,428,710

		5,993,743

DIVERSIFIED FINANCIAL SERVICES – 1.35%
American Express Co.	6,833	281,930
BlackRock Inc.[b]	437	95,161
Capital One Financial Corp.	4,838	200,342
Charles Schwab Corp. (The)	34,827	650,917
CME Group Inc.	172	54,371
Franklin Resources Inc.	2,465	273,368
Goldman Sachs Group Inc. (The)	1,145	195,371
Morgan Stanley	11,932	349,488

		2,100,948

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
ELECTRIC – 0.12%
Exelon Corp.	2,128	$93,228
FPL Group Inc.	2,012	97,240

		190,468

ELECTRICAL COMPONENTS & EQUIPMENT – 0.89%
Emerson Electric Co.	27,553	1,387,018

		1,387,018

ELECTRONICS – 0.05%
Thermo Fisher Scientific Inc.[a]	1,560	80,246

		80,246

ENERGY - ALTERNATE SOURCES – 0.15%
First Solar Inc.[a]	1,914	234,752

		234,752

ENVIRONMENTAL CONTROL – 0.36%
Waste Management Inc.	16,241	559,178

		559,178

FOOD – 1.42%
General Mills Inc.	4,931	349,065
Kellogg Co.	9,303	497,059
Kraft Foods Inc. Class A	9,527	288,096
Kroger Co. (The)	20,160	436,666
Sysco Corp.	21,617	637,701

		2,208,587

HEALTH CARE - PRODUCTS – 6.57%
Baxter International Inc.	22,326	1,299,373
Becton, Dickinson and Co.	8,885	699,516
Johnson & Johnson	78,249	5,101,835
Medtronic Inc.	41,380	1,863,341
St. Jude Medical Inc.[a]	12,763	523,921
Stryker Corp.	12,585	720,114

		10,208,100

HEALTH CARE - SERVICES – 0.13%
Aetna Inc.	3,704	130,047
WellPoint Inc.[a]	1,223	78,737

		208,784

HOUSEHOLD PRODUCTS & WARES – 0.53%
Kimberly-Clark Corp.	13,216	831,022

		831,022

INSURANCE – 0.94%
Aflac Inc.	17,137	930,368

Security	Shares	Value
Prudential Financial Inc.	8,743	$528,951

		1,459,319

INTERNET – 5.20%
Amazon.com Inc.[a]	12,086	1,640,433
eBay Inc.[a]	9,587	258,370
Google Inc. Class Aa	8,774	4,974,946
Symantec Corp.[a]	30,681	519,123
Yahoo! Inc.[a]	41,171	680,557

		8,073,429

LEISURE TIME – 0.18%
Carnival Corp.	7,386	287,168

		287,168

MACHINERY – 0.59%
Caterpillar Inc.	11,036	693,613
Deere & Co.	3,812	226,661

		920,274

MANUFACTURING – 2.47%
Danaher Corp.	5,927	473,627
Honeywell International Inc.	27,228	1,232,612
3M Co.	25,423	2,124,600

		3,830,839

MEDIA – 0.47%
Comcast Corp. Class A	8,585	161,570
DIRECTV Class Aa	16,913	571,829

		733,399

MINING – 1.32%
Alcoa Inc.	16,755	238,591
Freeport-McMoRan Copper & Gold Inc.	9,185	767,315
Newmont Mining Corp.	17,584	895,553
Southern Copper Corp.	4,704	148,976

		2,050,435

OIL & GAS – 2.32%
Exxon Mobil Corp.	46,146	3,090,859
Southwestern Energy Co.[a]	12,556	511,280

		3,602,139

OIL & GAS SERVICES – 0.81%
Schlumberger Ltd.	19,936	1,265,139

		1,265,139

PHARMACEUTICALS – 6.86%
Abbott Laboratories	56,779	2,991,118

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
Allergan Inc.	11,277	$736,614
Bristol-Myers Squibb Co.	34,794	929,000
Eli Lilly and Co.	19,540	707,739
Express Scripts Inc.[a]	10,081	1,025,843
Gilead Sciences Inc.[a]	33,265	1,512,892
Medco Health Solutions Inc.[a]	17,696	1,142,454
Merck & Co. Inc.	43,240	1,615,014

		10,660,674

REAL ESTATE INVESTMENT TRUSTS – 0.20%
Simon Property Group Inc.	3,693	309,843

		309,843

RETAIL – 9.98%
Best Buy Co. Inc.	12,432	528,857
Costco Wholesale Corp.	15,907	949,807
CVS Caremark Corp.	16,479	602,472
Gap Inc. (The)	15,709	363,035
Home Depot Inc. (The)	4,144	134,058
Kohl’s Corp.[a]	10,520	576,286
Lowe’s Companies Inc.	17,108	414,698
McDonald’s Corp.	40,435	2,697,823
Staples Inc.	26,319	615,601
Starbucks Corp.[a]	26,989	655,023
Target Corp.	27,556	1,449,446
Walgreen Co.	36,401	1,350,113
Wal-Mart Stores Inc.	81,079	4,507,992
Yum! Brands Inc.	17,036	652,990

		15,498,201

SEMICONDUCTORS – 2.93%
Broadcom Corp. Class A	18,033	598,335
Intel Corp.	126,415	2,813,998
Texas Instruments Inc.	46,700	1,142,749

		4,555,082

SOFTWARE – 8.77%
Activision Blizzard Inc.	13,288	160,253
Adobe Systems Inc.[a]	19,163	677,795
Automatic Data Processing Inc.	18,369	816,869
Microsoft Corp.	282,569	8,270,795
Oracle Corp.	140,115	3,599,554
VMware Inc. Class Aa	1,946	103,722

		13,628,988

Security	Shares	Value
TELECOMMUNICATIONS – 6.64%
American Tower Corp. Class Aa	14,561	$620,444
Cisco Systems Inc.[a]	211,617	5,508,390
Corning Inc.	48,811	986,470
Juniper Networks Inc.[a]	19,287	591,725
Motorola Inc.[a]	6,707	47,083
QUALCOMM Inc.	60,909	2,557,569

		10,311,681

TRANSPORTATION – 1.58%
Norfolk Southern Corp.	1,782	99,596
Union Pacific Corp.	9,846	721,712
United Parcel Service Inc. Class B	25,321	1,630,926

		2,452,234

TOTAL COMMON STOCKS (Cost: $153,155,476)		155,228,084

SHORT-TERM INVESTMENTS – 0.17%

MONEY MARKET FUNDS – 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	272,796	272,796

		272,796

TOTAL SHORT-TERM INVESTMENTS (Cost: $272,796)		272,796

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $153,428,272)		155,500,880

Other Assets, Less Liabilities – (0.08)%		(130,526)

NET ASSETS – 100.00%		$155,370,354

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 2.46%
Boeing Co. (The)	24,414	$1,772,701
General Dynamics Corp.	11,434	882,705
Northrop Grumman Corp.	9,766	640,357
Raytheon Co.	3,330	190,210
United Technologies Corp.	2,546	187,411

		3,673,384

AGRICULTURE – 0.42%
Archer-Daniels-Midland Co.	10,319	298,219
Reynolds American Inc.	6,206	335,000

		633,219

AUTO MANUFACTURERS – 1.04%
Ford Motor Co.[a]	120,025	1,508,714
PACCAR Inc.	999	43,297

		1,552,011

AUTO PARTS & EQUIPMENT – 0.25%
Johnson Controls Inc.	11,098	366,123

		366,123

BANKS – 11.18%
Bank of America Corp.	362,662	6,473,517
Bank of New York Mellon Corp. (The)	34,743	1,072,864
BB&T Corp.	25,089	812,633
PNC Financial Services
Group Inc. (The)[b]	18,880	1,127,136
State Street Corp.	8,441	381,027
U.S. Bancorp	69,375	1,795,425
Wells Fargo & Co.	161,275	5,018,878

		16,681,480

BEVERAGES – 0.67%
Coca-Cola Co. (The)	18,089	994,895

		994,895

CHEMICALS – 1.60%
Air Products and Chemicals Inc.	5,004	370,046
Dow Chemical Co. (The)	40,632	1,201,488
E.I. du Pont de Nemours and Co.	22,091	822,669

		2,394,203

COMMERCIAL SERVICES – 0.22%
McKesson Corp.	5,097	334,975

		334,975

Security	Shares	Value
COMPUTERS – 1.50%
EMC Corp.[a]	65,935	$1,189,467
Hewlett-Packard Co.	19,750	1,049,713

		2,239,180

COSMETICS & PERSONAL CARE – 1.56%
Procter & Gamble Co. (The)	36,745	2,324,856

		2,324,856

DIVERSIFIED FINANCIAL SERVICES – 10.92%
American Express Co.	30,300	1,250,178
BlackRock Inc.[b]	777	169,200
Capital One Financial Corp.	11,873	491,661
Citigroup Inc.[a]	691,203	2,799,372
CME Group Inc.	2,285	722,311
Franklin Resources Inc.	3,004	333,144
Goldman Sachs Group Inc. (The)	17,226	2,939,272
JPMorgan Chase & Co.	144,620	6,471,745
Morgan Stanley	38,180	1,118,292

		16,295,175

ELECTRIC – 4.51%
American Electric Power Co. Inc.	17,315	591,827
Dominion Resources Inc.	21,541	885,551
Duke Energy Corp.	46,848	764,559
Entergy Corp.	7,206	586,208
Exelon Corp.	21,980	962,944
FirstEnergy Corp.	6,109	238,801
FPL Group Inc.	13,089	632,591
PG&E Corp.	13,438	570,040
Public Service Enterprise Group Inc.	18,529	546,976
Southern Co.	28,529	946,022

		6,725,519

ELECTRONICS – 0.49%
Thermo Fisher Scientific Inc.[a]	14,089	724,738

		724,738

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.	1,887	64,969

		64,969

FOOD – 1.48%
General Mills Inc.	7,098	502,467
Kraft Foods Inc. Class A	53,845	1,628,273
Kroger Co. (The)	3,774	81,745

		2,212,485

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
HEALTH CARE - PRODUCTS – 1.58%
Boston Scientific Corp.[a]	35,634	$257,277
CareFusion Corp.[a]	6,650	175,760
Johnson & Johnson	22,757	1,483,756
Zimmer Holdings Inc.[a]	7,520	445,184

		2,361,977

HEALTH CARE - SERVICES – 1.93%
Aetna Inc.	12,866	451,725
UnitedHealth Group Inc.	43,512	1,421,537
WellPoint Inc.[a]	15,538	1,000,336

		2,873,598

HOUSEHOLD PRODUCTS & WARES – 0.08%
Kimberly-Clark Corp.	1,992	125,257

		125,257

INSURANCE – 2.76%
Allstate Corp. (The)	19,639	634,536
Chubb Corp.	12,107	627,748
Loews Corp.	11,986	446,838
MetLife Inc.	21,091	914,084
Prudential Financial Inc.	8,103	490,232
Travelers Companies Inc. (The)	18,766	1,012,238

		4,125,676

INTERNET – 0.67%
AOL Inc.[a]	3,996	101,019
eBay Inc.[a]	31,312	843,858
Yahoo! Inc.[a]	2,876	47,540

		992,417

IRON & STEEL – 0.35%
Nucor Corp.	11,533	523,368

		523,368

LEISURE TIME – 0.22%
Carnival Corp.	8,457	328,808

		328,808

MACHINERY – 0.92%
Caterpillar Inc.	10,991	690,784
Deere & Co.	11,451	680,876

		1,371,660

MANUFACTURING – 5.43%
Danaher Corp.	3,553	283,920
General Electric Co.	386,507	7,034,427

Security	Shares	Value
Illinois Tool Works Inc.	16,425	$777,888

		8,096,235

MEDIA – 5.98%
Comcast Corp. Class A	97,243	1,830,113
DIRECTV Class Aa	18,975	641,545
Liberty Media Corp. - Liberty Starz Group Series Aa	1,887	103,181
News Corp. Class A NVS	83,247	1,199,589
Time Warner Cable Inc.	12,877	686,473
Time Warner Inc.	43,732	1,367,500
Viacom Inc. Class B NVS[a]	19,864	682,924
Walt Disney Co. (The)	69,253	2,417,622

		8,928,947

MINING – 0.55%
Alcoa Inc.	19,206	273,493
Freeport-McMoRan Copper & Gold Inc.	5,885	491,633
Southern Copper Corp.	1,671	52,921

		818,047

OIL & GAS – 18.48%
Anadarko Petroleum Corp.	18,211	1,326,307
Apache Corp.	12,219	1,240,229
Chesapeake Energy Corp.	22,871	540,670
Chevron Corp.	73,266	5,555,761
ConocoPhillips	54,167	2,771,725
Devon Energy Corp.	16,206	1,044,153
EOG Resources Inc.	9,111	846,776
Exxon Mobil Corp.	132,233	8,856,966
Hess Corp.	10,648	666,032
Marathon Oil Corp.	25,865	818,369
Occidental Petroleum Corp.	29,636	2,505,427
Valero Energy Corp.	20,543	404,697
XTO Energy Inc.	21,199	1,000,169

		27,577,281

OIL & GAS SERVICES – 2.44%
Baker Hughes Inc.	11,323	530,369
Halliburton Co.	32,744	986,577
National Oilwell Varco Inc.	15,312	621,361
Schlumberger Ltd.	23,660	1,501,464

		3,639,771

PHARMACEUTICALS – 6.34%
Bristol-Myers Squibb Co.	27,870	744,129

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
Cardinal Health Inc.	13,200	$475,596
Eli Lilly and Co.	17,646	639,138
Merck & Co. Inc.	68,369	2,553,582
Pfizer Inc.	294,708	5,054,242

		9,466,687

PIPELINES – 0.33%
Williams Companies Inc. (The)	21,202	489,766

		489,766

REAL ESTATE INVESTMENT TRUSTS – 0.29%
Simon Property Group Inc.	5,097	427,638

		427,638

RETAIL – 2.82%
CVS Caremark Corp.	36,968	1,351,550
Gap Inc. (The)	2,008	46,405
Home Depot Inc. (The)	57,836	1,870,995
Kohl’s Corp.[a]	672	36,812
Lowe’s Companies Inc.	36,953	895,741

		4,201,503

SEMICONDUCTORS – 1.60%
Applied Materials Inc.	48,614	655,317
Intel Corp.	77,711	1,729,847

		2,385,164

SOFTWARE – 0.07%
Activision Blizzard Inc.	8,547	103,077

		103,077

TELECOMMUNICATIONS – 6.64%
AT&T Inc.	215,678	5,573,120
Corning Inc.	8,325	168,248
Motorola Inc.[a]	78,470	550,859
Sprint Nextel Corp.[a]	104,123	395,667
Verizon Communications Inc.	103,886	3,222,544

		9,910,438

TRANSPORTATION – 2.06%
CSX Corp.	14,213	723,442
FedEx Corp.	11,423	1,066,908
Norfolk Southern Corp.	11,659	651,622
Union Pacific Corp.	8,655	634,412

		3,076,384

TOTAL COMMON STOCKS
(Cost: $147,576,260)		149,040,911

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[b,c]	159,516	$159,516

		159,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,516)		159,516

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $147,735,776)		149,200,427

Other Assets, Less Liabilities – 0.01%		19,394

NET ASSETS – 100.00%		$149,219,821

NVS	– Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,490,099	0.16%

		8,490,099	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	334,841	24,312,805	0.45
United Technologies Corp.	385,789	28,397,928	0.53
Other securities[a]		61,588,687	1.14

		114,299,420	2.12

AGRICULTURE
Altria Group Inc.	953,024	19,556,052	0.36
Philip Morris International Inc.	904,721	47,190,247	0.88
Other securities[a]		39,954,054	0.74

		106,700,353	1.98

AIRLINES
Other securities[a]		13,327,005	0.25

		13,327,005	0.25

APPAREL
Other securities[a]		27,284,664	0.51

		27,284,664	0.51

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	1,527,289	19,198,023	0.36
Other securities[a]		10,225,477	0.19

		29,423,500	0.55

AUTO PARTS & EQUIPMENT
Other securities[a]		17,573,441	0.33

		17,573,441	0.33

BANKS
Bank of America Corp.	4,587,030	81,878,485	1.52
PNC Financial Services Group Inc. (The)[d]	238,706	14,250,748	0.27
U.S. Bancorp	874,848	22,641,066	0.42
Wells Fargo & Co.	2,387,625	74,302,890	1.38
Other securities[a]		88,619,701	1.65

		281,692,890	5.24

BEVERAGES
Coca-Cola Co. (The)	1,067,729	58,725,095	1.09

Security	Shares	Value	% of Net Assets
PepsiCo Inc.	745,454	$49,319,237	0.92%
Other securities[a]		17,408,742	0.32

		125,453,074	2.33

BIOTECHNOLOGY
Amgen Inc.[b]	466,874	27,900,390	0.52
Other securities[a]		45,492,377	0.84

		73,392,767	1.36

BUILDING MATERIALS
Other securities[a]		7,464,349	0.14

		7,464,349	0.14

CHEMICALS
Other securities[a]		97,107,012	1.80

		97,107,012	1.80

COAL
Other securities[a]		18,148,159	0.34

		18,148,159	0.34

COMMERCIAL SERVICES
Other securities[a]		90,726,987	1.69

		90,726,987	1.69

COMPUTERS
Apple Inc.[b]	411,461	96,664,533	1.80
Hewlett-Packard Co.	1,102,979	58,623,334	1.09
International Business Machines Corp.	609,458	78,162,988	1.45
Other securities[a]		69,624,870	1.29

		303,075,725	5.63

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	230,253	19,631,371	0.37
Procter & Gamble Co. (The)	1,344,328	85,055,633	1.58
Other securities[a]		10,999,982	0.20

		115,686,986	2.15

DISTRIBUTION & WHOLESALE
Other securities[a]		14,330,157	0.27

		14,330,157	0.27

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	467,668	19,295,982	0.36
BlackRock Inc.[d]	14,732	3,208,040	0.06
Citigroup Inc.[b]	8,720,386	35,317,563	0.66

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Goldman Sachs Group Inc. (The)	232,190	$39,618,580	0.74%
JPMorgan Chase & Co.	1,832,220	81,991,845	1.52
Other securities[a]		101,518,922	1.88

		280,950,932	5.22

ELECTRIC
Other securities[a]		167,734,726	3.12

		167,734,726	3.12

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		25,830,746	0.48

		25,830,746	0.48

ELECTRONICS
Other securities[a]		42,363,234	0.79

		42,363,234	0.79

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,896,121	0.07

		3,896,121	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		15,400,052	0.29

		15,400,052	0.29

ENTERTAINMENT
Other securities[a]		6,876,832	0.13

		6,876,832	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		17,065,438	0.32

		17,065,438	0.32

FOOD
Kraft Foods Inc. Class A	797,060	24,103,094	0.45
Other securities[a]		79,754,475	1.48

		103,857,569	1.93

FOREST PRODUCTS & PAPER
Other securities[a]		16,916,461	0.31

		16,916,461	0.31

GAS
Other securities[a]		15,284,263	0.28

		15,284,263	0.28

HAND & MACHINE TOOLS
Other securities[a]		7,397,342	0.14

		7,397,342	0.14

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Johnson & Johnson	1,270,931	$82,864,701	1.54%
Medtronic Inc.	516,041	23,237,326	0.43
Other securities[a]		89,473,688	1.67

		195,575,715	3.64

HEALTH CARE - SERVICES
Other securities[a]		67,410,334	1.25

		67,410,334	1.25

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,138,002	0.04

		2,138,002	0.04

HOME BUILDERS
Other securities[a]		9,580,371	0.18

		9,580,371	0.18

HOME FURNISHINGS
Other securities[a]		4,476,831	0.08

		4,476,831	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		25,876,418	0.48

		25,876,418	0.48

HOUSEWARES
Other securities[a]		2,690,899	0.05

		2,690,899	0.05

INSURANCE
Other securities[a]		163,699,322	3.04

		163,699,322	3.04

INTERNET
Amazon.com Inc.[b]	151,504	20,563,638	0.38
Google Inc. Class Ab	110,453	62,627,956	1.16
Other securities[a]		57,923,803	1.08

		141,115,397	2.62

IRON & STEEL
Other securities[a]		23,057,996	0.43

		23,057,996	0.43

LEISURE TIME
Other securities[a]		13,911,994	0.26

		13,911,994	0.26

LODGING
Other securities[a]		18,380,206	0.34

		18,380,206	0.34

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$54,742,729	1.02%

		54,742,729	1.02

MANUFACTURING
General Electric Co.	4,884,157	88,891,657	1.65
3M Co.	320,190	26,758,278	0.50
Other securities[a]		74,261,503	1.38

		189,911,438	3.53

MEDIA
Comcast Corp. Class A	1,325,492	24,945,759	0.46
Walt Disney Co. (The)	873,139	30,481,282	0.57
Other securities[a]		96,014,988	1.79

		151,442,029	2.82

METAL FABRICATE & HARDWARE
Other securities[a]		11,102,023	0.21

		11,102,023	0.21

MINING
Other securities[a]		41,539,246	0.77

		41,539,246	0.77

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,235,335	0.15

		8,235,335	0.15

OIL & GAS
Chevron Corp.	924,601	70,112,494	1.30
ConocoPhillips	683,322	34,965,587	0.65
Exxon Mobil Corp.	2,250,639	150,747,800	2.80
Occidental Petroleum Corp.	373,854	31,605,617	0.59
Other securities[a]		170,137,062	3.17

		457,568,560	8.51

OIL & GAS SERVICES
Schlumberger Ltd.	551,807	35,017,672	0.65
Other securities[a]		51,035,133	0.95

		86,052,805	1.60

PACKAGING & CONTAINERS
Other securities[a]		14,988,521	0.28

		14,988,521	0.28

PHARMACEUTICALS
Abbott Laboratories	712,794	37,549,988	0.70

Security	Shares	Value	% of Net Assets
Bristol-Myers Squibb Co.	789,015	$21,066,701	0.39%
Merck & Co. Inc.	1,406,530	52,533,896	0.98
Pfizer Inc.	3,718,155	63,766,358	1.19
Other securities[a]		121,911,602	2.26

		296,828,545	5.52

PIPELINES
Other securities[a]		23,679,592	0.44

		23,679,592	0.44

REAL ESTATE
Other securities[a]		5,435,673	0.10

		5,435,673	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		93,733,737	1.74

		93,733,737	1.74

RETAIL
CVS Caremark Corp.	671,303	24,542,838	0.46
Home Depot Inc. (The)	782,141	25,302,261	0.47
McDonald’s Corp.	508,837	33,949,605	0.63
Wal-Mart Stores Inc.	1,019,657	56,692,929	1.05
Other securities[a]		189,700,457	3.53

		330,188,090	6.14

SAVINGS & LOANS
Other securities[a]		12,128,502	0.23

		12,128,502	0.23

SEMICONDUCTORS
Intel Corp.	2,575,922	57,340,024	1.07
Other securities[a]		92,099,561	1.71

		149,439,585	2.78

SOFTWARE
Microsoft Corp.	3,554,722	104,046,713	1.93
Oracle Corp.	1,762,910	45,289,158	0.84
Other securities[a]		83,122,109	1.55

		232,457,980	4.32

TELECOMMUNICATIONS
AT&T Inc.	2,721,211	70,316,092	1.31
Cisco Systems Inc.[b]	2,660,277	69,247,010	1.29
QUALCOMM Inc.	763,328	32,052,143	0.60
Verizon Communications Inc.	1,310,127	40,640,140	0.76

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$83,296,569	1.53%

		295,551,954	5.49

TEXTILES
Other securities[a]		3,089,674	0.06

		3,089,674	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		5,975,993	0.11

		5,975,993	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	318,777	20,532,427	0.38
Other securities[a]		66,902,423	1.25

		87,434,850	1.63

TRUCKING & LEASING
Other securities[a]		638,007	0.01

		638,007	0.01

WATER
Other securities[a]		1,783,272	0.03

		1,783,272	0.03

TOTAL COMMON STOCKS (Cost: $6,089,689,395)		5,369,611,929	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	64,795,204	64,795,204	1.20
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	11,732,523	11,732,523	0.22

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	4,349,948	$4,349,948	0.08%

		80,877,675	1.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,877,675)		80,877,675	1.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $6,170,567,070)		5,450,489,604	101.33

Other Assets, Less Liabilities		(71,750,073)	(1.33)

NET ASSETS		$5,378,739,531	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$23,541,370	0.21%

		23,541,370	0.21

AEROSPACE & DEFENSE
Lockheed Martin Corp.	588,709	48,992,363	0.43
United Technologies Corp.	1,499,110	110,349,487	0.97
Other securities[a]		101,859,372	0.89

		261,201,222	2.29

AGRICULTURE
Altria Group Inc.	4,036,919	82,837,578	0.72
Monsanto Co.	1,065,595	76,104,795	0.67
Philip Morris International Inc.	3,829,040	199,722,726	1.75
Other securities[a]		40,554,781	0.36

		399,219,880	3.50

AIRLINES
Other securities[a]		43,348,134	0.38

		43,348,134	0.38

APPAREL
Nike Inc. Class B	705,038	51,820,293	0.45
Other securities[a]		50,525,232	0.45

		102,345,525	0.90

AUTO MANUFACTURERS
Other securities[a]		33,907,240	0.30

		33,907,240	0.30

AUTO PARTS & EQUIPMENT
Other securities[a]		42,118,781	0.37

		42,118,781	0.37

BANKS
Wells Fargo & Co.	1,494,997	46,524,307	0.41
Other securities[a]		66,813,192	0.58

		113,337,499	0.99

BEVERAGES
Coca-Cola Co. (The)	3,551,877	195,353,235	1.71
PepsiCo Inc.	3,154,970	208,732,815	1.83
Other securities[a]		35,809,704	0.32

		439,895,754	3.86

Security	Shares	Value	% of Net Assets

BIOTECHNOLOGY
Amgen Inc.[b]	1,976,216	$118,098,668	1.04%
Celgene Corp.[b]	898,144	55,649,002	0.49
Other securities[a]		133,208,509	1.16

		306,956,179	2.69

BUILDING MATERIALS
Other securities[a]		16,689,754	0.15

		16,689,754	0.15

CHEMICALS
Praxair Inc.	599,951	49,795,933	0.44
Other securities[a]		148,502,389	1.30

		198,298,322	1.74

COAL
Other securities[a]		68,115,893	0.60

		68,115,893	0.60

COMMERCIAL SERVICES
Visa Inc. Class A	877,313	79,861,802	0.70
Other securities[a]		235,250,282	2.06

		315,112,084	2.76

COMPUTERS
Apple Inc.[b]	1,741,400	409,107,102	3.59
Dell Inc.[b]	3,342,597	50,172,381	0.44
Hewlett-Packard Co.	3,613,124	192,037,541	1.68
International Business Machines Corp.	2,579,373	330,804,587	2.90
Other securities[a]		139,847,184	1.23

		1,121,968,795	9.84

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	975,363	83,159,449	0.73
Procter & Gamble Co. (The)	3,726,650	235,785,145	2.07
Other securities[a]		45,992,128	0.40

		364,936,722	3.20

DISTRIBUTION & WHOLESALE
Other securities[a]		32,427,040	0.28

		32,427,040	0.28

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[c]	21,001	4,573,178	0.04
Other securities[a]		214,341,150	1.88

		218,914,328	1.92

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$81,627,250	0.72%

		81,627,250	0.72

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,467,262	73,861,969	0.65
Other securities[a]		21,061,719	0.18

		94,923,688	0.83

ELECTRONICS
Other securities[a]		114,818,884	1.01

		114,818,884	1.01

ENERGY - ALTERNATE SOURCES
Other securities[a]		12,291,247	0.11

		12,291,247	0.11

ENGINEERING & CONSTRUCTION
Other securities[a]		49,999,853	0.44

		49,999,853	0.44

ENTERTAINMENT
Other securities[a]		12,076,177	0.11

		12,076,177	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		54,982,426	0.48

		54,982,426	0.48

FOOD
Other securities[a]		188,858,262	1.66

		188,858,262	1.66

FOREST PRODUCTS & PAPER
Other securities[a]		7,551,237	0.07

		7,551,237	0.07

HAND & MACHINE TOOLS
Other securities[a]		1,324,427	0.01

		1,324,427	0.01

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,181,407	68,757,887	0.60
Johnson & Johnson	4,163,273	271,445,400	2.38
Medtronic Inc.	2,185,092	98,394,693	0.86
Other securities[a]		242,619,439	2.13

		681,217,419	5.97

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$90,539,954	0.79%

		90,539,954	0.79

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		3,283,628	0.03

		3,283,628	0.03

HOME BUILDERS
Other securities[a]		4,522,393	0.04

		4,522,393	0.04

HOME FURNISHINGS
Other securities[a]		3,528,896	0.03

		3,528,896	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		74,389,662	0.65

		74,389,662	0.65

HOUSEWARES
Other securities[a]		4,541,083	0.04

		4,541,083	0.04

INSURANCE
Aflac Inc.	912,121	49,519,049	0.43
Other securities[a]		86,263,032	0.76

		135,782,081	1.19

INTERNET
Amazon.com Inc.[b]	641,720	87,100,656	0.76
Google Inc. Class Ab	467,476	265,063,567	2.33
Other securities[a]		171,376,894	1.50

		523,541,117	4.59

IRON & STEEL
Other securities[a]		3,447,093	0.03

		3,447,093	0.03

LEISURE TIME
Other securities[a]		21,963,842	0.19

		21,963,842	0.19

LODGING
Other securities[a]		29,498,254	0.26

		29,498,254	0.26

MACHINERY
Other securities[a]		94,844,247	0.83

		94,844,247	0.83

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MANUFACTURING
Honeywell International Inc.	1,452,549	$65,756,893	0.58%
3M Co.	1,355,524	113,281,140	0.99
Other securities[a]		81,086,741	0.71

		260,124,774	2.28

MEDIA
Other securities[a]		84,456,649	0.74

		84,456,649	0.74

METAL FABRICATE & HARDWARE
Other securities[a]		38,031,842	0.33

		38,031,842	0.33

MINING
Newmont Mining Corp.	933,999	47,568,569	0.42
Other securities[a]		64,925,561	0.57

		112,494,130	0.99

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,186,581	0.04

		5,186,581	0.04

OIL & GAS
Exxon Mobil Corp.	2,457,532	164,605,493	1.44
Other securities[a]		104,997,866	0.92

		269,603,359	2.36

OIL & GAS SERVICES
Schlumberger Ltd.	1,060,645	67,308,532	0.59
Other securities[a]		59,620,570	0.52

		126,929,102	1.11

PACKAGING & CONTAINERS
Other securities[a]		30,111,512	0.26

		30,111,512	0.26

PHARMACEUTICALS
Abbott Laboratories	3,016,782	158,924,076	1.39
Bristol-Myers Squibb Co.	1,850,247	49,401,595	0.43
Express Scripts Inc.[b]	535,467	54,489,122	0.48
Gilead Sciences Inc.[b]	1,769,694	80,485,683	0.71
Medco Health Solutions Inc.[b]	941,979	60,814,164	0.53
Merck & Co. Inc.	2,304,150	86,060,003	0.76

Security	Shares	Value	% of Net Assets
Other securities[a]		$200,911,595	1.76%

		691,086,238	6.06

PIPELINES
Other securities[a]		4,104,414	0.04

		4,104,414	0.04

REAL ESTATE
Other securities[a]		14,093,767	0.12

		14,093,767	0.12

REAL ESTATE INVESTMENTTRUSTS
Other securities[a]		70,091,221	0.61

		70,091,221	0.61

RETAIL
Costco Wholesale Corp.	846,918	50,569,474	0.44
McDonald’s Corp.	2,153,561	143,685,590	1.26
Target Corp.	1,468,283	77,231,686	0.68
Walgreen Co.	1,936,419	71,821,781	0.63
Wal-Mart Stores Inc.	4,315,463	239,939,743	2.10
Other securities[a]		498,031,447	4.37

		1,081,279,721	9.48

SAVINGS & LOANS
Other securities[a]		8,890,431	0.08

		8,890,431	0.08

SEMICONDUCTORS
Intel Corp.	6,726,593	149,733,960	1.31
Texas Instruments Inc.	2,486,873	60,853,782	0.53
Other securities[a]		231,716,540	2.04

		442,304,282	3.88

SOFTWARE
Microsoft Corp.	15,044,394	440,349,412	3.86
Oracle Corp.	7,461,165	191,677,329	1.68
Other securities[a]		322,060,635	2.83

		954,087,376	8.37

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	11,258,958	293,070,677	2.57
Corning Inc.	2,589,385	52,331,471	0.46
QUALCOMM Inc.	3,230,665	135,655,623	1.19
Other securities[a]		117,391,891	1.03

		598,449,662	5.25

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$1,293,488	0.01%

		1,293,488	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		17,893,276	0.16

		17,893,276	0.16

TRANSPORTATION
United Parcel Service Inc. Class B	1,350,160	86,963,806	0.76
Other securities[a]		96,149,444	0.85

		183,113,250	1.61

TRUCKING & LEASING
Other securities[a]		1,128,781	0.01

		1,128,781	0.01

WATER
Other securities[a]		396,380	0.00

		396,380	0.00

TOTAL COMMON STOCKS (Cost: $11,164,887,301)		11,387,037,878	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	237,567,350	237,567,350	2.08
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	43,016,524	43,016,524	0.38

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	9,214,998	$9,214,998	0.08%

		289,798,872	2.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,798,872)		289,798,872	2.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,454,686,173)		11,676,836,750	102.39

Other Assets, Less Liabilities		(272,732,203)	(2.39)

NET ASSETS		$11,404,104,547	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,102,648	0.11%

		10,102,648	0.11

AEROSPACE & DEFENSE
Boeing Co. (The)	1,061,176	77,051,989	0.83
General Dynamics Corp.	498,071	38,451,081	0.41
Other securities[a]		66,064,622	0.72

		181,567,692	1.96

AGRICULTURE
Other securities[a]		42,884,748	0.46

		42,884,748	0.46

AIRLINES
Other securities[a]		10,698,682	0.12

		10,698,682	0.12

APPAREL
Other securities[a]		10,830,662	0.12

		10,830,662	0.12

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	5,273,472	66,287,543	0.72
Other securities[a]		7,675,145	0.08

		73,962,688	0.80

AUTO PARTS & EQUIPMENT
Other securities[a]		26,094,022	0.28

		26,094,022	0.28

BANKS
Bank of America Corp.	15,831,178	282,586,527	3.05
Bank of New York Mellon Corp. (The)	1,512,826	46,716,067	0.50
PNC Financial Services Group Inc. (The)[d]	822,919	49,128,264	0.53
U.S. Bancorp	3,020,601	78,173,154	0.84
Wells Fargo & Co.	7,020,817	218,487,825	2.36
Other securities[a]		204,470,209	2.22

		879,562,046	9.50

BEVERAGES
Coca-Cola Co. (The)	788,589	43,372,395	0.47

Security	Shares	Value	% of Net Assets
Other securities[a]		$30,840,251	0.33%

		74,212,646	0.80

BIOTECHNOLOGY
Other securities[a]		3,099,432	0.03

		3,099,432	0.03

BUILDING MATERIALS
Other securities[a]		12,101,716	0.13

		12,101,716	0.13

CHEMICALS
Dow Chemical Co. (The)	1,771,073	52,370,629	0.57
Other securities[a]		121,039,102	1.30

		173,409,731	1.87

COAL
Other securities[a]		7,548,166	0.08

		7,548,166	0.08

COMMERCIAL SERVICES
Other securities[a]		56,151,824	0.61

		56,151,824	0.61

COMPUTERS
EMC Corp.[b]	2,871,063	51,793,977	0.56
Hewlett-Packard Co.	860,317	45,725,849	0.49
Other securities[a]		33,703,326	0.37

		131,223,152	1.42

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,600,681	101,275,087	1.09
Other securities[a]		538,272	0.01

		101,813,359	1.10

DISTRIBUTION & WHOLESALE
Other securities[a]		23,121,964	0.25

		23,121,964	0.25

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,319,584	54,446,036	0.59
BlackRock Inc.[d]	33,453	7,284,725	0.08
Citigroup Inc.[b]	30,096,836	121,892,186	1.32
Goldman Sachs Group Inc. (The)	751,676	128,258,476	1.38
JPMorgan Chase & Co.	6,326,206	283,097,718	3.06
Morgan Stanley	1,661,641	48,669,465	0.53

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$147,417,299	1.58%

		791,065,905	8.54

ELECTRIC
Dominion Resources Inc.	939,108	38,606,730	0.42
Exelon Corp.	957,389	41,943,212	0.45
Southern Co.	1,245,476	41,299,984	0.45
Other securities[a]		390,297,492	4.21

		512,147,418	5.53

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,839,253	0.13

		11,839,253	0.13

ELECTRONICS
Other securities[a]		52,449,915	0.57

		52,449,915	0.57

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,409,269	0.04

		3,409,269	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		12,264,898	0.13

		12,264,898	0.13

ENTERTAINMENT
Other securities[a]		13,820,770	0.15

		13,820,770	0.15

ENVIRONMENTAL CONTROL
Other securities[a]		14,054,508	0.15

		14,054,508	0.15

FOOD
Kraft Foods Inc. Class A	2,344,480	70,897,075	0.77
Other securities[a]		133,513,663	1.44

		204,410,738	2.21

FOREST PRODUCTS & PAPER
Other securities[a]		52,227,224	0.56

		52,227,224	0.56

GAS
Other securities[a]		52,798,011	0.57

		52,798,011	0.57

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$24,429,107	0.26%

		24,429,107	0.26

HEALTH CARE - PRODUCTS
Johnson & Johnson	991,304	64,633,021	0.70
Other securities[a]		54,875,945	0.59

		119,508,966	1.29

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,893,470	61,859,665	0.67
WellPoint Inc.[b]	677,798	43,636,635	0.47
Other securities[a]		53,157,854	0.57

		158,654,154	1.71

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,702,909	0.05

		4,702,909	0.05

HOME BUILDERS
Other securities[a]		29,538,520	0.32

		29,538,520	0.32

HOME FURNISHINGS
Other securities[a]		12,548,644	0.14

		12,548,644	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		28,587,505	0.31

		28,587,505	0.31

HOUSEWARES
Other securities[a]		5,634,351	0.06

		5,634,351	0.06

INSURANCE
MetLife Inc.	918,542	39,809,610	0.43
Travelers Companies Inc. (The)	817,514	44,096,705	0.48
Other securities[a]		370,252,577	3.99

		454,158,892	4.90

INTERNET
Other securities[a]		60,087,032	0.65

		60,087,032	0.65

IRON & STEEL
Other securities[a]		76,814,744	0.83

		76,814,744	0.83

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$30,020,319	0.32%

		30,020,319	0.32

LODGING
Other securities[a]		39,290,724	0.42

		39,290,724	0.42

MACHINERY
Other securities[a]		111,718,760	1.21

		111,718,760	1.21

MANUFACTURING
General Electric Co.	16,856,633	306,790,721	3.31
Other securities[a]		136,364,600	1.47

		443,155,321	4.78

MEDIA
Comcast Corp. Class A	4,232,814	79,661,559	0.86
News Corp. Class A NVS	3,624,153	52,224,045	0.56
Time Warner Inc.	1,904,532	59,554,716	0.64
Walt Disney Co. (The)	3,013,484	105,200,726	1.13
Other securities[a]		157,210,132	1.71

		453,851,178	4.90

METAL FABRICATE & HARDWARE
Other securities[a]		7,303,346	0.08

		7,303,346	0.08

MINING
Other securities[a]		51,612,566	0.56

		51,612,566	0.56

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		24,205,915	0.26

		24,205,915	0.26

OIL & GAS
Anadarko Petroleum Corp.	794,612	57,871,592	0.62
Apache Corp.	533,558	54,156,137	0.58
Chevron Corp.	3,191,058	241,977,928	2.61
ConocoPhillips	2,358,363	120,677,435	1.30
Devon Energy Corp.	706,612	45,527,011	0.49
Exxon Mobil Corp.	5,763,551	386,042,644	4.17

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	1,290,292	$109,081,286	1.18%
XTO Energy Inc.	922,766	43,536,100	0.47
Other securities[a]		300,171,403	3.25

		1,359,041,536	14.67

OIL & GAS SERVICES
Halliburton Co.	1,428,029	43,026,514	0.47
Schlumberger Ltd.	1,039,826	65,987,358	0.71
Other securities[a]		84,555,895	0.91

		193,569,767	2.09

PACKAGING & CONTAINERS
Other securities[a]		27,178,319	0.29

		27,178,319	0.29

PHARMACEUTICALS
Merck & Co. Inc.	2,975,730	111,143,516	1.20
Pfizer Inc.	12,832,459	220,076,672	2.38
Other securities[a]		129,609,146	1.40

		460,829,334	4.98

PIPELINES
Other securities[a]		78,470,292	0.85

		78,470,292	0.85

REAL ESTATE
Other securities[a]		7,421,041	0.08

		7,421,041	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		266,436,583	2.88

		266,436,583	2.88

RETAIL
CVS Caremark Corp.	1,610,658	58,885,656	0.64
Home Depot Inc. (The)	2,519,167	81,495,052	0.88
Lowe’s Companies Inc.	1,607,232	38,959,304	0.42
Other securities[a]		78,713,170	0.85

		258,053,182	2.79

SAVINGS & LOANS
Other securities[a]		34,573,312	0.37

		34,573,312	0.37

SEMICONDUCTORS
Intel Corp.	3,404,974	75,794,721	0.82
Other securities[a]		79,294,405	0.85

		155,089,126	1.67

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$24,506,625	0.27%

		24,506,625	0.27

TELECOMMUNICATIONS
AT&T Inc.	9,391,699	242,681,502	2.62
Verizon Communications Inc.	4,521,667	140,262,110	1.51
Other securities[a]		148,842,184	1.61

		531,785,796	5.74

TEXTILES
Other securities[a]		9,621,605	0.10

		9,621,605	0.10

TOYS, GAMES & HOBBIES
Other securities[a]		5,918,727	0.06

		5,918,727	0.06

TRANSPORTATION
FedEx Corp.	495,619	46,290,815	0.50
Other securities[a]		105,920,894	1.14

		152,211,709	1.64

TRUCKING & LEASING
Other securities[a]		1,246,705	0.01

		1,246,705	0.01

WATER
Other securities[a]		5,861,749	0.06

		5,861,749	0.06

TOTAL COMMON STOCKS
(Cost: $9,974,258,981)		9,246,511,448	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.18%[d,e,f]	166,929,684	166,929,684	1.80
BlackRock Cash Funds: Prime,
SL Agency Shares 0.16%[d,e,f]	30,226,101	30,226,101	0.33

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.07%[d,e]	7,151,038	$7,151,038	0.08%

		204,306,823	2.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,306,823)		204,306,823	2.21

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,178,565,804)		9,450,818,271	102.03

Other Assets, Less Liabilities		(187,659,315)	(2.03)

NET ASSETS		$9,263,158,956	100.00%

NVS	– Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$20,950,226	0.16%

		20,950,226	0.16

AEROSPACE & DEFENSE
Other securities[a]		164,525,394	1.24

		164,525,394	1.24

AGRICULTURE
Other securities[a]		48,950,947	0.37

		48,950,947	0.37

AIRLINES
UAL Corp.[b,c]	2,156,921	42,167,806	0.32
Other securities[a]		91,010,425	0.69

		133,178,231	1.01

APPAREL
Warnaco Group Inc. (The)[b]	591,209	28,206,581	0.21
Other securities[a]		232,244,131	1.76

		260,450,712	1.97

AUDIO/VIDEO PRODUCTS
TiVo Inc.[b]	1,419,284	24,298,142	0.18

		24,298,142	0.18

AUTO MANUFACTURERS
Other securities[a]		5,439,046	0.04

		5,439,046	0.04

AUTO PARTS & EQUIPMENT
Other securities[a]		122,453,038	0.92

		122,453,038	0.92

BANKS
East West Bancorp Inc.	1,426,996	24,858,270	0.19
FirstMerit Corp.	1,124,298	24,251,108	0.18
Prosperity Bancshares Inc.	595,340	24,408,940	0.18
SVB Financial Group[b]	529,522	24,707,497	0.19
Other securities[a]		734,661,486	5.55

		832,887,301	6.29

BEVERAGES
Other securities[a]		19,385,125	0.15

		19,385,125	0.15

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Human Genome Sciences Inc.[b]	2,360,896	$71,299,058	0.54%
InterMune Inc.[b,c]	574,579	25,608,986	0.19
Other securities[a]		306,411,166	2.32

		403,319,210	3.05

BUILDING MATERIALS
Other securities[a]		82,932,945	0.63

		82,932,945	0.63

CHEMICALS
Solutia Inc.[b]	1,537,001	24,761,086	0.19
W.R. Grace & Co.[b]	931,836	25,867,767	0.19
Other securities[a]		224,864,473	1.70

		275,493,326	2.08

COAL
Other securities[a]		40,453,117	0.31

		40,453,117	0.31

COMMERCIAL SERVICES
Live Nation Entertainment Inc.[b]	1,796,589	26,050,540	0.20
Sotheby’sc	864,999	26,892,819	0.20
Towers Watson & Co. Class A	550,529	26,150,127	0.20
Other securities[a]		747,779,427	5.64

		826,872,913	6.24

COMPUTERS
Jack Henry & Associates Inc.	1,082,059	26,034,340	0.20
Other securities[a]		289,076,052	2.18

		315,110,392	2.38

COSMETICS & PERSONAL CARE
Other securities[a]		12,077,422	0.09

		12,077,422	0.09

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	537,812	24,949,099	0.19
Other securities[a]		96,333,822	0.73

		121,282,921	0.92

DIVERSIFIED FINANCIAL SERVICES
E*TRADE Financial Corp.[b]	20,331,188	33,546,460	0.25

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$219,414,253	1.66%

		252,960,713	1.91

ELECTRIC
Other securities[a]		217,657,318	1.64

		217,657,318	1.64

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		143,464,484	1.08

		143,464,484	1.08

ELECTRONICS
Woodward Governor Co.	778,656	24,901,419	0.19
Other securities[a]		297,914,826	2.25

		322,816,245	2.44

ENERGY – ALTERNATE SOURCES
Other securities[a]		32,959,036	0.25

		32,959,036	0.25

ENGINEERING & CONSTRUCTION
Other securities[a]		88,731,366	0.67

		88,731,366	0.67

ENTERTAINMENT
Bally Technologies Inc.[b]	703,339	28,513,363	0.22
Other securities[a]		67,917,465	0.51

		96,430,828	0.73

ENVIRONMENTAL CONTROL
Other securities[a]		87,812,524	0.66

		87,812,524	0.66

FOOD
Other securities[a]		227,177,046	1.72

		227,177,046	1.72

FOREST PRODUCTS & PAPER
Domtar Corp.[b]	536,295	34,542,761	0.26
Other securities[a]		111,808,094	0.84

		146,350,855	1.10

GAS
Nicor Inc.	583,836	24,474,405	0.19
Piedmont Natural Gas Co.	948,893	26,170,469	0.20
Other securities[a]		105,502,567	0.79

		156,147,441	1.18

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Regal Beloit Corp.	462,526	$27,478,670	0.21%
Other securities[a]		37,091,626	0.28

		64,570,296	0.49

HEALTH CARE – PRODUCTS
Steris Corp.	754,868	25,408,857	0.19
Thoratec Corp.[b]	729,141	24,389,766	0.18
Other securities[a]		462,812,627	3.50

		512,611,250	3.87

HEALTH CARE – SERVICES
Other securities[a]		289,584,992	2.19

		289,584,992	2.19

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		10,126,011	0.08

		10,126,011	0.08

HOME BUILDERS
Other securities[a]		49,892,337	0.38

		49,892,337	0.38

HOME FURNISHINGS
Tempur-Pedic International Inc.[b,c]	967,063	29,166,620	0.22
Other securities[a]		42,825,275	0.32

		71,991,895	0.54

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	808,554	38,988,474	0.29
Other securities[a]		79,100,326	0.60

		118,088,800	0.89

HOUSEWARES
Other securities[a]		7,357,437	0.06

		7,357,437	0.06

INSURANCE
Assured Guaranty Ltd.	1,588,137	34,891,370	0.26
Platinum Underwriters Holdings Ltd.	660,720	24,499,498	0.18
ProAssurance Corp.[b]	427,240	25,010,630	0.19
Other securities[a]		352,593,450	2.67

		436,994,948	3.30

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$416,819,048	3.15%

		416,819,048	3.15

INVESTMENT COMPANIES
Apollo Investment Corp.	2,275,469	28,966,720	0.22
Ares Capital Corp.	1,690,940	25,093,550	0.19
BlackRock Kelso Capital Corp.[d]	161,799	1,611,518	0.01
Other securities[a]		90,548,718	0.68

		146,220,506	1.10

IRON & STEEL
Other securities[a]		12,531,151	0.09

		12,531,151	0.09

LEISURE TIME
Other securities[a]		75,149,358	0.57

		75,149,358	0.57

LODGING
Other securities[a]		45,053,344	0.34

		45,053,344	0.34

MACHINERY
Nordson Corp.	433,754	29,460,572	0.22
Other securities[a]		142,025,273	1.07

		171,485,845	1.29

MACHINERY – DIVERSIFIED
Other securities[a]		7,338,080	0.06

		7,338,080	0.06

MANUFACTURING
Other securities[a]		272,092,566	2.05

		272,092,566	2.05

MEDIA
Other securities[a]		66,667,528	0.50

		66,667,528	0.50

METAL FABRICATE & HARDWARE
Other securities[a]		102,386,360	0.77

		102,386,360	0.77

MINING
Other securities[a]		121,167,420	0.91

		121,167,420	0.91

Security	Shares	Value	% of Net Assets
MISCELLANEOUS – MANUFACTURING
Other securities[a]		$9,967,110	0.08%

		9,967,110	0.08

OFFICE FURNISHINGS
Other securities[a]		48,036,422	0.36

		48,036,422	0.36

OIL & GAS
Atlas Energy Inc.[b]	871,875	27,132,750	0.20
Other securities[a]		295,211,641	2.23

		322,344,391	2.43

OIL & GAS SERVICES
Other securities[a]		186,234,282	1.41

		186,234,282	1.41

PACKAGING & CONTAINERS
Other securities[a]		33,712,963	0.25

		33,712,963	0.25

PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[b]	796,928	24,130,980	0.18
Salix Pharmaceuticals Ltd.[b]	716,883	26,703,892	0.20
Other securities[a]		366,647,870	2.77

		417,482,742	3.15

REAL ESTATE
Other securities[a]		42,522,540	0.32

		42,522,540	0.32

REAL ESTATE INVESTMENT TRUSTS
CBL & Associates Properties Inc.[c]	1,780,239	24,389,274	0.18
Developers Diversified Realty Corp.	2,650,710	32,259,141	0.24
Highwoods Properties Inc.	914,707	29,023,653	0.22
MFA Financial Inc.	3,619,127	26,636,775	0.20
National Retail Properties Inc.	1,032,115	23,563,185	0.18
Other securities[a]		684,733,067	5.18

		820,605,095	6.20

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
RETAIL
J. Crew Group Inc.[b]	649,248	$29,800,483	0.23%
Tractor Supply Co.[c]	463,399	26,900,312	0.20
Other securities[a]		779,699,767	5.89

		836,400,562	6.32

SAVINGS & LOANS
Other securities[a]		143,901,196	1.09

		143,901,196	1.09

SEMICONDUCTORS
Skyworks Solutions Inc.[b]	2,162,101	33,728,776	0.25
Other securities[a]		379,851,173	2.87

		413,579,949	3.12

SHIPBUILDING
Other securities[a]		1,247,086	0.01

		1,247,086	0.01

SOFTWARE
Informatica Corp.[b]	1,125,231	30,223,705	0.23
Parametric Technology Corp.[b]	1,496,312	27,008,432	0.20
Solera Holdings Inc.	897,605	34,692,433	0.26
Other securities[a]		468,448,372	3.54

		560,372,942	4.23

STORAGE & WAREHOUSING
Other securities[a]		7,095,582	0.05

		7,095,582	0.05

TELECOMMUNICATIONS
Atheros Communications Inc.[b]	869,023	33,639,880	0.25
Polycom Inc.[b,c]	1,082,547	33,104,287	0.25
3Com Corp.[b]	5,003,348	38,475,746	0.29
Other securities[a]		453,592,912	3.43

		558,812,825	4.22

TEXTILES
Other securities[a]		15,568,952	0.12

		15,568,952	0.12

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$11,706,908	0.09%

		11,706,908	0.09

TRANSPORTATION
Other securities[a]		245,357,541	1.85

		245,357,541	1.85

TRUCKING & LEASING
Other securities[a]		21,819,090	0.16

		21,819,090	0.16

WATER
Other securities[a]		49,385,143	0.37

		49,385,143	0.37

TOTAL COMMON STOCKS
(Cost: $16,518,498,989)		13,226,850,757	99.87

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		1	0.00

		1	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		1	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	1,134,295,596	1,134,295,596	8.57
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	205,387,878	205,387,878	1.55

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	7,760,462	$7,760,462	0.06%

		1,347,443,936	10.18

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,347,443,936)		1,347,443,936	10.18

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,865,942,925)		14,574,294,694	110.05

Other Assets, Less Liabilities		(1,330,500,605)	(10.05)

NET ASSETS		$13,243,794,089	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,248,558	0.09%

		3,248,558	0.09

AEROSPACE & DEFENSE
Other securities[a]		34,852,412	1.00

		34,852,412	1.00

AGRICULTURE
Other securities[a]		12,288,592	0.35

		12,288,592	0.35

AIRLINES
UAL Corp.[b,c]	1,121,699	21,929,215	0.63
Other securities[a]		14,789,459	0.42

		36,718,674	1.05

APPAREL
Deckers Outdoor Corp.[b]	93,594	12,915,972	0.37
Warnaco Group Inc. (The)[b]	326,758	15,589,624	0.45
Wolverine World Wide Inc.	350,986	10,234,752	0.29
Other securities[a]		50,434,794	1.44

		89,175,142	2.55

AUDIO/VIDEO PRODUCTS
TiVo Inc.[b]	784,375	13,428,500	0.38

		13,428,500	0.38

AUTO MANUFACTURERS
Other securities[a]		2,992,000	0.09

		2,992,000	0.09

AUTO PARTS & EQUIPMENT
Other securities[a]		18,359,261	0.52

		18,359,261	0.52

BANKS
Other securities[a]		43,237,424	1.24

		43,237,424	1.24

BEVERAGES
Other securities[a]		9,837,492	0.28

		9,837,492	0.28

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Human Genome Sciences Inc.[b]	1,304,686	$39,401,517	1.13%
InterMune Inc.[b,c]	317,527	14,152,178	0.40
Regeneron Pharmaceuticals Inc.[b]	449,841	11,916,288	0.34
Other securities[a]		138,405,777	3.96

		203,875,760	5.83

BUILDING MATERIALS
Other securities[a]		16,512,930	0.47

		16,512,930	0.47

CHEMICALS
Other securities[a]		33,827,601	0.97

		33,827,601	0.97

COAL
Other securities[a]		4,833,319	0.14

		4,833,319	0.14

COMMERCIAL SERVICES
Emergency Medical Services Corp. Class Ab	207,131	11,713,258	0.33
Gartner Inc.[b]	479,636	10,667,105	0.31
Sotheby’sc	438,368	13,628,861	0.39
Towers Watson & Co. Class A	249,198	11,836,905	0.34
Other securities[a]		274,630,657	7.85

		322,476,786	9.22

COMPUTERS
Jack Henry & Associates Inc.	597,995	14,387,760	0.41
Riverbed Technology Inc.[b]	390,618	11,093,551	0.32
Other securities[a]		82,124,567	2.35

		107,605,878	3.08

COSMETICS & PERSONAL CARE
Other securities[a]		1,257,151	0.04

		1,257,151	0.04

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	237,806	11,031,820	0.32
Other securities[a]		29,711,551	0.85

		40,743,371	1.17

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	214,490	$11,528,837	0.33%
Other securities[a]		46,955,780	1.34

		58,484,617	1.67

ELECTRIC
Other securities[a]		3,785,374	0.11

		3,785,374	0.11

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		35,064,973	1.00

		35,064,973	1.00

ELECTRONICS
Woodward Governor Co.	346,438	11,079,087	0.32
Other securities[a]		72,597,506	2.07

		83,676,593	2.39

ENERGY - ALTERNATE SOURCES
Other securities[a]		13,622,397	0.39

		13,622,397	0.39

ENGINEERING & CONSTRUCTION
Other securities[a]		14,979,625	0.43

		14,979,625	0.43

ENTERTAINMENT
Bally Technologies Inc.[b]	388,681	15,757,128	0.45
Other securities[a]		12,508,054	0.36

		28,265,182	0.81

ENVIRONMENTAL CONTROL
Other securities[a]		41,588,431	1.19

		41,588,431	1.19

FOOD
Other securities[a]		59,977,706	1.71

		59,977,706	1.71

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	239,495	10,913,787	0.31
Other securities[a]		10,444,135	0.30

		21,357,922	0.61

GAS
Other securities[a]		3,800,126	0.11

		3,800,126	0.11

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$4,895,386	0.14%

		4,895,386	0.14

HEALTH CARE - PRODUCTS
Haemonetics Corp.[b]	182,896	10,452,506	0.30
Immucor Inc.[b]	502,703	11,255,520	0.32
NuVasive Inc.[b,c]	277,226	12,530,615	0.36
Steris Corp.	417,198	14,042,885	0.40
Thoratec Corp.[b]	402,964	13,479,146	0.39
Other securities[a]		189,977,633	5.43

		251,738,305	7.20

HEALTH CARE - SERVICES
AMERIGROUP Corp.[b]	377,446	12,546,305	0.36
HealthSouth Corp.[b,c]	665,896	12,452,255	0.36
Other securities[a]		63,520,809	1.81

		88,519,369	2.53

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		454,748	0.01

		454,748	0.01

HOME BUILDERS
Other securities[a]		1,501,654	0.04

		1,501,654	0.04

HOME FURNISHINGS
Tempur-Pedic International Inc.[b,c]	534,470	16,119,615	0.46
Other securities[a]		6,018,543	0.17

		22,138,158	0.63

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	334,734	12,632,861	0.36
Tupperware Brands Corp.	446,854	21,547,300	0.62
Other securities[a]		3,292,091	0.09

		37,472,252	1.07

HOUSEWARES
Other securities[a]		4,053,523	0.12

		4,053,523	0.12

INSURANCE
Other securities[a]		19,759,092	0.56

		19,759,092	0.56

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$181,440,695	5.19%

		181,440,695	5.19

INVESTMENT COMPANIES
Other securities[a]		1,085,305	0.03

		1,085,305	0.03

IRON & STEEL
Other securities[a]		277,655	0.01

		277,655	0.01

LEISURE TIME
Polaris Industries Inc.[c]	218,495	11,178,204	0.32
Other securities[a]		7,369,311	0.21

		18,547,515	0.53

LODGING
Other securities[a]		4,563,030	0.13

		4,563,030	0.13

MACHINERY
Other securities[a]		32,435,033	0.93

		32,435,033	0.93

MACHINERY - DIVERSIFIED
Other securities[a]		3,569,300	0.10

		3,569,300	0.10

MANUFACTURING
Other securities[a]		70,506,362	2.02

		70,506,362	2.02

MEDIA
Other securities[a]		17,374,608	0.50

		17,374,608	0.50

METAL FABRICATE & HARDWARE
Other securities[a]		15,757,213	0.45

		15,757,213	0.45

MINING
Other securities[a]		9,825,505	0.28

		9,825,505	0.28

MISCELLANEOUS - MANUFACTURING
Other securities[a]		1,315,859	0.04

		1,315,859	0.04

OFFICE FURNISHINGS
Other securities[a]		20,882,320	0.60

		20,882,320	0.60

Security	Shares	Value	% of Net Assets
OIL & GAS
Other securities[a]		$67,323,350	1.93%

		67,323,350	1.93

OIL & GAS SERVICES
Dril-Quip Inc.[b]	207,474	12,622,718	0.36
World Fuel Services Corp.	420,615	11,205,184	0.32
Other securities[a]		27,073,246	0.78

		50,901,148	1.46

PACKAGING & CONTAINERS
Other securities[a]		8,213,686	0.23

		8,213,686	0.23

PHARMACEUTICALS
Auxilium Pharmaceuticals Inc.[b]	330,051	10,284,389	0.29
Catalyst Health Solutions Inc.[b]	261,677	10,828,194	0.31
Onyx Pharmaceuticals Inc.[b]	440,448	13,336,765	0.38
Salix Pharmaceuticals Ltd.[b]	396,195	14,758,264	0.42
Other securities[a]		153,070,597	4.38

		202,278,209	5.78

REAL ESTATE
Other securities[a]		935,640	0.03

		935,640	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		41,709,877	1.19

		41,709,877	1.19

RETAIL
Cheesecake Factory Inc. (The)[b]	428,803	11,603,409	0.33
J. Crew Group Inc.[b]	358,830	16,470,297	0.47
lululemon athletica inc.[b,c]	290,105	12,039,358	0.34
Nu Skin Enterprises Inc. Class A	352,757	10,265,229	0.29
Tractor Supply Co.[c]	256,119	14,867,708	0.43
Other securities[a]		202,659,365	5.80

		267,905,366	7.66

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$5,227,063	0.15%

		5,227,063	0.15

SEMICONDUCTORS
Skyworks Solutions Inc.[b]	1,194,874	18,640,034	0.53
Other securities[a]		143,110,303	4.10

		161,750,337	4.63

SOFTWARE
Concur Technologies Inc.[b]	283,862	11,641,181	0.33
Informatica Corp.[b]	621,841	16,702,649	0.48
Parametric Technology Corp.[b]	826,940	14,926,267	0.43
Quality Systems Inc.	168,264	10,338,140	0.30
Solera Holdings Inc.	496,072	19,173,183	0.55
VeriFone Holdings Inc.[b]	514,840	10,404,916	0.30
Other securities[a]		174,311,599	4.97

		257,497,935	7.36

STORAGE & WAREHOUSING
Other securities[a]		1,022,836	0.03

		1,022,836	0.03

TELECOMMUNICATIONS
Atheros Communications Inc.[b]	480,249	18,590,439	0.53
3Com Corp.[b]	2,264,632	17,415,020	0.50
Other securities[a]		175,224,282	5.01

		211,229,741	6.04

TEXTILES
Other securities[a]		989,160	0.03

		989,160	0.03

TOYS, GAMES & HOBBIES
Other securities[a]		337,024	0.01

		337,024	0.01

TRANSPORTATION
Other securities[a]		43,861,573	1.25

		43,861,573	1.25

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$115,045	0.00%

		115,045	0.00

WATER
Other securities[a]		3,930,371	0.11

		3,930,371	0.11

TOTAL COMMON STOCKS (Cost: $3,778,134,251)		3,493,215,045	99.89

WARRANTS

ENERGY - ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	316,902,143	316,902,143	9.06
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	57,381,743	57,381,743	1.64
BlockRock Cash Funds: Treasury, SL Agency Shares
0.07%[d,e]	3,088,045	3,088,045	0.09

		377,371,931	10.79

TOTAL SHORT-TERM INVESTMENTS
(Cost: $377,371,931)		377,371,931	10.79

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,155,506,182)		3,870,586,976	110.68

Other Assets, Less Liabilities		(373,580,494)	(10.68)

NET ASSETS		$3,497,006,482	100.00%

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,171,292	0.22%

		9,171,292	0.22

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	354,052	12,321,010	0.29
Moog Inc. Class Ab	354,625	12,560,817	0.30
Other securities[a]		36,594,480	0.88

		61,476,307	1.47

AGRICULTURE
Other securities[a]		16,298,493	0.39

		16,298,493	0.39

AIRLINES
Alaska Air Group Inc.[b]	268,927	11,087,860	0.27
Other securities[a]		29,369,074	0.70

		40,456,934	0.97

APPAREL
Jones Apparel Group Inc.	668,577	12,716,335	0.30
Other securities[a]		47,323,276	1.13

		60,039,611	1.43

AUTO PARTS & EQUIPMENT
Dana Holding Corp.[b]	1,090,422	12,954,213	0.31
Other securities[a]		41,068,706	0.98

		54,022,919	1.29

BANKS
East West Bancorp Inc.	865,132	15,070,599	0.36
FirstMerit Corp.	680,969	14,688,501	0.35
IBERIABANK Corp.	209,599	12,578,036	0.30
Prosperity Bancshares Inc.	360,954	14,799,114	0.35
SVB Financial Group[b]	290,881	13,572,507	0.32
Trustmark Corp.	498,357	12,174,862	0.29
Other securities[a]		374,313,023	8.94

		457,196,642	10.91

BEVERAGES
Other securities[a]		1,021,304	0.02

		1,021,304	0.02

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$20,935,591	0.50%

		20,935,591	0.50

BUILDING MATERIALS
Other securities[a]		32,194,826	0.77

		32,194,826	0.77

CHEMICALS
Solutia Inc.[b]	931,853	15,012,152	0.36
Other securities[a]		114,745,551	2.74

		129,757,703	3.10

COAL
Patriot Coal Corp.[b,c]	578,404	11,834,146	0.28
Other securities[a]		7,386,652	0.18

		19,220,798	0.46

COMMERCIAL SERVICES
Rent-A-Center Inc.[b]	516,897	12,224,614	0.29
Other securities[a]		134,952,355	3.22

		147,176,969	3.51

COMPUTERS
Other securities[a]		72,888,353	1.74

		72,888,353	1.74

COSMETICS & PERSONAL CARE
Other securities[a]		5,946,261	0.14

		5,946,261	0.14

DISTRIBUTION & WHOLESALE
Other securities[a]		28,822,170	0.69

		28,822,170	0.69

DIVERSIFIED FINANCIAL SERVICES
E*TRADE Financial Corp.[b]	12,326,055	20,337,991	0.49
Other securities[a]		69,139,743	1.65

		89,477,734	2.14

ELECTRIC
Cleco Corp.	472,882	12,555,017	0.30
IDACORP Inc.	369,095	12,778,069	0.31
Portland General Electric Co.	588,200	11,358,142	0.27
Other securities[a]		89,859,178	2.14

		126,550,406	3.02

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$48,565,917	1.16%

		48,565,917	1.16

ELECTRONICS
Brady Corp. Class A	374,998	11,669,938	0.28
Other securities[a]		92,362,056	2.20

		104,031,994	2.48

ENERGY - ALTERNATE SOURCES
Other securities[a]		5,005,624	0.12

		5,005,624	0.12

ENGINEERING & CONSTRUCTION
Other securities[a]		37,423,976	0.89

		37,423,976	0.89

ENTERTAINMENT
Other securities[a]		27,504,398	0.66

		27,504,398	0.66

ENVIRONMENTAL CONTROL
Other securities[a]		7,646,858	0.18

		7,646,858	0.18

FOOD
TreeHouse Foods Inc.[b]	272,525	11,955,672	0.29
Other securities[a]		60,055,742	1.43

		72,011,414	1.72

FOREST PRODUCTS & PAPER
Domtar Corp.[b]	325,116	20,940,722	0.50
Other securities[a]		44,455,246	1.06

		65,395,968	1.56

GAS
Nicor Inc.	353,975	14,838,632	0.35
Piedmont Natural Gas Co.	539,626	14,882,885	0.36
WGL Holdings Inc.	392,548	13,601,788	0.32
Other securities[a]		47,194,409	1.13

		90,517,714	2.16

HAND & MACHINE TOOLS
Regal Beloit Corp.	280,392	16,658,089	0.40
Other securities[a]		17,121,393	0.41

		33,779,482	0.81

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Other securities[a]		$34,630,175	0.83%

		34,630,175	0.83

HEALTH CARE - SERVICES
Magellan Health Services Inc.[b]	277,828	12,079,961	0.29
Other securities[a]		66,225,536	1.58

		78,305,497	1.87

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		5,596,504	0.13

		5,596,504	0.13

HOME BUILDERS
Other securities[a]		28,541,216	0.68

		28,541,216	0.68

HOME FURNISHINGS
Other securities[a]		19,287,042	0.46

		19,287,042	0.46

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		30,350,084	0.72

		30,350,084	0.72

INSURANCE
Assured Guaranty Ltd.[c]	843,461	18,530,838	0.44
Conseco Inc.[b]	1,969,265	12,248,828	0.29
Platinum Underwriters Holdings Ltd.	400,547	14,852,283	0.35
ProAssurance Corp.[b]	259,010	15,162,445	0.36
Zenith National Insurance Corp.	292,297	11,200,821	0.27
Other securities[a]		170,850,857	4.08

		242,846,072	5.79

INTERNET
Other securities[a]		53,693,509	1.28

		53,693,509	1.28

INVESTMENT COMPANIES
American Capital Ltd.[b,c]	2,191,293	11,131,768	0.27
Apollo Investment Corp.	1,379,524	17,561,341	0.42
Ares Capital Corp.[c]	1,025,140	15,213,078	0.36

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
BlackRock Kelso Capital Corp.[c,d]	95,140	$947,594	0.02%
Other securities[a]		42,438,664	1.01

		87,292,445	2.08

IRON & STEEL
Other securities[a]		7,328,796	0.17

		7,328,796	0.17

LEISURE TIME
Other securities[a]		25,243,430	0.60

		25,243,430	0.60

LODGING
Other securities[a]		22,330,932	0.53

		22,330,932	0.53

MACHINERY
Nordson Corp.	174,101	11,824,940	0.28
Other securities[a]		56,615,918	1.35

		68,440,858	1.63

MACHINERY - DIVERSIFIED
Other securities[a]		546,840	0.01

		546,840	0.01

MANUFACTURING
Eastman Kodak Co.[b,c]	2,099,653	12,156,991	0.29
Other securities[a]		75,480,040	1.80

		87,637,031	2.09

MEDIA
Other securities[a]		21,432,915	0.51

		21,432,915	0.51

METAL FABRICATE & HARDWARE
Other securities[a]		44,801,289	1.07

		44,801,289	1.07

MINING
Other securities[a]		62,632,020	1.49

		62,632,020	1.49

MISCELLANEOUS - MANUFACTURING
Other securities[a]		4,616,131	0.11

		4,616,131	0.11

OFFICE FURNISHINGS
Other securities[a]		6,158,945	0.15

		6,158,945	0.15

Security	Shares	Value	% of Net Assets
OIL & GAS
Berry Petroleum Co. Class A	396,463	$11,164,398	0.27%
Other securities[a]		110,483,695	2.63

		121,648,093	2.90

OIL & GAS SERVICES
Other securities[a]		57,244,183	1.37

		57,244,183	1.37

PACKAGING & CONTAINERS
Other securities[a]		11,417,748	0.27

		11,417,748	0.27

PHARMACEUTICALS
Other securities[a]		31,498,429	0.75

		31,498,429	0.75

REAL ESTATE
Other securities[a]		24,673,417	0.59

		24,673,417	0.59

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.	408,521	11,299,691	0.27
BioMed Realty Trust Inc.	767,481	12,694,136	0.30
CBL & Associates Properties Inc.[c]	1,079,274	14,786,054	0.35
Developers Diversified Realty Corp.	1,607,034	19,557,604	0.47
Entertainment Properties Trust	328,938	13,529,220	0.32
Highwoods Properties Inc.	554,558	17,596,125	0.42
Home Properties Inc.	271,310	12,697,308	0.30
LaSalle Hotel Properties	497,571	11,593,404	0.28
MFA Financial Inc.	2,194,167	16,149,069	0.39
National Retail Properties Inc.	625,715	14,285,073	0.34
Washington Real Estate Investment Trust	405,422	12,385,642	0.30
Other securities[a]		294,623,426	7.03

		451,196,752	10.77

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
RETAIL
Other securities[a]		$212,969,052	5.08%

		212,969,052	5.08
SAVINGS & LOANS
Other securities[a]		81,266,659	1.94

		81,266,659	1.94
SEMICONDUCTORS
Other securities[a]		73,167,395	1.75

		73,167,395	1.75
SHIPBUILDING
Other securities[a]		751,590	0.02

		751,590	0.02
SOFTWARE
Other securities[a]		57,667,319	1.38

		57,667,319	1.38
STORAGE & WAREHOUSING
Other securities[a]		3,205,346	0.08

		3,205,346	0.08
TELECOMMUNICATIONS
Polycom Inc.[b]	396,421	12,122,554	0.29
Other securities[a]		95,270,789	2.27

		107,393,343	2.56
TEXTILES
Other securities[a]		8,359,642	0.20

		8,359,642	0.20
TOYS, GAMES & HOBBIES
Other securities[a]		6,767,839	0.16

		6,767,839	0.16
TRANSPORTATION
Nordic American Tanker Shipping Ltd.[c]	367,178	11,114,478	0.27
Other securities[a]		89,671,567	2.13

		100,786,045	2.40
TRUCKING & LEASING
Other securities[a]		13,033,189	0.31

		13,033,189	0.31

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$25,517,165	0.61%

		25,517,165	0.61

TOTAL COMMON STOCKS (Cost: $4,542,569,253)		4,184,812,595	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	262,832,852	262,832,852	6.27
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	47,591,371	47,591,371	1.14
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	2,022,210	2,022,210	0.05

		312,446,433	7.46

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,446,433)		312,446,433	7.46

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,855,015,686)		4,497,259,028	107.31

Other Assets, Less Liabilities		(306,332,006)	(7.31)

NET ASSETS		$4,190,927,022	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares Russell
	Top 200 Index Fund	Top 200 Growth Index Fund	Top 200 Value Index Fund	1000 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,274,964	$153,057,549	$146,293,310	$6,071,609,550
Affiliated issuers (Note 2)	33,187	370,723	1,442,466	98,957,520

Total cost of investments	$6,308,151	$153,428,272	$147,735,776	$6,170,567,070

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,780,218	$155,132,923	$147,744,575	$5,352,153,141
Affiliated issuers (Note 2)	37,111	367,957	1,455,852	98,336,463

Total fair value of investments	6,817,329	155,500,880	149,200,427	5,450,489,604
Receivables:
Investment securities sold	14,074	149,006	332,490	8,369,719
Dividends and interest	8,936	64,544	90,712	6,873,595
Capital shares sold	–	4,255	–	57,566

Total Assets	6,840,339	155,718,685	149,623,629	5,465,790,484

LIABILITIES
Payables:
Investment securities purchased	19,064	338,806	395,041	9,854,639
Collateral for securities on loan (Note 5)	–	–	–	76,527,727
Investment advisory fees (Note 2)	857	9,525	8,767	668,587

Total Liabilities	19,921	348,331	403,808	87,050,953

NET ASSETS	$6,820,418	$155,370,354	$149,219,821	$5,378,739,531

Net assets consist of:
Paid-in capital	$6,311,201	$153,278,978	$147,718,580	$6,515,778,691
Undistributed net investment income	2,838	29,435	62,714	1,786,339
Accumulated net realized loss	(2,799)	(10,667)	(26,124)	(418,748,033)
Net unrealized appreciation (depreciation)	509,178	2,072,608	1,464,651	(720,077,466)

NET ASSETS	$6,820,418	$155,370,354	$149,219,821	$5,378,739,531

Shares outstanding[b]	250,000	5,600,000	5,550,000	83,300,000

Net asset value per share	$27.28	$27.74	$26.89	$64.57

[a]	Securities on loan with values of $—, $—, $— and $73,902,311, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares Russell
	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$11,160,855,605	$9,916,621,467	$16,516,812,266	$3,778,134,251
Affiliated issuers (Note 2)	293,830,568	261,944,337	1,349,130,659	377,371,931

Total cost of investments	$11,454,686,173	$10,178,565,804	$17,865,942,925	$4,155,506,182

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$11,382,464,700	$9,190,098,459	$13,225,239,240	$3,493,215,045
Affiliated issuers (Note 2)	294,372,050	260,719,812	1,349,055,454	377,371,931

Total fair value of investments	11,676,836,750	9,450,818,271	14,574,294,694	3,870,586,976
Cash	–	–	–	35,699
Receivables:
Investment securities sold	5,901,252	27,393,444	99,599,371	16,790,964
Due from custodian (Note 4)	–	–	32,593	13,042
Dividends and interest	13,935,620	12,779,014	16,032,006	2,283,813
Capital shares sold	71,222	–	427,772	–

Total Assets	11,696,744,844	9,490,990,729	14,690,386,436	3,889,710,494

LIABILITIES
Payables:
Investment securities purchased	10,004,950	28,883,696	101,714,222	17,560,242
Collateral for securities on loan (Note 5)	280,583,874	197,155,785	1,339,683,474	374,283,886
Capital shares redeemed	128,392	233,526	2,852,455	130,548
Investment advisory fees (Note 2)	1,923,081	1,558,766	2,342,196	729,336

Total Liabilities	292,640,297	227,831,773	1,446,592,347	392,704,012

NET ASSETS	$11,404,104,547	$9,263,158,956	$13,243,794,089	$3,497,006,482

Net assets consist of:
Paid-in capital	$13,696,172,793	$11,890,384,200	$18,332,414,632	$4,867,052,087
Undistributed (distributions in excess of) net investment income	3,650,122	3,013,151	(11,114)	–
Accumulated net realized loss	(2,517,868,945)	(1,902,490,862)	(1,796,961,198)	(1,085,126,399)
Net unrealized appreciation (depreciation)	222,150,577	(727,747,533)	(3,291,648,231)	(284,919,206)

NET ASSETS	$11,404,104,547	$9,263,158,956	$13,243,794,089	$3,497,006,482

Shares outstanding[b]	219,400,000	151,700,000	195,200,000	47,700,000

Net asset value per share	$51.98	$61.06	$67.85	$73.31

[a]	Securities on loan with values of $272,268,525, $189,881,426, $1,279,665,787 and $353,779,681, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

iShares Russell 2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,541,533,150
Affiliated issuers (Note 2)	313,482,536

Total cost of investments	$4,855,015,686

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,183,865,001
Affiliated issuers (Note 2)	313,394,027

Total fair value of investments	4,497,259,028
Receivables:
Investment securities sold	41,381,982
Dividends and interest	6,981,704

Total Assets	4,545,622,714

LIABILITIES
Payables:
Investment securities purchased	42,902,669
Collateral for securities on loan (Note 5)	310,424,223
Capital shares redeemed	496,173
Investment advisory fees (Note 2)	872,627

Total Liabilities	354,695,692

NET ASSETS	$4,190,927,022

Net assets consist of:
Paid-in capital	$5,421,952,199
Distributions in excess of net investment income	(390,217)
Accumulated net realized loss	(872,878,302)
Net unrealized depreciation	(357,756,658)

NET ASSETS	$4,190,927,022

Shares outstanding[b]	65,650,000

Net asset value per share	$63.84

[a]	Securities on loan with value of $295,739,498. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares Russell
	Top 200 Index Fund[a]	Top 200 Growth Index Fund[a]	Top 200 Value Index Fund[a]	1000 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$61,602	$163,304	$193,773	$98,857,698
Dividends from affiliated issuers (Note 2)	55	81	193	35,640
Interest from affiliated issuers (Note 2)	3	9	8	5,701
Securities lending income from affiliated issuers (Note 2)	–	–	–	1,944,227

Total investment income	61,660	163,394	193,974	100,843,266

EXPENSES
Investment advisory fees (Note 2)	4,251	17,479	14,866	7,155,870

Total expenses	4,251	17,479	14,866	7,155,870

Net investment income	57,409	145,915	179,108	93,687,396

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,467)	(10,698)	(28,263)	(239,299,732)
Investments in affiliated issuers (Note 2)	608	31	1,884	82,834
In-kind redemptions	106,608	119,878	109,856	252,049,018

Net realized gain	103,749	109,211	83,477	12,832,120

Net change in unrealized appreciation (depreciation)	509,178	2,072,608	1,464,651	1,801,178,773

Net realized and unrealized gain	612,927	2,181,819	1,548,128	1,814,010,893

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$670,336	$2,327,734	$1,727,236	$1,907,698,289

[a]	For the period from September 22, 2009 (commencement of operations) to March 31, 2010.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares Russell
	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$176,917,156	$196,711,198	$150,789,178	$20,750,990
Dividends from affiliated issuers (Note 2)	21,101	107,403	115,797	–
Interest from affiliated issuers (Note 2)	10,949	8,933	10,854	3,333
Securities lending income from affiliated issuers (Note 2)	1,303,860	5,982,350	17,502,126	6,321,271

Total investment income	178,253,066	202,809,884	168,417,955	27,075,594

EXPENSES
Investment advisory fees (Note 2)	20,617,195	16,052,539	22,682,707	7,510,762

Total expenses	20,617,195	16,052,539	22,682,707	7,510,762

Net investment income	157,635,871	186,757,345	145,735,248	19,564,832

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,515,825,706)	(1,146,044,593)	(1,784,962,182)	(706,548,109)
Investments in affiliated issuers (Note 2)	139,494	544,962	72,287	–
In-kind redemptions	302,778,570	182,103,618	2,221,947,030	318,842,258
Foreign currency transactions	–	–	2,580	–

Net realized gain (loss)	(1,212,907,642)	(963,396,013)	437,059,715	(387,705,851)

Net change in unrealized appreciation (depreciation)	5,034,514,105	4,019,055,320	4,375,976,963	1,673,437,565

Net realized and unrealized gain	3,821,606,463	3,055,659,307	4,813,036,678	1,285,731,714

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,979,242,334	$3,242,416,652	$4,958,771,926	$1,305,296,546

[a]	Net of foreign withholding tax of $–, $–, $11,207 and $–, respectively.

See notes to financial statements.

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

iShares Russell 2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$65,947,536
Dividends from affiliated issuers (Note 2)	61,900
Interest from affiliated issuers (Note 2)	3,825
Securities lending income from affiliated issuers (Note 2)	3,541,422

Total investment income	69,554,683

EXPENSES
Investment advisory fees (Note 2)	8,518,817

Total expenses	8,518,817

Net investment income	61,035,866

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(726,972,022)
Investments in affiliated issuers (Note 2)	(67,566)
In-kind redemptions	186,653,104
Foreign currency transactions	1,410

Net realized loss	(540,385,074)

Net change in unrealized appreciation (depreciation)	2,081,641,184

Net realized and unrealized gain	1,541,256,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,602,291,976

[a]	Net of foreign withholding tax of $7,113.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund
	Period from September 22, 2009[a] to March 31, 2010	Period from September 22, 2009[a] to March 31, 2010

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$57,409	$145,915
Net realized gain	103,749	109,211
Net change in unrealized appreciation (depreciation)	509,178	2,072,608

Net increase in net assets resulting from operations	670,336	2,327,734

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(54,571)	(116,480)

Total distributions to shareholders	(54,571)	(116,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,515,352	154,494,678
Cost of shares redeemed	(1,310,699)	(1,335,578)

Net increase in net assets from capital share transactions	6,204,653	153,159,100

INCREASE IN NET ASSETS	6,820,418	155,370,354

NET ASSETS
Beginning of period	–	–

End of period	$6,820,418	$155,370,354

Undistributed net investment income included in net assets at end of period	$2,838	$29,435

SHARES ISSUED AND REDEEMED
Shares sold	300,000	5,650,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	250,000	5,600,000

[a]	Commencement of operations.

See notes to financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund	iShares Russell 1000 Index Fund
	Period from September 22, 2009[a] to March 31, 2010	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$179,108	$93,687,396	$97,207,867
Net realized gain (loss)	83,477	12,832,120	(121,536,067)
Net change in unrealized appreciation (depreciation)	1,464,651	1,801,178,773	(1,926,447,107)

Net increase (decrease) in net assets resulting from operations	1,727,236	1,907,698,289	(1,950,775,307)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(116,394)	(92,705,711)	(96,745,227)

Total distributions to shareholders	(116,394)	(92,705,711)	(96,745,227)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,936,642	1,416,701,258	8,337,963,152
Cost of shares redeemed	(1,327,663)	(1,753,222,717)	(6,100,567,596)

Net increase (decrease) in net assets from capital share transactions	147,608,979	(336,521,459)	2,237,395,556

INCREASE IN NET ASSETS	149,219,821	1,478,471,119	189,875,022

NET ASSETS
Beginning of period	–	3,900,268,412	3,710,393,390

End of period	$149,219,821	$5,378,739,531	$3,900,268,412

Undistributed net investment income included in net assets at end of period	$62,714	$1,786,339	$821,832

SHARES ISSUED AND REDEEMED
Shares sold	5,600,000	24,650,000	143,800,000
Shares redeemed	(50,000)	(31,050,000)	(105,650,000)

Net increase (decrease) in shares outstanding	5,550,000	(6,400,000)	38,150,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$157,635,871	$158,603,032	$186,757,345	$246,818,181
Net realized loss	(1,212,907,642)	(496,499,240)	(963,396,013)	(720,207,473)
Net change in unrealized appreciation (depreciation)	5,034,514,105	(4,231,138,611)	4,019,055,320	(3,623,617,635)

Net increase (decrease) in net assets resulting from operations	3,979,242,334	(4,569,034,819)	3,242,416,652	(4,097,006,927)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(156,680,638)	(156,677,524)	(183,744,194)	(248,795,837)

Total distributions to shareholders	(156,680,638)	(156,677,524)	(183,744,194)	(248,795,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,544,296,872	4,230,781,129	1,187,274,750	5,587,876,122
Cost of shares redeemed	(2,388,709,893)	(3,936,966,256)	(1,147,477,914)	(3,405,016,083)

Net increase (decrease) in net assets from capital share transactions	(844,413,021)	293,814,873	39,796,836	2,182,860,039

INCREASE (DECREASE) IN NET ASSETS	2,978,148,675	(4,431,897,470)	3,098,469,294	(2,162,942,725)

NET ASSETS
Beginning of year	8,425,955,872	12,857,853,342	6,164,689,662	8,327,632,387

End of year	$11,404,104,547	$8,425,955,872	$9,263,158,956	$6,164,689,662

Undistributed net investment income included in net assets at end of year	$3,650,122	$2,701,065	$3,013,151	$115,739

SHARES ISSUED AND REDEEMED
Shares sold	33,050,000	99,400,000	22,100,000	102,650,000
Shares redeemed	(52,300,000)	(96,400,000)	(21,700,000)	(65,450,000)

Net increase (decrease) in shares outstanding	(19,250,000)	3,000,000	400,000	37,200,000

See notes to financial statements.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$145,735,248	$167,974,502	$19,564,832	$22,514,431
Net realized gain (loss)	437,059,715	(1,530,317,323)	(387,705,851)	(303,977,393)
Net change in unrealized appreciation (depreciation)	4,375,976,963	(4,680,960,172)	1,673,437,565	(1,041,053,365)

Net increase (decrease) in net assets resulting from operations	4,958,771,926	(6,043,302,993)	1,305,296,546	(1,322,516,327)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(149,984,367)	(173,678,669)	(20,434,954)	(23,489,601)

Total distributions to shareholders	(149,984,367)	(173,678,669)	(20,434,954)	(23,489,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,090,328,639	109,160,602,998	2,242,488,696	3,281,832,238
Cost of shares redeemed	(59,491,025,356)	(105,439,396,844)	(2,187,715,110)	(2,416,949,113)

Net increase in net assets from capital share transactions	599,303,283	3,721,206,154	54,773,586	864,883,125

INCREASE (DECREASE) IN NET ASSETS	5,408,090,842	(2,495,775,508)	1,339,635,178	(481,122,803)

NET ASSETS
Beginning of year	7,835,703,247	10,331,478,755	2,157,371,304	2,638,494,107

End of year	$13,243,794,089	$7,835,703,247	$3,497,006,482	$2,157,371,304

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(11,114)	$–	$–	$413,241

SHARES ISSUED AND REDEEMED
Shares sold	1,042,200,000	1,757,650,000	35,000,000	49,350,000
Shares redeemed	(1,032,450,000)	(1,722,850,000)	(34,150,000)	(38,700,000)

Net increase in shares outstanding	9,750,000	34,800,000	850,000	10,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,035,866	$77,360,748
Net realized loss	(540,385,074)	(233,702,968)
Net change in unrealized appreciation (depreciation)	2,081,641,184	(1,404,013,539)

Net increase (decrease) in net assets resulting from operations	1,602,291,976	(1,560,355,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,088,990)	(80,480,688)

Total distributions to shareholders	(63,088,990)	(80,480,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,441,797,859	2,683,370,883
Cost of shares redeemed	(1,346,705,068)	(1,809,315,235)

Net increase in net assets from capital share transactions	95,092,791	874,055,648

INCREASE (DECREASE) IN NET ASSETS	1,634,295,777	(766,780,799)

NET ASSETS
Beginning of year	2,556,631,245	3,323,412,044

End of year	$4,190,927,022	$2,556,631,245

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(390,217)	$236,108

SHARES ISSUED AND REDEEMED
Shares sold	25,900,000	47,300,000
Shares redeemed	(25,000,000)	(32,850,000)

Net increase in shares outstanding	900,000	14,450,000

See notes to financial statements.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Index Fund
Period from Sep. 22, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$25.16

Income from investment operations:
Net investment income[b]	0.27
Net realized and unrealized gain	2.10

Total from investment operations	2.37

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$27.28

Total return	9.44%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,820
Ratio of expenses to average net assets[d]	0.15%
Ratio of net investment income to average net assets[d]	2.03%
Portfolio turnover rate[e]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Growth Index Fund
Period from Sep. 22, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$25.07

Income from investment operations:
Net investment income[b]	0.23
Net realized and unrealized gain	2.62

Total from investment operations	2.85

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$27.74

Total return	11.40%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,370
Ratio of expenses to average net assets[d]	0.20%
Ratio of net investment income to average net assets[d]	1.67%
Portfolio turnover rate[e]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell Top 200 Value Index Fund
Period from Sep. 22, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$25.24

Income from investment operations:
Net investment income[b]	0.33
Net realized and unrealized gain	1.55

Total from investment operations	1.88

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$26.89

Total return	7.48%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,220
Ratio of expenses to average net assets[d]	0.20%
Ratio of net investment income to average net assets[d]	2.41%
Portfolio turnover rate[e]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$43.48	$71.98	$77.44	$70.54	$63.41

Income from investment operations:
Net investment income	1.10 [a]	1.33 [a]	1.38 [a]	1.29 [a]	1.14
Net realized and unrealized gain (loss)	21.08	(28.60)	(5.51)	6.87	7.09

Total from investment operations	22.18	(27.27)	(4.13)	8.16	8.23

Less distributions from:
Net investment income	(1.09)	(1.23)	(1.33)	(1.26)	(1.10)

Total distributions	(1.09)	(1.23)	(1.33)	(1.26)	(1.10)

Net asset value, end of year	$64.57	$43.48	$71.98	$77.44	$70.54

Total return	51.34%	(38.21)%	(5.47)%	11.67%	13.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,378,740	$3,900,268	$3,710,393	$3,221,637	$2,535,748
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.96%	2.38%	1.74%	1.76%	1.72%
Portfolio turnover rate[b]	6%	8%	8%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$35.31	$54.56	$55.59	$52.55	$46.93

Income from investment operations:
Net investment income	0.69 [a]	0.64 [a]	0.59 [a]	0.58 [a]	0.44
Net realized and unrealized gain (loss)	16.67	(19.27)	(1.05)	2.99	5.61

Total from investment operations	17.36	(18.63)	(0.46)	3.57	6.05

Less distributions from:
Net investment income	(0.69)	(0.62)	(0.57)	(0.53)	(0.43)

Total distributions	(0.69)	(0.62)	(0.57)	(0.53)	(0.43)

Net asset value, end of year	$51.98	$35.31	$54.56	$55.59	$52.55

Total return	49.42%	(34.32)%	(0.91)%	6.84%	12.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,404,105	$8,425,956	$12,857,853	$8,496,708	$5,854,065
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.53%	1.41%	1.00%	1.10%	0.96%
Portfolio turnover rate[b]	19%	22%	16%	15%	18%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$40.74	$72.99	$83.15	$72.90	$65.91

Income from investment operations:
Net investment income	1.24 [a]	1.80 [a]	1.99 [a]	1.83 [a]	1.59
Net realized and unrealized gain (loss)	20.30	(32.31)	(10.19)	10.17	6.97

Total from investment operations	21.54	(30.51)	(8.20)	12.00	8.56

Less distributions from:
Net investment income	(1.22)	(1.74)	(1.96)	(1.73)	(1.55)
Return of capital	–	–	–	(0.02)	(0.02)

Total distributions	(1.22)	(1.74)	(1.96)	(1.75)	(1.57)

Net asset value, end of year	$61.06	$40.74	$72.99	$83.15	$72.90

Total return	53.28%	(42.35)%	(10.09)%	16.63%	13.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,263,159	$6,164,690	$8,327,632	$9,516,058	$6,094,275
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.33%	3.16%	2.41%	2.34%	2.38%
Portfolio turnover rate[b]	24%	22%	14%	14%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$42.25	$68.58	$79.47	$75.98	$61.14

Income from investment operations:
Net investment income	0.74 [a]	0.96 [a]	0.94 [a]	0.80 [a]	0.81
Net realized and unrealized gain (loss)	25.61	(26.38)	(11.10)	3.51	14.80

Total from investment operations	26.35	(25.42)	(10.16)	4.31	15.61

Less distributions from:
Net investment income	(0.75)	(0.91)	(0.72)	(0.74)	(0.72)
Return of capital	–	–	(0.01)	(0.08)	(0.05)

Total distributions	(0.75)	(0.91)	(0.73)	(0.82)	(0.77)

Net asset value, end of year	$67.85	$42.25	$68.58	$79.47	$75.98

Total return	62.62%	(37.33)%	(12.89)%	5.73%	25.69%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,243,794	$7,835,703	$10,331,479	$8,049,901	$9,208,722
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.28%	1.68%	1.21%	1.07%	1.19%
Portfolio turnover rate[b]	22%	21%	11%	25%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$46.05	$72.89	$80.63	$79.83	$62.76

Income from investment operations:
Net investment income	0.41 [a]	0.51 [a]	0.51 [a]	0.26 [a]	0.30
Net realized and unrealized gain (loss)	27.27	(26.84)	(7.73)	0.83	17.04

Total from investment operations	27.68	(26.33)	(7.22)	1.09	17.34

Less distributions from:
Net investment income	(0.42)	(0.51)	(0.48)	(0.29)	(0.27)
Return of capital	–	–	(0.04)	–	–

Total distributions	(0.42)	(0.51)	(0.52)	(0.29)	(0.27)

Net asset value, end of year	$73.31	$46.05	$72.89	$80.63	$79.83

Total return	60.21%	(36.24)%	(9.03)%	1.38%	27.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,497,006	$2,157,371	$2,638,494	$3,051,673	$2,710,170
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.65%	0.83%	0.62%	0.34%	0.45%
Portfolio turnover rate[b]	36%	47%	32%	43%	38%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$39.48	$66.07	$80.91	$74.72	$61.48

Income from investment operations:
Net investment income	0.96 [a]	1.31 [a]	1.34 [a]	1.24 [a]	1.15
Net realized and unrealized gain (loss)	24.40	(26.58)	(14.89)	6.22	13.18

Total from investment operations	25.36	(25.27)	(13.55)	7.46	14.33

Less distributions from:
Net investment income	(1.00)	(1.32)	(1.29)	(1.27)	(1.02)
Return of capital	–	–	–	–	(0.07)

Total distributions	(1.00)	(1.32)	(1.29)	(1.27)	(1.09)

Net asset value, end of year	$63.84	$39.48	$66.07	$80.91	$74.72

Total return	64.65%	(38.70)%	(16.94)%	10.11%	23.51%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,190,927	$2,556,631	$3,323,412	$4,486,545	$3,504,212
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.79%	2.39%	1.77%	1.63%	1.80%
Portfolio turnover rate[b]	38%	32%	28%	36%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares Russell Top 200, iShares Russell Top 200 Growth and iShares Russell Top 200 Value Index Funds commenced operations on September 22, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value and iShares Russell 1000 Growth Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follow:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell Top 200	$ 2,838	$507,020	$(641)	$509,217
Russell Top 200 Growth	29,435	2,067,113	(5,172)	2,091,376
Russell Top 200 Value	62,714	1,444,315	(5,788)	1,501,241
Russell 1000	1,766,865	(856,173,818)	(282,632,207)	(1,137,039,160)
Russell 1000 Growth	3,633,730	112,072,652	(2,407,774,628)	(2,292,068,246)
Russell 1000 Value	3,013,151	(1,186,781,675)	(1,443,456,720)	(2,627,225,244)
Russell 2000	–	(3,463,623,604)	(1,624,996,939)	(5,088,620,543)
Russell 2000 Growth	–	(353,764,187)	(1,016,281,418)	(1,370,045,605)
Russell 2000 Value	–	(509,506,782)	(721,518,395)	(1,231,025,177)

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

From November 1, 2009 to March 31, 2010, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell Top 200	$641
Russell Top 200 Growth	5,172
Russell Top 200 Value	5,788
Russell 1000	7,079,688

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 1000 Growth	$649,798
Russell 1000 Value	5,012,870
Russell 2000	17,099,541
Russell 2000 Value	8,184,592

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Russell 1000	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$56,902,659	$198,974,722	$275,552,519
Russell 1000 Growth	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	659,755,548	1,537,593,620	2,407,124,830
Russell 1000 Value	–	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	1,093,415,117	1,438,443,850
Russell 2000	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	1,607,897,398
Russell 2000 Growth	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	593,780,883	1,016,281,418
Russell 2000 Value	–	–	–	11,905,952	–	10,549,418	119,082,747	571,795,686	713,333,803

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$6,310,309	$ 552,419	$ (45,399)	$ 507,020
Russell Top 200 Growth	153,433,767	2,513,170	(446,057)	2,067,113
Russell Top 200 Value	147,756,112	2,180,128	(735,813)	1,444,315
Russell 1000	6,306,663,422	45,999,142	(902,172,960)	(856,173,818)
Russell 1000 Growth	11,564,764,098	911,167,692	(799,095,040)	112,072,652
Russell 1000 Value	10,637,599,946	317,800,884	(1,504,582,559)	(1,186,781,675)
Russell 2000	18,037,918,298	2,903,694	(3,466,527,298)	(3,463,623,604)
Russell 2000 Growth	4,224,351,163	241,031,770	(594,795,957)	(353,764,187)
Russell 2000 Value	5,006,765,810	252,743,967	(762,250,749)	(509,506,782)

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$1,844,774
Russell 1000 Growth	1,125,444
Russell 1000 Value	5,726,189
Russell 2000	13,553,951
Russell 2000 Growth	4,745,555
Russell 2000 Value	2,923,248

Cross trades for the year ended March 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the period December 1, 2009 to March 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell Top 200
BlackRock Inc.	18	15	7	26	$5,662	$25	$9

PNC Financial Services Group Inc. (The)	381	125	82	424	25,313	30	599

					$30,975	$55	$608

Russell Top 200 Growth
BlackRock Inc.	9	430	2	437	$95,161	$81	$31

Russell Top 200 Value
BlackRock Inc.	14	770	7	777	$169,200	$147	$208

PNC Financial Services Group Inc. (The)	459	18,579	158	18,880	1,127,136	46	1,676

					$1,296,336	$193	$1,884

Russell 1000
BlackRock Inc.	9,331	6,187	786	14,732	$3,208,040	$14,489	$72,881

PNC Financial Services Group Inc. (The)	212,836	40,044	14,174	238,706	14,250,748	21,151	9,953

					$17,458,788	$35,640	$82,834

Russell 1000 Growth
BlackRock Inc.	13,652	9,111	1,762	21,001	$4,573,178	$21,101	$139,494

Russell 1000 Value
BlackRock Inc.	21,524	14,813	2,884	33,453	$7,284,725	$33,876	$141,366

PNC Financial Services Group Inc. (The)	738,280	140,513	55,874	822,919	49,128,264	73,527	403,596

					$56,412,989	$107,403	$544,962

Russell 2000
BlackRock Kelso Capital Corp.	154,068	366,051	358,320	161,799	$1,611,518	$115,797	$72,287

Russell 2000 Value
BlackRock Kelso Capital Corp.	92,975	27,239	25,074	95,140	$947,594	$61,900	$(67,566)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$154,734	$103,653
Russell Top 200 Growth	512,070	291,458
Russell Top 200 Value	824,744	581,377
Russell 1000	329,880,382	273,549,731
Russell 1000 Growth	2,049,507,226	1,977,187,349
Russell 1000 Value	2,038,019,751	1,905,466,827
Russell 2000	2,524,408,396	2,407,507,309
Russell 2000 Growth	1,094,651,913	1,052,782,854
Russell 2000 Value	1,291,590,501	1,268,948,025

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$7,501,262	$1,301,065
Russell Top 200 Growth	154,185,453	1,331,318
Russell Top 200 Value	148,778,837	1,323,830
Russell 1000	1,411,537,640	1,747,260,406
Russell 1000 Growth	1,539,684,613	2,381,668,328
Russell 1000 Value	1,180,486,457	1,141,157,046
Russell 2000	59,559,834,649	58,963,897,809
Russell 2000 Growth	2,232,786,412	2,178,344,519
Russell 2000 Value	1,421,156,591	1,327,462,477

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell Top 200 Index, iShares Russell Top 200 Growth Index, iShares Russell Top 200 Value Index, iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds (the “Funds”), at March 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell Top 200	100.00%

Russell Top 200 Growth	100.00

Russell Top 200 Value	100.00

Russell 1000	99.47

Russell 1000 Growth	100.00

iShares Index Fund	Dividends- Received Deduction

Russell 1000 Value	96.56%

Russell 2000	49.87

Russell 2000 Growth	82.14

Russell 2000 Value	60.30

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income

Russell Top 200	$54,571

Russell Top 200 Growth	116,480

Russell Top 200 Value	116,394

Russell 1000	92,705,711

Russell 1000 Growth	156,680,638

iShares Index Fund	Qualified Dividend Income

Russell 1000 Value	$183,061,965

Russell 2000	96,290,853

Russell 2000 Growth	17,476,372

Russell 2000 Value	43,778,850

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Russell 1000	$1.08329	$ –	$0.00984	$1.09313	99%	–%	1%	100%

Russell 1000 Growth	$0.69011	$ –	$0.00410	$0.69421	99%	–%	1%	100%

Russell 1000 Value	$1.20391	$ –	$0.01338	$1.21729	99%	–%	1%	100%

Russell 2000	$0.71079	$ –	$0.04023	$0.75102	95%	–%	5%	100%

Russell 2000 Growth	$0.40715	$ –	$0.01387	$0.42102	97%	–%	3%	100%

Russell 2000 Value	$0.95220	$ –	$0.04858	$1.00078	95%	–%	5%	100%

TAX INFORMATION	85

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 Index Fund

Period Covered: October 1, 2009 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	1.60%
Between 0.5% and –0.5%	123	98.40

	125	100.00%

iShares Russell Top 200 Growth Index Fund

Period Covered: October 1, 2009 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.80%
Between 0.5% and –0.5%	124	99.20

	125	100.00%

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Top 200 Value Index Fund

Period Covered: October 1, 2009 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.80%
Between 0.5% and –0.5%	124	99.20

	125	100.00%

iShares Russell 1000 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.47
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,319	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,300	98.56
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,296	98.24
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,319	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,293	98.00
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,319	100.00%

88	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,292	97.93
Less than –0.5% and Greater than –1.0%	10	0.76
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,319	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	12	0.91
Between 0.5% and –0.5%	1,281	97.10
Less than –0.5% and Greater than –1.0%	12	0.91
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,319	100.00%

Supplemental Information	89

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

90	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-AdviserHedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parent giving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

92	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	93

Notes:

94	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	95

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

96	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFEValue	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	97

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua”is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

98	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-35-0310

iShares®

BLACKROCK

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

MARCH 31, 2010

» *Would you prefer to receive materials like this electronically?*
See inside back cover for details.

iShares Russell 3000 Index Fund | IWV | NYSE Arca
iShares Russell 3000 Growth Index Fund | IWZ | NYSE Arca
iShares Russell 3000 Value Index Fund | IWW | NYSE Arca
iShares Russell Microcap Index Fund | IWC | NYSE Arca
iShares Russell Midcap Index Fund | IWR | NYSE Arca
iShares Russell Midcap Growth Index Fund | IWP | NYSE Arca
iShares Russell Midcap Value Index Fund | IWS | NYSE Arca

iShares®

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2010

				Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	52.12%	52.83%	52.44%	2.28%	2.28%	2.39%	0.58%	0.58%	0.74%
Russell 3000 Growth	50.11%	50.77%	50.50%	3.25%	3.26%	3.46%	(4.03)%	(4.02)%	(3.82)%
Russell 3000 Value	54.07%	54.69%	54.46%	1.02%	1.03%	1.18%	3.65%	3.65%	3.86%

				Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	52.12%	52.83%	52.44%	11.94%	11.95%	12.54%	5.90%	5.86%	7.54%
Russell 3000 Growth	50.11%	50.77%	50.50%	17.33%	17.43%	18.54%	(32.84)%	(32.83)%	(31.42)%
Russell 3000 Value	54.07%	54.69%	54.46%	5.23%	5.28%	6.04%	41.58%	41.54%	44.30%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 52.12%, while the total return for the Index was 52.44%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets

Consumer Non-Cyclical	22.27%

Financial	15.95

Technology	12.64

Industrial	11.16

Communications	10.85

Energy	10.45

Consumer Cyclical	9.67

Utilities	3.42

Basic Materials	3.39

Diversified	0.04

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.58%

Microsoft Corp.	1.78

Apple Inc.	1.65

General Electric Co.	1.52

Procter & Gamble Co. (The)	1.45

Johnson & Johnson	1.42

JPMorgan Chase & Co.	1.40

Bank of America Corp.	1.40

International Business Machines Corp.	1.34

Wells Fargo & Co.	1.27

TOTAL	15.81%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 50.11%, while the total return for the Growth Index was 50.50%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	31.37%

Technology	21.59

Consumer Cyclical	12.82

Communications	10.87

Industrial	10.61

Financial	4.92

Energy	4.19

Basic Materials	2.75

Utilities	0.69

Diversified	0.03

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Microsoft Corp.	3.56%

Apple Inc.	3.31

International Business Machines Corp.	2.68

Cisco Systems Inc.	2.37

Johnson & Johnson	2.20

Google Inc. Class A	2.15

Wal-Mart Stores Inc.	1.94

Procter & Gamble Co. (The)	1.91

PepsiCo Inc.	1.69

Philip Morris International Inc.	1.62

TOTAL	23.43%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 54.07%, while the total return for the Value Index was 54.46%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	26.94%

Energy	16.64

Consumer Non-Cyclical	13.23

Industrial	11.71

Communications	10.82

Consumer Cyclical	6.53

Utilities	6.14

Basic Materials	4.03

Technology	3.72

Diversified	0.06

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.82%

General Electric Co.	3.03

JPMorgan Chase & Co.	2.80

Bank of America Corp.	2.79

AT&T Inc.	2.40

Chevron Corp.	2.39

Pfizer Inc.	2.18

Wells Fargo & Co.	2.16

Verizon Communications Inc.	1.39

Goldman Sachs Group Inc. (The)	1.27

TOTAL	24.23%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, large-capitalization stocks underperformed their small- and mid-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts within the Index during the reporting period.

Within the Index, every sector delivered double-digit positive returns for the reporting period. The information technology sector, the largest sector weighting in the Index at nearly 19% at period-end, experienced solid gains and contributed significantly to Index returns. Financials,

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

which had declined the most during the market downturn of the previous reporting period, posted strong gains. The industrials and consumer discretionary sectors, which are both economically sensitive sector groups, also performed well for the period. The materials sector, which rebounded soundly, and the telecommunications services and utilities sectors represented only a small portion of the Index and as such, were less significant contributors to overall returns.

Within the Growth Index, the information technology sector made the most significant contribution to returns. The health care, consumer staples and consumer discretionary sectors also experienced healthy returns. The telecommunications services and utilities sectors each represented less than 1% of the Growth Index and as such, were lesser contributors to overall performance.

Within the Value Index, the largest contributor to returns was the financials sector, which experienced robust gains and represented approximately 27% of the Value Index at period-end. The consumer discretionary and industrials sectors also delivered strong returns, while the utilities and telecommunications sectors provided more modest returns.

All of the Fund’s ten largest holdings delivered positive returns during the reporting period. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded to post robust gains. Technology companies Apple Inc. and Microsoft Corp. both logged strong results. Exxon Mobil Corp. delivered a more modest return.

All of the Growth Fund’s ten largest holdings gained for the reporting period. Technology firms Apple Inc., Google Inc., Microsoft Corp., and Cisco Systems Inc. all logged strong returns. Wal-Mart Stores Inc. delivered only a slight gain.

Among the Value Fund’s ten largest holdings, performance was positive for the reporting period. Financial companies Bank of America Corp., Wells Fargo & Co., and JPMorgan Chase & Co. all rebounded strongly, as did General Electric Co. Oil companies Chevron Corp. and Exxon Mobil Corp. posted more modest returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/10			Inception to 3/31/10			Inception to 3/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
63.36%	63.15%	65.14%	(2.44)%	(2.50)%	(1.49)%	(10.81)%	(11.06)%	(6.73)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

*	Index performance reflects the Russell Microcap XTM Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Total returns forthe period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns”represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or“NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAVreturn is based on the NAVof the Fund and the market return is based on the market price pershare of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day ofsecondary market trading in shares ofthe Fund (8/16/05), the NAVofthe Fund is used as a proxy forthe Market Price to calculate market returns. Market and NAVreturns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market orsector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. Ifbrokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.82%

Financial	22.95

Consumer Cyclical	13.01

Technology	11.49

Industrial	10.67

Communications	9.27

Basic Materials	4.28

Energy	3.21

Utilities	1.04

Diversified	0.08

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Security	Percentage of Net Assets
Dana Holding Corp.	0.68%

Veeco Instruments Inc.	0.67

Radian Group Inc.	0.52

US Airways Group Inc.	0.49

ArvinMeritor Inc.	0.47

First Financial Bancorp	0.43

Dollar Thrifty Automotive Group Inc.	0.37

Schweitzer-Mauduit International Inc.	0.33

Prospect Capital Corp.	0.32

Pier 1 Imports Inc.	0.30

TOTAL	4.58%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the performance of the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $35 million to $600 million, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 63.36%, while the total return for the Index was 65.14%.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, small-capitalization stocks slightly underperformed their mid-cap peers but outperformed larger capitalization shares. Value-oriented stocks generally outperformed their growth counterparts during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

Within the Index, all of the ten sectors delivered positive double-digit or triple-digit returns for the reporting period. The information technology and consumer discretionary sectors were key contributors to index returns, as was the health care sector. The financials sector, the largest sector in the Index representing 24% of the Index at period-end, also contributed significantly to index returns. The telecommunication services and utilities sectors, which each accounted for only 1% of the Index, made modest contributions to index performance.

Among the ten largest holdings, performance was positive for the reporting period. The share price of automobile rental company DollarThrifty Automotive Group Inc. delivered quadruple-digit gains amid increased demand. Veeco Instruments Inc., which manufactures components for flat screen televisions, also experienced robust gains as demand climbed. Airline company US Airways Group Inc. and paper product company Schweitzer-Mauduit International Inc. both logged triple-digit returns. First Financial Bancorp also rebounded sharply.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2010

	Average Annual Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	67.32%	67.82%	67.71%	4.07%	4.08%	4.20%	6.23%	6.23%	6.37%
Russell Midcap Growth	62.58%	63.11%	63.00%	4.06%	4.03%	4.27%	3.91%	3.91%	4.14%
Russell Midcap Value	71.91%	72.80%	72.41%	3.61%	3.62%	3.71%	7.21%	7.20%	7.35%
	Cumulative Total Returns

	Year Ended 3/31/10			Five Years Ended 3/31/10			Inception to 3/31/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	67.32%	67.82%	67.71%	22.10%	22.11%	22.84%	69.28%	69.23%	71.17%
Russell Midcap Growth	62.58%	63.11%	63.00%	22.04%	21.84%	23.27%	39.68%	39.62%	42.38%
Russell Midcap Value	71.91%	72.80%	72.41%	19.38%	19.43%	19.95%	83.27%	83.19%	85.47%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $1 billion and $20 billion, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2010 (the “reporting period”), the total return for the Fund was 67.32%, while the total return for the Index was 67.71%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	18.80%

Consumer Non-Cyclical	17.91

Industrial	13.51

Consumer Cyclical	12.52

Technology	11.14

Energy	7.74

Communications	6.57

Utilities	6.17

Basic Materials	5.32

Diversified	0.14

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Sector*	Percentage of Net Assets
Precision Castparts Corp.	0.53%

TJX Companies Inc. (The)	0.53

Cognizant Technology Solutions Corp. Class A	0.45

Spectra Energy Corp.	0.44

Avon Products Inc.	0.43

H.J. Heinz Co.	0.43

T. Rowe Price Group Inc.	0.42

SunTrust Banks Inc.	0.40

Intuitive Surgical Inc.	0.40

Progressive Corp. (The)	0.39

TOTAL	4.42%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 62.58%, while the total return for the Growth Index was 63.00%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.55%

Technology	18.06

Industrial	15.92

Consumer Cyclical	15.53

Financial	7.83

Communications	6.11

Energy	5.87

Basic Materials	3.57

Utilities	2.29

Diversified	0.11

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Sector*	Percentage of Net Assets
Precision Castparts Corp.	1.10%

TJX Companies Inc. (The)	1.09

Cognizant Technology Solutions Corp. Class A	0.92

Avon Products Inc.	0.89

T. Rowe Price Group Inc.	0.87

Intuitive Surgical Inc.	0.82

Coach Inc.	0.78

Public Storage	0.77

Agilent Technologies Inc.	0.73

H.J. Heinz Co.	0.72

TOTAL	8.69%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 71.91%, while the total return for the Value Index was 72.41%.

PORTFOLIO ALLOCATION As of 3/31/10
Sector*	Percentage of Net Assets
Financial	28.99%

Consumer Non-Cyclical	11.72

Industrial	11.31

Utilities	9.79

Consumer Cyclical	9.70

Energy	9.46

Communications	7.00

Basic Materials	6.96

Technology	4.66

Diversified	0.17

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/10
Sector*	Percentage of Net Assets
Spectra Energy Corp.	0.84%

SunTrust Banks Inc.	0.77

Noble Energy Inc.	0.73

Hartford Financial Services Group Inc. (The)	0.73

Eaton Corp.	0.73

Consolidated Edison Inc.	0.71

Sempra Energy	0.71

Aon Corp.	0.68

Marsh & McLennan Companies Inc.	0.68

Progressive Corp. (The)	0.68

TOTAL	7.26%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

Equity markets delivered robust gains for the reporting period, rebounding dramatically from multi-year lows reached in March 2009. The U.S. economy appeared to respond to the federal government’s aggressive steps (enacted before the reporting period began), which were intended to inject liquidity into the credit markets and revive the suffering housing market. Signs of economic stabilization emerged throughout the period: manufacturing levels, consumer spending, and housing activity improved. As a result, the U.S. economy grew during the third quarter of 2009, marking its first positive quarter in more than a year. Fourth quarter 2009 GDP levels also reflected economic expansion. The job market remained weak throughout the period, however, as the unemployment rate peaked at a 26-year high of 10.2% in October and remained high through the first quarter of 2010.

In the final months of the reporting period, fourth quarter 2009 corporate earnings announcements were released and the results appeared to lift investor sentiment and markets. In addition to being higher than many analysts’ expectations, many earnings reports finally began to reveal strength fueled not solely by cost cutting measures, but also through top-line growth.

In this market environment, mid-capitalization stocks outperformed their small- and large-cap peers. Value-oriented stocks generally outperformed their growth-oriented counterparts within the Index during the reporting period.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Within the Index, every sector delivered positive double-digit returns for the reporting period. The consumer discretionary sector, which is sensitive to changes in the economic environment, experienced the strongest sector gains within the Index. Financials, which had declined the most during the market downturn of the previous reporting period, rebounded sharply. The information technology and industrials sectors also performed well for the period. The telecommunication services and consumer staples sectors, the two smallest weightings within the Index, contributed modestly, although both sectors enjoyed sound returns.

Within the Growth Index, all sectors achieved positive double-digit returns. At 23% and 18% of the index, respectively, the information technology and consumer discretionary sectors both experienced strong rebounds during the reporting period and made the largest sector contributions to index returns. The industrials sector also added meaningfully to performance. The materials and telecommunication services sectors, the two smallest weightings in the Growth Index, made only slight contributions.

Within the Value Index, every sector delivered double- or triple-digit gains. The largest contributor to index returns by far was the financials sector, which experienced robust gains and represented 29% of the index at period-end. The economically sensitive consumer discretionary sector delivered triple-digit returns. At 14% of the index, it was also a key contributor to the strong gains for the reporting period. The industrials and materials sectors also rebounded sharply. The telecommunication services sector performed well, but represented only a small portion of the Value Index.

All of the Fund’s ten largest holdings delivered strong returns for the reporting period. Technology consulting and services company Cognizant Technology Solutions Corp., machinery company Precision Castparts Corp., and surgical technology firm Intuitive Surgical Inc. all logged triple-digit gains. Financial company T. Rowe Price Group Inc. also delivered robust gains. Progressive Corp. posted healthy, albeit more moderate, returns than others among the ten largest holdings.

Among the Growth Fund’s ten largest holdings, Intuitive Surgical Inc. experienced the largest return for the reporting period. Cognizant Technology Solutions Corp., Agilent Technologies Inc., and Precision Castparts Corp. all achieved triple-digit gains. Avon Products Inc. was one of several top ten holdings to deliver solid double-digit returns.

All of the Value Fund’s ten largest holdings gained for the reporting period. Electrical power management company Eaton Corp. logged robust gains, as did natural gas company Spectra Energy Corp. Insurance company Progressive Corp. also delivered healthy returns. Insurance broker Aon Corp. achieved modest gains.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
Russell 3000
Actual	$1,000.00	$1,120.80	0.20%	$1.06
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,127.60	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,113.50	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Microcap
Actual	1,000.00	1,093.70	0.60	3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/09 to 3/31/10)
Russell Midcap
Actual	$1,000.00	$1,149.70	0.20%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,147.40	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26
Russell Midcap Value
Actual	1,000.00	1,151.70	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,836,616	0.16%

		4,836,616	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	174,865	12,696,948	0.42
United Technologies Corp.	201,480	14,830,943	0.49
Other securities[a]		35,214,265	1.14

		62,742,156	2.05

AGRICULTURE
Altria Group Inc.	497,639	10,211,552	0.33
Philip Morris International Inc.	472,491	24,645,131	0.81
Other securities[a]		21,805,545	0.71

		56,662,228	1.85

AIRLINES
Other securities[a]		9,498,372	0.31

		9,498,372	0.31

APPAREL
Other securities[a]		19,102,067	0.63

		19,102,067	0.63

AUDIO/VIDEO PRODUCTS
Other securities[a]		458,748	0.02

		458,748	0.02

AUTO MANUFACTURERS
Ford Motor Co.[b]	798,022	10,031,137	0.33
Other securities[a]		5,440,142	0.18

		15,471,279	0.51

AUTO PARTS & EQUIPMENT
Other securities[a]		11,354,251	0.37

		11,354,251	0.37

BANKS
Bank of America Corp.	2,395,502	42,759,711	1.40
PNC Financial Services Group Inc. (The)[c]	124,732	7,446,500	0.24
U.S. Bancorp	456,849	11,823,252	0.39

Security	Shares	Value	% of Net Assets
Wells Fargo & Co.	1,246,906	$38,803,715	1.27%
Other securities[a]		61,487,921	2.01

		162,321,099	5.31

BEVERAGES
Coca-Cola Co. (The)	557,613	30,668,715	1.00
PepsiCo Inc.	389,313	25,756,948	0.84
Other securities[a]		9,446,823	0.32

		65,872,486	2.16

BIOTECHNOLOGY
Amgen Inc.[b]	243,825	14,570,982	0.48
Other securities[a]		31,194,870	1.02

		45,765,852	1.50

BUILDING MATERIALS
Other securities[a]		5,478,214	0.18

		5,478,214	0.18

CHEMICALS
Other securities[a]		55,825,690	1.83

		55,825,690	1.83

COAL
Other securities[a]		10,286,137	0.34

		10,286,137	0.34

COMMERCIAL SERVICES
Other securities[a]		62,877,587	2.06

		62,877,587	2.06

COMPUTERS
Apple Inc.[b]	214,876	50,480,819	1.65
Hewlett-Packard Co.	576,028	30,615,888	1.00
International Business Machines Corp.	318,284	40,819,923	1.34
Other securities[a]		42,279,141	1.38

		164,195,771	5.37

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	120,233	10,251,066	0.34
Procter & Gamble Co. (The)	702,050	44,418,704	1.45
Other securities[a]		5,977,116	0.19

		60,646,886	1.98

DISTRIBUTION & WHOLESALE
Other securities[a]		9,741,463	0.32

		9,741,463	0.32

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	244,201	$10,075,733	0.33%
BlackRock Inc.[c]	7,703	1,677,405	0.06
Citigroup Inc.[b]	4,554,389	18,445,275	0.60
Goldman Sachs Group Inc. (The)	121,263	20,691,106	0.68
JPMorgan Chase & Co.	957,329	42,840,473	1.40
Other securities[a]		57,758,270	1.89

		151,488,262	4.96

ELECTRIC
Other securities[a]		91,778,416	3.00

		91,778,416	3.00

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,162,263	0.53

		16,162,263	0.53

ELECTRONICS
Other securities[a]		28,189,587	0.92

		28,189,587	0.92

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,647,989	0.09

		2,647,989	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		9,673,267	0.32

		9,673,267	0.32

ENTERTAINMENT
Other securities[a]		5,453,362	0.18

		5,453,362	0.18

ENVIRONMENTAL CONTROL
Other securities[a]		10,514,738	0.34

		10,514,738	0.34
FOOD
Kraft Foods Inc. Class A	416,119	12,583,439	0.41
Other securities[a]		45,877,845	1.50

		58,461,284	1.91

FOREST PRODUCTS & PAPER
Other securities[a]		11,551,580	0.38

		11,551,580	0.38

Security	Shares	Value	% of Net Assets
GAS
Other securities[a]		$10,881,910	0.36%

		10,881,910	0.36

HAND & MACHINE TOOLS
Other securities[a]		5,068,560	0.17

		5,068,560	0.17

HEALTH CARE - PRODUCTS
Johnson & Johnson	663,726	43,274,935	1.42
Medtronic Inc.	269,485	12,134,910	0.40
Other securities[a]		56,149,159	1.83

		111,559,004	3.65

HEALTH CARE - SERVICES
Other securities[a]		40,643,933	1.33

		40,643,933	1.33

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		1,330,964	0.04

		1,330,964	0.04

HOME BUILDERS
Other securities[a]		5,885,955	0.19

		5,885,955	0.19

HOME FURNISHINGS
Other securities[a]		3,685,747	0.12

		3,685,747	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,677,183	0.51

		15,677,183	0.51

HOUSEWARES
Other securities[a]		1,552,121	0.05

		1,552,121	0.05

INSURANCE
Other securities[a]		93,707,143	3.07

		93,707,143	3.07

INTERNET
Amazon.com Inc.[b]	79,114	10,738,143	0.35
Google Inc. Class Ab	57,685	32,707,972	1.07
Other securities[a]		37,985,858	1.25

		81,431,973	2.67

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[c]	2,384	$23,745	0.00%
Other securities[a]		2,636,511	0.09

		2,660,256	0.09

IRON & STEEL
Other securities[a]		12,276,353	0.40

		12,276,353	0.40
LEISURE TIME
Other securities[a]		8,696,825	0.28

		8,696,825	0.28

LODGING
Other securities[a]		10,431,951	0.34
		10,431,951	0.34

MACHINERY
Other securities[a]		31,727,314	1.04

		31,727,314	1.04

MACHINERY - DIVERSIFIED
Other securities[a]		135,680	0.00

		135,680	0.00

MANUFACTURING
General Electric Co.	2,550,661	46,422,030	1.52
3M Co.	167,218	13,974,408	0.46
Other securities[a]		43,904,655	1.43

		104,301,093	3.41

MEDIA
Comcast Corp. Class A	692,205	13,027,298	0.43
Walt Disney Co. (The)	456,014	15,919,449	0.52
Other securities[a]		51,477,456	1.68

		80,424,203	2.63

METAL FABRICATE & HARDWARE
Other securities[a]		7,749,504	0.25

		7,749,504	0.25

MINING
Other securities[a]		23,984,365	0.78

		23,984,365	0.78

MISCELLANEOUS - MANUFACTURING
Other securities[a]		184,151	0.01

		184,151	0.01

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		$4,295,931	0.14%

		4,295,931	0.14

OFFICE FURNISHINGS
Other securities[a]		910,150	0.03

		910,150	0.03

OIL & GAS
Chevron Corp.	482,864	36,615,577	1.20
ConocoPhillips	356,879	18,261,498	0.60
Exxon Mobil Corp.	1,175,333	78,723,799	2.58
Occidental Petroleum Corp.	195,259	16,507,196	0.54
Other securities[a]		94,961,928	3.10

		245,069,998	8.02

OIL & GAS SERVICES
Schlumberger Ltd.	288,196	18,288,918	0.60
Other securities[a]		30,152,018	0.99

		48,440,936	1.59

PACKAGING & CONTAINERS
Other securities[a]		8,492,646	0.28

		8,492,646	0.28

PHARMACEUTICALS
Abbott Laboratories	372,272	19,611,289	0.64
Bristol-Myers Squibb Co.	412,019	11,000,907	0.36
Merck & Co. Inc.	734,563	27,435,928	0.90
Pfizer Inc.	1,941,774	33,301,424	1.09
Other securities[a]		71,352,975	2.33

		162,702,523	5.32

PIPELINES
Other securities[a]		12,390,522	0.41

		12,390,522	0.41

REAL ESTATE
Other securities[a]		3,600,325	0.12

		3,600,325	0.12

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		64,180,989	2.10

		64,180,989	2.10

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
RETAIL
CVS Caremark Corp.	350,572	$12,816,912	0.42%
Home Depot Inc. (The)	408,461	13,213,713	0.43
McDonald’s Corp.	265,753	17,731,040	0.58
Wal-Mart Stores Inc.	532,514	29,607,778	0.97
Other securities[a]		114,547,479	3.75

		187,916,922	6.15

SAVINGS & LOANS
Other securities[a]		9,091,040	0.30

		9,091,040	0.30

SEMICONDUCTORS
Intel Corp.	1,345,265	29,945,599	0.98
Other securities[a]		55,882,849	1.83

		85,828,448	2.81

SHIPBUILDING
Other securities[a]		21,277	0.00

		21,277	0.00

SOFTWARE
Microsoft Corp.	1,856,376	54,336,126	1.78
Oracle Corp.	920,691	23,652,552	0.78
Other securities[a]		53,933,758	1.76

		131,922,436	4.32

STORAGE & WAREHOUSING
Other securities[a]		126,863	0.00

		126,863	0.00

TELECOMMUNICATIONS
AT&T Inc.	1,421,118	36,721,689	1.20
Cisco Systems Inc.[b]	1,389,297	36,163,401	1.18
QUALCOMM Inc.	398,670	16,740,153	0.55
Verizon Communications Inc.	684,230	21,224,815	0.70
Other securities[a]		53,911,119	1.76

		164,761,177	5.39

TEXTILES
Other securities[a]		1,902,091	0.06

		1,902,091	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,326,108	0.11

		3,326,108	0.11

Security	Shares	Value	% of Net Assets
TRANSPORTATION
United Parcel Service
Inc. Class B	166,457	$10,721,495	0.35%
Other securities[a]		39,513,232	1.29

		50,234,727	1.64

TRUCKING & LEASING
Other securities[a]		709,809	0.02

		709,809	0.02

WATER
Other securities[a]		1,838,645	0.06

		1,838,645	0.06

TOTAL COMMON STOCKS
(Cost: $3,529,163,847)		3,050,817,401	99.84

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	35,788,926	35,788,926	1.17
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	6,480,332	6,480,332	0.21
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	2,850,259	2,850,259	0.09

		45,119,517	1.47

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,119,517)	$45,119,517	1.47%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,574,283,364)	3,095,936,918	101.31
Other Assets, Less Liabilities	(40,167,843)	(1.31)

NET ASSETS	$3,055,769,075	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$651,808	0.20%

		651,808	0.20

AEROSPACE & DEFENSE
Lockheed Martin Corp.	15,622	1,300,063	0.40
United Technologies Corp.	39,757	2,926,513	0.89
Other securities[a]		2,951,225	0.90

		7,177,801	2.19

AGRICULTURE
Altria Group Inc.	107,030	2,196,256	0.67
Monsanto Co.	28,254	2,017,901	0.62
Philip Morris International Inc.	101,592	5,299,039	1.62
Other securities[a]		1,170,446	0.35

		10,683,642	3.26

AIRLINES
Other securities[a]		1,416,920	0.43

		1,416,920	0.43

APPAREL
Nike Inc. Class B	18,690	1,373,715	0.42
Other securities[a]		1,985,836	0.60

		3,359,551	1.02

AUDIO/VIDEO PRODUCTS
Other securities[a]		97,995	0.03

		97,995	0.03

AUTO MANUFACTURERS
Other securities[a]		921,573	0.28

		921,573	0.28

AUTO PARTS & EQUIPMENT
Other securities[a]		1,253,620	0.38

		1,253,620	0.38

BANKS
Wells Fargo & Co.	39,728	1,236,335	0.38
Other securities[a]		2,095,770	0.64

		3,332,105	1.02

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	94,239	$5,183,145	1.58%
PepsiCo Inc.	83,708	5,538,121	1.69
Other securities[a]		1,019,987	0.31

		11,741,253	3.58

BIOTECHNOLOGY
Amgen Inc.[b]	52,428	3,133,097	0.96
Celgene Corp.[b]	23,828	1,476,383	0.45
Other securities[a]		5,005,259	1.52

		9,614,739	2.93

BUILDING MATERIALS
Other securities[a]		554,666	0.17

		554,666	0.17

CHEMICALS
Praxair Inc.	15,929	1,322,107	0.40
Other securities[a]		4,172,657	1.28

		5,494,764	1.68

COAL
Other securities[a]		1,843,724	0.56

		1,843,724	0.56

COMMERCIAL SERVICES
Visa Inc. Class A	23,262	2,117,540	0.65
Other securities[a]		8,598,343	2.62

		10,715,883	3.27

COMPUTERS
Apple Inc.[b]	46,203	10,854,471	3.31
Dell Inc.[b]	88,588	1,329,706	0.41
Hewlett-Packard Co.	95,864	5,095,172	1.55
International Business Machines Corp.	68,435	8,776,789	2.68
Other securities[a]		4,503,936	1.37

		30,560,074	9.32

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	25,861	2,204,909	0.67
Procter & Gamble Co. (The)	98,875	6,255,821	1.91
Other securities[a]		1,227,291	0.37

		9,688,021	2.95

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
DISTRIBUTION & WHOLESALE
Other securities[a]		$1,153,616	0.35%

		1,153,616	0.35

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[c]	551	119,986	0.04
Other securities[a]		6,125,537	1.86

		6,245,523	1.90

ELECTRIC
Other securities[a]		2,189,225	0.67

		2,189,225	0.67

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	38,903	1,958,377	0.60
Other securities[a]		807,580	0.24

		2,765,957	0.84

ELECTRONICS
Other securities[a]		3,658,042	1.11

		3,658,042	1.11

ENERGY - ALTERNATE SOURCES
Other securities[a]		427,257	0.13

		427,257	0.13

ENGINEERING & CONSTRUCTION
Other securities[a]		1,437,894	0.44

		1,437,894	0.44

ENTERTAINMENT
Other securities[a]		525,530	0.16

		525,530	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		1,760,922	0.54

		1,760,922	0.54

FOOD
Other securities[a]		5,437,642	1.66

		5,437,642	1.66

FOREST PRODUCTS & PAPER
Other securities[a]		352,837	0.11

		352,837	0.11

GAS
Other securities[a]		27,971	0.01

		27,971	0.01

Security	Shares	Value	% of Net Assets

HAND & MACHINE TOOLS
Other securities[a]		$71,757	0.02%

		71,757	0.02

HEALTH CARE - PRODUCTS
Baxter International Inc.	31,322	1,822,940	0.56
Johnson & Johnson	110,459	7,201,927	2.20
Medtronic Inc.	57,943	2,609,173	0.80
Other securities[a]		8,253,059	2.50

		19,887,099	6.06

HEALTH CARE - SERVICES
Other securities[a]		3,043,850	0.93

		3,043,850	0.93

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		91,084	0.03

		91,084	0.03

HOME BUILDERS
Other securities[a]		130,490	0.04

		130,490	0.04

HOME FURNISHINGS
Other securities[a]		255,139	0.08

		255,139	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,248,299	0.69

		2,248,299	0.69

HOUSEWARES
Other securities[a]		149,031	0.04

		149,031	0.04

INSURANCE
Aflac Inc.	24,167	1,312,026	0.40
Other securities[a]		2,426,619	0.74

		3,738,645	1.14

INTERNET
Amazon.com Inc.[b]	17,013	2,309,174	0.70
Google Inc. Class Ab	12,403	7,032,625	2.15
Other securities[a]		5,885,993	1.80

		15,227,792	4.65

INVESTMENT COMPANIES
Other securities[a]		8,609	0.00

		8,609	0.00

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investment (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$93,019	0.03%

		93,019	0.03

LEISURE TIME
Other securities[a]		715,129	0.22

		715,129	0.22

LODGING
Other securities[a]		816,383	0.25

		816,383	0.25

MACHINERY
Other securities[a]		2,740,629	0.84

		2,740,629	0.84

MACHINERY - DIVERSIFIED
Other securities[a]		27,120	0.01

		27,120	0.01

MANUFACTURING
Honeywell International Inc.	38,506	1,743,167	0.53
3M Co.	35,950	3,004,341	0.92
Other securities[a]		2,667,741	0.81

		7,415,249	2.26

MEDIA
Other securities[a]		2,370,196	0.72

		2,370,196	0.72
METAL FABRICATE & HARDWARE
Other securities[a]		1,126,802	0.34

		1,126,802	0.34

MINING
Newmont Mining Corp.	24,745	1,260,263	0.39
Other securities[a]		1,784,648	0.54

		3,044,911	0.93

MISCELLANEOUS - MANUFACTURING
Other securities[a]		9,517	0.00

		9,517	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		136,685	0.04

		136,685	0.04

OFFICE FURNISHINGS
Other securities[a]		151,748	0.05

		151,748	0.05

Security	Shares	Value	% of Net Assets
OIL & GAS
Exxon Mobil Corp.	65,205	$4,367,431	1.33%
Other securities[a]		3,279,666	1.00

		7,647,097	2.33

OIL & GAS SERVICES
Schlumberger Ltd.	28,110	1,783,861	0.54
Other securities[a]		1,954,199	0.60

		3,738,060	1.14

PACKAGING & CONTAINERS
Other securities[a]		852,018	0.26

		852,018	0.26

PHARMACEUTICALS
Abbott Laboratories	80,042	4,216,613	1.29
Bristol-Myers Squibb Co. 49,059		1,309,875	0.40
Express Scripts Inc.[b]	14,202	1,445,196	0.44
Gilead Sciences Inc.[b]	46,923	2,134,058	0.65
Medco Health Solutions Inc.[b]	24,975	1,612,386	0.49
Merck & Co. Inc.	61,104	2,282,234	0.70
Other securities[a]		6,794,191	2.07

		19,794,553	6.04

PIPELINES
Other securities[a]		108,519	0.03

		108,519	0.03

REAL ESTATE
Other securities[a]		378,653	0.12

		378,653	0.12

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,158,129	0.66

		2,158,129	0.66

RETAIL
Costco Wholesale Corp.	22,424	1,338,937	0.41
McDonald’s Corp.	57,140	3,812,381	1.16
Target Corp.	38,935	2,047,981	0.62
Walgreen Co.	51,337	1,904,089	0.58
Wal-Mart Stores Inc.	114,498	6,366,089	1.94
Other securities[a]		15,151,180	4.63

		30,620,657	9.34

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$275,847	0.08%

		275,847	0.08

SEMICONDUCTORS
Intel Corp.	178,473	3,972,809	1.21
Texas Instruments Inc.	65,899	1,612,549	0.49
Other securities[a]		7,321,881	2.24

		12,907,239	3.94

SOFTWARE
Microsoft Corp.	399,152	11,683,179	3.56
Oracle Corp.	197,961	5,085,618	1.55
Other securities[a]		10,422,614	3.18

		27,191,411	8.29

STORAGE & WAREHOUSING
Other securities[a]		7,358	0.00

		7,358	0.00

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	298,720	7,775,682	2.37
Corning Inc.	68,667	1,387,760	0.42
QUALCOMM Inc.	85,694	3,598,291	1.10
Other securities[a]		4,630,670	1.41

		17,392,403	5.30

TEXTILES
Other securities[a]		40,721	0.01

		40,721	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		474,477	0.14

		474,477	0.14

TRANSPORTATION
United Parcel Service Inc. Class B	35,808	2,306,393	0.70
Other securities[a]		2,880,331	0.88

		5,186,724	1.58

TRUCKING & LEASING
Other securities[a]		31,485	0.01

		31,485	0.01

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$40,959	0.01%

		40,959	0.01

TOTAL COMMON STOCKS
(Cost: $339,272,972)		327,436,048	99.84

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	2,926,602	2,926,602	0.89
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	529,922	529,922	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	274,322	274,322	0.09

		3,730,846	1.14

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,730,846)		3,730,846	1.14

TOTAL INVESTMENTS IN SECURITIES
(Cost: $343,003,818)		331,166,894	100.98
Other Assets, Less Liabilities		(3,227,317)	(0.98)

NET ASSETS		$327,939,577	100.00%

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$438,175	0.12%

		438,175	0.12

AEROSPACE & DEFENSE
Boeing Co. (The)	39,041	2,834,767	0.76
General Dynamics Corp.	18,292	1,412,142	0.38
Other securities[a]		2,901,898	0.78

		7,148,807	1.92

AGRICULTURE
Other securities[a]		1,693,361	0.46

		1,693,361	0.46

AIRLINES
Other securities[a]		693,911	0.19

		693,911	0.19

APPAREL
Other securities[a]		848,630	0.23

		848,630	0.23

AUTO MANUFACTURERS
Ford Motor Co.[b]	193,975	2,438,266	0.65
Other securities[a]		282,274	0.08

		2,720,540	0.73

AUTO PARTS & EQUIPMENT
Other securities[a]		1,354,091	0.36

		1,354,091	0.36

BANKS
Bank of America Corp.	582,485	10,397,357	2.79
Bank of New York Mellon Corp. (The)	55,729	1,720,912	0.46
PNC Financial Services Group Inc. (The)[c]	30,327	1,810,522	0.49
U.S. Bancorp	111,128	2,875,993	0.77
Wells Fargo & Co.	258,318	8,038,856	2.16
Other securities[a]		10,932,009	2.94

		35,775,649	9.61

BEVERAGES
Coca-Cola Co. (The)	29,010	1,595,550	0.43
Other securities[a]		1,139,427	0.31

		2,734,977	0.74

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$260,356	0.07%

		260,356	0.07

BUILDING MATERIALS
Other securities[a]		686,375	0.18

		686,375	0.18

CHEMICALS
Dow Chemical Co. (The)	65,058	1,923,765	0.52
Other securities[a]		5,413,209	1.45

		7,336,974	1.97

COAL
Other securities[a]		419,509	0.11

		419,509	0.11

COMMERCIAL SERVICES
Other securities[a]		3,160,074	0.85

		3,160,074	0.85

COMPUTERS
EMC Corp.[b]	105,468	1,902,643	0.51
Hewlett-Packard Co.	31,648	1,682,091	0.45
Other securities[a]		1,784,871	0.48

		5,369,605	1.44

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	58,891	3,726,034	1.00
Other securities[a]		64,581	0.02

		3,790,615	1.02

DISTRIBUTION & WHOLESALE
Other securities[a]		1,060,489	0.29

		1,060,489	0.29

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	48,485	2,000,491	0.54
BlackRock Inc.[c]	1,246	271,329	0.07
Citigroup Inc.[b]	1,107,315	4,484,626	1.21
Goldman Sachs Group Inc. (The)	27,656	4,718,943	1.27
JPMorgan Chase & Co.	232,702	10,413,414	2.80
Morgan Stanley	61,234	1,793,544	0.48
Other securities[a]		6,113,493	1.64

		29,795,840	8.01

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	34,488	$1,417,802	0.38%
Exelon Corp.	35,218	1,542,901	0.41
Southern Co.	45,816	1,519,259	0.41
Other securities[a]		15,331,657	4.12

		19,811,619	5.32

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		801,260	0.22

		801,260	0.22

ELECTRONICS
Other securities[a]		2,723,133	0.73

		2,723,133	0.73

ENERGY - ALTERNATE SOURCES
Other securities[a]		160,617	0.04

		160,617	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		732,845	0.20

		732,845	0.20

ENTERTAINMENT
Other securities[a]		714,757	0.19

		714,757	0.19

ENVIRONMENTAL CONTROL
Other securities[a]		582,170	0.16

		582,170	0.16

FOOD
Kraft Foods Inc. Class A	86,253	2,608,291	0.70
Other securities[a]		5,441,986	1.46

		8,050,277	2.16

FOREST PRODUCTS & PAPER
Other securities[a]		2,410,947	0.65

		2,410,947	0.65

GAS
Other securities[a]		2,631,570	0.71

		2,631,570	0.71

HAND & MACHINE TOOLS
Other securities[a]		1,157,557	0.31

		1,157,557	0.31

Security	Shares	Value	% of Net Assets

HEALTH CARE - PRODUCTS
Johnson & Johnson	36,466	$2,377,583	0.64%
Other securities[a]		2,274,996	0.61

		4,652,579	1.25

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	69,644	2,275,269	0.61
WellPoint Inc.[b]	24,934	1,605,251	0.43
Other securities[a]		2,533,275	0.68

		6,413,795	1.72

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		217,457	0.06

		217,457	0.06

HOME BUILDERS
Other securities[a]		1,299,737	0.35

		1,299,737	0.35

HOME FURNISHINGS
Other securities[a]		612,027	0.17

		612,027	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,280,137	0.34

		1,280,137	0.34

HOUSEWARES
Other securities[a]		207,206	0.06

		207,206	0.06

INSURANCE
MetLife Inc.	33,737	1,462,162	0.39
Travelers Companies Inc. (The)	30,125	1,624,943	0.44
Other securities[a]		15,419,640	4.14

		18,506,745	4.97

INTERNET
Other securities[a]		2,616,985	0.70

		2,616,985	0.70

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[c]	553	5,508	0.00
Other securities[a]		640,544	0.17

		646,052	0.17

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets

IRON & STEEL
Other securities[a]		$2,882,772	0.78%

		2,882,772	0.78

LEISURE TIME
Other securities[a]		1,287,747	0.35

		1,287,747	0.35

LODGING
Other securities[a]		1,606,549	0.43

		1,606,549	0.43

MACHINERY
Other securities[a]		4,607,180	1.24

		4,607,180	1.24

MACHINERY - DIVERSIFIED
Other securities[a]		4,660	0.00

		4,660	0.00

MANUFACTURING
General Electric Co.	620,217	11,287,949	3.03
Other securities[a]		5,659,760	1.52

		16,947,709	4.55

MEDIA
Comcast Corp. Class A	155,725	2,930,745	0.79
News Corp. Class A NVS	133,112	1,918,144	0.52
Time Warner Inc.	70,029	2,189,807	0.59
Walt Disney Co. (The)	110,870	3,870,472	1.04
Other securities[a]		5,961,030	1.59

		16,870,198	4.53

METAL FABRICATE & HARDWARE
Other securities[a]		609,562	0.16

		609,562	0.16

MINING
Other securities[a]		2,354,492	0.63

		2,354,492	0.63

MISCELLANEOUS - MANUFACTURING
Other securities[a]		33,583	0.01

		33,583	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		889,944	0.24

		889,944	0.24

Security	Shares	Value	% of Net Assets

OFFICE FURNISHINGS
Other securities[a]		$47,997	0.01%

		47,997	0.01

OIL & GAS
Anadarko Petroleum Corp.	29,207	2,127,146	0.57
Apache Corp.	19,604	1,989,806	0.54
Chevron Corp.	117,410	8,903,200	2.39
ConocoPhillips	86,768	4,439,919	1.19
Devon Energy Corp.	26,033	1,677,306	0.45
Exxon Mobil Corp.	212,064	14,204,047	3.82
Occidental Petroleum Corp.	47,472	4,013,283	1.08
XTO Energy Inc.	33,945	1,601,525	0.43
Other securities[a]		11,947,791	3.21

		50,904,023	13.68

OIL & GAS SERVICES
Halliburton Co.	52,531	1,582,759	0.43
Schlumberger Ltd.	38,255	2,427,662	0.65
Other securities[a]		3,554,386	0.95

		7,564,807	2.03

PACKAGING & CONTAINERS
Other securities[a]		1,094,983	0.29

		1,094,983	0.29

PHARMACEUTICALS
Merck & Co. Inc.	109,481	4,089,115	1.10
Pfizer Inc.	472,147	8,097,321	2.18
Other securities[a]		5,013,928	1.34

		17,200,364	4.62

PIPELINES
Other securities[a]		2,885,333	0.78

		2,885,333	0.78

REAL ESTATE
Other securities[a]		452,559	0.12

		452,559	0.12

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		13,207,023	3.55

		13,207,023	3.55

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
RETAIL
CVS Caremark Corp.	59,209	$2,164,681	0.58%
Home Depot Inc. (The)	92,680	2,998,198	0.81
Lowe’s Companies Inc.	59,116	1,432,972	0.39
Other securities[a]		4,483,911	1.20

		11,079,762	2.98

SAVINGS & LOANS
Other securities[a]		1,890,386	0.51

		1,890,386	0.51

SEMICONDUCTORS
Intel Corp.	125,268	2,788,466	0.75
Other securities[a]		3,467,662	0.93

		6,256,128	1.68

SHIPBUILDING
Other securities[a]		4,814	0.00

		4,814	0.00

SOFTWARE
Other securities[a]		1,337,866	0.36

		1,337,866	0.36

STORAGE & WAREHOUSING
Other securities[a]		23,390	0.01

		23,390	0.01

TELECOMMUNICATIONS
AT&T Inc.	345,552	8,929,064	2.40
Verizon Communications Inc.	166,362	5,160,549	1.39
Other securities[a]		6,282,913	1.68

		20,372,526	5.47

TEXTILES
Other securities[a]		415,417	0.11

		415,417	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		273,907	0.07

		273,907	0.07

TRANSPORTATION
FedEx Corp.	18,233	1,702,962	0.46
Other securities[a]		4,639,160	1.24

		6,342,122	1.70

Security	Shares	Value	% of Net Assets

TRUCKING & LEASING
Other securities[a]		$141,273	0.04%

		141,273	0.04

WATER
Other securities[a]		412,100	0.11

		412,100	0.11

TOTAL COMMON STOCKS
(Cost: $451,794,029)		371,518,626	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	2,652,379	2,652,379	0.71
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	480,268	480,268	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[c,d]	279,490	279,490	0.08

		3,412,137	0.92

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,412,137)		3,412,137	0.92

TOTAL INVESTMENTS IN SECURITIES
(Cost: $455,206,166)		374,930,763	100.74
Other Assets, Less Liabilities		(2,746,614)	(0.74)

NET ASSETS		$372,184,149	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$720,246	0.17%

		720,246	0.17

AEROSPACE & DEFENSE
Other securities[a]		1,920,791	0.45

		1,920,791	0.45

AGRICULTURE
Other securities[a]		877,991	0.20

		877,991	0.20

AIRLINES
US Airways Group Inc.[b,c]	285,060	2,095,191	0.49
Other securities[a]		1,246,530	0.29

		3,341,721	0.78

APPAREL
Other securities[a]		3,753,750	0.87

		3,753,750	0.87

AUTO MANUFACTURERS
Other securities[a]		371,327	0.09

		371,327	0.09

AUTO PARTS & EQUIPMENT
American Axle & Manufacturing Holdings Inc.[b]	95,394	952,032	0.22
ArvinMeritor Inc.[b]	150,445	2,008,441	0.47
Dana Holding Corp.[b]	247,535	2,940,716	0.68
Modine Manufacturing Co.[b]	82,256	924,557	0.22
Other securities[a]		4,522,060	1.05

		11,347,806	2.64

BANKS
Boston Private Financial Holdings Inc.	122,875	905,589	0.21
Columbia Banking System Inc.	47,194	958,510	0.22
First Financial Bancorp	103,080	1,833,793	0.43
Pinnacle Financial Partners Inc.[b]	56,729	857,175	0.20
SCBT Financial Corp.	24,210	896,738	0.21

Security	Shares	Value	% of Net Assets
Other securities[a]		$32,292,851	7.50%

		37,744,656	8.77

BEVERAGES
Other securities[a]		1,255,946	0.29

		1,255,946	0.29

BIOTECHNOLOGY
Enzon Pharmaceuticals Inc.[b]	100,423	1,022,306	0.24
Momenta Pharmaceuticals Inc.[b]	69,244	1,036,583	0.24
Other securities[a]		13,821,666	3.21

		15,880,555	3.69

BUILDING MATERIALS
Comfort Systems
USA Inc.	70,632	882,194	0.20
Other securities[a]		1,927,442	0.45

		2,809,636	0.65

CHEMICALS
Ferro Corp.[b]	142,960	1,256,618	0.29
Georgia Gulf Corp.[b]	56,766	1,049,602	0.24
Innophos Holdings Inc.	30,400	848,160	0.20
Other securities[a]		6,438,125	1.50

		9,592,505	2.23

COAL
Other securities[a]		280,150	0.07

		280,150	0.07

COMMERCIAL SERVICES
Dollar Financial Corp.[b]	43,154	1,038,285	0.24
Dollar Thrifty Automotive Group Inc.[b]	50,030	1,607,464	0.37
Other securities[a]		21,220,998	4.94

		23,866,747	5.55

COMPUTERS
Quantum Corp.[b]	375,363	987,205	0.23
Stratasys Inc.[b]	35,880	874,754	0.20
Other securities[a]		14,415,093	3.35

		16,277,052	3.78

COSMETICS & PERSONAL CARE
Other securities[a]		1,656,774	0.39

		1,656,774	0.39

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
DISTRIBUTION & WHOLESALE
Other securities[a]		$2,730,098	0.63%

		2,730,098	0.63

DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	56,040	881,509	0.21
Other securities[a]		7,097,754	1.64

		7,979,263	1.85

ELECTRIC
Other securities[a]		1,034,328	0.24

		1,034,328	0.24

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		5,025,070	1.17

		5,025,070	1.17

ELECTRONICS
Other securities[a]		9,751,826	2.27

		9,751,826	2.27

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,413,060	0.56

		2,413,060	0.56

ENGINEERING & CONSTRUCTION
Other securities[a]		1,166,545	0.27

		1,166,545	0.27

ENTERTAINMENT
Other securities[a]		2,624,519	0.61

		2,624,519	0.61

ENVIRONMENTAL CONTROL
Other securities[a]		2,463,784	0.57

		2,463,784	0.57

FOOD
B&G Foods Inc. Class A	84,185	882,259	0.21
Other securities[a]		3,905,103	0.90

		4,787,362	1.11

FOREST PRODUCTS & PAPER
Buckeye Technologies Inc.[b]	68,239	892,566	0.21
Schweitzer-Mauduit International Inc.	29,965	1,425,135	0.33
Other securities[a]		1,673,454	0.39

		3,991,155	0.93

Security	Shares	Value	% of Net Assets

GAS
Other securities[a]		$462,705	0.11%

		462,705	0.11

HAND & MACHINE TOOLS
Other securities[a]		1,064,641	0.25

		1,064,641	0.25

HEALTH CARE
Other securities[a]		159,141	0.04

		159,141	0.04

HEALTH CARE - PRODUCTS
DexCom Inc.[b]	91,090	886,306	0.21
Insulet Corp.[b]	61,029	920,928	0.21
Other securities[a]		18,988,194	4.41

		20,795,428	4.83

HEALTH CARE - SERVICES
Odyssey Healthcare Inc.[b]	57,089	1,033,882	0.24
Other securities[a]		6,128,410	1.43

		7,162,292	1.67

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		333,114	0.08

		333,114	0.08

HOME BUILDERS
Other securities[a]		4,011,437	0.93

		4,011,437	0.93

HOME FURNISHINGS
La-Z-Boy Inc.[b]	90,195	1,131,045	0.26
Other securities[a]		2,953,771	0.69

		4,084,816	0.95

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		3,084,896	0.72

		3,084,896	0.72

HOUSEWARES
Other securities[a]		250,833	0.06

		250,833	0.06

INSURANCE
Radian Group Inc.[c]	143,658	2,246,811	0.52
Other securities[a]		9,625,982	2.24

		11,872,793	2.76

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
INTERNET
Shutterfly Inc.[b]	37,285	$898,196	0.21%
Sourcefire Inc.[b]	39,491	906,318	0.21
Other securities[a]		16,189,801	3.76

		17,994,315	4.18

INVESTMENT COMPANIES
Prospect Capital Corp.[c]	113,456	1,378,490	0.32
Other securities[a]		7,159,524	1.66

		8,538,014	1.98

IRON & STEEL
Other securities[a]		1,810,674	0.42

		1,810,674	0.42

LEISURE TIME
Other securities[a]		1,392,357	0.32

		1,392,357	0.32

LODGING
Other securities[a]		1,277,534	0.30

		1,277,534	0.30

MACHINERY
Other securities[a]		5,950,234	1.38

		5,950,234	1.38

MANUFACTURERS
Other securities[a]		120,298	0.03

		120,298	0.03

MANUFACTURING
Other securities[a]		4,695,027	1.09

		4,695,027	1.09

MEDIA
Belo Corp. Class A	155,366	1,059,596	0.25
Other securities[a]		5,142,316	1.19

		6,201,912	1.44

METAL FABRICATE & HARDWARE
Other securities[a]		2,879,977	0.67

		2,879,977	0.67

MINING
Horsehead Holding Corp.[b]	77,145	913,397	0.21
Other securities[a]		2,107,986	0.49

		3,021,383	0.70

Security	Shares	Value	% of Net Assets
OIL & GAS
Northern Oil and Gas Inc.[b]	62,056	$983,588	0.23%
Other securities[a]		6,577,104	1.53

		7,560,692	1.76

OIL & GAS SERVICES
Other securities[a]		3,544,662	0.82

		3,544,662	0.82

PACKAGING & CONTAINERS
Other securities[a]		733,147	0.17

		733,147	0.17

PHARMACEUTICALS
Neogen Corp.[b]	34,040	854,404	0.20
PetMed Express Inc.[c]	42,463	941,405	0.22
Pharmasset Inc.[b]	38,729	1,037,937	0.24
Questcor Pharmaceuticals Inc.[b]	103,434	851,262	0.20
VIVUS Inc.[b,c]	141,821	1,236,679	0.29
Other securities[a]		17,952,467	4.17

		22,874,154	5.32

REAL ESTATE
Other securities[a]		2,017,753	0.47

		2,017,753	0.47

REAL ESTATE INVESTMENT TRUSTS
First Potomac Realty Trust	66,729	1,002,937	0.23
Hersha Hospitality Trust	198,812	1,029,846	0.24
U-Store-It Trust	136,065	979,668	0.23
Other securities[a]		15,604,993	3.63

		18,617,444	4.33

RETAIL
Pier 1 Imports Inc.[b]	200,571	1,277,637	0.30
Ruby Tuesday Inc.[b]	112,203	1,185,986	0.28
Other securities[a]		17,425,952	4.04

		19,889,575	4.62

SAVINGS & LOANS
Other securities[a]		11,605,581	2.70

		11,605,581	2.70

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Cirrus Logic Inc.[b]	112,012	$939,781	0.22%
Kulicke and Soffa Industries Inc.[b]	119,847	868,891	0.20
Veeco Instruments Inc.[b]	66,484	2,892,054	0.67
Volterra Semiconductor Corp.[b]	40,401	1,014,065	0.24
Other securities[a]		14,131,688	3.28

		19,846,479	4.61

SOFTWARE
Other securities[a]		13,350,010	3.10

		13,350,010	3.10

TELECOMMUNICATIONS
RCN Corp.[b]	64,814	977,395	0.23
Other securities[a]		13,990,165	3.25

		14,967,560	3.48

TEXTILES
Other securities[a]		290,025	0.07

		290,025	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		935,885	0.22

		935,885	0.22

TRANSPORTATION
Other securities[a]		6,962,642	1.62

		6,962,642	1.62

TRUCKING & LEASING
Other securities[a]		324,399	0.08

		324,399	0.08

WATER
Other securities[a]		3,065,636	0.71

		3,065,636	0.71

TOTAL COMMON STOCKS		429,414,128	99.82
(Cost: $500,272,144)

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$2,345	0.00%

		2,345	0.00

PHARMACEUTICALS
Other securities[a]		5	0.00

		5	0.00

TOTAL RIGHTS		2,352	0.00
(Cost: $2,345)

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	30,130,875	30,130,875	7.00
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	5,455,824	5,455,824	1.27
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	450,552	450,552	0.11

		36,037,251	8.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,037,251)		36,037,251	8.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $536,311,740)		465,453,731	108.20

Other Assets, Less Liabilities		(35,264,568)	(8.20)

NET ASSETS		$430,189,163	100.00%

a	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.
b	Non-income earning security.
c	All or a portion of this security represents a security on loan. See Note 5.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,502,890	0.19%

		10,502,890	0.19

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	192,193	17,610,645	0.32
Other securities[a]		47,449,790	0.86

		65,060,435	1.18

AGRICULTURE
Lorillard Inc.	257,262	19,356,393	0.35
Other securities[a]		13,616,347	0.25

		32,972,740	0.60

AIRLINES
Delta Air Lines Inc.[b]	1,272,523	18,566,111	0.34
Other securities[a]		29,184,889	0.53

		47,751,000	0.87

APPAREL
Coach Inc.	523,722	20,697,493	0.38
Other securities[a]		33,151,153	0.60

		53,848,646	0.98

AUTO MANUFACTURERS
Other securities[a]		10,599,600	0.19

		10,599,600	0.19

AUTO PARTS & EQUIPMENT
Other securities[a]		26,107,200	0.47

		26,107,200	0.47

BANKS
Fifth Third Bancorp	1,311,419	17,822,184	0.32
SunTrust Banks Inc.	822,533	22,035,659	0.40
Other securities[a]		120,744,980	2.20

		160,602,823	2.92

BEVERAGES
Other securities[a]		62,145,532	1.13

		62,145,532	1.13

BIOTECHNOLOGY
Other securities[a]		67,157,950	1.22

		67,157,950	1.22

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$26,601,988	0.48%

		26,601,988	0.48

CHEMICALS
Ecolab Inc.	389,932	17,137,511	0.31
PPG Industries Inc.	271,266	17,740,796	0.32
Other securities[a]		119,000,614	2.17

		153,878,921	2.80

COAL
Other securities[a]		44,522,170	0.81

		44,522,170	0.81

COMMERCIAL SERVICES
Other securities[a]		172,136,857	3.13

		172,136,857	3.13

COMPUTERS
Cognizant Technology Solutions Corp. Class Ab	481,715	24,557,831	0.45
NetApp Inc.[b]	548,713	17,866,095	0.32
Other securities[a]		104,283,635	1.90

		146,707,561	2.67

COSMETICS & PERSONAL CARE
Avon Products Inc.	703,986	23,844,006	0.43
Other securities[a]		15,542,167	0.29

		39,386,173	0.72

DISTRIBUTION & WHOLESALE
Other securities[a]		51,353,153	0.93

		51,353,153	0.93

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	420,633	19,079,913	0.35
T. Rowe Price Group Inc.	421,295	23,141,734	0.42
Other securities[a]		132,740,428	2.41

		174,962,075	3.18

ELECTRIC
Consolidated Edison Inc.	452,515	20,155,018	0.37
Edison International	537,280	18,358,858	0.33
PPL Corp.	620,068	17,182,084	0.31
Progress Energy Inc.	460,142	18,111,189	0.33
Other securities[a]		204,389,303	3.72

		278,196,452	5.06

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$29,982,663	0.55%

		29,982,663	0.55

ELECTRONICS
Agilent Technologies Inc.[b]	565,644	19,452,497	0.35
Other securities[a]		96,566,155	1.76

		116,018,652	2.11

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,549,496	0.06

		3,549,496	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		54,970,625	1.00

		54,970,625	1.00

ENTERTAINMENT
Other securities[a]		24,473,081	0.45

		24,473,081	0.45

ENVIRONMENTAL CONTROL
Other securities[a]		33,087,046	0.60

		33,087,046	0.60

FOOD
ConAgra Foods Inc.	737,512	18,489,426	0.34
H.J. Heinz Co.	518,840	23,664,292	0.43
Other securities[a]		130,287,546	2.37

		172,441,264	3.14

FOREST PRODUCTS & PAPER
International Paper Co.	712,706	17,539,695	0.32
Other securities[a]		42,922,287	0.78

		60,461,982	1.10

GAS
Sempra Energy	402,447	20,082,105	0.36
Other securities[a]		34,641,583	0.63

		54,723,688	0.99

HAND & MACHINE TOOLS
Other securities[a]		26,450,944	0.48

		26,450,944	0.48

HEALTH CARE - PRODUCTS
Intuitive Surgical Inc.[b]	62,424	21,731,667	0.40
Other securities[a]		109,356,471	1.98

		131,088,138	2.38

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$102,336,553	1.86%

		102,336,553	1.86

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		7,653,265	0.14

		7,653,265	0.14

HOME BUILDERS
Other securities[a]		34,344,732	0.62

		34,344,732	0.62

HOME FURNISHINGS
Other securities[a]		15,971,360	0.29

		15,971,360	0.29

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		49,476,714	0.90

		49,476,714	0.90

HOUSEWARES
Other securities[a]		9,676,761	0.18

		9,676,761	0.18

INSURANCE
Aon Corp.	456,478	19,496,175	0.36
Hartford Financial Services Group Inc. (The)	731,576	20,791,390	0.38
Marsh & McLennan Companies Inc.	861,703	21,042,787	0.38
Progressive Corp. (The)	1,123,040	21,438,834	0.39
Other securities[a]		250,384,182	4.55

		333,153,368	6.06

INTERNET
Priceline.com Inc.[b,c]	72,480	18,482,400	0.34
Other securities[a]		79,050,721	1.43

		97,533,121	1.77

IRON & STEEL
Other securities[a]		58,983,238	1.07

		58,983,238	1.07

LEISURE TIME
Other securities[a]		21,621,735	0.39

		21,621,735	0.39

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$65,580,116	1.19%

		65,580,116	1.19

MACHINERY
Cummins Inc.	332,813	20,617,765	0.37
Other securities[a]		71,485,437	1.30

		92,103,202	1.67

MANUFACTURING
Eaton Corp.	273,089	20,691,954	0.38
Parker Hannifin Corp.	264,663	17,134,283	0.31
Other securities[a]		102,949,221	1.87

		140,775,458	2.56

MEDIA
McGraw-Hill Companies Inc. (The)	518,633	18,489,266	0.34
Other securities[a]		88,071,032	1.60

		106,560,298	1.94

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	230,957	29,264,561	0.53
Other securities[a]		10,472,537	0.19

		39,737,098	0.72

MINING
Other securities[a]		19,505,905	0.35

		19,505,905	0.35

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,166,336	21,121,776	0.39
Other securities[a]		8,324,589	0.15

		29,446,365	0.54

OIL & GAS
Murphy Oil Corp.	314,588	17,676,700	0.32
Noble Energy Inc.	285,867	20,868,291	0.38
Other securities[a]		190,168,315	3.46

		228,713,306	4.16

OIL & GAS SERVICES
Cameron International Corp.[b]	396,669	17,001,233	0.31
Smith International Inc.	407,958	17,468,762	0.32
Other securities[a]		51,653,383	0.94

		86,123,378	1.57

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$53,578,415	0.97%

		53,578,415	0.97

PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	337,210	17,545,036	0.32
Other securities[a]		138,197,767	2.51

		155,742,803	2.83

PIPELINES
Spectra Energy Corp.	1,063,584	23,962,548	0.44
Other securities[a]		38,667,695	0.70

		62,630,243	1.14

REAL ESTATE
Other securities[a]		19,528,293	0.36

		19,528,293	0.36

REAL ESTATE INVESTMENTTRUSTS
Boston Properties Inc.	228,459	17,234,947	0.31
Equity Residential	451,560	17,678,574	0.32
Public Storage	221,646	20,389,216	0.37
Vornado Realty Trust	253,702	19,205,241	0.35
Other securities[a]		227,558,834	4.14

		302,066,812	5.49

RETAIL
Bed Bath & Beyond Inc.[b]	430,182	18,824,764	0.34
TJX Companies Inc. (The)	681,488	28,976,870	0.53
Other securities[a]		247,324,964	4.50

		295,126,598	5.37

SAVINGS & LOANS
Other securities[a]		43,308,152	0.79

		43,308,152	0.79

SEMICONDUCTORS
Marvell Technology Group Ltd.[b]	849,153	17,305,738	0.32
Other securities[a]		204,162,438	3.71

		221,468,176	4.03

SOFTWARE
Intuit Inc.[b]	532,745	18,294,463	0.33
Other securities[a]		196,085,332	3.57

		214,379,795	3.90

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
CenturyTel Inc.	489,204	$17,347,174	0.32%
Crown Castle International Corp.[b]	479,610	18,335,490	0.33
Other securities[a]		111,008,564	2.02

		146,691,228	2.67

TEXTILES
Other securities[a]		11,099,729	0.20

		11,099,729	0.20

TOYS, GAMES & HOBBIES
Other securities[a]		21,336,777	0.39

		21,336,777	0.39

TRANSPORTATION
Other securities[a]		63,509,054	1.15

		63,509,054	1.15

TRUCKING & LEASING
Other securities[a]		2,227,165	0.04

		2,227,165	0.04

WATER
Other securities[a]		6,414,610	0.12

		6,414,610	0.12

TOTAL COMMON STOCKS
(Cost: $5,461,252,085)		5,490,145,568	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	303,646,283	303,646,283	5.52
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	54,981,493	54,981,493	1.00
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	6,764,204	6,764,204	0.12

		365,391,980	6.64

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,391,980)	$365,391,980	6.64%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,826,644,065)	5,855,537,548	106.46

Other Assets, Less Liabilities	(355,392,263)	(6.46)

NET ASSETS	$5,500,145,285	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Goodrich Corp.	248,657	$17,535,292	0.54%
Rockwell Collins Inc.	318,128	19,911,631	0.61
Other securities[a]		14,086,897	0.44

		51,533,820	1.59

AGRICULTURE
Lorillard Inc.	276,708	20,819,510	0.64

		20,819,510	0.64

AIRLINES
Delta Air Lines Inc.[b]	1,550,558	22,622,641	0.70
Other securities[a]		22,042,248	0.68

		44,664,889	1.38

APPAREL
Coach Inc.	638,371	25,228,422	0.78
Other securities[a]		26,732,757	0.82

		51,961,179	1.60

AUTO MANUFACTURERS
Other securities[a]		5,673,464	0.18

		5,673,464	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		18,987,409	0.59

		18,987,409	0.59

BANKS
Other securities[a]		2,976,433	0.09

		2,976,433	0.09

BEVERAGES
Coca-Cola Enterprises Inc.	529,264	14,639,442	0.45
Other securities[a]		22,326,899	0.69

		36,966,341	1.14

BIOTECHNOLOGY
Life Technologies Corp.[b]	312,018	16,309,181	0.51
Vertex Pharmaceuticals Inc.[b]	390,931	15,977,350	0.49
Other securities[a]		45,974,603	1.42

		78,261,134	2.42

BUILDING MATERIALS
Other securities[a]		17,225,286	0.53

		17,225,286	0.53

Security	Shares	Value	% of Net Assets
CHEMICALS
Ecolab Inc.	475,047	$20,878,316	0.65%
Other securities[a]		79,649,302	2.45

		100,527,618	3.10

COAL
Other securities[a]		44,135,435	1.36

		44,135,435	1.36

COMMERCIAL SERVICES
Apollo Group Inc. Class Ab	266,312	16,322,262	0.50
Other securities[a]		141,339,654	4.37

		157,661,916	4.87

COMPUTERS
Cognizant Technology Solutions Corp. Class Ab	587,418	29,946,570	0.92
NetApp Inc.[b]	668,545	21,767,825	0.67
Seagate Technology[b]	888,778	16,229,086	0.50
Western Digital Corp.[b]	404,898	15,786,973	0.49
Other securities[a]		52,851,920	1.64

		136,582,374	4.22

COSMETICS & PERSONAL CARE
Avon Products Inc.	858,420	29,074,685	0.89
Other securities[a]		18,332,659	0.57

		47,407,344	1.46

DISTRIBUTION & WHOLESALE
Other securities[a]		33,511,976	1.03

		33,511,976	1.03

DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.[b]	146,836	16,472,062	0.51
T. Rowe Price Group Inc.	513,678	28,216,333	0.87
Other securities[a]		67,843,595	2.09

		112,531,990	3.47

ELECTRIC
PPL Corp.	755,445	20,933,381	0.65
Other securities[a]		52,955,870	1.63

		73,889,251	2.28

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$21,729,470	0.67%

		21,729,470	0.67

ELECTRONICS
Agilent Technologies Inc.[b]	689,311	23,705,405	0.73
Amphenol Corp. Class A	345,349	14,570,274	0.45
Other securities[a]		76,702,060	2.37

		114,977,739	3.55

ENGINEERING & CONSTRUCTION
Fluor Corp.	360,983	16,789,319	0.52
Other securities[a]		34,813,717	1.07

		51,603,036	1.59

ENTERTAINMENT
Other securities[a]		12,513,431	0.39

		12,513,431	0.39

ENVIRONMENTAL CONTROL
Other securities[a]		26,133,474	0.81

		26,133,474	0.81

FOOD
H.J. Heinz Co.	512,138	23,358,614	0.72
Other securities[a]		50,240,072	1.55

		73,598,686	2.27

FOREST PRODUCTS & PAPER
Other securities[a]		7,823,634	0.24

		7,823,634	0.24

HAND & MACHINE TOOLS
Other securities[a]		1,379,382	0.04

		1,379,382	0.04

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	199,337	17,266,571	0.53
Intuitive Surgical Inc.[b,c]	76,089	26,488,864	0.82
Other securities[a]		94,821,051	2.93

		138,576,486	4.28

HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[b,c]	218,346	16,530,976	0.51
Quest Diagnostics Inc.	311,903	18,180,826	0.56
Other securities[a]		47,822,104	1.48

		82,533,906	2.55

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$3,403,014	0.11%

		3,403,014	0.11

HOME BUILDERS
Other securities[a]		4,591,253	0.14

		4,591,253	0.14

HOME FURNISHINGS
Other securities[a]		3,650,197	0.11

		3,650,197	0.11

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	248,685	15,950,656	0.49
Other securities[a]		15,203,458	0.47

		31,154,114	0.96

HOUSEWARES
Other securities[a]		4,682,940	0.14

		4,682,940	0.14

INSURANCE
Principal Financial Group Inc.	623,809	18,221,461	0.56
Other securities[a]		41,510,194	1.28

		59,731,655	1.84

INTERNET
Priceline.com Inc.[b,c]	88,321	22,521,855	0.70
Other securities[a]		75,152,567	2.32

		97,674,422	3.02

IRON & STEEL
Other securities[a]		3,586,895	0.11

		3,586,895	0.11

LEISURE TIME
Other securities[a]		7,131,023	0.22

		7,131,023	0.22

LODGING
Other securities[a]		30,324,009	0.94

		30,324,009	0.94

MACHINERY
Other securities[a]		47,246,670	1.46

		47,246,670	1.46

MANUFACTURING
Other securities[a]		57,843,367	1.79

		57,843,367	1.79

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
MEDIA
Discovery Communications Inc. Series Cb	527,379	$15,510,216	0.48%
McGraw-Hill Companies Inc. (The)	631,925	22,528,126	0.70
Other securities[a]		9,606,841	0.29

		47,645,183	1.47

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	281,749	35,700,415	1.10
Other securities[a]		3,527,150	0.11

		39,227,565	1.21

MINING
Other securities[a]		3,788,620	0.12

		3,788,620	0.12

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,357,108	0.17

		5,357,108	0.17

OIL & GAS
Other securities[a]		80,322,746	2.48

		80,322,746	2.48

OIL & GAS SERVICES
Cameron International Corp.[b]	444,446	19,048,956	0.59
FMC Technologies Inc.[b]	249,176	16,104,245	0.50
Other securities[a]		26,368,990	0.81

		61,522,191	1.90

PACKAGING & CONTAINERS
Other securities[a]		31,128,946	0.96

		31,128,946	0.96

PHARMACEUTICALS
AmerisourceBergen Corp.	503,214	14,552,949	0.45
Hospira Inc.[b]	322,221	18,253,820	0.56
Other securities[a]		95,602,818	2.95

		128,409,587	3.96

PIPELINES
Other securities[a]		4,247,632	0.13

		4,247,632	0.13

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$14,501,112	0.45%

		14,501,112	0.45

REAL ESTATE INVESTMENT TRUSTS
Public Storage	270,155	24,851,558	0.77
Other securities[a]		30,122,037	0.93

		54,973,595	1.70

RETAIL
Bed Bath & Beyond Inc.[b]	524,179	22,938,073	0.71
TJX Companies Inc. (The)	831,386	35,350,533	1.09
Other securities[a]		207,440,756	6.40

		265,729,362	8.20

SAVINGS & LOANS
Other securities[a]		9,189,651	0.28

		9,189,651	0.28

SEMICONDUCTORS
Analog Devices Inc.	584,589	16,847,855	0.52
Cree Inc.[b]	208,197	14,619,593	0.45
Marvell Technology Group Ltd.[b]	930,742	18,968,522	0.59
NVIDIA Corp.[b,c]	1,096,911	19,064,313	0.59
Other securities[a]		136,899,337	4.22

		206,399,620	6.37

SOFTWARE
Citrix Systems Inc.[b]	363,291	17,245,424	0.53
Fiserv Inc.[b]	313,713	15,924,072	0.49
Intuit Inc.[b]	649,111	22,290,472	0.69
Paychex Inc.	646,472	19,846,690	0.61
Salesforce.com Inc.[b,c]	218,364	16,257,200	0.50
Other securities[a]		144,985,004	4.48

		236,548,862	7.30

TELECOMMUNICATIONS
Other securities[a]		52,378,526	1.62

		52,378,526	1.62

TEXTILES
Other securities[a]		1,347,365	0.04

		1,347,365	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		18,460,432	0.57

		18,460,432	0.57

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
TRANSPORTATION
C.H. Robinson
Worldwide Inc.	340,288	$19,005,085	0.59%
Expeditors International of Washington Inc.	428,122	15,806,264	0.49
Other securities[a]		19,586,871	0.60

		54,398,220	1.68

TRUCKING & LEASING
Other securities[a]		1,175,681	0.04

		1,175,681	0.04

WATER
Other securities[a]		397,316	0.01

		397,316	0.01

TOTAL COMMON STOCKS
(Cost: $3,132,980,867)		3,234,355,492	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	228,732,076	228,732,076	7.06
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	41,416,713	41,416,713	1.28
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	3,081,459	3,081,459	0.09

		273,230,248	8.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,230,248)		273,230,248	8.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,406,211,115)		3,507,585,740	108.27

Other Assets, Less Liabilities		(267,904,541)	(8.27)

NET ASSETS		$3,239,681,199	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,420,624	0.37%

		10,420,624	0.37

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	191,037	17,504,720	0.62
Other securities[a]		5,156,483	0.18

		22,661,203	0.80

AGRICULTURE
Bunge Ltd.[b]	219,467	13,525,751	0.48
Other securities[a]		2,265,476	0.08

		15,791,227	0.56

AIRLINES
Other securities[a]		11,076,086	0.39

		11,076,086	0.39

APPAREL
Other securities[a]		11,193,467	0.39

		11,193,467	0.39

AUTO MANUFACTURERS
Other securities[a]		5,873,665	0.21

		5,873,665	0.21

AUTO PARTS & EQUIPMENT
Other securities[a]		10,607,503	0.37

		10,607,503	0.37

BANKS
Fifth Third Bancorp	1,303,474	17,714,212	0.62
Regions Financial Corp.	1,889,284	14,830,879	0.52
SunTrust Banks Inc.	818,018	21,914,702	0.77
Other securities[a]		102,965,798	3.64

		157,425,591	5.55

BEVERAGES
Dr Pepper Snapple Group Inc.	415,290	14,605,749	0.52
Other securities[a]		17,019,352	0.60

		31,625,101	1.12

BIOTECHNOLOGY
Other securities[a]		3,122,877	0.11

		3,122,877	0.11

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$12,460,919	0.44%

		12,460,919	0.44

CHEMICALS
PPG Industries Inc.	269,630	17,633,802	0.62
Other securities[a]		53,567,914	1.89

		71,201,716	2.51

COAL
Other securities[a]		7,755,387	0.27

		7,755,387	0.27

COMMERCIAL SERVICES
Other securities[a]		42,732,372	1.51

		42,732,372	1.51

COMPUTERS
Computer Sciences Corp.[c]	247,709	13,497,663	0.48
Other securities[a]		21,096,564	0.74

		34,594,227	1.22

COSMETICS & PERSONAL CARE
Other securities[a]		556,394	0.02

		556,394	0.02

DISTRIBUTION & WHOLESALE
Other securities[a]		23,794,364	0.84

		23,794,364	0.84

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	385,005	17,463,827	0.62
Discover Financial Services	875,910	13,051,059	0.46
Invesco Ltd.	628,479	13,769,975	0.48
Other securities[a]		38,138,393	1.35

		82,423,254	2.91

ELECTRIC
Consolidated Edison Inc.	449,983	20,042,243	0.71
Edison International	534,087	18,249,753	0.64
Progress Energy Inc.	457,400	18,003,264	0.63
Xcel Energy Inc.	746,517	15,826,160	0.56
Other securities[a]		144,965,475	5.12

		217,086,895	7.66

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$12,141,928	0.43%

		12,141,928	0.43

ELECTRONICS
Other securities[a]		21,686,834	0.77

		21,686,834	0.77

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,522,807	0.12

		3,522,807	0.12

ENGINEERING & CONSTRUCTION
Other securities[a]		12,635,064	0.45

		12,635,064	0.45

ENTERTAINMENT
Other securities[a]		14,198,795	0.50

		14,198,795	0.50

ENVIRONMENTAL CONTROL
Other securities[a]		11,702,797	0.41

		11,702,797	0.41

FOOD
ConAgra Foods Inc.	733,140	18,379,820	0.65
Safeway Inc.	637,426	15,846,410	0.56
Other securities[a]		77,496,362	2.73

		111,722,592	3.94

FOREST PRODUCTS & PAPER
International Paper Co.	708,439	17,434,684	0.62
Weyerhaeuser Co.	346,234	15,674,013	0.55
Other securities[a]		20,630,903	0.73

		53,739,600	1.90

GAS
Sempra Energy	400,612	19,990,539	0.71
Other securities[a]		34,482,211	1.21

		54,472,750	1.92

HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	255,340	14,659,069	0.52
Other securities[a]		10,485,780	0.37

		25,144,849	0.89

HEALTH CARE - PRODUCTS
Other securities[a]		17,435,735	0.62

		17,435,735	0.62

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$34,762,014	1.23%

		34,762,014	1.23

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		4,800,065	0.17

		4,800,065	0.17

HOME BUILDERS
Other securities[a]		30,328,738	1.07

		30,328,738	1.07

HOME FURNISHINGS
Other securities[a]		12,976,702	0.46

		12,976,702	0.46

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		23,928,733	0.84

		23,928,733	0.84

HOUSEWARES
Other securities[a]		5,823,014	0.21

		5,823,014	0.21

INSURANCE
Aon Corp.	453,869	19,384,745	0.68
CIGNA Corp.	417,761	15,281,697	0.54
Hartford Financial Services Group Inc. (The)	728,246	20,696,751	0.73
Marsh & McLennan Companies Inc.	792,555	19,354,193	0.68
Progressive Corp. (The)	1,002,733	19,142,173	0.68
Unum Group	542,176	13,429,700	0.47
Other securities[a]		175,694,877	6.20

		282,984,136	9.98

INTERNET
Liberty Media Corp. - Liberty Interactive Group Series Ac	975,291	14,931,705	0.53
Other securities[a]		2,452,974	0.08

		17,384,679	0.61

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
IRON & STEEL
Cliffs Natural Resources Inc.	193,657	$13,739,964	0.49%
United States Steel Corp.[b]	234,441	14,891,692	0.53
Other securities[a]		27,121,550	0.95

		55,753,206	1.97

LEISURE TIME
Other securities[a]		15,598,586	0.55

		15,598,586	0.55

LODGING
Other securities[a]		40,372,034	1.42

		40,372,034	1.42

MACHINERY
Cummins Inc.	222,285	13,770,556	0.49
Other securities[a]		39,377,415	1.39

		53,147,971	1.88

MANUFACTURING
Eaton Corp.	271,581	20,577,692	0.73
ITT Corp.	268,549	14,396,912	0.51
Parker Hannifin Corp.	263,057	17,030,310	0.60
Other securities[a]		40,896,906	1.44

		92,901,820	3.28

MEDIA
CBS Corp. Class B NVS	994,659	13,865,546	0.49
Liberty Global Inc. Series Ac	437,503	12,757,587	0.45
Other securities[a]		40,696,397	1.43

		67,319,530	2.37

METAL FABRICATE & HARDWARE
Other securities[a]		7,502,638	0.26

		7,502,638	0.26

MINING
Other securities[a]		16,304,358	0.58

		16,304,358	0.58

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,707,061	16,643,845	0.59
Other securities[a]		8,296,936	0.29

		24,940,781	0.88

Security	Shares	Value	% of Net Assets
OIL & GAS
Murphy Oil Corp.	312,668	$17,568,815	0.62%
Noble Energy Inc.	284,271	20,751,783	0.73
Other securities[a]		124,049,096	4.38

		162,369,694	5.73

OIL & GAS SERVICES
Other securities[a]		35,604,573	1.26

		35,604,573	1.26

PACKAGING & CONTAINERS
Other securities[a]		27,955,251	0.99

		27,955,251	0.99

PHARMACEUTICALS
Forest Laboratories Inc.[c]	494,120	15,495,603	0.55
Other securities[a]		34,768,832	1.22

		50,264,435	1.77

PIPELINES
Questar Corp.	286,058	12,357,706	0.43
Spectra Energy Corp.	1,057,830	23,832,910	0.84
Other securities[a]		22,791,196	0.81

		58,981,812	2.08

REAL ESTATE
Other securities[a]		7,613,274	0.27

		7,613,274	0.27

REAL ESTATE INVESTMENTTRUSTS
Annaly Capital Management Inc.	891,817	15,321,416	0.54
Boston Properties Inc.	227,079	17,130,840	0.61
Equity Residential	448,844	17,572,243	0.62
Host Hotels & Resorts Inc.	1,071,907	15,703,438	0.55
Vornado Realty Trust	252,252	19,095,476	0.67
Other securities[a]		170,897,210	6.03

		255,720,623	9.02

RETAIL
Macy’s Inc.	688,892	14,997,179	0.53
Other securities[a]		62,222,791	2.19

		77,219,970	2.72

SAVINGS & LOANS
Other securities[a]		35,658,810	1.26

		35,658,810	1.26

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2010

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$52,260,795	1.84%

		52,260,795	1.84

SOFTWARE
Other securities[a]		20,493,598	0.72

		20,493,598	0.72

TELECOMMUNICATIONS
CenturyTel Inc.	486,229	17,241,680	0.61
Qwest Communications International Inc.	2,406,914	12,564,091	0.44
Other securities[a]		73,543,969	2.60

		103,349,740	3.65

TEXTILES
Other securities[a]		9,964,693	0.35

		9,964,693	0.35

TOYS, GAMES & HOBBIES
Other securities[a]		6,206,517	0.22

		6,206,517	0.22

TRANSPORTATION
Other securities[a]		18,924,557	0.67

		18,924,557	0.67

TRUCKING & LEASING
Other securities[a]		1,255,787	0.04

		1,255,787	0.04

WATER
Other securities[a]		6,058,604	0.21

		6,058,604	0.21

TOTAL COMMON STOCKS
(Cost: $3,088,031,016)		2,827,538,361	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	124,169,553	124,169,553	4.38
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	22,483,488	22,483,488	0.79

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.07%[d,e]	3,204,621	$3,204,621	0.11%

		149,857,662	5.28

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,857,662)		149,857,662	5.28

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,237,888,678)		2,977,396,023	105.04

Other Assets, Less Liabilities		(142,975,479)	(5.04)

NET ASSETS		$2,834,420,544	100.00%

NVS	– Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2010.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2010

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,519,512,048	$339,166,100	$449,593,787	$500,274,489
Affiliated issuers (Note 2)	54,771,316	3,837,718	5,612,379	36,037,251

Total cost of investments	$3,574,283,364	$343,003,818	$455,206,166	$536,311,740

Investments in securities, at fair value
(including securities on loana ) (Note 1):
Unaffiliated issuers	$3,041,669,751	$327,316,062	$369,431,267	$429,416,480
Affiliated issuers (Note 2)	54,267,167	3,850,832	5,499,496	36,037,251

Total fair value of investments	3,095,936,918	331,166,894	374,930,763	465,453,731
Receivables:
Investment securities sold	5,877,760	136,180	1,206,962	3,867,625
Dividends and interest	3,939,443	381,888	522,551	559,457
Capital shares sold	36,731	–	–	–

Total Assets	3,105,790,852	331,684,962	376,660,276	469,880,813

LIABILITIES
Payables:
Investment securities purchased	6,108,243	219,975	1,264,815	3,886,723
Collateral for securities on loan (Note 5)	42,269,258	3,456,524	3,132,647	35,586,699
Capital shares redeemed	1,129,651	–	–	8,586
Investment advisory fees (Note 2)	514,625	68,886	78,665	209,642

Total Liabilities	50,021,777	3,745,385	4,476,127	39,691,650

NET ASSETS	$3,055,769,075	$327,939,577	$372,184,149	$430,189,163

Net assets consist of:
Paid-in capital	$3,815,826,509	$426,060,317	$534,933,933	$578,112,913
Undistributed net investment income	796,238	85,145	73,148	61,563
Accumulated net realized loss	(282,507,226)	(86,368,961)	(82,547,529)	(77,127,304)
Net unrealized depreciation	(478,346,446)	(11,836,924)	(80,275,403)	(70,858,009)

NET ASSETS	$3,055,769,075	$327,939,577	$372,184,149	$430,189,163

Shares outstanding[b]	44,350,000	7,750,000	4,650,000	10,000,000

Net asset value per share	$68.90	$42.31	$80.04	$43.02

[a]	Securities on loan with values of $40,579,028, $3,307,227, $3,014,042 and $32,790,844, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2010

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,461,252,085	$3,132,980,867	$3,088,031,016
Affiliated issuers (Note 2)	365,391,980	273,230,248	149,857,662

Total cost of investments	$5,826,644,065	$3,406,211,115	$3,237,888,678

Investments in securities, at fair value
(including securities on loana ) (Note 1):
Unaffiliated issuers	$5,490,145,568	$3,234,355,492	$2,827,538,361
Affiliated issuers (Note 2)	365,391,980	273,230,248	149,857,662

Total fair value of investments	5,855,537,548	3,507,585,740	2,977,396,023
Receivables:
Investment securities sold	13,256,210	5,885,418	10,917,751
Dividends and interest	6,791,784	2,499,163	4,791,747
Capital shares sold	159,343	410,540	–

Total Assets	5,875,744,885	3,516,380,861	2,993,105,521

LIABILITIES
Payables:
Investment securities purchased	16,016,263	5,888,918	10,974,349
Collateral for securities on loan (Note 5)	358,627,776	270,148,789	146,653,041
Capital shares redeemed	43,271	–	457,200
Investment advisory fees (Note 2)	912,290	661,955	600,387

Total Liabilities	375,599,600	276,699,662	158,684,977

NET ASSETS	$5,500,145,285	$3,239,681,199	$2,834,420,544

Net assets consist of:
Paid-in capital	$5,933,631,092	$3,729,238,639	$3,705,202,250
Undistributed net investment income	908,360	395,745	65,389
Accumulated net realized loss	(463,287,650)	(591,327,810)	(610,354,440)
Net unrealized appreciation (depreciation)	28,893,483	101,374,625	(260,492,655)

NET ASSETS	$5,500,145,285	$3,239,681,199	$2,834,420,544

Shares outstanding[b]	61,550,000	66,550,000	70,250,000

Net asset value per share	$89.36	$48.68	$40.35

[a]	Securities on loan with values of $348,047,025, $262,324,473 and $142,484,560, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2010

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$57,582,718	$5,378,732	$8,601,998	$3,652,447
Dividends from affiliated issuers (Note 2)	20,537	555	4,474	–
Interest from affiliated issuers (Note 2)	3,397	403	425	401
Securities lending income from affiliated issuers (Note 2)	1,390,331	62,268	252,472	844,852

Total investment income	58,996,983	5,441,958	8,859,369	4,497,700

EXPENSES
Investment advisory fees (Note 2)	5,701,376	825,770	890,744	1,856,093

Total expenses	5,701,376	825,770	890,744	1,856,093

Net investment income	53,295,607	4,616,188	7,968,625	2,641,607

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(144,223,131)	(52,716,675)	(54,317,094)	(48,268,403)
Investments in affiliated issuers (Note 2)	173,406	4,354	23,618	–
In-kind redemptions	139,373,804	(1,620,790)	17,058,532	43,786,948

Net realized loss	(4,675,921)	(54,333,111)	(37,234,944)	(4,481,455)

Net change in unrealized appreciation (depreciation)	1,099,798,765	181,883,558	176,851,317	142,509,757

Net realized and unrealized gain	1,095,122,844	127,550,447	139,616,373	138,028,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,148,418,451	$132,166,635	$147,584,998	$140,669,909

[a]	Net of foreign withholding tax of $254, $–, $84 and $657, respectively.

See notes to financial statements.

48	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2010

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$78,580,774	$29,932,812	$60,781,664
Interest from affiliated issuers (Note 2)	5,283	2,494	2,749
Securities lending income from affiliated issuers (Note 2)	2,134,994	885,043	1,644,116

Total investment income	80,721,051	30,820,349	62,428,529

EXPENSES
Investment advisory fees (Note 2)	8,756,550	6,142,288	6,437,342

Total expenses	8,756,550	6,142,288	6,437,342

Net investment income	71,964,501	24,678,061	55,991,187

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(261,111,829)	(434,529,964)	(460,301,166)
In-kind redemptions	136,309,654	78,841,710	219,286,129

Net realized loss	(124,802,175)	(355,688,254)	(241,015,037)

Net change in unrealized appreciation (depreciation)	2,199,484,821	1,439,501,170	1,466,751,430

Net realized and unrealized gain	2,074,682,646	1,083,812,916	1,225,736,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,146,647,147	$1,108,490,977	$1,281,727,580

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,295,607	$60,257,191	$4,616,188	$5,350,140
Net realized loss	(4,675,921)	(100,534,176)	(54,333,111)	(39,518,716)
Net change in unrealized appreciation (depreciation)	1,099,798,765	(1,231,380,079)	181,883,558	(165,445,036)

Net increase (decrease) in net assets resulting from operations	1,148,418,451	(1,271,657,064)	132,166,635	(199,613,612)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,742,679)	(60,199,290)	(4,596,882)	(5,300,457)

Total distributions to shareholders	(52,742,679)	(60,199,290)	(4,596,882)	(5,300,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	649,233,872	1,950,024,402	49,855,725	421,624,510
Cost of shares redeemed	(923,872,649)	(1,102,138,333)	(149,601,036)	(245,960,681)

Net increase (decrease) in net assets from capital share transactions	(274,638,777)	847,886,069	(99,745,311)	175,663,829

INCREASE (DECREASE) IN NET ASSETS	821,036,995	(483,970,285)	27,824,442	(29,250,240)

NET ASSETS
Beginning of year	2,234,732,080	2,718,702,365	300,115,135	329,365,375

End of year	$3,055,769,075	$2,234,732,080	$327,939,577	$300,115,135

Undistributed net investment income included in net assets at end of year	$796,238	$371,610	$85,145	$66,059

SHARES ISSUED AND REDEEMED
Shares sold	11,050,000	33,850,000	1,400,000	11,250,000
Shares redeemed	(15,150,000)	(21,050,000)	(4,150,000)	(8,200,000)

Net increase (decrease) in shares outstanding	(4,100,000)	12,800,000	(2,750,000)	3,050,000

See notes to financial statements.

50	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,968,625	$13,082,287	$2,641,607	$2,892,520
Net realized loss	(37,234,944)	(63,544,892)	(4,481,455)	(5,712,157)
Net change in unrealized appreciation (depreciation)	176,851,317	(158,425,539)	142,509,757	(133,586,502)

Net increase (decrease) in net assets resulting from operations	147,584,998	(208,888,144)	140,669,909	(136,406,139)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,895,493)	(13,291,606)	(2,638,087)	(2,951,541)

Total distributions to shareholders	(7,895,493)	(13,291,606)	(2,638,087)	(2,951,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	95,240,589	247,163,010	321,272,842	642,163,112
Cost of shares redeemed	(130,836,657)	(329,526,814)	(237,490,639)	(466,756,813)

Net increase (decrease) in net assets from capital share transactions	(35,596,068)	(82,363,804)	83,782,203	175,406,299

INCREASE (DECREASE) IN NET ASSETS	104,093,437	(304,543,554)	221,814,025	36,048,619

NET ASSETS
Beginning of year	268,090,712	572,634,266	208,375,138	172,326,519

End of year	$372,184,149	$268,090,712	$430,189,163	$208,375,138

Undistributed net investment income included in net assets at end of year	$73,148	$11,704	$61,563	$65,610

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	3,300,000	8,500,000	16,000,000
Shares redeemed	(1,850,000)	(4,300,000)	(6,350,000)	(11,850,000)

Net increase (decrease) in shares outstanding	(400,000)	(1,000,000)	2,150,000	4,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$71,964,501	$67,811,672	$24,678,061	$23,155,075
Net realized loss	(124,802,175)	(24,938,034)	(355,688,254)	(94,333,407)
Net change in unrealized appreciation (depreciation)	2,199,484,821	(2,007,081,223)	1,439,501,170	(1,142,827,196)

Net increase (decrease) in net assets resulting from operations	2,146,647,147	(1,964,207,585)	1,108,490,977	(1,214,005,528)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(71,157,778)	(69,706,590)	(24,312,375)	(23,597,970)

Total distributions to shareholders	(71,157,778)	(69,706,590)	(24,312,375)	(23,597,970)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	865,542,556	2,899,561,893	1,014,696,369	952,915,431
Cost of shares redeemed	(874,894,892)	(783,272,591)	(540,898,006)	(736,895,347)

Net increase (decrease) in net assets from capital share transactions	(9,352,336)	2,116,289,302	473,798,363	216,020,084

INCREASE (DECREASE) IN NET ASSETS	2,066,137,033	82,375,127	1,557,976,965	(1,021,583,414)

NET ASSETS
Beginning of year	3,434,008,252	3,351,633,125	1,681,704,234	2,703,287,648

End of year	$5,500,145,285	$3,434,008,252	$3,239,681,199	$1,681,704,234

Undistributed net investment income included in net assets at end of year	$908,360	$252,674	$395,745	$40,052

SHARES ISSUED AND REDEEMED
Shares sold	11,300,000	38,550,000	24,150,000	21,600,000
Shares redeemed	(13,050,000)	(11,150,000)	(13,250,000)	(19,350,000)

Net increase (decrease) in shares outstanding	(1,750,000)	27,400,000	10,900,000	2,250,000

See notes to financial statements.

52	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2010	Year ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,991,187	$65,535,240
Net realized loss	(241,015,037)	(179,383,192)
Net change in unrealized appreciation (depreciation)	1,466,751,430	(1,182,963,412)

Net increase (decrease) in net assets resulting from operations	1,281,727,580	(1,296,811,364)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(55,925,798)	(68,649,089)

Total distributions to shareholders	(55,925,798)	(68,649,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,781,683,346	2,386,666,758
Cost of shares redeemed	(1,918,605,982)	(1,931,611,534)

Net increase (decrease) in net assets from capital share transactions	(136,922,636)	455,055,224

INCREASE (DECREASE) IN NET ASSETS	1,088,879,146	(910,405,229)

NET ASSETS
Beginning of year	1,745,541,398	2,655,946,627

End of year	$2,834,420,544	$1,745,541,398

Undistributed net investment income included in net assets at end of year	$65,389	$62,215

SHARES ISSUED AND REDEEMED
Shares sold	54,650,000	67,300,000
Shares redeemed	(57,200,000)	(56,450,000)

Net increase (decrease) in shares outstanding	(2,550,000)	10,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$46.12	$76.26	$82.61	$75.57	$67.26

Income from investment operations:
Net investment income	1.12 [a]	1.36 [a]	1.39 [a]	1.31 [a]	1.16
Net realized and unrealized gain (loss)	22.78	(30.20)	(6.35)	7.00	8.26

Total from investment operations	23.90	(28.84)	(4.96)	8.31	9.42

Less distributions from:
Net investment income	(1.12)	(1.30)	(1.39)	(1.27)	(1.11)

Total distributions	(1.12)	(1.30)	(1.39)	(1.27)	(1.11)

Net asset value, end of year	$68.90	$46.12	$76.26	$82.61	$75.57

Total return	52.12%	(38.14)%	(6.15)%	11.10%	14.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,055,769	$2,234,732	$2,718,702	$2,928,652	$2,180,115
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.87%	2.23%	1.64%	1.68%	1.62%
Portfolio turnover rate[b]	6%	7%	8%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$28.58	$44.21	$45.35	$43.06	$38.01

Income from investment operations:
Net investment income	0.51 [a]	0.49 [a]	0.43 [a]	0.42 [a]	0.32
Net realized and unrealized gain (loss)	13.75	(15.67)	(1.14)	2.26	5.04

Total from investment operations	14.26	(15.18)	(0.71)	2.68	5.36

Less distributions from:
Net investment income	(0.53)	(0.45)	(0.43)	(0.39)	(0.31)

Total distributions	(0.53)	(0.45)	(0.43)	(0.39)	(0.31)

Net asset value, end of year	$42.31	$28.58	$44.21	$45.35	$43.06

Total return	50.11%	(34.48)%	(1.64)%	6.27%	14.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$327,940	$300,115	$329,365	$265,269	$226,058
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.40%	1.35%	0.90%	0.97%	0.86%
Portfolio turnover rate[b]	20%	19%	18%	17%	20%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$53.09	$94.65	$108.53	$95.62	$85.66

Income from investment operations:
Net investment income	1.55 [a]	2.28 [a]	2.47 [a]	2.29 [a]	1.91
Net realized and unrealized gain (loss)	26.95	(41.59)	(13.89)	12.82	9.93

Total from investment operations	28.50	(39.31)	(11.42)	15.11	11.84

Less distributions from:
Net investment income	(1.55)	(2.25)	(2.46)	(2.16)	(1.85)
Return of capital	–	–	–	(0.04)	(0.03)

Total distributions	(1.55)	(2.25)	(2.46)	(2.20)	(1.88)

Net asset value, end of year	$80.04	$53.09	$94.65	$108.53	$95.62

Total return	54.07%	(42.08)%	(10.75)%	15.95%	13.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$372,184	$268,091	$572,634	$694,599	$439,866
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.24%	2.93%	2.31%	2.23%	2.26%
Portfolio turnover rate[b]	24%	26%	17%	14%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$26.54	$46.57	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.31 [b]	0.42 [b]	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)	16.47	(20.01)	(12.31)	0.41	8.47

Total from investment operations	16.78	(19.59)	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.30)	(0.44)	(0.39)	(0.30)	(0.12)
Return of capital	–	–	(0.01)	(0.04)	–

Total distributions	(0.30)	(0.44)	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$43.02	$26.54	$46.57	$58.87	$58.50

Total return	63.36%	(42.29)%	(20.32)%	1.25%	17.26%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$430,189	$208,375	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	0.85%	1.14%	0.75%	0.53%	0.56%
Portfolio turnover rate[e]	35%	25%	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006

Net asset value, beginning of year	$54.25	$93.36	$103.91	$94.47	$78.85

Income from investment operations:
Net investment income	1.23 [a]	1.37 [a]	1.30 [a]	1.35 [a]	1.20
Net realized and unrealized gain (loss)	35.10	(39.16)	(10.58)	9.46	15.60

Total from investment operations	36.33	(37.79)	(9.28)	10.81	16.80

Less distributions from:
Net investment income	(1.22)	(1.32)	(1.26)	(1.28)	(1.13)
Return of capital	–	–	(0.01)	(0.09)	(0.05)

Total distributions	(1.22)	(1.32)	(1.27)	(1.37)	(1.18)

Net asset value, end of year	$89.36	$54.25	$93.36	$103.91	$94.47

Total return	67.32%	(40.76)%	(9.05)%	11.56%	21.42%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,500,145	$3,434,008	$3,351,633	$3,330,377	$2,196,368
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.64%	1.89%	1.25%	1.40%	1.49%
Portfolio turnover rate[b]	13%	14%	15%	19%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$30.22	$50.62	$53.47	$50.51	$41.48

Income from investment operations:
Net investment income	0.41 [b]	0.40 [b]	0.36 [b]	0.37 [b]	0.27
Net realized and unrealized gain (loss)	18.44	(20.40)	(2.86)	2.97	9.02

Total from investment operations	18.85	(20.00)	(2.50)	3.34	9.29

Less distributions from:
Net investment income	(0.39)	(0.40)	(0.34)	(0.38)	(0.26)
Return of capital	–	–	(0.01)	–	–

Total distributions	(0.39)	(0.40)	(0.35)	(0.38)	(0.26)

Net asset value, end of year	$48.68	$30.22	$50.62	$53.47	$50.51

Total return	62.58%	(39.66)%	(4.74)%	6.66%	22.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,239,681	$1,681,704	$2,703,288	$1,817,931	$1,581,016
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.00%	0.97%	0.64%	0.73%	0.64%
Portfolio turnover rate[c]	28%	34%	25%	30%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]

Net asset value, beginning of year	$23.98	$42.87	$50.96	$44.48	$37.72

Income from investment operations:
Net investment income	0.73 [b]	0.91 [b]	0.93 [b]	0.96 [b]	0.82
Net realized and unrealized gain (loss)	16.38	(18.85)	(8.07)	6.48	6.74

Total from investment operations	17.11	(17.94)	(7.14)	7.44	7.56

Less distributions from:
Net investment income	(0.74)	(0.95)	(0.94)	(0.88)	(0.77)
Return of capital	–	–	(0.01)	(0.08)	(0.03)

Total distributions	(0.74)	(0.95)	(0.95)	(0.96)	(0.80)

Net asset value, end of year	$40.35	$23.98	$42.87	$50.96	$44.48

Total return	71.91%	(42.36)%	(14.22)%	16.91%	20.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,834,421	$1,745,541	$2,655,947	$3,409,244	$2,074,923
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.17%	2.62%	1.89%	2.05%	2.18%
Portfolio turnover rate[c]	27%	38%	22%	25%	11%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of March 31, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

62	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2010, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Accumulated Losses
Russell 3000	$793,368	$(564,308,446)	$(196,542,356)	$(760,057,434)
Russell 3000 Growth	84,585	(14,915,599)	(83,289,726)	(98,120,740)
Russell 3000 Value	76,029	(90,942,906)	(71,882,907)	(162,749,784)
Russell Microcap	105,744	(77,325,043)	(70,704,451)	(147,923,750)
Russell Midcap	805,349	(160,762,836)	(273,528,320)	(433,485,807)
Russell Midcap Growth	364,190	61,281,680	(551,203,310)	(489,557,440)
Russell Midcap Value	65,389	(312,128,159)	(558,718,936)	(870,781,706)

For the years ended March 31, 2010 and March 31, 2009, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2010.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2009 to March 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2011, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000	$7,609,469
Russell 3000 Growth	220,230
Russell 3000 Value	1,101,870
Russell Microcap	243,703
Russell Midcap	7,457,982
Russell Midcap Growth	469,258
Russell Midcap Value	10,057,885

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Russell 3000	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$126,187,428	$188,932,887
Russell 3000 Growth	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	55,612,220	83,069,496
Russell 3000 Value	342,926	144,266	–	309,470	290,191	467,125	19,166,670	50,060,389	70,781,037
Russell Microcap	–	–	–	83,822	758,530	4,726,853	14,316,649	50,574,894	70,460,748
Russell Midcap	564,856	1,554,124	–	–	2,966,359	9,494,772	50,284,490	201,205,737	266,070,338
Russell Midcap Growth	686,773	2,148,153	–	17,096,686	–	3,965,198	105,000,158	421,837,084	550,734,052
Russell Midcap Value	–	1,606,781	–	–	1,114,118	13,253,157	182,452,977	350,234,018	548,661,051

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2010 are disclosed in the Funds’ Statements of Operations.

64	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$3,660,245,364	$65,902,870	$(630,211,316)	$(564,308,446)
Russell 3000 Growth	346,082,493	20,076,522	(34,992,121)	(14,915,599)
Russell 3000 Value	465,873,669	13,305,928	(104,248,834)	(90,942,906)
Russell Microcap	542,778,774	23,557,668	(100,882,711)	(77,325,043)
Russell Midcap	6,016,300,384	366,941,715	(527,704,551)	(160,762,836)
Russell Midcap Growth	3,446,304,060	335,210,985	(273,929,305)	61,281,680
Russell Midcap Value	3,289,524,182	141,439,470	(453,567,629)	(312,128,159)

Management has reviewed the tax positions as of March 31, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2010, BTC earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$1,273,038
Russell 3000 Growth	49,304
Russell 3000 Value	240,683
Russell Microcap	628,552
Russell Midcap	1,799,057
Russell Midcap Growth	753,265
Russell Midcap Value	1,366,825

Cross trades for the year ended March 31, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

66	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments), during the period December 1, 2009 to March 31, 2010 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell 3000
BlackRock Inc.	5,203	3,575	1,075	7,703	$1,677,405	$7,712	$63,661
BlackRock Kelso Capital Corp.	2,561	243	420	2,384	23,745	1,532	(256)
PNC Financial Services Group Inc. (The)	118,890	25,811	19,969	124,732	7,446,500	11,293	110,001

					$9,147,650	$20,537	$173,406

Russell 3000 Growth
BlackRock Inc.	373	254	76	551	$119,986	$555	$4,354

Russell 3000 Value
BlackRock Inc.	833	507	94	1,246	$271,329	$1,259	$4,085
BlackRock Kelso Capital Corp.	589	12	48	553	5,508	364	59
PNC Financial Services Group Inc. (The)	28,985	4,109	2,767	30,327	1,810,522	2,851	19,474

					$2,087,359	$4,474	$23,618

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$190,239,279	$158,807,489
Russell 3000 Growth	67,439,966	65,140,508
Russell 3000 Value	89,797,823	84,334,161
Russell Microcap	113,074,379	108,318,977
Russell Midcap	633,012,522	582,778,814
Russell Midcap Growth	718,411,040	693,646,345
Russell Midcap Value	711,843,470	687,547,273

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$646,522,664	$918,862,135
Russell 3000 Growth	49,699,718	149,120,548
Russell 3000 Value	94,652,498	130,241,744
Russell Microcap	319,455,017	236,268,747
Russell Midcap	859,556,019	870,239,047
Russell Midcap Growth	1,007,730,763	537,743,129
Russell Midcap Value	1,768,071,597	1,901,002,811

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of March 31, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of March 31, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

68	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index, iShares Russell 3000 Growth Index, iShares Russell 3000 Value Index, iShares Russell Microcap Index, iShares Russell Midcap Index, iShares Russell Midcap Growth Index, and iShares Russell Midcap Value Index Funds (the “Funds”), at March 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 24, 2010

70	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2010 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	100.00%
Russell 3000 Growth	100.00
Russell 3000 Value	96.79
Russell Microcap	100.00
Russell Midcap	86.66
Russell Midcap Growth	100.00
Russell Midcap Value	78.13

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2010:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$52,742,679
Russell 3000 Growth	4,596,882
Russell 3000 Value	7,875,934
Russell Microcap	2,638,087
Russell Midcap	65,103,672
Russell Midcap Growth	24,312,375
Russell Midcap Value	46,655,119

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	71

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts fortax reporting purposes will depend upon each Fund’s investment experience during the yearand may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$1.10857	$–	$0.01233	$1.12090	99%	–%	1%	100%
Russell 3000 Growth	$0.52089	$–	$0.00531	$0.52620	99%	–%	1%	100%
Russell 3000 Value	$1.52590	$–	$0.02068	$1.54658	99%	–%	1%	100%
Russell Microcap	$0.28984	$–	$0.00682	$0.29666	98%	–%	2%	100%
Russell Midcap	$1.17380	$–	$0.04369	$1.21749	96%	–%	4%	100%
Russell Midcap Growth	$0.38835	$–	$0.00660	$0.39495	98%	–%	2%	100%
Russell Midcap Value	$0.70674	$–	$0.03263	$0.73937	96%	–%	4%	100%

72	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

On November 4, 2009, a special meeting of shareholders of iShares Trust was called to consider, among otherproposals, the approval of a new advisory agreement between the Trust and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which tookeffect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc.

The shareholder meeting for the iShares Russell 3000 Growth Index Fund was subsequently adjourned until November 19, 2009, at which time the shareholders of this Fund approved the new advisory agreement. The results of the shareholder vote were as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
4,205,094	81,690	77,748	584,791

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	73

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendarquarter-end. The specific periods covered foreach Fund are disclosed in the table for such Fund.

Each line in the table shows the numberof trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	8	0.60
Between 0.5% and – 0.5%	1,295	98.18
Less than – 0.5% and Greater than – 1.0%	2	0.15
Less than – 1.0% and Greater than – 1.5%	4	0.30
Less than – 1.5%	1	0.08

	1,319	100.00%

74	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and – 0.5%	1,293	98.04
Less than – 0.5% and Greater than – 1.0%	4	0.30
Less than – 1.0% and Greater than – 1.5%	3	0.23
Less than – 1.5%	2	0.15

	1,319	100.00%

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and – 0.5%	1,292	97.95
Less than – 0.5% and Greater than – 1.0%	5	0.38
Less than – 1.0% and Greater than – 1.5%	2	0.15
Less than – 1.5% and Greater than – 2.0%	3	0.23
Less than – 2.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Microcap Index Fund

Period Covered: October 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.27%
Greater than 2.5% and Less than 3.0%	1	0.09
Greater than 2.0% and Less than 2.5%	3	0.27
Greater than 1.5% and Less than 2.0%	2	0.18
Greater than 1.0% and Less than 1.5%	6	0.53
Greater than 0.5% and Less than 1.0%	16	1.42
Between 0.5% and – 0.5%	1,069	94.58
Less than – 0.5% and Greater than – 1.0%	21	1.86
Less than – 1.0% and Greater than – 1.5%	4	0.35
Less than – 1.5% and Greater than – 2.0%	2	0.18
Less than – 2.0% and Greater than – 2.5%	2	0.18
Less than – 2.5% and Greater than – 3.0%	1	0.09

	1,130	100.00%

iShares Russell Midcap Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and – 0.5%	1,295	98.18
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,319	100.00%

76	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and – 0.5%	1,289	97.72
Less than –0.5% and Greater than – 1.0%	3	0.23
Less than –1.0% and Greater than – 1.5%	3	0.23
Less than –1.5% and Greater than – 2.0%	3	0.23
Less than –2.0% and Greater than – 2.5%	1	0.08

	1,319	100.00%

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2005 through March 31, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	16	1.21
Between 0.5% and – 0.5%	1,277	96.81
Less than – 0.5% and Greater than – 1.0%	4	0.30
Less than – 1.0% and Greater than – 1.5%	2	0.15
Less than – 1.5% and Greater than – 2.0%	2	0.15
Less than – 2.0% and Greater than – 2.5%	1	0.08
Less than – 2.5% and Greater than – 3.0%	1	0.08
Less than – 3.0%	2	0.15

	1,319	100.00%

SUPPLEMENTAL INFORMATION	77

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board ofTrustees has responsibility forthe overall management and operations ofthe Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio (“MIP”), each an open-end management investment company registered underthe 1940 Act, are considered members of the same fund complex, as defined in Form N-1A underthe 1940 Act. Each Trustee of iShares Trust also serves as a DirectorforiShares, Inc. and, as a result, oversees 200 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officeris c/o BlackRock, Inc., 400 Howard Street, San Francisco,CA94105. The address ofMr.Kapito is c/o BlackRock, Inc., ParkAvenue Plaza, 55 East 52nd Street, New York, NY10055. The Board has designated George G.C. Parkeras its Independent Chairman. Additional information about the Funds’Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Robert S. Kapito (53)	Trustee (since 2009)	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors Periwinkle Theatre forYouth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

**Michael Latham (44)	Trustee (since 2010); President (since 2007).	Managing Director, BTC (since 2009); Head of Americas iShares, BGI (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

*	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
**	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

78	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Directorof iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Directorof Continental Airlines Inc. (since 1996); Directorof Community First Financial Group (since 1995); DirectorofTejon Ranch Company (since 1999); DirectorofThreshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).	Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (66)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Directorof iShares, Inc. (since 2005); Directorof GMAM Absolute Return Strategies Fund LLC (1 portfolio) (since 2002); Directorof Citigroup Alternative Investments Multi-AdviserHedge Fund Portfolios LLC (1 portfolio) (since 2002); Directorof CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan (54)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

TRUSTEE AND OFFICER INFORMATION	79

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John E. Martinez (48)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder ofThe Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

80	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (57)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President, Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (50)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (42)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (47)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (44)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (37)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	81

Notes:

82	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Funds
iShares MSCI USA	EUSA

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

84	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFEValue	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademarkof BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE”is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua”is a trade- and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-2704-0510

86	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it's a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

The Funds' complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-36-0310

iShares® BLACKROCK

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2010, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-seven series of the Registrant for which the fiscal year-end is March 31, 2010 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $671,047 for the fiscal year ended March 31, 2009 and $786,739 for the fiscal year ended March 31, 2010.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $145,580 for the fiscal year ended March 31, 2009 and $178,695 for the fiscal year ended March 31, 2010.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,301,753 for the fiscal year ended March 31, 2009 and $4,173,369 for the fiscal year ended March 31, 2010.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie.

Item 6.	Investments.

(a)	Full Schedules of Investments are attached.

(b)	Not applicable.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.24%
Harte-Hanks Inc.	298,405	$3,837,488
Lamar Advertising Co. Class A(a)(b)	414,356	14,233,129

		18,070,617
AEROSPACE & DEFENSE – 0.59%
Alliant Techsystems Inc.(a)	256,239	20,832,231
BE Aerospace Inc.(a)	793,518	24,162,623

		44,994,854
AGRICULTURE – 0.13%
Universal Corp.	190,587	10,042,029

		10,042,029
AIRLINES – 0.34%
AirTran Holdings Inc.(a)(b)	1,051,197	5,340,081
Alaska Air Group Inc.(a)	277,337	11,434,605
JetBlue Airways Corp.(a)	1,609,635	8,981,763

		25,756,449
APPAREL – 1.17%
Guess? Inc.	451,859	21,228,336
Hanesbrands Inc.(a)	740,610	20,603,770
Phillips-Van Heusen Corp.	401,782	23,046,216
Timberland Co. Class A(a)	339,522	7,245,399
Warnaco Group Inc. (The)(a)	355,181	16,945,686

		89,069,407
AUTO MANUFACTURERS – 0.37%
Oshkosh Corp.(a)	695,201	28,044,408

		28,044,408
AUTO PARTS & EQUIPMENT – 0.46%
BorgWarner Inc.(a)	907,849	34,661,675

		34,661,675
BANKS – 3.75%
Associated Banc-Corp	1,340,187	18,494,581
BancorpSouth Inc.	570,302	11,953,530
Bank of Hawaii Corp.	372,902	16,761,945
Cathay General Bancorp(b)	610,627	7,113,805
City National Corp.	336,434	18,157,343
Commerce Bancshares Inc.	566,719	23,314,820
Cullen/Frost Bankers Inc.	466,332	26,021,326
FirstMerit Corp.	676,736	14,597,195
Fulton Financial Corp.	1,370,671	13,967,137
International Bancshares Corp.(b)	402,708	9,258,257
PacWest Bancorp	232,208	5,298,987
Prosperity Bancshares Inc.	362,071	14,844,911
SVB Financial Group(a)(b)	321,746	15,012,668

Synovus Financial Corp.	3,810,887	12,537,818
TCF Financial Corp.(b)	956,434	15,245,558
Trustmark Corp.	441,042	10,774,656
Valley National Bancorp(b)	1,188,140	18,261,712
Webster Financial Corp.	518,503	9,068,617
Westamerica Bancorporation(b)	227,251	13,101,020
Wilmington Trust Corp.(b)	685,914	11,365,595

		285,151,481
BEVERAGES – 0.66%
Green Mountain Coffee Roasters Inc.(a)(b)	271,560	26,292,439
Hansen Natural Corp.(a)	547,564	23,753,326

		50,045,765
BIOTECHNOLOGY – 1.36%
Affymetrix Inc.(a)	553,397	4,061,934
Bio-Rad Laboratories Inc. Class A(a)	149,765	15,503,673
Charles River Laboratories International Inc.(a)	511,330	20,100,382
Vertex Pharmaceuticals Inc.(a)	1,557,267	63,645,502

		103,311,491
BUILDING MATERIALS – 0.61%
Lennox International Inc.	379,949	16,839,340
Martin Marietta Materials Inc.(b)	351,958	29,406,091

		46,245,431
CHEMICALS – 3.47%
Albemarle Corp.	709,076	30,227,910
Ashland Inc.	606,150	31,986,535
Cabot Corp.	506,849	15,408,210
Cytec Industries Inc.	378,280	17,680,807
Intrepid Potash Inc.(a)(b)	320,539	9,721,948
Lubrizol Corp.	530,996	48,702,953
Minerals Technologies Inc.	145,342	7,534,529
Olin Corp.	611,023	11,988,271
RPM International Inc.	1,005,098	21,448,791
Sensient Technologies Corp.	383,000	11,129,980
Terra Industries Inc.	775,144	35,470,589
Valspar Corp. (The)	772,526	22,774,066

		264,074,589
COAL – 0.54%
Arch Coal Inc.	1,261,650	28,828,702
Patriot Coal Corp.(a)(b)	586,789	12,005,703

		40,834,405
COMMERCIAL SERVICES – 5.27%
Aaron’s Inc.(b)	422,423	14,083,583
Alliance Data Systems Corp.(a)(b)	408,100	26,114,319
Brink’s Home Security Holdings Inc.(a)	356,358	15,163,033
Career Education Corp.(a)(b)	528,384	16,718,070
Convergys Corp.(a)	955,855	11,718,782

Corinthian Colleges Inc.(a)(b)	681,027	11,979,265
Corporate Executive Board Co. (The)	264,830	7,041,830
Corrections Corp. of America(a)	901,176	17,897,355
Deluxe Corp.	397,630	7,721,975
FTI Consulting Inc.(a)	360,466	14,173,523
Gartner Inc.(a)	469,899	10,450,554
Hewitt Associates Inc. Class A(a)	649,739	25,846,617
ITT Educational Services Inc.(a)(b)	231,218	26,007,401
Korn/Ferry International(a)	356,651	6,294,890
Lender Processing Services Inc.	739,713	27,924,166
Manpower Inc.	610,850	34,891,752
Navigant Consulting Inc.(a)	390,778	4,740,137
Pharmaceutical Product Development Inc.	919,736	21,843,730
Rent-A-Center Inc.(a)	511,283	12,091,843
Rollins Inc.	340,583	7,383,839
Service Corp. International	1,971,695	18,100,160
Sotheby’s	522,402	16,241,478
Strayer Education Inc.(b)	108,386	26,394,159
Towers Watson & Co. Class A	330,937	15,719,508
United Rentals Inc.(a)	470,285	4,411,273

		400,953,242
COMPUTERS – 2.15%
Cadence Design Systems Inc.(a)	2,091,090	13,926,659
Diebold Inc.	514,441	16,338,646
DST Systems Inc.	300,304	12,447,601
FactSet Research Systems Inc.(b)	325,571	23,887,144
Jack Henry & Associates Inc.	655,403	15,768,996
Mentor Graphics Corp.(a)	808,130	6,481,203
MICROS Systems Inc.(a)	618,193	20,326,186
NCR Corp.(a)	1,234,932	17,042,062
Palm Inc.(a)(b)	1,303,882	4,902,596
SRA International Inc. Class A(a)	336,447	6,994,733
Synopsys Inc.(a)	1,137,893	25,454,666

		163,570,492
COSMETICS & PERSONAL CARE – 0.23%
Alberto-Culver Co.	664,399	17,374,034

		17,374,034
DISTRIBUTION & WHOLESALE – 1.00%
Ingram Micro Inc. Class A(a)	1,270,199	22,291,992
LKQ Corp.(a)	1,097,666	22,282,620
Owens & Minor Inc.	325,619	15,105,465
Tech Data Corp.(a)	394,766	16,540,695

		76,220,772
DIVERSIFIED FINANCIAL SERVICES – 2.03%
Affiliated Managers Group Inc.(a)(b)	328,903	25,983,337
AmeriCredit Corp.(a)(b)	749,561	17,809,569
Eaton Vance Corp.	912,568	30,607,531
Greenhill & Co. Inc.(b)	159,348	13,080,877

Jefferies Group Inc.(b)	945,530	22,380,695
Raymond James Financial Inc.(b)	769,921	20,587,688
Waddell & Reed Financial Inc. Class A	662,509	23,876,824

		154,326,521
ELECTRIC – 3.52%
Alliant Energy Corp.	859,108	28,573,932
Black Hills Corp.	272,892	8,282,272
Cleco Corp.	469,857	12,474,703
DPL Inc.	929,980	25,286,156
Dynegy Inc. Class A(a)	3,905,117	4,920,447
Great Plains Energy Inc.	1,050,465	19,507,135
Hawaiian Electric Industries Inc.	713,969	16,028,604
IDACORP Inc.	373,063	12,915,441
MDU Resources Group Inc.	1,458,773	31,480,321
NSTAR	829,400	29,377,348
NV Energy Inc.	1,822,954	22,477,023
OGE Energy Corp.	753,610	29,345,573
PNM Resources Inc.	672,837	8,430,648
Westar Energy Inc.	846,030	18,866,469

		267,966,072
ELECTRICAL COMPONENTS & EQUIPMENT – 1.21%
AMETEK Inc.	837,915	34,739,956
Energizer Holdings Inc.(a)	542,223	34,029,915
Hubbell Inc. Class B	463,841	23,391,502

		92,161,373
ELECTRONICS – 3.08%
Arrow Electronics Inc.(a)	930,552	28,037,532
Avnet Inc.(a)	1,178,201	35,346,030
Gentex Corp.	1,078,477	20,944,023
Itron Inc.(a)	311,796	22,627,036
Mettler-Toledo International Inc.(a)	262,282	28,641,194
National Instruments Corp.	445,016	14,841,284
Thomas & Betts Corp.(a)	408,064	16,012,431
Trimble Navigation Ltd.(a)	937,234	26,917,360
Varian Inc.(a)	224,893	11,644,960
Vishay Intertechnology Inc.(a)	1,447,296	14,805,838
Woodward Governor Co.	441,073	14,105,515

		233,923,203
ENGINEERING & CONSTRUCTION – 1.52%
AECOM Technology Corp.(a)	884,975	25,106,741
Granite Construction Inc.	261,486	7,902,107
KBR Inc.	1,246,108	27,613,753
Shaw Group Inc. (The)(a)	649,056	22,340,508
URS Corp.(a)	652,315	32,361,347

		115,324,456
ENTERTAINMENT – 0.71%
Bally Technologies Inc.(a)	428,323	17,364,214

DreamWorks Animation SKG Inc. Class A(a)	587,711	23,149,936
International Speedway Corp. Class A	237,629	6,123,699
Scientific Games Corp. Class A(a)	503,967	7,095,855

		53,733,704
ENVIRONMENTAL CONTROL – 0.49%
Clean Harbors Inc.(a)	177,189	9,844,621
Mine Safety Appliances Co.	234,134	6,546,387
Waste Connections Inc.(a)	610,629	20,736,961

		37,127,969
FOOD – 1.35%
Corn Products International Inc.	582,585	20,192,396
Flowers Foods Inc.	597,448	14,780,864
Ralcorp Holdings Inc.(a)	425,110	28,813,956
Ruddick Corp.(b)	318,517	10,077,878
Smithfield Foods Inc.(a)	1,098,842	22,789,983
Tootsie Roll Industries Inc.(b)	209,531	5,663,623

		102,318,700
FOREST PRODUCTS & PAPER – 0.85%
Louisiana-Pacific Corp.(a)	987,060	8,932,893
Potlatch Corp.	309,049	10,829,077
Rayonier Inc.	620,528	28,190,587
Temple-Inland Inc.	834,128	17,041,235

		64,993,792
GAS – 1.92%
AGL Resources Inc.	602,202	23,275,107
Atmos Energy Corp.	722,225	20,633,968
Energen Corp.	557,181	25,925,632
Southern Union Co.	966,037	24,508,359
UGI Corp.	845,040	22,427,362
Vectren Corp.	631,381	15,607,738
WGL Holdings Inc.	391,337	13,559,827

		145,937,993
HAND & MACHINE TOOLS – 0.70%
Kennametal Inc.	633,313	17,808,762
Lincoln Electric Holdings Inc.	330,944	17,980,188
Regal Beloit Corp.	290,648	17,267,398

		53,056,348
HEALTH CARE - PRODUCTS – 4.56%
Beckman Coulter Inc.	542,508	34,069,502
Edwards Lifesciences Corp.(a)	439,157	43,423,844
Gen-Probe Inc.(a)	380,873	19,043,650
Henry Schein Inc.(a)	704,130	41,473,257
Hill-Rom Holdings Inc.	489,141	13,309,527
Hologic Inc.(a)	2,006,875	37,207,462
IDEXX Laboratories Inc.(a)	450,878	25,948,029
Immucor Inc.(a)	543,572	12,170,577

Kinetic Concepts Inc.(a)	481,946	23,041,838
Masimo Corp.(b)	405,398	10,763,317
ResMed Inc.(a)	583,535	37,142,003
Steris Corp.	458,517	15,433,682
TECHNE Corp.	289,778	18,455,961
Thoratec Corp.(a)	443,803	14,845,210

		346,327,859
HEALTH CARE - SERVICES – 2.46%
Community Health Systems Inc.(a)	723,042	26,701,941
Covance Inc.(a)(b)	498,443	30,599,416
Health Management Associates Inc. Class A(a)	1,938,378	16,670,051
Health Net Inc.(a)	777,606	19,339,061
Kindred Healthcare Inc.(a)	305,292	5,510,521
LifePoint Hospitals Inc.(a)	426,025	15,669,200
Lincare Holdings Inc.(a)(b)	510,129	22,894,590
Psychiatric Solutions Inc.(a)	437,744	13,044,771
Universal Health Services Inc. Class B	753,062	26,424,946
WellCare Health Plans Inc.(a)	328,464	9,788,227

		186,642,724
HOME BUILDERS – 1.22%
KB Home	574,628	9,625,019
M.D.C. Holdings Inc.	291,899	10,102,624
NVR Inc.(a)	47,492	34,502,938
Ryland Group Inc.	340,097	7,631,777
Thor Industries Inc.	275,449	8,321,314
Toll Brothers Inc.(a)	1,089,360	22,658,688

		92,842,360
HOUSEHOLD PRODUCTS & WARES – 1.28%
American Greetings Corp. Class A	306,018	6,377,415
Church & Dwight Co. Inc.	548,530	36,724,084
Fossil Inc.(a)	374,965	14,151,179
Scotts Miracle-Gro Co. (The) Class A	351,751	16,303,659
Tupperware Brands Corp.	489,647	23,610,778

		97,167,115
INSURANCE – 4.61%
American Financial Group Inc.	591,555	16,829,740
Arthur J. Gallagher & Co.	795,305	19,524,738
Brown & Brown Inc.	915,001	16,396,818
Everest Re Group Ltd.	460,595	37,275,953
Fidelity National Financial Inc. Class A	1,789,173	26,515,544
First American Corp.	803,676	27,196,396
Hanover Insurance Group Inc. (The)	388,098	16,924,954
HCC Insurance Holdings Inc.	889,814	24,558,866
Horace Mann Educators Corp.	306,345	4,613,556
Mercury General Corp.	276,642	12,094,788
Old Republic International Corp.	1,868,400	23,691,312
Protective Life Corp.	665,859	14,642,239
Reinsurance Group of America Inc.	566,838	29,770,332

StanCorp Financial Group Inc.	366,444	17,453,728
Transatlantic Holdings Inc.	499,964	26,398,099
Unitrin Inc.	387,582	10,871,675
W.R. Berkley Corp.	996,821	26,007,060

		350,765,798
INTERNET – 1.69%
AOL Inc.(a)	826,932	20,904,841
Digital River Inc.(a)	300,082	9,092,485
Equinix Inc.(a)(b)	305,763	29,762,970
F5 Networks Inc.(a)	617,353	37,973,383
Netflix Inc.(a)(b)	328,361	24,213,340
ValueClick Inc.(a)	649,916	6,590,148

		128,537,167
INVESTMENT COMPANIES – 0.23%
Apollo Investment Corp.	1,366,863	17,400,166

		17,400,166
IRON & STEEL – 0.87%
Carpenter Technology Corp.	342,134	12,522,104
Reliance Steel & Aluminum Co.	498,187	24,525,746
Steel Dynamics Inc.	1,679,313	29,337,598

		66,385,448
LEISURE TIME – 0.34%
Life Time Fitness Inc.(a)(b)	321,447	9,032,661
WMS Industries Inc.(a)	407,854	17,105,397

		26,138,058
LODGING – 0.06%
Boyd Gaming Corp.(a)(b)	426,702	4,215,816

		4,215,816
MACHINERY – 2.82%
AGCO Corp.(a)	717,866	25,749,853
Bucyrus International Inc.	627,925	41,436,771
Graco Inc.	466,411	14,925,152
IDEX Corp.	629,072	20,822,283
Joy Global Inc.	799,246	45,237,324
Nordson Corp.	262,160	17,805,907
Terex Corp.(a)	841,127	19,101,994
Wabtec Corp.	369,880	15,579,346
Zebra Technologies Corp. Class A(a)	457,544	13,543,302

		214,201,932
MANUFACTURING – 2.82%
AptarGroup Inc.	527,297	20,749,137
Brink’s Co. (The)	371,827	10,496,676
Carlisle Companies Inc.	466,874	17,787,899
Crane Co.	363,735	12,912,593
Donaldson Co. Inc.	599,826	27,064,149

Federal Signal Corp.	380,449	3,427,845
Harsco Corp.	623,251	19,906,637
Lancaster Colony Corp.	150,923	8,898,420
Matthews International Corp. Class A	235,441	8,358,156
Pentair Inc.	763,653	27,201,320
SPX Corp.	386,736	25,648,332
Teleflex Inc.	308,556	19,769,183
Trinity Industries Inc.	616,178	12,298,913

		214,519,260
MEDIA – 0.26%
John Wiley & Sons Inc. Class A	332,689	14,398,780
Scholastic Corp.	197,605	5,532,940

		19,931,720
METAL FABRICATE & HARDWARE – 0.69%
Commercial Metals Co.	875,900	13,191,054
Timken Co. (The)	616,414	18,498,584
Valmont Industries Inc.	155,436	12,874,764
Worthington Industries Inc.	473,030	8,178,689

		52,743,091
OFFICE FURNISHINGS – 0.23%
Herman Miller Inc.	433,707	7,832,748
HNI Corp.	349,716	9,312,937

		17,145,685
OIL & GAS – 3.82%
Atwood Oceanics Inc.(a)	439,822	15,231,036
Bill Barrett Corp.(a)	300,142	9,217,361
Cimarex Energy Co.	650,982	38,655,311
Comstock Resources Inc.(a)	366,491	11,654,414
Forest Oil Corp.(a)	873,111	22,543,726
Frontier Oil Corp.	813,308	10,979,658
Mariner Energy Inc.(a)	791,890	11,854,593
Newfield Exploration Co.(a)	1,031,631	53,696,394
Patterson-UTI Energy Inc.	1,191,191	16,640,938
Plains Exploration & Production Co.(a)	1,082,443	32,462,466
Pride International Inc.(a)	1,363,296	41,048,843
Quicksilver Resources Inc.(a)(b)	921,143	12,960,482
Unit Corp.(a)	314,054	13,278,203

		290,223,425
OIL & GAS SERVICES – 1.05%
Exterran Holdings Inc.(a)(b)	486,387	11,755,974
Helix Energy Solutions Group Inc.(a)	712,825	9,288,110
Oceaneering International Inc.(a)	426,474	27,076,834
Superior Energy Services Inc.(a)	610,565	12,834,076
Tidewater Inc.	401,330	18,970,869

		79,925,863

PACKAGING & CONTAINERS – 0.93%
Greif Inc. Class A	266,598	14,641,562
Packaging Corp. of America	799,556	19,677,073
Silgan Holdings Inc.	208,020	12,529,045
Sonoco Products Co.	778,587	23,972,694

		70,820,374
PHARMACEUTICALS – 2.73%
Endo Pharmaceuticals Holdings Inc.(a)	910,459	21,568,774
Medicis Pharmaceutical Corp. Class A	451,259	11,353,676
NBTY Inc.(a)	490,858	23,551,367
Omnicare Inc.	934,033	26,423,794
OSI Pharmaceuticals Inc.(a)	452,802	26,964,359
Perrigo Co.(b)	624,704	36,682,619
United Therapeutics Corp.(a)	372,977	20,636,817
Valeant Pharmaceuticals International(a)(b)	502,655	21,568,926
VCA Antech Inc.(a)	663,200	18,589,496

		207,339,828
PIPELINES – 0.42%
National Fuel Gas Co.	629,809	31,836,845

		31,836,845
REAL ESTATE – 0.31%
Jones Lang LaSalle Inc.	325,622	23,734,588

		23,734,588
REAL ESTATE INVESTMENT TRUSTS – 6.68%
Alexandria Real Estate Equities Inc.(b)	343,910	23,248,316
AMB Property Corp.	1,158,579	31,559,692
BRE Properties Inc. Class A	427,980	15,300,285
Camden Property Trust	498,150	20,737,985
Corporate Office Properties Trust	453,309	18,191,290
Cousins Properties Inc.	785,068	6,523,915
Duke Realty Corp.	1,740,521	21,582,460
Equity One Inc.	272,716	5,151,605
Essex Property Trust Inc.	225,995	20,328,250
Federal Realty Investment Trust	474,375	34,539,244
Highwoods Properties Inc.	553,647	17,567,219
Hospitality Properties Trust	957,804	22,939,406
Liberty Property Trust	875,697	29,721,156
Macerich Co. (The)	758,796	29,069,475
Mack-Cali Realty Corp.	614,678	21,667,400
Nationwide Health Properties Inc.	911,795	32,049,594
Omega Healthcare Investors Inc.	690,378	13,455,467
Realty Income Corp.(b)	810,603	24,877,406
Regency Centers Corp.	633,253	23,727,990
Senior Housing Properties Trust	988,759	21,901,012
SL Green Realty Corp.	604,331	34,610,036
UDR Inc.	1,206,692	21,286,047
Weingarten Realty Investors	811,005	17,485,268

		507,520,518

RETAIL – 6.85%
Advance Auto Parts Inc.	716,413	30,032,033
Aeropostale Inc.(a)	769,289	22,178,602
American Eagle Outfitters Inc.	1,613,386	29,879,909
AnnTaylor Stores Corp.(a)	456,039	9,440,007
Barnes & Noble Inc.(b)	307,392	6,645,815
BJ’s Wholesale Club Inc.(a)	431,835	15,973,577
Bob Evans Farms Inc.	237,140	7,329,997
Brinker International Inc.	794,755	15,322,876
Burger King Holdings Inc.	715,588	15,213,401
CarMax Inc.(a)	1,730,413	43,467,975
Cheesecake Factory Inc. (The)(a)	468,322	12,672,793
Chico’s FAS Inc.	1,381,276	19,918,000
Chipotle Mexican Grill Inc.(a)(b)	245,065	27,611,474
Coldwater Creek Inc.(a)	453,078	3,144,361
Collective Brands Inc.(a)	498,113	11,327,090
Copart Inc.(a)	522,375	18,596,550
Dick’s Sporting Goods Inc.(a)	693,596	18,109,792
Dollar Tree Inc.(a)(b)	685,319	40,584,591
Foot Locker Inc.	1,214,366	18,264,065
J. Crew Group Inc.(a)	434,224	19,930,882
MSC Industrial Direct Co. Inc. Class A	343,250	17,409,640
99 Cents Only Stores(a)	355,119	5,788,440
Panera Bread Co. Class A(a)(b)	246,877	18,883,622
PetSmart Inc.	959,529	30,666,547
Regis Corp.	443,462	8,283,870
Saks Inc.(a)(b)	1,239,798	10,662,263
Under Armour Inc. Class A(a)(b)	293,882	8,643,070
Wendy’s/Arby’s Group Inc. Class A	2,693,655	13,468,275
Williams-Sonoma Inc.	824,186	21,667,850

		521,117,367
SAVINGS & LOANS – 1.50%
Astoria Financial Corp.	639,829	9,277,521
First Niagara Financial Group Inc.	1,464,047	20,818,748
New York Community Bancorp Inc.	3,363,621	55,634,291
NewAlliance Bancshares Inc.	823,958	10,398,350
Washington Federal Inc.	873,370	17,746,878

		113,875,788
SEMICONDUCTORS – 2.80%
Atmel Corp.(a)	3,535,372	17,782,921
Cree Inc.(a)(b)	824,320	57,883,750
Fairchild Semiconductor International Inc.(a)	967,508	10,303,960
Integrated Device Technology Inc.(a)	1,289,594	7,905,211
International Rectifier Corp.(a)	552,978	12,663,196
Intersil Corp. Class A	954,127	14,082,915
Lam Research Corp.(a)	993,278	37,069,135
Rovi Corp.(a)	809,034	30,039,432
Semtech Corp.(a)	478,823	8,345,885
Silicon Laboratories Inc.(a)(b)	356,289	16,984,297

		213,060,702

SOFTWARE – 4.10%
ACI Worldwide Inc.(a)	263,349	5,427,623
Acxiom Corp.(a)	614,279	11,020,165
Advent Software Inc.(a)(b)	121,239	5,425,445
ANSYS Inc.(a)	697,677	30,097,786
Broadridge Financial Solutions Inc.	1,046,316	22,370,236
Cerner Corp.(a)(b)	527,744	44,889,905
Fair Isaac Corp.	361,784	9,167,607
Global Payments Inc.	632,917	28,829,369
Informatica Corp.(a)	702,420	18,867,001
ManTech International Corp. Class A(a)	172,799	8,437,775
MSCI Inc. Class A(a)	815,274	29,431,391
Parametric Technology Corp.(a)	908,767	16,403,244
Quest Software Inc.(a)	486,904	8,662,022
SEI Investments Co.	1,001,908	22,011,919
Solera Holdings Inc.	541,997	20,948,184
Sybase Inc.(a)(b)	639,617	29,818,945

		311,808,617
TELECOMMUNICATIONS – 2.47%
ADC Telecommunications Inc.(a)	754,897	5,518,297
ADTRAN Inc.	435,163	11,466,545
Ciena Corp.(a)(b)	720,198	10,975,818
Cincinnati Bell Inc.(a)	1,564,847	5,336,128
CommScope Inc.(a)	731,737	20,503,271
NeuStar Inc. Class A(a)	578,439	14,576,663
Plantronics Inc.	375,485	11,745,171
Polycom Inc.(a)	653,056	19,970,452
RF Micro Devices Inc.(a)	2,083,557	10,376,114
Syniverse Holdings Inc.(a)	539,839	10,510,665
Telephone and Data Systems Inc.	715,342	24,214,327
3Com Corp.(a)	3,044,572	23,412,759
tw telecom inc.(a)	1,066,627	19,359,280

		187,965,490
TEXTILES – 0.31%
Mohawk Industries Inc.(a)	435,872	23,702,719

		23,702,719
TRANSPORTATION – 1.63%
Alexander & Baldwin Inc.	318,835	10,537,497
Con-way Inc.	384,891	13,517,372
J.B. Hunt Transport Services Inc.	681,864	24,465,280
Kansas City Southern Industries Inc.(a)	749,529	27,110,464
Kirby Corp.(a)(b)	417,302	15,920,071
Landstar System Inc.	389,748	16,361,621
Overseas Shipholding Group Inc.	205,047	8,043,994
Werner Enterprises Inc.	342,061	7,925,553

		123,881,852

TRUCKING & LEASING – 0.13%
GATX Corp.	358,152	10,261,055

		10,261,055
WATER – 0.24%
Aqua America Inc.(b)	1,057,340	18,577,464

		18,577,464

TOTAL COMMON STOCKS
(Cost: $7,142,408,789)		7,589,907,966

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.79%

MONEY MARKET FUNDS – 8.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	560,266,561	560,266,561
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	101,447,948	101,447,948
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	6,419,887	6,419,887

		668,134,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,134,396)	668,134,396

TOTAL INVESTMENTS IN SECURITIES – 108.62%
(Cost: $7,810,543,185)	8,258,042,362
Other Assets, Less Liabilities – (8.62)%	(655,577,092)

NET ASSETS – 100.00%	$7,602,465,270

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.38%
Lamar Advertising Co. Class A(a)(b)	285,769	$9,816,165

		9,816,165
AEROSPACE & DEFENSE – 0.95%
Alliant Techsystems Inc.(a)	98,854	8,036,830
BE Aerospace Inc.(a)	547,368	16,667,356

		24,704,186
APPAREL – 1.64%
Guess? Inc.	311,796	14,648,176
Hanesbrands Inc.(a)	205,024	5,703,768
Phillips-Van Heusen Corp.	188,484	10,811,442
Warnaco Group Inc. (The)(a)	244,507	11,665,429

		42,828,815
AUTO MANUFACTURERS – 0.74%
Oshkosh Corp.(a)	479,453	19,341,134

		19,341,134
BANKS – 0.96%
Bank of Hawaii Corp.	105,474	4,741,056
Commerce Bancshares Inc.	148,630	6,114,638
PacWest Bancorp	59,800	1,364,636
Prosperity Bancshares Inc.	127,084	5,210,444
SVB Financial Group(a)	95,225	4,443,198
Westamerica Bancorporation	56,553	3,260,280

		25,134,252
BEVERAGES – 1.32%
Green Mountain Coffee Roasters Inc.(a)(b)	187,296	18,133,999
Hansen Natural Corp.(a)	377,668	16,383,238

		34,517,237
BIOTECHNOLOGY – 1.36%
Affymetrix Inc.(a)	151,010	1,108,413
Bio-Rad Laboratories Inc. Class A(a)	63,989	6,624,141
Charles River Laboratories International Inc.(a)	155,449	6,110,700
Vertex Pharmaceuticals Inc.(a)	526,367	21,512,619

		35,355,873
BUILDING MATERIALS – 0.48%
Lennox International Inc.	101,939	4,517,936
Martin Marietta Materials Inc.(b)	97,091	8,111,953

		12,629,889
CHEMICALS – 3.17%
Albemarle Corp.	308,064	13,132,768
Intrepid Potash Inc.(a)(b)	133,021	4,034,527
Lubrizol Corp.	366,124	33,580,893

RPM International Inc.	347,577	7,417,293
Terra Industries Inc.	534,532	24,460,184

		82,625,665
COMMERCIAL SERVICES – 6.15%
Alliance Data Systems Corp.(a)(b)	281,426	18,008,450
Brink’s Home Security Holdings Inc.(a)	127,714	5,434,231
Career Education Corp.(a)(b)	127,639	4,038,498
Corinthian Colleges Inc.(a)(b)	188,564	3,316,841
Corporate Executive Board Co. (The)	183,220	4,871,820
Corrections Corp. of America(a)	341,984	6,791,802
FTI Consulting Inc.(a)	248,806	9,783,052
Gartner Inc.(a)	322,971	7,182,875
Hewitt Associates Inc. Class A(a)	448,085	17,824,821
ITT Educational Services Inc.(a)(b)	159,429	17,932,574
Lender Processing Services Inc.	503,311	18,999,990
Pharmaceutical Product Development Inc.	260,942	6,197,373
Rollins Inc.	117,428	2,545,839
Service Corp. International	777,603	7,138,396
Sotheby’s	360,681	11,213,572
Strayer Education Inc.(b)	74,749	18,202,876
United Rentals Inc.(a)	94,824	889,449

		160,372,459
COMPUTERS – 2.17%
Cadence Design Systems Inc.(a)	692,842	4,614,328
DST Systems Inc.	92,990	3,854,436
FactSet Research Systems Inc.(b)	224,561	16,476,041
Jack Henry & Associates Inc.	262,897	6,325,302
MICROS Systems Inc.(a)	426,760	14,031,869
Palm Inc.(a)(b)	462,582	1,739,308
Synopsys Inc.(a)	431,607	9,655,049

		56,696,333
COSMETICS & PERSONAL CARE – 0.14%
Alberto-Culver Co.	142,107	3,716,098

		3,716,098
DISTRIBUTION & WHOLESALE – 0.59%
LKQ Corp.(a)	757,439	15,376,012

		15,376,012
DIVERSIFIED FINANCIAL SERVICES – 3.05%
Affiliated Managers Group Inc.(a)	226,809	17,917,911
AmeriCredit Corp.(a)(b)	515,851	12,256,620
Eaton Vance Corp.	629,338	21,107,997
Greenhill & Co. Inc.	62,613	5,139,901
Jefferies Group Inc.(b)	280,452	6,638,299
Waddell & Reed Financial Inc. Class A	457,084	16,473,307

		79,534,035

ELECTRIC – 0.41%
DPL Inc.	391,300	10,639,447

		10,639,447
ELECTRICAL COMPONENTS & EQUIPMENT – 1.72%
AMETEK Inc.	577,831	23,956,873
Energizer Holdings Inc.(a)	161,016	10,105,364
Hubbell Inc. Class B	214,370	10,810,679

		44,872,916
ELECTRONICS – 3.67%
Gentex Corp.	744,007	14,448,616
Itron Inc.(a)	215,142	15,612,855
Mettler-Toledo International Inc.(a)	180,892	19,753,406
National Instruments Corp.	306,304	10,215,238
Thomas & Betts Corp.(a)	281,335	11,039,585
Trimble Navigation Ltd.(a)	381,527	10,957,455
Varian Inc.(a)	66,826	3,460,250
Vishay Intertechnology Inc.(a)	342,152	3,500,215
Woodward Governor Co.	206,918	6,617,238

		95,604,858
ENTERTAINMENT – 1.14%
Bally Technologies Inc.(a)	295,728	11,988,813
DreamWorks Animation SKG Inc. Class A(a)	405,402	15,968,785
Scientific Games Corp. Class A(a)	132,180	1,861,094

		29,818,692
ENVIRONMENTAL CONTROL – 0.31%
Waste Connections Inc.(a)	236,461	8,030,216

		8,030,216
FOOD – 0.22%
Flowers Foods Inc.	170,051	4,207,062
Tootsie Roll Industries Inc.	53,648	1,450,105

		5,657,167
FOREST PRODUCTS & PAPER – 0.67%
Potlatch Corp.	79,287	2,778,216
Rayonier Inc.	171,173	7,776,389
Temple-Inland Inc.	333,840	6,820,351

		17,374,956
GAS – 1.13%
Energen Corp.	249,909	11,628,266
National Fuel Gas Co.	173,257	8,758,141
Southern Union Co.	359,585	9,122,671

		29,509,078
HAND & MACHINE TOOLS – 0.53%
Lincoln Electric Holdings Inc.	125,907	6,840,527
Regal Beloit Corp.	118,387	7,033,372

		13,873,899

HEALTH CARE - PRODUCTS – 6.66%
Beckman Coulter Inc.	220,760	13,863,728
Edwards Lifesciences Corp.(a)	302,868	29,947,588
Gen-Probe Inc.(a)	150,021	7,501,050
Henry Schein Inc.(a)	252,739	14,886,327
Hill-Rom Holdings Inc.	100,819	2,743,285
Hologic Inc.(a)	581,048	10,772,630
IDEXX Laboratories Inc.(a)	310,900	17,892,295
Immucor Inc.(a)	202,179	4,526,788
Kinetic Concepts Inc.(a)	332,292	15,886,881
Masimo Corp.(b)	279,332	7,416,265
ResMed Inc.(a)	402,546	25,622,053
Steris Corp.	155,126	5,221,541
TECHNE Corp.	111,840	7,123,090
Thoratec Corp.(a)	305,298	10,212,218

		173,615,739
HEALTH CARE - SERVICES – 3.27%
Community Health Systems Inc.(a)	498,489	18,409,199
Covance Inc.(a)	343,857	21,109,381
Health Management Associates Inc. Class A(a)	882,594	7,590,308
Lincare Holdings Inc.(a)(b)	351,854	15,791,208
Psychiatric Solutions Inc.(a)	187,463	5,586,397
Universal Health Services Inc. Class B	285,606	10,021,915
WellCare Health Plans Inc.(a)	226,927	6,762,425

		85,270,833
HOME BUILDERS – 0.07%
KB Home	103,891	1,740,174

		1,740,174
HOUSEHOLD PRODUCTS & WARES – 1.69%
American Greetings Corp. Class A	85,317	1,778,006
Church & Dwight Co. Inc.	170,055	11,385,182
Fossil Inc.(a)	257,934	9,734,429
Scotts Miracle-Gro Co. (The) Class A	106,430	4,933,031
Tupperware Brands Corp.	337,736	16,285,630

		44,116,278
INSURANCE – 0.60%
Arthur J. Gallagher & Co.	191,107	4,691,677
Brown & Brown Inc.	227,875	4,083,520
Transatlantic Holdings Inc.	127,558	6,735,062

		15,510,259
INTERNET – 3.07%
AOL Inc.(a)	302,341	7,643,180
Digital River Inc.(a)	143,184	4,338,475
Equinix Inc.(a)(b)	210,852	20,524,334
F5 Networks Inc.(a)	425,677	26,183,392
Netflix Inc.(a)(b)	226,456	16,698,865

ValueClick Inc.(a)	447,252	4,535,135

		79,923,381
INVESTMENT COMPANIES – 0.15%
Apollo Investment Corp.	309,672	3,942,125

		3,942,125
IRON & STEEL – 1.43%
Reliance Steel & Aluminum Co.	343,688	16,919,760
Steel Dynamics Inc.	1,158,005	20,230,347

		37,150,107
LEISURE TIME – 0.69%
Life Time Fitness Inc.(a)(b)	222,004	6,238,312
WMS Industries Inc.(a)	281,551	11,808,249

		18,046,561
MACHINERY – 3.72%
Bucyrus International Inc.	433,149	28,583,503
Graco Inc.	183,345	5,867,040
IDEX Corp.	234,159	7,750,663
Joy Global Inc.	551,245	31,200,467
Nordson Corp.	180,477	12,257,998
Wabtec Corp.	135,204	5,694,792
Zebra Technologies Corp. Class A(a)	186,072	5,507,731

		96,862,194
MANUFACTURING – 1.69%
AptarGroup Inc.	210,792	8,294,665
Carlisle Companies Inc.	170,771	6,506,375
Crane Co.	163,146	5,791,683
Donaldson Co. Inc.	202,665	9,144,245
Lancaster Colony Corp.	53,472	3,152,709
SPX Corp.	168,073	11,146,601

		44,036,278
MEDIA – 0.22%
John Wiley & Sons Inc. Class A	133,081	5,759,746

		5,759,746
METAL FABRICATE & HARDWARE – 0.34%
Valmont Industries Inc.	107,058	8,867,614

		8,867,614
OFFICE FURNISHINGS – 0.13%
HNI Corp.	130,914	3,486,240

		3,486,240
OIL & GAS – 4.99%
Atwood Oceanics Inc.(a)	303,653	10,515,503
Bill Barrett Corp.(a)	207,302	6,366,244
Cimarex Energy Co.	206,352	12,253,182

Comstock Resources Inc.(a)	133,704	4,251,787
Forest Oil Corp.(a)	271,050	6,998,511
Mariner Energy Inc.(a)	251,507	3,765,060
Newfield Exploration Co.(a)	711,514	37,034,304
Plains Exploration & Production Co.(a)	746,468	22,386,575
Pride International Inc.(a)	582,936	17,552,203
Quicksilver Resources Inc.(a)(b)	633,714	8,916,356

		130,039,725
OIL & GAS SERVICES – 1.51%
Helix Energy Solutions Group Inc.(a)	257,099	3,350,000
Oceaneering International Inc.(a)	294,131	18,674,377
Superior Energy Services Inc.(a)	419,868	8,825,625
Tidewater Inc.	177,584	8,394,396

		39,244,398
PACKAGING & CONTAINERS – 0.81%
Greif Inc. Class A	184,180	10,115,166
Packaging Corp. of America	276,219	6,797,750
Silgan Holdings Inc.	71,839	4,326,863

		21,239,779
PHARMACEUTICALS – 4.13%
Endo Pharmaceuticals Holdings Inc.(a)	396,517	9,393,488
Medicis Pharmaceutical Corp. Class A	310,551	7,813,463
NBTY Inc.(a)	338,607	16,246,364
OSI Pharmaceuticals Inc.(a)	312,259	18,595,023
Perrigo Co.	430,814	25,297,398
United Therapeutics Corp.(a)	257,346	14,238,954
Valeant Pharmaceuticals International(a)(b)	187,236	8,034,297
VCA Antech Inc.(a)	284,294	7,968,761

		107,587,748
REAL ESTATE – 0.63%
Jones Lang LaSalle Inc.	224,700	16,378,383

		16,378,383
REAL ESTATE INVESTMENT TRUSTS – 5.40%
Alexandria Real Estate Equities Inc.	104,627	7,072,785
BRE Properties Inc. Class A	115,264	4,120,688
Camden Property Trust	144,546	6,017,450
Corporate Office Properties Trust	166,239	6,671,171
Essex Property Trust Inc.	62,478	5,619,896
Federal Realty Investment Trust	150,648	10,968,681
Highwoods Properties Inc.	156,235	4,957,337
Liberty Property Trust	241,572	8,198,954
Macerich Co. (The)	365,466	14,001,002
Mack-Cali Realty Corp.	190,253	6,706,418
Nationwide Health Properties Inc.	358,470	12,600,221
Omega Healthcare Investors Inc.	270,904	5,279,919
Realty Income Corp.(b)	290,811	8,924,990
Regency Centers Corp.	152,874	5,728,189

Senior Housing Properties Trust	245,837	5,445,290
SL Green Realty Corp.	416,788	23,869,449
UDR Inc.	258,091	4,552,725

		140,735,165
RETAIL – 9.38%
Advance Auto Parts Inc.	261,819	10,975,452
Aeropostale Inc.(a)	530,833	15,303,916
American Eagle Outfitters Inc.	767,980	14,222,990
AnnTaylor Stores Corp.(a)	179,514	3,715,940
Burger King Holdings Inc.	187,875	3,994,223
CarMax Inc.(a)	1,193,438	29,979,163
Cheesecake Factory Inc. (The)(a)	323,293	8,748,309
Chico’s FAS Inc.	953,489	13,749,311
Chipotle Mexican Grill Inc.(a)	168,992	19,040,329
Collective Brands Inc.(a)	343,942	7,821,241
Copart Inc.(a)	360,599	12,837,324
Dick’s Sporting Goods Inc.(a)	302,126	7,888,510
Dollar Tree Inc.(a)(b)	472,649	27,990,274
J. Crew Group Inc.(a)	299,753	13,758,663
MSC Industrial Direct Co. Inc. Class A	123,182	6,247,791
Panera Bread Co. Class A(a)	170,365	13,031,219
PetSmart Inc.	450,133	14,386,251
Under Armour Inc. Class A(a)(b)	202,692	5,961,172
Williams-Sonoma Inc.	567,932	14,930,932

		244,583,010
SEMICONDUCTORS – 4.15%
Atmel Corp.(a)	973,439	4,896,398
Cree Inc.(a)(b)	568,218	39,900,268
Fairchild Semiconductor International Inc.(a)	419,237	4,464,874
Integrated Device Technology Inc.(a)	392,236	2,404,407
International Rectifier Corp.(a)	114,278	2,616,966
Intersil Corp. Class A	324,089	4,783,554
Lam Research Corp.(a)	294,565	10,993,166
Rovi Corp.(a)	557,955	20,716,869
Semtech Corp.(a)	330,686	5,763,857
Silicon Laboratories Inc.(a)(b)	245,965	11,725,152

		108,265,511
SOFTWARE – 7.19%
ACI Worldwide Inc.(a)	73,307	1,510,857
Advent Software Inc.(a)(b)	84,234	3,769,472
ANSYS Inc.(a)	481,160	20,757,242
Broadridge Financial Solutions Inc.	721,661	15,429,112
Cerner Corp.(a)	363,841	30,948,315
Global Payments Inc.	436,477	19,881,527
Informatica Corp.(a)	484,739	13,020,090
ManTech International Corp. Class A(a)	69,446	3,391,048
MSCI Inc. Class A(a)	562,251	20,297,261
Parametric Technology Corp.(a)	251,513	4,539,810
Quest Software Inc.(a)	201,201	3,579,366

SEI Investments Co.	691,224	15,186,191
Solera Holdings Inc.	374,004	14,455,255
Sybase Inc.(a)(b)	441,094	20,563,802

		187,329,348
TELECOMMUNICATIONS – 3.62%
ADC Telecommunications Inc.(a)	183,054	1,338,125
ADTRAN Inc.	165,212	4,353,336
Ciena Corp.(a)(b)	337,098	5,137,374
Cincinnati Bell Inc.(a)	711,664	2,426,774
CommScope Inc.(a)	504,828	14,145,281
NeuStar Inc. Class A(a)	398,781	10,049,281
Plantronics Inc.	121,455	3,799,112
Polycom Inc.(a)	450,612	13,779,715
RF Micro Devices Inc.(a)	793,780	3,953,024
Syniverse Holdings Inc.(a)	372,143	7,245,624
3Com Corp.(a)	2,100,600	16,153,614
tw telecom inc.(a)	660,025	11,979,454

		94,360,714
TRANSPORTATION – 1.24%
J.B. Hunt Transport Services Inc.	470,369	16,876,840
Kirby Corp.(a)(b)	288,204	10,994,983
Landstar System Inc.	107,939	4,531,279

		32,403,102
WATER – 0.17%
Aqua America Inc.	255,896	4,496,093

		4,496,093

TOTAL COMMON STOCKS
(Cost: $2,320,562,279)		2,603,019,887

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.36%

MONEY MARKET FUNDS – 7.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	160,678,189	160,678,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	29,094,138	29,094,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,232,730	2,232,730

		192,005,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192,005,057)	192,005,057

TOTAL INVESTMENTS IN SECURITIES – 107.21%
(Cost: $2,512,567,336)	2,795,024,944
Other Assets, Less Liabilities – (7.21)%	(188,056,837)

NET ASSETS – 100.00%	$2,606,968,107

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.10%
Harte-Hanks Inc.	160,204	$2,060,223

		2,060,223
AEROSPACE & DEFENSE – 0.24%
Alliant Techsystems Inc.(a)	60,646	4,930,520

		4,930,520
AGRICULTURE – 0.26%
Universal Corp.	102,334	5,391,978

		5,391,978
AIRLINES – 0.67%
AirTran Holdings Inc.(a)(b)	561,770	2,853,792
Alaska Air Group Inc.(a)	148,977	6,142,322
JetBlue Airways Corp.(a)	867,948	4,843,150

		13,839,264
APPAREL – 0.71%
Hanesbrands Inc.(a)	239,419	6,660,637
Phillips-Van Heusen Corp.	69,145	3,966,157
Timberland Co. Class A(a)	183,116	3,907,695

		14,534,489
AUTO PARTS & EQUIPMENT – 0.91%
BorgWarner Inc.(a)	489,179	18,676,854

		18,676,854
BANKS – 6.51%
Associated Banc-Corp	722,772	9,974,254
BancorpSouth Inc.(b)	306,383	6,421,788
Bank of Hawaii Corp.	118,519	5,327,429
Cathay General Bancorp(b)	329,403	3,837,545
City National Corp.	181,267	9,782,980
Commerce Bancshares Inc.	189,317	7,788,501
Cullen/Frost Bankers Inc.	251,266	14,020,643
FirstMerit Corp.	363,822	7,847,641
Fulton Financial Corp.	738,067	7,520,903
International Bancshares Corp.(b)	216,173	4,969,817
PacWest Bancorp	78,826	1,798,809
Prosperity Bancshares Inc.	95,729	3,924,889
SVB Financial Group(a)	98,920	4,615,607
Synovus Financial Corp.	2,048,488	6,739,526
TCF Financial Corp.(b)	516,020	8,225,359
Trustmark Corp.	236,881	5,787,003
Valley National Bancorp(b)	640,820	9,849,403
Webster Financial Corp.	278,290	4,867,292
Westamerica Bancorporation	78,442	4,522,181
Wilmington Trust Corp.(b)	369,107	6,116,103

		133,937,673

BIOTECHNOLOGY – 1.36%
Affymetrix Inc.(a)	181,764	1,334,148
Bio-Rad Laboratories Inc. Class A(a)	30,557	3,163,261
Charles River Laboratories International Inc.(a)	154,186	6,061,052
Vertex Pharmaceuticals Inc.(a)	428,005	17,492,564

		28,051,025
BUILDING MATERIALS – 0.73%
Lennox International Inc.	125,056	5,542,482
Martin Marietta Materials Inc.(b)	113,803	9,508,241

		15,050,723
CHEMICALS – 3.78%
Albemarle Corp.	141,192	6,019,015
Ashland Inc.	326,616	17,235,526
Cabot Corp.	273,438	8,312,515
Cytec Industries Inc.	204,074	9,538,419
Intrepid Potash Inc.(a)(b)	69,229	2,099,716
Minerals Technologies Inc.	78,608	4,075,039
Olin Corp.	328,228	6,439,833
RPM International Inc.	270,608	5,774,775
Sensient Technologies Corp.	205,702	5,977,700
Valspar Corp. (The)	416,401	12,275,501

		77,748,039
COAL – 1.07%
Arch Coal Inc.	679,814	15,533,750
Patriot Coal Corp.(a)(b)	315,236	6,449,729

		21,983,479
COMMERCIAL SERVICES – 4.40%
Aaron’s Inc.(b)	227,072	7,570,580
Brink’s Home Security Holdings Inc.(a)	92,256	3,925,493
Career Education Corp.(a)	184,988	5,853,020
Convergys Corp.(a)	515,469	6,319,650
Corinthian Colleges Inc.(a)(b)	219,987	3,869,571
Corrections Corp. of America(a)	218,828	4,345,924
Deluxe Corp.	214,342	4,162,522
Korn/Ferry International(a)	192,303	3,394,148
Manpower Inc.	329,148	18,800,934
Navigant Consulting Inc.(a)	209,817	2,545,080
Pharmaceutical Product Development Inc.	292,359	6,943,526
Rent-A-Center Inc.(a)	274,700	6,496,655
Rollins Inc.	91,753	1,989,205
Service Corp. International	456,038	4,186,429
Towers Watson & Co. Class A	178,532	8,480,270
United Rentals Inc.(a)	179,182	1,680,727

		90,563,734
COMPUTERS – 2.13%
Cadence Design Systems Inc.(a)	586,487	3,906,003

Diebold Inc.	277,528	8,814,289
DST Systems Inc.	89,078	3,692,283
Jack Henry & Associates Inc.	148,932	3,583,304
Mentor Graphics Corp.(a)	435,987	3,496,616
NCR Corp.(a)	666,192	9,193,450
Palm Inc.(a)(b)	337,585	1,269,320
SRA International Inc. Class A(a)	180,226	3,746,899
Synopsys Inc.(a)	276,085	6,176,021

		43,878,185
COSMETICS & PERSONAL CARE – 0.31%
Alberto-Culver Co.	247,077	6,461,064

		6,461,064
DISTRIBUTION & WHOLESALE – 1.41%
Ingram Micro Inc. Class A(a)	684,638	12,015,397
Owens & Minor Inc.	175,593	8,145,759
Tech Data Corp.(a)	212,925	8,921,557

		29,082,713
DIVERSIFIED FINANCIAL SERVICES – 1.02%
Greenhill & Co. Inc.	36,814	3,022,061
Jefferies Group Inc.(b)	290,338	6,872,300
Raymond James Financial Inc.(b)	415,053	11,098,517

		20,992,878
ELECTRIC – 6.62%
Alliant Energy Corp.	462,915	15,396,553
Black Hills Corp.	152,041	4,614,444
Cleco Corp.	252,951	6,715,849
DPL Inc.	195,095	5,304,633
Dynegy Inc. Class A(a)	2,116,959	2,667,368
Great Plains Energy Inc.	566,414	10,518,308
Hawaiian Electric Industries Inc.	385,183	8,647,358
IDACORP Inc.	200,504	6,941,448
MDU Resources Group Inc.	786,041	16,962,765
NSTAR	446,903	15,829,304
NV Energy Inc.	982,668	12,116,296
OGE Energy Corp.	406,065	15,812,171
PNM Resources Inc.	363,712	4,557,311
Westar Energy Inc.	456,235	10,174,040

		136,257,848
ELECTRICAL COMPONENTS & EQUIPMENT – 0.71%
Energizer Holdings Inc.(a)	166,552	10,452,804
Hubbell Inc. Class B	82,742	4,172,679

		14,625,483
ELECTRONICS – 2.49%
Arrow Electronics Inc.(a)	501,403	15,107,272
Avnet Inc.(a)	634,860	19,045,800
Trimble Navigation Ltd.(a)	206,876	5,941,479

Varian Inc.(a)	69,137	3,579,914
Vishay Intertechnology Inc.(a)	514,509	5,263,427
Woodward Governor Co.	75,689	2,420,534

		51,358,426
ENGINEERING & CONSTRUCTION – 3.02%
AECOM Technology Corp.(a)	476,869	13,528,774
Granite Construction Inc.	141,030	4,261,927
KBR Inc.	671,431	14,878,911
Shaw Group Inc. (The)(a)	349,850	12,041,837
URS Corp.(a)	351,489	17,437,369

		62,148,818
ENTERTAINMENT – 0.28%
International Speedway Corp. Class A	128,173	3,303,018
Scientific Games Corp. Class A(a)	167,948	2,364,708

		5,667,726
ENVIRONMENTAL CONTROL – 0.67%
Clean Harbors Inc.(a)	95,580	5,310,425
Mine Safety Appliances Co.	126,313	3,531,711
Waste Connections Inc.(a)	144,529	4,908,205

		13,750,341
FOOD – 2.46%
Corn Products International Inc.	314,234	10,891,350
Flowers Foods Inc.	189,752	4,694,464
Ralcorp Holdings Inc.(a)	229,065	15,526,026
Ruddick Corp.	170,986	5,409,997
Smithfield Foods Inc.(a)	591,423	12,266,113
Tootsie Roll Industries Inc.(b)	71,392	1,929,726

		50,717,676
FOREST PRODUCTS & PAPER – 1.04%
Louisiana-Pacific Corp.(a)	532,418	4,818,383
Potlatch Corp.	104,815	3,672,718
Rayonier Inc.	200,631	9,114,666
Temple-Inland Inc.	189,069	3,862,680

		21,468,447
GAS – 3.03%
AGL Resources Inc.	324,468	12,540,688
Atmos Energy Corp.	389,376	11,124,472
Energen Corp.	104,848	4,878,577
Southern Union Co.	239,276	6,070,432
UGI Corp.	455,510	12,089,235
Vectren Corp.	339,491	8,392,218
WGL Holdings Inc.	210,330	7,287,934

		62,383,556
HAND & MACHINE TOOLS – 0.86%
Kennametal Inc.	341,216	9,594,994

Lincoln Electric Holdings Inc.	80,121	4,352,974
Regal Beloit Corp.	64,467	3,829,984

		17,777,952
HEALTH CARE - PRODUCTS – 2.47%
Beckman Coulter Inc.	119,845	7,526,266
Gen-Probe Inc.(a)	88,577	4,428,850
Henry Schein Inc.(a)	182,141	10,728,105
Hill-Rom Holdings Inc.	183,788	5,000,871
Hologic Inc.(a)	627,263	11,629,456
Immucor Inc.(a)	134,859	3,019,493
Steris Corp.	126,121	4,245,233
TECHNE Corp.	68,622	4,370,535

		50,948,809
HEALTH CARE - SERVICES – 1.65%
Health Management Associates Inc. Class A(a)	355,765	3,059,579
Health Net Inc.(a)	419,240	10,426,499
Kindred Healthcare Inc.(a)	163,311	2,947,764
LifePoint Hospitals Inc.(a)	229,496	8,440,863
Psychiatric Solutions Inc.(a)	89,677	2,672,375
Universal Health Services Inc. Class B	182,435	6,401,644

		33,948,724
HOME BUILDERS – 2.37%
KB Home	229,738	3,848,111
M.D.C. Holdings Inc.	157,478	5,450,314
NVR Inc.(a)	25,583	18,586,049
Ryland Group Inc.	183,989	4,128,713
Thor Industries Inc.	148,901	4,498,299
Toll Brothers Inc.(a)	587,240	12,214,592

		48,726,078
HOUSEHOLD PRODUCTS & WARES – 0.87%
American Greetings Corp. Class A	99,792	2,079,665
Church & Dwight Co. Inc.	162,464	10,876,965
Scotts Miracle-Gro Co. (The) Class A	106,284	4,926,263

		17,882,893
INSURANCE – 8.59%
American Financial Group Inc.	319,081	9,077,855
Arthur J. Gallagher & Co.	278,532	6,837,961
Brown & Brown Inc.	315,419	5,652,308
Everest Re Group Ltd.	248,189	20,085,936
Fidelity National Financial Inc. Class A	964,041	14,287,088
First American Corp.	433,040	14,654,074
Hanover Insurance Group Inc. (The)	209,366	9,130,451
HCC Insurance Holdings Inc.	479,512	13,234,531
Horace Mann Educators Corp.	163,386	2,460,593
Mercury General Corp.	148,848	6,507,635
Old Republic International Corp.	1,007,111	12,770,168
Protective Life Corp.	357,905	7,870,331

Reinsurance Group of America Inc.	305,426	16,040,974
StanCorp Financial Group Inc.	197,653	9,414,212
Transatlantic Holdings Inc.	169,734	8,961,955
Unitrin Inc.	208,440	5,846,742
W.R. Berkley Corp.	537,096	14,012,835

		176,845,649
INTERNET – 0.33%
AOL Inc.(a)	209,131	5,286,832
Digital River Inc.(a)	50,091	1,517,757

		6,804,589
INVESTMENT COMPANIES – 0.30%
Apollo Investment Corp.	493,397	6,280,944

		6,280,944
IRON & STEEL – 0.33%
Carpenter Technology Corp.	183,819	6,727,775

		6,727,775
LODGING – 0.11%
Boyd Gaming Corp.(a)(b)	231,492	2,287,141

		2,287,141
MACHINERY – 1.93%
AGCO Corp.(a)	386,854	13,876,453
Graco Inc.	107,790	3,449,280
IDEX Corp.	155,753	5,155,424
Terex Corp.(a)	453,184	10,291,809
Wabtec Corp.	93,554	3,940,494
Zebra Technologies Corp. Class A(a)	100,725	2,981,460

		39,694,920
MANUFACTURING – 3.94%
AptarGroup Inc.	119,508	4,702,640
Brink’s Co. (The)	200,001	5,646,028
Carlisle Companies Inc.	118,680	4,521,708
Crane Co.	68,300	2,424,650
Donaldson Co. Inc.	164,753	7,433,655
Federal Signal Corp.	202,796	1,827,192
Harsco Corp.	336,078	10,734,331
Lancaster Colony Corp.	40,133	2,366,242
Matthews International Corp. Class A	126,993	4,508,251
Pentair Inc.	411,480	14,656,918
SPX Corp.	77,348	5,129,719
Teleflex Inc.	166,379	10,659,903
Trinity Industries Inc.	331,102	6,608,796

		81,220,033
MEDIA – 0.30%
John Wiley & Sons Inc. Class A	75,086	3,249,722
Scholastic Corp.	106,559	2,983,652

		6,233,374

METAL FABRICATE & HARDWARE – 1.05%
Commercial Metals Co.	472,428	7,114,766
Timken Co. (The)	332,508	9,978,565
Worthington Industries Inc.	255,826	4,423,232

		21,516,563
OFFICE FURNISHINGS – 0.32%
Herman Miller Inc.	233,926	4,224,704
HNI Corp.	87,296	2,324,692

		6,549,396
OIL & GAS – 2.66%
Cimarex Energy Co.	189,359	11,244,137
Comstock Resources Inc.(a)	92,908	2,954,474
Forest Oil Corp.(a)	258,579	6,676,510
Frontier Oil Corp.	437,478	5,905,953
Mariner Energy Inc.(a)	230,637	3,452,636
Patterson-UTI Energy Inc.	642,622	8,977,429
Pride International Inc.(a)	279,114	8,404,123
Unit Corp.(a)	169,292	7,157,666

		54,772,928
OIL & GAS SERVICES – 0.60%
Exterran Holdings Inc.(a)(b)	261,339	6,316,564
Helix Energy Solutions Group Inc.(a)	184,900	2,409,247
Tidewater Inc.	78,131	3,693,252

		12,419,063
PACKAGING & CONTAINERS – 1.05%
Packaging Corp. of America	215,164	5,295,186
Silgan Holdings Inc.	56,007	3,373,302
Sonoco Products Co.	419,503	12,916,497

		21,584,985
PHARMACEUTICALS – 1.35%
Endo Pharmaceuticals Holdings Inc.(a)	182,107	4,314,115
Omnicare Inc.	503,282	14,237,848
Valeant Pharmaceuticals International(a)(b)	124,380	5,337,146
VCA Antech Inc.(a)	136,309	3,820,741

		27,709,850
PIPELINES – 0.50%
National Fuel Gas Co.	203,642	10,294,103

		10,294,103
REAL ESTATE INVESTMENT TRUSTS – 7.94%
Alexandria Real Estate Equities Inc.	103,756	7,013,906
AMB Property Corp.	624,281	17,005,414
BRE Properties Inc. Class A	140,580	5,025,735
Camden Property Trust	155,620	6,478,461

Corporate Office Properties Trust	114,660	4,601,306
Cousins Properties Inc.	424,937	3,531,226
Duke Realty Corp.	938,248	11,634,275
Equity One Inc.(b)	146,968	2,776,226
Essex Property Trust Inc.	73,043	6,570,218
Federal Realty Investment Trust	138,179	10,060,813
Highwoods Properties Inc.	175,899	5,581,275
Hospitality Properties Trust	516,262	12,364,475
Liberty Property Trust	283,140	9,609,772
Macerich Co. (The)	123,136	4,717,340
Mack-Cali Realty Corp.	182,055	6,417,439
Nationwide Health Properties Inc.	211,202	7,423,750
Omega Healthcare Investors Inc.	160,142	3,121,168
Realty Income Corp.(b)	209,464	6,428,450
Regency Centers Corp.	221,830	8,311,970
Senior Housing Properties Trust	340,954	7,552,131
UDR Inc.	448,746	7,915,879
Weingarten Realty Investors	437,220	9,426,463

		163,567,692
RETAIL – 4.36%
Advance Auto Parts Inc.	181,381	7,603,492
American Eagle Outfitters Inc.	268,972	4,981,361
AnnTaylor Stores Corp.(a)	105,194	2,177,516
Barnes & Noble Inc.	166,237	3,594,044
BJ’s Wholesale Club Inc.(a)	232,965	8,617,375
Bob Evans Farms Inc.	127,894	3,953,204
Brinker International Inc.	428,757	8,266,435
Burger King Holdings Inc.	238,073	5,061,432
Coldwater Creek Inc.(a)	242,758	1,684,741
Dick’s Sporting Goods Inc.(a)	138,789	3,623,781
Foot Locker Inc.	654,941	9,850,313
MSC Industrial Direct Co. Inc. Class A	88,871	4,507,537
99 Cents Only Stores(a)	191,470	3,120,961
PetSmart Inc.	165,140	5,277,874
Regis Corp.	239,690	4,477,409
Saks Inc.(a)(b)	666,756	5,734,102
Wendy’s/Arby’s Group Inc. Class A	1,447,234	7,236,170

		89,767,747
SAVINGS & LOANS – 2.98%
Astoria Financial Corp.	343,328	4,978,256
First Niagara Financial Group Inc.	788,817	11,216,978
New York Community Bancorp Inc.	1,812,545	29,979,494
NewAlliance Bancshares Inc.	443,085	5,591,733
Washington Federal Inc.	470,543	9,561,434

		61,327,895
SEMICONDUCTORS – 1.47%
Atmel Corp.(a)	1,145,970	5,764,229
Fairchild Semiconductor International Inc.(a)	193,452	2,060,264
Integrated Device Technology Inc.(a)	389,505	2,387,666

International Rectifier Corp.(a)	208,772	4,780,879
Intersil Corp. Class A	261,867	3,865,157
Lam Research Corp.(a)	305,105	11,386,519

		30,244,714
SOFTWARE – 1.05%
ACI Worldwide Inc.(a)	85,638	1,764,999
Acxiom Corp.(a)	331,248	5,942,589
Fair Isaac Corp.	194,144	4,919,609
ManTech International Corp. Class A(a)	39,220	1,915,113
Parametric Technology Corp.(a)	293,587	5,299,245
Quest Software Inc.(a)	104,457	1,858,290

		21,699,845
TELECOMMUNICATIONS – 1.29%
ADC Telecommunications Inc.(a)	263,341	1,925,023
ADTRAN Inc.	105,068	2,768,542
Ciena Corp.(a)	124,067	1,890,781
Cincinnati Bell Inc.(a)	283,390	966,360
Plantronics Inc.	107,325	3,357,126
RF Micro Devices Inc.(a)	503,680	2,508,326
Telephone and Data Systems Inc.	385,487	13,048,735

		26,464,893
TEXTILES – 0.62%
Mohawk Industries Inc.(a)	234,920	12,774,950

		12,774,950
TRANSPORTATION – 2.01%
Alexander & Baldwin Inc.	171,468	5,667,017
Con-way Inc.	207,203	7,276,969
Kansas City Southern Industries Inc.(a)	403,859	14,607,580
Landstar System Inc.	125,910	5,285,702
Overseas Shipholding Group Inc.	110,626	4,339,858
Werner Enterprises Inc.	184,339	4,271,135

		41,448,261
TRUCKING & LEASING – 0.27%
GATX Corp.	192,587	5,517,618

		5,517,618
WATER – 0.32%
Aqua America Inc.	370,257	6,505,415

		6,505,415

TOTAL COMMON STOCKS
(Cost: $2,049,868,540)		2,055,105,961

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.24%

MONEY MARKET FUNDS – 4.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	72,445,194	72,445,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	13,117,713	13,117,713
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,745,526	1,745,526

		87,308,433

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,308,433)		87,308,433

TOTAL INVESTMENTS IN SECURITIES – 104.06%
(Cost: $2,137,176,973)		2,142,414,394
Other Assets, Less Liabilities – (4.06)%		(83,637,631)

NET ASSETS – 100.00%		$2,058,776,763

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.18%
inVentiv Health Inc.(a)	469,453	$10,543,914

		10,543,914

AEROSPACE & DEFENSE – 2.46%
AAR Corp.(a)	539,734	13,396,198
AeroVironment Inc.(a) (b)	206,951	5,403,491
Curtiss-Wright Corp.	634,189	22,069,777
Esterline Technologies Corp.(a)	413,741	20,451,218
GenCorp Inc.(a) (b)	708,602	4,081,548
Kaman Corp.	357,903	8,951,154
Moog Inc. Class A(a)	628,597	22,264,906
Orbital Sciences Corp.(a)	789,945	15,016,854
Teledyne Technologies Inc.(a)	502,039	20,719,150
Triumph Group Inc.	230,994	16,190,369

		148,544,665

AGRICULTURE – 0.24%
Alliance One International Inc.(a) (b)	1,231,546	6,268,569
Andersons Inc. (The)	253,087	8,473,353

		14,741,922

AIRLINES – 0.38%
Allegiant Travel Co.(a) (b)	209,261	12,107,841
SkyWest Inc.	774,980	11,066,714

		23,174,555

APPAREL – 3.05%
Carter's Inc.(a)	815,200	24,578,280
Crocs Inc.(a)	1,186,379	10,404,544
Deckers Outdoor Corp.(a)	178,350	24,612,300
Gymboree Corp.(a)	415,194	21,436,466
Iconix Brand Group Inc.(a)	990,777	15,218,335
K-Swiss Inc. Class A(a)	375,556	3,928,316
Liz Claiborne Inc.(a) (b)	1,313,502	9,759,320
Maidenform Brands Inc.(a)	298,608	6,524,585
Oxford Industries Inc.	193,774	3,939,425
Perry Ellis International Inc.(a)	140,574	3,184,001
Quiksilver Inc.(a)	1,780,754	8,422,966
SKECHERS U.S.A. Inc. Class A(a)	464,483	16,870,023
True Religion Apparel Inc.(a) (b)	351,185	10,661,977
Volcom Inc.(a)	230,935	4,507,851
Wolverine World Wide Inc.	690,692	20,140,579

		184,188,968

AUTO PARTS & EQUIPMENT – 0.25%
ATC Technology Corp.(a)	278,086	4,771,956
Spartan Motors Inc.	460,285	2,577,596
Standard Motor Products Inc.	255,676	2,536,306

Superior Industries International Inc.	323,100	5,195,448

		15,081,306

BANKS – 6.47%
Bank Mutual Corp.	634,714	4,125,641
Bank of the Ozarks Inc.	181,014	6,369,883
Boston Private Financial Holdings Inc.	897,234	6,612,615
City Holding Co.	219,678	7,532,759
Columbia Banking System Inc.	391,017	7,941,555
Community Bank System Inc.	453,496	10,330,639
East West Bancorp Inc.	1,277,941	22,261,732
First BanCorp (Puerto Rico)(b)	1,062,537	2,560,714
First Commonwealth Financial Corp.	1,054,098	7,072,998
First Financial Bancorp	680,397	12,104,263
First Financial Bankshares Inc.	289,155	14,905,940
First Midwest Bancorp Inc.	1,025,213	13,891,636
Glacier Bancorp Inc.(b)	995,789	15,165,866
Hancock Holding Co.	393,787	16,464,234
Hanmi Financial Corp.(a) (b)	710,902	1,706,165
Home Bancshares Inc.	270,927	7,163,310
Independent Bank Corp. (Massachusetts)	289,236	7,132,560
Nara Bancorp Inc.(a)	448,871	3,932,110
National Penn Bancshares Inc.	1,746,158	12,048,490
NBT Bancorp Inc.	476,668	10,891,864
Old National Bancorp	1,209,201	14,449,952
Pinnacle Financial Partners Inc.(a) (b)	462,656	6,990,732
PrivateBancorp Inc.	809,855	11,095,013
S&T Bancorp Inc.(b)	335,648	7,015,043
Signature Bank(a)	562,206	20,829,732
Simmons First National Corp. Class A	214,075	5,902,048
South Financial Group Inc. (The)	2,971,541	2,054,226
Sterling Bancorp	370,296	3,721,475
Sterling Bancshares Inc.	1,375,868	7,677,343
Susquehanna Bancshares Inc.	1,716,732	16,841,141
Tompkins Financial Corp.	107,051	3,905,221
TrustCo Bank Corp. NY	1,066,950	6,583,081
UMB Financial Corp.	415,290	16,860,774
Umpqua Holdings Corp.	1,586,646	21,038,926
United Bankshares Inc.(b)	529,488	13,883,175
United Community Banks Inc.(a) (b)	1,151,435	5,077,828
Whitney Holding Corp.	1,335,162	18,411,884
Wilshire Bancorp Inc.	268,097	2,957,110
Wintrust Financial Corp.	417,125	15,521,221

		391,030,899

BEVERAGES – 0.24%
Boston Beer Co. Inc. Class A(a)	139,894	7,310,860
Peet's Coffee & Tea Inc.(a) (b)	179,641	7,122,766

		14,433,626

BIOTECHNOLOGY – 1.15%
ArQule Inc.(a)	387,045	2,229,379

Cambrex Corp.(a)	401,715	1,626,946
CryoLife Inc.(a)	398,227	2,576,529
Enzo Biochem Inc.(a)	458,929	2,762,753
Integra LifeSciences Holdings Corp.(a)	286,325	12,549,625
Martek Biosciences Corp.(a) (b)	460,427	10,364,212
Regeneron Pharmaceuticals Inc.(a)	894,615	23,698,351
Savient Pharmaceuticals Inc.(a)	927,073	13,396,205

		69,204,000

BUILDING MATERIALS – 1.46%
AAON Inc.	175,121	3,961,237
Apogee Enterprises Inc.	388,612	6,143,956
Comfort Systems USA Inc.	524,439	6,550,243
Drew Industries Inc.(a)	262,259	5,774,943
Eagle Materials Inc.	607,888	16,133,348
NCI Building Systems Inc.(a)	247,657	2,734,133
Quanex Building Products Corp.	523,509	8,653,604
Simpson Manufacturing Co. Inc.(b)	534,382	14,834,444
Texas Industries Inc.	384,951	13,153,776
Universal Forest Products Inc.	267,396	10,300,094

		88,239,778

CHEMICALS – 1.84%
A. Schulman Inc.	361,173	8,837,903
American Vanguard Corp.	289,919	2,362,840
Arch Chemicals Inc.	347,847	11,962,458
Balchem Corp.	388,256	9,570,511
H.B. Fuller Co.	675,881	15,687,198
NewMarket Corp.	162,525	16,738,450
OM Group Inc.(a)	423,910	14,362,071
Penford Corp.(a)	155,600	1,594,900
PolyOne Corp.(a )	1,281,942	13,127,086
Quaker Chemical Corp.	154,937	4,200,342
Stepan Co.	106,046	5,926,911
Zep Inc.	298,874	6,539,363

		110,910,033

COMMERCIAL SERVICES – 6.27%
ABM Industries Inc.	647,103	13,718,584
Administaff Inc.	307,833	6,569,156
American Public Education Inc.(a) (b)	253,312	11,804,339
AMN Healthcare Services Inc.(a)	450,490	3,964,312
Arbitron Inc.(b)	368,497	9,824,130
Bowne & Co. Inc.	556,166	6,206,813
Capella Education Co.(a) (b)	201,373	18,695,469
CDI Corp.	175,505	2,572,903
Chemed Corp.	315,116	17,136,008
Coinstar Inc.(a) (b)	431,816	14,034,020
Consolidated Graphics Inc.(a)	155,315	6,431,594
CorVel Corp.(a)	99,500	3,557,125
Cross Country Healthcare Inc.(a)	429,003	4,337,220
Exponent Inc.(a)	190,463	5,432,005

Forrester Research Inc.(a)	206,298	6,203,381
GEO Group Inc. (The)(a)	715,790	14,186,958
Healthcare Services Group Inc.	603,048	13,502,245
HealthSpring Inc.(a)	678,591	11,943,202
Heartland Payment Systems Inc.	521,407	9,698,170
Heidrick & Struggles International Inc.	237,438	6,655,387
Hillenbrand Inc.	862,520	18,966,815
HMS Holdings Corp.(a)	356,166	18,160,904
Kelly Services Inc. Class A(a)	368,559	6,140,193
Kendle International Inc.(a)	207,390	3,625,177
Landauer Inc.	130,083	8,484,013
Live Nation Entertainment Inc.(a)	1,970,172	28,567,494
MAXIMUS Inc.	241,235	14,698,449
Midas Inc.(a)	197,165	2,224,021
Monro Muffler Brake Inc.	275,460	9,850,450
On Assignment Inc.(a)	504,323	3,595,823
PAREXEL International Corp.(a)	804,132	18,744,317
Pre-Paid Legal Services Inc.(a) (b)	93,984	3,557,294
Rewards Network Inc.(b)	120,724	1,617,702
SFN Group Inc.(a)	716,576	5,739,774
StarTek Inc.(a)	163,989	1,139,724
TeleTech Holdings Inc.(a)	444,642	7,594,485
TrueBlue Inc.(a)	609,411	9,445,870
Universal Technical Institute Inc.(a)	282,044	6,436,244
Viad Corp.	283,981	5,835,810
Volt Information Sciences Inc.(a)	167,394	1,709,093
Wright Express Corp.(a)	529,937	15,961,702

		378,568,375

COMPUTERS – 1.96%
Agilysys Inc.	277,030	3,094,425
CACI International Inc. Class A(a)	417,293	20,384,763
CIBER Inc.(a)	959,774	3,589,555
Compellent Technologies Inc.(a)	315,429	5,535,779
Hutchinson Technology Inc.(a)	322,587	2,012,943
Integral Systems Inc.(a)	242,353	2,333,859
Manhattan Associates Inc.(a)	313,100	7,977,788
Mercury Computer Systems Inc.(a)	326,309	4,476,959
MTS Systems Corp.	228,217	6,625,140
NCI Inc. Class A(a)	96,923	2,929,982
NetScout Systems Inc.(a)	481,226	7,117,333
Radiant Systems Inc.(a)	383,069	5,466,395
RadiSys Corp.(a)	327,649	2,935,735
Sigma Designs Inc.(a) (b)	372,845	4,373,472
Stratasys Inc.(a) (b)	279,921	6,824,474
Sykes Enterprises Inc.(a)	557,828	12,740,792
Synaptics Inc.(a) (b)	464,666	12,829,428
Tyler Technologies Inc.(a)	385,580	7,225,769

		118,474,591

DISTRIBUTION & WHOLESALE – 1.41%
Brightpoint Inc.(a)	973,380	7,329,551

MWI Veterinary Supply Inc.(a)	169,765	6,858,506
Pool Corp.	681,573	15,430,813
ScanSource Inc.(a)	368,031	10,591,932
United Stationers Inc.(a)	332,740	19,581,749
Watsco Inc.	447,734	25,467,110

		85,259,661

DIVERSIFIED FINANCIAL SERVICES – 1.52%
Investment Technology Group Inc.(a)	609,244	10,168,282
LaBranche & Co. Inc.(a)	597,925	3,145,085
National Financial Partners Corp.(a)	574,687	8,103,087
optionsXpress Holdings Inc.(a)	589,030	9,595,299
Piper Jaffray Companies(a)	219,476	8,844,883
Portfolio Recovery Associates Inc.(a) (b)	232,503	12,757,440
Stifel Financial Corp.(a)	427,500	22,978,125
SWS Group Inc.	397,871	4,587,453
TradeStation Group Inc.(a)	459,272	3,219,497
World Acceptance Corp.(a) (b)	226,935	8,187,815

		91,586,966

ELECTRIC – 1.33%
ALLETE Inc.	414,881	13,890,216
Avista Corp.	760,087	15,741,402
Central Vermont Public Service Corp.	163,195	3,291,643
CH Energy Group Inc.	219,247	8,954,047
El Paso Electric Co.(a)	609,131	12,548,099
UIL Holdings Corp.	414,430	11,396,825
UniSource Energy Corp.	469,653	14,765,890

		80,588,122

ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Advanced Energy Industries Inc.(a)	459,119	7,603,011
Belden Inc.	647,389	17,777,302
Encore Wire Corp.	262,292	5,455,674
Greatbatch Inc.(a)	322,783	6,839,772
Littelfuse Inc.(a)	302,196	11,486,470
Magnetek Inc.(a)	438,843	737,256
Powell Industries Inc.(a)	121,655	3,957,437
Vicor Corp.(a)	270,972	3,742,123

		57,599,045

ELECTRONICS – 3.84%
American Science and Engineering Inc.	125,043	9,368,222
Analogic Corp.	178,035	7,607,436
Badger Meter Inc.	207,833	8,003,649
Bel Fuse Inc. Class B	161,566	3,255,555
Benchmark Electronics Inc.(a)	881,606	18,284,508
Brady Corp. Class A	725,977	22,592,404
Checkpoint Systems Inc.(a)	541,557	11,979,241
CTS Corp.	471,925	4,445,533
Cubic Corp.	214,486	7,721,496
Cymer Inc.(a)	415,943	15,514,674

Daktronics Inc.	477,775	3,640,645
Dionex Corp.(a)	244,697	18,298,442
Electro Scientific Industries Inc.(a)	380,648	4,876,101
FARO Technologies Inc.(a)	224,120	5,771,090
FEI Co.(a)	524,182	12,009,010
II-VI Inc.(a)	357,287	12,090,592
Keithley Instruments Inc.	184,933	1,220,558
LoJack Corp.(a)	252,339	1,042,160
Methode Electronics Inc.	514,121	5,089,798
Park Electrochemical Corp.	285,619	8,208,690
Plexus Corp.(a)	551,109	19,856,457
Rogers Corp.(a)	218,914	6,350,695
Sonic Solutions Inc.(a) (b)	423,324	3,966,546
Technitrol Inc.	568,663	3,002,541
TTM Technologies Inc.(a)	600,737	5,334,545
Watts Water Technologies Inc. Class A	406,821	12,635,860

		232,166,448

ENERGY - ALTERNATE SOURCES – 0.06%
Headwaters Inc.(a)	835,365	3,834,325

		3,834,325

ENGINEERING & CONSTRUCTION – 0.80%
Dycom Industries Inc.(a)	541,303	4,747,227
EMCOR Group Inc.(a)	916,689	22,578,050
Insituform Technologies Inc. Class A(a)	542,830	14,444,706
Stanley Inc.(a)	224,276	6,344,768

		48,114,751

ENTERTAINMENT – 0.23%
Pinnacle Entertainment Inc.(a)	831,253	8,096,404
Shuffle Master Inc.(a)	740,680	6,066,169

		14,162,573

ENVIRONMENTAL CONTROL – 0.71%
Calgon Carbon Corp.(a) (b)	776,041	13,285,822
Darling International Inc.(a)	1,138,607	10,201,919
Tetra Tech Inc.(a)	853,939	19,674,755

		43,162,496

FOOD – 1.89%
Calavo Growers Inc.	164,182	2,994,680
Cal-Maine Foods Inc.(b)	174,467	5,912,687
Diamond Foods Inc.	292,792	12,308,976
Great Atlantic & Pacific Tea Co. Inc. (The)(a) (b)	387,087	2,968,957
Hain Celestial Group Inc.(a)	564,703	9,797,597
J&J Snack Foods Corp.	195,927	8,516,947
Lance Inc.	444,039	10,270,622
Nash-Finch Co.	177,058	5,958,002
Sanderson Farms Inc.	243,231	13,039,614
Spartan Stores Inc.	312,993	4,513,359
TreeHouse Foods Inc.(a)	475,452	20,858,079

United Natural Foods Inc.(a)	596,114	16,768,687

		113,908,207

FOREST PRODUCTS & PAPER – 1.10%
Buckeye Technologies Inc.(a)	536,093	7,012,096
Clearwater Paper Corp.(a)	157,108	7,737,569
Deltic Timber Corp.	149,003	6,563,582
Neenah Paper Inc.	204,366	3,237,157
Rock-Tenn Co. Class A	537,786	24,506,908
Schweitzer-Mauduit International Inc.	244,953	11,649,965
Wausau Paper Corp.(a)	679,923	5,806,542

		66,513,819

GAS – 1.87%
Laclede Group Inc. (The)	308,291	10,395,573
New Jersey Resources Corp.	573,684	21,547,571
Northwest Natural Gas Co.	367,991	17,148,381
Piedmont Natural Gas Co.	1,013,165	27,943,091
South Jersey Industries Inc.	412,552	17,323,058
Southwest Gas Corp.	626,443	18,743,175

		113,100,849

HAND & MACHINE TOOLS – 0.36%
Baldor Electric Co.	581,134	21,734,412

		21,734,412

HEALTH CARE - PRODUCTS – 3.72%
Abaxis Inc.(a)	306,388	8,330,690
Align Technology Inc.(a)	938,313	18,146,973
American Medical Systems Holdings Inc.(a)	1,041,572	19,352,408
Cantel Medical Corp.	179,176	3,556,644
CONMED Corp.(a)	404,730	9,636,621
Cooper Companies Inc. (The)	629,387	24,470,567
Cyberonics Inc.(a)	332,185	6,364,665
Haemonetics Corp.(a)	347,889	19,881,856
Hanger Orthopedic Group Inc.(a)	441,808	8,032,069
ICU Medical Inc.(a)	166,654	5,741,230
Invacare Corp.	447,753	11,883,365
Kensey Nash Corp.(a)	152,756	3,603,514
LCA-Vision Inc.(a) (b)	257,269	2,140,478
Meridian Bioscience Inc.	562,005	11,448,042
Merit Medical Systems Inc.(a)	390,988	5,962,567
Natus Medical Inc.(a)	395,269	6,288,730
Osteotech Inc.(a)	246,248	965,292
Palomar Medical Technologies Inc.(a)	258,442	2,806,680
PSS World Medical Inc.(a)	815,234	19,166,151
SurModics Inc.(a) (b)	240,914	5,044,739
Symmetry Medical Inc.(a)	495,224	4,972,049
West Pharmaceutical Services Inc.	458,433	19,231,264
Zoll Medical Corp.(a)	296,867	7,825,414

		224,852,008

HEALTH CARE - SERVICES – 3.58%
Air Methods Corp.(a)	151,801	5,161,234
Almost Family Inc.(a) (b)	113,370	4,272,915
Amedisys Inc.(a) (b)	392,308	21,663,248
AMERIGROUP Corp.(a)	707,829	23,528,236
AmSurg Corp.(a)	428,838	9,258,612
Bio-Reference Laboratories Inc.(a)	165,350	7,270,439
Centene Corp.(a)	678,357	16,307,702
Genoptix Inc.(a) (b)	240,047	8,519,268
Gentiva Health Services Inc.(a)	406,142	11,485,696
Healthways Inc.(a)	470,105	7,554,587
IPC The Hospitalist Co. Inc.(a)	188,701	6,625,292
LHC Group Inc.(a) (b)	209,084	7,010,587
Magellan Health Services Inc.(a) (b)	472,019	20,523,386
MedCath Corp.(a)	255,745	2,677,650
MEDNAX Inc.(a)	651,074	37,885,996
Molina Healthcare Inc.(a)	185,243	4,662,566
Odyssey Healthcare Inc.(a)	458,296	8,299,741
RehabCare Group Inc.(a)	340,988	9,298,743
Res-Care Inc.(a)	355,896	4,267,193

		216,273,091

HOME BUILDERS – 0.44%
M/I Homes Inc.(a)	258,624	3,788,842
Meritage Homes Corp.(a)	439,990	9,239,790
Skyline Corp.	93,008	1,729,949
Standard-Pacific Corp.(a)	1,368,154	6,184,056
Winnebago Industries Inc.(a) (b)	402,726	5,883,827

		26,826,464

HOME FURNISHINGS – 0.51%
Audiovox Corp. Class A(a)	256,256	1,993,672
DTS Inc.(a)	242,289	8,247,518
Ethan Allen Interiors Inc.(b)	359,857	7,423,850
La-Z-Boy Inc.(a) (b)	713,346	8,945,359
Universal Electronics Inc.(a)	190,701	4,260,260

		30,870,659

HOUSEHOLD PRODUCTS & WARES – 0.53%
Blyth Inc.	82,804	2,587,625
Central Garden & Pet Co. Class A(a)	892,715	8,177,269
Helen of Troy Ltd.(a) (b)	422,380	11,007,223
Kid Brands Inc.(a)	232,756	2,013,339
Standard Register Co. (The)	176,039	941,809
WD-40 Co.	230,088	7,553,789

		32,281,054

HOUSEWARES – 0.51%
National Presto Industries Inc.	66,396	7,895,148
Toro Co. (The)(b)	465,864	22,906,533

		30,801,681

INSURANCE – 2.62%
American Physicians Capital Inc.	123,454	3,944,355
Amerisafe Inc.(a)	262,813	4,302,249
Delphi Financial Group Inc. Class A	658,915	16,578,301
eHealth Inc.(a)	325,009	5,118,892
Employers Holdings Inc.	424,707	6,306,899
Infinity Property and Casualty Corp.	188,610	8,570,438
Navigators Group Inc. (The)(a)	184,516	7,257,014
Presidential Life Corp.	288,319	2,874,540
ProAssurance Corp.(a)	449,161	26,293,885
RLI Corp.	240,566	13,717,073
Safety Insurance Group Inc.	208,802	7,865,571
Selective Insurance Group Inc.	738,316	12,256,046
Stewart Information Services Corp.(b)	251,769	3,474,412
Tower Group Inc.	624,457	13,844,212
United Fire & Casualty Co.	306,285	5,510,067
Zenith National Insurance Corp.	525,246	20,127,427

		158,041,381

INTERNET – 2.10%
Blue Coat Systems Inc.(a) (b)	576,820	17,904,493
Blue Nile Inc.(a) (b)	200,777	11,046,751
comScore Inc.(a)	337,232	5,628,402
CyberSource Corp.(a)	977,980	17,251,567
DealerTrack Holdings Inc.(a)	559,479	9,555,901
eResearchTechnology Inc.(a)	588,583	4,067,109
InfoSpace Inc.(a)	492,788	5,445,307
j2 Global Communications Inc.(a) (b)	626,754	14,666,044
Knot Inc. (The)(a)	419,765	3,282,562
NutriSystem Inc.(b)	428,774	7,636,465
PCTEL Inc.(a)	258,404	1,596,937
Perficient Inc.(a)	420,686	4,741,131
Stamps.com Inc.(a)	160,797	1,624,050
United Online Inc.	1,176,491	8,800,153
Websense Inc.(a)	600,342	13,669,787

		126,916,659

IRON & STEEL – 0.16%
Gibraltar Industries Inc.(a)	418,628	5,278,899
Olympic Steel Inc.	125,882	4,110,047

		9,388,946

LEISURE TIME – 1.04%
Arctic Cat Inc.(a)	169,169	1,835,484
Brunswick Corp.	1,224,557	19,556,175
Callaway Golf Co.(b)	895,514	7,898,433
Interval Leisure Group Inc.(a)	547,232	7,967,698
Multimedia Games Inc. (a) (b)	381,837	1,489,164
Nautilus Inc.(a)	290,544	877,443
Polaris Industries Inc.(b)	455,628	23,309,928

		62,934,325

LODGING – 0.08%
Marcus Corp.	288,429	3,746,693
Monarch Casino & Resort Inc.(a)	156,346	1,335,195

		5,081,888

MACHINERY – 2.03%
Albany International Corp. Class A	379,536	8,171,410
Applied Industrial Technologies Inc.	516,283	12,829,633
Astec Industries Inc.(a)	274,532	7,950,447
Briggs & Stratton Corp.	693,553	13,524,283
Cascade Corp.	127,299	4,100,301
Cognex Corp.	550,435	10,177,543
Gardner Denver Inc.	723,537	31,864,569
Gerber Scientific Inc.(a)	349,490	2,170,333
Intermec Inc.(a)	683,960	9,698,553
Intevac Inc.(a)	309,457	4,276,696
Lindsay Corp.(b)	172,672	7,150,348
Robbins & Myers Inc.	456,782	10,880,547

		122,794,663

MANUFACTURING – 2.58%
A.O. Smith Corp.	315,963	16,610,175
Actuant Corp. Class A	939,415	18,365,563
Acuity Brands Inc.	601,602	25,393,620
AZZ Inc.	171,098	5,791,667
Barnes Group Inc.	602,838	11,725,199
Ceradyne Inc.(a)	351,771	7,981,684
CLARCOR Inc.	698,548	24,092,921
EnPro Industries Inc.(a)	281,988	8,200,211
ESCO Technologies Inc.	367,208	11,680,886
Griffon Corp.(a)	609,740	7,597,360
Lydall Inc.(a)	237,029	1,860,678
Myers Industries Inc.	389,802	4,085,125
Standex International Corp.	172,385	4,442,361
Sturm, Ruger & Co. Inc.(b)	263,181	3,155,540
Tredegar Corp.	300,292	5,128,987

		156,111,977

MEDIA – 0.06%
E.W. Scripps Co. (The) Class A(a).	403,721	3,411,442

		3,411,442

METAL FABRICATE & HARDWARE – 0.72%
A.M. Castle & Co.(a)	234,010	3,060,851
CIRCOR International Inc.	234,981	7,803,719
Kaydon Corp.	464,789	17,476,066
Lawson Products Inc.	54,584	844,414
Mueller Industries Inc.	522,152	13,988,452

		43,173,502

MINING – 0.65%
AMCOL International Corp.	343,668	9,347,770

Brush Engineered Materials Inc.(a)	281,621	6,356,186
Century Aluminum Co.(a)	795,087	10,940,397
RTI International Metals Inc.(a)	416,102	12,620,374

		39,264,727

MISCELLANEOUS – MANUFACTURING – 0.11%
John Bean Technologies Corp.	391,119	6,860,227

		6,860,227

OFFICE FURNISHINGS – 0.15%
Interface Inc. Class A	779,425	9,025,741

		9,025,741

OIL & GAS – 1.77%
Holly Corp.	603,460	16,842,569
Penn Virginia Corp.	629,971	15,434,289
Petroleum Development Corp.(a)	266,146	6,166,603
PetroQuest Energy Inc.(a)	732,571	3,684,832
Pioneer Drilling Co.(a)	753,912	5,307,540
Seahawk Drilling Inc.(a)	164,721	3,104,991
St. Mary Land & Exploration Co.	870,042	30,286,162
Stone Energy Corp.(a)	585,296	10,389,004
Swift Energy Co.(a)	520,281	15,993,438

		107,209,428

OIL & GAS SERVICES – 2.94%
Basic Energy Services Inc.(a) (b)	314,047	2,421,302
CARBO Ceramics Inc.	265,598	16,557,379
Dril-Quip Inc.(a)	418,353	25,452,597
Gulf Island Fabrication Inc.	199,283	4,334,405
Hornbeck Offshore Services Inc.(a)	319,813	5,938,927
ION Geophysical Corp.(a)	1,646,015	8,098,394
Lufkin Industries Inc.	206,630	16,354,764
Matrix Service Co.(a)	366,653	3,945,186
Oil States International Inc.(a)	691,074	31,333,295
SEACOR Holdings Inc.(a)	313,085	25,253,436
Superior Well Services Inc.(a) (b)	256,581	3,433,054
Tetra Technologies Inc.(a)	1,045,392	12,774,690
World Fuel Services Corp.	822,667	21,915,849

		177,813,278

PHARMACEUTICALS – 2.04%
Catalyst Health Solutions Inc.(a)	534,386	22,112,893
Cubist Pharmaceuticals Inc.(a)	802,490	18,088,125
Emergent BioSolutions Inc.(a)	231,851	3,892,778
Mannatech Inc.(b)	214,608	716,791
Neogen Corp.(a) (b)	309,655	7,772,340
Par Pharmaceutical Companies Inc.(a)	483,445	11,989,436
PetMed Express Inc.(b)	315,903	7,003,570
PharMerica Corp.(a)	423,407	7,714,476
Salix Pharmaceuticals Ltd.(a)	769,348	28,658,213
Theragenics Corp.(a)	461,382	765,894

ViroPharma Inc.(a)	1,074,967	14,651,800

		123,366,316

REAL ESTATE – 0.16%
Forestar Group Inc.(a)	505,669	9,547,031

		9,547,031

REAL ESTATE INVESTMENT TRUSTS – 6.48%
Acadia Realty Trust	555,664	9,924,159
BioMed Realty Trust Inc.	1,374,986	22,742,268
Cedar Shopping Centers Inc.	750,618	5,937,388
Colonial Properties Trust	919,097	11,837,969
DiamondRock Hospitality Co.(a)	1,721,142	17,400,746
EastGroup Properties Inc.	371,446	14,018,372
Entertainment Properties Trust	592,325	24,362,327
Extra Space Storage Inc.	1,200,429	15,221,440
Franklin Street Properties Corp.	939,471	13,556,567
Healthcare Realty Trust Inc.	851,269	19,826,055
Home Properties Inc.	484,997	22,697,860
Inland Real Estate Corp.	997,104	9,123,502
Kilroy Realty Corp.	596,594	18,398,959
Kite Realty Group Trust	870,268	4,116,368
LaSalle Hotel Properties	955,062	22,252,945
Lexington Realty Trust	1,530,832	9,965,716
LTC Properties Inc.	323,999	8,767,413
Medical Properties Trust Inc.	1,115,007	11,685,273
Mid-America Apartment Communities Inc.	403,541	20,899,388
National Retail Properties Inc.	1,148,331	26,216,397
Parkway Properties Inc.	299,100	5,617,098
Pennsylvania Real Estate Investment Trust(b)	551,823	6,881,233
Post Properties Inc.	674,392	14,850,112
PS Business Parks Inc.	250,278	13,364,845
Sovran Self Storage Inc.	381,707	13,306,306
Tanger Factory Outlet Centers Inc.	560,117	24,174,650
Urstadt Biddle Properties Inc. Class A	276,512	4,371,655

		391,517,011

RETAIL – 8.84%
Big 5 Sporting Goods Corp.	299,813	4,563,154
BJ's Restaurants Inc.(a)	292,429	6,813,596
Brown Shoe Co. Inc.	593,465	9,186,838
Buckle Inc. (The)(b)	352,870	12,971,501
Buffalo Wild Wings Inc.(a) (b)	250,729	12,062,572
Cabela's Inc.(a) (b)	560,948	9,810,981
California Pizza Kitchen Inc.(a)	336,884	5,656,282
Casey's General Stores Inc.	705,291	22,146,137
Cash America International Inc.	409,549	16,168,995
Cato Corp. (The) Class A	411,215	8,816,450
CEC Entertainment Inc.(a)	307,737	11,721,702
Children's Place Retail Stores Inc. (The)(a) (b)	380,140	16,935,237
Christopher & Banks Corp.	502,574	4,020,592
CKE Restaurants Inc.	763,474	8,451,657

Cracker Barrel Old Country Store Inc.	317,457	14,723,656
DineEquity Inc.(a) (b)	210,908	8,337,193
Dress Barn Inc.(a)	827,877	21,657,262
EZCORP Inc.(a)	674,875	13,902,425
Finish Line Inc. (The) Class A	786,443	12,834,750
First Cash Financial Services Inc.(a)	367,248	7,921,539
Fred's Inc. Class A	548,738	6,573,881
Genesco Inc.(a)	330,120	10,237,021
Group 1 Automotive Inc.(a) (b)	338,925	10,798,150
Haverty Furniture Companies Inc.	258,393	4,216,974
Hibbett Sports Inc. (a) (b)	397,002	10,155,311
Hot Topic Inc.(a)	617,172	4,011,618
HSN Inc.(a)	552,056	16,252,529
Insight Enterprises Inc.(a)	635,013	9,118,787
Jack in the Box Inc.(a)	764,944	18,014,431
Jo-Ann Stores Inc.(a)	371,444	15,593,219
Jos. A. Bank Clothiers Inc.(a)	253,616	13,860,114
Landry's Restaurants Inc.(a) (b)	112,132	2,009,405
Lithia Motors Inc. Class A(a) (b)	295,262	1,889,677
Lumber Liquidators Holdings Inc.(a) (b)	215,668	5,751,866
MarineMax Inc.(a) (b)	304,388	3,275,215
Men's Wearhouse Inc. (The)	723,843	17,328,801
Movado Group Inc.(a)	250,381	2,824,298
O'Charley's Inc.(a)	259,065	2,316,041
OfficeMax Inc.(a)	1,173,419	19,267,540
P.F. Chang's China Bistro Inc.(a) (b)	318,156	14,040,224
Papa John's International Inc.(a)	293,355	7,542,157
Pep Boys—Manny, Moe & Jack (The)	648,344	6,515,857
Red Robin Gourmet Burgers Inc.(a)	217,638	5,319,073
Ruby Tuesday Inc.(a)	892,597	9,434,750
Ruth's Hospitality Group Inc.(a)	400,034	2,120,180
School Specialty Inc.(a) (b)	222,986	5,064,012
Sonic Automotive Inc.(a)	551,686	6,068,546
Sonic Corp.(a)	845,490	9,342,664
Stage Stores Inc.	526,968	8,110,038
Steak n Shake Co. (The) (a)	16,919	6,450,707
Stein Mart Inc.(a)	359,716	3,248,235
Texas Roadhouse Inc.(a)	713,580	9,911,626
Tractor Supply Co.(b)	500,271	29,040,732
Tuesday Morning Corp.(a)	434,665	2,864,442
Zale Corp.(a) (b)	328,400	899,816
Zumiez Inc.(a) (b)	288,366	5,908,619

		534,079,075

SAVINGS & LOANS – 0.22%
Brookline Bancorp Inc.	816,954	8,692,391
Dime Community Bancshares Inc.	351,752	4,442,628

		13,135,019

SEMICONDUCTORS – 4.86%
Actel Corp.(a)	363,586	5,035,666
ATMI Inc.(a)	436,577	8,430,302

Brooks Automation Inc.(a)	895,656	7,899,686
Cabot Microelectronics Corp.(a)	326,137	12,337,763
Cohu Inc.	325,526	4,482,493
Cypress Semiconductor Corp.(a)	2,243,656	25,802,044
Diodes Inc.(a)	484,854	10,860,730
DSP Group Inc.(a)	315,241	2,625,958
Exar Corp.(a)	608,361	4,288,945
Hittite Microwave Corp.(a)	297,582	13,084,681
Kopin Corp.(a)	926,158	3,426,785
Kulicke and Soffa Industries Inc.(a)	971,002	7,039,764
Micrel Inc.	594,655	6,339,022
Microsemi Corp.(a)	1,149,866	19,938,676
MKS Instruments Inc.(a)	687,558	13,469,261
Pericom Semiconductor Corp.(a)	357,596	3,829,853
Rudolph Technologies Inc.(a)	429,324	3,679,307
Skyworks Solutions Inc.(a)	2,433,693	37,965,611
Standard Microsystems Corp.(a)	309,493	7,204,997
Supertex Inc.(a)	179,905	4,603,769
Tessera Technologies Inc.(a)	690,993	14,013,338
TriQuint Semiconductor Inc.(a)	2,125,401	14,877,807
Ultratech Inc.(a)	329,693	4,483,825
Varian Semiconductor Equipment Associates Inc.(a)	1,030,480	34,129,498
Veeco Instruments Inc.(a) (b)	553,805	24,090,517

		293,940,298

SOFTWARE – 3.68%
Avid Technology Inc.(a)	393,097	5,416,877
Blackbaud Inc.	617,257	15,548,704
CommVault Systems Inc.(a)	589,109	12,577,477
Computer Programs and Systems Inc.(b)	135,984	5,314,255
Concur Technologies Inc.(a)	595,109	24,405,420
CSG Systems International Inc.(a)	493,064	10,334,621
Digi International Inc.(a)	344,588	3,666,416
Ebix Inc.(a)(b)	420,538	6,715,992
Eclipsys Corp.(a)	791,278	15,730,607
Epicor Software Corp.(a)	636,233	6,082,387
EPIQ Systems Inc.(a)	452,991	5,630,678
Interactive Intelligence Inc.(a)	178,046	3,327,680
JDA Software Group Inc.(a)	492,569	13,703,270
Omnicell Inc.(a)	449,614	6,308,084
Phase Forward Inc.(a)	600,232	7,845,032
Phoenix Technologies Ltd.(a)	479,899	1,545,275
Progress Software Corp.(a)	572,093	17,980,883
Quality Systems Inc. (b)	262,596	16,133,898
Smith Micro Software Inc.(a)	413,850	3,658,434
SYNNEX Corp.(a)	292,581	8,648,694
Take-Two Interactive Software Inc.(a)(b)	1,151,082	11,338,158
Taleo Corp. Class A(a)	532,123	13,787,307
THQ Inc.(a)	934,403	6,550,165

		222,250,314

STORAGE & WAREHOUSING – 0.13%

Mobile Mini Inc.(a)	503,732	7,802,809

		7,802,809

TELECOMMUNICATIONS – 2.97%
Adaptec Inc.(a)	1,676,658	5,482,672
Anixter International Inc.(a)	399,629	18,722,619
Applied Signal Technology Inc.	183,396	3,590,894
ARRIS Group Inc.(a)	1,736,336	20,853,395
Black Box Corp.	242,578	7,461,699
Cbeyond Inc.(a)	373,006	5,102,722
Comtech Telecommunications Corp.(a)	391,492	12,523,829
EMS Technologies Inc.(a)	210,887	3,500,724
General Communication Inc. Class A(a)	619,251	3,573,078
Harmonic Inc.(a)	1,336,130	8,430,980
Iowa Telecommunications Services Inc.	456,280	7,619,876
NETGEAR Inc.(a)	483,372	12,616,009
Network Equipment Technologies Inc.(a)	416,423	2,294,491
Neutral Tandem Inc.(a) (b)	466,550	7,455,469
Newport Corp.(a)	504,567	6,307,088
Novatel Wireless Inc.(a) (b)	429,893	2,893,180
NTELOS Holdings Corp.	413,062	7,348,373
Symmetricom Inc.(a)	607,932	3,544,244
Tekelec(a)	935,859	16,995,199
Tollgrade Communications Inc.(a)	176,740	1,111,695
USA Mobility Inc.	312,148	3,954,915
ViaSat Inc.(a) (b)	526,973	18,238,536

		179,621,687

TEXTILES – 0.28%
G&K Services Inc. Class A	257,437	6,662,470
UniFirst Corp.	198,534	10,224,501

		16,886,971

TOYS, GAMES & HOBBIES – 0.16%
JAKKS Pacific Inc.(a)	386,133	5,039,036
RC2 Corp.(a)	296,575	4,439,728

		9,478,764

TRANSPORTATION – 1.60%
Arkansas Best Corp.	351,000	10,487,880
Bristow Group Inc.(a)	497,515	18,771,241
Forward Air Corp.	401,054	10,547,720
Heartland Express Inc.	728,720	12,023,880
Hub Group Inc. Class A(a)	528,053	14,774,923
Knight Transportation Inc.	809,314	17,068,432
Old Dominion Freight Line Inc.(a)	387,816	12,949,176

		96,623,252

WATER – 0.15%
American States Water Co.	256,164	8,888,891

		8,888,891

TOTAL COMMON STOCKS
(Cost: $6,566,215,066)		6,035,938,885

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.27%

MONEY MARKET FUNDS – 7.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c) (d) (e)	369,461,777	369,461,777
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c) (d) (e)	66,898,761	66,898,761
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c) (d)	3,235,129	3,235,129

		439,595,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $439,595,667)		439,595,667

TOTAL INVESTMENTS IN SECURITIES – 107.16%
(Cost: $7,005,810,733)		6,475,534,552
Other Assets, Less Liabilities – (7.16)%		(432,872,276)

NET ASSETS – 100.00%		$6,042,662,276

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.16%
inVentiv Health Inc.(a)	112,898	$2,535,689

		2,535,689

AEROSPACE & DEFENSE – 1.48%
AeroVironment Inc.(a)	108,255	2,826,538
Curtiss-Wright Corp.	152,980	5,323,704
GenCorp Inc.(a) (b)	367,476	2,116,662
Orbital Sciences Corp.(a)	169,993	3,231,567
Teledyne Technologies Inc.(a)	118,162	4,876,546
Triumph Group Inc.	70,133	4,915,622

		23,290,639

AGRICULTURE – 0.28%
Andersons Inc. (The)	132,684	4,442,260

		4,442,260

AIRLINES – 0.40%
Allegiant Travel Co.(a) (b)	109,569	6,339,662

		6,339,662

APPAREL – 4.39%
Carter's Inc.(a)	247,863	7,473,069
Crocs Inc.(a)	621,464	5,450,239
Deckers Outdoor Corp.(a)	93,469	12,898,722
Gymboree Corp.(a)	217,515	11,230,299
Iconix Brand Group Inc.(a)	518,792	7,968,645
Maidenform Brands Inc.(a)	97,053	2,120,608
Oxford Industries Inc.	55,828	1,134,983
SKECHERS U.S.A. Inc. Class A(a)	163,045	5,921,794
True Religion Apparel Inc.(a) (b)	183,947	5,584,631
Volcom Inc.(a)	120,754	2,357,118
Wolverine World Wide Inc.	235,101	6,855,545

		68,995,653

AUTO PARTS & EQUIPMENT – 0.12%
ATC Technology Corp.(a)	70,167	1,204,066
Spartan Motors Inc.	122,209	684,370

		1,888,436

BANKS – 2.34%
TBank of the Ozarks Inc.	55,391	1,949,209
City Holding Co.	45,176	1,549,085
First Financial Bancorp	156,192	2,778,656
First Financial Bankshares Inc.	83,108	4,284,217
Hancock Holding Co.	111,144	4,646,931
Home Bancshares Inc.	56,399	1,491,190
NBT Bancorp Inc.	102,705	2,346,809
Signature Bank(a)	294,555	10,913,263
Tompkins Financial Corp.	25,732	938,703

TrustCo Bank Corp. NY	201,346	1,242,305
UMB Financial Corp.	115,039	4,670,583

		36,810,951

BEVERAGES – 0.48%
Boston Beer Co. Inc. Class A(a)	73,328	3,832,121
Peet's Coffee & Tea Inc.(a) (b)	94,175	3,734,039

		7,566,160

BIOTECHNOLOGY – 1.82%
ArQule Inc.(a)	97,745	563,011
CryoLife Inc.(a)	85,691	554,421
Enzo Biochem Inc.(a)	242,790	1,461,596
Integra LifeSciences Holdings Corp.(a)	149,838	6,567,400
Regeneron Pharmaceuticals Inc.(a)	467,957	12,396,181
Savient Pharmaceuticals Inc.(a)	486,188	7,025,417

		28,568,026

BUILDING MATERIALS – 0.47%
AAON Inc.	91,586	2,071,675
Eagle Materials Inc.	136,438	3,621,065
Quanex Building Products Corp.	106,520	1,760,776

		7,453,516

CHEMICALS – 1.47%
Balchem Corp.	202,988	5,003,654
H.B. Fuller Co.	127,745	2,964,961
NewMarket Corp.	85,100	8,764,449
PolyOne Corp.(a)	321,606	3,293,245
Stepan Co.	31,119	1,739,241
Zep Inc.	58,467	1,279,258

		23,044,808

COMMERCIAL SERVICES – 6.51%
Administaff Inc.	84,304	1,799,047
American Public Education Inc.(a) (b)	63,994	2,982,120
Arbitron Inc.(b)	192,851	5,141,408
Capella Education Co.(a)	105,511	9,795,641
Chemed Corp.	97,236	5,287,694
Coinstar Inc.(a) (b)	226,035	7,346,138
Consolidated Graphics Inc.(a)	46,379	1,920,554
CorVel Corp.(a)	51,969	1,857,892
Exponent Inc.(a)	99,576	2,839,908
Forrester Research Inc.(a)	107,356	3,228,195
Healthcare Services Group Inc.	185,969	4,163,846
Heidrick & Struggles International Inc.	123,669	3,466,442
Hillenbrand Inc.	203,808	4,481,738
HMS Holdings Corp.(a)	186,593	9,514,377
Landauer Inc.	36,161	2,358,420
MAXIMUS Inc.	126,308	7,695,946
Midas Inc.(a)	39,090	440,935
Monro Muffler Brake Inc.	143,920	5,146,579

On Assignment Inc.(a)	137,098	977,509
PAREXEL International Corp.(a)	274,143	6,390,273
Pre-Paid Legal Services Inc.(a) (b)	30,414	1,151,170
StarTek Inc.(a)	48,332	335,907
TeleTech Holdings Inc.(a)	232,822	3,976,600
Universal Technical Institute Inc.(a)	73,869	1,685,691
Wright Express Corp.(a)	277,670	8,363,420

		102,347,450

COMPUTERS – 2.69%
Compellent Technologies Inc.(a)	165,168	2,898,698
Integral Systems Inc.(a)	61,177	589,135
Manhattan Associates Inc.(a)	164,105	4,181,395
Mercury Computer Systems Inc.(a)	171,477	2,352,664
MTS Systems Corp.	48,072	1,395,530
NCI Inc. Class A(a)	22,280	673,524
NetScout Systems Inc.(a)	251,565	3,720,646
Radiant Systems Inc.(a)	200,289	2,858,124
RadiSys Corp.(a)	74,999	671,991
Sigma Designs Inc.(a) (b)	195,235	2,290,107
Stratasys Inc.(a)	146,757	3,577,936
Sykes Enterprises Inc.(a)	292,353	6,677,343
Synaptics Inc.(a) (b)	243,307	6,717,706
Tyler Technologies Inc.(a)	201,688	3,779,633

		42,384,432

DISTRIBUTION & WHOLESALE – 0.49%
MWI Veterinary Supply Inc.(a)	54,300	2,193,720
Watsco Inc.	96,103	5,466,339

		7,660,059

DIVERSIFIED FINANCIAL SERVICES – 2.20%
Investment Technology Group Inc.(a)	204,732	3,416,977
optionsXpress Holdings Inc.(a)	308,415	5,024,080
Piper Jaffray Companies(a)	35,794	1,442,498
Portfolio Recovery Associates Inc.(a) (b)	121,787	6,682,453
Stifel Financial Corp.(a)	224,089	12,044,784
TradeStation Group Inc.(a)	241,086	1,690,013
World Acceptance Corp.(a) (b)	119,406	4,308,169

		34,608,974

ELECTRIC – 0.20%
El Paso Electric Co.(a)	149,400	3,077,640

		3,077,640

ELECTRICAL COMPONENTS & EQUIPMENT – 0.96%
Advanced Energy Industries Inc.(a)	89,311	1,478,990
Belden Inc.	162,338	4,457,802
Greatbatch Inc.(a)	109,943	2,329,692
Littelfuse Inc.(a)	108,052	4,107,057
Powell Industries Inc.(a)	48,804	1,587,594
Vicor Corp.(a)	84,516	1,167,166

		15,128,301

ELECTRONICS – 4.07%
American Science and Engineering Inc.	35,325	2,646,549
Analogic Corp.	38,467	1,643,695
Badger Meter Inc.	62,153	2,393,512
Brady Corp. Class A	190,196	5,918,900
Cubic Corp.	56,483	2,033,388
Cymer Inc.(a)	217,973	8,130,393
Daktronics Inc.	152,731	1,163,810
Dionex Corp.(a)	128,476	9,607,435
FARO Technologies Inc.(a)	116,642	3,003,532
FEI Co.(a)	175,616	4,023,363
II-VI Inc.(a)	187,234	6,335,999
Keithley Instruments Inc.	46,126	304,432
Methode Electronics Inc.	92,302	913,790
Park Electrochemical Corp.	62,283	1,790,013
Plexus Corp.(a)	176,026	6,342,217
Sonic Solutions Inc.(a) (b)	130,577	1,223,507
TTM Technologies Inc.(a)	314,489	2,792,662
Watts Water Technologies Inc. Class A	119,062	3,698,066

		63,965,263

ENGINEERING & CONSTRUCTION – 0.21%
Stanley Inc.(a)	116,812	3,304,611

		3,304,611

ENTERTAINMENT – 0.31%
Pinnacle Entertainment Inc.(a)	166,024	1,617,074
Shuffle Master Inc.(a)	388,031	3,177,974

		4,795,048

ENVIRONMENTAL CONTROL – 1.25%
Calgon Carbon Corp.(a)	235,319	4,028,661
Darling International Inc.(a)	596,611	5,345,635
Tetra Tech Inc.(a)	448,040	10,322,842

		19,697,138

FOOD – 1.95%
Calavo Growers Inc.	85,623	1,561,764
Cal-Maine Foods Inc.(b)	91,375	3,096,699
Diamond Foods Inc.	71,868	3,021,331
J&J Snack Foods Corp.	52,623	2,287,522
Lance Inc.	126,065	2,915,883
Sanderson Farms Inc.	127,259	6,822,355
TreeHouse Foods Inc.(a)	249,266	10,935,299

		30,640,853

FOREST PRODUCTS & PAPER – 1.06%
Buckeye Technologies Inc.(a)	144,056	1,884,252
Deltic Timber Corp.	29,728	1,309,518
Rock-Tenn Co. Class A	160,697	7,322,962

Schweitzer-Mauduit International Inc.	128,429	6,108,083

		16,624,815

GAS – 0.22%
Northwest Natural Gas Co.	72,968	3,400,309

		3,400,309

HAND & MACHINE TOOLS – 0.72%
Baldor Electric Co.(b)	304,439	11,386,019

		11,386,019

HEALTH CARE – PRODUCTS – 4.98%
Abaxis Inc.(a)	160,058	4,351,977
Align Technology Inc.(a)	491,663	9,508,762
American Medical Systems Holdings Inc.(a)	545,720	10,139,478
Cantel Medical Corp.	93,900	1,863,915
Cooper Companies Inc. (The)	329,644	12,816,559
Cyberonics Inc.(a)	172,988	3,314,450
Haemonetics Corp.(a)	109,432	6,254,039
ICU Medical Inc.(a)	46,565	1,604,164
Kensey Nash Corp.(a)	79,685	1,879,769
Meridian Bioscience Inc.	164,681	3,354,552
Merit Medical Systems Inc.(a)	119,703	1,825,471
Natus Medical Inc.(a)	205,518	3,269,791
PSS World Medical Inc.(a)	217,879	5,122,335
SurModics Inc.(a) (b)	127,059	2,660,615
West Pharmaceutical Services Inc.	151,418	6,351,985
Zoll Medical Corp.(a)	155,326	4,094,393

		78,412,255

HEALTH CARE – SERVICES – 4.27%
Air Methods Corp.(a)	79,427	2,700,518
Almost Family Inc.(a)	59,361	2,237,316
Amedisys Inc.(a) (b)	205,178	11,329,929
AmSurg Corp.(a)	114,559	2,473,329
Bio-Reference Laboratories Inc.(a)	86,800	3,816,596
Genoptix Inc.(a) (b)	126,289	4,481,997
Healthways Inc.(a)	245,002	3,937,182
IPC The Hospitalist Co. Inc.(a)	98,669	3,464,269
LHC Group Inc.(a)	109,584	3,674,352
MEDNAX Inc.(a)	341,435	19,868,103
Odyssey Healthcare Inc.(a)	240,257	4,351,054
RehabCare Group Inc.(a)	178,859	4,877,485

		67,212,130

HOME BUILDERS – 0.09%
Winnebago Industries Inc.(a) (b)	100,630	1,470,204

		1,470,204

HOME FURNISHINGS – 0.56%
DTS Inc.(a)	126,865	4,318,485
La-Z-Boy Inc.(a)	180,251	2,260,348

Universal Electronics Inc.(a)	99,766	2,228,772

		8,807,605

HOUSEHOLD PRODUCTS & WARES – 0.15%
Kid Brands Inc.(a)	51,258	443,382
WD-40 Co.	57,948	1,902,433

		2,345,815

HOUSEWARES – 0.64%
National Presto Industries Inc.	34,796	4,137,592
Toro Co. (The)(b)	119,598	5,880,634

		10,018,226

INSURANCE – 1.20%
Delphi Financial Group Inc. Class A	182,799	4,599,223
eHealth Inc.(a)	170,837	2,690,683
Navigators Group Inc. (The)(a)	38,870	1,528,757
RLI Corp.	48,018	2,737,986
Tower Group Inc.	326,737	7,243,759

		18,800,408

INTERNET – 3.81%
Blue Coat Systems Inc.(a) (b)	302,243	9,381,623
Blue Nile Inc.(a) (b)	105,125	5,783,978
comScore Inc.(a)	176,497	2,945,735
CyberSource Corp.(a)	512,488	9,040,288
DealerTrack Holdings Inc.(a)	293,277	5,009,171
eResearchTechnology Inc.(a)	307,249	2,123,091
j2 Global Communications Inc.(a)	328,172	7,679,225
Knot Inc. (The)(a)	219,151	1,713,761
NutriSystem Inc.(b)	224,220	3,993,358
Perficient Inc.(a)	219,693	2,475,940
Stamps.com Inc.(a)	85,103	859,540
United Online Inc.	216,301	1,617,931
Websense Inc.(a)	314,339	7,157,499

		59,781,140

LEISURE TIME – 1.07%
Interval Leisure Group Inc.(a)	286,841	4,176,405
Multimedia Games Inc.(a)	116,228	453,289
Polaris Industries Inc.(b)	238,523	12,202,837

		16,832,531

MACHINERY – 1.51%
Cognex Corp.	157,866	2,918,942
Gardner Denver Inc.	379,057	16,693,670
Intevac Inc.(a)	161,633	2,233,768
Lindsay Corp.	47,311	1,959,149

		23,805,529

MANUFACTURING – 1.17%
A.O. Smith Corp.	87,548	4,602,398

AZZ Inc.	89,442	3,027,612
CLARCOR Inc.	171,998	5,932,211
ESCO Technologies Inc.	101,445	3,226,965
Sturm, Ruger & Co. Inc.(b)	138,671	1,662,665

		18,451,851

METAL FABRICATE & HARDWARE – 0.47%
CIRCOR International Inc.	54,561	1,811,971
Kaydon Corp.	148,303	5,576,193

		7,388,164

MINING – 0.66%
AMCOL International Corp.	180,192	4,901,222
Brush Engineered Materials Inc.(a)	75,920	1,713,514
RTI International Metals Inc.(a)	126,305	3,830,831

		10,445,567

MISCELLANEOUS – MANUFACTURING – 0.14%
John Bean Technologies Corp.	126,867	2,225,247

		2,225,247

OIL & GAS – 1.74%
Holly Corp.	167,893	4,685,894
PetroQuest Energy Inc.(a)	196,524	988,516
St. Mary Land & Exploration Co.	455,858	15,868,417
Stone Energy Corp.(a)	129,137	2,292,182
Swift Energy Co.(a)	116,820	3,591,047

		27,426,056

OIL & GAS SERVICES – 4.54%
CARBO Ceramics Inc.	139,067	8,669,437
Dril-Quip Inc.(a)	219,266	13,340,143
Gulf Island Fabrication Inc.	104,140	2,265,045
Hornbeck Offshore Services Inc.(a)	167,669	3,113,613
ION Geophysical Corp.(a)	527,207	2,593,858
Lufkin Industries Inc.	108,447	8,583,580
Oil States International Inc.(a)	362,044	16,415,075
SEACOR Holdings Inc.(a)	98,492	7,944,365
Superior Well Services Inc.(a) (b)	134,228	1,795,971
Tetra Technologies Inc.(a)	548,757	6,705,811

		71,426,898

PHARMACEUTICALS – 3.25%
Catalyst Health Solutions Inc.(a)	279,983	11,585,697
Cubist Pharmaceuticals Inc.(a)	421,360	9,497,454
Emergent BioSolutions Inc.(a)	53,619	900,263
Neogen Corp.(a)	161,377	4,050,563
Par Pharmaceutical Companies Inc.(a)	253,600	6,289,280
PetMed Express Inc.(b)	165,571	3,670,709
Salix Pharmaceuticals Ltd.(a)	403,087	15,014,991
Theragenics Corp.(a)	74,954	124,424

		51,133,381

REAL ESTATE – 0.32%
Forestar Group Inc.(a)	263,732	4,979,260

		4,979,260

REAL ESTATE INVESTMENT TRUSTS – 5.88%
Acadia Realty Trust	290,741	5,192,634
BioMed Realty Trust Inc.	331,329	5,480,182
DiamondRock Hospitality Co.(a)	901,787	9,117,067
EastGroup Properties Inc.	109,246	4,122,944
Entertainment Properties Trust	161,420	6,639,205
Extra Space Storage Inc.	238,831	3,028,377
Healthcare Realty Trust Inc.	178,630	4,160,293
Home Properties Inc.	134,429	6,291,277
Kilroy Realty Corp.	143,760	4,433,558
LaSalle Hotel Properties	315,694	7,355,670
LTC Properties Inc.	80,916	2,189,587
Medical Properties Trust Inc.	583,819	6,118,423
Mid-America Apartment Communities Inc.	111,836	5,791,986
National Retail Properties Inc.(b)	318,708	7,276,104
PS Business Parks Inc.	75,871	4,051,511
Sovran Self Storage Inc.	91,650	3,194,919
Tanger Factory Outlet Centers Inc.	164,380	7,094,641
Urstadt Biddle Properties Inc. Class A	61,262	968,552

		92,506,930

RETAIL – 9.31%
Big 5 Sporting Goods Corp.	157,085	2,390,834
BJ's Restaurants Inc.(a)	153,229	3,570,236
Buckle Inc. (The)(b)	184,898	6,796,850
Buffalo Wild Wings Inc.(a) (b)	131,118	6,308,087
California Pizza Kitchen Inc.(a)	174,993	2,938,132
Cash America International Inc.	214,578	8,471,539
Cato Corp. (The) Class A	90,506	1,940,449
CEC Entertainment Inc.(a)	161,121	6,137,099
Cracker Barrel Old Country Store Inc.	166,229	7,709,701
DineEquity Inc.(a) (b)	68,765	2,718,280
Dress Barn Inc.(a)	433,731	11,346,403
EZCORP Inc.(a)	204,920	4,221,352
First Cash Financial Services Inc.(a)	192,434	4,150,801
Genesco Inc.(a)	93,268	2,892,241
Hibbett Sports Inc.(a)	208,012	5,320,947
HSN Inc.(a)	289,276	8,516,285
Jo-Ann Stores Inc.(a)	128,350	5,388,133
Jos. A. Bank Clothiers Inc.(a)	132,848	7,260,143
Lumber Liquidators Holdings Inc.(a) (b)	113,113	3,016,724
Men's Wearhouse Inc. (The)	204,789	4,902,649
OfficeMax Inc.(a)	215,456	3,537,788
P.F. Chang's China Bistro Inc.(a) (b)	166,584	7,351,352
Papa John's International Inc.(a)	92,659	2,382,263
Sonic Automotive Inc.(a)	101,289	1,114,179
Sonic Corp.(a)	443,129	4,896,575

Steak n Shake Co. (The)(a)	5,160	1,967,353
Stein Mart Inc.(a)	96,614	872,424
Texas Roadhouse Inc.(a)	374,178	5,197,332
Tractor Supply Co.	172,827	10,032,607
Zumiez Inc.(a) (b)	151,077	3,095,568

		146,444,326

SAVINGS & LOANS – 0.17%
Brookline Bancorp Inc.	176,354	1,876,407
Dime Community Bancshares Inc.	68,807	869,032

		2,745,439

SEMICONDUCTORS – 6.92%
Actel Corp.(a)	81,958	1,135,118
ATMI Inc.(a)	128,734	2,485,854
Brooks Automation Inc.(a)	220,807	1,947,518
Cabot Microelectronics Corp.(a)	72,111	2,727,959
Cypress Semiconductor Corp.(a)	1,175,949	13,523,414
Diodes Inc.(a)	254,054	5,690,810
DSP Group Inc.(a)	75,565	629,456
Exar Corp.(a)	156,926	1,106,328
Hittite Microwave Corp.(a)	155,791	6,850,130
Kopin Corp.(a)	482,852	1,786,552
Kulicke and Soffa Industries Inc.(a)	237,738	1,723,601
Micrel Inc.	159,440	1,699,630
Microsemi Corp.(a)	247,359	4,289,205
Pericom Semiconductor Corp.(a)	185,039	1,981,768
Rudolph Technologies Inc.(a)	110,835	949,856
Skyworks Solutions Inc.(a)	1,276,183	19,908,455
Standard Microsystems Corp.(a)	61,635	1,434,863
Supertex Inc.(a)	43,340	1,109,071
Tessera Technologies Inc.(a)	361,811	7,337,527
TriQuint Semiconductor Inc.(a)	1,113,807	7,796,649
Ultratech Inc.(a)	80,011	1,088,150
Varian Semiconductor Equipment Associates Inc.(a)	275,331	9,118,963
Veeco Instruments Inc.(a) (b)	289,690	12,601,515

		108,922,392

SOFTWARE – 5.83%
Blackbaud Inc.	323,456	8,147,857
CommVault Systems Inc.(a)	308,750	6,591,813
Computer Programs and Systems Inc.	70,652	2,761,080
Concur Technologies Inc.(a)	311,920	12,791,839
CSG Systems International Inc.(a)	258,449	5,417,091
Ebix Inc.(a) (b)	218,932	3,496,344
Eclipsys Corp.(a) (b)	415,335	8,256,860
Epicor Software Corp.(a)	333,341	3,186,740
EPIQ Systems Inc.(a)	158,983	1,976,159
Interactive Intelligence Inc.(a)	93,154	1,741,048
JDA Software Group Inc.(a)	257,905	7,174,917
Omnicell Inc.(a)	155,049	2,175,337
Phase Forward Inc.(a)	313,819	4,101,614

Phoenix Technologies Ltd.(a)	134,142	431,937
Progress Software Corp.(a)	149,504	4,698,911
Quality Systems Inc.(b)	137,501	8,448,061
Smith Micro Software Inc.(a)	216,469	1,913,586
Taleo Corp. Class A(a)	278,631	7,219,329
THQ Inc.(a)	162,308	1,137,779

		91,668,302

STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.(a)	179,254	2,776,644

		2,776,644

TELECOMMUNICATIONS – 3.07%
Anixter International Inc.(a)	108,905	5,102,199
Applied Signal Technology Inc.	47,192	924,019
ARRIS Group Inc.(a)	454,896	5,463,301
Cbeyond Inc.(a)	195,282	2,671,458
Iowa Telecommunications Services Inc.	104,701	1,748,507
NETGEAR Inc.(a)	253,072	6,605,179
Network Equipment Technologies Inc.(a)	100,656	554,615
Neutral Tandem Inc.(a)	243,839	3,896,547
Newport Corp.(a)	97,891	1,223,638
Novatel Wireless Inc.(a)	224,798	1,512,891
NTELOS Holdings Corp.	216,279	3,847,603
Symmetricom Inc.(a)	117,430	684,617
Tekelec(a)	210,134	3,816,033
USA Mobility Inc.	59,605	755,195
ViaSat Inc.(a)	275,973	9,551,426

		48,357,228

TEXTILES – 0.20%
UniFirst Corp.	60,227	3,101,691

		3,101,691

TOYS, GAMES & HOBBIES – 0.06%
RC2 Corp.(a)	67,299	1,007,466

		1,007,466

TRANSPORTATION – 1.33%
Forward Air Corp.	210,296	5,530,785
Heartland Express Inc.	197,993	3,266,885
Hub Group Inc. Class A(a)	121,287	3,393,610
Knight Transportation Inc.	249,655	5,265,224
Old Dominion Freight Line Inc.(a)	105,314	3,516,434

		20,972,938

WATER – 0.15%
American States Water Co.	66,089	2,293,288

		2,293,288

TOTAL COMMON STOCKS
(Cost: $1,454,265,270)		1,571,715,623

Security	Shares	Value
SHORT-TERM INVESTMENTS--7.40%

MONEY MARKET FUNDS--7.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c) (d) (e)	98,014,246	98,014,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c) (d) (e)	17,747,523	17,747,523
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c) (d)	707,825	707,825

		116,469,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,469,594)		116,469,594

TOTAL INVESTMENTS IN SECURITIES – 107.32%
(Cost: $1,570,734,864)		1,688,185,217
Other Assets, Less Liabilities – (7.32)%		(115,141,104)

NET ASSETS – 100.00%		$1,573,044,113

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.19%
inVentiv Health Inc.(a)	156,182	$3,507,848

		3,507,848
AEROSPACE & DEFENSE – 3.42%
AAR Corp.(a)	332,953	8,263,893
Curtiss-Wright Corp.	211,511	7,360,583
Esterline Technologies Corp.(a)	255,004	12,604,848
Kaman Corp.	220,938	5,525,659
Moog Inc. Class A(a)	387,887	13,738,958
Orbital Sciences Corp.(a)	287,059	5,456,992
Teledyne Technologies Inc.(a)	170,135	7,021,471
Triumph Group Inc.	59,963	4,202,807

		64,175,211
AGRICULTURE – 0.21%
Alliance One International Inc.(a)(b)	763,525	3,886,342

		3,886,342
AIRLINES – 0.36%
SkyWest Inc.	479,141	6,842,133

		6,842,133
APPAREL – 1.73%
Carter’s Inc.(a)	211,546	6,378,112
K-Swiss Inc. Class A(a)	231,030	2,416,574
Liz Claiborne Inc.(a)(b)	810,204	6,019,816
Maidenform Brands Inc.(a)	70,043	1,530,440
Oxford Industries Inc.	54,157	1,101,012
Perry Ellis International Inc.(a)	87,290	1,977,118
Quiksilver Inc.(a)	1,099,003	5,198,284
SKECHERS U.S.A. Inc. Class A(a)	94,707	3,439,758
Wolverine World Wide Inc.	149,462	4,358,312

		32,419,426
AUTO PARTS & EQUIPMENT – 0.38%
ATC Technology Corp.(a)	89,589	1,537,347
Spartan Motors Inc.	138,724	776,854
Standard Motor Products Inc.	156,813	1,555,585
Superior Industries International Inc.	198,467	3,191,349

		7,061,135
BANKS – 10.56%
Bank Mutual Corp.	389,602	2,532,413
Bank of the Ozarks Inc.	45,607	1,604,910
Boston Private Financial Holdings Inc.	556,006	4,097,764
City Holding Co.	82,917	2,843,224
Columbia Banking System Inc.	241,398	4,902,793
Community Bank System Inc.	279,887	6,375,826
East West Bancorp Inc.	788,695	13,739,067

First BanCorp (Puerto Rico)(b)	649,292	1,564,794
First Commonwealth Financial Corp.	651,985	4,374,819
First Financial Bancorp	235,493	4,189,420
First Financial Bankshares Inc.	80,387	4,143,950
First Midwest Bancorp Inc.	633,061	8,577,977
Glacier Bancorp Inc.(b)	614,783	9,363,145
Hancock Holding Co.	111,891	4,678,163
Hanmi Financial Corp.(a)(b)	443,247	1,063,793
Home Bancshares Inc.	100,110	2,646,908
Independent Bank Corp. (Massachusetts)	179,385	4,423,634
Nara Bancorp Inc.(a)	276,589	2,422,920
National Penn Bancshares Inc.	1,076,973	7,431,114
NBT Bancorp Inc.	174,017	3,976,288
Old National Bancorp	745,468	8,908,343
Pinnacle Financial Partners Inc.(a)	284,851	4,304,099
PrivateBancorp Inc.	500,139	6,851,904
S&T Bancorp Inc.(b)	206,491	4,315,662
Simmons First National Corp. Class A	131,843	3,634,912
South Financial Group Inc. (The)(b)	1,839,400	1,271,577
Sterling Bancorp	228,756	2,298,998
Sterling Bancshares Inc.	850,343	4,744,914
Susquehanna Bancshares Inc.	1,060,459	10,403,103
Tompkins Financial Corp.	35,555	1,297,046
TrustCo Bank Corp. NY	422,427	2,606,375
UMB Financial Corp.	120,572	4,895,223
Umpqua Holdings Corp.	978,097	12,969,566
United Bankshares Inc.(b)	326,909	8,571,554
United Community Banks Inc.(a)(b)	707,115	3,118,377
Whitney Holding Corp.	824,649	11,371,910
Wilshire Bancorp Inc.(b)	166,323	1,834,543
Wintrust Financial Corp.	257,746	9,590,729

		197,941,757
BIOTECHNOLOGY – 0.49%
ArQule Inc.(a)	130,255	750,269
Cambrex Corp.(a)	250,092	1,012,873
CryoLife Inc.(a)	145,737	942,918
Martek Biosciences Corp.(a)(b)	284,451	6,402,992

		9,109,052
BUILDING MATERIALS – 2.43%
Apogee Enterprises Inc.	239,593	3,787,965
Comfort Systems USA Inc.	324,968	4,058,850
Drew Industries Inc.(a)	161,439	3,554,887
Eagle Materials Inc.	213,359	5,662,548
NCI Building Systems Inc.(a)	155,776	1,719,767
Quanex Building Products Corp.	197,347	3,262,146
Simpson Manufacturing Co. Inc.(b)	329,419	9,144,671
Texas Industries Inc.(b)	237,290	8,108,199
Universal Forest Products Inc.	164,903	6,352,064

		45,651,097

CHEMICALS – 2.20%
A. Schulman Inc.	222,986	5,456,467
American Vanguard Corp.	176,346	1,437,220
Arch Chemicals Inc.	214,630	7,381,126
H.B. Fuller Co.	266,439	6,184,049
OM Group Inc.(a)	261,302	8,852,912
Penford Corp.(a)	98,373	1,008,323
PolyOne Corp.(a)	412,042	4,219,310
Quaker Chemical Corp.	95,463	2,588,002
Stepan Co.	28,640	1,600,690
Zep Inc.	116,332	2,545,344

		41,273,443
COMMERCIAL SERVICES – 6.03%
ABM Industries Inc.	399,610	8,471,732
Administaff Inc.	91,498	1,952,567
American Public Education Inc.(a)	81,596	3,802,374
AMN Healthcare Services Inc.(a)	278,844	2,453,827
Bowne & Co. Inc.	343,626	3,834,866
CDI Corp.	108,803	1,595,052
Chemed Corp.	79,639	4,330,769
Consolidated Graphics Inc.(a)	41,396	1,714,208
Cross Country Healthcare Inc.(a)	263,659	2,665,592
GEO Group Inc. (The)(a)	441,239	8,745,357
Healthcare Services Group Inc.	152,522	3,414,968
HealthSpring Inc.(a)	418,519	7,365,934
Heartland Payment Systems Inc.	320,682	5,964,685
Hillenbrand Inc.	293,158	6,446,544
Kelly Services Inc. Class A(a)	227,375	3,788,067
Kendle International Inc.(a)	127,091	2,221,551
Landauer Inc.	37,882	2,470,664
Live Nation Entertainment Inc.(a)	1,215,764	17,628,578
Midas Inc.(a)	76,985	868,391
On Assignment Inc.(a)	147,895	1,054,491
PAREXEL International Corp.(a)	174,238	4,061,488
Pre-Paid Legal Services Inc.(a)(b)	22,330	845,190
Rewards Network Inc.	75,552	1,012,397
SFN Group Inc.(a)	441,230	3,534,252
StarTek Inc.(a)	47,229	328,242
TrueBlue Inc.(a)	377,289	5,847,979
Universal Technical Institute Inc.(a)	86,779	1,980,297
Viad Corp.	176,111	3,619,081
Volt Information Sciences Inc.(a)	104,695	1,068,936

		113,088,079
COMPUTERS – 1.54%
Agilysys Inc.	171,942	1,920,592
CACI International Inc. Class A(a)	257,672	12,587,277
CIBER Inc.(a)	594,290	2,222,645
Hutchinson Technology Inc.(a)(b)	199,309	1,243,688
Insight Enterprises Inc.(a)	392,064	5,630,039
Integral Systems Inc.(a)	78,170	752,777

MTS Systems Corp.	84,775	2,461,018
NCI Inc. Class A(a)	33,323	1,007,354
RadiSys Corp.(a)	115,811	1,037,667

		28,863,057
DISTRIBUTION & WHOLESALE – 2.32%
Brightpoint Inc.(a)	599,640	4,515,289
MWI Veterinary Supply Inc.(a)	40,774	1,647,270
Pool Corp.	420,400	9,517,856
ScanSource Inc.(a)	227,405	6,544,716
United Stationers Inc.(a)	205,246	12,078,727
Watsco Inc.	163,123	9,278,436

		43,582,294
DIVERSIFIED FINANCIAL SERVICES – 0.84%
Investment Technology Group Inc.(a)	136,386	2,276,282
LaBranche & Co. Inc.(a)	366,243	1,926,438
National Financial Partners Corp.(a)	354,944	5,004,710
Piper Jaffray Companies(a)	93,659	3,774,458
SWS Group Inc.	244,869	2,823,340

		15,805,228
ELECTRIC – 2.44%
ALLETE Inc.	256,193	8,577,342
Avista Corp.	468,411	9,700,792
Central Vermont Public Service Corp.	100,733	2,031,785
CH Energy Group Inc.	134,987	5,512,869
El Paso Electric Co.(a)	199,521	4,110,133
UIL Holdings Corp.	255,793	7,034,308
UniSource Energy Corp.	279,800	8,796,912

		45,764,141
ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Advanced Energy Industries Inc.(a)	178,855	2,961,839
Belden Inc.	207,257	5,691,277
Encore Wire Corp.	162,376	3,377,421
Greatbatch Inc.(a)	70,074	1,484,868
Littelfuse Inc.(a)	60,042	2,282,196
Magnetek Inc.(a)	267,988	450,220
Powell Industries Inc.(a)	17,447	567,551
Vicor Corp.(a)	68,646	948,001

		17,763,373
ELECTRONICS – 3.63%
American Science and Engineering Inc.	35,359	2,649,096
Analogic Corp.	64,953	2,775,442
Badger Meter Inc.	55,417	2,134,109
Bel Fuse Inc. Class B	100,254	2,020,118
Benchmark Electronics Inc.(a)	544,495	11,292,826
Brady Corp. Class A	224,046	6,972,312
Checkpoint Systems Inc.(a)	334,409	7,397,127
CTS Corp.	292,116	2,751,733

Cubic Corp.	66,219	2,383,884
Daktronics Inc.	116,477	887,555
Electro Scientific Industries Inc.(a)	235,667	3,018,894
FEI Co.(a)	116,550	2,670,160
Keithley Instruments Inc.	64,263	424,136
LoJack Corp.(a)	157,498	650,467
Methode Electronics Inc.	210,326	2,082,227
Park Electrochemical Corp.	101,864	2,927,571
Plexus Corp.(a)	132,855	4,786,766
Rogers Corp.(a)	134,778	3,909,910
Sonic Solutions Inc.(a)(b)	108,146	1,013,328
Technitrol Inc.	353,047	1,864,088
Watts Water Technologies Inc. Class A	110,521	3,432,782

		68,044,531
ENERGY - ALTERNATE SOURCES – 0.13%
Headwaters Inc.(a)	518,813	2,381,352

		2,381,352
ENGINEERING & CONSTRUCTION – 1.37%
Dycom Industries Inc.(a)	335,864	2,945,527
EMCOR Group Inc.(a)	566,016	13,940,974
Insituform Technologies Inc. Class A(a)	334,632	8,904,558

		25,791,059
ENTERTAINMENT – 0.17%
Pinnacle Entertainment Inc.(a)	318,875	3,105,842

		3,105,842
ENVIRONMENTAL CONTROL – 0.18%
Calgon Carbon Corp.(a)(b)	201,280	3,445,914

		3,445,914
FOOD – 1.82%
Diamond Foods Inc.	95,980	4,034,999
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	236,808	1,816,317
Hain Celestial Group Inc.(a)	348,977	6,054,751
J&J Snack Foods Corp.	59,290	2,577,336
Lance Inc.	126,133	2,917,456
Nash-Finch Co.	109,742	3,692,818
Spartan Stores Inc.	191,770	2,765,323
United Natural Foods Inc.(a)	368,342	10,361,460

		34,220,460
FOREST PRODUCTS & PAPER – 1.14%
Buckeye Technologies Inc.(a)	162,166	2,121,131
Clearwater Paper Corp.(a)	97,401	4,796,999
Deltic Timber Corp.	56,715	2,498,296
Neenah Paper Inc.	125,142	1,982,249
Rock-Tenn Co. Class A	142,661	6,501,062
Wausau Paper Corp.(a)	418,646	3,575,237

		21,474,974

GAS – 3.51%
Laclede Group Inc. (The)	190,309	6,417,219
New Jersey Resources Corp.	354,071	13,298,907
Northwest Natural Gas Co.	140,541	6,549,211
Piedmont Natural Gas Co.	624,933	17,235,652
South Jersey Industries Inc.	254,911	10,703,713
Southwest Gas Corp.	386,684	11,569,585

		65,774,287
HEALTH CARE - PRODUCTS – 2.48%
CONMED Corp.(a)	249,252	5,934,690
Haemonetics Corp.(a)	86,149	4,923,415
Hanger Orthopedic Group Inc.(a)	272,830	4,960,049
ICU Medical Inc.(a)	48,482	1,670,205
Invacare Corp.	276,474	7,337,620
LCA-Vision Inc.(a)(b)	160,854	1,338,305
Meridian Bioscience Inc.	152,680	3,110,092
Merit Medical Systems Inc.(a)	99,379	1,515,530
Osteotech Inc.(a)	157,179	616,142
Palomar Medical Technologies Inc.(a)	159,858	1,736,058
PSS World Medical Inc.(a)	246,534	5,796,014
Symmetry Medical Inc.(a)	306,305	3,075,302
West Pharmaceutical Services Inc.	105,071	4,407,728

		46,421,150
HEALTH CARE - SERVICES – 2.91%
AMERIGROUP Corp.(a)	436,732	14,516,972
AmSurg Corp.(a)	129,341	2,792,472
Centene Corp.(a)	418,634	10,063,961
Gentiva Health Services Inc.(a)	250,615	7,087,392
Magellan Health Services Inc.(a)	296,326	12,884,254
MedCath Corp.(a)	158,930	1,663,997
Molina Healthcare Inc.(a)(b)	113,641	2,860,344
Res-Care Inc.(a)	219,642	2,633,508

		54,502,900
HOME BUILDERS – 0.79%
M/I Homes Inc.(a)	158,232	2,318,099
Meritage Homes Corp.(a)	271,602	5,703,642
Skyline Corp.	58,900	1,095,540
Standard-Pacific Corp.(a)	840,651	3,799,743
Winnebago Industries Inc.(a)(b)	129,110	1,886,297

		14,803,321
HOME FURNISHINGS – 0.46%
Audiovox Corp. Class A(a)	160,461	1,248,387
Ethan Allen Interiors Inc.	223,072	4,601,975
La-Z-Boy Inc.(a)(b)	229,264	2,874,971

		8,725,333

HOUSEHOLD PRODUCTS & WARES – 0.92%
Blyth Inc.	51,023	1,594,469
Central Garden & Pet Co. Class A(a)	552,481	5,060,726
Helen of Troy Ltd.(a)(b)	261,164	6,805,934
Kid Brands Inc.(a)	83,969	726,332
Standard Register Co. (The)	110,157	589,340
WD-40 Co.	74,133	2,433,786

		17,210,587
HOUSEWARES – 0.38%
Toro Co. (The)	146,667	7,211,616

		7,211,616
INSURANCE – 4.00%
American Physicians Capital Inc.	75,678	2,417,912
Amerisafe Inc.(a)	161,331	2,640,988
Delphi Financial Group Inc. Class A	191,713	4,823,499
Employers Holdings Inc.	240,993	3,578,746
Infinity Property and Casualty Corp.	116,177	5,279,083
Navigators Group Inc. (The)(a)	68,531	2,695,324
Presidential Life Corp.	177,210	1,766,784
ProAssurance Corp.(a)	277,057	16,218,917
RLI Corp.	92,177	5,255,933
Safety Insurance Group Inc.	129,007	4,859,694
Selective Insurance Group Inc.	454,797	7,549,630
Stewart Information Services Corp.(b)	155,740	2,149,212
United Fire & Casualty Co.	189,899	3,416,283
Zenith National Insurance Corp.	323,850	12,409,932

		75,061,937
INTERNET – 0.42%
InfoSpace Inc.(a)	302,840	3,346,382
PCTEL Inc.(a)	161,906	1,000,579
United Online Inc.	472,223	3,532,228

		7,879,189
IRON & STEEL – 0.31%
Gibraltar Industries Inc.(a)	259,505	3,272,358
Olympic Steel Inc.	77,216	2,521,102

		5,793,460
LEISURE TIME – 1.01%
Arctic Cat Inc.(a)	105,818	1,148,125
Brunswick Corp.	756,150	12,075,715
Callaway Golf Co.(b)	551,886	4,867,635
Multimedia Games Inc.(a)(b)	100,004	390,016
Nautilus Inc.(a)	180,389	544,775

		19,026,266
LODGING – 0.17%
Marcus Corp.	178,542	2,319,261
Monarch Casino & Resort Inc.(a)	97,918	836,220

		3,155,481

MACHINERY – 2.55%
Albany International Corp. Class A	235,317	5,066,375
Applied Industrial Technologies Inc.	318,888	7,924,367
Astec Industries Inc.(a)(b)	170,150	4,927,544
Briggs & Stratton Corp.	427,622	8,338,629
Cascade Corp.	78,234	2,519,917
Cognex Corp.	152,600	2,821,574
Gerber Scientific Inc.(a)	218,111	1,354,469
Intermec Inc.(a)	421,790	5,980,982
Lindsay Corp.(b)	51,123	2,117,003
Robbins & Myers Inc.	281,407	6,703,115

		47,753,975
MANUFACTURING – 3.98%
A.O. Smith Corp.	91,780	4,824,875
Actuant Corp. Class A	580,199	11,342,890
Acuity Brands Inc.	371,127	15,665,271
Barnes Group Inc.	371,234	7,220,501
Ceradyne Inc.(a)	217,782	4,941,474
CLARCOR Inc.	228,529	7,881,965
EnPro Industries Inc.(a)	173,685	5,050,760
ESCO Technologies Inc.	106,355	3,383,153
Griffon Corp.(a)	378,001	4,709,892
Lydall Inc.(a)	147,757	1,159,892
Myers Industries Inc.	241,248	2,528,279
Standex International Corp.	106,501	2,744,531
Tredegar Corp.	184,698	3,154,642

		74,608,125
MEDIA – 0.11%
E.W. Scripps Co. (The) Class A(a)	248,199	2,097,282

		2,097,282
METAL FABRICATE & HARDWARE – 0.96%
A.M. Castle & Co.(a)	142,952	1,869,812
CIRCOR International Inc.	81,347	2,701,534
Kaydon Corp.	111,913	4,207,929
Lawson Products Inc.	34,746	537,521
Mueller Industries Inc.	321,979	8,625,817

		17,942,613
MINING – 0.63%
Brush Engineered Materials Inc.(a)	83,118	1,875,973
Century Aluminum Co.(a)	490,491	6,749,156
RTI International Metals Inc.(a)	107,902	3,272,668

		11,897,797
MISCELLANEOUS - MANUFACTURING – 0.09%
John Bean Technologies Corp.	92,249	1,618,047

		1,618,047

OFFICE FURNISHINGS – 0.30%
Interface Inc. Class A	480,965	5,569,575

		5,569,575
OIL & GAS – 1.81%
Holly Corp.	175,114	4,887,432
Penn Virginia Corp.	388,304	9,513,448
Petroleum Development Corp.(a)	164,888	3,820,455
PetroQuest Energy Inc.(a)	225,697	1,135,256
Pioneer Drilling Co.(a)	463,014	3,259,619
Seahawk Drilling Inc.(a)	101,735	1,917,705
Stone Energy Corp.(a)	209,139	3,712,217
Swift Energy Co.(a)	182,738	5,617,366

		33,863,498
OIL & GAS SERVICES – 1.37%
Basic Energy Services Inc.(a)(b)	196,405	1,514,283
ION Geophysical Corp.(a)	398,494	1,960,590
Matrix Service Co.(a)	226,311	2,435,106
SEACOR Holdings Inc.(a)	77,387	6,242,035
World Fuel Services Corp.	507,671	13,524,355

		25,676,369
PHARMACEUTICALS – 0.85%
Emergent BioSolutions Inc.(a)	79,500	1,334,805
Mannatech Inc.(b)	135,840	453,706
PharMerica Corp.(a)	262,492	4,782,604
Theragenics Corp.(a)	200,332	332,551
ViroPharma Inc.(a)	662,558	9,030,666

		15,934,332
REAL ESTATE INVESTMENT TRUSTS – 7.07%
BioMed Realty Trust Inc.	458,795	7,588,469
Cedar Shopping Centers Inc.	462,254	3,656,429
Colonial Properties Trust	567,059	7,303,720
EastGroup Properties Inc.	100,958	3,810,155
Entertainment Properties Trust	175,639	7,224,032
Extra Space Storage Inc.	460,777	5,842,652
Franklin Street Properties Corp.	579,226	8,358,231
Healthcare Realty Trust Inc.	315,055	7,337,631
Home Properties Inc.	140,589	6,579,565
Inland Real Estate Corp.	613,968	5,617,807
Kilroy Realty Corp.	198,896	6,133,953
Kite Realty Group Trust	538,611	2,547,630
LaSalle Hotel Properties	218,889	5,100,114
Lexington Realty Trust	943,103	6,139,601
LTC Properties Inc.	103,599	2,803,389
Mid-America Apartment Communities Inc.	116,930	6,055,805
National Retail Properties Inc.	333,315	7,609,581
Parkway Properties Inc.	185,065	3,475,521
Pennsylvania Real Estate Investment Trust(b)	340,128	4,241,396
Post Properties Inc.	415,568	9,150,807

PS Business Parks Inc.	64,926	3,467,048
Sovran Self Storage Inc.	127,358	4,439,700
Tanger Factory Outlet Centers Inc.	152,159	6,567,182
Urstadt Biddle Properties Inc. Class A	97,316	1,538,566

		132,588,984
RETAIL – 8.08%
Brown Shoe Co. Inc.	366,283	5,670,061
Cabela’s Inc.(a)(b)	345,259	6,038,580
Casey’s General Stores Inc.	435,255	13,667,007
Cato Corp. (The) Class A	146,608	3,143,276
Children’s Place Retail Stores Inc. (The)(a)	234,218	10,434,412
Christopher & Banks Corp.	307,649	2,461,192
CKE Restaurants Inc.	473,019	5,236,320
DineEquity Inc.(a)(b)	49,889	1,972,112
EZCORP Inc.(a)	174,904	3,603,022
Finish Line Inc. (The) Class A	484,354	7,904,657
Fred’s Inc. Class A	340,127	4,074,721
Genesco Inc.(a)	93,412	2,896,706
Group 1 Automotive Inc.(a)(b)	209,548	6,676,199
Haverty Furniture Companies Inc.	160,229	2,614,937
Hot Topic Inc.(a)	378,397	2,459,581
Jack in the Box Inc.(a)(b)	472,526	11,127,987
Jo-Ann Stores Inc.(a)	77,968	3,273,097
Landry’s Restaurants Inc.(a)(b)	69,951	1,253,522
Lithia Motors Inc. Class A(a)(b)	182,052	1,165,133
MarineMax Inc.(a)	189,035	2,034,017
Men’s Wearhouse Inc. (The)	206,176	4,935,853
Movado Group Inc.(a)(b)	153,738	1,734,165
O’Charley’s Inc.(a)	160,458	1,434,495
OfficeMax Inc.(a)	470,519	7,725,922
Papa John’s International Inc.(a)	72,574	1,865,878
Pep Boys - Manny, Moe & Jack (The)	399,392	4,013,890
Red Robin Gourmet Burgers Inc.(a)	133,352	3,259,123
Ruby Tuesday Inc.(a)	551,109	5,825,222
Ruth’s Hospitality Group Inc.(a)	244,290	1,294,737
School Specialty Inc.(a)(b)	137,006	3,111,406
Sonic Automotive Inc.(a)	220,494	2,425,434
Stage Stores Inc.	326,284	5,021,511
Steak n Shake Co. (The)(a)	4,392	1,674,538
Stein Mart Inc.(a)	111,075	1,003,007
Tractor Supply Co.	104,890	6,088,865
Tuesday Morning Corp.(a)	270,033	1,779,517
Zale Corp.(a)(b)	206,131	564,799

		151,464,901
SAVINGS & LOANS – 0.26%
Brookline Bancorp Inc.	297,903	3,169,688
Dime Community Bancshares Inc.	138,264	1,746,274

		4,915,962

SEMICONDUCTORS – 2.84%
Actel Corp.(a)	128,723	1,782,814
ATMI Inc.(a)	118,591	2,289,992
Brooks Automation Inc.(a)	293,994	2,593,027
Cabot Microelectronics Corp.(a)	117,146	4,431,633
Cohu Inc.	201,211	2,770,675
DSP Group Inc.(a)	109,558	912,618
Exar Corp.(a)	192,768	1,359,014
Kulicke and Soffa Industries Inc.(a)	316,638	2,295,626
Micrel Inc.	180,360	1,922,638
Microsemi Corp.(a)	418,568	7,257,969
MKS Instruments Inc.(a)	423,523	8,296,816
Rudolph Technologies Inc.(a)	135,147	1,158,210
Standard Microsystems Corp.(a)	118,307	2,754,187
Supertex Inc.(a)	59,757	1,529,182
Ultratech Inc.(a)	111,134	1,511,422
Varian Semiconductor Equipment Associates Inc.(a)	311,522	10,317,609

		53,183,432
SOFTWARE – 1.56%
Avid Technology Inc.(a)(b)	243,816	3,359,784
Digi International Inc.(a)	212,837	2,264,586
EPIQ Systems Inc.(a)	93,098	1,157,208
Omnicell Inc.(a)	94,804	1,330,100
Phoenix Technologies Ltd.(a)	143,690	462,682
Progress Software Corp.(a)	176,555	5,549,124
SYNNEX Corp.(a)	180,182	5,326,180
Take-Two Interactive Software Inc.(a)(b)	711,547	7,008,738
THQ Inc.(a)(b)	386,955	2,712,555

		29,170,957
STORAGE & WAREHOUSING – 0.08%
Mobile Mini Inc.(a)	100,145	1,551,246

		1,551,246
TELECOMMUNICATIONS – 2.87%
Adaptec Inc.(a)	1,031,119	3,371,759
Anixter International Inc.(a)	118,363	5,545,307
Applied Signal Technology Inc.	58,741	1,150,149
ARRIS Group Inc.(a)	535,798	6,434,934
Black Box Corp.	150,412	4,626,673
Comtech Telecommunications Corp.(a)	241,798	7,735,118
EMS Technologies Inc.(a)	130,760	2,170,616
General Communication Inc. Class A(a)	381,058	2,198,705
Harmonic Inc.(a)	827,572	5,221,979
Iowa Telecommunications Services Inc.	157,579	2,631,569
Network Equipment Technologies Inc.(a)	138,901	765,345
Newport Corp.(a)	196,701	2,458,763
Symmetricom Inc.(a)	234,908	1,369,514
Tekelec(a)	328,501	5,965,578
Tollgrade Communications Inc.(a)	110,230	693,347
USA Mobility Inc.	124,591	1,578,568

		53,917,924

TEXTILES – 0.36%
G&K Services Inc. Class A	159,142	4,118,595
UniFirst Corp.	51,501	2,652,302

		6,770,897
TOYS, GAMES & HOBBIES – 0.25%
JAKKS Pacific Inc.(a)	238,844	3,116,914
RC2 Corp.(a)	104,173	1,559,470

		4,676,384
TRANSPORTATION – 1.86%
Arkansas Best Corp.	216,251	6,461,580
Bristow Group Inc.(a)	307,221	11,591,448
Heartland Express Inc.(b)	216,036	3,564,594
Hub Group Inc. Class A(a)	182,750	5,113,345
Knight Transportation Inc.	204,942	4,322,227
Old Dominion Freight Line Inc.(a)	115,013	3,840,284

		34,893,478
WATER – 0.15%
American States Water Co.	80,724	2,801,123

		2,801,123

TOTAL COMMON STOCKS
(Cost: $1,845,015,310)		1,873,660,176

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.66%

MONEY MARKET FUNDS – 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	73,544,310	73,544,310
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	13,316,731	13,316,731
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	626,176	626,176

		87,487,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,487,217)		87,487,217

TOTAL INVESTMENTS IN SECURITIES – 104.58%
(Cost: $1,932,502,527)		1,961,147,393

Other Assets, Less Liabilities – (4.58)%	(85,930,817)

NET ASSETS – 100.00%	$1,875,216,576

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.16%
Harte-Hanks Inc.	821	$10,558
Interpublic Group of Companies Inc. (The)(a)	12,713	105,772
inVentiv Health Inc.(a)	999	22,438
Lamar Advertising Co. Class A(a)	1,376	47,266
Omnicom Group Inc.	8,200	318,242

		504,276
AEROSPACE & DEFENSE – 2.23%
AAR Corp.(a)	1,006	24,969
AeroVironment Inc.(a)	422	11,018
Alliant Techsystems Inc.(a)	882	71,707
BE Aerospace Inc.(a)	2,668	81,241
Boeing Co. (The)	20,146	1,462,801
Curtiss-Wright Corp.	1,230	42,804
Esterline Technologies Corp.(a)	842	41,620
GenCorp Inc.(a)(b)	1,606	9,251
General Dynamics Corp.	10,318	796,550
Goodrich Corp.	3,357	236,736
Kaman Corp.	724	18,107
L-3 Communications Holdings Inc.	3,090	283,137
Lockheed Martin Corp.	8,437	702,127
Moog Inc. Class A(a)	1,145	40,556
Northrop Grumman Corp.	8,100	531,117
Orbital Sciences Corp.(a)	1,411	26,823
Raytheon Co.	10,100	576,912
Rockwell Collins Inc.	4,211	263,566
Teledyne Technologies Inc.(a)	962	39,702
Triumph Group Inc.	468	32,802
United Technologies Corp.	24,961	1,837,379

		7,130,925
AGRICULTURE – 1.85%
Alliance One International Inc.(a)	2,385	12,140
Altria Group Inc.	55,421	1,137,239
Andersons Inc. (The)	504	16,874
Archer-Daniels-Midland Co.	17,181	496,531
Lorillard Inc.	4,123	310,215
Monsanto Co.	14,578	1,041,161
Philip Morris International Inc.	50,142	2,615,407
Reynolds American Inc.	4,546	245,393
Universal Corp.	623	32,826

		5,907,786
AIRLINES – 0.12%
AirTran Holdings Inc.(a)	4,045	20,549
Alaska Air Group Inc.(a)	897	36,983
Allegiant Travel Co.(a)	415	24,012
JetBlue Airways Corp.(a)	5,994	33,447

SkyWest Inc.	1,438	20,535
Southwest Airlines Co.	19,802	261,782

		397,308
APPAREL – 0.65%
Carter’s Inc.(a)	1,538	46,371
Coach Inc.	8,367	330,664
Crocs Inc.(a)	2,288	20,066
Deckers Outdoor Corp.(a)	360	49,680
Guess? Inc.	1,528	71,785
Gymboree Corp.(a)	849	43,834
Hanesbrands Inc.(a)	2,655	73,862
Iconix Brand Group Inc.(a)	1,930	29,645
K-Swiss Inc. Class A(a)	755	7,897
Liz Claiborne Inc.(a)	2,321	17,245
Maidenform Brands Inc.(a)	576	12,586
Nike Inc. Class B	10,421	765,943
Oxford Industries Inc.	454	9,230
Perry Ellis International Inc.(a)	344	7,792
Phillips-Van Heusen Corp.	1,332	76,404
Polo Ralph Lauren Corp.	1,518	129,091
Quiksilver Inc.(a)	3,359	15,888
SKECHERS U.S.A. Inc. Class A(a)	830	30,146
Timberland Co. Class A(a)	1,065	22,727
True Religion Apparel Inc.(a)	654	19,855
VF Corp.	2,378	190,597
Volcom Inc.(a)	345	6,734
Warnaco Group Inc. (The)(a)	1,194	56,966
Wolverine World Wide Inc.	1,328	38,724

		2,073,732
AUTO MANUFACTURERS – 0.52%
Ford Motor Co.(a)	89,571	1,125,907
Oshkosh Corp.(a)	2,387	96,292
PACCAR Inc.	9,782	423,952

		1,646,151
AUTO PARTS & EQUIPMENT – 0.26%
ATC Technology Corp.(a)	488	8,374
BorgWarner Inc.(a)	3,104	118,511
Goodyear Tire & Rubber Co. (The)(a)	6,498	82,135
Johnson Controls Inc.	17,922	591,247
Spartan Motors Inc.	954	5,342
Standard Motor Products Inc.	336	3,333
Superior Industries International Inc.	722	11,610

		820,552
BANKS – 5.41%
Associated Banc-Corp	4,333	59,795
BancorpSouth Inc.	1,975	41,396
Bank Mutual Corp.	1,521	9,886
Bank of America Corp.	267,443	4,773,858

Bank of Hawaii Corp.	1,329	59,739
Bank of New York Mellon Corp. (The)	32,208	994,583
Bank of the Ozarks Inc.	339	11,929
BB&T Corp.	18,392	595,717
Boston Private Financial Holdings Inc.	1,776	13,089
Cathay General Bancorp	1,986	23,137
City Holding Co.	434	14,882
City National Corp.	1,130	60,986
Columbia Banking System Inc.	812	16,492
Comerica Inc.	4,650	176,886
Commerce Bancshares Inc.	1,953	80,346
Community Bank System Inc.	874	19,910
Cullen/Frost Bankers Inc.	1,577	87,997
East West Bancorp Inc.	2,477	43,149
Fifth Third Bancorp	21,244	288,706
First BanCorp (Puerto Rico)	1,888	4,550
First Commonwealth Financial Corp.	1,944	13,044
First Financial Bancorp	1,260	22,415
First Financial Bankshares Inc.	596	30,724
First Horizon National Corp.(a)	5,962	83,766
First Midwest Bancorp Inc.	1,888	25,582
FirstMerit Corp.	2,230	48,101
Fulton Financial Corp.	4,728	48,178
Glacier Bancorp Inc.	1,759	26,790
Hancock Holding Co.	813	33,992
Hanmi Financial Corp.(a)(b)	1,127	2,705
Home Bancshares Inc.	608	16,076
Huntington Bancshares Inc.	19,253	103,389
Independent Bank Corp. (Massachusetts)	664	16,374
International Bancshares Corp.(b)	1,394	32,048
KeyCorp	23,636	183,179
M&T Bank Corp.	2,220	176,224
Marshall & Ilsley Corp.	14,300	115,115
Nara Bancorp Inc.(a)	638	5,589
National Penn Bancshares Inc.	3,150	21,735
NBT Bancorp Inc.	902	20,611
Northern Trust Corp.	6,494	358,858
Old National Bancorp	2,399	28,668
PacWest Bancorp	741	16,910
Pinnacle Financial Partners Inc.(a)	1,025	15,488
PNC Financial Services Group Inc. (The)(c)	13,828	825,532
PrivateBancorp Inc.	1,559	21,358
Prosperity Bancshares Inc.	1,195	48,995
Regions Financial Corp.	31,690	248,767
S&T Bancorp Inc.	644	13,460
Signature Bank(a)	1,042	38,606
Simmons First National Corp. Class A	339	9,346
South Financial Group Inc. (The)	5,916	4,090
State Street Corp.	13,231	597,247
Sterling Bancorp	506	5,085
Sterling Bancshares Inc.	2,920	16,294
SunTrust Banks Inc.	13,405	359,120

Susquehanna Bancshares Inc.	3,304	32,412
SVB Financial Group(a)	1,097	51,186
Synovus Financial Corp.	13,101	43,102
TCF Financial Corp.	3,109	49,557
Tompkins Financial Corp.	201	7,332
TrustCo Bank Corp. NY	2,181	13,457
Trustmark Corp.	1,593	38,917
U.S. Bancorp	50,860	1,316,257
UMB Financial Corp.	847	34,388
Umpqua Holdings Corp.	2,950	39,117
United Bankshares Inc.(b)	1,067	27,977
United Community Banks Inc.(a)	2,011	8,869
Valley National Bancorp	3,903	59,989
Webster Financial Corp.	1,864	32,601
Wells Fargo & Co.	138,112	4,298,045
Westamerica Bancorporation	767	44,218
Whitney Holding Corp.	2,526	34,834
Wilmington Trust Corp.	2,360	39,105
Wilshire Bancorp Inc.	379	4,180
Wintrust Financial Corp.	859	31,963
Zions Bancorporation(b)	3,831	83,592

		17,301,592
BEVERAGES – 2.31%
Boston Beer Co. Inc. Class A(a)	268	14,006
Brown-Forman Corp. Class B NVS	2,907	172,821
Coca-Cola Co. (The)	61,451	3,379,805
Coca-Cola Enterprises Inc.	8,624	238,540
Constellation Brands Inc. Class A(a)	5,469	89,910
Dr Pepper Snapple Group Inc.	6,744	237,186
Green Mountain Coffee Roasters Inc.(a)	930	90,043
Hansen Natural Corp.(a)	1,948	84,504
Molson Coors Brewing Co. Class B NVS	4,252	178,839
Peet’s Coffee & Tea Inc.(a)	417	16,534
PepsiCo Inc.	43,565	2,882,260

		7,384,448
BIOTECHNOLOGY – 1.25%
Affymetrix Inc.(a)	1,935	14,203
Amgen Inc.(a)	26,073	1,558,122
ArQule Inc.(a)	962	5,541
Biogen Idec Inc.(a)	7,209	413,508
Bio-Rad Laboratories Inc. Class A(a)	515	53,313
Cambrex Corp.(a)	745	3,017
Celgene Corp.(a)	12,292	761,612
Charles River Laboratories International Inc.(a)	1,705	67,024
CryoLife Inc.(a)	634	4,102
Enzo Biochem Inc.(a)	750	4,515
Genzyme Corp.(a)	7,147	370,429
Integra LifeSciences Holdings Corp.(a)	511	22,397
Life Technologies Corp.(a)	4,815	251,680
Martek Biosciences Corp.(a)	942	21,204

Millipore Corp.(a)	1,482	156,499
Regeneron Pharmaceuticals Inc.(a)	1,733	45,907
Savient Pharmaceuticals Inc.(a)	1,946	28,120
Vertex Pharmaceuticals Inc.(a)	5,206	212,769

		3,993,962
BUILDING MATERIALS – 0.15%
AAON Inc.	352	7,962
Apogee Enterprises Inc.	872	13,786
Comfort Systems USA Inc.	1,040	12,990
Drew Industries Inc.(a)	458	10,085
Eagle Materials Inc.	1,180	31,317
Lennox International Inc.	1,350	59,832
Martin Marietta Materials Inc.(b)	1,223	102,182
Masco Corp.	9,766	151,568
NCI Building Systems Inc.(a)	683	7,540
Quanex Building Products Corp.	1,095	18,100
Simpson Manufacturing Co. Inc.	1,005	27,899
Texas Industries Inc.	759	25,935
Universal Forest Products Inc.	504	19,414

		488,610
CHEMICALS – 1.73%
A. Schulman Inc.	611	14,951
Air Products and Chemicals Inc.	5,653	418,039
Airgas Inc.	2,209	140,537
Albemarle Corp.	2,433	103,719
American Vanguard Corp.	549	4,474
Arch Chemicals Inc.	724	24,898
Ashland Inc.	2,002	105,646
Balchem Corp.	754	18,586
Cabot Corp.	1,733	52,683
CF Industries Holdings Inc.	1,308	119,263
Cytec Industries Inc.	1,340	62,632
Dow Chemical Co. (The)	30,589	904,517
E.I. du Pont de Nemours and Co.	24,171	900,128
Eastman Chemical Co.	1,954	124,431
Ecolab Inc.	6,313	277,456
FMC Corp.	1,965	118,961
H.B. Fuller Co.	1,338	31,055
International Flavors & Fragrances Inc.	2,139	101,966
Intrepid Potash Inc.(a)	1,115	33,818
Lubrizol Corp.	1,842	168,948
Minerals Technologies Inc.	470	24,365
NewMarket Corp.	302	31,103
Olin Corp.	2,015	39,534
OM Group Inc.(a)	850	28,798
Penford Corp.(a)	338	3,464
PolyOne Corp.(a)	2,684	27,484
PPG Industries Inc.	4,368	285,667
Praxair Inc.	8,205	681,015
Quaker Chemical Corp.	338	9,163

RPM International Inc.	3,393	72,407
Sensient Technologies Corp.	1,351	39,260
Sherwin-Williams Co. (The)	2,446	165,545
Sigma-Aldrich Corp.	3,211	172,302
Stepan Co.	210	11,737
Terra Industries Inc.	2,632	120,440
Valspar Corp. (The)	2,621	77,267
Zep Inc.	624	13,653

		5,529,912
COAL – 0.25%
Arch Coal Inc.	4,403	100,609
CONSOL Energy Inc.	4,753	202,763
Massey Energy Co.	2,534	132,503
Patriot Coal Corp.(a)	2,109	43,150
Peabody Energy Corp.	7,214	329,680

		808,705
COMMERCIAL SERVICES – 1.90%
Aaron’s Inc.	1,529	50,977
ABM Industries Inc.	1,119	23,723
Administaff Inc.	633	13,508
Alliance Data Systems Corp.(a)	1,415	90,546
American Public Education Inc.(a)	435	20,271
AMN Healthcare Services Inc.(a)	879	7,735
Apollo Group Inc. Class A(a)	3,461	212,125
Arbitron Inc.	700	18,662
Bowne & Co. Inc.	917	10,234
Brink’s Home Security Holdings Inc.(a)	1,267	53,911
Capella Education Co.(a)	382	35,465
Career Education Corp.(a)	1,734	54,864
CDI Corp.	378	5,541
Chemed Corp.	582	31,649
Coinstar Inc.(a)	876	28,470
Consolidated Graphics Inc.(a)	342	14,162
Convergys Corp.(a)	3,384	41,488
Corinthian Colleges Inc.(a)(b)	2,470	43,447
Corporate Executive Board Co. (The)	888	23,612
Corrections Corp. of America(a)	3,166	62,877
CorVel Corp.(a)	223	7,972
Cross Country Healthcare Inc.(a)	635	6,420
Deluxe Corp.	1,409	27,363
DeVry Inc.	1,633	106,472
Equifax Inc.	3,313	118,605
Exponent Inc.(a)	370	10,552
Forrester Research Inc.(a)	419	12,599
FTI Consulting Inc.(a)	1,207	47,459
Gartner Inc.(a)	1,711	38,053
GEO Group Inc. (The)(a)	1,379	27,332
H&R Block Inc.	8,946	159,239
Healthcare Services Group Inc.	1,125	25,189
HealthSpring Inc.(a)	1,180	20,768

Heartland Payment Systems Inc.	1,034	19,232
Heidrick & Struggles International Inc.	536	15,024
Hewitt Associates Inc. Class A(a)	2,200	87,516
Hillenbrand Inc.	1,714	37,691
HMS Holdings Corp.(a)	661	33,704
Iron Mountain Inc.	4,935	135,219
ITT Educational Services Inc.(a)(b)	811	91,221
Kelly Services Inc. Class A(a)	592	9,863
Kendle International Inc.(a)	346	6,048
Korn/Ferry International(a)	1,367	24,128
Landauer Inc.	271	17,675
Lender Processing Services Inc.	2,590	97,773
Live Nation Entertainment Inc.(a)	3,877	56,216
Manpower Inc.	2,086	119,152
MasterCard Inc. Class A	2,569	652,526
MAXIMUS Inc.	497	30,282
McKesson Corp.	7,145	469,569
Midas Inc.(a)	339	3,824
Monro Muffler Brake Inc.	530	18,953
Monster Worldwide Inc.(a)	3,523	58,517
Moody’s Corp.	5,300	157,675
Navigant Consulting Inc.(a)	1,398	16,958
On Assignment Inc.(a)	872	6,217
PAREXEL International Corp.(a)	1,458	33,986
Pharmaceutical Product Development Inc.	3,237	76,879
Pre-Paid Legal Services Inc.(a)	236	8,933
Quanta Services Inc.(a)	5,652	108,292
R.R. Donnelley & Sons Co.	5,490	117,211
Rent-A-Center Inc.(a)	1,718	40,631
Rewards Network Inc.	255	3,417
Robert Half International Inc.	4,044	123,059
Rollins Inc.	1,245	26,992
SAIC Inc.(a)	8,230	145,671
Service Corp. International	6,538	60,019
SFN Group Inc.(a)	1,670	13,377
Sotheby’s	1,897	58,978
StarTek Inc.(a)	345	2,398
Strayer Education Inc.(b)	381	92,781
TeleTech Holdings Inc.(a)	776	13,254
Towers Watson & Co. Class A	1,191	56,572
TrueBlue Inc.(a)	1,003	15,546
United Rentals Inc.(a)	1,532	14,370
Universal Technical Institute Inc.(a)	637	14,536
Viad Corp.	634	13,029
Visa Inc. Class A	11,895	1,082,802
Volt Information Sciences Inc.(a)	379	3,870
Western Union Co.	18,181	308,350
Wright Express Corp.(a)	963	29,006

		6,080,232
COMPUTERS – 5.48%
Agilysys Inc.	426	4,758

Apple Inc.(a)	24,175	5,679,433
CACI International Inc. Class A(a)	771	37,663
Cadence Design Systems Inc.(a)	7,039	46,880
CIBER Inc.(a)	1,813	6,781
Cognizant Technology Solutions Corp. Class A(a)	7,881	401,773
Compellent Technologies Inc.(a)	674	11,829
Computer Sciences Corp.(a)	4,053	220,848
Dell Inc.(a)	46,053	691,256
Diebold Inc.	1,737	55,167
DST Systems Inc.	1,108	45,927
EMC Corp.(a)	54,555	984,172
FactSet Research Systems Inc.	1,115	81,808
Hewlett-Packard Co.	62,756	3,335,481
Hutchinson Technology Inc.(a)	750	4,680
Insight Enterprises Inc.(a)	1,053	15,121
Integral Systems Inc.(a)	468	4,507
International Business Machines Corp.	34,630	4,441,297
Jack Henry & Associates Inc.	2,214	53,269
Lexmark International Inc. Class A(a)	2,113	76,237
Manhattan Associates Inc.(a)	710	18,091
Mentor Graphics Corp.(a)	2,848	22,841
Mercury Computer Systems Inc.(a)	643	8,822
MICROS Systems Inc.(a)	2,205	72,500
MTS Systems Corp.	516	14,979
NCI Inc. Class A(a)	184	5,562
NCR Corp.(a)	4,196	57,905
NetApp Inc.(a)	9,040	294,342
NetScout Systems Inc.(a)	919	13,592
Palm Inc.(a)(b)	4,311	16,209
Radiant Systems Inc.(a)	640	9,133
RadiSys Corp.(a)	510	4,570
SanDisk Corp.(a)	6,112	211,659
Sigma Designs Inc.(a)(b)	727	8,528
SRA International Inc. Class A(a)	1,110	23,077
Stratasys Inc.(a)	596	14,530
Sykes Enterprises Inc.(a)	1,047	23,913
Synaptics Inc.(a)	1,002	27,665
Synopsys Inc.(a)	3,897	87,176
Teradata Corp.(a)	4,396	127,000
Tyler Technologies Inc.(a)	664	12,443
Western Digital Corp.(a)	6,060	236,279

		17,509,703
COSMETICS & PERSONAL CARE – 2.09%
Alberto-Culver Co.	2,248	58,785
Avon Products Inc.	11,499	389,471
Colgate-Palmolive Co.	13,160	1,122,022
Estee Lauder Companies Inc. (The) Class A	3,199	207,519
Procter & Gamble Co. (The)	77,434	4,899,249

		6,677,046

DISTRIBUTION & WHOLESALE – 0.30%
Brightpoint Inc.(a)	2,136	16,084
Fastenal Co.	3,529	169,357
Genuine Parts Co.	4,222	178,337
Ingram Micro Inc. Class A(a)	4,305	75,553
LKQ Corp.(a)	3,717	75,455
MWI Veterinary Supply Inc.(a)	338	13,655
Owens & Minor Inc.	1,131	52,467
Pool Corp.	1,416	32,058
ScanSource Inc.(a)	712	20,491
Tech Data Corp.(a)	1,322	55,392
United Stationers Inc.(a)	685	40,312
W.W. Grainger Inc.	1,610	174,073
Watsco Inc.	821	46,698

		949,932
DIVERSIFIED FINANCIAL SERVICES – 5.16%
Affiliated Managers Group Inc.(a)	1,131	89,349
American Express Co.	31,804	1,312,233
AmeriCredit Corp.(a)(b)	2,480	58,925
Ameriprise Financial Inc.	6,864	311,351
Capital One Financial Corp.	12,000	496,920
Charles Schwab Corp. (The)	26,153	488,800
Citigroup Inc.(a)	522,699	2,116,931
CME Group Inc.	1,779	562,360
Discover Financial Services	14,646	218,225
E*TRADE Financial Corp.(a)	41,752	68,891
Eaton Vance Corp.	3,158	105,919
Federated Investors Inc. Class B	2,450	64,631
Franklin Resources Inc.	3,943	437,279
Goldman Sachs Group Inc. (The)	14,029	2,393,768
Greenhill & Co. Inc.(b)	545	44,739
IntercontinentalExchange Inc.(a)	1,941	217,741
Invesco Ltd.(b)	11,352	248,722
Investment Technology Group Inc.(a)	1,218	20,328
Janus Capital Group Inc.	4,890	69,878
Jefferies Group Inc.(b)	3,194	75,602
JPMorgan Chase & Co.	105,917	4,739,786
LaBranche & Co. Inc.(a)	1,722	9,058
Legg Mason Inc.	4,419	126,693
Morgan Stanley	37,148	1,088,065
NASDAQ OMX Group Inc. (The)(a)	3,941	83,234
National Financial Partners Corp.(a)	1,110	15,651
NYSE Euronext Inc.	6,876	203,598
optionsXpress Holdings Inc.(a)	1,246	20,297
Piper Jaffray Companies(a)	470	18,941
Portfolio Recovery Associates Inc.(a)	466	25,569
Raymond James Financial Inc.	2,554	68,294
SLM Corp.(a)	12,740	159,505
Stifel Financial Corp.(a)	839	45,096
SWS Group Inc.	718	8,279
T. Rowe Price Group Inc.	6,915	379,841
TradeStation Group Inc.(a)	628	4,402

Waddell & Reed Financial Inc. Class A	2,323	83,721
World Acceptance Corp.(a)	379	13,674

		16,496,296
ELECTRIC – 3.05%
AES Corp. (The)(a)	17,739	195,129
Allegheny Energy Inc.	4,624	106,352
ALLETE Inc.	769	25,746
Alliant Energy Corp.	3,037	101,011
Ameren Corp.	6,318	164,773
American Electric Power Co. Inc.	12,776	436,684
Avista Corp.	1,435	29,719
Black Hills Corp.	997	30,259
CenterPoint Energy Inc.	10,443	149,961
Central Vermont Public Service Corp.	345	6,959
CH Energy Group Inc.	395	16,132
Cleco Corp.	1,569	41,657
CMS Energy Corp.	6,104	94,368
Consolidated Edison Inc.	7,552	336,366
Constellation Energy Group Inc.	5,324	186,926
Dominion Resources Inc.	15,951	655,746
DPL Inc.	3,245	88,232
DTE Energy Co.	4,448	198,381
Duke Energy Corp.	34,894	569,470
Dynegy Inc. Class A(a)	14,030	17,678
Edison International	8,665	296,083
El Paso Electric Co.(a)	1,115	22,969
Entergy Corp.	5,054	411,143
Exelon Corp.	17,635	772,589
FirstEnergy Corp.	8,197	320,421
FPL Group Inc.	11,057	534,385
Great Plains Energy Inc.	3,566	66,221
Hawaiian Electric Industries Inc.	2,510	56,349
IDACORP Inc.	1,220	42,236
Integrys Energy Group Inc.	2,097	99,356
MDU Resources Group Inc.	5,091	109,864
Northeast Utilities	4,763	131,649
NRG Energy Inc.(a)	3,521	73,589
NSTAR	2,850	100,947
NV Energy Inc.	6,233	76,853
OGE Energy Corp.	2,573	100,193
Pepco Holdings Inc.	5,947	101,991
PG&E Corp.	9,901	420,000
Pinnacle West Capital Corp.	2,750	103,757
PNM Resources Inc.	2,136	26,764
PPL Corp.	10,145	281,118
Progress Energy Inc.	7,526	296,223
Public Service Enterprise Group Inc.	13,534	399,524
SCANA Corp.	2,952	110,966
Southern Co.	21,947	727,763
TECO Energy Inc.	5,826	92,575
UIL Holdings Corp.	835	22,962

UniSource Energy Corp.	1,023	32,163
Westar Energy Inc.	2,849	63,533
Wisconsin Energy Corp.	3,147	155,493
Xcel Energy Inc.	12,249	259,679

		9,760,907
ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Advanced Energy Industries Inc.(a)	874	14,473
AMETEK Inc.	2,948	122,224
Belden Inc.	1,226	33,666
Emerson Electric Co.	20,117	1,012,690
Encore Wire Corp.	516	10,733
Energizer Holdings Inc.(a)	1,868	117,236
Greatbatch Inc.(a)	599	12,693
Hubbell Inc. Class B	1,590	80,184
Littelfuse Inc.(a)	635	24,136
Magnetek Inc.(a)	962	1,616
Molex Inc.	3,656	76,264
Powell Industries Inc.(a)	233	7,579
Vicor Corp.(a)	598	8,258

		1,521,752
ELECTRONICS – 0.87%
Agilent Technologies Inc.(a)	9,267	318,692
American Science and Engineering Inc.	242	18,131
Amphenol Corp. Class A	4,540	191,543
Analogic Corp.	380	16,237
Arrow Electronics Inc.(a)	3,181	95,844
Avnet Inc.(a)	4,052	121,560
Badger Meter Inc.	409	15,751
Bel Fuse Inc. Class B	338	6,811
Benchmark Electronics Inc.(a)	1,653	34,283
Brady Corp. Class A	1,477	45,964
Checkpoint Systems Inc.(a)	1,126	24,907
CTS Corp.	1,002	9,439
Cubic Corp.	377	13,572
Cymer Inc.(a)	748	27,900
Daktronics Inc.	853	6,500
Dionex Corp.(a)	464	34,698
Electro Scientific Industries Inc.(a)	833	10,671
FARO Technologies Inc.(a)	478	12,308
FEI Co.(a)	993	22,750
FLIR Systems Inc.(a)	3,990	112,518
Gentex Corp.	3,614	70,184
II-VI Inc.(a)	707	23,925
Itron Inc.(a)	1,089	79,029
Jabil Circuit Inc.	5,155	83,459
Keithley Instruments Inc.	476	3,142
LoJack Corp.(a)	508	2,098
Methode Electronics Inc.	1,001	9,910
Mettler-Toledo International Inc.(a)	921	100,573
National Instruments Corp.	1,591	53,060

Park Electrochemical Corp.	582	16,727
PerkinElmer Inc.	3,229	77,173
Plexus Corp.(a)	1,002	36,102
Rogers Corp.(a)	493	14,302
Sonic Solutions Inc.(a)	638	5,978
Technitrol Inc.	1,133	5,982
Thermo Fisher Scientific Inc.(a)	10,888	560,079
Thomas & Betts Corp.(a)	1,344	52,739
Trimble Navigation Ltd.(a)	3,277	94,115
TTM Technologies Inc.(a)	983	8,729
Varian Inc.(a)	746	38,628
Vishay Intertechnology Inc.(a)	5,107	52,245
Waters Corp.(a)	2,542	171,687
Watts Water Technologies Inc. Class A	747	23,202
Woodward Governor Co.	1,439	46,019
		2,769,166
ENERGY - ALTERNATE SOURCES – 0.05%
First Solar Inc.(a)	1,315	161,285
Headwaters Inc.(a)	1,871	8,588
		169,873
ENGINEERING & CONSTRUCTION – 0.27%
AECOM Technology Corp.(a)	2,966	84,145
Dycom Industries Inc.(a)	1,210	10,612
EMCOR Group Inc.(a)	1,813	44,654
Fluor Corp.	4,773	221,992
Granite Construction Inc.	888	26,835
Insituform Technologies Inc. Class A(a)	1,083	28,819
Jacobs Engineering Group Inc.(a)	3,383	152,878
KBR Inc.	4,325	95,842
Shaw Group Inc. (The)(a)	2,201	75,758
Stanley Inc.(a)	371	10,496
URS Corp.(a)	2,213	109,787
		861,818
ENTERTAINMENT – 0.11%
Bally Technologies Inc.(a)	1,466	59,432
DreamWorks Animation SKG Inc. Class A(a)	2,038	80,277
International Game Technology	8,001	147,618
International Speedway Corp. Class A	754	19,431
Pinnacle Entertainment Inc.(a)	1,587	15,457
Scientific Games Corp. Class A(a)	1,852	26,076
Shuffle Master Inc.(a)	1,703	13,948
		362,239
ENVIRONMENTAL CONTROL – 0.32%
Calgon Carbon Corp.(a)	1,579	27,032
Clean Harbors Inc.(a)	635	35,281
Darling International Inc.(a)	2,311	20,707
Mine Safety Appliances Co.	836	23,375
Republic Services Inc.	8,624	250,268

Stericycle Inc.(a)	2,222	121,099
Tetra Tech Inc.(a)	1,607	37,025
Waste Connections Inc.(a)	2,041	69,312
Waste Management Inc.	12,847	442,322
		1,026,421
FOOD – 1.96%
Calavo Growers Inc.	320	5,837
Cal-Maine Foods Inc.	345	11,692
Campbell Soup Co.	5,111	180,674
ConAgra Foods Inc.	11,945	299,461
Corn Products International Inc.	2,065	71,573
Dean Foods Co.(a)	4,849	76,081
Diamond Foods Inc.	570	23,963
Flowers Foods Inc.	2,002	49,529
General Mills Inc.	8,735	618,351
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	648	4,970
H.J. Heinz Co.	8,460	385,861
Hain Celestial Group Inc.(a)	1,084	18,807
Hershey Co. (The)	4,506	192,902
Hormel Foods Corp.	1,860	78,139
J&J Snack Foods Corp.	374	16,258
J.M. Smucker Co. (The)	3,158	190,301
Kellogg Co.	6,792	362,897
Kraft Foods Inc. Class A	46,383	1,402,622
Kroger Co. (The)	17,323	375,216
Lance Inc.	853	19,730
McCormick & Co. Inc. NVS	3,457	132,611
Nash-Finch Co.	349	11,744
Ralcorp Holdings Inc.(a)	1,488	100,857
Ruddick Corp.	1,138	36,006
Safeway Inc.	10,401	258,569
Sanderson Farms Inc.	458	24,553
Sara Lee Corp.	18,614	259,293
Smithfield Foods Inc.(a)	3,841	79,662
Spartan Stores Inc.	607	8,753
SUPERVALU Inc.	5,558	92,707
Sysco Corp.	15,830	466,985
Tootsie Roll Industries Inc.	643	17,380
TreeHouse Foods Inc.(a)	874	38,342
Tyson Foods Inc. Class A	8,313	159,194
United Natural Foods Inc.(a)	1,133	31,871
Whole Foods Market Inc.(a)	4,555	164,663
		6,268,054
FOREST PRODUCTS & PAPER – 0.37%
Buckeye Technologies Inc.(a)	1,086	14,205
Clearwater Paper Corp.(a)	314	15,464
Deltic Timber Corp.	242	10,660
International Paper Co.	11,393	280,382
Louisiana-Pacific Corp.(a)	3,571	32,318
MeadWestvaco Corp.	4,480	114,464

Neenah Paper Inc.	466	7,381
Plum Creek Timber Co. Inc.	4,361	169,687
Potlatch Corp.	1,103	38,649
Rayonier Inc.	2,136	97,038
Rock-Tenn Co. Class A	1,002	45,661
Schweitzer-Mauduit International Inc.	461	21,925
Temple-Inland Inc.	2,793	57,061
Wausau Paper Corp.(a)	1,479	12,631
Weyerhaeuser Co.	5,625	254,644
		1,172,170
GAS – 0.38%
AGL Resources Inc.	2,017	77,957
Atmos Energy Corp.	2,430	69,425
Energen Corp.	1,907	88,733
Laclede Group Inc. (The)	634	21,378
New Jersey Resources Corp.	1,066	40,039
Nicor Inc.	1,220	51,142
NiSource Inc.	7,344	116,035
Northwest Natural Gas Co.	750	34,950
Piedmont Natural Gas Co.	1,875	51,712
Sempra Energy	6,560	327,344
South Jersey Industries Inc.	840	35,272
Southern Union Co.	3,306	83,873
Southwest Gas Corp.	1,138	34,049
UGI Corp.	2,921	77,523
Vectren Corp.	2,189	54,112
WGL Holdings Inc.	1,293	44,802
		1,208,346
HAND & MACHINE TOOLS – 0.16%
Baldor Electric Co.	1,052	39,345
Kennametal Inc.	2,183	61,386
Lincoln Electric Holdings Inc.	1,109	60,252
Regal Beloit Corp.	959	56,974
Snap-on Inc.	1,558	67,524
Stanley Black & Decker Inc.	4,172	239,515
		524,996
HEALTH CARE - PRODUCTS – 3.65%
Abaxis Inc.(a)	620	16,858
Align Technology Inc.(a)	1,814	35,083
American Medical Systems Holdings Inc.(a)	2,013	37,402
Baxter International Inc.	15,998	931,084
Beckman Coulter Inc.	1,872	117,562
Becton, Dickinson and Co.	6,240	491,275
Boston Scientific Corp.(a)	40,205	290,280
C.R. Bard Inc.	2,512	217,589
Cantel Medical Corp.	349	6,928
CareFusion Corp.(a)	4,652	122,952
CONMED Corp.(a)	871	20,739
Cooper Companies Inc. (The)	1,227	47,706

Cyberonics Inc.(a)	641	12,282
DENTSPLY International Inc.	3,898	135,845
Edwards Lifesciences Corp.(a)	1,512	149,507
Gen-Probe Inc.(a)	1,284	64,200
Haemonetics Corp.(a)	597	34,119
Hanger Orthopedic Group Inc.(a)	855	15,544
Henry Schein Inc.(a)	2,448	144,187
Hill-Rom Holdings Inc.	1,714	46,638
Hologic Inc.(a)	6,927	128,427
ICU Medical Inc.(a)	378	13,022
IDEXX Laboratories Inc.(a)	1,477	85,001
Immucor Inc.(a)	1,998	44,735
Intuitive Surgical Inc.(a)	1,028	357,878
Invacare Corp.	942	25,001
Johnson & Johnson	73,364	4,783,333
Kensey Nash Corp.(a)	339	7,997
Kinetic Concepts Inc.(a)	1,697	81,134
LCA-Vision Inc.(a)	594	4,942
Masimo Corp.(b)	1,303	34,595
Medtronic Inc.	29,437	1,325,548
Meridian Bioscience Inc.	1,194	24,322
Merit Medical Systems Inc.(a)	729	11,117
Natus Medical Inc.(a)	749	11,917
Osteotech Inc.(a)	582	2,281
Palomar Medical Technologies Inc.(a)	476	5,169
Patterson Companies Inc.	2,428	75,389
PSS World Medical Inc.(a)	1,545	36,323
ResMed Inc.(a)	2,005	127,618
St. Jude Medical Inc.(a)	8,667	355,780
Steris Corp.	1,541	51,870
Stryker Corp.	7,573	433,327
SurModics Inc.(a)	460	9,632
Symmetry Medical Inc.(a)	984	9,879
TECHNE Corp.	1,003	63,881
Thoratec Corp.(a)	1,541	51,546
Varian Medical Systems Inc.(a)	3,362	186,019
West Pharmaceutical Services Inc.	940	39,433
Zimmer Holdings Inc.(a)	5,671	335,723
Zoll Medical Corp.(a)	605	15,948
		11,676,567
HEALTH CARE - SERVICES – 1.32%
Aetna Inc.	11,455	402,185
Air Methods Corp.(a)	333	11,322
Almost Family Inc.(a)	180	6,784
Amedisys Inc.(a)	718	39,648
AMERIGROUP Corp.(a)	1,454	48,331
AmSurg Corp.(a)	853	18,416
Bio-Reference Laboratories Inc.(a)	312	13,719
Centene Corp.(a)	1,216	29,233
Community Health Systems Inc.(a)	2,482	91,660
Covance Inc.(a)(b)	1,698	104,240

Coventry Health Care Inc.(a)	3,975	98,262
DaVita Inc.(a)	2,722	172,575
Genoptix Inc.(a)	428	15,190
Gentiva Health Services Inc.(a)	713	20,164
Health Management Associates Inc. Class A(a)	6,645	57,147
Health Net Inc.(a)	2,729	67,870
Healthways Inc.(a)	964	15,491
Humana Inc.(a)	4,587	214,534
IPC The Hospitalist Co. Inc.(a)	385	13,517
Kindred Healthcare Inc.(a)	1,172	21,155
Laboratory Corp. of America Holdings(a)(b)	2,760	208,960
LHC Group Inc.(a)	451	15,122
LifePoint Hospitals Inc.(a)	1,507	55,427
Lincare Holdings Inc.(a)(b)	1,699	76,251
Magellan Health Services Inc.(a)	976	42,436
MedCath Corp.(a)	354	3,706
MEDNAX Inc.(a)	1,222	71,108
Molina Healthcare Inc.(a)	380	9,565
Odyssey Healthcare Inc.(a)	765	13,854
Psychiatric Solutions Inc.(a)	1,474	43,925
Quest Diagnostics Inc.	4,001	233,218
RehabCare Group Inc.(a)	643	17,535
Res-Care Inc.(a)	583	6,990
Tenet Healthcare Corp.(a)	11,922	68,194
UnitedHealth Group Inc.	30,850	1,007,869
Universal Health Services Inc. Class B	2,481	87,058
WellCare Health Plans Inc.(a)	1,188	35,402
WellPoint Inc.(a)	11,876	764,577
		4,222,640
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	5,136	127,424
		127,424
HOME BUILDERS – 0.20%
D.R. Horton Inc.	7,311	92,119
KB Home	1,907	31,942
Lennar Corp. Class A	4,241	72,988
M.D.C. Holdings Inc.	958	33,156
M/I Homes Inc.(a)	366	5,362
Meritage Homes Corp.(a)	756	15,876
NVR Inc.(a)	162	117,693
Pulte Homes Inc.(a)	8,621	96,986
Ryland Group Inc.	1,072	24,056
Skyline Corp.	222	4,129
Standard-Pacific Corp.(a)	2,508	11,336
Thor Industries Inc.	968	29,243
Toll Brothers Inc.(a)	3,740	77,792
Winnebago Industries Inc.(a)(b)	884	12,915
		625,593

HOME FURNISHINGS – 0.10%
Audiovox Corp. Class A(a)	510	3,968
DTS Inc.(a)	478	16,271
Ethan Allen Interiors Inc.	592	12,213
Harman International Industries Inc.(a)	1,887	88,274
La-Z-Boy Inc.(a)	1,553	19,475
Universal Electronics Inc.(a)	392	8,757
Whirlpool Corp.	1,994	173,976
		322,934
HOUSEHOLD PRODUCTS & WARES – 0.51%
American Greetings Corp. Class A	977	20,361
Avery Dennison Corp.	2,950	107,409
Blyth Inc.	180	5,625
Central Garden & Pet Co. Class A(a)	2,013	18,439
Church & Dwight Co. Inc.	1,915	128,209
Clorox Co. (The)	3,779	242,385
Fortune Brands Inc.	3,995	193,797
Fossil Inc.(a)	1,314	49,590
Helen of Troy Ltd.(a)	832	21,682
Kid Brands Inc.(a)	337	2,915
Kimberly-Clark Corp.	11,102	698,094
Scotts Miracle-Gro Co. (The) Class A	1,250	57,937
Standard Register Co. (The)	388	2,076
Tupperware Brands Corp.	1,673	80,672
WD-40 Co.	474	15,561
		1,644,752
HOUSEWARES – 0.05%
National Presto Industries Inc.	125	14,864
Newell Rubbermaid Inc.	7,290	110,808
Toro Co. (The)	875	43,024
		168,696
INSURANCE – 3.97%
Aflac Inc.	12,564	682,100
Allstate Corp. (The)	14,348	463,584
American Financial Group Inc.	1,899	54,027
American International Group Inc.(a)	3,621	123,621
American Physicians Capital Inc.	295	9,425
Amerisafe Inc.(a)	521	8,529
Aon Corp.	7,106	303,497
Arthur J. Gallagher & Co.	2,635	64,689
Assurant Inc.	3,069	105,512
Berkshire Hathaway Inc. Class B(a)	44,117	3,585,389
Brown & Brown Inc.	3,158	56,591
Chubb Corp.	8,790	455,761
CIGNA Corp.	7,372	269,668
Cincinnati Financial Corp.	4,418	127,680
Delphi Financial Group Inc. Class A	1,233	31,022
eHealth Inc.(a)	688	10,836
Employers Holdings Inc.	613	9,103
Everest Re Group Ltd.	1,531	123,904

Fidelity National Financial Inc. Class A	5,992	88,801
First American Corp.	2,712	91,774
Genworth Financial Inc. Class A(a)	13,033	239,025
Hanover Insurance Group Inc. (The)	1,326	57,827
Hartford Financial Services Group Inc. (The)	11,825	336,066
HCC Insurance Holdings Inc.	2,933	80,951
Horace Mann Educators Corp.	1,223	18,418
Infinity Property and Casualty Corp.	393	17,858
Lincoln National Corp.	8,076	247,933
Loews Corp.	9,450	352,296
Marsh & McLennan Companies Inc.	14,130	345,055
Mercury General Corp.	1,000	43,720
MetLife Inc.	21,899	949,103
Navigators Group Inc. (The)(a)	377	14,827
Old Republic International Corp.	6,437	81,621
Presidential Life Corp.	597	5,952
Principal Financial Group Inc.	8,481	247,730
ProAssurance Corp.(a)	884	51,749
Progressive Corp. (The)	17,764	339,115
Protective Life Corp.	2,425	53,326
Prudential Financial Inc.	12,387	749,413
Reinsurance Group of America Inc.	1,956	102,729
RLI Corp.	470	26,799
Safety Insurance Group Inc.	467	17,592
Selective Insurance Group Inc.	1,546	25,664
StanCorp Financial Group Inc.	1,174	55,918
Stewart Information Services Corp.(b)	582	8,032
Torchmark Corp.	2,247	120,237
Tower Group Inc.	1,137	25,207
Transatlantic Holdings Inc.	1,721	90,869
Travelers Companies Inc. (The)	13,739	741,082
United Fire & Casualty Co.	580	10,434
Unitrin Inc.	1,434	40,224
Unum Group	8,778	217,431
W.R. Berkley Corp.	3,266	85,210
XL Capital Ltd. Class A	9,126	172,481
Zenith National Insurance Corp.	975	37,362
		12,674,769
INTERNET – 2.56%
Akamai Technologies Inc.(a)	4,540	142,601
Amazon.com Inc.(a)	9,099	1,235,007
AOL Inc.(a)	2,942	74,374
Blue Coat Systems Inc.(a)	1,146	35,572
Blue Nile Inc.(a)	380	20,908
comScore Inc.(a)	782	13,052
CyberSource Corp.(a)	1,820	32,105
DealerTrack Holdings Inc.(a)	961	16,414
Digital River Inc.(a)	1,058	32,057
eBay Inc.(a)	30,086	810,818
Equinix Inc.(a)	1,020	99,287
eResearchTechnology Inc.(a)	1,190	8,223

Expedia Inc.	5,641	140,799
F5 Networks Inc.(a)	2,119	130,340
Google Inc. Class A(a)	6,443	3,653,245
InfoSpace Inc.(a)	766	8,464
j2 Global Communications Inc.(a)	1,153	26,980
Knot Inc. (The)(a)	762	5,959
McAfee Inc.(a)	4,224	169,509
Netflix Inc.(a)	1,133	83,547
NutriSystem Inc.(b)	764	13,607
PCTEL Inc.(a)	634	3,918
Perficient Inc.(a)	841	9,478
Priceline.com Inc.(a)	1,219	310,845
Stamps.com Inc.(a)	284	2,868
Symantec Corp.(a)	21,563	364,846
United Online Inc.	2,433	18,199
ValueClick Inc.(a)	2,230	22,612
VeriSign Inc.(a)	4,823	125,446
Websense Inc.(a)	1,094	24,910
Yahoo! Inc.(a)	31,771	525,175
		8,161,165
INVESTMENT COMPANIES – 0.02%
Apollo Investment Corp.	4,510	57,412
		57,412
IRON & STEEL – 0.41%
AK Steel Holding Corp.	3,026	69,174
Allegheny Technologies Inc.	2,580	139,294
Carpenter Technology Corp.	1,102	40,333
Cliffs Natural Resources Inc.	3,526	250,170
Gibraltar Industries Inc.(a)	842	10,618
Nucor Corp.	8,307	376,972
Olympic Steel Inc.	251	8,195
Reliance Steel & Aluminum Co.	1,691	83,248
Steel Dynamics Inc.	5,800	101,326
United States Steel Corp.	3,755	238,518
		1,317,848
LEISURE TIME – 0.26%
Arctic Cat Inc.(a)	348	3,776
Brunswick Corp.	2,238	35,741
Callaway Golf Co.	1,942	17,128
Carnival Corp.	11,640	452,563
Harley-Davidson Inc.	6,321	177,430
Interval Leisure Group Inc.(a)	1,082	15,754
Life Time Fitness Inc.(a)	1,085	30,488
Multimedia Games Inc.(a)(b)	766	2,987
Nautilus Inc.(a)	945	2,854
Polaris Industries Inc.(b)	829	42,412
WMS Industries Inc.(a)	1,440	60,394
		841,527

LODGING – 0.23%
Boyd Gaming Corp.(a)(b)	1,702	16,816
Marcus Corp.	634	8,236
Marriott International Inc. Class A	6,805	214,494
Monarch Casino & Resort Inc.(a)	278	2,374
Starwood Hotels & Resorts Worldwide Inc.	5,025	234,366
Wyndham Worldwide Corp.	4,724	121,549
Wynn Resorts Ltd.	1,822	138,162
		735,997
MACHINERY – 1.06%
AGCO Corp.(a)	2,411	86,483
Albany International Corp. Class A	624	13,435
Applied Industrial Technologies Inc.	1,005	24,974
Astec Industries Inc.(a)	496	14,364
Briggs & Stratton Corp.	1,475	28,762
Bucyrus International Inc.	2,045	134,950
Cascade Corp.	279	8,987
Caterpillar Inc.	16,655	1,046,767
Cognex Corp.	967	17,880
Cummins Inc.	5,393	334,096
Deere & Co.	11,313	672,671
Flowserve Corp.	1,511	166,618
Gardner Denver Inc.	1,366	60,159
Gerber Scientific Inc.(a)	724	4,496
Graco Inc.	1,680	53,760
IDEX Corp.	2,203	72,919
Intermec Inc.(a)	1,334	18,916
Intevac Inc.(a)	595	8,223
Joy Global Inc.	2,732	154,631
Lindsay Corp.	344	14,245
Nordson Corp.	876	59,498
Robbins & Myers Inc.	886	21,105
Rockwell Automation Inc.	3,842	216,535
Terex Corp.(a)	2,891	65,655
Wabtec Corp.	1,235	52,018
Zebra Technologies Corp. Class A(a)	1,530	45,288
		3,397,435
MANUFACTURING – 3.57%
A.O. Smith Corp.	600	31,542
Actuant Corp. Class A	1,919	37,516
Acuity Brands Inc.	1,104	46,600
AptarGroup Inc.	1,783	70,161
AZZ Inc.	347	11,746
Barnes Group Inc.	1,038	20,189
Brink’s Co. (The)	1,294	36,530
Carlisle Companies Inc.	1,501	57,188
Ceradyne Inc.(a)	726	16,473
CLARCOR Inc.	1,304	44,975
Crane Co.	1,237	43,913
Danaher Corp.	6,960	556,174

Donaldson Co. Inc.	2,123	95,790
Dover Corp.	4,961	231,927
Eastman Kodak Co.(a)	6,823	39,505
Eaton Corp.	4,439	336,343
EnPro Industries Inc.(a)	597	17,361
ESCO Technologies Inc.	724	23,030
Federal Signal Corp.	1,428	12,866
General Electric Co.	284,449	5,176,972
Griffon Corp.(a)	988	12,310
Harsco Corp.	2,130	68,032
Honeywell International Inc.	20,408	923,870
Illinois Tool Works Inc.	10,317	488,613
ITT Corp.	4,932	264,405
Lancaster Colony Corp.	483	28,478
Leggett & Platt Inc.	3,824	82,751
Lydall Inc.(a)	388	3,046
Matthews International Corp. Class A	816	28,968
Myers Industries Inc.	872	9,139
Pall Corp.	3,142	127,220
Parker Hannifin Corp.	4,311	279,094
Pentair Inc.	2,605	92,790
Roper Industries Inc.	2,446	141,477
SPX Corp.	1,335	88,537
Standex International Corp.	347	8,942
Sturm, Ruger & Co. Inc.	364	4,364
Teleflex Inc.	1,098	70,349
Textron Inc.	7,286	154,682
3M Co.	18,935	1,582,398
Tredegar Corp.	613	10,470
Trinity Industries Inc.	2,210	44,112
		11,420,848
MEDIA – 2.57%
CBS Corp. Class B NVS	18,264	254,600
Comcast Corp. Class A	75,632	1,423,394
DIRECTV Class A(a)	25,017	845,825
Discovery Communications Inc. Series A(a)	7,575	255,959
E.W. Scripps Co. (The) Class A(a)	854	7,216
Gannett Co. Inc.	6,234	102,986
John Wiley & Sons Inc. Class A	1,109	47,998
McGraw-Hill Companies Inc. (The)	8,499	302,989
Meredith Corp.	921	31,692
New York Times Co. (The) Class A(a)	3,296	36,684
News Corp. Class A NVS	60,263	868,390
Scholastic Corp.	638	17,864
Scripps Networks Interactive Inc. Class A	2,370	105,109
Time Warner Cable Inc.	9,467	504,686
Time Warner Inc.	30,771	962,209
Viacom Inc. Class B NVS(a)	16,062	552,212
Walt Disney Co. (The)	51,665	1,803,625
Washington Post Co. (The) Class B	169	75,066
		8,198,504

METAL FABRICATE & HARDWARE – 0.23%
A.M. Castle & Co.(a)	347	4,539
CIRCOR International Inc.	468	15,542
Commercial Metals Co.	3,067	46,189
Kaydon Corp.	877	32,975
Lawson Products Inc.	134	2,073
Mueller Industries Inc.	1,087	29,121
Precision Castparts Corp.	3,760	476,430
Timken Co. (The)	2,061	61,851
Valmont Industries Inc.	556	46,053
Worthington Industries Inc.	1,651	28,546
		743,319
MINING – 0.72%
Alcoa Inc.	27,295	388,681
AMCOL International Corp.	620	16,864
Brush Engineered Materials Inc.(a)	582	13,136
Century Aluminum Co.(a)	1,497	20,599
Freeport-McMoRan Copper & Gold Inc.	11,498	960,543
Newmont Mining Corp.	13,111	667,743
RTI International Metals Inc.(a)	838	25,417
Titanium Metals Corp.(a)(b)	2,104	34,905
Vulcan Materials Co.(b)	3,409	161,041
		2,288,929
MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	750	13,155
		13,155
OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	5,510	134,720
Xerox Corp.	36,317	354,091
		488,811
OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,549	27,975
HNI Corp.	1,157	30,811
Interface Inc. Class A	1,475	17,081
		75,867
OIL & GAS – 8.07%
Anadarko Petroleum Corp.	13,146	957,423
Apache Corp.	8,992	912,688
Atwood Oceanics Inc.(a)	1,532	53,053
Bill Barrett Corp.(a)	1,072	32,921
Cabot Oil & Gas Corp.	2,772	102,010
Chesapeake Energy Corp.	17,261	408,050
Chevron Corp.	53,540	4,059,938
Cimarex Energy Co.	2,229	132,358
Comstock Resources Inc.(a)	1,253	39,845
ConocoPhillips	39,680	2,030,426

Denbury Resources Inc.(a)	10,518	177,439
Devon Energy Corp.	11,878	765,300
Diamond Offshore Drilling Inc.(b)	1,866	165,719
EOG Resources Inc.	6,742	626,601
EQT Corp.	3,833	157,153
Exxon Mobil Corp.	125,870	8,430,772
Forest Oil Corp.(a)	2,990	77,202
Frontier Oil Corp.	2,789	37,652
Helmerich & Payne Inc.	2,802	106,700
Hess Corp.	7,707	482,073
Holly Corp.	1,119	31,231
Marathon Oil Corp.	18,933	599,040
Mariner Energy Inc.(a)	2,785	41,691
Murphy Oil Corp.	5,154	289,603
Nabors Industries Ltd.(a)	7,561	148,422
Newfield Exploration Co.(a)	3,563	185,454
Noble Energy Inc.	4,620	337,260
Occidental Petroleum Corp.	21,617	1,827,501
Patterson-UTI Energy Inc.	4,021	56,173
Penn Virginia Corp.	1,134	27,783
Petroleum Development Corp.(a)	475	11,006
PetroQuest Energy Inc.(a)	1,233	6,202
Pioneer Drilling Co.(a)	1,433	10,088
Pioneer Natural Resources Co.	3,133	176,451
Plains Exploration & Production Co.(a)	3,738	112,103
Pride International Inc.(a)	4,685	141,065
Quicksilver Resources Inc.(a)	3,148	44,292
Range Resources Corp.	4,197	196,713
Rowan Companies Inc.(a)	3,103	90,328
Seahawk Drilling Inc.(a)	312	5,881
Southwestern Energy Co.(a)	9,232	375,927
St. Mary Land & Exploration Co.	1,709	59,490
Stone Energy Corp.(a)	1,230	21,833
Sunoco Inc.	3,178	94,418
Swift Energy Co.(a)	1,071	32,923
Tesoro Corp.	3,907	54,307
Unit Corp.(a)	1,053	44,521
Valero Energy Corp.	15,213	299,696
XTO Energy Inc.	15,522	732,328

		25,809,053
OIL & GAS SERVICES – 1.61%
Baker Hughes Inc.	8,289	388,257
Basic Energy Services Inc.(a)	630	4,857
BJ Services Co.	7,814	167,220
Cameron International Corp.(a)	6,593	282,576
CARBO Ceramics Inc.	481	29,986
Dril-Quip Inc.(a)	820	49,889
Exterran Holdings Inc.(a)(b)	1,627	39,325
FMC Technologies Inc.(a)	3,291	212,697
Gulf Island Fabrication Inc.	332	7,221
Halliburton Co.	24,123	726,826

Helix Energy Solutions Group Inc.(a)	2,334	30,412
Hornbeck Offshore Services Inc.(a)	711	13,203
ION Geophysical Corp.(a)	2,989	14,706
Lufkin Industries Inc.	376	29,760
Matrix Service Co.(a)	643	6,919
National Oilwell Varco Inc.	11,186	453,928
Oceaneering International Inc.(a)	1,488	94,473
Oil States International Inc.(a)	1,344	60,937
Schlumberger Ltd.	31,897	2,024,184
SEACOR Holdings Inc.(a)	533	42,992
Smith International Inc.	6,606	282,869
Superior Energy Services Inc.(a)	2,081	43,743
Superior Well Services Inc.(a)	464	6,208
Tetra Technologies Inc.(a)	1,966	24,025
Tidewater Inc.	1,390	65,705
World Fuel Services Corp.	1,527	40,679

		5,143,597
PACKAGING & CONTAINERS – 0.25%
Ball Corp.	2,563	136,813
Bemis Co. Inc.	2,832	81,335
Greif Inc. Class A	888	48,769
Owens-Illinois Inc.(a)	4,592	163,200
Packaging Corp. of America	2,712	66,742
Pactiv Corp.(a)	3,524	88,734
Sealed Air Corp.	4,215	88,852
Silgan Holdings Inc.	721	43,426
Sonoco Products Co.	2,604	80,177

		798,048
PHARMACEUTICALS – 5.37%
Abbott Laboratories	41,456	2,183,902
Allergan Inc.	8,225	537,257
AmerisourceBergen Corp.	7,490	216,611
Bristol-Myers Squibb Co.	45,779	1,222,299
Cardinal Health Inc.	9,532	343,438
Catalyst Health Solutions Inc.(a)	969	40,097
Cephalon Inc.(a)	2,021	136,983
Cubist Pharmaceuticals Inc.(a)	1,611	36,312
Eli Lilly and Co.	27,043	979,497
Emergent BioSolutions Inc.(a)	448	7,522
Endo Pharmaceuticals Holdings Inc.(a)	3,144	74,481
Express Scripts Inc.(a)	7,302	743,052
Forest Laboratories Inc.(a)	8,005	251,037
Gilead Sciences Inc.(a)	24,068	1,094,613
Hospira Inc.(a)	4,381	248,184
King Pharmaceuticals Inc.(a)	6,809	80,074
Mannatech Inc.(b)	463	1,546
Mead Johnson Nutrition Co. Class A	5,500	286,165
Medco Health Solutions Inc.(a)	12,415	801,512
Medicis Pharmaceutical Corp. Class A	1,566	39,401
Merck & Co. Inc.	83,048	3,101,843

Mylan Inc.(a)	8,191	186,018
NBTY Inc.(a)	1,701	81,614
Neogen Corp.(a)	618	15,512
Omnicare Inc.	3,205	90,669
OSI Pharmaceuticals Inc.(a)	1,604	95,518
Par Pharmaceutical Companies Inc.(a)	999	24,775
Perrigo Co.	2,200	129,184
PetMed Express Inc.(b)	641	14,211
Pfizer Inc.	215,144	3,689,720
PharMerica Corp.(a)	760	13,847
Salix Pharmaceuticals Ltd.(a)	1,538	57,291
Theragenics Corp.(a)	962	1,597
United Therapeutics Corp.(a)	1,246	68,941
Valeant Pharmaceuticals International(a)(b)	1,763	75,650
VCA Antech Inc.(a)	2,314	64,861
ViroPharma Inc.(a)	1,771	24,139
Watson Pharmaceuticals Inc.(a)	2,827	118,084

		17,177,457
PIPELINES – 0.44%
El Paso Corp.	18,982	205,765
National Fuel Gas Co.	2,205	111,463
ONEOK Inc.	2,817	128,596
Questar Corp.	4,682	202,262
Spectra Energy Corp.	17,294	389,634
Williams Companies Inc. (The)	15,693	362,508

		1,400,228
REAL ESTATE – 0.07%
CB Richard Ellis Group Inc. Class A(a)	7,290	115,547
Forestar Group Inc.(a)	999	18,861
Jones Lang LaSalle Inc.	1,148	83,678

		218,086
REAL ESTATE INVESTMENT TRUSTS – 1.82%
Acadia Realty Trust	941	16,806
Alexandria Real Estate Equities Inc.	1,175	79,430
AMB Property Corp.	3,900	106,236
Apartment Investment and Management Co. Class A	2,995	55,138
AvalonBay Communities Inc.	2,208	190,661
BioMed Realty Trust Inc.	2,676	44,261
Boston Properties Inc.	3,739	282,070
BRE Properties Inc. Class A	1,461	52,231
Camden Property Trust	1,704	70,938
Cedar Shopping Centers Inc.	1,224	9,682
Colonial Properties Trust	1,741	22,424
Corporate Office Properties Trust	1,568	62,924
Cousins Properties Inc.	2,861	23,775
DiamondRock Hospitality Co.(a)	3,395	34,323
Duke Realty Corp.	5,889	73,024
EastGroup Properties Inc.	708	26,720
Entertainment Properties Trust	1,080	44,420

Equity One Inc.	991	18,720
Equity Residential	7,400	289,710
Essex Property Trust Inc.	805	72,410
Extra Space Storage Inc.	2,331	29,557
Federal Realty Investment Trust	1,612	117,370
Franklin Street Properties Corp.	1,635	23,593
HCP Inc.	7,888	260,304
Health Care REIT Inc.	3,247	146,862
Healthcare Realty Trust Inc.	1,635	38,079
Highwoods Properties Inc.	1,933	61,334
Home Properties Inc.	846	39,593
Hospitality Properties Trust	3,332	79,801
Host Hotels & Resorts Inc.	17,066	250,017
Inland Real Estate Corp.	1,744	15,958
Kilroy Realty Corp.	1,138	35,096
Kimco Realty Corp.	10,928	170,914
Kite Realty Group Trust	2,016	9,536
LaSalle Hotel Properties	1,954	45,528
Lexington Realty Trust	2,678	17,434
Liberty Property Trust	3,048	103,449
LTC Properties Inc.	593	16,047
Macerich Co. (The)	2,606	99,836
Mack-Cali Realty Corp.	2,116	74,589
Medical Properties Trust Inc.	2,080	21,798
Mid-America Apartment Communities Inc.	818	42,364
National Retail Properties Inc.	2,201	50,249
Nationwide Health Properties Inc.	3,054	107,348
Omega Healthcare Investors Inc.	2,260	44,047
Parkway Properties Inc.	679	12,752
Pennsylvania Real Estate Investment Trust	974	12,146
Post Properties Inc.	1,206	26,556
ProLogis	12,843	169,528
PS Business Parks Inc.	466	24,884
Public Storage	3,616	332,636
Realty Income Corp.(b)	2,861	87,804
Regency Centers Corp.	2,163	81,048
Senior Housing Properties Trust	3,471	76,883
Simon Property Group Inc.	7,758	650,896
SL Green Realty Corp.	2,044	117,060
Sovran Self Storage Inc.	799	27,853
Tanger Factory Outlet Centers Inc.	1,098	47,390
UDR Inc.	3,949	69,660
Urstadt Biddle Properties Inc. Class A	570	9,012
Ventas Inc.	4,178	198,371
Vornado Realty Trust	4,231	320,287
Weingarten Realty Investors	2,813	60,648

		5,802,020
RETAIL – 6.31%
Abercrombie & Fitch Co. Class A	2,328	106,250
Advance Auto Parts Inc.	2,532	106,141
Aeropostale Inc.(a)	2,699	77,812

American Eagle Outfitters Inc.	5,463	101,175
AnnTaylor Stores Corp.(a)	1,676	34,693
AutoNation Inc.(a)	2,456	44,404
AutoZone Inc.(a)	797	137,953
Barnes & Noble Inc.	1,159	25,058
Bed Bath & Beyond Inc.(a)	7,006	306,583
Best Buy Co. Inc.	9,196	391,198
Big 5 Sporting Goods Corp.	629	9,573
Big Lots Inc.(a)	2,280	83,038
BJ’s Restaurants Inc.(a)	574	13,374
BJ’s Wholesale Club Inc.(a)	1,546	57,187
Bob Evans Farms Inc.	785	24,264
Brinker International Inc.	2,803	54,042
Brown Shoe Co. Inc.	1,192	18,452
Buckle Inc. (The)(b)	741	27,239
Buffalo Wild Wings Inc.(a)	458	22,034
Burger King Holdings Inc.	2,480	52,725
Cabela’s Inc.(a)(b)	1,111	19,431
California Pizza Kitchen Inc.(a)	782	13,130
CarMax Inc.(a)	5,936	149,112
Casey’s General Stores Inc.	1,297	40,726
Cash America International Inc.	850	33,558
Cato Corp. (The) Class A	878	18,824
CEC Entertainment Inc.(a)	544	20,721
Cheesecake Factory Inc. (The)(a)	1,555	42,078
Chico’s FAS Inc.	4,641	66,923
Children’s Place Retail Stores Inc. (The)(a)	796	35,462
Chipotle Mexican Grill Inc.(a)	835	94,079
Christopher & Banks Corp.	1,003	8,024
CKE Restaurants Inc.	1,286	14,236
Coldwater Creek Inc.(a)	1,658	11,507
Collective Brands Inc.(a)	1,648	37,476
Copart Inc.(a)	1,859	66,180
Costco Wholesale Corp.	11,643	695,204
Cracker Barrel Old Country Store Inc.	659	30,564
CVS Caremark Corp.	36,985	1,352,172
Darden Restaurants Inc.	3,737	166,446
Dick’s Sporting Goods Inc.(a)	2,409	62,899
DineEquity Inc.(a)(b)	356	14,073
Dollar Tree Inc.(a)	2,320	137,390
Dress Barn Inc.(a)	1,581	41,359
EZCORP Inc.(a)	1,321	27,213
Family Dollar Stores Inc.	3,712	135,896
Finish Line Inc. (The) Class A	1,465	23,909
First Cash Financial Services Inc.(a)	754	16,264
Foot Locker Inc.	4,372	65,755
Fred’s Inc. Class A	1,127	13,501
GameStop Corp. Class A(a)	4,297	94,147
Gap Inc. (The)	12,532	289,615
Genesco Inc.(a)	589	18,265
Group 1 Automotive Inc.(a)	627	19,976
Haverty Furniture Companies Inc.	367	5,989

Hibbett Sports Inc.(a)	685	17,522
Home Depot Inc. (The)	45,246	1,463,708
Hot Topic Inc.(a)	1,319	8,574
HSN Inc.(a)	1,082	31,854
J. Crew Group Inc.(a)	1,466	67,289
J.C. Penney Co. Inc.	6,246	200,934
Jack in the Box Inc.(a)	1,489	35,066
Jo-Ann Stores Inc.(a)	662	27,791
Jos. A. Bank Clothiers Inc.(a)	456	24,920
Kohl’s Corp.(a)	8,174	447,772
Landry’s Restaurants Inc.(a)	284	5,089
Limited Brands Inc.	7,129	175,516
Lithia Motors Inc. Class A(a)	402	2,573
Lowe’s Companies Inc.	39,370	954,329
Lumber Liquidators Holdings Inc.(a)	421	11,228
Macy’s Inc.	11,363	247,373
MarineMax Inc.(a)	466	5,014
McDonald’s Corp.	28,681	1,913,596
Men’s Wearhouse Inc. (The)	1,485	35,551
Movado Group Inc.(a)	586	6,610
MSC Industrial Direct Co. Inc. Class A	1,204	61,067
99 Cents Only Stores(a)	1,089	17,751
Nordstrom Inc.	4,310	176,064
O’Charley’s Inc.(a)	598	5,346
Office Depot Inc.(a)	7,725	61,646
OfficeMax Inc.(a)	2,059	33,809
O’Reilly Automotive Inc.(a)	3,722	155,245
P.F. Chang’s China Bistro Inc.(a)(b)	578	25,507
Panera Bread Co. Class A(a)	874	66,852
Papa John’s International Inc.(a)	631	16,223
Pep Boys - Manny, Moe & Jack (The)	1,464	14,713
PetSmart Inc.	3,310	105,788
RadioShack Corp.	3,372	76,308
Red Robin Gourmet Burgers Inc.(a)	467	11,413
Regis Corp.	1,611	30,093
Ross Stores Inc.	3,321	177,574
Ruby Tuesday Inc.(a)	1,600	16,912
Ruth’s Hospitality Group Inc.(a)	402	2,131
Saks Inc.(a) (b)	4,443	38,210
School Specialty Inc.(a)	360	8,176
Sears Holdings Corp.(a)(b)	1,321	143,236
Sonic Automotive Inc.(a)	877	9,647
Sonic Corp.(a)	1,727	19,083
Stage Stores Inc.	1,189	18,299
Staples Inc.	19,476	455,544
Starbucks Corp.(a)	19,662	477,197
Steak n Shake Co. (The)(a)	39	14,869
Stein Mart Inc.(a)	746	6,736
Target Corp.	19,981	1,051,001
Texas Roadhouse Inc.(a)	1,488	20,668
Tiffany & Co.	3,318	157,572
TJX Companies Inc. (The)	11,188	475,714

Tractor Supply Co.	957	55,554
Tuesday Morning Corp.(a)	750	4,943
Under Armour Inc. Class A(a)(b)	1,006	29,586
Urban Outfitters Inc.(a)	3,495	132,915
Walgreen Co.	26,233	972,982
Wal-Mart Stores Inc.	56,880	3,162,528
Wendy’s/Arby’s Group Inc. Class A	9,377	46,885
Williams-Sonoma Inc.	2,821	74,164
Yum! Brands Inc.	12,511	479,547
Zale Corp.(a)	983	2,693
Zumiez Inc.(a)	504	10,327

		20,180,126
SAVINGS & LOANS – 0.23%
Astoria Financial Corp.	2,081	30,175
Brookline Bancorp Inc.	1,725	18,354
Dime Community Bancshares Inc.	755	9,536
First Niagara Financial Group Inc.	4,922	69,991
Hudson City Bancorp Inc.	12,713	180,016
New York Community Bancorp Inc.	11,162	184,619
NewAlliance Bancshares Inc.	2,960	37,355
People’s United Financial Inc.	9,686	151,489
Washington Federal Inc.	2,894	58,806

		740,341
SEMICONDUCTORS – 2.63%
Actel Corp.(a)	723	10,014
Advanced Micro Devices Inc.(a)	14,844	137,604
Altera Corp.	7,895	191,927
Analog Devices Inc.	7,851	226,266
Applied Materials Inc.	35,585	479,686
Atmel Corp.(a)	11,794	59,324
ATMI Inc.(a)	823	15,892
Broadcom Corp. Class A	11,522	382,300
Brooks Automation Inc.(a)	1,985	17,508
Cabot Microelectronics Corp.(a)	571	21,601
Cohu Inc.	599	8,248
Cree Inc.(a)	2,798	196,476
Cypress Semiconductor Corp.(a)	4,112	47,288
Diodes Inc.(a)	828	18,547
DSP Group Inc.(a)	768	6,397
Exar Corp.(a)	1,439	10,145
Fairchild Semiconductor International Inc.(a)	3,382	36,018
Hittite Microwave Corp.(a)	517	22,732
Integrated Device Technology Inc.(a)	4,641	28,449
Intel Corp.	147,259	3,277,985
International Rectifier Corp.(a)	2,014	46,121
Intersil Corp. Class A	3,394	50,095
KLA-Tencor Corp.	4,635	143,314
Kopin Corp.(a)	1,859	6,878
Kulicke and Soffa Industries Inc.(a)	2,214	16,052
Lam Research Corp.(a)	3,387	126,403

Linear Technology Corp.	6,004	169,793
LSI Corp.(a)	17,386	106,402
MEMC Electronic Materials Inc.(a)	6,046	92,685
Micrel Inc.	985	10,500
Microchip Technology Inc.	4,922	138,604
Micron Technology Inc.(a)	22,888	237,806
Microsemi Corp.	2,068	35,859
MKS Instruments Inc.(a)	1,234	24,174
National Semiconductor Corp.	6,303	91,078
Novellus Systems Inc.(a)	2,561	64,025
NVIDIA Corp.(a)	14,804	257,294
Pericom Semiconductor Corp.(a)	872	9,339
QLogic Corp.(a)	3,084	62,605
Rovi Corp.(a)	2,735	101,551
Rudolph Technologies Inc.(a)	632	5,416
Semtech Corp.(a)	1,549	26,999
Silicon Laboratories Inc.(a)(b)	1,273	60,684
Skyworks Solutions Inc.(a)	4,599	71,744
Standard Microsystems Corp.(a)	582	13,549
Supertex Inc.(a)	374	9,571
Teradyne Inc.(a)	4,859	54,275
Tessera Technologies Inc.(a)	1,332	27,013
Texas Instruments Inc.	33,095	809,835
TriQuint Semiconductor Inc.(a)	3,959	27,713
Ultratech Inc.(a)	640	8,704
Varian Semiconductor Equipment Associates Inc.(a)	1,969	65,213
Veeco Instruments Inc.(a)(b)	1,052	45,762
Xilinx Inc.	7,435	189,593

		8,401,056
SOFTWARE – 4.33%
ACI Worldwide Inc.(a)	993	20,466
Acxiom Corp.(a)	2,189	39,271
Adobe Systems Inc.(a)	13,991	494,862
Advent Software Inc.(a)	384	17,184
ANSYS Inc.(a)	2,376	102,501
Autodesk Inc.(a)	6,192	182,169
Automatic Data Processing Inc.	13,497	600,212
Avid Technology Inc.(a)	752	10,363
Blackbaud Inc.	1,235	31,110
BMC Software Inc.(a)	4,946	187,948
Broadridge Financial Solutions Inc.	3,668	78,422
CA Inc.	10,378	243,572
Cerner Corp.(a)	1,825	155,235
Citrix Systems Inc.(a)	4,907	232,935
CommVault Systems Inc.(a)	1,148	24,510
Computer Programs and Systems Inc.	261	10,200
Compuware Corp.(a)	5,876	49,358
Concur Technologies Inc.(a)	1,100	45,111
CSG Systems International Inc.(a)	832	17,439
Digi International Inc.(a)	634	6,746
Dun & Bradstreet Corp. (The)	1,308	97,341

Ebix Inc.(a)(b)	735	11,738
Eclipsys Corp.(a)	1,486	29,542
Electronic Arts Inc.(a)	8,814	164,469
Epicor Software Corp.(a)	1,456	13,919
EPIQ Systems Inc.(a)	746	9,273
Fair Isaac Corp.	1,225	31,042
Fidelity National Information Services Inc.	8,680	203,459
Fiserv Inc.(a)	4,017	203,903
Global Payments Inc.	2,187	99,618
Informatica Corp.(a)	2,445	65,673
Interactive Intelligence Inc.(a)	341	6,373
Intuit Inc.(a)	8,314	285,503
JDA Software Group Inc.(a)	1,002	27,876
ManTech International Corp. Class A(a)	611	29,835
Microsoft Corp.	203,421	5,954,133
MSCI Inc. Class A(a)	2,733	98,661
Novell Inc.(a)	9,602	57,516
Omnicell Inc.(a)	972	13,637
Oracle Corp.	104,197	2,676,821
Parametric Technology Corp.(a)	3,165	57,128
Paychex Inc.	8,453	259,507
Phase Forward Inc.(a)	1,206	15,762
Phoenix Technologies Ltd.(a)	767	2,470
Progress Software Corp.(a)	1,004	31,556
Quality Systems Inc.	462	28,385
Quest Software Inc.(a)	1,681	29,905
Red Hat Inc.(a)	5,009	146,613
Salesforce.com Inc.(a)	2,961	220,446
SEI Investments Co.	3,531	77,576
Smith Micro Software Inc.(a)	627	5,543
Solera Holdings Inc.	1,888	72,971
Sybase Inc.(a)	2,132	99,394
SYNNEX Corp.(a)	476	14,071
Take-Two Interactive Software Inc.(a)	2,017	19,867
Taleo Corp. Class A(a)	1,085	28,112
THQ Inc.(a)	1,821	12,765
Total System Services Inc.	5,353	83,828

		13,835,845
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	890	13,786

		13,786
TELECOMMUNICATIONS – 5.25%
Adaptec Inc.(a)	3,235	10,578
ADC Telecommunications Inc.(a)	2,538	18,553
ADTRAN Inc.	1,603	42,239
American Tower Corp. Class A(a)	10,697	455,799
Anixter International Inc.(a)	832	38,979
Applied Signal Technology Inc.	339	6,638
ARRIS Group Inc.(a)	3,229	38,780
AT&T Inc.	157,342	4,065,717

Black Box Corp.	505	15,534
Cbeyond Inc.(a)	701	9,590
CenturyTel Inc.	8,017	284,283
Ciena Corp.(a)(b)	2,544	38,771
Cincinnati Bell Inc.(a)	5,523	18,833
Cisco Systems Inc.(a)	152,638	3,973,167
CommScope Inc.(a)	2,553	71,535
Comtech Telecommunications Corp.(a)	719	23,001
Corning Inc.	41,581	840,352
EMS Technologies Inc.(a)	432	7,171
Frontier Communications Corp.(b)	8,166	60,755
General Communication Inc. Class A(a)	1,318	7,605
Harmonic Inc.(a)	2,914	18,387
Harris Corp.	3,408	161,846
Iowa Telecommunications Services Inc.	887	14,813
JDS Uniphase Corp.(a)	6,243	78,225
Juniper Networks Inc.(a)	14,117	433,110
MetroPCS Communications Inc.(a)	6,940	49,135
Motorola Inc.(a)	61,755	433,520
NETGEAR Inc.(a)	964	25,160
Network Equipment Technologies Inc.(a)	767	4,226
NeuStar Inc. Class A(a)	2,080	52,416
Neutral Tandem Inc.(a)	862	13,775
Newport Corp.(a)	1,107	13,838
Novatel Wireless Inc.(a)	846	5,694
NTELOS Holdings Corp.	836	14,872
Plantronics Inc.	1,252	39,163
Polycom Inc.(a)	2,341	71,588
QUALCOMM Inc.	44,671	1,875,735
Qwest Communications International Inc.	39,989	208,743
RF Micro Devices Inc.(a)	6,870	34,213
Sprint Nextel Corp.(a)	79,188	300,914
Symmetricom Inc.(a)	1,439	8,389
Syniverse Holdings Inc.(a)	1,812	35,280
Tekelec(a)	1,818	33,015
Telephone and Data Systems Inc.	2,507	84,862
Tellabs Inc.	10,014	75,806
3Com Corp.(a)	10,403	79,999
Tollgrade Communications Inc.(a)	345	2,170
tw telecom inc.(a)	4,145	75,232
USA Mobility Inc.	614	7,779
Verizon Communications Inc.	75,592	2,344,864
ViaSat Inc.(a)	822	28,449
Windstream Corp.	11,482	125,039

		16,778,137
TEXTILES – 0.07%
Cintas Corp.	3,546	99,607
G&K Services Inc. Class A	454	11,750
Mohawk Industries Inc.(a)	1,498	81,461
UniFirst Corp.	384	19,776

		212,594

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	3,204	122,649
JAKKS Pacific Inc.(a)	745	9,722
Mattel Inc.	9,780	222,397
RC2 Corp.(a)	579	8,668

		363,436
TRANSPORTATION – 1.78%
Alexander & Baldwin Inc.	1,099	36,322
Arkansas Best Corp.	728	21,753
Bristow Group Inc.(a)	975	36,787
C.H. Robinson Worldwide Inc.	4,448	248,421
Con-way Inc.	1,303	45,761
CSX Corp.	10,461	532,465
Expeditors International of Washington Inc.	5,639	208,192
FedEx Corp.	8,359	780,731
Forward Air Corp.	871	22,907
Heartland Express Inc.	1,320	21,780
Hub Group Inc. Class A(a)	1,109	31,030
J.B. Hunt Transport Services Inc.	2,349	84,282
Kansas City Southern Industries Inc.(a)	2,510	90,787
Kirby Corp.(a)	1,467	55,966
Knight Transportation Inc.	1,683	35,494
Landstar System Inc.	1,337	56,127
Norfolk Southern Corp.	9,873	551,802
Old Dominion Freight Line Inc.(a)	696	23,239
Overseas Shipholding Group Inc.	703	27,579
Ryder System Inc.	1,469	56,938
Union Pacific Corp.	13,488	988,670
United Parcel Service Inc. Class B	26,434	1,702,614
Werner Enterprises Inc.	1,075	24,908

		5,684,555
TRUCKING & LEASING – 0.01%
GATX Corp.	1,272	36,443

		36,443
WATER – 0.03%
American States Water Co.	476	16,517
Aqua America Inc.	3,657	64,253

		80,770
TOTAL COMMON STOCKS

(Cost: $335,469,477)		319,226,680

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.70%

MONEY MARKET FUNDS – 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	1,738,681	1,738,681
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	314,824	314,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	179,757	179,757

		2,233,262
TOTAL SHORT-TERM INVESTMENTS

(Cost: $2,233,262)		2,233,262

TOTAL INVESTMENTS IN SECURITIES – 100.56%
(Cost: $337,702,739)		321,459,942
Other Assets, Less Liabilities – (0.56)%		(1,774,365)

NET ASSETS – 100.00%		$319,685,577

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.94%

BIOTECHNOLOGY – 49.68%
Acorda Therapeutics Inc.(a)(b)	313,425	$10,719,135
Affymetrix Inc.(a)	528,763	3,881,120
Alexion Pharmaceuticals Inc.(a)	758,417	41,235,132
AMAG Pharmaceuticals Inc.(a)(b)	151,535	5,290,087
Amgen Inc.(a)	2,572,367	153,724,652
Arena Pharmaceuticals Inc.(a)(b)	626,761	1,942,959
ARIAD Pharmaceuticals Inc.(a)	920,962	3,131,271
ArQule Inc.(a)	313,206	1,804,067
BioCryst Pharmaceuticals Inc.(a)	349,942	2,299,119
Biogen Idec Inc.(a)	845,971	48,524,897
BioMimetic Therapeutics Inc.(a)	183,198	2,409,054
Celera Corp.(a)	664,269	4,716,310
Celgene Corp.(a)	1,625,485	100,715,051
Crucell NV SP ADR(a)	132,797	2,709,059
Cytokinetics Inc.(a)	494,701	1,583,043
Enzon Pharmaceuticals Inc.(a)(b)	544,217	5,540,129
Exelixis Inc.(a)	1,193,049	7,241,807
Facet Biotech Corp.(a)	208,690	5,632,543
Genomic Health Inc.(a)(b)	253,274	4,455,090
Genzyme Corp.(a)	735,846	38,138,898
Geron Corp.(a)(b)	964,489	5,478,297
GTx Inc.(a)(b)	322,171	1,076,051
Halozyme Therapeutics Inc.(a)	760,671	6,077,761
Human Genome Sciences Inc.(a)(b)	796,847	24,064,779
Illumina Inc.(a)(b)	892,943	34,735,483
ImmunoGen Inc.(a)	374,731	3,031,574
Immunomedics Inc.(a)(b)	659,758	2,190,397
Incyte Corp.(a)(b)	1,129,377	15,766,103
InterMune Inc.(a)(b)	657,657	29,311,772
Lexicon Pharmaceuticals Inc.(a)	2,155,183	3,189,671
Life Technologies Corp.(a)	633,101	33,092,189
Maxygen Inc.(a)	298,723	1,962,610
Micromet Inc.(a)	553,852	4,475,124
Momenta Pharmaceuticals Inc.(a)(b)	391,378	5,858,929
Myriad Genetics Inc.(a)	750,555	18,050,848
Nektar Therapeutics(a)	959,626	14,595,911
Novavax Inc.(a)(b)	833,408	1,925,172
Optimer Pharmaceuticals Inc.(a)	286,243	3,515,064
Orexigen Therapeutics Inc.(a)(b)	394,975	2,326,403
PDL BioPharma Inc.	751,810	4,668,740
QIAGEN NV(a)(b)	1,131,230	26,006,978
Regeneron Pharmaceuticals Inc.(a)(b)	958,667	25,395,089
Sangamo BioSciences Inc.(a)(b)	367,579	1,992,278
Savient Pharmaceuticals Inc.(a)	511,518	7,391,435
Seattle Genetics Inc.(a)	791,088	9,445,591
Sequenom Inc.(a)(b)	540,011	3,407,469
StemCells Inc.(a)(b)	958,098	1,111,394
SuperGen Inc.(a)	499,134	1,597,229
Vertex Pharmaceuticals Inc.(a)	1,532,547	62,635,196
Vical Inc.(a)	255,326	857,895

XOMA Ltd.(a)(b)	1,696,670	968,968

		801,895,823
COMMERCIAL SERVICES – 0.16%
Albany Molecular Research Inc.(a)	312,553	2,609,817

		2,609,817
DISTRIBUTION & WHOLESALE – 0.10%
BMP Sunstone Corp.(a)(b)	314,830	1,593,040

		1,593,040
HEALTH CARE - PRODUCTS – 1.98%
Columbia Laboratories Inc.(a)(b)	430,908	461,072
Gen-Probe Inc.(a)	264,888	13,244,400
Luminex Corp.(a)	354,200	5,961,186
TECHNE Corp.	194,162	12,366,178

		32,032,836
PHARMACEUTICALS – 48.02%
Adolor Corp.(a)	652,302	1,174,144
Akorn Inc.(a)(b)	810,705	1,240,379
Alexza Pharmaceuticals Inc.(a)	279,375	750,122
Alkermes Inc.(a)	689,339	8,940,727
Allos Therapeutics Inc.(a)	794,799	5,905,357
Alnylam Pharmaceuticals Inc.(a)(b)	357,871	6,090,964
Amylin Pharmaceuticals Inc.(a)	562,151	12,642,776
Array BioPharma Inc.(a)	307,400	842,276
Auxilium Pharmaceuticals Inc.(a)	377,818	11,772,809
Biodel Inc.(a)(b)	210,435	898,557
BioMarin Pharmaceutical Inc.(a)	1,009,093	23,582,503
Cadence Pharmaceuticals Inc.(a)(b)	391,599	3,575,299
Cardiome Pharma Corp.(a)	587,393	3,882,668
Cephalon Inc.(a)(b)	269,251	18,249,833
China Sky One Medical Inc.(a)	98,005	1,539,659
Cubist Pharmaceuticals Inc.(a)	556,678	12,547,522
Cypress Bioscience Inc.(a)	368,134	1,803,857
Dendreon Corp.(a)(b)	1,069,758	39,014,074
Depomed Inc.(a)	469,179	1,665,585
Discovery Laboratories Inc.(a)	1,097,169	570,528
DURECT Corp.(a)	690,307	2,077,824
Dyax Corp.(a)	667,568	2,276,407
Endo Pharmaceuticals Holdings Inc.(a)	458,374	10,858,880
Flamel Technologies SA SP ADR(a)(b)	212,161	1,818,220
Gilead Sciences Inc.(a)	2,525,796	114,873,202
Hi-Tech Pharmacal Co. Inc.(a)	68,506	1,516,723
Idenix Pharmaceuticals Inc.(a)(b)	479,865	1,353,219
Impax Laboratories Inc.(a)	578,589	10,345,171
Inspire Pharmaceuticals Inc.(a)	918,655	5,732,407
Isis Pharmaceuticals Inc.(a)	799,273	8,728,061
Ligand Pharmaceuticals Inc. Class B(a)	1,076,764	1,884,337
MannKind Corp.(a)(b)	1,082,195	7,099,199
Medicines Co. (The)(a)	326,559	2,560,223
Medivation Inc.(a)(b)	285,059	2,990,269

MiddleBrook Pharmaceuticals Inc.(a)(b)	228,630	68,589
Mylan Inc.(a)(b)	1,752,594	39,801,410
Nabi Biopharmaceuticals(a)	610,349	3,338,609
Neurocrine Biosciences Inc.(a)	217,693	555,117
NPS Pharmaceuticals Inc.(a)	375,099	1,890,499
Obagi Medical Products Inc.(a)	214,635	2,614,254
Onyx Pharmaceuticals Inc.(a)	706,702	21,398,937
OSI Pharmaceuticals Inc.(a)	416,113	24,779,529
Osiris Therapeutics Inc.(a)(b)	281,615	2,083,951
Pain Therapeutics Inc.(a)	293,432	1,839,819
Perrigo Co.	727,601	42,724,731
Pharmasset Inc.(a)	604,370	16,197,116
Poniard Pharmaceuticals Inc.(a)(b)	362,693	417,097
POZEN Inc.(a)	280,675	2,688,866
Progenics Pharmaceuticals Inc.(a)	288,428	1,537,321
QLT Inc.(a)	492,428	2,511,383
Questcor Pharmaceuticals Inc.(a)	594,456	4,892,373
Rigel Pharmaceuticals Inc.(a)	445,619	3,551,583
Salix Pharmaceuticals Ltd.(a)	469,904	17,503,924
Santarus Inc.(a)	483,501	2,601,235
Shire PLC SP ADR	411,510	27,143,200
SIGA Technologies Inc.(a)(b)	264,729	1,755,153
Spectrum Pharmaceuticals Inc.(a)(b)	309,808	1,428,215
Synta Pharmaceuticals Corp.(a)	173,733	748,789
Targacept Inc.(a)	226,867	4,460,205
Teva Pharmaceutical Industries Ltd. SP ADR	2,012,695	126,960,801
Theravance Inc.(a)(b)	489,666	6,522,351
United Therapeutics Corp.(a)	509,540	28,192,848
Vanda Pharmaceuticals Inc.(a)(b)	157,046	1,812,311
ViroPharma Inc.(a)	624,602	8,513,325
VIVUS Inc.(a)(b)	564,942	4,926,294
Warner Chilcott PLC Class A(a)(b)	1,268,613	32,413,062
XenoPort Inc.(a)	261,046	2,417,286
Zymogenetics Inc.(a)(b)	690,260	3,955,190

		775,049,154
TOTAL COMMON STOCKS

(Cost: $1,927,204,935)		1,613,180,670

SHORT-TERM INVESTMENTS – 12.79%

MONEY MARKET FUNDS – 12.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	173,925,908	173,925,908
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	31,492,913	31,492,913

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	972,613	972,613

		206,391,434
TOTAL SHORT-TERM INVESTMENTS

(Cost: $206,391,434)		206,391,434

TOTAL INVESTMENTS IN SECURITIES – 112.73%
(Cost: $2,133,596,369)		1,819,572,104
Other Assets, Less Liabilities – (12.73)%		(205,481,373)

NET ASSETS – 100.00%		$1,614,090,731

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.15%
Interpublic Group of Companies Inc. (The)(a)	1,046,747	$8,708,935
Omnicom Group Inc.	669,055	25,966,025

		34,674,960
AEROSPACE & DEFENSE – 2.37%
Boeing Co. (The)	1,630,691	118,404,474
General Dynamics Corp.	831,025	64,155,130
Goodrich Corp.	269,782	19,025,027
L-3 Communications Holdings Inc.	249,157	22,830,256
Lockheed Martin Corp.	679,421	56,541,416
Northrop Grumman Corp.	652,354	42,774,852
Raytheon Co.	816,807	46,656,016
Rockwell Collins Inc.	338,839	21,207,933
United Technologies Corp.	2,017,190	148,485,356

		540,080,460
AGRICULTURE – 2.07%
Altria Group Inc.	4,482,138	91,973,472
Archer-Daniels-Midland Co.	1,384,610	40,015,229
Lorillard Inc.	333,664	25,104,879
Monsanto Co.	1,175,568	83,959,067
Philip Morris International Inc.	4,051,832	211,343,557
Reynolds American Inc.	364,376	19,669,016

		472,065,220
AIRLINES – 0.09%
Southwest Airlines Co.	1,602,082	21,179,524

		21,179,524
APPAREL – 0.50%
Coach Inc.	677,160	26,761,363
Nike Inc. Class B	840,189	61,753,891
Polo Ralph Lauren Corp.	123,387	10,492,830
VF Corp.	190,769	15,290,135

		114,298,219
AUTO MANUFACTURERS – 0.55%
Ford Motor Co.(a)(b)	7,256,263	91,211,226
PACCAR Inc.	784,790	34,012,799

		125,224,025
AUTO PARTS & EQUIPMENT – 0.24%
Goodyear Tire & Rubber Co. (The)(a)	524,291	6,627,038
Johnson Controls Inc.	1,447,365	47,748,571

		54,375,609
BANKS – 5.52%
Bank of America Corp.	21,609,753	385,734,091

Bank of New York Mellon Corp. (The)	2,602,911	80,377,892
BB&T Corp.	1,488,139	48,200,822
Comerica Inc.	374,980	14,264,239
Fifth Third Bancorp	1,713,612	23,287,987
First Horizon National Corp.(a)(b)	487,567	6,850,316
Huntington Bancshares Inc.	1,547,978	8,312,642
KeyCorp	1,893,268	14,672,827
M&T Bank Corp.(b)	179,088	14,216,005
Marshall & Ilsley Corp.	1,135,576	9,141,387
Northern Trust Corp.	520,799	28,779,353
PNC Financial Services Group Inc. (The)(c)	1,113,788	66,493,144
Regions Financial Corp.	2,570,831	20,181,023
State Street Corp.	1,067,351	48,180,224
SunTrust Banks Inc.	1,076,045	28,827,246
U.S. Bancorp	4,121,894	106,674,617
Wells Fargo & Co.	11,159,721	347,290,518
Zions Bancorporation(b)	325,313	7,098,330

		1,258,582,663
BEVERAGES – 2.54%
Brown-Forman Corp. Class B NVS	234,321	13,930,384
Coca-Cola Co. (The)	4,965,493	273,102,115
Coca-Cola Enterprises Inc.	688,844	19,053,425
Constellation Brands Inc. Class A(a)	431,805	7,098,874
Dr Pepper Snapple Group Inc.	547,708	19,262,890
Molson Coors Brewing Co. Class B NVS	341,484	14,362,817
PepsiCo Inc.	3,520,335	232,905,364

		579,715,869
BIOTECHNOLOGY – 1.24%
Amgen Inc.(a)	2,109,609	126,070,234
Biogen Idec Inc.(a)	580,967	33,324,267
Celgene Corp.(a)	990,486	61,370,513
Genzyme Corp.(a)	573,433	29,721,032
Life Technologies Corp.(a)	389,742	20,371,814
Millipore Corp.(a)	120,716	12,747,610

		283,605,470
BUILDING MATERIALS – 0.05%
Masco Corp.	773,718	12,008,103

		12,008,103
CHEMICALS – 1.56%
Air Products and Chemicals Inc.	457,175	33,808,091
Airgas Inc.	178,148	11,333,776
CF Industries Holdings Inc.	104,533	9,531,319
Dow Chemical Co. (The)	2,478,187	73,279,990
E.I. du Pont de Nemours and Co.	1,947,186	72,513,207
Eastman Chemical Co.	156,550	9,969,104
Ecolab Inc.	509,203	22,379,472
FMC Corp.	156,486	9,473,662
International Flavors & Fragrances Inc.	170,030	8,105,330

PPG Industries Inc.	357,417	23,375,072
Praxair Inc.	659,956	54,776,348
Sherwin-Williams Co. (The)	198,482	13,433,262
Sigma-Aldrich Corp.	262,338	14,077,057

		356,055,690
COAL – 0.24%
CONSOL Energy Inc.	393,889	16,803,305
Massey Energy Co.	205,142	10,726,875
Peabody Energy Corp.	579,182	26,468,617

		53,998,797
COMMERCIAL SERVICES – 1.40%
Apollo Group Inc. Class A(a)	277,093	16,983,030
DeVry Inc.	133,773	8,722,000
Equifax Inc.	272,331	9,749,450
H&R Block Inc.	722,354	12,857,901
Iron Mountain Inc.	391,722	10,733,183
MasterCard Inc. Class A	207,918	52,811,172
McKesson Corp.	580,490	38,149,803
Monster Worldwide Inc.(a)(b)	272,077	4,519,199
Moody’s Corp.(b)	424,705	12,634,974
Quanta Services Inc.(a)	454,205	8,702,568
R.R. Donnelley & Sons Co.	444,356	9,487,001
Robert Half International Inc.	320,538	9,753,971
SAIC Inc.(a)	657,332	11,634,776
Visa Inc. Class A	961,647	87,538,726
Western Union Co.	1,471,455	24,955,877

		319,233,631
COMPUTERS – 5.93%
Apple Inc.(a)	1,953,309	458,890,883
Cognizant Technology Solutions Corp. Class A(a)	641,196	32,688,172
Computer Sciences Corp.(a)	331,107	18,042,020
Dell Inc.(a)	3,709,757	55,683,453
EMC Corp.(a)	4,422,348	79,779,158
Hewlett-Packard Co.	5,070,900	269,518,335
International Business Machines Corp.	2,798,122	358,859,146
Lexmark International Inc. Class A(a)	169,159	6,103,257
NetApp Inc.(a)	742,785	24,185,080
SanDisk Corp.(a)	493,021	17,073,317
Teradata Corp.(a)	359,573	10,388,064
Western Digital Corp.(a)	492,871	19,217,040

		1,350,427,925
COSMETICS & PERSONAL CARE – 2.35%
Avon Products Inc.	921,268	31,203,347
Colgate-Palmolive Co.	1,063,699	90,690,977
Estee Lauder Companies Inc. (The) Class A	254,557	16,513,113
Procter & Gamble Co. (The)	6,256,700	395,861,409

		534,268,846

DISTRIBUTION & WHOLESALE – 0.19%
Fastenal Co.(b)	282,931	13,577,859
Genuine Parts Co.	342,125	14,451,360
W.W. Grainger Inc.	132,760	14,354,011

		42,383,230
DIVERSIFIED FINANCIAL SERVICES – 5.61%
American Express Co.	2,578,056	106,370,591
Ameriprise Financial Inc.	550,696	24,979,571
Capital One Financial Corp.	981,012	40,623,707
Charles Schwab Corp. (The)	2,106,501	39,370,504
Citigroup Inc.(a)	42,327,408	171,426,002
CME Group Inc.	143,607	45,395,609
Discover Financial Services	1,170,849	17,445,650
E*TRADE Financial Corp.(a)	3,443,215	5,681,305
Federated Investors Inc. Class B	190,918	5,036,417
Franklin Resources Inc.	319,629	35,446,856
Goldman Sachs Group Inc. (The)	1,133,636	193,432,311
IntercontinentalExchange Inc.(a)	158,677	17,800,386
Invesco Ltd.(b)	924,253	20,250,383
Janus Capital Group Inc.	397,903	5,686,034
JPMorgan Chase & Co.	8,558,182	382,978,645
Legg Mason Inc.	349,890	10,031,346
Morgan Stanley	3,011,930	88,219,430
NASDAQ OMX Group Inc. (The)(a)	320,021	6,758,844
NYSE Euronext Inc.	562,706	16,661,725
SLM Corp.(a)	1,044,462	13,076,664
T. Rowe Price Group Inc.	558,145	30,658,905

		1,277,330,885
ELECTRIC – 3.07%
AES Corp. (The)(a)	1,439,408	15,833,488
Allegheny Energy Inc.	364,860	8,391,780
Ameren Corp.	510,606	13,316,604
American Electric Power Co. Inc.	1,030,168	35,211,142
CenterPoint Energy Inc.	845,793	12,145,587
CMS Energy Corp.	497,069	7,684,687
Consolidated Edison Inc.	606,324	27,005,671
Constellation Energy Group Inc.	433,185	15,209,125
Dominion Resources Inc.	1,293,008	53,155,559
DTE Energy Co.	355,552	15,857,619
Duke Energy Corp.	2,821,139	46,040,988
Edison International	702,161	23,992,841
Entergy Corp.	407,744	33,169,974
Exelon Corp.	1,421,695	62,284,458
FirstEnergy Corp.	656,951	25,680,215
FPL Group Inc.	890,667	43,045,936
Integrys Energy Group Inc.(b)	165,452	7,839,116
Northeast Utilities	377,869	10,444,299
NRG Energy Inc.(a)	277,245	5,794,421
Pepco Holdings Inc.	479,656	8,226,100
PG&E Corp.	800,167	33,943,084

Pinnacle West Capital Corp.	219,256	8,272,529
PPL Corp.	812,709	22,520,166
Progress Energy Inc.	613,385	24,142,834
Public Service Enterprise Group Inc.	1,090,262	32,184,534
SCANA Corp.	241,185	9,066,144
Southern Co.	1,767,506	58,610,499
TECO Energy Inc.	462,831	7,354,385
Wisconsin Energy Corp.	251,936	12,448,158
Xcel Energy Inc.	984,208	20,865,210

		699,737,153
ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Emerson Electric Co.	1,621,060	81,604,160
Molex Inc.	293,489	6,122,181

		87,726,341
ELECTRONICS – 0.54%
Agilent Technologies Inc.(a)	751,821	25,855,124
Amphenol Corp. Class A	373,428	15,754,927
FLIR Systems Inc.(a)	330,638	9,323,992
Jabil Circuit Inc.	417,573	6,760,507
PerkinElmer Inc.	252,873	6,043,665
Thermo Fisher Scientific Inc.(a)	882,264	45,383,660
Waters Corp.(a)	201,810	13,630,247

		122,752,122
ENERGY - ALTERNATE SOURCES – 0.06%
First Solar Inc.(a)(b)	104,955	12,872,731

		12,872,731
ENGINEERING & CONSTRUCTION – 0.13%
Fluor Corp.	385,410	17,925,419
Jacobs Engineering Group Inc.(a)(b)	269,071	12,159,318

		30,084,737
ENTERTAINMENT – 0.05%
International Game Technology	639,649	11,801,524

		11,801,524
ENVIRONMENTAL CONTROL – 0.29%
Republic Services Inc.	698,066	20,257,875
Stericycle Inc.(a)(b)	182,484	9,945,378
Waste Management Inc.	1,045,053	35,981,175

		66,184,428
FOOD – 2.02%
Campbell Soup Co.	406,664	14,375,572
ConAgra Foods Inc.	955,631	23,957,669
Dean Foods Co.(a)	390,944	6,133,911
General Mills Inc.	709,975	50,259,130
H.J. Heinz Co.	681,480	31,082,303
Hershey Co. (The)	358,541	15,349,140

Hormel Foods Corp.	149,943	6,299,105
J.M. Smucker Co. (The)	256,596	15,462,475
Kellogg Co.	549,481	29,358,770
Kraft Foods Inc. Class A	3,741,167	113,132,890
Kroger Co. (The)	1,400,521	30,335,285
McCormick & Co. Inc. NVS	284,463	10,912,001
Safeway Inc.	838,014	20,833,028
Sara Lee Corp.	1,503,001	20,936,804
SUPERVALU Inc.	456,055	7,606,997
Sysco Corp.	1,276,837	37,666,692
Tyson Foods Inc. Class A	657,421	12,589,612
Whole Foods Market Inc.(a)(b)	367,023	13,267,881

		459,559,265
FOREST PRODUCTS & PAPER – 0.29%
International Paper Co.	933,363	22,970,063
MeadWestvaco Corp.	370,419	9,464,205
Plum Creek Timber Co. Inc.(b)	350,945	13,655,270
Weyerhaeuser Co.	455,559	20,623,156

		66,712,694
GAS – 0.18%
Nicor Inc.	97,859	4,102,249
NiSource Inc.	598,576	9,457,501
Sempra Energy	532,288	26,561,171

		40,120,921
HAND & MACHINE TOOLS – 0.11%
Snap-on Inc.	125,073	5,420,664
Stanley Black & Decker Inc.	340,240	19,533,178

		24,953,842
HEALTH CARE - PRODUCTS – 3.57%
Baxter International Inc.	1,298,359	75,564,494
Becton, Dickinson and Co.	507,894	39,986,495
Boston Scientific Corp.(a)	3,257,409	23,518,493
C.R. Bard Inc.	206,239	17,864,422
CareFusion Corp.(a)	383,243	10,129,113
DENTSPLY International Inc.	317,413	11,061,843
Intuitive Surgical Inc.(a)(b)	83,874	29,199,056
Johnson & Johnson	5,927,853	386,496,016
Medtronic Inc.	2,379,664	107,156,270
Patterson Companies Inc.	201,587	6,259,276
St. Jude Medical Inc.(a)	701,264	28,786,887
Stryker Corp.	608,951	34,844,176
Varian Medical Systems Inc.(a) (b)	267,213	14,784,895
Zimmer Holdings Inc.(a)	458,968	27,170,906

		812,822,342
HEALTH CARE - SERVICES – 1.12%
Aetna Inc.	928,788	32,609,747
Coventry Health Care Inc.(a)	318,458	7,872,282

DaVita Inc.(a)	222,453	14,103,520
Humana Inc.(a)	366,929	17,161,269
Laboratory Corp. of America Holdings(a)(b)	225,737	17,090,548
Quest Diagnostics Inc.	323,947	18,882,871
Tenet Healthcare Corp.(a)	938,224	5,366,641
UnitedHealth Group Inc.	2,493,732	81,470,224
WellPoint Inc.(a)	956,472	61,577,667

		256,134,769
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	408,470	10,134,141

		10,134,141
HOME BUILDERS – 0.09%
D.R. Horton Inc.	598,256	7,538,026
Lennar Corp. Class A	352,305	6,063,169
Pulte Homes Inc.(a)(b)	683,287	7,686,979

		21,288,174
HOME FURNISHINGS – 0.09%
Harman International Industries Inc.(a)	150,181	7,025,467
Whirlpool Corp.	161,181	14,063,042

		21,088,509
HOUSEHOLD PRODUCTS & WARES – 0.44%
Avery Dennison Corp.	241,721	8,801,062
Clorox Co. (The)	302,302	19,389,650
Fortune Brands Inc.	327,620	15,892,846
Kimberly-Clark Corp.	896,936	56,399,336

		100,482,894
HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	597,855	9,087,396

		9,087,396
INSURANCE – 3.96%
Aflac Inc.	1,010,808	54,876,764
Allstate Corp. (The)	1,156,213	37,357,242
American International Group Inc.(a)(b)	291,391	9,948,089
Aon Corp.	575,098	24,562,436
Assurant Inc.	251,319	8,640,347
Berkshire Hathaway Inc. Class B(a)	3,564,803	289,711,540
Chubb Corp.	708,027	36,711,200
CIGNA Corp.	592,671	21,679,905
Cincinnati Financial Corp.	352,107	10,175,892
Genworth Financial Inc. Class A(a)	1,053,669	19,324,289
Hartford Financial Services Group Inc. (The)	956,226	27,175,943
Lincoln National Corp.	651,589	20,003,782
Loews Corp.	764,683	28,507,382
Marsh & McLennan Companies Inc.	1,146,947	28,008,446
MetLife Inc.	1,764,648	76,479,844
Principal Financial Group Inc.	688,638	20,115,116

Progressive Corp. (The)	1,447,226	27,627,544
Prudential Financial Inc.	1,001,853	60,612,107
Torchmark Corp.	178,259	9,538,639
Travelers Companies Inc. (The)	1,106,507	59,684,988
Unum Group	716,533	17,748,522
XL Capital Ltd. Class A	737,464	13,938,070

		902,428,087
INTERNET – 2.65%
Akamai Technologies Inc.(a)(b)	370,559	11,639,258
Amazon.com Inc.(a)	737,394	100,086,488
eBay Inc.(a)	2,434,789	65,617,564
Expedia Inc.	456,035	11,382,634
Google Inc. Class A(a)	520,537	295,149,684
McAfee Inc.(a)	342,023	13,725,383
Priceline.com Inc.(a)(b)	98,276	25,060,380
Symantec Corp.(a)	1,737,372	29,396,334
VeriSign Inc.(a)	395,604	10,289,660
Yahoo! Inc.(a)	2,564,478	42,390,821

		604,738,206
IRON & STEEL – 0.39%
AK Steel Holding Corp.	236,947	5,416,608
Allegheny Technologies Inc.	211,309	11,408,573
Cliffs Natural Resources Inc.	291,516	20,683,060
Nucor Corp.	678,590	30,794,414
United States Steel Corp.	309,036	19,629,967

		87,932,622
LEISURE TIME – 0.22%
Carnival Corp.	935,240	36,362,131
Harley-Davidson Inc.(b)	505,137	14,179,196

		50,541,327
LODGING – 0.25%
Marriott International Inc. Class A	548,762	17,296,978
Starwood Hotels & Resorts Worldwide Inc.	402,716	18,782,674
Wyndham Worldwide Corp.	386,567	9,946,369
Wynn Resorts Ltd.(b)	149,219	11,315,277

		57,341,298
MACHINERY – 0.86%
Caterpillar Inc.	1,345,883	84,588,747
Cummins Inc.	433,973	26,884,627
Deere & Co.	913,565	54,320,575
Flowserve Corp.	120,359	13,271,987
Rockwell Automation Inc.	307,715	17,342,817

		196,408,753
MANUFACTURING – 3.69%
Danaher Corp.	564,572	45,114,949
Dover Corp.	401,599	18,774,753

Eastman Kodak Co.(a)(b)	579,470	3,355,131
Eaton Corp.	356,467	27,009,505
General Electric Co.	22,983,494	418,299,591
Honeywell International Inc.	1,647,158	74,566,843
Illinois Tool Works Inc.	833,535	39,476,218
ITT Corp.	394,217	21,133,973
Leggett & Platt Inc.	320,395	6,933,348
Pall Corp.	253,010	10,244,375
Parker Hannifin Corp.	346,540	22,435,000
Roper Industries Inc.	201,762	11,669,914
Textron Inc.	587,322	12,468,846
3M Co.	1,533,282	128,136,377

		839,618,823
MEDIA – 2.88%
CBS Corp. Class B NVS	1,459,268	20,342,196
Comcast Corp. Class A	6,112,881	115,044,420
DIRECTV Class A(a)	2,014,696	68,116,872
Discovery Communications Inc. Series A(a)	611,157	20,650,995
Gannett Co. Inc.	511,366	8,447,766
McGraw-Hill Companies Inc. (The)	680,373	24,255,297
Meredith Corp.(b)	78,960	2,717,014
New York Times Co. (The) Class A(a)(b)	253,253	2,818,706
News Corp. Class A NVS	4,854,704	69,956,285
Scripps Networks Interactive Inc. Class A	193,617	8,586,914
Time Warner Cable Inc.	759,641	40,496,462
Time Warner Inc.	2,478,024	77,487,810
Viacom Inc. Class B NVS(a)	1,308,660	44,991,731
Walt Disney Co. (The)	4,178,159	145,859,531
Washington Post Co. (The) Class B	13,221	5,872,504

		655,644,503
METAL FABRICATE & HARDWARE – 0.17%
Precision Castparts Corp.	305,279	38,681,902

		38,681,902
MINING – 0.78%
Alcoa Inc.	2,198,684	31,309,260
Freeport-McMoRan Copper & Gold Inc.	927,597	77,491,453
Newmont Mining Corp.	1,057,819	53,874,722
Titanium Metals Corp.(a)(b)	182,132	3,021,570
Vulcan Materials Co.(b)	272,240	12,860,618

		178,557,623
OFFICE & BUSINESS EQUIPMENT – 0.17%
Pitney Bowes Inc.	448,239	10,959,444
Xerox Corp.	2,913,411	28,405,757

		39,365,201
OIL & GAS – 8.73%
Anadarko Petroleum Corp.	1,061,212	77,288,070
Apache Corp.	725,105	73,598,158

Cabot Oil & Gas Corp.	223,009	8,206,731
Chesapeake Energy Corp.	1,404,719	33,207,557
Chevron Corp.	4,326,155	328,052,334
ConocoPhillips	3,202,935	163,894,184
Denbury Resources Inc.(a)(b)	854,621	14,417,456
Devon Energy Corp.	962,615	62,021,284
Diamond Offshore Drilling Inc.(b)	149,763	13,300,452
EOG Resources Inc.	544,181	50,576,182
EQT Corp.	309,877	12,704,957
Exxon Mobil Corp.	10,169,810	681,173,874
Helmerich & Payne Inc.	227,856	8,676,756
Hess Corp.	627,564	39,254,128
Marathon Oil Corp.	1,525,258	48,259,163
Murphy Oil Corp.	411,917	23,145,616
Nabors Industries Ltd.(a)(b)	613,137	12,035,879
Noble Energy Inc.	375,960	27,445,080
Occidental Petroleum Corp.	1,749,142	147,872,465
Pioneer Natural Resources Co.	249,504	14,052,065
Range Resources Corp.(b)	343,061	16,079,269
Rowan Companies Inc.(a)(b)	246,386	7,172,296
Southwestern Energy Co.(a)	745,806	30,369,220
Sunoco Inc.	253,150	7,521,087
Tesoro Corp.(b)	303,035	4,212,187
Valero Energy Corp.	1,217,252	23,979,864
XTO Energy Inc.	1,256,814	59,296,485

		1,987,812,799
OIL & GAS SERVICES – 1.61%
Baker Hughes Inc.	672,117	31,481,960
BJ Services Co.	632,568	13,536,955
Cameron International Corp.(a)	526,904	22,583,105
FMC Technologies Inc.(a)(b)	262,981	16,996,462
Halliburton Co.	1,950,037	58,754,615
National Oilwell Varco Inc.	901,689	36,590,540
Schlumberger Ltd.	2,577,631	163,576,463
Smith International Inc.	535,438	22,927,455

		366,447,555
PACKAGING & CONTAINERS – 0.20%
Ball Corp.	202,709	10,820,606
Bemis Co. Inc.	235,863	6,773,985
Owens-Illinois Inc.(a)	363,188	12,907,702
Pactiv Corp.(a)	286,511	7,214,347
Sealed Air Corp.	341,884	7,206,915

		44,923,555
PHARMACEUTICALS – 5.75%
Abbott Laboratories	3,344,635	176,195,372
Allergan Inc.	662,621	43,282,404
AmerisourceBergen Corp.	608,669	17,602,707
Bristol-Myers Squibb Co.	3,692,774	98,597,066
Cardinal Health Inc.	778,912	28,064,199

Cephalon Inc.(a)(b)	161,549	10,949,791
Eli Lilly and Co.	2,186,215	79,184,707
Express Scripts Inc.(a)	593,158	60,359,758
Forest Laboratories Inc.(a)	651,698	20,437,249
Gilead Sciences Inc.(a)	1,946,189	88,512,676
Hospira Inc.(a)	353,203	20,008,950
King Pharmaceuticals Inc.(a)	537,603	6,322,211
Mead Johnson Nutrition Co. Class A	440,754	22,932,431
Medco Health Solutions Inc.(a)	999,751	64,543,925
Merck & Co. Inc.	6,710,778	250,647,558
Mylan Inc.(a)(b)	661,112	15,013,854
Pfizer Inc.	17,384,338	298,141,397
Watson Pharmaceuticals Inc.(a)	229,725	9,595,613

		1,310,391,868
PIPELINES – 0.46%
El Paso Corp.	1,511,898	16,388,974
ONEOK Inc.	231,561	10,570,760
Questar Corp.	375,980	16,242,336
Spectra Energy Corp.	1,395,282	31,435,704
Williams Companies Inc. (The)	1,257,699	29,052,847

		103,690,621
REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	583,939	9,255,433

		9,255,433
REAL ESTATE INVESTMENT TRUSTS – 1.18%
Apartment Investment and Management Co. Class A	253,269	4,662,682
AvalonBay Communities Inc.	175,604	15,163,405
Boston Properties Inc.	299,553	22,598,278
Equity Residential	607,531	23,784,839
HCP Inc.	633,326	20,899,758
Health Care REIT Inc.	266,397	12,049,136
Host Hotels & Resorts Inc.	1,407,947	20,626,424
Kimco Realty Corp.	873,881	13,667,499
ProLogis	1,022,357	13,495,112
Public Storage	292,371	26,895,208
Simon Property Group Inc.	624,751	52,416,609
Ventas Inc.	337,735	16,035,658
Vornado Realty Trust	339,756	25,719,529

		268,014,137
RETAIL – 6.16%
Abercrombie & Fitch Co. Class A	189,412	8,644,764
AutoNation Inc.(a)(b)	194,695	3,520,086
AutoZone Inc.(a)	64,014	11,080,183
Bed Bath & Beyond Inc.(a)	564,674	24,710,134
Best Buy Co. Inc.	738,699	31,424,255
Big Lots Inc.(a)	178,985	6,518,634
Costco Wholesale Corp.	946,527	56,517,127
CVS Caremark Corp.	2,995,524	109,516,357

Darden Restaurants Inc.	300,925	13,403,200
Family Dollar Stores Inc.	298,456	10,926,474
GameStop Corp. Class A(a)(b)	356,542	7,811,835
Gap Inc. (The)	1,026,041	23,711,808
Home Depot Inc. (The)	3,663,039	118,499,312
J.C. Penney Co. Inc.	508,711	16,365,233
Kohl’s Corp.(a)	660,655	36,190,681
Limited Brands Inc.	576,749	14,199,560
Lowe’s Companies Inc.	3,171,314	76,872,651
Macy’s Inc.	907,453	19,755,252
McDonald’s Corp.	2,317,771	154,641,681
Nordstrom Inc.	356,389	14,558,491
Office Depot Inc.(a)	593,612	4,737,024
O’Reilly Automotive Inc.(a)(b)	296,619	12,371,978
RadioShack Corp.	271,194	6,137,120
Ross Stores Inc.	267,077	14,280,607
Sears Holdings Corp.(a)(b)	104,579	11,339,501
Staples Inc.	1,570,843	36,742,018
Starbucks Corp.(a)	1,601,843	38,876,730
Target Corp.	1,620,742	85,251,029
Tiffany & Co.	268,220	12,737,768
TJX Companies Inc. (The)	904,356	38,453,217
Urban Outfitters Inc.(a)	279,793	10,640,528
Walgreen Co.	2,122,438	78,721,225
Wal-Mart Stores Inc.	4,596,189	255,548,108
Yum! Brands Inc.	1,011,227	38,760,331

		1,403,464,902
SAVINGS & LOANS – 0.12%
Hudson City Bancorp Inc.	1,021,663	14,466,748
People’s United Financial Inc.	800,641	12,522,025

		26,988,773
SEMICONDUCTORS – 2.52%
Advanced Micro Devices Inc.(a)	1,218,465	11,295,171
Altera Corp.	641,097	15,585,068
Analog Devices Inc.	641,680	18,493,218
Applied Materials Inc.	2,894,190	39,013,681
Broadcom Corp. Class A	929,174	30,829,993
Intel Corp.	11,899,234	264,876,949
KLA-Tencor Corp.	370,454	11,454,438
Linear Technology Corp.	482,667	13,649,823
LSI Corp.(a)	1,414,115	8,654,384
MEMC Electronic Materials Inc.(a)(b)	491,724	7,538,129
Microchip Technology Inc.(b)	397,175	11,184,448
Micron Technology Inc.(a)	1,833,349	19,048,496
National Semiconductor Corp.	512,103	7,399,888
Novellus Systems Inc.(a)	206,041	5,151,025
NVIDIA Corp.(a)	1,195,976	20,786,063
QLogic Corp.(a)	245,886	4,991,486
Teradyne Inc.(a)	383,343	4,281,941
Texas Instruments Inc.	2,675,576	65,471,345
Xilinx Inc.	596,421	15,208,736

		574,914,282

SOFTWARE – 4.38%
Adobe Systems Inc.(a)	1,129,350	39,945,110
Autodesk Inc.(a)	495,285	14,571,285
Automatic Data Processing Inc.	1,087,740	48,371,798
BMC Software Inc.(a)	393,706	14,960,828
CA Inc.	851,829	19,992,427
Citrix Systems Inc.(a)(b)	396,289	18,811,839
Compuware Corp.(a)	491,327	4,127,147
Dun & Bradstreet Corp. (The)	109,988	8,185,307
Electronic Arts Inc.(a)	704,180	13,139,999
Fidelity National Information Services Inc.	711,248	16,671,653
Fiserv Inc.(a)	328,354	16,667,249
Intuit Inc.(a)	676,574	23,233,551
Microsoft Corp.	16,436,066	481,083,652
Novell Inc.(a)	749,618	4,490,212
Oracle Corp.	8,419,930	216,308,002
Paychex Inc.	693,194	21,281,056
Red Hat Inc.(a)	406,455	11,896,938
Salesforce.com Inc.(a)(b)	236,951	17,641,002
Total System Services Inc.	427,032	6,687,321

		998,066,376
TELECOMMUNICATIONS – 5.60%
American Tower Corp. Class A(a)	867,687	36,972,143
AT&T Inc.	12,713,555	328,518,261
CenturyTel Inc.	645,664	22,895,245
Cisco Systems Inc.(a)	12,333,487	321,040,667
Corning Inc.	3,358,500	67,875,285
Frontier Communications Corp.(b)	676,662	5,034,365
Harris Corp.	282,040	13,394,080
JDS Uniphase Corp.(a)	482,012	6,039,610
Juniper Networks Inc.(a)	1,132,230	34,736,816
MetroPCS Communications Inc.(a)	563,171	3,987,251
Motorola Inc.(a)	4,983,811	34,986,353
QUALCOMM Inc.	3,620,369	152,019,294
Qwest Communications International Inc.	3,207,699	16,744,189
Sprint Nextel Corp.(a)	6,417,023	24,384,687
Tellabs Inc.	829,676	6,280,647
Verizon Communications Inc.	6,108,568	189,487,779
Windstream Corp.	983,752	10,713,059

		1,275,109,731
TEXTILES – 0.04%
Cintas Corp.	282,883	7,946,183

		7,946,183
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	264,680	10,131,950
Mattel Inc.	783,883	17,825,499

		27,957,449

TRANSPORTATION – 1.80%
C.H. Robinson Worldwide Inc.	359,020	20,051,267
CSX Corp.	840,433	42,778,040
Expeditors International of Washington Inc.	457,288	16,883,073
FedEx Corp.	674,199	62,970,187
Norfolk Southern Corp.	796,483	44,515,435
Ryder System Inc.	115,177	4,464,261
Union Pacific Corp.	1,088,531	79,789,322
United Parcel Service Inc. Class B	2,138,824	137,761,654

		409,213,239
TOTAL COMMON STOCKS

(Cost: $25,825,896,015)		22,748,508,357

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.83%

MONEY MARKET FUNDS – 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	343,165,056	343,165,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	62,137,192	62,137,192
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	10,821,967	10,821,967

		416,124,215
TOTAL SHORT-TERM INVESTMENTS

(Cost: $416,124,215)		416,124,215

TOTAL INVESTMENTS IN SECURITIES – 101.68%
(Cost: $26,242,020,230)		23,164,632,572
Other Assets, Less Liabilities – (1.68)%		(382,683,475)

NET ASSETS – 100.00%		$22,781,949,097

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.15%
Omnicom Group Inc.	210,669	$8,176,064

		8,176,064
AEROSPACE & DEFENSE – 2.39%
Boeing Co. (The)	317,055	23,021,364
General Dynamics Corp.	227,853	17,590,252
Goodrich Corp.	134,190	9,463,079
Rockwell Collins Inc.	168,648	10,555,678
United Technologies Corp.	1,005,563	74,019,492

		134,649,865
AGRICULTURE – 1.91%
Altria Group Inc.	692,465	14,209,382
Lorillard Inc.	66,783	5,024,753
Monsanto Co.	585,992	41,851,549
Philip Morris International Inc.	888,759	46,357,669

		107,443,353
APPAREL – 0.71%
Coach Inc.	337,289	13,329,661
Nike Inc. Class B	242,919	17,854,547
Polo Ralph Lauren Corp.	61,641	5,241,951
VF Corp.	41,877	3,356,442

		39,782,601
AUTO MANUFACTURERS – 0.25%
Ford Motor Co.(a)	1,121,425	14,096,312

		14,096,312
BANKS – 0.16%
Northern Trust Corp.	163,985	9,061,811

		9,061,811
BEVERAGES – 4.72%
Brown-Forman Corp. Class B NVS	62,175	3,696,304
Coca-Cola Co. (The)	2,475,291	136,141,005
Coca-Cola Enterprises Inc.	172,368	4,767,699
Dr Pepper Snapple Group Inc.	139,735	4,914,480
PepsiCo Inc.	1,754,865	116,101,868

		265,621,356
BIOTECHNOLOGY – 1.84%
Amgen Inc.(a)	546,877	32,681,370
Biogen Idec Inc.(a)	289,479	16,604,515
Celgene Corp.(a)	493,711	30,590,334
Genzyme Corp.(a)	142,599	7,390,906
Life Technologies Corp.(a)	193,931	10,136,773
Millipore Corp.(a)	60,400	6,378,240

		103,782,138

CHEMICALS – 1.81%
Air Products and Chemicals Inc.	127,425	9,423,079
Airgas Inc.	52,659	3,350,166
CF Industries Holdings Inc.	52,343	4,772,635
E.I. du Pont de Nemours and Co.	524,184	19,520,612
Ecolab Inc.	253,479	11,140,402
FMC Corp.	77,526	4,693,424
International Flavors & Fragrances Inc.	85,299	4,066,203
PPG Industries Inc.	117,253	7,668,346
Praxair Inc.	328,971	27,304,593
Sherwin-Williams Co. (The)	40,752	2,758,095
Sigma-Aldrich Corp.	131,160	7,038,046

		101,735,601
COAL – 0.48%
CONSOL Energy Inc.	195,643	8,346,130
Massey Energy Co.	102,054	5,336,404
Peabody Energy Corp.	288,500	13,184,450

		26,866,984
COMMERCIAL SERVICES – 1.95%
Apollo Group Inc. Class A(a)	138,472	8,486,949
DeVry Inc.	66,637	4,344,732
Equifax Inc.	68,588	2,455,450
H&R Block Inc.	123,031	2,189,952
Iron Mountain Inc.	107,276	2,939,362
MasterCard Inc. Class A	103,651	26,327,354
Monster Worldwide Inc.(a)(b)	67,381	1,119,198
Moody’s Corp.	103,830	3,088,943
Robert Half International Inc.	83,479	2,540,266
Visa Inc. Class A	479,373	43,637,324
Western Union Co.	732,840	12,428,966

		109,558,496
COMPUTERS – 10.55%
Apple Inc.(a)	973,727	228,757,684
Cognizant Technology Solutions Corp. Class A(a)	319,588	16,292,596
Computer Sciences Corp.(a)	99,370	5,414,671
EMC Corp.(a)	2,204,392	39,767,232
Hewlett-Packard Co.	1,744,253	92,707,047
International Business Machines Corp.	1,394,892	178,894,899
NetApp Inc.(a)	369,837	12,041,893
SanDisk Corp.(a)	137,887	4,775,027
Teradata Corp.(a)	179,808	5,194,653
Western Digital Corp.(a)	245,167	9,559,061

		593,404,763
COSMETICS & PERSONAL CARE – 2.63%
Avon Products Inc.	459,144	15,551,207
Colgate-Palmolive Co.	530,229	45,207,325
Estee Lauder Companies Inc. (The) Class A	127,201	8,251,529
Procter & Gamble Co. (The)	1,247,627	78,937,360

		147,947,421

DISTRIBUTION & WHOLESALE – 0.25%
Fastenal Co.(b)	140,448	6,740,100
W.W. Grainger Inc.	65,914	7,126,622

		13,866,722
DIVERSIFIED FINANCIAL SERVICES – 3.30%
American Express Co.	1,285,120	53,024,051
Ameriprise Financial Inc.	153,367	6,956,727
Charles Schwab Corp. (The)	492,482	9,204,489
CME Group Inc.	71,575	22,625,573
Federated Investors Inc. Class B	95,876	2,529,209
Franklin Resources Inc.	85,892	9,525,423
Goldman Sachs Group Inc. (The)	220,406	37,607,876
IntercontinentalExchange Inc.(a)	78,875	8,848,198
Invesco Ltd.(b)	459,646	10,070,844
Janus Capital Group Inc.	198,204	2,832,335
Legg Mason Inc.	54,092	1,550,818
NYSE Euronext Inc.	194,271	5,752,364
T. Rowe Price Group Inc.	278,136	15,278,010

		185,805,917
ELECTRIC – 0.33%
AES Corp. (The)(a)	439,021	4,829,231
Exelon Corp.	268,813	11,776,698
NRG Energy Inc.(a)	89,472	1,869,965

		18,475,894
ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
Emerson Electric Co.	331,178	16,671,501

		16,671,501
ELECTRONICS – 0.72%
Agilent Technologies Inc.(a)	188,019	6,465,973
Amphenol Corp. Class A	185,545	7,828,144
FLIR Systems Inc.(a)	164,856	4,648,939
Thermo Fisher Scientific Inc.(a)	285,775	14,700,266
Waters Corp.(a)	100,902	6,814,921

		40,458,243
ENERGY - ALTERNATE SOURCES – 0.11%
First Solar Inc.(a)(b)	52,282	6,412,387

		6,412,387
ENTERTAINMENT – 0.06%
International Game Technology	179,408	3,310,078

		3,310,078
ENVIRONMENTAL CONTROL – 0.17%
Republic Services Inc.	149,815	4,347,631
Stericycle Inc.(a)(b)	91,408	4,981,736

		9,329,367

FOOD – 0.91%
Campbell Soup Co.	93,378	3,300,912
ConAgra Foods Inc.	238,759	5,985,688
General Mills Inc.	183,951	13,021,891
H.J. Heinz Co.	169,523	7,731,944
Hershey Co. (The)	75,177	3,218,327
Kellogg Co.	161,210	8,613,450
McCormick & Co. Inc. NVS	67,028	2,571,194
Whole Foods Market Inc.(a)(b)	183,434	6,631,139

		51,074,545
FOREST PRODUCTS & PAPER – 0.29%
International Paper Co.	238,113	5,859,961
MeadWestvaco Corp.	184,583	4,716,096
Plum Creek Timber Co. Inc.	72,090	2,805,022
Weyerhaeuser Co.	61,597	2,788,496

		16,169,575
HAND & MACHINE TOOLS – 0.11%
Stanley Black & Decker Inc.	110,397	6,337,892

		6,337,892
HEALTH CARE – PRODUCTS – 4.67%
Baxter International Inc.	323,632	18,835,382
Becton, Dickinson and Co.	131,477	10,351,184
C.R. Bard Inc.	58,818	5,094,815
DENTSPLY International Inc.	103,247	3,598,158
Intuitive Surgical Inc.(a)	41,810	14,555,315
Johnson & Johnson	1,566,210	102,116,892
Medtronic Inc.	1,186,244	53,416,567
Patterson Companies Inc.	59,592	1,850,332
St. Jude Medical Inc.(a)	349,420	14,343,691
Stryker Corp.	303,531	17,368,044
Varian Medical Systems Inc.(a)	132,691	7,341,793
Zimmer Holdings Inc.(a)	228,602	13,533,238

		262,405,411
HEALTH CARE – SERVICES – 0.79%
DaVita Inc.(a)	111,240	7,052,616
Laboratory Corp. of America Holdings(a)(b)	112,206	8,495,116
Quest Diagnostics Inc.	94,011	5,479,901
UnitedHealth Group Inc.	708,583	23,149,407

		44,177,040
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Leucadia National Corp.(a)	78,191	1,939,919

		1,939,919
HOME FURNISHINGS – 0.06%
Harman International Industries Inc.(a)	74,822	3,500,173

		3,500,173

HOUSEHOLD PRODUCTS & WARES – 0.37%
Clorox Co. (The)	70,458	4,519,176
Kimberly-Clark Corp.	254,859	16,025,534

		20,544,710
INSURANCE – 2.33%
Aflac Inc.	191,178	10,379,053
Berkshire Hathaway Inc. Class B(a)	977,402	79,433,461
CIGNA Corp.	294,963	10,789,747
Principal Financial Group Inc.	199,501	5,827,424
Prudential Financial Inc.	289,664	17,524,672
XL Capital Ltd. Class A	368,798	6,970,282

		130,924,639
INTERNET – 5.04%
Akamai Technologies Inc.(a)(b)	185,512	5,826,932
Amazon.com Inc.(a)	367,587	49,892,584
eBay Inc.(a)	1,213,658	32,708,083
Expedia Inc.	226,244	5,647,050
Google Inc. Class A(a)	259,506	147,142,497
McAfee Inc.(a)	171,052	6,864,317
Priceline.com Inc.(a)	48,912	12,472,560
Symantec Corp.(a)	579,300	9,801,756
VeriSign Inc.(a)	79,312	2,062,905
Yahoo! Inc.(a)	677,035	11,191,389

		283,610,073
IRON & STEEL – 0.44%
AK Steel Holding Corp.	72,950	1,667,637
Allegheny Technologies Inc.	59,539	3,214,511
Cliffs Natural Resources Inc.	144,962	10,285,054
Nucor Corp.	205,836	9,340,838

		24,508,040
LEISURE TIME – 0.08%
Harley-Davidson Inc.(b)	166,882	4,684,378

		4,684,378
LODGING – 0.46%
Marriott International Inc. Class A	189,521	5,973,702
Starwood Hotels & Resorts Worldwide Inc.	200,430	9,348,055
Wyndham Worldwide Corp.	192,582	4,955,135
Wynn Resorts Ltd.(b)	74,312	5,635,079

		25,911,971
MACHINERY – 1.35%
Caterpillar Inc.	670,884	42,165,059
Cummins Inc.	136,585	8,461,441
Deere & Co.	250,428	14,890,449
Flowserve Corp.	60,211	6,639,467
Rockwell Automation Inc.	63,277	3,566,292

		75,722,708
MANUFACTURING – 2.29%
Danaher Corp.	281,401	22,486,754

Dover Corp.	106,375	4,973,031
Honeywell International Inc.	821,054	37,169,115
Illinois Tool Works Inc.	274,038	12,978,440
ITT Corp.	196,371	10,527,449
Pall Corp.	58,380	2,363,806
Roper Industries Inc.	62,663	3,624,428
3M Co.	412,739	34,492,598

		128,615,621
MEDIA – 1.68%
CBS Corp. Class B NVS	335,915	4,682,655
DIRECTV Class A(a)	1,004,251	33,953,726
Discovery Communications Inc. Series A(a)(b)	239,910	8,106,559
Gannett Co. Inc.	80,074	1,322,822
McGraw-Hill Companies Inc. (The)	172,429	6,147,094
News Corp. Class A NVS	1,088,736	15,688,686
Scripps Networks Interactive Inc. Class A	50,034	2,219,008
Viacom Inc. Class B NVS(a)	652,254	22,424,493

		94,545,043
METAL FABRICATE & HARDWARE – 0.34%
Precision Castparts Corp.	152,163	19,280,574

		19,280,574
MINING – 1.16%
Freeport-McMoRan Copper & Gold Inc.	462,385	38,627,643
Newmont Mining Corp.	527,285	26,854,625

		65,482,268
OIL & GAS – 8.49%
Anadarko Petroleum Corp.	528,958	38,524,011
Apache Corp.	361,417	36,683,826
Cabot Oil & Gas Corp.	65,775	2,420,520
Denbury Resources Inc.(a)(b)	425,640	7,180,547
Devon Energy Corp.	191,787	12,356,836
Diamond Offshore Drilling Inc.(b)	74,909	6,652,668
EOG Resources Inc.	271,251	25,210,068
EQT Corp.	74,111	3,038,551
Exxon Mobil Corp.	2,686,978	179,973,786
Helmerich & Payne Inc.	114,006	4,341,348
Murphy Oil Corp.	121,400	6,821,466
Nabors Industries Ltd.(a)(b)	196,710	3,861,417
Noble Energy Inc.	187,262	13,670,126
Occidental Petroleum Corp.	871,913	73,711,525
Pioneer Natural Resources Co.	124,329	7,002,209
Range Resources Corp.	170,468	7,989,835
Rowan Companies Inc.(a)	122,790	3,574,417
Southwestern Energy Co.(a)	371,624	15,132,529
XTO Energy Inc.	626,464	29,556,572

		477,702,257
OIL & GAS SERVICES – 2.66%
Baker Hughes Inc.	334,990	15,690,932
Cameron International Corp.(a)	262,177	11,236,906

FMC Technologies Inc.(a)	130,857	8,457,288
Halliburton Co.	485,939	14,641,342
National Oilwell Varco Inc.	449,418	18,237,382
Schlumberger Ltd.	1,284,942	81,542,419

		149,806,269
PACKAGING & CONTAINERS – 0.15%
Ball Corp.	64,844	3,461,373
Owens-Illinois Inc.(a)	94,524	3,359,383
Pactiv Corp.(a)	72,535	1,826,431

		8,647,187
PHARMACEUTICALS – 5.65%
Abbott Laboratories	883,690	46,552,789
Allergan Inc.	330,260	21,572,583
Bristol-Myers Squibb Co.	810,006	21,627,160
Cephalon Inc.(a)(b)	36,267	2,458,177
Eli Lilly and Co.	566,713	20,526,345
Express Scripts Inc.(a)	295,644	30,084,733
Forest Laboratories Inc.(a)	210,627	6,605,263
Gilead Sciences Inc.(a)	970,115	44,120,830
Hospira Inc.(a)	175,698	9,953,292
Mead Johnson Nutrition Co. Class A	92,654	4,820,788
Medco Health Solutions Inc.(a)	498,356	32,173,863
Merck & Co. Inc.	1,739,598	64,973,985
Mylan Inc.(a)(b)	328,373	7,457,351
Watson Pharmaceuticals Inc.(a)	115,071	4,806,516

		317,733,675
PIPELINES – 0.14%
El Paso Corp.	400,799	4,344,661
Questar Corp.	88,314	3,815,165

		8,159,826
REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A(a)	290,945	4,611,478

		4,611,478
REAL ESTATE INVESTMENT TRUSTS – 1.38%
Apartment Investment and Management Co. Class A	42,547	783,290
AvalonBay Communities Inc.	40,385	3,487,245
Boston Properties Inc.	55,369	4,177,037
Equity Residential	115,502	4,521,903
HCP Inc.	315,169	10,400,577
Health Care REIT Inc.	50,942	2,304,107
ProLogis	508,242	6,708,794
Public Storage	71,659	6,591,911
Simon Property Group Inc.	311,426	26,128,641
Ventas Inc.	168,777	8,013,532
Vornado Realty Trust	59,499	4,504,074

		77,621,111

RETAIL – 4.24%
Abercrombie & Fitch Co. Class A	94,899	4,331,190
AutoZone Inc.(a)	32,030	5,544,073
Bed Bath & Beyond Inc.(a)	281,229	12,306,581
Best Buy Co. Inc.	368,109	15,659,357
Darden Restaurants Inc.	96,408	4,294,012
GameStop Corp. Class A(a)(b)	107,262	2,350,110
Gap Inc. (The)	287,412	6,642,091
Kohl’s Corp.(a)	329,293	18,038,671
Limited Brands Inc.	135,717	3,341,353
McDonald’s Corp.	612,396	40,859,061
Nordstrom Inc.	178,170	7,278,245
O’Reilly Automotive Inc.(a)(b)	147,305	6,144,092
Ross Stores Inc.	132,642	7,092,368
Staples Inc.	492,797	11,526,522
Starbucks Corp.(a)	798,398	19,377,119
Tiffany & Co.	134,198	6,373,063
TJX Companies Inc. (The)	450,762	19,166,400
Urban Outfitters Inc.(a)	139,790	5,316,214
Walgreen Co.	634,825	23,545,659
Yum! Brands Inc.	503,993	19,318,052

		238,504,233
SAVINGS & LOANS – 0.13%
Hudson City Bancorp Inc.	507,793	7,190,349

		7,190,349
SEMICONDUCTORS – 2.86%
Advanced Micro Devices Inc.(a)	309,459	2,868,685
Altera Corp.	318,546	7,743,853
Analog Devices Inc.	179,730	5,179,819
Applied Materials Inc.	477,802	6,440,771
Broadcom Corp. Class A	463,089	15,365,293
Intel Corp.	2,610,075	58,100,270
KLA-Tencor Corp.	82,047	2,536,893
Linear Technology Corp.	239,621	6,776,482
LSI Corp.(a)	341,020	2,087,042
Microchip Technology Inc.(b)	110,949	3,124,324
Micron Technology Inc.(a)(b)	430,817	4,476,189
National Semiconductor Corp.	115,542	1,669,582
Novellus Systems Inc.(a)	47,761	1,194,025
NVIDIA Corp.(a)	595,006	10,341,204
QLogic Corp.(a)	123,444	2,505,913
Teradyne Inc.(a)	191,416	2,138,117
Texas Instruments Inc.	853,600	20,887,592
Xilinx Inc.	296,538	7,561,719

		160,997,773
SOFTWARE – 8.08%
Adobe Systems Inc.(a)	562,895	19,909,596
Autodesk Inc.(a)	247,617	7,284,892
Automatic Data Processing Inc.	238,163	10,591,109
BMC Software Inc.(a)	195,595	7,432,610
CA Inc.	251,161	5,894,749
Citrix Systems Inc.(a)(b)	197,062	9,354,533

Compuware Corp.(a)	112,380	943,992
Dun & Bradstreet Corp. (The)	55,033	4,095,556
Electronic Arts Inc.(a)	130,673	2,438,358
Fiserv Inc.(a)	98,569	5,003,362
Intuit Inc.(a)	336,882	11,568,528
Microsoft Corp.	8,193,499	239,823,716
Oracle Corp.	4,197,335	107,829,536
Paychex Inc.	194,195	5,961,787
Red Hat Inc.(a)	203,435	5,954,542
Salesforce.com Inc.(a)	117,811	8,771,029
Total System Services Inc.	102,721	1,608,611

		454,466,506
TELECOMMUNICATIONS – 7.06%
American Tower Corp. Class A(a)	432,465	18,427,334
AT&T Inc.	3,168,943	81,885,487
Cisco Systems Inc.(a)	6,148,289	160,039,963
Corning Inc.	1,674,098	33,833,521
Harris Corp.	88,919	4,222,763
JDS Uniphase Corp.(a)	155,299	1,945,896
Juniper Networks Inc.(a)	564,325	17,313,491
QUALCOMM Inc.	1,804,711	75,779,815
Tellabs Inc.	145,794	1,103,661
Windstream Corp.	212,111	2,309,889

		396,861,820
TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	132,373	5,067,238
Mattel Inc.	231,329	5,260,421

		10,327,659
TRANSPORTATION – 1.57%
C.H. Robinson Worldwide Inc.	114,948	6,419,846
CSX Corp.	263,820	13,428,438
Expeditors International of Washington Inc.	118,910	4,390,157
Norfolk Southern Corp.	170,394	9,523,321
Union Pacific Corp.	314,738	23,070,295
United Parcel Service Inc. Class B	490,472	31,591,302

		88,423,359

TOTAL COMMON STOCKS
(Cost: $5,305,836,347)		5,616,944,956

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.41%

MONEY MARKET FUNDS – 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	64,226,966	64,226,966

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	11,629,632	11,629,632
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	3,324,321	3,324,321

		79,180,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,180,919)		79,180,919

TOTAL INVESTMENTS IN SECURITIES – 101.27%
(Cost: $5,385,017,266)		5,696,125,875
Other Assets, Less Liabilities – (1.27)%		(71,285,082)

NET ASSETS – 100.00%		$5,624,840,793

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)	361,244	$3,005,550
Omnicom Group Inc.	86,255	3,347,557

		6,353,107
AEROSPACE & DEFENSE – 2.35%
Boeing Co. (The)	345,408	25,080,075
General Dynamics Corp.	129,822	10,022,258
L-3 Communications Holdings Inc.	86,453	7,921,688
Lockheed Martin Corp.	235,899	19,631,515
Northrop Grumman Corp.	226,483	14,850,490
Raytheon Co.	283,568	16,197,404

		93,703,430
AGRICULTURE – 2.23%
Altria Group Inc.	1,073,849	22,035,381
Archer-Daniels-Midland Co.	480,681	13,891,681
Lorillard Inc.	69,338	5,216,991
Philip Morris International Inc.	787,927	41,098,272
Reynolds American Inc.	126,157	6,809,955

		89,052,280
AIRLINES – 0.18%
Southwest Airlines Co.	557,121	7,365,140

		7,365,140
APPAREL – 0.30%
Nike Inc. Class B	122,325	8,990,887
VF Corp.	37,192	2,980,939

		11,971,826
AUTO MANUFACTURERS – 0.84%
Ford Motor Co.(a)	1,738,499	21,852,932
PACCAR Inc.	272,433	11,807,246

		33,660,178
AUTO PARTS & EQUIPMENT – 0.47%
Goodyear Tire & Rubber Co. (The)(a)	182,487	2,306,636
Johnson Controls Inc.	502,481	16,576,848

		18,883,484
BANKS – 10.78%
Bank of America Corp.	7,504,183	133,949,667
Bank of New York Mellon Corp. (The)	903,768	27,908,356
BB&T Corp.	516,651	16,734,326
Comerica Inc.	129,716	4,934,397
Fifth Third Bancorp	594,208	8,075,287
First Horizon National Corp.(a)	167,222	2,349,469
Huntington Bancshares Inc.	538,126	2,889,737
KeyCorp	654,581	5,073,003

M&T Bank Corp.(b)	61,905	4,914,019
Marshall & Ilsley Corp.	394,243	3,173,656
Northern Trust Corp.	67,023	3,703,691
PNC Financial Services Group Inc. (The)(c)	386,710	23,086,587
Regions Financial Corp.	890,155	6,987,717
State Street Corp.	370,562	16,727,169
SunTrust Banks Inc.	373,303	10,000,787
U.S. Bancorp	1,431,247	37,040,672
Wells Fargo & Co.	3,875,311	120,599,678
Zions Bancorporation(b)	112,823	2,461,798

		430,610,016
BEVERAGES – 0.41%
Brown-Forman Corp. Class B NVS	38,508	2,289,301
Coca-Cola Enterprises Inc.	119,128	3,295,080
Constellation Brands Inc. Class A(a)	150,502	2,474,253
Dr Pepper Snapple Group Inc.	93,539	3,289,767
Molson Coors Brewing Co. Class B NVS	118,898	5,000,850

		16,349,251
BIOTECHNOLOGY – 0.66%
Amgen Inc.(a)	351,623	21,012,990
Genzyme Corp.(a)	99,644	5,164,548

		26,177,538
BUILDING MATERIALS – 0.10%
Masco Corp.	269,684	4,185,496

		4,185,496
CHEMICALS – 1.32%
Air Products and Chemicals Inc.	69,888	5,168,218
Airgas Inc.	25,494	1,621,928
Dow Chemical Co. (The)	860,454	25,443,625
E.I. du Pont de Nemours and Co.	311,008	11,581,938
Eastman Chemical Co.	54,484	3,469,541
PPG Industries Inc.	41,908	2,740,783
Sherwin-Williams Co. (The)	40,904	2,768,383

		52,794,416
COMMERCIAL SERVICES – 0.87%
Equifax Inc.	47,394	1,696,705
H&R Block Inc.	166,048	2,955,654
Iron Mountain Inc.	61,478	1,684,497
McKesson Corp.	201,516	13,243,631
Monster Worldwide Inc.(a)(b)	48,358	803,226
Moody’s Corp.	75,329	2,241,038
Quanta Services Inc.(a)	157,722	3,021,954
R.R. Donnelley & Sons Co.	153,691	3,281,303
Robert Half International Inc.	53,433	1,625,966
SAIC Inc.(a)	227,781	4,031,724

		34,585,698
COMPUTERS – 1.39%
Computer Sciences Corp.(a)	46,093	2,511,608

Dell Inc.(a)	1,288,003	19,332,925
Hewlett-Packard Co.	545,886	29,013,841
Lexmark International Inc. Class A(a)	58,915	2,125,653
SanDisk Corp.(a)	75,394	2,610,894

		55,594,921
COSMETICS & PERSONAL CARE – 2.07%
Procter & Gamble Co. (The)	1,303,624	82,480,290

		82,480,290
DISTRIBUTION & WHOLESALE – 0.13%
Genuine Parts Co.	118,285	4,996,358

		4,996,358
DIVERSIFIED FINANCIAL SERVICES – 7.87%
Ameriprise Financial Inc.	84,289	3,823,349
Capital One Financial Corp.	340,576	14,103,252
Charles Schwab Corp. (The)	386,750	7,228,357
Citigroup Inc.(a)	14,697,998	59,526,892
Discover Financial Services	407,636	6,073,776
E*TRADE Financial Corp.(a)	1,193,819	1,969,801
Franklin Resources Inc.	50,891	5,643,812
Goldman Sachs Group Inc. (The)	240,128	40,973,041
JPMorgan Chase & Co.	2,971,908	132,992,883
Legg Mason Inc.	84,404	2,419,863
Morgan Stanley	1,045,810	30,631,775
NASDAQ OMX Group Inc. (The)(a)	111,556	2,356,063
NYSE Euronext Inc.	60,354	1,787,082
SLM Corp.(a)	363,896	4,555,978

		314,085,924
ELECTRIC – 5.76%
AES Corp. (The)(a)	194,612	2,140,732
Allegheny Energy Inc.	126,970	2,920,310
Ameren Corp.	177,939	4,640,649
American Electric Power Co. Inc.	357,438	12,217,231
CenterPoint Energy Inc.	294,940	4,235,338
CMS Energy Corp.	173,082	2,675,848
Consolidated Edison Inc.	210,340	9,368,544
Constellation Energy Group Inc.	150,875	5,297,221
Dominion Resources Inc.	448,901	18,454,320
DTE Energy Co.	122,968	5,484,373
Duke Energy Corp.	979,411	15,983,987
Edison International	243,466	8,319,233
Entergy Corp.	141,527	11,513,221
Exelon Corp.	306,048	13,407,963
FirstEnergy Corp.	227,873	8,907,556
FPL Group Inc.	309,197	14,943,491
Integrys Energy Group Inc.	57,549	2,726,672
Northeast Utilities	131,579	3,636,844
NRG Energy Inc.(a)	36,348	759,673
Pepco Holdings Inc.	167,152	2,866,657
PG&E Corp.	277,576	11,774,774
Pinnacle West Capital Corp.	76,367	2,881,327

PPL Corp.	281,701	7,805,935
Progress Energy Inc.	212,641	8,369,550
Public Service Enterprise Group Inc.	378,471	11,172,464
SCANA Corp.	83,646	3,144,253
Southern Co.	613,664	20,349,098
TECO Energy Inc.	161,043	2,558,973
Wisconsin Energy Corp.	87,807	4,338,544
Xcel Energy Inc.	341,025	7,229,730

		230,124,511
ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
Emerson Electric Co.	332,084	16,717,109
Molex Inc.	101,910	2,125,843

		18,842,952
ELECTRONICS – 0.36%
Agilent Technologies Inc.(a)	130,887	4,501,204
Jabil Circuit Inc.	144,840	2,344,960
PerkinElmer Inc.	88,735	2,120,766
Thermo Fisher Scientific Inc.(a)	107,324	5,520,747

		14,487,677
ENGINEERING & CONSTRUCTION – 0.26%
Fluor Corp.	133,526	6,210,294
Jacobs Engineering Group Inc.(a)	93,638	4,231,501

		10,441,795
ENTERTAINMENT – 0.05%
International Game Technology	98,074	1,809,465

		1,809,465
ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.	137,486	3,989,844
Waste Management Inc.	362,776	12,490,378

		16,480,222
FOOD – 3.11%
Campbell Soup Co.	76,719	2,712,017
ConAgra Foods Inc.	166,345	4,170,269
Dean Foods Co.(a)	136,434	2,140,649
General Mills Inc.	118,185	8,366,316
H.J. Heinz Co.	118,521	5,405,743
Hershey Co. (The)	71,998	3,082,234
Hormel Foods Corp.	51,667	2,170,531
J.M. Smucker Co. (The)	89,261	5,378,868
Kellogg Co.	77,896	4,161,983
Kraft Foods Inc. Class A	1,299,037	39,282,879
Kroger Co. (The)	486,142	10,529,836
McCormick & Co. Inc. NVS	52,285	2,005,653
Safeway Inc.	290,627	7,224,987
Sara Lee Corp.	520,722	7,253,657
SUPERVALU Inc.	159,617	2,662,412
Sysco Corp.	443,247	13,075,786
Tyson Foods Inc. Class A	229,172	4,388,644

		124,012,464

FOREST PRODUCTS & PAPER – 0.30%
International Paper Co.	159,407	3,923,006
Plum Creek Timber Co. Inc.(b)	71,751	2,791,831
Weyerhaeuser Co.	114,987	5,205,461

		11,920,298
GAS – 0.35%
Nicor Inc.	33,397	1,400,002
NiSource Inc.	207,831	3,283,730
Sempra Energy	184,665	9,214,783

		13,898,515
HAND & MACHINE TOOLS – 0.11%
Snap-on Inc.	43,355	1,879,006
Stanley Black & Decker Inc.	41,352	2,374,018

		4,253,024
HEALTH CARE - PRODUCTS – 2.49%
Baxter International Inc.	225,409	13,118,804
Becton, Dickinson and Co.	84,557	6,657,173
Boston Scientific Corp.(a)	1,128,326	8,146,514
C.R. Bard Inc.	30,989	2,684,267
CareFusion Corp.(a)	133,323	3,523,727
DENTSPLY International Inc.	38,929	1,356,676
Johnson & Johnson	967,501	63,081,065
Patterson Companies Inc.	28,898	897,283

		99,465,509
HEALTH CARE - SERVICES – 1.46%
Aetna Inc.	322,405	11,319,640
Coventry Health Care Inc.(a)	110,967	2,743,104
Humana Inc.(a)	127,532	5,964,672
Quest Diagnostics Inc.	47,548	2,771,573
Tenet Healthcare Corp.(a)	324,699	1,857,278
UnitedHealth Group Inc.	372,328	12,163,956
WellPoint Inc.(a)	332,074	21,378,924

		58,199,147
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	88,710	2,200,895

		2,200,895
HOME BUILDERS – 0.18%
D.R. Horton Inc.	205,958	2,595,071
Lennar Corp. Class A	121,546	2,091,807
Pulte Homes Inc.(a)	238,566	2,683,868

		7,370,746
HOME FURNISHINGS – 0.12%
Whirlpool Corp.	56,141	4,898,302

		4,898,302

HOUSEHOLD PRODUCTS & WARES – 0.52%
Avery Dennison Corp.	84,287	3,068,890
Clorox Co. (The)	55,344	3,549,764
Fortune Brands Inc.	114,064	5,533,245
Kimberly-Clark Corp.	133,889	8,418,940

		20,570,839
HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	207,786	3,158,347

		3,158,347
INSURANCE – 5.56%
Aflac Inc.	217,578	11,812,310
Allstate Corp. (The)	401,375	12,968,426
American International Group Inc.(a)(b)	101,303	3,458,484
Aon Corp.	199,617	8,525,642
Assurant Inc.	87,722	3,015,882
Berkshire Hathaway Inc. Class B(a)	557,058	45,272,104
Chubb Corp.	245,785	12,743,952
Cincinnati Financial Corp.	121,934	3,523,893
Genworth Financial Inc. Class A(a)	366,888	6,728,726
Hartford Financial Services Group Inc. (The)	331,796	9,429,642
Lincoln National Corp.	225,457	6,921,530
Loews Corp.	265,437	9,895,491
Marsh & McLennan Companies Inc.	397,862	9,715,790
MetLife Inc.	612,725	26,555,501
Principal Financial Group Inc.	100,882	2,946,763
Progressive Corp. (The)	502,354	9,589,938
Prudential Financial Inc.	146,080	8,837,840
Torchmark Corp.	62,207	3,328,697
Travelers Companies Inc. (The)	384,169	20,722,076
Unum Group	249,156	6,171,594

		222,164,281
INTERNET – 0.31%
Symantec Corp.(a)	198,368	3,356,387
VeriSign Inc.(a)	82,971	2,158,076
Yahoo! Inc.(a)	417,854	6,907,127

		12,421,590
IRON & STEEL – 0.34%
AK Steel Holding Corp.	32,221	736,572
Allegheny Technologies Inc.	32,614	1,760,830
Nucor Corp.	91,946	4,172,509
United States Steel Corp.	106,991	6,796,068

		13,465,979
LEISURE TIME – 0.36%
Carnival Corp.	324,667	12,623,053
Harley-Davidson Inc.(b)	59,090	1,658,656

		14,281,709

LODGING – 0.05%
Marriott International Inc. Class A	59,413	1,872,698

		1,872,698
MACHINERY – 0.39%
Cummins Inc.	55,419	3,433,207
Deere & Co.	142,662	8,482,683
Rockwell Automation Inc.	62,808	3,539,859

		15,455,749
MANUFACTURING – 5.06%
Dover Corp.	65,464	3,060,442
Eastman Kodak Co.(a)	203,356	1,177,431
Eaton Corp.	123,628	9,367,294
General Electric Co.	7,981,283	145,259,349
Illinois Tool Works Inc.	98,493	4,664,628
Leggett & Platt Inc.	111,870	2,420,867
Pall Corp.	47,764	1,933,964
Parker Hannifin Corp.	120,049	7,771,972
Roper Industries Inc.	26,876	1,554,508
Textron Inc.	204,753	4,346,906
3M Co.	244,904	20,466,627

		202,023,988
MEDIA – 4.05%
CBS Corp. Class B NVS	274,391	3,825,011
Comcast Corp. Class A	2,122,583	39,947,012
Discovery Communications Inc. Series A(a)	44,670	1,509,399
Gannett Co. Inc.	121,627	2,009,278
McGraw-Hill Companies Inc. (The)	115,205	4,107,058
Meredith Corp.(b)	27,654	951,574
New York Times Co. (The) Class A(a)	88,644	986,608
News Corp. Class A NVS	927,085	13,359,295
Scripps Networks Interactive Inc. Class A	32,584	1,445,100
Time Warner Cable Inc.	263,728	14,059,340
Time Warner Inc.	860,407	26,904,927
Walt Disney Co. (The)	1,450,809	50,647,742
Washington Post Co. (The) Class B	4,604	2,045,005

		161,797,349
MINING – 0.41%
Alcoa Inc.	763,116	10,866,772
Titanium Metals Corp.(a)(b)	63,990	1,061,594
Vulcan Materials Co.(b)	94,807	4,478,683

		16,407,049
OFFICE & BUSINESS EQUIPMENT – 0.34%
Pitney Bowes Inc.	155,930	3,812,488
Xerox Corp.	1,010,389	9,851,293

		13,663,781
OIL & GAS – 8.95%
Cabot Oil & Gas Corp.	31,663	1,165,198
Chesapeake Energy Corp.	487,617	11,527,266
Chevron Corp.	1,502,297	113,919,181

ConocoPhillips	1,112,195	56,911,018
Devon Energy Corp.	200,535	12,920,470
EQT Corp.	55,928	2,293,048
Exxon Mobil Corp.	1,659,866	111,177,825
Hess Corp.	217,854	13,626,768
Marathon Oil Corp.	529,553	16,755,057
Murphy Oil Corp.	58,824	3,305,321
Nabors Industries Ltd.(a)(b)	76,409	1,499,909
Sunoco Inc.	87,063	2,586,642
Tesoro Corp.(b)	106,507	1,480,447
Valero Energy Corp.	421,777	8,309,007

		357,477,157
OIL & GAS SERVICES – 0.57%
BJ Services Co.	220,418	4,716,945
Halliburton Co.	338,409	10,196,263
Smith International Inc.	185,530	7,944,395

		22,857,603
PACKAGING & CONTAINERS – 0.24%
Ball Corp.	25,321	1,351,635
Bemis Co. Inc.	80,989	2,326,004
Owens-Illinois Inc.(a)	60,884	2,163,817
Pactiv Corp.(a)	49,083	1,235,910
Sealed Air Corp.	118,413	2,496,146

		9,573,512
PHARMACEUTICALS – 5.85%
Abbott Laboratories	545,870	28,756,432
AmerisourceBergen Corp.	210,968	6,101,195
Bristol-Myers Squibb Co.	718,049	19,171,908
Cardinal Health Inc.	270,387	9,742,044
Cephalon Inc.(a)	30,661	2,078,203
Eli Lilly and Co.	364,359	13,197,083
Forest Laboratories Inc.(a)	78,556	2,463,516
King Pharmaceuticals Inc.(a)	187,465	2,204,588
Mead Johnson Nutrition Co. Class A	88,866	4,623,698
Merck & Co. Inc.	1,118,564	41,778,365
Pfizer Inc.	6,036,836	103,531,737

		233,648,769
PIPELINES – 0.76%
El Paso Corp.	248,409	2,692,754
ONEOK Inc.	78,999	3,606,304
Questar Corp.	68,983	2,980,066
Spectra Energy Corp.	483,784	10,899,654
Williams Companies Inc. (The)	436,044	10,072,616

		30,251,394
REAL ESTATE INVESTMENT TRUSTS – 0.98%
Apartment Investment and Management Co. Class A	59,341	1,092,468
AvalonBay Communities Inc.	33,154	2,862,848
Boston Properties Inc.	65,638	4,951,731

Equity Residential	131,164	5,135,071
Health Care REIT Inc.	57,497	2,600,589
Host Hotels & Resorts Inc.	487,385	7,140,190
Kimco Realty Corp.	304,345	4,759,956
Public Storage	51,938	4,777,777
Vornado Realty Trust	76,910	5,822,087

		39,142,717
RETAIL – 8.05%
AutoNation Inc.(a)(b)	68,326	1,235,334
Big Lots Inc.(a)	62,292	2,268,675
Costco Wholesale Corp.	328,636	19,622,856
CVS Caremark Corp.	1,040,143	38,027,628
Darden Restaurants Inc.	37,718	1,679,960
Family Dollar Stores Inc.	103,041	3,772,331
GameStop Corp. Class A(a)	48,874	1,070,829
Gap Inc. (The)	156,984	3,627,900
Home Depot Inc. (The)	1,271,954	41,147,712
J.C. Penney Co. Inc.	177,147	5,698,819
Limited Brands Inc.	106,725	2,627,569
Lowe’s Companies Inc.	1,101,122	26,691,197
Macy’s Inc.	314,347	6,843,334
McDonald’s Corp.	378,279	25,238,775
Office Depot Inc.(a)	203,821	1,626,492
RadioShack Corp.	94,284	2,133,647
Sears Holdings Corp.(a)(b)	36,455	3,952,816
Staples Inc.	202,420	4,734,604
Target Corp.	562,751	29,600,703
Walgreen Co.	294,780	10,933,390
Wal-Mart Stores Inc.	1,596,058	88,740,825

		321,275,396
SAVINGS & LOANS – 0.11%
People’s United Financial Inc.	276,806	4,329,246

		4,329,246
SEMICONDUCTORS – 2.19%
Advanced Micro Devices Inc.(a)	207,444	1,923,006
Analog Devices Inc.	98,265	2,831,997
Applied Materials Inc.	672,358	9,063,386
Intel Corp.	2,313,974	51,509,061
KLA-Tencor Corp.	71,513	2,211,182
LSI Corp.(a)	258,229	1,580,361
MEMC Electronic Materials Inc.(a)	170,552	2,614,562
Microchip Technology Inc.	60,132	1,693,317
Micron Technology Inc.(a)	338,219	3,514,095
National Semiconductor Corp.	97,762	1,412,661
Novellus Systems Inc.(a)	39,545	988,625
Texas Instruments Inc.	334,421	8,183,282

		87,525,535
SOFTWARE – 0.75%
Automatic Data Processing Inc.	211,286	9,395,888
CA Inc.	121,492	2,851,417

Compuware Corp.(a)	93,201	782,888
Electronic Arts Inc.(a)	153,055	2,856,006
Fidelity National Information Services Inc.	247,624	5,804,307
Fiserv Inc.(a)	45,914	2,330,595
Novell Inc.(a)	262,917	1,574,873
Paychex Inc.	106,420	3,267,094
Total System Services Inc.(b)	76,211	1,193,464

		30,056,532
TELECOMMUNICATIONS – 4.17%
AT&T Inc.	2,207,452	57,040,560
CenturyTel Inc.	223,723	7,933,218
Frontier Communications Corp.(b)	234,232	1,742,686
Harris Corp.	36,559	1,736,187
JDS Uniphase Corp.(a)	59,972	751,449
MetroPCS Communications Inc.(a)	195,742	1,385,853
Motorola Inc.(a)	1,729,486	12,140,992
Qwest Communications International Inc.	1,115,155	5,821,109
Sprint Nextel Corp.(a)	2,225,486	8,456,847
Tellabs Inc.	188,177	1,424,500
Verizon Communications Inc.	2,121,196	65,799,500
Windstream Corp.	195,328	2,127,122

		166,360,023
TEXTILES – 0.07%
Cintas Corp.	98,659	2,771,331

		2,771,331
TOYS, GAMES & HOBBIES – 0.06%
Mattel Inc.	111,038	2,525,004

		2,525,004
TRANSPORTATION – 2.02%
C.H. Robinson Worldwide Inc.	45,180	2,523,303
CSX Corp.	107,755	5,484,729
Expeditors International of Washington Inc.	75,916	2,802,819
FedEx Corp.	234,071	21,862,231
Norfolk Southern Corp.	157,439	8,799,266
Ryder System Inc.	40,334	1,563,346
Union Pacific Corp.	158,748	11,636,228
United Parcel Service Inc. Class B	401,048	25,831,502

		80,503,424
TOTAL COMMON STOCKS

(Cost: $4,215,578,026)		3,986,835,877

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.62%

MONEY MARKET FUNDS – 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	19,451,463	19,451,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	3,522,093	3,522,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,011,062	2,011,062

		24,984,618
TOTAL SHORT-TERM INVESTMENTS

(Cost: $24,984,618)		24,984,618

TOTAL INVESTMENTS IN SECURITIES – 100.47%
(Cost: $4,240,562,644)		4,011,820,495
Other Assets, Less Liabilities – (0.47)%		(18,892,911)

NET ASSETS – 100.00%		$3,992,927,584

NVS – Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	17,942	$190,365
Interpublic Group of Companies Inc. (The)(a)	219,169	1,823,486
Lamar Advertising Co. Class A(a)	26,457	908,798
Omnicom Group Inc.	143,454	5,567,450

		8,490,099
AEROSPACE & DEFENSE – 2.12%
Alliant Techsystems Inc.(a)	15,136	1,230,557
BE Aerospace Inc.(a)	43,502	1,324,636
Boeing Co. (The)	334,841	24,312,805
General Dynamics Corp.	159,649	12,324,903
Goodrich Corp.	56,905	4,012,941
L-3 Communications Holdings Inc.	53,806	4,930,244
Lockheed Martin Corp.	139,132	11,578,565
Northrop Grumman Corp.	139,617	9,154,687
Raytheon Co.	181,958	10,393,441
Rockwell Collins Inc.	72,814	4,557,428
Spirit AeroSystems Holdings Inc. Class A(a)	47,915	1,120,253
TransDigm Group Inc.	18,119	961,032
United Technologies Corp.	385,789	28,397,928

		114,299,420
AGRICULTURE – 1.98%
Altria Group Inc.	953,024	19,556,052
Archer-Daniels-Midland Co.	296,442	8,567,174
Bunge Ltd.(b)	61,870	3,813,048
Lorillard Inc.	71,762	5,399,373
Monsanto Co.	251,500	17,962,130
Philip Morris International Inc.	904,721	47,190,247
Reynolds American Inc.	78,035	4,212,329

		106,700,353
AIRLINES – 0.25%
AMR Corp.(a)	154,180	1,404,580
Continental Airlines Inc. Class B(a)	63,458	1,394,172
Copa Holdings SA Class A	13,592	826,394
Delta Air Lines Inc.(a)	354,840	5,177,116
Southwest Airlines Co.	342,265	4,524,743

		13,327,005
APPAREL – 0.51%
Coach Inc.	146,205	5,778,022
Guess? Inc.	26,757	1,257,044
Hanesbrands Inc.(a)	43,145	1,200,294
Nike Inc. Class B	166,838	12,262,593
Phillips-Van Heusen Corp.	23,631	1,355,474
Polo Ralph Lauren Corp.	25,281	2,149,896
VF Corp.	40,940	3,281,341

		27,284,664
AUTO MANUFACTURERS – 0.55%
Ford Motor Co.(a)(b)	1,527,289	19,198,023
Navistar International Corp.(a)	28,815	1,288,895
Oshkosh Corp.(a)	41,273	1,664,953
PACCAR Inc.	167,781	7,271,629

		29,423,500
AUTO PARTS & EQUIPMENT – 0.33%
Autoliv Inc.(a)(b)	39,538	2,037,393
BorgWarner Inc.(a)	53,620	2,047,212
Federal-Mogul Corp. Class A(a)	10,201	187,290
Goodyear Tire & Rubber Co. (The)(a)	112,580	1,423,011
Johnson Controls Inc.	309,915	10,224,096
TRW Automotive Holdings Corp.(a)	26,628	761,028
WABCO Holdings Inc.(a)	29,860	893,411

		17,573,441
BANKS – 5.24%
Associated Banc-Corp	79,780	1,100,964
BancorpSouth Inc.	38,276	802,265
Bank of America Corp.	4,587,030	81,878,485
Bank of Hawaii Corp.	21,777	978,876
Bank of New York Mellon Corp. (The)	550,856	17,010,433
BB&T Corp.	316,192	10,241,459
BOK Financial Corp.	9,407	493,303
CapitalSource Inc.	112,675	629,853
City National Corp.	20,115	1,085,607
Comerica Inc.	81,295	3,092,462
Commerce Bancshares Inc.	29,316	1,206,060
Cullen/Frost Bankers Inc.	24,050	1,341,990
Fifth Third Bancorp	367,173	4,989,881
First Citizens BancShares Inc. Class A	2,712	539,037
First Horizon National Corp.(a)	103,843	1,458,994
Fulton Financial Corp.	81,137	826,786
Huntington Bancshares Inc.	329,086	1,767,192
KeyCorp	405,614	3,143,508
M&T Bank Corp.(b)	35,190	2,793,382
Marshall & Ilsley Corp.	243,140	1,957,277
Northern Trust Corp.	110,940	6,130,544
PNC Financial Services Group Inc. (The)(c)	238,706	14,250,748
Popular Inc.(a)	294,958	858,328
Regions Financial Corp.	530,648	4,165,587
State Street Corp.	228,004	10,292,101
SunTrust Banks Inc.	230,271	6,168,960
Synovus Financial Corp.	174,648	574,592
TCF Financial Corp.	65,414	1,042,699
U.S. Bancorp	874,848	22,641,066
Valley National Bancorp	70,829	1,088,642
Wells Fargo & Co.	2,387,625	74,302,890

Whitney Holding Corp.	45,057	621,336
Wilmington Trust Corp.	42,020	696,271
Zions Bancorporation	69,721	1,521,312

		281,692,890
BEVERAGES – 2.33%
Brown-Forman Corp. Class B NVS	41,846	2,487,745
Coca-Cola Co. (The)	1,067,729	58,725,095
Coca-Cola Enterprises Inc.	141,887	3,924,594
Constellation Brands Inc. Class A(a)	88,766	1,459,313
Dr Pepper Snapple Group Inc.	117,221	4,122,663
Green Mountain Coffee Roasters Inc.(a)	15,950	1,544,279
Hansen Natural Corp.(a)	31,989	1,387,683
Molson Coors Brewing Co. Class B NVS	59,022	2,482,465
PepsiCo Inc.	745,454	49,319,237

		125,453,074
BIOTECHNOLOGY – 1.36%
Abraxis BioScience Inc.(a)	3,058	158,252
Alexion Pharmaceuticals Inc.(a)	40,571	2,205,845
Amgen Inc.(a)	466,874	27,900,390
Biogen Idec Inc.(a)	124,230	7,125,833
Bio-Rad Laboratories Inc. Class A(a)	8,723	903,005
Celgene Corp.(a)	212,541	13,169,040
Charles River Laboratories International Inc.(a)	30,481	1,198,208
Genzyme Corp.(a)	124,389	6,447,082
Illumina Inc.(a)	57,000	2,217,300
Life Technologies Corp.(a)	80,876	4,227,388
Millipore Corp.(a)	25,433	2,685,725
Myriad Genetics Inc.(a)	43,922	1,056,324
Talecris Biotherapeutics Holdings Corp.(a)	23,146	461,068
Vertex Pharmaceuticals Inc.(a)	88,997	3,637,307

		73,392,767
BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.(a)	9,791	355,511
Eagle Materials Inc.	20,016	531,225
Lennox International Inc.	21,355	946,454
Martin Marietta Materials Inc.(b)	20,652	1,725,475
Masco Corp.	166,609	2,585,772
Owens Corning(a)	38,927	990,303
USG Corp.(a)(b)	19,208	329,609

		7,464,349
CHEMICALS – 1.80%
Air Products and Chemicals Inc.	96,923	7,167,456
Airgas Inc.	37,391	2,378,815
Albemarle Corp.	42,000	1,790,460
Ashland Inc.	36,081	1,903,994
Cabot Corp.	30,119	915,618
Celanese Corp. Series A	72,205	2,299,729

CF Industries Holdings Inc.	22,457	2,047,629
Cytec Industries Inc.	21,642	1,011,547
Dow Chemical Co. (The)	512,552	15,156,163
E.I. du Pont de Nemours and Co.	416,290	15,502,640
Eastman Chemical Co.	33,735	2,148,245
Ecolab Inc.	109,263	4,802,109
FMC Corp.	33,731	2,042,075
Huntsman Corp.	74,197	894,074
International Flavors & Fragrances Inc.	36,513	1,740,575
Intrepid Potash Inc.(a)(b)	18,498	561,044
Lubrizol Corp.	30,987	2,842,128
Mosaic Co. (The)	73,018	4,437,304
PPG Industries Inc.	75,862	4,961,375
Praxair Inc.	141,969	11,783,427
RPM International Inc.	59,190	1,263,115
Sherwin-Williams Co. (The)	42,928	2,905,367
Sigma-Aldrich Corp.	56,495	3,031,522
Terra Industries Inc.	45,804	2,095,991
Valhi Inc.	2,916	57,387
Valspar Corp. (The)	46,378	1,367,223

		97,107,012
COAL – 0.34%
Alpha Natural Resources Inc.(a)	55,196	2,753,728
Arch Coal Inc.	75,027	1,714,367
CONSOL Energy Inc.	81,826	3,490,697
Massey Energy Co.	44,476	2,325,650
Peabody Energy Corp.	123,012	5,621,648
Walter Energy Inc.	24,299	2,242,069

		18,148,159
COMMERCIAL SERVICES – 1.69%
Aaron’s Inc.	21,618	720,744
Alliance Data Systems Corp.(a)	24,511	1,568,459
Apollo Group Inc. Class A(a)	61,318	3,758,180
Brink’s Home Security Holdings Inc.(a)	20,773	883,891
Career Education Corp.(a)	31,985	1,012,005
Convergys Corp.(a)	45,472	557,487
Corrections Corp. of America(a)	53,826	1,068,984
DeVry Inc.	28,670	1,869,284
Education Management Corp.(a)	10,648	233,191
Equifax Inc.	58,481	2,093,620
FTI Consulting Inc.(a)	21,429	842,588
Genpact Ltd.(a)	27,925	468,302
H&R Block Inc.	156,632	2,788,050
Hertz Global Holdings Inc.(a)(b)	86,765	866,782
Hewitt Associates Inc. Class A(a)	38,764	1,542,032
Hillenbrand Inc.	28,156	619,150
Interactive Data Corp.	16,319	522,208
Iron Mountain Inc.	83,185	2,279,269
ITT Educational Services Inc.(a)(b)	16,452	1,850,521

KAR Auction Services Inc.(a)	12,725	191,638
Lender Processing Services Inc.	44,105	1,664,964
Manpower Inc.	36,024	2,057,691
MasterCard Inc. Class A	39,255	9,970,770
McKesson Corp.	125,211	8,228,867
Monster Worldwide Inc.(a)(b)	58,402	970,057
Moody’s Corp.	85,971	2,557,637
Morningstar Inc.(a)	9,361	450,170
Pharmaceutical Product Development Inc.	48,599	1,154,226
Quanta Services Inc.(a)	96,773	1,854,171
R.R. Donnelley & Sons Co.	95,238	2,033,331
Robert Half International Inc.	70,258	2,137,951
SAIC Inc.(a)	183,453	3,247,118
Service Corp. International	114,305	1,049,320
Strayer Education Inc.(b)	6,530	1,590,186
Verisk Analytics Inc. Class A(a)	45,381	1,279,744
Visa Inc. Class A	207,093	18,851,676
Weight Watchers International Inc.	15,601	398,294
Western Union Co.	323,964	5,494,429

		90,726,987
COMPUTERS – 5.63%
Apple Inc.(a)	411,461	96,664,533
Brocade Communications Systems Inc.(a)	204,197	1,165,965
Cadence Design Systems Inc.(a)	122,657	816,896
Cognizant Technology Solutions Corp. Class A(a)	134,951	6,879,802
Computer Sciences Corp.(a)	69,924	3,810,159
Dell Inc.(a)	790,979	11,872,595
Diebold Inc.	30,316	962,836
DST Systems Inc.	17,872	740,794
EMC Corp.(a)	927,553	16,733,056
FactSet Research Systems Inc.	19,217	1,409,951
Hewlett-Packard Co.	1,102,979	58,623,334
IHS Inc. Class A(a)	21,861	1,168,908
International Business Machines Corp.	609,458	78,162,988
Lexmark International Inc. Class A(a)	36,163	1,304,761
MICROS Systems Inc.(a)	36,730	1,207,682
NCR Corp.(a)	72,798	1,004,612
NetApp Inc.(a)	153,150	4,986,564
SanDisk Corp.(a)	104,591	3,621,986
Seagate Technology(a)	226,097	4,128,531
Synopsys Inc.(a)	67,038	1,499,640
Teradata Corp.(a)	80,081	2,313,540
Western Digital Corp.(a)	102,503	3,996,592

		303,075,725
COSMETICS & PERSONAL CARE – 2.15%
Alberto-Culver Co.	39,206	1,025,237
Avon Products Inc.	196,673	6,661,315
Colgate-Palmolive Co.	230,253	19,631,371
Estee Lauder Companies Inc. (The) Class A	51,078	3,313,430

Procter & Gamble Co. (The)	1,344,328	85,055,633

		115,686,986
DISTRIBUTION & WHOLESALE – 0.27%
Central European Distribution Corp.(a)	28,328	991,763
Fastenal Co.	61,240	2,938,908
Genuine Parts Co.	73,149	3,089,814
Ingram Micro Inc. Class A(a)	75,151	1,318,900
LKQ Corp.(a)	63,917	1,297,515
Tech Data Corp.(a)	22,796	955,152
W.W. Grainger Inc.	28,232	3,052,444
WESCO International Inc.(a)(b)	19,754	685,661

		14,330,157
DIVERSIFIED FINANCIAL SERVICES – 5.22%
Affiliated Managers Group Inc.(a)	19,099	1,508,821
American Express Co.	467,668	19,295,982
AmeriCredit Corp.(a)	41,744	991,837
Ameriprise Financial Inc.	117,702	5,338,963
BlackRock Inc.(c)	14,732	3,208,040
Capital One Financial Corp.	207,912	8,609,636
Charles Schwab Corp. (The)	438,422	8,194,107
Citigroup Inc.(a)	8,720,386	35,317,563
CME Group Inc.	30,637	9,684,662
Discover Financial Services	247,174	3,682,893
Eaton Vance Corp.	53,467	1,793,283
Federated Investors Inc. Class B	41,221	1,087,410
Franklin Resources Inc.	69,612	7,719,971
GLG Partners Inc.(a)(b)	84,074	258,107
Goldman Sachs Group Inc. (The)	232,190	39,618,580
Greenhill & Co. Inc.	9,612	789,049
Interactive Brokers Group Inc. Class A(a)	19,580	316,217
IntercontinentalExchange Inc.(a)	33,688	3,779,120
Invesco Ltd.	191,790	4,202,119
Investment Technology Group Inc.(a)	19,790	330,295
Janus Capital Group Inc.	83,733	1,196,545
Jefferies Group Inc.(b)	53,878	1,275,292
JPMorgan Chase & Co.	1,832,220	81,991,845
Lazard Ltd. Class A(b)	35,669	1,273,383
Legg Mason Inc.	73,731	2,113,868
Morgan Stanley	626,416	18,347,725
NASDAQ OMX Group Inc. (The)(a)	63,008	1,330,729
NYSE Euronext Inc.	119,632	3,542,304
Raymond James Financial Inc.(b)	44,485	1,189,529
SLM Corp.(a)	215,675	2,700,251
Student Loan Corp. (The)	1,720	61,112
T. Rowe Price Group Inc.	117,879	6,475,093
TD AMERITRADE Holding Corp.(a)	120,467	2,296,101
Waddell & Reed Financial Inc. Class A	39,692	1,430,500

		280,950,932

ELECTRIC – 3.12%
AES Corp. (The)(a)	308,542	3,393,962
Allegheny Energy Inc.	78,057	1,795,311
Alliant Energy Corp.	50,565	1,681,792
Ameren Corp.	109,088	2,845,015
American Electric Power Co. Inc.	219,888	7,515,772
Calpine Corp.(a)	155,483	1,848,693
CenterPoint Energy Inc.	179,614	2,579,257
CMS Energy Corp.	104,489	1,615,400
Consolidated Edison Inc.	126,611	5,639,254
Constellation Energy Group Inc.	84,491	2,966,479
Dominion Resources Inc.	272,417	11,199,063
DPL Inc.	53,218	1,446,997
DTE Energy Co.	75,741	3,378,049
Duke Energy Corp.	594,323	9,699,351
Dynegy Inc. Class A(a)	224,892	283,364
Edison International	150,414	5,139,646
Entergy Corp.	90,581	7,368,764
Exelon Corp.	304,181	13,326,170
FirstEnergy Corp.	140,372	5,487,141
FPL Group Inc.	189,684	9,167,428
Great Plains Energy Inc.	62,708	1,164,488
Hawaiian Electric Industries Inc.	41,503	931,742
Integrys Energy Group Inc.	35,438	1,679,052
ITC Holdings Corp.	22,805	1,254,275
MDU Resources Group Inc.	85,525	1,845,629
Mirant Corp.(a)	65,731	713,839
Northeast Utilities	81,270	2,246,303
NRG Energy Inc.(a)	120,914	2,527,103
NSTAR	49,092	1,738,839
NV Energy Inc.	107,320	1,323,256
OGE Energy Corp.	44,056	1,715,541
Ormat Technologies Inc.	8,714	245,212
Pepco Holdings Inc.	101,827	1,746,333
PG&E Corp.	170,158	7,218,102
Pinnacle West Capital Corp.	46,387	1,750,182
PPL Corp.	172,937	4,792,084
Progress Energy Inc.	128,404	5,053,981
Public Service Enterprise Group Inc.	233,735	6,899,857
RRI Energy Inc.(a)	163,874	604,695
SCANA Corp.	56,102	2,108,874
Southern Co.	361,287	11,980,277
TECO Energy Inc.	99,222	1,576,638
Westar Energy Inc.	49,809	1,110,741
Wisconsin Energy Corp.	53,869	2,661,667
Xcel Energy Inc.	210,807	4,469,108

		167,734,726
ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
A123 Systems Inc.(a)(b)	13,062	179,472
AMETEK Inc.	49,859	2,067,154

Emerson Electric Co.	346,267	17,431,081
Energizer Holdings Inc.(a)	32,113	2,015,412
General Cable Corp.(a)	23,818	643,086
Hubbell Inc. Class B	27,666	1,395,196
Molex Inc.	60,687	1,265,931
SunPower Corp. Class A(a)(b)	44,096	833,414

		25,830,746
ELECTRONICS – 0.79%
Agilent Technologies Inc.(a)	157,717	5,423,888
Amphenol Corp. Class A	79,182	3,340,689
Arrow Electronics Inc.(a)	55,537	1,673,330
Avnet Inc.(a)	69,102	2,073,060
AVX Corp.	21,971	311,988
Dolby Laboratories Inc. Class A(a)	24,005	1,408,373
FLIR Systems Inc.(a)	69,573	1,961,959
Garmin Ltd.(b)	52,291	2,012,158
Gentex Corp.	63,045	1,224,334
Itron Inc.(a)	18,080	1,312,066
Jabil Circuit Inc.	87,154	1,411,023
Mettler-Toledo International Inc.(a)	15,669	1,711,055
National Instruments Corp.	26,349	878,739
PerkinElmer Inc.	53,271	1,273,177
Thermo Fisher Scientific Inc.(a)	193,155	9,935,893
Thomas & Betts Corp.(a)	24,637	966,756
Trimble Navigation Ltd.(a)	54,518	1,565,757
Vishay Intertechnology Inc.(a)	84,504	864,476
Waters Corp.(a)	44,633	3,014,513

		42,363,234
ENERGY - ALTERNATE SOURCES – 0.07%
Covanta Holding Corp.(a)	58,941	981,957
First Solar Inc.(a)(b)	23,760	2,914,164

		3,896,121
ENGINEERING & CONSTRUCTION – 0.29%
AECOM Technology Corp.(a)	43,911	1,245,755
Fluor Corp.	83,187	3,869,027
Jacobs Engineering Group Inc.(a)	56,769	2,565,391
KBR Inc.	74,763	1,656,748
McDermott International Inc.(a)	105,730	2,846,252
Shaw Group Inc. (The)(a)	38,178	1,314,087
URS Corp.(a)	38,355	1,902,792

		15,400,052
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A(a)	33,574	1,322,480
International Game Technology	136,980	2,527,281
International Speedway Corp. Class A	13,941	359,260
Madison Square Garden Inc. Class A(a)	27,128	589,492
Penn National Gaming Inc.(a)	30,880	858,464

Regal Entertainment Group Class A	37,544	659,648
Scientific Games Corp. Class A(a)	30,165	424,723
Warner Music Group Corp.(a)	19,607	135,484

		6,876,832
ENVIRONMENTAL CONTROL – 0.32%
Nalco Holding Co.	64,198	1,561,937
Republic Services Inc.	147,956	4,293,683
Stericycle Inc.(a)(b)	39,304	2,142,068
Waste Connections Inc.(a)	36,577	1,242,155
Waste Management Inc.	227,290	7,825,595

		17,065,438
FOOD – 1.93%
Campbell Soup Co.	90,362	3,194,297
ConAgra Foods Inc.	205,858	5,160,860
Corn Products International Inc.	33,973	1,177,504
Dean Foods Co.(a)	82,610	1,296,151
Del Monte Foods Co.	90,566	1,322,264
Flowers Foods Inc.	35,141	869,388
General Mills Inc.	151,903	10,753,213
H.J. Heinz Co.	145,274	6,625,947
Hershey Co. (The)	71,192	3,047,730
Hormel Foods Corp.	32,398	1,361,040
J.M. Smucker Co. (The)	54,709	3,296,764
Kellogg Co.	117,523	6,279,254
Kraft Foods Inc. Class A	797,060	24,103,094
Kroger Co. (The)	300,599	6,510,974
McCormick & Co. Inc. NVS	59,962	2,300,142
Ralcorp Holdings Inc.(a)	25,986	1,761,331
Safeway Inc.	179,343	4,458,467
Sara Lee Corp.	319,670	4,453,003
Smithfield Foods Inc.(a)	64,582	1,339,431
SUPERVALU Inc.	97,801	1,631,321
Sysco Corp.	272,566	8,040,697
Tyson Foods Inc. Class A	138,779	2,657,618
Whole Foods Market Inc.(a)(b)	61,330	2,217,079

		103,857,569
FOREST PRODUCTS & PAPER – 0.31%
International Paper Co.	199,676	4,914,026
MeadWestvaco Corp.	79,349	2,027,367
Plum Creek Timber Co. Inc.(b)	74,644	2,904,398
Rayonier Inc.	36,493	1,657,877
Temple-Inland Inc.	48,547	991,815
Weyerhaeuser Co.	97,658	4,420,978

		16,916,461
GAS – 0.28%
AGL Resources Inc.	35,394	1,367,978
Atmos Energy Corp.	42,718	1,220,453

Energen Corp.	32,945	1,532,931
NiSource Inc.	126,546	1,999,427
Sempra Energy	112,657	5,621,584
Southern Union Co.	51,228	1,299,654
UGI Corp.	49,879	1,323,789
Vectren Corp.	37,154	918,447

		15,284,263
HAND & MACHINE TOOLS – 0.14%
Kennametal Inc.	37,545	1,055,765
Lincoln Electric Holdings Inc.	19,751	1,073,072
Snap-on Inc.	26,584	1,152,151
Stanley Black & Decker Inc.	71,701	4,116,354

		7,397,342
HEALTH CARE - PRODUCTS – 3.64%
Baxter International Inc.	278,773	16,224,589
Beckman Coulter Inc.	31,617	1,985,548
Becton, Dickinson and Co.	110,677	8,713,600
Boston Scientific Corp.(a)	695,907	5,024,449
C.R. Bard Inc.	45,849	3,971,440
CareFusion Corp.(a)	82,852	2,189,778
Cooper Companies Inc. (The)	21,265	826,783
DENTSPLY International Inc.	68,010	2,370,148
Edwards Lifesciences Corp.(a)	25,664	2,537,656
Gen-Probe Inc.(a)	22,918	1,145,900
Henry Schein Inc.(a)	41,445	2,441,110
Hill-Rom Holdings Inc.	28,337	771,050
Hologic Inc.(a)	118,719	2,201,050
IDEXX Laboratories Inc.(a)	27,371	1,575,201
Intuitive Surgical Inc.(a)	17,430	6,067,906
Inverness Medical Innovations Inc.(a)	37,317	1,453,497
Johnson & Johnson	1,270,931	82,864,701
Kinetic Concepts Inc.(a)	28,241	1,350,202
Medtronic Inc.	516,041	23,237,326
Patterson Companies Inc.	46,647	1,448,389
ResMed Inc.(a)(b)	34,958	2,225,077
St. Jude Medical Inc.(a)	150,142	6,163,329
Stryker Corp.	156,244	8,940,282
TECHNE Corp.	17,332	1,103,875
Varian Medical Systems Inc.(a)	57,947	3,206,208
Zimmer Holdings Inc.(a)	93,524	5,536,621

		195,575,715
HEALTH CARE - SERVICES – 1.25%
Aetna Inc.	206,420	7,247,406
Brookdale Senior Living Inc.(a)	20,231	421,412
Community Health Systems Inc.(a)	42,906	1,584,519
Covance Inc.(a)(b)	29,269	1,796,824
Coventry Health Care Inc.(a)	68,479	1,692,801
DaVita Inc.(a)	47,898	3,036,733

Health Management Associates Inc. Class A(a)	112,933	971,224
Health Net Inc.(a)	48,280	1,200,724
Humana Inc.(a)	78,542	3,673,409
Laboratory Corp. of America Holdings(a)(b)	49,777	3,768,617
LifePoint Hospitals Inc.(a)	24,751	910,342
Lincare Holdings Inc.(a)	31,970	1,434,814
MEDNAX Inc.(a)	21,241	1,236,014
Quest Diagnostics Inc.	71,552	4,170,766
Tenet Healthcare Corp.(a)	219,961	1,258,177
UnitedHealth Group Inc.	548,186	17,909,237
Universal Health Services Inc. Class B	41,951	1,472,061
WellPoint Inc.(a)	211,638	13,625,254

		67,410,334
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	86,175	2,138,002

		2,138,002
HOME BUILDERS – 0.18%
D.R. Horton Inc.	128,217	1,615,534
KB Home	35,873	600,873
Lennar Corp. Class A	72,494	1,247,622
M.D.C. Holdings Inc.	17,014	588,855
NVR Inc.(a)	2,826	2,053,089
Pulte Homes Inc.(a)	153,313	1,724,771
Thor Industries Inc.	15,176	458,467
Toll Brothers Inc.(a)	62,075	1,291,160

		9,580,371
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.(a)	32,090	1,501,170
Whirlpool Corp.	34,105	2,975,661

		4,476,831
HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	52,358	1,906,355
Church & Dwight Co. Inc.	32,326	2,164,226
Clorox Co. (The)	64,246	4,120,738
Fortune Brands Inc.	69,510	3,371,930
Jarden Corp.	40,067	1,333,830
Kimberly-Clark Corp.	191,260	12,026,429
Scotts Miracle-Gro Co. (The) Class A	20,559	952,910

		25,876,418
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	126,915	1,929,108
Toro Co. (The)	15,493	761,791

		2,690,899
INSURANCE – 3.04%
Aflac Inc.	215,845	11,718,224

Alleghany Corp.(a)	2,615	760,442
Allied World Assurance Holdings Ltd.	23,147	1,038,143
Allstate Corp. (The)	247,865	8,008,518
American Financial Group Inc.	39,299	1,118,057
American International Group Inc.(a)(b)	55,498	1,894,702
American National Insurance Co.	7,443	845,078
Aon Corp.	127,327	5,438,136
Arch Capital Group Ltd.(a)(b)	21,033	1,603,766
Arthur J. Gallagher & Co.	46,395	1,138,997
Aspen Insurance Holdings Ltd.	38,172	1,100,880
Assurant Inc.	54,434	1,871,441
Axis Capital Holdings Ltd.	60,828	1,901,483
Brown & Brown Inc.	53,651	961,426
Chubb Corp.	153,003	7,933,206
CIGNA Corp.	125,698	4,598,033
Cincinnati Financial Corp.	66,693	1,927,428
CNA Financial Corp.(a)	11,922	318,556
Endurance Specialty Holdings Ltd.	21,511	799,134
Erie Indemnity Co. Class A	13,785	594,547
Everest Re Group Ltd.	28,315	2,291,533
Fidelity National Financial Inc. Class A	109,075	1,616,491
First American Corp.	46,169	1,562,359
Genworth Financial Inc. Class A(a)	225,221	4,130,553
Hanover Insurance Group Inc. (The)	22,024	960,467
Hartford Financial Services Group Inc. (The)	204,591	5,814,476
HCC Insurance Holdings Inc.	52,079	1,437,380
Lincoln National Corp.	139,060	4,269,142
Loews Corp.	151,391	5,643,856
Markel Corp.(a)	4,490	1,682,223
Marsh & McLennan Companies Inc.	241,408	5,895,183
MBIA Inc.(a)	61,130	383,285
Mercury General Corp.	12,276	536,707
MetLife Inc.	266,451	11,547,986
Old Republic International Corp.	111,471	1,413,452
OneBeacon Insurance Group Ltd.(b)	9,687	167,101
PartnerRe Ltd.	38,172	3,043,072
Principal Financial Group Inc.	142,687	4,167,887
Progressive Corp. (The)	314,620	6,006,096
Protective Life Corp.	39,678	872,519
Prudential Financial Inc.	212,723	12,869,741
Reinsurance Group of America Inc.	33,404	1,754,378
RenaissanceRe Holdings Ltd.	28,808	1,635,142
StanCorp Financial Group Inc.	22,552	1,074,152
Symetra Financial Corp.(a)	16,086	212,013
Torchmark Corp.	38,244	2,046,436
Transatlantic Holdings Inc.	12,388	654,086
Travelers Companies Inc. (The)	237,029	12,785,344
Unitrin Inc.	18,947	531,463
Unum Group	153,461	3,801,229
Validus Holdings Ltd.	43,436	1,195,793
W.R. Berkley Corp.	62,158	1,621,702

Wesco Financial Corp.	631	243,250
White Mountains Insurance Group Ltd.	3,610	1,281,550
XL Capital Ltd. Class A	157,729	2,981,078

		163,699,322
INTERNET – 2.62%
Akamai Technologies Inc.(a)(b)	79,847	2,507,994
Amazon.com Inc.(a)	151,504	20,563,638
AOL Inc.(a)	50,501	1,276,665
eBay Inc.(a)	516,253	13,913,018
Equinix Inc.(a)	17,400	1,693,716
Expedia Inc.	85,239	2,127,565
F5 Networks Inc.(a)	36,438	2,241,301
Google Inc. Class A(a)	110,453	62,627,956
IAC/InterActiveCorp(a)	38,854	883,540
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	273,870	4,192,950
McAfee Inc.(a)	71,722	2,878,204
Netflix Inc.(a)	18,470	1,361,978
Priceline.com Inc.(a)	20,226	5,157,630
Sohu.com Inc.(a)	13,722	749,221
Symantec Corp.(a)	378,836	6,409,905
VeriSign Inc.(a)	89,054	2,316,295
WebMD Health Corp.(a)(b)	24,764	1,148,554
Yahoo! Inc.(a)	548,413	9,065,267

		141,115,397
IRON & STEEL – 0.43%
AK Steel Holding Corp.	49,669	1,135,433
Allegheny Technologies Inc.	45,491	2,456,059
Carpenter Technology Corp.	20,248	741,077
Cliffs Natural Resources Inc.	60,219	4,272,538
Nucor Corp.	144,805	6,571,251
Reliance Steel & Aluminum Co.	28,738	1,414,772
Schnitzer Steel Industries Inc. Class A	9,869	518,419
Steel Dynamics Inc.	99,348	1,735,610
United States Steel Corp.	66,323	4,212,837

		23,057,996
LEISURE TIME – 0.26%
Carnival Corp.	201,616	7,838,830
Harley-Davidson Inc.	108,606	3,048,570
Royal Caribbean Cruises Ltd.(a)(b)	60,749	2,004,110
WMS Industries Inc.(a)	24,332	1,020,484

		13,911,994
LODGING – 0.34%
Boyd Gaming Corp.(a)(b)	24,933	246,338
Choice Hotels International Inc.	13,649	475,122
Hyatt Hotels Corp. Class A(a)	20,285	790,304
Las Vegas Sands Corp.(a)(b)	137,765	2,913,730
Marriott International Inc. Class A	138,620	4,369,302

MGM MIRAGE(a)(b)	90,863	1,090,356
Starwood Hotels & Resorts Worldwide Inc.	86,337	4,026,758
Wyndham Worldwide Corp.	82,662	2,126,893
Wynn Resorts Ltd.	30,877	2,341,403

		18,380,206
MACHINERY – 1.02%
AGCO Corp.(a)	42,544	1,526,053
Bucyrus International Inc.	37,326	2,463,143
Caterpillar Inc.	277,306	17,428,682
Cummins Inc.	92,796	5,748,712
Deere & Co.	195,166	11,604,570
Flowserve Corp.	25,869	2,852,575
* Gardner Denver Inc.	23,980	1,056,079
Graco Inc.	27,144	868,608
IDEX Corp.	36,902	1,221,456
Joy Global Inc.	47,231	2,673,275
Manitowoc Co. Inc. (The)	61,364	797,732
Rockwell Automation Inc.	65,212	3,675,348
Terex Corp.(a)	49,072	1,114,425
Wabtec Corp.	21,827	919,353
Zebra Technologies Corp. Class A(a)	26,781	792,718

		54,742,729
MANUFACTURING – 3.53%
AptarGroup Inc.	31,162	1,226,225
Brink’s Co. (The)	22,164	625,690
Carlisle Companies Inc.	27,823	1,060,056
Crane Co.	22,908	813,234
Danaher Corp.	119,352	9,537,418
Donaldson Co. Inc.	35,880	1,618,906
Dover Corp.	86,048	4,022,744
Eaton Corp.	76,419	5,790,268
General Electric Co.	4,884,157	88,891,657
Harsco Corp.	37,322	1,192,065
Honeywell International Inc.	342,685	15,513,350
Illinois Tool Works Inc.	207,266	9,816,118
ITT Corp.	84,012	4,503,883
Leggett & Platt Inc.	69,040	1,494,026
Pall Corp.	54,518	2,207,434
Parker Hannifin Corp.	73,915	4,785,257
Pentair Inc.	45,346	1,615,225
Roper Industries Inc.	41,642	2,408,573
SPX Corp.	22,360	1,482,915
Teleflex Inc.	18,187	1,165,241
Textron Inc.	124,628	2,645,852
3M Co.	320,190	26,758,278
Trinity Industries Inc.	36,925	737,023

		189,911,438
MEDIA – 2.82%

Cablevision NY Group Class A	108,217	2,612,358
CBS Corp. Class B NVS	280,267	3,906,922
Central European Media Enterprises Ltd. Class A(a)(b)	15,571	456,386
Comcast Corp. Class A	1,325,492	24,945,759
CTC Media Inc.	15,771	271,577
DIRECTV Class A(a)	450,507	15,231,642
Discovery Communications Inc. Series C(a)	130,134	3,827,241
DISH Network Corp. Class A	93,235	1,941,153
Gannett Co. Inc.	107,742	1,779,898
John Wiley & Sons Inc. Class A	19,275	834,222
Liberty Global Inc. Series A(a)	122,165	3,562,331
Liberty Media Corp. - Liberty Capital Group Series A(a)	37,300	1,356,601
Liberty Media Corp. - Liberty Starz Group Series A(a)	24,005	1,312,593
McGraw-Hill Companies Inc. (The)	145,174	5,175,453
Meredith Corp.(b)	15,885	546,603
New York Times Co. (The) Class A(a)	48,243	536,945
News Corp. Class A NVS	1,048,870	15,114,217
Scripps Networks Interactive Inc. Class A	40,079	1,777,504
Time Warner Cable Inc.	162,399	8,657,491
Time Warner Inc.	551,350	17,240,714
Viacom Inc. Class B NVS(a)	250,769	8,621,438
Walt Disney Co. (The)	873,139	30,481,282
Washington Post Co. (The) Class B	2,818	1,251,699

		151,442,029
METAL FABRICATE & HARDWARE – 0.21%
Commercial Metals Co.	52,122	784,957
Precision Castparts Corp.	64,718	8,200,418
Timken Co. (The)	44,272	1,328,603
Valmont Industries Inc.	9,514	788,045

		11,102,023
MINING – 0.77%
Alcoa Inc.	448,893	6,392,236
Compass Minerals International Inc.	14,887	1,194,384
Freeport-McMoRan Copper & Gold Inc.	189,701	15,847,622
Newmont Mining Corp.	221,021	11,256,600
Royal Gold Inc.	19,093	882,288
Southern Copper Corp.	81,476	2,580,345
Titanium Metals Corp.(a)	39,773	659,834
Vulcan Materials Co.(b)	57,704	2,725,937

		41,539,246
OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	95,193	2,327,469
Xerox Corp.	605,935	5,907,866

		8,235,335
OIL & GAS – 8.51%

Anadarko Petroleum Corp.	230,005	16,751,264
Apache Corp.	154,420	15,673,630
Atwood Oceanics Inc.(a)	26,235	908,518
Cabot Oil & Gas Corp.	47,692	1,755,066
Chesapeake Energy Corp.	289,318	6,839,478
Chevron Corp.	924,601	70,112,494
Cimarex Energy Co.	38,343	2,276,807
CNX Gas Corp.(a)	11,188	425,703
Cobalt International Energy Inc.(a)	32,658	444,149
Comstock Resources Inc.(a)	21,784	692,731
Concho Resources Inc.(a)	37,647	1,895,903
ConocoPhillips	683,322	34,965,587
Continental Resources Inc.(a)	13,748	584,977
Denbury Resources Inc.(a)	182,801	3,083,853
Devon Energy Corp.	204,968	13,206,088
Diamond Offshore Drilling Inc.(b)	31,889	2,832,062
EOG Resources Inc.	115,561	10,740,239
EQT Corp.	66,325	2,719,325
EXCO Resources Inc.	64,740	1,189,921
Exxon Mobil Corp.	2,250,639	150,747,800
Forest Oil Corp.(a)	51,636	1,333,242
Frontier Oil Corp.	48,819	659,056
Helmerich & Payne Inc.	48,481	1,846,156
Hess Corp.	134,090	8,387,329
Holly Corp.	19,218	536,374
Marathon Oil Corp.	326,809	10,340,237
Mariner Energy Inc.(a)	46,916	702,333
Murphy Oil Corp.	88,095	4,950,058
Nabors Industries Ltd.(a)(b)	130,478	2,561,283
Newfield Exploration Co.(a)	61,031	3,176,664
Noble Energy Inc.	79,951	5,836,423
Occidental Petroleum Corp.	373,854	31,605,617
Patterson-UTI Energy Inc.	70,751	988,391
Petrohawk Energy Corp.(a)	138,927	2,817,440
Pioneer Natural Resources Co.	52,854	2,976,737
Plains Exploration & Production Co.(a)	64,291	1,928,087
Pride International Inc.(a)	80,072	2,410,968
Quicksilver Resources Inc.(a)	54,968	773,400
Range Resources Corp.	72,421	3,394,372
Rowan Companies Inc.(a)	51,590	1,501,785
SandRidge Energy Inc.(a)(b)	64,994	500,454
Seahawk Drilling Inc.(a)	5,268	99,302
Southwestern Energy Co.(a)	158,729	6,463,445
St. Mary Land & Exploration Co.	28,498	992,015
Sunoco Inc.	54,501	1,619,225
Tesoro Corp.(b)	63,094	877,007
Unit Corp.(a)	18,998	803,235
Valero Energy Corp.	259,797	5,118,001
Whiting Petroleum Corp.(a)	23,446	1,895,375
XTO Energy Inc.	267,676	12,628,954

		457,568,560

OIL & GAS SERVICES – 1.60%
Baker Hughes Inc.	142,666	6,682,475
BJ Services Co.	133,964	2,866,830
Cameron International Corp.(a)	110,667	4,743,188
Dresser-Rand Group Inc.(a)	38,271	1,202,475
Exterran Holdings Inc.(a)	28,296	683,914
FMC Technologies Inc.(a)	56,803	3,671,178
Halliburton Co.	414,241	12,481,081
Helix Energy Solutions Group Inc.(a)	47,615	620,423
National Oilwell Varco Inc.	193,080	7,835,186
Oceaneering International Inc.(a)	25,086	1,592,710
Oil States International Inc.(a)	22,834	1,035,294
Schlumberger Ltd.	551,807	35,017,672
SEACOR Holdings Inc.(a)	10,457	843,462
Smith International Inc.	113,823	4,873,901
Superior Energy Services Inc.(a)	36,344	763,951
Tidewater Inc.	24,097	1,139,065

		86,052,805

PACKAGING & CONTAINERS – 0.28%
Ball Corp.	43,619	2,328,382
Bemis Co. Inc.	49,805	1,430,400
Crown Holdings Inc.(a)	73,787	1,989,298
Greif Inc. Class A	15,134	831,159
Owens-Illinois Inc.(a)	77,529	2,755,381
Packaging Corp. of America	47,283	1,163,635
Pactiv Corp.(a)	60,469	1,522,609
Sealed Air Corp.	73,903	1,557,875
Sonoco Products Co.	45,787	1,409,782

		14,988,521

PHARMACEUTICALS – 5.52%
Abbott Laboratories	712,794	37,549,988
Allergan Inc.	140,593	9,183,535
AmerisourceBergen Corp.	131,717	3,809,256
Amylin Pharmaceuticals Inc.(a)	64,562	1,451,999
BioMarin Pharmaceutical Inc.(a)	45,508	1,063,522
Bristol-Myers Squibb Co.	789,015	21,066,701
Cardinal Health Inc.	166,002	5,981,052
Cephalon Inc.(a)(b)	34,100	2,311,298
Dendreon Corp.(a)(b)	61,527	2,243,890
Eli Lilly and Co.	466,960	16,913,291
Endo Pharmaceuticals Holdings Inc.(a)	54,278	1,285,846
Express Scripts Inc.(a)	126,709	12,893,908
Forest Laboratories Inc.(a)	139,616	4,378,358
Gilead Sciences Inc.(a)	417,756	18,999,543
Herbalife Ltd.	28,221	1,301,553
Hospira Inc.(a)	74,063	4,195,669
King Pharmaceuticals Inc.(a)	114,061	1,341,357
Mead Johnson Nutrition Co. Class A	94,315	4,907,209

Medco Health Solutions Inc.(a)	222,736	14,379,836
Merck & Co. Inc.	1,406,530	52,533,896
Mylan Inc.(a)(b)	141,001	3,202,133
NBTY Inc.(a)	24,714	1,185,778
Omnicare Inc.	54,294	1,535,977
OSI Pharmaceuticals Inc.(a)	26,693	1,589,568
Perrigo Co.	36,983	2,171,642
Pfizer Inc.	3,718,155	63,766,358
United Therapeutics Corp.(a)	21,287	1,177,810
Valeant Pharmaceuticals International(a)(b)	29,787	1,278,160
VCA Antech Inc.(a)	39,514	1,107,577
Watson Pharmaceuticals Inc.(a)	48,404	2,021,835

		296,828,545

PIPELINES – 0.44%
El Paso Corp.	322,833	3,499,510
National Fuel Gas Co.	32,816	1,658,849
ONEOK Inc.	47,916	2,187,365
Questar Corp.	79,933	3,453,106
Spectra Energy Corp.	297,959	6,713,016
Williams Companies Inc. (The)	267,002	6,167,746

		23,679,592

REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	122,570	1,942,735
Forest City Enterprises Inc. Class A(a)	49,794	717,532
Jones Lang LaSalle Inc.	19,276	1,405,028
St. Joe Co. (The)(a)(b)	42,361	1,370,378

		5,435,673
REAL ESTATE INVESTMENT TRUSTS – 1.74%
Alexandria Real Estate Equities Inc.	20,435	1,381,406
AMB Property Corp.	67,972	1,851,557
Annaly Capital Management Inc.	250,799	4,308,727
Apartment Investment and Management Co. Class A	54,519	1,003,695
AvalonBay Communities Inc.	36,824	3,179,752
Boston Properties Inc.	63,920	4,822,125
Brandywine Realty Trust	57,919	707,191
BRE Properties Inc. Class A	24,574	878,521
Camden Property Trust	30,878	1,285,451
Chimera Investment Corp.	307,264	1,195,257
Corporate Office Properties Trust	26,177	1,050,483
Digital Realty Trust Inc.(b)	35,104	1,902,637
Douglas Emmett Inc.	52,608	808,585
Duke Realty Corp.	104,069	1,290,456
Equity Residential	126,123	4,937,715
Essex Property Trust Inc.	13,475	1,212,076
Federal Realty Investment Trust	27,240	1,983,344
HCP Inc.	135,274	4,464,042
Health Care REIT Inc.	55,254	2,499,138
Hospitality Properties Trust	56,395	1,350,660

Host Hotels & Resorts Inc.	301,225	4,412,946
HRPT Properties Trust	119,120	926,754
Kimco Realty Corp.	187,495	2,932,422
Liberty Property Trust	51,509	1,748,215
Macerich Co. (The)	45,253	1,733,642
Mack-Cali Realty Corp.	36,390	1,282,748
Nationwide Health Properties Inc.	52,640	1,850,296
Piedmont Office Realty Trust Inc. Class A	23,801	472,450
ProLogis	218,837	2,888,648
Public Storage	61,821	5,686,914
Realty Income Corp.	47,814	1,467,412
Regency Centers Corp.	41,413	1,551,745
Senior Housing Properties Trust	58,696	1,300,116
Simon Property Group Inc.	111,112	9,322,297
SL Green Realty Corp.	35,245	2,018,481
Taubman Centers Inc.	24,753	988,140
UDR Inc.	69,080	1,218,571
Ventas Inc.	72,223	3,429,148
Vornado Realty Trust	70,833	5,362,058
Weingarten Realty Investors	47,677	1,027,916

		93,733,737
RETAIL – 6.14%
Abercrombie & Fitch Co. Class A	40,696	1,857,365
Advance Auto Parts Inc.	44,208	1,853,199
Aeropostale Inc.(a)	43,694	1,259,698
American Eagle Outfitters Inc.	79,195	1,466,691
AutoNation Inc.(a)(b)	33,820	611,466
AutoZone Inc.(a)	13,757	2,381,199
Barnes & Noble Inc.	16,537	357,530
Bed Bath & Beyond Inc.(a)	120,452	5,270,980
Best Buy Co. Inc.	155,572	6,618,033
Big Lots Inc.(a)	37,652	1,371,286
BJ’s Wholesale Club Inc.(a)	25,573	945,945
Brinker International Inc.	46,928	904,772
Burger King Holdings Inc.	48,550	1,032,173
CarMax Inc.(a)	102,211	2,567,540
Chico’s FAS Inc.	80,706	1,163,781
Chipotle Mexican Grill Inc.(a)	14,721	1,658,615
Copart Inc.(a)	30,879	1,099,292
Costco Wholesale Corp.	200,407	11,966,302
CVS Caremark Corp.	671,303	24,542,838
Darden Restaurants Inc.	63,579	2,831,809
Dick’s Sporting Goods Inc.(a)	40,044	1,045,549
Dollar General Corp.(a)	15,779	398,420
Dollar Tree Inc.(a)(b)	41,395	2,451,412
Family Dollar Stores Inc.	64,436	2,359,002
Foot Locker Inc.	70,731	1,063,794
GameStop Corp. Class A(a)	76,342	1,672,653
Gap Inc. (The)	222,755	5,147,868
Home Depot Inc. (The)	782,141	25,302,261

J.C. Penney Co. Inc.	102,068	3,283,528
Kohl’s Corp.(a)	140,805	7,713,298
Limited Brands Inc.	121,866	3,000,341
Lowe’s Companies Inc.	679,175	16,463,202
Macy’s Inc.	194,059	4,224,664
McDonald’s Corp.	508,837	33,949,605
MSC Industrial Direct Co. Inc. Class A	19,449	986,453
Nordstrom Inc.	76,360	3,119,306
Office Depot Inc.(a)	124,564	994,021
O’Reilly Automotive Inc.(a)	62,678	2,614,299
Panera Bread Co. Class A(a)	12,552	960,102
Penske Automotive Group Inc.(a)	16,779	241,953
PetSmart Inc.	58,302	1,863,332
RadioShack Corp.	58,142	1,315,753
Rite Aid Corp.(a)(b)	263,503	395,255
Ross Stores Inc.	58,194	3,111,633
Sears Holdings Corp.(a)	23,018	2,495,842
Signet Jewelers Ltd.(a)	38,966	1,260,160
Staples Inc.	330,534	7,731,190
Starbucks Corp.(a)	339,799	8,246,922
Target Corp.	346,577	18,229,950
Tiffany & Co.	57,176	2,715,288
TJX Companies Inc. (The)	190,584	8,103,632
Urban Outfitters Inc.(a)	58,956	2,242,097
Walgreen Co.	456,983	16,949,499
Wal-Mart Stores Inc.	1,019,657	56,692,929
Wendy’s/Arby’s Group Inc. Class A	158,669	793,345
Williams-Sonoma Inc.	43,009	1,130,707
Yum! Brands Inc.	212,844	8,158,311

		330,188,090
SAVINGS & LOANS – 0.23%
Capitol Federal Financial	9,053	339,125
First Niagara Financial Group Inc.	87,171	1,239,572
Hudson City Bancorp Inc.	214,825	3,041,922
New York Community Bancorp Inc.	196,099	3,243,477
People’s United Financial Inc.	171,796	2,686,889
TFS Financial Corp.	39,466	526,871
Washington Federal Inc.	51,705	1,050,646

		12,128,502
SEMICONDUCTORS – 2.78%
Advanced Micro Devices Inc.(a)	259,212	2,402,895
Altera Corp.	135,732	3,299,645
Analog Devices Inc.	134,132	3,865,684
Applied Materials Inc.	613,816	8,274,240
Atmel Corp.(a)	205,424	1,033,283
Broadcom Corp. Class A	226,590	7,518,256
Cree Inc.(a)	47,622	3,344,017
Cypress Semiconductor Corp.(a)	71,379	820,859
Fairchild Semiconductor International Inc.(a)	58,502	623,046

Integrated Device Technology Inc.(a)	74,887	459,057
Intel Corp.	2,575,922	57,340,024
International Rectifier Corp.(a)	32,376	741,410
Intersil Corp. Class A	56,996	841,261
KLA-Tencor Corp.	78,558	2,429,013
Lam Research Corp.(a)	58,682	2,190,012
Linear Technology Corp.	102,997	2,912,755
LSI Corp.(a)	300,162	1,836,991
Marvell Technology Group Ltd.(a)	237,831	4,846,996
Maxim Integrated Products Inc.	140,682	2,727,824
MEMC Electronic Materials Inc.(a)	103,586	1,587,973
Microchip Technology Inc.	84,101	2,368,284
Micron Technology Inc.(a)	389,307	4,044,900
National Semiconductor Corp.	105,339	1,522,149
Novellus Systems Inc.(a)	44,586	1,114,650
NVIDIA Corp.(a)	251,218	4,366,169
ON Semiconductor Corp.(a)	194,138	1,553,104
PMC-Sierra Inc.(a)	101,392	904,417
QLogic Corp.(a)	54,282	1,101,925
Rambus Inc.(a)(b)	47,948	1,047,664
Rovi Corp.(a)	46,432	1,724,020
Silicon Laboratories Inc.(a)	20,883	995,493
Teradyne Inc.(a)	79,822	891,612
Texas Instruments Inc.	588,009	14,388,580
Varian Semiconductor Equipment Associates Inc.(a)	33,524	1,110,315
Xilinx Inc.	125,924	3,211,062

		149,439,585
SOFTWARE – 4.32%
Activision Blizzard Inc.	258,984	3,123,347
Adobe Systems Inc.(a)	241,832	8,553,598
Allscripts-Misys Healthcare Solutions Inc.(a)(b)	29,570	578,389
ANSYS Inc.(a)	40,081	1,729,094
Autodesk Inc.(a)	104,657	3,079,009
Automatic Data Processing Inc.	231,631	10,300,631
BMC Software Inc.(a)	84,958	3,228,404
Broadridge Financial Solutions Inc.	65,436	1,399,022
CA Inc.	180,485	4,235,983
Cerner Corp.(a)	30,809	2,620,614
Citrix Systems Inc.(a)	83,758	3,975,992
Compuware Corp.(a)	105,033	882,277
Dun & Bradstreet Corp. (The)	24,659	1,835,123
Electronic Arts Inc.(a)	148,173	2,764,908
Emdeon Inc. Class A(a)	12,751	210,647
Fidelity National Information Services Inc.	152,387	3,571,951
Fiserv Inc.(a)	71,776	3,643,350
Global Payments Inc.	37,371	1,702,249
Intuit Inc.(a)	148,573	5,101,997
Microsoft Corp.	3,554,722	104,046,713
MSCI Inc. Class A(a)	45,904	1,657,134
Novell Inc.(a)	156,856	939,567

Nuance Communications Inc.(a)	106,099	1,765,487
Oracle Corp.	1,762,910	45,289,158
Paychex Inc.	148,032	4,544,582
Red Hat Inc.(a)	86,525	2,532,587
Salesforce.com Inc.(a)	50,003	3,722,723
SEI Investments Co.	56,143	1,233,462
Sybase Inc.(a)	38,126	1,777,434
Total System Services Inc.	74,530	1,167,140
VMware Inc. Class A(a)	23,366	1,245,408

		232,457,980
TELECOMMUNICATIONS – 5.49%
Amdocs Ltd.(a)	89,708	2,701,108
American Tower Corp. Class A(a)	183,725	7,828,522
AT&T Inc.	2,721,211	70,316,092
CenturyTel Inc.	137,066	4,860,360
Ciena Corp.(a)(b)	42,573	648,813
Cisco Systems Inc.(a)	2,660,277	69,247,010
Clearwire Corp. Class A(a)(b)	30,319	216,781
CommScope Inc.(a)	43,223	1,211,108
Corning Inc.	717,495	14,500,574
Crown Castle International Corp.(a)	134,374	5,137,118
EchoStar Corp. Class A(a)	17,722	359,402
Frontier Communications Corp.(b)	145,038	1,079,083
Harris Corp.	61,133	2,903,206
JDS Uniphase Corp.(a)	96,436	1,208,343
Juniper Networks Inc.(a)	241,273	7,402,256
Leap Wireless International Inc.(a)	26,824	438,841
Level 3 Communications Inc.(a)	747,249	1,210,543
MetroPCS Communications Inc.(a)	116,456	824,508
Motorola Inc.(a)	1,058,507	7,430,719
NeuStar Inc. Class A(a)	33,617	847,148
NII Holdings Inc.(a)	76,216	3,175,159
QUALCOMM Inc.	763,328	32,052,143
Qwest Communications International Inc.	682,286	3,561,533
SBA Communications Corp. Class A(a)	53,653	1,935,264
Sprint Nextel Corp.(a)	1,314,203	4,993,971
Telephone and Data Systems Inc.	39,647	1,342,051
Tellabs Inc.	183,063	1,385,787
tw telecom inc.(a)	68,028	1,234,708
United States Cellular Corp.(a)	7,556	312,667
Verizon Communications Inc.	1,310,127	40,640,140
Virgin Media Inc.	132,777	2,291,731
Windstream Corp.	207,095	2,255,265

		295,551,954
TEXTILES – 0.06%
Cintas Corp.	60,444	1,697,872
Mohawk Industries Inc.(a)	25,594	1,391,802

		3,089,674

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	57,559	2,203,359
Mattel Inc.	165,903	3,772,634

		5,975,993
TRANSPORTATION – 1.63%
Alexander & Baldwin Inc.	18,492	611,161
C.H. Robinson Worldwide Inc.	78,443	4,381,042
Con-way Inc.	22,587	793,255
CSX Corp.	180,749	9,200,124
Expeditors International of Washington Inc.	98,184	3,624,953
FedEx Corp.	143,765	13,427,651
Frontline Ltd.(b)	23,858	730,771
J.B. Hunt Transport Services Inc.	40,016	1,435,774
Kansas City Southern Industries Inc.(a)	44,681	1,616,112
Kirby Corp.(a)	24,723	943,182
Landstar System Inc.	23,540	988,209
Norfolk Southern Corp.	169,482	9,472,349
Overseas Shipholding Group Inc.	12,222	479,469
Ryder System Inc.	26,138	1,013,109
Teekay Corp.	19,757	449,274
Union Pacific Corp.	232,295	17,027,224
United Parcel Service Inc. Class B	318,777	20,532,427
UTi Worldwide Inc.	46,264	708,764

		87,434,850
TRUCKING & LEASING – 0.01%
GATX Corp.	22,269	638,007

		638,007
WATER – 0.03%
American Water Works Co. Inc.	31,929	694,775
Aqua America Inc.	61,952	1,088,497

		1,783,272

TOTAL COMMON STOCKS
(Cost: $6,089,689,395)		5,369,611,929

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.50%

MONEY MARKET FUNDS – 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	64,795,204	64,795,204
BlackRock Cash Funds: Prime, SL Agency Shares

0.16%(c)(d)(e)	11,732,523	11,732,523
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%[c,d]	4,349,948	4,349,948

		80,877,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,877,675)		80,877,675

TOTAL INVESTMENTS IN SECURITIES – 101.33%
(Cost: $6,170,567,070)		5,450,489,604
Other Assets, Less Liabilities – (1.33)%		(71,750,073)

NET ASSETS – 100.00%		$5,378,739,531

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e )	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.21%
Omnicom Group Inc.	606,580	$23,541,370

		23,541,370
AEROSPACE & DEFENSE – 2.29%
Alliant Techsystems Inc.(a)	64,242	5,222,875
BE Aerospace Inc.(a)	90,348	2,751,097
Boeing Co. (The)	116,601	8,466,399
General Dynamics Corp.	64,362	4,968,746
Goodrich Corp.	241,707	17,045,178
Lockheed Martin Corp.	588,709	48,992,363
Northrop Grumman Corp.	70,322	4,611,014
Raytheon Co.	592,106	33,821,095
Rockwell Collins Inc.	309,082	19,345,442
Spirit AeroSystems Holdings Inc. Class A(a)	65,757	1,537,399
TransDigm Group Inc.	77,114	4,090,127
United Technologies Corp.	1,499,110	110,349,487

		261,201,222
AGRICULTURE – 3.50%
Altria Group Inc.	4,036,919	82,837,578
Archer-Daniels-Midland Co.	702,777	20,310,255
Lorillard Inc.	269,066	20,244,526
Monsanto Co.	1,065,595	76,104,795
Philip Morris International Inc.	3,829,040	199,722,726

		399,219,880
AIRLINES – 0.38%
AMR Corp.(a)	649,511	5,917,045
Continental Airlines Inc. Class B(a)	268,919	5,908,150
Copa Holdings SA Class A	58,618	3,563,974
Delta Air Lines Inc.(a)	1,505,584	21,966,471
Southwest Airlines Co.	453,290	5,992,494

		43,348,134
APPAREL – 0.90%
Coach Inc.	619,730	24,491,730
Guess? Inc.	113,740	5,343,505
Hanesbrands Inc.(a)	185,787	5,168,594
Nike Inc. Class B	705,038	51,820,293
Phillips-Van Heusen Corp.	65,505	3,757,367
Polo Ralph Lauren Corp.	101,380	8,621,355
VF Corp.	39,210	3,142,681

		102,345,525
AUTO MANUFACTURERS – 0.30%
Navistar International Corp.(a)	122,861	5,495,573
PACCAR Inc.	655,553	28,411,667

		33,907,240

AUTO PARTS & EQUIPMENT – 0.37%
BorgWarner Inc.(a)	211,466	8,073,772
Federal-Mogul Corp. Class A(a)	12,018	220,650
Goodyear Tire & Rubber Co. (The)(a)	471,138	5,955,184
Johnson Controls Inc.	720,488	23,768,899
TRW Automotive Holdings Corp.(a)	28,127	803,870
WABCO Holdings Inc.(a)	110,174	3,296,406

		42,118,781
BANKS – 0.99%
Bank of New York Mellon Corp. (The)	478,256	14,768,545
BOK Financial Corp.	13,161	690,163
CapitalSource Inc.	82,474	461,030
Commerce Bancshares Inc.	41,968	1,726,564
Northern Trust Corp.	470,205	25,983,528
State Street Corp.	513,588	23,183,362
Wells Fargo & Co.	1,494,997	46,524,307

		113,337,499
BEVERAGES – 3.86%
Brown-Forman Corp. Class B NVS	146,432	8,705,383
Coca-Cola Co. (The)	3,551,877	195,353,235
Coca-Cola Enterprises Inc.	511,634	14,151,796
Green Mountain Coffee Roasters Inc.(a)	67,387	6,524,409
Hansen Natural Corp.(a)	134,466	5,833,135
Molson Coors Brewing Co. Class B NVS	14,146	594,981
PepsiCo Inc.	3,154,970	208,732,815

		439,895,754
BIOTECHNOLOGY – 2.69%
Abraxis BioScience Inc.(a)	13,933	721,033
Alexion Pharmaceuticals Inc.(a)	171,530	9,326,086
Amgen Inc.(a)	1,976,216	118,098,668
Biogen Idec Inc.(a)	526,084	30,176,178
Bio-Rad Laboratories Inc. Class A(a)	37,324	3,863,780
Celgene Corp.(a)	898,144	55,649,002
Charles River Laboratories International Inc.(a)(b)	85,271	3,352,003
Genzyme Corp.(a)	526,406	27,283,623
Illumina Inc.(a)(b)	240,486	9,354,905
Life Technologies Corp.(a)	302,010	15,786,063
Millipore Corp.(a)	108,236	11,429,722
Myriad Genetics Inc.(a)	187,492	4,509,183
Talecris Biotherapeutics Holdings Corp.(a)	97,904	1,950,248
Vertex Pharmaceuticals Inc.(a)	378,167	15,455,685

		306,956,179
BUILDING MATERIALS – 0.15%
Armstrong World Industries Inc.(a)	17,261	626,747
Eagle Materials Inc.	84,547	2,243,877
Lennox International Inc.	90,418	4,007,326

Martin Marietta Materials Inc.(b)	33,704	2,815,969
Masco Corp.	331,865	5,150,545
Owens Corning(a)	72,535	1,845,290

		16,689,754
CHEMICALS – 1.74%
Air Products and Chemicals Inc.	141,247	10,445,216
Albemarle Corp.	10,377	442,372
Ashland Inc.	11,876	626,697
Celanese Corp. Series A	305,804	9,739,857
CF Industries Holdings Inc.	78,387	7,147,327
E.I. du Pont de Nemours and Co.	583,644	21,734,903
Ecolab Inc.	461,470	20,281,606
FMC Corp.	121,062	7,329,093
International Flavors & Fragrances Inc.	145,474	6,934,746
Intrepid Potash Inc.(a)(b)	74,105	2,247,605
Lubrizol Corp.	115,074	10,554,587
Mosaic Co. (The)	308,728	18,761,401
Praxair Inc.	599,951	49,795,933
RPM International Inc.	131,268	2,801,259
Sherwin-Williams Co. (The)	155,307	10,511,178
Sigma-Aldrich Corp.	238,059	12,774,246
Terra Industries Inc.	133,087	6,090,061
Valhi Inc.	4,077	80,235

		198,298,322
COAL – 0.60%
Alpha Natural Resources Inc.(a)	233,874	11,667,974
CONSOL Energy Inc.	355,874	15,181,585
Massey Energy Co.	150,730	7,881,672
Peabody Energy Corp.	521,715	23,842,375
Walter Energy Inc.	103,417	9,542,287

		68,115,893
COMMERCIAL SERVICES – 2.76%
Aaron’s Inc.	92,604	3,087,417
Alliance Data Systems Corp.(a)(b)	103,458	6,620,277
Apollo Group Inc. Class A(a)	258,844	15,864,549
Brink’s Home Security Holdings Inc.(a)	89,979	3,828,606
Career Education Corp.(a)(b)	124,646	3,943,799
Convergys Corp.(a)	24,344	298,457
Corrections Corp. of America(a)	25,446	505,358
DeVry Inc.	121,596	7,928,059
Education Management Corp.(a)	28,438	622,792
Equifax Inc.	193,245	6,918,171
FTI Consulting Inc.(a)	90,705	3,566,521
Genpact Ltd.(a)	121,099	2,030,830
H&R Block Inc.	664,588	11,829,666
Hewitt Associates Inc. Class A(a)	163,313	6,496,591
Hillenbrand Inc.	46,048	1,012,596
Interactive Data Corp.	32,854	1,051,328

Iron Mountain Inc.	351,556	9,632,634
ITT Educational Services Inc.(a)(b)	69,177	7,781,029
KAR Auction Services Inc.(a)	34,097	513,501
Lender Processing Services Inc.	186,543	7,041,998
MasterCard Inc. Class A	166,097	42,188,638
McKesson Corp.	259,546	17,057,363
Monster Worldwide Inc.(a)(b)	143,068	2,376,359
Moody’s Corp.(b)	366,278	10,896,770
Morningstar Inc.(a)	37,816	1,818,571
Pharmaceutical Product Development Inc.	206,235	4,898,081
R.R. Donnelley & Sons Co.	102,672	2,192,047
Robert Half International Inc.	298,589	9,086,063
SAIC Inc.(a)	570,804	10,103,231
Strayer Education Inc.(b)	27,273	6,641,521
Verisk Analytics Inc. Class A(a)	143,704	4,052,453
Visa Inc. Class A	877,313	79,861,802
Weight Watchers International Inc.	6,243	159,384
Western Union Co.	1,368,256	23,205,622

		315,112,084
COMPUTERS – 9.84%
Apple Inc.(a)	1,741,400	409,107,102
Brocade Communications Systems Inc.(a)	302,827	1,729,142
Cadence Design Systems Inc.(a)	511,924	3,409,414
Cognizant Technology Solutions Corp. Class A(a)	570,031	29,060,180
Dell Inc.(a)	3,342,597	50,172,381
Diebold Inc.	114,126	3,624,642
DST Systems Inc.	65,698	2,723,182
EMC Corp.(a)	409,277	7,383,357
FactSet Research Systems Inc.(b)	81,745	5,997,631
Hewlett-Packard Co.	3,613,124	192,037,541
IHS Inc. Class A(a)	93,682	5,009,177
International Business Machines Corp.	2,579,373	330,804,587
MICROS Systems Inc.(a)	157,662	5,183,927
NCR Corp.(a)	308,227	4,253,533
NetApp Inc.(a)	649,355	21,142,999
SanDisk Corp.(a)	212,843	7,370,753
Seagate Technology(a)	863,317	15,764,168
Synopsys Inc.(a)	177,564	3,972,107
Teradata Corp.(a)	275,001	7,944,779
Western Digital Corp.(a)	391,849	15,278,193

		1,121,968,795
COSMETICS & PERSONAL CARE – 3.20%
Alberto-Culver Co.	142,538	3,727,369
Avon Products Inc.	833,054	28,215,539
Colgate-Palmolive Co.	975,363	83,159,449
Estee Lauder Companies Inc. (The) Class A	216,575	14,049,220
Procter & Gamble Co. (The)	3,726,650	235,785,145

		364,936,722

DISTRIBUTION & WHOLESALE – 0.28%
Fastenal Co.(b)	258,007	12,381,756
LKQ Corp.(a)	274,633	5,575,050
W.W. Grainger Inc.	119,993	12,973,643
WESCO International Inc.(a)(b)	43,117	1,496,591

		32,427,040
DIVERSIFIED FINANCIAL SERVICES – 1.92%
Affiliated Managers Group Inc.(a)	80,824	6,385,096
American Express Co.	362,348	14,950,478
AmeriCredit Corp.(a)	52,907	1,257,070
Ameriprise Financial Inc.	38,926	1,765,683
BlackRock Inc.(c)	21,001	4,573,178
Capital One Financial Corp.	248,576	10,293,532
Charles Schwab Corp. (The)	1,852,782	34,628,496
CME Group Inc.	7,572	2,393,585
Eaton Vance Corp.	227,914	7,644,236
Federated Investors Inc. Class B	160,899	4,244,516
Franklin Resources Inc.	132,223	14,663,531
GLG Partners Inc.(a)	368,549	1,131,445
Goldman Sachs Group Inc. (The)	60,830	10,379,423
Greenhill & Co. Inc.(b)	39,748	3,262,913
IntercontinentalExchange Inc.(a)	142,128	15,943,919
Invesco Ltd.	64,474	1,412,625
Investment Technology Group Inc.(a)	6,895	115,078
Janus Capital Group Inc.	310,327	4,434,573
Jefferies Group Inc.(b)	171,964	4,070,388
Lazard Ltd. Class A(b)	149,569	5,339,613
Morgan Stanley	615,360	18,023,894
NASDAQ OMX Group Inc. (The)(a)	116,641	2,463,458
NYSE Euronext Inc.	129,841	3,844,592
SLM Corp.(a)	196,920	2,465,438
Student Loan Corp. (The)	1,401	49,778
T. Rowe Price Group Inc.	498,519	27,383,649
TD AMERITRADE Holding Corp.(a)	509,713	9,715,130
Waddell & Reed Financial Inc. Class A	168,674	6,079,011

		218,914,328
ELECTRIC – 0.72%
AES Corp. (The)(a)	1,048,736	11,536,096
Allegheny Energy Inc.	202,844	4,665,412
Calpine Corp.(a)	356,042	4,233,339
CenterPoint Energy Inc.	640,525	9,197,939
Constellation Energy Group Inc.	300,311	10,543,919
DPL Inc.	28,496	774,806
Exelon Corp.	112,329	4,921,133
FPL Group Inc.	105,325	5,090,357
Integrys Energy Group Inc.	32,663	1,547,573
ITC Holdings Corp.	96,769	5,322,295
NV Energy Inc.	194,282	2,395,497
Ormat Technologies Inc.	37,899	1,066,478

PPL Corp.	733,757	20,332,406

		81,627,250
ELECTRICAL COMPONENTS & EQUIPMENT – 0.83%
A123 Systems Inc.(a)(b)	37,497	515,209
AMETEK Inc.	209,965	8,705,149
Emerson Electric Co.	1,467,262	73,861,969
Energizer Holdings Inc.(a)	113,444	7,119,745
Hubbell Inc. Class B	13,810	696,438
Molex Inc.	21,989	458,691
SunPower Corp. Class A(a)(b)	188,703	3,566,487

		94,923,688
ELECTRONICS – 1.01%
Agilent Technologies Inc.(a)	669,317	23,017,812
Amphenol Corp. Class A	334,048	14,093,485
Arrow Electronics Inc.(a)	96,277	2,900,826
Avnet Inc.(a)	98,346	2,950,380
AVX Corp.	20,105	285,491
Dolby Laboratories Inc. Class A(a)	102,086	5,989,386
FLIR Systems Inc.(a)	293,712	8,282,678
Garmin Ltd.(b)	180,194	6,933,865
Gentex Corp.	268,997	5,223,922
Itron Inc.(a)	72,145	5,235,563
Jabil Circuit Inc.	183,746	2,974,848
Mettler-Toledo International Inc.(a)	65,879	7,193,987
National Instruments Corp.	110,319	3,679,139
PerkinElmer Inc.	49,157	1,174,852
Thermo Fisher Scientific Inc.(a)	65,869	3,388,301
Thomas & Betts Corp.(a)	32,519	1,276,046
Trimble Navigation Ltd.(a)	234,158	6,725,018
Vishay Intertechnology Inc.(a)	76,764	785,296
Waters Corp.(a)	188,155	12,707,989

		114,818,884
ENERGY - ALTERNATE SOURCES – 0.11%
First Solar Inc.(a)(b)	100,214	12,291,247

		12,291,247
ENGINEERING & CONSTRUCTION – 0.44%
AECOM Technology Corp.(a)	185,322	5,257,585
Fluor Corp.	350,805	16,315,941
Jacobs Engineering Group Inc.(a)	240,600	10,872,714
McDermott International Inc.(a)	445,911	12,003,924
Shaw Group Inc. (The)(a)	132,277	4,552,974
URS Corp.(a)	20,091	996,715

		49,999,853
ENTERTAINMENT – 0.11%
International Game Technology	480,646	8,867,919
Regal Entertainment Group Class A	80,345	1,411,662

Scientific Games Corp. Class A(a)	123,942	1,745,103
Warner Music Group Corp.(a)	7,452	51,493

		12,076,177
ENVIRONMENTAL CONTROL – 0.48%
Nalco Holding Co.	270,246	6,575,085
Republic Services Inc.	200,009	5,804,261
Stericycle Inc.(a)(b)	165,660	9,028,470
Waste Connections Inc.(a)	115,548	3,924,010
Waste Management Inc.	861,185	29,650,600

		54,982,426
FOOD – 1.66%
Campbell Soup Co.	260,974	9,225,431
Dean Foods Co.(a)	351,787	5,519,538
Flowers Foods Inc.	124,242	3,073,747
General Mills Inc.	264,511	18,724,734
H.J. Heinz Co.	497,319	22,682,720
Hershey Co. (The)	175,479	7,512,256
Hormel Foods Corp.	13,194	554,280
Kellogg Co.	496,410	26,523,186
Kraft Foods Inc. Class A	499,723	15,111,624
Kroger Co. (The)	1,073,159	23,244,624
McCormick & Co. Inc. NVS	254,354	9,757,019
Sara Lee Corp.	335,427	4,672,498
Smithfield Foods Inc.(a)	21,116	437,946
Sysco Corp.	1,151,090	33,957,155
Whole Foods Market Inc.(a)(b)	217,469	7,861,504

		188,858,262
FOREST PRODUCTS & PAPER – 0.07%
Plum Creek Timber Co. Inc.(b)	112,983	4,396,169
Rayonier Inc.	69,449	3,155,068

		7,551,237
HAND & MACHINE TOOLS – 0.01%
Snap-on Inc.	30,559	1,324,427

		1,324,427
HEALTH CARE - PRODUCTS – 5.97%
Baxter International Inc.	1,181,407	68,757,887
Beckman Coulter Inc.	134,084	8,420,475
Becton, Dickinson and Co.	467,391	36,797,693
Boston Scientific Corp.(a)	1,045,827	7,550,871
C.R. Bard Inc.	193,796	16,786,610
DENTSPLY International Inc.	289,809	10,099,844
Edwards Lifesciences Corp.(a)	109,453	10,822,713
Gen-Probe Inc.(a)	96,213	4,810,650
Henry Schein Inc.(a)	175,891	10,359,980
Hill-Rom Holdings Inc.	48,471	1,318,896
Hologic Inc.(a)	48,838	905,457

IDEXX Laboratories Inc.(a)	115,605	6,653,068
Intuitive Surgical Inc.(a)(b)	73,859	25,712,534
Inverness Medical Innovations Inc.(a)	72,951	2,841,441
Johnson & Johnson	4,163,273	271,445,400
Kinetic Concepts Inc.(a)	42,193	2,017,247
Medtronic Inc.	2,185,092	98,394,693
Patterson Companies Inc.	197,086	6,119,520
ResMed Inc.(a)(b)	147,285	9,374,690
St. Jude Medical Inc.(a)	635,284	26,078,408
Stryker Corp.	660,280	37,781,222
TECHNE Corp.	72,712	4,631,027
Varian Medical Systems Inc.(a)(b)	244,661	13,537,093

		681,217,419
HEALTH CARE - SERVICES – 0.79%
Aetna Inc.	186,959	6,564,130
Community Health Systems Inc.(a)	90,059	3,325,879
Covance Inc.(a)(b)	124,667	7,653,307
Coventry Health Care Inc.(a)	81,152	2,006,077
DaVita Inc.(a)	201,806	12,794,500
Health Management Associates Inc. Class A(a)	479,469	4,123,433
Humana Inc.(a)	121,957	5,703,929
Laboratory Corp. of America Holdings(a)(b)	211,356	16,001,763
Lincare Holdings Inc.(a)(b)	108,191	4,855,612
MEDNAX Inc.(a)	28,598	1,664,118
Quest Diagnostics Inc.	303,151	17,670,672
Tenet Healthcare Corp.(a)	632,598	3,618,461
Universal Health Services Inc. Class B	12,954	454,556
WellPoint Inc.(a)	63,739	4,103,517

		90,539,954
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Leucadia National Corp.(a)	132,351	3,283,628

		3,283,628
HOME BUILDERS – 0.04%
KB Home	10,944	183,312
M.D.C. Holdings Inc.	27,684	958,143
NVR Inc.(a)	2,089	1,517,659
Pulte Homes Inc.(a)	69,659	783,664
Thor Industries Inc.	35,737	1,079,615

		4,522,393
HOME FURNISHINGS – 0.03%
Harman International Industries Inc.(a)	75,436	3,528,896

		3,528,896
HOUSEHOLD PRODUCTS & WARES – 0.65%
Avery Dennison Corp.	40,911	1,489,570
Church & Dwight Co. Inc.	137,114	9,179,782
Clorox Co. (The)	240,704	15,438,755

Kimberly-Clark Corp.	703,172	44,215,455
Scotts Miracle-Gro Co. (The) Class A	87,726	4,066,100

		74,389,662
HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	87,056	1,323,251
Toro Co. (The)	65,443	3,217,832

		4,541,083
INSURANCE – 1.19%
Aflac Inc.	912,121	49,519,049
American International Group Inc.(a)(b)	90,287	3,082,398
Arthur J. Gallagher & Co.	182,476	4,479,786
Axis Capital Holdings Ltd.	72,894	2,278,666
Brown & Brown Inc.	166,315	2,980,365
CIGNA Corp.	34,385	1,257,803
CNA Financial Corp.(a)	24,086	643,578
Endurance Specialty Holdings Ltd.	32,755	1,216,848
Erie Indemnity Co. Class A	39,958	1,723,389
Fidelity National Financial Inc. Class A	66,895	991,384
Genworth Financial Inc. Class A(a)	405,089	7,429,332
Hanover Insurance Group Inc. (The)	7,413	323,281
Lincoln National Corp.	182,858	5,613,741
Marsh & McLennan Companies Inc.	76,048	1,857,092
Principal Financial Group Inc.	606,117	17,704,678
Progressive Corp. (The)	134,687	2,571,175
Prudential Financial Inc.	466,566	28,227,243
Reinsurance Group of America Inc.	10,996	577,510
Symetra Financial Corp.(a)	24,079	317,361
Validus Holdings Ltd.	26,175	720,598
W.R. Berkley Corp.	86,884	2,266,804

		135,782,081
INTERNET – 4.59%
Akamai Technologies Inc.(a)(b)	337,899	10,613,408
Amazon.com Inc.(a)	641,720	87,100,656
eBay Inc.(a)	507,942	13,689,037
Equinix Inc.(a)	74,193	7,221,947
Expedia Inc.	326,186	8,141,603
F5 Networks Inc.(a)	153,565	9,445,783
Google Inc. Class A(a)	467,476	265,063,567
IAC/InterActiveCorp(a)	72,184	1,641,464
McAfee Inc.(a)	303,282	12,170,707
Netflix Inc.(a)(b)	78,383	5,779,962
Priceline.com Inc.(a)(b)	85,718	21,858,090
Sohu.com Inc.(a)	58,280	3,182,088
Symantec Corp.(a)	1,601,914	27,104,385
VeriSign Inc.(a)	376,394	9,790,008
WebMD Health Corp.(a)(b)	106,056	4,918,877
Yahoo! Inc.(a)	2,166,941	35,819,535

		523,541,117

IRON & STEEL – 0.03%
Cliffs Natural Resources Inc.	24,307	1,724,582
Schnitzer Steel Industries Inc. Class A	32,791	1,722,511

		3,447,093
LEISURE TIME – 0.19%
Carnival Corp.	387,980	15,084,662
Royal Caribbean Cruises Ltd.(a)(b)	78,274	2,582,259
WMS Industries Inc.(a)	102,454	4,296,921

		21,963,842
LODGING – 0.26%
Choice Hotels International Inc.	15,399	536,039
Hyatt Hotels Corp. Class A(a)	53,379	2,079,646
Las Vegas Sands Corp.(a)(b)	443,163	9,372,897
Marriott International Inc. Class A	275,901	8,696,400
MGM MIRAGE(a)(b)	176,032	2,112,384
Starwood Hotels & Resorts Worldwide Inc.	59,174	2,759,875
Wyndham Worldwide Corp.	153,168	3,941,013

		29,498,254
MACHINERY – 0.83%
Bucyrus International Inc.	35,606	2,349,640
Caterpillar Inc.	587,105	36,899,549
Cummins Inc.	130,392	8,077,784
Deere & Co.	204,861	12,181,035
Flowserve Corp.	109,280	12,050,306
Graco Inc.	53,036	1,697,152
IDEX Corp.	92,561	3,063,769
Joy Global Inc.	175,204	9,916,546
Rockwell Automation Inc.	27,598	1,555,423
Wabtec Corp.	92,799	3,908,694
Zebra Technologies Corp. Class A(a)	106,228	3,144,349

		94,844,247
MANUFACTURING – 2.28%
Brink’s Co. (The)	93,640	2,643,457
Carlisle Companies Inc.	32,210	1,227,201
Crane Co.	49,320	1,750,860
Danaher Corp.	313,729	25,070,084
Donaldson Co. Inc.	151,310	6,827,107
Dover Corp.	257,017	12,015,545
Harsco Corp.	115,195	3,679,328
Honeywell International Inc.	1,452,549	65,756,893
ITT Corp.	34,974	1,874,956
Leggett & Platt Inc.	180,662	3,909,526
Pall Corp.	230,023	9,313,631
Pentair Inc.	52,970	1,886,791
Roper Industries Inc.	151,854	8,783,235
Teleflex Inc.	32,855	2,105,020

3M Co.	1,355,524	113,281,140

		260,124,774
MEDIA – 0.74%
Comcast Corp. Class A	422,009	7,942,209
CTC Media Inc.	65,875	1,134,368
DIRECTV Class A(a)	896,895	30,324,020
Discovery Communications Inc. Series C(a)	509,888	14,995,806
John Wiley & Sons Inc. Class A	80,456	3,482,136
McGraw-Hill Companies Inc. (The)	613,717	21,879,011
New York Times Co. (The) Class A(a)	13,719	152,692
Scripps Networks Interactive Inc. Class A	102,512	4,546,407

		84,456,649
METAL FABRICATE & HARDWARE – 0.33%
Precision Castparts Corp.	273,319	34,632,250
Valmont Industries Inc.	41,043	3,399,592

		38,031,842
MINING – 0.99%
Alcoa Inc.	880,398	12,536,868
Compass Minerals International Inc.	33,827	2,713,940
Freeport-McMoRan Copper & Gold Inc.	487,715	40,743,711
Newmont Mining Corp.	933,999	47,568,569
Royal Gold Inc.	20,048	926,418
Southern Copper Corp.	252,751	8,004,624

		112,494,130
OFFICE & BUSINESS EQUIPMENT – 0.04%
Xerox Corp.	531,957	5,186,581

		5,186,581
OIL & GAS – 2.36%
Atwood Oceanics Inc.(a)	92,831	3,214,738
CNX Gas Corp.(a)	47,439	1,805,054
Cobalt International Energy Inc.(a)	48,752	663,027
Comstock Resources Inc.(a)	7,061	224,540
Continental Resources Inc.(a)(b)	28,498	1,212,590
Diamond Offshore Drilling Inc.	134,785	11,970,256
EQT Corp.	280,910	11,517,310
EXCO Resources Inc.	240,710	4,424,250
Exxon Mobil Corp.	2,457,532	164,605,493
Forest Oil Corp.(a)	79,524	2,053,310
Frontier Oil Corp.	159,976	2,159,676
Helmerich & Payne Inc.	63,761	2,428,019
Holly Corp.	88,495	2,469,895
Mariner Energy Inc.(a)	177,012	2,649,870
Patterson-UTI Energy Inc.	43,138	602,638
Petrohawk Energy Corp.(a)	587,115	11,906,692
Plains Exploration & Production Co.(a)	146,774	4,401,752
Pride International Inc.(a)	158,957	4,786,195

Quicksilver Resources Inc.(a)(b)	230,344	3,240,940
Range Resources Corp.	44,719	2,095,980
Rowan Companies Inc.(a)	38,590	1,123,355
Seahawk Drilling Inc.(a)	10,561	199,075
Southwestern Energy Co.(a)	670,344	27,296,408
St. Mary Land & Exploration Co.	29,748	1,035,528
Tesoro Corp.(b)	109,120	1,516,768

		269,603,359
OIL & GAS SERVICES – 1.11%
Cameron International Corp.(a)	431,923	18,512,220
Dresser-Rand Group Inc.(a)	160,302	5,036,689
Exterran Holdings Inc.(a)	55,928	1,351,780
FMC Technologies Inc.(a)	241,181	15,587,528
Oceaneering International Inc.(a)	107,120	6,801,049
Schlumberger Ltd.	1,060,645	67,308,532
Smith International Inc.	287,980	12,331,304

		126,929,102
PACKAGING & CONTAINERS – 0.26%
Ball Corp.	119,563	6,382,273
Crown Holdings Inc.(a)	312,122	8,414,809
Owens-Illinois Inc.(a)	267,449	9,505,137
Packaging Corp. of America	19,720	485,309
Pactiv Corp.(a)	211,437	5,323,984

		30,111,512
PHARMACEUTICALS – 6.06%
Abbott Laboratories	3,016,782	158,924,076
Allergan Inc.	594,163	38,810,727
AmerisourceBergen Corp.	487,556	14,100,120
Amylin Pharmaceuticals Inc.(a)(b)	274,275	6,168,445
BioMarin Pharmaceutical Inc.(a)	194,648	4,548,924
Bristol-Myers Squibb Co.	1,850,247	49,401,595
Cephalon Inc.(a)(b)	144,107	9,767,572
Dendreon Corp.(a)(b)	260,528	9,501,456
Eli Lilly and Co.	1,036,225	37,532,070
Express Scripts Inc.(a)	535,467	54,489,122
Gilead Sciences Inc.(a)	1,769,694	80,485,683
Herbalife Ltd.	119,823	5,526,237
Hospira Inc.(a)	313,167	17,740,911
Mead Johnson Nutrition Co. Class A	199,875	10,399,496
Medco Health Solutions Inc.(a)	941,979	60,814,164
Merck & Co. Inc.	2,304,150	86,060,003
Mylan Inc.(a)(b)	426,529	9,686,474
NBTY Inc.(a)	72,019	3,455,472
Omnicare Inc.	96,978	2,743,508
OSI Pharmaceuticals Inc.(a)	113,076	6,733,676
Perrigo Co.	155,892	9,153,978
United Therapeutics Corp.(a)	90,689	5,017,822
Valeant Pharmaceuticals International(a)(b)	126,088	5,410,436

VCA Antech Inc.(a)	164,619	4,614,271

		691,086,238
PIPELINES – 0.04%
El Paso Corp.	378,636	4,104,414

		4,104,414
REAL ESTATE – 0.12%
CB Richard Ellis Group Inc. Class A(a)	519,229	8,229,780
St. Joe Co. (The)(a)(b)	181,267	5,863,987

		14,093,767
REAL ESTATE INVESTMENT TRUSTS – 0.61%
Alexandria Real Estate Equities Inc.	18,545	1,253,642
Digital Realty Trust Inc.(b)	148,808	8,065,394
Federal Realty Investment Trust	15,010	1,092,878
HCP Inc.	221,544	7,310,952
Health Care REIT Inc.	118,308	5,351,071
Nationwide Health Properties Inc.	167,404	5,884,251
Piedmont Office Realty Trust Inc. Class A	12,957	257,196
Public Storage	262,269	24,126,125
Simon Property Group Inc.	199,639	16,749,712

		70,091,221
RETAIL – 9.48%
Abercrombie & Fitch Co. Class A	84,782	3,869,450
Advance Auto Parts Inc.	185,962	7,795,527
Aeropostale Inc.(a)	183,539	5,291,429
American Eagle Outfitters Inc.	333,707	6,180,254
AutoNation Inc.(a)	13,595	245,798
AutoZone Inc.(a)	58,188	10,071,761
Barnes & Noble Inc.	15,094	326,332
Bed Bath & Beyond Inc.(a)	509,040	22,275,590
Best Buy Co. Inc.	657,158	27,955,501
Big Lots Inc.(a)	17,806	648,495
BJ’s Wholesale Club Inc.(a)	18,566	686,756
Brinker International Inc.	198,566	3,828,352
Burger King Holdings Inc.	206,571	4,391,699
CarMax Inc.(a)	306,220	7,692,246
Chico’s FAS Inc.	326,303	4,705,289
Chipotle Mexican Grill Inc.(a)	62,172	7,004,919
Copart Inc.(a)	130,924	4,660,894
Costco Wholesale Corp.	846,918	50,569,474
CVS Caremark Corp.	866,495	31,679,057
Darden Restaurants Inc.	267,672	11,922,111
Dick’s Sporting Goods Inc.(a)	166,899	4,357,733
Dollar General Corp.(a)	44,882	1,133,271
Dollar Tree Inc.(a)(b)	175,310	10,381,858
Family Dollar Stores Inc.	273,614	10,017,009
Foot Locker Inc.	133,469	2,007,374
GameStop Corp. Class A(a)	282,923	6,198,843

Gap Inc. (The)	831,700	19,220,587
Home Depot Inc. (The)	222,417	7,195,190
Kohl’s Corp.(a)	557,150	30,520,677
Limited Brands Inc.	348,802	8,587,505
Lowe’s Companies Inc.	906,068	21,963,088
McDonald’s Corp.	2,153,561	143,685,590
MSC Industrial Direct Co. Inc. Class A	83,525	4,236,388
Nordstrom Inc.	321,931	13,150,881
Office Depot Inc.(a)	96,548	770,453
O’Reilly Automotive Inc.(a)(b)	264,638	11,038,051
Panera Bread Co. Class A(a)	53,461	4,089,232
Penske Automotive Group Inc.(a)	26,491	382,000
PetSmart Inc.	246,649	7,882,902
RadioShack Corp.	31,710	717,597
Ross Stores Inc.	247,168	13,216,073
Staples Inc.	1,395,856	32,649,072
Starbucks Corp.(a)	1,435,986	34,851,380
Target Corp.	1,468,283	77,231,686
Tiffany & Co.	221,619	10,524,686
TJX Companies Inc. (The)	806,439	34,289,786
Urban Outfitters Inc.(a)	250,874	9,540,738
Walgreen Co.	1,936,419	71,821,781
Wal-Mart Stores Inc.	4,315,463	239,939,743
Wendy’s/Arby’s Group Inc. Class A	284,138	1,420,690
Williams-Sonoma Inc.	73,515	1,932,709
Yum! Brands Inc.	900,710	34,524,214

		1,081,279,721
SAVINGS & LOANS – 0.08%
Capitol Federal Financial	38,737	1,451,088
Hudson City Bancorp Inc.	507,929	7,192,275
TFS Financial Corp.	18,507	247,068

		8,890,431
SEMICONDUCTORS – 3.88%
Advanced Micro Devices Inc.(a)	572,907	5,310,848
Altera Corp.	572,299	13,912,589
Analog Devices Inc.	568,349	16,379,818
Broadcom Corp. Class A	958,705	31,809,832
Cree Inc.(a)(b)	201,952	14,181,069
Cypress Semiconductor Corp.(a)	274,224	3,153,576
Integrated Device Technology Inc.(a)	68,256	418,409
Intel Corp.	6,726,593	149,733,960
International Rectifier Corp.(a)	61,721	1,413,411
Intersil Corp. Class A	117,713	1,737,444
Lam Research Corp.(a)	246,748	9,208,635
Linear Technology Corp.	433,805	12,268,005
Marvell Technology Group Ltd.(a)	904,448	18,432,650
Maxim Integrated Products Inc.	499,153	9,678,577
MEMC Electronic Materials Inc.(a)	436,942	6,698,321
Microchip Technology Inc.(b)	325,565	9,167,910

Micron Technology Inc.(a)	289,086	3,003,604
National Semiconductor Corp.	448,738	6,484,264
Novellus Systems Inc.(a)	114,900	2,872,500
NVIDIA Corp.(a)	1,065,870	18,524,821
ON Semiconductor Corp.(a)	821,844	6,574,752
QLogic Corp.(a)	233,081	4,731,544
Rambus Inc.(a)(b)	203,734	4,451,588
Rovi Corp.(a)	136,234	5,058,368
Silicon Laboratories Inc.(a)(b)	86,825	4,138,948
Teradyne Inc.(a)	336,813	3,762,201
Texas Instruments Inc.	2,486,873	60,853,782
Varian Semiconductor Equipment Associates Inc.(a)	142,384	4,715,758
Xilinx Inc.	534,396	13,627,098

		442,304,282
SOFTWARE – 8.37%
Activision Blizzard Inc.	635,029	7,658,450
Adobe Systems Inc.(a)	1,021,969	36,147,044
Allscripts-Misys Healthcare Solutions Inc.(a)(b)	123,285	2,411,455
ANSYS Inc.(a)	171,346	7,391,866
Autodesk Inc.(a)	301,885	8,881,457
Automatic Data Processing Inc.	978,849	43,529,415
BMC Software Inc.(a)	360,959	13,716,442
Broadridge Financial Solutions Inc.	169,197	3,617,432
CA Inc.	591,723	13,887,739
Cerner Corp.(a)	130,908	11,135,034
Citrix Systems Inc.(a)(b)	353,749	16,792,465
Dun & Bradstreet Corp. (The)	103,754	7,721,373
Electronic Arts Inc.(a)	630,343	11,762,200
Emdeon Inc. Class A(a)(b)	40,237	664,715
Fidelity National Information Services Inc.	397,152	9,309,243
Fiserv Inc.(a)	303,659	15,413,731
Global Payments Inc.	157,033	7,152,853
Intuit Inc.(a)	630,421	21,648,657
Microsoft Corp.	15,044,394	440,349,412
MSCI Inc. Class A(a)	195,897	7,071,882
Novell Inc.(a)	307,188	1,840,056
Nuance Communications Inc.(a)	408,296	6,794,045
Oracle Corp.	7,461,165	191,677,329
Paychex Inc.	628,071	19,281,780
Red Hat Inc.(a)	368,626	10,789,683
Salesforce.com Inc.(a)(b)	211,308	15,731,881
SEI Investments Co.	237,322	5,213,964
Sybase Inc.(a)	162,610	7,580,878
Total System Services Inc.	226,732	3,550,623
VMware Inc. Class A(a)	100,643	5,364,272

		954,087,376
TELECOMMUNICATIONS – 5.25%
Amdocs Ltd.(a)	53,392	1,607,633
American Tower Corp. Class A(a)	776,035	33,066,851

Ciena Corp.(a)(b)	19,275	293,751
Cisco Systems Inc.(a)	11,258,958	293,070,677
Corning Inc.	2,589,385	52,331,471
Crown Castle International Corp.(a)	204,290	7,810,007
Frontier Communications Corp.(b)	263,483	1,960,314
Harris Corp.	202,618	9,622,329
JDS Uniphase Corp.(a)	214,410	2,686,557
Juniper Networks Inc.(a)	1,020,862	31,320,046
Leap Wireless International Inc.(a)(b)	87,835	1,436,981
MetroPCS Communications Inc.(a)	493,125	3,491,325
Motorola Inc.(a)	284,211	1,995,161
NeuStar Inc. Class A(a)	140,402	3,538,130
NII Holdings Inc.(a)	17,031	709,511
QUALCOMM Inc.	3,230,665	135,655,623
SBA Communications Corp. Class A(a)(b)	227,661	8,211,732
tw telecom inc.(a)	294,851	5,351,546
Windstream Corp.	393,941	4,290,017

		598,449,662
TEXTILES – 0.01%
Cintas Corp.	46,048	1,293,488

		1,293,488
TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	145,127	5,555,462
Mattel Inc.	542,560	12,337,814

		17,893,276
TRANSPORTATION – 1.61%
C.H. Robinson Worldwide Inc.	330,663	18,467,529
Con-way Inc.	31,668	1,112,180
Expeditors International of Washington Inc.	414,395	15,299,463
J.B. Hunt Transport Services Inc.	170,935	6,133,148
Kansas City Southern Industries Inc.(a)	85,800	3,103,386
Kirby Corp.(a)	21,484	819,615
Landstar System Inc.	99,702	4,185,490
Norfolk Southern Corp.	92,807	5,186,983
Teekay Corp.	35,743	812,796
Union Pacific Corp.	522,335	38,287,156
United Parcel Service Inc. Class B	1,350,160	86,963,806
UTi Worldwide Inc.	178,962	2,741,698

		183,113,250
TRUCKING & LEASING – 0.01%
GATX Corp.	39,399	1,128,781

		1,128,781
WATER – 0.00%
American Water Works Co. Inc.	18,216	396,380

		396,380

TOTAL COMMON STOCKS

(Cost: $11,164,887,301)		11,387,037,878

Security	Shares	Value

SHORT-TERM INVESTMENTS – 2.54%

MONEY MARKET FUNDS – 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	237,567,350	237,567,350
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	43,016,524	43,016,524
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	9,214,998	9,214,998

		289,798,872

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,798,872)		289,798,872

TOTAL INVESTMENTS IN SECURITIES – 102.39%
(Cost: $11,454,686,173)		11,676,836,750
Other Assets, Less Liabilities – (2.39)%		(272,732,203)

NET ASSETS – 100.00%		$11,404,104,547

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d )	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.11%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,671	$686,159
Interpublic Group of Companies Inc. (The)(a)	761,243	6,333,542
Lamar Advertising Co. Class A(a)	89,751	3,082,947

		10,102,648
AEROSPACE & DEFENSE – 1.96%
BE Aerospace Inc.(a)	78,221	2,381,829
Boeing Co. (The)	1,061,176	77,051,989
General Dynamics Corp.	498,071	38,451,081
L-3 Communications Holdings Inc.	185,160	16,966,211
Northrop Grumman Corp.	424,259	27,818,663
Raytheon Co.	143,781	8,212,771
Spirit AeroSystems Holdings Inc. Class A(a)	111,756	2,612,855
United Technologies Corp.	109,663	8,072,293

		181,567,692
AGRICULTURE – 0.46%
Archer-Daniels-Midland Co.	449,205	12,982,024
Bunge Ltd.(b)	213,902	13,182,780
Lorillard Inc.	29,248	2,200,620
Reynolds American Inc.	268,976	14,519,324

		42,884,748
AIRLINES – 0.12%
Southwest Airlines Co.	809,280	10,698,682

		10,698,682
APPAREL – 0.12%
Phillips-Van Heusen Corp.	29,323	1,681,967
Polo Ralph Lauren Corp.	5,092	433,024
VF Corp.	108,742	8,715,671

		10,830,662
AUTO MANUFACTURERS – 0.80%
Ford Motor Co.(a)(b)	5,273,472	66,287,543
Oshkosh Corp.(a)	143,044	5,770,395
PACCAR Inc.	43,949	1,904,750

		73,962,688
AUTO PARTS & EQUIPMENT – 0.28%
Autoliv Inc.(a)(b)	135,578	6,986,334
BorgWarner Inc.(a)	13,571	518,141
Federal-Mogul Corp. Class A(a)	23,565	432,653
Johnson Controls Inc.	479,645	15,823,489
TRW Automotive Holdings Corp.(a)	69,572	1,988,368
WABCO Holdings Inc.(a)	11,532	345,037

		26,094,022

BANKS – 9.50%
Associated Banc-Corp	276,088	3,810,014
BancorpSouth Inc.	131,895	2,764,519
Bank of America Corp.	15,831,178	282,586,527
Bank of Hawaii Corp.	75,705	3,402,940
Bank of New York Mellon Corp. (The)	1,512,826	46,716,067
BB&T Corp.	1,092,936	35,400,197
BOK Financial Corp.	21,711	1,138,525
CapitalSource Inc.	330,505	1,847,523
City National Corp.	68,196	3,680,538
Comerica Inc.	280,881	10,684,713
Commerce Bancshares Inc.	65,119	2,678,996
Cullen/Frost Bankers Inc.	82,166	4,584,863
Fifth Third Bancorp	1,263,202	17,166,915
First Citizens BancShares Inc. Class A	9,764	1,940,693
First Horizon National Corp.(a)(b)	357,291	5,019,938
Fulton Financial Corp.	277,651	2,829,264
Huntington Bancshares Inc.	1,137,057	6,105,996
KeyCorp	1,395,243	10,813,133
M&T Bank Corp.(b)	120,897	9,596,804
Marshall & Ilsley Corp.	830,853	6,688,367
PNC Financial Services Group Inc. (The)(c)	822,919	49,128,264
Popular Inc.(a)	1,016,798	2,958,882
Regions Financial Corp.	1,841,347	14,454,574
State Street Corp.	366,281	16,533,924
SunTrust Banks Inc.	792,988	21,244,149
Synovus Financial Corp.	602,866	1,983,429
TCF Financial Corp.(b)	225,932	3,601,356
U.S. Bancorp	3,020,601	78,173,154
Valley National Bancorp(b)	244,210	3,753,508
Wells Fargo & Co.	7,020,817	218,487,825
Whitney Holding Corp.	155,338	2,142,111
Wilmington Trust Corp.	145,295	2,407,538
Zions Bancorporation(b)	240,000	5,236,800

		879,562,046
BEVERAGES – 0.80%
Brown-Forman Corp. Class B NVS	24,680	1,467,226
Coca-Cola Co. (The)	788,589	43,372,395
Coca-Cola Enterprises Inc.	75,101	2,077,294
Constellation Brands Inc. Class A(a)	302,002	4,964,913
Dr Pepper Snapple Group Inc.	404,889	14,239,946
Molson Coors Brewing Co. Class B NVS	192,365	8,090,872

		74,212,646
BIOTECHNOLOGY – 0.03%
Charles River Laboratories International Inc.(a)	35,901	1,411,268
Life Technologies Corp.(a)	32,297	1,688,164

		3,099,432
BUILDING MATERIALS – 0.13%

Armstrong World Industries Inc.(a)	18,573	674,386
Martin Marietta Materials Inc.(b)	43,529	3,636,848
Masco Corp.	301,545	4,679,978
Owens Corning(a)	77,717	1,977,120
USG Corp.(a)(b)	66,048	1,133,384

		12,101,716
CHEMICALS – 1.87%
Air Products and Chemicals Inc.	218,265	16,140,697
Airgas Inc.	129,866	8,262,075
Albemarle Corp.	137,063	5,842,996
Ashland Inc.	114,279	6,030,503
Cabot Corp.	103,363	3,142,235
CF Industries Holdings Inc.	13,321	1,214,609
Cytec Industries Inc.	74,498	3,482,037
Dow Chemical Co. (The)	1,771,073	52,370,629
E.I. du Pont de Nemours and Co.	962,241	35,833,855
Eastman Chemical Co.	116,058	7,390,573
FMC Corp.	17,564	1,063,325
Huntsman Corp.	256,089	3,085,872
International Flavors & Fragrances Inc.	6,955	331,545
Intrepid Potash Inc.(a)(b)	4,699	142,521
Lubrizol Corp.	13,907	1,275,550
PPG Industries Inc.	261,293	17,088,562
RPM International Inc.	98,438	2,100,667
Sherwin-Williams Co. (The)	21,463	1,452,616
Terra Industries Inc.	51,248	2,345,108
Valhi Inc.	6,098	120,009
Valspar Corp. (The)	159,218	4,693,747

		173,409,731
COAL – 0.08%
Arch Coal Inc.	260,022	5,941,503
Massey Energy Co.	30,726	1,606,663

		7,548,166
COMMERCIAL SERVICES – 0.61%
Career Education Corp.(a)	9,137	289,095
Convergys Corp.(a)	138,003	1,691,917
Corrections Corp. of America(a)	161,580	3,208,979
Education Management Corp.(a)	13,661	299,176
Equifax Inc.	44,624	1,597,539
Hertz Global Holdings Inc.(a)(b)	296,470	2,961,735
Hillenbrand Inc.	61,388	1,349,922
Interactive Data Corp.	31,173	997,536
KAR Auction Services Inc.(a)	16,379	246,668
Manpower Inc.	125,121	7,146,912
McKesson Corp.	220,714	14,505,324
Monster Worldwide Inc.(a)(b)	84,341	1,400,904
Quanta Services Inc.(a)	331,919	6,359,568
R.R. Donnelley & Sons Co.	241,921	5,165,013

SAIC Inc.(a)	165,184	2,923,757
Service Corp. International	397,924	3,652,942
Verisk Analytics Inc. Class A(a)	39,433	1,112,011
Weight Watchers International Inc.	48,681	1,242,826

		56,151,824
COMPUTERS – 1.42%
Brocade Communications Systems Inc.(a)	457,863	2,614,398
Computer Sciences Corp.(a)	241,465	13,157,428
Diebold Inc.	13,293	422,186
DST Systems Inc.	7,458	309,134
EMC Corp.(a)	2,871,063	51,793,977
Hewlett-Packard Co.	860,317	45,725,849
Lexmark International Inc. Class A(a)	123,419	4,452,958
SanDisk Corp.(a)	186,963	6,474,529
Seagate Technology(a)	78,866	1,440,093
Synopsys Inc.(a)	87,155	1,949,657
Teradata Corp.(a)	51,785	1,496,069
Western Digital Corp.(a)	35,570	1,386,874

		131,223,152
COSMETICS & PERSONAL CARE – 1.10%
Alberto-Culver Co.	20,584	538,272
Procter & Gamble Co. (The)	1,600,681	101,275,087

		101,813,359
DISTRIBUTION & WHOLESALE – 0.25%
Central European Distribution Corp.(a)	98,245	3,439,557
Genuine Parts Co.	253,372	10,702,433
Ingram Micro Inc. Class A(a)	257,989	4,527,707
Tech Data Corp.(a)	79,531	3,332,349
WESCO International Inc.(a)(b)	32,265	1,119,918

		23,121,964
DIVERSIFIED FINANCIAL SERVICES – 8.54%
American Express Co.	1,319,584	54,446,036
AmeriCredit Corp.(a)(b)	98,088	2,330,571
Ameriprise Financial Inc.	373,085	16,923,136
BlackRock Inc.(c)	33,453	7,284,725
Capital One Financial Corp.	515,646	21,352,901
Citigroup Inc.(a)	30,096,836	121,892,186
CME Group Inc.	99,450	31,437,139
Discover Financial Services	853,818	12,721,888
Federated Investors Inc. Class B	9,353	246,732
Franklin Resources Inc.	132,221	14,663,309
Goldman Sachs Group Inc. (The)	751,676	128,258,476
Interactive Brokers Group Inc. Class A(a)	65,488	1,057,631
Invesco Ltd.	609,981	13,364,684
Investment Technology Group Inc.(a)	64,202	1,071,531
Janus Capital Group Inc.	39,839	569,299
Jefferies Group Inc.(b)	45,686	1,081,388

JPMorgan Chase & Co.	6,326,206	283,097,718
Legg Mason Inc.	254,265	7,289,778
Morgan Stanley	1,661,641	48,669,465
NASDAQ OMX Group Inc. (The)(a)	118,182	2,496,004
NYSE Euronext Inc.	306,543	9,076,738
Raymond James Financial Inc.(b)	156,974	4,197,485
SLM Corp.(a)	583,847	7,309,764
Student Loan Corp. (The)	6,398	227,321

		791,065,905
ELECTRIC – 5.53%
AES Corp. (The)(a)	209,092	2,300,012
Allegheny Energy Inc.	103,249	2,374,727
Alliant Energy Corp.	176,217	5,860,977
Ameren Corp.	376,601	9,821,754
American Electric Power Co. Inc.	759,825	25,970,818
Calpine Corp.(a)	241,958	2,876,881
CenterPoint Energy Inc.	99,587	1,430,069
CMS Energy Corp.(b)	361,195	5,584,075
Consolidated Edison Inc.	436,129	19,425,186
Constellation Energy Group Inc.	45,872	1,610,566
Dominion Resources Inc.	939,108	38,606,730
DPL Inc.	160,830	4,372,968
DTE Energy Co.	261,036	11,642,206
Duke Energy Corp.	2,048,841	33,437,085
Dynegy Inc. Class A(a)	794,484	1,001,050
Edison International	517,622	17,687,144
Entergy Corp.	311,991	25,380,468
Exelon Corp.	957,389	41,943,212
FirstEnergy Corp.	484,439	18,936,721
FPL Group Inc.	569,047	27,502,042
Great Plains Energy Inc.	214,309	3,979,718
Hawaiian Electric Industries Inc.	146,899	3,297,883
Integrys Energy Group Inc.(b)	94,699	4,486,839
MDU Resources Group Inc.	294,191	6,348,642
Mirant Corp.(a)	228,775	2,484,496
Northeast Utilities	277,490	7,669,824
NRG Energy Inc.(a)	425,206	8,886,805
NSTAR	170,576	6,041,802
NV Energy Inc.	211,731	2,610,643
OGE Energy Corp.	152,905	5,954,121
Pepco Holdings Inc.	350,964	6,019,033
PG&E Corp.	586,006	24,858,375
Pinnacle West Capital Corp.	161,297	6,085,736
Progress Energy Inc.	443,275	17,447,304
Public Service Enterprise Group Inc.	804,802	23,757,755
RRI Energy Inc.(a)	562,519	2,075,695
SCANA Corp.	192,977	7,254,005
Southern Co.	1,245,476	41,299,984
TECO Energy Inc.	339,211	5,390,063
Westar Energy Inc.	172,461	3,845,880

Wisconsin Energy Corp.	185,638	9,172,374
Xcel Energy Inc.	727,158	15,415,750

		512,147,418
ELECTRICAL COMPONENTS & EQUIPMENT – 0.13%
A123 Systems Inc.(a)(b)	14,464	198,735
Energizer Holdings Inc.(a)	18,092	1,135,454
General Cable Corp.(a)	84,011	2,268,297
Hubbell Inc. Class B	84,363	4,254,426
Molex Inc.	190,908	3,982,341

		11,839,253
ELECTRONICS – 0.57%
Arrow Electronics Inc.(a)	110,703	3,335,481
Avnet Inc.(a)	159,504	4,785,120
AVX Corp.	61,894	878,895
Garmin Ltd.(b)	32,793	1,261,875
Itron Inc.(a)	4,358	316,260
Jabil Circuit Inc.	148,126	2,398,160
PerkinElmer Inc.	144,074	3,443,369
Thermo Fisher Scientific Inc.(a)	611,604	31,460,910
Thomas & Betts Corp.(a)	56,398	2,213,058
Vishay Intertechnology Inc.(a)	230,380	2,356,787

		52,449,915
ENERGY - ALTERNATE SOURCES – 0.04%
Covanta Holding Corp.(a)	204,638	3,409,269

		3,409,269
ENGINEERING & CONSTRUCTION – 0.13%
KBR Inc.	255,770	5,667,863
Shaw Group Inc. (The)(a)	25,109	864,252
URS Corp.(a)	115,557	5,732,783

		12,264,898
ENTERTAINMENT – 0.15%
DreamWorks Animation SKG Inc. Class A(a)	115,208	4,538,043
International Game Technology	80,313	1,481,775
International Speedway Corp. Class A	48,714	1,255,360
Madison Square Garden Inc. Class A(a)	93,322	2,027,888
Penn National Gaming Inc.(a)	105,423	2,930,759
Regal Entertainment Group Class A	62,771	1,102,886
Warner Music Group Corp.(a)	70,052	484,059

		13,820,770
ENVIRONMENTAL CONTROL – 0.15%
Republic Services Inc.	349,414	10,139,994
Waste Connections Inc.(a)	34,293	1,164,590
Waste Management Inc.	79,870	2,749,924

		14,054,508

FOOD – 2.21%
Campbell Soup Co.	100,058	3,537,050
ConAgra Foods Inc.	710,532	17,813,037
Corn Products International Inc.	118,080	4,092,653
Del Monte Foods Co.	313,456	4,576,458
Flowers Foods Inc.	21,287	526,640
General Mills Inc.	307,574	21,773,163
H.J. Heinz Co.	94,967	4,331,445
Hershey Co. (The)	102,088	4,370,387
Hormel Foods Corp.	99,838	4,194,194
J.M. Smucker Co. (The)	188,132	11,336,834
Kraft Foods Inc. Class A	2,344,480	70,897,075
Kroger Co. (The)	161,581	3,499,844
Ralcorp Holdings Inc.(a)	90,339	6,123,177
Safeway Inc.	618,557	15,377,327
Sara Lee Corp.	831,807	11,587,072
Smithfield Foods Inc.(a)	205,742	4,267,089
SUPERVALU Inc.	339,263	5,658,907
Tyson Foods Inc. Class A	481,304	9,216,972
Whole Foods Market Inc.(a)(b)	34,064	1,231,414

		204,410,738
FOREST PRODUCTS & PAPER – 0.56%
International Paper Co.	686,571	16,896,512
MeadWestvaco Corp.	273,076	6,977,092
Plum Creek Timber Co. Inc.(b)	167,092	6,501,550
Rayonier Inc.	68,299	3,102,824
Temple-Inland Inc.	170,683	3,487,054
Weyerhaeuser Co.	337,137	15,262,192

		52,227,224
GAS – 0.57%
AGL Resources Inc.	122,776	4,745,292
Atmos Energy Corp.	146,273	4,179,020
Energen Corp.	114,289	5,317,867
NiSource Inc.	438,808	6,933,166
Sempra Energy	388,283	19,375,322
Southern Union Co.	176,670	4,482,118
UGI Corp.	172,949	4,590,066
Vectren Corp.	128,445	3,175,160

		52,798,011
HAND & MACHINE TOOLS – 0.26%
Kennametal Inc.	130,186	3,660,830
Lincoln Electric Holdings Inc.	67,398	3,661,733
Snap-on Inc.	65,691	2,847,048
Stanley Black & Decker Inc.	248,380	14,259,496

		24,429,107
HEALTH CARE - PRODUCTS – 1.29%
Boston Scientific Corp.(a)	1,544,498	11,151,276

CareFusion Corp.(a)	287,400	7,595,982
Cooper Companies Inc. (The)(b)	72,229	2,808,264
Hill-Rom Holdings Inc.	60,864	1,656,109
Hologic Inc.(a)	369,167	6,844,356
Inverness Medical Innovations Inc.(a)	69,988	2,726,033
Johnson & Johnson	991,304	64,633,021
Kinetic Concepts Inc.(a)	62,593	2,992,571
Zimmer Holdings Inc.(a)	322,658	19,101,354

		119,508,966
HEALTH CARE - SERVICES – 1.71%
Aetna Inc.	557,555	19,575,756
Brookdale Senior Living Inc.(a)	70,363	1,465,661
Community Health Systems Inc.(a)	72,281	2,669,337
Coventry Health Care Inc.(a)	169,442	4,188,606
Health Net Inc.(a)	165,043	4,104,619
Humana Inc.(a)	171,138	8,004,124
LifePoint Hospitals Inc.(a)	87,143	3,205,120
Lincare Holdings Inc.(a)(b)	21,044	944,455
MEDNAX Inc.(a)	48,734	2,835,831
Tenet Healthcare Corp.(a)	249,706	1,428,318
UnitedHealth Group Inc.	1,893,470	61,859,665
Universal Health Services Inc. Class B	134,968	4,736,027
WellPoint Inc.(a)	677,798	43,636,635

		158,654,154
HOLDING COMPANIES - DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	189,557	4,702,909

		4,702,909
HOME BUILDERS – 0.32%
D.R. Horton Inc.	440,710	5,552,946
KB Home	114,638	1,920,186
Lennar Corp. Class A	250,427	4,309,849
M.D.C. Holdings Inc.	37,386	1,293,929
NVR Inc.(a)	8,047	5,846,145
Pulte Homes Inc.(a)	479,061	5,389,437
Thor Industries Inc.	25,005	755,401
Toll Brothers Inc.(a)	214,934	4,470,627

		29,538,520
HOME FURNISHINGS – 0.14%
Harman International Industries Inc.(a)	49,543	2,317,622
Whirlpool Corp.	117,261	10,231,022

		12,548,644
HOUSEHOLD PRODUCTS & WARES – 0.31%
Avery Dennison Corp.	145,759	5,307,085
Clorox Co. (The)	25,448	1,632,235
Fortune Brands Inc.	239,209	11,604,029
Jarden Corp.	139,553	4,645,719

Kimberly-Clark Corp.	85,853	5,398,437

		28,587,505
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	370,681	5,634,351

		5,634,351
INSURANCE – 4.90%
Alleghany Corp.(a)	9,069	2,637,265
Allied World Assurance Holdings Ltd.	78,439	3,517,989
Allstate Corp. (The)	854,950	27,623,434
American Financial Group Inc.	136,146	3,873,354
American International Group Inc.(a)(b)	120,152	4,101,989
American National Insurance Co.	25,464	2,891,183
Aon Corp.	439,865	18,786,634
Arch Capital Group Ltd.(a)(b)	72,561	5,532,776
Arthur J. Gallagher & Co.	11,866	291,310
Aspen Insurance Holdings Ltd.	131,463	3,791,393
Assurant Inc.	187,534	6,447,419
Axis Capital Holdings Ltd.(b)	151,161	4,725,293
Brown & Brown Inc.	50,125	898,240
Chubb Corp.	527,968	27,375,141
CIGNA Corp.	407,018	14,888,718
Cincinnati Financial Corp.	231,161	6,680,553
CNA Financial Corp.(a)	23,477	627,305
Endurance Specialty Holdings Ltd.	49,572	1,841,600
Erie Indemnity Co. Class A	14,461	623,703
Everest Re Group Ltd.	97,490	7,889,866
Fidelity National Financial Inc. Class A	318,917	4,726,350
First American Corp.	159,462	5,396,194
Genworth Financial Inc. Class A(a)	446,907	8,196,274
Hanover Insurance Group Inc. (The)	70,158	3,059,590
Hartford Financial Services Group Inc. (The)	706,870	20,089,245
HCC Insurance Holdings Inc.	178,603	4,929,443
Lincoln National Corp.	331,399	10,173,949
Loews Corp.	520,829	19,416,505
Markel Corp.(a)	15,639	5,859,308
Marsh & McLennan Companies Inc.	768,137	18,757,906
MBIA Inc.(a)	213,574	1,339,109
Mercury General Corp.	42,348	1,851,455
MetLife Inc.	918,542	39,809,610
Old Republic International Corp.	380,220	4,821,190
OneBeacon Insurance Group Ltd.(b)	35,418	610,960
PartnerRe Ltd.	131,028	10,445,552
Progressive Corp. (The)	971,788	18,551,433
Protective Life Corp.	136,695	3,005,923
Prudential Financial Inc.	352,282	21,313,061
Reinsurance Group of America Inc.	106,806	5,609,451
RenaissanceRe Holdings Ltd.	99,397	5,641,774
StanCorp Financial Group Inc.	78,581	3,742,813
Symetra Financial Corp.(a)	36,265	477,973

Torchmark Corp.	132,064	7,066,745
Transatlantic Holdings Inc.	44,110	2,329,008
Travelers Companies Inc. (The)	817,514	44,096,705
Unitrin Inc.	65,893	1,848,299
Unum Group	526,999	13,053,765
Validus Holdings Ltd.	129,254	3,558,363
W.R. Berkley Corp.	142,679	3,722,495
Wesco Financial Corp.	2,424	934,452
White Mountains Insurance Group Ltd.	12,338	4,379,990
XL Capital Ltd. Class A	544,912	10,298,837

		454,158,892
INTERNET – 0.65%
AOL Inc.(a)	171,650	4,339,312
eBay Inc.(a)	1,365,043	36,787,909
Expedia Inc.	26,793	668,753
IAC/InterActiveCorp(a)	75,192	1,709,866
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	948,308	14,518,595
Yahoo! Inc.(a)	124,779	2,062,597

		60,087,032
IRON & STEEL – 0.83%
AK Steel Holding Corp.	173,470	3,965,524
Allegheny Technologies Inc.	156,334	8,440,473
Carpenter Technology Corp.	70,327	2,573,968
Cliffs Natural Resources Inc.	188,173	13,350,874
Nucor Corp.	499,795	22,680,697
Reliance Steel & Aluminum Co.	100,016	4,923,788
Schnitzer Steel Industries Inc. Class A	7,283	382,576
Steel Dynamics Inc.	344,289	6,014,729
United States Steel Corp.	227,993	14,482,115

		76,814,744
LEISURE TIME – 0.32%
Carnival Corp.	381,464	14,831,320
Harley-Davidson Inc.(b)	372,229	10,448,468
Royal Caribbean Cruises Ltd.(a)(b)	143,696	4,740,531

		30,020,319
LODGING – 0.42%
Boyd Gaming Corp.(a)(b)	84,967	839,474
Choice Hotels International Inc.	33,424	1,163,489
Hyatt Hotels Corp. Class A(a)	26,542	1,034,076
Las Vegas Sands Corp.(a)	117,219	2,479,182
Marriott International Inc. Class A	253,019	7,975,159
MGM MIRAGE(a)(b)	169,638	2,035,656
Starwood Hotels & Resorts Worldwide Inc.	249,445	11,634,115
Wyndham Worldwide Corp.	156,863	4,036,085
Wynn Resorts Ltd.(b)	106,732	8,093,488

		39,290,724

MACHINERY – 1.21%
AGCO Corp.(a)	146,983	5,272,280
Bucyrus International Inc.	99,887	6,591,543
Caterpillar Inc.	478,459	30,071,148
Cummins Inc.	215,081	13,324,268
Deere & Co.	505,606	30,063,333
Gardner Denver Inc.	82,258	3,622,642
Graco Inc.	52,536	1,681,152
IDEX Corp.	53,429	1,768,500
Joy Global Inc.	20,247	1,145,980
Manitowoc Co. Inc. (The)	210,270	2,733,510
Rockwell Automation Inc.	203,238	11,454,494
Terex Corp.(a)	166,180	3,773,948
Zebra Technologies Corp. Class A(a)	7,296	215,962

		111,718,760
MANUFACTURING – 4.78%
AptarGroup Inc.	107,654	4,236,185
Carlisle Companies Inc.	70,161	2,673,134
Crane Co.	38,832	1,378,536
Danaher Corp.	155,656	12,438,471
Dover Corp.	86,050	4,022,837
Eaton Corp.	263,226	19,944,634
General Electric Co.	16,856,633	306,790,721
Harsco Corp.	34,976	1,117,133
Illinois Tool Works Inc.	714,531	33,840,188
ITT Corp.	261,695	14,029,469
Leggett & Platt Inc.	90,193	1,951,777
Parker Hannifin Corp.	254,938	16,504,686
Pentair Inc.	112,543	4,008,782
Roper Industries Inc.	20,725	1,198,734
SPX Corp.	77,948	5,169,511
Teleflex Inc.	35,797	2,293,514
Textron Inc.	428,581	9,098,775
Trinity Industries Inc.	123,158	2,458,234

		443,155,321
MEDIA – 4.90%
Cablevision NY Group Class A	372,307	8,987,491
CBS Corp. Class B NVS	968,399	13,499,482
Central European Media Enterprises Ltd. Class A(a)(b)	55,369	1,622,865
Comcast Corp. Class A	4,232,814	79,661,559
DIRECTV Class A(a)	823,951	27,857,783
Discovery Communications Inc. Series C(a)	31,941	939,385
DISH Network Corp. Class A	320,689	6,676,745
Gannett Co. Inc.	370,097	6,114,002
Liberty Global Inc. Series A(a)(b)	423,864	12,359,874
Liberty Media Corp. - Liberty Capital Group Series A(a)	127,330	4,630,992
Liberty Media Corp. - Liberty Starz Group Series A(a)	81,820	4,473,918

Meredith Corp.(b)	54,920	1,889,797
New York Times Co. (The) Class A(a)(b)	156,717	1,744,260
News Corp. Class A NVS	3,624,153	52,224,045
Scripps Networks Interactive Inc. Class A	55,678	2,469,319
Time Warner Cable Inc.	560,089	29,858,345
Time Warner Inc.	1,904,532	59,554,716
Viacom Inc. Class B NVS(a)	865,090	29,741,794
Walt Disney Co. (The)	3,013,484	105,200,726
Washington Post Co. (The) Class B	9,780	4,344,080

		453,851,178
METAL FABRICATE & HARDWARE – 0.08%
Commercial Metals Co.	178,549	2,688,948
Timken Co. (The)	153,762	4,614,398

		7,303,346
MINING – 0.56%
Alcoa Inc.	831,915	11,846,470
Compass Minerals International Inc.	24,397	1,957,371
Freeport-McMoRan Copper & Gold Inc.	257,280	21,493,171
Royal Gold Inc.	49,455	2,285,316
Southern Copper Corp.	75,048	2,376,770
Titanium Metals Corp.(a)(b)	137,376	2,279,068
Vulcan Materials Co.(b)	198,442	9,374,400

		51,612,566
OFFICE & BUSINESS EQUIPMENT – 0.26%
Pitney Bowes Inc.	327,198	7,999,991
Xerox Corp.	1,662,146	16,205,924

		24,205,915
OIL & GAS – 14.67%
Anadarko Petroleum Corp.	794,612	57,871,592
Apache Corp.	533,558	54,156,137
Atwood Oceanics Inc.(a)	13,007	450,432
Cabot Oil & Gas Corp.	165,520	6,091,136
Chesapeake Energy Corp.	997,757	23,586,975
Chevron Corp.	3,191,058	241,977,928
Cimarex Energy Co.	132,885	7,890,711
Cobalt International Energy Inc.(a)	73,739	1,002,850
Comstock Resources Inc.(a)	68,800	2,187,840
Concho Resources Inc.(a)	130,005	6,547,052
ConocoPhillips	2,358,363	120,677,435
Continental Resources Inc.(a)	25,560	1,087,578
Denbury Resources Inc.(a)	631,933	10,660,710
Devon Energy Corp.	706,612	45,527,011
EOG Resources Inc.	398,390	37,026,367
EXCO Resources Inc.	25,889	475,840
Exxon Mobil Corp.	5,763,551	386,042,644
Forest Oil Corp.(a)	110,618	2,856,157
Frontier Oil Corp.	35,936	485,136

Helmerich & Payne Inc.	114,949	4,377,258
Hess Corp.	461,684	28,878,334
Marathon Oil Corp.	1,126,643	35,646,985
Mariner Energy Inc.(a)	15,739	235,613
Murphy Oil Corp.	303,025	17,026,975
Nabors Industries Ltd.(a)	448,748	8,808,923
Newfield Exploration Co.(a)	210,538	10,958,503
Noble Energy Inc.	275,530	20,113,690
Occidental Petroleum Corp.	1,290,292	109,081,286
Patterson-UTI Energy Inc.	211,455	2,954,026
Pioneer Natural Resources Co.	181,913	10,245,340
Plains Exploration & Production Co.(a)	102,293	3,067,767
Pride International Inc.(a)	146,686	4,416,715
Range Resources Corp.	211,969	9,934,987
Rowan Companies Inc.(a)	147,576	4,295,937
SandRidge Energy Inc.(a)(b)	223,879	1,723,868
Seahawk Drilling Inc.(a)	9,744	183,674
St. Mary Land & Exploration Co.	75,984	2,645,003
Sunoco Inc.	185,654	5,515,780
Tesoro Corp.(b)	133,006	1,848,783
Unit Corp.(a)	65,812	2,782,531
Valero Energy Corp.	894,069	17,613,159
Whiting Petroleum Corp.(a)	81,009	6,548,768
XTO Energy Inc.	922,766	43,536,100

		1,359,041,536
OIL & GAS SERVICES – 2.09%
Baker Hughes Inc.	492,792	23,082,377
BJ Services Co.	463,382	9,916,375
Cameron International Corp.(a)	30,830	1,321,374
Exterran Holdings Inc.(a)	54,360	1,313,881
Halliburton Co.	1,428,029	43,026,514
Helix Energy Solutions Group Inc.(a)	165,557	2,157,208
National Oilwell Varco Inc.	664,795	26,977,381
Oil States International Inc.(a)	78,107	3,541,371
Schlumberger Ltd.	1,039,826	65,987,358
SEACOR Holdings Inc.(a)	36,140	2,915,052
Smith International Inc.	159,006	6,808,637
Superior Energy Services Inc.(a)	125,977	2,648,037
Tidewater Inc.	81,959	3,874,202

		193,569,767
PACKAGING & CONTAINERS – 0.29%
Ball Corp.	51,881	2,769,408
Bemis Co. Inc.	172,957	4,967,325
Greif Inc. Class A	52,217	2,867,758
Owens-Illinois Inc.(a)	50,485	1,794,237
Packaging Corp. of America	145,878	3,590,058
Pactiv Corp.(a)	38,721	974,995
Sealed Air Corp.	252,619	5,325,209
Sonoco Products Co.	158,796	4,889,329

		27,178,319
PHARMACEUTICALS – 4.98%
AmerisourceBergen Corp.	56,215	1,625,738
Bristol-Myers Squibb Co.	1,214,790	32,434,893
Cardinal Health Inc.	572,414	20,624,076
Eli Lilly and Co.	768,970	27,852,093
Endo Pharmaceuticals Holdings Inc.(a)	185,699	4,399,209
Forest Laboratories Inc.(a)	481,325	15,094,352
King Pharmaceuticals Inc.(a)	393,828	4,631,417
Mead Johnson Nutrition Co. Class A	162,298	8,444,365
Merck & Co. Inc.	2,975,730	111,143,516
Mylan Inc.(a)(b)	137,261	3,117,197
NBTY Inc.(a)	26,871	1,289,271
Omnicare Inc.	108,356	3,065,391
Pfizer Inc.	12,832,459	220,076,672
Watson Pharmaceuticals Inc.(a)	168,330	7,031,144

		460,829,334
PIPELINES – 0.85%
El Paso Corp.	802,989	8,704,401
National Fuel Gas Co.	112,770	5,700,524
ONEOK Inc.	168,044	7,671,209
Questar Corp.	277,254	11,977,373
Spectra Energy Corp.	1,025,821	23,111,747
Williams Companies Inc. (The)	922,296	21,305,038

		78,470,292
REAL ESTATE – 0.08%
Forest City Enterprises Inc. Class A(a)(b)	176,881	2,548,855
Jones Lang LaSalle Inc.	66,843	4,872,186

		7,421,041
REAL ESTATE INVESTMENT TRUSTS – 2.88%
Alexandria Real Estate Equities Inc.	55,735	3,767,686
AMB Property Corp.	233,258	6,353,948
Annaly Capital Management Inc.	868,657	14,923,527
Apartment Investment and Management Co. Class A	184,205	3,391,214
AvalonBay Communities Inc.	127,637	11,021,455
Boston Properties Inc.	220,050	16,600,572
Brandywine Realty Trust	207,607	2,534,881
BRE Properties Inc. Class A	86,726	3,100,455
Camden Property Trust	105,850	4,406,536
Chimera Investment Corp.	1,064,186	4,139,684
Corporate Office Properties Trust	90,931	3,649,061
Douglas Emmett Inc.	189,428	2,911,508
Duke Realty Corp.	354,694	4,398,206
Equity Residential	434,988	17,029,780
Essex Property Trust Inc.	46,483	4,181,146
Federal Realty Investment Trust	81,835	5,958,406
HCP Inc.	284,577	9,391,041

Health Care REIT Inc.	94,805	4,288,030
Hospitality Properties Trust	195,390	4,679,591
Host Hotels & Resorts Inc.	1,040,097	15,237,421
HRPT Properties Trust	411,566	3,201,983
Kimco Realty Corp.	643,448	10,063,527
Liberty Property Trust	178,698	6,065,010
Macerich Co. (The)(b)	156,605	5,999,538
Mack-Cali Realty Corp.	124,495	4,388,449
Nationwide Health Properties Inc.	44,982	1,581,117
Piedmont Office Realty Trust Inc. Class A	72,207	1,433,309
ProLogis	754,448	9,958,714
Realty Income Corp.(b)	165,829	5,089,292
Regency Centers Corp.	141,591	5,305,415
Senior Housing Properties Trust	202,042	4,475,230
Simon Property Group Inc.	219,975	18,455,903
SL Green Realty Corp.	122,412	7,010,535
Taubman Centers Inc.	84,065	3,355,875
UDR Inc.	238,520	4,207,493
Ventas Inc.	248,737	11,810,033
Vornado Realty Trust	244,469	18,506,303
Weingarten Realty Investors	165,339	3,564,709

		266,436,583
RETAIL – 2.79%
Abercrombie & Fitch Co. Class A	69,645	3,178,598
AutoNation Inc.(a)(b)	106,541	1,926,261
Barnes & Noble Inc.	47,751	1,032,377
Big Lots Inc.(a)	116,191	4,231,676
BJ’s Wholesale Club Inc.(a)	70,865	2,621,296
CarMax Inc.(a)	103,243	2,593,464
Chico’s FAS Inc.	17,282	249,206
CVS Caremark Corp.	1,610,658	58,885,656
Dollar General Corp.(a)	17,919	452,455
Foot Locker Inc.	140,795	2,117,557
GameStop Corp. Class A(a)	32,066	702,566
Gap Inc. (The)	90,663	2,095,222
Home Depot Inc. (The)	2,519,167	81,495,052
J.C. Penney Co. Inc.	353,488	11,371,709
Kohl’s Corp.(a)	31,104	1,703,877
Limited Brands Inc.	136,782	3,367,573
Lowe’s Companies Inc.	1,607,232	38,959,304
Macy’s Inc.	669,261	14,569,812
Office Depot Inc.(a)	362,036	2,889,047
Penske Automotive Group Inc.(a)	39,348	567,398
RadioShack Corp.	172,296	3,899,058
Rite Aid Corp.(a)(b)	930,881	1,396,322
Sears Holdings Corp.(a)(b)	79,432	8,612,812
Signet Jewelers Ltd.(a)	135,366	4,377,736
Tiffany & Co.	16,633	789,901
Wendy’s/Arby’s Group Inc. Class A	329,473	1,647,365
Williams-Sonoma Inc.	88,242	2,319,882

		258,053,182
SAVINGS & LOANS – 0.37%
First Niagara Financial Group Inc.	301,452	4,286,647
Hudson City Bancorp Inc.	331,561	4,694,904
New York Community Bancorp Inc.	674,106	11,149,713
People’s United Financial Inc.	590,012	9,227,788
TFS Financial Corp.	118,791	1,585,860
Washington Federal Inc.	178,563	3,628,400

		34,573,312
SEMICONDUCTORS – 1.67%
Advanced Micro Devices Inc.(a)	418,700	3,881,349
Applied Materials Inc.	2,118,711	28,560,224
Atmel Corp.(a)	710,014	3,571,370
Cypress Semiconductor Corp.(a)	20,559	236,429
Fairchild Semiconductor International Inc.(a)	197,286	2,101,096
Integrated Device Technology Inc.(a)	209,935	1,286,902
Intel Corp.	3,404,974	75,794,721
International Rectifier Corp.(a)	64,666	1,480,851
Intersil Corp. Class A	99,665	1,471,055
KLA-Tencor Corp.	269,390	8,329,539
LSI Corp.(a)	1,034,951	6,333,900
Marvell Technology Group Ltd.(a)	82,997	1,691,479
Maxim Integrated Products Inc.	79,209	1,535,863
Microchip Technology Inc.	25,865	728,358
Micron Technology Inc.(a)	1,109,190	11,524,484
Novellus Systems Inc.(a)	62,550	1,563,750
PMC-Sierra Inc.(a)	350,989	3,130,822
Rovi Corp.(a)	50,281	1,866,934

		155,089,126
SOFTWARE – 0.27%
Activision Blizzard Inc.	370,470	4,467,868
Autodesk Inc.(a)	116,284	3,421,075
Broadridge Financial Solutions Inc.	85,825	1,834,939
CA Inc.	141,857	3,329,384
Compuware Corp.(a)	364,314	3,060,238
Emdeon Inc. Class A(a)	10,976	181,324
Fidelity National Information Services Inc.	201,526	4,723,769
Novell Inc.(a)	304,246	1,822,434
Nuance Communications Inc.(a)	31,588	525,624
Total System Services Inc.	72,795	1,139,970

		24,506,625
TELECOMMUNICATIONS – 5.74%
Amdocs Ltd.(a)	265,409	7,991,465
AT&T Inc.	9,391,699	242,681,502
CenturyTel Inc.	471,210	16,709,107
Ciena Corp.(a)(b)	130,420	1,987,601
Clearwire Corp. Class A(a)(b)	103,243	738,187

CommScope Inc.(a)	149,787	4,197,032
Corning Inc.	362,609	7,328,328
Crown Castle International Corp.(a)	296,897	11,350,372
EchoStar Corp. Class A(a)	60,174	1,220,329
Frontier Communications Corp.(b)	286,005	2,127,877
Harris Corp.	46,358	2,201,541
JDS Uniphase Corp.(a)	160,263	2,008,095
Leap Wireless International Inc.(a)	22,151	362,390
Level 3 Communications Inc.(a)	2,580,828	4,180,941
Motorola Inc.(a)	3,413,271	23,961,162
NII Holdings Inc.(a)	250,579	10,439,121
Qwest Communications International Inc.	2,342,172	12,226,138
Sprint Nextel Corp.(a)	4,524,913	17,194,669
Telephone and Data Systems Inc.	136,819	4,631,323
Tellabs Inc.	628,569	4,758,267
United States Cellular Corp.(a)	25,067	1,037,272
Verizon Communications Inc.	4,521,667	140,262,110
Virgin Media Inc.	460,140	7,942,016
Windstream Corp.	390,170	4,248,951

		531,785,796
TEXTILES – 0.10%
Cintas Corp.	171,435	4,815,609
Mohawk Industries Inc.(a)	88,378	4,805,996

		9,621,605
TOYS, GAMES & HOBBIES – 0.06%
Hasbro Inc.	79,504	3,043,413
Mattel Inc.	126,443	2,875,314

		5,918,727
TRANSPORTATION – 1.64%
Alexander & Baldwin Inc.	65,549	2,166,394
Con-way Inc.	52,499	1,843,765
CSX Corp.	622,895	31,705,356
FedEx Corp.	495,619	46,290,815
Frontline Ltd.(b)	83,302	2,551,540
Kansas City Southern Industries Inc.(a)	84,073	3,040,920
Kirby Corp.(a)(b)	67,041	2,557,614
Norfolk Southern Corp.	507,584	28,368,870
Overseas Shipholding Group Inc.	42,234	1,656,840
Ryder System Inc.	88,554	3,432,353
Teekay Corp.	38,240	869,578
Union Pacific Corp.	376,242	27,578,539
UTi Worldwide Inc.	9,734	149,125

		152,211,709
TRUCKING & LEASING – 0.01%
GATX Corp.	43,515	1,246,705

		1,246,705

WATER – 0.06%
American Water Works Co. Inc.	95,480	2,077,645
Aqua America Inc.	215,373	3,784,104

		5,861,749

TOTAL COMMON STOCKS
(Cost: $9,974,258,981)		9,246,511,448

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.21%

MONEY MARKET FUNDS – 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	166,929,684	166,929,684
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	30,226,101	30,226,101
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	7,151,038	7,151,038

		204,306,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,306,823)		204,306,823

TOTAL INVESTMENTS IN SECURITIES – 102.03%
(Cost: $10,178,565,804)		9,450,818,271
Other Assets, Less Liabilities – (2.03)%		(187,659,315)

NET ASSETS – 100.00%		$9,263,158,956

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)	328,555	$1,889,191
Gaiam Inc. Class A	211,878	1,758,587
Harte-Hanks Inc.	488,495	6,282,046
inVentiv Health Inc.(a)	431,930	9,701,148
Marchex Inc. Class B	258,171	1,319,254

		20,950,226
AEROSPACE & DEFENSE – 1.24%
AAR Corp.(a)	499,730	12,403,299
AeroVironment Inc.(a)	171,662	4,482,095
Argon ST Inc.(a)	174,485	4,643,046
Curtiss-Wright Corp.	583,963	20,321,912
Ducommun Inc.	134,823	2,832,631
Esterline Technologies Corp.(a)	383,393	18,951,116
GenCorp Inc.(a)(b)	650,665	3,747,830
HEICO Corp.(b)	298,279	15,379,265
Herley Industries Inc.(a)	175,215	2,568,652
Kaman Corp.	331,168	8,282,512
LMI Aerospace Inc.(a)	110,900	2,060,522
Moog Inc. Class A(a)	584,927	20,718,114
Orbital Sciences Corp.(a)	728,560	13,849,926
Teledyne Technologies Inc.(a)	465,249	19,200,826
Triumph Group Inc.	215,204	15,083,648

		164,525,394
AGRICULTURE – 0.37%
AgFeed Industries Inc.(a)(b)	360,439	1,582,327
Alico Inc.	46,798	1,181,649
Alliance One International Inc.(a)	1,149,249	5,849,677
Andersons Inc. (The)	235,022	7,868,537
Cadiz Inc.(a)(b)	171,757	2,193,337
Griffin Land & Nurseries Inc.	42,955	1,247,843
Tejon Ranch Co.(a)	140,156	4,277,561
Universal Corp.(b)	322,854	17,011,177
Vector Group Ltd.(b)	501,545	7,738,839

		48,950,947
AIRLINES – 1.01%
AirTran Holdings Inc.(a)	1,737,774	8,827,892
Alaska Air Group Inc.(a)	469,903	19,374,101
Allegiant Travel Co.(a)(b)	198,102	11,462,182
Hawaiian Holdings Inc.(a)	666,514	4,912,208
JetBlue Airways Corp.(a)	3,270,976	18,252,046
Republic Airways Holdings Inc.(a)	445,096	2,634,968
SkyWest Inc.	718,583	10,261,365
UAL Corp.(a)(b)	2,156,921	42,167,806
US Airways Group Inc.(a)(b)	2,079,682	15,285,663

		133,178,231

APPAREL – 1.97%
American Apparel Inc.(a)	419,719	1,271,749
Carter’s Inc.(a)	732,055	22,071,458
Cherokee Inc.	98,727	1,777,086
Columbia Sportswear Co.	148,434	7,797,238
Crocs Inc.(a)	1,082,014	9,489,263
Deckers Outdoor Corp.(a)	169,329	23,367,402
G-III Apparel Group Ltd.(a)	187,375	5,164,055
Gymboree Corp.(a)	376,860	19,457,282
Iconix Brand Group Inc.(a)	920,702	14,141,983
Jones Apparel Group Inc.	1,102,729	20,973,906
K-Swiss Inc. Class A(a)	339,092	3,546,902
Liz Claiborne Inc.(a)(b)	1,227,932	9,123,535
Maidenform Brands Inc.(a)	243,617	5,323,031
Oxford Industries Inc.	162,371	3,301,002
Perry Ellis International Inc.(a)	120,777	2,735,599
Quiksilver Inc.(a)	1,654,288	7,824,782
SKECHERS U.S.A. Inc. Class A(a)	427,827	15,538,677
Steven Madden Ltd.(a)	201,981	9,856,673
Timberland Co. Class A(a)	562,289	11,999,247
True Religion Apparel Inc.(a)(b)	327,295	9,936,676
Unifi Inc.(a)	583,395	2,123,558
Volcom Inc.(a)(b)	243,669	4,756,419
Warnaco Group Inc. (The)(a)	591,209	28,206,581
Weyco Group Inc.	91,340	2,148,317
Wolverine World Wide Inc.	635,058	18,518,291

		260,450,712
AUDIO/VIDEO PRODUCTS – 0.18%
TiVo Inc.(a)	1,419,284	24,298,142

		24,298,142
AUTO MANUFACTURERS – 0.04%
Force Protection Inc.(a)	903,496	5,439,046

		5,439,046
AUTO PARTS & EQUIPMENT – 0.92%
American Axle & Manufacturing Holdings Inc.(a)(b)	720,045	7,186,049
Amerigon Inc. Class A(a)	276,277	2,793,160
ArvinMeritor Inc.(a)	1,223,358	16,331,829
ATC Technology Corp.(a)	255,419	4,382,990
China Automotive Systems Inc.(a)(b)	55,726	1,287,828
Cooper Tire & Rubber Co.	761,330	14,480,497
Dana Holding Corp.(a)	1,798,592	21,367,273
Dorman Products Inc.(a)	146,381	2,779,775
Exide Technologies Inc.(a)	648,421	3,728,421
Fuel Systems Solutions Inc.(a)(b)	176,856	5,652,318
Miller Industries Inc.	131,678	1,636,758
Modine Manufacturing Co.(a)	604,410	6,793,568
Spartan Motors Inc.	419,227	2,347,671

Standard Motor Products Inc.	235,428	2,335,446
Superior Industries International Inc.	298,656	4,802,388
Tenneco Inc.(a)	766,537	18,128,600
Titan International Inc.(b)	454,680	3,969,356
Wonder Auto Technology Inc.(a)(b)	231,485	2,449,111

		122,453,038
BANKS – 6.29%
Alliance Financial Corp.	53,840	1,587,203
American National Bankshares Inc.(b)	79,495	1,601,824
Ameris Bancorp	182,591	1,648,797
Ames National Corp.	85,853	1,721,353
Arrow Financial Corp.	122,339	3,289,696
Auburn National Bancorporation Inc.	30,766	635,318
BancFirst Corp.	84,350	3,535,108
Banco Latinoamericano de Comercio Exterior SA Class E	353,801	5,080,582
Bancorp Inc. (The)(a)	258,800	2,303,320
Bancorp Rhode Island Inc.	47,937	1,311,077
Bank Mutual Corp.	605,589	3,936,328
Bank of Kentucky Financial Corp. (The)	40,607	809,704
Bank of Marin Bancorp	68,050	2,251,094
Bank of the Ozarks Inc.	168,230	5,920,014
Banner Corp.(b)	242,256	930,263
Bar Harbor Bankshares(b)	47,958	1,462,719
Boston Private Financial Holdings Inc.	875,595	6,453,135
Bridge Bancorp Inc.(b)	81,599	1,909,417
Bryn Mawr Bank Corp.	91,321	1,657,476
Camden National Corp.	99,694	3,201,174
Capital City Bank Group Inc.(b)	154,483	2,201,383
Cardinal Financial Corp.	365,657	3,905,217
Cathay General Bancorp	1,013,564	11,808,021
Center Bancorp Inc.	144,625	1,201,834
CenterState Banks Inc.	239,468	2,933,483
Central Pacific Financial Corp.(a)(b)	396,494	666,110
Century Bancorp Inc. Class A	46,119	885,485
Chemical Financial Corp.	274,600	6,486,052
Citizens & Northern Corp.	158,937	1,994,659
Citizens Holding Co.(b)	52,279	1,290,246
Citizens Republic Bancorp Inc.(a)	5,095,259	6,012,406
City Holding Co.	206,188	7,070,187
CNB Financial Corp.(b)	113,464	1,751,884
CoBiz Financial Inc.	379,078	2,361,656
Columbia Banking System Inc.	362,649	7,365,401
Community Bank System Inc.	422,858	9,632,705
Community Trust Bancorp Inc.	195,900	5,306,931
CVB Financial Corp.(b)	1,096,293	10,886,189
Eagle Bancorp Inc.(a)	195,028	2,311,082
East West Bancorp Inc.	1,426,996	24,858,270
Enterprise Bancorp Inc.(b)	66,292	809,425
Enterprise Financial Services Corp.	149,444	1,652,851
F.N.B. Corp.	1,471,744	11,935,844

Farmers Capital Bank Corp.	84,257	722,082
Financial Institutions Inc.	142,046	2,076,713
First Bancorp (North Carolina)	189,869	2,567,029
First BanCorp (Puerto Rico)(b)	1,037,933	2,501,419
First Bancorp Inc. (The) (Maine)	114,456	1,824,429
First Busey Corp.	620,167	2,741,138
First California Financial Group Inc.(a)	178,953	472,436
First Commonwealth Financial Corp.	1,098,551	7,371,277
First Community Bancshares Inc.	184,153	2,277,973
First Financial Bancorp	746,466	13,279,630
First Financial Bankshares Inc.	268,703	13,851,640
First Financial Corp.	152,556	4,418,022
First Financial Service Corp.	52,953	463,339
First Merchants Corp.	276,277	1,922,888
First Midwest Bancorp Inc.	951,868	12,897,811
First of Long Island Corp. (The)	70,228	1,692,495
1st Source Corp.	195,025	3,422,689
First South Bancorp Inc.(b)	107,184	1,339,800
FirstMerit Corp.	1,124,298	24,251,108
German American Bancorp Inc.	145,491	2,201,279
Glacier Bancorp Inc.	931,750	14,190,552
Great Southern Bancorp Inc.(b)	130,245	2,922,698
Guaranty Bancorp(a)	689,546	1,096,378
Hampton Roads Bankshares Inc.(b)	236,376	368,747
Hancock Holding Co.	365,063	15,263,284
Harleysville National Corp.	556,917	3,731,344
Heartland Financial USA Inc.(b)	171,994	2,746,744
Heritage Financial Corp.(a)	119,504	1,803,315
Home Bancshares Inc.	226,165	5,979,803
IBERIABANK Corp.	347,168	20,833,552
Independent Bank Corp. (Massachusetts)	270,062	6,659,729
International Bancshares Corp.(b)	673,267	15,478,408
K-Fed Bancorp(b)	51,937	463,278
Lakeland Bancorp Inc.	267,997	2,371,773
Lakeland Financial Corp.	204,630	3,898,201
MainSource Financial Group Inc.	264,505	1,780,119
MB Financial Inc.	648,296	14,606,109
Merchants Bancshares Inc.	62,811	1,363,627
Metro Bancorp Inc.(a)	124,228	1,710,620
MidSouth Bancorp Inc.	85,266	1,406,889
Nara Bancorp Inc.(a)	426,488	3,736,035
National Bankshares Inc.(b)	90,346	2,461,928
National Penn Bancshares Inc.	1,632,039	11,261,069
NBT Bancorp Inc.	442,672	10,115,055
Northfield Bancorp Inc.	252,777	3,660,211
Northrim BanCorp Inc.	83,314	1,423,003
Norwood Financial Corp.	24,325	656,775
Ohio Valley Banc Corp.(b)	52,441	1,129,579
Old National Bancorp	1,125,696	13,452,067
Old Point Financial Corp.	25,919	382,564
Old Second Bancorp Inc.(b)	138,350	911,726

OmniAmerican Bancorp Inc.	157,383	1,814,626
Oriental Financial Group Inc.	428,545	5,785,357
Orrstown Financial Services Inc.	82,564	2,094,649
Pacific Capital Bancorp(a)(b)	613,019	1,109,564
Pacific Continental Corp.	238,619	2,505,499
PacWest Bancorp	344,131	7,853,069
Park National Corp.(b)	151,416	9,434,731
Peapack-Gladstone Financial Corp.	114,568	1,799,863
Penns Woods Bancorp Inc.	50,339	1,688,873
Peoples Bancorp Inc.	137,394	2,264,253
Peoples Financial Corp.	49,702	744,039
Pinnacle Financial Partners Inc.(a)(b)	425,291	6,426,147
Porter Bancorp Inc.	36,588	479,303
PremierWest Bancorp(a)(b)	285,083	128,287
PrivateBancorp Inc.	684,174	9,373,184
Prosperity Bancshares Inc.	595,340	24,408,940
Renasant Corp.	272,229	4,404,665
Republic Bancorp Inc. Class A	120,726	2,274,478
Republic First Bancorp Inc.(a)	93,806	363,029
S&T Bancorp Inc.(b)	304,000	6,353,600
S.Y. Bancorp Inc.	147,810	3,362,677
Sandy Spring Bancorp Inc.	313,286	4,699,290
Santander BanCorp(a)	55,921	686,151
SCBT Financial Corp.	163,351	6,050,521
Shore Bancshares Inc.	110,478	1,574,311
Sierra Bancorp(b)	114,945	1,481,641
Signature Bank(a)	524,218	19,422,277
Simmons First National Corp. Class A	215,833	5,950,516
Smithtown Bancorp Inc.(b)	187,391	773,925
South Financial Group Inc. (The)	2,783,087	1,923,948
Southside Bancshares Inc.	170,611	3,680,079
Southwest Bancorp Inc.	188,981	1,562,873
State Bancorp Inc.	212,915	1,675,641
Stellar One Corp.	294,331	3,935,205
Sterling Bancorp	347,899	3,496,385
Sterling Bancshares Inc.	1,330,590	7,424,692
Sterling Financial Corp.(a)(b)	697,058	397,323
Suffolk Bancorp(b)	124,728	3,830,397
Sun Bancorp Inc. (New Jersey)(a)	173,089	681,971
Susquehanna Bancshares Inc.	1,686,880	16,548,293
SVB Financial Group(a)	529,522	24,707,497
Texas Capital Bancshares Inc.(a)	459,921	8,733,900
Tompkins Financial Corp.	117,313	4,279,578
Tower Bancorp Inc.(b)	62,457	1,671,974
TowneBank(b)	301,102	4,203,384
TriCo Bancshares	179,893	3,579,871
TrustCo Bank Corp. NY	984,426	6,073,908
Trustmark Corp.	822,023	20,082,022
UMB Financial Corp.	415,871	16,884,363
Umpqua Holdings Corp.	1,232,493	16,342,857
Union First Market Bankshares Corp.	337,163	5,091,161

United Bankshares Inc.(b)	493,156	12,930,550
United Community Banks Inc.(a)(b)	1,060,119	4,675,125
United Security Bancshares Inc.(b)	79,122	1,184,456
Univest Corp. of Pennsylvania	213,658	3,993,268
Washington Banking Co.	199,428	2,510,799
Washington Trust Bancorp Inc.	180,910	3,372,162
Webster Financial Corp.	879,744	15,386,723
WesBanco Inc.	297,148	4,831,626
West Bancorporation Inc.	204,779	1,347,446
Westamerica Bancorporation(b)	376,963	21,731,917
Western Alliance Bancorporation(a)(b)	592,277	3,370,056
Wilber Corp. (The)(b)	75,942	497,420
Wilshire Bancorp Inc.	248,632	2,742,411
Wintrust Financial Corp.	391,114	14,553,352
Yadkin Valley Financial Corp.	212,070	911,901

		832,887,301
BEVERAGES – 0.15%
Boston Beer Co. Inc. Class A(a)	113,652	5,939,454
Coca-Cola Bottling Co. Consolidated	54,309	3,185,766
Diedrich Coffee Inc.(a)(b)	34,604	1,204,219
Farmer Bros. Co.	87,664	1,642,823
National Beverage Corp.	142,082	1,579,952
Peet’s Coffee & Tea Inc.(a)(b)	147,110	5,832,911

		19,385,125
BIOTECHNOLOGY – 3.05%
Acorda Therapeutics Inc.(a)	490,837	16,786,625
Affymax Inc.(a)	224,802	5,267,111
Affymetrix Inc.(a)	913,101	6,702,161
AMAG Pharmaceuticals Inc.(a)(b)	271,031	9,461,692
American Oriental Bioengineering Inc.(a)(b)	796,998	3,251,752
Arena Pharmaceuticals Inc.(a)(b)	1,308,268	4,055,631
ARIAD Pharmaceuticals Inc.(a)	1,405,518	4,778,761
ArQule Inc.(a)	540,874	3,115,434
ARYx Therapeutics Inc.(a)(b)	274,481	238,798
BioCryst Pharmaceuticals Inc.(a)(b)	316,592	2,080,009
BioMimetic Therapeutics Inc.(a)(b)	176,207	2,317,122
Cambrex Corp.(a)	377,004	1,526,866
Cardium Therapeutics Inc.(a)(b)	599,845	264,232
Celera Corp.(a)	1,056,664	7,502,314
Cell Therapeutics Inc.(a)(b)	7,419,981	4,011,984
Celldex Therapeutics Inc.(a)(b)	323,542	1,986,548
China-Biotics Inc.(a)(b)	123,405	2,210,184
CryoLife Inc.(a)	365,214	2,362,935
Curis Inc.(a)(b)	952,608	2,924,507
Cytokinetics Inc.(a)	564,744	1,807,181
Cytori Therapeutics Inc.(a)(b)	377,643	1,722,052
Enzo Biochem Inc.(a)	425,670	2,562,533
Enzon Pharmaceuticals Inc.(a)	772,103	7,860,009
Exelixis Inc.(a)	1,374,747	8,344,714

Facet Biotech Corp.(a)	317,029	8,556,613
Genomic Health Inc.(a)(b)	181,696	3,196,033
Geron Corp.(a)(b)	1,260,939	7,162,134
GTx Inc.(a)(b)	244,197	815,618
Halozyme Therapeutics Inc.(a)	873,679	6,980,695
Harvard Bioscience Inc.(a)	322,506	1,248,098
Human Genome Sciences Inc.(a)	2,360,896	71,299,058
Idera Pharmaceuticals Inc.(a)(b)	283,928	1,763,193
ImmunoGen Inc.(a)	736,973	5,962,112
Immunomedics Inc.(a)(b)	843,571	2,800,656
Incyte Corp.(a)(b)	1,123,585	15,685,247
Integra LifeSciences Holdings Corp.(a)	243,154	10,657,440
InterMune Inc.(a)(b)	574,579	25,608,986
Lexicon Pharmaceuticals Inc.(a)	2,085,433	3,086,441
Martek Biosciences Corp.(a)(b)	428,142	9,637,476
Maxygen Inc.(a)	276,397	1,815,928
Micromet Inc.(a)(b)	873,327	7,056,482
Molecular Insight Pharmaceuticals Inc.(a)(b)	222,991	292,118
Momenta Pharmaceuticals Inc.(a)(b)	506,823	7,587,140
Nanosphere Inc.(a)	163,837	784,779
Nektar Therapeutics(a)	1,195,204	18,179,053
Novavax Inc.(a)(b)	925,083	2,136,942
Omeros Corp.(a)(b)	92,002	647,694
OncoGenex Pharmaceutical Inc.(a)(b)	56,486	1,159,658
Optimer Pharmaceuticals Inc.(a)	428,698	5,264,411
Orexigen Therapeutics Inc.(a)(b)	343,193	2,021,407
Oxigene Inc.(a)(b)	483,794	595,067
PDL BioPharma Inc.	1,542,887	9,581,328
Protalix BioTherapeutics Inc.(a)(b)	451,081	2,959,091
Regeneron Pharmaceuticals Inc.(a)	813,952	21,561,588
Repligen Corp.(a)	397,951	1,615,681
RTI Biologics Inc.(a)	700,209	3,031,905
Sangamo BioSciences Inc.(a)(b)	571,498	3,097,519
Savient Pharmaceuticals Inc.(a)	860,108	12,428,561
Seattle Genetics Inc.(a)	1,074,628	12,831,058
Sequenom Inc.(a)(b)	789,636	4,982,603
StemCells Inc.(a)(b)	1,528,864	1,773,482
SuperGen Inc.(a)	763,352	2,442,726
Vical Inc.(a)(b)	557,153	1,872,034

		403,319,210
BUILDING MATERIALS – 0.63%
AAON Inc.	161,134	3,644,851
Apogee Enterprises Inc.	360,491	5,699,363
Broadwind Energy Inc.(a)(b)	450,340	2,013,020
Builders FirstSource Inc.(a)(b)	551,043	1,735,785
Comfort Systems USA Inc.	499,525	6,239,067
Drew Industries Inc.(a)	237,179	5,222,682
Interline Brands Inc.(a)	419,118	8,021,919
LSI Industries Inc.	242,999	1,657,253
NCI Building Systems Inc.(a)	238,562	2,633,724

Quanex Building Products Corp.	486,240	8,037,547
Simpson Manufacturing Co. Inc.	492,186	13,663,083
Texas Industries Inc.	304,784	10,414,469
Trex Co. Inc.(a)(b)	199,040	4,237,562
U.S. Concrete Inc.(a)(b)	452,392	171,909
Universal Forest Products Inc.	247,682	9,540,711

		82,932,945
CHEMICALS – 2.08%
A. Schulman Inc.	301,670	7,381,865
Aceto Corp.	320,073	1,933,241
American Vanguard Corp.	252,603	2,058,714
Arch Chemicals Inc.	323,427	11,122,655
Balchem Corp.	355,150	8,754,448
Chase Corp.	80,203	1,012,162
China Green Agriculture Inc.(a)(b)	136,220	1,907,080
Ferro Corp.(a)	1,111,165	9,767,140
H.B. Fuller Co.	627,393	14,561,792
Hawkins Inc.(b)	112,688	2,727,050
ICO Inc.	356,033	2,876,747
Innophos Holdings Inc.	222,541	6,208,894
Innospec Inc.(a)	305,513	3,470,628
Kraton Performance Polymers Inc.	147,836	2,640,351
Landec Corp.(a)	339,691	2,252,151
Minerals Technologies Inc.	241,852	12,537,608
NewMarket Corp.	129,936	13,382,109
NL Industries Inc.	88,541	759,682
Olin Corp.	1,006,191	19,741,467
OM Group Inc.(a)	394,699	13,372,402
OMNOVA Solutions Inc.(a)	566,196	4,444,639
PolyOne Corp.(a)	1,193,092	12,217,262
Quaker Chemical Corp.	142,030	3,850,433
Rockwood Holdings Inc.(a)	636,176	16,935,005
Sensient Technologies Corp.	629,083	18,281,152
ShengdaTech Inc.(a)	363,439	2,722,158
Solutia Inc.(a)	1,537,001	24,761,086
Spartech Corp.(a)	394,757	4,618,657
Stepan Co.	94,864	5,301,949
Symyx Technologies Inc.(a)	440,363	1,977,230
W.R. Grace & Co.(a)	931,836	25,867,767
Westlake Chemical Corp.	252,034	6,499,957
Zep Inc.	278,360	6,090,517
Zoltek Companies Inc.(a)(b)	358,644	3,457,328

		275,493,326
COAL – 0.31%
Cloud Peak Energy Inc.(a)	395,060	6,573,798
International Coal Group Inc.(a)(b)	1,538,315	7,030,100
James River Coal Co.(a)	356,578	5,669,590
Patriot Coal Corp.(a)	954,043	19,519,720
Westmoreland Coal Co.(a)	131,530	1,659,909

		40,453,117
COMMERCIAL SERVICES – 6.24%
ABM Industries Inc.	593,518	12,582,582
Administaff Inc.	272,269	5,810,220
Advance America Cash Advance Centers Inc.	592,517	3,448,449
Advisory Board Co. (The)(a)	200,070	6,302,205
Albany Molecular Research Inc.(a)	303,153	2,531,328
American Caresource Holdings Inc.(a)(b)	137,207	242,856
American Public Education Inc.(a)	234,413	10,923,646
AMN Healthcare Services Inc.(a)	421,457	3,708,822
Arbitron Inc.	342,004	9,117,827
Avis Budget Group Inc.(a)	1,314,351	15,115,036
Barrett Business Services Inc.	100,848	1,367,499
Bowne & Co. Inc.	494,417	5,517,694
Bridgepoint Education Inc.(a)(b)	179,172	4,404,048
Capella Education Co.(a)(b)	187,982	17,452,249
Cardtronics Inc.(a)	172,746	2,171,417
Cass Information Systems Inc.	107,434	3,346,569
CBIZ Inc.(a)	566,137	3,719,520
CDI Corp.	157,377	2,307,147
Cenveo Inc.(a)	691,609	5,989,334
Chemed Corp.	291,652	15,860,036
ChinaCast Education Corp.(a)	438,136	3,202,774
Coinstar Inc.(a)(b)	389,810	12,668,825
Compass Diversified Holdings	307,878	4,698,218
Consolidated Graphics Inc.(a)	126,258	5,228,344
Corinthian Colleges Inc.(a)(b)	1,033,604	18,181,094
Cornell Companies Inc.(a)	142,588	2,610,786
Corporate Executive Board Co. (The)	440,112	11,702,578
CorVel Corp.(a)	91,126	3,257,754
CoStar Group Inc.(a)(b)	256,681	10,657,395
CPI Corp.	64,872	899,126
CRA International Inc.(a)	140,797	3,227,067
Cross Country Healthcare Inc.(a)	397,598	4,019,716
Deluxe Corp.	660,023	12,817,647
Diamond Management & Technology Consultants Inc.	308,652	2,422,918
Dollar Financial Corp.(a)	311,113	7,485,379
Dollar Thrifty Automotive Group Inc.(a)	367,836	11,818,571
DynCorp International Inc.(a)	319,618	3,672,411
Electro Rent Corp.	233,124	3,060,918
Emergency Medical Services Corp. Class A(a)	374,755	21,192,395
Euronet Worldwide Inc.(a)(b)	628,218	11,578,058
ExlService Holdings Inc.(a)	192,781	3,215,587
Exponent Inc.(a)	176,430	5,031,784
Forrester Research Inc.(a)	201,632	6,063,074
Franklin Covey Co.(a)	167,695	1,331,498
Gartner Inc.(a)	867,838	19,300,717
GEO Group Inc. (The)(a)	660,233	13,085,818
Global Cash Access Inc.(a)	484,104	3,955,130
Grand Canyon Education Inc.(a)(b)	203,823	5,327,933

Great Lakes Dredge & Dock Corp.	516,909	2,713,772
H&E Equipment Services Inc.(a)	354,714	3,823,817
Hackett Group Inc. (The)(a)	506,096	1,406,947
Healthcare Services Group Inc.	524,342	11,740,017
HealthSpring Inc.(a)	632,165	11,126,104
Heartland Payment Systems Inc.	483,774	8,998,196
Heidrick & Struggles International Inc.	219,009	6,138,822
Hill International Inc.(a)	321,266	1,872,981
HMS Holdings Corp.(a)	334,013	17,031,323
Huron Consulting Group Inc.(a)	277,970	5,642,791
ICF International Inc.(a)	143,567	3,566,204
Integrated Electrical Services Inc.(a)	75,605	427,168
Jackson Hewitt Tax Service Inc.(a)(b)	376,204	752,408
K12 Inc.(a)(b)	304,862	6,770,985
Kelly Services Inc. Class A(a)	338,036	5,631,680
Kendle International Inc.(a)	191,786	3,352,419
Kenexa Corp.(a)	290,955	4,000,631
Kforce Inc.(a)	369,817	5,624,917
Korn/Ferry International(a)	577,561	10,193,952
Landauer Inc.	120,745	7,874,989
Learning Tree International Inc.(a)	98,556	1,386,683
Lincoln Educational Services Corp.(a)	125,161	3,166,573
Live Nation Entertainment Inc.(a)	1,796,589	26,050,540
Mac-Gray Corp.	150,476	1,698,874
MAXIMUS Inc.	225,983	13,769,144
McGrath RentCorp	306,666	7,430,517
Medifast Inc.(a)(b)	167,579	4,211,260
MedQuist Inc.	120,467	940,847
Michael Baker Corp.(a)	101,414	3,496,755
Midas Inc.(a)	180,659	2,037,834
Monro Muffler Brake Inc.	215,439	7,704,099
Multi-Color Corp.	134,968	1,616,917
National Research Corp.	21,658	548,381
Navigant Consulting Inc.(a)	644,490	7,817,664
Net 1 UEPS Technologies Inc.(a)	401,171	7,377,535
Nobel Learning Communities Inc.(a)	53,196	417,057
Odyssey Marine Exploration Inc.(a)	768,930	1,007,298
On Assignment Inc.(a)	466,627	3,327,051
PAREXEL International Corp.(a)	742,904	17,317,092
PHH Corp.(a)	702,532	16,558,679
Pre-Paid Legal Services Inc.(a)(b)	87,514	3,312,405
Princeton Review Inc. (The)(a)	191,219	667,354
Providence Service Corp. (The)(a)	136,391	2,071,779
QC Holdings Inc.	46,201	238,859
Rent-A-Center Inc.(a)	852,591	20,163,777
Resources Connection Inc.(a)	581,561	11,148,524
Rewards Network Inc.	83,599	1,120,227
RiskMetrics Group Inc.(a)	284,230	6,426,440
Rollins Inc.	566,266	12,276,647
RSC Holdings Inc.(a)(b)	633,174	5,040,065
Saba Software Inc.(a)(b)	318,968	1,578,892

SFN Group Inc.(a)	668,820	5,357,248
Sotheby’s(b)	864,999	26,892,819
Standard Parking Corp.(a)	96,512	1,584,727
StarTek Inc.(a)	154,476	1,073,608
Steiner Leisure Ltd.(a)	188,036	8,333,756
Stewart Enterprises Inc. Class A	1,038,254	6,489,087
SuccessFactors Inc.(a)	596,803	11,363,129
Team Health Holdings Inc.(a)	202,232	3,397,498
Team Inc.(a)	243,313	4,036,563
TeleTech Holdings Inc.(a)	419,184	7,159,663
TNS Inc.(a)	325,423	7,256,933
Towers Watson & Co. Class A	550,529	26,150,127
Transcend Services Inc.(a)(b)	100,635	1,635,319
Tree.com Inc.(a)	83,494	763,970
TrueBlue Inc.(a)	565,636	8,767,358
United Rentals Inc.(a)	776,576	7,284,283
Universal Technical Institute Inc.(a)	255,058	5,820,424
Valassis Communications Inc.(a)	620,981	17,281,901
Viad Corp.	265,884	5,463,916
Volt Information Sciences Inc.(a)	156,185	1,594,649
Wright Express Corp.(a)	495,287	14,918,044

		826,872,913
COMPUTERS – 2.38%
Agilysys Inc.	197,159	2,202,266
CACI International Inc. Class A(a)	386,869	18,898,551
CIBER Inc.(a)	887,612	3,319,669
Cogo Group Inc.(a)	297,918	2,082,447
Compellent Technologies Inc.(a)	217,258	3,812,878
Computer Task Group Inc.(a)	196,555	1,425,024
COMSYS IT Partners Inc.(a)	192,721	3,368,763
Cray Inc.(a)	441,794	2,628,674
Dynamics Research Corp.(a)	113,465	1,278,751
Echelon Corp.(a)(b)	419,141	3,759,695
Electronics For Imaging Inc.(a)	570,392	6,633,659
eLoyalty Corp.(a)(b)	86,030	484,349
Fortinet Inc.(a)(b)	161,284	2,835,373
Furmanite Corp.(a)	471,875	2,449,031
iGATE Corp.	293,679	2,857,497
Imation Corp.(a)	383,648	4,223,964
Immersion Corp.(a)	365,709	1,828,545
Innodata Isogen Inc.(a)(b)	275,655	1,116,403
Insight Enterprises Inc.(a)	592,101	8,502,570
Integral Systems Inc.(a)	223,856	2,155,733
Isilon Systems Inc.(a)	333,856	2,874,500
Jack Henry & Associates Inc.	1,082,059	26,034,340
Limelight Networks Inc.(a)	428,146	1,567,014
LivePerson Inc.(a)	533,133	4,089,130
Manhattan Associates Inc.(a)	297,533	7,581,141
Maxwell Technologies Inc.(a)(b)	289,832	3,591,018
Mentor Graphics Corp.(a)	1,375,779	11,033,748

Mercury Computer Systems Inc.(a)	292,653	4,015,199
MTS Systems Corp.	216,376	6,281,395
NCI Inc. Class A(a)	83,904	2,536,418
Ness Technologies Inc.(a)	499,960	3,154,748
Netezza Corp.(a)	608,942	7,788,368
NetScout Systems Inc.(a)	318,011	4,703,383
Palm Inc.(a)(b)	2,135,211	8,028,393
PAR Technology Corp.(a)	106,416	643,817
Quantum Corp.(a)	2,714,839	7,140,027
Radiant Systems Inc.(a)	354,586	5,059,942
RadiSys Corp.(a)	302,161	2,707,363
Rimage Corp.(a)	122,238	1,767,561
Riverbed Technology Inc.(a)(b)	706,808	20,073,347
Sigma Designs Inc.(a)(b)	397,037	4,657,244
Silicon Graphics International Corp.(a)	385,835	4,124,576
Silicon Storage Technology Inc.(a)	1,026,590	3,120,834
SMART Modular Technologies (WWH) Inc.(a)	473,729	3,652,451
SRA International Inc. Class A(a)	538,201	11,189,199
STEC Inc.(a)(b)	319,107	3,822,902
Stratasys Inc.(a)(b)	261,231	6,368,812
Super Micro Computer Inc.(a)	295,822	5,111,804
Sykes Enterprises Inc.(a)	487,876	11,143,088
Synaptics Inc.(a)(b)	443,037	12,232,252
Syntel Inc.	166,189	6,393,291
3D Systems Corp.(a)(b)	229,425	3,131,651
3PAR Inc.(a)(b)	354,765	3,547,650
Tier Technologies Inc. Class B(a)	212,556	1,691,946
Tyler Technologies Inc.(a)	403,374	7,559,229
Unisys Corp.(a)	545,954	19,048,335
Virtusa Corp.(a)	172,690	1,780,434

		315,110,392
COSMETICS & PERSONAL CARE – 0.09%
Elizabeth Arden Inc.(a)	312,210	5,619,780
Inter Parfums Inc.	183,641	2,721,560
Revlon Inc. Class A(a)(b)	251,588	3,736,082

		12,077,422
DISTRIBUTION & WHOLESALE – 0.92%
Beacon Roofing Supply Inc.(a)	582,128	11,136,109
BlueLinx Holdings Inc.(a)(b)	152,593	581,379
BMP Sunstone Corp.(a)(b)	423,104	2,140,906
Brightpoint Inc.(a)	551,274	4,151,093
Chindex International Inc.(a)	171,724	2,028,060
Core-Mark Holding Co. Inc.(a)	125,455	3,840,178
Houston Wire & Cable Co.(b)	227,998	2,640,217
MWI Veterinary Supply Inc.(a)	139,123	5,620,569
Owens & Minor Inc.	537,812	24,949,099
Pool Corp.	624,617	14,141,329
Rentrak Corp.(a)	122,934	2,649,228
ScanSource Inc.(a)	342,619	9,860,575

United Stationers Inc.(a)	306,153	18,017,104
Watsco Inc.	343,303	19,527,075

		121,282,921
DIVERSIFIED FINANCIAL SERVICES – 1.91%
Ampal-American Israel Corp. Class A(a)	275,030	764,583
Artio Global Investors Inc. Class A	356,816	8,827,628
Asset Acceptance Capital Corp.(a)(b)	196,525	1,240,073
BGC Partners Inc. Class A	598,062	3,654,159
Broadpoint Gleacher Securities Inc.(a)	709,380	2,837,520
Calamos Asset Management Inc. Class A	253,233	3,631,361
California First National Bancorp	24,576	328,090
Cohen & Steers Inc.(b)	222,071	5,542,892
CompuCredit Holdings Corp.(b)	208,642	1,076,593
Cowen Group Inc. Class A(a)	279,176	1,580,136
Credit Acceptance Corp.(a)(b)	77,700	3,204,348
Diamond Hill Investment Group Inc.	29,158	2,000,239
Doral Financial Corp.(a)	81,661	351,959
Duff & Phelps Corp. Class A	209,357	3,504,636
E*TRADE Financial Corp.(a)	20,331,188	33,546,460
Encore Capital Group Inc.(a)	173,982	2,862,004
Epoch Holding Corp.	164,363	1,855,658
Evercore Partners Inc. Class A	186,997	5,609,910
FBR Capital Markets Corp.(a)	232,175	1,056,396
First Marblehead Corp. (The)(a)(b)	795,901	2,260,359
GAMCO Investors Inc. Class A	92,093	4,190,231
GFI Group Inc.	837,927	4,843,218
International Assets Holding Corp.(a)(b)	166,929	2,498,927
JMP Group Inc.	190,126	1,616,071
KBW Inc.(a)(b)	449,978	12,104,408
Knight Capital Group Inc. Class A(a)	1,200,421	18,306,420
LaBranche & Co. Inc.(a)	551,867	2,902,820
MarketAxess Holdings Inc.	409,671	6,444,125
MF Global Holdings Ltd.(a)(b)	1,249,727	10,085,297
National Financial Partners Corp.(a)	531,486	7,493,953
Nelnet Inc. Class A	248,840	4,618,470
NewStar Financial Inc.(a)	356,220	2,272,684
Ocwen Financial Corp.(a)	736,616	8,169,071
Oppenheimer Holdings Inc. Class A	122,016	3,112,628
optionsXpress Holdings Inc.(a)	545,365	8,883,996
Penson Worldwide Inc.(a)(b)	251,440	2,532,001
Piper Jaffray Companies(a)	254,183	10,243,575
Portfolio Recovery Associates Inc.(a)(b)	218,951	12,013,841
Pzena Investment Management Inc. Class A(a)	100,558	767,258
Sanders Morris Harris Group Inc.	252,718	1,564,324
Stifel Financial Corp.(a)	388,111	20,860,966
SWS Group Inc.	359,183	4,141,380
Teton Advisors Inc. Class B(c)	1,397	16,764
Thomas Weisel Partners Group Inc.(a)	270,728	1,061,254
TradeStation Group Inc.(a)	430,398	3,017,090
U.S. Global Investors Inc. Class A(b)	166,170	1,643,421

Virtus Investment Partners Inc.(a)	76,309	1,590,280
Westwood Holdings Group Inc.	72,503	2,668,110
World Acceptance Corp.(a)(b)	209,621	7,563,126

		252,960,713
ELECTRIC – 1.64%
ALLETE Inc.	378,690	12,678,541
Avista Corp.	705,653	14,614,074
Black Hills Corp.	463,852	14,077,908
Central Vermont Public Service Corp.	150,538	3,036,351
CH Energy Group Inc.	203,825	8,324,213
Cleco Corp.	780,015	20,709,398
El Paso Electric Co.(a)	580,178	11,951,667
Empire District Electric Co. (The)	494,614	8,912,944
EnerNOC Inc.(a)(b)	181,195	5,377,868
IDACORP Inc.	608,806	21,076,864
MGE Energy Inc.	298,436	10,552,697
NorthWestern Corp.	464,069	12,441,690
Otter Tail Corp.	458,041	10,058,580
Pike Electric Corp.(a)	214,325	1,997,509
PNM Resources Inc.	1,118,562	14,015,582
Portland General Electric Co.	970,232	18,735,180
U.S. Geothermal Inc.(a)(b)	816,404	742,928
UIL Holdings Corp.	378,728	10,415,020
UniSource Energy Corp.	470,229	14,784,000
Unitil Corp.	135,669	3,154,304

		217,657,318
ELECTRICAL COMPONENTS & EQUIPMENT – 1.08%
Advanced Battery Technologies Inc.(a)(b)	717,160	2,796,924
Advanced Energy Industries Inc.(a)	426,228	7,058,336
American Superconductor Corp.(a)(b)	560,591	16,201,080
Belden Inc.	601,444	16,515,652
China BAK Battery Inc.(a)(b)	533,602	1,285,981
Encore Wire Corp.	234,630	4,880,304
Energy Conversion Devices Inc.(a)(b)	590,827	4,626,175
EnerSys Inc.(a)	521,069	12,849,562
Fushi Copperweld Inc.(a)	255,943	2,871,680
Generac Holdings Inc.(a)	247,914	3,473,275
GrafTech International Ltd.(a)	1,552,902	21,228,170
Graham Corp.	130,479	2,347,317
Greatbatch Inc.(a)	299,493	6,346,257
Harbin Electric Inc.(a)(b)	196,274	4,237,556
Insteel Industries Inc.	226,613	2,422,493
Lihua International Inc.(a)	39,583	363,372
Littelfuse Inc.(a)	280,560	10,664,086
NIVS IntelliMedia Technology Group Inc.(a)(b)	104,557	401,499
Orion Energy Systems Inc.(a)(b)	227,315	1,113,843
Powell Industries Inc.(a)	100,451	3,267,671
Power-One Inc.(a)(b)	994,315	4,196,009
PowerSecure International Inc.(a)	221,679	1,746,831

SatCon Technology Corp.(a)(b)	907,420	2,205,031
SmartHeat Inc.(a)(b)	115,664	1,242,231
Ultralife Corp.(a)(b)	159,030	637,710
Universal Display Corp.(a)(b)	377,494	4,443,104
Valence Technology Inc.(a)(b)	663,021	563,568
Vicor Corp.(a)	251,902	3,478,767

		143,464,484
ELECTRONICS – 2.44%
American Science and Engineering Inc.	117,648	8,814,188
Analogic Corp.	165,273	7,062,115
Badger Meter Inc.	191,347	7,368,773
Bel Fuse Inc. Class B	133,837	2,696,816
Benchmark Electronics Inc.(a)	842,884	17,481,414
Brady Corp. Class A	618,503	19,247,813
Checkpoint Systems Inc.(a)	501,957	11,103,289
China Security & Surveillance Technology Inc.(a)(b)	567,088	4,360,907
Cogent Inc.(a)	551,103	5,621,251
Coherent Inc.(a)	280,014	8,949,247
CTS Corp.	435,992	4,107,045
Cubic Corp.	201,624	7,258,464
Cymer Inc.(a)	383,405	14,301,006
Daktronics Inc.	432,741	3,297,486
DDi Corp.(a)	184,586	1,046,603
Dionex Corp.(a)	228,344	17,075,564
Electro Scientific Industries Inc.(a)	352,862	4,520,162
FARO Technologies Inc.(a)	216,372	5,571,579
FEI Co.(a)	482,708	11,058,840
ICx Technologies Inc.(a)(b)	146,875	1,023,719
II-VI Inc.(a)	321,433	10,877,293
L-1 Identity Solutions Inc.(a)	965,941	8,625,853
LaBarge Inc.(a)	164,601	1,818,841
Measurement Specialties Inc.(a)	187,293	2,755,080
MEMSIC Inc.(a)	203,425	648,926
Methode Electronics Inc.	487,750	4,828,725
Multi-Fineline Electronix Inc.(a)	126,895	3,268,815
NVE Corp.(a)(b)	60,285	2,730,910
OSI Systems Inc.(a)	201,042	5,639,228
OYO Geospace Corp.(a)	51,897	2,481,196
Park Electrochemical Corp.	264,408	7,599,086
Plexus Corp.(a)	509,530	18,358,366
RAE Systems Inc.(a)(b)	530,018	431,965
Rofin-Sinar Technologies Inc.(a)	373,415	8,446,647
Rogers Corp.(a)	202,257	5,867,476
Spectrum Control Inc.(a)	163,320	1,909,211
SRS Labs Inc.(a)	150,416	1,495,135
Stoneridge Inc.(a)	195,401	1,932,516
Taser International Inc.(a)	799,570	4,685,480
Technitrol Inc.	529,540	2,795,971
TTM Technologies Inc.(a)	556,936	4,945,592
Varian Inc.(a)	372,247	19,274,950

Watts Water Technologies Inc. Class A	377,755	11,733,070
Woodward Governor Co.	778,656	24,901,419
X-Rite Inc.(a)	339,600	1,028,988
Zygo Corp.(a)	191,682	1,769,225

		322,816,245
ENERGY - ALTERNATE SOURCES – 0.25%
Ascent Solar Technologies Inc.(a)(b)	244,379	940,859
Clean Energy Fuels Corp.(a)(b)	460,131	10,481,784
Comverge Inc.(a)(b)	276,249	3,124,376
Ener1 Inc.(a)(b)	658,730	3,115,793
Evergreen Energy Inc.(a)(b)	1,708,243	307,484
Evergreen Solar Inc.(a)(b)	2,426,162	2,741,563
FuelCell Energy Inc.(a)(b)	942,901	2,658,981
Green Plains Renewable Energy Inc.(a)(b)	151,392	2,160,364
GT Solar International Inc.(a)	406,741	2,127,255
Headwaters Inc.(a)	778,243	3,572,135
Syntroleum Corp.(a)(b)	815,303	1,728,442

		32,959,036
ENGINEERING & CONSTRUCTION – 0.67%
Argan Inc.(a)	97,376	1,265,888
Dycom Industries Inc.(a)	503,743	4,417,826
EMCOR Group Inc.(a)	849,902	20,933,086
ENGlobal Corp.(a)	239,089	662,277
Granite Construction Inc.	442,511	13,372,682
Insituform Technologies Inc. Class A(a)	501,537	13,345,900
Layne Christensen Co.(a)	251,201	6,709,579
Mistras Group Inc.(a)	130,481	1,303,505
MYR Group Inc.(a)	222,608	3,630,736
Orion Marine Group Inc.(a)	345,644	6,238,874
Stanley Inc.(a)	148,278	4,194,785
Sterling Construction Co. Inc.(a)	207,277	3,258,394
Tutor Perini Corp.(a)	332,708	7,236,399
VSE Corp.	52,513	2,161,435

		88,731,366
ENTERTAINMENT – 0.73%
Ascent Media Corp. Class A(a)	181,794	4,953,886
Bally Technologies Inc.(a)	703,339	28,513,363
Bluegreen Corp.(a)	186,623	610,257
Carmike Cinemas Inc.(a)	142,558	1,977,279
Churchill Downs Inc.	122,707	4,601,512
Cinemark Holdings Inc.	416,376	7,636,336
Dover Downs Gaming & Entertainment Inc.	184,887	732,153
Great Wolf Resorts Inc.(a)	365,219	1,161,396
Isle of Capri Casinos Inc.(a)(b)	200,003	1,556,023
Lakes Entertainment Inc.(a)	246,322	566,541
National CineMedia Inc.	543,968	9,388,888
Pinnacle Entertainment Inc.(a)	775,771	7,556,010
Reading International Inc. Class A(a)	226,699	968,005

Shuffle Master Inc.(a)	692,806	5,674,081
Speedway Motorsports Inc.	168,501	2,630,301
Steinway Musical Instruments Inc.(a)	87,084	1,639,792
Vail Resorts Inc.(a)(b)	379,871	15,229,028
Youbet.com Inc.(a)	352,373	1,035,977

		96,430,828
ENVIRONMENTAL CONTROL – 0.66%
Calgon Carbon Corp.(a)(b)	706,745	12,099,474
Clean Harbors Inc.(a)	276,923	15,385,842
Darling International Inc.(a)	1,061,794	9,513,674
Energy Recovery Inc.(a)(b)	433,451	2,730,741
EnergySolutions Inc.	975,121	6,270,028
Fuel Tech Inc.(a)(b)	229,392	1,839,724
Heritage-Crystal Clean Inc.(a)	32,995	372,843
Metalico Inc.(a)(b)	428,052	2,564,031
Met-Pro Corp.	190,796	1,869,801
Mine Safety Appliances Co.	344,368	9,628,529
Perma-Fix Environmental Services Inc.(a)	701,560	1,571,494
Tetra Tech Inc.(a)	777,659	17,917,263
US Ecology Inc.	234,498	3,775,418
Waste Services Inc.(a)	229,895	2,273,662

		87,812,524
FOOD – 1.72%
American Dairy Inc.(a)(b)	126,273	2,418,128
American Italian Pasta Co. Class A(a)	270,605	10,518,416
Arden Group Inc. Class A	15,643	1,662,538
B&G Foods Inc. Class A	620,655	6,504,464
Calavo Growers Inc.	134,568	2,454,520
Cal-Maine Foods Inc.(b)	174,826	5,924,853
Chiquita Brands International Inc.(a)	575,231	9,048,384
Diamond Foods Inc.	283,180	11,904,887
Dole Food Co. Inc.(a)(b)	461,846	5,472,875
Fresh Del Monte Produce Inc.(a)	529,331	10,718,953
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	434,493	3,332,561
Hain Celestial Group Inc.(a)	525,367	9,115,117
HQ Sustainable Maritime Industries Inc.(a)	139,961	839,766
Imperial Sugar Co.	157,404	2,441,336
Ingles Markets Inc. Class A	164,563	2,473,382
J&J Snack Foods Corp.	183,013	7,955,575
Lance Inc.	358,645	8,295,459
Lifeway Foods Inc.(a)(b)	63,811	757,437
M&F Worldwide Corp.(a)	138,581	4,240,579
Nash-Finch Co.	165,534	5,570,219
Overhill Farms Inc.(a)	208,078	1,213,095
Ruddick Corp.(b)	555,096	17,563,237
Sanderson Farms Inc.	262,434	14,069,087
Seaboard Corp.	4,284	5,565,344
Seneca Foods Corp. Class A(a)	120,789	3,517,376
Smart Balance Inc.(a)	808,954	5,242,022

Spartan Stores Inc.	286,943	4,137,718
Tootsie Roll Industries Inc.(b)	321,352	8,686,145
TreeHouse Foods Inc.(a)	450,311	19,755,144
United Natural Foods Inc.(a)	554,507	15,598,282
Village Super Market Inc. Class A	80,938	2,268,692
Weis Markets Inc.	142,236	5,171,701
Winn-Dixie Stores Inc.(a)	703,562	8,787,489
Zhongpin Inc.(a)(b)	311,202	3,952,265

		227,177,046
FOREST PRODUCTS & PAPER – 1.10%
Boise Inc.(a)	377,664	2,315,080
Buckeye Technologies Inc.(a)	499,170	6,529,144
Cellu Tissue Holdings Inc.(a)	109,743	1,095,235
Clearwater Paper Corp.(a)	146,639	7,221,971
Deltic Timber Corp.	137,175	6,042,559
Domtar Corp.(a)	536,295	34,542,761
KapStone Paper and Packaging Corp.(a)	424,648	5,040,572
Louisiana-Pacific Corp.(a)	1,621,332	14,673,055
Neenah Paper Inc.	189,256	2,997,815
Orchids Paper Products Co.(a)(b)	70,442	1,158,771
P.H. Glatfelter Co.	587,820	8,517,512
Potlatch Corp.(b)	513,260	17,984,630
Rock-Tenn Co. Class A	495,202	22,566,355
Schweitzer-Mauduit International Inc.	228,516	10,868,221
Wausau Paper Corp.(a)	561,730	4,797,174

		146,350,855
GAS – 1.18%
Chesapeake Utilities Corp.	120,799	3,599,810
Laclede Group Inc. (The)	286,014	9,644,392
New Jersey Resources Corp.	544,206	20,440,377
Nicor Inc.	583,836	24,474,405
Northwest Natural Gas Co.	342,292	15,950,807
Piedmont Natural Gas Co.	948,893	26,170,469
South Jersey Industries Inc.	384,801	16,157,794
Southwest Gas Corp.	577,336	17,273,893
WGL Holdings Inc.	647,489	22,435,494

		156,147,441
HAND & MACHINE TOOLS – 0.49%
Baldor Electric Co.	601,214	22,485,404
Franklin Electric Co. Inc.	297,841	8,932,252
K-Tron International Inc.(a)	32,112	4,815,837
Raser Technologies Inc.(a)(b)	858,133	858,133
Regal Beloit Corp.	462,526	27,478,670

		64,570,296
HEALTH CARE - PRODUCTS – 3.87%
Abaxis Inc.(a)	282,828	7,690,093
ABIOMED Inc.(a)(b)	397,548	4,106,671

Accuray Inc.(a)	512,162	3,119,067
AGA Medical Holdings Inc.(a)	177,300	2,881,125
Align Technology Inc.(a)	752,752	14,558,224
Alphatec Holdings Inc.(a)	424,985	2,707,154
American Medical Systems Holdings Inc.(a)	953,140	17,709,341
AngioDynamics Inc.(a)	315,450	4,927,329
Atrion Corp.	19,589	2,802,011
ATS Medical Inc.(a)	620,925	1,614,405
Bovie Medical Corp.(a)(b)	223,690	1,398,062
Bruker Corp.(a)	631,417	9,250,259
Cantel Medical Corp.	161,609	3,207,939
Cardiac Science Corp.(a)	263,120	492,034
CardioNet Inc.(a)(b)	306,965	2,348,282
Cardiovascular Systems Inc.(a)(b)	124,748	662,412
Cepheid Inc.(a)(b)	748,147	13,077,610
Clinical Data Inc.(a)(b)	172,141	3,339,535
Conceptus Inc.(a)(b)	394,112	7,866,476
CONMED Corp.(a)	375,022	8,929,274
Cutera Inc.(a)	171,628	1,779,782
Cyberonics Inc.(a)	353,069	6,764,802
Cynosure Inc. Class A(a)	126,348	1,420,152
Delcath Systems Inc.(a)(b)	417,729	3,383,605
DexCom Inc.(a)	682,187	6,637,680
Electro-Optical Sciences Inc.(a)(b)	287,521	2,133,406
Endologix Inc.(a)	623,864	2,520,411
EnteroMedics Inc.(a)(b)	293,095	149,478
ev3 Inc.(a)	961,221	15,244,965
Exactech Inc.(a)	105,660	2,215,690
Female Health Co. (The)	205,858	1,476,002
Haemonetics Corp.(a)	330,969	18,914,878
Hanger Orthopedic Group Inc.(a)	326,050	5,927,589
Hansen Medical Inc.(a)(b)	334,778	766,642
HeartWare International Inc.(a)	91,937	4,088,438
ICU Medical Inc.(a)	155,737	5,365,140
Immucor Inc.(a)	909,551	20,364,847
Insulet Corp.(a)	454,668	6,860,940
Invacare Corp.	373,125	9,902,737
IRIS International Inc.(a)	231,666	2,365,310
Kensey Nash Corp.(a)	106,091	2,502,687
LCA-Vision Inc.(a)	212,466	1,767,717
Luminex Corp.(a)	534,837	9,001,307
MAKO Surgical Corp.(a)(b)	223,501	3,012,793
Masimo Corp.	654,988	17,389,931
Medical Action Industries Inc.(a)	182,468	2,238,882
Merge Healthcare Inc.(a)	441,001	912,872
Meridian Bioscience Inc.	523,250	10,658,602
Merit Medical Systems Inc.(a)	360,641	5,499,775
Metabolix Inc.(a)(b)	288,936	3,519,240
Microvision Inc.(a)(b)	1,143,963	3,225,976
Micrus Endovascular Corp.(a)	203,421	4,011,462
Natus Medical Inc.(a)	361,447	5,750,622

NuVasive Inc.(a)(b)	502,161	22,697,677
NxStage Medical Inc.(a)(b)	297,212	3,403,077
OraSure Technologies Inc.(a)	592,331	3,512,523
Orthofix International NV(a)	220,886	8,035,833
Orthovita Inc.(a)	854,068	3,638,330
Palomar Medical Technologies Inc.(a)	233,123	2,531,716
PSS World Medical Inc.(a)	766,684	18,024,741
Quidel Corp.(a)(b)	332,718	4,837,720
Rochester Medical Corp.(a)	129,373	1,658,562
Rockwell Medical Technologies Inc.(a)(b)	224,371	1,296,864
Sirona Dental Systems Inc.(a)	218,860	8,323,246
Somanetics Corp.(a)	155,541	2,977,055
SonoSite Inc.(a)	186,856	5,999,946
Spectranetics Corp.(a)	414,992	2,867,595
Stereotaxis Inc.(a)(b)	399,466	2,001,325
Steris Corp.	754,868	25,408,857
SurModics Inc.(a)(b)	199,066	4,168,442
Symmetry Medical Inc.(a)	462,364	4,642,135
Synovis Life Technologies Inc.(a)	148,964	2,313,411
Thoratec Corp.(a)	729,141	24,389,766
TomoTherapy Inc.(a)	595,638	2,031,126
TranS1 Inc.(a)(b)	172,707	561,298
Utah Medical Products Inc.	42,194	1,186,917
Vascular Solutions Inc.(a)	210,738	1,894,535
Vital Images Inc.(a)	185,780	3,004,063
Volcano Corp.(a)	623,830	15,071,733
West Pharmaceutical Services Inc.	423,048	17,746,864
Wright Medical Group Inc.(a)	491,127	8,727,327
Young Innovations Inc.	71,658	2,017,889
Zoll Medical Corp.(a)	272,345	7,179,014

		512,611,250
HEALTH CARE - SERVICES – 2.19%
Air Methods Corp.(a)	140,296	4,770,064
Alliance Healthcare Services Inc.(a)	339,067	1,905,557
Allied Healthcare International Inc.(a)	591,266	1,608,244
Almost Family Inc.(a)	103,709	3,908,792
Amedisys Inc.(a)(b)	353,180	19,502,600
America Service Group Inc.	107,623	1,731,654
American Dental Partners Inc.(a)	200,347	2,614,528
AMERIGROUP Corp.(a)	682,976	22,702,122
AmSurg Corp.(a)	395,933	8,548,193
Assisted Living Concepts Inc. Class A(a)	129,945	4,267,394
Bio-Reference Laboratories Inc.(a)	152,752	6,716,505
Capital Senior Living Corp.(a)	291,973	1,535,778
Centene Corp.(a)	622,697	14,969,636
Continucare Corp.(a)	377,598	1,397,113
Emeritus Corp.(a)(b)	255,811	5,205,754
Ensign Group Inc. (The)	141,985	2,460,600
Genoptix Inc.(a)(b)	217,515	7,719,607
Gentiva Health Services Inc.(a)	373,768	10,570,159

HealthSouth Corp.(a)	1,204,863	22,530,938
Healthways Inc.(a)	435,141	6,992,716
IPC The Hospitalist Co. Inc.(a)	207,798	7,295,788
Kindred Healthcare Inc.(a)	503,746	9,092,615
LHC Group Inc.(a)(b)	195,731	6,562,860
Magellan Health Services Inc.(a)	466,741	20,293,899
MedCath Corp.(a)	201,651	2,111,286
Metropolitan Health Networks Inc.(a)	444,816	1,436,756
Molina Healthcare Inc.(a)	170,896	4,301,452
National Healthcare Corp.	103,542	3,663,316
NightHawk Radiology Holdings Inc.(a)	245,400	780,372
NovaMed Inc.(a)(b)	262,633	892,952
Odyssey Healthcare Inc.(a)	425,110	7,698,742
Psychiatric Solutions Inc.(a)	726,213	21,641,147
RadNet Inc.(a)(b)	377,083	1,199,124
RehabCare Group Inc.(a)	318,460	8,684,404
Res-Care Inc.(a)	325,424	3,901,834
Select Medical Holdings Corp.(a)	435,369	3,674,514
Skilled Healthcare Group Inc. Class A(a)	250,919	1,548,170
Sun Healthcare Group Inc.(a)	563,087	5,371,850
Sunrise Senior Living Inc.(a)	643,095	3,292,646
Triple-S Management Corp. Class B(a)	265,212	4,707,513
U.S. Physical Therapy Inc.(a)	150,417	2,617,256
Virtual Radiologic Corp.(a)(b)	82,844	911,284
WellCare Health Plans Inc.(a)	545,210	16,247,258

		289,584,992
HOLDING COMPANIES - DIVERSIFIED – 0.08%
Harbinger Group Inc.(a)	119,250	807,322
Heckmann Corp.(a)(b)	1,146,116	6,647,473
Information Services Group Inc.(a)	311,927	1,063,671
Primoris Services Corp.(b)	107,104	828,985
Resource America Inc. Class A	162,200	778,560

		10,126,011
HOME BUILDERS – 0.38%
AMREP Corp.(a)	16,934	246,051
Beazer Homes USA Inc.(a)(b)	804,121	3,650,709
Brookfield Homes Corp.(a)(b)	126,128	1,102,359
Cavco Industries Inc.(a)	84,919	2,899,135
China Housing & Land Development Inc.(a)(b)	336,666	1,279,331
Hovnanian Enterprises Inc. Class A(a)(b)	669,920	2,914,152
M/I Homes Inc.(a)	237,534	3,479,873
Meritage Homes Corp.(a)	404,686	8,498,406
Ryland Group Inc.	555,897	12,474,329
Skyline Corp.	89,284	1,660,682
Standard-Pacific Corp.(a)	1,371,762	6,200,364
Winnebago Industries Inc.(a)(b)	375,561	5,486,946

		49,892,337
HOME FURNISHINGS – 0.54%

American Woodmark Corp.	133,464	2,587,867
Audiovox Corp. Class A(a)	226,547	1,762,536
DTS Inc.(a)	224,497	7,641,878
Ethan Allen Interiors Inc.	317,471	6,549,427
Furniture Brands International Inc.(a)	536,150	3,447,444
Hooker Furniture Corp.	139,384	2,241,295
Kimball International Inc. Class B	418,430	2,908,088
La-Z-Boy Inc.(a)(b)	664,788	8,336,442
Sealy Corp.(a)(b)	583,238	2,041,333
Stanley Furniture Co. Inc.(a)	135,678	1,378,488
Tempur-Pedic International Inc.(a)(b)	967,063	29,166,620
Universal Electronics Inc.(a)	175,939	3,930,477

		71,991,895
HOUSEHOLD PRODUCTS & WARES – 0.89%
ACCO Brands Corp.(a)	704,554	5,396,884
American Greetings Corp. Class A	509,074	10,609,102
Blyth Inc.	76,152	2,379,750
Central Garden & Pet Co. Class A(a)	760,106	6,962,571
CSS Industries Inc.	97,498	1,959,710
Ennis Inc.	334,323	5,439,435
Fossil Inc.(a)	605,708	22,859,420
Helen of Troy Ltd.(a)	385,303	10,040,996
Oil-Dri Corp. of America	67,660	1,307,868
Prestige Brands Holdings Inc.(a)	437,337	3,936,033
Standard Register Co. (The)	225,798	1,208,019
Tupperware Brands Corp.	808,554	38,988,474
WD-40 Co.	213,236	7,000,538

		118,088,800
HOUSEWARES – 0.06%
National Presto Industries Inc.	61,874	7,357,437

		7,357,437
INSURANCE – 3.30%
Ambac Financial Group Inc.(a)(b)	3,782,322	2,105,997
American Equity Investment Life Holding Co.	751,150	7,999,747
American Physicians Capital Inc.	107,192	3,424,784
American Physicians Service Group Inc.	83,483	2,087,075
American Safety Insurance Holdings Ltd.(a)	111,630	1,851,942
Amerisafe Inc.(a)	243,633	3,988,272
AmTrust Financial Services Inc.	293,501	4,094,339
Argo Group International Holdings Ltd.	398,034	12,971,928
Assured Guaranty Ltd.	1,588,137	34,891,370
Baldwin & Lyons Inc. Class B	106,228	2,559,033
Citizens Inc.(a)(b)	432,739	2,990,226
CNA Surety Corp.(a)	217,198	3,863,952
Conseco Inc.(a)	3,248,152	20,203,505
Crawford & Co. Class B(a)	273,260	1,112,168
Delphi Financial Group Inc. Class A	597,271	15,027,338
Donegal Group Inc. Class A	150,635	2,185,714

Eastern Insurance Holdings Inc.	103,062	1,045,049
eHealth Inc.(a)	301,483	4,748,357
EMC Insurance Group Inc.	63,880	1,438,578
Employers Holdings Inc.	437,297	6,493,860
Enstar Group Ltd.(a)	86,185	5,960,555
FBL Financial Group Inc. Class A	167,367	4,097,144
First Acceptance Corp.(a)	221,224	451,297
First Mercury Financial Corp.	184,614	2,405,520
Flagstone Reinsurance Holdings Ltd.	505,342	5,791,219
FPIC Insurance Group Inc.(a)	136,834	3,709,570
Greenlight Capital Re Ltd. Class A(a)	363,648	9,702,129
Hallmark Financial Services Inc.(a)	124,274	1,118,466
Harleysville Group Inc.	170,123	5,743,352
Horace Mann Educators Corp.	505,831	7,617,815
Independence Holding Co.	84,133	798,422
Infinity Property and Casualty Corp.	177,076	8,046,333
Kansas City Life Insurance Co.	54,365	1,716,847
Life Partners Holdings Inc.(b)	95,424	2,115,550
Maiden Holdings Ltd.	644,640	4,763,890
Max Capital Group Ltd.	595,810	13,697,672
Meadowbrook Insurance Group Inc.	741,949	5,861,397
Mercer Insurance Group Inc.	73,369	1,320,642
MGIC Investment Corp.(a)(b)	1,615,400	17,720,938
Montpelier Re Holdings Ltd.	915,022	15,381,520
National Interstate Corp.	80,219	1,661,335
National Western Life Insurance Co. Class A	29,316	5,404,405
Navigators Group Inc. (The)(a)	161,151	6,338,069
NYMAGIC Inc.	63,052	1,338,594
Phoenix Companies Inc. (The)(a)	1,493,201	3,613,546
Platinum Underwriters Holdings Ltd.	660,720	24,499,498
PMA Capital Corp. Class A(a)	415,094	2,548,677
PMI Group Inc. (The)(a)(b)	942,303	5,107,282
Presidential Life Corp.	268,334	2,675,290
Primus Guaranty Ltd.(a)(b)	243,322	1,021,952
ProAssurance Corp.(a)	427,240	25,010,630
Radian Group Inc.(b)	1,057,639	16,541,474
RLI Corp.	241,188	13,752,540
Safety Insurance Group Inc.	171,214	6,449,631
SeaBright Insurance Holdings Inc.	280,188	3,084,870
Selective Insurance Group Inc.	682,129	11,323,341
State Auto Financial Corp.	184,887	3,318,722
Stewart Information Services Corp.(b)	221,539	3,057,238
Tower Group Inc.	574,449	12,735,534
United America Indemnity Ltd. Class A(a)	473,812	4,534,381
United Fire & Casualty Co.	286,086	5,146,687
Universal American Corp.(a)	349,257	5,378,558
Universal Insurance Holdings Inc.	172,477	872,734
Zenith National Insurance Corp.	482,162	18,476,448

		436,994,948
INTERNET – 3.15%

AboveNet Inc.(a)	169,615	8,604,569
ActivIdentity Corp.(a)	602,055	1,709,836
Ancestry.com Inc.(a)	99,461	1,685,864
Archipelago Learning Inc.(a)	92,293	1,345,632
Ariba Inc.(a)	1,128,386	14,499,760
Art Technology Group Inc.(a)	2,017,346	8,896,496
AsiaInfo Holdings Inc.(a)	402,765	10,665,217
Blue Coat Systems Inc.(a)	537,922	16,697,099
Blue Nile Inc.(a)(b)	163,479	8,994,615
China Information Security Technology Inc.(a)	353,202	1,783,670
Chordiant Software Inc.(a)	389,975	1,977,173
Cogent Communications Group Inc.(a)	572,298	5,957,622
comScore Inc.(a)	278,378	4,646,129
Constant Contact Inc.(a)(b)	309,438	7,185,150
CyberSource Corp.(a)	892,172	15,737,914
DealerTrack Holdings Inc.(a)	485,007	8,283,920
Dice Holdings Inc.(a)	206,173	1,566,915
Digital River Inc.(a)	493,017	14,938,415
Drugstore.com Inc.(a)	1,128,493	4,028,720
EarthLink Inc.	1,364,984	11,656,963
ePlus Inc.(a)	48,626	853,386
eResearchTechnology Inc.(a)	549,890	3,799,740
Global Sources Ltd.(a)	211,547	1,377,171
GSI Commerce Inc.(a)	391,579	10,834,991
Health Grades Inc.(a)	308,368	1,961,220
iMergent Inc.(b)	102,741	691,447
InfoSpace Inc.(a)	452,057	4,995,230
Internap Network Services Corp.(a)	655,883	3,672,945
Internet Brands Inc. Class A(a)	354,072	3,264,544
Internet Capital Group Inc.(a)	474,367	4,008,401
iPass Inc.(a)	661,153	760,326
j2 Global Communications Inc.(a)	576,110	13,480,974
Keynote Systems Inc.	158,298	1,803,014
Knot Inc. (The)(a)	388,130	3,035,177
Lionbridge Technologies Inc.(a)	741,432	2,691,398
Liquidity Services Inc.(a)	193,975	2,238,471
LoopNet Inc.(a) (b)	259,717	2,919,219
MercadoLibre Inc.(a)(b)	333,526	16,079,288
ModusLink Global Solutions Inc.(a)	590,110	4,974,627
Move Inc.(a)	1,992,213	4,163,725
NIC Inc.	650,968	5,123,118
NutriSystem Inc.(b)	396,653	7,064,390
1-800-FLOWERS.COM Inc.(a)	345,765	867,870
Online Resources Corp.(a)	332,830	1,341,305
OpenTable Inc.(a)(b)	38,823	1,480,321
Openwave Systems Inc.(a)	1,076,283	2,475,451
Orbitz Worldwide Inc.(a)	470,562	3,345,696
Overstock.com Inc.(a)(b)	202,523	3,290,999
PCTEL Inc.(a)	247,707	1,530,829
Perficient Inc.(a)	344,433	3,881,760
QuinStreet Inc.	132,221	2,249,079

Rackspace Hosting Inc.(a)(b)	857,441	16,059,870
RealNetworks Inc.(a)	1,071,301	5,174,384
RightNow Technologies Inc.(a)	281,435	5,026,429
S1 Corp.(a)	682,616	4,027,434
Safeguard Scientifics Inc.(a)	262,722	3,415,386
Sapient Corp.	1,089,266	9,955,891
Shutterfly Inc.(a)	267,568	6,445,713
SonicWALL Inc.(a)	694,928	6,038,924
Sourcefire Inc.(a)	285,892	6,561,221
Stamps.com Inc.(a)	115,309	1,164,621
Support.com Inc.(a)	603,273	1,972,703
TechTarget Inc.(a)	152,468	797,408
TeleCommunication Systems Inc.(a)	565,912	4,148,135
Terremark Worldwide Inc.(a)	750,219	5,259,035
TIBCO Software Inc.(a)	2,150,886	23,208,060
Travelzoo Inc.(a)(b)	71,067	1,066,716
United Online Inc.	1,079,402	8,073,927
US Auto Parts Network Inc.(a)	126,374	950,332
ValueClick Inc.(a)	1,123,110	11,388,335
Vasco Data Security International Inc.(a)	344,840	2,844,930
Vitacost.com Inc.(a)	141,912	1,710,040
Vocus Inc.(a)(b)	213,965	3,648,103
Web.com Group Inc.(a)	340,941	1,858,128
Websense Inc.(a)	571,682	13,017,199
Zix Corp.(a)(b)	817,460	1,888,333

		416,819,048
INVESTMENT COMPANIES – 1.10%
Allied Capital Corp.(a)(b)	2,307,615	11,468,847
American Capital Ltd.(a)(b)	3,614,305	18,360,669
Apollo Investment Corp.	2,275,469	28,966,720
Ares Capital Corp.	1,690,940	25,093,550
BlackRock Kelso Capital Corp.(d)	161,799	1,611,518
Capital Southwest Corp.	38,678	3,515,057
Fifth Street Finance Corp.	501,942	5,827,547
Gladstone Capital Corp.(b)	272,344	3,213,659
Gladstone Investment Corp.	290,252	1,735,707
Harris & Harris Group Inc.(a)	398,759	1,838,279
Hercules Technology Growth Capital Inc.	456,288	4,832,090
Kayne Anderson Energy Development Co.	130,529	2,109,349
Kohlberg Capital Corp.	234,736	1,328,606
Main Street Capital Corp.(b)	128,000	1,998,080
MCG Capital Corp.(a)	844,487	4,399,777
Medallion Financial Corp.	195,507	1,556,236
MVC Capital Inc.	279,348	3,790,752
NGP Capital Resources Co.	280,549	2,390,277
PennantPark Investment Corp.	327,696	3,394,931
PennyMac Mortgage Investment Trust(a)	190,113	3,157,777
Prospect Capital Corp.(b)	814,068	9,890,926
Solar Capital Ltd.	74,044	1,565,290
TICC Capital Corp.(b)	343,496	2,263,639

Triangle Capital Corp.(b)	136,127	1,911,223

		146,220,506
IRON & STEEL – 0.09%
China Precision Steel Inc.(a)(b)	396,932	833,557
General Steel Holdings Inc.(a)(b)	266,486	1,095,257
Gibraltar Industries Inc.(a)	348,592	4,395,745
Olympic Steel Inc.	116,977	3,819,299
Sutor Technology Group Ltd.(a)	100,998	292,894
Universal Stainless & Alloy Products Inc.(a)	87,303	2,094,399

		12,531,151
LEISURE TIME – 0.57%
Ambassadors Group Inc.	242,851	2,683,504
Brunswick Corp.	1,138,970	18,189,351
Callaway Golf Co.	832,505	7,342,694
Interval Leisure Group Inc.(a)	510,951	7,439,447
Life Time Fitness Inc.(a)(b)	520,039	14,613,096
Marine Products Corp.(a)	129,506	777,036
Multimedia Games Inc.(a)	343,686	1,340,375
Polaris Industries Inc.(b)	395,343	20,225,748
Town Sports International Holdings Inc.(a)(b)	254,808	996,299
Universal Travel Group(a)	155,581	1,541,808

		75,149,358
LODGING – 0.34%
Ameristar Casinos Inc.	330,665	6,024,716
Gaylord Entertainment Co.(a)(b)	512,055	14,998,091
Marcus Corp.	259,096	3,365,657
Monarch Casino & Resort Inc.(a)	117,711	1,005,252
Morgans Hotel Group Co.(a)(b)	280,622	1,798,787
Orient-Express Hotels Ltd. Class A(a)	1,170,537	16,598,215
Red Lion Hotels Corp.(a)	174,879	1,262,626

		45,053,344
MACHINERY – 1.29%
Alamo Group Inc.	96,860	1,936,231
Albany International Corp. Class A	349,130	7,516,769
Altra Holdings Inc.(a)	344,399	4,728,598
Applied Industrial Technologies Inc.	545,645	13,559,278
Astec Industries Inc.(a)	233,825	6,771,572
Bolt Technology Corp.(a)	113,276	1,281,152
Briggs & Stratton Corp.	643,269	12,543,745
Cascade Corp.	117,225	3,775,817
Cognex Corp.	512,154	9,469,727
Columbus McKinnon Corp.(a)	246,027	3,904,448
Duoyuan Printing Inc.(a)	104,558	1,129,226
DXP Enterprises Inc.(a)	100,440	1,282,619
Flow International Corp.(a)	588,378	1,771,018
Gorman-Rupp Co. (The)	185,366	4,715,711
Hurco Companies Inc.(a)	83,693	1,408,553

Intermec Inc.(a)	801,014	11,358,379
Intevac Inc.(a)	283,247	3,914,474
iRobot Corp.(a)(b)	250,806	3,802,219
Kadant Inc.(a)	158,480	2,283,697
Lindsay Corp.(b)	158,941	6,581,747
Middleby Corp. (The)(a)(b)	210,820	12,141,124
NACCO Industries Inc. Class A	69,246	5,134,591
Nordson Corp.	433,754	29,460,572
Robbins & Myers Inc.	342,488	8,158,064
Sauer-Danfoss Inc.(a)	145,653	1,934,272
Tecumseh Products Co. Class A(a)	241,347	2,961,328
Tennant Co.	240,734	6,593,704
Twin Disc Inc.	111,883	1,367,210

		171,485,845
MACHINERY - DIVERSIFIED – 0.06%
Chart Industries Inc.(a)	366,904	7,338,080

		7,338,080
MANUFACTURING – 2.05%
A.O. Smith Corp.	283,444	14,900,651
Actuant Corp. Class A	874,260	17,091,783
Acuity Brands Inc.	556,338	23,483,027
American Railcar Industries Inc.	118,435	1,440,170
Ameron International Corp.	118,840	7,473,848
AZZ Inc.	156,900	5,311,065
Barnes Group Inc.	601,323	11,695,732
Blount International Inc.(a)	495,124	5,129,485
Ceradyne Inc.(a)	333,115	7,558,379
China Fire & Security Group Inc.(a)(b)	182,370	2,365,339
CLARCOR Inc.	657,365	22,672,519
Colfax Corp.(a)	305,889	3,600,314
Eastman Kodak Co.(a)(b)	3,463,216	20,052,021
EnPro Industries Inc.(a)	257,796	7,496,708
ESCO Technologies Inc.	338,502	10,767,749
Federal Signal Corp.	628,989	5,667,191
FreightCar America Inc.	154,000	3,720,640
GP Strategies Corp.(a)	204,507	1,709,679
Griffon Corp.(a)	561,086	6,991,132
Hexcel Corp.(a)	1,246,640	18,001,482
Koppers Holdings Inc.	263,918	7,474,158
Lancaster Colony Corp.	247,823	14,611,644
LSB Industries Inc.(a)	222,749	3,394,695
Matthews International Corp. Class A	393,046	13,953,133
Myers Industries Inc.	406,821	4,263,484
PMFG Inc.(a)	190,709	2,523,080
Polypore International Inc.(a)	292,277	5,103,156
Portec Rail Products Inc.	90,698	1,053,911
Raven Industries Inc.	206,843	6,099,800
Smith & Wesson Holding Corp.(a)(b)	767,949	2,902,847
Standex International Corp.	159,627	4,113,588

Sturm, Ruger & Co. Inc.(b)	246,003	2,949,576
Tredegar Corp.	381,767	6,520,580

		272,092,566
MEDIA – 0.50%
Acacia Research Corp.(a)	412,867	4,471,350
Belo Corp. Class A	1,152,851	7,862,444
CKX Inc.(a)	750,470	4,600,381
Courier Corp.	131,144	2,165,187
Crown Media Holdings Inc. Class A(a)(b)	141,949	272,542
DG FastChannel Inc.(a)	267,783	8,555,667
Dolan Media Co.(a)	386,886	4,205,451
E.W. Scripps Co. (The) Class A(a)	373,931	3,159,717
Fisher Communications Inc.(a)	75,891	1,070,063
Journal Communications Inc. Class A(a)	537,186	2,256,181
Lin TV Corp. Class A(a)	347,093	1,995,785
LodgeNet Interactive Corp.(a)(b)	264,251	1,841,829
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	342,267	1,909,850
Mediacom Communications Corp. Class A(a)	507,325	3,018,584
Outdoor Channel Holdings Inc.(a)	191,133	1,259,566
Playboy Enterprises Inc. Class B(a)	282,207	1,032,878
PRIMEDIA Inc.	217,061	746,690
Scholastic Corp.	290,954	8,146,712
Sinclair Broadcast Group Inc. Class A(a)	553,102	2,809,758
Value Line Inc.	17,392	401,581
World Wrestling Entertainment Inc.	282,388	4,885,312

		66,667,528
METAL FABRICATE & HARDWARE – 0.77%
A.M. Castle & Co.(a)	214,903	2,810,931
Ampco-Pittsburgh Corp.	109,814	2,725,583
CIRCOR International Inc.	219,104	7,276,444
Dynamic Materials Corp.	166,030	2,593,389
Eastern Co. (The)	78,426	1,061,888
Hawk Corp. Class A(a)	72,039	1,404,760
Haynes International Inc.	155,499	5,524,879
Kaydon Corp.	429,029	16,131,490
L.B. Foster Co. Class A(a)	130,971	3,783,752
Ladish Co. Inc.(a)	205,405	4,140,965
Lawson Products Inc.	52,532	812,670
Mueller Industries Inc.	479,644	12,849,663
Mueller Water Products Inc. Class A	1,986,091	9,493,515
North American Galvanizing & Coatings Inc.(a)	167,186	929,554
Northwest Pipe Co.(a)	119,310	2,606,923
Omega Flex Inc.	36,348	381,654
RBC Bearings Inc.(a)	280,360	8,935,073
Sun Hydraulics Corp.(b)	160,233	4,162,853
TriMas Corp.(a)	202,078	1,311,486
Worthington Industries Inc.	777,842	13,448,888

		102,386,360

MINING – 0.91%
Allied Nevada Gold Corp.(a)	711,865	11,795,603
AMCOL International Corp.	304,165	8,273,288
Brush Engineered Materials Inc.(a)	260,538	5,880,343
Century Aluminum Co.(a)	732,502	10,079,228
Coeur d’Alene Mines Corp.(a)(b)	1,051,819	15,756,249
General Moly Inc.(a)(b)	822,900	2,732,028
Hecla Mining Co.(a)(b)	3,055,261	16,712,278
Horsehead Holding Corp.(a)	559,576	6,625,380
Kaiser Aluminum Corp.	199,095	7,679,094
Paramount Gold and Silver Corp.(a)(b)	1,005,103	1,397,093
RTI International Metals Inc.(a)	387,682	11,758,395
Stillwater Mining Co.(a)	527,689	6,849,403
United States Lime & Minerals Inc.(a)	23,939	925,721
Uranerz Energy Corp.(a)(b)	650,058	1,209,108
Uranium Energy Corp.(a)(b)	726,639	2,339,778
US Gold Corp.(a)(b)	1,030,571	2,782,542
USEC Inc.(a)(b)	1,450,934	8,371,889

		121,167,420
MISCELLANEOUS - MANUFACTURING – 0.08%
John Bean Technologies Corp.	355,720	6,239,329
STR Holdings Inc.(a)(b)	158,629	3,727,781

		9,967,110
OFFICE FURNISHINGS – 0.36%
Herman Miller Inc.	694,627	12,544,964
HNI Corp.	579,537	15,433,070
Interface Inc. Class A	626,874	7,259,201
Knoll Inc.	607,257	6,831,641
Steelcase Inc. Class A	922,341	5,967,546

		48,036,422
OIL & GAS – 2.43%
Alon USA Energy Inc.(b)	104,851	760,170
Apco Oil and Gas International Inc.	118,841	3,215,837
Approach Resources Inc.(a)	155,182	1,409,053
Arena Resources Inc.(a)	493,459	16,481,531
Atlas Energy Inc.(a)	871,875	27,132,750
ATP Oil & Gas Corp.(a)(b)	512,934	9,648,289
Berry Petroleum Co. Class A	653,913	18,414,190
Bill Barrett Corp.(a)	495,897	15,228,997
BPZ Resources Inc.(a)(b)	1,195,082	8,783,853
Brigham Exploration Co.(a)	1,278,606	20,393,766
Bronco Drilling Co. Inc.(a)	304,896	1,433,011
Carrizo Oil & Gas Inc.(a)(b)	360,245	8,267,623
Cheniere Energy Inc.(a)(b)	726,719	2,245,562
Clayton Williams Energy Inc.(a)	76,003	2,658,585
Contango Oil & Gas Co.(a)	156,422	8,000,985
CREDO Petroleum Corp.(a)(b)	92,272	912,570
Crosstex Energy Inc.(a)	522,627	4,541,629

Cubic Energy Inc.(a)(b)	363,758	385,583
CVR Energy Inc.(a)	297,503	2,603,151
Delek US Holdings Inc.	164,215	1,195,485
Delta Petroleum Corp.(a)(b)	2,297,539	3,239,530
Endeavour International Corp.(a)(b)	1,479,730	1,879,257
FX Energy Inc.(a)	556,175	1,907,680
GeoResources Inc.(a)	113,137	1,727,602
GMX Resources Inc.(a)(b)	403,135	3,313,770
Goodrich Petroleum Corp.(a)(b)	316,310	4,947,088
Gran Tierra Energy Inc.(a)(b)	2,630,733	15,521,325
Gulfport Energy Corp.(a)	338,865	3,808,843
Harvest Natural Resources Inc.(a)	426,251	3,209,670
Isramco Inc.(a)(b)	13,360	875,748
McMoRan Exploration Co.(a)	1,054,760	15,431,139
Northern Oil and Gas Inc.(a)(b)	462,060	7,323,651
Oilsands Quest Inc.(a)(b)	2,901,123	2,144,510
Panhandle Oil and Gas Inc.	92,954	2,196,503
Parker Drilling Co.(a)	1,498,961	7,389,878
Penn Virginia Corp.	586,103	14,359,523
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	248,226	5,751,396
PetroQuest Energy Inc.(a)	661,010	3,324,880
Pioneer Drilling Co.(a)	596,390	4,198,586
PrimeEnergy Corp.(a)	7,350	197,935
Rex Energy Corp.(a)	388,455	4,424,502
Rosetta Resources Inc.(a)	675,015	15,896,603
Stone Energy Corp.(a)	537,809	9,546,110
SulphCo Inc.(a)(b)	942,941	273,453
Swift Energy Co.(a)	482,926	14,845,145
Toreador Resources Corp.(a)	322,289	2,636,324
VAALCO Energy Inc.	752,583	3,717,760
Vantage Drilling Co.(a)	1,009,663	1,494,301
Venoco Inc.(a)	232,903	2,988,145
W&T Offshore Inc.(b)	438,600	3,684,240
Warren Resources Inc.(a)	912,828	2,300,327
Western Refining Inc.(a)(b)	525,028	2,887,654
Zion Oil & Gas Inc.(a)(b)	192,034	1,188,690

		322,344,391
OIL & GAS SERVICES – 1.41%
Allis-Chalmers Energy Inc.(a)(b)	762,463	2,699,119
Basic Energy Services Inc.(a)(b)	291,327	2,246,131
Boots & Coots Inc.(a)	1,010,091	2,454,521
Cal Dive International Inc.(a)	578,654	4,241,534
CARBO Ceramics Inc.	249,065	15,526,712
Complete Production Services Inc.(a)	753,316	8,700,800
Dawson Geophysical Co.(a)	100,774	2,946,632
Dril-Quip Inc.(a)	375,402	22,839,458
Geokinetics Inc.(a)	108,591	782,941
Global Industries Ltd.(a)	1,288,364	8,271,297
Gulf Island Fabrication Inc.	158,038	3,437,326

Hercules Offshore Inc.(a)	1,480,769	6,382,114
Hornbeck Offshore Services Inc.(a)	296,092	5,498,428
ION Geophysical Corp.(a)	1,371,077	6,745,699
Key Energy Services Inc.(a)	1,595,966	15,241,475
Lufkin Industries Inc.	191,866	15,186,194
Matrix Service Co.(a)	337,834	3,635,094
Natural Gas Services Group Inc.(a)	156,302	2,480,513
Newpark Resources Inc.(a)	1,145,163	6,012,106
RPC Inc.	363,623	4,047,124
Superior Well Services Inc.(a)	232,443	3,110,087
T-3 Energy Services Inc.(a)	162,327	3,986,751
Tetra Technologies Inc.(a)	971,843	11,875,921
TGC Industries Inc.(a)	173,543	701,114
Union Drilling Inc.(a)	127,747	786,922
Willbros Group Inc.(a)	509,800	6,122,698
World Fuel Services Corp.	761,095	20,275,571

		186,234,282
PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	69,143	1,799,101
Astronics Corp.(a)	121,573	1,192,631
BWAY Holding Co.(a)	97,405	1,957,841
Graham Packaging Co. Inc.(a)	220,360	2,765,518
Graphic Packaging Holding Co.(a)	1,442,571	5,207,681
Silgan Holdings Inc.	345,180	20,790,191

		33,712,963
PHARMACEUTICALS – 3.15%
Accelrys Inc.(a)	356,796	2,197,863
Acura Pharmaceuticals Inc.(a)(b)	106,044	571,577
Adolor Corp.(a)	609,349	1,096,828
Akorn Inc.(a)(b)	739,046	1,130,740
Alkermes Inc.(a)	1,220,397	15,828,549
Allos Therapeutics Inc.(a)(b)	931,991	6,924,693
Alnylam Pharmaceuticals Inc.(a)(b)	465,243	7,918,436
Amicus Therapeutics Inc.(a)	198,977	634,737
Ardea Biosciences Inc.(a)(b)	183,628	3,353,047
Array BioPharma Inc.(a)	647,749	1,774,832
Auxilium Pharmaceuticals Inc.(a)	597,202	18,608,814
AVANIR Pharmaceuticals Inc. Class A(a)(b)	833,961	1,934,790
AVI BioPharma Inc.(a)(b)	1,239,823	1,475,389
Biodel Inc.(a)(b)	198,797	848,863
BioDelivery Sciences International Inc.(a)(b)	129,073	494,350
BioScrip Inc.(a)	500,984	3,997,852
BioSpecifics Technologies Corp.(a)(b)	46,779	1,298,117
Cadence Pharmaceuticals Inc.(a)(b)	317,786	2,901,386
Caraco Pharmaceutical Laboratories Ltd.(a)	136,320	816,557
Catalyst Health Solutions Inc.(a)	473,497	19,593,306
Chelsea Therapeutics International Ltd.(a)	345,542	1,226,674
China Sky One Medical Inc.(a)	134,713	2,116,341
Clarient Inc.(a)	393,392	1,030,687

Cornerstone Therapeutics Inc.(a)(b)	85,450	542,608
Cubist Pharmaceuticals Inc.(a)	744,199	16,774,245
Cumberland Pharmaceuticals Inc.(a)	104,328	1,098,574
Cypress Bioscience Inc.(a)	491,760	2,409,624
Depomed Inc.(a)	661,757	2,349,237
Discovery Laboratories Inc.(a)(b)	1,949,010	1,013,485
DURECT Corp.(a)	1,105,669	3,328,064
Dyax Corp.(a)(b)	927,599	3,163,113
Emergent BioSolutions Inc.(a)	210,749	3,538,476
Hemispherx Biopharma Inc.(a)(b)	1,596,640	1,181,514
Hi-Tech Pharmacal Co. Inc.(a)	110,958	2,456,610
Idenix Pharmaceuticals Inc.(a)	409,691	1,155,329
Impax Laboratories Inc.(a)	783,326	14,005,869
Infinity Pharmaceuticals Inc.(a)	235,469	1,436,361
Insmed Inc.(a)(b)	1,630,364	1,923,830
Inspire Pharmaceuticals Inc.(a)	792,714	4,946,535
Ironwood Pharmaceuticals Inc.(a)	253,428	3,426,347
Isis Pharmaceuticals Inc.(a)(b)	1,202,651	13,132,949
ISTA Pharmaceuticals Inc.(a)	435,506	1,772,509
Javelin Pharmaceuticals Inc.(a)(b)	696,626	898,648
K-V Pharmaceutical Co. Class A(a)(b)	486,266	855,828
Lannett Co. Inc.(a)	132,762	564,239
Ligand Pharmaceuticals Inc. Class B(a)	1,463,871	2,561,774
Mannatech Inc.(b)	206,602	690,051
MannKind Corp.(a)(b)	746,483	4,896,928
MAP Pharmaceuticals Inc.(a)	116,724	1,854,744
Matrixx Initiatives Inc.(a)(b)	121,633	616,679
Medicines Co. (The)(a)	681,138	5,340,122
Medicis Pharmaceutical Corp. Class A	759,909	19,119,310
Medivation Inc.(a)(b)	370,709	3,888,737
MiddleBrook Pharmaceuticals Inc.(a)(b)	473,014	141,904
Myriad Pharmaceuticals Inc.(a)	308,207	1,393,096
Nabi Biopharmaceuticals(a)	629,943	3,445,788
Neogen Corp.(a)	256,125	6,428,738
Neurocrine Biosciences Inc.(a)	610,935	1,557,884
NeurogesX Inc.(a)(b)	132,416	1,244,710
NPS Pharmaceuticals Inc.(a)	613,681	3,092,952
Nutraceutical International Corp.(a)	141,430	2,112,964
Obagi Medical Products Inc.(a)	222,524	2,710,342
Omega Protein Corp.(a)	246,177	1,415,518
Onyx Pharmaceuticals Inc.(a)	796,928	24,130,980
Opko Health Inc.(a)(b)	572,773	1,134,091
Osiris Therapeutics Inc.(a)(b)	215,847	1,597,268
Pain Therapeutics Inc.(a)	448,852	2,814,302
Par Pharmaceutical Companies Inc.(a)	449,188	11,139,862
PetMed Express Inc.(b)	301,378	6,681,550
Pharmasset Inc.(a)	289,740	7,765,032
PharMerica Corp.(a)	393,725	7,173,670
Poniard Pharmaceuticals Inc.(a)(b)	362,928	417,367
POZEN Inc.(a)	337,697	3,235,137
Progenics Pharmaceuticals Inc.(a)	345,332	1,840,620

Questcor Pharmaceuticals Inc.(a)	741,326	6,101,113
Repros Therapeutics Inc.(a)(b)	223,810	151,072
Rigel Pharmaceuticals Inc.(a)	643,363	5,127,603
Salix Pharmaceuticals Ltd.(a)	716,883	26,703,892
Santarus Inc.(a)	669,603	3,602,464
Schiff Nutrition International Inc.	145,586	1,190,893
SciClone Pharmaceuticals Inc.(a)	461,437	1,628,873
SIGA Technologies Inc.(a)(b)	393,276	2,607,420
Spectrum Pharmaceuticals Inc.(a)(b)	558,133	2,572,993
Star Scientific Inc.(a)(b)	1,034,990	2,639,225
Sucampo Pharmaceuticals Inc.(a)	141,520	505,226
Synta Pharmaceuticals Corp.(a)(b)	215,386	928,314
Synutra International Inc.(a)(b)	233,156	5,271,657
Theravance Inc.(a)(b)	907,922	12,093,521
USANA Health Sciences Inc.(a)(b)	80,685	2,534,316
Vanda Pharmaceuticals Inc.(a)(b)	344,283	3,973,026
ViroPharma Inc.(a)	999,615	13,624,752
VIVUS Inc.(a)(b)	1,037,139	9,043,852
XenoPort Inc.(a)(b)	385,058	3,565,637
Zymogenetics Inc.(a)(b)	597,967	3,426,351

		417,482,742
REAL ESTATE – 0.32%
American Realty Investors Inc.(a)(b)	33,004	354,793
Avatar Holdings Inc.(a)	100,770	2,190,740
Consolidated-Tomoka Land Co.	70,572	2,223,724
Forestar Group Inc.(a)	463,024	8,741,893
Government Properties Income Trust	216,372	5,627,836
Hilltop Holdings Inc.(a)	511,959	6,015,518
Resource Capital Corp.	396,466	2,680,110
Starwood Property Trust Inc.	599,725	11,574,693
Terreno Realty Corp.(a)	115,693	2,282,623
Transcontinental Realty Investors Inc.(a)	18,590	232,747
United Capital Corp.(a)	25,205	597,863

		42,522,540
REAL ESTATE INVESTMENT TRUSTS – 6.20%
Acadia Realty Trust	512,199	9,147,874
Agree Realty Corp.	91,906	2,100,971
Alexander’s Inc.(a)	26,494	7,925,150
American Campus Communities Inc.	673,812	18,637,640
American Capital Agency Corp.(b)	209,535	5,364,096
Anworth Mortgage Asset Corp.	1,464,377	9,869,901
Apollo Commercial Real Estate Finance Inc.	129,168	2,326,316
Ashford Hospitality Trust Inc.(a)(b)	589,734	4,228,393
Associated Estates Realty Corp.	252,363	3,480,086
BioMed Realty Trust Inc.	1,265,885	20,937,738
CapLease Inc.	666,518	3,699,175
Capstead Mortgage Corp.	893,728	10,688,987
CBL & Associates Properties Inc.(b)	1,780,239	24,389,274
Cedar Shopping Centers Inc.	583,095	4,612,281

Chesapeake Lodging Trust	99,166	1,930,762
Cogdell Spencer Inc.	386,846	2,862,660
Colonial Properties Trust	856,103	11,026,607
Colony Financial Inc.	185,587	3,711,740
Cousins Properties Inc.	958,730	7,967,046
CreXus Investment Corp.	174,963	2,339,255
Cypress Sharpridge Investments Inc.	213,239	2,853,138
DCT Industrial Trust Inc.	2,638,653	13,800,155
Developers Diversified Realty Corp.	2,650,710	32,259,141
DiamondRock Hospitality Co.(a)	1,603,859	16,215,014
DuPont Fabros Technology Inc.	341,756	7,378,512
Dynex Capital Inc.	151,899	1,367,091
EastGroup Properties Inc.	346,778	13,087,402
Education Realty Trust Inc.	732,389	4,203,913
Entertainment Properties Trust	542,562	22,315,575
Equity Lifestyle Properties Inc.	326,251	17,578,404
Equity One Inc.(b)	450,283	8,505,846
Extra Space Storage Inc.	1,115,517	14,144,756
FelCor Lodging Trust Inc.(a)	835,545	4,762,607
First Industrial Realty Trust Inc.(a)(b)	682,939	5,299,607
First Potomac Realty Trust	490,826	7,377,115
Franklin Street Properties Corp.	862,251	12,442,282
Getty Realty Corp.	225,856	5,285,030
Gladstone Commercial Corp.	110,647	1,598,849
Glimcher Realty Trust	797,067	4,041,130
Gramercy Capital Corp.(a)	553,978	1,545,599
Hatteras Financial Corp.	467,348	12,043,558
Healthcare Realty Trust Inc.	765,850	17,836,647
Hersha Hospitality Trust	1,570,960	8,137,573
Highwoods Properties Inc.	914,707	29,023,653
Home Properties Inc.	447,555	20,945,574
Inland Real Estate Corp.	906,760	8,296,854
Invesco Mortgage Capital Inc.	217,015	4,991,345
Investors Real Estate Trust	942,652	8,502,721
iStar Financial Inc.(a)(b)	1,216,816	5,585,185
Kilroy Realty Corp.	557,187	17,183,647
Kite Realty Group Trust	597,788	2,827,537
LaSalle Hotel Properties	820,691	19,122,100
Lexington Realty Trust	1,253,892	8,162,837
LTC Properties Inc.	299,314	8,099,437
Medical Properties Trust Inc.	1,035,003	10,846,831
MFA Financial Inc.	3,619,127	26,636,775
Mid-America Apartment Communities Inc.	364,432	18,873,933
Mission West Properties Inc.	232,092	1,596,793
Monmouth Real Estate Investment Corp. Class A	281,544	2,367,785
National Health Investors Inc.	335,136	12,989,871
National Retail Properties Inc.	1,032,115	23,563,185
NorthStar Realty Finance Corp.(b)	856,903	3,607,562
Omega Healthcare Investors Inc.	1,147,781	22,370,252
Parkway Properties Inc.	279,261	5,244,522
Pebblebrook Hotel Trust(a)	248,800	5,232,264

Pennsylvania Real Estate Investment Trust(b)	498,530	6,216,669
Post Properties Inc.	625,588	13,775,448
PS Business Parks Inc.	230,904	12,330,274
RAIT Financial Trust(a)(b)	971,401	1,923,374
Ramco-Gershenson Properties Trust	335,601	3,778,867
Redwood Trust Inc.(b)	1,000,800	15,432,336
Saul Centers Inc.	82,976	3,435,206
Sovran Self Storage Inc.	354,997	12,375,195
Strategic Hotels & Resorts Inc.(a)	968,236	4,115,003
Sun Communities Inc.	213,319	5,375,639
Sunstone Hotel Investors Inc.(a)	1,267,656	14,159,718
Tanger Factory Outlet Centers Inc.	519,941	22,440,654
UMH Properties Inc.	115,338	942,311
Universal Health Realty Income Trust	143,162	5,059,345
Urstadt Biddle Properties Inc. Class A	277,012	4,379,560
U-Store-It Trust	1,027,759	7,399,865
Walter Investment Management Corp.	297,415	4,758,640
Washington Real Estate Investment Trust	752,203	22,979,802
Winthrop Realty Trust	193,657	2,331,630

		820,605,095
RETAIL – 6.32%
AFC Enterprises Inc.(a)	326,619	3,504,622
America’s Car-Mart Inc.(a)	128,192	3,091,991
AnnTaylor Stores Corp.(a)	756,223	15,653,816
Asbury Automotive Group Inc.(a)	415,428	5,525,192
Bebe Stores Inc.	308,902	2,749,228
Benihana Inc. Class A(a)	173,006	1,124,539
Big 5 Sporting Goods Corp.	277,856	4,228,968
BJ’s Restaurants Inc.(a)	253,156	5,898,535
Bob Evans Farms Inc.	396,449	12,254,239
Books-A-Million Inc.	92,649	670,779
Borders Group Inc.(a)(b)	631,938	1,086,933
Brown Shoe Co. Inc.	536,777	8,309,308
Buckle Inc. (The)(b)	329,280	12,104,333
Buffalo Wild Wings Inc.(a)(b)	232,230	11,172,585
Build-A-Bear Workshop Inc.(a)	217,249	1,546,813
Cabela’s Inc.(a)(b)	515,385	9,014,084
California Pizza Kitchen Inc.(a)	249,591	4,190,633
Caribou Coffee Co. Inc.(a)(b)	89,393	591,782
Carrols Restaurant Group Inc.(a)	148,350	1,008,780
Casey’s General Stores Inc.	656,366	20,609,892
Cash America International Inc.	381,485	15,061,028
Cato Corp. (The) Class A	357,212	7,658,625
CEC Entertainment Inc.(a)	297,298	11,324,081
Charming Shoppes Inc.(a)	1,490,397	8,137,568
Cheesecake Factory Inc. (The)(a)	775,902	20,995,908
Children’s Place Retail Stores Inc. (The)(a)	285,035	12,698,309
Christopher & Banks Corp.	463,391	3,707,128
Citi Trends Inc.(a)	189,597	6,150,527
CKE Restaurants Inc.	630,215	6,976,480

Coldwater Creek Inc.(a)	737,436	5,117,806
Collective Brands Inc.(a)	827,333	18,813,552
Conn’s Inc.(a)(b)	127,696	999,860
Cracker Barrel Old Country Store Inc.	291,949	13,540,595
Denny’s Corp.(a)	1,241,202	4,766,216
Destination Maternity Corp.(a)	61,996	1,590,817
Dillard’s Inc. Class A(b)	661,249	15,605,476
DineEquity Inc.(a)(b)	227,002	8,973,389
Domino’s Pizza Inc.(a)	475,634	6,487,648
Dress Barn Inc.(a)	811,819	21,237,185
DSW Inc. Class A(a)(b)	156,681	4,000,066
Einstein Noah Restaurant Group Inc.(a)	62,524	759,667
EZCORP Inc.(a)	584,248	12,035,509
Finish Line Inc. (The) Class A	545,935	8,909,659
First Cash Financial Services Inc.(a)	296,592	6,397,489
Fred’s Inc. Class A	517,147	6,195,421
Frisch’s Restaurants Inc.	29,473	651,353
Fuqi International Inc.(a)(b)	157,963	1,721,797
Genesco Inc.(a)	292,774	9,078,922
Group 1 Automotive Inc.(a)(b)	310,804	9,902,215
Haverty Furniture Companies Inc.	228,733	3,732,923
hhgregg Inc.(a)	164,482	4,151,526
Hibbett Sports Inc.(a)(b)	368,989	9,438,739
Hot Topic Inc.(a)	568,576	3,695,744
HSN Inc.(a)	512,977	15,102,043
J. Crew Group Inc.(a)	649,248	29,800,483
Jack in the Box Inc.(a)	737,123	17,359,247
Jo-Ann Stores Inc.(a)	341,569	14,339,067
Jos. A. Bank Clothiers Inc.(a)	236,207	12,908,713
Kenneth Cole Productions Inc. Class A(a)	98,958	1,267,652
Kirkland’s Inc.(a)	160,331	3,366,951
Krispy Kreme Doughnuts Inc.(a)(b)	759,301	3,052,390
Landry’s Restaurants Inc.(a)(b)	94,453	1,692,598
Lithia Motors Inc. Class A(a)(b)	265,708	1,700,531
Luby’s Inc.(a)	265,464	1,045,928
lululemon athletica inc.(a)(b)	524,967	21,786,131
Lumber Liquidators Holdings Inc.(a)	186,491	4,973,715
McCormick & Schmick’s Seafood Restaurants Inc.(a)	191,562	1,929,029
Men’s Wearhouse Inc. (The)	672,711	16,104,701
Movado Group Inc.(a)	208,512	2,352,015
New York & Co. Inc.(a)	323,878	1,551,376
99 Cents Only Stores(a)	605,249	9,865,559
Nu Skin Enterprises Inc. Class A	638,232	18,572,551
O’Charley’s Inc.(a)	223,982	2,002,399
OfficeMax Inc.(a)	985,196	16,176,918
P.F. Chang’s China Bistro Inc.(a)(b)	306,203	13,512,738
Pacific Sunwear of California Inc.(a)(b)	849,018	4,508,286
Pantry Inc. (The)(a)	290,284	3,625,647
Papa John’s International Inc.(a)	281,496	7,237,262
PC Connection Inc.(a)	124,227	770,207
PC Mall Inc.(a)	135,781	687,052

Pep Boys-Manny, Moe & Jack (The)	628,851	6,319,953
Pier 1 Imports Inc.(a)	1,487,923	9,478,070
PriceSmart Inc.	206,343	4,797,475
Red Robin Gourmet Burgers Inc.(a)	200,522	4,900,758
Regis Corp.	737,486	13,776,238
Retail Ventures Inc.(a)	321,790	3,060,223
Rex Stores Corp.(a)	94,755	1,535,031
Ruby Tuesday Inc.(a)	839,857	8,877,288
rue21 Inc.(a)	87,360	3,028,771
Rush Enterprises Inc. Class A(a)	412,661	5,451,252
Ruth’s Hospitality Group Inc.(a)	361,856	1,917,837
Saks Inc.(a)(b)	1,629,061	14,009,925
Sally Beauty Holdings Inc.(a)	1,213,201	10,821,753
School Specialty Inc.(a)	242,666	5,510,945
Shoe Carnival Inc.(a)	115,750	2,646,045
Sonic Automotive Inc.(a)(b)	397,328	4,370,608
Sonic Corp.(a)	784,285	8,666,349
Sport Supply Group Inc.	119,369	1,604,319
Stage Stores Inc.	490,188	7,543,993
Steak n Shake Co. (The)(a)	16,095	6,136,541
Stein Mart Inc.(a)	330,114	2,980,929
Susser Holdings Corp.(a)	100,153	846,293
Syms Corp.(a)	86,269	859,239
Systemax Inc.	131,553	2,859,962
Talbots Inc. (The)(a)(b)	313,134	4,058,217
Texas Roadhouse Inc.(a)	645,741	8,969,342
Titan Machinery Inc.(a)	167,360	2,291,158
Tractor Supply Co.(b)	463,399	26,900,312
Tuesday Morning Corp.(a)	387,362	2,552,716
Ulta Salon Cosmetics & Fragrance Inc.(a)	357,258	8,081,176
Under Armour Inc. Class A(a)(b)	427,744	12,579,951
Vitamin Shoppe Inc.(a)	117,562	2,639,267
West Marine Inc.(a)	185,531	2,013,011
Wet Seal Inc. Class A(a)	1,252,238	5,960,653
Zale Corp.(a)(b)	310,604	851,055
Zumiez Inc.(a)(b)	261,710	5,362,438

		836,400,562
SAVINGS & LOANS – 1.09%
Abington Bancorp Inc.	287,197	2,268,856
Astoria Financial Corp.	1,104,212	16,011,074
BankFinancial Corp.	278,887	2,557,394
Beneficial Mutual Bancorp Inc.(a)	423,571	4,015,453
Berkshire Hills Bancorp Inc.	178,085	3,264,298
Brookline Bancorp Inc.	762,357	8,111,478
Brooklyn Federal Bancorp Inc.	40,520	340,368
Cape Bancorp Inc.(a)	154,585	1,247,501
Cheviot Financial Corp.(b)	37,766	348,203
Chicopee Bancorp Inc.(a)	84,858	1,077,697
Clifton Savings Bancorp Inc.	121,988	1,130,829
Danvers Bancorp Inc.	281,830	3,897,709

Dime Community Bancshares Inc.	333,588	4,213,216
ESB Financial Corp.(b)	120,708	1,555,926
ESSA Bancorp Inc.	195,938	2,457,063
First Defiance Financial Corp.	106,716	1,079,966
First Financial Holdings Inc.	205,259	3,091,201
First Financial Northwest Inc.	219,095	1,496,419
Flagstar Bancorp Inc.(a)(b)	866,856	520,114
Flushing Financial Corp.	389,009	4,924,854
Fox Chase Bancorp Inc.(a)	70,783	765,164
Heritage Financial Group	26,971	325,810
Home Bancorp Inc.(a)	117,333	1,642,662
Home Federal Bancorp Inc.	217,199	3,151,557
Investors Bancorp Inc.(a)	607,130	8,014,116
Kearny Financial Corp.	237,662	2,478,815
Kentucky First Federal Bancorp	40,678	426,712
Legacy Bancorp Inc.	96,836	918,974
Meridian Interstate Bancorp Inc.(a)	128,221	1,333,498
NASB Financial Inc.	44,711	1,033,718
NewAlliance Bancshares Inc.	1,379,007	17,403,068
Northeast Community Bancorp Inc.	76,492	549,977
Northwest Bancshares Inc.	499,019	5,858,483
OceanFirst Financial Corp.	168,586	1,915,137
Oritani Financial Corp.	132,779	2,133,759
Provident Financial Services Inc.	772,787	9,196,165
Provident New York Bancorp	447,449	4,241,817
Prudential Bancorp Inc. of Pennsylvania(b)	49,070	414,151
Rockville Financial Inc.	108,373	1,321,067
Roma Financial Corp.	108,677	1,362,810
Territorial Bancorp Inc.	159,762	3,040,271
United Financial Bancorp Inc.	214,687	3,001,324
ViewPoint Financial Group	133,338	2,161,409
Waterstone Financial Inc.(a)	92,437	334,622
Westfield Financial Inc.	402,987	3,703,451
WSFS Financial Corp.	91,360	3,563,040

		143,901,196
SEMICONDUCTORS – 3.12%
Actel Corp.(a)	337,530	4,674,791
Advanced Analogic Technologies Inc.(a)	554,667	1,935,788
Amkor Technology Inc.(a)(b)	1,411,190	9,977,113
ANADIGICS Inc.(a)	816,029	3,965,901
Applied Micro Circuits Corp.(a)	850,895	7,343,224
ATMI Inc.(a)	404,935	7,819,295
Brooks Automation Inc.(a)	830,453	7,324,595
Cabot Microelectronics Corp.(a)	302,336	11,437,371
Cavium Networks Inc.(a)	468,107	11,637,140
CEVA Inc.(a)	253,519	2,956,032
Cirrus Logic Inc.(a)	842,667	7,069,976
Cohu Inc.	301,534	4,152,123
Diodes Inc.(a)	433,819	9,717,546
DSP Group Inc.(a)	293,108	2,441,590

EMCORE Corp.(a)(b)	973,299	1,177,692
Emulex Corp.(a)	1,071,133	14,224,646
Entegris Inc.(a)	1,679,780	8,466,091
Entropic Communications Inc.(a)	681,703	3,463,051
Exar Corp.(a)	456,241	3,216,499
FormFactor Inc.(a)(b)	637,266	11,317,844
GSI Technology Inc.(a)	242,163	1,128,480
Hittite Microwave Corp.(a)	276,522	12,158,672
IPG Photonics Corp.(a)	298,295	4,414,766
IXYS Corp.(a)	307,270	2,624,086
Kopin Corp.(a)	871,491	3,224,517
Kulicke and Soffa Industries Inc.(a)	882,301	6,396,682
Lattice Semiconductor Corp.(a)	1,488,570	5,463,052
Micrel Inc.	585,193	6,238,157
Microsemi Corp.(a)	1,048,169	18,175,250
Microtune Inc.(a)	675,355	1,843,719
MIPS Technologies Inc. Class A(a)	581,436	2,593,205
MKS Instruments Inc.(a)	636,478	12,468,604
Monolithic Power Systems Inc.(a)	437,325	9,752,348
NetLogic Microsystems Inc.(a)(b)	607,373	17,874,987
OmniVision Technologies Inc.(a)	646,333	11,104,001
Pericom Semiconductor Corp.(a)	327,708	3,509,753
Photronics Inc.(a)(b)	684,250	3,482,833
PLX Technology Inc.(a)	478,164	2,519,924
Power Integrations Inc.	307,568	12,671,802
Rubicon Technology Inc.(a)(b)	161,964	3,271,673
Rudolph Technologies Inc.(a)	398,278	3,413,242
Semtech Corp.(a)	788,103	13,736,635
Silicon Image Inc.(a)	965,812	2,916,752
Skyworks Solutions Inc.(a)	2,162,101	33,728,776
Standard Microsystems Corp.(a)	283,632	6,602,953
Supertex Inc.(a)	141,423	3,619,015
Techwell Inc.(a)	203,204	3,799,915
Tessera Technologies Inc.(a)	628,040	12,736,651
TriQuint Semiconductor Inc.(a)	1,902,942	13,320,594
Ultratech Inc.(a)	304,921	4,146,926
Veeco Instruments Inc.(a)(b)	497,545	21,643,208
Virage Logic Corp.(a)	212,940	1,673,708
Volterra Semiconductor Corp.(a)	307,909	7,728,516
White Electronic Designs Corp.(a)	300,419	2,102,933
Zoran Corp.(a)	666,850	7,175,306

		413,579,949
SHIPBUILDING – 0.01%
Todd Shipyards Corp.	75,903	1,247,086

		1,247,086
SOFTWARE – 4.23%
ACI Worldwide Inc.(a)	452,334	9,322,604
Actuate Corp.(a)	577,206	3,226,582
Acxiom Corp.(a)	876,560	15,725,486

Advent Software Inc.(a)(b)	197,370	8,832,308
American Reprographics Co.(a)	469,784	4,213,962
American Software Inc. Class A	291,528	1,693,778
AMICAS Inc.(a)(b)	457,374	2,753,391
ArcSight Inc.(a)	237,703	6,691,339
athenahealth Inc.(a)(b)	432,467	15,810,994
Avid Technology Inc.(a)	364,328	5,020,440
Blackbaud Inc.	565,884	14,254,618
Blackboard Inc.(a)(b)	430,200	17,922,132
Bottomline Technologies Inc.(a)	347,556	5,849,367
Callidus Software Inc.(a)	339,390	1,231,986
China TransInfo Technology Corp.(a)(b)	113,072	762,105
CommVault Systems Inc.(a)	537,449	11,474,536
Computer Programs and Systems Inc.	125,693	4,912,082
Concur Technologies Inc.(a)	513,581	21,061,957
CSG Systems International Inc.(a)	453,589	9,507,225
Deltek Inc.(a)	237,158	1,811,887
DemandTec Inc.(a)	259,436	1,803,080
Digi International Inc.(a)	318,077	3,384,339
DivX Inc.(a)	418,857	2,999,016
Double-Take Software Inc.(a)	222,523	1,982,680
Ebix Inc.(a)(b)	291,227	4,650,895
Eclipsys Corp.(a)	725,449	14,421,926
Epicor Software Corp.(a)	610,039	5,831,973
EPIQ Systems Inc.(a)	418,124	5,197,281
Fair Isaac Corp.	630,850	15,985,739
FalconStor Software Inc.(a)	449,746	1,565,116
Global Defense Technology & Systems Inc.(a)	60,695	813,313
GSE Systems Inc.(a)	218,430	1,181,706
inContact Inc.(a)	355,900	1,014,315
infoGROUP Inc.(a)	441,224	3,441,547
Informatica Corp.(a)	1,125,231	30,223,705
InnerWorkings Inc.(a)(b)	317,636	1,651,707
Interactive Intelligence Inc.(a)	162,972	3,045,947
JDA Software Group Inc.(a)	429,480	11,948,134
Lawson Software Inc.(a)	1,775,763	11,737,793
ManTech International Corp. Class A(a)	282,664	13,802,483
MedAssets Inc.(a)	509,276	10,694,796
Medidata Solutions Inc.(a)	93,758	1,425,122
MicroStrategy Inc. Class A(a)	116,878	9,942,811
MoneyGram International Inc.(a)(b)	1,066,097	4,061,830
Monotype Imaging Holdings Inc.(a)	279,941	2,723,826
NetSuite Inc.(a)(b)	215,515	3,133,588
Omnicell Inc.(a)	407,932	5,723,286
OPNET Technologies Inc.	169,137	2,726,488
Parametric Technology Corp.(a)	1,496,312	27,008,432
Pegasystems Inc.	193,874	7,173,338
Pervasive Software Inc.(a)	201,876	1,021,493
Phase Forward Inc.(a)	518,546	6,777,396
Phoenix Technologies Ltd.(a)	457,980	1,474,696
Progress Software Corp.(a)	515,169	16,191,762

PROS Holdings Inc.(a)	246,293	2,433,375
QAD Inc.(a)	164,331	862,738
Quality Systems Inc.(b)	304,407	18,702,766
Quest Software Inc.(a)	789,421	14,043,800
Renaissance Learning Inc.	83,820	1,360,399
Rosetta Stone Inc.(a)(b)	81,221	1,931,435
Schawk Inc.	193,728	3,512,289
SeaChange International Inc.(a)	411,248	2,952,761
Smith Micro Software Inc.(a)	366,739	3,241,973
SolarWinds Inc.(a)(b)	156,667	3,393,407
Solera Holdings Inc.	897,605	34,692,433
Synchronoss Technologies Inc.(a)	244,949	4,744,662
SYNNEX Corp.(a)	248,633	7,349,591
Take-Two Interactive Software Inc.(a)	1,093,018	10,766,227
Taleo Corp. Class A(a)	508,029	13,163,031
THQ Inc.(a)	872,517	6,116,344
Trident Microsystems Inc.(a)	813,322	1,415,180
Ultimate Software Group Inc.(a)	314,492	10,362,511
Unica Corp.(a)	186,800	1,660,652
VeriFone Holdings Inc.(a)	931,570	18,827,030

		560,372,942
STORAGE & WAREHOUSING – 0.05%
Mobile Mini Inc.(a)	458,075	7,095,582

		7,095,582
TELECOMMUNICATIONS – 4.22%
Acme Packet Inc.(a)	501,787	9,674,453
Adaptec Inc.(a)	1,573,210	5,144,397
ADC Telecommunications Inc.(a)	1,247,695	9,120,650
ADTRAN Inc.	713,488	18,800,409
Airvana Inc.(a)	323,989	2,481,756
Alaska Communications Systems Group Inc.	570,672	4,633,857
Anaren Inc.(a)	187,881	2,675,425
Anixter International Inc.(a)	384,466	18,012,232
Applied Signal Technology Inc.	167,875	3,286,993
ARRIS Group Inc.(a)	1,599,915	19,214,979
Aruba Networks Inc.(a)(b)	760,449	10,387,733
Atheros Communications Inc.(a)	869,023	33,639,880
Atlantic Tele-Network Inc.	115,443	5,186,854
Aviat Networks Inc.(a)	761,975	5,051,894
BigBand Networks Inc.(a)	458,651	1,619,038
Black Box Corp.	226,485	6,966,679
Cbeyond Inc.(a)(b)	300,996	4,117,625
Cincinnati Bell Inc.(a)	2,621,322	8,938,708
Communications Systems Inc.	80,208	1,037,089
Comtech Telecommunications Corp.(a)	363,238	11,619,984
Consolidated Communications Holdings Inc.	300,915	5,705,348
CPI International Inc.(a)	96,602	1,280,943
DigitalGlobe Inc.(a)	190,096	5,313,183
EMS Technologies Inc.(a)	196,459	3,261,219

Extreme Networks Inc.(a)	1,153,789	3,542,132
General Communication Inc. Class A(a)	543,893	3,138,263
GeoEye Inc.(a)	273,260	8,061,170
Global Crossing Ltd.(a)	374,775	5,677,841
Globecomm Systems Inc.(a)	271,540	2,088,143
Harmonic Inc.(a)	1,235,437	7,795,607
Hickory Tech Corp.	171,345	1,512,976
Hughes Communications Inc.(a)	115,408	3,214,113
Infinera Corp.(a)(b)	1,084,193	9,237,324
InterDigital Inc.(a)	564,425	15,724,881
Iowa Telecommunications Services Inc.	422,332	7,052,944
Ixia(a)	405,454	3,758,559
Knology Inc.(a)	383,593	5,155,490
KVH Industries Inc.(a)	182,596	2,408,441
LogMeIn Inc.(a)	95,845	1,983,033
Loral Space & Communications Inc.(a)	138,259	4,855,656
MasTec Inc.(a)	672,592	8,481,385
NETGEAR Inc.(a)	443,936	11,586,730
Network Equipment Technologies Inc.(a)	377,506	2,080,058
Neutral Tandem Inc.(a)	423,822	6,772,676
Newport Corp.(a)	467,099	5,838,738
Novatel Wireless Inc.(a)(b)	393,160	2,645,967
NTELOS Holdings Corp.	389,949	6,937,193
Oplink Communications Inc.(a)	264,466	4,903,200
Opnext Inc.(a)	359,919	849,409
PAETEC Holding Corp.(a)	1,585,471	7,420,004
ParkerVision Inc.(a)(b)	386,116	656,397
Plantronics Inc.	631,354	19,748,753
Polycom Inc.(a)(b)	1,082,547	33,104,287
Powerwave Technologies Inc.(a)	1,705,354	2,131,693
Preformed Line Products Co.	29,101	1,110,203
Premiere Global Services Inc.(a)	783,863	6,474,708
RCN Corp.(a)	470,980	7,102,378
RF Micro Devices Inc.(a)	3,432,668	17,094,687
SAVVIS Inc.(a)	466,754	7,701,441
Shenandoah Telecommunications Co.	305,996	5,752,725
ShoreTel Inc.(a)	577,041	3,814,241
Sonus Networks Inc.(a)	2,663,560	6,951,892
SureWest Communications(a)	187,567	1,611,201
Switch & Data Facilities Co. Inc.(a)(b)	265,559	4,716,328
Sycamore Networks Inc.	248,622	4,999,788
Symmetricom Inc.(a)	565,637	3,297,664
Syniverse Holdings Inc.(a)	883,966	17,210,818
Tekelec(a)	859,566	15,609,719
3Com Corp.(a)	5,003,348	38,475,746
USA Mobility Inc.	291,956	3,699,083
UTStarcom Inc.(a)(b)	1,462,504	4,080,386
ViaSat Inc.(a)	392,240	13,575,426

		558,812,825
TEXTILES – 0.12%

G&K Services Inc. Class A	238,776	6,179,523
UniFirst Corp.	182,319	9,389,429

		15,568,952
TOYS, GAMES & HOBBIES – 0.09%
JAKKS Pacific Inc.(a)	360,723	4,707,435
LeapFrog Enterprises Inc.(a)	438,202	2,870,223
RC2 Corp.(a)	275,835	4,129,250

		11,706,908
TRANSPORTATION – 1.85%
Air Transport Services Group Inc.(a)	717,555	2,418,160
American Commercial Lines Inc.(a)(b)	116,795	2,931,555
Arkansas Best Corp.	326,674	9,761,019
Atlas Air Worldwide Holdings Inc.(a)	269,416	14,292,519
Bristow Group Inc.(a)	463,309	17,480,649
CAI International Inc.(a)	125,503	1,546,197
Celadon Group Inc.(a)	285,428	3,978,866
DHT Maritime Inc.	641,048	2,512,908
Dynamex Inc.(a)	126,121	2,169,281
Eagle Bulk Shipping Inc.(a)	800,432	4,250,294
Echo Global Logistics Inc.(a)(b)	74,395	960,439
Forward Air Corp.	373,774	9,830,256
Genco Shipping & Trading Ltd.(a)(b)	332,530	7,019,708
General Maritime Corp.	629,989	4,529,621
Genesee & Wyoming Inc. Class A(a)	479,351	16,355,456
Golar LNG Ltd.(a)	417,656	4,886,575
GulfMark Offshore Inc. Class A(a)	293,867	7,802,169
Heartland Express Inc.	651,182	10,744,503
Horizon Lines Inc. Class A(b)	389,924	2,121,187
Hub Group Inc. Class A(a)	479,666	13,421,055
International Shipholding Corp.	70,965	2,085,661
Knight Transportation Inc.	738,140	15,567,373
Knightsbridge Tankers Ltd.	220,903	3,742,097
Marten Transport Ltd.(a)	198,612	3,914,643
Nordic American Tanker Shipping Ltd.(b)	605,655	18,333,177
Old Dominion Freight Line Inc.(a)	359,164	11,992,486
Pacer International Inc.(a)	450,661	2,712,979
Patriot Transportation Holding Inc.(a)	16,546	1,397,806
PHI Inc.(a)	172,024	3,643,468
RailAmerica Inc.(a)	284,289	3,354,610
Saia Inc.(a)	205,610	2,853,867
Ship Finance International Ltd.(b)	575,087	10,213,545
Teekay Tankers Ltd. Class A(b)	135,255	1,700,155
Ultrapetrol (Bahamas) Ltd.(a)	277,976	1,526,088
Universal Truckload Services Inc.(a)	76,792	1,350,003
USA Truck Inc.(a)	102,207	1,651,665
Werner Enterprises Inc.	549,974	12,742,898
YRC Worldwide Inc.(a)	13,906,956	7,562,603

		245,357,541

TRUCKING & LEASING – 0.16%
Aircastle Ltd.	605,889	5,737,769
AMERCO(a)	115,461	6,268,378
Greenbrier Companies Inc. (The)(a)	215,951	2,377,621
TAL International Group Inc.	195,543	3,906,949
Textainer Group Holdings Ltd.	118,445	2,552,490
Willis Lease Finance Corp.(a)	61,843	975,883

		21,819,090
WATER – 0.37%
American States Water Co.	238,604	8,279,559
Artesian Resources Corp. Class A	81,480	1,438,937
California Water Service Group	253,751	9,543,575
Connecticut Water Service Inc.	111,443	2,593,279
Consolidated Water Co. Ltd.	187,711	2,549,115
Middlesex Water Co.	175,389	2,990,382
Pennichuck Corp.	55,994	1,316,419
PICO Holdings Inc.(a)	292,126	10,864,166
SJW Corp.	166,862	4,241,632
Southwest Water Co.	317,703	3,316,819
York Water Co.(b)	163,728	2,251,260

		49,385,143

TOTAL COMMON STOCKS
(Cost: $16,518,498,989)		13,226,850,757

Security	Shares	Value

WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	1

		1
TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	1,219	–

		–

TOTAL WARRANTS

(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS – 10.18%

MONEY MARKET FUNDS – 10.18%

BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	1,134,295,596	1,134,295,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	205,387,878	205,387,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	7,760,462	7,760,462

		1,347,443,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,347,443,936)		1,347,443,936

TOTAL INVESTMENTS IN SECURITIES – 110.05%
(Cost: $17,865,942,925)		14,574,294,694
Other Assets, Less Liabilities – (10.05)%		(1,330,500,605)

NET ASSETS – 100.00%		$13,243,794,089

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(d )	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.22%
Gaiam Inc. Class A	128,788	$1,068,940
Harte-Hanks Inc.	295,883	3,805,055
inVentiv Health Inc.(a)	174,037	3,908,871
Marchex Inc. Class B	76,013	388,426

		9,171,292
AEROSPACE & DEFENSE – 1.47%
AAR Corp.(a)	276,947	6,873,825
Argon ST Inc.(a)	16,587	441,380
Curtiss-Wright Corp.	354,052	12,321,010
Ducommun Inc.	83,055	1,744,986
Esterline Technologies Corp.(a)	156,841	7,752,651
Herley Industries Inc.(a)	104,338	1,529,595
Kaman Corp.	27,605	690,401
LMI Aerospace Inc.(a)	31,852	591,810
Moog Inc. Class A(a)	354,625	12,560,817
Teledyne Technologies Inc.(a)	189,557	7,823,017
Triumph Group Inc.	130,501	9,146,815

		61,476,307
AGRICULTURE – 0.39%
Alico Inc.	2,987	75,422
Alliance One International Inc.(a)	227,405	1,157,491
Andersons Inc. (The)	141,976	4,753,356
Griffin Land & Nurseries Inc.	26,238	762,214
Universal Corp.	181,249	9,550,010

		16,298,493
AIRLINES – 0.97%
Alaska Air Group Inc.(a)	268,927	11,087,860
JetBlue Airways Corp.(a)	1,983,090	11,065,642
Republic Airways Holdings Inc.(a)	216,674	1,282,710
SkyWest Inc.	435,080	6,212,942
UAL Corp.(a)(b)	78,788	1,540,305
US Airways Group Inc.(a)(b)	1,260,881	9,267,475
		40,456,934
APPAREL – 1.43%
Carter’s Inc.(a)	96,295	2,903,294
Columbia Sportswear Co.	89,584	4,705,848
Crocs Inc.(a)	421,011	3,692,266
G-III Apparel Group Ltd.(a)	74,371	2,049,665
Gymboree Corp.(a)	47,475	2,451,134
Iconix Brand Group Inc.(a)	558,224	8,574,321
Jones Apparel Group Inc.	668,577	12,716,335
K-Swiss Inc. Class A(a)	90,266	944,182
Liz Claiborne Inc.(a)(b)	224,261	1,666,259
Oxford Industries Inc.	30,756	625,269

Perry Ellis International Inc.(a)	72,204	1,635,421
Quiksilver Inc.(a)	1,008,883	4,772,017
SKECHERS U.S.A. Inc. Class A(a)	259,362	9,420,028
Timberland Co. Class A(a)	120,905	2,580,113
Unifi Inc.(a)	358,093	1,303,459

		60,039,611
AUTO PARTS & EQUIPMENT – 1.29%
American Axle & Manufacturing Holdings Inc.(a)(b)	435,460	4,345,891
ArvinMeritor Inc.(a)	664,876	8,876,095
ATC Technology Corp.(a)	40,420	693,607
Dana Holding Corp.(a)	1,090,422	12,954,213
Dorman Products Inc.(a)	73,363	1,393,163
Exide Technologies Inc.(a)	389,337	2,238,688
Miller Industries Inc.	80,108	995,742
Modine Manufacturing Co.(a)	366,443	4,118,819
Spartan Motors Inc.	259,813	1,454,953
Standard Motor Products Inc.	65,240	647,181
Superior Industries International Inc.	179,982	2,894,111
Tenneco Inc.(a)	464,736	10,991,006
Titan International Inc.(b)	277,142	2,419,450

		54,022,919
BANKS – 10.91%
Alliance Financial Corp.(b)	32,883	969,391
American National Bankshares Inc.(b)	48,977	986,887
Ameris Bancorp	111,475	1,006,619
Ames National Corp.	28,130	564,006
Arrow Financial Corp.	28,429	764,456
Auburn National Bancorporation Inc.(b)	17,890	369,428
BancFirst Corp.	50,728	2,126,010
Banco Latinoamericano de Comercio Exterior SA Class E	213,216	3,061,782
Bancorp Inc. (The)(a)	154,725	1,377,052
Bancorp Rhode Island Inc.	28,876	789,759
Bank Mutual Corp.	363,128	2,360,332
Bank of Kentucky Financial Corp. (The)(b)	24,021	478,979
Bank of Marin Bancorp(b)	9,449	312,573
Bank of the Ozarks Inc.	94,412	3,322,358
Banner Corp.(b)	156,243	599,973
Bar Harbor Bankshares(b)	29,214	891,027
Boston Private Financial Holdings Inc.	533,077	3,928,777
Bridge Bancorp Inc.(b)	9,367	219,188
Bryn Mawr Bank Corp.	45,199	820,362
Camden National Corp.	59,141	1,899,018
Capital City Bank Group Inc.(b)	95,093	1,355,075
Cardinal Financial Corp.	119,269	1,273,793
Cathay General Bancorp(b)	350,485	4,083,150
Center Bancorp Inc.	92,791	771,093
CenterState Banks Inc.	113,780	1,393,805
Central Pacific Financial Corp.(a)(b)	236,236	396,876
Century Bancorp Inc. Class A	27,480	527,616

Chemical Financial Corp.	165,913	3,918,865
Citizens & Northern Corp.(b)	96,381	1,209,582
Citizens Holding Co.(b)	23,392	577,315
Citizens Republic Bancorp Inc.(a)	3,111,938	3,672,087
City Holding Co.	114,044	3,910,569
CNB Financial Corp.(b)	35,674	550,807
CoBiz Financial Inc.	229,290	1,428,477
Columbia Banking System Inc.	220,946	4,487,413
Community Bank System Inc.	255,481	5,819,857
Community Trust Bancorp Inc.	119,383	3,234,085
CVB Financial Corp.(b)	663,131	6,584,891
Eagle Bancorp Inc.(a)(b)	115,944	1,373,936
East West Bancorp Inc.	865,132	15,070,599
Enterprise Bancorp Inc.(b)	39,007	476,275
Enterprise Financial Services Corp.(b)	45,605	504,391
F.N.B. Corp.	892,025	7,234,323
Farmers Capital Bank Corp.	51,487	441,244
Financial Institutions Inc.	86,736	1,268,080
First Bancorp (North Carolina)	117,056	1,582,597
First BanCorp (Puerto Rico)(b)	628,055	1,513,613
First Bancorp Inc. (The) (Maine)	69,894	1,114,110
First Busey Corp.(b)	383,048	1,693,072
First California Financial Group Inc.(a)	107,319	283,322
First Commonwealth Financial Corp.	669,804	4,494,385
First Community Bancshares Inc.	116,918	1,446,276
First Financial Bancorp	452,586	8,051,505
First Financial Bankshares Inc.(b)	75,043	3,868,467
First Financial Corp.	92,148	2,668,606
First Financial Service Corp.(b)	34,066	298,077
First Merchants Corp.	169,934	1,182,741
First Midwest Bancorp Inc.	577,108	7,819,813
First of Long Island Corp. (The)	36,762	885,964
1st Source Corp.	116,818	2,050,156
First South Bancorp Inc.(b)	65,429	817,862
FirstMerit Corp.	680,969	14,688,501
German American Bancorp Inc.	88,841	1,344,164
Glacier Bancorp Inc.	563,370	8,580,125
Great Southern Bancorp Inc.(b)	59,912	1,344,425
Guaranty Bancorp(a)	421,015	669,414
Hampton Roads Bankshares Inc.(b)	155,411	242,441
Hancock Holding Co.	191,675	8,013,932
Harleysville National Corp.	333,452	2,234,128
Heartland Financial USA Inc.(b)	101,845	1,626,465
Heritage Financial Corp.(a)	73,603	1,110,669
Home Bancshares Inc.	138,002	3,648,773
IBERIABANK Corp.	209,599	12,578,036
Independent Bank Corp. (Massachusetts)	162,521	4,007,768
International Bancshares Corp.(b)	408,199	9,384,495
K-Fed Bancorp(b)	33,862	302,049
Lakeland Bancorp Inc.	156,801	1,387,689
Lakeland Financial Corp.	122,693	2,337,302

MainSource Financial Group Inc.	161,626	1,087,743
MB Financial Inc.	393,032	8,855,011
Merchants Bancshares Inc.	38,107	827,303
Metro Bancorp Inc.(a)	60,212	829,119
MidSouth Bancorp Inc.	52,036	858,594
Nara Bancorp Inc.(a)	170,108	1,490,146
National Bankshares Inc.(b)	53,267	1,451,526
National Penn Bancshares Inc.	987,674	6,814,951
NBT Bancorp Inc.	267,436	6,110,913
Northfield Bancorp Inc.	150,921	2,185,336
Northrim BanCorp Inc.(b)	50,375	860,405
Norwood Financial Corp.	15,815	427,005
Ohio Valley Banc Corp.(b)	31,797	684,907
Old National Bancorp	682,510	8,155,995
Old Point Financial Corp.(b)	16,973	250,521
Old Second Bancorp Inc.(b)	82,152	541,382
OmniAmerican Bancorp Inc.	83,567	963,528
Oriental Financial Group Inc.	258,548	3,490,398
Orrstown Financial Services Inc.	26,340	668,246
Pacific Capital Bancorp(a)(b)	380,203	688,167
Pacific Continental Corp.	141,831	1,489,225
PacWest Bancorp	210,024	4,792,748
Park National Corp.(b)	86,399	5,383,522
Peapack-Gladstone Financial Corp.	59,093	928,351
Penns Woods Bancorp Inc.(b)	12,374	415,148
Peoples Bancorp Inc.	83,919	1,382,985
Peoples Financial Corp.	29,431	440,582
Pinnacle Financial Partners Inc.(a)	259,195	3,916,436
Porter Bancorp Inc.	23,770	311,387
PremierWest Bancorp(a)(b)	166,586	74,964
PrivateBancorp Inc.	141,263	1,935,303
Prosperity Bancshares Inc.	360,954	14,799,114
Renasant Corp.	166,508	2,694,099
Republic Bancorp Inc. Class A	67,067	1,263,542
Republic First Bancorp Inc.(a)(b)	60,555	234,348
S&T Bancorp Inc.(b)	184,919	3,864,807
S.Y. Bancorp Inc.	52,235	1,188,346
Sandy Spring Bancorp Inc.	188,824	2,832,360
Santander BanCorp(a)	36,331	445,781
SCBT Financial Corp.	99,695	3,692,703
Shore Bancshares Inc.	67,477	961,547
Sierra Bancorp(b)	70,354	906,863
Signature Bank(a)	61,437	2,276,241
Simmons First National Corp. Class A	130,528	3,598,657
Smithtown Bancorp Inc.(b)	118,727	490,343
South Financial Group Inc. (The)	1,728,466	1,194,889
Southside Bancshares Inc.	78,840	1,700,579
Southwest Bancorp Inc.	110,968	917,705
State Bancorp Inc.	129,133	1,016,277
Stellar One Corp.	177,255	2,369,899
Sterling Bancorp	209,710	2,107,585

Sterling Bancshares Inc.	803,720	4,484,758
Sterling Financial Corp.(a)(b)	426,195	242,931
Suffolk Bancorp	24,512	752,764
Sun Bancorp Inc. (New Jersey)(a)	108,465	427,352
Susquehanna Bancshares Inc.	1,016,356	9,970,452
SVB Financial Group(a)	290,881	13,572,507
Texas Capital Bancshares Inc.(a)	254,279	4,828,758
Tompkins Financial Corp.	44,082	1,608,111
Tower Bancorp Inc.(b)	38,220	1,023,149
TowneBank(b)	182,199	2,543,498
TriCo Bancshares(b)	108,467	2,158,493
TrustCo Bank Corp. NY	373,964	2,307,358
Trustmark Corp.	498,357	12,174,862
UMB Financial Corp.	252,113	10,235,788
Umpqua Holdings Corp.	747,224	9,908,190
Union First Market Bankshares Corp.	203,285	3,069,603
United Bankshares Inc.(b)	298,975	7,839,124
United Community Banks Inc.(a)	646,517	2,851,140
United Security Bancshares Inc.(b)	48,294	722,961
Univest Corp. of Pennsylvania	127,637	2,385,536
Washington Banking Co.(b)	121,853	1,534,129
Washington Trust Bancorp Inc.	108,977	2,031,331
Webster Financial Corp.	533,366	9,328,571
WesBanco Inc.	179,879	2,924,833
West Bancorporation Inc.(b)	122,451	805,728
Westamerica Bancorporation	98,922	5,702,853
Western Alliance Bancorporation(a)(b)	355,541	2,023,028
Wilber Corp. (The)(b)	49,035	321,179
Wilshire Bancorp Inc.	139,034	1,533,545
Wintrust Financial Corp.	236,226	8,789,969
Yadkin Valley Financial Corp.(b)	126,392	543,486

		457,196,642
BEVERAGES – 0.02%
Farmer Bros. Co.(b)	30,180	565,573
National Beverage Corp.	40,983	455,731

		1,021,304
BIOTECHNOLOGY – 0.50%
Affymetrix Inc.(a)	74,297	545,340
American Oriental Bioengineering Inc.(a)(b)	308,891	1,260,275
ArQule Inc.(a)	152,269	877,069
Cambrex Corp.(a)	18,198	73,702
Celera Corp.(a)	513,440	3,645,424
CryoLife Inc.(a)	20,020	129,529
Enzo Biochem Inc.(a)	67,715	407,644
Facet Biotech Corp.(a)	158,370	4,274,406
Geron Corp.(a)(b)	381,627	2,167,641
Harvard Bioscience Inc.(a)	14,537	56,258
Lexicon Pharmaceuticals Inc.(a)	580,336	858,897
Martek Biosciences Corp.(a)(b)	212,355	4,780,111

Maxygen Inc.(a)	24,233	159,211
Omeros Corp.(a)	4,104	28,892
RTI Biologics Inc.(a)	265,222	1,148,411
SuperGen Inc.(a)	163,369	522,781

		20,935,591
BUILDING MATERIALS – 0.77%
Apogee Enterprises Inc.	203,009	3,209,572
Builders FirstSource Inc.(a)(b)	104,020	327,663
Comfort Systems USA Inc.	300,521	3,753,507
Drew Industries Inc.(a)	58,130	1,280,023
Interline Brands Inc.(a)	255,573	4,891,667
LSI Industries Inc.	150,800	1,028,456
NCI Building Systems Inc.(a)	118,115	1,303,990
Quanex Building Products Corp.	123,293	2,038,033
Simpson Manufacturing Co. Inc.	68,447	1,900,089
Texas Industries Inc.	184,515	6,304,878
Trex Co. Inc.(a)(b)	14,779	314,645
U.S. Concrete Inc.(a)(b)	226,187	85,951
Universal Forest Products Inc.	149,438	5,756,352

		32,194,826
CHEMICALS – 3.10%
A. Schulman Inc.	183,788	4,497,292
Aceto Corp.	189,380	1,143,855
American Vanguard Corp.	131,461	1,071,407
Arch Chemicals Inc.	164,407	5,653,957
Chase Corp.	40,887	515,994
Ferro Corp.(a)	670,149	5,890,610
H.B. Fuller Co.	380,375	8,828,504
Hawkins Inc.(b)	4,026	97,429
ICO Inc.	213,309	1,723,537
Innophos Holdings Inc.	134,339	3,748,058
Innospec Inc.(a)	184,711	2,098,317
Kraton Performance Polymers Inc.	56,414	1,007,554
Minerals Technologies Inc.	146,605	7,600,003
NL Industries Inc.	6,641	56,980
Olin Corp.	552,711	10,844,190
OM Group Inc.(a)	239,305	8,107,653
PolyOne Corp.(a)	592,522	6,067,425
Quaker Chemical Corp.	86,235	2,337,831
Rockwood Holdings Inc.(a)	385,685	10,266,935
Sensient Technologies Corp.	381,372	11,082,670
ShengdaTech Inc.(a)(b)	220,321	1,650,204
Solutia Inc.(a)	931,853	15,012,152
Spartech Corp.(a)	240,851	2,817,957
Stepan Co.	5,185	289,790
Symyx Technologies Inc.(a)	58,795	263,990
W.R. Grace & Co.(a)	398,289	11,056,503
Westlake Chemical Corp.	152,387	3,930,061
Zoltek Companies Inc.(a)(b)	217,515	2,096,845

		129,757,703
COAL – 0.46%
Cloud Peak Energy Inc.(a)	139,682	2,324,308
International Coal Group Inc.(a)(b)	930,648	4,253,061
Patriot Coal Corp.(a)(b)	578,404	11,834,146
Westmoreland Coal Co.(a)	64,127	809,283

		19,220,798
COMMERCIAL SERVICES – 3.51%
ABM Industries Inc.	277,521	5,883,445
Advance America Cash Advance Centers Inc.	39,376	229,168
Albany Molecular Research Inc.(a)	185,500	1,548,925
Avis Budget Group Inc.(a)	332,331	3,821,806
Barrett Business Services Inc.	60,219	816,570
Bowne & Co. Inc.	302,431	3,375,130
Cardtronics Inc.(a)	27,874	350,376
CDI Corp.	86,410	1,266,771
Compass Diversified Holdings	186,974	2,853,223
Consolidated Graphics Inc.(a)	76,275	3,158,548
Cornell Companies Inc.(a)	86,245	1,579,146
CRA International Inc.(a)	13,687	313,706
Cross Country Healthcare Inc.(a)	217,072	2,194,598
Deluxe Corp.	181,580	3,526,284
Diamond Management & Technology Consultants Inc.	12,614	99,020
Dollar Financial Corp.(a)	27,181	653,975
Dollar Thrifty Automotive Group Inc.(a)	222,858	7,160,428
DynCorp International Inc.(a)	166,445	1,912,453
Electro Rent Corp.	141,923	1,863,449
Euronet Worldwide Inc.(a)(b)	48,146	887,331
Franklin Covey Co.(a)	18,267	145,040
GEO Group Inc. (The)(a)	79,567	1,577,018
Global Cash Access Inc.(a)	30,062	245,607
Great Lakes Dredge & Dock Corp.	23,233	121,973
H&E Equipment Services Inc.(a)	214,982	2,317,506
Hackett Group Inc. (The)(a)	147,613	410,364
HealthSpring Inc.(a)	382,271	6,727,970
Heidrick & Struggles International Inc.	133,249	3,734,969
Hill International Inc.(a)	24,037	140,136
Integrated Electrical Services Inc.(a)	48,698	275,144
Jackson Hewitt Tax Service Inc.(a)(b)	223,393	446,786
Kelly Services Inc. Class A(a)	182,672	3,043,316
Kendle International Inc.(a)	91,555	1,600,381
Kforce Inc.(a)	223,044	3,392,499
Korn/Ferry International(a)	327,752	5,784,823
Landauer Inc.	29,670	1,935,077
Live Nation Entertainment Inc.(a)	654,675	9,492,787
Mac-Gray Corp.	75,398	851,243
MAXIMUS Inc.	11,245	685,158
McGrath RentCorp	158,904	3,850,244
MedQuist Inc.(b)	70,146	547,840

Multi-Color Corp.	6,395	76,612
Nobel Learning Communities Inc.(a)	4,465	35,006
On Assignment Inc.(a)	252,652	1,801,409
PHH Corp.(a)	426,097	10,043,106
Rent-A-Center Inc.(a)	516,897	12,224,614
Rewards Network Inc.	31,182	417,839
SFN Group Inc.(a)	404,187	3,237,538
Sotheby’s	43,566	1,354,467
Standard Parking Corp.(a)	48,495	796,288
StarTek Inc.(a)	76,977	534,990
Steiner Leisure Ltd.(a)	57,795	2,561,474
Stewart Enterprises Inc. Class A	629,054	3,931,587
Team Health Holdings Inc.(a)	22,265	374,052
Team Inc.(a)	8,172	135,573
Towers Watson & Co. Class A	59,870	2,843,825
Tree.com Inc.(a)	47,582	435,375
TrueBlue Inc.(a)	344,896	5,345,888
United Rentals Inc.(a)	472,871	4,435,530
Valassis Communications Inc.(a)	68,062	1,894,165
Viad Corp.	142,838	2,935,321
Volt Information Sciences Inc.(a)	92,270	942,077

		147,176,969
COMPUTERS – 1.74%
Agilysys Inc.	121,817	1,360,696
CACI International Inc. Class A(a)	207,823	10,152,154
CIBER Inc.(a)	538,633	2,014,487
Cogo Group Inc.(a)	179,181	1,252,475
Computer Task Group Inc.(a)	45,179	327,548
COMSYS IT Partners Inc.(a)	118,311	2,068,076
Cray Inc.(a)	73,783	439,009
Dynamics Research Corp.(a)	69,341	781,473
Echelon Corp.(a)(b)	74,085	664,542
Electronics For Imaging Inc.(a)	344,822	4,010,280
Fortinet Inc.(a)(b)	26,171	460,086
Furmanite Corp.(a)	89,447	464,230
Imation Corp.(a)	210,573	2,318,409
Insight Enterprises Inc.(a)	314,312	4,513,520
Integral Systems Inc.(a)	100,345	966,322
Mentor Graphics Corp.(a)	764,090	6,128,002
Mercury Computer Systems Inc.(a)	176,144	2,416,696
MTS Systems Corp.	117,021	3,397,120
Ness Technologies Inc.(a)	302,249	1,907,191
NetScout Systems Inc.(a)	27,147	401,504
Palm Inc.(a)(b)	153,788	578,243
PAR Technology Corp.(a)	20,255	122,543
Rimage Corp.(a)	75,162	1,086,843
Sigma Designs Inc.(a)(b)	64,785	759,928
Silicon Graphics International Corp.(a)	206,775	2,210,425
Silicon Storage Technology Inc.(a)	621,720	1,890,029
SMART Modular Technologies (WWH) Inc.(a)	286,493	2,208,861

SRA International Inc. Class A(a)	234,871	4,882,968
Super Micro Computer Inc.(a)	55,432	957,865
3D Systems Corp.(a)(b)	36,040	491,946
Tier Technologies Inc. Class B(a)	57,264	455,821
Unisys Corp.(a)	312,476	10,902,288
Virtusa Corp.(a)	28,785	296,773

		72,888,353
COSMETICS & PERSONAL CARE – 0.14%
Elizabeth Arden Inc.(a)	188,481	3,392,658
Inter Parfums Inc.	92,164	1,365,870
Revlon Inc. Class A(a)(b)	79,982	1,187,733

		5,946,261
DISTRIBUTION & WHOLESALE – 0.69%
Beacon Roofing Supply Inc.(a)	61,371	1,174,027
BlueLinx Holdings Inc.(a)(b)	98,148	373,944
BMP Sunstone Corp.(a)	25,796	130,528
Chindex International Inc.(a)	9,536	112,620
Core-Mark Holding Co. Inc.(a)	55,504	1,698,977
Houston Wire & Cable Co.(b)	79,058	915,492
Owens & Minor Inc.	64,804	3,006,258
Pool Corp.	174,076	3,941,081
ScanSource Inc.(a)	194,657	5,602,228
United Stationers Inc.(a)	185,610	10,923,148
Watsco Inc.	16,594	943,867

		28,822,170
DIVERSIFIED FINANCIAL SERVICES – 2.14%
Ampal-American Israel Corp. Class A(a)(b)	156,786	435,865
Artio Global Investors Inc. Class A	177,308	4,386,600
Asset Acceptance Capital Corp.(a)(b)	70,651	445,808
BGC Partners Inc. Class A	195,402	1,193,906
Calamos Asset Management Inc. Class A	141,649	2,031,247
California First National Bancorp	15,567	207,819
Cohen & Steers Inc.(b)	70,412	1,757,484
CompuCredit Holdings Corp.(b)	71,657	369,750
Cowen Group Inc. Class A(a)	138,974	786,593
Credit Acceptance Corp.(a)	3,948	162,816
Diamond Hill Investment Group Inc.	2,580	176,988
Doral Financial Corp.(a)	40,503	174,568
E*TRADE Financial Corp.(a)	12,326,055	20,337,991
Encore Capital Group Inc.(a)	107,217	1,763,720
Epoch Holding Corp.	12,121	136,846
Evercore Partners Inc. Class A	79,476	2,384,280
FBR Capital Markets Corp.(a)	131,375	597,756
First Marblehead Corp. (The)(a)(b)	477,296	1,355,521
GAMCO Investors Inc. Class A	23,473	1,068,021
International Assets Holding Corp.(a)(b)	70,383	1,053,634
JMP Group Inc.	106,878	908,463
KBW Inc.(a)(b)	146,521	3,941,415

Knight Capital Group Inc. Class A(a)(b)	356,596	5,438,089
LaBranche & Co. Inc.(a)	336,098	1,767,875
MF Global Holdings Ltd.(a)(b)	533,755	4,307,403
National Financial Partners Corp.(a)	321,388	4,531,571
Nelnet Inc. Class A	105,994	1,967,249
NewStar Financial Inc.(a)	157,653	1,005,826
Ocwen Financial Corp.(a)	449,046	4,979,920
Oppenheimer Holdings Inc. Class A	75,149	1,917,051
Penson Worldwide Inc.(a)(b)	56,447	568,421
Piper Jaffray Companies(a)	153,915	6,202,774
Sanders Morris Harris Group Inc.	154,388	955,662
SWS Group Inc.	202,671	2,336,797
Teton Advisors Inc. Class B(c)	653	7,836
Thomas Weisel Partners Group Inc.(a)	147,431	577,930
TradeStation Group Inc.(a)	196,509	1,377,528
U.S. Global Investors Inc. Class A(b)	10,328	102,144
Virtus Investment Partners Inc.(a)	46,330	965,517
Westwood Holdings Group Inc.	4,992	183,706
World Acceptance Corp.(a)	127,698	4,607,344

		89,477,734
ELECTRIC – 3.02%
ALLETE Inc.	229,604	7,687,142
Avista Corp.	427,815	8,860,049
Black Hills Corp.	271,512	8,240,389
Central Vermont Public Service Corp.	89,823	1,811,730
CH Energy Group Inc.	124,359	5,078,822
Cleco Corp.	472,882	12,555,017
El Paso Electric Co.(a)	351,769	7,246,441
Empire District Electric Co. (The)	299,422	5,395,584
IDACORP Inc.	369,095	12,778,069
MGE Energy Inc.	180,404	6,379,085
NorthWestern Corp.	281,371	7,543,557
Otter Tail Corp.	276,956	6,081,954
Pike Electric Corp.(a)	71,164	663,248
PNM Resources Inc.	678,174	8,497,520
Portland General Electric Co.	588,200	11,358,142
U.S. Geothermal Inc.(a)(b)	115,379	104,995
UIL Holdings Corp.	229,111	6,300,553
UniSource Energy Corp.	257,047	8,081,558
Unitil Corp.	81,142	1,886,551

		126,550,406
ELECTRICAL COMPONENTS & EQUIPMENT – 1.16%
Advanced Energy Industries Inc.(a)	54,647	904,954
Belden Inc.	364,632	10,012,795
China BAK Battery Inc.(a)(b)	332,376	801,026
Encore Wire Corp.	143,089	2,976,251
Energy Conversion Devices Inc.(a)(b)	56,402	441,628
EnerSys Inc.(a)	315,887	7,789,773
Fushi Copperweld Inc.(a)(b)	156,704	1,758,219

Generac Holdings Inc.(a)	85,888	1,203,291
GrafTech International Ltd.(a)	576,233	7,877,105
Graham Corp.	26,659	479,595
Greatbatch Inc.(a)	49,826	1,055,813
Insteel Industries Inc.	136,095	1,454,856
Lihua International Inc.(a)	10,454	95,968
Littelfuse Inc.(a)	169,557	6,444,862
Orion Energy Systems Inc.(a)(b)	132,755	650,499
Power-One Inc.(a)(b)	540,367	2,280,349
PowerSecure International Inc.(a)	96,150	757,662
SatCon Technology Corp.(a)(b)	87,193	211,879
Ultralife Corp.(a)(b)	7,122	28,559
Valence Technology Inc.(a)(b)	64,232	54,597
Vicor Corp.(a)	93,138	1,286,236

		48,565,917
ELECTRONICS – 2.48%
Analogic Corp.	35,200	1,504,096
Bel Fuse Inc. Class B	79,367	1,599,245
Benchmark Electronics Inc.(a)	452,797	9,391,010
Brady Corp. Class A	374,998	11,669,938
Checkpoint Systems Inc.(a)	232,913	5,152,036
China Security & Surveillance Technology Inc.(a)	67,975	522,728
Coherent Inc.(a)	168,756	5,393,442
CTS Corp.	252,438	2,377,966
Cymer Inc.(a)	232,451	8,670,422
Daktronics Inc.	36,852	280,812
DDi Corp.(a)	90,922	515,528
Electro Scientific Industries Inc.(a)	214,289	2,745,042
FARO Technologies Inc.(a)	13,687	352,440
FEI Co.(a)	22,671	519,393
ICx Technologies Inc.(a)(b)	41,260	287,582
II-VI Inc.(a)	63,282	2,141,463
L-1 Identity Solutions Inc.(a)	130,042	1,161,275
LaBarge Inc.(a)	23,630	261,111
Measurement Specialties Inc.(a)	112,599	1,656,331
MEMSIC Inc.(a)	120,450	384,235
Methode Electronics Inc.	261,421	2,588,068
OSI Systems Inc.(a)	27,206	763,128
OYO Geospace Corp.(a)	31,662	1,513,760
Park Electrochemical Corp.	59,855	1,720,233
Plexus Corp.(a)	205,423	7,401,391
Rofin-Sinar Technologies Inc.(a)	124,926	2,825,826
Rogers Corp.(a)	96,133	2,788,818
Spectrum Control Inc.(a)	100,345	1,173,033
Stoneridge Inc.(a)	120,681	1,193,535
Technitrol Inc.	316,899	1,673,227
TTM Technologies Inc.(a)	335,889	2,982,694
Varian Inc.(a)	173,784	8,998,536
Watts Water Technologies Inc. Class A	228,959	7,111,467
Woodward Governor Co.	92,230	2,949,515

X-Rite Inc.(a)(b)	225,022	681,817
Zygo Corp.(a)	117,102	1,080,851

		104,031,994
ENERGY - ALTERNATE SOURCES – 0.12%
Ascent Solar Technologies Inc.(a)(b)	123,710	476,283
Evergreen Solar Inc.(a)(b)	679,405	767,728
FuelCell Energy Inc.(a)	112,444	317,092
Green Plains Renewable Energy Inc.(a)(b)	91,446	1,304,934
Headwaters Inc.(a)	466,141	2,139,587

		5,005,624
ENGINEERING & CONSTRUCTION – 0.89%
Dycom Industries Inc.(a)	306,075	2,684,278
EMCOR Group Inc.(a)	353,483	8,706,286
ENGlobal Corp.(a)	9,718	26,919
Granite Construction Inc.	232,010	7,011,342
Insituform Technologies Inc. Class A(a)	304,046	8,090,664
Layne Christensen Co.(a)	153,007	4,086,817
Mistras Group Inc.(a)	29,668	296,383
Sterling Construction Co. Inc.(a)	116,292	1,828,110
Tutor Perini Corp.(a)	202,520	4,404,810
VSE Corp.	7,006	288,367

		37,423,976
ENTERTAINMENT – 0.66%
Ascent Media Corp. Class A(a)	110,103	3,000,307
Bluegreen Corp.(a)	121,706	397,979
Carmike Cinemas Inc.(a)	17,287	239,771
Churchill Downs Inc.(b)	73,987	2,774,512
Cinemark Holdings Inc.	25,775	472,713
Great Wolf Resorts Inc.(a)	199,484	634,359
Lakes Entertainment Inc.(a)	102,971	236,833
National CineMedia Inc.	307,292	5,303,860
Pinnacle Entertainment Inc.(a)	219,612	2,139,021
Reading International Inc. Class A(a)	106,910	456,506
Speedway Motorsports Inc.	102,446	1,599,182
Steinway Musical Instruments Inc.(a)	53,977	1,016,387
Vail Resorts Inc.(a)(b)	230,306	9,232,968

		27,504,398
ENVIRONMENTAL CONTROL – 0.18%
Clean Harbors Inc.(a)	8,766	487,039
EnergySolutions Inc.	535,145	3,440,982
Fuel Tech Inc.(a)(b)	31,106	249,470
Metalico Inc.(a)(b)	254,248	1,522,946
Met-Pro Corp.	26,808	262,718
Mine Safety Appliances Co.	16,628	464,919
Waste Services Inc.(a)	123,234	1,218,784

		7,646,858

FOOD – 1.72%
American Italian Pasta Co. Class A(a)	47,456	1,844,615
B&G Foods Inc. Class A	267,843	2,806,995
Chiquita Brands International Inc.(a)	350,712	5,516,700
Diamond Foods Inc.	37,253	1,566,116
Dole Food Co. Inc.(a)(b)	99,667	1,181,054
Fresh Del Monte Produce Inc.(a)	320,257	6,485,204
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	266,992	2,047,829
Hain Celestial Group Inc.(a)	234,505	4,068,662
HQ Sustainable Maritime Industries Inc.(a)	5,757	34,542
Imperial Sugar Co.	93,965	1,457,397
Ingles Markets Inc. Class A	101,200	1,521,036
M&F Worldwide Corp.(a)	84,448	2,584,109
Nash-Finch Co.	100,161	3,370,418
Ruddick Corp.	276,300	8,742,132
Seaboard Corp.	2,616	3,398,446
Seneca Foods Corp. Class A(a)	72,777	2,119,266
Smart Balance Inc.(a)	116,049	751,998
Spartan Stores Inc.	176,030	2,538,353
TreeHouse Foods Inc.(a)	272,525	11,955,672
Village Super Market Inc. Class A	2,769	77,615
Weis Markets Inc.	71,124	2,586,069
Winn-Dixie Stores Inc.(a)	428,918	5,357,186

		72,011,414
FOREST PRODUCTS & PAPER – 1.56%
Boise Inc.(a)	125,825	771,307
Buckeye Technologies Inc.(a)	301,581	3,944,679
Cellu Tissue Holdings Inc.(a)	58,138	580,217
Clearwater Paper Corp.(a)	81,607	4,019,145
Deltic Timber Corp.	18,873	831,356
Domtar Corp.(a)	325,116	20,940,722
KapStone Paper and Packaging Corp.(a)	256,342	3,042,780
Louisiana-Pacific Corp.(a)(b)	982,960	8,895,788
Neenah Paper Inc.	113,285	1,794,434
P.H. Glatfelter Co.	358,484	5,194,433
Potlatch Corp.	148,886	5,216,965
Rock-Tenn Co. Class A	37,850	1,724,824
Schweitzer-Mauduit International Inc.	138,544	6,589,153
Wausau Paper Corp.(a)	216,647	1,850,165

		65,395,968
GAS – 2.16%
Chesapeake Utilities Corp.	73,193	2,181,151
Laclede Group Inc. (The)	172,813	5,827,254
New Jersey Resources Corp.	276,475	10,384,401
Nicor Inc.	353,975	14,838,632
Northwest Natural Gas Co.	207,502	9,669,593
Piedmont Natural Gas Co.	539,626	14,882,885
South Jersey Industries Inc.	206,222	8,659,262
Southwest Gas Corp.	350,025	10,472,748

WGL Holdings Inc.	392,548	13,601,788

		90,517,714
HAND & MACHINE TOOLS – 0.81%
Baldor Electric Co.	293,424	10,974,058
Franklin Electric Co. Inc.	181,587	5,445,794
K-Tron International Inc.(a)	4,203	630,324
Raser Technologies Inc.(a)(b)	71,217	71,217
Regal Beloit Corp.	280,392	16,658,089

		33,779,482
HEALTH CARE - PRODUCTS – 0.83%
AGA Medical Holdings Inc.(a)	15,928	258,830
AngioDynamics Inc.(a)	135,857	2,122,086
Cantel Medical Corp.	26,711	530,213
Cardiac Science Corp.(a)	137,470	257,069
CONMED Corp.(a)	226,198	5,385,774
Cutera Inc.(a)	74,838	776,070
Cynosure Inc. Class A(a)	78,289	879,968
ev3 Inc.(a)	582,763	9,242,621
Hanger Orthopedic Group Inc.(a)	162,071	2,946,451
Hansen Medical Inc.(a)(b)	41,480	94,989
Invacare Corp.	127,718	3,389,636
LCA-Vision Inc.(a)(b)	50,451	419,752
Medical Action Industries Inc.(a)	24,479	300,357
Natus Medical Inc.(a)	56,035	891,517
OraSure Technologies Inc.(a)	27,530	163,253
Palomar Medical Technologies Inc.(a)	38,301	415,949
Symmetry Medical Inc.(a)	216,304	2,171,692
TomoTherapy Inc.(a)	191,642	653,499
Vital Images Inc.(a)	36,818	595,347
Volcano Corp.(a)	92,021	2,223,227
Young Innovations Inc.	13,504	380,273
Zoll Medical Corp.(a)	20,167	531,602

		34,630,175
HEALTH CARE - SERVICES – 1.87%
Alliance Healthcare Services Inc.(a)	16,070	90,313
Allied Healthcare International Inc.(a)	298,791	812,712
Amedisys Inc.(a)	11,871	655,517
American Dental Partners Inc.(a)	74,920	977,706
AmSurg Corp.(a)	241,495	5,213,877
Assisted Living Concepts Inc. Class A(a)	78,994	2,594,163
Capital Senior Living Corp.(a)	180,791	950,961
Centene Corp.(a)	172,316	4,142,477
Continucare Corp.(a)	35,354	130,810
Gentiva Health Services Inc.(a)	138,622	3,920,230
Healthways Inc.(a)	251,455	4,040,882
Kindred Healthcare Inc.(a)	303,858	5,484,637
Magellan Health Services Inc.(a)	277,828	12,079,961
MedCath Corp.(a)	122,391	1,281,434

Molina Healthcare Inc.(a)	104,273	2,624,551
National Healthcare Corp.	34,514	1,221,105
NightHawk Radiology Holdings Inc.(a)	149,297	474,764
NovaMed Inc.(a)(b)	67,799	230,517
Odyssey Healthcare Inc.(a)	130,736	2,367,629
Psychiatric Solutions Inc.(a)	142,377	4,242,835
RadNet Inc.(a)(b)	17,501	55,653
RehabCare Group Inc.(a)	41,165	1,122,570
Res-Care Inc.(a)	197,512	2,368,169
Select Medical Holdings Corp.(a)	188,073	1,587,336
Skilled Healthcare Group Inc. Class A(a)(b)	156,585	966,129
Sun Healthcare Group Inc.(a)	342,853	3,270,818
Sunrise Senior Living Inc.(a)	389,235	1,992,883
Triple-S Management Corp. Class B(a)	151,284	2,685,291
U.S. Physical Therapy Inc.(a)	49,927	868,730
WellCare Health Plans Inc.(a)	330,565	9,850,837

		78,305,497
HOLDING COMPANIES - DIVERSIFIED – 0.13%
Harbinger Group Inc.(a)	69,684	471,761
Heckmann Corp.(a)(b)	694,536	4,028,309
Information Services Group Inc.(a)	188,057	641,274
Resource America Inc. Class A	94,825	455,160

		5,596,504
HOME BUILDERS – 0.68%
AMREP Corp.(a)	9,313	135,318
Beazer Homes USA Inc.(a)(b)	492,966	2,238,066
Brookfield Homes Corp.(a)(b)	77,005	673,024
Cavco Industries Inc.(a)	51,126	1,745,442
China Housing & Land Development Inc.(a)(b)	207,602	788,888
Hovnanian Enterprises Inc. Class A(a)(b)	167,165	727,168
M/I Homes Inc.(a)	126,988	1,860,374
Meritage Homes Corp.(a)	243,851	5,120,871
Ryland Group Inc.	337,005	7,562,392
Skyline Corp.	55,086	1,024,600
Standard-Pacific Corp.(a)	830,861	3,755,492
Winnebago Industries Inc.(a)(b)	199,150	2,909,581

		28,541,216
HOME FURNISHINGS – 0.46%
American Woodmark Corp.(b)	79,408	1,539,721
Audiovox Corp. Class A(a)	138,217	1,075,328
Ethan Allen Interiors Inc.(b)	192,322	3,967,603
Furniture Brands International Inc.(a)	321,811	2,069,245
Hooker Furniture Corp.	86,445	1,390,036
Kimball International Inc. Class B	246,747	1,714,892
La-Z-Boy Inc.(a)(b)	403,070	5,054,498
Sealy Corp.(a)(b)	299,099	1,046,846
Stanley Furniture Co. Inc.(a)(b)	82,751	840,750
Universal Electronics Inc.(a)	26,326	588,123

		19,287,042
HOUSEHOLD PRODUCTS & WARES – 0.72%
ACCO Brands Corp.(a)	425,072	3,256,052
American Greetings Corp. Class A	308,252	6,423,972
Blyth Inc.	42,383	1,324,469
Central Garden & Pet Co. Class A(a)	459,772	4,211,512
CSS Industries Inc.	57,798	1,161,740
Ennis Inc.	203,541	3,311,612
Helen of Troy Ltd.(a)(b)	232,577	6,060,957
Oil-Dri Corp. of America(b)	40,227	777,588
Prestige Brands Holdings Inc.(a)	262,669	2,364,021
Standard Register Co. (The)	36,699	196,340
WD-40 Co.	38,435	1,261,821

		30,350,084
INSURANCE – 5.79%
Ambac Financial Group Inc.(a)(b)	2,081,186	1,158,804
American Equity Investment Life Holding Co.	458,458	4,882,578
American Physicians Capital Inc.	65,080	2,079,306
American Physicians Service Group Inc.	51,137	1,278,425
American Safety Insurance Holdings Ltd.(a)	61,611	1,022,126
Amerisafe Inc.(a)	149,591	2,448,805
AmTrust Financial Services Inc.	151,917	2,119,242
Argo Group International Holdings Ltd.(b)	241,339	7,865,238
Assured Guaranty Ltd.(b)	843,461	18,530,838
Baldwin & Lyons Inc. Class B	62,681	1,509,985
Citizens Inc.(a)(b)	59,690	412,458
CNA Surety Corp.(a)	131,335	2,336,450
Conseco Inc.(a)	1,969,265	12,248,828
Crawford & Co. Class B(a)	35,000	142,450
Delphi Financial Group Inc. Class A	362,107	9,110,612
Donegal Group Inc. Class A	88,621	1,285,891
Eastern Insurance Holdings Inc.	61,148	620,041
EMC Insurance Group Inc.	38,937	876,861
Employers Holdings Inc.	250,553	3,720,712
Enstar Group Ltd.(a)	52,091	3,602,614
FBL Financial Group Inc. Class A	57,608	1,410,244
First Acceptance Corp.(a)	141,631	288,927
First Mercury Financial Corp.	58,983	768,548
Flagstone Reinsurance Holdings Ltd.	305,628	3,502,497
FPIC Insurance Group Inc.(a)	83,540	2,264,769
Greenlight Capital Re Ltd. Class A(a)	219,471	5,855,486
Hallmark Financial Services Inc.(a)	64,001	576,009
Harleysville Group Inc.	103,508	3,494,430
Horace Mann Educators Corp.	305,597	4,602,291
Independence Holding Co.	52,883	501,860
Infinity Property and Casualty Corp.	108,046	4,909,610
Kansas City Life Insurance Co.	33,785	1,066,930
Maiden Holdings Ltd.	388,423	2,870,446
Max Capital Group Ltd.(b)	361,238	8,304,862

Meadowbrook Insurance Group Inc.	453,104	3,579,522
Mercer Insurance Group Inc.	44,529	801,522
MGIC Investment Corp.(a)(b)	979,390	10,743,908
Montpelier Re Holdings Ltd.	556,140	9,348,713
National Interstate Corp.	49,053	1,015,888
National Western Life Insurance Co. Class A	17,631	3,250,275
Navigators Group Inc. (The)(a)	98,186	3,861,655
NYMAGIC Inc.	37,794	802,367
Phoenix Companies Inc. (The)(a)	815,700	1,973,994
Platinum Underwriters Holdings Ltd.	400,547	14,852,283
PMA Capital Corp. Class A(a)	256,498	1,574,898
PMI Group Inc. (The)(a)(b)	569,760	3,088,099
Presidential Life Corp.	165,995	1,654,970
Primus Guaranty Ltd.(a)(b)	144,987	608,945
ProAssurance Corp.(a)	259,010	15,162,445
Radian Group Inc.(b)	641,232	10,028,868
RLI Corp.	85,828	4,893,913
Safety Insurance Group Inc.	90,648	3,414,710
SeaBright Insurance Holdings Inc.	167,529	1,844,494
Selective Insurance Group Inc.	413,338	6,861,411
State Auto Financial Corp.	111,012	1,992,665
Stewart Information Services Corp.(b)	132,882	1,833,772
Tower Group Inc.	66,064	1,464,639
United America Indemnity Ltd. Class A(a)	287,242	2,748,906
United Fire & Casualty Co.	172,660	3,106,153
Universal American Corp.(a)	211,192	3,252,357
Universal Insurance Holdings Inc.	42,432	214,706
Zenith National Insurance Corp.	292,297	11,200,821

		242,846,072
INTERNET – 1.28%
ActivIdentity Corp.(a)	241,366	685,479
Ancestry.com Inc.(a)	14,494	245,673
China Information Security Technology Inc.(a)(b)	32,084	162,024
Digital River Inc.(a)	57,144	1,731,463
EarthLink Inc.	722,552	6,170,594
ePlus Inc.(a)	26,036	456,932
Global Sources Ltd.(a)	112,511	732,447
InfoSpace Inc.(a)	116,636	1,288,828
Internap Network Services Corp.(a)	398,907	2,233,879
Internet Brands Inc. Class A(a)	103,331	952,712
Internet Capital Group Inc.(a)	121,918	1,030,207
iPass Inc.(a)(b)	392,748	451,660
j2 Global Communications Inc.(a)(b)	28,605	669,357
Keynote Systems Inc.	47,535	541,424
ModusLink Global Solutions Inc.(a)	336,074	2,833,104
1-800-FLOWERS.COM Inc.(a)	169,496	425,435
Online Resources Corp.(a)	73,365	295,661
Openwave Systems Inc.(a)	471,690	1,084,887
Orbitz Worldwide Inc.(a)	155,867	1,108,214
PCTEL Inc.(a)	130,755	808,066

Perficient Inc.(a)	163,833	1,846,398
QuinStreet Inc.	31,796	540,850
RealNetworks Inc.(a)	321,589	1,553,275
Safeguard Scientifics Inc.(a)	97,115	1,262,495
Shutterfly Inc.(a)	139,634	3,363,783
SonicWALL Inc.(a)	387,690	3,369,026
Support.com Inc.(a)	280,128	916,019
TechTarget Inc.(a)	89,660	468,922
TIBCO Software Inc.(a)	833,306	8,991,372
United Online Inc.	658,523	4,925,752
US Auto Parts Network Inc.(a)	65,141	489,860
Vasco Data Security International Inc.(a)	43,927	362,398
Vitacost.com Inc.(a)	48,442	583,726
Web.com Group Inc.(a)	203,961	1,111,587

		53,693,509
INVESTMENT COMPANIES – 2.08%
Allied Capital Corp.(a)(b)	1,394,070	6,928,528
American Capital Ltd.(a)(b)	2,191,293	11,131,768
Apollo Investment Corp.	1,379,524	17,561,341
Ares Capital Corp.(b)	1,025,140	15,213,078
BlackRock Kelso Capital Corp.(b)(d)	95,140	947,594
Capital Southwest Corp.	22,885	2,079,789
Fifth Street Finance Corp.	302,356	3,510,353
Gladstone Capital Corp.(b)	164,868	1,945,442
Gladstone Investment Corp.	177,252	1,059,967
Harris & Harris Group Inc.(a)	245,676	1,132,566
Hercules Technology Growth Capital Inc.	274,110	2,902,825
Kayne Anderson Energy Development Co.	77,572	1,253,564
Kohlberg Capital Corp.(b)	131,037	741,669
Main Street Capital Corp.(b)	29,001	452,706
MCG Capital Corp.(a)	515,239	2,684,395
Medallion Financial Corp.	119,421	950,591
MVC Capital Inc.	169,752	2,303,535
NGP Capital Resources Co.	172,339	1,468,328
PennantPark Investment Corp.	196,782	2,038,662
PennyMac Mortgage Investment Trust(a)	103,766	1,723,553
Prospect Capital Corp.(b)	491,644	5,973,475
Solar Capital Ltd.	35,967	760,342
TICC Capital Corp.	204,947	1,350,601
Triangle Capital Corp.(b)	83,887	1,177,773

		87,292,445
IRON & STEEL – 0.17%
China Precision Steel Inc.(a)(b)	256,823	539,328
General Steel Holdings Inc.(a)(b)	85,063	349,609
Gibraltar Industries Inc.(a)	209,203	2,638,050
Olympic Steel Inc.	71,017	2,318,705
Sutor Technology Group Ltd.(a)	64,324	186,540
Universal Stainless & Alloy Products Inc.(a)	54,046	1,296,564

		7,328,796

LEISURE TIME – 0.60%
Brunswick Corp.	690,531	11,027,780
Callaway Golf Co.	507,837	4,479,122
Interval Leisure Group Inc.(a)	20,142	293,268
Life Time Fitness Inc.(a)(b)	287,856	8,088,754
Marine Products Corp.(a)	73,786	442,716
Multimedia Games Inc.(a)(b)	155,847	607,803
Town Sports International Holdings Inc.(a)	54,720	213,955
Universal Travel Group(a)(b)	9,085	90,032

		25,243,430
LODGING – 0.53%
Gaylord Entertainment Co.(a)(b)	310,444	9,092,905
Marcus Corp.	143,858	1,868,715
Monarch Casino & Resort Inc.(a)	19,394	165,625
Morgans Hotel Group Co.(a)	60,506	387,843
Orient-Express Hotels Ltd. Class A(a)	709,661	10,062,993
Red Lion Hotels Corp.(a)	104,273	752,851

		22,330,932
MACHINERY – 1.63%
Alamo Group Inc.	59,843	1,196,262
Albany International Corp. Class A	212,970	4,585,244
Altra Holdings Inc.(a)	178,828	2,455,308
Applied Industrial Technologies Inc.	330,826	8,221,026
Astec Industries Inc.(a)	141,536	4,098,883
Bolt Technology Corp.(a)	45,059	509,617
Briggs & Stratton Corp.	389,999	7,604,980
Cascade Corp.	70,125	2,258,726
Cognex Corp.	255,734	4,728,522
Columbus McKinnon Corp.(a)	149,241	2,368,455
Duoyuan Printing Inc.(a)	46,242	499,414
DXP Enterprises Inc.(a)	60,772	776,058
Flow International Corp.(a)	43,897	132,130
Gorman-Rupp Co. (The)	42,252	1,074,891
Hurco Companies Inc.(a)	45,474	765,327
Intevac Inc.(a)	172,332	2,381,628
Kadant Inc.(a)	94,691	1,364,497
Lindsay Corp.	5,324	220,467
NACCO Industries Inc. Class A	42,336	3,139,214
Nordson Corp.	174,101	11,824,940
Robbins & Myers Inc.	193,351	4,605,621
Sauer-Danfoss Inc.(a)	76,447	1,015,216
Tecumseh Products Co. Class A(a)	145,407	1,784,144
Twin Disc Inc.	67,945	830,288

		68,440,858
MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	27,342	546,840

		546,840

MANUFACTURING – 2.09%
A.O. Smith Corp.	171,839	9,033,576
Actuant Corp. Class A	283,362	5,539,727
Acuity Brands Inc.	78,969	3,333,281
American Railcar Industries Inc.	73,087	888,738
Ameron International Corp.	72,056	4,531,602
Barnes Group Inc.	363,713	7,074,218
Blount International Inc.(a)	200,306	2,075,170
Ceradyne Inc.(a)	202,989	4,605,820
CLARCOR Inc.	250,709	8,646,953
Colfax Corp.(a)	130,233	1,532,842
Eastman Kodak Co.(a)(b)	2,099,653	12,156,991
EnPro Industries Inc.(a)	157,179	4,570,765
Federal Signal Corp.	380,801	3,431,017
FreightCar America Inc.	93,596	2,261,279
GP Strategies Corp.(a)	50,124	419,037
Griffon Corp.(a)	342,066	4,262,142
Koppers Holdings Inc.	59,861	1,695,264
Myers Industries Inc.	248,581	2,605,129
Polypore International Inc.(a)	119,927	2,093,925
Portec Rail Products Inc.	27,968	324,988
Standex International Corp.	97,267	2,506,571
Sturm, Ruger & Co. Inc.	10,543	126,411
Tredegar Corp.	229,601	3,921,585

		87,637,031
MEDIA – 0.51%
Belo Corp. Class A	698,973	4,766,996
Courier Corp.	80,944	1,336,385
Crown Media Holdings Inc. Class A(a)(b)	47,437	91,079
E.W. Scripps Co. (The) Class A(a)	227,633	1,923,498
Fisher Communications Inc.(a)	46,281	652,562
Journal Communications Inc. Class A(a)	329,652	1,384,538
Lin TV Corp. Class A(a)	215,185	1,237,314
LodgeNet Interactive Corp.(a)(b)	54,590	380,492
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	26,140	145,861
Mediacom Communications Corp. Class A(a)	195,008	1,160,298
Outdoor Channel Holdings Inc.(a)	101,265	667,336
PRIMEDIA Inc.	111,400	383,216
Scholastic Corp.	177,389	4,966,892
Sinclair Broadcast Group Inc. Class A(a)	329,091	1,671,782
World Wrestling Entertainment Inc.	38,420	664,666

		21,432,915
METAL FABRICATE & HARDWARE – 1.07%
A.M. Castle & Co.(a)	131,790	1,723,813
Ampco-Pittsburgh Corp.	33,382	828,541
CIRCOR International Inc.	131,906	4,380,598
Eastern Co. (The)(b)	47,373	641,430
Hawk Corp. Class A(a)	34,320	669,240

Haynes International Inc.	93,879	3,335,521
Kaydon Corp.	260,126	9,780,738
L.B. Foster Co. Class A(a)	80,177	2,316,314
Ladish Co. Inc.(a)	124,583	2,511,593
Lawson Products Inc.	31,373	485,340
Mueller Industries Inc.	290,815	7,790,934
Mueller Water Products Inc. Class A	1,199,191	5,732,133
North American Galvanizing & Coatings Inc.(a)(b)	29,879	166,127
Northwest Pipe Co.(a)	72,549	1,585,196
RBC Bearings Inc.(a)	9,571	305,028
Sun Hydraulics Corp.	58,327	1,515,335
TriMas Corp.(a)	52,808	342,724
Worthington Industries Inc.	39,947	690,684

		44,801,289
MINING – 1.49%
Allied Nevada Gold Corp.(a)	73,364	1,215,641
AMCOL International Corp.	143,655	3,907,416
Brush Engineered Materials Inc.(a)	157,609	3,557,235
Century Aluminum Co.(a)	442,348	6,086,708
Coeur d’Alene Mines Corp.(a)	637,663	9,552,192
General Moly Inc.(a)(b)	489,691	1,625,774
Hecla Mining Co.(a)(b)	1,852,303	10,132,097
Horsehead Holding Corp.(a)	339,162	4,015,678
Kaiser Aluminum Corp.	120,688	4,654,936
Paramount Gold and Silver Corp.(a)(b)	89,179	123,959
RTI International Metals Inc.(a)	234,563	7,114,296
Stillwater Mining Co.(a)	276,287	3,586,205
United States Lime & Minerals Inc.(a)	3,183	123,087
Uranerz Energy Corp.(a)(b)	67,530	125,606
Uranium Energy Corp.(a)(b)	21,225	68,344
US Gold Corp.(a)(b)	624,120	1,685,124
USEC Inc.(a)(b)	876,555	5,057,722

		62,632,020
MISCELLANEOUS - MANUFACTURING – 0.11%
John Bean Technologies Corp.	216,444	3,796,428
STR Holdings Inc.(a)(b)	34,881	819,703

		4,616,131
OFFICE FURNISHINGS – 0.15%
HNI Corp.	95,881	2,553,311
Steelcase Inc. Class A	557,285	3,605,634

		6,158,945
OIL & GAS – 2.90%
Alon USA Energy Inc.(b)	57,371	415,940
Approach Resources Inc.(a)	60,919	553,145
Atlas Energy Inc.(a)	273,308	8,505,345
ATP Oil & Gas Corp.(a)(b)	247,916	4,663,300
Berry Petroleum Co. Class A	396,463	11,164,398

Bill Barrett Corp.(a)	300,654	9,233,084
BPZ Resources Inc.(a)(b)	146,713	1,078,341
Brigham Exploration Co.(a)	350,392	5,588,752
Bronco Drilling Co. Inc.(a)	190,004	893,019
Cheniere Energy Inc.(a)(b)	305,135	942,867
Clayton Williams Energy Inc.(a)	46,924	1,641,402
Contango Oil & Gas Co.(a)	5,330	272,629
CREDO Petroleum Corp.(a)(b)	11,264	111,401
Crosstex Energy Inc.(a)	314,386	2,732,014
Cubic Energy Inc.(a)(b)	155,777	165,124
CVR Energy Inc.(a)	166,206	1,454,302
Delek US Holdings Inc.	102,198	744,001
Delta Petroleum Corp.(a)(b)	632,654	892,042
Endeavour International Corp.(a)	55,703	70,743
GeoResources Inc.(a)	69,893	1,067,266
GMX Resources Inc.(a)(b)	121,791	1,001,122
Goodrich Petroleum Corp.(a)(b)	192,481	3,010,403
Gran Tierra Energy Inc.(a)	1,594,950	9,410,205
Gulfport Energy Corp.(a)	12,585	141,455
Harvest Natural Resources Inc.(a)	254,912	1,919,487
Oilsands Quest Inc.(a)(b)	1,751,611	1,294,791
Parker Drilling Co.(a)	913,015	4,501,164
Penn Virginia Corp.	355,328	8,705,536
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	149,266	3,458,493
PetroQuest Energy Inc.(a)	401,184	2,017,956
Pioneer Drilling Co.(a)	285,836	2,012,285
Rex Energy Corp.(a)	63,360	721,670
Rosetta Resources Inc.(a)	409,232	9,637,414
Stone Energy Corp.(a)	324,695	5,763,336
Swift Energy Co.(a)	292,809	9,000,949
Toreador Resources Corp.(a)	10,941	89,497
VAALCO Energy Inc.	426,406	2,106,446
Vantage Drilling Co.(a)	601,460	890,161
Venoco Inc.(a)	97,905	1,256,121
W&T Offshore Inc.	14,454	121,414
Warren Resources Inc.(a)	258,534	651,506
Western Refining Inc.(a)(b)	317,739	1,747,565

		121,648,093
OIL & GAS SERVICES – 1.37%
Allis-Chalmers Energy Inc.(a)	471,237	1,668,179
Basic Energy Services Inc.(a)(b)	173,393	1,336,860
Boots & Coots Inc.(a)(b)	622,034	1,511,543
Cal Dive International Inc.(a)	271,371	1,989,149
CARBO Ceramics Inc.	12,257	764,101
Complete Production Services Inc.(a)	459,123	5,302,871
Dawson Geophysical Co.(a)	62,186	1,818,319
Geokinetics Inc.(a)	21,526	155,202
Global Industries Ltd.(a)	784,832	5,038,621
Gulf Island Fabrication Inc.	90,874	1,976,510

Hercules Offshore Inc.(a)	800,388	3,449,672
Hornbeck Offshore Services Inc.(a)	178,943	3,322,972
ION Geophysical Corp.(a)	767,796	3,777,556
Key Energy Services Inc.(a)	967,597	9,240,551
Lufkin Industries Inc.	13,062	1,033,857
Matrix Service Co.(a)	146,300	1,574,188
Natural Gas Services Group Inc.(a)	84,964	1,348,379
Newpark Resources Inc.(a)	699,378	3,671,735
Superior Well Services Inc.(a)(b)	143,255	1,916,752
T-3 Energy Services Inc.(a)	99,525	2,444,334
Tetra Technologies Inc.(a)	271,830	3,321,763
TGC Industries Inc.(a)	25,807	104,260
Union Drilling Inc.(a)	77,404	476,809

		57,244,183
PACKAGING & CONTAINERS – 0.27%
AEP Industries Inc.(a)	2,981	77,566
Astronics Corp.(a)	13,449	131,935
BWAY Holding Co.(a)	54,334	1,092,113
Graham Packaging Co. Inc.(a)	77,389	971,232
Graphic Packaging Holding Co.(a)	881,260	3,181,349
Silgan Holdings Inc.	99,013	5,963,553

		11,417,748
PHARMACEUTICALS – 0.75%
Adolor Corp.(a)	181,188	326,138
Biodel Inc.(a)(b)	9,748	41,624
Caraco Pharmaceutical Laboratories Ltd.(a)(b)	55,018	329,558
Cumberland Pharmaceuticals Inc.(a)	12,387	130,435
Hi-Tech Pharmacal Co. Inc.(a)(b)	53,077	1,175,125
Infinity Pharmaceuticals Inc.(a)(b)	74,481	454,334
Ironwood Pharmaceuticals Inc.(a)	28,805	389,444
K-V Pharmaceutical Co. Class A(a)	132,990	234,062
Mannatech Inc.	121,029	404,237
Medicines Co. (The)(a)	124,414	975,406
Medicis Pharmaceutical Corp. Class A	398,523	10,026,839
Myriad Pharmaceuticals Inc.(a)	17,811	80,506
Nabi Biopharmaceuticals(a)	107,417	587,571
Nutraceutical International Corp.(a)	81,932	1,224,064
Omega Protein Corp.(a)	150,072	862,914
Par Pharmaceutical Companies Inc.(a)	272,206	6,750,709
Progenics Pharmaceuticals Inc.(a)	55,014	293,225
Schiff Nutrition International Inc.	73,846	604,060
ViroPharma Inc.(a)	484,826	6,608,178

		31,498,429
REAL ESTATE – 0.59%
American Realty Investors Inc.(a)(b)	21,900	235,425
Avatar Holdings Inc.(a)	59,644	1,296,661
Consolidated-Tomoka Land Co.	41,424	1,305,270
Forestar Group Inc.(a)	279,210	5,271,485

Government Properties Income Trust	118,563	3,083,824
Hilltop Holdings Inc.(a)	307,778	3,616,392
Resource Capital Corp.	254,300	1,719,068
Starwood Property Trust Inc.	331,261	6,393,337
Terreno Realty Corp.(a)	62,876	1,240,543
Transcontinental Realty Investors Inc.(a)(b)	11,658	145,958
United Capital Corp.(a)	15,407	365,454

		24,673,417
REAL ESTATE INVESTMENT TRUSTS – 10.77%
Acadia Realty Trust	237,706	4,245,429
Agree Realty Corp.	54,653	1,249,368
Alexander’s Inc.(a)	6,065	1,814,223
American Campus Communities Inc.	408,521	11,299,691
American Capital Agency Corp.(b)	126,621	3,241,498
Anworth Mortgage Asset Corp.	885,278	5,966,774
Apollo Commercial Real Estate Finance Inc.	72,612	1,307,742
Ashford Hospitality Trust Inc.(a)(b)	358,671	2,571,671
Associated Estates Realty Corp.	135,418	1,867,414
BioMed Realty Trust Inc.	767,481	12,694,136
CapLease Inc.	400,333	2,221,848
Capstead Mortgage Corp.	541,694	6,478,660
CBL & Associates Properties Inc.(b)	1,079,274	14,786,054
Cedar Shopping Centers Inc.	356,927	2,823,293
Chesapeake Lodging Trust	53,896	1,049,355
Cogdell Spencer Inc.	232,033	1,717,044
Colonial Properties Trust	518,104	6,673,180
Colony Financial Inc.	101,263	2,025,260
Cousins Properties Inc.	581,011	4,828,201
CreXus Investment Corp.	98,769	1,320,542
Cypress Sharpridge Investments Inc.	115,778	1,549,110
DCT Industrial Trust Inc.	1,599,757	8,366,729
Developers Diversified Realty Corp.	1,607,034	19,557,604
DiamondRock Hospitality Co.(a)	972,390	9,830,863
DuPont Fabros Technology Inc.	96,394	2,081,146
Dynex Capital Inc.	94,860	853,740
EastGroup Properties Inc.	82,319	3,106,719
Education Realty Trust Inc.	438,824	2,518,850
Entertainment Properties Trust	328,938	13,529,220
Equity Lifestyle Properties Inc.	75,245	4,054,201
Equity One Inc.(b)	272,687	5,151,057
Extra Space Storage Inc.	676,319	8,575,725
FelCor Lodging Trust Inc.(a)	507,919	2,895,138
First Industrial Realty Trust Inc.(a)	412,920	3,204,259
First Potomac Realty Trust	296,420	4,455,193
Franklin Street Properties Corp.	522,792	7,543,889
Getty Realty Corp.	81,195	1,899,963
Gladstone Commercial Corp.	68,748	993,409
Glimcher Realty Trust	480,163	2,434,426
Gramercy Capital Corp.(a)	339,316	946,692
Hatteras Financial Corp.	283,364	7,302,290

Healthcare Realty Trust Inc.	464,335	10,814,362
Hersha Hospitality Trust	948,838	4,914,981
Highwoods Properties Inc.	554,558	17,596,125
Home Properties Inc.	271,310	12,697,308
Inland Real Estate Corp.	546,349	4,999,093
Invesco Mortgage Capital Inc.	121,529	2,795,167
Investors Real Estate Trust	539,682	4,867,932
iStar Financial Inc.(a)(b)	731,909	3,359,462
Kilroy Realty Corp.	337,818	10,418,307
Kite Realty Group Trust	361,604	1,710,387
LaSalle Hotel Properties	497,571	11,593,404
Lexington Realty Trust	764,965	4,979,922
LTC Properties Inc.	161,610	4,373,167
Medical Properties Trust Inc.	626,580	6,566,558
MFA Financial Inc.	2,194,167	16,149,069
Mid-America Apartment Communities Inc.	110,339	5,714,457
Mission West Properties Inc.	141,747	975,219
Monmouth Real Estate Investment Corp. Class A	174,427	1,466,931
National Health Investors Inc.	192,817	7,473,587
National Retail Properties Inc.	625,715	14,285,073
NorthStar Realty Finance Corp.(b)	513,307	2,161,022
Omega Healthcare Investors Inc.	566,391	11,038,961
Parkway Properties Inc.	168,590	3,166,120
Pebblebrook Hotel Trust(a)	135,212	2,843,508
Pennsylvania Real Estate Investment Trust(b)	300,941	3,752,734
Post Properties Inc.	379,260	8,351,305
PS Business Parks Inc.	94,524	5,047,582
RAIT Financial Trust(a)(b)	583,940	1,156,201
Ramco-Gershenson Properties Trust	201,952	2,273,980
Redwood Trust Inc.	528,491	8,149,331
Saul Centers Inc.	18,939	784,075
Sovran Self Storage Inc.	215,252	7,503,685
Strategic Hotels & Resorts Inc.(a)	587,488	2,496,824
Sun Communities Inc.	129,913	3,273,808
Sunstone Hotel Investors Inc.(a)	768,550	8,584,704
Tanger Factory Outlet Centers Inc.	149,188	6,438,954
UMH Properties Inc.	56,251	459,571
Universal Health Realty Income Trust	39,607	1,399,711
Urstadt Biddle Properties Inc. Class A	145,862	2,306,078
U-Store-It Trust	626,684	4,512,125
Walter Investment Management Corp.	180,964	2,895,424
Washington Real Estate Investment Trust	405,422	12,385,642
Winthrop Realty Trust	119,044	1,433,290

		451,196,752
RETAIL – 5.08%
AFC Enterprises Inc.(a)	179,204	1,922,859
America’s Car-Mart Inc.(a)	31,188	752,255
AnnTaylor Stores Corp.(a)	458,475	9,490,433
Asbury Automotive Group Inc.(a)	251,231	3,341,372
Benihana Inc. Class A(a)(b)	58,291	378,892

Bob Evans Farms Inc.	240,341	7,428,940
Books-A-Million Inc.(b)	49,714	359,929
Borders Group Inc.(a)(b)	395,472	680,212
Brown Shoe Co. Inc.	325,463	5,038,167
Buckle Inc. (The)(b)	16,004	588,307
Build-A-Bear Workshop Inc.(a)	134,859	960,196
Cabela’s Inc.(a)(b)	310,745	5,434,930
Casey’s General Stores Inc.	155,709	4,889,263
Cash America International Inc.	231,260	9,130,145
Charming Shoppes Inc.(a)	838,649	4,579,024
Christopher & Banks Corp.	243,245	1,945,960
Coldwater Creek Inc.(a)	85,262	591,718
Collective Brands Inc.(a)	282,098	6,414,909
Conn’s Inc.(a)(b)	79,969	626,157
Cracker Barrel Old Country Store Inc.	46,853	2,173,042
Dillard’s Inc. Class A(b)	400,921	9,461,736
Domino’s Pizza Inc.(a)	262,361	3,578,604
Dress Barn Inc.(a)	378,757	9,908,283
DSW Inc. Class A(a)(b)	89,410	2,282,637
Einstein Noah Restaurant Group Inc.(a)	3,012	36,596
Finish Line Inc. (The) Class A	150,334	2,453,451
Fred’s Inc. Class A	218,741	2,620,517
Frisch’s Restaurants Inc.	15,829	349,821
Genesco Inc.(a)	178,544	5,536,649
Group 1 Automotive Inc.(a)	187,683	5,979,580
Haverty Furniture Companies Inc.	138,914	2,267,076
Hot Topic Inc.(a)	141,253	918,145
Jo-Ann Stores Inc.(a)	130,529	5,479,607
Kenneth Cole Productions Inc. Class A(a)	59,079	756,802
Landry’s Restaurants Inc.(a)	57,440	1,029,325
Lithia Motors Inc. Class A(a)	164,944	1,055,642
Luby’s Inc.(a)	162,056	638,501
McCormick & Schmick’s Seafood Restaurants Inc.(a)	107,334	1,080,853
Men’s Wearhouse Inc. (The)	386,673	9,256,952
Movado Group Inc.(a)	126,284	1,424,484
New York & Co. Inc.(a)	191,513	917,347
99 Cents Only Stores(a)	43,822	714,299
O’Charley’s Inc.(a)	133,118	1,190,075
OfficeMax Inc.(a)	165,735	2,721,369
Pacific Sunwear of California Inc.(a)(b)	515,505	2,737,332
Pantry Inc. (The)(a)	156,806	1,958,507
Papa John’s International Inc.(a)	32,271	829,687
PC Connection Inc.(a)	78,414	486,167
PC Mall Inc.(a)	56,726	287,034
Pep Boys - Manny, Moe & Jack (The)	383,758	3,856,768
Pier 1 Imports Inc.(a)	898,732	5,724,923
Red Robin Gourmet Burgers Inc.(a)	91,716	2,241,539
Regis Corp.	447,102	8,351,865
Retail Ventures Inc.(a)	192,250	1,828,298
Rex Stores Corp.(a)	56,396	913,615
Ruby Tuesday Inc.(a)	506,829	5,357,183

rue21 Inc.(a)	29,844	1,034,691
Rush Enterprises Inc. Class A(a)	195,531	2,582,965
Ruth’s Hospitality Group Inc.(a)	34,627	183,523
Saks Inc.(a)	987,643	8,493,730
Sally Beauty Holdings Inc.(a)	556,851	4,967,111
School Specialty Inc.(a)	95,623	2,171,598
Shoe Carnival Inc.(a)	69,977	1,599,674
Sonic Automotive Inc.(a)	179,854	1,978,394
Sonic Corp.(a)	37,964	419,502
Sport Supply Group Inc.	51,286	689,284
Stage Stores Inc.	297,214	4,574,123
Steak n Shake Co. (The)(a)	9,704	3,699,844
Stein Mart Inc.(a)	13,542	122,284
Susser Holdings Corp.(a)	50,451	426,311
Syms Corp.(a)(b)	48,336	481,427
Systemax Inc.(b)	55,613	1,209,027
Talbots Inc. (The)(a)(b)	67,539	875,305
Titan Machinery Inc.(a)	8,850	121,157
Tuesday Morning Corp.(a)	233,676	1,539,925
Vitamin Shoppe Inc.(a)	40,136	901,053
West Marine Inc.(a)	109,267	1,185,547
Zale Corp.(a)(b)	189,821	520,110
Zumiez Inc.(a)(b)	11,444	234,488

		212,969,052
SAVINGS & LOANS – 1.94%
Abington Bancorp Inc.	167,542	1,323,582
Astoria Financial Corp.	669,457	9,707,127
BankFinancial Corp.	165,117	1,514,123
Beneficial Mutual Bancorp Inc.(a)	253,593	2,404,062
Berkshire Hills Bancorp Inc.	108,535	1,989,447
Brookline Bancorp Inc.	348,873	3,712,009
Brooklyn Federal Bancorp Inc.	13,357	112,199
Cape Bancorp Inc.(a)(b)	92,467	746,209
Cheviot Financial Corp.(b)	18,670	172,137
Chicopee Bancorp Inc.(a)(b)	50,892	646,328
Clifton Savings Bancorp Inc.	65,126	603,718
Danvers Bancorp Inc.	158,721	2,195,111
Dime Community Bancshares Inc.	203,156	2,565,860
ESB Financial Corp.(b)	73,769	950,882
ESSA Bancorp Inc.	116,803	1,464,710
First Defiance Financial Corp.	65,526	663,123
First Financial Holdings Inc.	123,476	1,859,549
First Financial Northwest Inc.	133,677	913,014
Flagstar Bancorp Inc.(a)(b)	517,889	310,733
Flushing Financial Corp.	236,385	2,992,634
Fox Chase Bancorp Inc.(a)	45,199	488,601
Heritage Financial Group(b)	13,435	162,295
Home Bancorp Inc.(a)(b)	71,423	999,922
Home Federal Bancorp Inc.	129,464	1,878,523
Investors Bancorp Inc.(a)	335,336	4,426,435

Kearny Financial Corp.	117,413	1,224,618
Kentucky First Federal Bancorp(b)	21,803	228,713
Legacy Bancorp Inc.(b)	57,564	546,282
Meridian Interstate Bancorp Inc.(a)	78,331	814,642
NASB Financial Inc.	27,329	631,846
NewAlliance Bancshares Inc.	836,055	10,551,014
Northeast Community Bancorp Inc.(b)	49,703	357,365
Northwest Bancshares Inc.	299,934	3,521,225
OceanFirst Financial Corp.	104,214	1,183,871
Oritani Financial Corp.	18,084	290,610
Provident Financial Services Inc.	465,992	5,545,305
Provident New York Bancorp	270,701	2,566,245
Prudential Bancorp Inc. of Pennsylvania(b)	6,098	51,467
Rockville Financial Inc.	65,611	799,798
Roma Financial Corp.	37,321	468,005
Territorial Bancorp Inc.	84,117	1,600,747
United Financial Bancorp Inc.	107,442	1,502,039
Waterstone Financial Inc.(a)	55,571	201,167
Westfield Financial Inc.	243,126	2,234,328
WSFS Financial Corp.	55,001	2,145,039

		81,266,659
SEMICONDUCTORS – 1.75%
Actel Corp.(a)	144,068	1,995,342
ANADIGICS Inc.(a)	104,336	507,073
ATMI Inc.(a)	174,172	3,363,261
Brooks Automation Inc.(a)	503,261	4,438,762
Cabot Microelectronics Corp.(a)	163,196	6,173,705
CEVA Inc.(a)	22,834	266,244
Cohu Inc.	182,384	2,511,428
DSP Group Inc.(a)	175,242	1,459,766
EMCORE Corp.(a)(b)	594,595	719,460
Emulex Corp.(a)	51,429	682,977
Entegris Inc.(a)	1,024,069	5,161,308
Exar Corp.(a)	247,277	1,743,303
FormFactor Inc.(a)	21,842	387,914
GSI Technology Inc.(a)	143,538	668,887
IXYS Corp.(a)	33,678	287,610
Lattice Semiconductor Corp.(a)	823,738	3,023,118
Micrel Inc.	207,078	2,207,451
Microtune Inc.(a)	147,791	403,469
MKS Instruments Inc.(a)	385,683	7,555,530
OmniVision Technologies Inc.(a)	390,484	6,708,515
Pericom Semiconductor Corp.(a)	196,045	2,099,642
Photronics Inc.(a)(b)	413,858	2,106,537
Rudolph Technologies Inc.(a)	145,043	1,243,019
Silicon Image Inc.(a)	583,934	1,763,481
Standard Microsystems Corp.(a)	127,625	2,971,110
Techwell Inc.(a)	11,061	206,841
TriQuint Semiconductor Inc.(a)	503,830	3,526,810
Veeco Instruments Inc.(a)(b)	131,386	5,715,291

Virage Logic Corp.(a)	116,106	912,593
White Electronic Designs Corp.(a)	180,444	1,263,108
Zoran Corp.(a)	101,658	1,093,840

		73,167,395
SHIPBUILDING – 0.02%
Todd Shipyards Corp.(b)	45,745	751,590

		751,590
SOFTWARE – 1.38%
Acxiom Corp.(a)	97,643	1,751,715
American Reprographics Co.(a)	35,382	317,377
American Software Inc. Class A	14,570	84,652
AMICAS Inc.(a)	72,282	435,138
Avid Technology Inc.(a)	178,004	2,452,895
Callidus Software Inc.(a)	102,825	373,255
CSG Systems International Inc.(a)	112,074	2,349,071
Deltek Inc.(a)	7,735	59,095
Digi International Inc.(a)	122,555	1,303,985
DivX Inc.(a)	93,365	668,493
Double-Take Software Inc.(a)	12,572	112,017
Epicor Software Corp.(a)	372,910	3,565,020
Fair Isaac Corp.	382,481	9,692,069
Global Defense Technology & Systems Inc.(a)	18,647	249,870
infoGROUP Inc.(a)	122,666	956,795
InnerWorkings Inc.(a)(b)	36,008	187,242
JDA Software Group Inc.(a)	64,893	1,805,323
Lawson Software Inc.(a)	641,339	4,239,251
ManTech International Corp. Class A(a)	35,318	1,724,578
Medidata Solutions Inc.(a)	10,756	163,491
MoneyGram International Inc.(a)	101,658	387,317
Monotype Imaging Holdings Inc.(a)	169,116	1,645,499
Omnicell Inc.(a)	37,318	523,572
Pervasive Software Inc.(a)	120,240	608,414
Quest Software Inc.(a)	428,385	7,620,969
Schawk Inc.	117,452	2,129,405
SeaChange International Inc.(a)	123,072	883,657
Synchronoss Technologies Inc.(a)	19,915	385,754
SYNNEX Corp.(a)	121,246	3,584,032
Take-Two Interactive Software Inc.(a)	575,336	5,667,060
THQ Inc.(a)	137,338	962,739
Trident Microsystems Inc.(a)	446,879	777,569

		57,667,319
STORAGE & WAREHOUSING – 0.08%
Mobile Mini Inc.(a)	206,930	3,205,346

		3,205,346
TELECOMMUNICATIONS – 2.56%
Adaptec Inc.(a)	948,625	3,102,004
ADC Telecommunications Inc.(a)	611,513	4,470,160

ADTRAN Inc.	96,181	2,534,369
Airvana Inc.(a)	81,871	627,132
Anaren Inc.(a)	13,932	198,392
Anixter International Inc.(a)	197,657	9,260,230
ARRIS Group Inc.(a)	237,764	2,855,546
Atlantic Tele-Network Inc.	69,638	3,128,835
Aviat Networks Inc.(a)	460,146	3,050,768
Black Box Corp.	137,963	4,243,742
Cincinnati Bell Inc.(a)	1,307,239	4,457,685
Communications Systems Inc.	47,353	612,274
Consolidated Communications Holdings Inc.	86,133	1,633,082
CPI International Inc.(a)	38,950	516,477
EMS Technologies Inc.(a)	22,784	378,214
Extreme Networks Inc.(a)	695,862	2,136,296
General Communication Inc. Class A(a)	144,444	833,442
GeoEye Inc.(a)	8,273	244,054
Global Crossing Ltd.(a)	34,295	519,569
Globecomm Systems Inc.(a)	167,266	1,286,276
Harmonic Inc.(a)	179,797	1,134,519
Iowa Telecommunications Services Inc.	218,624	3,651,021
Knology Inc.(a)	151,775	2,039,856
KVH Industries Inc.(a)	7,487	98,754
LogMeIn Inc.(a)	15,621	323,198
MasTec Inc.(a)	114,981	1,449,910
NETGEAR Inc.(a)	200,612	5,235,973
Network Equipment Technologies Inc.(a)	115,183	634,658
Newport Corp.(a)	283,897	3,548,713
Oplink Communications Inc.(a)	43,668	809,605
Opnext Inc.(a)	179,823	424,382
Plantronics Inc.	46,455	1,453,112
Polycom Inc.(a)	396,421	12,122,554
Powerwave Technologies Inc.(a)	1,032,843	1,291,054
Preformed Line Products Co.	1,707	65,122
Premiere Global Services Inc.(a)	112,365	928,135
RF Micro Devices Inc.(a)	157,572	784,709
Sonus Networks Inc.(a)	1,622,147	4,233,804
SureWest Communications(a)	114,618	984,569
Sycamore Networks Inc.	152,153	3,059,797
Symmetricom Inc.(a)	346,836	2,022,054
Syniverse Holdings Inc.(a)	92,689	1,804,655
Tekelec(a)	345,975	6,282,906
3Com Corp.(a)	551,780	4,243,188
USA Mobility Inc.	18,643	236,207
UTStarcom Inc.(a)(b)	875,391	2,442,341

		107,393,343
TEXTILES – 0.20%
G&K Services Inc. Class A	143,663	3,717,998
UniFirst Corp.	90,129	4,641,644

		8,359,642

TOYS, GAMES & HOBBIES – 0.16%
JAKKS Pacific Inc.(a)	217,111	2,833,299
LeapFrog Enterprises Inc.(a)	213,937	1,401,287
RC2 Corp.(a)	169,222	2,533,253

		6,767,839
TRANSPORTATION – 2.40%
Air Transport Services Group Inc.(a)	166,674	561,691
American Commercial Lines Inc.(a)(b)	71,742	1,800,724
Arkansas Best Corp.	197,312	5,895,683
Atlas Air Worldwide Holdings Inc.(a)	163,372	8,666,885
Bristow Group Inc.(a)	280,917	10,598,998
CAI International Inc.(a)	75,855	934,534
Celadon Group Inc.(a)	30,852	430,077
DHT Maritime Inc.	386,717	1,515,931
Dynamex Inc.(a)	23,778	408,982
Eagle Bulk Shipping Inc.(a)(b)	491,321	2,608,915
Echo Global Logistics Inc.(a)(b)	28,573	368,877
Forward Air Corp.	117,234	3,083,254
Genco Shipping & Trading Ltd.(a)(b)	201,413	4,251,828
General Maritime Corp.	383,138	2,754,762
Golar LNG Ltd.(a)	92,286	1,079,746
GulfMark Offshore Inc. Class A(a)	85,465	2,269,096
Heartland Express Inc.	146,305	2,414,033
Horizon Lines Inc. Class A(b)	242,149	1,317,291
Hub Group Inc. Class A(a)	152,287	4,260,990
International Shipholding Corp.	42,927	1,261,625
Knight Transportation Inc.	94,746	1,998,193
Knightsbridge Tankers Ltd.	133,905	2,268,351
Nordic American Tanker Shipping Ltd.(b)	367,178	11,114,478
Old Dominion Freight Line Inc.(a)	181,873	6,072,739
Pacer International Inc.(a)	269,243	1,620,843
Patriot Transportation Holding Inc.(a)	3,922	331,331
PHI Inc.(a)	49,600	1,050,528
RailAmerica Inc.(a)	115,045	1,357,531
Saia Inc.(a)	124,297	1,725,242
Ship Finance International Ltd.	138,035	2,451,502
Ultrapetrol (Bahamas) Ltd.(a)(b)	171,927	943,879
Universal Truckload Services Inc.(a)	46,512	817,681
USA Truck Inc.(a)	19,487	314,910
Werner Enterprises Inc.	333,444	7,725,897
YRC Worldwide Inc.(a)	8,291,684	4,509,018

		100,786,045
TRUCKING & LEASING – 0.31%
Aircastle Ltd.	366,441	3,470,196
AMERCO(a)	69,977	3,799,051
Greenbrier Companies Inc. (The)(a)	130,378	1,435,462
TAL International Group Inc.	111,159	2,220,957
Textainer Group Holdings Ltd.(b)	71,430	1,539,317
Willis Lease Finance Corp.(a)(b)	36,008	568,206

		13,033,189
WATER – 0.61%
American States Water Co.	145,509	5,049,162
Artesian Resources Corp. Class A	49,449	873,269
California Water Service Group	141,142	5,308,351
Connecticut Water Service Inc.	61,155	1,423,077
Consolidated Water Co. Ltd.	74,146	1,006,903
Middlesex Water Co.	104,017	1,773,490
Pennichuck Corp.	26,589	625,107
PICO Holdings Inc.(a)	107,708	4,005,661
SJW Corp.	102,027	2,593,526
Southwest Water Co.	192,701	2,011,798
York Water Co.	61,587	846,821

		25,517,165

TOTAL COMMON STOCKS
(Cost: $4,542,569,253)		4,184,812,595

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.46%

MONEY MARKET FUNDS – 7.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	262,832,852	262,832,852
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	47,591,371	47,591,371
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	2,022,210	2,022,210

		312,446,433

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,446,433)		312,446,433

TOTAL INVESTMENTS IN SECURITIES – 107.31%
(Cost: $4,855,015,686)		4,497,259,028
Other Assets, Less Liabilities – (7.31)%		(306,332,006)

NET ASSETS – 100.00%		$4,190,927,022

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES RUSSELL 2000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.09%
APAC Customer Services Inc.(a)	182,512	1,049,444
inVentiv Health Inc.(a)	80,409	1,805,986
Marchex Inc. Class B	76,933	393,128

		3,248,558

AEROSPACE & DEFENSE – 1.00%
AAR Corp.(a)	23,612	586,050
AeroVironment Inc.(a)	94,759	2,474,158
Argon ST Inc.(a)	82,880	2,205,437
Esterline Technologies Corp.(a)	68,661	3,393,913
GenCorp Inc.(a)	359,161	2,068,767
HEICO Corp.	164,856	8,499,975
Kaman Corp.	157,231	3,932,347
LMI Aerospace Inc.(a)	31,024	576,426
Orbital Sciences Corp.(a)	402,232	7,646,430
Teledyne Technologies Inc.(a)	84,054	3,468,909

		34,852,412

AGRICULTURE – 0.35%
AgFeed Industries Inc.(a)(b)	217,749	955,918
Alico Inc.	23,063	582,341
Alliance One International Inc.(a)	430,819	2,192,869
Cadiz Inc.(a)	94,833	1,211,017
Tejon Ranch Co.(a)	77,966	2,379,522
Universal Corp.	13,324	702,042
Vector Group Ltd.(b)	276,402	4,264,883

		12,288,592

AIRLINES – 1.05%
AirTran Holdings Inc.(a)	957,795	4,865,599
Alaska Air Group Inc.(a)	14,717	606,782
Allegiant Travel Co.(a)(b)	109,276	6,322,709
Hawaiian Holdings Inc.(a)	366,536	2,701,370
Republic Airways Holdings Inc.(a)	49,493	292,999
UAL Corp.(a)(b)	1,121,699	21,929,215

		36,718,674

APPAREL – 2.55%
American Apparel Inc.(a)	235,644	714,001
Carter’s Inc.(a)	317,617	9,576,153
Cherokee Inc.	54,773	985,914
Crocs Inc.(a)	217,285	1,905,589
Deckers Outdoor Corp.(a)	93,594	12,915,972
G-III Apparel Group Ltd.(a)	36,221	998,251
Gymboree Corp.(a)	165,032	8,520,602
K-Swiss Inc. Class A(a)	105,974	1,108,488
Liz Claiborne Inc.(a)(b)	468,966	3,484,417
Maidenform Brands Inc.(a)	134,132	2,930,784
Oxford Industries Inc.	61,381	1,247,876
Steven Madden Ltd.(a)	111,441	5,438,321
Timberland Co. Class A(a)	198,991	4,246,468
True Religion Apparel Inc.(a)(b)	180,499	5,479,950

Volcom Inc.(a)	133,989	2,615,465
Warnaco Group Inc. (The)(a)	326,758	15,589,624
Weyco Group Inc.	50,277	1,182,515
Wolverine World Wide Inc.	350,986	10,234,752

		89,175,142
AUDIO/VIDEO PRODUCTS – 0.38%
TiVo Inc.(a)	784,375	13,428,500

		13,428,500
AUTO MANUFACTURERS – 0.09%
Force Protection Inc.(a)	497,010	2,992,000

		2,992,000
AUTO PARTS & EQUIPMENT – 0.52%
Amerigon Inc. Class A(a)	152,281	1,539,561
ArvinMeritor Inc.(a)	67,391	899,670
ATC Technology Corp.(a)	104,253	1,788,981
China Automotive Systems Inc.(a)(b)	31,302	723,389
Cooper Tire & Rubber Co.	420,762	8,002,893
Dorman Products Inc.(a)	13,238	251,390
Fuel Systems Solutions Inc.(a)(b)	97,314	3,110,155
Standard Motor Products Inc.	69,506	689,500
Wonder Auto Technology Inc.(a)	127,951	1,353,722

		18,359,261
BANKS – 1.24%
Ames National Corp.	21,332	427,707
Arrow Financial Corp.	41,674	1,120,614
Bank of Marin Bancorp	29,173	965,043
Bank of the Ozarks Inc.	6,244	219,726
Bridge Bancorp Inc.(b)	36,566	855,644
Bryn Mawr Bank Corp.	9,004	163,423
Cardinal Financial Corp.	96,292	1,028,399
Cathay General Bancorp	239,096	2,785,468
CenterState Banks Inc.	27,605	338,161
Citizens Holding Co.	7,121	175,746
City Holding Co.	10,479	359,325
CNB Financial Corp.	29,383	453,674
Enterprise Financial Services Corp.	37,981	420,070
First Financial Bankshares Inc.	80,113	4,129,825
First of Long Island Corp. (The)	6,154	148,311
Great Southern Bancorp Inc.	16,439	368,891
Hancock Holding Co.	26,624	1,113,149
Metro Bancorp Inc.(a)	15,825	217,910
Nara Bancorp Inc.(a)	79,349	695,097
OmniAmerican Bancorp Inc.	9,256	106,722
Orrstown Financial Services Inc.	21,469	544,669
Park National Corp.	4,602	286,751
Peapack-Gladstone Financial Corp.	9,789	153,785
Penns Woods Bancorp Inc.	15,721	527,440
PrivateBancorp Inc.	248,572	3,405,436
Republic Bancorp Inc. Class A	6,396	120,501
S.Y. Bancorp Inc.	33,350	758,712
Signature Bank(a)	234,099	8,673,368
Southside Bancshares Inc.	21,245	458,255
Suffolk Bancorp(b)	46,619	1,431,669
SVB Financial Group(a)	27,444	1,280,537
Texas Capital Bancshares Inc.(a)	24,140	458,419

Tompkins Financial Corp.	24,148	880,919
TrustCo Bank Corp. NY	206,888	1,276,499
Westamerica Bancorporation(b)	117,724	6,786,789
Wilshire Bancorp Inc.	9,136	100,770

		43,237,424
BEVERAGES – 0.28%
Boston Beer Co. Inc. Class A(a)	62,570	3,269,908
Coca-Cola Bottling Co. Consolidated	30,251	1,774,524
Diedrich Coffee Inc.(a)(b)	21,774	757,735
Farmer Bros. Co.	20,429	382,839
National Beverage Corp.	39,672	441,153
Peet’s Coffee & Tea Inc.(a)	80,992	3,211,333

		9,837,492
BIOTECHNOLOGY – 5.83%
Acorda Therapeutics Inc.(a)	271,292	9,278,186
Affymax Inc.(a)	123,533	2,894,378
Affymetrix Inc.(a)	434,814	3,191,535
AMAG Pharmaceuticals Inc.(a)	149,895	5,232,834
American Oriental Bioengineering Inc.(a)	161,116	657,353
Arena Pharmaceuticals Inc.(a)(b)	722,182	2,238,764
ARIAD Pharmaceuticals Inc.(a)	772,954	2,628,044
ArQule Inc.(a)	160,904	926,807
ARYx Therapeutics Inc.(a)(b)	149,717	130,254
BioCryst Pharmaceuticals Inc.(a)(b)	174,600	1,147,122
BioMimetic Therapeutics Inc.(a)	98,127	1,290,370
Cambrex Corp.(a)	194,216	786,575
Cardium Therapeutics Inc.(a)(b)	340,083	149,807
Celera Corp.(a)	120,239	853,697
Cell Therapeutics Inc.(a)(b)	4,120,825	2,228,130
Celldex Therapeutics Inc.(a)	179,052	1,099,379
China-Biotics Inc.(a)	69,014	1,236,041
CryoLife Inc.(a)	187,196	1,211,158
Curis Inc.(a)	525,295	1,612,656
Cytokinetics Inc.(a)	314,319	1,005,821
Cytori Therapeutics Inc.(a)(b)	208,391	950,263
Enzo Biochem Inc.(a)	176,943	1,065,197
Enzon Pharmaceuticals Inc.(a)(b)	425,200	4,328,536
Exelixis Inc.(a)	757,828	4,600,016
Facet Biotech Corp.(a)	31,718	856,069
Genomic Health Inc.(a)(b)	100,300	1,764,277
Geron Corp.(a)(b)	347,956	1,976,390
GTx Inc.(a)(b)	138,173	461,498
Halozyme Therapeutics Inc.(a)	481,640	3,848,304
Harvard Bioscience Inc.(a)	167,651	648,809
Human Genome Sciences Inc.(a)	1,304,686	39,401,517
Idera Pharmaceuticals Inc.(a)(b)	152,320	945,907
ImmunoGen Inc.(a)	406,002	3,284,556
Immunomedics Inc.(a)(b)	464,534	1,542,253
Incyte Corp.(a)(b)	620,598	8,663,548
Integra LifeSciences Holdings Corp.(a)	134,159	5,880,189
InterMune Inc.(a)(b)	317,527	14,152,178
Lexicon Pharmaceuticals Inc.(a)	616,863	912,957
Martek Biosciences Corp.(a)	42,636	959,736
Maxygen Inc.(a)	128,872	846,689
Micromet Inc.(a)	481,551	3,890,932
Molecular Insight Pharmaceuticals Inc.(a)(b)	119,428	156,451
Momenta Pharmaceuticals Inc.(a)	279,182	4,179,355
Nanosphere Inc.(a)	92,624	443,669
Nektar Therapeutics(a)	660,541	10,046,829

Novavax Inc.(a)(b)	511,545	1,181,669
Omeros Corp.(a)	44,674	314,505
OncoGenex Pharmaceutical Inc.(a)	30,965	635,711
Optimer Pharmaceuticals Inc.(a)	236,410	2,903,115
Orexigen Therapeutics Inc.(a)	188,782	1,111,926
Oxigene Inc.(a)(b)	261,458	321,593
PDL BioPharma Inc.	850,330	5,280,549
Protalix BioTherapeutics Inc.(a)(b)	262,275	1,720,524
Regeneron Pharmaceuticals Inc.(a)	449,841	11,916,288
Repligen Corp.(a)	216,063	877,216
RTI Biologics Inc.(a)	140,212	607,118
Sangamo BioSciences Inc.(a)(b)	318,562	1,726,606
Savient Pharmaceuticals Inc.(a)	474,777	6,860,528
Seattle Genetics Inc.(a)	593,193	7,082,724
Sequenom Inc.(a)(b)	439,139	2,770,967
StemCells Inc.(a)(b)	843,325	978,257
SuperGen Inc.(a)	272,589	872,285
Vical Inc.(a)(b)	330,102	1,109,143

		203,875,760
BUILDING MATERIALS – 0.47%
AAON Inc.	89,576	2,026,209
Apogee Enterprises Inc.	13,619	215,316
Broadwind Energy Inc.(a)(b)	246,930	1,103,777
Builders FirstSource Inc.(a)	211,065	664,855
Drew Industries Inc.(a)	79,217	1,744,358
NCI Building Systems Inc.(a)	21,969	242,538
Quanex Building Products Corp.	156,971	2,594,731
Simpson Manufacturing Co. Inc.	210,246	5,836,429
Trex Co. Inc.(a)(b)	97,920	2,084,717

		16,512,930
CHEMICALS – 0.97%
American Vanguard Corp.	17,539	142,943
Arch Chemicals Inc.	28,401	976,710
Balchem Corp.	195,822	4,827,012
Chase Corp.	5,600	70,672
China Green Agriculture Inc.(a)(b)	75,449	1,056,286
Hawkins Inc.(b)	59,397	1,437,407
Kraton Performance Polymers Inc.(a)	28,906	516,261
Landec Corp.(a)	184,869	1,225,682
NewMarket Corp.	71,837	7,398,493
NL Industries Inc.	43,387	372,260
Olin Corp.	53,023	1,040,311
OMNOVA Solutions Inc.(a)	312,543	2,453,463
PolyOne Corp.(a)	118,791	1,216,420
Stepan Co.	47,963	2,680,652
Symyx Technologies Inc.(a)	190,375	854,784
W.R. Grace & Co.(a)	151,481	4,205,113
Zep Inc.	153,251	3,353,132

		33,827,601
COAL – 0.14%
Cloud Peak Energy Inc.(a)	90,511	1,506,103
James River Coal Co.(a)	197,481	3,139,948
Westmoreland Coal Co.(a)	14,839	187,268

		4,833,319

COMMERCIAL SERVICES – 9.22%
ABM Industries Inc.	74,564	1,580,757
Administaff Inc.	150,031	3,201,662
Advance America Cash Advance Centers Inc.	293,714	1,709,415
Advisory Board Co. (The)(a)	110,159	3,470,008
American Caresource Holdings Inc.(a)	76,380	135,193
American Public Education Inc.(a)	129,307	6,025,706
AMN Healthcare Services Inc.(a)	234,476	2,063,389
Arbitron Inc.	189,416	5,049,831
Avis Budget Group Inc.(a)	422,697	4,861,015
Bridgepoint Education Inc.(a)(b)	99,603	2,448,242
Capella Education Co.(a)	103,878	9,644,034
Cardtronics Inc.(a)	72,576	912,280
Cass Information Systems Inc.	58,466	1,821,216
CBIZ Inc.(a)	312,517	2,053,237
CDI Corp.	10,038	147,157
Cenveo Inc.(a)	380,705	3,296,905
Chemed Corp.	161,179	8,764,914
ChinaCast Education Corp.(a)	241,650	1,766,462
Coinstar Inc.(a)(b)	215,219	6,994,617
Corinthian Colleges Inc.(a)(b)	571,261	10,048,481
Corporate Executive Board Co. (The)	242,892	6,458,498
CorVel Corp.(a)	50,263	1,796,902
CoStar Group Inc.(a)(b)	141,554	5,877,322
CPI Corp.	36,200	501,732
CRA International Inc.(a)	66,508	1,524,363
Cross Country Healthcare Inc.(a)	20,102	203,231
Deluxe Corp.	197,801	3,841,295
Diamond Management & Technology Consultants Inc.	161,450	1,267,383
Dollar Financial Corp.(a)	146,114	3,515,503
DynCorp International Inc.(a)	25,142	288,882
Emergency Medical Services Corp. Class A(a)	207,131	11,713,258
Euronet Worldwide Inc.(a)	303,439	5,592,381
ExlService Holdings Inc.(a)	107,225	1,788,513
Exponent Inc.(a)	96,859	2,762,419
Forrester Research Inc.(a)	110,993	3,337,560
Franklin Covey Co.(a)	76,429	606,846
Gartner Inc.(a)	479,636	10,667,105
GEO Group Inc. (The)(a)	292,443	5,796,220
Global Cash Access Inc.(a)	242,720	1,983,022
Grand Canyon Education Inc.(a)(b)	112,275	2,934,869
Great Lakes Dredge & Dock Corp.	265,634	1,394,579
Hackett Group Inc. (The)(a)	138,252	384,341
Healthcare Services Group Inc.	289,793	6,488,465
Heartland Payment Systems Inc.	266,657	4,959,820
Hill International Inc.(a)	157,851	920,271
HMS Holdings Corp.(a)	184,589	9,412,193
Huron Consulting Group Inc.(a)	152,867	3,103,200
ICF International Inc.(a)	78,673	1,954,237
K12 Inc.(a)(b)	168,032	3,731,991
Kelly Services Inc. Class A(a)	20,057	334,150
Kendle International Inc.(a)	22,492	393,160
Kenexa Corp.(a)	161,749	2,224,049
Korn/Ferry International(a)	19,154	338,068
Landauer Inc.	39,944	2,605,148
Learning Tree International Inc.(a)	53,717	755,798
Lincoln Educational Services Corp.(a)	69,669	1,762,626
Live Nation Entertainment Inc.(a)	395,566	5,735,707
Mac-Gray Corp.	14,689	165,839
MAXIMUS Inc.	114,313	6,965,091
McGrath RentCorp	23,505	569,526

Medifast Inc.(a)(b)	92,507	2,324,701
Michael Baker Corp.(a)	55,972	1,929,915
Midas Inc.(a)	100,827	1,137,329
Monro Muffler Brake Inc.	118,796	4,248,145
Multi-Color Corp.	67,540	809,129
National Research Corp.	11,970	303,080
Navigant Consulting Inc.(a)	354,945	4,305,483
Net 1 UEPS Technologies Inc.(a)	221,016	4,064,484
Nobel Learning Communities Inc.(a)	26,580	208,387
Odyssey Marine Exploration Inc.(a)	418,157	547,786
On Assignment Inc.(a)	28,179	200,916
PAREXEL International Corp.(a)	410,604	9,571,179
Pre-Paid Legal Services Inc.(a)(b)	48,871	1,849,767
Princeton Review Inc. (The)(a)	104,902	366,108
Providence Service Corp. (The)(a)	76,322	1,159,331
QC Holdings Inc.	24,851	128,480
Resources Connection Inc.(a)	320,704	6,147,896
Rewards Network Inc.	15,513	207,874
RiskMetrics Group Inc.(a)	156,541	3,539,392
Rollins Inc.	312,457	6,774,068
RSC Holdings Inc.(a)	348,475	2,773,861
Saba Software Inc.(a)	176,919	875,749
Sotheby’s(b)	438,368	13,628,861
Standard Parking Corp.(a)	10,151	166,679
StarTek Inc.(a)	15,348	106,669
Steiner Leisure Ltd.(a)	51,722	2,292,319
SuccessFactors Inc.(a)(b)	329,310	6,270,062
Team Health Holdings Inc.(a)	89,793	1,508,522
Team Inc.(a)	127,485	2,114,976
TeleTech Holdings Inc.(a)	230,718	3,940,663
TNS Inc.(a)	179,334	3,999,148
Towers Watson & Co. Class A	249,198	11,836,905
Transcend Services Inc.(a)	55,124	895,765
Universal Technical Institute Inc.(a)	140,426	3,204,521
Valassis Communications Inc.(a)	280,742	7,813,050
Viad Corp.	16,057	329,971
Wright Express Corp.(a)	273,756	8,245,531

		322,476,786
COMPUTERS – 3.08%
CACI International Inc. Class A(a)	24,499	1,196,776
Compellent Technologies Inc.(a)	119,935	2,104,859
Computer Task Group Inc.(a)	69,287	502,331
Cray Inc.(a)	176,828	1,052,127
Echelon Corp.(a)(b)	164,731	1,477,637
eLoyalty Corp.(a)(b)	47,105	265,201
Fortinet Inc.(a)(b)	65,189	1,146,023
Furmanite Corp.(a)	176,072	913,814
iGATE Corp.	163,309	1,588,997
Imation Corp.(a)	20,460	225,265
Immersion Corp.(a)	197,937	989,685
Innodata Isogen Inc.(a)	154,201	624,514
Insight Enterprises Inc.(a)	42,626	612,109
Integral Systems Inc.(a)	32,659	314,506
Isilon Systems Inc.(a)	185,775	1,599,523
Jack Henry & Associates Inc.	597,995	14,387,760
Limelight Networks Inc.(a)	233,296	853,863
LivePerson Inc.(a)	296,891	2,277,154
Manhattan Associates Inc.(a)	163,937	4,177,115
Maxwell Technologies Inc.(a)	160,008	1,982,499
Mentor Graphics Corp.(a)	55,729	446,947
MTS Systems Corp.	12,744	369,958

NCI Inc. Class A(a)	46,850	1,416,276
Netezza Corp.(a)	335,686	4,293,424
NetScout Systems Inc.(a)	152,563	2,256,407
Palm Inc.(a)(b)	1,040,947	3,913,961
PAR Technology Corp.(a)	41,386	250,385
Quantum Corp.(a)	1,494,727	3,931,132
Radiant Systems Inc.(a)	195,069	2,783,635
RadiSys Corp.(a)	167,469	1,500,522
Riverbed Technology Inc.(a)	390,618	11,093,551
Sigma Designs Inc.(a)(b)	159,431	1,870,126
Silicon Graphics International Corp.(a)	22,722	242,898
SRA International Inc. Class A(a)	84,890	1,764,863
STEC Inc.(a)(b)	175,041	2,096,991
Stratasys Inc.(a)	145,075	3,536,928
Super Micro Computer Inc.(a)	112,330	1,941,062
Sykes Enterprises Inc.(a)	269,667	6,159,194
Synaptics Inc.(a)(b)	244,354	6,746,614
Syntel Inc.	91,562	3,522,390
3D Systems Corp.(a)	92,663	1,264,850
3PAR Inc.(a)(b)	194,692	1,946,920
Tier Technologies Inc. Class B(a)	60,540	481,898
Tyler Technologies Inc.(a)	222,262	4,165,190
Unisys Corp.(a)	16,980	592,432
Virtusa Corp.(a)	70,375	725,566

		107,605,878
COSMETICS & PERSONAL CARE – 0.04%
Inter Parfums Inc.	19,496	288,931
Revlon Inc. Class A(a)	65,200	968,220

		1,257,151
DISTRIBUTION & WHOLESALE – 1.17%
Beacon Roofing Supply Inc.(a)	266,163	5,091,698
BMP Sunstone Corp.(a)(b)	207,636	1,050,638
Brightpoint Inc.(a)	305,689	2,301,838
Chindex International Inc.(a)	88,305	1,042,882
Core-Mark Holding Co. Inc.(a)	19,162	586,549
Houston Wire & Cable Co.	55,741	645,481
MWI Veterinary Supply Inc.(a)	76,562	3,093,105
Owens & Minor Inc.	237,806	11,031,820
Pool Corp.	185,527	4,200,331
Rentrak Corp.(a)	67,838	1,461,909
ScanSource Inc.(a)	11,041	317,760
Watsco Inc.	174,391	9,919,360

		40,743,371
DIVERSIFIED FINANCIAL SERVICES – 1.67%
Artio Global Investors Inc. Class A	35,986	890,294
Asset Acceptance Capital Corp.(a)(b)	42,071	265,468
BGC Partners Inc. Class A	156,501	956,221
Broadpoint Gleacher Securities Inc.(a)	392,636	1,570,544
Calamos Asset Management Inc. Class A	10,949	157,009
Cohen & Steers Inc.(b)	58,250	1,453,920
CompuCredit Holdings Corp.(b)	55,740	287,618
Cowen Group Inc. Class A(a)	28,350	160,461
Credit Acceptance Corp.(a)	39,996	1,649,435
Diamond Hill Investment Group Inc.	14,856	1,019,122
Duff & Phelps Corp. Class A	115,572	1,934,675
Epoch Holding Corp.	79,899	902,060
Evercore Partners Inc. Class A	30,076	902,280

FBR Capital Markets Corp.(a)	11,134	50,660
GAMCO Investors Inc. Class A	30,435	1,384,792
GFI Group Inc.	460,812	2,663,493
International Assets Holding Corp.(a)	29,951	448,366
JMP Group Inc.	10,198	86,683
KBW Inc.(a)	115,199	3,098,853
Knight Capital Group Inc. Class A(a)(b)	336,303	5,128,621
MarketAxess Holdings Inc.	225,756	3,551,142
MF Global Holdings Ltd.(a)	207,598	1,675,316
Nelnet Inc. Class A	42,114	781,636
NewStar Financial Inc.(a)	53,865	343,659
optionsXpress Holdings Inc.(a)	300,656	4,897,686
Penson Worldwide Inc.(a)	89,075	896,985
Portfolio Recovery Associates Inc.(a)	121,039	6,641,410
Pzena Investment Management Inc. Class A(a)	55,536	423,740
Stifel Financial Corp.(a)	214,490	11,528,837
SWS Group Inc.	12,674	146,131
Teton Advisors Inc. Class B(c)	263	3,156
Thomas Weisel Partners Group Inc.(a)	15,620	61,230
TradeStation Group Inc.(a)	61,462	430,849
U.S. Global Investors Inc. Class A	79,948	790,686
Westwood Holdings Group Inc.	35,369	1,301,579

		58,484,617
ELECTRIC – 0.11%
EnerNOC Inc.(a)(b)	99,724	2,959,808
Pike Electric Corp.(a)	55,095	513,486
U.S. Geothermal Inc.(a)(b)	342,945	312,080

		3,785,374
ELECTRICAL COMPONENTS & EQUIPMENT – 1.00%
Advanced Battery Technologies Inc.(a)(b)	400,269	1,561,049
Advanced Energy Industries Inc.(a)	184,137	3,049,309
American Superconductor Corp.(a)(b)	309,856	8,954,838
Energy Conversion Devices Inc.(a)(b)	276,490	2,164,917
Generac Holdings Inc.(a)	56,450	790,864
GrafTech International Ltd.(a)	332,132	4,540,244
Graham Corp.	47,570	855,784
Greatbatch Inc.(a)	118,556	2,512,202
Harbin Electric Inc.(a)(b)	113,563	2,451,825
Lihua International Inc.(a)	12,740	116,953
NIVS IntelliMedia Technology Group Inc.(a)	59,282	227,643
Powell Industries Inc.(a)	55,449	1,803,756
Power-One Inc.(a)(b)	54,459	229,817
PowerSecure International Inc.(a)	35,387	278,849
SatCon Technology Corp.(a)(b)	423,199	1,028,374
SmartHeat Inc.(a)(b)	64,462	692,322
Ultralife Corp.(a)(b)	81,657	327,445
Universal Display Corp.(a)(b)	208,390	2,452,750
Valence Technology Inc.(a)(b)	306,489	260,516
Vicor Corp.(a)	55,432	765,516

		35,064,973
ELECTRONICS – 2.39%
American Science and Engineering Inc.	64,813	4,855,790
Analogic Corp.	59,577	2,545,725
Badger Meter Inc.	105,373	4,057,914
Benchmark Electronics Inc.(a)	53,542	1,110,461
Checkpoint Systems Inc.(a)	66,996	1,481,952
China Security & Surveillance Technology Inc.(a)	252,351	1,940,579

Cogent Inc.(a)	303,228	3,092,926
CTS Corp.	12,849	121,038
Cubic Corp.	111,087	3,999,132
Daktronics Inc.	207,832	1,583,680
DDi Corp.(a)	16,209	91,905
Dionex Corp.(a)	126,206	9,437,685
FARO Technologies Inc.(a)	107,545	2,769,284
FEI Co.(a)	245,573	5,626,077
ICx Technologies Inc.(a)(b)	46,251	322,369
II-VI Inc.(a)	120,074	4,063,304
L-1 Identity Solutions Inc.(a)	416,735	3,721,444
LaBarge Inc.(a)	70,529	779,345
MEMSIC Inc.(a)	9,348	29,820
Methode Electronics Inc.	29,515	292,199
Multi-Fineline Electronix Inc.(a)	70,082	1,805,312
NVE Corp.(a)	33,575	1,520,948
OSI Systems Inc.(a)	87,917	2,466,072
Park Electrochemical Corp.	91,229	2,621,921
Plexus Corp.(a)	93,989	3,386,424
RAE Systems Inc.(a)	292,831	238,657
Rofin-Sinar Technologies Inc.(a)	91,331	2,065,907
Rogers Corp.(a)	25,041	726,439
SRS Labs Inc.(a)	83,575	830,736
Taser International Inc.(a)	439,335	2,574,503
Varian Inc.(a)	47,083	2,437,958
Woodward Governor Co.	346,438	11,079,087

		83,676,593
ENERGY - ALTERNATE SOURCES – 0.39%
Ascent Solar Technologies Inc.(a)(b)	25,391	97,755
Clean Energy Fuels Corp.(a)(b)	253,941	5,784,776
Comverge Inc.(a)(b)	152,376	1,723,373
Ener1 Inc.(a)(b)	363,533	1,719,511
Evergreen Energy Inc.(a)(b)	937,828	168,809
Evergreen Solar Inc.(a)(b)	716,719	809,892
FuelCell Energy Inc.(a)	427,851	1,206,540
GT Solar International Inc.(a)	223,112	1,166,876
Syntroleum Corp.(a)	445,691	944,865

		13,622,397
ENGINEERING & CONSTRUCTION – 0.43%
Argan Inc.(a)	53,327	693,251
EMCOR Group Inc.(a)	147,022	3,621,152
ENGlobal Corp.(a)	125,573	347,837
Granite Construction Inc.	33,234	1,004,331
Mistras Group Inc.(a)	44,431	443,866
MYR Group Inc.(a)	122,864	2,003,912
Orion Marine Group Inc.(a)	190,393	3,436,593
Stanley Inc.(a)	81,841	2,315,282
Sterling Construction Co. Inc.(a)	9,883	155,361
VSE Corp.	23,276	958,040

		14,979,625
ENTERTAINMENT – 0.81%
Bally Technologies Inc.(a)	388,681	15,757,128
Carmike Cinemas Inc.(a)	64,476	894,282
Cinemark Holdings Inc.	207,603	3,807,439
Dover Downs Gaming & Entertainment Inc.	98,891	391,609
Great Wolf Resorts Inc.(a)	18,996	60,407
Isle of Capri Casinos Inc.(a)(b)	111,333	866,171

Lakes Entertainment Inc.(a)	47,397	109,013
National CineMedia Inc.	19,047	328,751
Pinnacle Entertainment Inc.(a)	227,432	2,215,188
Reading International Inc. Class A(a)	24,696	105,452
Shuffle Master Inc.(a)	380,875	3,119,366
Youbet.com Inc.(a)	207,611	610,376

		28,265,182
ENVIRONMENTAL CONTROL – 1.19%
Calgon Carbon Corp.(a)	390,187	6,680,001
Clean Harbors Inc.(a)	145,383	8,077,480
Darling International Inc.(a)	585,860	5,249,306
Energy Recovery Inc.(a)(b)	241,227	1,519,730
EnergySolutions Inc.	49,868	320,651
Fuel Tech Inc.(a)(b)	100,894	809,170
Heritage-Crystal Clean Inc.(a)	18,504	209,095
Met-Pro Corp.	82,233	805,883
Mine Safety Appliances Co.	175,636	4,910,783
Perma-Fix Environmental Services Inc.(a)	388,533	870,314
Tetra Tech Inc.(a)	429,812	9,902,869
US Ecology Inc.	129,420	2,083,662
Waste Services Inc.(a)	15,115	149,487

		41,588,431
FOOD – 1.71%
American Dairy Inc.(a)(b)	69,711	1,334,966
American Italian Pasta Co. Class A(a)	106,019	4,120,959
Arden Group Inc. Class A	8,564	910,182
B&G Foods Inc. Class A	96,517	1,011,498
Cal-Maine Foods Inc.	96,305	3,263,776
Calavo Growers Inc.	74,993	1,367,872
Diamond Foods Inc.	121,945	5,126,568
Dole Food Co. Inc.(a)(b)	166,913	1,977,919
Hain Celestial Group Inc.(a)	78,280	1,358,158
HQ Sustainable Maritime Industries Inc.(a)	70,580	423,480
J&J Snack Foods Corp.	100,860	4,384,384
Lance Inc.	197,743	4,573,796
Lifeway Foods Inc.(a)	34,907	414,346
Overhill Farms Inc.(a)	113,897	664,019
Ruddick Corp.	55,252	1,748,173
Sanderson Farms Inc.	144,881	7,767,070
Smart Balance Inc.(a)	345,243	2,237,175
Tootsie Roll Industries Inc.	177,510	4,798,095
United Natural Foods Inc.(a)	306,466	8,620,889
Village Super Market Inc. Class A	41,460	1,162,124
Weis Markets Inc.	14,594	530,638
Zhongpin Inc.(a)(b)	171,781	2,181,619

		59,977,706
FOREST PRODUCTS & PAPER – 0.61%
Boise Inc.(a)	100,431	615,642
Cellu Tissue Holdings Inc.(a)	6,576	65,628
Clearwater Paper Corp.(a)	7,086	348,986
Deltic Timber Corp.	58,521	2,577,850
Orchids Paper Products Co.(a)(b)	38,753	637,487
Potlatch Corp.(b)	148,349	5,198,149
Rock-Tenn Co. Class A	239,495	10,913,787
Wausau Paper Corp.(a)	117,142	1,000,393

		21,357,922

GAS – 0.11%
New Jersey Resources Corp.	49,214	1,848,478
Piedmont Natural Gas Co.	32,893	907,189
South Jersey Industries Inc.	24,874	1,044,459

		3,800,126
HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	64,733	2,421,014
K-Tron International Inc.(a)	13,886	2,082,484
Raser Technologies Inc.(a)(b)	391,888	391,888

		4,895,386
HEALTH CARE - PRODUCTS – 7.20%
Abaxis Inc.(a)	155,848	4,237,507
ABIOMED Inc.(a)	220,748	2,280,327
Accuray Inc.(a)	283,773	1,728,178
AGA Medical Holdings Inc.(a)	82,447	1,339,764
Align Technology Inc.(a)	416,759	8,060,119
Alphatec Holdings Inc.(a)	234,143	1,491,491
American Medical Systems Holdings Inc.(a)	526,783	9,787,628
AngioDynamics Inc.(a)	49,623	775,111
Atrion Corp.	10,845	1,551,269
ATS Medical Inc.(a)	369,837	961,576
Bovie Medical Corp.(a)(b)	119,927	749,544
Bruker Corp.(a)	348,291	5,102,463
Cantel Medical Corp.	64,871	1,287,689
Cardiac Science Corp.(a)	16,474	30,806
CardioNet Inc.(a)	171,423	1,311,386
Cardiovascular Systems Inc.(a)	70,360	373,612
Cepheid Inc.(a)(b)	412,928	7,217,981
Clinical Data Inc.(a)	94,941	1,841,855
Conceptus Inc.(a)(b)	217,183	4,334,973
Cutera Inc.(a)	27,290	282,997
Cyberonics Inc.(a)	194,468	3,726,007
Delcath Systems Inc.(a)(b)	230,287	1,865,325
DexCom Inc.(a)	376,637	3,664,678
Electro-Optical Sciences Inc.(a)(b)	158,581	1,176,671
Endologix Inc.(a)	343,357	1,387,162
EnteroMedics Inc.(a)(b)	145,973	74,446
Exactech Inc.(a)	58,487	1,226,472
Female Health Co. (The)	114,329	819,739
Haemonetics Corp.(a)	182,896	10,452,506
Hanger Orthopedic Group Inc.(a)	33,826	614,957
Hansen Medical Inc.(a)(b)	148,748	340,633
HeartWare International Inc.(a)	50,907	2,263,834
ICU Medical Inc.(a)	86,211	2,969,969
Immucor Inc.(a)	502,703	11,255,520
Insulet Corp.(a)	250,232	3,776,001
Invacare Corp.	88,982	2,361,582
IRIS International Inc.(a)	128,498	1,311,965
Kensey Nash Corp.(a)	59,206	1,396,670
LCA-Vision Inc.(a)	75,805	630,698
Luminex Corp.(a)	294,956	4,964,109
MAKO Surgical Corp.(a)(b)	123,485	1,664,578
Masimo Corp.	362,003	9,611,180
Medical Action Industries Inc.(a)	80,632	989,355
Merge Healthcare Inc.(a)	244,775	506,684
Meridian Bioscience Inc.	288,569	5,878,151
Merit Medical Systems Inc.(a)	198,596	3,028,589

Metabolix Inc.(a)(b)	159,345	1,940,822
Microvision Inc.(a)(b)	631,610	1,781,140
Micrus Endovascular Corp.(a)	112,314	2,214,832
Natus Medical Inc.(a)	148,065	2,355,714
NuVasive Inc.(a)(b)	277,226	12,530,615
NxStage Medical Inc.(a)(b)	164,665	1,885,414
OraSure Technologies Inc.(a)	309,793	1,837,073
Orthofix International NV(a)	121,795	4,430,902
Orthovita Inc.(a)	471,467	2,008,449
Palomar Medical Technologies Inc.(a)	94,688	1,028,312
PSS World Medical Inc.(a)	423,743	9,962,198
Quidel Corp.(a)(b)	182,910	2,659,511
Rochester Medical Corp.(a)	70,299	901,233
Rockwell Medical Technologies Inc.(a)	119,676	691,727
Sirona Dental Systems Inc.(a)	120,637	4,587,825
Somanetics Corp.(a)	85,507	1,636,604
SonoSite Inc.(a)	103,594	3,326,403
Spectranetics Corp.(a)	231,908	1,602,484
Stereotaxis Inc.(a)(b)	223,226	1,118,362
Steris Corp.	417,198	14,042,885
SurModics Inc.(a)	109,883	2,300,950
Symmetry Medical Inc.(a)	56,795	570,222
Synovis Life Technologies Inc.(a)	83,250	1,292,873
Thoratec Corp.(a)	402,964	13,479,146
TomoTherapy Inc.(a)	157,191	536,021
TranS1 Inc.(a)	94,442	306,937
Utah Medical Products Inc.	23,134	650,759
Vascular Solutions Inc.(a)	116,372	1,046,184
Vital Images Inc.(a)	71,227	1,151,741
Volcano Corp.(a)	260,754	6,299,817
West Pharmaceutical Services Inc.	233,806	9,808,162
Wright Medical Group Inc.(a)	270,715	4,810,606
Young Innovations Inc.	27,731	780,905
Zoll Medical Corp.(a)	131,173	3,457,720

		251,738,305
HEALTH CARE - SERVICES – 2.53%
Air Methods Corp.(a)	77,445	2,633,130
Alliance Healthcare Services Inc.(a)	174,670	981,645
Allied Healthcare International Inc.(a)	54,409	147,993
Almost Family Inc.(a)	57,228	2,156,923
Amedisys Inc.(a)(b)	184,263	10,175,003
America Service Group Inc.	59,481	957,049
American Dental Partners Inc.(a)	39,037	509,433
AMERIGROUP Corp.(a)	377,446	12,546,305
Bio-Reference Laboratories Inc.(a)	84,107	3,698,185
Centene Corp.(a)	186,076	4,473,267
Continucare Corp.(a)	181,217	670,503
Emeritus Corp.(a)(b)	140,814	2,865,565
Ensign Group Inc. (The)	79,197	1,372,484
Genoptix Inc.(a)	119,882	4,254,612
Gentiva Health Services Inc.(a)	80,685	2,281,772
HealthSouth Corp.(a)(b)	665,896	12,452,255
Healthways Inc.(a)	12,571	202,016
IPC The Hospitalist Co. Inc.(a)	114,451	4,018,375
LHC Group Inc.(a)(b)	107,811	3,614,903
Metropolitan Health Networks Inc.(a)	246,844	797,306
National Healthcare Corp.	25,058	886,552
NovaMed Inc.(a)(b)	86,310	293,454
Odyssey Healthcare Inc.(a)	116,131	2,103,132
Psychiatric Solutions Inc.(a)	271,956	8,104,289
RadNet Inc.(a)	192,738	612,907

RehabCare Group Inc.(a)	139,590	3,806,619
Select Medical Holdings Corp.(a)	71,337	602,084
Triple-S Management Corp. Class B(a)	7,472	132,628
U.S. Physical Therapy Inc.(a)	38,273	665,950
Virtual Radiologic Corp.(a)(b)	45,730	503,030

		88,519,369
HOLDING COMPANIES - DIVERSIFIED – 0.01%
Primoris Services Corp.(b)	58,753	454,748

		454,748
HOME BUILDERS – 0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	202,904	882,632
M/I Homes Inc.(a)	15,613	228,730
Winnebago Industries Inc.(a)	26,714	390,292

		1,501,654
HOME FURNISHINGS – 0.63%
DTS Inc.(a)	123,689	4,210,374
Sealy Corp.(a)(b)	53,620	187,670
Tempur-Pedic International Inc.(a)(b)	534,470	16,119,615
Universal Electronics Inc.(a)	72,538	1,620,499

		22,138,158
HOUSEHOLD PRODUCTS & WARES – 1.07%
Blyth Inc.	3,319	103,719
Fossil Inc.(a)	334,734	12,632,861
Standard Register Co. (The)	94,941	507,934
Tupperware Brands Corp.	446,854	21,547,300
WD-40 Co.	81,646	2,680,438

		37,472,252
HOUSEWARES – 0.12%
National Presto Industries Inc.	34,089	4,053,523

		4,053,523
INSURANCE – 0.56%
American Safety Insurance Holdings Ltd.(a)	6,721	111,501
AmTrust Financial Services Inc.	22,654	316,023
Assured Guaranty Ltd.	108,197	2,377,088
Citizens Inc.(a)(b)	176,846	1,222,006
Crawford & Co. Class B(a)	119,750	487,383
eHealth Inc.(a)	166,047	2,615,240
FBL Financial Group Inc. Class A	39,451	965,761
First Mercury Financial Corp.	49,280	642,118
Hallmark Financial Services Inc.(a)	8,023	72,207
Life Partners Holdings Inc.(b)	52,825	1,171,130
Phoenix Companies Inc. (The)(a)	89,003	215,387
RLI Corp.	55,262	3,151,039
Safety Insurance Group Inc.	11,850	446,390
Tower Group Inc.	255,581	5,666,231
Universal Insurance Holdings Inc.	59,207	299,588

		19,759,092
INTERNET – 5.19%
AboveNet Inc.(a)	93,423	4,739,349
ActivIdentity Corp.(a)	109,860	312,002

Ancestry.com Inc.(a)	41,742	707,527
Archipelago Learning Inc.(a)	50,895	742,049
Ariba Inc.(a)	623,651	8,013,915
Art Technology Group Inc.(a)	1,117,049	4,926,186
AsiaInfo Holdings Inc.(a)	222,132	5,882,055
Blue Coat Systems Inc.(a)	297,058	9,220,680
Blue Nile Inc.(a)(b)	90,104	4,957,522
China Information Security Technology Inc.(a)(b)	167,374	845,239
Chordiant Software Inc.(a)	217,096	1,100,677
Cogent Communications Group Inc.(a)	317,979	3,310,161
comScore Inc.(a)	153,699	2,565,236
Constant Contact Inc.(a)(b)	170,589	3,961,077
CyberSource Corp.(a)	493,087	8,698,055
DealerTrack Holdings Inc.(a)	267,268	4,564,937
Dice Holdings Inc.(a)	110,653	840,963
Digital River Inc.(a)	219,317	6,645,305
Drugstore.com Inc.(a)	657,029	2,345,594
EarthLink Inc.	94,092	803,546
ePlus Inc.(a)	1,823	31,994
eResearchTechnology Inc.(a)	306,368	2,117,003
Global Sources Ltd.(a)	14,854	96,700
GSI Commerce Inc.(a)	215,976	5,976,056
Health Grades Inc.(a)	171,076	1,088,043
iMergent Inc.	56,461	379,983
InfoSpace Inc.(a)	142,008	1,569,188
Internet Brands Inc. Class A(a)	103,924	958,179
Internet Capital Group Inc.(a)	155,278	1,312,099
j2 Global Communications Inc.(a)(b)	291,896	6,830,366
Keynote Systems Inc.	44,016	501,342
Knot Inc. (The)(a)	214,275	1,675,631
Lionbridge Technologies Inc.(a)	412,387	1,496,965
Liquidity Services Inc.(a)	107,732	1,243,227
LoopNet Inc.(a)	144,550	1,624,742
MercadoLibre Inc.(a)(b)	184,335	8,886,790
ModusLink Global Solutions Inc.(a)	18,277	154,075
Move Inc.(a)	1,099,671	2,298,312
NIC Inc.	358,155	2,818,680
NutriSystem Inc.(b)	218,429	3,890,221
1-800-FLOWERS.COM Inc.(a)	32,170	80,747
Online Resources Corp.(a)	119,995	483,580
OpenTable Inc.(a)(b)	21,706	827,650
Openwave Systems Inc.(a)	177,807	408,956
Orbitz Worldwide Inc.(a)	115,593	821,866
Overstock.com Inc.(a)(b)	111,764	1,816,165
PCTEL Inc.(a)	17,583	108,663
Perficient Inc.(a)	41,544	468,201
QuinStreet Inc.(a)	42,930	730,239
Rackspace Hosting Inc.(a)(b)	473,891	8,875,978
RealNetworks Inc.(a)	307,926	1,487,283
RightNow Technologies Inc.(a)	154,996	2,768,229
S1 Corp.(a)	376,831	2,223,303
Safeguard Scientifics Inc.(a)	54,972	714,636
Sapient Corp.	600,903	5,492,253
Shutterfly Inc.(a)	21,114	508,636
SonicWALL Inc.(a)	28,193	244,997
Sourcefire Inc.(a)	157,392	3,612,146
Stamps.com Inc.(a)	68,569	692,547
Support.com Inc.(a)	77,213	252,487
TeleCommunication Systems Inc.(a)	312,413	2,289,987
Terremark Worldwide Inc.(a)	412,646	2,892,649
TIBCO Software Inc.(a)	429,986	4,639,549
Travelzoo Inc.(a)	39,942	599,529
US Auto Parts Network Inc.(a)	8,464	63,649

ValueClick Inc.(a)	619,569	6,282,430
Vasco Data Security International Inc.(a)	149,567	1,233,928
Vitacost.com Inc.(a)	34,796	419,292
Vocus Inc.(a)(b)	119,178	2,031,985
Zix Corp.(a)(b)	455,669	1,052,595
Websense Inc.(a)	315,541	7,184,869

		181,440,695
INVESTMENT COMPANIES – 0.03%
Kohlberg Capital Corp.	14,194	80,338
Main Street Capital Corp.	44,475	694,255
PennyMac Mortgage Investment Trust(a)	9,264	153,875
Solar Capital Ltd.(a)	7,419	156,837

		1,085,305
IRON & STEEL – 0.01%
General Steel Holdings Inc.(a)(b)	67,556	277,655

		277,655
LEISURE TIME – 0.53%
Ambassadors Group Inc.	135,165	1,493,573
Interval Leisure Group Inc.(a)	264,637	3,853,115
Life Time Fitness Inc.(a)	25,149	706,687
Multimedia Games Inc.(a)	51,019	198,974
Polaris Industries Inc.(b)	218,495	11,178,204
Town Sports International Holdings Inc.(a)(b)	92,836	362,989
Universal Travel Group(a)	76,082	753,973

		18,547,515
LODGING – 0.13%
Ameristar Casinos Inc.	182,184	3,319,392
Marcus Corp.	12,691	164,856
Monarch Casino & Resort Inc.(a)	47,803	408,238
Morgans Hotel Group Co.(a)	104,609	670,544

		4,563,030
MACHINERY – 0.93%
Altra Holdings Inc.(a)	25,644	352,092
Bolt Technology Corp.(a)	20,540	232,307
Cognex Corp.	51,603	954,139
Duoyuan Printing Inc.(a)	19,503	210,632
Flow International Corp.(a)	281,860	848,399
Gorman-Rupp Co. (The)	64,199	1,633,223
Hurco Companies Inc.(a)	5,356	90,142
Intermec Inc.(a)	441,786	6,264,526
iRobot Corp.(a)(b)	139,627	2,116,745
Lindsay Corp.	83,061	3,439,556
Middleby Corp. (The)(a)(b)	116,422	6,704,743
Nordson Corp.	80,908	5,495,271
Robbins & Myers Inc.	14,086	335,529
Sauer-Danfoss Inc.(a)	9,505	126,226
Tennant Co.	132,585	3,631,503

		32,435,033
MACHINERY - DIVERSIFIED – 0.10%
Chart Industries Inc.(a)	178,465	3,569,300

		3,569,300

MANUFACTURING – 2.02%
Actuant Corp. Class A	223,187	4,363,306
Acuity Brands Inc.	236,170	9,968,736
AZZ Inc.	86,350	2,922,948
Blount International Inc.(a)	90,247	934,959
China Fire & Security Group Inc.(a)(b)	100,627	1,305,132
CLARCOR Inc.	134,479	4,638,181
Colfax Corp.(a)	48,618	572,234
ESCO Technologies Inc.	186,688	5,938,545
GP Strategies Corp.(a)	70,873	592,498
Hexcel Corp.(a)	689,008	9,949,276
Koppers Holdings Inc.	91,744	2,598,190
Lancaster Colony Corp.	136,977	8,076,164
LSB Industries Inc.(a)	123,843	1,887,367
Matthews International Corp. Class A	216,855	7,698,352
PMFG Inc.(a)(b)	105,240	1,392,325
Polypore International Inc.(a)	51,181	893,620
Portec Rail Products Inc.	24,394	283,458
Raven Industries Inc.	113,845	3,357,289
Smith & Wesson Holding Corp.(a)(b)	423,895	1,602,323
Sturm, Ruger & Co. Inc.(b)	127,728	1,531,459

		70,506,362
MEDIA – 0.50%
Acacia Research Corp.(a)	226,850	2,456,785
CKX Inc.(a)	414,270	2,539,475
Crown Media Holdings Inc. Class A(a)(b)	31,529	60,536
DG FastChannel Inc.(a)	147,568	4,714,798
Dolan Media Co.(a)	213,581	2,321,625
LodgeNet Interactive Corp.(a)	109,709	764,672
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	166,089	926,777
Mediacom Communications Corp. Class A(a)	98,980	588,931
Outdoor Channel Holdings Inc.(a)	12,716	83,798
Playboy Enterprises Inc. Class B(a)	154,273	564,639
PRIMEDIA Inc.	11,233	38,642
Value Line Inc.	9,780	225,820
World Wrestling Entertainment Inc.	120,700	2,088,110

		17,374,608
METAL FABRICATE & HARDWARE – 0.45%
Ampco-Pittsburgh Corp.	30,932	767,732
Dynamic Materials Corp.	91,362	1,427,074
Hawk Corp. Class A(a)	7,405	144,398
North American Galvanizing & Coatings Inc.(a)	66,242	368,306
Omega Flex Inc.	19,539	205,159
RBC Bearings Inc.(a)	146,572	4,671,250
Sun Hydraulics Corp.	36,680	952,946
TriMas Corp.(a)	65,834	427,263
Worthington Industries Inc.	392,891	6,793,085

		15,757,213
MINING – 0.28%
Allied Nevada Gold Corp.(a)	327,549	5,427,487
AMCOL International Corp.	37,989	1,033,301
Paramount Gold and Silver Corp.(a)(b)	468,808	651,643
Stillwater Mining Co.(a)	39,571	513,632
United States Lime & Minerals Inc.(a)	10,350	400,234
Uranerz Energy Corp.(a)(b)	305,992	569,145

Uranium Energy Corp.(a)(b)	382,007	1,230,063

		9,825,505
MISCELLANEOUS - MANUFACTURING – 0.04%
STR Holdings Inc.(a)	55,994	1,315,859

		1,315,859
OFFICE FURNISHINGS – 0.60%
Herman Miller Inc.	383,236	6,921,242
HNI Corp.	232,779	6,198,905
Interface Inc. Class A	345,440	4,000,195
Knoll Inc.	334,398	3,761,978

		20,882,320
OIL & GAS – 1.93%
Alon USA Energy Inc.(b)	5,827	42,246
Apco Oil and Gas International Inc.	64,467	1,744,477
Approach Resources Inc.(a)	29,126	264,464
Arena Resources Inc.(a)	272,715	9,108,681
Atlas Energy Inc.(a)	232,768	7,243,740
ATP Oil & Gas Corp.(a)(b)	59,407	1,117,446
BPZ Resources Inc.(a)	525,242	3,860,529
Brigham Exploration Co.(a)	386,915	6,171,294
Carrizo Oil & Gas Inc.(a)(b)	198,563	4,557,021
Cheniere Energy Inc.(a)	129,206	399,246
Contango Oil & Gas Co.(a)	81,634	4,175,579
CREDO Petroleum Corp.(a)	41,121	406,687
Cubic Energy Inc.(a)	62,973	66,751
CVR Energy Inc.(a)	12,217	106,899
Delta Petroleum Corp.(a)(b)	679,163	957,620
Endeavour International Corp.(a)	777,817	987,828
FX Energy Inc.(a)	305,203	1,046,846
GMX Resources Inc.(a)	114,323	939,735
Gulfport Energy Corp.(a)	178,062	2,001,417
Isramco Inc.(a)	7,741	507,422
McMoRan Exploration Co.(a)	582,280	8,518,756
Northern Oil and Gas Inc.(a)(b)	254,528	4,034,269
Panhandle Oil and Gas Inc.	51,392	1,214,393
Pioneer Drilling Co.(a)	70,462	496,052
PrimeEnergy Corp.(a)	3,957	106,562
Rex Energy Corp.(a)	158,110	1,800,873
SulphCo Inc.(a)(b)	489,264	141,887
Toreador Resources Corp.(a)(b)	166,948	1,365,635
VAALCO Energy Inc.	26,348	130,159
Venoco Inc.(a)	41,411	531,303
W&T Offshore Inc.(b)	230,068	1,932,571
Warren Resources Inc.(a)	277,756	699,945
Zion Oil & Gas Inc.(a)(b)	104,203	645,017

		67,323,350
OIL & GAS SERVICES – 1.46%
Cal Dive International Inc.(a)	75,551	553,789
CARBO Ceramics Inc.	126,500	7,886,010
Dril-Quip Inc.(a)	207,474	12,622,718
Geokinetics Inc.(a)	39,939	287,960
Gulf Island Fabrication Inc.	5,090	110,707
Hercules Offshore Inc.(a)	87,826	378,530
ION Geophysical Corp.(a)	57,599	283,387
Lufkin Industries Inc.	93,998	7,439,942

Matrix Service Co.(a)	55,568	597,912
Natural Gas Services Group Inc.(a)	8,507	135,006
RPC Inc.	200,745	2,234,292
Tetra Technologies Inc.(a)	286,275	3,498,280
TGC Industries Inc.(a)	73,519	297,017
Willbros Group Inc.(a)	280,634	3,370,414
World Fuel Services Corp.	420,615	11,205,184

		50,901,148
PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)	35,574	925,635
Astronics Corp.(a)	55,184	541,355
BWAY Holding Co.(a)	5,355	107,636
Graham Packaging Co. Inc.(a)	49,218	617,686
Silgan Holdings Inc.	99,973	6,021,374

		8,213,686
PHARMACEUTICALS – 5.78%
Accelrys Inc.(a)	195,877	1,206,602
Acura Pharmaceuticals Inc.(a)(b)	58,875	317,336
Adolor Corp.(a)	178,965	322,137
Akorn Inc.(a)	396,735	607,005
Alkermes Inc.(a)	674,502	8,748,291
Allos Therapeutics Inc.(a)(b)	513,312	3,813,908
Alnylam Pharmaceuticals Inc.(a)	256,299	4,362,209
Amicus Therapeutics Inc.(a)	131,959	420,949
Ardea Biosciences Inc.(a)	101,940	1,861,424
Array BioPharma Inc.(a)	345,859	947,654
Auxilium Pharmaceuticals Inc.(a)	330,051	10,284,389
AVANIR Pharmaceuticals Inc. Class A(a)(b)	460,646	1,068,699
AVI BioPharma Inc.(a)(b)	694,689	826,680
Biodel Inc.(a)(b)	101,850	434,900
BioDelivery Sciences International Inc.(a)(b)	72,823	278,912
BioScrip Inc.(a)	276,542	2,206,805
BioSpecifics Technologies Corp.(a)	25,989	721,195
Cadence Pharmaceuticals Inc.(a)(b)	175,399	1,601,393
Caraco Pharmaceutical Laboratories Ltd.(a)	27,942	167,373
Catalyst Health Solutions Inc.(a)	261,677	10,828,194
Chelsea Therapeutics International Ltd.(a)	225,829	801,693
China Sky One Medical Inc.(a)	74,936	1,177,245
Clarient Inc.(a)	216,062	566,082
Cornerstone Therapeutics Inc.(a)	46,899	297,809
Cubist Pharmaceuticals Inc.(a)	411,309	9,270,905
Cumberland Pharmaceuticals Inc.(a)	47,379	498,901
Cypress Bioscience Inc.(a)	272,995	1,337,676
Depomed Inc.(a)	365,167	1,296,343
Discovery Laboratories Inc.(a)(b)	1,066,933	554,805
DURECT Corp.(a)	619,408	1,864,418
Dyax Corp.(a)	516,706	1,761,967
Emergent BioSolutions Inc.(a)	116,309	1,952,828
Hemispherx Biopharma Inc.(a)(b)	886,464	655,983
Hi-Tech Pharmacal Co. Inc.(a)	13,566	300,351
Idenix Pharmaceuticals Inc.(a)	222,202	626,610
Impax Laboratories Inc.(a)	432,545	7,733,905
Infinity Pharmaceuticals Inc.(a)	59,208	361,169
Insmed Inc.(a)	900,519	1,062,612
Inspire Pharmaceuticals Inc.(a)	435,701	2,718,774
Ironwood Pharmaceuticals Inc.(a)	111,697	1,510,143
Isis Pharmaceuticals Inc.(a)	664,698	7,258,502
ISTA Pharmaceuticals Inc.(a)	238,887	972,270
Javelin Pharmaceuticals Inc.(a)	381,979	492,753

K-V Pharmaceutical Co. Class A(a)(b)	140,176	246,710
Lannett Co. Inc.(a)	72,785	309,336
Ligand Pharmaceuticals Inc. Class B(a)	819,039	1,433,318
MannKind Corp.(a)(b)	414,605	2,719,809
MAP Pharmaceuticals Inc.(a)	64,216	1,020,392
Matrixx Initiatives Inc.(a)(b)	68,193	345,739
Medicines Co. (The)(a)	267,951	2,100,736
Medicis Pharmaceutical Corp. Class A	57,354	1,443,027
Medivation Inc.(a)(b)	205,401	2,154,657
MiddleBrook Pharmaceuticals Inc.(a)(b)	262,425	78,728
Myriad Pharmaceuticals Inc.(a)	156,725	708,397
Nabi Biopharmaceuticals(a)	253,709	1,387,788
Neogen Corp.(a)	141,064	3,540,706
Neurocrine Biosciences Inc.(a)	336,759	858,735
NeurogesX Inc.(a)(b)	74,464	699,962
NPS Pharmaceuticals Inc.(a)	334,185	1,684,292
Nutraceutical International Corp.(a)	5,089	76,030
Obagi Medical Products Inc.(a)	122,796	1,495,655
Onyx Pharmaceuticals Inc.(a)	440,448	13,336,765
Opko Health Inc.(a)	309,687	613,180
Osiris Therapeutics Inc.(a)(b)	120,295	890,183
Pain Therapeutics Inc.(a)	249,531	1,564,559
PetMed Express Inc.(b)	166,114	3,682,747
Pharmasset Inc.(a)	160,440	4,299,792
PharMerica Corp.(a)	216,907	3,952,046
Poniard Pharmaceuticals Inc.(a)(b)	200,018	230,021
POZEN Inc.(a)	187,927	1,800,341
Progenics Pharmaceuticals Inc.(a)	145,368	774,811
Questcor Pharmaceuticals Inc.(a)	408,462	3,361,642
Repros Therapeutics Inc.(a)	128,393	86,665
Rigel Pharmaceuticals Inc.(a)	354,478	2,825,190
Salix Pharmaceuticals Ltd.(a)	396,195	14,758,264
Santarus Inc.(a)	369,606	1,988,480
Schiff Nutrition International Inc.	11,255	92,066
SciClone Pharmaceuticals Inc.(a)	256,933	906,973
SIGA Technologies Inc.(a)(b)	216,881	1,437,921
Spectrum Pharmaceuticals Inc.(a)	308,060	1,420,157
Star Scientific Inc.(a)(b)	579,913	1,478,778
Sucampo Pharmaceuticals Inc.(a)	77,454	276,511
Synta Pharmaceuticals Corp.(a)	139,445	601,008
Synutra International Inc.(a)(b)	127,232	2,876,716
Theravance Inc.(a)(b)	500,026	6,660,346
USANA Health Sciences Inc.(a)	45,192	1,419,481
Vanda Pharmaceuticals Inc.(a)(b)	190,224	2,195,185
ViroPharma Inc.(a)	109,951	1,498,632
VIVUS Inc.(a)(b)	571,935	4,987,273
XenoPort Inc.(a)	213,886	1,980,584
Zymogenetics Inc.(a)(b)	327,762	1,878,076

		202,278,209
REAL ESTATE – 0.03%
Government Properties Income Trust	10,440	271,544
Starwood Property Trust Inc.	28,806	555,956
Terreno Realty Corp.(a)	5,481	108,140

		935,640
REAL ESTATE INVESTMENT TRUSTS – 1.19%
Acadia Realty Trust	66,067	1,179,957
Alexander’s Inc.(a)	9,043	2,705,033
Apollo Commercial Real Estate Finance Inc.	6,157	110,887
Associated Estates Realty Corp.	17,485	241,118

Chesapeake Lodging Trust(a)	4,696	91,431
Colony Financial Inc.	8,845	176,900
CreXus Investment Corp.	8,367	111,867
Cypress Sharpridge Investments Inc.	10,398	139,125
DuPont Fabros Technology Inc.	100,842	2,177,179
EastGroup Properties Inc.	116,417	4,393,578
Equity Lifestyle Properties Inc.	111,784	6,022,922
Getty Realty Corp.	50,020	1,170,468
Invesco Mortgage Capital Inc.	10,474	240,902
Investors Real Estate Trust	31,864	287,413
LTC Properties Inc.	18,091	489,542
Mid-America Apartment Communities Inc.	100,429	5,201,218
National Health Investors Inc.	9,560	370,546
Omega Healthcare Investors Inc.	117,226	2,284,735
Pebblebrook Hotel Trust(a)	11,791	247,965
PS Business Parks Inc.	41,441	2,212,949
Redwood Trust Inc.	72,073	1,111,366
Saul Centers Inc.	28,425	1,176,795
Tanger Factory Outlet Centers Inc.	150,940	6,514,570
UMH Properties Inc.	15,219	124,339
Universal Health Realty Income Trust	42,601	1,505,519
Washington Real Estate Investment Trust	46,532	1,421,553

		41,709,877

RETAIL – 7.66%
AFC Enterprises Inc.(a)	17,065	183,107
America’s Car-Mart Inc.(a)	42,570	1,026,788
Bebe Stores Inc.	171,471	1,526,092
Benihana Inc. Class A(a)	45,236	294,034
Big 5 Sporting Goods Corp.	153,406	2,334,839
BJ’s Restaurants Inc.(a)	139,376	3,247,461
Books-A-Million Inc.	5,534	40,066
Buckle Inc. (The)(b)	167,056	6,140,979
Buffalo Wild Wings Inc.(a)(b)	128,086	6,162,217
California Pizza Kitchen Inc.(a)	137,764	2,313,058
Caribou Coffee Co. Inc.(a)(b)	49,381	326,902
Carrols Restaurant Group Inc.(a)	81,052	551,154
Casey’s General Stores Inc.	221,260	6,947,564
Cato Corp. (The) Class A	196,817	4,219,757
CEC Entertainment Inc.(a)	164,055	6,248,855
Charming Shoppes Inc.(a)	55,966	305,574
Cheesecake Factory Inc. (The)(a)	428,803	11,603,409
Children’s Place Retail Stores Inc. (The)(a)	157,403	7,012,304
Christopher & Banks Corp.	30,900	247,200
Citi Trends Inc.(a)	104,485	3,389,493
CKE Restaurants Inc.	347,054	3,841,888
Coldwater Creek Inc.(a)	330,052	2,290,561
Collective Brands Inc.(a)	198,774	4,520,121
Cracker Barrel Old Country Store Inc.	118,707	5,505,631
Denny’s Corp.(a)	689,824	2,648,924
Destination Maternity Corp.(a)	33,981	871,952
DineEquity Inc.(a)(b)	125,254	4,951,291
Domino’s Pizza Inc.(a)	25,071	341,968
Dress Barn Inc.(a)	102,575	2,683,362
DSW Inc. Class A(a)	5,047	128,850
Einstein Noah Restaurant Group Inc.(a)	31,929	387,937
EZCORP Inc.(a)	322,459	6,642,655
Finish Line Inc. (The) Class A	165,814	2,706,085
First Cash Financial Services Inc.(a)	163,369	3,523,869
Fred’s Inc. Class A	86,537	1,036,713
Frisch’s Restaurants Inc.	2,558	56,532
Fuqi International Inc.(a)(b)	87,272	951,265

hhgregg Inc.(a)	90,781	2,291,312
Hibbett Sports Inc.(a)	203,534	5,206,400
Hot Topic Inc.(a)	189,708	1,233,102
HSN Inc.(a)	283,505	8,346,387
J. Crew Group Inc.(a)	358,830	16,470,297
Jack in the Box Inc.(a)	407,386	9,593,940
Jo-Ann Stores Inc.(a)	70,142	2,944,561
Jos. A. Bank Clothiers Inc.(a)	130,399	7,126,305
Kirkland’s Inc.(a)	89,242	1,874,082
Krispy Kreme Doughnuts Inc.(a)	419,909	1,688,034
lululemon athletica inc.(a)(b)	290,105	12,039,358
Lumber Liquidators Holdings Inc.(a)	102,960	2,745,943
McCormick & Schmick’s Seafood Restaurants Inc.(a)	10,788	108,635
Men’s Wearhouse Inc. (The)	19,442	465,442
99 Cents Only Stores(a)	293,758	4,788,255
Nu Skin Enterprises Inc. Class A	352,757	10,265,229
OfficeMax Inc.(a)	393,430	6,460,121
P.F. Chang’s China Bistro Inc.(a)(b)	168,976	7,456,911
Pantry Inc. (The)(a)	18,709	233,675
Papa John’s International Inc.(a)	126,051	3,240,771
PC Mall Inc.(a)	19,872	100,552
PriceSmart Inc.	113,558	2,640,224
Red Robin Gourmet Burgers Inc.(a)	26,635	650,959
rue21 Inc.(a)	21,407	742,181
Rush Enterprises Inc. Class A(a)	52,125	688,571
Ruth’s Hospitality Group Inc.(a)	166,502	882,461
Sally Beauty Holdings Inc.(a)	167,143	1,490,916
School Specialty Inc.(a)	47,760	1,084,630
Sonic Automotive Inc.(a)	56,067	616,737
Sonic Corp.(a)	395,640	4,371,822
Sport Supply Group Inc.	18,773	252,309
Stein Mart Inc.(a)	170,719	1,541,593
Susser Holdings Corp.(a)	8,334	70,422
Systemax Inc.	22,263	483,998
Talbots Inc. (The)(a)(b)	109,837	1,423,488
Texas Roadhouse Inc.(a)	356,206	4,947,701
Titan Machinery Inc.(a)(b)	85,838	1,175,122
Tractor Supply Co.(b)	256,119	14,867,708
Ulta Salon Cosmetics & Fragrance Inc.(a)	196,913	4,454,172
Under Armour Inc. Class A(a)(b)	236,158	6,945,407
Vitamin Shoppe Inc.(a)	28,782	646,156
Wet Seal Inc. Class A(a)	689,885	3,283,853
Zumiez Inc.(a)(b)	134,464	2,755,167

		267,905,366

SAVINGS & LOANS – 0.15%
Brookline Bancorp Inc.	103,425	1,100,442
Brooklyn Federal Bancorp Inc.	10,783	90,577
Cheviot Financial Corp.	4,438	40,918
Clifton Savings Bancorp Inc.	7,214	66,874
Danvers Bancorp Inc.	10,748	148,645
Heritage Financial Group	3,197	38,620
Investors Bancorp Inc.(a)	28,527	376,556
Kearny Financial Corp.	25,414	265,068
Kentucky First Federal Bancorp	3,447	36,159
Oritani Financial Corp.	57,614	925,857
Prudential Bancorp Inc. of Pennsylvania	21,898	184,819
Roma Financial Corp.	24,636	308,936
Territorial Bancorp Inc.	9,578	182,269
United Financial Bancorp Inc.	19,943	278,803

ViewPoint Financial Group	72,950	1,182,520

		5,227,063

SEMICONDUCTORS – 4.63%
Actel Corp.(a)	57,642	798,342
Advanced Analogic Technologies Inc.(a)	307,936	1,074,697
Amkor Technology Inc.(a)(b)	778,493	5,503,945
ANADIGICS Inc.(a)	362,745	1,762,941
Applied Micro Circuits Corp.(a)	468,606	4,044,070
ATMI Inc.(a)	66,484	1,283,806
Cabot Microelectronics Corp.(a)	17,977	680,070
Cavium Networks Inc.(a)	258,250	6,420,095
CEVA Inc.(a)	127,899	1,491,302
Cirrus Logic Inc.(a)	464,084	3,893,665
Diodes Inc.(a)	239,411	5,362,806
Emulex Corp.(a)	546,207	7,253,629
Entropic Communications Inc.(a)	379,658	1,928,663
Exar Corp.(a)	23,960	168,918
FormFactor Inc.(a)(b)	331,288	5,883,675
Hittite Microwave Corp.(a)	152,624	6,710,877
IPG Photonics Corp.(a)	164,031	2,427,659
IXYS Corp.(a)	139,718	1,193,192
Kopin Corp.(a)	481,106	1,780,092
Kulicke and Soffa Industries Inc.(a)	485,417	3,519,273
Lattice Semiconductor Corp.(a)	68,670	252,019
Micrel Inc.	132,998	1,417,759
Microsemi Corp.(a)	579,283	10,044,767
Microtune Inc.(a)	227,383	620,756
MIPS Technologies Inc. Class A(a)	319,479	1,424,876
Monolithic Power Systems Inc.(a)	241,315	5,381,324
NetLogic Microsystems Inc.(a)(b)	335,694	9,879,474
PLX Technology Inc.(a)	264,091	1,391,759
Power Integrations Inc.	169,772	6,994,606
Rubicon Technology Inc.(a)(b)	90,453	1,827,151
Rudolph Technologies Inc.(a)	85,489	732,641
Semtech Corp.(a)	434,969	7,581,510
Skyworks Solutions Inc.(a)	1,194,874	18,640,034
Standard Microsystems Corp.(a)	40,880	951,686
Supertex Inc.(a)	78,091	1,998,349
Techwell Inc.(a)	102,737	1,921,182
Tessera Technologies Inc.(a)	346,610	7,029,251
TriQuint Semiconductor Inc.(a)	593,568	4,154,976
Ultratech Inc.(a)	168,351	2,289,574
Veeco Instruments Inc.(a)(b)	154,263	6,710,440
Virage Logic Corp.(a)	9,573	75,244
Volterra Semiconductor Corp.(a)	170,009	4,267,226
Zoran Corp.(a)	277,139	2,982,016

		161,750,337

SOFTWARE – 7.36%
ACI Worldwide Inc.(a)	249,456	5,141,288
Actuate Corp.(a)	320,724	1,792,847
Acxiom Corp.(a)	396,091	7,105,872
Advent Software Inc.(a)	108,825	4,869,919
American Reprographics Co.(a)	231,175	2,073,640
American Software Inc. Class A	147,253	855,540
AMICAS Inc.(a)	190,706	1,148,050
ArcSight Inc.(a)	130,936	3,685,848
athenahealth Inc.(a)(b)	239,040	8,739,302
Avid Technology Inc.(a)	40,824	562,555
Blackbaud Inc.	312,393	7,869,180

Blackboard Inc.(a)(b)	237,767	9,905,373
Bottomline Technologies Inc.(a)	192,443	3,238,816
Callidus Software Inc.(a)	98,004	355,754
China TransInfo Technology Corp.(a)(b)	62,508	421,304
CommVault Systems Inc.(a)	296,383	6,327,777
Computer Programs and Systems Inc.	69,172	2,703,242
Concur Technologies Inc.(a)	283,862	11,641,181
CSG Systems International Inc.(a)	149,354	3,130,460
Deltek Inc.(a)	123,183	941,118
DemandTec Inc.(a)	144,405	1,003,615
Digi International Inc.(a)	62,916	669,426
DivX Inc.(a)	145,941	1,044,938
Double-Take Software Inc.(a)	113,213	1,008,728
Ebix Inc.(a)(b)	160,017	2,555,471
Eclipsys Corp.(a)	400,483	7,961,602
EPIQ Systems Inc.(a)	230,227	2,861,722
FalconStor Software Inc.(a)	248,789	865,786
Global Defense Technology & Systems Inc.(a)	15,949	213,717
GSE Systems Inc.(a)	135,682	734,040
inContact Inc.(a)	216,696	617,584
infoGROUP Inc.(a)	131,855	1,028,469
Informatica Corp.(a)	621,841	16,702,649
InnerWorkings Inc.(a)(b)	146,013	759,268
Interactive Intelligence Inc.(a)	90,961	1,700,061
JDA Software Group Inc.(a)	178,903	4,977,081
Lawson Software Inc.(a)	397,889	2,630,046
ManTech International Corp. Class A(a)	124,315	6,070,301
MedAssets Inc.(a)	280,874	5,898,354
Medidata Solutions Inc.(a)	43,010	653,752
MicroStrategy Inc. Class A(a)	64,429	5,480,975
MoneyGram International Inc.(a)	508,589	1,937,724
NetSuite Inc.(a)(b)	118,970	1,729,824
Omnicell Inc.(a)	194,476	2,728,498
OPNET Technologies Inc.	93,988	1,515,087
Parametric Technology Corp.(a)	826,940	14,926,267
Pegasystems Inc.	106,845	3,953,265
Phase Forward Inc.(a)	287,042	3,751,639
Phoenix Technologies Ltd.(a)	248,563	800,373
Progress Software Corp.(a)	284,731	8,949,095
PROS Holdings Inc.(a)	136,596	1,349,568
QAD Inc.(a)	87,625	460,031
Quality Systems Inc.	168,264	10,338,140
Quest Software Inc.(a)	45,681	812,665
Renaissance Learning Inc.	46,586	756,091
Rosetta Stone Inc.(a)(b)	44,993	1,069,933
SeaChange International Inc.(a)	118,717	852,388
Smith Micro Software Inc.(a)	203,771	1,801,336
SolarWinds Inc.(a)	86,507	1,873,742
Solera Holdings Inc.	496,072	19,173,183
Synchronoss Technologies Inc.(a)	118,457	2,294,512
SYNNEX Corp.(a)	27,794	821,591
Take-Two Interactive Software Inc.(a)	75,723	745,872
Taleo Corp. Class A(a)	280,785	7,275,139
THQ Inc.(a)	359,355	2,519,079
Trident Microsystems Inc.(a)	47,886	83,322
Ultimate Software Group Inc.(a)	173,531	5,717,846
Unica Corp.(a)	102,380	910,158
VeriFone Holdings Inc.(a)	514,840	10,404,916

		257,497,935

STORAGE & WAREHOUSING – 0.03%
Mobile Mini Inc.(a)	66,032	1,022,836

		1,022,836
TELECOMMUNICATIONS – 6.04%
Acme Packet Inc.(a)	276,836	5,337,398
ADC Telecommunications Inc.(a)	136,300	996,353
ADTRAN Inc.	306,519	8,076,776
Airvana Inc.(a)	104,244	798,509
Alaska Communications Systems Group Inc.	314,051	2,550,094
Anaren Inc.(a)	92,431	1,316,217
Anixter International Inc.(a)	32,550	1,524,968
Applied Signal Technology Inc.	92,648	1,814,048
ARRIS Group Inc.(a)	666,156	8,000,534
Aruba Networks Inc.(a)	419,542	5,730,944
Atheros Communications Inc.(a)	480,249	18,590,439
BigBand Networks Inc.(a)	254,893	899,772
Cbeyond Inc.(a)(b)	173,908	2,379,061
Cincinnati Bell Inc.(a)	263,442	898,337
Comtech Telecommunications Corp.(a)	200,975	6,429,190
Consolidated Communications Holdings Inc.	87,407	1,657,237
CPI International Inc.(a)	15,424	204,522
DigitalGlobe Inc.(a)	104,623	2,924,213
EMS Technologies Inc.(a)	89,675	1,488,605
General Communication Inc. Class A(a)	172,298	994,159
GeoEye Inc.(a)	142,764	4,211,538
Global Crossing Ltd.(a)	176,946	2,680,732
Harmonic Inc.(a)	520,948	3,287,182
Hickory Tech Corp.	93,836	828,572
Hughes Communications Inc.(a)	64,065	1,784,210
Infinera Corp.(a)	597,763	5,092,941
InterDigital Inc.(a)	311,968	8,691,429
Iowa Telecommunications Services Inc.	35,100	586,170
Ixia(a)	225,597	2,091,284
Knology Inc.(a)	72,895	979,709
KVH Industries Inc.(a)	95,222	1,255,978
LogMeIn Inc.(a)	39,673	820,834
Loral Space & Communications Inc.(a)	76,084	2,672,070
MasTec Inc.(a)	266,352	3,358,699
NETGEAR Inc.(a)	64,172	1,674,889
Network Equipment Technologies Inc.(a)	105,751	582,688
Neutral Tandem Inc.(a)	233,424	3,730,116
Novatel Wireless Inc.(a)	218,718	1,471,972
NTELOS Holdings Corp.	214,828	3,821,790
Oplink Communications Inc.(a)	106,794	1,979,961
Opnext Inc.(a)	33,125	78,175
PAETEC Holding Corp.(a)	873,447	4,087,732
ParkerVision Inc.(a)(b)	260,635	443,080
Plantronics Inc.	307,423	9,616,191
Polycom Inc.(a)	236,688	7,237,919
Preformed Line Products Co.	14,603	557,104
Premiere Global Services Inc.(a)	333,007	2,750,638
RCN Corp.(a)	259,442	3,912,385
RF Micro Devices Inc.(a)	1,751,951	8,724,716
SAVVIS Inc.(a)	257,073	4,241,705
Shenandoah Telecommunications Co.	169,695	3,190,266
ShoreTel Inc.(a)	312,788	2,067,529
Switch & Data Facilities Co. Inc.(a)	145,174	2,578,290
Syniverse Holdings Inc.(a)	405,026	7,885,856
Tekelec(a)	158,057	2,870,315

3Com Corp.(a)	2,264,632	17,415,020
USA Mobility Inc.(a)	146,490	1,856,028
ViaSat Inc.(a)	216,777	7,502,652

		211,229,741
TEXTILES – 0.03%
UniFirst Corp.	19,207	989,160

		989,160
TOYS, GAMES & HOBBIES – 0.01%
LeapFrog Enterprises Inc.(a)	51,454	337,024

		337,024
TRANSPORTATION – 1.25%
Air Transport Services Group Inc.(a)	245,557	827,527
Celadon Group Inc.(a)	129,380	1,803,557
Dynamex Inc.(a)	49,534	851,985
Echo Global Logistics Inc.(a)(b)	14,950	193,005
Forward Air Corp.	98,510	2,590,813
Genesee & Wyoming Inc. Class A(a)	264,948	9,040,026
Golar LNG Ltd.(a)	149,012	1,743,440
GulfMark Offshore Inc. Class A(a)	85,202	2,262,113
Heartland Express Inc.	226,013	3,729,214
Hub Group Inc. Class A(a)	126,558	3,541,093
Knight Transportation Inc.	321,770	6,786,129
Marten Transport Ltd.(a)	110,574	2,179,414
Old Dominion Freight Line Inc.(a)	32,352	1,080,233
Patriot Transportation Holding Inc.(a)	5,875	496,320
PHI Inc.(a)	50,650	1,072,767
RailAmerica Inc.(a)	53,605	632,539
Ship Finance International Ltd.(b)	193,972	3,444,943
Teekay Tankers Ltd. Class A(b)	75,530	949,412
USA Truck Inc.(a)	39,421	637,043

		43,861,573
TRUCKING & LEASING – 0.00%
TAL International Group Inc.	5,758	115,045

		115,045
WATER – 0.11%
California Water Service Group	10,902	410,024
Connecticut Water Service Inc.	3,986	92,754
Consolidated Water Co. Ltd.	34,425	467,492
Pennichuck Corp.	6,183	145,362
PICO Holdings Inc.(a)	62,995	2,342,784
York Water Co.	34,324	471,955

		3,930,371

TOTAL COMMON STOCKS
(Cost: $ 3,778,134,251)		3,493,215,045

WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(b)(c)	2,497	–

		–

TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(c)	475	–

		–

TOTAL WARRANTS
(Cost: $ 0)		–

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.79%

MONEY MARKET FUNDS – 10.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	316,902,143	316,902,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	57,381,743	57,381,743
BlockRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	3,088,045	3,088,045

		377,371,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 377,371,931)		377,371,931

TOTAL INVESTMENTS IN SECURITIES – 110.68%
(Cost: $4,155,506,182)		3,870,586,976
Other Assets, Less Liabilities – (10.68)%		(373,580,494)

NET ASSETS – 100.00%		$3,497,006,482

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)	5,303	30,492
Clear Channel Outdoor Holdings Inc. Class A(a)	9,077	96,307
Gaiam Inc. Class A	4,127	34,254
Harte-Hanks Inc.	9,950	127,957
Interpublic Group of Companies Inc. (The)(a)	114,389	951,716
inVentiv Health Inc.(a)	8,063	181,095
Lamar Advertising Co. Class A(a)	13,798	473,961
Marchex Inc. Class B	6,381	32,607
Omnicom Group Inc.	74,935	2,908,227

		4,836,616
AEROSPACE & DEFENSE – 2.05%
AAR Corp.(a)	9,004	223,479
AeroVironment Inc.(a)	3,352	87,521
Alliant Techsystems Inc.(a)	7,837	637,148
Argon ST Inc.(a)	2,928	77,914
BE Aerospace Inc.(a)	22,594	687,987
Boeing Co. (The)	174,865	12,696,948
Curtiss-Wright Corp.	10,657	370,864
Ducommun Inc.	2,532	53,197
Esterline Technologies Corp.(a)	6,949	343,489
GenCorp Inc.(a)	12,992	74,834
General Dynamics Corp.	83,147	6,418,948
Goodrich Corp.	29,821	2,102,977
HEICO Corp.(b)	5,677	292,706
Herley Industries Inc.(a)	3,262	47,821
Kaman Corp.	6,469	161,790
L-3 Communications Holdings Inc.	28,055	2,570,680
LMI Aerospace Inc.(a)	2,012	37,383
Lockheed Martin Corp.	72,639	6,045,018
Moog Inc. Class A(a)	11,043	391,143
Northrop Grumman Corp.	72,858	4,777,299
Orbital Sciences Corp.(a)	14,183	269,619
Raytheon Co.	95,141	5,434,454
Rockwell Collins Inc.	38,002	2,378,545
Spirit AeroSystems Holdings Inc. Class A(a)	24,893	581,998
Teledyne Technologies Inc.(a)	8,704	359,214
TransDigm Group Inc.	9,504	504,092
Triumph Group Inc.	4,054	284,145
United Technologies Corp.	201,480	14,830,943

		62,742,156
AGRICULTURE – 1.85%
AgFeed Industries Inc.(a)(b)	8,061	35,388
Alico Inc.	837	21,134
Alliance One International Inc.(a)	21,983	111,893
Altria Group Inc.	497,639	10,211,552
Andersons Inc. (The)	4,350	145,638
Archer-Daniels-Midland Co.	154,969	4,478,604
Bunge Ltd.	32,316	1,991,635
Cadiz Inc.(a)	2,715	34,671
Griffin Land & Nurseries Inc.	808	23,472
Lorillard Inc.	37,759	2,840,987
Monsanto Co.	131,320	9,378,874
Philip Morris International Inc.	472,491	24,645,131
Reynolds American Inc.	40,862	2,205,731

Tejon Ranch Co.(a)	2,558	78,070
Universal Corp.	5,893	310,502
Vector Group Ltd.(b)	9,653	148,946

		56,662,228
AIRLINES – 0.31%
AirTran Holdings Inc.(a)	33,044	167,864
Alaska Air Group Inc.(a)	9,038	372,637
Allegiant Travel Co.(a)	3,878	224,381
AMR Corp.(a)	80,614	734,394
Continental Airlines Inc. Class B(a)	33,237	730,217
Copa Holdings SA Class A	7,083	430,646
Delta Air Lines Inc.(a)	186,658	2,723,340
Hawaiian Holdings Inc.(a)	13,654	100,630
JetBlue Airways Corp.(a)	60,792	339,219
Republic Airways Holdings Inc.(a)	7,327	43,376
SkyWest Inc.	13,761	196,507
Southwest Airlines Co.	178,148	2,355,117
UAL Corp.(a)	40,561	792,968
US Airways Group Inc.(a)	39,058	287,076

		9,498,372
APPAREL – 0.63%
American Apparel Inc.(a)	8,029	24,328
Carter’s Inc.(a)	13,383	403,497
Cherokee Inc.	1,729	31,122
Coach Inc.	76,322	3,016,245
Columbia Sportswear Co.	2,571	135,055
Crocs Inc.(a)	21,750	190,747
Deckers Outdoor Corp.(a)	3,111	429,318
G-III Apparel Group Ltd.(a)	3,132	86,318
Guess? Inc.	14,294	671,532
Gymboree Corp.(a)	7,193	371,375
Hanesbrands Inc.(a)	22,540	627,063
Iconix Brand Group Inc.(a)	17,137	263,224
Jones Apparel Group Inc.	21,013	399,667
K-Swiss Inc. Class A(a)	5,977	62,519
Liz Claiborne Inc.(a)(b)	22,802	169,419
Maidenform Brands Inc.(a)	4,109	89,782
Nike Inc. Class B	87,181	6,407,803
Oxford Industries Inc.	3,533	71,826
Perry Ellis International Inc.(a)	2,615	59,230
Phillips-Van Heusen Corp.	12,278	704,266
Polo Ralph Lauren Corp.	13,171	1,120,062
Quiksilver Inc.(a)	28,493	134,772
SKECHERS U.S.A. Inc. Class A(a)	7,823	284,131
Steven Madden Ltd.(a)	3,813	186,074
Timberland Co. Class A(a)	11,110	237,087
True Religion Apparel Inc.(a)(b)	5,917	179,640
Unifi Inc.(a)	10,701	38,952
VF Corp.	21,249	1,703,107
Volcom Inc.(a)	4,743	92,583
Warnaco Group Inc. (The)(a)	10,879	519,037
Weyco Group Inc.	1,712	40,266
Wolverine World Wide Inc.	12,072	352,020

		19,102,067
AUDIO/VIDEO PRODUCTS – 0.02%
TiVo Inc.(a)	26,796	458,748

		458,748

AUTO MANUFACTURERS – 0.51%
Force Protection Inc.(a)	15,673	94,351
Ford Motor Co.(a)	798,022	10,031,137
Navistar International Corp.(a)	15,173	678,688
Oshkosh Corp.(a)	21,557	869,609
PACCAR Inc.	87,621	3,797,494

		15,471,279
AUTO PARTS & EQUIPMENT – 0.37%
American Axle & Manufacturing Holdings Inc.(a)	10,425	104,041
Amerigon Inc. Class A(a)	5,022	50,772
ArvinMeritor Inc.(a)	18,588	248,150
ATC Technology Corp.(a)	5,065	86,915
Autoliv Inc.(a)(b)	20,691	1,066,207
BorgWarner Inc.(a)	28,003	1,069,155
China Automotive Systems Inc.(a)	1,075	24,843
Cooper Tire & Rubber Co.	14,154	269,209
Dana Holding Corp.(a)	33,892	402,637
Dorman Products Inc.(a)	2,613	49,621
Exide Technologies Inc.(a)	11,744	67,528
Federal-Mogul Corp. Class A(a)	5,379	98,758
Fuel Systems Solutions Inc.(a)(b)	3,510	112,180
Goodyear Tire & Rubber Co. (The)(a)	59,120	747,277
Johnson Controls Inc.	161,877	5,340,322
Miller Industries Inc.	2,525	31,386
Modine Manufacturing Co.(a)	11,432	128,496
Spartan Motors Inc.	7,332	41,059
Standard Motor Products Inc.	3,179	31,536
Superior Industries International Inc.	5,251	84,436
Tenneco Inc.(a)	13,986	330,769
Titan International Inc.(b)	7,892	68,897
TRW Automotive Holdings Corp.(a)	13,831	395,290
WABCO Holdings Inc.(a)	15,634	467,769
Wonder Auto Technology Inc.(a)	3,497	36,998

		11,354,251
BANKS – 5.31%
Alliance Financial Corp.(b)	848	24,999
American National Bankshares Inc.(b)	1,336	26,920
Ameris Bancorp	3,314	29,925
Ames National Corp.	1,570	31,478
Arrow Financial Corp.	2,168	58,297
Associated Banc-Corp	41,669	575,032
Auburn National Bancorporation Inc.(b)	767	15,839
BancFirst Corp.	1,819	76,234
Banco Latinoamericano de Comercio Exterior SA Class E	6,235	89,535
Bancorp Inc. (The)(a)	3,275	29,147
Bancorp Rhode Island Inc.	1,102	30,140
BancorpSouth Inc.	20,556	430,854
Bank Mutual Corp.	10,361	67,346
Bank of America Corp.	2,395,502	42,759,711
Bank of Hawaii Corp.	11,584	520,701
Bank of Kentucky Financial Corp. (The)(b)	852	16,989
Bank of Marin Bancorp	1,146	37,910
Bank of New York Mellon Corp. (The)	287,616	8,881,582
Bank of the Ozarks Inc.	2,778	97,758
Banner Corp.(b)	3,496	13,425
Bar Harbor Bankshares	717	21,868
BB&T Corp.	165,695	5,366,861
BOK Financial Corp.	4,818	252,656
Boston Private Financial Holdings Inc.	17,859	131,621

Bridge Bancorp Inc.(b)	1,337	31,286
Bryn Mawr Bank Corp.	1,656	30,056
Camden National Corp.	1,817	58,344
Capital City Bank Group Inc.(b)	2,867	40,855
CapitalSource Inc.	61,358	342,991
Cardinal Financial Corp.	5,907	63,087
Cathay General Bancorp	18,946	220,721
Center Bancorp Inc.	2,453	20,384
CenterState Banks Inc.	4,683	57,367
Central Pacific Financial Corp.(a)(b)	7,059	11,859
Century Bancorp Inc. Class A	1,263	24,250
Chemical Financial Corp.	5,626	132,886
Citizens & Northern Corp.(b)	2,069	25,966
Citizens Holding Co.(b)	821	20,262
Citizens Republic Bancorp Inc.(a)	97,031	114,497
City Holding Co.	3,867	132,599
City National Corp.	10,337	557,888
CNB Financial Corp.	1,807	27,900
CoBiz Financial Inc.	9,075	56,537
Columbia Banking System Inc.	6,659	135,244
Comerica Inc.	42,515	1,617,271
Commerce Bancshares Inc.	15,385	632,939
Community Bank System Inc.	7,957	181,260
Community Trust Bancorp Inc.	3,500	94,815
Cullen/Frost Bankers Inc.	12,586	702,299
CVB Financial Corp.(b)	20,228	200,864
Eagle Bancorp Inc.(a)(b)	2,596	30,763
East West Bancorp Inc.	26,709	465,271
Enterprise Bancorp Inc.(b)	1,595	19,475
Enterprise Financial Services Corp.(b)	2,415	26,710
F.N.B. Corp.	27,237	220,892
Farmers Capital Bank Corp.	1,523	13,052
Fifth Third Bancorp	192,028	2,609,661
Financial Institutions Inc.	2,613	38,202
First Bancorp (North Carolina)	4,000	54,080
First BanCorp (Puerto Rico)	18,049	43,498
First Bancorp Inc. (The) (Maine)	2,008	32,008
First Busey Corp.(b)	11,417	50,463
First California Financial Group Inc.(a)	1,324	3,495
First Citizens BancShares Inc. Class A	1,504	298,935
First Commonwealth Financial Corp.	20,347	136,528
First Community Bancshares Inc.	4,085	50,531
First Financial Bancorp	14,065	250,216
First Financial Bankshares Inc.(b)	4,885	251,822
First Financial Corp.	2,964	85,837
First Financial Service Corp.(b)	1,267	11,086
First Horizon National Corp.(a)	53,566	752,602
First Merchants Corp.	5,248	36,526
First Midwest Bancorp Inc.	17,887	242,369
First of Long Island Corp. (The)	1,198	28,872
1st Source Corp.	3,524	61,846
First South Bancorp Inc.(b)	1,920	24,000
FirstMerit Corp.	20,505	442,293
Fulton Financial Corp.	42,831	436,448
German American Bancorp Inc.	2,371	35,873
Glacier Bancorp Inc.	14,642	222,998
Great Southern Bancorp Inc.	2,224	49,907
Guaranty Bancorp(a)	12,617	20,061
Hampton Roads Bankshares Inc.(b)	3,983	6,213
Hancock Holding Co.	6,851	286,440
Harleysville National Corp.	10,207	68,387

Heartland Financial USA Inc.(b)	2,869	45,818
Heritage Financial Corp.(a)	1,847	27,871
Home Bancshares Inc.	4,245	112,238
Huntington Bancshares Inc.	171,939	923,312
IBERIABANK Corp.	6,450	387,064
Independent Bank Corp. (Massachusetts)	5,483	135,211
International Bancshares Corp.(b)	12,815	294,617
KeyCorp	211,848	1,641,822
K-Fed Bancorp	987	8,804
Lakeland Bancorp Inc.	4,558	40,338
Lakeland Financial Corp.	4,207	80,143
M&T Bank Corp.	18,343	1,456,067
MainSource Financial Group Inc.	4,320	29,074
Marshall & Ilsley Corp.	127,164	1,023,670
MB Financial Inc.	12,142	273,559
Merchants Bancshares Inc.(b)	1,039	22,557
Metro Bancorp Inc.(a)	3,098	42,659
MidSouth Bancorp Inc.	1,325	21,862
Nara Bancorp Inc.(a)	8,388	73,479
National Bankshares Inc.(b)	1,483	40,412
National Penn Bancshares Inc.	30,607	211,188
NBT Bancorp Inc.	7,907	180,675
Northern Trust Corp.	58,257	3,219,282
Northfield Bancorp Inc.	4,640	67,187
Northrim BanCorp Inc.	1,421	24,271
Norwood Financial Corp.	450	12,150
Ohio Valley Banc Corp.(b)	829	17,857
Old National Bancorp	21,113	252,300
Old Point Financial Corp.	452	6,672
Old Second Bancorp Inc.(b)	2,946	19,414
OmniAmerican Bancorp Inc.	2,890	33,322
Oriental Financial Group Inc.	6,475	87,412
Orrstown Financial Services Inc.	1,183	30,013
Pacific Capital Bancorp(a)(b)	10,760	19,476
Pacific Continental Corp.	4,857	50,998
PacWest Bancorp	6,011	137,171
Park National Corp.	2,630	163,875
Peapack-Gladstone Financial Corp.	2,048	32,174
Penns Woods Bancorp Inc.(b)	789	26,471
Peoples Bancorp Inc.	2,456	40,475
Peoples Financial Corp.	1,116	16,707
Pinnacle Financial Partners Inc.(a)	7,815	118,085
PNC Financial Services Group Inc. (The)(c)	124,732	7,446,500
Popular Inc.(a)	153,921	447,910
Porter Bancorp Inc.	644	8,436
PremierWest Bancorp(a)(b)	4,821	2,170
PrivateBancorp Inc.	12,115	165,975
Prosperity Bancshares Inc.	11,094	454,854
Regions Financial Corp.	279,215	2,191,838
Renasant Corp.	4,662	75,431
Republic Bancorp Inc. Class A	2,339	44,067
Republic First Bancorp Inc.(a)(b)	1,737	6,722
S&T Bancorp Inc.(b)	5,624	117,542
S.Y. Bancorp Inc.	2,770	63,017
Sandy Spring Bancorp Inc.	3,598	53,970
Santander BanCorp(a)	985	12,086
SCBT Financial Corp.	2,735	101,304
Shore Bancshares Inc.	1,956	27,873
Sierra Bancorp(b)	1,745	22,493
Signature Bank(a)	9,738	360,793
Simmons First National Corp. Class A	4,187	115,436

Smithtown Bancorp Inc.	2,389	9,867
South Financial Group Inc. (The)	40,112	27,729
Southside Bancshares Inc.	2,793	60,245
Southwest Bancorp Inc.	3,325	27,498
State Bancorp Inc.	3,422	26,931
State Street Corp.	119,205	5,380,914
Stellar One Corp.	5,353	71,570
Sterling Bancorp	4,308	43,295
Sterling Bancshares Inc.	20,458	114,156
Sterling Financial Corp.(a)(b)	11,718	6,679
Suffolk Bancorp	2,367	72,691
Sun Bancorp Inc. (New Jersey)(a)	4,582	18,053
SunTrust Banks Inc.	120,315	3,223,239
Susquehanna Bancshares Inc.	31,293	306,984
SVB Financial Group(a)	9,759	455,355
Synovus Financial Corp.	91,226	300,134
TCF Financial Corp.	31,660	504,660
Texas Capital Bancshares Inc.(a)	8,221	156,117
Tompkins Financial Corp.	2,269	82,773
Tower Bancorp Inc.	691	18,498
TowneBank(b)	4,993	69,702
TriCo Bancshares(b)	3,274	65,153
TrustCo Bank Corp. NY	17,417	107,463
Trustmark Corp.	15,087	368,575
U.S. Bancorp	456,849	11,823,252
UMB Financial Corp.	7,814	317,248
Umpqua Holdings Corp.	23,055	305,709
Union First Market Bankshares Corp.	5,095	76,934
United Bankshares Inc.(b)	9,078	238,025
United Community Banks Inc.(a)(b)	20,091	88,601
United Security Bancshares Inc.(b)	1,321	19,775
Univest Corp. of Pennsylvania	4,010	74,947
Valley National Bancorp	36,804	565,677
Washington Banking Co.	2,224	28,000
Washington Trust Bancorp Inc.	3,539	65,967
Webster Financial Corp.	16,342	285,822
Wells Fargo & Co.	1,246,906	38,803,715
WesBanco Inc.	6,138	99,804
West Bancorporation Inc.	4,182	27,518
Westamerica Bancorporation(b)	7,152	412,313
Western Alliance Bancorporation(a)	10,008	56,946
Whitney Holding Corp.	23,553	324,796
Wilber Corp. (The)	1,351	8,849
Wilmington Trust Corp.	21,990	364,374
Wilshire Bancorp Inc.	4,111	45,344
Wintrust Financial Corp.	7,275	270,703
Yadkin Valley Financial Corp.	2,709	11,649
Zions Bancorporation	36,300	792,066

		162,321,099
BEVERAGES – 2.16%
Boston Beer Co. Inc. Class A(a)	2,019	105,513
Brown-Forman Corp. Class B NVS	21,849	1,298,923
Coca-Cola Bottling Co. Consolidated	884	51,855
Coca-Cola Co. (The)	557,613	30,668,715
Coca-Cola Enterprises Inc.	74,068	2,048,721
Constellation Brands Inc. Class A(a)	45,809	753,100
Diedrich Coffee Inc.(a)	718	24,986
Dr Pepper Snapple Group Inc.	61,280	2,155,218
Farmer Bros. Co.	1,585	29,703
Green Mountain Coffee Roasters Inc.(a)	8,352	808,641

Hansen Natural Corp.(a)	16,745	726,398
Molson Coors Brewing Co. Class B NVS	30,960	1,302,178
National Beverage Corp.	2,403	26,721
Peet’s Coffee & Tea Inc.(a)	2,897	114,866
PepsiCo Inc.	389,313	25,756,948

		65,872,486
BIOTECHNOLOGY – 1.50%
Abraxis BioScience Inc.(a)	1,852	95,841
Acorda Therapeutics Inc.(a)	8,830	301,986
Affymax Inc.(a)	3,880	90,908
Affymetrix Inc.(a)	16,143	118,490
Alexion Pharmaceuticals Inc.(a)	21,186	1,151,883
AMAG Pharmaceuticals Inc.(a)	5,096	177,901
American Oriental Bioengineering Inc.(a)	15,915	64,933
Amgen Inc.(a)	243,825	14,570,982
Arena Pharmaceuticals Inc.(a)(b)	21,015	65,146
ARIAD Pharmaceuticals Inc.(a)	26,130	88,842
ArQule Inc.(a)	9,614	55,377
ARYx Therapeutics Inc.(a)(b)	4,885	4,250
BioCryst Pharmaceuticals Inc.(a)	5,486	36,043
Biogen Idec Inc.(a)	64,805	3,717,215
BioMimetic Therapeutics Inc.(a)	3,997	52,561
Bio-Rad Laboratories Inc. Class A(a)	4,523	468,221
Cambrex Corp.(a)	6,511	26,370
Cardium Therapeutics Inc.(a)(b)	11,543	5,085
Celera Corp.(a)	18,505	131,385
Celgene Corp.(a)	111,057	6,881,092
Cell Therapeutics Inc.(a)(b)	128,193	69,314
Celldex Therapeutics Inc.(a)	8,219	50,465
Charles River Laboratories International Inc.(a)	16,108	633,205
China-Biotics Inc.(a)(b)	2,094	37,504
CryoLife Inc.(a)	6,256	40,476
Curis Inc.(a)(b)	15,376	47,204
Cytokinetics Inc.(a)	11,981	38,339
Cytori Therapeutics Inc.(a)	6,176	28,163
Enzo Biochem Inc.(a)	7,115	42,832
Enzon Pharmaceuticals Inc.(a)	10,045	102,258
Exelixis Inc.(a)	24,373	147,944
Facet Biotech Corp. (a)	5,828	157,298
Genomic Health Inc.(a)(b)	3,945	69,393
Genzyme Corp.(a)	65,055	3,371,801
Geron Corp.(a)(b)	20,581	116,900
GTx Inc.(a)(b)	4,161	13,898
Halozyme Therapeutics Inc.(a)	17,971	143,588
Harvard Bioscience Inc.(a)	6,225	24,091
Human Genome Sciences Inc.(a)	44,315	1,338,313
Idera Pharmaceuticals Inc.(a)(b)	4,803	29,827
Illumina Inc.(a)	29,737	1,156,769
ImmunoGen Inc.(a)	14,631	118,365
Immunomedics Inc.(a)	14,457	47,997
Incyte Corp.(a)	20,290	283,248
Integra LifeSciences Holdings Corp.(a)	4,313	189,039
InterMune Inc.(a)	10,810	481,802
Lexicon Pharmaceuticals Inc.(a)	31,961	47,302
Life Technologies Corp.(a)	42,220	2,206,839
Martek Biosciences Corp.(a)	8,169	183,884
Maxygen Inc.(a)	5,546	36,437
Micromet Inc.(a)(b)	13,597	109,864
Millipore Corp.(a)	13,317	1,406,275
Molecular Insight Pharmaceuticals Inc.(a)(b)	5,204	6,817

Momenta Pharmaceuticals Inc.(a)	8,868	132,754
Myriad Genetics Inc.(a)	23,189	557,695
Nanosphere Inc.(a)	1,715	8,215
Nektar Therapeutics(a)	21,812	331,761
Novavax Inc.(a)(b)	16,417	37,923
Omeros Corp.(a)(b)	1,654	11,644
OncoGenex Pharmaceutical Inc.(a)(b)	1,032	21,187
Optimer Pharmaceuticals Inc.(a)	7,341	90,147
Orexigen Therapeutics Inc.(a)	7,402	43,598
Oxigene Inc.(a)(b)	6,645	8,173
PDL BioPharma Inc.	29,721	184,567
Protalix BioTherapeutics Inc.(a)(b)	7,501	49,207
Regeneron Pharmaceuticals Inc.(a)	15,704	415,999
Repligen Corp.(a)	7,324	29,735
RTI Biologics Inc.(a)	14,422	62,447
Sangamo BioSciences Inc.(a)(b)	12,715	68,915
Savient Pharmaceuticals Inc.(a)	16,627	240,260
Seattle Genetics Inc.(a)	19,964	238,370
Sequenom Inc.(a)	14,642	92,391
StemCells Inc.(a)(b)	22,611	26,229
SuperGen Inc.(a)	12,331	39,459
Talecris Biotherapeutics Holdings Corp.(a)	12,105	241,132
Vertex Pharmaceuticals Inc.(a)	46,997	1,920,767
Vical Inc.(a)(b)	9,320	31,315

		45,765,852
BUILDING MATERIALS – 0.18%
AAON Inc.	3,290	74,420
Apogee Enterprises Inc.	6,534	103,303
Armstrong World Industries Inc.(a)	5,215	189,357
Broadwind Energy Inc.(a)(b)	7,146	31,943
Builders FirstSource Inc.(a)(b)	9,139	28,788
Comfort Systems USA Inc.	9,457	118,118
Drew Industries Inc.(a)	4,885	107,568
Eagle Materials Inc.	10,654	282,757
Interline Brands Inc.(a)	8,295	158,766
Lennox International Inc.	11,484	508,971
LSI Industries Inc.	4,249	28,978
Martin Marietta Materials Inc.(b)	10,824	904,345
Masco Corp.	87,004	1,350,302
NCI Building Systems Inc.(a)	4,482	49,481
Owens Corning(a)	20,457	520,426
Quanex Building Products Corp.	8,789	145,282
Simpson Manufacturing Co. Inc.	9,672	268,495
Texas Industries Inc.	5,507	188,174
Trex Co. Inc.(a)(b)	3,196	68,043
U.S. Concrete Inc.(a)(b)	8,289	3,150
Universal Forest Products Inc.	4,561	175,690
USG Corp.(a)(b)	10,015	171,857

		5,478,214
CHEMICALS – 1.83%
A. Schulman Inc.	5,228	127,929
Aceto Corp.	5,869	35,449
Air Products and Chemicals Inc.	50,572	3,739,799
Airgas Inc.	19,586	1,246,061
Albemarle Corp.	21,792	928,993
American Vanguard Corp.	4,219	34,385
Arch Chemicals Inc.	6,372	219,133
Ashland Inc.	18,806	992,393
Balchem Corp.	6,234	153,668

Cabot Corp.	15,483	470,683
Celanese Corp. Series A	37,738	1,201,955
CF Industries Holdings Inc.	11,694	1,066,259
Chase Corp.	1,905	24,041
China Green Agriculture Inc.(a) (b)	2,703	37,842
Cytec Industries Inc.	11,343	530,172
Dow Chemical Co. (The)	268,442	7,937,830
E.I. du Pont de Nemours and Co.	218,008	8,118,618
Eastman Chemical Co.	17,633	1,122,869
Ecolab Inc.	56,740	2,493,723
Ferro Corp.(a)	19,975	175,580
FMC Corp.	17,513	1,060,237
H.B. Fuller Co.	11,531	267,635
Hawkins Inc.(b)	1,960	47,432
Huntsman Corp.	38,445	463,262
ICO Inc.	6,512	52,617
Innophos Holdings Inc.	3,998	111,544
Innospec Inc.(a)	5,476	62,207
International Flavors & Fragrances Inc.	18,787	895,576
Intrepid Potash Inc.(a)(b)	9,878	299,600
Kraton Performance Polymers Inc.	2,714	48,472
Landec Corp.(a)	5,042	33,428
Lubrizol Corp.	16,134	1,479,810
Minerals Technologies Inc.	4,355	225,763
Mosaic Co. (The)	37,954	2,306,465
NewMarket Corp.	2,410	248,206
NL Industries Inc.	1,662	14,260
Olin Corp.	19,496	382,512
OM Group Inc.(a)	7,071	239,565
OMNOVA Solutions Inc.(a)	9,320	73,162
PolyOne Corp.(a)	21,321	218,327
PPG Industries Inc.	39,656	2,593,502
Praxair Inc.	74,217	6,160,011
Quaker Chemical Corp.	2,475	67,097
Rockwood Holdings Inc.(a)	11,723	312,066
RPM International Inc.	31,089	663,439
Sensient Technologies Corp.	12,157	353,282
ShengdaTech Inc.(a)(b)	6,501	48,692
Sherwin-Williams Co. (The)	22,436	1,518,468
Sigma-Aldrich Corp.	29,504	1,583,185
Solutia Inc.(a)	28,540	459,779
Spartech Corp.(a)	7,291	85,305
Stepan Co.	1,968	109,992
Symyx Technologies Inc.(a)	7,685	34,506
Terra Industries Inc.	24,536	1,122,767
Valhi Inc.	1,585	31,193
Valspar Corp. (The)	24,034	708,522
W.R. Grace & Co.(a)	17,796	494,017
Westlake Chemical Corp.	4,406	113,631
Zep Inc.	5,061	110,735
Zoltek Companies Inc.(a)(b)	7,058	68,039

		55,825,690
COAL – 0.34%
Alpha Natural Resources Inc.(a)	29,084	1,451,001
Arch Coal Inc.	39,136	894,258
Cloud Peak Energy Inc.(a)	7,416	123,402
CONSOL Energy Inc.	43,427	1,852,596
International Coal Group Inc.(a)	27,536	125,840
James River Coal Co.(a)	7,456	118,550
Massey Energy Co.	23,254	1,215,952

Patriot Coal Corp.(a)	17,621	360,526
Peabody Energy Corp.	64,361	2,941,298
Walter Energy Inc.	12,717	1,173,398
Westmoreland Coal Co.(a)	2,323	29,316

		10,286,137
COMMERCIAL SERVICES – 2.06%
Aaron’s Inc.	11,492	383,143
ABM Industries Inc.	11,373	241,108
Administaff Inc.	5,356	114,297
Advance America Cash Advance Centers Inc.	9,780	56,920
Advisory Board Co. (The)(a)	3,519	110,848
Albany Molecular Research Inc.(a)	5,991	50,025
Alliance Data Systems Corp.(a)	12,866	823,295
American Caresource Holdings Inc.(a)	2,555	4,522
American Public Education Inc.(a)	4,284	199,634
AMN Healthcare Services Inc.(a)	7,961	70,057
Apollo Group Inc. Class A(a)	31,807	1,949,451
Arbitron Inc.	6,281	167,451
Avis Budget Group Inc.(a)	23,991	275,896
Barrett Business Services Inc.	2,094	28,395
Bowne & Co. Inc.	9,841	109,826
Bridgepoint Education Inc.(a)(b)	3,111	76,468
Brink's Home Security Holdings Inc.(a)	11,035	469,539
Capella Education Co.(a)	3,407	316,306
Cardtronics Inc.(a)	2,494	31,350
Career Education Corp.(a)	16,752	530,033
Cass Information Systems Inc.	1,618	50,401
CBIZ Inc.(a)	10,842	71,232
CDI Corp.	2,908	42,631
Cenveo Inc.(a)	12,331	106,786
Chemed Corp.	5,534	300,939
ChinaCast Education Corp.(a)	6,607	48,297
Coinstar Inc.(a)(b)	7,193	233,772
Compass Diversified Holdings	6,599	100,701
Consolidated Graphics Inc.(a)	2,450	101,454
Convergys Corp.(a)	23,755	291,236
Corinthian Colleges Inc.(a)	19,555	343,972
Cornell Companies Inc.(a)	2,477	45,354
Corporate Executive Board Co. (The)	8,600	228,674
Corrections Corp. of America(a)	28,248	561,005
CorVel Corp.(a)	1,751	62,598
CoStar Group Inc.(a)(b)	5,021	208,472
CPI Corp.	1,228	17,020
CRA International Inc.(a)	2,680	61,426
Cross Country Healthcare Inc.(a)	7,309	73,894
Deluxe Corp.	11,838	229,894
DeVry Inc.	14,888	970,698
Diamond Management & Technology Consultants Inc.	5,149	40,420
Dollar Financial Corp.(a)	5,340	128,480
Dollar Thrifty Automotive Group Inc.(a)	6,645	213,504
DynCorp International Inc.(a)	5,890	67,676
Education Management Corp.(a)	5,573	122,049
Electro Rent Corp.	4,885	64,140
Emergency Medical Services Corp. Class A(a)	7,034	397,773
Equifax Inc.	30,441	1,089,788
Euronet Worldwide Inc.(a)	12,051	222,100
ExlService Holdings Inc.(a)	3,064	51,108
Exponent Inc.(a)	3,429	97,795
Forrester Research Inc.(a)	3,480	104,644
Franklin Covey Co.(a)	3,329	26,432

FTI Consulting Inc.(a)	11,237	441,839
Gartner Inc.(a)	16,293	362,356
Genpact Ltd.(a)	14,430	241,991
GEO Group Inc. (The)(a)	12,162	241,051
Global Cash Access Inc.(a)	10,066	82,239
Grand Canyon Education Inc.(a)	3,903	102,024
Great Lakes Dredge & Dock Corp.	11,368	59,682
H&E Equipment Services Inc.(a)	6,659	71,784
H&R Block Inc.	82,224	1,463,587
Hackett Group Inc. (The)(a)	9,769	27,158
Healthcare Services Group Inc.	10,006	224,034
HealthSpring Inc.(a)	11,568	203,597
Heartland Payment Systems Inc.	8,610	160,146
Heidrick & Struggles International Inc.	4,181	117,193
Hertz Global Holdings Inc.(a)	45,435	453,896
Hewitt Associates Inc. Class A(a)	20,252	805,625
Hill International Inc.(a)	5,518	32,170
Hillenbrand Inc.	14,642	321,978
HMS Holdings Corp.(a)	6,027	307,317
Huron Consulting Group Inc.(a)	4,976	101,013
ICF International Inc.(a)	2,471	61,380
Integrated Electrical Services Inc.(a)	1,666	9,413
Interactive Data Corp.	8,400	268,800
Iron Mountain Inc.	43,897	1,202,778
ITT Educational Services Inc.(a)	8,610	968,453
Jackson Hewitt Tax Service Inc.(a)(b)	6,996	13,992
K12 Inc.(a)(b)	5,582	123,976
KAR Auction Services Inc.(a)	6,714	101,113
Kelly Services Inc. Class A(a)	6,989	116,437
Kendle International Inc.(a)	4,244	74,185
Kenexa Corp.(a)	6,132	84,315
Kforce Inc.(a)	7,371	112,113
Korn/Ferry International(a)	10,935	193,003
Landauer Inc.	2,224	145,049
Learning Tree International Inc.(a)	2,063	29,026
Lender Processing Services Inc.	22,298	841,750
Lincoln Educational Services Corp.(a)	2,224	56,267
Live Nation Entertainment Inc.(a)	32,683	473,904
Mac-Gray Corp.	2,441	27,559
Manpower Inc.	18,743	1,070,600
MasterCard Inc. Class A	20,554	5,220,716
MAXIMUS Inc.	4,259	259,501
McGrath RentCorp	5,901	142,981
McKesson Corp.	65,523	4,306,172
Medifast Inc.(a)	2,821	70,892
MedQuist Inc.(b)	2,224	17,369
Michael Baker Corp.(a)	1,677	57,823
Midas Inc.(a)	3,417	38,544
Monro Muffler Brake Inc.	4,371	156,307
Monster Worldwide Inc.(a)(b)	30,975	514,495
Moody’s Corp.	45,636	1,357,671
Morningstar Inc.(a)	4,688	225,446
Multi-Color Corp.	3,137	37,581
National Research Corp.	338	8,558
Navigant Consulting Inc.(a)	11,410	138,403
Net 1 UEPS Technologies Inc.(a)	7,530	138,477
Nobel Learning Communities Inc.(a)	1,009	7,911
Odyssey Marine Exploration Inc.(a)	15,165	19,866
On Assignment Inc.(a)	8,045	57,361
PAREXEL International Corp.(a)	13,441	313,310
Pharmaceutical Product Development Inc.	25,719	610,826

PHH Corp.(a)	13,440	316,781
Pre-Paid Legal Services Inc.(a)(b)	1,379	52,195
Princeton Review Inc. (The)(a)	3,234	11,287
Providence Service Corp. (The)(a)	1,889	28,694
QC Holdings Inc.	822	4,250
Quanta Services Inc.(a)	50,167	961,200
R.R. Donnelley & Sons Co.	49,970	1,066,859
Rent-A-Center Inc.(a)	15,596	368,845
Resources Connection Inc.(a)	11,294	216,506
Rewards Network Inc.	1,845	24,723
RiskMetrics Group Inc.(a)	5,004	113,140
Robert Half International Inc.	36,900	1,122,867
Rollins Inc.	11,071	240,019
RSC Holdings Inc.(a)	11,331	90,195
Saba Software Inc.(a)(b)	5,686	28,146
SAIC Inc.(a)	95,962	1,698,527
Service Corp. International	59,748	548,487
SFN Group Inc.(a)	13,269	106,285
Sotheby’s	16,562	514,913
Standard Parking Corp.(a)	2,385	39,162
StarTek Inc.(a)	2,945	20,468
Steiner Leisure Ltd.(a)	3,295	146,034
Stewart Enterprises Inc. Class A	21,561	134,756
Strayer Education Inc.(b)	3,425	834,056
SuccessFactors Inc.(a)	11,229	213,800
Team Health Holdings Inc.(a)	3,713	62,378
Team Inc.(a)	4,491	74,506
TeleTech Holdings Inc.(a)	8,057	137,614
TNS Inc.(a)	6,520	145,396
Towers Watson & Co. Class A	10,207	484,832
Transcend Services Inc.(a)	1,422	23,107
Tree.com Inc.(a)	1,503	13,752
TrueBlue Inc.(a)	10,646	165,013
United Rentals Inc.(a)	14,384	134,922
Universal Technical Institute Inc.(a)	4,407	100,568
Valassis Communications Inc.(a)	12,036	334,962
Verisk Analytics Inc. Class A(a)	23,738	669,412
Viad Corp.	4,998	102,709
Visa Inc. Class A	108,131	9,843,165
Volt Information Sciences Inc.(a)	3,304	33,734
Weight Watchers International Inc.	8,433	215,294
Western Union Co.	169,055	2,867,173
Wright Express Corp.(a)	9,526	286,923

		62,877,587
COMPUTERS – 5.37%
Agilysys Inc.	2,760	30,829
Apple Inc.(a)	214,876	50,480,819
Brocade Communications Systems Inc.(a)	106,705	609,286
CACI International Inc. Class A(a)	7,311	357,142
Cadence Design Systems Inc.(a)	65,046	433,206
CIBER Inc.(a)	19,048	71,240
Cognizant Technology Solutions Corp. Class A(a)	70,295	3,583,639
Cogo Group Inc.(a)	6,659	46,546
Compellent Technologies Inc.(a)	4,432	77,782
Computer Sciences Corp.(a)	36,494	1,988,558
Computer Task Group Inc.(a)	3,802	27,564
COMSYS IT Partners Inc.(a)	3,859	67,455
Cray Inc.(a)	7,384	43,935
Dell Inc.(a)	413,320	6,203,933
Diebold Inc.	16,222	515,211

DST Systems Inc.	9,320	386,314
Dynamics Research Corp.(a)	2,211	24,918
Echelon Corp.(a)(b)	8,627	77,384
Electronics For Imaging Inc.(a)	11,115	129,267
eLoyalty Corp.(a)(b)	1,557	8,766
EMC Corp.(a)	484,287	8,736,537
FactSet Research Systems Inc.	10,207	748,888
Fortinet Inc.(a)	3,030	53,267
Furmanite Corp.(a)	8,682	45,060
Hewlett-Packard Co.	576,028	30,615,888
iGATE Corp.	5,064	49,273
IHS Inc. Class A(a)	11,525	616,242
Imation Corp.(a)	6,808	74,956
Immersion Corp.(a)	6,870	34,350
Innodata Isogen Inc.(a)(b)	5,328	21,578
Insight Enterprises Inc.(a)	11,219	161,105
Integral Systems Inc.(a)	3,776	36,363
International Business Machines Corp.	318,284	40,819,923
Isilon Systems Inc.(a)	4,992	42,981
Jack Henry & Associates Inc.	20,121	484,111
Lexmark International Inc. Class A(a)	19,056	687,540
Limelight Networks Inc.(a)	8,992	32,911
LivePerson Inc.(a)	8,979	68,869
Manhattan Associates Inc.(a)	5,143	131,044
Maxwell Technologies Inc.(a)	5,973	74,005
Mentor Graphics Corp.(a)	23,849	191,269
Mercury Computer Systems Inc.(a)	5,136	70,466
MICROS Systems Inc.(a)	19,587	644,021
MTS Systems Corp.	4,132	119,952
NCI Inc. Class A(a)	1,582	47,824
NCR Corp.(a)	38,154	526,525
Ness Technologies Inc.(a)	10,474	66,091
NetApp Inc.(a)	80,041	2,606,135
Netezza Corp.(a)	12,210	156,166
NetScout Systems Inc.(a)	5,271	77,958
Palm Inc.(a)(b)	39,789	149,607
PAR Technology Corp.(a)	2,007	12,142
Quantum Corp.(a)	48,053	126,379
Radiant Systems Inc.(a)	6,054	86,391
RadiSys Corp.(a)	5,086	45,571
Rimage Corp.(a)	2,377	34,371
Riverbed Technology Inc.(a)	13,308	377,947
SanDisk Corp.(a)	54,556	1,889,274
Seagate Technology(a)	118,747	2,168,320
Sigma Designs Inc.(a)(b)	6,923	81,207
Silicon Graphics International Corp.(a)	6,502	69,506
Silicon Storage Technology Inc.(a)	20,981	63,782
SMART Modular Technologies (WWH) Inc.(a)	7,192	55,450
SRA International Inc. Class A(a)	9,629	200,187
STEC Inc.(a)	6,089	72,946
Stratasys Inc.(a)	4,678	114,050
Super Micro Computer Inc.(a)	5,356	92,552
Sykes Enterprises Inc.(a)	9,322	212,915
Synaptics Inc.(a)	8,552	236,121
Synopsys Inc.(a)	34,744	777,223
Syntel Inc.	3,331	128,144
Teradata Corp.(a)	42,000	1,213,380
3D Systems Corp.(a)	4,137	56,470
3PAR Inc.(a)(b)	6,106	61,060
Tier Technologies Inc. Class B(a)	3,753	29,874
Tyler Technologies Inc.(a)	7,546	141,412

Unisys Corp.(a)	10,239	357,239
Virtusa Corp.(a)	3,812	39,302
Western Digital Corp.(a)	53,805	2,097,857

		164,195,771
COSMETICS & PERSONAL CARE – 1.98%
Alberto-Culver Co.	20,959	548,078
Avon Products Inc.	102,663	3,477,196
Colgate-Palmolive Co.	120,233	10,251,066
Elizabeth Arden Inc.(a)	5,545	99,810
Estee Lauder Companies Inc. (The) Class A	26,868	1,742,927
Inter Parfums Inc.	2,907	43,082
Procter & Gamble Co. (The)	702,050	44,418,704
Revlon Inc. Class A(a)	4,446	66,023

		60,646,886
DISTRIBUTION & WHOLESALE – 0.32%
Beacon Roofing Supply Inc.(a)	10,318	197,383
BlueLinx Holdings Inc.(a)(b)	2,843	10,832
BMP Sunstone Corp.(a)	7,245	36,660
Brightpoint Inc.(a)	11,641	87,657
Central European Distribution Corp.(a)	14,586	510,656
Chindex International Inc.(a)	2,628	31,037
Core-Mark Holding Co. Inc.(a)	2,045	62,597
Fastenal Co.(b)	31,745	1,523,443
Genuine Parts Co.	38,637	1,632,027
Houston Wire & Cable Co.	3,805	44,062
Ingram Micro Inc. Class A(a)	39,161	687,276
LKQ Corp.(a)	33,834	686,830
MWI Veterinary Supply Inc.(a)	2,799	113,080
Owens & Minor Inc.	10,207	473,503
Pool Corp.	11,347	256,896
Rentrak Corp.(a)	2,108	45,427
ScanSource Inc.(a)	6,779	195,100
Tech Data Corp.(a)	11,981	502,004
United Stationers Inc.(a)	5,525	325,146
W.W. Grainger Inc.	14,917	1,612,826
Watsco Inc.	6,404	364,260
WESCO International Inc.(a)(b)	9,875	342,761

		9,741,463
DIVERSIFIED FINANCIAL SERVICES – 4.96%
Affiliated Managers Group Inc.(a)	9,833	776,807
American Express Co.	244,201	10,075,733
AmeriCredit Corp.(a)	21,791	517,754
Ameriprise Financial Inc.	61,561	2,792,407
Ampal-American Israel Corp. Class A(a)	4,128	11,476
Artio Global Investors Inc. Class A	6,694	165,610
Asset Acceptance Capital Corp.(a)(b)	3,825	24,136
BGC Partners Inc. Class A	12,786	78,122
BlackRock Inc.(c)	7,703	1,677,405
Broadpoint Gleacher Securities Inc.(a)	12,681	50,724
Calamos Asset Management Inc. Class A	5,345	76,647
California First National Bancorp(b)	450	6,007
Capital One Financial Corp.	109,028	4,514,849
Charles Schwab Corp. (The)	229,071	4,281,337
Citigroup Inc.(a)	4,554,389	18,445,275
CME Group Inc.	16,022	5,064,715
Cohen & Steers Inc.(b)	4,128	103,035
CompuCredit Holdings Corp.(b)	4,625	23,865
Cowen Group Inc. Class A(a)	3,836	21,712

Credit Acceptance Corp.(a)	1,287	53,076
Diamond Hill Investment Group Inc.	555	38,073
Discover Financial Services	129,160	1,924,484
Doral Financial Corp.(a)	1,212	5,224
Duff & Phelps Corp. Class A	4,295	71,898
E*TRADE Financial Corp.(a)	376,559	621,322
Eaton Vance Corp.	28,130	943,480
Encore Capital Group Inc.(a)	3,662	60,240
Epoch Holding Corp.	1,956	22,083
Evercore Partners Inc. Class A	3,289	98,670
FBR Capital Markets Corp.(a)	5,850	26,617
Federated Investors Inc. Class B	21,434	565,429
First Marblehead Corp. (The)(a)(b)	14,320	40,669
Franklin Resources Inc.	36,346	4,030,771
GAMCO Investors Inc. Class A	1,983	90,226
GFI Group Inc.	15,254	88,168
GLG Partners Inc.(a)	45,182	138,709
Goldman Sachs Group Inc. (The)	121,263	20,691,106
Greenhill & Co. Inc.	4,885	401,010
Interactive Brokers Group Inc. Class A(a)	9,643	155,734
IntercontinentalExchange Inc.(a)	17,645	1,979,416
International Assets Holding Corp.(a)	3,777	56,542
Invesco Ltd.	100,572	2,203,533
Investment Technology Group Inc.(a)	10,555	176,163
Janus Capital Group Inc.	43,870	626,902
Jefferies Group Inc.(b)	28,146	666,216
JMP Group Inc.	3,060	26,010
JPMorgan Chase & Co.	957,329	42,840,473
KBW Inc.(a)	8,373	225,234
Knight Capital Group Inc. Class A(a)	22,031	335,973
LaBranche & Co. Inc.(a)	12,234	64,351
Lazard Ltd. Class A(b)	18,677	666,769
Legg Mason Inc.	38,573	1,105,888
MarketAxess Holdings Inc.	7,116	111,935
MF Global Holdings Ltd.(a)	22,901	184,811
Morgan Stanley	327,079	9,580,144
NASDAQ OMX Group Inc. (The)(a)	32,382	683,908
National Financial Partners Corp.(a)	9,349	131,821
Nelnet Inc. Class A	4,128	76,616
NewStar Financial Inc.(a)	6,235	39,779
NYSE Euronext Inc.	62,363	1,846,568
Ocwen Financial Corp.(a)	13,611	150,946
Oppenheimer Holdings Inc. Class A	2,662	67,908
optionsXpress Holdings Inc.(a)	9,972	162,444
Penson Worldwide Inc.(a)	5,397	54,348
Piper Jaffray Companies(a)	4,645	187,193
Portfolio Recovery Associates Inc.(a)	4,095	224,693
Pzena Investment Management Inc. Class A(a)	1,494	11,399
Raymond James Financial Inc.	23,237	621,357
Sanders Morris Harris Group Inc.	4,293	26,574
SLM Corp.(a)	111,927	1,401,326
Stifel Financial Corp.(a)	7,288	391,730
Student Loan Corp. (The)	912	32,403
SWS Group Inc.	6,526	75,245
T. Rowe Price Group Inc.	61,629	3,385,281
TD AMERITRADE Holding Corp.(a)	63,333	1,207,127
Teton Advisors Inc. Class B(d)	32	384
Thomas Weisel Partners Group Inc.(a)	5,012	19,647
TradeStation Group Inc.(a)	9,089	63,714
U.S. Global Investors Inc. Class A	2,701	26,713
Virtus Investment Partners Inc.(a)	1,337	27,863

Waddell & Reed Financial Inc. Class A	20,751	747,866
Westwood Holdings Group Inc.	1,209	44,491
World Acceptance Corp.(a)	4,267	153,953

		151,488,262
ELECTRIC – 3.00%
AES Corp. (The)(a)	160,900	1,769,900
Allegheny Energy Inc.	40,627	934,421
ALLETE Inc.	7,019	234,996
Alliant Energy Corp.	26,681	887,410
Ameren Corp.	56,928	1,484,682
American Electric Power Co. Inc.	115,020	3,931,384
Avista Corp.	13,313	275,712
Black Hills Corp.	9,354	283,894
Calpine Corp.(a)	81,318	966,871
CenterPoint Energy Inc.	93,823	1,347,298
Central Vermont Public Service Corp.	3,341	67,388
CH Energy Group Inc.	3,998	163,278
Cleco Corp.	14,248	378,284
CMS Energy Corp.	55,049	851,058
Consolidated Edison Inc.	66,113	2,944,673
Constellation Energy Group Inc.	44,266	1,554,179
Dominion Resources Inc.	142,420	5,854,886
DPL Inc.	27,660	752,075
DTE Energy Co.	39,442	1,759,113
Duke Energy Corp.	310,558	5,068,307
Dynegy Inc. Class A(a)	117,445	147,981
Edison International	78,653	2,687,573
El Paso Electric Co.(a)	10,526	216,836
Empire District Electric Co. (The)	9,147	164,829
EnerNOC Inc.(a)(b)	3,243	96,252
Entergy Corp.	47,306	3,848,343
Exelon Corp.	158,941	6,963,205
FirstEnergy Corp.	73,197	2,861,271
FPL Group Inc.	99,137	4,791,291
Great Plains Energy Inc.	32,797	609,040
Hawaiian Electric Industries Inc.	21,718	487,569
IDACORP Inc.	11,496	397,992
Integrys Energy Group Inc.	18,458	874,540
ITC Holdings Corp.	11,861	652,355
MDU Resources Group Inc.	44,487	960,029
MGE Energy Inc.	5,772	204,098
Mirant Corp.(a)	35,276	383,097
Northeast Utilities	42,489	1,174,396
NorthWestern Corp.	8,770	235,124
NRG Energy Inc.(a)	63,833	1,334,110
NSTAR	25,468	902,077
NV Energy Inc.	56,159	692,440
OGE Energy Corp.	23,211	903,836
Ormat Technologies Inc.	4,548	127,981
Otter Tail Corp.	8,496	186,572
Pepco Holdings Inc.	53,312	914,301
PG&E Corp.	88,866	3,769,696
Pike Electric Corp.(a)	4,138	38,566
Pinnacle West Capital Corp.	24,408	920,914
PNM Resources Inc.	20,783	260,411
Portland General Electric Co.	18,308	353,527
PPL Corp.	90,768	2,515,181
Progress Energy Inc.	66,986	2,636,569
Public Service Enterprise Group Inc.	121,907	3,598,695
RRI Energy Inc.(a)	85,448	315,303

SCANA Corp.	29,505	1,109,093
Southern Co.	188,785	6,260,111
TECO Energy Inc.	50,817	807,482
U.S. Geothermal Inc.(a)(b)	14,778	13,448
UIL Holdings Corp.	7,479	205,672
UniSource Energy Corp.	8,553	268,906
Unitil Corp.	2,304	53,568
Westar Energy Inc.	26,781	597,216
Wisconsin Energy Corp.	28,135	1,390,150
Xcel Energy Inc.	110,234	2,336,961

		91,778,416
ELECTRICAL COMPONENTS & EQUIPMENT – 0.53%
A123 Systems Inc.(a)(b)	6,830	93,844
Advanced Battery Technologies Inc.(a)(b)	15,419	60,134
Advanced Energy Industries Inc.(a)	8,174	135,361
American Superconductor Corp.(a)(b)	10,399	300,531
AMETEK Inc.	26,206	1,086,501
Belden Inc.	11,492	315,570
China BAK Battery Inc.(a)(b)	7,162	17,260
Emerson Electric Co.	180,797	9,101,321
Encore Wire Corp.	4,885	101,608
Energizer Holdings Inc.(a)	16,747	1,051,042
Energy Conversion Devices Inc.(a)(b)	11,370	89,027
EnerSys Inc.(a)	9,554	235,602
Fushi Copperweld Inc.(a)	5,631	63,180
Generac Holdings Inc.(a)	4,552	63,774
General Cable Corp.(a)	12,444	335,988
GrafTech International Ltd.(a)	29,898	408,706
Graham Corp.	2,303	41,431
Greatbatch Inc.(a)	5,156	109,256
Harbin Electric Inc.(a)(b)	4,235	91,434
Hubbell Inc. Class B	14,445	728,461
Insteel Industries Inc.	4,235	45,272
Lihua International Inc.(a)	753	6,913
Littelfuse Inc.(a)	4,966	188,758
Molex Inc.	31,474	656,548
NIVS IntelliMedia Technology Group Inc.(a)	2,021	7,761
Orion Energy Systems Inc.(a)(b)	3,369	16,508
Powell Industries Inc.(a)	1,835	59,693
Power-One Inc.(a)(b)	16,819	70,976
PowerSecure International Inc.(a)	4,086	32,198
SatCon Technology Corp.(a)	12,373	30,066
SmartHeat Inc.(a)	1,596	17,141
SunPower Corp. Class A(a)(b)	23,328	440,899
Ultralife Corp.(a)(b)	2,927	11,737
Universal Display Corp.(a)(b)	6,451	75,928
Valence Technology Inc.(a)(b)	12,098	10,283
Vicor Corp.(a)	4,457	61,551

		16,162,263
ELECTRONICS – 0.92%
Agilent Technologies Inc.(a)	82,698	2,843,984
American Science and Engineering Inc.	2,208	165,423
Amphenol Corp. Class A	41,543	1,752,699
Analogic Corp.	3,262	139,385
Arrow Electronics Inc.(a)	28,599	861,688
Avnet Inc.(a)	36,049	1,081,470
AVX Corp.	11,541	163,882
Badger Meter Inc.	3,313	127,584
Bel Fuse Inc. Class B	2,715	54,707

Benchmark Electronics Inc.(a)	15,704	325,701
Brady Corp. Class A	11,834	368,274
Checkpoint Systems Inc.(a)	9,014	199,390
China Security & Surveillance Technology Inc.(a)	11,851	91,134
Cogent Inc.(a)	9,946	101,449
Coherent Inc.(a)	5,558	177,634
CTS Corp.	8,187	77,122
Cubic Corp.	3,563	128,268
Cymer Inc.(a)	7,406	276,244
Daktronics Inc.	7,256	55,291
DDi Corp.(a)	4,885	27,698
Dionex Corp.(a)	4,127	308,617
Dolby Laboratories Inc. Class A(a)	12,869	755,024
Electro Scientific Industries Inc.(a)	6,101	78,154
FARO Technologies Inc.(a)	3,720	95,790
FEI Co.(a)	9,304	213,155
FLIR Systems Inc.(a)	36,474	1,028,567
Garmin Ltd.(b)	27,321	1,051,312
Gentex Corp.	33,560	651,735
ICx Technologies Inc.(a)(b)	1,102	7,681
II-VI Inc.(a)	6,402	216,644
Itron Inc.(a)	9,492	688,834
Jabil Circuit Inc.	45,781	741,194
L-1 Identity Solutions Inc.(a)	18,888	168,670
LaBarge Inc.(a)	2,855	31,548
Measurement Specialties Inc.(a)	3,321	48,852
MEMSIC Inc.(a)	3,801	12,125
Methode Electronics Inc.	9,322	92,288
Mettler-Toledo International Inc.(a)	8,222	897,842
Multi-Fineline Electronix Inc.(a)	2,069	53,297
National Instruments Corp.	13,495	450,058
NVE Corp.(a)(b)	1,065	48,244
OSI Systems Inc.(a)	3,487	97,810
OYO Geospace Corp.(a)	907	43,364
Park Electrochemical Corp.	4,598	132,147
PerkinElmer Inc.	27,933	667,599
Plexus Corp.(a)	9,644	347,473
RAE Systems Inc.(a)	9,881	8,053
Rofin-Sinar Technologies Inc.(a)	7,124	161,145
Rogers Corp.(a)	4,120	119,521
Spectrum Control Inc.(a)	2,605	30,452
SRS Labs Inc.(a)	3,165	31,460
Stoneridge Inc.(a)	3,307	32,706
Taser International Inc.(a)	14,229	83,382
Technitrol Inc.	9,709	51,264
Thermo Fisher Scientific Inc.(a)	100,967	5,193,742
Thomas & Betts Corp.(a)	12,838	503,763
Trimble Navigation Ltd.(a)	28,834	828,112
TTM Technologies Inc.(a)	9,690	86,047
Varian Inc.(a)	7,191	372,350
Vishay Intertechnology Inc.(a)	43,931	449,414
Waters Corp.(a)	23,086	1,559,228
Watts Water Technologies Inc. Class A	7,187	223,228
Woodward Governor Co.	14,236	455,267
X-Rite Inc.(a)	6,314	19,131
Zygo Corp.(a)	3,713	34,271

		28,189,587
ENERGY - ALTERNATE SOURCES – 0.09%
Ascent Solar Technologies Inc.(a)(b)	4,493	17,298
Clean Energy Fuels Corp.(a)(b)	8,100	184,518

Comverge Inc.(a)	5,202	58,835
Covanta Holding Corp.(a)	31,105	518,209
Ener1 Inc.(a)(b)	12,145	57,446
Evergreen Energy Inc.(a)(b)	44,492	8,009
Evergreen Solar Inc.(a)(b)	48,337	54,621
First Solar Inc.(a)(b)	12,451	1,527,115
FuelCell Energy Inc.(a)(b)	19,664	55,452
Green Plains Renewable Energy Inc.(a)	2,211	31,551
GT Solar International Inc.(a)	7,200	37,656
Headwaters Inc.(a)	14,986	68,786
Syntroleum Corp.(a)	13,440	28,493

		2,647,989
ENGINEERING & CONSTRUCTION – 0.32%
AECOM Technology Corp.(a)	22,945	650,950
Argan Inc.(a)(b)	1,666	21,658
Dycom Industries Inc.(a)	9,433	82,727
EMCOR Group Inc.(a)	16,019	394,548
ENGlobal Corp.(a)	6,080	16,842
Fluor Corp.	43,146	2,006,720
Granite Construction Inc.	8,213	248,197
Insituform Technologies Inc. Class A(a)	9,130	242,949
Jacobs Engineering Group Inc.(a)	29,723	1,343,182
KBR Inc.	38,507	853,315
Layne Christensen Co.(a)	4,477	119,581
McDermott International Inc.(a)	54,701	1,472,551
Mistras Group Inc.(a)	2,421	24,186
MYR Group Inc.(a)	3,998	65,207
Orion Marine Group Inc.(a)	6,393	115,394
Shaw Group Inc. (The)(a)	20,041	689,811
Stanley Inc.(a)	2,685	75,959
Sterling Construction Co. Inc.(a)	4,345	68,303
Tutor Perini Corp.(a)	6,267	136,307
URS Corp.(a)	20,282	1,006,190
VSE Corp.	940	38,690

		9,673,267
ENTERTAINMENT – 0.18%
Ascent Media Corp. Class A(a)	3,257	88,753
Bally Technologies Inc.(a)	13,445	545,060
Bluegreen Corp.(a)	2,331	7,622
Carmike Cinemas Inc.(a)	2,723	37,768
Churchill Downs Inc.	2,471	92,663
Cinemark Holdings Inc.	8,420	154,423
Dover Downs Gaming & Entertainment Inc.	3,579	14,173
DreamWorks Animation SKG Inc. Class A(a)	17,450	687,356
Great Wolf Resorts Inc.(a)	7,047	22,409
International Game Technology	71,961	1,327,680
International Speedway Corp. Class A	7,319	188,611
Isle of Capri Casinos Inc.(a)(b)	3,661	28,483
Lakes Entertainment Inc.(a)	6,647	15,288
Madison Square Garden Inc. Class A(a)	14,226	309,131
National CineMedia Inc.	9,655	166,645
Penn National Gaming Inc.(a)	16,225	451,055
Pinnacle Entertainment Inc.(a)	14,147	137,792
Reading International Inc. Class A(a)	4,311	18,408
Regal Entertainment Group Class A	20,081	352,823
Scientific Games Corp. Class A(a)	15,175	213,664
Shuffle Master Inc.(a)	13,955	114,291
Speedway Motorsports Inc.	3,256	50,826
Steinway Musical Instruments Inc.(a)	1,829	34,440

Vail Resorts Inc.(a)	7,353	294,782
Warner Music Group Corp.(a)	11,209	77,454
Youbet.com Inc.(a)	7,402	21,762

		5,453,362
ENVIRONMENTAL CONTROL – 0.34%
Calgon Carbon Corp.(a)(b)	12,868	220,300
Clean Harbors Inc.(a)	5,099	283,300
Darling International Inc.(a)	18,561	166,307
Energy Recovery Inc.(a)(b)	7,546	47,540
EnergySolutions Inc.	17,908	115,148
Fuel Tech Inc.(a)(b)	4,128	33,107
Heritage-Crystal Clean Inc.(a)	577	6,520
Metalico Inc.(a)	6,331	37,923
Met-Pro Corp.	3,566	34,947
Mine Safety Appliances Co.	6,254	174,862
Nalco Holding Co.	33,833	823,157
Perma-Fix Environmental Services Inc.(a)	11,361	25,449
Republic Services Inc.	77,223	2,241,012
Stericycle Inc.(a)(b)	20,511	1,117,850
Tetra Tech Inc.(a)	14,629	337,052
US Ecology Inc.	4,896	78,826
Waste Connections Inc.(a)	19,063	647,379
Waste Management Inc.	118,501	4,079,989
Waste Services Inc.(a)	4,456	44,070

		10,514,738
FOOD – 1.91%
American Dairy Inc.(a)(b)	2,233	42,762
American Italian Pasta Co. Class A(a)	4,892	190,152
Arden Group Inc. Class A	214	22,744
B&G Foods Inc. Class A	7,623	79,889
Calavo Growers Inc.	2,495	45,509
Cal-Maine Foods Inc.	3,366	114,074
Campbell Soup Co.	47,121	1,665,727
Chiquita Brands International Inc.(a)	11,094	174,509
ConAgra Foods Inc.	107,574	2,696,880
Corn Products International Inc.	17,734	614,660
Dean Foods Co.(a)	43,505	682,593
Del Monte Foods Co.	47,639	695,529
Diamond Foods Inc.	5,265	221,341
Dole Food Co. Inc.(a)	8,665	102,680
Flowers Foods Inc.	19,023	470,629
Fresh Del Monte Produce Inc.(a)	9,920	200,880
General Mills Inc.	79,418	5,622,000
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	7,839	60,125
H.J. Heinz Co.	75,963	3,464,672
Hain Celestial Group Inc.(a)	9,436	163,715
Hershey Co. (The)	36,948	1,581,744
Hormel Foods Corp.	16,973	713,036
HQ Sustainable Maritime Industries Inc.(a)	1,615	9,690
Imperial Sugar Co.	3,744	58,069
Ingles Markets Inc. Class A	2,812	42,264
J&J Snack Foods Corp.	3,271	142,190
J.M. Smucker Co. (The)	28,520	1,718,615
Kellogg Co.	61,240	3,272,053
Kraft Foods Inc. Class A	416,119	12,583,439
Kroger Co. (The)	156,876	3,397,934
Lance Inc.	7,116	164,593
Lifeway Foods Inc.(a)	1,102	13,081
M&F Worldwide Corp.(a)	2,760	84,456

McCormick & Co. Inc. NVS	31,479	1,207,534
Nash-Finch Co.	3,237	108,925
Overhill Farms Inc.(a)	3,970	23,145
Ralcorp Holdings Inc.(a)	13,755	932,314
Ruddick Corp.	10,058	318,235
Safeway Inc.	93,662	2,328,437
Sanderson Farms Inc.	5,093	273,036
Sara Lee Corp.	168,327	2,344,795
Seaboard Corp.	72	93,535
Seneca Foods Corp. Class A(a)	2,226	64,821
Smart Balance Inc.(a)	14,900	96,552
Smithfield Foods Inc.(a)	33,840	701,842
Spartan Stores Inc.	5,032	72,561
SUPERVALU Inc.	51,204	854,083
Sysco Corp.	142,354	4,199,443
Tootsie Roll Industries Inc.	5,933	160,369
TreeHouse Foods Inc.(a)	7,881	345,739
Tyson Foods Inc. Class A	73,015	1,398,237
United Natural Foods Inc.(a)	10,194	286,757
Village Super Market Inc. Class A	1,470	41,204
Weis Markets Inc.	2,814	102,317
Whole Foods Market Inc.(a)	32,031	1,157,921
Winn-Dixie Stores Inc.(a)	12,763	159,410
Zhongpin Inc.(a)	6,129	77,838

		58,461,284
FOREST PRODUCTS & PAPER – 0.38%
Boise Inc.(a)	8,858	54,300
Buckeye Technologies Inc.(a)	8,742	114,345
Cellu Tissue Holdings Inc.(a)	2,015	20,110
Clearwater Paper Corp.(a)	2,834	139,574
Deltic Timber Corp.	2,495	109,905
Domtar Corp.(a)	10,208	657,497
International Paper Co.	104,091	2,561,680
KapStone Paper and Packaging Corp.(a)	7,270	86,295
Louisiana-Pacific Corp.(a)	30,592	276,858
MeadWestvaco Corp.	40,799	1,042,414
Neenah Paper Inc.	3,424	54,236
Orchids Paper Products Co.(a)(b)	1,151	18,934
P.H. Glatfelter Co.	10,383	150,450
Plum Creek Timber Co. Inc.	39,493	1,536,673
Potlatch Corp.	9,781	342,726
Rayonier Inc.	18,882	857,809
Rock-Tenn Co. Class A	9,081	413,821
Schweitzer-Mauduit International Inc.	4,186	199,086
Temple-Inland Inc.	25,364	518,187
Wausau Paper Corp.(a)	10,331	88,227
Weyerhaeuser Co.	50,993	2,308,453

		11,551,580
GAS – 0.36%
AGL Resources Inc.	18,387	710,658
Atmos Energy Corp.	21,954	627,226
Chesapeake Utilities Corp.	2,246	66,931
Energen Corp.	17,201	800,363
Laclede Group Inc. (The)	5,661	190,889
New Jersey Resources Corp.	10,301	386,906
Nicor Inc.	10,692	448,209
NiSource Inc.	65,860	1,040,588
Northwest Natural Gas Co.	6,402	298,333
Piedmont Natural Gas Co.	17,621	485,987

Sempra Energy	58,970	2,942,603
South Jersey Industries Inc.	6,921	290,613
Southern Union Co.	26,523	672,889
Southwest Gas Corp.	10,768	322,179
UGI Corp.	26,298	697,949
Vectren Corp.	19,331	477,862
WGL Holdings Inc.	12,171	421,725

		10,881,910
HAND & MACHINE TOOLS – 0.17%
Baldor Electric Co.	10,930	408,782
Franklin Electric Co. Inc.	5,817	174,452
Kennametal Inc.	19,548	549,690
K-Tron International Inc.(a)	627	94,031
Lincoln Electric Holdings Inc.	10,205	554,438
Raser Technologies Inc.(a)(b)	11,094	11,094
Regal Beloit Corp.	8,685	515,976
Snap-on Inc.	13,755	596,142
Stanley Black & Decker Inc.	37,693	2,163,955

		5,068,560
HEALTH CARE - PRODUCTS – 3.65%
Abaxis Inc.(a)	4,932	134,101
ABIOMED Inc.(a)	8,203	84,737
Accuray Inc.(a)	10,090	61,448
AGA Medical Holdings Inc.(a)	3,325	54,031
Align Technology Inc.(a)	14,095	272,597
Alphatec Holdings Inc.(a)	5,966	38,003
American Medical Systems Holdings Inc.(a)	18,109	336,465
AngioDynamics Inc.(a)	6,579	102,764
Atrion Corp.	353	50,493
ATS Medical Inc.(a)	10,207	26,538
Baxter International Inc.	145,547	8,470,835
Beckman Coulter Inc.	16,529	1,038,021
Becton, Dickinson and Co.	57,819	4,552,090
Boston Scientific Corp.(a)	363,501	2,624,477
Bovie Medical Corp.(a)(b)	3,717	23,231
Bruker Corp.(a)	12,160	178,144
C.R. Bard Inc.	23,914	2,071,431
Cantel Medical Corp.	2,645	52,503
Cardiac Science Corp.(a)	4,585	8,574
CardioNet Inc.(a)	5,559	42,526
Cardiovascular Systems Inc.(a)	2,224	11,809
CareFusion Corp.(a)	43,157	1,140,640
Cepheid Inc.(a)(b)	13,407	234,354
Clinical Data Inc.(a)(b)	2,846	55,212
Conceptus Inc.(a)	7,986	159,401
CONMED Corp.(a)	6,804	162,003
Cooper Companies Inc. (The)	10,731	417,221
Cutera Inc.(a)	2,769	28,715
Cyberonics Inc.(a)	6,858	131,399
Cynosure Inc. Class A(a)	1,747	19,636
Delcath Systems Inc.(a)(b)	5,981	48,446
DENTSPLY International Inc.	35,841	1,249,059
DexCom Inc.(a)	11,760	114,425
Edwards Lifesciences Corp.(a)	13,445	1,329,442
Electro-Optical Sciences Inc.(a)	6,095	45,225
Endologix Inc.(a)	13,744	55,526
EnteroMedics Inc.(a)(b)	3,724	1,899
ev3 Inc.(a)	18,482	293,125
Exactech Inc.(a)	1,688	35,397

Female Health Co. (The)	4,729	33,907
Gen-Probe Inc.(a)	12,110	605,500
Haemonetics Corp.(a)	6,287	359,302
Hanger Orthopedic Group Inc.(a)	5,792	105,299
Hansen Medical Inc.(a)(b)	8,194	18,764
HeartWare International Inc.(a)	1,646	73,198
Henry Schein Inc.(a)	21,854	1,287,201
Hill-Rom Holdings Inc.	15,302	416,367
Hologic Inc.(a)	61,492	1,140,062
ICU Medical Inc.(a)	2,909	100,215
IDEXX Laboratories Inc.(a)	14,052	808,693
Immucor Inc.(a)	17,051	381,772
Insulet Corp.(a)	8,440	127,360
Intuitive Surgical Inc.(a)	9,151	3,185,738
Invacare Corp.	6,755	179,278
Inverness Medical Innovations Inc.(a)	19,474	758,512
IRIS International Inc.(a)	4,380	44,720
Johnson & Johnson	663,726	43,274,935
Kensey Nash Corp.(a)	1,639	38,664
Kinetic Concepts Inc.(a)	14,764	705,867
LCA-Vision Inc.(a)	5,134	42,715
Luminex Corp.(a)	9,835	165,523
MAKO Surgical Corp.(a)	3,468	46,749
Masimo Corp.	12,580	333,999
Medical Action Industries Inc.(a)	3,254	39,927
Medtronic Inc.	269,485	12,134,910
Merge Healthcare Inc.(a)	5,343	11,060
Meridian Bioscience Inc.	9,573	195,002
Merit Medical Systems Inc.(a)	6,267	95,572
Metabolix Inc.(a)(b)	5,614	68,379
Microvision Inc.(a)(b)	20,072	56,603
Micrus Endovascular Corp.(a)	3,460	68,231
Natus Medical Inc.(a)	6,388	101,633
NuVasive Inc.(a)(b)	8,755	395,726
NxStage Medical Inc.(a)	4,598	52,647
OraSure Technologies Inc.(a)	10,600	62,858
Orthofix International NV(a)	3,853	140,172
Orthovita Inc.(a)	15,756	67,121
Palomar Medical Technologies Inc.(a)	4,245	46,101
Patterson Companies Inc.	24,399	757,589
PSS World Medical Inc.(a)	14,144	332,525
Quidel Corp.(a)	6,518	94,772
ResMed Inc.(a)	18,267	1,162,695
Rochester Medical Corp.(a)	2,197	28,166
Rockwell Medical Technologies Inc.(a)(b)	3,126	18,068
Sirona Dental Systems Inc.(a)	3,814	145,046
Somanetics Corp.(a)	2,986	57,152
SonoSite Inc.(a)	3,804	122,146
Spectranetics Corp.(a)	7,135	49,303
St. Jude Medical Inc.(a)	78,412	3,218,813
Stereotaxis Inc.(a)	6,036	30,240
Steris Corp.	14,115	475,111
Stryker Corp.	81,598	4,669,038
SurModics Inc.(a)	3,493	73,143
Symmetry Medical Inc.(a)	8,075	81,073
Synovis Life Technologies Inc.(a)	2,907	45,146
TECHNE Corp.	8,923	568,306
Thoratec Corp.(a)	13,352	446,624
TomoTherapy Inc.(a)	9,723	33,155
TranS1 Inc.(a)	2,224	7,228
Utah Medical Products Inc.	871	24,501

Varian Medical Systems Inc.(a)	30,097	1,665,267
Vascular Solutions Inc.(a)	3,438	30,908
Vital Images Inc.(a)	3,850	62,255
Volcano Corp.(a)	11,256	271,945
West Pharmaceutical Services Inc.	7,847	329,182
Wright Medical Group Inc.(a)	9,098	161,671
Young Innovations Inc.	1,180	33,229
Zimmer Holdings Inc.(a)	48,846	2,891,683
Zoll Medical Corp.(a)	5,569	146,799

		111,559,004
HEALTH CARE - SERVICES – 1.33%
Aetna Inc.	107,739	3,782,716
Air Methods Corp.(a)	2,441	82,994
Alliance Healthcare Services Inc.(a)	5,914	33,237
Allied Healthcare International Inc.(a)	10,503	28,568
Almost Family Inc.(a)	2,213	83,408
Amedisys Inc.(a)(b)	6,760	373,287
America Service Group Inc.	1,738	27,964
American Dental Partners Inc.(a)	4,476	58,412
AMERIGROUP Corp.(a)	12,730	423,145
AmSurg Corp.(a)	7,921	171,014
Assisted Living Concepts Inc. Class A(a)	2,785	91,459
Bio-Reference Laboratories Inc.(a)	3,143	138,198
Brookdale Senior Living Inc.(a)	10,494	218,590
Capital Senior Living Corp.(a)	5,327	28,020
Centene Corp.(a)	11,209	269,464
Community Health Systems Inc.(a)	22,334	824,795
Continucare Corp.(a)	8,703	32,201
Covance Inc.(a)(b)	15,516	952,527
Coventry Health Care Inc.(a)	36,048	891,107
DaVita Inc.(a)	24,866	1,576,504
Emeritus Corp.(a)	4,496	91,494
Ensign Group Inc. (The)	2,693	46,670
Genoptix Inc.(a)	3,998	141,889
Gentiva Health Services Inc.(a)	6,647	187,977
Health Management Associates Inc. Class A(a)	60,938	524,067
Health Net Inc.(a)	25,232	627,520
HealthSouth Corp.(a)(b)	22,259	416,243
Healthways Inc.(a)	8,202	131,806
Humana Inc.(a)	40,771	1,906,860
IPC The Hospitalist Co. Inc.(a)	3,796	133,278
Kindred Healthcare Inc.(a)	9,194	165,952
Laboratory Corp. of America Holdings(a)(b)	26,255	1,987,766
LHC Group Inc.(a)(b)	3,366	112,862
LifePoint Hospitals Inc.(a)	12,830	471,887
Lincare Holdings Inc.(a)	16,597	744,873
Magellan Health Services Inc.(a)	8,577	372,928
MedCath Corp.(a)	4,104	42,969
MEDNAX Inc.(a)	11,036	642,185
Metropolitan Health Networks Inc.(a)	10,625	34,319
Molina Healthcare Inc.(a)	2,937	73,924
National Healthcare Corp.	2,056	72,741
NightHawk Radiology Holdings Inc.(a)	4,999	15,897
NovaMed Inc.(a)(b)	5,601	19,043
Odyssey Healthcare Inc.(a)	7,788	141,041
Psychiatric Solutions Inc.(a)	13,540	403,492
Quest Diagnostics Inc.	37,276	2,172,818
RadNet Inc.(a)	5,106	16,237
RehabCare Group Inc.(a)	5,771	157,375
Res-Care Inc.(a)	5,540	66,425

Select Medical Holdings Corp.(a)	8,169	68,946
Skilled Healthcare Group Inc. Class A(a)	5,169	31,893
Sun Healthcare Group Inc.(a)	9,833	93,807
Sunrise Senior Living Inc.(a)	10,581	54,175
Tenet Healthcare Corp.(a)	116,334	665,430
Triple-S Management Corp. Class B(a)	5,487	97,394
U.S. Physical Therapy Inc.(a)	2,790	48,546
UnitedHealth Group Inc.	286,225	9,350,971
Universal Health Services Inc. Class B	22,191	778,682
Virtual Radiologic Corp.(a)(b)	1,003	11,033
WellCare Health Plans Inc.(a)	10,514	313,317
WellPoint Inc.(a)	110,587	7,119,591

		40,643,933
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Harbinger Group Inc.(a)	2,955	20,005
Heckmann Corp.(a)	23,304	135,163
Information Services Group Inc.(a)	6,441	21,964
Leucadia National Corp.(a)	45,305	1,124,017
Primoris Services Corp.(b)	2,014	15,588
Resource America Inc. Class A	2,964	14,227

		1,330,964
HOME BUILDERS – 0.19%
AMREP Corp.(a)	562	8,166
Beazer Homes USA Inc.(a)(b)	15,402	69,925
Brookfield Homes Corp.(a)	2,602	22,741
Cavco Industries Inc.(a)	1,575	53,771
China Housing & Land Development Inc.(a)	5,357	20,357
D.R. Horton Inc.	66,027	831,940
Hovnanian Enterprises Inc. Class A(a)(b)	11,617	50,534
KB Home	17,946	300,596
Lennar Corp. Class A	37,858	651,536
M.D.C. Holdings Inc.	8,954	309,898
M/I Homes Inc.(a)	4,120	60,358
Meritage Homes Corp.(a)	7,855	164,955
NVR Inc.(a)	1,409	1,023,639
Pulte Homes Inc.(a)	80,046	900,518
Ryland Group Inc.	10,796	242,262
Skyline Corp.	1,601	29,779
Standard-Pacific Corp.(a)	22,956	103,761
Thor Industries Inc.	8,325	251,498
Toll Brothers Inc.(a)	32,896	684,237
Winnebago Industries Inc.(a)(b)	7,220	105,484

		5,885,955
HOME FURNISHINGS – 0.12%
American Woodmark Corp.	2,701	52,372
Audiovox Corp. Class A(a)	3,797	29,541
DTS Inc.(a)	4,218	143,581
Ethan Allen Interiors Inc.	6,095	125,740
Furniture Brands International Inc.(a)	11,083	71,264
Harman International Industries Inc.(a)	16,571	775,191
Hooker Furniture Corp.	2,718	43,705
Kimball International Inc. Class B	8,910	61,925
La-Z-Boy Inc.(a)(b)	11,738	147,195
Sealy Corp.(a)(b)	10,324	36,134
Stanley Furniture Co. Inc.(a)(b)	2,190	22,250
Tempur-Pedic International Inc.(a)	18,292	551,687
Universal Electronics Inc.(a)	3,349	74,817
Whirlpool Corp.	17,769	1,550,345

		3,685,747
HOUSEHOLD PRODUCTS & WARES – 0.51%
ACCO Brands Corp.(a)	12,384	94,861
American Greetings Corp. Class A	9,172	191,144
Avery Dennison Corp.	27,345	995,631
Blyth Inc.	1,524	47,625
Central Garden & Pet Co. Class A(a)	13,187	120,793
Church & Dwight Co. Inc.	16,824	1,126,367
Clorox Co. (The)	33,357	2,139,518
CSS Industries Inc.	1,794	36,059
Ennis Inc.	5,928	96,449
Fortune Brands Inc.	36,462	1,768,772
Fossil Inc.(a)	11,270	425,330
Helen of Troy Ltd.(a)(b)	6,974	181,742
Jarden Corp.	21,111	702,785
Kimberly-Clark Corp.	99,940	6,284,227
Oil-Dri Corp. of America	1,422	27,487
Prestige Brands Holdings Inc.(a)	7,810	70,290
Scotts Miracle-Gro Co. (The) Class A	10,517	487,463
Standard Register Co. (The)	4,142	22,160
Tupperware Brands Corp.	14,869	716,983
WD-40 Co.	4,310	141,497

		15,677,183
HOUSEWARES – 0.05%
National Presto Industries Inc.	1,085	129,017
Newell Rubbermaid Inc.	67,342	1,023,598
Toro Co. (The)	8,125	399,506

		1,552,121
INSURANCE – 3.07%
Aflac Inc.	112,786	6,123,152
Alleghany Corp.(a)	1,366	397,233
Allied World Assurance Holdings Ltd.	12,072	541,429
Allstate Corp. (The)	129,348	4,179,234
Ambac Financial Group Inc.(a)(b)	69,618	38,763
American Equity Investment Life Holding Co.	13,084	139,345
American Financial Group Inc.	20,760	590,622
American International Group Inc.(a)(b)	29,244	998,390
American National Insurance Co.	3,773	428,386
American Physicians Capital Inc.	1,756	56,104
American Physicians Service Group Inc.	1,337	33,425
American Safety Insurance Holdings Ltd.(a)(b)	2,541	42,155
Amerisafe Inc.(a)	4,333	70,931
AmTrust Financial Services Inc.	6,288	87,718
Aon Corp.	66,798	2,852,943
Arch Capital Group Ltd.(a)(b)	11,008	839,360
Argo Group International Holdings Ltd.(b)	7,259	236,571
Arthur J. Gallagher & Co.	24,376	598,431
Aspen Insurance Holdings Ltd.	19,471	561,544
Assurant Inc.	28,065	964,875
Assured Guaranty Ltd.	29,413	646,204
Axis Capital Holdings Ltd.	31,745	992,349
Baldwin & Lyons Inc. Class B	1,849	44,542
Brown & Brown Inc.	27,764	497,531
Chubb Corp.	79,837	4,139,548
CIGNA Corp.	65,703	2,403,416
Cincinnati Financial Corp.	34,944	1,009,882
Citizens Inc.(a)(b)	9,935	68,651
CNA Financial Corp.(a)	6,893	184,181

CNA Surety Corp.(a)	3,750	66,713
Conseco Inc.(a)	60,705	377,585
Crawford & Co. Class B(a)	5,890	23,972
Delphi Financial Group Inc. Class A	11,351	285,591
Donegal Group Inc. Class A	2,979	43,225
Eastern Insurance Holdings Inc.	2,224	22,551
eHealth Inc.(a)	5,964	93,933
EMC Insurance Group Inc.	1,206	27,159
Employers Holdings Inc.	8,461	125,646
Endurance Specialty Holdings Ltd.	11,332	420,984
Enstar Group Ltd.(a)	1,636	113,146
Erie Indemnity Co. Class A	7,095	306,007
Everest Re Group Ltd.	14,761	1,194,608
FBL Financial Group Inc. Class A	3,343	81,837
Fidelity National Financial Inc. Class A	57,044	845,392
First Acceptance Corp.(a)	3,854	7,862
First American Corp.	24,030	813,175
First Mercury Financial Corp.	3,996	52,068
Flagstone Reinsurance Holdings Ltd.	9,296	106,532
FPIC Insurance Group Inc.(a)	2,785	75,501
Genworth Financial Inc. Class A(a)	117,427	2,153,611
Greenlight Capital Re Ltd. Class A(a)	6,880	183,558
Hallmark Financial Services Inc.(a)	1,023	9,207
Hanover Insurance Group Inc. (The)	11,550	503,696
Harleysville Group Inc.	3,061	103,339
Hartford Financial Services Group Inc. (The)	106,982	3,040,428
HCC Insurance Holdings Inc.	27,251	752,128
Horace Mann Educators Corp.	9,880	148,793
Independence Holding Co.	1,506	14,292
Infinity Property and Casualty Corp.	3,545	161,085
Kansas City Life Insurance Co.	1,035	32,685
Life Partners Holdings Inc.	1,919	42,544
Lincoln National Corp.	72,942	2,239,319
Loews Corp.	78,724	2,934,831
Maiden Holdings Ltd.	11,638	86,005
Markel Corp.(a)	2,347	879,327
Marsh & McLennan Companies Inc.	125,567	3,066,346
Max Capital Group Ltd.(b)	11,156	256,476
MBIA Inc.(a)	32,025	200,797
Meadowbrook Insurance Group Inc.	15,183	119,946
Mercer Insurance Group Inc.	1,337	24,066
Mercury General Corp.	6,316	276,136
MetLife Inc.	139,197	6,032,798
MGIC Investment Corp.(a)(b)	29,723	326,061
Montpelier Re Holdings Ltd.	17,223	289,519
National Interstate Corp.	1,158	23,982
National Western Life Insurance Co. Class A	462	85,170
Navigators Group Inc. (The)(a)	2,904	114,214
NYMAGIC Inc.	1,461	31,017
Old Republic International Corp.	57,148	724,637
OneBeacon Insurance Group Ltd.	4,913	84,749
PartnerRe Ltd.	19,934	1,589,138
Phoenix Companies Inc. (The)(a)	27,172	65,756
Platinum Underwriters Holdings Ltd.	12,194	452,154
PMA Capital Corp. Class A(a)	7,408	45,485
PMI Group Inc. (The)(a)	20,091	108,893
Presidential Life Corp.	5,019	50,039
Primus Guaranty Ltd.(a)(b)	4,399	18,476
Principal Financial Group Inc.	75,113	2,194,051
ProAssurance Corp.(a)	7,878	461,178
Progressive Corp. (The)	164,293	3,136,353

Protective Life Corp.	20,398	448,552
Prudential Financial Inc.	111,153	6,724,757
Radian Group Inc.(b)	19,091	298,583
Reinsurance Group of America Inc.	17,654	927,188
RenaissanceRe Holdings Ltd.	14,835	842,035
RLI Corp.	4,678	266,740
Safety Insurance Group Inc.	3,264	122,955
SeaBright Insurance Holdings Inc.	4,711	51,868
Selective Insurance Group Inc.	13,216	219,386
StanCorp Financial Group Inc.	11,820	562,987
State Auto Financial Corp.	3,352	60,168
Stewart Information Services Corp.(b)	4,110	56,718
Symetra Financial Corp.(a)	8,487	111,859
Torchmark Corp.	19,964	1,068,274
Tower Group Inc.	10,817	239,813
Transatlantic Holdings Inc.	6,790	358,512
Travelers Companies Inc. (The)	123,729	6,673,942
United America Indemnity Ltd. Class A(a)	8,153	78,024
United Fire & Casualty Co.	5,772	103,838
Unitrin Inc.	10,313	289,280
Universal American Corp.(a)	6,839	105,321
Universal Insurance Holdings Inc.	4,301	21,763
Unum Group	79,372	1,966,044
Validus Holdings Ltd.	22,933	631,346
W.R. Berkley Corp.	32,912	858,674
Wesco Financial Corp.	340	131,070
White Mountains Insurance Group Ltd.	1,914	679,470
XL Capital Ltd. Class A	81,943	1,548,723
Zenith National Insurance Corp.	9,044	346,566

		93,707,143
INTERNET – 2.67%
AboveNet Inc.(a)	3,265	165,633
ActivIdentity Corp.(a)	9,456	26,855
Akamai Technologies Inc.(a)(b)	41,805	1,313,095
Amazon.com Inc.(a)	79,114	10,738,143
Ancestry.com Inc.(a)	1,871	31,713
AOL Inc.(a)	26,422	667,948
Archipelago Learning Inc.(a)	1,742	25,398
Ariba Inc.(a)	20,269	260,457
Art Technology Group Inc.(a)	37,689	166,208
AsiaInfo Holdings Inc.(a)(b)	7,646	202,466
Blue Coat Systems Inc.(a)	9,306	288,858
Blue Nile Inc.(a)	3,263	179,530
China Information Security Technology Inc.(a)	5,419	27,366
Chordiant Software Inc.(a)	7,673	38,902
Cogent Communications Group Inc.(a)	11,471	119,413
comScore Inc.(a)	5,772	96,335
Constant Contact Inc.(a)(b)	5,760	133,747
CyberSource Corp.(a)	16,318	287,850
DealerTrack Holdings Inc.(a)	8,737	149,228
Dice Holdings Inc.(a)	3,832	29,123
Digital River Inc.(a)	9,321	282,426
Drugstore.com Inc.(a)	19,776	70,600
EarthLink Inc.	24,925	212,860
eBay Inc.(a)	269,756	7,269,924
ePlus Inc.(a)	897	15,742
Equinix Inc.(a)	9,215	896,988
eResearchTechnology Inc.(a)	10,713	74,027
Expedia Inc.	44,645	1,114,339
F5 Networks Inc.(a)	19,077	1,173,426

Global Sources Ltd.(a)	3,998	26,027
Google Inc. Class A(a)	57,685	32,707,972
GSI Commerce Inc.(a)	7,412	205,090
Health Grades Inc.(a)	5,601	35,622
IAC/InterActiveCorp(a)	20,365	463,100
iMergent Inc.(b)	1,924	12,949
InfoSpace Inc.(a)	7,405	81,825
Internap Network Services Corp.(a)	11,275	63,140
Internet Brands Inc. Class A(a)	6,073	55,993
Internet Capital Group Inc.(a)	8,865	74,909
iPass Inc.(a)	13,054	15,012
j2 Global Communications Inc.(a)	10,355	242,307
Keynote Systems Inc.	3,590	40,890
Knot Inc. (The)(a)	8,281	64,757
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	143,583	2,198,256
Lionbridge Technologies Inc.(a)	13,243	48,072
Liquidity Services Inc.(a)	4,455	51,411
LoopNet Inc.(a)	3,978	44,713
McAfee Inc.(a)	37,703	1,513,021
MercadoLibre Inc.(a)	6,073	292,779
ModusLink Global Solutions Inc.(a)	11,252	94,854
Move Inc.(a)	36,262	75,788
Netflix Inc.(a)	9,745	718,596
NIC Inc.	12,061	94,920
NutriSystem Inc.(b)	7,103	126,504
1-800-FLOWERS.COM Inc.(a)	5,507	13,823
Online Resources Corp.(a)	7,066	28,476
OpenTable Inc.(a)(b)	703	26,805
Openwave Systems Inc.(a)	18,274	42,030
Orbitz Worldwide Inc.(a)	7,872	55,970
Overstock.com Inc.(a)	3,735	60,694
PCTEL Inc.(a)	5,014	30,987
Perficient Inc.(a)	6,786	76,478
Priceline.com Inc.(a)	10,582	2,698,410
QuinStreet Inc.	2,428	41,300
Rackspace Hosting Inc.(a)	15,815	296,215
RealNetworks Inc.(a)	17,920	86,554
RightNow Technologies Inc.(a)	4,625	82,603
S1 Corp.(a)	12,554	74,069
Safeguard Scientifics Inc.(a)	4,631	60,203
Sapient Corp.	19,213	175,607
Shutterfly Inc.(a)	4,444	107,056
Sohu.com Inc.(a)	7,401	404,095
SonicWALL Inc.(a)	11,981	104,115
Sourcefire Inc.(a)	5,788	132,835
Stamps.com Inc.(a)	3,020	30,502
Support.com Inc.(a)	10,925	35,725
Symantec Corp.(a)	197,787	3,346,556
TechTarget Inc.(a)	1,766	9,236
TeleCommunication Systems Inc.(a)	10,572	77,493
Terremark Worldwide Inc.(a)	15,461	108,382
TIBCO Software Inc.(a)	39,451	425,676
Travelzoo Inc.(a)(b)	1,337	20,068
United Online Inc.	20,000	149,600
US Auto Parts Network Inc.(a)	2,349	17,664
ValueClick Inc.(a)	21,187	214,836
Vasco Data Security International Inc.(a)	6,037	49,805
VeriSign Inc.(a)	46,349	1,205,537
Vitacost.com Inc.(a)	2,665	32,113
Vocus Inc.(a)	3,860	65,813
Web.com Group Inc.(a)	6,499	35,420

WebMD Health Corp.(a)	12,821	594,638
Websense Inc.(a)	10,332	235,260
Yahoo! Inc.(a)	286,713	4,739,366
Zix Corp.(a)(b)	14,221	32,851

		81,431,973
INVESTMENT COMPANIES – 0.09%
Allied Capital Corp.(a)	42,895	213,188
American Capital Ltd.(a)	65,673	333,619
Apollo Investment Corp.	42,591	542,183
Ares Capital Corp.	31,646	469,627
BlackRock Kelso Capital Corp.(c)	2,384	23,745
Capital Southwest Corp.	731	66,433
Fifth Street Finance Corp.	9,240	107,276
Gladstone Capital Corp.(b)	5,668	66,882
Gladstone Investment Corp.	5,254	31,419
Harris & Harris Group Inc.(a)	5,498	25,346
Hercules Technology Growth Capital Inc.	7,599	80,473
Kayne Anderson Energy Development Co.	2,358	38,105
Kohlberg Capital Corp.(b)	3,323	18,808
Main Street Capital Corp.	1,630	25,444
MCG Capital Corp.(a)	13,563	70,663
Medallion Financial Corp.	3,529	28,091
MVC Capital Inc.	5,522	74,934
NGP Capital Resources Co.	5,938	50,592
PennantPark Investment Corp.	5,145	53,302
PennyMac Mortgage Investment Trust(a)	3,542	58,833
Prospect Capital Corp.	15,375	186,806
Solar Capital Ltd.	1,359	28,729
TICC Capital Corp.	5,594	36,864
Triangle Capital Corp.	2,058	28,894

		2,660,256
IRON & STEEL – 0.40%
AK Steel Holding Corp.	26,548	606,887
Allegheny Technologies Inc.	23,790	1,284,422
Carpenter Technology Corp.	10,754	393,596
China Precision Steel Inc.(a)	4,134	8,681
Cliffs Natural Resources Inc.	31,651	2,245,638
General Steel Holdings Inc.(a)(b)	2,573	10,575
Gibraltar Industries Inc.(a)	5,898	74,374
Nucor Corp.	75,476	3,425,101
Olympic Steel Inc.	1,964	64,125
Reliance Steel & Aluminum Co.	14,985	737,712
Schnitzer Steel Industries Inc. Class A	5,208	273,576
Steel Dynamics Inc.	51,884	906,413
Sutor Technology Group Ltd.(a)	1,804	5,232
United States Steel Corp.	34,673	2,202,429
Universal Stainless & Alloy Products Inc.(a)	1,567	37,592

		12,276,353
LEISURE TIME – 0.28%
Ambassadors Group Inc.	5,288	58,432
Brunswick Corp.	21,330	340,640
Callaway Golf Co.	16,603	146,438
Carnival Corp.	105,789	4,113,076
Harley-Davidson Inc.(b)	56,884	1,596,734
Interval Leisure Group Inc.(a)	8,763	127,589
Life Time Fitness Inc.(a)(b)	9,549	268,327
Marine Products Corp.(a)	2,709	16,254
Multimedia Games Inc.(a)(b)	5,654	22,051

Polaris Industries Inc.(b)	7,547	386,105
Royal Caribbean Cruises Ltd.(a)(b)	31,877	1,051,622
Town Sports International Holdings Inc.(a)	3,695	14,447
Universal Travel Group(a)(b)	2,128	21,088
WMS Industries Inc.(a)	12,733	534,022

		8,696,825
LODGING – 0.34%
Ameristar Casinos Inc.	6,139	111,853
Boyd Gaming Corp.(a)(b)	13,208	130,495
Choice Hotels International Inc.	7,197	250,528
Gaylord Entertainment Co.(a)(b)	9,657	282,854
Hyatt Hotels Corp. Class A(a)	10,612	413,444
Las Vegas Sands Corp.(a)(b)	72,271	1,528,532
Marcus Corp.	4,742	61,599
Marriott International Inc. Class A	71,935	2,267,391
MGM MIRAGE(a)(b)	47,461	569,532
Monarch Casino & Resort Inc.(a)	2,738	23,383
Morgans Hotel Group Co.(a)	7,467	47,863
Orient-Express Hotels Ltd. Class A(a)	21,890	310,400
Red Lion Hotels Corp.(a)	3,180	22,960
Starwood Hotels & Resorts Worldwide Inc.	45,008	2,099,173
Wyndham Worldwide Corp.	42,629	1,096,844
Wynn Resorts Ltd.	16,024	1,215,100

		10,431,951
MACHINERY – 1.04%
AGCO Corp.(a)	22,024	790,001
Alamo Group Inc.	1,521	30,405
Albany International Corp. Class A	6,756	145,457
Altra Holdings Inc.(a)	6,257	85,909
Applied Industrial Technologies Inc.	9,857	244,946
Astec Industries Inc.(a)	4,336	125,571
Bolt Technology Corp.(a)	2,000	22,620
Briggs & Stratton Corp.	11,550	225,225
Bucyrus International Inc.	19,509	1,287,399
Cascade Corp.	2,259	72,762
Caterpillar Inc.	144,790	9,100,052
Cognex Corp.	10,078	186,342
Columbus McKinnon Corp.(a)	4,340	68,876
Cummins Inc.	48,669	3,015,045
Deere & Co.	101,651	6,044,168
Duoyuan Printing Inc.(a)	2,095	22,626
DXP Enterprises Inc.(a)	1,714	21,888
Flow International Corp.(a)	8,604	25,898
Flowserve Corp.	13,417	1,479,493
Gardner Denver Inc.	12,426	547,241
Gorman-Rupp Co. (The)	3,346	85,122
Graco Inc.	14,199	454,368
Hurco Companies Inc.(a)	1,211	20,381
IDEX Corp.	19,763	654,155
Intermec Inc.(a)	14,444	204,816
Intevac Inc.(a)	4,745	65,576
iRobot Corp.(a)(b)	5,217	79,090
Joy Global Inc.	24,697	1,397,850
Kadant Inc.(a)	3,258	46,948
Lindsay Corp.	2,953	122,284
Manitowoc Co. Inc. (The)	30,888	401,544
Middleby Corp. (The)(a)	3,902	224,716
NACCO Industries Inc. Class A	1,155	85,643
Nordson Corp.	7,958	540,507

Robbins & Myers Inc.	6,396	152,353
Rockwell Automation Inc.	34,402	1,938,897
Sauer-Danfoss Inc.(a)	2,542	33,758
Tecumseh Products Co. Class A(a)	3,548	43,534
Tennant Co.	4,136	113,285
Terex Corp.(a)	25,286	574,245
Twin Disc Inc.	2,038	24,904
Wabtec Corp.	11,504	484,548
Zebra Technologies Corp. Class A(a)	14,759	436,866

		31,727,314
MACHINERY - DIVERSIFIED – 0.00%
Chart Industries Inc.(a)	6,784	135,680

		135,680
MANUFACTURING – 3.41%
A.O. Smith Corp.	5,295	278,358
Actuant Corp. Class A	16,243	317,551
Acuity Brands Inc.	10,315	435,396
American Railcar Industries Inc.	2,084	25,341
Ameron International Corp.	2,224	139,867
AptarGroup Inc.	16,250	639,438
AZZ Inc.	2,671	90,413
Barnes Group Inc.	10,713	208,368
Blount International Inc.(a)	8,754	90,691
Brink's Co. (The)	11,995	338,619
Carlisle Companies Inc.	14,644	557,936
Ceradyne Inc.(a)	6,366	144,445
China Fire & Security Group Inc.(a)(b)	3,360	43,579
CLARCOR Inc.	12,155	419,226
Colfax Corp.(a)	5,152	60,639
Crane Co.	11,981	425,326
Danaher Corp.	62,373	4,984,226
Donaldson Co. Inc.	18,415	830,885
Dover Corp.	45,107	2,108,752
Eastman Kodak Co.(a)	65,127	377,085
Eaton Corp.	39,759	3,012,539
EnPro Industries Inc.(a)	5,200	151,216
ESCO Technologies Inc.	6,098	193,977
Federal Signal Corp.	11,283	101,660
FreightCar America Inc.	2,784	67,261
General Electric Co.	2,550,661	46,422,030
GP Strategies Corp.(a)	3,449	28,834
Griffon Corp.(a)	10,609	132,188
Harsco Corp.	19,546	624,299
Hexcel Corp.(a)	22,693	327,687
Honeywell International Inc.	179,470	8,124,607
Illinois Tool Works Inc.	108,275	5,127,904
ITT Corp.	43,868	2,351,763
Koppers Holdings Inc.	5,307	150,294
Lancaster Colony Corp.	4,742	279,588
Leggett & Platt Inc.	36,159	782,481
LSB Industries Inc.(a)	3,833	58,415
Matthews International Corp. Class A	7,426	263,623
Myers Industries Inc.	8,478	88,849
Pall Corp.	28,598	1,157,933
Parker Hannifin Corp.	38,618	2,500,129
Pentair Inc.	24,040	856,305
PMFG Inc.(a)	3,026	40,034
Polypore International Inc.(a)	5,677	99,120
Portec Rail Products Inc.	2,213	25,715

Raven Industries Inc.	3,649	107,609
Roper Industries Inc.	21,716	1,256,053
Smith & Wesson Holding Corp.(a)	15,528	58,696
SPX Corp.	11,726	777,668
Standex International Corp.	2,818	72,620
Sturm, Ruger & Co. Inc.	4,259	51,065
Teleflex Inc.	9,727	623,209
Textron Inc.	65,219	1,384,599
3M Co.	167,218	13,974,408
Tredegar Corp.	6,994	119,458
Trinity Industries Inc.	19,595	391,116

		104,301,093
MEDIA – 2.63%
Acacia Research Corp.(a)	7,247	78,485
Belo Corp. Class A	20,201	137,771
Cablevision NY Group Class A	56,779	1,370,645
CBS Corp. Class B NVS	146,988	2,049,013
Central European Media Enterprises Ltd. Class A(a)	8,017	234,978
CKX Inc.(a)	14,957	91,686
Comcast Corp. Class A	692,205	13,027,298
Courier Corp.	2,436	40,218
Crown Media Holdings Inc. Class A(a)(b)	3,674	7,054
CTC Media Inc.	8,286	142,685
DG FastChannel Inc.(a)	5,333	170,389
DIRECTV Class A(a)	235,951	7,977,503
Discovery Communications Inc. Series C(a)	67,727	1,991,851
DISH Network Corp. Class A	47,901	997,299
Dolan Media Co.(a)	7,547	82,036
E.W. Scripps Co. (The) Class A(a)	6,935	58,601
Fisher Communications Inc.(a)	1,492	21,037
Gannett Co. Inc.	55,596	918,446
John Wiley & Sons Inc. Class A	10,207	441,759
Journal Communications Inc. Class A(a)	10,775	45,255
Liberty Global Inc. Series A(a)	64,589	1,883,415
Liberty Media Corp. - Liberty Capital Group Series A(a)	19,498	709,142
Liberty Media Corp. - Liberty Starz Group Series A(a)	12,552	686,343
Lin TV Corp. Class A(a)	6,246	35,915
LodgeNet Interactive Corp.(a)	6,246	43,535
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	6,113	34,111
McGraw-Hill Companies Inc. (The)	75,829	2,703,304
Mediacom Communications Corp. Class A(a)	8,993	53,508
Meredith Corp.	8,369	287,977
New York Times Co. (The) Class A(a)	25,286	281,433
News Corp. Class A NVS	549,318	7,915,672
Outdoor Channel Holdings Inc.(a)	3,773	24,864
Playboy Enterprises Inc. Class B(a)	5,102	18,673
PRIMEDIA Inc.	10,040	34,538
Scholastic Corp.	5,096	142,688
Scripps Networks Interactive Inc. Class A	20,923	927,935
Sinclair Broadcast Group Inc. Class A(a)	11,324	57,526
Time Warner Cable Inc.	84,787	4,519,995
Time Warner Inc.	287,873	9,001,789
Value Line Inc.(b)	255	5,888
Viacom Inc. Class B NVS(a)	130,924	4,501,167
Walt Disney Co. (The)	456,014	15,919,449
Washington Post Co. (The) Class B	1,489	661,384
World Wrestling Entertainment Inc.	5,199	89,943

		80,424,203

METAL FABRICATE & HARDWARE – 0.25%
A.M. Castle & Co.(a)	4,367	57,120
Ampco-Pittsburgh Corp.	2,285	56,714
CIRCOR International Inc.	4,274	141,940
Commercial Metals Co.	27,243	410,280
Dynamic Materials Corp.	2,755	43,033
Eastern Co. (The)(b)	1,337	18,103
Hawk Corp. Class A(a)	1,613	31,454
Haynes International Inc.	2,670	94,865
Kaydon Corp.	8,271	310,990
L.B. Foster Co. Class A(a)	2,466	71,243
Ladish Co. Inc.(a)	4,345	87,595
Lawson Products Inc.	947	14,650
Mueller Industries Inc.	8,662	232,055
Mueller Water Products Inc. Class A	37,280	178,198
North American Galvanizing & Coatings Inc.(a)	3,661	20,355
Northwest Pipe Co.(a)	2,237	48,878
Omega Flex Inc.	764	8,022
Precision Castparts Corp.	33,822	4,285,586
RBC Bearings Inc.(a)	4,949	157,725
Sun Hydraulics Corp.(b)	3,460	89,891
Timken Co. (The)	23,332	700,193
TriMas Corp.(a)	3,236	21,002
Valmont Industries Inc.	5,028	416,469
Worthington Industries Inc.	14,641	253,143

		7,749,504
MINING – 0.78%
Alcoa Inc.	234,639	3,341,259
Allied Nevada Gold Corp.(a)(b)	13,382	221,740
AMCOL International Corp.	5,445	148,104
Brush Engineered Materials Inc.(a)	4,617	104,206
Century Aluminum Co.(a)	13,540	186,310
Coeur d’Alene Mines Corp.(a)	19,997	299,555
Compass Minerals International Inc.	7,752	621,943
Freeport-McMoRan Copper & Gold Inc.	99,345	8,299,281
General Moly Inc.(a)(b)	14,531	48,243
Hecla Mining Co.(a)(b)	55,666	304,493
Horsehead Holding Corp.(a)	10,509	124,427
Kaiser Aluminum Corp.	3,540	136,538
Newmont Mining Corp.	115,548	5,884,860
Paramount Gold and Silver Corp.(a)(b)	14,443	20,076
Royal Gold Inc.	9,976	460,991
RTI International Metals Inc.(a)	7,293	221,197
Southern Copper Corp.	42,773	1,354,621
Stillwater Mining Co.(a)	9,618	124,842
Titanium Metals Corp.(a)(b)	21,212	351,907
United States Lime & Minerals Inc.(a)	352	13,612
Uranerz Energy Corp.(a)(b)	14,004	26,047
Uranium Energy Corp.(a)(b)	16,297	52,476
US Gold Corp.(a)	17,693	47,771
USEC Inc.(a)(b)	28,754	165,911
Vulcan Materials Co.(b)	30,143	1,423,955

		23,984,365
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	6,509	114,168
STR Holdings Inc.(a)(b)	2,978	69,983

		184,151
OFFICE & BUSINESS EQUIPMENT – 0.14%
Pitney Bowes Inc.	49,629	1,213,429

Xerox Corp.	316,154	3,082,502

		4,295,931
OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	13,414	242,257
HNI Corp.	10,471	278,843
Interface Inc. Class A	12,526	145,051
Knoll Inc.	11,419	128,464
Steelcase Inc. Class A	17,857	115,535

		910,150
OIL & GAS – 8.02%
Alon USA Energy Inc.(b)	2,919	21,163
Anadarko Petroleum Corp.	120,090	8,746,155
Apache Corp.	80,871	8,208,407
Apco Oil and Gas International Inc.	2,036	55,094
Approach Resources Inc.(a)	1,968	17,869
Arena Resources Inc.(a)	9,090	303,606
Atlas Energy Inc.(a)	16,401	510,399
ATP Oil & Gas Corp.(a)(b)	10,219	192,219
Atwood Oceanics Inc.(a)	13,410	464,388
Berry Petroleum Co. Class A	12,235	344,538
Bill Barrett Corp.(a)	9,456	290,394
BPZ Resources Inc.(a)(b)	22,959	168,749
Brigham Exploration Co.(a)	23,422	373,581
Bronco Drilling Co. Inc.(a)	6,010	28,247
Cabot Oil & Gas Corp.	24,848	914,406
Carrizo Oil & Gas Inc.(a)(b)	6,532	149,909
Cheniere Energy Inc.(a)(b)	14,954	46,208
Chesapeake Energy Corp.	150,741	3,563,517
Chevron Corp.	482,864	36,615,577
Cimarex Energy Co.	19,937	1,183,859
Clayton Williams Energy Inc.(a)	1,388	48,552
CNX Gas Corp.(a)	6,002	228,376
Cobalt International Energy Inc.(a)	17,231	234,342
Comstock Resources Inc.(a)	11,094	352,789
Concho Resources Inc.(a)	19,660	990,078
ConocoPhillips	356,879	18,261,498
Contango Oil & Gas Co.(a)	3,111	159,128
Continental Resources Inc.(a)	7,221	307,254
CREDO Petroleum Corp.(a)(b)	2,199	21,748
Crosstex Energy Inc.(a)	9,760	84,814
Cubic Energy Inc.(a)(b)	6,626	7,024
CVR Energy Inc.(a)	6,346	55,528
Delek US Holdings Inc.	2,691	19,590
Delta Petroleum Corp.(a)	40,912	57,686
Denbury Resources Inc.(a)	95,378	1,609,027
Devon Energy Corp.	107,103	6,900,646
Diamond Offshore Drilling Inc.(b)	16,537	1,468,651
Endeavour International Corp.(a)	26,921	34,190
EOG Resources Inc.	60,432	5,616,550
EQT Corp.	34,665	1,421,265
EXCO Resources Inc.	33,805	621,336
Exxon Mobil Corp.	1,175,333	78,723,799
Forest Oil Corp.(a)	27,060	698,689
Frontier Oil Corp.	24,748	334,098
FX Energy Inc.(a)	11,503	39,455
GeoResources Inc.(a)	2,838	43,336
GMX Resources Inc.(a)	7,602	62,488
Goodrich Petroleum Corp.(a)(b)	6,196	96,905
Gran Tierra Energy Inc.(a)	47,178	278,350

Gulfport Energy Corp.(a)	5,256	59,077
Harvest Natural Resources Inc.(a)	8,657	65,187
Helmerich & Payne Inc.	25,761	980,979
Hess Corp.	70,071	4,382,941
Holly Corp.	10,725	299,335
Isramco Inc.(a)(b)	260	17,043
Marathon Oil Corp.	170,854	5,405,821
Mariner Energy Inc.(a)	24,403	365,313
McMoRan Exploration Co.(a)	18,158	265,652
Murphy Oil Corp.	45,918	2,580,132
Nabors Industries Ltd.(a)	68,322	1,341,161
Newfield Exploration Co.(a)	32,184	1,675,177
Noble Energy Inc.	41,811	3,052,203
Northern Oil and Gas Inc.(a)	9,577	151,795
Occidental Petroleum Corp.	195,259	16,507,196
Oilsands Quest Inc.(a)(b)	61,876	45,739
Panhandle Oil and Gas Inc.	1,743	41,187
Parker Drilling Co.(a)	30,239	149,078
Patterson-UTI Energy Inc.	36,657	512,098
Penn Virginia Corp.	11,095	271,828
PetroCorp Inc. Escrow(d)	1,248	0
Petrohawk Energy Corp.(a)	72,537	1,471,050
Petroleum Development Corp.(a)	5,029	116,522
PetroQuest Energy Inc.(a)	13,771	69,268
Pioneer Drilling Co.(a)	11,409	80,319
Pioneer Natural Resources Co.	27,284	1,536,635
Plains Exploration & Production Co.(a)	33,540	1,005,865
Pride International Inc.(a)	42,065	1,266,577
PrimeEnergy Corp.(a)	182	4,901
Quicksilver Resources Inc.(a)	29,103	409,479
Range Resources Corp.	37,687	1,766,390
Rex Energy Corp.(a)	7,105	80,926
Rosetta Resources Inc.(a)	13,111	308,764
Rowan Companies Inc.(a)	27,060	787,717
SandRidge Energy Inc.(a)(b)	33,218	255,779
Seahawk Drilling Inc.(a)	2,813	53,025
Southwestern Energy Co.(a)	82,905	3,375,892
St. Mary Land & Exploration Co.	14,818	515,815
Stone Energy Corp.(a)	9,930	176,258
SulphCo Inc.(a)(b)	10,336	2,997
Sunoco Inc.	28,307	841,001
Swift Energy Co.(a)	8,943	274,908
Tesoro Corp.	32,799	455,906
Toreador Resources Corp.(a)	6,018	49,227
Unit Corp.(a)	9,947	420,559
VAALCO Energy Inc.	13,512	66,749
Valero Energy Corp.	135,759	2,674,452
Vantage Drilling Co.(a)	19,530	28,904
Venoco Inc.(a)	4,763	61,109
W&T Offshore Inc.	9,234	77,566
Warren Resources Inc.(a)	13,413	33,801
Western Refining Inc.(a)(b)	8,295	45,623
Whiting Petroleum Corp.(a)	12,299	994,251
XTO Energy Inc.	139,868	6,598,972
Zion Oil & Gas Inc.(a)(b)	2,968	18,372

		245,069,998
OIL & GAS SERVICES – 1.59%
Allis-Chalmers Energy Inc.(a)	16,028	56,739
Baker Hughes Inc.	74,413	3,485,505
Basic Energy Services Inc.(a)	5,845	45,065

BJ Services Co.	70,592	1,510,669
Boots & Coots Inc.(a)(b)	16,131	39,198
Cal Dive International Inc.(a)	9,822	71,995
Cameron International Corp.(a)	58,182	2,493,680
CARBO Ceramics Inc.	4,542	283,148
Complete Production Services Inc.(a)	15,085	174,232
Dawson Geophysical Co.(a)	1,753	51,258
Dresser-Rand Group Inc.(a)	19,952	626,892
Dril-Quip Inc.(a)	6,833	415,720
Exterran Holdings Inc.(a)	14,697	355,226
FMC Technologies Inc.(a)	29,969	1,936,896
Geokinetics Inc.(a)	1,604	11,565
Global Industries Ltd.(a)	23,535	151,095
Gulf Island Fabrication Inc.	3,204	69,687
Halliburton Co.	216,453	6,521,729
Helix Energy Solutions Group Inc.(a)	25,513	332,434
Hercules Offshore Inc.(a)	27,931	120,383
Hornbeck Offshore Services Inc.(a)	5,280	98,050
ION Geophysical Corp.(a)	24,943	122,720
Key Energy Services Inc.(a)	29,808	284,666
Lufkin Industries Inc.	3,502	277,183
Matrix Service Co.(a)	6,188	66,583
National Oilwell Varco Inc.	100,912	4,095,009
Natural Gas Services Group Inc.(a)	2,834	44,976
Newpark Resources Inc.(a)	20,581	108,050
Oceaneering International Inc.(a)	13,204	838,322
Oil States International Inc.(a)	11,763	533,334
RPC Inc.	7,337	81,661
Schlumberger Ltd.	288,196	18,288,918
SEACOR Holdings Inc.(a)	5,465	440,807
Smith International Inc.	59,377	2,542,523
Superior Energy Services Inc.(a)	19,322	406,148
Superior Well Services Inc.(a)	4,141	55,407
T-3 Energy Services Inc.(a)	2,910	71,470
Tetra Technologies Inc.(a)	17,508	213,948
TGC Industries Inc.(a)	3,155	12,746
Tidewater Inc.	12,535	592,529
Union Drilling Inc.(a)	3,230	19,897
Willbros Group Inc.(a)	9,421	113,146
World Fuel Services Corp.	14,254	379,727

		48,440,936
PACKAGING & CONTAINERS – 0.28%
AEP Industries Inc.(a)	1,543	40,149
Astronics Corp.(a)(b)	2,184	21,425
Ball Corp.	22,795	1,216,797
Bemis Co. Inc.	26,036	747,754
BWAY Holding Co.(a)	1,775	35,678
Crown Holdings Inc.(a)	38,777	1,045,428
Graham Packaging Co. Inc.(a)	4,046	50,777
Graphic Packaging Holding Co.(a)	25,286	91,282
Greif Inc. Class A	7,819	429,419
Owens-Illinois Inc.(a)	40,444	1,437,380
Packaging Corp. of America	24,672	607,178
Pactiv Corp.(a)	31,927	803,922
Sealed Air Corp.	38,593	813,540
Silgan Holdings Inc.	6,659	401,072
Sonoco Products Co.	24,386	750,845

		8,492,646

PHARMACEUTICALS – 5.32%
Abbott Laboratories	372,272	19,611,289
Accelrys Inc.(a)	6,333	39,011
Acura Pharmaceuticals Inc.(a)(b)	1,909	10,290
Adolor Corp.(a)	10,877	19,579
Akorn Inc.(a)	12,590	19,263
Alkermes Inc.(a)	22,001	285,353
Allergan Inc.	73,476	4,799,452
Allos Therapeutics Inc.(a)	16,085	119,512
Alnylam Pharmaceuticals Inc.(a)	9,046	153,963
AmerisourceBergen Corp.	68,834	1,990,679
Amicus Therapeutics Inc.(a)	3,390	10,814
Amylin Pharmaceuticals Inc.(a)	33,559	754,742
Ardea Biosciences Inc.(a)(b)	4,015	73,314
Array BioPharma Inc.(a)	10,756	29,471
Auxilium Pharmaceuticals Inc.(a)	11,199	348,961
AVANIR Pharmaceuticals Inc. Class A(a)(b)	12,868	29,854
AVI BioPharma Inc.(a)(b)	29,146	34,684
Biodel Inc.(a)(b)	3,322	14,185
BioDelivery Sciences International Inc.(a)(b)	3,263	12,497
BioMarin Pharmaceutical Inc.(a)	23,643	552,537
BioScrip Inc.(a)	9,356	74,661
BioSpecifics Technologies Corp.(a)(b)	1,048	29,082
Bristol-Myers Squibb Co.	412,019	11,000,907
Cadence Pharmaceuticals Inc.(a)	6,753	61,655
Caraco Pharmaceutical Laboratories Ltd.(a)	2,360	14,136
Cardinal Health Inc.	86,757	3,125,855
Catalyst Health Solutions Inc.(a)	8,979	371,551
Cephalon Inc.(a)	17,876	1,211,635
Chelsea Therapeutics International Ltd.(a)(b)	4,885	17,342
China Sky One Medical Inc.(a)	3,097	48,654
Clarient Inc.(a)(b)	6,600	17,292
Cornerstone Therapeutics Inc.(a)	2,056	13,056
Cubist Pharmaceuticals Inc.(a)	13,419	302,464
Cumberland Pharmaceuticals Inc.(a)	1,958	20,618
Cypress Bioscience Inc.(a)	8,702	42,640
Dendreon Corp.(a)	32,159	1,172,839
Depomed Inc.(a)	11,421	40,545
Discovery Laboratories Inc.(a)(b)	23,382	12,159
DURECT Corp.(a)	17,873	53,798
Dyax Corp.(a)	20,590	70,212
Eli Lilly and Co.	243,804	8,830,581
Emergent BioSolutions Inc.(a)	3,790	63,634
Endo Pharmaceuticals Holdings Inc.(a)	27,998	663,273
Express Scripts Inc.(a)	66,210	6,737,530
Forest Laboratories Inc.(a)	72,392	2,270,213
Gilead Sciences Inc.(a)	218,135	9,920,780
Hemispherx Biopharma Inc.(a)(b)	25,275	18,704
Herbalife Ltd.	14,600	673,352
Hi-Tech Pharmacal Co. Inc.(a)	2,553	56,523
Hospira Inc.(a)	38,472	2,179,439
Idenix Pharmaceuticals Inc.(a)(b)	5,639	15,902
Impax Laboratories Inc.(a)	14,207	254,021
Infinity Pharmaceuticals Inc.(a)(b)	3,998	24,388
Insmed Inc.(a)	26,762	31,579
Inspire Pharmaceuticals Inc.(a)	14,558	90,842
Ironwood Pharmaceuticals Inc.(a)	4,653	62,909
Isis Pharmaceuticals Inc.(a)	22,702	247,906
ISTA Pharmaceuticals Inc.(a)(b)	7,135	29,039
Javelin Pharmaceuticals Inc.(a)	9,751	12,579
King Pharmaceuticals Inc.(a)	59,727	702,390
K-V Pharmaceutical Co. Class A(a)(b)	8,088	14,235

Lannett Co. Inc.(a)	2,420	10,285
Ligand Pharmaceuticals Inc. Class B(a)	27,199	47,598
Mannatech Inc.(b)	3,581	11,961
MannKind Corp.(a)	15,001	98,407
MAP Pharmaceuticals Inc.(a)	1,469	23,342
Matrixx Initiatives Inc.(a)(b)	2,238	11,347
Mead Johnson Nutrition Co. Class A	49,105	2,554,933
Medco Health Solutions Inc.(a)	116,383	7,513,686
Medicines Co. (The)(a)	12,954	101,559
Medicis Pharmaceutical Corp. Class A	13,782	346,755
Medivation Inc.(a)(b)	6,646	69,717
Merck & Co. Inc.	734,563	27,435,928
MiddleBrook Pharmaceuticals Inc.(a)(b)	8,568	2,570
Mylan Inc.(a)(b)	73,385	1,666,573
Myriad Pharmaceuticals Inc.(a)	5,792	26,180
Nabi Biopharmaceuticals(a)	13,961	76,367
NBTY Inc.(a)	13,114	629,210
Neogen Corp.(a)	5,161	129,541
Neurocrine Biosciences Inc.(a)	8,740	22,287
NeurogesX Inc.(a)(b)	2,485	23,359
NPS Pharmaceuticals Inc.(a)	11,258	56,740
Nutraceutical International Corp.(a)	2,224	33,227
Obagi Medical Products Inc.(a)	4,327	52,703
Omega Protein Corp.(a)	4,371	25,133
Omnicare Inc.	28,658	810,735
Onyx Pharmaceuticals Inc.(a)	14,819	448,719
Opko Health Inc.(a)(b)	11,413	22,598
OSI Pharmaceuticals Inc.(a)	14,179	844,359
Osiris Therapeutics Inc.(a)	3,429	25,375
Pain Therapeutics Inc.(a)	8,206	51,452
Par Pharmaceutical Companies Inc.(a)	8,196	203,261
Perrigo Co.	19,031	1,117,500
PetMed Express Inc.(b)	5,217	115,661
Pfizer Inc.	1,941,774	33,301,424
Pharmasset Inc.(a)	5,109	136,921
PharMerica Corp.(a)	7,461	135,939
Poniard Pharmaceuticals Inc.(a)(b)	4,863	5,592
POZEN Inc.(a)	5,907	56,589
Progenics Pharmaceuticals Inc.(a)	6,005	32,007
Questcor Pharmaceuticals Inc.(a)	12,751	104,941
Repros Therapeutics Inc.(a)	3,222	2,175
Rigel Pharmaceuticals Inc.(a)	12,099	96,429
Salix Pharmaceuticals Ltd.(a)	13,158	490,136
Santarus Inc.(a)	11,117	59,809
Schiff Nutrition International Inc.	2,140	17,505
SciClone Pharmaceuticals Inc.(a)(b)	9,322	32,907
SIGA Technologies Inc.(a)(b)	5,772	38,268
Spectrum Pharmaceuticals Inc.(a)	9,963	45,929
Star Scientific Inc.(a)(b)	21,037	53,644
Sucampo Pharmaceuticals Inc.(a)	969	3,459
Synta Pharmaceuticals Corp.(a)	4,143	17,856
Synutra International Inc.(a)(b)	4,332	97,947
Theravance Inc.(a)	16,875	224,775
United Therapeutics Corp.(a)	11,361	628,604
USANA Health Sciences Inc.(a)	1,310	41,147
Valeant Pharmaceuticals International(a)(b)	15,598	669,310
Vanda Pharmaceuticals Inc.(a)(b)	6,483	74,814
VCA Antech Inc.(a)	20,493	574,419
ViroPharma Inc.(a)	19,015	259,174
VIVUS Inc.(a)(b)	19,467	169,752
Watson Pharmaceuticals Inc.(a)	25,721	1,074,366

XenoPort Inc.(a)	6,745	62,459
Zymogenetics Inc.(a)	13,052	74,788

		162,702,523
PIPELINES – 0.41%
El Paso Corp.	169,739	1,839,971
National Fuel Gas Co.	17,249	871,937
ONEOK Inc.	25,208	1,150,745
Questar Corp.	41,817	1,806,494
Spectra Energy Corp.	155,353	3,500,103
Williams Companies Inc. (The)	139,449	3,221,272

		12,390,522
REAL ESTATE – 0.12%
American Realty Investors Inc.(a)(b)	585	6,289
Avatar Holdings Inc.(a)	1,467	31,893
CB Richard Ellis Group Inc. Class A(a)	64,083	1,015,716
Consolidated-Tomoka Land Co.	1,467	46,225
Forest City Enterprises Inc. Class A(a)	26,146	376,764
Forestar Group Inc.(a)	8,178	154,401
Government Properties Income Trust	4,082	106,173
Hilltop Holdings Inc.(a)	9,014	105,915
Jones Lang LaSalle Inc.	10,079	734,658
Resource Capital Corp.	6,123	41,391
St. Joe Co. (The)(a)(b)	22,057	713,544
Starwood Property Trust Inc.	10,997	212,242
Terreno Realty Corp.(a)	2,124	41,907
Transcontinental Realty Investors Inc.(a)	388	4,858
United Capital Corp.(a)	352	8,349

		3,600,325
REAL ESTATE INVESTMENT TRUSTS – 2.10%
Acadia Realty Trust	10,207	182,297
Agree Realty Corp.	1,777	40,622
Alexander’s Inc.(a)	507	151,659
Alexandria Real Estate Equities Inc.	10,561	713,924
AMB Property Corp.	35,509	967,265
American Campus Communities Inc.	12,728	352,056
American Capital Agency Corp.	4,232	108,339
Annaly Capital Management Inc.	130,961	2,249,910
Anworth Mortgage Asset Corp.	28,520	192,225
Apartment Investment and Management Co. Class A	28,522	525,090
Apollo Commercial Real Estate Finance Inc.	2,421	43,602
Ashford Hospitality Trust Inc.(a)(b)	12,303	88,213
Associated Estates Realty Corp.	2,704	37,288
AvalonBay Communities Inc.	19,311	1,667,505
BioMed Realty Trust Inc.	23,755	392,908
Boston Properties Inc.	33,415	2,520,828
Brandywine Realty Trust	30,616	373,821
BRE Properties Inc. Class A	13,000	464,750
Camden Property Trust	16,146	672,158
CapLease Inc.	9,939	55,161
Capstead Mortgage Corp.	16,480	197,101
CBL & Associates Properties Inc.	33,102	453,497
Cedar Shopping Centers Inc.	10,068	79,638
Chesapeake Lodging Trust	1,821	35,455
Chimera Investment Corp.	161,718	629,083
Cogdell Spencer Inc.	7,444	55,086
Colonial Properties Trust	16,094	207,291
Colony Financial Inc.	3,482	69,640
Corporate Office Properties Trust	13,757	552,068

Cousins Properties Inc.	17,372	144,361
CreXus Investment Corp.	3,292	44,014
Cypress Sharpridge Investments Inc.	3,996	53,466
DCT Industrial Trust Inc.	49,017	256,359
Developers Diversified Realty Corp.	49,529	602,768
DiamondRock Hospitality Co.(a)	29,342	296,648
Digital Realty Trust Inc.(b)	18,362	995,220
Douglas Emmett Inc.	29,218	449,081
Duke Realty Corp.	54,372	674,213
DuPont Fabros Technology Inc.	5,973	128,957
Dynex Capital Inc.	2,521	22,689
EastGroup Properties Inc.	6,091	229,874
Education Realty Trust Inc.	13,412	76,985
Entertainment Properties Trust	9,963	409,778
Equity Lifestyle Properties Inc.	6,040	325,435
Equity One Inc.	7,892	149,080
Equity Residential	65,683	2,571,489
Essex Property Trust Inc.	7,114	639,904
Extra Space Storage Inc.	21,222	269,095
Federal Realty Investment Trust	14,181	1,032,519
FelCor Lodging Trust Inc.(a)	14,288	81,442
First Industrial Realty Trust Inc.(a)	11,477	89,062
First Potomac Realty Trust	7,546	113,416
Franklin Street Properties Corp.	16,328	235,613
Getty Realty Corp.	4,127	96,572
Gladstone Commercial Corp.	1,819	26,285
Glimcher Realty Trust	15,066	76,385
Gramercy Capital Corp.(a)	9,425	26,296
Hatteras Financial Corp.	8,613	221,957
HCP Inc.	70,639	2,331,087
Health Care REIT Inc.	28,972	1,310,404
Healthcare Realty Trust Inc.	14,077	327,853
Hersha Hospitality Trust	23,560	122,041
Highwoods Properties Inc.	17,055	541,155
Home Properties Inc.	8,242	385,726
Hospitality Properties Trust	29,514	706,860
Host Hotels & Resorts Inc.	157,404	2,305,969
HRPT Properties Trust	62,299	484,686
Inland Real Estate Corp.	17,886	163,657
Invesco Mortgage Capital Inc.	4,095	94,185
Investors Real Estate Trust	18,292	164,994
iStar Financial Inc.(a)(b)	20,876	95,821
Kilroy Realty Corp.	10,320	318,269
Kimco Realty Corp.	97,937	1,531,735
Kite Realty Group Trust	10,843	51,287
LaSalle Hotel Properties	15,412	359,100
Lexington Realty Trust	23,984	156,136
Liberty Property Trust	26,936	914,208
LTC Properties Inc.	5,378	145,529
Macerich Co. (The)	23,606	904,346
Mack-Cali Realty Corp.	18,768	661,572
Medical Properties Trust Inc.	20,520	215,050
MFA Financial Inc.	67,441	496,366
Mid-America Apartment Communities Inc.	6,659	344,870
Mission West Properties Inc.	4,492	30,905
Monmouth Real Estate Investment Corp. Class A	4,649	39,098
National Health Investors Inc.	6,149	238,335
National Retail Properties Inc.	19,807	452,194
Nationwide Health Properties Inc.	27,288	959,173
NorthStar Realty Finance Corp.	14,766	62,165
Omega Healthcare Investors Inc.	20,036	390,502

Parkway Properties Inc.	5,147	96,661
Pebblebrook Hotel Trust(a)	4,568	96,065
Pennsylvania Real Estate Investment Trust	9,683	120,747
Piedmont Office Realty Trust Inc. Class A	12,558	249,276
Post Properties Inc.	11,766	259,087
ProLogis	113,793	1,502,068
PS Business Parks Inc.	4,267	227,858
Public Storage	32,301	2,971,369
RAIT Financial Trust(a)	14,462	28,635
Ramco-Gershenson Properties Trust	7,159	80,610
Realty Income Corp.(b)	25,226	774,186
Redwood Trust Inc.	18,547	285,995
Regency Centers Corp.	21,437	803,244
Saul Centers Inc.	1,632	67,565
Senior Housing Properties Trust	30,696	679,916
Simon Property Group Inc.	58,114	4,875,765
SL Green Realty Corp.(b)	18,460	1,057,204
Sovran Self Storage Inc.	6,658	232,098
Strategic Hotels & Resorts Inc.(a)	17,018	72,327
Sun Communities Inc.	3,650	91,980
Sunstone Hotel Investors Inc.(a)	23,878	266,717
Tanger Factory Outlet Centers Inc.	9,747	420,681
Taubman Centers Inc.	13,138	524,469
UDR Inc.	35,914	633,523
UMH Properties Inc.	2,731	22,312
Universal Health Realty Income Trust	2,697	95,312
Urstadt Biddle Properties Inc. Class A	4,221	66,734
U-Store-It Trust	18,954	136,469
Ventas Inc.	37,843	1,796,786
Vornado Realty Trust	37,078	2,806,805
Walter Investment Management Corp.	4,912	78,592
Washington Real Estate Investment Trust	14,161	432,619
Weingarten Realty Investors	25,612	552,195
Winthrop Realty Trust	4,352	52,398

		64,180,989
RETAIL – 6.15%
Abercrombie & Fitch Co. Class A	20,981	957,573
Advance Auto Parts Inc.	22,836	957,285
Aeropostale Inc.(a)	22,903	660,294
AFC Enterprises Inc.(a)	6,795	72,910
American Eagle Outfitters Inc.	41,446	767,580
America’s Car-Mart Inc.(a)	2,429	58,587
AnnTaylor Stores Corp.(a)	13,525	279,968
Asbury Automotive Group Inc.(a)	8,609	114,500
AutoNation Inc.(a)	17,674	319,546
AutoZone Inc.(a)	7,213	1,248,498
Barnes & Noble Inc.	8,633	186,645
Bebe Stores Inc.	5,652	50,303
Bed Bath & Beyond Inc.(a)	62,736	2,745,327
Benihana Inc. Class A(a)	3,783	24,590
Best Buy Co. Inc.	81,177	3,453,270
Big 5 Sporting Goods Corp.	5,226	79,540
Big Lots Inc.(a)	19,639	715,252
BJ’s Restaurants Inc.(a)	5,134	119,622
BJ’s Wholesale Club Inc.(a)	13,551	501,251
Bob Evans Farms Inc.	7,289	225,303
Books-A-Million Inc.	1,694	12,265
Borders Group Inc.(a)(b)	13,410	23,065
Brinker International Inc.	24,506	472,476
Brown Shoe Co. Inc.	10,034	155,326

Buckle Inc. (The)(b)	6,396	235,117
Buffalo Wild Wings Inc.(a)	4,144	199,368
Build-A-Bear Workshop Inc.(a)	3,588	25,547
Burger King Holdings Inc.	25,579	543,810
Cabela’s Inc.(a)(b)	8,966	156,815
California Pizza Kitchen Inc.(a)	4,572	76,764
Caribou Coffee Co. Inc.(a)(b)	1,642	10,870
CarMax Inc.(a)	52,954	1,330,204
Carrols Restaurant Group Inc.(a)	3,712	25,242
Casey’s General Stores Inc.	12,118	380,505
Cash America International Inc.	6,861	270,872
Cato Corp. (The) Class A	6,896	147,850
CEC Entertainment Inc.(a)	5,478	208,657
Charming Shoppes Inc.(a)	28,382	154,966
Cheesecake Factory Inc. (The)(a)	14,989	405,602
Chico’s FAS Inc.	42,061	606,520
Children’s Place Retail Stores Inc. (The)(a)	5,207	231,972
Chipotle Mexican Grill Inc.(a)	7,607	857,081
Christopher & Banks Corp.	8,247	65,976
Citi Trends Inc.(a)	3,245	105,268
CKE Restaurants Inc.	10,957	121,294
Coldwater Creek Inc.(a)	14,164	98,298
Collective Brands Inc.(a)	15,075	342,806
Conn’s Inc.(a)(b)	2,771	21,697
Copart Inc.(a)	16,133	574,335
Costco Wholesale Corp.	104,722	6,252,951
Cracker Barrel Old Country Store Inc.	5,594	259,450
CVS Caremark Corp.	350,572	12,816,912
Darden Restaurants Inc.	33,130	1,475,610
Denny’s Corp.(a)	21,450	82,368
Destination Maternity Corp.(a)	1,379	35,385
Dick’s Sporting Goods Inc.(a)	20,747	541,704
Dillard’s Inc. Class A	11,871	280,156
DineEquity Inc.(a)(b)	4,223	166,935
Dollar General Corp.(a)	8,258	208,515
Dollar Tree Inc.(a)(b)	21,646	1,281,876
Domino’s Pizza Inc.(a)	8,126	110,839
Dress Barn Inc.(a)	13,742	359,491
DSW Inc. Class A(a)	2,708	69,135
Einstein Noah Restaurant Group Inc.(a)	1,017	12,357
EZCORP Inc.(a)	11,455	235,973
Family Dollar Stores Inc.	33,686	1,233,244
Finish Line Inc. (The) Class A	9,294	151,678
First Cash Financial Services Inc.(a)	5,772	124,502
Foot Locker Inc.	36,815	553,698
Fred’s Inc. Class A	9,134	109,425
Frisch’s Restaurants Inc.	767	16,951
Fuqi International Inc.(a)(b)	3,256	35,490
GameStop Corp. Class A(a)	39,569	866,957
Gap Inc. (The)	115,735	2,674,636
Genesco Inc.(a)	5,517	171,082
Group 1 Automotive Inc.(a)	5,525	176,027
Haverty Furniture Companies Inc.	4,526	73,864
hhgregg Inc.(a)	2,706	68,299
Hibbett Sports Inc.(a)	7,223	184,764
Home Depot Inc. (The)	408,461	13,213,713
Hot Topic Inc.(a)	10,079	65,514
HSN Inc.(a)	9,360	275,558
J. Crew Group Inc.(a)	11,997	550,662
J.C. Penney Co. Inc.	53,403	1,717,975
Jack in the Box Inc.(a)	13,621	320,775

Jo-Ann Stores Inc.(a)	6,125	257,128
Jos. A. Bank Clothiers Inc.(a)	4,198	229,421
Kenneth Cole Productions Inc. Class A(a)	2,346	30,052
Kirkland’s Inc.(a)	2,606	54,726
Kohl’s Corp.(a)	73,341	4,017,620
Krispy Kreme Doughnuts Inc.(a)	14,872	59,785
Landry’s Restaurants Inc.(a)	2,123	38,044
Limited Brands Inc.	63,676	1,567,703
Lithia Motors Inc. Class A(a)	6,065	38,816
Lowe’s Companies Inc.	354,600	8,595,504
Luby’s Inc.(a)(b)	5,152	20,299
lululemon athletica inc.(a)(b)	9,532	395,578
Lumber Liquidators Holdings Inc.(a)	3,777	100,733
Macy’s Inc.	101,133	2,201,665
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,096	31,177
McDonald’s Corp.	265,753	17,731,040
Men’s Wearhouse Inc. (The)	12,634	302,458
Movado Group Inc.(a)	4,111	46,372
MSC Industrial Direct Co. Inc. Class A	10,194	517,040
New York & Co. Inc.(a)	5,050	24,190
99 Cents Only Stores(a)	10,734	174,964
Nordstrom Inc.	39,504	1,613,738
Nu Skin Enterprises Inc. Class A	11,565	336,542
O’Charley’s Inc.(a)	3,295	29,457
Office Depot Inc.(a)	67,654	539,879
OfficeMax Inc.(a)	17,745	291,373
O’Reilly Automotive Inc.(a)	32,831	1,369,381
P.F. Chang’s China Bistro Inc.(a)(b)	5,966	263,280
Pacific Sunwear of California Inc.(a)	16,080	85,385
Panera Bread Co. Class A(a)	6,780	518,602
Pantry Inc. (The)(a)	5,262	65,722
Papa John’s International Inc.(a)	5,002	128,601
PC Connection Inc.(a)	2,070	12,834
PC Mall Inc.(a)	2,631	13,313
Penske Automotive Group Inc.(a)	9,680	139,586
Pep Boys - Manny, Moe & Jack (The)	11,929	119,886
PetSmart Inc.	30,510	975,100
Pier 1 Imports Inc.(a)	26,587	169,359
PriceSmart Inc.	3,392	78,864
RadioShack Corp.	30,259	684,761
Red Robin Gourmet Burgers Inc.(a)	3,773	92,212
Regis Corp.	13,717	256,234
Retail Ventures Inc.(a)	6,319	60,094
Rex Stores Corp.(a)	2,053	33,259
Rite Aid Corp.(a)(b)	136,546	204,819
Ross Stores Inc.	30,752	1,644,309
Ruby Tuesday Inc.(a)	15,500	163,835
rue21 Inc.(a)	1,639	56,824
Rush Enterprises Inc. Class A(a)	7,678	101,426
Ruth’s Hospitality Group Inc.(a)	5,407	28,657
Saks Inc.(a)(b)	29,439	253,175
Sally Beauty Holdings Inc.(a)	21,570	192,404
School Specialty Inc.(a)	5,014	113,868
Sears Holdings Corp.(a)	12,038	1,305,280
Shoe Carnival Inc.(a)	2,098	47,960
Signet Jewelers Ltd.(a)	20,236	654,432
Sonic Automotive Inc.(a)	7,510	82,610
Sonic Corp.(a)	14,976	165,485
Sport Supply Group Inc.	2,739	36,812
Stage Stores Inc.	9,921	152,684
Staples Inc.	172,643	4,038,120

Starbucks Corp. (a)	177,651	4,311,590
Steak n Shake Co. (The)(a)	325	123,913
Stein Mart Inc.(a)	6,221	56,176
Susser Holdings Corp.(a)	1,834	15,497
Syms Corp.(a)	1,609	16,026
Systemax Inc.	2,474	53,785
Talbots Inc. (The)(a)(b)	5,316	68,895
Target Corp.	180,968	9,518,917
Texas Roadhouse Inc.(a)	12,140	168,625
Tiffany & Co.	30,111	1,429,971
Titan Machinery Inc.(a)	3,597	49,243
TJX Companies Inc. (The)	99,723	4,240,222
Tractor Supply Co.	8,658	502,597
Tuesday Morning Corp.(a)	6,919	45,596
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,339	143,388
Under Armour Inc. Class A(a)	7,846	230,751
Urban Outfitters Inc.(a)	30,995	1,178,740
Vitamin Shoppe Inc.(a)	2,207	49,547
Walgreen Co.	238,602	8,849,748
Wal-Mart Stores Inc.	532,514	29,607,778
Wendy’s/Arby’s Group Inc. Class A	83,654	418,270
West Marine Inc.(a)	3,542	38,431
Wet Seal Inc. Class A(a)	20,946	99,703
Williams-Sonoma Inc.	22,876	601,410
Yum! Brands Inc.	111,366	4,268,659
Zale Corp.(a)(b)	4,346	11,908
Zumiez Inc.(a)	4,401	90,176

		187,916,922
SAVINGS & LOANS – 0.30%
Abington Bancorp Inc.	5,516	43,576
Astoria Financial Corp.	20,488	297,076
BankFinancial Corp.	5,316	48,748
Beneficial Mutual Bancorp Inc.(a)	8,305	78,731
Berkshire Hills Bancorp Inc.	3,111	57,025
Brookline Bancorp Inc.	14,415	153,376
Brooklyn Federal Bancorp Inc.	818	6,871
Cape Bancorp Inc.(a)	2,371	19,134
Capitol Federal Financial	5,091	190,709
Cheviot Financial Corp.(b)	644	5,938
Chicopee Bancorp Inc.(a)	1,591	20,206
Clifton Savings Bancorp Inc.	2,724	25,251
Danvers Bancorp Inc.	5,963	82,468
Dime Community Bancshares Inc.	5,999	75,767
ESB Financial Corp.	2,001	25,793
ESSA Bancorp Inc.	4,098	51,389
First Defiance Financial Corp.	1,712	17,325
First Financial Holdings Inc.	4,439	66,851
First Financial Northwest Inc.	5,407	36,930
First Niagara Financial Group Inc.	45,622	648,745
Flagstar Bancorp Inc.(a)	10,069	6,041
Flushing Financial Corp.	7,348	93,026
Fox Chase Bancorp Inc.(a)	1,517	16,399
Heritage Financial Group(b)	437	5,279
Home Bancorp Inc.(a)	1,851	25,914
Home Federal Bancorp Inc.	3,719	53,963
Hudson City Bancorp Inc.	113,612	1,608,746
Investors Bancorp Inc.(a)	11,469	151,391
Kearny Financial Corp.	4,747	49,511
Kentucky First Federal Bancorp(b)	713	7,479
Legacy Bancorp Inc.	1,890	17,936

Meridian Interstate Bancorp Inc.(a)	2,523	26,239
NASB Financial Inc.	869	20,091
New York Community Bancorp Inc.	102,571	1,696,524
NewAlliance Bancshares Inc.	25,049	316,118
Northeast Community Bancorp Inc.(b)	1,373	9,872
Northwest Bancshares Inc.	9,554	112,164
OceanFirst Financial Corp.	4,237	48,132
Oritani Financial Corp.	2,767	44,466
People’s United Financial Inc.	89,402	1,398,247
Provident Financial Services Inc.	15,118	179,904
Provident New York Bancorp	7,545	71,527
Prudential Bancorp Inc. of Pennsylvania(b)	988	8,339
Rockville Financial Inc.	1,992	24,282
Roma Financial Corp.	2,386	29,920
Territorial Bancorp Inc.	2,966	56,443
TFS Financial Corp.	20,773	277,320
United Financial Bancorp Inc.	4,253	59,457
ViewPoint Financial Group	2,662	43,151
Washington Federal Inc.	27,058	549,819
Waterstone Financial Inc. (a)	2,084	7,544
Westfield Financial Inc.	7,115	65,387
WSFS Financial Corp.	1,500	58,500

		9,091,040
SEMICONDUCTORS – 2.81%
Actel Corp.(a)	6,016	83,322
Advanced Analogic Technologies Inc.(a)	8,772	30,614
Advanced Micro Devices Inc.(a)	135,688	1,257,828
Altera Corp.	70,241	1,707,559
Amkor Technology Inc.(a)	27,473	194,234
ANADIGICS Inc.(a)	16,280	79,121
Analog Devices Inc.	70,218	2,023,683
Applied Materials Inc.	320,435	4,319,464
Applied Micro Circuits Corp.(a)	16,143	139,314
Atmel Corp.(a)	108,832	547,425
ATMI Inc.(a)	7,928	153,090
Broadcom Corp. Class A	118,606	3,935,347
Brooks Automation Inc.(a)	16,558	146,042
Cabot Microelectronics Corp.(a)	5,442	205,871
Cavium Networks Inc.(a)	8,524	211,907
CEVA Inc.(a)	4,721	55,047
Cirrus Logic Inc.(a)	14,471	121,412
Cohu Inc.	5,233	72,058
Cree Inc.(a)	24,859	1,745,599
Cypress Semiconductor Corp.(a)	37,664	433,136
Diodes Inc.(a)	8,157	182,717
DSP Group Inc.(a)	4,907	40,875
EMCORE Corp.(a)(b)	17,467	21,135
Emulex Corp.(a)	20,109	267,048
Entegris Inc.(a)	31,753	160,035
Entropic Communications Inc.(a)	11,404	57,932
Exar Corp.(a)	8,353	58,889
Fairchild Semiconductor International Inc.(a)	29,116	310,085
FormFactor Inc.(a)	12,374	219,762
GSI Technology Inc.(a)	6,204	28,911
Hittite Microwave Corp.(a)	5,094	223,983
Integrated Device Technology Inc.(a)	39,660	243,116
Intel Corp.	1,345,265	29,945,599
International Rectifier Corp.(a)	16,862	386,140
Intersil Corp. Class A	29,960	442,210
IPG Photonics Corp.(a)	5,338	79,002

IXYS Corp.(a)	5,985	51,112
KLA-Tencor Corp.	40,991	1,267,442
Kopin Corp.(a)	16,303	60,321
Kulicke and Soffa Industries Inc.(a)	17,549	127,230
Lam Research Corp.(a)	30,783	1,148,822
Lattice Semiconductor Corp.(a)	26,374	96,793
Linear Technology Corp.	53,995	1,526,979
LSI Corp.(a)	157,183	961,960
Marvell Technology Group Ltd.(a)	124,728	2,541,957
Maxim Integrated Products Inc.	73,841	1,431,777
MEMC Electronic Materials Inc.(a)	54,118	829,629
Micrel Inc.	9,825	104,735
Microchip Technology Inc.	44,530	1,253,965
Micron Technology Inc.(a)	203,088	2,110,084
Microsemi Corp.(a)	19,528	338,616
Microtune Inc.(a)	12,314	33,617
MIPS Technologies Inc. Class A(a)	9,915	44,221
MKS Instruments Inc.(a)	11,590	227,048
Monolithic Power Systems Inc.(a)	8,053	179,582
National Semiconductor Corp.	54,828	792,265
NetLogic Microsystems Inc.(a)	11,411	335,826
Novellus Systems Inc.(a)	23,513	587,825
NVIDIA Corp.(a)	131,164	2,279,630
OmniVision Technologies Inc.(a)	12,566	215,884
ON Semiconductor Corp.(a)	102,598	820,784
Pericom Semiconductor Corp.(a)	6,009	64,356
Photronics Inc.(a)	13,845	70,471
PLX Technology Inc.(a)	11,249	59,282
PMC-Sierra Inc.(a)	53,503	477,247
Power Integrations Inc.	5,834	240,361
QLogic Corp.(a)	28,103	570,491
Rambus Inc.(a)(b)	24,833	542,601
Rovi Corp.(a)	24,399	905,935
Rubicon Technology Inc.(a)(b)	2,819	56,944
Rudolph Technologies Inc.(a)	6,789	58,182
Semtech Corp.(a)	14,844	258,731
Silicon Image Inc.(a)	20,176	60,932
Silicon Laboratories Inc.(a)	10,565	503,634
Skyworks Solutions Inc.(a)	40,891	637,900
Standard Microsystems Corp.(a)	5,259	122,430
Supertex Inc.(a)	2,624	67,148
Techwell Inc.(a)	3,451	64,534
Teradyne Inc.(a)	42,282	472,290
Tessera Technologies Inc.(a)	12,146	246,321
Texas Instruments Inc.	307,250	7,518,408
TriQuint Semiconductor Inc.(a)	36,309	254,163
Ultratech Inc.(a)	5,327	72,447
Varian Semiconductor Equipment Associates Inc.(a)	17,569	581,885
Veeco Instruments Inc.(a)	9,103	395,981
Virage Logic Corp.(a)	5,207	40,927
Volterra Semiconductor Corp.(a)	5,127	128,688
White Electronic Designs Corp.(a)	4,885	34,195
Xilinx Inc.	66,504	1,695,852
Zoran Corp.(a)	11,942	128,496

		85,828,448
SHIPBUILDING – 0.00%
Todd Shipyards Corp.	1,295	21,277

		21,277

SOFTWARE – 4.32%
ACI Worldwide Inc.(a)	8,584	176,916
Activision Blizzard Inc.	135,620	1,635,577
Actuate Corp.(a)	9,421	52,663
Acxiom Corp.(a)	16,844	302,181
Adobe Systems Inc.(a)	126,268	4,466,099
Advent Software Inc.(a)	3,627	162,308
Allscripts-Misys Healthcare Solutions Inc.(a)(b)	15,193	297,175
American Reprographics Co.(a)	8,638	77,483
American Software Inc. Class A	5,342	31,037
AMICAS Inc.(a)	7,679	46,228
ANSYS Inc.(a)	21,148	912,325
ArcSight Inc.(a)	4,208	118,455
athenahealth Inc.(a)	8,034	293,723
Autodesk Inc.(a)	55,431	1,630,780
Automatic Data Processing Inc.	121,092	5,384,961
Avid Technology Inc.(a)(b)	7,317	100,828
Blackbaud Inc.	10,297	259,381
Blackboard Inc.(a)	7,978	332,363
BMC Software Inc.(a)	44,869	1,705,022
Bottomline Technologies Inc.(a)	6,980	117,473
Broadridge Financial Solutions Inc.	33,979	726,471
CA Inc.	94,777	2,224,416
Callidus Software Inc.(a)	7,140	25,918
Cerner Corp.(a)	16,323	1,388,434
China TransInfo Technology Corp.(a)(b)	2,157	14,538
Citrix Systems Inc.(a)	43,814	2,079,851
CommVault Systems Inc.(a)	9,819	209,636
Computer Programs and Systems Inc.	2,577	100,709
Compuware Corp.(a)	55,488	466,099
Concur Technologies Inc.(a)	9,717	398,494
CSG Systems International Inc.(a)	8,174	171,327
Deltek Inc.(a)	5,028	38,414
DemandTec Inc.(a)	4,621	32,116
Digi International Inc.(a)	5,630	59,903
DivX Inc.(a)	9,382	67,175
Double-Take Software Inc.(a)	4,148	36,959
Dun & Bradstreet Corp. (The)	12,867	957,562
Ebix Inc.(a)	4,830	77,135
Eclipsys Corp.(a)	14,093	280,169
Electronic Arts Inc.(a)	78,305	1,461,171
Emdeon Inc. Class A(a)	6,660	110,023
Epicor Software Corp.(a)	10,177	97,292
EPIQ Systems Inc.(a)	7,553	93,884
Fair Isaac Corp.	12,083	306,183
FalconStor Software Inc.(a)	7,297	25,394
Fidelity National Information Services Inc.	79,695	1,868,051
Fiserv Inc.(a)	37,477	1,902,333
Global Defense Technology & Systems Inc.(a)	1,116	14,954
Global Payments Inc.	19,256	877,111
GSE Systems Inc.(a)	3,455	18,692
inContact Inc.(a)	7,980	22,743
infoGROUP Inc.(a)	7,393	57,665
Informatica Corp.(a)	20,954	562,824
InnerWorkings Inc.(a)(b)	7,923	41,200
Interactive Intelligence Inc.(a)	2,931	54,780
Intuit Inc.(a)	78,197	2,685,285
JDA Software Group Inc.(a)	7,823	217,636
Lawson Software Inc.(a)	32,617	215,598
ManTech International Corp. Class A(a)	5,099	248,984
MedAssets Inc.(a)	9,308	195,468
Medidata Solutions Inc.(a)	1,743	26,494

Microsoft Corp.	1,856,376	54,336,126
MicroStrategy Inc. Class A(a)	2,078	176,775
MoneyGram International Inc.(a)	17,304	65,928
Monotype Imaging Holdings Inc.(a)	5,038	49,020
MSCI Inc. Class A(a)	24,193	873,367
NetSuite Inc.(a)(b)	3,857	56,081
Novell Inc.(a)	81,359	487,340
Nuance Communications Inc.(a)	54,981	914,884
Omnicell Inc.(a)	7,761	108,887
OPNET Technologies Inc.	3,198	51,552
Oracle Corp.	920,691	23,652,552
Parametric Technology Corp.(a)	28,525	514,876
Paychex Inc.	77,823	2,389,166
Pegasystems Inc.(b)	3,335	123,395
Pervasive Software Inc.(a)	3,810	19,279
Phase Forward Inc.(a)	8,975	117,303
Phoenix Technologies Ltd.(a)	6,476	20,853
Progress Software Corp.(a)	9,789	307,668
PROS Holdings Inc.(a)	4,413	43,600
QAD Inc.(a)	3,355	17,614
Quality Systems Inc.(b)	5,711	350,884
Quest Software Inc.(a)	14,544	258,738
Red Hat Inc.(a)	45,702	1,337,698
Renaissance Learning Inc.	1,921	31,178
Rosetta Stone Inc.(a)	1,337	31,794
Salesforce.com Inc.(a)	26,157	1,947,389
Schawk Inc.	3,407	61,769
SeaChange International Inc.(a)	6,815	48,932
SEI Investments Co.	29,423	646,423
Smith Micro Software Inc.(a)	6,849	60,545
SolarWinds Inc.(a)	2,672	57,876
Solera Holdings Inc.	16,711	645,880
Sybase Inc.(a)	20,107	937,388
Synchronoss Technologies Inc.(a)	4,312	83,523
SYNNEX Corp.(a)	4,870	143,957
Take-Two Interactive Software Inc.(a)	20,564	202,555
Taleo Corp. Class A(a)	9,227	239,072
THQ Inc.(a)	15,836	111,010
Total System Services Inc.	38,922	609,519
Trident Microsystems Inc.(a)	13,133	22,851
Ultimate Software Group Inc.(a)	5,645	186,003
Unica Corp.(a)	2,087	18,553
VeriFone Holdings Inc.(a)	17,022	344,015
VMware Inc. Class A(a)	12,318	656,549

		131,922,436
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	8,190	126,863

		126,863
TELECOMMUNICATIONS – 5.39%
Acme Packet Inc.(a)	9,035	174,195
Adaptec Inc.(a)	27,205	88,960
ADC Telecommunications Inc.(a)	23,289	170,243
ADTRAN Inc.	13,473	355,014
Airvana Inc.(a)	6,846	52,440
Alaska Communications Systems Group Inc.	9,790	79,495
Amdocs Ltd.(a)	46,527	1,400,928
American Tower Corp. Class A(a)	96,010	4,090,986
Anaren Inc.(a)	3,866	55,052
Anixter International Inc.(a)	7,207	337,648

Applied Signal Technology Inc.	2,933	57,428
ARRIS Group Inc.(a)	30,608	367,602
Aruba Networks Inc.(a)	14,884	203,315
AT&T Inc.	1,421,118	36,721,689
Atheros Communications Inc.(a)	16,269	629,773
Atlantic Tele-Network Inc.	2,082	93,544
Aviat Networks Inc.(a)	13,878	92,011
BigBand Networks Inc.(a)	6,871	24,255
Black Box Corp.	4,146	127,531
Cbeyond Inc.(a)	6,381	87,292
CenturyTel Inc.	71,249	2,526,490
Ciena Corp.(a)(b)	22,627	344,835
Cincinnati Bell Inc.(a)	49,235	167,891
Cisco Systems Inc.(a)	1,389,297	36,163,401
Clearwire Corp. Class A(a)(b)	15,945	114,007
CommScope Inc.(a)	22,573	632,495
Communications Systems Inc.	1,436	18,567
Comtech Telecommunications Corp.(a)	6,944	222,139
Consolidated Communications Holdings Inc.	5,397	102,327
Corning Inc.	374,909	7,576,911
CPI International Inc.(a)	1,669	22,131
Crown Castle International Corp.(a)	69,871	2,671,168
DigitalGlobe Inc.(a)	3,329	93,046
EchoStar Corp. Class A(a)	9,722	197,162
EMS Technologies Inc.(a)	3,526	58,532
Extreme Networks Inc.(a)	19,077	58,566
Frontier Communications Corp.(b)	75,987	565,343
General Communication Inc. Class A(a)	9,280	53,546
GeoEye Inc.(a)	4,886	144,137
Global Crossing Ltd.(a)	7,713	116,852
Globecomm Systems Inc.(a)	4,726	36,343
Harmonic Inc.(a)	24,957	157,479
Harris Corp.	32,136	1,526,139
Hickory Tech Corp.	2,780	24,547
Hughes Communications Inc.(a)	2,404	66,951
Infinera Corp.(a)	19,734	168,134
InterDigital Inc.(a)	10,738	299,161
Iowa Telecommunications Services Inc.	8,474	141,516
Ixia(a)	6,714	62,239
JDS Uniphase Corp.(a)	50,237	629,470
Juniper Networks Inc.(a)	126,171	3,870,926
Knology Inc.(a)	6,352	85,371
KVH Industries Inc.(a)	3,148	41,522
Leap Wireless International Inc.(a)	14,207	232,427
Level 3 Communications Inc.(a)	392,487	635,829
LogMeIn Inc.(a)	1,787	36,973
Loral Space & Communications Inc.(a)	2,634	92,506
MasTec Inc.(a)	11,879	149,794
MetroPCS Communications Inc.(a)	61,273	433,813
Motorola Inc.(a)	553,005	3,882,095
NETGEAR Inc.(a)	7,946	207,391
Network Equipment Technologies Inc.(a)	6,092	33,567
NeuStar Inc. Class A(a)	17,699	446,015
Neutral Tandem Inc.(a)	7,808	124,772
Newport Corp.(a)	8,012	100,150
NII Holdings Inc.(a)	39,840	1,659,734
Novatel Wireless Inc.(a)	7,431	50,011
NTELOS Holdings Corp.	6,872	122,253
Oplink Communications Inc.(a)	5,147	95,425
Opnext Inc.(a)	4,308	10,167
PAETEC Holding Corp.(a)	29,404	137,611

ParkerVision Inc.(a)(b)	5,432	9,234
Plantronics Inc.	11,457	358,375
Polycom Inc.(a)	20,445	625,208
Powerwave Technologies Inc.(a)	29,930	37,413
Preformed Line Products Co.	624	23,806
Premiere Global Services Inc.(a)	14,757	121,893
QUALCOMM Inc.	398,670	16,740,153
Qwest Communications International Inc.	357,167	1,864,412
RCN Corp.(a)	8,044	121,304
RF Micro Devices Inc.(a)	62,694	312,216
SAVVIS Inc.(a)	9,404	155,166
SBA Communications Corp. Class A(a)	27,947	1,008,048
Shenandoah Telecommunications Co.	5,346	100,505
ShoreTel Inc.(a)	11,368	75,142
Sonus Networks Inc.(a)	48,457	126,473
Sprint Nextel Corp.(a)	689,392	2,619,690
SureWest Communications(a)(b)	3,111	26,723
Switch & Data Facilities Co. Inc.(a)	4,587	81,465
Sycamore Networks Inc.	4,468	89,851
Symmetricom Inc.(a)	10,645	62,060
Syniverse Holdings Inc.(a)	16,416	319,620
Tekelec(a)	16,447	298,678
Telephone and Data Systems Inc.	20,759	702,692
Tellabs Inc.	96,705	732,057
3Com Corp.(a)	92,175	708,826
tw telecom inc.(a)	36,287	658,609
United States Cellular Corp.(a)	3,675	152,072
USA Mobility Inc.	5,299	67,138
UTStarcom Inc.(a)(b)	24,524	68,422
Verizon Communications Inc.	684,230	21,224,815
ViaSat Inc.(a)	7,574	262,136
Virgin Media Inc.	70,154	1,210,858
Windstream Corp.	108,066	1,176,839

		164,761,177
TEXTILES – 0.06%
Cintas Corp.	31,864	895,060
G&K Services Inc. Class A	4,057	104,995
Mohawk Industries Inc.(a)	13,434	730,541
UniFirst Corp.	3,330	171,495

		1,902,091
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	30,262	1,158,429
JAKKS Pacific Inc.(a)	6,412	83,677
LeapFrog Enterprises Inc.(a)	7,913	51,830
Mattel Inc.	85,914	1,953,684
RC2 Corp.(a)	5,243	78,488

		3,326,108
TRANSPORTATION – 1.64%
Air Transport Services Group Inc.(a)	11,495	38,738
Alexander & Baldwin Inc.	10,020	331,161
American Commercial Lines Inc.(a)	2,208	55,421
Arkansas Best Corp.	5,970	178,384
Atlas Air Worldwide Holdings Inc.(a)	4,884	259,096
Bristow Group Inc.(a)	8,489	320,290
C.H. Robinson Worldwide Inc.	40,984	2,288,956
CAI International Inc.(a)	1,750	21,560
Celadon Group Inc.(a)	5,380	74,997
Con-way Inc.	11,983	420,843

CSX Corp.	94,485	4,809,287
DHT Maritime Inc.	10,867	42,599
Dynamex Inc.(a)	2,472	42,518
Eagle Bulk Shipping Inc.(a)	15,060	79,969
Echo Global Logistics Inc.(a)(b)	1,378	17,790
Expeditors International of Washington Inc.	51,531	1,902,525
FedEx Corp.	75,123	7,016,488
Forward Air Corp.	6,950	182,785
Frontline Ltd.	12,162	372,522
Genco Shipping & Trading Ltd.(a)	5,840	123,282
General Maritime Corp.	11,437	82,232
Genesee & Wyoming Inc. Class A(a)	8,908	303,941
Golar LNG Ltd.(a)	7,997	93,565
GulfMark Offshore Inc. Class A(a)	5,492	145,813
Heartland Express Inc.	11,882	196,053
Horizon Lines Inc. Class A(b)	7,762	42,225
Hub Group Inc. Class A(a)	8,769	245,357
International Shipholding Corp.	1,494	43,909
J.B. Hunt Transport Services Inc.	21,070	755,992
Kansas City Southern Industries Inc.(a)	23,337	844,099
Kirby Corp.(a)	13,152	501,749
Knight Transportation Inc.	13,487	284,441
Knightsbridge Tankers Ltd.	4,077	69,064
Landstar System Inc.	12,524	525,758
Marten Transport Ltd.(a)	3,513	69,241
Nordic American Tanker Shipping Ltd.	11,371	344,200
Norfolk Southern Corp.	88,610	4,952,413
Old Dominion Freight Line Inc.(a)	6,858	228,989
Overseas Shipholding Group Inc.	5,772	226,436
Pacer International Inc.(a)	8,290	49,906
Patriot Transportation Holding Inc.(a)	305	25,766
PHI Inc.(a)	3,241	68,644
RailAmerica Inc.(a)	5,335	62,953
Ryder System Inc.	13,699	530,973
Saia Inc.(a)	3,319	46,068
Ship Finance International Ltd.	10,570	187,723
Teekay Corp.	10,306	234,358
Teekay Tankers Ltd. Class A(b)	3,261	40,991
Ultrapetrol (Bahamas) Ltd.(a)	5,684	31,205
Union Pacific Corp.	121,285	8,890,191
United Parcel Service Inc. Class B	166,457	10,721,495
Universal Truckload Services Inc.(a)	1,198	21,061
USA Truck Inc.(a)	1,663	26,874
UTi Worldwide Inc.	24,522	375,677
Werner Enterprises Inc.	10,663	247,062
YRC Worldwide Inc. (a)	255,777	139,092

		50,234,727
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	10,323	97,759
AMERCO(a)	2,047	111,132
GATX Corp.	11,590	332,054
Greenbrier Companies Inc. (The)(a)	3,646	40,142
TAL International Group Inc.	3,729	74,505
Textainer Group Holdings Ltd.	1,643	35,407
Willis Lease Finance Corp.(a)	1,192	18,810

		709,809
WATER – 0.06%
American States Water Co.	4,496	156,011
American Water Works Co. Inc.	16,366	356,124

Aqua America Inc.	32,713	574,767
Artesian Resources Corp. Class A	1,338	23,629
California Water Service Group	4,678	175,940
Connecticut Water Service Inc.	1,959	45,586
Consolidated Water Co. Ltd.	3,339	45,344
Middlesex Water Co.	3,216	54,833
Pennichuck Corp.	1,075	25,273
PICO Holdings Inc.(a)	5,407	201,086
SJW Corp.	3,490	88,716
Southwest Water Co.	5,485	57,263
York Water Co.	2,478	34,073

		1,838,645
TOTAL COMMON STOCKS

(Cost: $3,529,163,847)		3,050,817,401

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	–

		–
TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	34	–

		–
TOTAL WARRANTS

(Cost: $0)		–

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(e)(f)	35,788,926	35,788,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(e)(f)	6,480,332	6,480,332
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	2,850,259	2,850,259

		45,119,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,119,517)		45,119,517

TOTAL INVESTMENTS IN SECURITIES – 101.31%
(Cost: $3,574,283,364)		3,095,936,918
Other Assets, Less Liabilities – (1.31)%		(40,167,843)

NET ASSETS – 100.00%		$3,055,769,075

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.20%
APAC Customer Services Inc.(a)	1,278	7,348
inVentiv Health Inc.(a)	566	12,712
Marchex Inc. Class B	987	5,044
Omnicom Group Inc.	16,148	626,704

		651,808
AEROSPACE & DEFENSE – 2.19%
AAR Corp.(a)	165	4,095
AeroVironment Inc.(a)	691	18,042
Alliant Techsystems Inc.(a)	1,684	136,909
Argon ST Inc.(a)	543	14,449
BE Aerospace Inc.(a)	2,404	73,202
Boeing Co. (The)	3,062	222,332
Esterline Technologies Corp.(a)	504	24,913
GenCorp Inc.(a)	3,021	17,401
General Dynamics Corp.	1,686	130,159
Goodrich Corp.	6,399	451,257
HEICO Corp.	1,174	60,531
Kaman Corp.	1,138	28,461
LMI Aerospace Inc.(a)	253	4,701
Lockheed Martin Corp.	15,622	1,300,063
Northrop Grumman Corp.	1,870	122,616
Orbital Sciences Corp.(a)	2,812	53,456
Raytheon Co.	15,730	898,498
Rockwell Collins Inc.	8,241	515,804
Spirit AeroSystems Holdings Inc. Class A(a)	1,744	40,775
Teledyne Technologies Inc.(a)	607	25,051
TransDigm Group Inc.	2,047	108,573
United Technologies Corp.	39,757	2,926,513

		7,177,801
AGRICULTURE – 3.26%
AgFeed Industries Inc.(a)(b)	1,581	6,941
Alico Inc.	159	4,015
Alliance One International Inc.(a)	3,331	16,955
Altria Group Inc.	107,030	2,196,256
Archer-Daniels-Midland Co.	18,696	540,314
Cadiz Inc.(a)	904	11,544
Lorillard Inc.	7,142	537,364
Monsanto Co.	28,254	2,017,901
Philip Morris International Inc.	101,592	5,299,039
Tejon Ranch Co.(a)	541	16,511
Universal Corp.	116	6,112
Vector Group Ltd.(b)	1,989	30,690

		10,683,642
AIRLINES – 0.43%
AirTran Holdings Inc.(a)	7,186	36,505
Alaska Air Group Inc.(a)	94	3,876
Allegiant Travel Co.(a)	787	45,536
AMR Corp.(a)	17,288	157,494
Continental Airlines Inc. Class B(a)	7,144	156,954
Copa Holdings SA Class A	1,546	93,997
Delta Air Lines Inc.(a)	40,011	583,760
Hawaiian Holdings Inc.(a)	2,623	19,332
Republic Airways Holdings Inc.(a)	363	2,149

Southwest Airlines Co.	11,872	156,948
UAL Corp.(a)(b)	8,203	160,369

		1,416,920
APPAREL – 1.02%
American Apparel Inc.(a)	1,626	4,927
Carter’s Inc.(a)	2,277	68,652
Cherokee Inc.	477	8,586
Coach Inc.	16,506	652,317
Crocs Inc.(a)	1,555	13,637
Deckers Outdoor Corp.(a)	698	96,324
G-III Apparel Group Ltd.(a)	340	9,370
Guess? Inc.	3,048	143,195
Gymboree Corp.(a)	1,176	60,717
Hanesbrands Inc.(a)	4,950	137,709
K-Swiss Inc. Class A(a)	732	7,657
Liz Claiborne Inc.(a)	3,330	24,742
Maidenform Brands Inc.(a)	976	21,326
Nike Inc. Class B	18,690	1,373,715
Oxford Industries Inc.	421	8,559
Phillips-Van Heusen Corp.	1,722	98,774
Polo Ralph Lauren Corp.	2,680	227,907
Steven Madden Ltd.(a)	804	39,235
Timberland Co. Class A(a)	1,434	30,602
True Religion Apparel Inc.(a)(b)	1,309	39,741
VF Corp.	1,010	80,951
Volcom Inc.(a)	865	16,885
Warnaco Group Inc. (The)(a)	2,345	111,880
Weyco Group Inc.	388	9,126
Wolverine World Wide Inc.	2,504	73,017

		3,359,551
AUDIO/VIDEO PRODUCTS – 0.03%
TiVo Inc.(a)	5,724	97,995

		97,995
AUTO MANUFACTURERS – 0.28%
Force Protection Inc.(a)	3,588	21,600
Navistar International Corp.(a)	3,224	144,210
PACCAR Inc.	17,438	755,763

		921,573
AUTO PARTS & EQUIPMENT – 0.38%
Amerigon Inc. Class A(a)	955	9,655
ArvinMeritor Inc.(a)	388	5,180
ATC Technology Corp.(a)	737	12,647
BorgWarner Inc.(a)	5,564	212,434
China Automotive Systems Inc.(a)	231	5,338
Cooper Tire & Rubber Co.	3,020	57,440
Dorman Products Inc.(a)	81	1,538
Federal-Mogul Corp. Class A(a)	436	8,005
Fuel Systems Solutions Inc.(a)(b)	704	22,500
Goodyear Tire & Rubber Co. (The)(a)	12,456	157,444
Johnson Controls Inc.	19,171	632,451
Standard Motor Products Inc.	584	5,793
TRW Automotive Holdings Corp.(a)	854	24,407
WABCO Holdings Inc.(a)	2,917	87,277
Wonder Auto Technology Inc.(a)	1,088	11,511

		1,253,620

BANKS – 1.02%
Ames National Corp.	191	3,830
Arrow Financial Corp.	285	7,664
Bank of Marin Bancorp(b)	213	7,046
Bank of New York Mellon Corp. (The)	12,793	395,048
Bank of the Ozarks Inc.	54	1,900
BOK Financial Corp.	354	18,564
Bridge Bancorp Inc.(b)	245	5,733
Bryn Mawr Bank Corp.	76	1,379
CapitalSource Inc.	1,885	10,537
Cardinal Financial Corp.	724	7,732
Cathay General Bancorp	1,624	18,920
CenterState Banks Inc.	85	1,041
Citizens Holding Co.	62	1,530
City Holding Co.	132	4,526
CNB Financial Corp.	304	4,694
Commerce Bancshares Inc.	1,106	45,501
Enterprise Financial Services Corp.	325	3,594
First Financial Bankshares Inc.	567	29,229
First of Long Island Corp. (The)	53	1,277
Great Southern Bancorp Inc.	223	5,004
Hancock Holding Co.	230	9,616
Metro Bancorp Inc.(a)	66	909
Nara Bancorp Inc.(a)	389	3,408
Northern Trust Corp.	12,490	690,197
OmniAmerican Bancorp Inc.	67	773
Orrstown Financial Services Inc.	112	2,841
Park National Corp.	40	2,492
Peapack-Gladstone Financial Corp.	76	1,194
Penns Woods Bancorp Inc.	128	4,294
PrivateBancorp Inc.	1,743	23,879
Republic Bancorp Inc. Class A	55	1,036
S.Y. Bancorp Inc.	240	5,460
Signature Bank(a)	1,700	62,985
Southside Bancshares Inc.	188	4,055
State Street Corp.	13,647	616,026
Suffolk Bancorp	349	10,718
SVB Financial Group(a)	256	11,945
Texas Capital Bancshares Inc.(a)	268	5,089
Tompkins Financial Corp.	170	6,202
TrustCo Bank Corp. NY	1,275	7,867
Wells Fargo & Co.	39,728	1,236,335
Westamerica Bancorporation	853	49,175
Wilshire Bancorp Inc.	78	860

		3,332,105
BEVERAGES – 3.58%
Boston Beer Co. Inc. Class A(a)	431	22,524
Brown-Forman Corp. Class B NVS	3,827	227,515
Coca-Cola Bottling Co. Consolidated	233	13,668
Coca-Cola Co. (The)	94,239	5,183,145
Coca-Cola Enterprises Inc.	13,549	374,765
Diedrich Coffee Inc.(a)(b)	246	8,561
Farmer Bros. Co.	197	3,692
Green Mountain Coffee Roasters Inc.(a)	1,783	172,630
Hansen Natural Corp.(a)	3,553	154,129
Molson Coors Brewing Co. Class B NVS	385	16,193
National Beverage Corp.	437	4,859
Peet’s Coffee & Tea Inc.(a)	541	21,451
PepsiCo Inc.	83,708	5,538,121

		11,741,253

BIOTECHNOLOGY – 2.93%
Abraxis BioScience Inc.(a)	362	18,734
Acorda Therapeutics Inc.(a)	1,939	66,314
Affymax Inc.(a)	893	20,923
Affymetrix Inc.(a)	3,130	22,974
Alexion Pharmaceuticals Inc.(a)	4,541	246,894
AMAG Pharmaceuticals Inc.(a)	1,088	37,982
American Oriental Bioengineering Inc.(a)	1,164	4,749
Amgen Inc.(a)	52,428	3,133,097
Arena Pharmaceuticals Inc.(a)(b)	4,989	15,466
ARIAD Pharmaceuticals Inc.(a)	6,631	22,545
ArQule Inc.(a)	1,029	5,927
ARYx Therapeutics Inc.(a)	1,019	887
BioCryst Pharmaceuticals Inc.(a)(b)	1,053	6,918
Biogen Idec Inc.(a)	13,978	801,778
BioMimetic Therapeutics Inc.(a)	767	10,086
Bio-Rad Laboratories Inc. Class A(a)	985	101,967
Cambrex Corp.(a)	1,781	7,213
Cardium Therapeutics Inc.(a)(b)	2,213	975
Celera Corp.(a)	851	6,042
Celgene Corp.(a)	23,828	1,476,383
Cell Therapeutics Inc.(a)(b)	27,821	15,043
Celldex Therapeutics Inc.(a)	1,626	9,984
Charles River Laboratories International Inc.(a)	2,246	88,290
China-Biotics Inc.(a)	385	6,895
CryoLife Inc.(a)	1,329	8,599
Curis Inc.(a)	3,164	9,713
Cytokinetics Inc.(a)	1,897	6,070
Cytori Therapeutics Inc.(a)	1,333	6,078
Enzo Biochem Inc.(a)	1,384	8,332
Enzon Pharmaceuticals Inc.(a)(b)	3,079	31,344
Exelixis Inc.(a)	5,346	32,450
Facet Biotech Corp.(a)	230	6,208
Genomic Health Inc.(a)	769	13,527
Genzyme Corp.(a)	13,981	724,635
Geron Corp.(a)	2,288	12,996
GTx Inc.(a)(b)	925	3,089
Halozyme Therapeutics Inc.(a)	3,429	27,398
Harvard Bioscience Inc.(a)	1,178	4,559
Human Genome Sciences Inc.(a)	9,500	286,900
Idera Pharmaceuticals Inc.(a)(b)	1,441	8,949
Illumina Inc.(a)	6,331	246,276
ImmunoGen Inc.(a)	3,304	26,729
Immunomedics Inc.(a)(b)	3,334	11,069
Incyte Corp.(a)	4,574	63,853
Integra LifeSciences Holdings Corp.(a)	1,006	44,093
InterMune Inc.(a)	2,322	103,492
Lexicon Pharmaceuticals Inc.(a)	3,112	4,606
Life Technologies Corp.(a)	8,076	422,133
Martek Biosciences Corp.(a)	305	6,866
Maxygen Inc.(a)	1,073	7,050
Micromet Inc.(a)	3,003	24,264
Millipore Corp.(a)	2,868	302,861
Molecular Insight Pharmaceuticals Inc.(a)(b)	851	1,115
Momenta Pharmaceuticals Inc.(a)	1,947	29,147
Myriad Genetics Inc.(a)	4,907	118,013
Nanosphere Inc.(a)	737	3,530
Nektar Therapeutics(a)	4,728	71,913
Novavax Inc.(a)(b)	3,441	7,949
Omeros Corp.(a)	330	2,323
OncoGenex Pharmaceutical Inc.(a)	208	4,270

Optimer Pharmaceuticals Inc.(a)	1,383	16,983
Orexigen Therapeutics Inc.(a)	1,471	8,664
Oxigene Inc.(a)(b)	2,071	2,547
PDL BioPharma Inc.	5,979	37,130
Protalix BioTherapeutics Inc.(a)(b)	1,783	11,696
Regeneron Pharmaceuticals Inc.(a)	3,258	86,304
Repligen Corp.(a)	1,484	6,025
RTI Biologics Inc.(a)	1,006	4,356
Sangamo BioSciences Inc.(a)(b)	2,386	12,932
Savient Pharmaceuticals Inc.(a)	3,623	52,352
Seattle Genetics Inc.(a)	4,308	51,438
Sequenom Inc.(a)	2,980	18,804
StemCells Inc.(a)(b)	5,196	6,027
SuperGen Inc.(a)	2,084	6,669
Talecris Biotherapeutics Holdings Corp.(a)	2,590	51,593
Vertex Pharmaceuticals Inc.(a)	10,070	411,561
Vical Inc.(a)(b)	2,736	9,193

		9,614,739
BUILDING MATERIALS – 0.17%
AAON Inc.	617	13,957
Apogee Enterprises Inc.	85	1,344
Armstrong World Industries Inc.(a)	449	16,303
Broadwind Energy Inc.(a)(b)	1,605	7,174
Builders FirstSource Inc.(a)	1,557	4,905
Drew Industries Inc.(a)	545	12,001
Eagle Materials Inc.	2,246	59,609
Lennox International Inc.	2,398	106,279
Martin Marietta Materials Inc.(b)	870	72,688
Masco Corp.	8,706	135,117
NCI Building Systems Inc.(a)	35	386
Owens Corning(a)	1,932	49,150
Quanex Building Products Corp.	1,158	19,142
Simpson Manufacturing Co. Inc.	1,504	41,751
Trex Co. Inc.(a)(b)	698	14,860

		554,666
CHEMICALS – 1.68%
Air Products and Chemicals Inc.	3,734	276,129
Albemarle Corp.	265	11,297
American Vanguard Corp.	120	978
Arch Chemicals Inc.	215	7,394
Ashland Inc.	240	12,665
Balchem Corp.	1,335	32,908
Celanese Corp. Series A	8,109	258,272
CF Industries Holdings Inc.	2,079	189,563
Chase Corp.	48	606
China Green Agriculture Inc.(a)(b)	527	7,378
E.I. du Pont de Nemours and Co.	15,548	579,008
Ecolab Inc.	12,286	539,970
FMC Corp.	3,178	192,396
Hawkins Inc.(b)	406	9,825
International Flavors & Fragrances Inc.	3,818	182,004
Intrepid Potash Inc.(a)(b)	1,957	59,356
Kraton Performance Polymers Inc.	208	3,715
Landec Corp.(a)	1,318	8,738
Lubrizol Corp.	3,013	276,352
Mosaic Co. (The)	8,234	500,380
NewMarket Corp.	530	54,585
NL Industries Inc.	198	1,699
Olin Corp.	373	7,318

OMNOVA Solutions Inc.(a)	2,203	17,294
PolyOne Corp.(a)	749	7,670
Praxair Inc.	15,929	1,322,107
RPM International Inc.	3,488	74,434
Sherwin-Williams Co. (The)	4,121	278,909
Sigma-Aldrich Corp.	6,365	341,546
Stepan Co.	349	19,506
Symyx Technologies Inc.(a)	1,455	6,533
Terra Industries Inc.	3,503	160,297
Valhi Inc.	104	2,047
W.R. Grace & Co.(a)	1,099	30,508
Zep Inc.	977	21,377

		5,494,764
COAL – 0.56%
Alpha Natural Resources Inc.(a)	6,237	311,164
Cloud Peak Energy Inc.(a)	655	10,899
CONSOL Energy Inc.	9,299	396,695
James River Coal Co.(a)	1,410	22,419
Massey Energy Co.	3,996	208,951
Peabody Energy Corp.	13,873	633,996
Walter Energy Inc.	2,757	254,388
Westmoreland Coal Co.(a)	413	5,212

		1,843,724
COMMERCIAL SERVICES – 3.27%
Aaron’s Inc.	2,448	81,616
ABM Industries Inc.	538	11,406
Administaff Inc.	1,050	22,407
Advance America Cash Advance Centers Inc.	2,093	12,181
Advisory Board Co. (The)(a)	797	25,105
Alliance Data Systems Corp.(a)	2,734	174,949
American Caresource Holdings Inc.(a)	543	961
American Public Education Inc.(a)	931	43,385
AMN Healthcare Services Inc.(a)	1,544	13,587
Apollo Group Inc. Class A(a)	6,896	422,656
Arbitron Inc.	1,336	35,618
Avis Budget Group Inc.(a)	3,024	34,776
Bridgepoint Education Inc.(a)(b)	698	17,157
Brink’s Home Security Holdings Inc.(a)	2,358	100,333
Capella Education Co.(a)	759	70,466
Cardtronics Inc.(a)	508	6,386
Career Education Corp.(a)	3,305	104,570
Cass Information Systems Inc.	435	13,550
CBIZ Inc.(a)	2,146	14,099
CDI Corp.	129	1,891
Cenveo Inc.(a)	2,997	25,954
Chemed Corp.	1,161	63,135
ChinaCast Education Corp.(a)	2,107	15,402
Coinstar Inc.(a)	1,622	52,715
Convergys Corp.(a)	639	7,834
Corinthian Colleges Inc.(a)	4,223	74,283
Corporate Executive Board Co. (The)	1,851	49,218
Corrections Corp. of America(a)	689	13,684
CorVel Corp.(a)	415	14,836
CoStar Group Inc.(a)(b)	991	41,146
CPI Corp.	235	3,257
CRA International Inc.(a)	479	10,979
Cross Country Healthcare Inc.(a)	367	3,710
Deluxe Corp.	1,533	29,771
DeVry Inc.	3,197	208,444

Diamond Management & Technology Consultants Inc.	1,117	8,768
Dollar Financial Corp.(a)	1,161	27,934
DynCorp International Inc.(a)	149	1,712
Education Management Corp.(a)	750	16,425
Emergency Medical Services Corp. Class A(a)	1,503	84,995
Equifax Inc.	5,072	181,578
Euronet Worldwide Inc.(a)	2,190	40,362
ExlService Holdings Inc.(a)	799	13,327
Exponent Inc.(a)	698	19,907
Forrester Research Inc.(a)	742	22,312
Franklin Covey Co.(a)	647	5,137
FTI Consulting Inc.(a)	2,644	103,962
Gartner Inc.(a)	3,495	77,729
Genpact Ltd.(a)	3,196	53,597
GEO Group Inc. (The)(a)	2,103	41,681
Global Cash Access Inc.(a)	1,870	15,278
Grand Canyon Education Inc.(a)	808	21,121
Great Lakes Dredge & Dock Corp.	1,890	9,922
H&R Block Inc.	17,741	315,790
Hackett Group Inc. (The)(a)	1,493	4,151
Healthcare Services Group Inc.	2,073	46,414
Heartland Payment Systems Inc.	1,921	35,731
Hewitt Associates Inc. Class A(a)	4,291	170,696
Hill International Inc.(a)	1,129	6,582
Hillenbrand Inc.	1,220	26,828
HMS Holdings Corp.(a)	1,315	67,052
Huron Consulting Group Inc.(a)	1,110	22,533
ICF International Inc.(a)	659	16,370
Interactive Data Corp.	841	26,912
Iron Mountain Inc.	9,222	252,683
ITT Educational Services Inc.(a)	1,839	206,851
K12 Inc.(a)	1,201	26,674
KAR Auction Services Inc.(a)	902	13,584
Kelly Services Inc. Class A(a)	140	2,332
Kendle International Inc.(a)	163	2,849
Kenexa Corp.(a)	1,191	16,376
Korn/Ferry International(a)	158	2,789
Landauer Inc.	290	18,914
Learning Tree International Inc.(a)	425	5,980
Lender Processing Services Inc.	4,914	185,504
Lincoln Educational Services Corp.(a)	496	12,549
Live Nation Entertainment Inc.(a)	2,831	41,049
Mac-Gray Corp.	93	1,050
MasterCard Inc. Class A	4,419	1,122,426
MAXIMUS Inc.	833	50,755
McGrath RentCorp	172	4,168
McKesson Corp.	6,932	455,571
Medifast Inc.(a)	656	16,485
Michael Baker Corp.(a)	388	13,378
Midas Inc.(a)	649	7,321
Monro Muffler Brake Inc.	853	30,503
Monster Worldwide Inc.(a)	3,796	63,052
Moody’s Corp.	9,690	288,277
Morningstar Inc.(a)	1,005	48,330
Multi-Color Corp.	388	4,648
National Research Corp.	70	1,772
Navigant Consulting Inc.(a)	2,650	32,144
Net 1 UEPS Technologies Inc.(a)	1,674	30,785
Nobel Learning Communities Inc.(a)	197	1,544
Odyssey Marine Exploration Inc.(a)	3,912	5,125
On Assignment Inc.(a)	209	1,490

PAREXEL International Corp.(a)	3,065	71,445
Pharmaceutical Product Development Inc.	5,370	127,537
Pre-Paid Legal Services Inc.(a)(b)	388	14,686
Princeton Review Inc. (The)(a)	644	2,248
Providence Service Corp. (The)(a)	406	6,167
QC Holdings Inc.	181	936
R.R. Donnelley & Sons Co.	2,713	57,923
Resources Connection Inc.(a)	2,401	46,027
Rewards Network Inc.	99	1,327
RiskMetrics Group Inc.(a)	1,251	28,285
Robert Half International Inc.	7,865	239,332
Rollins Inc.	2,288	49,604
RSC Holdings Inc.(a)	2,858	22,750
Saba Software Inc.(a)	1,215	6,014
SAIC Inc.(a)	15,219	269,376
Sotheby’s	3,231	100,452
Standard Parking Corp.(a)	11	181
StarTek Inc.(a)	98	681
Steiner Leisure Ltd.(a)	424	18,792
Strayer Education Inc.(b)	722	175,821
SuccessFactors Inc.(a)	2,414	45,963
Team Health Holdings Inc.(a)	646	10,853
Team Inc.(a)	881	14,616
TeleTech Holdings Inc.(a)	1,596	27,260
TNS Inc.(a)	1,300	28,990
Towers Watson & Co. Class A	1,783	84,692
Transcend Services Inc.(a)	311	5,054
Universal Technical Institute Inc.(a)	1,009	23,025
Valassis Communications Inc.(a)	1,996	55,549
Verisk Analytics Inc. Class A(a)	3,803	107,245
Viad Corp.	106	2,178
Visa Inc. Class A	23,262	2,117,540
Weight Watchers International Inc.	165	4,212
Western Union Co.	36,373	616,886
Wright Express Corp.(a)	1,959	59,005

		10,715,883
COMPUTERS – 9.32%
Apple Inc.(a)	46,203	10,854,471
Brocade Communications Systems Inc.(a)	8,427	48,118
CACI International Inc. Class A(a)	181	8,842
Cadence Design Systems Inc.(a)	13,561	90,316
Cognizant Technology Solutions Corp. Class A(a)	15,173	773,520
Compellent Technologies Inc.(a)	954	16,743
Computer Task Group Inc.(a)	708	5,133
Cray Inc.(a)	1,356	8,068
Dell Inc.(a)	88,588	1,329,706
Diebold Inc.	2,992	95,026
DST Systems Inc.	1,748	72,455
Echelon Corp.(a)	1,345	12,065
eLoyalty Corp.(a)(b)	451	2,539
EMC Corp.(a)	10,774	194,363
FactSet Research Systems Inc.	2,185	160,313
Fortinet Inc.(a)(b)	480	8,438
Furmanite Corp.(a)	1,304	6,768
Hewlett-Packard Co.	95,864	5,095,172
iGATE Corp.	1,466	14,264
IHS Inc. Class A(a)	2,454	131,215
Imation Corp.(a)	143	1,574
Immersion Corp.(a)	1,626	8,130
Innodata Isogen Inc.(a)	1,054	4,269

Insight Enterprises Inc.(a)	412	5,916
Integral Systems Inc.(a)	231	2,225
International Business Machines Corp.	68,435	8,776,789
Isilon Systems Inc.(a)	1,175	10,117
Jack Henry & Associates Inc.	4,302	103,506
Limelight Networks Inc.(a)	1,642	6,010
LivePerson Inc.(a)	2,091	16,038
Manhattan Associates Inc.(a)	1,176	29,964
Maxwell Technologies Inc.(a)	1,160	14,372
Mentor Graphics Corp.(a)	280	2,246
MICROS Systems Inc.(a)	4,117	135,367
MTS Systems Corp.	78	2,264
NCI Inc. Class A(a)	312	9,432
NCR Corp.(a)	8,145	112,401
NetApp Inc.(a)	17,283	562,734
Netezza Corp.(a)	2,406	30,773
NetScout Systems Inc.(a)	1,190	17,600
Palm Inc.(a)(b)	7,546	28,373
PAR Technology Corp.(a)	292	1,767
Quantum Corp.(a)	10,615	27,917
Radiant Systems Inc.(a)	1,588	22,661
RadiSys Corp.(a)	1,169	10,474
Riverbed Technology Inc.(a)	2,883	81,877
SanDisk Corp.(a)	5,631	195,002
Seagate Technology(a)	22,771	415,798
Sigma Designs Inc.(a)	1,053	12,352
Silicon Graphics International Corp.(a)	131	1,400
SRA International Inc. Class A(a)	608	12,640
STEC Inc.(a)(b)	1,280	15,334
Stratasys Inc.(a)	1,145	27,915
Super Micro Computer Inc.(a)	898	15,517
Sykes Enterprises Inc.(a)	2,057	46,982
Synaptics Inc.(a)	1,780	49,146
Synopsys Inc.(a)	4,646	103,931
Syntel Inc.	710	27,314
Teradata Corp.(a)	7,251	209,481
3D Systems Corp.(a)	868	11,848
3PAR Inc.(a)	1,315	13,150
Tier Technologies Inc. Class B(a)	543	4,322
Tyler Technologies Inc.(a)	1,622	30,396
Unisys Corp.(a)	102	3,559
Virtusa Corp.(a)	692	7,135
Western Digital Corp.(a)	10,375	404,521

		30,560,074
COSMETICS & PERSONAL CARE – 2.95%
Alberto-Culver Co.	3,730	97,539
Avon Products Inc.	22,132	749,611
Colgate-Palmolive Co.	25,861	2,204,909
Estee Lauder Companies Inc. (The) Class A	5,725	371,381
Inter Parfums Inc.	43	637
Procter & Gamble Co. (The)	98,875	6,255,821
Revlon Inc. Class A(a)	547	8,123

		9,688,021
DISTRIBUTION & WHOLESALE – 0.35%
Beacon Roofing Supply Inc.(a)	1,924	36,806
BMP Sunstone Corp.(a)(b)	1,197	6,057
Brightpoint Inc.(a)	2,558	19,262
Chindex International Inc.(a)	538	6,354
Core-Mark Holding Co. Inc.(a)	163	4,989

Fastenal Co.	6,822	327,388
Houston Wire & Cable Co.	388	4,493
LKQ Corp.(a)	7,208	146,322
MWI Veterinary Supply Inc.(a)	593	23,957
Owens & Minor Inc.	1,720	79,791
Pool Corp.	1,332	30,156
Rentrak Corp.(a)	479	10,322
ScanSource Inc.(a)	76	2,187
W.W. Grainger Inc.	3,173	343,065
Watsco Inc.	1,270	72,238
WESCO International Inc.(a)(b)	1,159	40,229

		1,153,616
DIVERSIFIED FINANCIAL SERVICES – 1.90%
Affiliated Managers Group Inc.(a)	2,127	168,033
American Express Co.	9,582	395,353
AmeriCredit Corp.(a)	1,395	33,145
Ameriprise Financial Inc.	1,041	47,220
Artio Global Investors Inc. Class A	259	6,408
Asset Acceptance Capital Corp.(a)	551	3,477
BGC Partners Inc. Class A	1,176	7,185
BlackRock Inc.(c)	551	119,986
Broadpoint Gleacher Securities Inc.(a)	2,714	10,856
Calamos Asset Management Inc. Class A	78	1,119
Capital One Financial Corp.	6,571	272,105
Charles Schwab Corp. (The)	49,160	918,800
CME Group Inc.	208	65,751
Cohen & Steers Inc.(b)	504	12,580
CompuCredit Holdings Corp.(b)	386	1,992
Cowen Group Inc. Class A(a)	150	849
Credit Acceptance Corp.(a)	345	14,228
Diamond Hill Investment Group Inc.	79	5,419
Duff & Phelps Corp. Class A	835	13,978
Eaton Vance Corp.	5,988	200,838
Epoch Holding Corp.	850	9,596
Evercore Partners Inc. Class A	222	6,660
FBR Capital Markets Corp.(a)	78	355
Federated Investors Inc. Class B	4,296	113,328
Franklin Resources Inc.	3,524	390,812
GAMCO Investors Inc. Class A	227	10,328
GFI Group Inc.	3,486	20,149
GLG Partners Inc.(a)(b)	9,750	29,932
Goldman Sachs Group Inc. (The)	1,621	276,591
Greenhill & Co. Inc.	1,046	85,866
IntercontinentalExchange Inc.(a)	3,799	426,172
International Assets Holding Corp.(a)	208	3,114
Invesco Ltd.	1,715	37,576
Investment Technology Group Inc.(a)	192	3,204
Janus Capital Group Inc.	8,139	116,306
Jefferies Group Inc.(b)	4,521	107,012
JMP Group Inc.	78	663
KBW Inc.(a)	840	22,596
Knight Capital Group Inc. Class A(a)	2,410	36,752
Lazard Ltd. Class A(b)	3,950	141,015
MarketAxess Holdings Inc.	1,625	25,561
MF Global Holdings Ltd.(a)	1,471	11,871
Morgan Stanley	16,363	479,272
NASDAQ OMX Group Inc. (The)(a)	3,098	65,430
Nelnet Inc. Class A	349	6,477
NewStar Financial Inc.(a)	308	1,965
NYSE Euronext Inc.	3,451	102,184

optionsXpress Holdings Inc.(a)	2,309	37,614
Penson Worldwide Inc.(a)	613	6,173
Portfolio Recovery Associates Inc.(a)(b)	882	48,395
Pzena Investment Management Inc. Class A(a)	395	3,014
SLM Corp.(a)	5,218	65,329
Stifel Financial Corp.(a)	1,560	83,850
Student Loan Corp. (The)	24	853
SWS Group Inc.	78	899
T. Rowe Price Group Inc.	13,256	728,152
TD AMERITRADE Holding Corp.(a)	13,701	261,141
Teton Advisors Inc. Class B(d)	3	36
Thomas Weisel Partners Group Inc.(a)	100	392
TradeStation Group Inc.(a)	436	3,056
U.S. Global Investors Inc. Class A	513	5,074
Waddell & Reed Financial Inc. Class A	4,523	163,009
Westwood Holdings Group Inc.	229	8,427

		6,245,523
ELECTRIC – 0.67%
AES Corp. (The)(a)	27,981	307,791
Allegheny Energy Inc.	5,346	122,958
Calpine Corp.(a)	9,344	111,100
CenterPoint Energy Inc.	16,920	242,971
Constellation Energy Group Inc.	7,956	279,335
DPL Inc.	746	20,284
EnerNOC Inc.(a)(b)	749	22,230
Exelon Corp.	2,955	129,459
FPL Group Inc.	2,766	133,681
Integrys Energy Group Inc.	851	40,320
ITC Holdings Corp.	2,564	141,020
NV Energy Inc.	5,147	63,463
Ormat Technologies Inc.	1,009	28,393
Pike Electric Corp.(a)	256	2,386
PPL Corp.	19,528	541,121
U.S. Geothermal Inc.(a)	2,981	2,713

		2,189,225
ELECTRICAL COMPONENTS & EQUIPMENT – 0.84%
A123 Systems Inc.(a)(b)	1,003	13,781
Advanced Battery Technologies Inc.(a)	3,021	11,782
Advanced Energy Industries Inc.(a)	1,318	21,826
American Superconductor Corp.(a)(b)	2,246	64,909
AMETEK Inc.	5,527	229,149
Emerson Electric Co.	38,903	1,958,377
Energizer Holdings Inc.(a)	3,002	188,406
Energy Conversion Devices Inc.(a)(b)	1,944	15,222
Generac Holdings Inc.(a)	406	5,688
GrafTech International Ltd.(a)	2,401	32,822
Graham Corp.	488	8,779
Greatbatch Inc.(a)	851	18,033
Harbin Electric Inc.(a)(b)	879	18,978
Hubbell Inc. Class B	347	17,499
Lihua International Inc.(a)	87	799
Molex Inc.	576	12,015
NIVS IntelliMedia Technology Group Inc.(a)	412	1,582
Powell Industries Inc.(a)	447	14,541
Power-One Inc.(a)	231	975
PowerSecure International Inc.(a)	78	615
SatCon Technology Corp.(a)	2,161	5,251
SmartHeat Inc.(a)	638	6,852
SunPower Corp. Class A(a)(b)	4,967	93,876

Ultralife Corp.(a)(b)	601	2,410
Universal Display Corp.(a)(b)	1,388	16,337
Valence Technology Inc.(a)(b)	1,703	1,448
Vicor Corp.(a)	290	4,005

		2,765,957
ELECTRONICS – 1.11%
Agilent Technologies Inc.(a)	17,832	613,242
American Science and Engineering Inc.	493	36,936
Amphenol Corp. Class A	8,889	375,027
Analogic Corp.	419	17,904
Arrow Electronics Inc.(a)	2,558	77,073
Avnet Inc.(a)	2,602	78,060
AVX Corp.	537	7,625
Badger Meter Inc.	756	29,114
Benchmark Electronics Inc.(a)	354	7,342
Checkpoint Systems Inc.(a)	467	10,330
China Security & Surveillance Technology Inc.(a)	1,703	13,096
Cogent Inc.(a)	2,184	22,277
CTS Corp.	78	735
Cubic Corp.	805	28,980
Daktronics Inc.	1,644	12,527
DDi Corp.(a)	105	595
Dionex Corp.(a)	905	67,676
Dolby Laboratories Inc. Class A(a)	2,713	159,172
FARO Technologies Inc.(a)	804	20,703
FEI Co.(a)	1,783	40,849
FLIR Systems Inc.(a)	7,746	218,437
Garmin Ltd.(b)	4,739	182,357
Gentex Corp.	7,251	140,814
ICx Technologies Inc.(a)(b)	515	3,590
II-VI Inc.(a)	856	28,967
Itron Inc.(a)	1,913	138,826
Jabil Circuit Inc.	4,845	78,441
L-1 Identity Solutions Inc.(a)	3,005	26,835
LaBarge Inc.(a)	536	5,923
MEMSIC Inc.(a)	76	242
Methode Electronics Inc.	222	2,198
Mettler-Toledo International Inc.(a)	1,753	191,428
Multi-Fineline Electronix Inc.(a)	551	14,194
National Instruments Corp.	2,934	97,849
NVE Corp.(a)	231	10,464
OSI Systems Inc.(a)	597	16,746
Park Electrochemical Corp.	599	17,215
PerkinElmer Inc.	1,316	31,452
Plexus Corp.(a)	694	25,005
RAE Systems Inc.(a)(b)	3,385	2,759
Rofin-Sinar Technologies Inc.(a)	669	15,133
Rogers Corp.(a)	226	6,556
SRS Labs Inc.(a)	614	6,103
Taser International Inc.(a)	3,227	18,910
Thermo Fisher Scientific Inc.(a)	1,755	90,277
Thomas & Betts Corp.(a)	850	33,354
Trimble Navigation Ltd.(a)	6,160	176,915
Varian Inc.(a)	349	18,071
Vishay Intertechnology Inc.(a)	2,021	20,675
Waters Corp.(a)	5,005	338,038
Woodward Governor Co.	2,533	81,005

		3,658,042

ENERGY - ALTERNATE SOURCES – 0.13%
Ascent Solar Technologies Inc.(a)(b)	326	1,255
Clean Energy Fuels Corp.(a)(b)	1,858	42,325
Comverge Inc.(a)	1,003	11,344
Ener1 Inc.(a)(b)	2,606	12,326
Evergreen Energy Inc.(a)(b)	5,900	1,062
Evergreen Solar Inc.(a)(b)	5,085	5,746
First Solar Inc.(a)	2,681	328,825
FuelCell Energy Inc.(a)(b)	3,021	8,519
GT Solar International Inc.(a)	1,743	9,116
Syntroleum Corp.(a)	3,179	6,739

		427,257
ENGINEERING & CONSTRUCTION – 0.44%
AECOM Technology Corp.(a)	4,857	137,793
Argan Inc.(a)	381	4,953
EMCOR Group Inc.(a)	1,052	25,911
ENGlobal Corp.(a)	1,306	3,618
Fluor Corp.	9,363	435,473
Granite Construction Inc.	233	7,041
Jacobs Engineering Group Inc.(a)	6,461	291,973
McDermott International Inc.(a)	11,715	315,368
Mistras Group Inc.(a)	328	3,277
MYR Group Inc.(a)	868	14,157
Orion Marine Group Inc.(a)	1,391	25,108
Shaw Group Inc. (The)(a)	3,488	120,057
Stanley Inc.(a)	601	17,002
Sterling Construction Co. Inc.(a)	71	1,116
URS Corp.(a)	543	26,938
VSE Corp.	197	8,109

		1,437,894
ENTERTAINMENT – 0.16%
Bally Technologies Inc.(a)	2,813	114,039
Carmike Cinemas Inc.(a)	531	7,365
Cinemark Holdings Inc.	1,473	27,015
Dover Downs Gaming & Entertainment Inc.	679	2,689
Great Wolf Resorts Inc.(a)	133	423
International Game Technology	12,721	234,702
Isle of Capri Casinos Inc.(a)(b)	787	6,123
Lakes Entertainment Inc.(a)	342	787
National CineMedia Inc.	133	2,296
Pinnacle Entertainment Inc.(a)	1,628	15,857
Reading International Inc. Class A(a)	179	764
Regal Entertainment Group Class A	2,111	37,090
Scientific Games Corp. Class A(a)	3,333	46,929
Shuffle Master Inc.(a)	2,868	23,489
Warner Music Group Corp.(a)	82	567
Youbet.com Inc.(a)	1,835	5,395

		525,530
ENVIRONMENTAL CONTROL – 0.54%
Calgon Carbon Corp.(a)	2,997	51,309
Clean Harbors Inc.(a)	1,038	57,671
Darling International Inc.(a)	4,478	40,123
Energy Recovery Inc.(a)(b)	1,701	10,716
EnergySolutions Inc.	368	2,366
Fuel Tech Inc.(a)	599	4,804
Heritage-Crystal Clean Inc.(a)	127	1,435
Met-Pro Corp.	716	7,017
Mine Safety Appliances Co.	1,268	35,453
Nalco Holding Co.	7,103	172,816

Perma-Fix Environmental Services Inc.(a)	2,713	6,077
Republic Services Inc.	5,257	152,558
Stericycle Inc.(a)	4,393	239,418
Tetra Tech Inc.(a)	3,097	71,355
US Ecology Inc.	1,008	16,229
Waste Connections Inc.(a)	3,023	102,661
Waste Management Inc.	22,886	787,965
Waste Services Inc.(a)	96	949

		1,760,922
FOOD – 1.66%
American Dairy Inc.(a)(b)	541	10,360
American Italian Pasta Co. Class A(a)	759	29,502
Arden Group Inc. Class A	60	6,377
B&G Foods Inc. Class A	255	2,672
Calavo Growers Inc.	502	9,156
Cal-Maine Foods Inc.	767	25,994
Campbell Soup Co.	6,888	243,491
Dean Foods Co.(a)	9,254	145,195
Diamond Foods Inc.	883	37,121
Dole Food Co. Inc.(a)(b)	1,203	14,256
Flowers Foods Inc.	3,295	81,518
General Mills Inc.	7,053	499,282
H.J. Heinz Co.	13,249	604,287
Hain Celestial Group Inc.(a)	543	9,421
Hershey Co. (The)	4,616	197,611
Hormel Foods Corp.	355	14,914
HQ Sustainable Maritime Industries Inc.(a)	321	1,926
J&J Snack Foods Corp.	714	31,038
Kellogg Co.	13,199	705,223
Kraft Foods Inc. Class A	13,254	400,801
Kroger Co. (The)	28,492	617,137
Lance Inc.	1,429	33,053
Lifeway Foods Inc.(a)(b)	233	2,766
McCormick & Co. Inc. NVS	6,730	258,163
Overhill Farms Inc.(a)	785	4,577
Ruddick Corp.	389	12,308
Sanderson Farms Inc.	1,034	55,433
Sara Lee Corp.	8,879	123,684
Smart Balance Inc.(a)	2,308	14,956
Smithfield Foods Inc.(a)	454	9,416
Sysco Corp.	30,584	902,228
Tootsie Roll Industries Inc.	1,273	34,409
United Natural Foods Inc.(a)	2,214	62,280
Village Super Market Inc. Class A	295	8,269
Weis Markets Inc.	113	4,109
Whole Foods Market Inc.(a)	5,773	208,694
Zhongpin Inc.(a)	1,261	16,015

		5,437,642
FOREST PRODUCTS & PAPER – 0.11%
Boise Inc.(a)	701	4,297
Cellu Tissue Holdings Inc.(a)	47	469
Clearwater Paper Corp.(a)	59	2,906
Deltic Timber Corp.	416	18,325
Orchids Paper Products Co.(a)(b)	233	3,833
Plum Creek Timber Co. Inc.(b)	2,999	116,691
Potlatch Corp.	1,062	37,212
Rayonier Inc.	1,834	83,319
Rock-Tenn Co. Class A	1,729	78,791
Wausau Paper Corp.(a)	819	6,994

		352,837

GAS – 0.01%
New Jersey Resources Corp.	375	14,085
Piedmont Natural Gas Co.	234	6,454
South Jersey Industries Inc.	177	7,432

		27,971
HAND & MACHINE TOOLS – 0.02%
Baldor Electric Co.	459	17,167
K-Tron International Inc.(a)	112	16,797
Raser Technologies Inc.(a)(b)	2,514	2,514
Snap-on Inc.	814	35,279

		71,757
HEALTH CARE - PRODUCTS – 6.06%
Abaxis Inc.(a)	1,117	30,371
ABIOMED Inc.(a)	1,689	17,447
Accuray Inc.(a)	2,404	14,640
AGA Medical Holdings Inc.(a)	608	9,880
Align Technology Inc.(a)	2,980	57,633
Alphatec Holdings Inc.(a)	2,127	13,549
American Medical Systems Holdings Inc.(a)	3,799	70,585
AngioDynamics Inc.(a)	430	6,717
Atrion Corp.	78	11,157
ATS Medical Inc.(a)	2,397	6,232
Baxter International Inc.	31,322	1,822,940
Beckman Coulter Inc.	3,529	221,621
Becton, Dickinson and Co.	12,381	974,756
Boston Scientific Corp.(a)	27,663	199,727
Bovie Medical Corp.(a)(b)	850	5,312
Bruker Corp.(a)	2,417	35,409
C.R. Bard Inc.	5,182	448,865
Cantel Medical Corp.	450	8,932
Cardiac Science Corp.(a)	107	200
CardioNet Inc.(a)	1,207	9,234
Cardiovascular Systems Inc.(a)	681	3,616
Cepheid Inc.(a)	3,150	55,062
Clinical Data Inc.(a)	736	14,278
Conceptus Inc.(a)	1,508	30,100
Cutera Inc.(a)	203	2,105
Cyberonics Inc.(a)	1,401	26,843
Delcath Systems Inc.(a)	2,061	16,694
DENTSPLY International Inc.	7,668	267,230
DexCom Inc.(a)	2,711	26,378
Edwards Lifesciences Corp.(a)	2,869	283,687
Electro-Optical Sciences Inc.(a)	1,318	9,780
Endologix Inc.(a)	2,215	8,949
EnteroMedics Inc.(a)(b)	1,048	534
Exactech Inc.(a)	341	7,151
Female Health Co. (The)	888	6,367
Gen-Probe Inc.(a)	2,571	128,550
Haemonetics Corp.(a)	1,322	75,552
Hanger Orthopedic Group Inc.(a)	293	5,327
Hansen Medical Inc.(a)(b)	701	1,605
HeartWare International Inc.(a)	357	15,876
Henry Schein Inc.(a)	4,645	273,590
Hill-Rom Holdings Inc.	1,288	35,046
Hologic Inc.(a)	1,308	24,250
ICU Medical Inc.(a)	657	22,634
IDEXX Laboratories Inc.(a)	3,103	178,578

Immucor Inc.(a)	3,558	79,664
Insulet Corp.(a)	1,807	27,268
Intuitive Surgical Inc.(a)	1,959	681,987
Invacare Corp.	639	16,959
Inverness Medical Innovations Inc.(a)	1,906	74,239
IRIS International Inc.(a)	878	8,964
Johnson & Johnson	110,459	7,201,927
Kensey Nash Corp.(a)	408	9,625
Kinetic Concepts Inc.(a)	1,130	54,025
LCA-Vision Inc.(a)	388	3,228
Luminex Corp.(a)	2,072	34,872
MAKO Surgical Corp.(a)(b)	783	10,555
Masimo Corp.	2,600	69,030
Medical Action Industries Inc.(a)	551	6,761
Medtronic Inc.	57,943	2,609,173
Merge Healthcare Inc.(a)	1,304	2,699
Meridian Bioscience Inc.	2,165	44,101
Merit Medical Systems Inc.(a)	1,562	23,820
Metabolix Inc.(a)(b)	1,015	12,363
Microvision Inc.(a)(b)	3,972	11,201
Micrus Endovascular Corp.(a)	854	16,841
Natus Medical Inc.(a)	983	15,640
NuVasive Inc.(a)(b)	1,877	84,840
NxStage Medical Inc.(a)(b)	900	10,305
OraSure Technologies Inc.(a)	2,045	12,127
Orthofix International NV(a)	862	31,360
Orthovita Inc.(a)	3,176	13,530
Palomar Medical Technologies Inc.(a)	674	7,320
Patterson Companies Inc.	5,191	161,181
PSS World Medical Inc.(a)	3,014	70,859
Quidel Corp.(a)(b)	1,456	21,170
ResMed Inc.(a)	3,923	249,699
Rochester Medical Corp.(a)	511	6,551
Rockwell Medical Technologies Inc.(a)(b)	695	4,017
Sirona Dental Systems Inc.(a)	931	35,406
Somanetics Corp.(a)	617	11,809
SonoSite Inc.(a)	971	31,179
Spectranetics Corp.(a)	1,387	9,584
St. Jude Medical Inc.(a)	16,858	692,021
Stereotaxis Inc.(a)	2,056	10,301
Steris Corp.	3,043	102,427
Stryker Corp.	17,559	1,004,726
SurModics Inc.(a)	736	15,412
Symmetry Medical Inc.(a)	509	5,110
Synovis Life Technologies Inc.(a)	596	9,256
TECHNE Corp.	1,916	122,030
Thoratec Corp.(a)	2,927	97,908
TomoTherapy Inc.(a)	1,476	5,033
TranS1 Inc.(a)	582	1,891
Utah Medical Products Inc.	170	4,782
Varian Medical Systems Inc.(a)	6,442	356,436
Vascular Solutions Inc.(a)	821	7,381
Vital Images Inc.(a)	388	6,274
Volcano Corp.(a)	1,890	45,662
West Pharmaceutical Services Inc.	1,686	70,728
Wright Medical Group Inc.(a)	2,067	36,731
Young Innovations Inc.	199	5,604
Zoll Medical Corp.(a)	1,006	26,518

		19,887,099

HEALTH CARE - SERVICES – 0.93%
Aetna Inc.	4,949	173,759
Air Methods Corp.(a)	612	20,808
Alliance Healthcare Services Inc.(a)	1,133	6,367
Allied Healthcare International Inc.(a)	388	1,055
Almost Family Inc.(a)	440	16,584
Amedisys Inc.(a)	1,318	72,780
America Service Group Inc.	403	6,484
American Dental Partners Inc.(a)	231	3,015
AMERIGROUP Corp.(a)	2,713	90,180
Bio-Reference Laboratories Inc.(a)	568	24,975
Centene Corp.(a)	1,461	35,122
Community Health Systems Inc.(a)	2,399	88,595
Continucare Corp.(a)	1,659	6,138
Covance Inc.(a)	3,298	202,464
Coventry Health Care Inc.(a)	2,143	52,975
DaVita Inc.(a)	5,348	339,063
Emeritus Corp.(a)	947	19,271
Ensign Group Inc. (The)	540	9,358
Genoptix Inc.(a)	853	30,273
Gentiva Health Services Inc.(a)	562	15,893
Health Management Associates Inc. Class A(a)	12,663	108,902
HealthSouth Corp.(a)	4,809	89,928
Healthways Inc.(a)	78	1,253
Humana Inc.(a)	3,210	150,132
IPC The Hospitalist Co. Inc.(a)	833	29,247
Laboratory Corp. of America Holdings(a)(b)	5,605	424,355
LHC Group Inc.(a)	853	28,601
Lincare Holdings Inc.(a)(b)	2,868	128,716
MEDNAX Inc.(a)	759	44,166
Metropolitan Health Networks Inc.(a)	2,034	6,570
National Healthcare Corp.	186	6,581
NovaMed Inc.(a)(b)	1,058	3,597
Odyssey Healthcare Inc.(a)	854	15,466
Psychiatric Solutions Inc.(a)	1,954	58,229
Quest Diagnostics Inc.	8,080	470,983
RadNet Inc.(a)	938	2,983
RehabCare Group Inc.(a)	1,000	27,270
Select Medical Holdings Corp.(a)	530	4,473
Tenet Healthcare Corp.(a)	16,728	95,684
Triple-S Management Corp. Class B(a)	64	1,136
U.S. Physical Therapy Inc.(a)	267	4,646
Universal Health Services Inc. Class B	344	12,071
Virtual Radiologic Corp.(a)(b)	422	4,642
WellPoint Inc.(a)	1,694	109,060

		3,043,850
HOLDING COMPANIES - DIVERSIFIED – 0.03%
Leucadia National Corp.(a)	3,490	86,587
Primoris Services Corp.(b)	581	4,497

		91,084
HOME BUILDERS – 0.04%
Hovnanian Enterprises Inc. Class A(a)(b)	1,763	7,669
KB Home	277	4,640
M.D.C. Holdings Inc.	719	24,885
M/I Homes Inc.(a)	101	1,480
NVR Inc.(a)	55	39,957
Pulte Homes Inc.(a)	1,815	20,419
Thor Industries Inc.	944	28,518
Winnebago Industries Inc.(a)	200	2,922

		130,490

HOME FURNISHINGS – 0.08%
DTS Inc.(a)	917	31,215
Harman International Industries Inc.(a)	1,977	92,484
Sealy Corp.(a)	388	1,358
Tempur-Pedic International Inc.(a)	3,839	115,784
Universal Electronics Inc.(a)	640	14,298

		255,139
HOUSEHOLD PRODUCTS & WARES – 0.69%
Avery Dennison Corp.	1,078	39,250
Blyth Inc.	29	906
Church & Dwight Co. Inc.	3,627	242,828
Clorox Co. (The)	6,431	412,484
Fossil Inc.(a)	2,403	90,689
Kimberly-Clark Corp.	18,693	1,175,416
Scotts Miracle-Gro Co. (The) Class A	2,290	106,141
Standard Register Co. (The)	1,086	5,810
Tupperware Brands Corp.	3,231	155,799
WD-40 Co.	578	18,976

		2,248,299
HOUSEWARES – 0.04%
National Presto Industries Inc.	233	27,706
Newell Rubbermaid Inc.	2,295	34,884
Toro Co. (The)	1,758	86,441

		149,031
INSURANCE – 1.14%
Aflac Inc.	24,167	1,312,026
American International Group Inc.(a)(b)	2,362	80,639
American Safety Insurance Holdings Ltd.(a)	58	962
AmTrust Financial Services Inc.	49	684
Arthur J. Gallagher & Co.	4,775	117,226
Assured Guaranty Ltd.	692	15,203
Axis Capital Holdings Ltd.	1,898	59,331
Brown & Brown Inc.	4,418	79,171
CIGNA Corp.	910	33,288
Citizens Inc.(a)(b)	1,272	8,790
CNA Financial Corp.(a)	630	16,834
Crawford & Co. Class B(a)	850	3,459
eHealth Inc.(a)	1,191	18,758
Endurance Specialty Holdings Ltd.	856	31,800
Erie Indemnity Co. Class A	1,050	45,286
FBL Financial Group Inc. Class A	246	6,022
Fidelity National Financial Inc. Class A	1,778	26,350
First Mercury Financial Corp.	388	5,056
Genworth Financial Inc. Class A(a)	10,762	197,375
Hallmark Financial Services Inc.(a)	68	612
Hanover Insurance Group Inc. (The)	204	8,896
Life Partners Holdings Inc.	346	7,671
Lincoln National Corp.	4,799	147,329
Marsh & McLennan Companies Inc.	2,010	49,084
Phoenix Companies Inc. (The)(a)	634	1,534
Principal Financial Group Inc.	16,163	472,121
Progressive Corp. (The)	3,568	68,113
Prudential Financial Inc.	12,427	751,833
Reinsurance Group of America Inc.	282	14,811
RLI Corp.	388	22,124
Safety Insurance Group Inc.	130	4,897
Symetra Financial Corp.(a)	637	8,396

Tower Group Inc.	1,840	40,793
Universal Insurance Holdings Inc.	413	2,090
Validus Holdings Ltd.	696	19,161
W.R. Berkley Corp.	2,335	60,920

		3,738,645
INTERNET – 4.65%
AboveNet Inc.(a)	698	35,410
ActivIdentity Corp.(a)	786	2,232
Akamai Technologies Inc.(a)	8,910	279,863
Amazon.com Inc.(a)	17,013	2,309,174
Ancestry.com Inc.(a)	306	5,187
Archipelago Learning Inc.(a)	380	5,540
Ariba Inc.(a)	4,482	57,594
Art Technology Group Inc.(a)	8,135	35,875
AsiaInfo Holdings Inc.(a)	1,626	43,056
Blue Coat Systems Inc.(a)	2,026	62,887
Blue Nile Inc.(a)	698	38,404
China Information Security Technology Inc.(a)	1,102	5,565
Chordiant Software Inc.(a)	1,443	7,316
Cogent Communications Group Inc.(a)	2,211	23,017
comScore Inc.(a)	1,163	19,410
Constant Contact Inc.(a)(b)	1,222	28,375
CyberSource Corp.(a)	3,557	62,745
DealerTrack Holdings Inc.(a)	1,938	33,101
Dice Holdings Inc.(a)	951	7,228
Digital River Inc.(a)	1,593	48,268
Drugstore.com Inc.(a)	4,009	14,312
EarthLink Inc.	688	5,876
eBay Inc.(a)	13,380	360,591
ePlus Inc.(a)	13	228
Equinix Inc.(a)	1,952	190,008
eResearchTechnology Inc.(a)	2,082	14,387
Expedia Inc.	8,609	214,881
F5 Networks Inc.(a)	4,110	252,806
Global Sources Ltd.(a)	96	625
Google Inc. Class A(a)	12,403	7,032,625
GSI Commerce Inc.(a)	1,551	42,916
Health Grades Inc.(a)	1,165	7,409
IAC/InterActiveCorp(a)	2,236	50,847
iMergent Inc.	597	4,018
InfoSpace Inc.(a)	1,056	11,669
Internet Brands Inc. Class A(a)	698	6,436
Internet Capital Group Inc.(a)	1,152	9,734
j2 Global Communications Inc.(a)	2,190	51,246
Keynote Systems Inc.	544	6,196
Knot Inc. (The)(a)	1,676	13,106
Lionbridge Technologies Inc.(a)	2,859	10,378
Liquidity Services Inc.(a)	820	9,463
LoopNet Inc.(a)	1,009	11,341
McAfee Inc.(a)	8,100	325,053
MercadoLibre Inc.(a)	1,391	67,060
ModusLink Global Solutions Inc.(a)	124	1,045
Move Inc.(a)	8,129	16,990
Netflix Inc.(a)	2,097	154,633
NIC Inc.	2,556	20,116
NutriSystem Inc.(b)	1,617	28,799
1-800-FLOWERS.COM Inc.(a)	1,077	2,703
Online Resources Corp.(a)	1,216	4,900
OpenTable Inc.(a)(b)	147	5,605
Openwave Systems Inc.(a)	1,962	4,513

Orbitz Worldwide Inc.(a)	850	6,043
Overstock.com Inc.(a)(b)	741	12,041
PCTEL Inc.(a)	246	1,520
Perficient Inc.(a)	582	6,559
Priceline.com Inc.(a)	2,278	580,890
QuinStreet Inc.	309	5,256
Rackspace Hosting Inc.(a)	3,408	63,832
RealNetworks Inc.(a)	2,796	13,505
RightNow Technologies Inc.(a)	1,313	23,450
S1 Corp.(a)	2,711	15,995
Safeguard Scientifics Inc.(a)	531	6,903
Sapient Corp.	4,219	38,562
Shutterfly Inc.(a)	151	3,638
Sohu.com Inc.(a)	1,545	84,357
SonicWALL Inc.(a)	79	687
Sourcefire Inc.(a)	1,136	26,071
Stamps.com Inc.(a)	709	7,161
Support.com Inc.(a)	1,516	4,957
Symantec Corp.(a)	42,567	720,234
TeleCommunication Systems Inc.(a)	2,004	14,689
Terremark Worldwide Inc.(a)	2,573	18,037
TIBCO Software Inc.(a)	3,235	34,906
Travelzoo Inc.(a)	392	5,884
US Auto Parts Network Inc.(a)	70	526
ValueClick Inc.(a)	4,598	46,624
Vasco Data Security International Inc.(a)	1,180	9,735
VeriSign Inc.(a)	9,938	258,487
Vitacost.com Inc.(a)	249	3,000
Vocus Inc.(a)	771	13,146
WebMD Health Corp.(a)	2,771	128,519
Websense Inc.(a)	2,260	51,460
Yahoo! Inc.(a)	57,536	951,070
Zix Corp.(a)(b)	3,154	7,286

		15,227,792
INVESTMENT COMPANIES – 0.00%
Kohlberg Capital Corp.	88	498
Main Street Capital Corp.	317	4,948
PennyMac Mortgage Investment Trust(a)	123	2,043
Solar Capital Ltd.	53	1,120

		8,609
IRON & STEEL – 0.03%
Cliffs Natural Resources Inc.	654	46,401
General Steel Holdings Inc.(a)(b)	466	1,915
Schnitzer Steel Industries Inc. Class A	851	44,703

		93,019
LEISURE TIME – 0.22%
Ambassadors Group Inc.	1,013	11,194
Carnival Corp.	10,223	397,470
Interval Leisure Group Inc.(a)	1,905	27,737
Life Time Fitness Inc.(a)	186	5,227
Multimedia Games Inc.(a)(b)	376	1,466
Polaris Industries Inc.(b)	1,609	82,316
Royal Caribbean Cruises Ltd.(a)(b)	2,082	68,685
Town Sports International Holdings Inc.(a)	659	2,577
Universal Travel Group(a)	442	4,380
WMS Industries Inc.(a)	2,720	114,077

		715,129

LODGING – 0.25%
Ameristar Casinos Inc.	1,316	23,978
Choice Hotels International Inc.	493	17,161
Hyatt Hotels Corp. Class A(a)	1,416	55,167
Las Vegas Sands Corp.(a)(b)	11,657	246,546
Marcus Corp.	78	1,013
Marriott International Inc. Class A	7,266	229,024
MGM MIRAGE(a)	4,676	56,112
Monarch Casino & Resort Inc.(a)	385	3,288
Morgans Hotel Group Co.(a)	1,049	6,724
Starwood Hotels & Resorts Worldwide Inc.	1,572	73,318
Wyndham Worldwide Corp.	4,044	104,052

		816,383
MACHINERY – 0.84%
Altra Holdings Inc.(a)	190	2,609
Bolt Technology Corp.(a)	65	735
Bucyrus International Inc.	858	56,619
Caterpillar Inc.	15,590	979,831
Cognex Corp.	383	7,082
Cummins Inc.	3,437	212,922
Deere & Co.	5,412	321,798
Duoyuan Printing Inc.(a)	142	1,534
Flow International Corp.(a)	1,668	5,021
Flowserve Corp.	2,920	321,988
Gorman-Rupp Co. (The)	466	11,855
Graco Inc.	1,410	45,120
Hurco Companies Inc.(a)	46	774
IDEX Corp.	2,447	80,996
Intermec Inc.(a)	3,195	45,305
iRobot Corp.(a)	929	14,084
Joy Global Inc.	4,612	261,039
Lindsay Corp.	567	23,479
Middleby Corp. (The)(a)	862	49,643
Nordson Corp.	577	39,190
Robbins & Myers Inc.	89	2,120
Rockwell Automation Inc.	721	40,636
Sauer-Danfoss Inc.(a)	4	53
Tennant Co.	988	27,061
Wabtec Corp.	2,451	103,236
Zebra Technologies Corp. Class A(a)	2,902	85,899

		2,740,629
MACHINERY - DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	1,356	27,120

		27,120
MANUFACTURING – 2.26%
Actuant Corp. Class A	1,644	32,140
Acuity Brands Inc.	1,717	72,475
AZZ Inc.	621	21,021
Blount International Inc.(a)	624	6,465
Brink’s Co. (The)	2,530	71,422
Carlisle Companies Inc.	850	32,385
China Fire & Security Group Inc.(a)(b)	673	8,729
CLARCOR Inc.	983	33,904
Colfax Corp.(a)	358	4,214
Crane Co.	1,316	46,718
Danaher Corp.	8,357	667,808
Donaldson Co. Inc.	4,035	182,059
Dover Corp.	6,789	317,386

ESCO Technologies Inc.	1,320	41,989
GP Strategies Corp.(a)	671	5,610
Harsco Corp.	3,024	96,587
Hexcel Corp.(a)	5,107	73,745
Honeywell International Inc.	38,506	1,743,167
ITT Corp.	928	49,750
Koppers Holdings Inc.	667	18,889
Lancaster Colony Corp.	1,008	59,432
Leggett & Platt Inc.	4,721	102,162
LSB Industries Inc.(a)	896	13,655
Matthews International Corp. Class A	1,647	58,468
Pall Corp.	6,125	248,001
Pentair Inc.	1,402	49,939
PMFG Inc.(a)	622	8,229
Polypore International Inc.(a)	367	6,408
Portec Rail Products Inc.	179	2,080
Raven Industries Inc.	886	26,128
Roper Industries Inc.	4,000	231,360
Smith & Wesson Holding Corp.(a)(b)	3,489	13,188
Sturm, Ruger & Co. Inc.	896	10,743
Teleflex Inc.	853	54,652
3M Co.	35,950	3,004,341

		7,415,249
MEDIA – 0.72%
Acacia Research Corp.(a)	1,625	17,599
CKX Inc.(a)	2,971	18,212
Comcast Corp. Class A	11,099	208,883
Crown Media Holdings Inc. Class A(a)(b)	409	785
CTC Media Inc.	1,758	30,273
DG FastChannel Inc.(a)	1,098	35,081
DIRECTV Class A(a)	23,862	806,774
Discovery Communications Inc. Series C(a)	13,634	400,976
Dolan Media Co.(a)	1,562	16,979
John Wiley & Sons Inc. Class A	2,116	91,580
LodgeNet Interactive Corp.(a)	573	3,994
Martha Stewart Living Omnimedia Inc. Class A(a)	1,194	6,663
McGraw-Hill Companies Inc. (The)	16,350	582,877
Mediacom Communications Corp. Class A(a)	770	4,581
New York Times Co. (The) Class A(a)	388	4,318
Outdoor Channel Holdings Inc.(a)	76	501
Playboy Enterprises Inc. Class B(a)	587	2,148
PRIMEDIA Inc.	79	272
Scripps Networks Interactive Inc. Class A	2,695	119,523
Value Line Inc.	47	1,085
World Wrestling Entertainment Inc.	988	17,092

		2,370,196
METAL FABRICATE & HARDWARE – 0.34%
Ampco-Pittsburgh Corp.	289	7,173
Dynamic Materials Corp.	663	10,356
Hawk Corp. Class A(a)	64	1,248
North American Galvanizing & Coatings Inc.(a)	696	3,870
Omega Flex Inc.	149	1,564
Precision Castparts Corp.	7,259	919,788
RBC Bearings Inc.(a)	1,076	34,292
Sun Hydraulics Corp.(b)	253	6,573
TriMas Corp.(a)	470	3,050
Valmont Industries Inc.	1,085	89,871
Worthington Industries Inc.	2,835	49,017

		1,126,802

MINING – 0.93%
Alcoa Inc.	23,306	331,877
Allied Nevada Gold Corp.(a)(b)	2,401	39,785
AMCOL International Corp.	211	5,739
Compass Minerals International Inc.	908	72,849
Freeport-McMoRan Copper & Gold Inc.	12,920	1,079,337
Newmont Mining Corp.	24,745	1,260,263
Paramount Gold and Silver Corp.(a)	2,744	3,814
Royal Gold Inc.	541	25,000
Southern Copper Corp.	6,675	211,397
Stillwater Mining Co.(a)	49	636
United States Lime & Minerals Inc.(a)	54	2,088
Uranerz Energy Corp.(a)	2,690	5,003
Uranium Energy Corp.(a)	2,212	7,123

		3,044,911
MISCELLANEOUS – MANUFACTURING – 0.00%
STR Holdings Inc.(a)	405	9,517

		9,517
OFFICE & BUSINESS EQUIPMENT – 0.04%
Xerox Corp.	14,019	136,685

		136,685
OFFICE FURNISHINGS – 0.05%
Herman Miller Inc.	2,754	49,737
HNI Corp.	1,667	44,392
Interface Inc. Class A	2,443	28,290
Knoll Inc.	2,607	29,329

		151,748
OIL & GAS – 2.33%
Alon USA Energy Inc.	50	362
Apco Oil and Gas International Inc.	459	12,421
Approach Resources Inc.(a)	490	4,449
Arena Resources Inc.(a)	1,938	64,729
Atlas Energy Inc.(a)	1,704	53,028
ATP Oil & Gas Corp.(a)(b)	564	10,609
Atwood Oceanics Inc.(a)	2,459	85,155
BPZ Resources Inc.(a)(b)	3,843	28,246
Brigham Exploration Co.(a)	2,763	44,070
Carrizo Oil & Gas Inc.(a)(b)	1,536	35,251
Cheniere Energy Inc.(a)	576	1,780
CNX Gas Corp.(a)	1,205	45,850
Cobalt International Energy Inc.(a)	1,290	17,544
Comstock Resources Inc.(a)	199	6,328
Contango Oil & Gas Co.(a)	635	32,480
Continental Resources Inc.(a)	749	31,870
CREDO Petroleum Corp.(a)	397	3,926
Cubic Energy Inc.(a)(b)	441	467
CVR Energy Inc.(a)	76	665
Delta Petroleum Corp.(a)	5,038	7,104
Diamond Offshore Drilling Inc.(b)	3,597	319,450
Endeavour International Corp.(a)	5,463	6,938
EQT Corp.	7,449	305,409
EXCO Resources Inc.	6,323	116,217
Exxon Mobil Corp.	65,205	4,367,431
Forest Oil Corp.(a)	2,093	54,041
Frontier Oil Corp.	4,256	57,456
FX Energy Inc.(a)	1,783	6,116

GMX Resources Inc.(a)	972	7,990
Gulfport Energy Corp.(a)	1,249	14,039
Helmerich & Payne Inc.	1,686	64,203
Holly Corp.	2,289	63,886
Isramco Inc.(a)	66	4,326
Mariner Energy Inc.(a)	4,716	70,599
McMoRan Exploration Co.(a)	3,953	57,832
Northern Oil and Gas Inc.(a)	1,973	31,272
Panhandle Oil and Gas Inc.	356	8,412
Patterson-UTI Energy Inc.	1,159	16,191
Petrohawk Energy Corp.(a)	15,564	315,638
Pioneer Drilling Co.(a)	295	2,077
Plains Exploration & Production Co.(a)	3,900	116,961
Pride International Inc.(a)	4,175	125,709
PrimeEnergy Corp.(a)	49	1,320
Quicksilver Resources Inc.(a)	6,022	84,730
Range Resources Corp.	1,174	55,025
Rex Energy Corp.(a)	1,186	13,509
Rowan Companies Inc.(a)	1,012	29,459
Seahawk Drilling Inc.(a)	272	5,127
Southwestern Energy Co.(a)	17,835	726,241
St. Mary Land & Exploration Co.	794	27,639
SulphCo Inc.(a)(b)	3,014	874
Tesoro Corp.	2,876	39,976
Toreador Resources Corp.(a)	1,461	11,951
VAALCO Energy Inc.	419	2,070
Venoco Inc.(a)	294	3,772
W&T Offshore Inc.	1,856	15,590
Warren Resources Inc.(a)	3,052	7,691
Zion Oil & Gas Inc.(a)(b)	581	3,596

		7,647,097
OIL & GAS SERVICES – 1.14%
Cal Dive International Inc.(a)	655	4,801
Cameron International Corp.(a)	11,523	493,876
CARBO Ceramics Inc.	895	55,794
Dresser-Rand Group Inc.(a)	4,290	134,792
Dril-Quip Inc.(a)	1,477	89,861
Exterran Holdings Inc.(a)	1,473	35,602
FMC Technologies Inc.(a)	6,406	414,020
Geokinetics Inc.(a)	299	2,156
Gulf Island Fabrication Inc.	45	979
Hercules Offshore Inc.(a)	484	2,086
ION Geophysical Corp.(a)	354	1,742
Lufkin Industries Inc.	687	54,376
Matrix Service Co.(a)	385	4,143
Natural Gas Services Group Inc.(a)	74	1,174
Oceaneering International Inc.(a)	2,821	179,105
RPC Inc.	1,425	15,860
Schlumberger Ltd.	28,110	1,783,861
Smith International Inc.	7,651	327,616
Tetra Technologies Inc.(a)	2,088	25,515
TGC Industries Inc.(a)	903	3,648
Willbros Group Inc.(a)	2,206	26,494
World Fuel Services Corp.	3,024	80,559

		3,738,060
PACKAGING & CONTAINERS – 0.26%
AEP Industries Inc.(a)	294	7,650
Astronics Corp.(a)	394	3,865
Ball Corp.	3,153	168,307

BWAY Holding Co.(a)	30	603
Crown Holdings Inc.(a)	8,241	222,177
Graham Packaging Co. Inc.(a)	354	4,443
Owens-Illinois Inc.(a)	7,016	249,349
Packaging Corp. of America	535	13,166
Pactiv Corp.(a)	5,555	139,875
Silgan Holdings Inc.	707	42,583

		852,018
PHARMACEUTICALS – 6.04%
Abbott Laboratories	80,042	4,216,613
Accelrys Inc.(a)	1,292	7,959
Acura Pharmaceuticals Inc.(a)(b)	384	2,070
Adolor Corp.(a)	2,215	3,987
Akorn Inc.(a)	2,455	3,756
Alkermes Inc.(a)	4,883	63,333
Allergan Inc.	15,775	1,030,423
Allos Therapeutics Inc.(a)	3,951	29,356
Alnylam Pharmaceuticals Inc.(a)	1,900	32,338
AmerisourceBergen Corp.	12,948	374,456
Amicus Therapeutics Inc.(a)	758	2,418
Amylin Pharmaceuticals Inc.(a)	7,239	162,805
Ardea Biosciences Inc.(a)	755	13,786
Array BioPharma Inc.(a)	2,074	5,683
Auxilium Pharmaceuticals Inc.(a)	2,403	74,877
AVANIR Pharmaceuticals Inc. Class A(a)(b)	3,033	7,037
AVI BioPharma Inc.(a)(b)	6,254	7,442
Biodel Inc.(a)	522	2,229
BioDelivery Sciences International Inc.(a)(b)	634	2,428
BioMarin Pharmaceutical Inc.(a)	5,118	119,608
BioScrip Inc.(a)	2,112	16,854
BioSpecifics Technologies Corp.(a)	205	5,689
Bristol-Myers Squibb Co.	49,059	1,309,875
Cadence Pharmaceuticals Inc.(a)(b)	1,114	10,171
Caraco Pharmaceutical Laboratories Ltd.(a)	449	2,690
Catalyst Health Solutions Inc.(a)	1,887	78,084
Cephalon Inc.(a)	3,780	256,208
Chelsea Therapeutics International Ltd.(a)(b)	1,169	4,150
China Sky One Medical Inc.(a)(b)	621	9,756
Clarient Inc.(a)	1,471	3,854
Cornerstone Therapeutics Inc.(a)	389	2,470
Cubist Pharmaceuticals Inc.(a)	3,023	68,138
Cumberland Pharmaceuticals Inc.(a)	345	3,633
Cypress Bioscience Inc.(a)	1,935	9,481
Dendreon Corp.(a)	6,901	251,679
Depomed Inc.(a)	2,304	8,179
Discovery Laboratories Inc.(a)(b)	5,193	2,700
DURECT Corp.(a)	4,418	13,298
Dyax Corp.(a)	3,821	13,030
Eli Lilly and Co.	27,508	996,340
Emergent BioSolutions Inc.(a)	840	14,104
Express Scripts Inc.(a)	14,202	1,445,196
Gilead Sciences Inc.(a)	46,923	2,134,058
Hemispherx Biopharma Inc.(a)(b)	5,639	4,173
Herbalife Ltd.	3,209	147,999
Hi-Tech Pharmacal Co. Inc.(a)	82	1,815
Hospira Inc.(a)	8,256	467,702
Idenix Pharmaceuticals Inc.(a)	1,102	3,108
Impax Laboratories Inc.(a)	3,102	55,464
Infinity Pharmaceuticals Inc.(a)	751	4,581
Insmed Inc.(a)	6,278	7,408

Inspire Pharmaceuticals Inc.(a)	3,195	19,937
Ironwood Pharmaceuticals Inc.(a)	803	10,857
Isis Pharmaceuticals Inc.(a)	4,833	52,776
ISTA Pharmaceuticals Inc.(a)	1,661	6,760
Javelin Pharmaceuticals Inc.(a)	2,972	3,834
K-V Pharmaceutical Co. Class A(a)	1,568	2,760
Lannett Co. Inc.(a)	698	2,966
Ligand Pharmaceuticals Inc. Class B(a)	6,467	11,317
MannKind Corp.(a)	3,226	21,163
MAP Pharmaceuticals Inc.(a)	358	5,689
Matrixx Initiatives Inc.(a)(b)	890	4,512
Mead Johnson Nutrition Co. Class A	5,300	275,759
Medco Health Solutions Inc.(a)	24,975	1,612,386
Medicines Co. (The)(a)	1,931	15,139
Medicis Pharmaceutical Corp. Class A	448	11,272
Medivation Inc.(a)(b)	1,474	15,462
Merck & Co. Inc.	61,104	2,282,234
MiddleBrook Pharmaceuticals Inc.(a)(b)	1,723	517
Mylan Inc.(a)	11,239	255,238
Myriad Pharmaceuticals Inc.(a)	1,163	5,257
Nabi Biopharmaceuticals(a)	1,941	10,617
NBTY Inc.(a)	1,913	91,786
Neogen Corp.(a)	1,033	25,928
Neurocrine Biosciences Inc.(a)	1,843	4,700
NeurogesX Inc.(a)(b)	751	7,059
NPS Pharmaceuticals Inc.(a)	2,260	11,390
Nutraceutical International Corp.(a)	43	642
Obagi Medical Products Inc.(a)	851	10,365
Omnicare Inc.	2,555	72,281
Onyx Pharmaceuticals Inc.(a)	3,181	96,321
Opko Health Inc.(a)	2,302	4,558
OSI Pharmaceuticals Inc.(a)	2,994	178,293
Osiris Therapeutics Inc.(a)	759	5,617
Pain Therapeutics Inc.(a)	1,590	9,969
Perrigo Co.	4,108	241,222
PetMed Express Inc.(b)	1,163	25,784
Pharmasset Inc.(a)	1,118	29,962
PharMerica Corp.(a)	1,564	28,496
Poniard Pharmaceuticals Inc.(a)(b)	1,160	1,334
POZEN Inc.(a)	1,318	12,626
Progenics Pharmaceuticals Inc.(a)	1,295	6,902
Questcor Pharmaceuticals Inc.(a)	3,333	27,431
Repros Therapeutics Inc.(a)(b)	626	423
Rigel Pharmaceuticals Inc.(a)	2,598	20,706
Salix Pharmaceuticals Ltd.(a)	2,864	106,684
Santarus Inc.(a)	2,601	13,993
Schiff Nutrition International Inc.	31	254
SciClone Pharmaceuticals Inc.(a)	1,783	6,294
SIGA Technologies Inc.(a)(b)	1,318	8,738
Spectrum Pharmaceuticals Inc.(a)	2,175	10,027
Star Scientific Inc.(a)(b)	4,830	12,317
Sucampo Pharmaceuticals Inc.(a)	540	1,928
Synta Pharmaceuticals Corp.(a)	712	3,069
Synutra International Inc.(a)(b)	925	20,914
Theravance Inc.(a)	3,621	48,232
United Therapeutics Corp.(a)	2,403	132,958
USANA Health Sciences Inc.(a)	361	11,339
Valeant Pharmaceuticals International(a)(b)	3,488	149,670
Vanda Pharmaceuticals Inc.(a)(b)	1,270	14,656
VCA Antech Inc.(a)	4,363	122,295
ViroPharma Inc.(a)	766	10,441

VIVUS Inc.(a)(b)	4,184	36,484
XenoPort Inc.(a)	1,565	14,492
Zymogenetics Inc.(a)	2,623	15,030

		19,794,553
PIPELINES – 0.03%
El Paso Corp.	10,011	108,519

		108,519
REAL ESTATE – 0.12%
CB Richard Ellis Group Inc. Class A(a)	13,767	218,207
Government Properties Income Trust	93	2,419
St. Joe Co. (The)(a)	4,749	153,630
Starwood Property Trust Inc.	188	3,628
Terreno Realty Corp.(a)	39	769

		378,653
REAL ESTATE INVESTMENT TRUSTS – 0.66%
Acadia Realty Trust	474	8,466
Alexander’s Inc.(a)	60	17,948
Alexandria Real Estate Equities Inc.	497	33,597
Apollo Commercial Real Estate Finance Inc.	50	901
Associated Estates Realty Corp.	108	1,489
Chesapeake Lodging Trust	34	662
Colony Financial Inc.	72	1,440
CreXus Investment Corp.	68	909
Cypress Sharpridge Investments Inc.	123	1,646
Digital Realty Trust Inc.	3,926	212,789
DuPont Fabros Technology Inc.	775	16,732
EastGroup Properties Inc.	781	29,475
Equity Lifestyle Properties Inc.	815	43,912
Federal Realty Investment Trust	388	28,250
Getty Realty Corp.	357	8,354
HCP Inc.	5,874	193,842
Health Care REIT Inc.	3,128	141,479
Invesco Mortgage Capital Inc.	79	1,817
Investors Real Estate Trust	193	1,741
LTC Properties Inc.	122	3,301
Mid-America Apartment Communities Inc.	700	36,253
National Health Investors Inc.	78	3,023
Nationwide Health Properties Inc.	4,439	156,031
Omega Healthcare Investors Inc.	769	14,988
Pebblebrook Hotel Trust(a)	85	1,788
Piedmont Office Realty Trust Inc. Class A	343	6,809
PS Business Parks Inc.	285	15,219
Public Storage	6,987	642,734
Redwood Trust Inc.	511	7,880
Saul Centers Inc.	155	6,417
Simon Property Group Inc.	5,337	447,774
Tanger Factory Outlet Centers Inc.	1,131	48,814
UMH Properties Inc.	97	792
Universal Health Realty Income Trust	298	10,531
Washington Real Estate Investment Trust	338	10,326

		2,158,129
RETAIL – 9.34%
Abercrombie & Fitch Co. Class A	2,246	102,507
Advance Auto Parts Inc.	4,895	205,198
Aeropostale Inc.(a)	4,881	140,719
AFC Enterprises Inc.(a)	115	1,234
American Eagle Outfitters Inc.	8,766	162,346

America’s Car-Mart Inc.(a)	292	7,043
AutoNation Inc.(a)	363	6,563
AutoZone Inc.(a)	1,560	270,020
Barnes & Noble Inc.	385	8,324
Bebe Stores Inc.	1,198	10,662
Bed Bath & Beyond Inc.(a)	13,563	593,517
Benihana Inc. Class A(a)	325	2,113
Best Buy Co. Inc.	17,445	742,110
Big 5 Sporting Goods Corp.	1,095	16,666
Big Lots Inc.(a)	474	17,263
BJ’s Restaurants Inc.(a)	1,010	23,533
BJ’s Wholesale Club Inc.(a)	493	18,236
Books-A-Million Inc.	46	333
Brinker International Inc.	5,187	100,005
Buckle Inc. (The)	1,160	42,642
Buffalo Wild Wings Inc.(a)	974	46,859
Burger King Holdings Inc.	5,477	116,441
California Pizza Kitchen Inc.(a)	1,059	17,781
Caribou Coffee Co. Inc.(a)(b)	362	2,396
CarMax Inc.(a)	8,067	202,643
Carrols Restaurant Group Inc.(a)	696	4,733
Casey’s General Stores Inc.	1,603	50,334
Cato Corp. (The) Class A	1,418	30,402
CEC Entertainment Inc.(a)	1,167	44,451
Charming Shoppes Inc.(a)	385	2,102
Cheesecake Factory Inc. (The)(a)	3,183	86,132
Chico’s FAS Inc.	8,559	123,421
Children’s Place Retail Stores Inc. (The)(a)	1,218	54,262
Chipotle Mexican Grill Inc.(a)	1,640	184,779
Christopher & Banks Corp.	230	1,840
Citi Trends Inc.(a)	781	25,336
CKE Restaurants Inc.	2,440	27,011
Coldwater Creek Inc.(a)	2,629	18,245
Collective Brands Inc.(a)	1,434	32,609
Copart Inc.(a)	3,441	122,500
Costco Wholesale Corp.	22,424	1,338,937
Cracker Barrel Old Country Store Inc.	914	42,391
CVS Caremark Corp.	22,929	838,284
Darden Restaurants Inc.	7,093	315,922
Denny’s Corp.(a)	5,809	22,307
Destination Maternity Corp.(a)	267	6,851
Dick’s Sporting Goods Inc.(a)	4,532	118,331
DineEquity Inc.(a)(b)	836	33,047
Dollar General Corp.(a)	1,183	29,871
Dollar Tree Inc.(a)	4,598	272,294
Domino’s Pizza Inc.(a)	183	2,496
Dress Barn Inc.(a)	650	17,004
DSW Inc. Class A(a)	106	2,706
Einstein Noah Restaurant Group Inc.(a)	106	1,288
EZCORP Inc.(a)	2,500	51,500
Family Dollar Stores Inc.	7,184	263,006
Finish Line Inc. (The) Class A	1,163	18,980
First Cash Financial Services Inc.(a)	1,164	25,107
Foot Locker Inc.	3,521	52,956
Fred’s Inc. Class A	602	7,212
Frisch’s Restaurants Inc.	22	486
Fuqi International Inc.(a)(b)	645	7,031
GameStop Corp. Class A(a)	7,460	163,449
Gap Inc. (The)	22,142	511,702
hhgregg Inc.(a)	597	15,068
Hibbett Sports Inc.(a)	1,404	35,914

Home Depot Inc. (The)	5,840	188,924
Hot Topic Inc.(a)	1,323	8,600
HSN Inc.(a)	2,030	59,763
J. Crew Group Inc.(a)	2,573	118,101
Jack in the Box Inc.(a)	2,931	69,025
Jo-Ann Stores Inc.(a)	507	21,284
Jos. A. Bank Clothiers Inc.(a)	938	51,262
Kirkland’s Inc.(a)	622	13,062
Kohl’s Corp.(a)	14,791	810,251
Krispy Kreme Doughnuts Inc.(a)	2,890	11,618
Limited Brands Inc.	9,188	226,209
Lowe’s Companies Inc.	24,132	584,960
lululemon athletica inc.(a)	2,094	86,901
Lumber Liquidators Holdings Inc.(a)	723	19,282
McCormick & Schmick’s Seafood Restaurants Inc.(a)	79	796
McDonald’s Corp.	57,140	3,812,381
Men’s Wearhouse Inc. (The)	75	1,796
MSC Industrial Direct Co. Inc. Class A	2,190	111,077
99 Cents Only Stores(a)	2,099	34,214
Nordstrom Inc.	8,511	347,674
Nu Skin Enterprises Inc. Class A	2,547	74,118
Office Depot Inc.(a)	2,548	20,333
OfficeMax Inc.(a)	2,818	46,272
O’Reilly Automotive Inc.(a)	6,990	291,553
P.F. Chang’s China Bistro Inc.(a)(b)	1,262	55,692
Panera Bread Co. Class A(a)	1,418	108,463
Pantry Inc. (The)(a)	184	2,298
Papa John’s International Inc.(a)	996	25,607
PC Mall Inc.(a)	433	2,191
Penske Automotive Group Inc.(a)	699	10,080
PetSmart Inc.	6,481	207,133
PriceSmart Inc.	926	21,530
RadioShack Corp.	844	19,100
Red Robin Gourmet Burgers Inc.(a)	199	4,864
Ross Stores Inc.	6,574	351,512
rue21 Inc.(a)	157	5,443
Rush Enterprises Inc. Class A(a)	367	4,848
Ruth’s Hospitality Group Inc.(a)	831	4,404
Sally Beauty Holdings Inc.(a)	1,186	10,579
School Specialty Inc.(a)	336	7,631
Sonic Automotive Inc.(a)	428	4,708
Sonic Corp.(a)	2,868	31,691
Sport Supply Group Inc.	128	1,720
Staples Inc.	37,083	867,371
Starbucks Corp.(a)	38,184	926,726
Stein Mart Inc.(a)	1,205	10,881
Susser Holdings Corp.(a)	72	608
Systemax Inc.	284	6,174
Talbots Inc. (The)(a)(b)	755	9,785
Target Corp.	38,935	2,047,981
Texas Roadhouse Inc.(a)	2,787	38,711
Tiffany & Co.	5,848	277,722
Titan Machinery Inc.(a)	639	8,748
TJX Companies Inc. (The)	21,437	911,501
Tractor Supply Co.	1,842	106,928
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,410	31,894
Under Armour Inc. Class A(a)	1,781	52,379
Urban Outfitters Inc.(a)	6,607	251,264
Vitamin Shoppe Inc.(a)	217	4,872
Walgreen Co.	51,337	1,904,089
Wal-Mart Stores Inc.	114,498	6,366,089

Wendy’s/Arby’s Group Inc. Class A	7,552	37,760
Wet Seal Inc. Class A(a)	4,587	21,834
Williams-Sonoma Inc.	1,936	50,897
Yum! Brands Inc.	23,935	917,429
Zumiez Inc.(a)	1,006	20,613

		30,620,657
SAVINGS & LOANS – 0.08%
Brookline Bancorp Inc.	709	7,544
Brooklyn Federal Bancorp Inc.	76	638
Capitol Federal Financial	1,013	37,947
Cheviot Financial Corp.	37	341
Clifton Savings Bancorp Inc.	62	575
Danvers Bancorp Inc.	76	1,051
Heritage Financial Group	26	314
Hudson City Bancorp Inc.	13,373	189,362
Investors Bancorp Inc.(a)	214	2,825
Kearny Financial Corp.	187	1,950
Kentucky First Federal Bancorp	29	304
Oritani Financial Corp.	544	8,742
Prudential Bancorp Inc. of Pennsylvania	173	1,460
Roma Financial Corp.	317	3,975
Territorial Bancorp Inc.	133	2,531
TFS Financial Corp.	482	6,435
United Financial Bancorp Inc.	139	1,943
ViewPoint Financial Group	488	7,910

		275,847
SEMICONDUCTORS – 3.94%
Actel Corp.(a)	434	6,011
Advanced Analogic Technologies Inc.(a)	2,461	8,589
Advanced Micro Devices Inc.(a)	15,113	140,098
Altera Corp.	15,070	366,352
Amkor Technology Inc.(a)	5,594	39,550
ANADIGICS Inc.(a)	2,265	11,008
Analog Devices Inc.	15,154	436,738
Applied Micro Circuits Corp.(a)	3,363	29,023
ATMI Inc.(a)	479	9,249
Broadcom Corp. Class A	25,492	845,825
Cabot Microelectronics Corp.(a)	123	4,653
Cavium Networks Inc.(a)	1,857	46,165
CEVA Inc.(a)	707	8,244
Cirrus Logic Inc.(a)	3,333	27,964
Cree Inc.(a)	5,348	375,537
Cypress Semiconductor Corp.(a)	7,289	83,824
Diodes Inc.(a)	1,855	41,552
Emulex Corp.(a)	3,953	52,496
Entropic Communications Inc.(a)	2,643	13,426
Exar Corp.(a)	172	1,213
FormFactor Inc.(a)	2,399	42,606
Hittite Microwave Corp.(a)	1,101	48,411
Integrated Device Technology Inc.(a)	1,804	11,059
Intel Corp.	178,473	3,972,809
International Rectifier Corp.(a)	1,626	37,235
Intersil Corp. Class A	3,120	46,051
IPG Photonics Corp.(a)	1,315	19,462
IXYS Corp.(a)	1,172	10,009
Kopin Corp.(a)	3,433	12,702
Kulicke and Soffa Industries Inc.(a)	3,643	26,412
Lam Research Corp.(a)	6,522	243,401
Lattice Semiconductor Corp.(a)	499	1,831

Linear Technology Corp.	11,617	328,529
Marvell Technology Group Ltd.(a)	24,103	491,219
Maxim Integrated Products Inc.	13,220	256,336
MEMC Electronic Materials Inc.(a)	11,642	178,472
Micrel Inc.	957	10,202
Microchip Technology Inc.	8,601	242,204
Micron Technology Inc.(a)	7,657	79,556
Microsemi Corp.(a)	4,137	71,736
Microtune Inc.(a)	2,371	6,473
MIPS Technologies Inc. Class A(a)	2,246	10,017
Monolithic Power Systems Inc.(a)	1,744	38,891
National Semiconductor Corp.	11,856	171,319
NetLogic Microsystems Inc.(a)	2,434	71,633
Novellus Systems Inc.(a)	3,020	75,500
NVIDIA Corp.(a)	28,449	494,444
ON Semiconductor Corp.(a)	21,621	172,968
PLX Technology Inc.(a)	2,282	12,026
Power Integrations Inc.	1,224	50,429
QLogic Corp.(a)	6,121	124,256
Rambus Inc.(a)	5,464	119,388
Rovi Corp.(a)	3,607	133,928
Rubicon Technology Inc.(a)	638	12,888
Rudolph Technologies Inc.(a)	766	6,565
Semtech Corp.(a)	3,141	54,748
Silicon Laboratories Inc.(a)	2,357	112,358
Skyworks Solutions Inc.(a)	8,601	134,176
Standard Microsystems Corp.(a)	289	6,728
Supertex Inc.(a)	520	13,307
Techwell Inc.(a)	656	12,267
Teradyne Inc.(a)	8,907	99,491
Tessera Technologies Inc.(a)	2,586	52,444
Texas Instruments Inc.	65,899	1,612,549
TriQuint Semiconductor Inc.(a)	4,263	29,841
Ultratech Inc.(a)	1,126	15,314
Varian Semiconductor Equipment Associates Inc.(a)	3,744	124,001
Veeco Instruments Inc.(a)	1,110	48,285
Virage Logic Corp.(a)	79	621
Volterra Semiconductor Corp.(a)	1,214	30,471
Xilinx Inc.	14,148	360,774
Zoran Corp.(a)	1,987	21,380

		12,907,239
SOFTWARE – 8.29%
ACI Worldwide Inc.(a)	1,706	35,161
Activision Blizzard Inc.	16,750	202,005
Actuate Corp.(a)	2,681	14,987
Acxiom Corp.(a)	2,857	51,255
Adobe Systems Inc.(a)	27,060	957,112
Advent Software Inc.(a)	807	36,113
Allscripts-Misys Healthcare Solutions Inc.(a)	3,211	62,807
American Reprographics Co.(a)	1,753	15,724
American Software Inc. Class A	1,396	8,111
AMICAS Inc.(a)	1,473	8,867
ANSYS Inc.(a)	4,514	194,734
ArcSight Inc.(a)	940	26,461
athenahealth Inc.(a)	1,724	63,029
Autodesk Inc.(a)	7,971	234,507
Automatic Data Processing Inc.	25,993	1,155,909
Avid Technology Inc.(a)	313	4,313
Blackbaud Inc.	2,248	56,627
Blackboard Inc.(a)	1,786	74,405

BMC Software Inc.(a)	9,637	366,206
Bottomline Technologies Inc.(a)	1,279	21,526
Broadridge Financial Solutions Inc.	4,488	95,953
CA Inc.	15,833	371,601
Callidus Software Inc.(a)	1,452	5,271
Cerner Corp.(a)	3,469	295,073
China TransInfo Technology Corp.(a)(b)	442	2,979
Citrix Systems Inc.(a)	9,308	441,851
CommVault Systems Inc.(a)	2,256	48,166
Computer Programs and Systems Inc.	504	19,696
Concur Technologies Inc.(a)	2,093	85,834
CSG Systems International Inc.(a)	1,008	21,128
Deltek Inc.(a)	841	6,425
DemandTec Inc.(a)	944	6,561
Digi International Inc.(a)	555	5,905
DivX Inc.(a)	815	5,835
Double-Take Software Inc.(a)	836	7,449
Dun & Bradstreet Corp. (The)	2,792	207,781
Ebix Inc.(a)(b)	1,089	17,391
Eclipsys Corp.(a)	2,872	57,095
Electronic Arts Inc.(a)	16,892	315,205
Emdeon Inc. Class A(a)	1,073	17,726
EPIQ Systems Inc.(a)	1,646	20,460
FalconStor Software Inc.(a)	1,447	5,036
Fidelity National Information Services Inc.	10,563	247,597
Fiserv Inc.(a)	8,106	411,461
Global Defense Technology & Systems Inc.(a)	113	1,514
Global Payments Inc.	4,133	188,258
GSE Systems Inc.(a)	799	4,323
inContact Inc.(a)	1,519	4,329
infoGROUP Inc.(a)	927	7,231
Informatica Corp.(a)	4,597	123,475
InnerWorkings Inc.(a)	1,391	7,233
Interactive Intelligence Inc.(a)	588	10,990
Intuit Inc.(a)	16,807	577,152
JDA Software Group Inc.(a)	1,343	37,362
Lawson Software Inc.(a)	2,870	18,971
ManTech International Corp. Class A(a)	892	43,556
MedAssets Inc.(a)	2,024	42,504
Medidata Solutions Inc.(a)	306	4,651
Microsoft Corp.	399,152	11,683,179
MicroStrategy Inc. Class A(a)	454	38,622
MoneyGram International Inc.(a)	3,503	13,346
MSCI Inc. Class A(a)	5,159	186,240
NetSuite Inc.(a)(b)	853	12,403
Novell Inc.(a)	8,509	50,969
Nuance Communications Inc.(a)	10,778	179,346
Omnicell Inc.(a)	1,507	21,143
OPNET Technologies Inc.	566	9,124
Oracle Corp.	197,961	5,085,618
Parametric Technology Corp.(a)	5,968	107,722
Paychex Inc.	16,735	513,765
Pegasystems Inc.	829	30,673
Phase Forward Inc.(a)	2,306	30,139
Phoenix Technologies Ltd.(a)	2,443	7,866
Progress Software Corp.(a)	2,054	64,557
PROS Holdings Inc.(a)	1,131	11,174
QAD Inc.(a)	444	2,331
Quality Systems Inc.	1,206	74,097
Quest Software Inc.(a)	349	6,209
Red Hat Inc.(a)	9,748	285,324

Renaissance Learning Inc.	364	5,908
Rosetta Stone Inc.(a)	317	7,538
Salesforce.com Inc.(a)	5,599	416,846
SeaChange International Inc.(a)	837	6,010
SEI Investments Co.	6,245	137,203
Smith Micro Software Inc.(a)	1,334	11,793
SolarWinds Inc.(a)	611	13,234
Solera Holdings Inc.	3,577	138,251
Sybase Inc.(a)	4,273	199,207
Synchronoss Technologies Inc.(a)	985	19,079
SYNNEX Corp.(a)	200	5,912
Take-Two Interactive Software Inc.(a)	543	5,349
Taleo Corp. Class A(a)	2,018	52,286
THQ Inc.(a)	2,746	19,249
Total System Services Inc.	6,007	94,070
Trident Microsystems Inc.(a)	1,163	2,024
Ultimate Software Group Inc.(a)	1,212	39,935
Unica Corp.(a)	850	7,557
VeriFone Holdings Inc.(a)	3,687	74,514
VMware Inc. Class A(a)	2,640	140,712

		27,191,411
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	475	7,358

		7,358
TELECOMMUNICATIONS – 5.30%
Acme Packet Inc.(a)	1,976	38,097
ADC Telecommunications Inc.(a)	957	6,996
ADTRAN Inc.	2,215	58,365
Airvana Inc.(a)	1,038	7,951
Alaska Communications Systems Group Inc.	2,248	18,254
Amdocs Ltd.(a)	1,421	42,786
American Tower Corp. Class A(a)	20,633	879,172
Anaren Inc.(a)	661	9,413
Anixter International Inc.(a)	233	10,916
Applied Signal Technology Inc.	672	13,158
ARRIS Group Inc.(a)	4,798	57,624
Aruba Networks Inc.(a)	3,023	41,294
Atheros Communications Inc.(a)	3,495	135,291
BigBand Networks Inc.(a)	1,581	5,581
Cbeyond Inc.(a)	1,157	15,828
Ciena Corp.(a)(b)	519	7,910
Cincinnati Bell Inc.(a)	1,941	6,619
Cisco Systems Inc.(a)	298,720	7,775,682
Comtech Telecommunications Corp.(a)	1,411	45,138
Consolidated Communications Holdings Inc.	527	9,992
Corning Inc.	68,667	1,387,760
CPI International Inc.(a)	78	1,034
Crown Castle International Corp.(a)	5,371	205,333
DigitalGlobe Inc.(a)	743	20,767
EMS Technologies Inc.(a)	638	10,591
Frontier Communications Corp.(b)	6,977	51,909
General Communication Inc. Class A(a)	1,204	6,947
GeoEye Inc.(a)	891	26,285
Global Crossing Ltd.(a)	1,268	19,210
Harmonic Inc.(a)	3,751	23,669
Harris Corp.	5,353	254,214
Hickory Tech Corp.	655	5,784
Hughes Communications Inc.(a)	540	15,039
Infinera Corp.(a)	4,450	37,914

InterDigital Inc.(a)	2,203	61,376
Iowa Telecommunications Services Inc.	189	3,156
Ixia(a)	1,366	12,663
JDS Uniphase Corp.(a)	5,528	69,266
Juniper Networks Inc.(a)	27,145	832,809
Knology Inc.(a)	526	7,069
KVH Industries Inc.(a)	663	8,745
Leap Wireless International Inc.(a)(b)	2,328	38,086
LogMeIn Inc.(a)	279	5,773
Loral Space & Communications Inc.(a)	543	19,070
MasTec Inc.(a)	1,927	24,299
MetroPCS Communications Inc.(a)(b)	13,045	92,359
Motorola Inc.(a)	7,519	52,783
NETGEAR Inc.(a)	546	14,251
Network Equipment Technologies Inc.(a)	1,008	5,554
NeuStar Inc. Class A(a)	3,806	95,911
Neutral Tandem Inc.(a)	1,680	26,846
NII Holdings Inc.(a)	450	18,747
Novatel Wireless Inc.(a)	1,548	10,418
NTELOS Holdings Corp.	1,473	26,205
Oplink Communications Inc.(a)	810	15,017
Opnext Inc.(a)	818	1,930
PAETEC Holding Corp.(a)	6,276	29,372
ParkerVision Inc.(a)(b)	2,084	3,543
Plantronics Inc.	2,218	69,379
Polycom Inc.(a)(b)	1,712	52,353
Preformed Line Products Co.	94	3,586
Premiere Global Services Inc.(a)	2,553	21,088
QUALCOMM Inc.	85,694	3,598,291
RCN Corp.(a)	1,847	27,853
RF Micro Devices Inc.(a)	12,633	62,912
SAVVIS Inc.(a)	1,798	29,667
SBA Communications Corp. Class A(a)	6,004	216,564
Shenandoah Telecommunications Co.	1,233	23,180
ShoreTel Inc.(a)	2,309	15,262
Switch & Data Facilities Co. Inc.(a)	992	17,618
Syniverse Holdings Inc.(a)	2,906	56,580
Tekelec(a)	1,146	20,811
3Com Corp.(a)	16,325	125,539
tw telecom inc.(a)	7,840	142,296
USA Mobility Inc.	1,026	12,999
ViaSat Inc.(a)	1,583	54,788
Windstream Corp.	10,456	113,866

		17,392,403
TEXTILES – 0.01%
Cintas Corp.	1,215	34,129
UniFirst Corp.	128	6,592

		40,721
TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	3,828	146,536
LeapFrog Enterprises Inc.(a)	501	3,282
Mattel Inc.	14,277	324,659

		474,477
TRANSPORTATION – 1.58%
Air Transport Services Group Inc.(a)	2,071	6,979
C.H. Robinson Worldwide Inc.	8,808	491,927
Celadon Group Inc.(a)	901	12,560
Con-way Inc.	877	30,800

Dynamex Inc.(a)	470	8,084
Echo Global Logistics Inc.(a)(b)	105	1,356
Expeditors International of Washington Inc.	11,067	408,594
Forward Air Corp.	701	18,436
Genesee & Wyoming Inc. Class A(a)	1,934	65,988
Golar LNG Ltd.(a)	943	11,033
GulfMark Offshore Inc. Class A(a)	615	16,328
Heartland Express Inc.	1,664	27,456
Hub Group Inc. Class A(a)	914	25,574
J.B. Hunt Transport Services Inc.	4,498	161,388
Kansas City Southern Industries Inc.(a)	2,283	82,576
Kirby Corp.(a)	560	21,364
Knight Transportation Inc.	2,327	49,076
Landstar System Inc.	2,685	112,716
Marten Transport Ltd.(a)	786	15,492
Norfolk Southern Corp.	2,454	137,154
Old Dominion Freight Line Inc.(a)	233	7,780
Patriot Transportation Holding Inc.(a)	76	6,420
PHI Inc.(a)	439	9,298
RailAmerica Inc.(a)	386	4,555
Ship Finance International Ltd.	1,358	24,118
Teekay Corp.	945	21,489
Teekay Tankers Ltd. Class A(b)	687	8,636
Union Pacific Corp.	13,867	1,016,451
United Parcel Service Inc. Class B	35,808	2,306,393
USA Truck Inc.(a)	323	5,220
UTi Worldwide Inc.	4,666	71,483

		5,186,724
TRUCKING & LEASING – 0.01%
GATX Corp.	1,032	29,567
TAL International Group Inc.	96	1,918

		31,485
WATER – 0.01%
American Water Works Co. Inc.	411	8,943
California Water Service Group	107	4,024
Connecticut Water Service Inc.	34	791
Consolidated Water Co. Ltd.	233	3,164
Pennichuck Corp.	53	1,246
PICO Holdings Inc.(a)	513	19,078
York Water Co.	270	3,713

		40,959
TOTAL COMMON STOCKS (Cost: $339,272,972)		327,436,048

Security	Shares	Value
WARRANTS – 0.00%

ENERGY - ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	27	–

		–
TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	2	–

		–

Security	Shares	Value
TOTAL WARRANTS (Cost: $0)		–

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.14%

MONEY MARKET FUNDS – 1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(e)(f)	2,926,602	2,926,602
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(e)(f)	529,922	529,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	274,322	274,322

		3,730,846
TOTAL SHORT-TERM INVESTMENTS (Cost: $3,730,846)		3,730,846

TOTAL INVESTMENTS IN SECURITIES – 100.98% (Cost: $343,003,818)		331,166,894
Other Assets, Less Liabilities – (0.98)%		(3,227,317)

NET ASSETS – 100.00%		$327,939,577

NVS – Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.12%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,253	23,904
Gaiam Inc. Class A	824	6,839
Harte-Hanks Inc.	2,378	30,581
Interpublic Group of Companies Inc. (The)(a)	27,720	230,630
inVentiv Health Inc.(a)	1,259	28,277
Lamar Advertising Co. Class A(a)	3,354	115,210
Marchex Inc. Class B	535	2,734

		438,175
AEROSPACE & DEFENSE – 1.92%
AAR Corp.(a)	2,119	52,594
Argon ST Inc.(a)	104	2,767
BE Aerospace Inc.(a)	2,837	86,387
Boeing Co. (The)	39,041	2,834,767
Curtiss-Wright Corp.	2,675	93,090
Ducommun Inc.	648	13,614
Esterline Technologies Corp.(a)	1,163	57,487
General Dynamics Corp.	18,292	1,412,142
Herley Industries Inc.(a)	906	13,282
Kaman Corp.	215	5,377
L-3 Communications Holdings Inc.	6,826	625,466
LMI Aerospace Inc.(a)	208	3,865
Moog Inc. Class A(a)	2,713	96,094
Northrop Grumman Corp.	15,606	1,023,285
Raytheon Co.	5,338	304,907
Spirit AeroSystems Holdings Inc. Class A(a)	4,260	99,599
Teledyne Technologies Inc.(a)	1,425	58,810
Triumph Group Inc.	977	68,478
United Technologies Corp.	4,032	296,796

		7,148,807
AGRICULTURE – 0.46%
Alico Inc.	48	1,212
Alliance One International Inc.(a)	1,679	8,546
Andersons Inc. (The)	1,028	34,417
Archer-Daniels-Midland Co.	16,445	475,260
Bunge Ltd.	7,806	481,084
Griffin Land & Nurseries Inc.	212	6,159
Lorillard Inc.	1,082	81,410
Reynolds American Inc.	9,861	532,297
Universal Corp.	1,385	72,976

		1,693,361
AIRLINES – 0.19%
Alaska Air Group Inc.(a)	1,970	81,223
JetBlue Airways Corp.(a)	14,833	82,768
Republic Airways Holdings Inc.(a)	1,527	9,040
SkyWest Inc.	3,184	45,468
Southwest Airlines Co.	29,952	395,965
UAL Corp.(a)	511	9,990
US Airways Group Inc.(a)	9,450	69,457

		693,911
APPAREL – 0.23%
Carter’s Inc.(a)	728	21,949
Columbia Sportswear Co.	721	37,874

Crocs Inc.(a)	2,945	25,828
G-III Apparel Group Ltd.(a)	415	11,437
Gymboree Corp.(a)	360	18,587
Iconix Brand Group Inc.(a)	4,220	64,819
Jones Apparel Group Inc.	4,947	94,092
K-Swiss Inc. Class A(a)	687	7,186
Liz Claiborne Inc.(a)	1,739	12,921
Oxford Industries Inc.	232	4,717
Perry Ellis International Inc.(a)	646	14,632
Phillips-Van Heusen Corp.	1,061	60,859
Polo Ralph Lauren Corp.	173	14,712
Quiksilver Inc.(a)	7,749	36,653
SKECHERS U.S.A. Inc. Class A(a)	1,881	68,318
Timberland Co. Class A(a)	934	19,932
Unifi Inc.(a)	2,766	10,068
VF Corp.	4,043	324,046

		848,630
AUTO MANUFACTURERS – 0.73%
Ford Motor Co.(a)	193,975	2,438,266
Oshkosh Corp.(a)	5,273	212,713
PACCAR Inc.	1,605	69,561

		2,720,540
AUTO PARTS & EQUIPMENT – 0.36%
American Axle & Manufacturing Holdings Inc.(a)	2,501	24,960
ArvinMeritor Inc.(a)(b)	4,969	66,336
ATC Technology Corp.(a)	309	5,302
Autoliv Inc.(a)(b)	4,978	256,516
BorgWarner Inc.(a)	507	19,357
Dana Holding Corp.(a)	8,277	98,331
Dorman Products Inc.(a)	682	12,951
Exide Technologies Inc.(a)	2,727	15,680
Federal-Mogul Corp. Class A(a)	874	16,047
Johnson Controls Inc.	17,661	582,636
Miller Industries Inc.	527	6,551
Modine Manufacturing Co.(a)	2,798	31,450
Spartan Motors Inc.	1,829	10,242
Standard Motor Products Inc.	432	4,285
Superior Industries International Inc.	1,245	20,020
Tenneco Inc.(a)	3,476	82,207
Titan International Inc.(b)	1,989	17,364
TRW Automotive Holdings Corp.(a)	2,530	72,307
WABCO Holdings Inc.(a)	386	11,549

		1,354,091
BANKS – 9.61%
Alliance Financial Corp.(b)	216	6,368
American National Bankshares Inc.	321	6,468
Ameris Bancorp	935	8,443
Ames National Corp.	201	4,030
Arrow Financial Corp.	218	5,862
Associated Banc-Corp	10,169	140,332
Auburn National Bancorporation Inc.	161	3,325
BancFirst Corp.	423	17,728
Banco Latinoamericano de Comercio Exterior SA Class E	1,753	25,173
Bancorp Inc. (The)(a)	1,329	11,828
Bancorp Rhode Island Inc.	228	6,236
BancorpSouth Inc.	4,867	102,012
Bank Mutual Corp.	2,591	16,841
Bank of America Corp.	582,485	10,397,357

Bank of Hawaii Corp.	2,824	126,939
Bank of Kentucky Financial Corp. (The)	178	3,549
Bank of Marin Bancorp	64	2,117
Bank of New York Mellon Corp. (The)	55,729	1,720,912
Bank of the Ozarks Inc.	765	26,920
Banner Corp.(b)	1,067	4,097
Bar Harbor Bankshares	151	4,605
BB&T Corp.	40,117	1,299,390
BOK Financial Corp.	798	41,847
Boston Private Financial Holdings Inc.	3,774	27,814
Bridge Bancorp Inc.	63	1,474
Bryn Mawr Bank Corp.	420	7,623
Camden National Corp.	475	15,252
Capital City Bank Group Inc.	698	9,947
CapitalSource Inc.	12,462	69,663
Cardinal Financial Corp.	1,135	12,122
Cathay General Bancorp	2,710	31,571
Center Bancorp Inc.	550	4,570
CenterState Banks Inc.	1,070	13,107
Central Pacific Financial Corp.(a)(b)	1,653	2,777
Century Bancorp Inc. Class A	249	4,781
Chemical Financial Corp.	1,232	29,100
Citizens & Northern Corp.(b)	548	6,877
Citizens Holding Co.(b)	148	3,653
Citizens Republic Bancorp Inc.(a)	23,745	28,019
City Holding Co.	835	28,632
City National Corp.	2,536	136,868
CNB Financial Corp.	328	5,064
CoBiz Financial Inc.	2,035	12,678
Columbia Banking System Inc.	1,622	32,943
Comerica Inc.	10,327	392,839
Commerce Bancshares Inc.	2,485	102,233
Community Bank System Inc.	1,837	41,847
Community Trust Bancorp Inc.	886	24,002
Cullen/Frost Bankers Inc.	3,022	168,628
CVB Financial Corp.(b)	4,976	49,412
Eagle Bancorp Inc.(a)	1,035	12,265
East West Bancorp Inc.	6,506	113,335
Enterprise Bancorp Inc.	334	4,078
Enterprise Financial Services Corp.	423	4,678
F.N.B. Corp.	6,742	54,678
Farmers Capital Bank Corp.	384	3,291
Fifth Third Bancorp	46,574	632,941
Financial Institutions Inc.	682	9,971
First Bancorp (North Carolina)	851	11,506
First BanCorp (Puerto Rico)	4,369	10,529
First Bancorp Inc. (The) (Maine)	523	8,337
First Busey Corp.	2,730	12,067
First California Financial Group Inc.(a)	334	882
First Citizens BancShares Inc. Class A	338	67,181
First Commonwealth Financial Corp.	5,254	35,254
First Community Bancshares Inc.	829	10,255
First Financial Bancorp	3,391	60,326
First Financial Bankshares Inc.	573	29,538
First Financial Corp.	699	20,243
First Financial Service Corp.(b)	250	2,187
First Horizon National Corp.(a)	13,159	184,884
First Merchants Corp.	1,348	9,382
First Midwest Bancorp Inc.	4,330	58,671
First of Long Island Corp. (The)	232	5,591
1st Source Corp.	862	15,128

First South Bancorp Inc.	504	6,300
FirstMerit Corp.	4,789	103,299
Fulton Financial Corp.	10,147	103,398
German American Bancorp Inc.	602	9,108
Glacier Bancorp Inc.(b)	3,750	57,113
Great Southern Bancorp Inc.	419	9,402
Guaranty Bancorp(a)	3,757	5,974
Hampton Roads Bankshares Inc.(b)	977	1,524
Hancock Holding Co.	1,450	60,624
Harleysville National Corp.	2,647	17,735
Heartland Financial USA Inc.(b)	880	14,054
Heritage Financial Corp.(a)	729	11,001
Home Bancshares Inc.	1,055	27,894
Huntington Bancshares Inc.	41,937	225,202
IBERIABANK Corp.	1,566	93,976
Independent Bank Corp. (Massachusetts)	1,287	31,737
International Bancshares Corp.(b)	3,123	71,798
KeyCorp	50,958	394,925
K-Fed Bancorp	235	2,096
Lakeland Bancorp Inc.	1,352	11,965
Lakeland Financial Corp.	820	15,621
M&T Bank Corp.	4,420	350,860
MainSource Financial Group Inc.	1,268	8,534
Marshall & Ilsley Corp.	31,039	249,864
MB Financial Inc.	2,943	66,306
Merchants Bancshares Inc.	238	5,167
Metro Bancorp Inc.(a)	327	4,503
MidSouth Bancorp Inc.	262	4,323
Nara Bancorp Inc.(a)	1,329	11,642
National Bankshares Inc.	379	10,328
National Penn Bancshares Inc.	7,416	51,170
NBT Bancorp Inc.	1,940	44,329
Northfield Bancorp Inc.	1,257	18,201
Northrim BanCorp Inc.	319	5,449
Norwood Financial Corp.	141	3,807
Ohio Valley Banc Corp.(b)	211	4,545
Old National Bancorp	5,119	61,172
Old Point Financial Corp.	123	1,815
Old Second Bancorp Inc.(b)	881	5,806
OmniAmerican Bancorp Inc.	622	7,172
Oriental Financial Group Inc.	1,412	19,062
Orrstown Financial Services Inc.	140	3,552
Pacific Capital Bancorp(a)(b)	2,882	5,216
Pacific Continental Corp.	1,116	11,718
PacWest Bancorp	1,680	38,338
Park National Corp.	605	37,698
Peapack-Gladstone Financial Corp.	541	8,499
Penns Woods Bancorp Inc.	99	3,321
Peoples Bancorp Inc.	702	11,569
Peoples Financial Corp.	231	3,458
Pinnacle Financial Partners Inc.(a)	1,919	28,996
PNC Financial Services Group Inc. (The)(c)	30,327	1,810,522
Popular Inc.(a)	37,544	109,253
Porter Bancorp Inc.	165	2,162
PremierWest Bancorp(a)(b)	1,246	561
PrivateBancorp Inc.	1,150	15,755
Prosperity Bancshares Inc.	2,733	112,053
Regions Financial Corp.	67,205	527,559
Renasant Corp.	1,255	20,306
Republic Bancorp Inc. Class A	433	8,158
Republic First Bancorp Inc.(a)(b)	605	2,341

S&T Bancorp Inc.(b)	1,453	30,368
S.Y. Bancorp Inc.	413	9,396
Sandy Spring Bancorp Inc.	1,071	16,065
Santander BanCorp(a)	305	3,742
SCBT Financial Corp.	697	25,817
Shore Bancshares Inc.	513	7,310
Sierra Bancorp(b)	453	5,839
Signature Bank(a)	430	15,931
Simmons First National Corp. Class A	972	26,798
Smithtown Bancorp Inc.(b)	858	3,544
South Financial Group Inc. (The)	15,322	10,592
Southside Bancshares Inc.	540	11,648
Southwest Bancorp Inc.	978	8,088
State Bancorp Inc.	885	6,965
State Street Corp.	13,484	608,668
Stellar One Corp.	1,384	18,504
Sterling Bancorp	811	8,151
Sterling Bancshares Inc.	4,659	25,997
Sterling Financial Corp.(a)(b)	3,406	1,941
Suffolk Bancorp	174	5,344
Sun Bancorp Inc. (New Jersey)(a)	1,080	4,255
SunTrust Banks Inc.	29,246	783,500
Susquehanna Bancshares Inc.	7,591	74,468
SVB Financial Group(a)	2,195	102,419
Synovus Financial Corp.	22,256	73,222
TCF Financial Corp.	8,309	132,445
Texas Capital Bancshares Inc.(a)	2,000	37,980
Tompkins Financial Corp.	361	13,169
Tower Bancorp Inc.	367	9,825
TowneBank(b)	1,265	17,659
TriCo Bancshares	927	18,447
TrustCo Bank Corp. NY	3,024	18,658
Trustmark Corp.	3,732	91,173
U.S. Bancorp	111,128	2,875,993
UMB Financial Corp.	1,908	77,465
Umpqua Holdings Corp.	5,602	74,283
Union First Market Bankshares Corp.	1,257	18,981
United Bankshares Inc.(b)	2,321	60,857
United Community Banks Inc.(a)	4,919	21,693
United Security Bancshares Inc.(b)	320	4,790
Univest Corp. of Pennsylvania	937	17,513
Valley National Bancorp	8,977	137,976
Washington Banking Co.(b)	872	10,978
Washington Trust Bancorp Inc.	792	14,763
Webster Financial Corp.	3,954	69,155
Wells Fargo & Co.	258,318	8,038,856
WesBanco Inc.	1,376	22,374
West Bancorporation Inc.	1,071	7,047
Westamerica Bancorporation	762	43,929
Western Alliance Bancorporation(a)	2,549	14,504
Whitney Holding Corp.	5,760	79,430
Wilber Corp. (The)(b)	439	2,875
Wilmington Trust Corp.	5,339	88,467
Wilshire Bancorp Inc.	1,040	11,471
Wintrust Financial Corp.	1,765	65,676
Yadkin Valley Financial Corp.(b)	657	2,825
Zions Bancorporation(b)	8,841	192,911

		35,775,649
BEVERAGES – 0.74%
Brown-Forman Corp. Class B NVS	910	54,099

Coca-Cola Co. (The)	29,010	1,595,550
Coca-Cola Enterprises Inc.	2,772	76,674
Constellation Brands Inc. Class A(a)	11,152	183,339
Dr Pepper Snapple Group Inc.	14,840	521,923
Farmer Bros. Co.	233	4,366
Molson Coors Brewing Co. Class B NVS	7,059	296,902
National Beverage Corp.	191	2,124

		2,734,977
BIOTECHNOLOGY – 0.07%
Affymetrix Inc.(a)	568	4,169
American Oriental Bioengineering Inc.(a)	2,171	8,858
ArQule Inc.(a)	978	5,633
Cambrex Corp.(a)	47	190
Celera Corp.(a)	3,777	26,817
Charles River Laboratories International Inc.(a)	1,329	52,243
CryoLife Inc.(a)	140	906
Enzo Biochem Inc.(a)	480	2,890
Facet Biotech Corp.(a)	1,092	29,473
Geron Corp.(a)(b)	2,527	14,353
Harvard Bioscience Inc.(a)	73	283
Lexicon Pharmaceuticals Inc.(a)	1,813	2,683
Life Technologies Corp.(a)	1,190	62,201
Martek Biosciences Corp.(a)	1,587	35,723
Maxygen Inc.(a)	239	1,570
Omeros Corp.(a)	32	225
RTI Biologics Inc.(a)	1,865	8,075
SuperGen Inc.(a)	1,270	4,064

		260,356
BUILDING MATERIALS – 0.18%
Apogee Enterprises Inc.	1,490	23,557
Armstrong World Industries Inc.(a)	691	25,090
Builders FirstSource Inc.(a)	491	1,547
Comfort Systems USA Inc.	2,147	26,816
Drew Industries Inc.(a)	431	9,491
Interline Brands Inc.(a)	2,001	38,299
LSI Industries Inc.	1,257	8,573
Martin Marietta Materials Inc.(b)	1,627	135,936
Masco Corp.	11,100	172,272
NCI Building Systems Inc.(a)	924	10,201
Owens Corning(a)	2,869	72,987
Quanex Building Products Corp.	796	13,158
Simpson Manufacturing Co. Inc.	511	14,185
Texas Industries Inc.	1,383	47,257
Trex Co. Inc.(a)(b)	107	2,278
U.S. Concrete Inc.(a)(b)	2,570	977
Universal Forest Products Inc.	1,118	43,065
USG Corp.(a)	2,371	40,686

		686,375
CHEMICALS – 1.97%
A. Schulman Inc.	1,342	32,839
Aceto Corp.	1,417	8,559
Air Products and Chemicals Inc.	8,065	596,407
Airgas Inc.	4,771	303,531
Albemarle Corp.	4,955	211,232
American Vanguard Corp.	939	7,653
Arch Chemicals Inc.	1,229	42,265
Ashland Inc.	4,234	223,428
Cabot Corp.	3,783	115,003

CF Industries Holdings Inc.	486	44,313
Chase Corp.	396	4,998
Cytec Industries Inc.	2,743	128,208
Dow Chemical Co. (The)	65,058	1,923,765
E.I. du Pont de Nemours and Co.	35,326	1,315,540
Eastman Chemical Co.	4,255	270,958
Ferro Corp.(a)	5,086	44,706
FMC Corp.	648	39,230
H.B. Fuller Co.	2,790	64,756
Hawkins Inc.(b)	31	750
Huntsman Corp.	9,718	117,102
ICO Inc.	1,379	11,142
Innophos Holdings Inc.	975	27,202
Innospec Inc.(a)	1,329	15,097
International Flavors & Fragrances Inc.	233	11,107
Intrepid Potash Inc.(a)	171	5,186
Kraton Performance Polymers Inc.	420	7,501
Lubrizol Corp.	511	46,869
Minerals Technologies Inc.	1,093	56,661
NL Industries Inc.	200	1,716
Olin Corp.	4,210	82,600
OM Group Inc.(a)	1,762	59,697
PolyOne Corp.(a)	4,734	48,476
PPG Industries Inc.	9,622	629,279
Quaker Chemical Corp.	587	15,914
Rockwood Holdings Inc.(a)	2,886	76,825
RPM International Inc.	3,638	77,635
Sensient Technologies Corp.	2,811	81,688
ShengdaTech Inc.(a)(b)	1,442	10,801
Sherwin-Williams Co. (The)	740	50,083
Solutia Inc.(a)	7,021	113,108
Spartech Corp.(a)	1,728	20,218
Stepan Co.	41	2,291
Symyx Technologies Inc.(a)	322	1,446
Terra Industries Inc.	1,890	86,486
Valhi Inc.	234	4,605
Valspar Corp. (The)	5,857	172,664
W.R. Grace & Co.(a)	2,971	82,475
Westlake Chemical Corp.	1,080	27,853
Zoltek Companies Inc.(a)(b)	1,567	15,106

		7,336,974
COAL – 0.11%
Arch Coal Inc.	9,596	219,269
Cloud Peak Energy Inc.(a)	1,069	17,788
International Coal Group Inc.(a)	6,159	28,147
Massey Energy Co.	1,130	59,088
Patriot Coal Corp.(a)	4,280	87,569
Westmoreland Coal Co.(a)	606	7,648

		419,509
COMMERCIAL SERVICES – 0.85%
ABM Industries Inc.	2,129	45,135
Advance America Cash Advance Centers Inc.	280	1,630
Albany Molecular Research Inc.(a)	1,515	12,650
Avis Budget Group Inc.(a)	2,545	29,267
Barrett Business Services Inc.	423	5,736
Bowne & Co. Inc.	2,186	24,396
Cardtronics Inc.(a)	196	2,464
Career Education Corp.(a)	333	10,536
CDI Corp.	699	10,247

Compass Diversified Holdings	1,443	22,020
Consolidated Graphics Inc.(a)	530	21,947
Convergys Corp.(a)	5,098	62,501
Cornell Companies Inc.(a)	710	13,000
Corrections Corp. of America(a)	6,056	120,272
CRA International Inc.(a)	96	2,200
Cross Country Healthcare Inc.(a)	1,536	15,529
Deluxe Corp.	1,275	24,760
Diamond Management & Technology Consultants Inc.	86	675
Dollar Financial Corp.(a)	215	5,173
Dollar Thrifty Automotive Group Inc.(a)	1,662	53,400
DynCorp International Inc.(a)	1,206	13,857
Education Management Corp.(a)	504	11,038
Electro Rent Corp.	891	11,699
Equifax Inc.	1,645	58,891
Euronet Worldwide Inc.(a)	360	6,635
Franklin Covey Co.(a)	132	1,048
GEO Group Inc. (The)(a)	551	10,921
Global Cash Access Inc.(a)	224	1,830
Great Lakes Dredge & Dock Corp.	163	856
H&E Equipment Services Inc.(a)	1,530	16,493
Hackett Group Inc. (The)(a)	1,158	3,219
HealthSpring Inc.(a)	2,811	49,474
Heidrick & Struggles International Inc.	1,071	30,020
Hertz Global Holdings Inc.(a)	11,199	111,878
Hill International Inc.(a)	166	968
Hillenbrand Inc.	2,222	48,862
Integrated Electrical Services Inc.(a)	471	2,661
Interactive Data Corp.	1,169	37,408
Jackson Hewitt Tax Service Inc.(a)(b)	1,738	3,476
KAR Auction Services Inc.(a)	599	9,021
Kelly Services Inc. Class A(a)	1,256	20,925
Kendle International Inc.(a)	620	10,838
Kforce Inc.(a)	1,629	24,777
Korn/Ferry International(a)	2,620	46,243
Landauer Inc.	228	14,870
Live Nation Entertainment Inc.(a)	4,868	70,586
Mac-Gray Corp.	494	5,577
Manpower Inc.	4,604	262,980
MAXIMUS Inc.	86	5,240
McGrath RentCorp	1,172	28,398
McKesson Corp.	8,089	531,609
MedQuist Inc.	548	4,280
Monster Worldwide Inc.(a)	3,051	50,677
Multi-Color Corp.	48	575
Nobel Learning Communities Inc.(a)	27	212
On Assignment Inc.(a)	1,628	11,608
PHH Corp.(a)	3,044	71,747
Quanta Services Inc.(a)	12,368	236,971
R.R. Donnelley & Sons Co.	8,928	190,613
Rent-A-Center Inc.(a)	3,853	91,123
Rewards Network Inc.	252	3,377
SAIC Inc.(a)	6,087	107,740
Service Corp. International	15,022	137,902
SFN Group Inc.(a)	2,827	22,644
Sotheby’s	315	9,793
Standard Parking Corp.(a)	357	5,862
StarTek Inc.(a)	605	4,205
Steiner Leisure Ltd.(a)	420	18,614
Stewart Enterprises Inc. Class A	4,418	27,612
Team Health Holdings Inc.(a)	166	2,789

Team Inc.(a)	53	879
Towers Watson & Co. Class A	462	21,945
Tree.com Inc.(a)	327	2,992
TrueBlue Inc.(a)	2,466	38,223
United Rentals Inc.(a)	3,714	34,837
Valassis Communications Inc.(a)	517	14,388
Verisk Analytics Inc. Class A(a)	1,452	40,946
Viad Corp.	984	20,221
Volt Information Sciences Inc.(a)	617	6,300
Weight Watchers International Inc.	1,769	45,163

		3,160,074
COMPUTERS – 1.44%
Agilysys Inc.	1,061	11,851
Brocade Communications Systems Inc.(a)	16,880	96,385
CACI International Inc. Class A(a)	1,577	77,036
CIBER Inc.(a)	3,675	13,744
Cogo Group Inc.(a)	1,357	9,485
Computer Sciences Corp.(a)	8,853	482,400
Computer Task Group Inc.(a)	324	2,349
COMSYS IT Partners Inc.(a)	885	15,470
Cray Inc.(a)	575	3,421
Diebold Inc.	495	15,721
DST Systems Inc.	276	11,440
Dynamics Research Corp.(a)	449	5,060
Echelon Corp.(a)	576	5,167
Electronics For Imaging Inc.(a)	2,442	28,400
EMC Corp.(a)	105,468	1,902,643
Fortinet Inc.(a)	195	3,428
Furmanite Corp.(a)	584	3,031
Hewlett-Packard Co.	31,648	1,682,091
Imation Corp.(a)	1,400	15,414
Insight Enterprises Inc.(a)	2,388	34,292
Integral Systems Inc.(a)	649	6,250
Lexmark International Inc. Class A(a)	4,604	166,112
Mentor Graphics Corp.(a)	5,214	41,816
Mercury Computer Systems Inc.(a)	1,516	20,800
MTS Systems Corp.	919	26,679
Ness Technologies Inc.(a)	2,187	13,800
NetScout Systems Inc.(a)	281	4,156
Palm Inc.(a)(b)	1,230	4,625
PAR Technology Corp.(a)	139	841
Rimage Corp.(a)	585	8,459
SanDisk Corp.(a)	6,860	237,562
Seagate Technology(a)	2,917	53,264
Sigma Designs Inc.(a)(b)	553	6,487
Silicon Graphics International Corp.(a)	1,744	18,643
Silicon Storage Technology Inc.(a)	4,579	13,920
SMART Modular Technologies (WWH) Inc.(a)	1,879	14,487
SRA International Inc. Class A(a)	1,729	35,946
Super Micro Computer Inc.(a)	577	9,971
Synopsys Inc.(a)	3,215	71,920
Teradata Corp.(a)	1,908	55,122
3D Systems Corp.(a)	105	1,433
Tier Technologies Inc. Class B(a)	604	4,808
Unisys Corp.(a)	2,371	82,724
Virtusa Corp.(a)	90	928
Western Digital Corp.(a)	1,283	50,024

		5,369,605

COSMETICS & PERSONAL CARE – 1.02%
Alberto-Culver Co.	762	19,926
Elizabeth Arden Inc.(a)	1,314	23,652
Inter Parfums Inc.	806	11,945
Procter & Gamble Co. (The)	58,891	3,726,034
Revlon Inc. Class A(a)	610	9,058

		3,790,615
DISTRIBUTION & WHOLESALE – 0.29%
Beacon Roofing Supply Inc.(a)	461	8,819
BlueLinx Holdings Inc.(a)(b)	698	2,659
BMP Sunstone Corp.(a)	161	815
Central European Distribution Corp.(a)	3,618	126,666
Chindex International Inc.(a)	64	756
Core-Mark Holding Co. Inc.(a)	418	12,795
Genuine Parts Co.	9,266	391,396
Houston Wire & Cable Co.	512	5,929
Ingram Micro Inc. Class A(a)	9,452	165,883
Owens & Minor Inc.	479	22,221
Pool Corp.	1,272	28,798
ScanSource Inc.(a)	1,455	41,875
Tech Data Corp.(a)	2,979	124,820
United Stationers Inc.(a)	1,359	79,977
Watsco Inc.	118	6,712
WESCO International Inc.(a)(b)	1,163	40,368

		1,060,489
DIVERSIFIED FINANCIAL SERVICES – 8.01%
American Express Co.	48,485	2,000,491
AmeriCredit Corp.(a)	3,751	89,124
Ameriprise Financial Inc.	13,739	623,201
Ampal-American Israel Corp. Class A(a)(b)	1,216	3,380
Artio Global Investors Inc. Class A	1,334	33,003
Asset Acceptance Capital Corp.(a)(b)	698	4,404
BGC Partners Inc. Class A	1,846	11,279
BlackRock Inc.(c)	1,246	271,329
Calamos Asset Management Inc. Class A	1,043	14,957
California First National Bancorp	112	1,495
Capital One Financial Corp.	19,048	788,778
Citigroup Inc.(a)	1,107,315	4,484,626
CME Group Inc.	3,670	1,160,124
Cohen & Steers Inc.(b)	465	11,606
CompuCredit Holdings Corp.(b)	321	1,656
Cowen Group Inc. Class A(a)	761	4,307
Credit Acceptance Corp.(a)	25	1,031
Diamond Hill Investment Group Inc.	20	1,372
Discover Financial Services	31,322	466,698
Doral Financial Corp.(a)(b)	320	1,379
E*TRADE Financial Corp.(a)	92,453	152,547
Encore Capital Group Inc.(a)	910	14,969
Epoch Holding Corp.	94	1,061
Evercore Partners Inc. Class A	648	19,440
FBR Capital Markets Corp.(a)	1,305	5,938
Federated Investors Inc. Class B	320	8,442
First Marblehead Corp. (The)(a)	4,243	12,050
Franklin Resources Inc.	4,840	536,756
GAMCO Investors Inc. Class A	173	7,871
Goldman Sachs Group Inc. (The)	27,656	4,718,943
Interactive Brokers Group Inc. Class A(a)	2,372	38,308
International Assets Holding Corp.(a)	461	6,901
Invesco Ltd.	22,533	493,698
Investment Technology Group Inc.(a)	2,335	38,971

Janus Capital Group Inc.	1,495	21,364
Jefferies Group Inc.(b)	1,689	39,979
JMP Group Inc.	665	5,652
JPMorgan Chase & Co.	232,702	10,413,414
KBW Inc.(a)	1,116	30,020
Knight Capital Group Inc. Class A(a)	2,743	41,831
LaBranche & Co. Inc.(a)	2,974	15,643
Legg Mason Inc.	9,402	269,555
MF Global Holdings Ltd.(a)	3,909	31,546
Morgan Stanley	61,234	1,793,544
NASDAQ OMX Group Inc. (The)(a)	4,465	94,301
National Financial Partners Corp.(a)	2,430	34,263
Nelnet Inc. Class A	768	14,254
NewStar Financial Inc.(a)	1,301	8,300
NYSE Euronext Inc.	11,375	336,814
Ocwen Financial Corp.(a)	3,301	36,608
Oppenheimer Holdings Inc. Class A	505	12,883
Penson Worldwide Inc.(a)	430	4,330
Piper Jaffray Companies(a)	1,166	46,990
Raymond James Financial Inc.	5,719	152,926
Sanders Morris Harris Group Inc.	1,257	7,781
SLM Corp.(a)	21,388	267,778
Student Loan Corp. (The)	234	8,314
SWS Group Inc.	1,654	19,071
Teton Advisors Inc. Class B(d)	5	60
Thomas Weisel Partners Group Inc.(a)	1,452	5,692
TradeStation Group Inc.(a)	1,363	9,555
U.S. Global Investors Inc. Class A	121	1,197
Virtus Investment Partners Inc.(a)	338	7,044
Westwood Holdings Group Inc.	48	1,766
World Acceptance Corp.(a)	921	33,230

		29,795,840
ELECTRIC – 5.32%
AES Corp. (The)(a)	7,664	84,304
Allegheny Energy Inc.	3,911	89,953
ALLETE Inc.	1,719	57,552
Alliant Energy Corp.	6,470	215,192
Ameren Corp.	13,890	362,251
American Electric Power Co. Inc.	27,982	956,425
Avista Corp.	3,260	67,515
Black Hills Corp.	2,330	70,715
Calpine Corp.(a)	9,121	108,449
CenterPoint Energy Inc.	3,703	53,175
Central Vermont Public Service Corp.	699	14,099
CH Energy Group Inc.	935	38,185
Cleco Corp.	3,499	92,898
CMS Energy Corp.	13,116	202,773
Consolidated Edison Inc.	16,068	715,669
Constellation Energy Group Inc.	1,666	58,493
Dominion Resources Inc.	34,488	1,417,802
DPL Inc.	5,904	160,530
DTE Energy Co.	9,553	426,064
Duke Energy Corp.	75,187	1,227,052
Dynegy Inc. Class A(a)	28,584	36,016
Edison International	19,070	651,622
El Paso Electric Co.(a)	2,745	56,547
Empire District Electric Co. (The)	2,310	41,626
Entergy Corp.	11,507	936,094
Exelon Corp.	35,218	1,542,901
FirstEnergy Corp.	17,920	700,493

FPL Group Inc.	20,952	1,012,610
Great Plains Energy Inc.	7,840	145,589
Hawaiian Electric Industries Inc.	5,315	119,322
IDACORP Inc.	2,775	96,070
Integrys Energy Group Inc.	3,468	164,314
MDU Resources Group Inc.	10,801	233,086
MGE Energy Inc.	1,317	46,569
Mirant Corp.(a)	8,572	93,092
Northeast Utilities	10,293	284,499
NorthWestern Corp.	2,047	54,880
NRG Energy Inc.(a)	15,471	323,344
NSTAR	6,263	221,835
NV Energy Inc.	8,045	99,195
OGE Energy Corp.	5,703	222,075
Otter Tail Corp.	2,012	44,184
Pepco Holdings Inc.	12,880	220,892
PG&E Corp.	21,486	911,436
Pike Electric Corp.(a)	400	3,728
Pinnacle West Capital Corp.	5,915	223,173
PNM Resources Inc.	5,006	62,725
Portland General Electric Co.	4,462	86,161
Progress Energy Inc.	16,340	643,142
Public Service Enterprise Group Inc.	29,688	876,390
RRI Energy Inc.(a)	20,642	76,169
SCANA Corp.	7,184	270,047
Southern Co.	45,816	1,519,259
TECO Energy Inc.	12,410	197,195
U.S. Geothermal Inc.(a)	811	738
UIL Holdings Corp.	1,659	45,622
UniSource Energy Corp.	2,084	65,521
Unitil Corp.	585	13,601
Westar Energy Inc.	6,405	142,831
Wisconsin Energy Corp.	6,901	340,978
Xcel Energy Inc.	26,743	566,952

		19,811,619
ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
A123 Systems Inc.(a)(b)	532	7,310
Advanced Energy Industries Inc.(a)	420	6,955
Belden Inc.	2,738	75,185
China BAK Battery Inc.(a)(b)	1,940	4,675
Encore Wire Corp.	1,122	23,338
Energizer Holdings Inc.(a)	655	41,108
Energy Conversion Devices Inc.(a)(b)	369	2,889
EnerSys Inc.(a)	2,369	58,420
Fushi Copperweld Inc.(a)	1,314	14,743
Generac Holdings Inc.(a)	639	8,952
General Cable Corp.(a)	3,086	83,322
GrafTech International Ltd.(a)	4,325	59,123
Graham Corp.	211	3,796
Greatbatch Inc.(a)	395	8,370
Hubbell Inc. Class B	3,104	156,535
Insteel Industries Inc.	974	10,412
Lihua International Inc.(a)	77	707
Littelfuse Inc.(a)	1,256	47,741
Molex Inc.	7,145	149,045
Orion Energy Systems Inc.(a)(b)	1,317	6,453
Power-One Inc.(a)(b)	3,681	15,534
PowerSecure International Inc.(a)	732	5,768
SatCon Technology Corp.(a)	470	1,142
Ultralife Corp.(a)	46	184

Valence Technology Inc.(a)(b)	710	604
Vicor Corp.(a)	648	8,949

		801,260
ELECTRONICS – 0.73%
Analogic Corp.	241	10,298
Arrow Electronics Inc.(a)	3,963	119,405
Avnet Inc.(a)	5,973	179,190
AVX Corp.	2,283	32,419
Bel Fuse Inc. Class B	606	12,211
Benchmark Electronics Inc.(a)	3,410	70,723
Brady Corp. Class A	2,866	89,190
Checkpoint Systems Inc.(a)	1,772	39,197
China Security & Surveillance Technology Inc.(a)	380	2,922
Coherent Inc.(a)	1,219	38,959
CTS Corp.	1,978	18,633
Cymer Inc.(a)	1,744	65,051
Daktronics Inc.	259	1,974
Ddi Corp.(a)	1,016	5,761
Electro Scientific Industries Inc.(a)	1,666	21,341
FARO Technologies Inc.(a)	98	2,524
FEI Co.(a)	173	3,963
Garmin Ltd.(b)	1,175	45,214
Icx Technologies Inc.(a)(b)	208	1,450
II-VI Inc.(a)	436	14,754
Itron Inc.(a)	144	10,450
Jabil Circuit Inc.	5,638	91,279
L-1 Identity Solutions Inc.(a)	976	8,716
LaBarge Inc.(a)	65	718
Measurement Specialties Inc.(a)	894	13,151
MEMSIC Inc.(a)	856	2,731
Methode Electronics Inc.	1,843	18,246
OSI Systems Inc.(a)	205	5,750
OYO Geospace Corp.(a)	204	9,753
Park Electrochemical Corp.	449	12,904
PerkinElmer Inc.	5,413	129,371
Plexus Corp.(a)	1,531	55,162
Rofin-Sinar Technologies Inc.(a)	915	20,697
Rogers Corp.(a)	728	21,119
Spectrum Control Inc.(a)	649	7,587
Stoneridge Inc.(a)	978	9,672
Technitrol Inc.	2,360	12,461
Thermo Fisher Scientific Inc.(a)	22,568	1,160,898
Thomas & Betts Corp.(a)	2,163	84,876
TTM Technologies Inc.(a)	2,651	23,541
Varian Inc.(a)	1,306	67,625
Vishay Intertechnology Inc.(a)	8,788	89,901
Watts Water Technologies Inc. Class A	1,666	51,746
Woodward Governor Co.	772	24,689
X-Rite Inc.(a)	1,549	4,693
Zygo Corp.(a)	1,107	10,218

		2,723,133
ENERGY - ALTERNATE SOURCES – 0.04%
Ascent Solar Technologies Inc.(a)(b)	628	2,418
Covanta Holding Corp.(a)	7,672	127,816
Evergreen Solar Inc.(a)(b)	4,823	5,450
FuelCell Energy Inc.(a)	707	1,994
Green Plains Renewable Energy Inc.(a)	557	7,948
Headwaters Inc.(a)	3,266	14,991

		160,617

ENGINEERING & CONSTRUCTION – 0.20%
Dycom Industries Inc.(a)	2,186	19,171
EMCOR Group Inc.(a)	2,595	63,915
ENGlobal Corp.(a)	62	172
Granite Construction Inc.	1,776	53,671
Insituform Technologies Inc. Class A(a)	2,355	62,667
KBR Inc.	9,363	207,484
Layne Christensen Co.(a)	1,129	30,156
Mistras Group Inc.(a)	221	2,208
Shaw Group Inc. (The)(a)	898	30,909
Sterling Construction Co. Inc.(a)	883	13,881
Tutor Perini Corp.(a)	1,538	33,452
URS Corp.(a)	4,298	213,224
VSE Corp.	47	1,935

		732,845
ENTERTAINMENT – 0.19%
Ascent Media Corp. Class A(a)	791	21,555
Bluegreen Corp.(a)	705	2,305
Carmike Cinemas Inc.(a)	125	1,734
Churchill Downs Inc.	511	19,163
Cinemark Holdings Inc.	183	3,356
DreamWorks Animation SKG Inc. Class A(a)	4,304	169,535
Great Wolf Resorts Inc.(a)	1,024	3,256
International Game Technology	2,926	53,985
International Speedway Corp. Class A	1,803	46,463
Lakes Entertainment Inc.(a)	728	1,674
Madison Square Garden Inc. Class A(a)	3,560	77,359
National CineMedia Inc.	2,290	39,525
Penn National Gaming Inc.(a)	3,964	110,199
Pinnacle Entertainment Inc.(a)	1,676	16,324
Reading International Inc. Class A(a)	899	3,839
Regal Entertainment Group Class A	2,317	40,710
Speedway Motorsports Inc.	664	10,365
Steinway Musical Instruments Inc.(a)	359	6,760
Vail Resorts Inc.(a)	1,721	68,995
Warner Music Group Corp.(a)	2,555	17,655

		714,757
ENVIRONMENTAL CONTROL – 0.16%
Clean Harbors Inc.(a)	82	4,556
EnergySolutions Inc.	3,997	25,701
Fuel Tech Inc.(a)	224	1,796
Metalico Inc.(a)	2,365	14,166
Met-Pro Corp.	190	1,862
Mine Safety Appliances Co.	123	3,439
Republic Services Inc.	12,967	376,302
Waste Connections Inc.(a)	1,243	42,212
Waste Management Inc.	3,030	104,323
Waste Services Inc.(a)	790	7,813

		582,170
FOOD – 2.16%
American Italian Pasta Co. Class A(a)	326	12,672
B&G Foods Inc. Class A	1,276	13,372
Campbell Soup Co.	3,614	127,755
Chiquita Brands International Inc.(a)	2,503	39,372
ConAgra Foods Inc.	26,201	656,859
Corn Products International Inc.	4,439	153,856
Del Monte Foods Co.	11,630	169,798

Diamond Foods Inc.	181	7,609
Dole Food Co. Inc.(a)(b)	740	8,769
Flowers Foods Inc.	790	19,545
Fresh Del Monte Produce Inc.(a)	2,372	48,033
General Mills Inc.	11,343	802,971
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	2,186	16,767
H.J. Heinz Co.	3,476	158,540
Hain Celestial Group Inc.(a)	1,788	31,022
Hershey Co. (The)	3,745	160,323
Hormel Foods Corp.	3,610	151,656
HQ Sustainable Maritime Industries Inc.(a)	42	252
Imperial Sugar Co.	651	10,097
Ingles Markets Inc. Class A	783	11,768
J.M. Smucker Co. (The)	6,972	420,133
Kraft Foods Inc. Class A	86,253	2,608,291
Kroger Co. (The)	6,120	132,559
M&F Worldwide Corp.(a)	607	18,574
Nash-Finch Co.	792	26,651
Ralcorp Holdings Inc.(a)	3,304	223,945
Ruddick Corp.	2,110	66,760
Safeway Inc.	22,756	565,714
Sara Lee Corp.	30,415	423,681
Seaboard Corp.	19	24,683
Seneca Foods Corp. Class A(a)	536	15,608
Smart Balance Inc.(a)	881	5,709
Smithfield Foods Inc.(a)	7,586	157,334
Spartan Stores Inc.	1,194	17,217
SUPERVALU Inc.	12,547	209,284
TreeHouse Foods Inc.(a)	2,038	89,407
Tyson Foods Inc. Class A	17,672	338,419
Village Super Market Inc. Class A	22	617
Weis Markets Inc.	536	19,489
Whole Foods Market Inc.(a)	1,252	45,260
Winn-Dixie Stores Inc.(a)	3,195	39,906

		8,050,277
FOREST PRODUCTS & PAPER – 0.65%
Boise Inc.(a)	1,045	6,406
Buckeye Technologies Inc.(a)	2,189	28,632
Cellu Tissue Holdings Inc.(a)	433	4,321
Clearwater Paper Corp.(a)	604	29,747
Deltic Timber Corp.	127	5,594
Domtar Corp.(a)	2,408	155,099
International Paper Co.	25,314	622,978
KapStone Paper and Packaging Corp.(a)	1,900	22,553
Louisiana-Pacific Corp.(a)	7,474	67,640
MeadWestvaco Corp.	10,027	256,190
Neenah Paper Inc.	885	14,018
P.H. Glatfelter Co.	2,710	39,268
Plum Creek Timber Co. Inc.	6,131	238,557
Potlatch Corp.	1,135	39,770
Rayonier Inc.	2,585	117,437
Rock-Tenn Co. Class A	288	13,124
Schweitzer-Mauduit International Inc.	1,038	49,367
Temple-Inland Inc.	6,198	126,625
Wausau Paper Corp.(a)	1,628	13,903
Weyerhaeuser Co.	12,364	559,718

		2,410,947
GAS – 0.71%
AGL Resources Inc.	4,511	174,350

Atmos Energy Corp.	5,417	154,764
Chesapeake Utilities Corp.	556	16,569
Energen Corp.	4,142	192,727
Laclede Group Inc. (The)	1,350	45,522
New Jersey Resources Corp.	2,084	78,275
Nicor Inc.	2,641	110,711
NiSource Inc.	16,106	254,475
Northwest Natural Gas Co.	1,535	71,531
Piedmont Natural Gas Co.	4,132	113,961
Sempra Energy	14,317	714,418
South Jersey Industries Inc.	1,577	66,218
Southern Union Co.	6,605	167,569
Southwest Gas Corp.	2,682	80,245
UGI Corp.	6,298	167,149
Vectren Corp.	4,811	118,928
WGL Holdings Inc.	3,006	104,158

		2,631,570
HAND & MACHINE TOOLS – 0.31%
Baldor Electric Co.	2,246	84,000
Franklin Electric Co. Inc.	1,348	40,427
Kennametal Inc.	4,802	135,032
K-Tron International Inc.(a)	37	5,549
Lincoln Electric Holdings Inc.	2,522	137,020
Raser Technologies Inc.(a)(b)	1,149	1,149
Regal Beloit Corp.	2,114	125,593
Snap-on Inc.	2,503	108,480
Stanley Black & Decker Inc.	9,063	520,307

		1,157,557
HEALTH CARE - PRODUCTS – 1.25%
AGA Medical Holdings Inc.(a)	120	1,950
AngioDynamics Inc.(a)	1,138	17,776
Boston Scientific Corp.(a)	56,320	406,630
Cantel Medical Corp.	213	4,228
Cardiac Science Corp.(a)	1,189	2,223
CareFusion Corp.(a)	10,649	281,453
CONMED Corp.(a)	1,629	38,786
Cooper Companies Inc. (The)	2,623	101,982
Cutera Inc.(a)	531	5,506
Cynosure Inc. Class A(a)	565	6,351
ev3 Inc.(a)	4,488	71,180
Hanger Orthopedic Group Inc.(a)	1,233	22,416
Hansen Medical Inc.(a)(b)	295	676
Hill-Rom Holdings Inc.	2,250	61,223
Hologic Inc.(a)	13,422	248,844
Invacare Corp.	977	25,930
Inverness Medical Innovations Inc.(a)	2,599	101,231
Johnson & Johnson	36,466	2,377,583
Kinetic Concepts Inc.(a)	2,350	112,354
LCA-Vision Inc.(a)	355	2,954
Medical Action Industries Inc.(a)	173	2,123
Natus Medical Inc.(a)	409	6,507
OraSure Technologies Inc.(a)	191	1,133
Palomar Medical Technologies Inc.(a)	296	3,215
Symmetry Medical Inc.(a)	1,536	15,421
TomoTherapy Inc.(a)	1,734	5,913
Vital Images Inc.(a)	135	2,183
Volcano Corp.(a)	635	15,342
Young Innovations Inc.	96	2,703
Zimmer Holdings Inc.(a)	11,870	702,704

Zoll Medical Corp.(a)	154	4,059

		4,652,579
HEALTH CARE - SERVICES – 1.72%
Aetna Inc.	20,628	724,249
Alliance Healthcare Services Inc.(a)	178	1,000
Allied Healthcare International Inc.(a)	2,187	5,949
Amedisys Inc.(a)	92	5,080
American Dental Partners Inc.(a)	500	6,525
AmSurg Corp.(a)	1,899	40,999
Assisted Living Concepts Inc. Class A(a)	625	20,525
Brookdale Senior Living Inc.(a)	2,557	53,262
Capital Senior Living Corp.(a)	1,160	6,102
Centene Corp.(a)	1,149	27,622
Community Health Systems Inc.(a)	2,754	101,705
Continucare Corp.(a)	243	899
Coventry Health Care Inc.(a)	6,209	153,486
Gentiva Health Services Inc.(a)	983	27,799
Health Net Inc.(a)	6,048	150,414
Healthways Inc.(a)	1,844	29,633
Humana Inc.(a)	6,316	295,399
Kindred Healthcare Inc.(a)	2,262	40,829
LifePoint Hospitals Inc.(a)	3,174	116,740
Lincare Holdings Inc.(a)	743	33,346
Magellan Health Services Inc.(a)	2,119	92,134
MedCath Corp.(a)	978	10,240
MEDNAX Inc.(a)	1,830	106,488
Molina Healthcare Inc.(a)	734	18,475
National Healthcare Corp.	241	8,527
NightHawk Radiology Holdings Inc.(a)	1,413	4,493
NovaMed Inc.(a)(b)	481	1,635
Odyssey Healthcare Inc.(a)	988	17,893
Psychiatric Solutions Inc.(a)	1,047	31,201
RadNet Inc.(a)	118	375
RehabCare Group Inc.(a)	233	6,354
Res-Care Inc.(a)	1,355	16,246
Select Medical Holdings Corp.(a)	1,397	11,791
Skilled Healthcare Group Inc. Class A(a)	1,091	6,731
Sun Healthcare Group Inc.(a)	2,497	23,821
Sunrise Senior Living Inc.(a)	2,300	11,776
Tenet Healthcare Corp.(a)	9,227	52,778
Triple-S Management Corp. Class B(a)	1,162	20,626
U.S. Physical Therapy Inc.(a)	316	5,498
UnitedHealth Group Inc.	69,644	2,275,269
Universal Health Services Inc. Class B	4,873	170,994
WellCare Health Plans Inc.(a)	2,471	73,636
WellPoint Inc.(a)	24,934	1,605,251

		6,413,795
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Harbinger Group Inc.(a)	605	4,096
Heckmann Corp.(a)	5,439	31,546
Information Services Group Inc.(a)	1,339	4,566
Leucadia National Corp.(a)	6,974	173,025
Resource America Inc. Class A	880	4,224

		217,457
HOME BUILDERS – 0.35%
AMREP Corp.(a)	73	1,061
Beazer Homes USA Inc.(a)	3,718	16,880
Brookfield Homes Corp.(a)	783	6,843

Cavco Industries Inc.(a)	347	11,847
China Housing & Land Development Inc.(a)(b)	1,332	5,062
D.R. Horton Inc.	16,306	205,456
Hovnanian Enterprises Inc. Class A(a)	1,107	4,815
KB Home	4,232	70,886
Lennar Corp. Class A	9,213	158,556
M.D.C. Holdings Inc.	1,380	47,762
M/I Homes Inc.(a)	851	12,467
Meritage Homes Corp.(a)	1,892	39,732
NVR Inc.(a)	296	215,044
Pulte Homes Inc.(a)	17,288	194,490
Ryland Group Inc.	2,489	55,853
Skyline Corp.	470	8,742
Standard-Pacific Corp.(a)	5,998	27,111
Thor Industries Inc.	1,019	30,784
Toll Brothers Inc.(a)	7,984	166,067
Winnebago Industries Inc.(a)	1,388	20,279

		1,299,737
HOME FURNISHINGS – 0.17%
American Woodmark Corp.	580	11,246
Audiovox Corp. Class A(a)	1,142	8,885
Ethan Allen Interiors Inc.	1,563	32,245
Furniture Brands International Inc.(a)	2,389	15,361
Harman International Industries Inc.(a)	1,809	84,625
Hooker Furniture Corp.	530	8,522
Kimball International Inc. Class B	1,964	13,650
La-Z-Boy Inc.(a)	3,024	37,921
Sealy Corp.(a)	2,723	9,531
Stanley Furniture Co. Inc.(a)	526	5,344
Universal Electronics Inc.(a)	270	6,032
Whirlpool Corp.	4,340	378,665

		612,027
HOUSEHOLD PRODUCTS & WARES – 0.34%
ACCO Brands Corp.(a)	3,319	25,424
American Greetings Corp. Class A	2,284	47,599
Avery Dennison Corp.	5,347	194,684
Blyth Inc.	285	8,906
Central Garden & Pet Co. Class A(a)	3,723	34,103
Clorox Co. (The)	942	60,420
CSS Industries Inc.	517	10,392
Ennis Inc.	1,437	23,380
Fortune Brands Inc.	8,762	425,045
Helen of Troy Ltd.(a)	1,721	44,849
Jarden Corp.	5,212	173,507
Kimberly-Clark Corp.	3,143	197,632
Oil-Dri Corp. of America	310	5,992
Prestige Brands Holdings Inc.(a)	1,764	15,876
Standard Register Co. (The)	445	2,381
WD-40 Co.	303	9,947

		1,280,137
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	13,632	207,206

		207,206
INSURANCE – 4.97%
Alleghany Corp.(a)	332	96,546
Allied World Assurance Holdings Ltd.	2,870	128,720
Allstate Corp. (The)	31,318	1,011,885

Ambac Financial Group Inc.(a)(b)	18,840	10,490
American Equity Investment Life Holding Co.	3,266	34,783
American Financial Group Inc.	5,106	145,266
American International Group Inc.(a)	4,417	150,796
American National Insurance Co.	923	104,797
American Physicians Capital Inc.	534	17,061
American Physicians Service Group Inc.	334	8,350
American Safety Insurance Holdings Ltd.(a)	567	9,407
Amerisafe Inc.(a)	1,016	16,632
AmTrust Financial Services Inc.	1,268	17,689
Aon Corp.	16,194	691,646
Arch Capital Group Ltd.(a)(b)	2,666	203,283
Argo Group International Holdings Ltd.(b)	1,814	59,118
Arthur J. Gallagher & Co.	435	10,679
Aspen Insurance Holdings Ltd.	4,864	140,278
Assurant Inc.	6,827	234,712
Assured Guaranty Ltd.	6,370	139,949
Axis Capital Holdings Ltd.	5,587	174,650
Baldwin & Lyons Inc. Class B	534	12,864
Brown & Brown Inc.	1,850	33,152
Chubb Corp.	19,423	1,007,083
CIGNA Corp.	14,926	545,993
Cincinnati Financial Corp.	8,486	245,245
Citizens Inc.(a)	493	3,407
CNA Financial Corp.(a)	870	23,246
CNA Surety Corp.(a)	884	15,726
Conseco Inc.(a)	14,783	91,950
Crawford & Co. Class B(a)	245	997
Delphi Financial Group Inc. Class A	2,712	68,234
Donegal Group Inc. Class A	697	10,113
Eastern Insurance Holdings Inc.	455	4,614
EMC Insurance Group Inc.	212	4,774
Employers Holdings Inc.	2,123	31,527
Endurance Specialty Holdings Ltd.	1,726	64,121
Enstar Group Ltd.(a)	386	26,696
Erie Indemnity Co. Class A	531	22,902
Everest Re Group Ltd.	3,631	293,857
FBL Financial Group Inc. Class A	499	12,216
Fidelity National Financial Inc. Class A	11,729	173,824
First Acceptance Corp.(a)	1,164	2,375
First American Corp.	5,711	193,260
First Mercury Financial Corp.	412	5,368
Flagstone Reinsurance Holdings Ltd.	2,281	26,140
FPIC Insurance Group Inc.(a)	589	15,968
Genworth Financial Inc. Class A(a)	16,464	301,950
Greenlight Capital Re Ltd. Class A(a)	1,569	41,861
Hallmark Financial Services Inc.(a)	322	2,898
Hanover Insurance Group Inc. (The)	2,592	113,037
Harleysville Group Inc.	792	26,738
Hartford Financial Services Group Inc. (The)	25,989	738,607
HCC Insurance Holdings Inc.	6,556	180,946
Horace Mann Educators Corp.	2,213	33,328
Independence Holding Co.	420	3,986
Infinity Property and Casualty Corp.	782	35,534
Kansas City Life Insurance Co.	212	6,695
Lincoln National Corp.	12,108	371,716
Loews Corp.	19,202	715,851
Maiden Holdings Ltd.	3,024	22,347
Markel Corp.(a)	576	215,804
Marsh & McLennan Companies Inc.	28,226	689,279
Max Capital Group Ltd.(b)	2,760	63,452

MBIA Inc.(a)	7,889	49,464
Meadowbrook Insurance Group Inc.	3,547	28,021
Mercer Insurance Group Inc.	279	5,022
Mercury General Corp.	1,535	67,110
MetLife Inc.	33,737	1,462,162
MGIC Investment Corp.(a)(b)	6,984	76,614
Montpelier Re Holdings Ltd.	4,140	69,593
National Interstate Corp.	180	3,728
National Western Life Insurance Co. Class A	130	23,966
Navigators Group Inc. (The)(a)	785	30,874
NYMAGIC Inc.	204	4,331
Old Republic International Corp.	13,773	174,642
OneBeacon Insurance Group Ltd.(b)	1,484	25,599
PartnerRe Ltd.	4,862	387,599
Phoenix Companies Inc. (The)(a)	5,606	13,567
Platinum Underwriters Holdings Ltd.	3,063	113,576
PMA Capital Corp. Class A(a)	2,093	12,851
PMI Group Inc. (The)(a)	4,604	24,954
Presidential Life Corp.	1,090	10,867
Primus Guaranty Ltd.(a)(b)	958	4,024
ProAssurance Corp.(a)	1,928	112,865
Progressive Corp. (The)	35,905	685,426
Protective Life Corp.	4,821	106,014
Prudential Financial Inc.	12,973	784,867
Radian Group Inc.(b)	4,618	72,226
Reinsurance Group of America Inc.	3,926	206,194
RenaissanceRe Holdings Ltd.	3,599	204,279
RLI Corp.	653	37,234
Safety Insurance Group Inc.	698	26,294
SeaBright Insurance Holdings Inc.	1,418	15,612
Selective Insurance Group Inc.	3,210	53,286
StanCorp Financial Group Inc.	2,855	135,984
State Auto Financial Corp.	816	14,647
Stewart Information Services Corp.(b)	980	13,524
Symetra Financial Corp.(a)	1,327	17,490
Torchmark Corp.	4,850	259,524
Tower Group Inc.	506	11,218
Transatlantic Holdings Inc.	1,615	85,272
Travelers Companies Inc. (The)	30,125	1,624,943
United America Indemnity Ltd. Class A(a)	2,266	21,686
United Fire & Casualty Co.	1,382	24,862
Unitrin Inc.	2,352	65,974
Universal American Corp.(a)	1,624	25,010
Universal Insurance Holdings Inc.	302	1,528
Unum Group	19,319	478,532
Validus Holdings Ltd.	4,812	132,474
W.R. Berkley Corp.	5,151	134,390
Wesco Financial Corp.	81	31,226
White Mountains Insurance Group Ltd.	462	164,010
XL Capital Ltd. Class A	20,168	381,175
Zenith National Insurance Corp.	2,192	83,997

		18,506,745
INTERNET – 0.70%
ActivIdentity Corp.(a)	1,830	5,197
Ancestry.com Inc.(a)	108	1,831
AOL Inc.(a)	6,445	162,930
China Information Security Technology Inc.(a)	229	1,156
Digital River Inc.(a)	419	12,696
EarthLink Inc.	5,422	46,304
eBay Inc.(a)	50,121	1,350,761

ePlus Inc.(a)	211	3,703
Expedia Inc.	985	24,586
Global Sources Ltd.(a)	704	4,583
IAC/InterActiveCorp(a)	2,752	62,580
InfoSpace Inc.(a)	1,082	11,956
Internap Network Services Corp.(a)	2,794	15,646
Internet Brands Inc. Class A(a)	792	7,302
Internet Capital Group Inc.(a)	907	7,664
iPass Inc.(a)(b)	2,730	3,140
j2 Global Communications Inc.(a)	202	4,727
Keynote Systems Inc.	526	5,991
Liberty Media Corp. - Liberty Interactive Group Series A(a)	35,041	536,478
ModusLink Global Solutions Inc.(a)	2,326	19,608
1-800-FLOWERS.COM Inc.(a)	1,301	3,266
Online Resources Corp.(a)	719	2,898
Openwave Systems Inc.(a)	3,060	7,038
Orbitz Worldwide Inc.(a)	1,161	8,255
PCTEL Inc.(a)	1,223	7,558
Perficient Inc.(a)	1,327	14,955
QuinStreet Inc.	237	4,031
RealNetworks Inc.(a)	2,880	13,910
Safeguard Scientifics Inc.(a)	736	9,568
Shutterfly Inc.(a)	993	23,921
SonicWALL Inc.(a)	2,714	23,585
Support.com Inc.(a)	2,876	9,405
TechTarget Inc.(a)	698	3,651
TIBCO Software Inc.(a)	6,188	66,769
United Online Inc.	4,767	35,657
US Auto Parts Network Inc.(a)	519	3,903
Vasco Data Security International Inc.(a)	349	2,879
Vitacost.com Inc.(a)	359	4,326
Web.com Group Inc.(a)	1,311	7,145
Yahoo! Inc.(a)	4,563	75,426

		2,616,985
INVESTMENT COMPANIES – 0.17%
Allied Capital Corp.(a)	9,762	48,517
American Capital Ltd.(a)	16,435	83,490
Apollo Investment Corp.	10,362	131,908
Ares Capital Corp.	7,709	114,402
BlackRock Kelso Capital Corp.(c)	553	5,508
Capital Southwest Corp.	147	13,359
Fifth Street Finance Corp.	1,978	22,965
Gladstone Capital Corp.	1,429	16,862
Gladstone Investment Corp.	1,350	8,073
Harris & Harris Group Inc.(a)	1,439	6,634
Hercules Technology Growth Capital Inc.	1,897	20,089
Kayne Anderson Energy Development Co.	694	11,215
Kohlberg Capital Corp.	978	5,535
Main Street Capital Corp.	154	2,404
MCG Capital Corp.(a)	4,203	21,898
Medallion Financial Corp.	906	7,212
MVC Capital Inc.	1,116	15,144
NGP Capital Resources Co.	1,508	12,848
PennantPark Investment Corp.	1,291	13,375
PennyMac Mortgage Investment Trust(a)	791	13,139
Prospect Capital Corp.(b)	3,722	45,222
Solar Capital Ltd.	268	5,666
TICC Capital Corp.	1,377	9,074
Triangle Capital Corp.	820	11,513

		646,052

IRON & STEEL – 0.78%
AK Steel Holding Corp.	6,491	148,384
Allegheny Technologies Inc.	5,746	310,227
Carpenter Technology Corp.	2,575	94,245
China Precision Steel Inc.(a)(b)	2,415	5,072
Cliffs Natural Resources Inc.	6,946	492,819
General Steel Holdings Inc.(a)(b)	503	2,067
Gibraltar Industries Inc.(a)	1,709	21,551
Nucor Corp.	18,335	832,042
Olympic Steel Inc.	511	16,684
Reliance Steel & Aluminum Co.	3,618	178,114
Schnitzer Steel Industries Inc. Class A	269	14,131
Steel Dynamics Inc.	12,695	221,782
Sutor Technology Group Ltd.(a)	228	661
United States Steel Corp.	8,439	536,045
Universal Stainless & Alloy Products Inc.(a)	373	8,948

		2,882,772
LEISURE TIME – 0.35%
Brunswick Corp.	4,967	79,323
Callaway Golf Co.	3,574	31,523
Carnival Corp.	13,986	543,776
Harley-Davidson Inc.	13,783	386,889
Interval Leisure Group Inc.(a)	140	2,038
Life Time Fitness Inc.(a)	2,155	60,556
Marine Products Corp.(a)	694	4,164
Multimedia Games Inc.(a)(b)	976	3,806
Royal Caribbean Cruises Ltd.(a)(b)	5,261	173,560
Town Sports International Holdings Inc.(a)	388	1,517
Universal Travel Group(a)	60	595

		1,287,747
LODGING – 0.43%
Boyd Gaming Corp.(a)(b)	3,067	30,302
Choice Hotels International Inc.	1,231	42,851
Gaylord Entertainment Co.(a)(b)	2,371	69,447
Hyatt Hotels Corp. Class A(a)	976	38,025
Las Vegas Sands Corp.(a)(b)	4,235	89,570
Marcus Corp.	932	12,107
Marriott International Inc. Class A	9,302	293,199
MGM MIRAGE(a)	6,160	73,920
Monarch Casino & Resort Inc.(a)	46	393
Morgans Hotel Group Co.(a)	158	1,013
Orient-Express Hotels Ltd. Class A(a)	5,316	75,381
Red Lion Hotels Corp.(a)	1,062	7,668
Starwood Hotels & Resorts Worldwide Inc.	9,185	428,388
Wyndham Worldwide Corp.	5,679	146,121
Wynn Resorts Ltd.	3,932	298,164

		1,606,549
MACHINERY – 1.24%
AGCO Corp.(a)	5,312	190,541
Alamo Group Inc.	383	7,656
Albany International Corp. Class A	1,505	32,403
Altra Holdings Inc.(a)	1,261	17,314
Applied Industrial Technologies Inc.	2,479	61,603
Astec Industries Inc.(a)	1,056	30,582
Bolt Technology Corp.(a)	401	4,535
Briggs & Stratton Corp.	2,889	56,336
Bucyrus International Inc.	3,674	242,447

Cascade Corp.	519	16,717
Caterpillar Inc.	17,579	1,104,840
Cognex Corp.	1,881	34,780
Columbus McKinnon Corp.(a)	1,044	16,568
Cummins Inc.	7,958	492,998
Deere & Co.	18,575	1,104,470
Duoyuan Printing Inc.(a)	347	3,748
DXP Enterprises Inc.(a)	396	5,057
Flow International Corp.(a)	312	939
Gardner Denver Inc.	3,036	133,705
Gorman-Rupp Co. (The)	271	6,894
Graco Inc.	1,907	61,024
Hurco Companies Inc.(a)	402	6,766
IDEX Corp.	1,943	64,313
Intevac Inc.(a)	1,344	18,574
Joy Global Inc.	726	41,092
Kadant Inc.(a)	605	8,718
Lindsay Corp.	42	1,739
Manitowoc Co. Inc. (The)	7,634	99,242
NACCO Industries Inc. Class A	288	21,355
Nordson Corp.	1,308	88,839
Robbins & Myers Inc.	1,431	34,086
Rockwell Automation Inc.	7,501	422,756
Sauer-Danfoss Inc.(a)	404	5,365
Tecumseh Products Co. Class A(a)	1,064	13,055
Terex Corp.(a)	6,279	142,596
Twin Disc Inc.	482	5,890
Zebra Technologies Corp. Class A(a)	258	7,637

		4,607,180
MACHINERY - DIVERSIFIED – 0.00%
Chart Industries Inc.(a)	233	4,660

		4,660
MANUFACTURING – 4.55%
A.O. Smith Corp.	1,255	65,975
Actuant Corp. Class A	2,123	41,505
Acuity Brands Inc.	534	22,540
American Railcar Industries Inc.	697	8,476
Ameron International Corp.	533	33,520
AptarGroup Inc.	4,031	158,620
Barnes Group Inc.	2,710	52,710
Blount International Inc.(a)	1,543	15,985
Carlisle Companies Inc.	2,671	101,765
Ceradyne Inc.(a)	1,442	32,719
CLARCOR Inc.	1,889	65,152
Colfax Corp.(a)	886	10,428
Crane Co.	1,439	51,085
Danaher Corp.	5,673	453,329
Dover Corp.	3,221	150,582
Eastman Kodak Co.(a)	16,012	92,709
Eaton Corp.	9,703	735,196
EnPro Industries Inc.(a)	1,100	31,988
Federal Signal Corp.	2,856	25,733
FreightCar America Inc.	656	15,849
General Electric Co.	620,217	11,287,949
GP Strategies Corp.(a)	353	2,951
Griffon Corp.(a)	2,601	32,408
Harsco Corp.	1,261	40,276
Illinois Tool Works Inc.	26,215	1,241,542
ITT Corp.	9,583	513,745

Koppers Holdings Inc.	448	12,687
Leggett & Platt Inc.	3,294	71,282
Myers Industries Inc.	1,768	18,529
Parker Hannifin Corp.	9,398	608,427
Pentair Inc.	4,043	144,012
Polypore International Inc.(a)	835	14,579
Portec Rail Products Inc.	198	2,301
Roper Industries Inc.	749	43,322
SPX Corp.	2,814	186,624
Standex International Corp.	636	16,390
Sturm, Ruger & Co. Inc.	72	863
Teleflex Inc.	1,365	87,456
Textron Inc.	15,662	332,504
Tredegar Corp.	1,828	31,222
Trinity Industries Inc.	4,648	92,774

		16,947,709
MEDIA – 4.53%
Belo Corp. Class A	5,126	34,959
Cablevision NY Group Class A	13,803	333,204
CBS Corp. Class B NVS	35,508	494,982
Central European Media Enterprises Ltd. Class A(a)(b)	2,002	58,679
Comcast Corp. Class A	155,725	2,930,745
Courier Corp.	638	10,533
Crown Media Holdings Inc. Class A(a)(b)	508	975
DIRECTV Class A(a)	30,423	1,028,602
Discovery Communications Inc. Series C(a)	1,175	34,557
DISH Network Corp. Class A	11,762	244,885
E.W. Scripps Co. (The) Class A(a)	1,706	14,416
Fisher Communications Inc.(a)	420	5,922
Gannett Co. Inc.	13,584	224,408
Journal Communications Inc. Class A(a)	2,814	11,819
Liberty Global Inc. Series A(a)	15,670	456,937
Liberty Media Corp. - Liberty Capital Group Series A(a)	4,615	167,848
Liberty Media Corp. - Liberty Starz Group Series A(a)	3,071	167,922
Lin TV Corp. Class A(a)	1,825	10,494
LodgeNet Interactive Corp.(a)	387	2,697
Martha Stewart Living Omnimedia Inc. Class A(a)	182	1,016
Mediacom Communications Corp. Class A(a)	1,533	9,121
Meredith Corp.(b)	2,027	69,749
New York Times Co. (The) Class A(a)	5,791	64,454
News Corp. Class A NVS	133,112	1,918,144
Outdoor Channel Holdings Inc.(a)	978	6,445
PRIMEDIA Inc.	1,536	5,284
Scholastic Corp.	1,256	35,168
Scripps Networks Interactive Inc. Class A	2,127	94,332
Sinclair Broadcast Group Inc. Class A(a)	2,308	11,725
Time Warner Cable Inc.	20,680	1,102,451
Time Warner Inc.	70,029	2,189,807
Viacom Inc. Class B NVS(a)	31,694	1,089,640
Walt Disney Co. (The)	110,870	3,870,472
Washington Post Co. (The) Class B	364	161,682
World Wrestling Entertainment Inc.	354	6,124

		16,870,198
METAL FABRICATE & HARDWARE – 0.16%
A.M. Castle & Co.(a)	1,010	13,211
Ampco-Pittsburgh Corp.	201	4,989
CIRCOR International Inc.	977	32,446
Commercial Metals Co.	6,734	101,414
Eastern Co. (The)	302	4,089

Hawk Corp. Class A(a)	337	6,572
Haynes International Inc.	740	26,292
Kaydon Corp.	1,964	73,846
L.B. Foster Co. Class A(a)	668	19,299
Ladish Co. Inc.(a)	902	18,184
Lawson Products Inc.	289	4,471
Mueller Industries Inc.	2,113	56,607
Mueller Water Products Inc. Class A	9,031	43,168
North American Galvanizing & Coatings Inc.(a)	214	1,190
Northwest Pipe Co.(a)	605	13,219
RBC Bearings Inc.(a)	65	2,072
Sun Hydraulics Corp.(b)	381	9,898
Timken Co. (The)	5,741	172,287
TriMas Corp.(a)	146	948
Worthington Industries Inc.	310	5,360

		609,562
MINING – 0.63%
Alcoa Inc.	30,370	432,469
Allied Nevada Gold Corp.(a)	309	5,120
AMCOL International Corp.	1,050	28,560
Brush Engineered Materials Inc.(a)	1,257	28,370
Century Aluminum Co.(a)	3,314	45,601
Coeur d’Alene Mines Corp.(a)	4,781	71,619
Compass Minerals International Inc.	875	70,201
Freeport-McMoRan Copper & Gold Inc.	9,483	792,210
General Moly Inc.(a)(b)	3,418	11,348
Hecla Mining Co.(a)	14,049	76,848
Horsehead Holding Corp.(a)	2,557	30,275
Kaiser Aluminum Corp.	873	33,672
Paramount Gold and Silver Corp.(a)	624	867
Royal Gold Inc.	1,821	84,148
RTI International Metals Inc.(a)	1,770	53,684
Southern Copper Corp.	2,742	86,839
Stillwater Mining Co.(a)	1,895	24,597
Titanium Metals Corp.(a)	4,994	82,850
United States Lime & Minerals Inc.(a)	48	1,856
Uranerz Energy Corp.(a)	476	885
Uranium Energy Corp.(a)	143	460
US Gold Corp.(a)	4,382	11,831
USEC Inc.(a)(b)	6,557	37,834
Vulcan Materials Co.(b)	7,247	342,348

		2,354,492
MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,569	27,520
STR Holdings Inc.(a)	258	6,063

		33,583
OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	12,134	296,676
Xerox Corp.	60,848	593,268

		889,944
OFFICE FURNISHINGS – 0.01%
HNI Corp.	729	19,413
Steelcase Inc. Class A	4,418	28,584

		47,997
OIL & GAS – 13.68%
Alon USA Energy Inc.	232	1,682

Anadarko Petroleum Corp.	29,207	2,127,146
Apache Corp.	19,604	1,989,806
Approach Resources Inc.(a)	661	6,002
Atlas Energy Inc.(a)	2,068	64,356
ATP Oil & Gas Corp.(a)(b)	1,879	35,344
Atwood Oceanics Inc.(a)	450	15,584
Berry Petroleum Co. Class A	2,981	83,945
Bill Barrett Corp.(a)	2,271	69,742
BPZ Resources Inc.(a)	840	6,174
Brigham Exploration Co.(a)	2,619	41,773
Bronco Drilling Co. Inc.(a)	1,529	7,186
Cabot Oil & Gas Corp.	6,067	223,266
Cheniere Energy Inc.(a)	2,186	6,755
Chesapeake Energy Corp.	36,513	863,167
Chevron Corp.	117,410	8,903,200
Cimarex Energy Co.	4,888	290,249
Clayton Williams Energy Inc.(a)	307	10,739
Cobalt International Energy Inc.(a)	2,698	36,693
Comstock Resources Inc.(a)	2,535	80,613
Concho Resources Inc.(a)	4,787	241,073
ConocoPhillips	86,768	4,439,919
Contango Oil & Gas Co.(a)	42	2,148
Continental Resources Inc.(a)	918	39,061
CREDO Petroleum Corp.(a)	77	762
Crosstex Energy Inc.(a)	2,186	18,996
Cubic Energy Inc.(a)(b)	1,099	1,165
CVR Energy Inc.(a)	1,147	10,036
Delek US Holdings Inc.	844	6,144
Delta Petroleum Corp.(a)	4,510	6,359
Denbury Resources Inc.(a)	23,267	392,514
Devon Energy Corp.	26,033	1,677,306
Endeavour International Corp.(a)	390	495
EOG Resources Inc.	14,628	1,359,526
EXCO Resources Inc.	977	17,957
Exxon Mobil Corp.	212,064	14,204,047
Forest Oil Corp.(a)	4,223	109,038
Frontier Oil Corp.	1,268	17,118
GeoResources Inc.(a)	443	6,765
GMX Resources Inc.(a)	791	6,502
Goodrich Petroleum Corp.(a)	1,432	22,396
Gran Tierra Energy Inc.(a)	11,911	70,275
Gulfport Energy Corp.(a)	89	1,000
Harvest Natural Resources Inc.(a)	1,687	12,703
Helmerich & Payne Inc.	4,233	161,193
Hess Corp.	17,047	1,066,290
Marathon Oil Corp.	41,356	1,308,504
Mariner Energy Inc.(a)	585	8,757
Murphy Oil Corp.	11,168	627,530
Nabors Industries Ltd.(a)	16,656	326,957
Newfield Exploration Co.(a)	7,689	400,212
Noble Energy Inc.	10,157	741,461
Occidental Petroleum Corp.	47,472	4,013,283
Oilsands Quest Inc.(a)(b)	14,384	10,633
Parker Drilling Co.(a)	6,740	33,228
Patterson-UTI Energy Inc.	7,772	108,575
Penn Virginia Corp.	2,657	65,097
PetroCorp Inc. Escrow(d)	190	0
Petroleum Development Corp.(a)	1,133	26,252
PetroQuest Energy Inc.(a)	2,793	14,049
Pioneer Drilling Co.(a)	2,207	15,537
Pioneer Natural Resources Co.	6,694	377,006

Plains Exploration & Production Co.(a)	3,766	112,942
Pride International Inc.(a)	5,505	165,756
Range Resources Corp.	7,875	369,101
Rex Energy Corp.(a)	414	4,715
Rosetta Resources Inc.(a)	3,158	74,371
Rowan Companies Inc.(a)	5,533	161,066
SandRidge Energy Inc.(a)(b)	8,224	63,325
Seahawk Drilling Inc.(a)	357	6,729
St. Mary Land & Exploration Co.	2,769	96,389
Stone Energy Corp.(a)	2,558	45,405
Sunoco Inc.	6,717	199,562
Swift Energy Co.(a)	2,177	66,921
Tesoro Corp.	4,911	68,263
Toreador Resources Corp.(a)	76	622
Unit Corp.(a)	2,412	101,979
VAALCO Energy Inc.	2,875	14,203
Valero Energy Corp.	32,939	648,898
Vantage Drilling Co.(a)	4,189	6,200
Venoco Inc.(a)	610	7,826
W&T Offshore Inc.	103	865
Warren Resources Inc.(a)	1,881	4,740
Western Refining Inc.(a)(b)	2,557	14,064
Whiting Petroleum Corp.(a)	2,935	237,265
XTO Energy Inc.	33,945	1,601,525

		50,904,023
OIL & GAS SERVICES – 2.03%
Allis-Chalmers Energy Inc.(a)	3,813	13,498
Baker Hughes Inc.	18,162	850,708
Basic Energy Services Inc.(a)	1,223	9,429
BJ Services Co.	17,171	367,459
Boots & Coots Inc.(a)(b)	4,003	9,727
Cal Dive International Inc.(a)	1,985	14,550
Cameron International Corp.(a)	1,118	47,917
CARBO Ceramics Inc.	94	5,860
Complete Production Services Inc.(a)	3,488	40,286
Dawson Geophysical Co.(a)	430	12,573
Exterran Holdings Inc.(a)	2,003	48,413
Geokinetics Inc.(a)	141	1,017
Global Industries Ltd.(a)	5,810	37,300
Gulf Island Fabrication Inc.	623	13,550
Halliburton Co.	52,531	1,582,759
Helix Energy Solutions Group Inc.(a)	6,269	81,685
Hercules Offshore Inc.(a)	6,104	26,308
Hornbeck Offshore Services Inc.(a)	1,434	26,629
ION Geophysical Corp.(a)	6,185	30,430
Key Energy Services Inc.(a)	7,263	69,362
Lufkin Industries Inc.	101	7,994
Matrix Service Co.(a)	1,020	10,975
National Oilwell Varco Inc.	24,541	995,874
Natural Gas Services Group Inc.(a)	584	9,268
Newpark Resources Inc.(a)	5,530	29,033
Oil States International Inc.(a)	2,930	132,846
Schlumberger Ltd.	38,255	2,427,662
SEACOR Holdings Inc.(a)	1,330	107,278
Smith International Inc.	5,923	253,623
Superior Energy Services Inc.(a)	4,624	97,196
Superior Well Services Inc.(a)(b)	1,040	13,915
T-3 Energy Services Inc.(a)	685	16,824
Tetra Technologies Inc.(a)	1,969	24,061
TGC Industries Inc.(a)	181	731

Tidewater Inc.	3,050	144,174
Union Drilling Inc.(a)	632	3,893

		7,564,807
PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	23	598
Astronics Corp.(a)	95	932
Ball Corp.	1,972	105,265
Bemis Co. Inc.	6,381	183,262
BWAY Holding Co.(a)	390	7,839
Graham Packaging Co. Inc.(a)	576	7,229
Graphic Packaging Holding Co.(a)	6,173	22,285
Greif Inc. Class A	1,970	108,192
Owens-Illinois Inc.(a)	1,865	66,282
Packaging Corp. of America	5,464	134,469
Pactiv Corp.(a)	1,434	36,108
Sealed Air Corp.	9,274	195,496
Silgan Holdings Inc.	790	47,582
Sonoco Products Co.	5,828	179,444

		1,094,983
PHARMACEUTICALS – 4.62%
Adolor Corp.(a)	1,279	2,302
AmerisourceBergen Corp.	2,069	59,835
Biodel Inc.(a)	60	256
Bristol-Myers Squibb Co.	44,566	1,189,912
Caraco Pharmaceutical Laboratories Ltd.(a)	389	2,330
Cardinal Health Inc.	21,158	762,323
Cumberland Pharmaceuticals Inc.(a)	90	948
Eli Lilly and Co.	28,316	1,025,606
Endo Pharmaceuticals Holdings Inc.(a)	6,963	164,953
Forest Laboratories Inc.(a)	17,693	554,852
Hi-Tech Pharmacal Co. Inc.(a)	375	8,303
Infinity Pharmaceuticals Inc.(a)	584	3,562
Ironwood Pharmaceuticals Inc.(a)	214	2,893
King Pharmaceuticals Inc.(a)	14,298	168,144
K-V Pharmaceutical Co. Class A(a)	1,067	1,878
Mannatech Inc.	807	2,695
Mead Johnson Nutrition Co. Class A	5,998	312,076
Medicines Co. (The)(a)	808	6,335
Medicis Pharmaceutical Corp. Class A	3,022	76,034
Merck & Co. Inc.	109,481	4,089,115
Mylan Inc.(a)	5,205	118,206
Myriad Pharmaceuticals Inc.(a)	109	493
Nabi Biopharmaceuticals(a)	842	4,606
NBTY Inc.(a)	989	47,452
Nutraceutical International Corp.(a)	513	7,664
Omega Protein Corp.(a)	1,132	6,509
Omnicare Inc.	4,101	116,017
Par Pharmaceutical Companies Inc.(a)	2,115	52,452
Pfizer Inc.	472,147	8,097,321
Progenics Pharmaceuticals Inc.(a)	391	2,084
Schiff Nutrition International Inc.	530	4,335
ViroPharma Inc.(a)	3,707	50,526
Watson Pharmaceuticals Inc.(a)	6,185	258,347

		17,200,364
PIPELINES – 0.78%
El Paso Corp.	29,875	323,845
National Fuel Gas Co.	4,144	209,479
ONEOK Inc.	6,098	278,374

Questar Corp.	10,106	436,579
Spectra Energy Corp.	37,802	851,679
Williams Companies Inc. (The)	33,999	785,377

		2,885,333
REAL ESTATE – 0.12%
American Realty Investors Inc.(a)	151	1,623
Avatar Holdings Inc.(a)	397	8,631
Consolidated-Tomoka Land Co.	302	9,516
Forest City Enterprises Inc. Class A(a)	6,425	92,584
Forestar Group Inc.(a)	2,016	38,062
Government Properties Income Trust	911	23,695
Hilltop Holdings Inc.(a)	2,371	27,859
Jones Lang LaSalle Inc.	2,465	179,674
Resource Capital Corp.	1,501	10,147
Starwood Property Trust Inc.	2,475	47,768
Terreno Realty Corp.(a)	468	9,234
Transcontinental Realty Investors Inc.(a)	81	1,014
United Capital Corp.(a)	116	2,752

		452,559
REAL ESTATE INVESTMENT TRUSTS – 3.55%
Acadia Realty Trust	1,754	31,326
Agree Realty Corp.	350	8,001
Alexander’s Inc.(a)	46	13,760
Alexandria Real Estate Equities Inc.	2,037	137,701
AMB Property Corp.	8,586	233,883
American Campus Communities Inc.	3,022	83,589
American Capital Agency Corp.	942	24,115
Annaly Capital Management Inc.	31,979	549,399
Anworth Mortgage Asset Corp.	6,990	47,113
Apartment Investment and Management Co. Class A	6,907	127,158
Apollo Commercial Real Estate Finance Inc.	539	9,707
Ashford Hospitality Trust Inc.(a)(b)	2,918	20,922
Associated Estates Realty Corp.	824	11,363
AvalonBay Communities Inc.	4,661	402,477
BioMed Realty Trust Inc.	5,651	93,468
Boston Properties Inc.	8,134	613,629
Brandywine Realty Trust	7,571	92,442
BRE Properties Inc. Class A	3,250	116,188
Camden Property Trust	3,955	164,647
CapLease Inc.	2,943	16,334
Capstead Mortgage Corp.	4,045	48,378
CBL & Associates Properties Inc.	8,138	111,491
Cedar Shopping Centers Inc.	2,361	18,676
Chesapeake Lodging Trust	401	7,807
Chimera Investment Corp.	39,859	155,052
Cogdell Spencer Inc.	1,655	12,247
Colonial Properties Trust	3,915	50,425
Colony Financial Inc.	777	15,540
Corporate Office Properties Trust	3,401	136,482
Cousins Properties Inc.	4,359	36,223
CreXus Investment Corp.	733	9,800
Cypress Sharpridge Investments Inc.	884	11,828
DCT Industrial Trust Inc.	11,924	62,363
Developers Diversified Realty Corp.	12,085	147,074
DiamondRock Hospitality Co.(a)	7,065	71,427
Douglas Emmett Inc.	7,239	111,263
Duke Realty Corp.	13,073	162,105
DuPont Fabros Technology Inc.	775	16,732
Dynex Capital Inc.	563	5,067

EastGroup Properties Inc.	590	22,267
Education Realty Trust Inc.	3,302	18,953
Entertainment Properties Trust	2,483	102,126
Equity Lifestyle Properties Inc.	558	30,065
Equity One Inc.	1,948	36,798
Equity Residential	16,078	629,454
Essex Property Trust Inc.	1,712	153,994
Extra Space Storage Inc.	5,269	66,811
Federal Realty Investment Trust	2,996	218,139
FelCor Lodging Trust Inc.(a)	3,861	22,008
First Industrial Realty Trust Inc.(a)	3,193	24,778
First Potomac Realty Trust	2,215	33,291
Franklin Street Properties Corp.	3,939	56,840
Getty Realty Corp.	628	14,695
Gladstone Commercial Corp.	448	6,474
Glimcher Realty Trust	3,630	18,404
Gramercy Capital Corp.(a)	2,373	6,621
Hatteras Financial Corp.	2,133	54,967
HCP Inc.	10,588	349,404
Health Care REIT Inc.	3,492	157,943
Healthcare Realty Trust Inc.	3,416	79,559
Hersha Hospitality Trust	5,754	29,806
Highwoods Properties Inc.	4,201	133,298
Home Properties Inc.	2,051	95,987
Hospitality Properties Trust	7,208	172,632
Host Hotels & Resorts Inc.	38,257	560,465
HRPT Properties Trust	15,132	117,727
Inland Real Estate Corp.	4,062	37,167
Invesco Mortgage Capital Inc.	914	21,022
Investors Real Estate Trust	4,082	36,820
iStar Financial Inc.(a)	5,254	24,116
Kilroy Realty Corp.	2,524	77,840
Kimco Realty Corp.	23,874	373,389
Kite Realty Group Trust	2,603	12,312
LaSalle Hotel Properties	3,767	87,771
Lexington Realty Trust	5,983	38,949
Liberty Property Trust	6,569	222,952
LTC Properties Inc.	1,221	33,040
Macerich Co. (The)	5,796	222,045
Mack-Cali Realty Corp.	4,645	163,736
Medical Properties Trust Inc.	4,510	47,265
MFA Financial Inc.	16,546	121,779
Mid-America Apartment Communities Inc.	832	43,089
Mission West Properties Inc.	1,340	9,219
Monmouth Real Estate Investment Corp. Class A	1,217	10,235
National Health Investors Inc.	1,467	56,861
National Retail Properties Inc.	4,640	105,931
Nationwide Health Properties Inc.	1,663	58,454
NorthStar Realty Finance Corp.	3,572	15,038
Omega Healthcare Investors Inc.	4,024	78,428
Parkway Properties Inc.	1,363	25,597
Pebblebrook Hotel Trust(a)	1,006	21,156
Pennsylvania Real Estate Investment Trust	2,287	28,519
Piedmont Office Realty Trust Inc. Class A	2,642	52,444
Post Properties Inc.	2,654	58,441
ProLogis	27,464	362,525
PS Business Parks Inc.	698	37,273
RAIT Financial Trust(a)	3,709	7,344
Ramco-Gershenson Properties Trust	1,516	17,070
Realty Income Corp.(b)	6,092	186,963
Redwood Trust Inc.	4,103	63,268

Regency Centers Corp.	5,292	198,291
Saul Centers Inc.	84	3,478
Senior Housing Properties Trust	7,487	165,837
Simon Property Group Inc.	8,132	682,275
SL Green Realty Corp.(b)	4,433	253,878
Sovran Self Storage Inc.	1,630	56,822
Strategic Hotels & Resorts Inc.(a)	4,577	19,452
Sun Communities Inc.	917	23,108
Sunstone Hotel Investors Inc.(a)	5,832	65,143
Tanger Factory Outlet Centers Inc.	1,132	48,857
Taubman Centers Inc.	3,144	125,508
UDR Inc.	8,736	154,103
UMH Properties Inc.	402	3,284
Universal Health Realty Income Trust	312	11,026
Urstadt Biddle Properties Inc. Class A	1,269	20,063
U-Store-It Trust	4,581	32,983
Ventas Inc.	9,216	437,576
Vornado Realty Trust	9,030	683,571
Walter Investment Management Corp.	1,381	22,096
Washington Real Estate Investment Trust	3,057	93,391
Weingarten Realty Investors	6,230	134,319
Winthrop Realty Trust	1,096	13,196

		13,207,023
RETAIL – 2.98%
Abercrombie & Fitch Co. Class A	2,611	119,166
AFC Enterprises Inc.(a)	1,441	15,462
America’s Car-Mart Inc.(a)	237	5,716
AnnTaylor Stores Corp.(a)	3,394	70,256
Asbury Automotive Group Inc.(a)	1,766	23,488
AutoNation Inc.(a)	3,939	71,217
Barnes & Noble Inc.	1,763	38,116
Benihana Inc. Class A(a)	418	2,717
Big Lots Inc.(a)	4,349	158,391
BJ’s Wholesale Club Inc.(a)	2,703	99,984
Bob Evans Farms Inc.	1,756	54,278
Books-A-Million Inc.	377	2,729
Borders Group Inc.(a)(b)	3,249	5,588
Brown Shoe Co. Inc.	2,598	40,217
Buckle Inc. (The)	139	5,110
Build-A-Bear Workshop Inc.(a)	1,019	7,255
Cabela’s Inc.(a)	2,261	39,545
CarMax Inc.(a)	3,766	94,602
Casey’s General Stores Inc.	1,181	37,083
Cash America International Inc.	1,725	68,103
Charming Shoppes Inc.(a)	6,037	32,962
Chico’s FAS Inc.	659	9,503
Christopher & Banks Corp.	1,740	13,920
Coldwater Creek Inc.(a)	863	5,989
Collective Brands Inc.(a)	2,167	49,278
Conn’s Inc.(a)(b)	508	3,978
Cracker Barrel Old Country Store Inc.	277	12,847
CVS Caremark Corp.	59,209	2,164,681
Dillard’s Inc. Class A(b)	3,017	71,201
Dollar General Corp.(a)	661	16,690
Domino’s Pizza Inc.(a)	1,814	24,743
Dress Barn Inc.(a)	2,547	66,630
DSW Inc. Class A(a)	696	17,769
Einstein Noah Restaurant Group Inc.(a)	141	1,713
Finish Line Inc. (The) Class A	1,153	18,817
Foot Locker Inc.	5,201	78,223

Fred’s Inc. Class A	1,679	20,114
Frisch’s Restaurants Inc.	114	2,519
GameStop Corp. Class A(a)	1,155	25,306
Gap Inc. (The)	3,349	77,395
Genesco Inc.(a)	1,392	43,166
Group 1 Automotive Inc.(a)	1,312	41,800
Haverty Furniture Companies Inc.	885	14,443
Home Depot Inc. (The)	92,680	2,998,198
Hot Topic Inc.(a)	1,058	6,877
J.C. Penney Co. Inc.	12,935	416,119
Jo-Ann Stores Inc.(a)	989	41,518
Kenneth Cole Productions Inc. Class A(a)	326	4,176
Kohl’s Corp.(a)	1,153	63,161
Landry’s Restaurants Inc.(a)	421	7,544
Limited Brands Inc.	5,190	127,778
Lithia Motors Inc. Class A(a)	1,369	8,762
Lowe’s Companies Inc.	59,116	1,432,972
Luby’s Inc.(a)(b)	1,333	5,252
Macy’s Inc.	24,518	533,757
McCormick & Schmick’s Seafood Restaurants Inc.(a)	664	6,686
Men’s Wearhouse Inc. (The)	2,854	68,325
Movado Group Inc.(a)	938	10,581
New York & Co. Inc.(a)	1,196	5,729
99 Cents Only Stores(a)	333	5,428
O’Charley’s Inc.(a)	1,160	10,370
Office Depot Inc.(a)	13,452	107,347
OfficeMax Inc.(a)	1,261	20,706
Pacific Sunwear of California Inc.(a)	3,663	19,451
Pantry Inc. (The)(a)	1,092	13,639
Papa John’s International Inc.(a)	310	7,970
PC Connection Inc.(a)	506	3,137
PC Mall Inc.(a)	628	3,178
Penske Automotive Group Inc.(a)	1,449	20,895
Pep Boys - Manny, Moe & Jack (The)	2,838	28,522
Pier 1 Imports Inc.(a)	6,714	42,768
RadioShack Corp.	6,206	140,442
Red Robin Gourmet Burgers Inc.(a)	656	16,033
Regis Corp.	3,381	63,157
Retail Ventures Inc.(a)	1,689	16,062
Rex Stores Corp.(a)	542	8,780
Rite Aid Corp.(a)(b)	35,363	53,045
Ruby Tuesday Inc.(a)	3,799	40,155
rue21 Inc.(a)	223	7,731
Rush Enterprises Inc. Class A(a)	1,480	19,551
Ruth’s Hospitality Group Inc.(a)	543	2,878
Saks Inc.(a)	7,143	61,430
Sally Beauty Holdings Inc.(a)	4,078	36,376
School Specialty Inc.(a)	727	16,510
Sears Holdings Corp.(a)(b)	2,926	317,266
Shoe Carnival Inc.(a)	452	10,333
Signet Jewelers Ltd.(a)	5,033	162,767
Sonic Automotive Inc.(a)	1,438	15,818
Sonic Corp.(a)	140	1,547
Sport Supply Group Inc.	399	5,363
Stage Stores Inc.	2,250	34,628
Steak n Shake Co. (The)(a)	69	26,308
Stein Mart Inc.(a)	97	876
Susser Holdings Corp.(a)	483	4,081
Syms Corp.(a)	420	4,183
Systemax Inc.	306	6,652
Talbots Inc. (The)(a)(b)	530	6,869

Tiffany & Co.	591	28,067
Titan Machinery Inc.(a)	58	794
Tuesday Morning Corp.(a)	2,029	13,371
Vitamin Shoppe Inc.(a)	298	6,690
Wendy's/Arby’s Group Inc. Class A	11,420	57,100
West Marine Inc.(a)	738	8,007
Williams-Sonoma Inc.	3,373	88,676
Zale Corp.(a)(b)	1,110	3,041
Zumiez Inc.(a)	79	1,619

		11,079,762
SAVINGS & LOANS – 0.51%
Abington Bancorp Inc.	1,507	11,905
Astoria Financial Corp.	5,163	74,864
BankFinancial Corp.	1,249	11,453
Beneficial Mutual Bancorp Inc.(a)	1,913	18,135
Berkshire Hills Bancorp Inc.	723	13,253
Brookline Bancorp Inc.	2,673	28,441
Brooklyn Federal Bancorp Inc.	216	1,814
Cape Bancorp Inc.(a)	604	4,874
Cheviot Financial Corp.	136	1,254
Chicopee Bancorp Inc.(a)	333	4,229
Clifton Savings Bancorp Inc.	390	3,615
Danvers Bancorp Inc.	1,301	17,993
Dime Community Bancshares Inc.	1,485	18,756
ESB Financial Corp.	491	6,329
ESSA Bancorp Inc.	1,050	13,167
First Defiance Financial Corp.	416	4,210
First Financial Holdings Inc.	799	12,033
First Financial Northwest Inc.	833	5,689
First Niagara Financial Group Inc.	11,130	158,269
Flagstar Bancorp Inc.(a)	2,222	1,333
Flushing Financial Corp.	1,852	23,446
Fox Chase Bancorp Inc.(a)	382	4,129
Heritage Financial Group	95	1,148
Home Bancorp Inc.(a)	456	6,384
Home Federal Bancorp Inc.	913	13,248
Hudson City Bancorp Inc.	12,171	172,341
Investors Bancorp Inc.(a)	2,576	34,003
Kearny Financial Corp.	998	10,409
Kentucky First Federal Bancorp(b)	150	1,574
Legacy Bancorp Inc.	393	3,730
Meridian Interstate Bancorp Inc.(a)(b)	644	6,698
NASB Financial Inc.	257	5,942
New York Community Bancorp Inc.	24,599	406,867
NewAlliance Bancshares Inc.	6,278	79,228
Northeast Community Bancorp Inc.(b)	495	3,559
Northwest Bancshares Inc.	2,294	26,932
OceanFirst Financial Corp.	1,021	11,599
Oritani Financial Corp.	154	2,475
People’s United Financial Inc.	21,856	341,828
Provident Financial Services Inc.	3,675	43,733
Provident New York Bancorp	1,907	18,078
Prudential Bancorp Inc. of Pennsylvania	46	388
Rockville Financial Inc.	606	7,387
Roma Financial Corp.	430	5,392
Territorial Bancorp Inc.	639	12,160
TFS Financial Corp.	4,391	58,620
United Financial Bancorp Inc.	758	10,597
Washington Federal Inc.	6,588	133,868
Waterstone Financial Inc.(a)	606	2,194

Westfield Financial Inc.	1,944	17,865
WSFS Financial Corp.	332	12,948

		1,890,386
SEMICONDUCTORS – 1.68%
Actel Corp.(a)	1,069	14,806
Advanced Micro Devices Inc.(a)	15,052	139,532
ANADIGICS Inc.(a)	754	3,664
Applied Materials Inc.	78,015	1,051,642
Atmel Corp.(a)	26,737	134,487
ATMI Inc.(a)	1,260	24,331
Brooks Automation Inc.(a)	3,551	31,320
Cabot Microelectronics Corp.(a)	1,221	46,190
CEVA Inc.(a)	327	3,813
Cohu Inc.	1,319	18,163
Cypress Semiconductor Corp.(a)	680	7,820
DSP Group Inc.(a)	1,443	12,020
EMCORE Corp.(a)(b)	3,766	4,557
Emulex Corp.(a)	378	5,020
Entegris Inc.(a)	7,769	39,156
Exar Corp.(a)	2,153	15,179
Fairchild Semiconductor International Inc.(a)	7,138	76,020
FormFactor Inc.(a)	170	3,019
GSI Technology Inc.(a)	1,292	6,021
Integrated Device Technology Inc.(a)	7,632	46,784
Intel Corp.	125,268	2,788,466
International Rectifier Corp.(a)	2,386	54,639
Intersil Corp. Class A	3,677	54,273
IXYS Corp.(a)	327	2,793
KLA-Tencor Corp.	9,998	309,138
Lattice Semiconductor Corp.(a)	5,936	21,785
LSI Corp.(a)	37,943	232,211
Marvell Technology Group Ltd.(a)	3,009	61,323
Maxim Integrated Products Inc.	2,882	55,882
Micrel Inc.	1,480	15,777
Microchip Technology Inc.	921	25,935
Micron Technology Inc.(a)	41,062	426,634
Microtune Inc.(a)	1,224	3,342
MKS Instruments Inc.(a)	2,853	55,890
Novellus Systems Inc.(a)	2,308	57,700
OmniVision Technologies Inc.(a)	3,065	52,657
Pericom Semiconductor Corp.(a)	1,410	15,101
Photronics Inc.(a)	2,838	14,445
PMC-Sierra Inc.(a)	13,229	118,003
Rovi Corp.(a)	1,866	69,285
Rudolph Technologies Inc.(a)	915	7,842
Silicon Image Inc.(a)	4,048	12,225
Standard Microsystems Corp.(a)	925	21,534
Techwell Inc.(a)	76	1,421
TriQuint Semiconductor Inc.(a)	3,831	26,817
Veeco Instruments Inc.(a)	980	42,630
Virage Logic Corp.(a)	1,085	8,528
White Electronic Designs Corp.(a)	1,163	8,141
Zoran Corp.(a)	759	8,167

		6,256,128
SHIPBUILDING – 0.00%
Todd Shipyards Corp.(b)	293	4,814

		4,814

SOFTWARE – 0.36%
Activision Blizzard Inc.	13,913	167,791
Acxiom Corp.(a)	735	13,186
American Reprographics Co.(a)	247	2,216
American Software Inc. Class A	170	988
AMICAS Inc.(a)	519	3,124
Autodesk Inc.(a)	4,365	128,418
Avid Technology Inc.(a)	1,349	18,589
Broadridge Financial Solutions Inc.	3,121	66,727
CA Inc.	5,364	125,893
Callidus Software Inc.(a)	726	2,635
Compuware Corp.(a)	13,461	113,072
CSG Systems International Inc.(a)	672	14,085
Deltek Inc.(a)	185	1,413
Digi International Inc.(a)	953	10,140
DivX Inc.(a)	856	6,129
Double-Take Software Inc.(a)	88	784
Emdeon Inc. Class A(a)	411	6,790
Epicor Software Corp.(a)	2,744	26,233
Fair Isaac Corp.	2,964	75,108
Fidelity National Information Services Inc.	7,441	174,417
Global Defense Technology & Systems Inc.(a)	140	1,876
infoGROUP Inc.(a)	931	7,262
InnerWorkings Inc.(a)	252	1,310
JDA Software Group Inc.(a)	453	12,602
Lawson Software Inc.(a)	4,699	31,060
ManTech International Corp. Class A(a)	240	11,719
Medidata Solutions Inc.(a)	76	1,155
MoneyGram International Inc.(a)	713	2,717
Monotype Imaging Holdings Inc.(a)	1,146	11,151
Novell Inc.(a)	10,910	65,351
Nuance Communications Inc.(a)	1,108	18,437
Omnicell Inc.(a)	269	3,774
Pervasive Software Inc.(a)	790	3,997
Quest Software Inc.(a)	3,261	58,013
Schawk Inc.	885	16,045
SeaChange International Inc.(a)	919	6,598
Synchronoss Technologies Inc.(a)	140	2,712
SYNNEX Corp.(a)	915	27,047
Take-Two Interactive Software Inc.(a)	4,075	40,139
THQ Inc.(a)	1,263	8,854
Total System Services Inc.	2,638	41,311
Trident Microsystems Inc.(a)	4,022	6,998

		1,337,866
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,510	23,390

		23,390
TELECOMMUNICATIONS – 5.47%
Adaptec Inc.(a)	6,615	21,631
ADC Telecommunications Inc.(a)	4,651	33,999
ADTRAN Inc.	733	19,315
Airvana Inc.(a)	884	6,771
Amdocs Ltd.(a)	9,734	293,091
Anaren Inc.(a)	100	1,424
Anixter International Inc.(a)	1,515	70,978
ARRIS Group Inc.(a)	1,821	21,870
AT&T Inc.	345,552	8,929,064
Atlantic Tele-Network Inc.	515	23,139
Aviat Networks Inc.(a)	3,720	24,664
Black Box Corp.	1,065	32,759

CenturyTel Inc.	17,369	615,905
Ciena Corp.(a)(b)	4,746	72,329
Cincinnati Bell Inc.(a)	10,525	35,890
Clearwire Corp. Class A(a)(b)	3,659	26,162
CommScope Inc.(a)	5,533	155,035
Communications Systems Inc.	469	6,064
Consolidated Communications Holdings Inc.	532	10,087
Corning Inc.	13,292	268,631
CPI International Inc.(a)	178	2,360
Crown Castle International Corp.(a)	10,832	414,107
EchoStar Corp. Class A(a)	2,186	44,332
EMS Technologies Inc.(a)	159	2,639
Extreme Networks Inc.(a)	5,891	18,085
Frontier Communications Corp.(b)	10,564	78,596
General Communication Inc. Class A(a)	1,075	6,203
GeoEye Inc.(a)	55	1,623
Global Crossing Ltd.(a)	243	3,681
Globecomm Systems Inc.(a)	1,108	8,521
Harmonic Inc.(a)	1,345	8,487
Harris Corp.	1,689	80,211
Iowa Telecommunications Services Inc.	1,722	28,757
JDS Uniphase Corp.(a)	5,631	70,556
Knology Inc.(a)	1,161	15,604
KVH Industries Inc.(a)	47	620
Leap Wireless International Inc.(a)	817	13,366
Level 3 Communications Inc.(a)	96,761	156,753
LogMeIn Inc.(a)	118	2,441
MasTec Inc.(a)	862	10,870
Motorola Inc.(a)	125,146	878,525
NETGEAR Inc.(a)	1,523	39,750
Network Equipment Technologies Inc.(a)	1,097	6,044
Newport Corp.(a)	1,932	24,150
NII Holdings Inc.(a)	9,226	384,355
Oplink Communications Inc.(a)	333	6,174
Opnext Inc.(a)	2,000	4,720
Plantronics Inc.	346	10,823
Polycom Inc.(a)	2,987	91,342
Powerwave Technologies Inc.(a)	7,767	9,709
Preformed Line Products Co.	14	534
Premiere Global Services Inc.(a)	1,024	8,458
Qwest Communications International Inc.	85,522	446,425
RF Micro Devices Inc.(a)	1,192	5,936
Sonus Networks Inc.(a)	11,799	30,795
Sprint Nextel Corp.(a)	167,226	635,459
SureWest Communications(a)	768	6,597
Sycamore Networks Inc.	1,176	23,649
Symmetricom Inc.(a)	2,902	16,919
Syniverse Holdings Inc.(a)	697	13,571
Tekelec(a)	2,650	48,124
Telephone and Data Systems Inc.	5,025	170,096
Tellabs Inc.	23,110	174,943
3Com Corp.(a)	4,201	32,306
United States Cellular Corp.(a)	906	37,490
USA Mobility Inc.	137	1,736
UTStarcom Inc.(a)	6,447	17,987
Verizon Communications Inc.	166,362	5,160,549
Virgin Media Inc.	16,890	291,521
Windstream Corp.	14,437	157,219

		20,372,526

TEXTILES – 0.11%
Cintas Corp.	6,300	176,967
G&K Services Inc. Class A	1,020	26,398
Mohawk Industries Inc.(a)	3,246	176,517
UniFirst Corp.	690	35,535

		415,417
TOYS, GAMES & HOBBIES – 0.07%
Hasbro Inc.	3,023	115,720
JAKKS Pacific Inc.(a)	1,715	22,381
LeapFrog Enterprises Inc.(a)	1,002	6,563
Mattel Inc.	4,806	109,288
RC2 Corp.(a)	1,333	19,955

		273,907
TRANSPORTATION – 1.70%
Air Transport Services Group Inc.(a)	1,286	4,334
Alexander & Baldwin Inc.	2,372	78,395
American Commercial Lines Inc.(a)	495	12,425
Arkansas Best Corp.	1,442	43,087
Atlas Air Worldwide Holdings Inc.(a)	1,220	64,721
Bristow Group Inc.(a)	2,120	79,988
CAI International Inc.(a)	246	3,031
Celadon Group Inc.(a)	242	3,373
Con-way Inc.	1,952	68,554
CSX Corp.	22,858	1,163,472
DHT Maritime Inc.	3,008	11,791
Dynamex Inc.(a)	299	5,143
Eagle Bulk Shipping Inc.(a)	3,499	18,580
Echo Global Logistics Inc.(a)(b)	213	2,750
FedEx Corp.	18,233	1,702,962
Forward Air Corp.	862	22,671
Frontline Ltd.	3,047	93,330
Genco Shipping & Trading Ltd.(a)	1,500	31,665
General Maritime Corp.	2,826	20,319
Golar LNG Ltd.(a)(b)	791	9,255
GulfMark Offshore Inc. Class A(a)	610	16,196
Heartland Express Inc.	988	16,302
Horizon Lines Inc. Class A(b)	1,542	8,388
Hub Group Inc. Class A(a)	1,113	31,142
International Shipholding Corp.	372	10,933
Kansas City Southern Industries Inc.(a)	3,093	111,874
Kirby Corp.(a)	2,530	96,520
Knight Transportation Inc.	665	14,025
Knightsbridge Tankers Ltd.	959	16,245
Nordic American Tanker Shipping Ltd.(b)	2,775	83,999
Norfolk Southern Corp.	18,649	1,042,293
Old Dominion Freight Line Inc.(a)	1,365	45,577
Overseas Shipholding Group Inc.	1,359	53,314
Pacer International Inc.(a)	2,313	13,924
Patriot Transportation Holding Inc.(a)	31	2,619
PHI Inc.(a)	270	5,719
RailAmerica Inc.(a)	854	10,077
Ryder System Inc.	3,311	128,334
Saia Inc.(a)	861	11,951
Ship Finance International Ltd.(b)	934	16,588
Teekay Corp.	1,414	32,154
Ultrapetrol (Bahamas) Ltd.(a)	1,536	8,433
Union Pacific Corp.	13,807	1,012,053
Universal Truckload Services Inc.(a)	459	8,069
USA Truck Inc.(a)	140	2,262
UTi Worldwide Inc.	597	9,146

Werner Enterprises Inc.	2,614	60,566
YRC Worldwide Inc.(a)	61,737	33,573

		6,342,122
TRUCKING & LEASING – 0.04%
Aircastle Ltd.	2,860	27,084
AMERCO(a)	493	26,765
GATX Corp.	1,611	46,155
Greenbrier Companies Inc. (The)(a)	1,079	11,880
TAL International Group Inc.	709	14,166
Textainer Group Holdings Ltd.	445	9,590
Willis Lease Finance Corp.(a)	357	5,633

		141,273
WATER – 0.11%
American States Water Co.	1,151	39,940
American Water Works Co. Inc.	3,505	76,269
Aqua America Inc.	8,000	140,560
Artesian Resources Corp. Class A	315	5,563
California Water Service Group	1,082	40,694
Connecticut Water Service Inc.	509	11,844
Consolidated Water Co. Ltd.	516	7,007
Middlesex Water Co.	807	13,759
Pennichuck Corp.	223	5,243
PICO Holdings Inc.(a)	805	29,938
SJW Corp.	763	19,395
Southwest Water Co.	1,629	17,007
York Water Co.	355	4,881

		412,100

TOTAL COMMON STOCKS
(Cost: $451,794,029)		371,518,626

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.92%

MONEY MARKET FUNDS – 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(e)(f)	2,652,379	2,652,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(e)(f)	480,268	480,268
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	279,490	279,490

		3,412,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,412,137)		3,412,137

TOTAL INVESTMENTS IN SECURITIES – 100.74%
(Cost: $455,206,166)		374,930,763
Other Assets, Less Liabilities – (0.74)%		(2,746,614)

NET ASSETS – 100.00%		$372,184,149

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.17%
APAC Customer Services Inc.(a)	47,788	274,781
Gaiam Inc. Class A	31,413	260,728
Marchex Inc. Class B	36,152	184,737

		720,246
AEROSPACE & DEFENSE – 0.45%
Allied Defense Group Inc. (The)(a)	13,423	96,780
Ducommun Inc.	20,209	424,591
GenCorp Inc.(a)(b)	91,225	525,456
Herley Industries Inc.(a)	26,582	389,692
Innovative Solutions and Support Inc.(a)	29,177	183,815
LMI Aerospace Inc.(a)	16,171	300,457

		1,920,791
AGRICULTURE – 0.20%
AgFeed Industries Inc.(a)(b)	49,428	216,989
Alico Inc.	7,988	201,697
Cadiz Inc.(a)(b)	27,525	351,494
Griffin Land & Nurseries Inc.	1,726	50,140
Maui Land & Pineapple Co. Inc.(a)(b)	9,257	57,671

		877,991
AIRLINES – 0.78%
Hawaiian Holdings Inc.(a)	87,238	642,944
Pinnacle Airlines Corp.(a)	33,262	247,137
Republic Airways Holdings Inc.(a)	60,211	356,449
US Airways Group Inc.(a)(b)	285,060	2,095,191

		3,341,721
APPAREL – 0.87%
American Apparel Inc.(a)	48,765	147,758
Cherokee Inc.	19,627	353,286
G-III Apparel Group Ltd.(a)	23,808	656,148
Heelys Inc.(a)	36,143	86,020
Maidenform Brands Inc.(a)	35,122	767,416
Oxford Industries Inc.	23,830	484,464
Perry Ellis International Inc.(a)	17,325	392,411
R.G. Barry Corp.	22,664	231,173
Unifi Inc.(a)	83,260	303,066
Weyco Group Inc.	14,116	332,008

		3,753,750
AUTO MANUFACTURERS – 0.09%
Wabash National Corp.(a)	52,971	371,327

		371,327
AUTO PARTS & EQUIPMENT – 2.64%
American Axle & Manufacturing Holdings Inc.(a)	95,394	952,032
Amerigon Inc. Class A(a)	40,326	407,696
ArvinMeritor Inc.(a)	150,445	2,008,441
ATC Technology Corp.(a)	35,776	613,916
China Automotive Systems Inc.(a)	6,780	156,686
Dana Holding Corp.(a)	247,535	2,940,716
Dorman Products Inc.(a)	21,570	409,614
Fuel Systems Solutions Inc.(a)(b)	23,759	759,338
Miller Industries Inc.	21,741	270,241

Modine Manufacturing Co.(a)	82,256	924,557
Motorcar Parts of America Inc.(a)	22,375	145,437
SORL Auto Parts Inc.(a)(b)	15,240	140,818
Spartan Motors Inc.	59,851	335,166
Standard Motor Products Inc.	30,236	299,941
Superior Industries International Inc.	41,929	674,218
Wonder Auto Technology Inc.(a)(b)	29,205	308,989

		11,347,806
BANKS – 8.77%
Access National Corp.	23,828	148,687
Alliance Financial Corp.	8,803	259,512
American National Bankshares Inc.	12,974	261,426
Ameris Bancorp	30,868	278,738
AmeriServ Financial Inc.(a)	97,203	165,245
Ames National Corp.	17,727	355,426
Arrow Financial Corp.	22,660	609,327
Bancorp Inc. (The)(a)	36,040	320,756
Bancorp Rhode Island Inc.	8,371	228,947
BancTrust Financial Group Inc.(b)	45,600	221,160
Bank of Florida Corp.(a)(b)	37,194	29,383
Bank of Granite Corp.(a)	42,138	50,987
Bank of Marin Bancorp	10,782	356,669
Banner Corp.(b)	35,526	136,420
Berkshire Bancorp Inc.(a)	8,225	51,406
Boston Private Financial Holdings Inc.	122,875	905,589
Bridge Bancorp Inc.	5,526	129,308
Bridge Capital Holdings(a)	22,178	202,929
Bryn Mawr Bank Corp.	21,990	399,118
Cadence Financial Corp.(a)	47,235	86,440
Camden National Corp.	18,227	585,269
Capital City Bank Group Inc.(b)	23,075	328,819
Capitol Bancorp Ltd.(a)(b)	29,943	72,462
Cardinal Financial Corp.	60,379	644,848
Cascade Bancorp(a)(b)	54,326	29,879
Center Bancorp Inc.(b)	39,677	329,716
Center Financial Corp.(a)	32,945	159,783
CenterState Banks Inc.	35,842	439,064
Central Pacific Financial Corp.(a)(b)	69,774	117,220
Century Bancorp Inc. Class A	7,060	135,552
Citizens & Northern Corp.	19,998	250,975
Citizens Holding Co.	2,387	58,911
Citizens Republic Bancorp Inc.(a)	690,526	814,821
City Bank(a)(b)	34,401	38,873
CNB Financial Corp.	16,818	259,670
CoBiz Financial Inc.	50,146	312,410
Columbia Banking System Inc.	47,194	958,510
Eagle Bancorp Inc.(a)	27,202	322,344
Eastern Virginia Bankshares Inc.	1,407	10,623
Encore Bancshares Inc.(a)	15,458	146,387
Enterprise Financial Services Corp.	26,658	294,837
Farmers Capital Bank Corp.	10,326	88,494
Financial Institutions Inc.	22,037	322,181
First Bancorp (North Carolina)	30,597	413,671
First Bancorp Inc. (The) (Maine)	20,526	327,184
First Citizens Banc Corp.	192	860
First Community Bancshares Inc.	22,654	280,230
First Financial Bancorp	103,080	1,833,793
First Merchants Corp.	44,932	312,727
First of Long Island Corp. (The)	10,552	254,303
First Security Group Inc.	43,444	93,839

First South Bancorp Inc.	22,596	282,450
First State Bancorp(a)(b)	56,826	31,254
Firstbank Corp.	10,767	63,525
FNB United Corp.(b)	1,771	2,143
Frontier Financial Corp.(a)(b)	12,607	24,458
German American Bancorp Inc.	28,976	438,407
Great Southern Bancorp Inc.	21,951	492,580
Green Bancshares Inc.(a)(b)	34,205	279,113
Guaranty Bancorp(a)	112,019	178,110
Hampton Roads Bankshares Inc.(b)	50,844	79,317
Hanmi Financial Corp.(a)(b)	111,426	267,422
Harleysville National Corp.	84,776	567,999
Heartland Financial USA Inc.(b)	28,531	455,640
Heritage Commerce Corp.(a)(b)	26,531	110,900
Independent Bank Corp. (Michigan)(b)	56,174	39,322
Integra Bank Corp.(b)	62,037	38,463
Intervest Bancshares Corp.(a)	34,626	136,773
Lakeland Bancorp Inc.	47,569	420,986
Lakeland Financial Corp.	31,783	605,466
LNB Bancorp Inc.	35,769	158,814
Macatawa Bank Corp.(a)(b)	27,979	48,963
MainSource Financial Group Inc.	46,195	310,892
MBT Financial Corp.	63,816	88,066
Mercantile Bank Corp.	33,980	133,541
Merchants Bancshares Inc.	4,946	107,378
Metro Bancorp Inc.(a)	13,214	181,957
MidSouth Bancorp Inc.	1,532	25,278
Midwest Banc Holdings Inc.(a)(b)	87,037	23,500
Nara Bancorp Inc.(a)	56,380	493,889
National Bankshares Inc.(b)	14,752	401,992
NewBridge Bancorp(a)	48,788	173,197
Old Second Bancorp Inc.(b)	28,971	190,919
OmniAmerican Bancorp Inc.	21,103	243,318
Oriental Financial Group Inc.	57,781	780,043
Orrstown Financial Services Inc.	962	24,406
Pacific Capital Bancorp(a)(b)	91,526	165,662
Pacific Continental Corp.	31,795	333,847
Pacific Mercantile Bancorp(a)(b)	25,187	69,264
Peapack-Gladstone Financial Corp.	13,655	214,520
Peoples Bancorp Inc.	22,726	374,524
Peoples Financial Corp.	4,166	62,365
Pinnacle Financial Partners Inc.(a)	56,729	857,175
Preferred Bank(a)	37,725	51,306
PremierWest Bancorp(a)(b)	41,015	18,457
QCR Holdings Inc.	3,414	30,385
Renasant Corp.	43,547	704,590
Republic First Bancorp Inc.(a)	34,330	132,857
Riverview Bancorp Inc.(a)	28,790	66,217
S.Y. Bancorp Inc.	28,480	647,920
Sandy Spring Bancorp Inc.	42,185	632,775
SCBT Financial Corp.	24,210	896,738
Seacoast Banking Corp. of Florida(a)	61,598	105,333
Shore Bancshares Inc.	20,266	288,790
Sierra Bancorp(b)	19,195	247,424
Smithtown Bancorp Inc.(b)	30,403	125,564
South Financial Group Inc. (The)	353,338	244,263
Southern Community Financial Corp.(a)	50,222	111,493
Southside Bancshares Inc.	31,116	671,172
Southwest Bancorp Inc.	31,015	256,494
State Bancorp Inc.	25,564	201,189
Stellar One Corp.	48,961	654,609

Sterling Bancorp	45,188	454,139
Sterling Financial Corp.(a)(b)	97,219	55,415
Suffolk Bancorp	21,636	664,442
Sun Bancorp Inc. (New Jersey)(a)	33,412	131,643
Superior Bancorp(a)(b)	31,778	100,736
Taylor Capital Group Inc.(a)(b)	12,954	168,143
Tower Bancorp Inc.	8,622	230,811
TriCo Bancshares	29,139	579,866
Union First Market Bankshares Corp.	45,820	691,882
United Security Bancshares(a)(b)	17,854	88,377
United Security Bancshares Inc.	12,801	191,631
United Western Bancorp Inc.	35,369	54,115
Univest Corp. of Pennsylvania	29,386	549,224
Virginia Commerce Bancorp Inc.(a)	49,274	327,672
W Holding Co. Inc.(a)(b)	5,326	53,313
Washington Banking Co.	20,788	261,721
Washington Trust Bancorp Inc.	34,165	636,836
West Bancorporation Inc.	40,967	269,563
West Coast Bancorp	48,120	124,150
Wilshire Bancorp Inc.	41,420	456,863
Yadkin Valley Financial Corp.	35,575	152,972

		37,744,656
BEVERAGES – 0.29%
Diedrich Coffee Inc.(a)(b)	5,557	193,384
Farmer Bros. Co.	14,251	267,064
Peet’s Coffee & Tea Inc.(a)	20,063	795,498

		1,255,946
BIOTECHNOLOGY – 3.69%
Affymax Inc.(a)	28,421	665,904
Arena Pharmaceuticals Inc.(a)(b)	162,429	503,530
ARIAD Pharmaceuticals Inc.(a)	188,617	641,298
ArQule Inc.(a)	77,765	447,926
ARYx Therapeutics Inc.(a)(b)	38,822	33,775
AspenBio Pharma Inc.(a)(b)	55,262	125,997
BioCryst Pharmaceuticals Inc.(a)(b)	44,871	294,802
BioMimetic Therapeutics Inc.(a)	27,790	365,438
BioSante Pharmaceuticals Inc.(a)(b)	104,798	187,588
Cambrex Corp.(a)	53,573	216,971
Cardium Therapeutics Inc.(a)(b)	141,172	62,186
Celldex Therapeutics Inc.(a)	48,194	295,911
Celsion Corp.(a)	18,656	80,594
China-Biotics Inc.(a)	16,009	286,721
Cleveland Biolabs Inc.(a)(b)	31,039	110,499
CombiMatrix Corp.(a)	15,128	75,943
CryoLife Inc.(a)	52,409	339,086
Curis Inc.(a)(b)	123,223	378,295
Cytokinetics Inc.(a)	73,437	234,998
Cytori Therapeutics Inc.(a)(b)	51,962	236,947
Enzo Biochem Inc.(a)	58,126	349,919
Enzon Pharmaceuticals Inc.(a)	100,423	1,022,306
Exact Sciences Corp.(a)	58,406	259,907
GTx Inc.(a)(b)	29,645	99,014
Harvard Bioscience Inc.(a)	49,612	191,998
Idera Pharmaceuticals Inc.(a)(b)	41,541	257,970
Immunomedics Inc.(a)(b)	117,990	391,727
Lexicon Pharmaceuticals Inc.(a)	257,540	381,159
Maxygen Inc.(a)	46,860	307,870
MDRNA Inc.(a)(b)	83,242	91,566
Micromet Inc.(a)(b)	99,143	801,075

Molecular Insight Pharmaceuticals Inc.(a)(b)	34,733	45,500
Momenta Pharmaceuticals Inc.(a)	69,244	1,036,583
Nanosphere Inc.(a)	22,136	106,031
Neuralstem Inc.(a)(b)	52,371	106,313
Novavax Inc.(a)(b)	133,740	308,939
OncoGenex Pharmaceutical Inc.(a)(b)	8,441	173,294
Oncothyreon Inc.(a)	48,358	167,802
Orchid Cellmark Inc.(a)	57,046	108,387
Orexigen Therapeutics Inc.(a)	47,573	280,205
Oxigene Inc.(a)(b)	59,427	73,095
PharmAthene Inc.(a)(b)	34,726	50,005
Protalix BioTherapeutics Inc.(a)(b)	62,581	410,531
Repligen Corp.(a)	62,126	252,232
Rexahn Pharmaceuticals Inc.(a)(b)	61,759	100,050
RTI Biologics Inc.(a)	103,188	446,804
RXi Pharmaceuticals Corp.(a)(b)	14,530	66,257
Sangamo BioSciences Inc.(a)(b)	76,340	413,763
Sequenom Inc.(a)(b)	108,813	686,610
StemCells Inc.(a)(b)	203,867	236,486
SuperGen Inc.(a)	117,533	376,106
Transcept Pharmaceuticals Inc.(a)	10,047	79,874
Vical Inc.(a)(b)	72,254	242,773
ZIOPHARM Oncology Inc.(a)(b)	73,621	373,995

		15,880,555
BUILDING MATERIALS – 0.65%
AAON Inc.	21,761	492,234
Builders FirstSource Inc.(a)(b)	73,595	231,824
Comfort Systems USA Inc.	70,632	882,194
LSI Industries Inc.	37,603	256,452
NCI Building Systems Inc.(a)	30,152	332,878
Trex Co. Inc.(a)(b)	27,730	590,372
U.S. Concrete Inc.(a)(b)	62,320	23,682

		2,809,636
CHEMICALS – 2.23%
Aceto Corp.	47,601	287,510
American Pacific Corp.(a)	16,955	115,633
American Vanguard Corp.	35,326	287,907
Chase Corp.	15,766	198,967
China Green Agriculture Inc.(a)(b)	9,035	126,490
Ferro Corp.(a)	142,960	1,256,618
Georgia Gulf Corp.(a)	56,766	1,049,602
Hawkins Inc.(b)	16,678	403,608
ICO Inc.	48,953	395,540
Innophos Holdings Inc.	30,400	848,160
Innospec Inc.(a)	42,794	486,140
KMG Chemicals Inc.	12,247	215,302
Landec Corp.(a)	48,969	324,664
NL Industries Inc.	11,136	95,547
OMNOVA Solutions Inc.(a)	80,958	635,520
Penford Corp.(a)	20,360	208,690
Quaker Chemical Corp.	19,971	541,414
ShengdaTech Inc.(a)(b)	51,326	384,432
Spartech Corp.(a)	54,369	636,117
Symyx Technologies Inc.(a)	60,267	270,599
Zep Inc.	37,662	824,045

		9,592,505
COAL – 0.07%
National Coal Corp.(a)	60,353	34,401

Westmoreland Coal Co.(a)	19,473	245,749

		280,150
COMMERCIAL SERVICES – 5.55%
Albany Molecular Research Inc.(a)	42,326	353,422
American Caresource Holdings Inc.(a)	21,329	37,752
AMN Healthcare Services Inc.(a)	57,791	508,561
Barrett Business Services Inc.	13,423	182,016
Bowne & Co. Inc.	68,371	763,020
Cardtronics Inc.(a)	23,013	289,273
Carriage Services Inc.(a)	35,726	163,982
Cass Information Systems Inc.	13,141	409,342
CDI Corp.	23,178	339,789
ChinaCast Education Corp.(a)	55,226	403,702
Collectors Universe Inc.	18,457	208,564
Compass Diversified Holdings	46,594	711,024
Consolidated Graphics Inc.(a)	17,377	719,582
Cornell Companies Inc.(a)	20,671	378,486
CorVel Corp.(a)	12,118	433,219
CPI Corp.(b)	10,244	141,982
CRA International Inc.(a)	19,473	446,321
Cross Country Healthcare Inc.(a)	55,871	564,856
Diamond Management & Technology Consultants Inc.	45,526	357,379
Dollar Financial Corp.(a)	43,154	1,038,285
Dollar Thrifty Automotive Group Inc.(a)	50,030	1,607,464
Edgewater Technology Inc.(a)	22,040	70,528
Electro Rent Corp.	35,781	469,805
ExlService Holdings Inc.(a)	26,050	434,514
Exponent Inc.(a)	23,411	667,682
Franklin Covey Co.(a)	26,223	208,211
Great Lakes Dredge & Dock Corp.	75,365	395,666
H&E Equipment Services Inc.(a)	49,448	533,049
Hackett Group Inc. (The)(a)	67,192	186,794
Hill International Inc.(a)	41,991	244,808
Hudson Highland Group Inc.(a)	45,769	201,384
Innovaro Inc.(a)(b)	24,245	99,404
Integrated Electrical Services Inc.(a)	13,126	74,162
Intersections Inc.(a)	22,766	94,251
Jackson Hewitt Tax Service Inc.(a)(b)	49,843	99,686
Kendle International Inc.(a)	25,726	449,690
Kenexa Corp.(a)	41,358	568,672
Kforce Inc.(a)	50,777	772,318
Learning Tree International Inc.(a)	14,068	197,937
LECG Corp.(a)	46,967	139,962
Mac-Gray Corp.	22,642	255,628
Medifast Inc.(a)(b)	23,516	590,957
MedQuist Inc.	15,469	120,813
Michael Baker Corp.(a)	14,569	502,339
Midas Inc.(a)	26,383	297,600
Multi-Color Corp.	20,838	249,639
Odyssey Marine Exploration Inc.(a)	111,127	145,576
On Assignment Inc.(a)	64,766	461,782
PDI Inc.(a)	22,043	165,763
PRG-Schultz International Inc.(a)	31,613	185,568
Princeton Review Inc. (The)(a)	34,011	118,698
Protection One Inc.(a)	11,053	126,446
Providence Service Corp. (The)(a)	20,022	304,134
QC Holdings Inc.	12,976	67,086
Rewards Network Inc.	15,255	204,417
Rural/Metro Corp.(a)	39,833	289,586
Saba Software Inc.(a)(b)	45,526	225,354

Senomyx Inc.(a)	61,268	200,653
SFN Group Inc.(a)	88,872	711,865
Standard Parking Corp.(a)	16,726	274,641
StarTek Inc.(a)	22,438	155,944
Team Inc.(a)	33,256	551,717
Transcend Services Inc.(a)	13,376	217,360
Tree.com Inc.(a)	15,989	146,299
Universal Technical Institute Inc.(a)	35,133	801,735
Versar Inc.(a)	15,174	45,977
VirnetX Holding Corp.(a)(b)	52,577	252,370
Volt Information Sciences Inc.(a)	22,552	230,256

		23,866,747
COMPUTERS – 3.78%
Acorn Energy Inc.(a)	23,024	136,302
Agilysys Inc.	27,556	307,801
CIBER Inc.(a)	115,019	430,171
Cogo Group Inc.(a)	41,387	289,295
Compellent Technologies Inc.(a)	30,926	542,751
Computer Task Group Inc.(a)	28,618	207,480
COMSYS IT Partners Inc.(a)	26,784	468,184
Cray Inc.(a)	63,165	375,832
Datalink Corp.(a)	14,394	65,637
Digimarc Corp.(a)	11,882	205,202
Dynamics Research Corp.(a)	17,862	201,305
EasyLink Services International Corp. Class A(a)	37,780	88,783
Echelon Corp.(a)	59,242	531,401
eLoyalty Corp.(a)(b)	8,979	50,552
Furmanite Corp.(a)	68,732	356,719
Hutchinson Technology Inc.(a)	39,408	245,906
iCAD Inc.(a)	57,065	86,739
iGATE Corp.	36,963	359,650
Immersion Corp.(a)	53,780	268,900
Innodata Isogen Inc.(a)	42,232	171,040
Integral Systems Inc.(a)	30,862	297,201
Interphase Corp.(a)	12,583	32,842
Isilon Systems Inc.(a)	46,426	399,728
LaserCard Corp.(a)(b)	22,245	139,921
LivePerson Inc.(a)	77,397	593,635
Magma Design Automation Inc.(a)(b)	81,248	211,245
Maxwell Technologies Inc.(a)	41,374	512,624
Mercury Computer Systems Inc.(a)	41,066	563,426
NCI Inc. Class A(a)	11,950	361,248
Ness Technologies Inc.(a)	65,726	414,731
PAR Technology Corp.(a)	16,579	100,303
Quantum Corp.(a)	375,363	987,205
Radiant Systems Inc.(a)	48,639	694,079
RadiSys Corp.(a)	44,939	402,653
Rimage Corp.(a)	19,225	277,993
Silicon Graphics International Corp.(a)	52,699	563,352
Silicon Storage Technology Inc.(a)	136,174	413,969
SMART Modular Technologies (WWH) Inc.(a)	66,181	510,256
Stratasys Inc.(a)	35,880	874,754
Super Micro Computer Inc.(a)	40,788	704,817
TechTeam Global Inc.(a)	17,388	117,717
3D Systems Corp.(a)(b)	32,527	443,994
Tier Technologies Inc. Class B(a)	32,268	256,853
TransAct Technologies Inc.(a)	20,633	150,208
USA Technologies Inc.(a)	39,952	43,148
Virtusa Corp.(a)	26,750	275,792
Wave Systems Corp. Class A(a)(b)	135,927	543,708

		16,277,052
COSMETICS & PERSONAL CARE – 0.39%
Elizabeth Arden Inc.(a)	41,397	745,146
Inter Parfums Inc.	22,693	336,310
Parlux Fragrances Inc.(a)(b)	33,386	67,106
Revlon Inc. Class A(a)	34,223	508,212

		1,656,774
DISTRIBUTION & WHOLESALE – 0.63%
BlueLinx Holdings Inc.(a)(b)	17,474	66,576
BMP Sunstone Corp.(a)(b)	59,567	301,409
Chindex International Inc.(a)	25,170	297,258
Core-Mark Holding Co. Inc.(a)	17,023	521,074
Houston Wire & Cable Co.	33,842	391,890
MWI Veterinary Supply Inc.(a)	18,557	749,703
Rentrak Corp.(a)	18,663	402,188

		2,730,098
DIVERSIFIED FINANCIAL SERVICES – 1.85%
Ampal-American Israel Corp. Class A(a)	43,622	121,269
Asta Funding Inc.(b)	22,796	160,484
Broadpoint Gleacher Securities Inc.(a)	84,626	338,504
CompuCredit Holdings Corp.(b)	26,409	136,270
Diamond Hill Investment Group Inc.	4,683	321,254
Doral Financial Corp.(a)	10,946	47,177
Encore Capital Group Inc.(a)	23,749	390,671
Epoch Holding Corp.	24,375	275,194
FBR Capital Markets Corp.(a)	29,439	133,947
Federal Agricultural Mortgage Corp.(b)	18,940	214,590
First Marblehead Corp. (The)(a)(b)	106,126	301,398
FirstCity Financial Corp.(a)	29,565	206,955
International Assets Holding Corp.(a)	22,619	338,606
JMP Group Inc.	29,977	254,804
LaBranche & Co. Inc.(a)	83,400	438,684
MarketAxess Holdings Inc.	56,040	881,509
Marlin Business Services Corp.(a)	19,775	200,716
NewStar Financial Inc. (a)	46,612	297,385
Oppenheimer Holdings Inc. Class A	16,732	426,833
Penson Worldwide Inc.(a)	31,346	315,654
Sanders Morris Harris Group Inc.	34,952	216,353
SWS Group Inc.	48,919	564,036
Thomas Weisel Partners Group Inc.(a)	34,394	134,824
TradeStation Group Inc.(a)	55,332	387,877
U.S. Global Investors Inc. Class A(b)	23,873	236,104
Virtus Investment Partners Inc.(a)	10,926	227,698
Westwood Holdings Group Inc.	11,154	410,467

		7,979,263
ELECTRIC – 0.24%
Central Vermont Public Service Corp.	23,163	467,198
U.S. Geothermal Inc.(a)(b)	119,232	108,501
Unitil Corp.	19,726	458,629

		1,034,328
ELECTRICAL COMPONENTS & EQUIPMENT – 1.17%
Advanced Battery Technologies Inc.(a)	95,525	372,547
C&D Technologies Inc.(a)	42,634	68,214
China BAK Battery Inc.(a)(b)	68,402	164,849
Coleman Cable Inc.(a)(b)	15,930	78,694
Graham Corp.	17,950	322,920

Harbin Electric Inc.(a)(b)	26,662	575,633
Insteel Industries Inc.	30,778	329,017
Magnetek Inc.(a)	55,198	92,733
Nexxus Lighting Inc.(a)	10,326	35,728
NIVS IntelliMedia Technology Group Inc.(a)	12,726	48,868
Orion Energy Systems Inc.(a)	33,931	166,262
Power-One Inc.(a)(b)	129,598	546,904
PowerSecure International Inc.(a)	33,800	266,344
Research Frontiers Inc.(a)(b)	38,926	110,161
SatCon Technology Corp.(a)(b)	122,759	298,304
SmartHeat Inc.(a)(b)	15,391	165,299
Superconductor Technologies Inc.(a)(b)	25,988	76,405
Ultralife Corp.(a)(b)	19,520	78,275
Universal Display Corp.(a)(b)	53,949	634,980
Valence Technology Inc.(a)(b)	92,739	78,828
Vicor Corp.(a)	37,227	514,105

		5,025,070
ELECTRONICS – 2.27%
Bel Fuse Inc. Class B	19,328	389,459
BTU International Inc.(a)	16,223	99,123
CTS Corp.	59,958	564,804
Cyberoptics Corp.(a)	19,803	184,960
DDi Corp.(a)	25,278	143,326
Electro Scientific Industries Inc.(a)	48,407	620,094
FARO Technologies Inc.(a)	29,727	765,470
Frequency Electronics Inc.(a)	22,800	120,384
ICx Technologies Inc.(a)(b)	19,454	135,594
Insignia Systems Inc.(a)	4,699	30,825
Iteris Inc.(a)	60,818	121,636
Keithley Instruments Inc.	23,981	158,275
LaBarge Inc.(a)	23,529	259,995
LeCroy Corp.(a)	27,032	134,349
LoJack Corp.(a )	34,844	143,906
LRAD Corp.(a)	53,869	82,958
Measurement Specialties Inc.(a)	26,611	391,448
MEMSIC Inc.(a)	29,001	92,513
Methode Electronics Inc.	66,828	661,597
Nu Horizons Electronics Corp.(a)	36,405	116,860
NVE Corp.(a)	8,985	407,020
OSI Systems Inc.(a)	27,816	780,239
OYO Geospace Corp.(a)	7,399	353,746
RAE Systems Inc.(a)(b)	70,614	57,550
Sonic Solutions Inc.(a)	42,324	396,576
Spectrum Control Inc.(a)	24,997	292,215
Spire Corp.(a)	12,173	47,840
SRS Labs Inc.(a)	20,476	203,531
Stoneridge Inc.(a)	27,384	270,828
Taser International Inc.(a)	113,461	664,881
Technitrol Inc.	73,678	389,020
UQM Technologies Inc.(a)	64,399	271,120
X-Rite Inc.(a)	47,179	142,952
Zygo Corp.(a)	27,815	256,732

		9,751,826
ENERGY - ALTERNATE SOURCES – 0.56%
Akeena Solar Inc.(a)(b)	44,208	46,418
Ascent Solar Technologies Inc.(a)(b)	31,748	122,230
Comverge Inc.(a)(b)	35,785	404,728
Evergreen Energy Inc.(a)(b)	238,542	42,938
FuelCell Energy Inc.(a)	124,969	352,413

Green Plains Renewable Energy Inc.(a)	18,887	269,517
Headwaters Inc.(a)	100,024	459,110
Hoku Corp. (a)(b)	27,186	70,140
MGP Ingredients Inc.(a)	26,568	204,042
New Generation Biofuels Holdings Inc.(a)(b)	38,380	27,250
Ocean Power Technologies Inc.(a)(b)	15,755	111,388
Real Goods Solar Inc. Class A(a)	15,605	53,057
Syntroleum Corp.(a)(b)	117,844	249,829

		2,413,060
ENGINEERING & CONSTRUCTION – 0.27%
Argan Inc.(a)	12,726	165,438
ENGlobal Corp.(a)	35,581	98,559
Lime Energy Co.(a)(b)	16,126	73,373
Mistras Group Inc.(a)	16,768	167,512
Sterling Construction Co. Inc.(a)	22,639	355,885
VSE Corp.	7,429	305,778

		1,166,545
ENTERTAINMENT – 0.61%
Bluegreen Corp.(a)	28,369	92,767
Carmike Cinemas Inc.(a)	22,968	318,566
Century Casinos Inc.(a)	31,201	78,002
Dover Downs Gaming & Entertainment Inc.	27,347	108,294
Dover Motorsports Inc.	59,164	121,878
Empire Resorts Inc.(a)	31,443	57,226
Great Wolf Resorts Inc.(a)	52,751	167,748
Lakes Entertainment Inc.(a)	32,831	75,511
Reading International Inc. Class A(a)	29,530	126,093
Rick's Cabaret International Inc.(a)	12,824	164,147
Shuffle Master Inc.(a)	96,270	788,451
Steinway Musical Instruments Inc.(a)	12,389	233,285
Tix Corp.(a)	41,216	49,459
VCG Holding Corp.(a)	32,769	78,646
Youbet.com Inc.(a)	55,934	164,446

		2,624,519
ENVIRONMENTAL CONTROL – 0.57%
Casella Waste Systems Inc. Class A(a)	35,848	180,315
CECO Environmental Corp.(a)	15,526	56,515
Fuel Tech Inc.(a)(b)	31,803	255,060
Metalico Inc.(a)	56,526	338,591
Met-Pro Corp.	30,133	295,303
Perma-Fix Environmental Services Inc.(a)	108,005	241,931
Sharps Compliance Corp.(a)	7,920	51,797
TRC Companies Inc.(a)	10,255	30,047
US Ecology Inc.(b)	32,563	524,264
Waste Services Inc.(a)	30,616	302,792
WCA Waste Corp.(a)	36,772	187,169

		2,463,784
FOOD – 1.11%
B&G Foods Inc. Class A	84,185	882,259
Calavo Growers Inc.	20,851	380,322
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	57,823	443,502
HQ Sustainable Maritime Industries Inc.(a)	20,938	125,628
Imperial Sugar Co.	22,755	352,930
Inventure Group Inc. (The)(a)	23,673	67,942
John B. Sanfilippo & Son Inc.(a)	18,028	265,913
Lifeway Foods Inc.(a)(b)	11,726	139,188
Overhill Farms Inc.(a)	33,189	193,492

Rocky Mountain Chocolate Factory Inc.	18,465	169,878
Seneca Foods Corp. Class A(a)	18,011	524,480
Spartan Stores Inc.	42,009	605,770
Tasty Baking Co.	14,252	102,899
Zhongpin Inc.(a)(b)	41,981	533,159

		4,787,362
FOREST PRODUCTS & PAPER – 0.93%
Boise Inc.(a)	50,126	307,272
Buckeye Technologies Inc.(a)	68,239	892,566
Cellu Tissue Holdings Inc.(a)	6,841	68,273
KapStone Paper and Packaging Corp.(a)	54,476	646,630
Neenah Paper Inc.	26,126	413,836
Orchids Paper Products Co.(a)(b)	11,326	186,313
Schweitzer-Mauduit International Inc.	29,965	1,425,135
Verso Paper Corp.(a)	16,819	51,130

		3,991,155
GAS – 0.11%
Chesapeake Utilities Corp.	15,527	462,705

		462,705
HAND & MACHINE TOOLS – 0.25%
K-Tron International Inc.(a)	4,828	724,055
L.S. Starrett Co. (The) Class A	13,602	140,781
Raser Technologies Inc.(a)(b)	100,571	100,571
Thermadyne Holdings Corp.(a)	13,538	99,234

		1,064,641
HEALTH CARE – 0.04%
MEDTOX Scientific Inc.(a)	15,526	159,141

		159,141
HEALTH CARE - PRODUCTS – 4.83%
ABIOMED Inc.(a)	56,526	583,914
Addus HomeCare Corp.(a)	7,124	43,029
Alpha ProTech Ltd.(a)(b)	34,800	81,780
Alphatec Holdings Inc.(a)	60,018	382,315
AngioDynamics Inc.(a)	44,349	692,731
AtriCure Inc.(a)	24,032	141,548
Atrion Corp.	2,326	332,711
ATS Medical Inc.(a)(b)	94,579	245,905
BioClinca Inc.(a)	25,188	112,087
BIOLASE Technology Inc.(a)(b)	53,439	104,206
Bovie Medical Corp.(a)(b)	37,810	236,312
Caliper Life Sciences Inc.(a)	98,805	390,280
Cantel Medical Corp.	23,217	460,857
Cardiac Science Corp.(a)	38,375	71,761
Cardiovascular Systems Inc.(a)(b)	15,376	81,647
Cerus Corp.(a)(b)	69,326	193,420
Clinical Data Inc.(a)(b)	22,224	431,146
Columbia Laboratories Inc.(a)(b)	81,654	87,370
Cutera Inc.(a)	28,265	293,108
Cynosure Inc. Class A(a)	19,932	224,036
Delcath Systems Inc.(a)(b)	55,418	448,886
DexCom Inc.(a)	91,090	886,306
Electro-Optical Sciences Inc.(a)(b)	37,260	276,469
Endologix Inc.(a)	87,925	355,217
Exactech Inc.(a)	15,254	319,876
Female Health Co. (The)	37,428	268,359
Hansen Medical Inc.(a)(b)	43,263	99,072

HealthTronics Inc.(a)	69,035	247,145
HeartWare International Inc.(a)	9,956	442,743
Insulet Corp.(a)	61,029	920,928
IRIS International Inc.(a)	34,011	347,252
Kensey Nash Corp.(a)	15,550	366,824
LCA-Vision Inc.(a)	29,021	241,455
MAKO Surgical Corp.(a)(b)	32,364	436,267
Medical Action Industries Inc.(a)	26,922	330,333
Merge Healthcare Inc.(a)	52,206	108,066
Metabolix Inc.(a)(b)	36,624	446,080
Microvision Inc.(a)(b)	147,741	416,630
Micrus Endovascular Corp.(a)	28,724	566,437
Natus Medical Inc.(a)	49,640	789,772
NxStage Medical Inc.(a)(b)	40,994	469,381
OraSure Technologies Inc.(a)	84,041	498,363
Orthovita Inc.(a)	122,608	522,310
Osteotech Inc.(a)	36,759	144,095
Palomar Medical Technologies Inc.(a)	33,405	362,778
PURE Bioscience(a)(b)	59,193	97,668
Rochester Medical Corp.(a)	20,588	263,938
Rockwell Medical Technologies Inc.(a)(b)	35,602	205,780
SenoRx Inc.(a)	36,014	263,622
Solta Medical Inc.(a)	88,375	190,006
Somanetics Corp.(a)	22,015	421,367
SonoSite Inc.(a)	25,648	823,557
Spectranetics Corp.(a)	58,960	407,414
Stereotaxis Inc.(a)(b)	52,619	263,621
Symmetry Medical Inc.(a)	63,828	640,833
Synovis Life Technologies Inc.(a)	22,354	347,158
TomoTherapy Inc.(a)	82,755	282,195
TranS1 Inc.(a)(b)	26,844	87,243
Vascular Solutions Inc.(a)	34,541	310,524
Vital Images Inc.(a)	26,561	429,491
Young Innovations Inc.	9,226	259,804

		20,795,428
HEALTH CARE - SERVICES – 1.67%
Air Methods Corp.(a)	19,175	651,950
Alliance Healthcare Services Inc.(a)	44,831	251,950
Allied Healthcare International Inc.(a)	86,926	236,439
Almost Family Inc.(a)	13,248	499,317
America Service Group Inc.	17,619	283,490
American Dental Partners Inc.(a)	26,388	344,363
Assisted Living Concepts Inc. Class A(a)	18,325	601,793
Capital Senior Living Corp.(a)	41,727	219,484
Continucare Corp.(a)	53,950	199,615
Emergent Group Inc.	7,069	55,492
Ensign Group Inc. (The)	20,175	349,633
Five Star Quality Care Inc.(a)	58,044	177,034
MedCath Corp.(a)	24,744	259,070
Metropolitan Health Networks Inc.(a)(b)	74,005	239,036
NightHawk Radiology Holdings Inc.(a)	33,187	105,535
NovaMed Inc.(a)(b)	38,317	130,278
Odyssey Healthcare Inc.(a)	57,089	1,033,882
Psychemedics Corp.	24,029	183,822
RadNet Inc.(a)(b)	53,399	169,809
Skilled Healthcare Group Inc. Class A(a)	35,594	219,615
Sunrise Senior Living Inc.(a)	81,158	415,529
U.S. Physical Therapy Inc.(a)	22,410	389,934
Virtual Radiologic Corp.(a)(b)	13,202	145,222

		7,162,292

HOLDING COMPANIES - DIVERSIFIED – 0.08%
Information Services Group Inc.(a)	58,631	199,932
Primoris Services Corp.(b)	2,562	19,830
Resource America Inc. Class A	23,615	113,352

		333,114
HOME BUILDERS – 0.93%
AMREP Corp.(a)	2,615	37,996
Beazer Homes USA Inc.(a)	114,529	519,962
Brookfield Homes Corp.(a)	17,241	150,686
Cavco Industries Inc.(a)	12,601	430,198
China Housing & Land Development Inc.(a)	47,155	179,189
Hovnanian Enterprises Inc. Class A(a)(b)	79,240	344,694
M/I Homes Inc.(a)	31,762	465,313
Palm Harbor Homes Inc.(a)(b)	24,668	49,583
Skyline Corp.	14,863	276,452
Standard-Pacific Corp.(a)	176,470	797,644
Winnebago Industries Inc.(a)	52,000	759,720

		4,011,437
HOME FURNISHINGS – 0.95%
American Woodmark Corp.	20,351	394,606
Audiovox Corp. Class A(a)	33,606	261,455
Furniture Brands International Inc.(a)	71,271	458,273
Hooker Furniture Corp.	22,142	356,043
Kimball International Inc. Class B	60,842	422,852
La-Z-Boy Inc.(a)	90,195	1,131,045
Sealy Corp.(a)(b)	74,926	262,241
Stanley Furniture Co. Inc.(a)	24,526	249,184
Universal Electronics Inc.(a)	24,580	549,117

		4,084,816
HOUSEHOLD PRODUCTS & WARES – 0.72%
ACCO Brands Corp.(a)	98,823	756,984
CSS Industries Inc.	14,549	292,435
Ennis Inc.	48,551	789,925
Kid Brands Inc.(a)	23,575	203,924
Oil-Dri Corp. of America	14,913	288,268
Prestige Brands Holdings Inc.(a)	62,180	559,620
Standard Register Co. (The)	36,213	193,740

		3,084,896
HOUSEWARES – 0.06%
Lifetime Brands Inc.(a)(b)	21,257	250,833

		250,833
INSURANCE – 2.76%
Affirmative Insurance Holdings Inc.(a)	32,842	154,357
American Independence Corp.(a)	2,584	16,150
American Physicians Capital Inc.	13,884	443,594
American Physicians Service Group Inc.	14,702	367,550
American Safety Insurance Holdings Ltd.(a)	17,183	285,066
Amerisafe Inc.(a)	32,038	524,462
Baldwin & Lyons Inc. Class B	15,296	368,481
Citizens Inc.(a)(b)	60,277	416,514
Crawford & Co. Class B(a)	40,541	165,002
Eastern Insurance Holdings Inc.	24,223	245,621
EMC Insurance Group Inc.	7,739	174,282
FBL Financial Group Inc. Class A	21,003	514,153
First Acceptance Corp.(a)	42,159	86,004

First Mercury Financial Corp.	27,733	361,361
FPIC Insurance Group Inc.(a)	18,887	512,027
Hallmark Financial Services Inc.(a)	21,041	189,369
Kansas City Life Insurance Co.	7,874	248,661
Life Partners Holdings Inc.(b)	14,479	321,000
Maiden Holdings Ltd.	85,176	629,451
Mercer Insurance Group Inc.	10,059	181,062
National Interstate Corp.	9,727	201,446
NYMAGIC Inc.	10,923	231,895
Phoenix Companies Inc. (The)(a)	193,797	468,989
PMA Capital Corp. Class A(a)	54,166	332,579
PMI Group Inc. (The)(a)	123,126	667,343
Presidential Life Corp.	36,168	360,595
Primus Guaranty Ltd.(a)(b)	33,857	142,199
Radian Group Inc.(b)	143,658	2,246,811
SeaBright Insurance Holdings Inc.	40,931	450,650
Stewart Information Services Corp.(b)	31,833	439,295
Universal Insurance Holdings Inc.	25,064	126,824

		11,872,793
INTERNET – 4.18%
A.D.A.M. Inc.(a)	16,930	67,720
ActivIdentity Corp.(a)	85,256	242,127
Alloy Inc.(a)	25,883	212,241
Answers Corp.(a)	17,533	146,401
Arbinet Corp.(a)	37,424	75,222
Bidz.com Inc.(a)	8,587	17,432
China Information Security Technology Inc.(a)(b)	48,843	246,657
Chordiant Software Inc.(a)	55,254	280,138
Cinedigm Digital Cinema Corp. Class A(a)	46,388	75,149
Dice Holdings Inc.(a)	28,772	218,667
Drugstore.com Inc.(a)	155,069	553,596
Health Grades Inc.(a)	44,199	281,106
HealthStream Inc.(a)	33,061	135,219
Hollywood Media Corp.(a)	66,216	78,135
iMergent Inc.	16,817	113,178
InfoSpace Inc.(a)	60,791	671,741
Internap Network Services Corp.(a)	94,595	529,732
Internet Brands Inc. Class A(a)	51,195	472,018
Internet Capital Group Inc.(a)	67,579	571,043
iPass Inc.(a)	94,547	108,729
Keynote Systems Inc.	23,864	271,811
Knot Inc. (The)(a)	53,591	419,082
Lionbridge Technologies Inc.(a)	101,434	368,205
Liquidity Services Inc.(a)	28,465	328,486
Local.com Corp.(a)(b)	26,126	174,260
LoopNet Inc.(a)	36,778	413,385
ModusLink Global Solutions Inc.(a)	79,629	671,272
1-800-FLOWERS.COM Inc.(a)	40,126	100,716
Online Resources Corp.(a)	44,126	177,828
Openwave Systems Inc.(a)	149,419	343,664
Orbitz Worldwide Inc.(a)	62,242	442,541
Overstock.com Inc.(a)(b)	27,646	449,247
PCTEL Inc.(a)	39,790	245,902
Perficient Inc.(a)	48,337	544,758
RightNow Technologies Inc.(a)	39,179	699,737
S1 Corp.(a)	94,132	555,379
Safeguard Scientifics Inc.(a)	36,549	475,137
Shutterfly Inc.(a)	37,285	898,196
SonicWALL Inc.(a)	96,747	840,731
Sourcefire Inc.(a)	39,491	906,318

Spark Networks Inc.(a)	23,071	81,902
Stamps.com Inc.(a)	16,291	164,539
Support.com Inc.(a)	90,326	295,366
TechTarget Inc.(a)	18,750	98,062
TeleCommunication Systems Inc.(a)	70,926	519,888
Terremark Worldwide Inc.(a)	101,988	714,936
TheStreet.com Inc.	47,994	177,578
Travelzoo Inc.(a)(b)	10,125	151,976
US Auto Parts Network Inc.(a)	16,650	125,208
Vitacost.com Inc.(a)	17,349	209,055
Vocus Inc.(a)	29,726	506,828
Web.com Group Inc.(a)	48,224	262,821
Zix Corp.(a)(b)	113,961	263,250

		17,994,315
INVESTMENT COMPANIES – 1.98%
Capital Southwest Corp.	5,517	501,385
Fifth Street Finance Corp.	64,752	751,771
Gladstone Capital Corp.	41,726	492,367
Gladstone Investment Corp.	46,215	276,366
Harris & Harris Group Inc.(a)	50,380	232,252
Hercules Technology Growth Capital Inc.	66,971	709,223
Kayne Anderson Energy Development Co.	21,564	348,474
Kohlberg Capital Corp.	34,243	193,815
Main Street Capital Corp.	13,244	206,739
MCG Capital Corp.(a)	113,771	592,747
Medallion Financial Corp.	35,226	280,399
MVC Capital Inc.	40,583	550,711
NGP Capital Resources Co.	40,732	347,037
PennantPark Investment Corp.	43,155	447,086
PennyMac Mortgage Investment Trust(a)	25,146	417,675
Prospect Capital Corp.(b)	113,456	1,378,490
TICC Capital Corp.	57,660	379,979
Tortoise Capital Resources Corp.	18,726	138,947
Triangle Capital Corp.	20,837	292,551

		8,538,014
IRON & STEEL – 0.42%
China Precision Steel Inc.(a)(b)	47,472	99,691
Friedman Industries Inc.	20,192	115,498
General Steel Holdings Inc.(a)(b)	31,206	128,257
Gibraltar Industries Inc.(a)	47,942	604,549
Olympic Steel Inc.	16,549	540,325
Universal Stainless & Alloy Products Inc.(a)	13,437	322,354

		1,810,674
LEISURE TIME – 0.32%
Ambassadors Group Inc.	35,035	387,137
Arctic Cat Inc.(a)	23,729	257,460
Marine Products Corp.(a)	18,856	113,136
Multimedia Games Inc.(a)(b)	49,143	191,658
Nautilus Inc.(a)	33,266	100,463
Town Sports International Holdings Inc.(a)	36,042	140,924
Universal Travel Group(a)(b)	20,341	201,579

		1,392,357
LODGING – 0.30%
Lodgian Inc.(a)	27,997	69,992
Marcus Corp.	38,726	503,051
Monarch Casino & Resort Inc.(a)	15,126	129,176
Morgans Hotel Group Co.(a)	41,365	265,150

MTR Gaming Group Inc.(a)	39,952	81,103
Red Lion Hotels Corp.(a)	31,726	229,062

		1,277,534
MACHINERY – 1.38%
Alamo Group Inc.	14,726	294,373
Altra Holdings Inc.(a)	47,831	656,720
Bolt Technology Corp.(a)	17,452	197,382
Cascade Corp.	16,074	517,744
Columbus McKinnon Corp.(a)	33,798	536,374
Duoyuan Printing Inc.(a)	13,254	143,143
DXP Enterprises Inc.(a)	14,566	186,008
Flow International Corp.(a)	75,263	226,542
Gerber Scientific Inc.(a)	41,728	259,131
Hardinge Inc.	24,251	218,259
Hurco Companies Inc.(a)	12,072	203,172
Intevac Inc.(a)	39,866	550,948
iRobot Corp.(a)(b)	35,279	534,830
Kadant Inc.(a)	21,376	308,028
Key Technology Inc.(a)	12,146	167,008
Park-Ohio Holdings Corp.(a)	14,580	128,158
Presstek Inc.(a)	48,385	216,765
Tecumseh Products Co. Class A(a)	33,022	405,180
Twin Disc Inc.	16,405	200,469

		5,950,234
MANUFACTURERS – 0.03%
Synalloy Corp.	14,815	120,298

		120,298
MANUFACTURING – 1.09%
American Railcar Industries Inc.	18,541	225,459
China Fire & Security Group Inc.(a)(b)	26,359	341,876
FreightCar America Inc.	21,347	515,744
GP Strategies Corp.(a)	30,583	255,674
LSB Industries Inc.(a)	30,926	471,312
Lydall Inc.(a)	28,131	220,828
Myers Industries Inc.	55,737	584,124
PMFG Inc.(a)	24,145	319,438
Portec Rail Products Inc.	16,013	186,071
Reddy Ice Holdings Inc.(a)	37,726	174,294
Smith & Wesson Holding Corp.(a)(b)	104,862	396,378
Standex International Corp.	21,536	554,983
Sturm, Ruger & Co. Inc.	37,435	448,846

		4,695,027
MEDIA – 1.44%
Acacia Research Corp.(a)	58,261	630,967
Beasley Broadcast Group Inc. Class A(a)	25,164	104,431
Belo Corp. Class A	155,366	1,059,596
Courier Corp.	21,111	348,543
Crown Media Holdings Inc. Class A(a)(b)	23,000	44,160
Cumulus Media Inc. Class A(a)(b)	39,410	133,994
E.W. Scripps Co. (The) Class A(a)	49,443	417,793
Entercom Communications Corp.(a)	41,383	492,044
Fisher Communications Inc.(a)	10,173	143,439
Global Traffic Network Inc.(a)	26,001	139,885
Journal Communications Inc. Class A(a)	77,126	323,929
Lee Enterprises Inc.(a)(b)	80,780	273,844
Lin TV Corp. Class A(a)	47,045	270,509
LodgeNet Interactive Corp.(a)	39,126	272,708

Martha Stewart Living Omnimedia Inc. Class A(a)(b)	40,917	228,317
Media General Inc. Class A(a)(b)	42,162	349,523
New Frontier Media Inc.(a)	55,412	110,824
Outdoor Channel Holdings Inc.(a)	27,965	184,289
Playboy Enterprises Inc. Class B(a)	43,665	159,814
PRIMEDIA Inc.	33,001	113,523
RHI Entertainment Inc.(a)(b)	14,941	2,615
Sinclair Broadcast Group Inc. Class A(a)	78,182	397,165

		6,201,912
METAL FABRICATE & HARDWARE – 0.67%
Ampco-Pittsburgh Corp.	14,960	371,307
Dynamic Materials Corp.	23,188	362,197
Hawk Corp. Class A(a)	11,657	227,312
L.B. Foster Co. Class A(a)	18,465	533,454
Ladish Co. Inc.(a)	28,456	573,673
Lawson Products Inc.	8,126	125,709
North American Galvanizing & Coatings Inc.(a)	24,529	136,381
Northwest Pipe Co.(a)	17,259	377,109
TriMas Corp.(a)	26,631	172,835

		2,879,977
MINING – 0.70%
General Moly Inc.(a)(b)	117,603	390,442
Horsehead Holding Corp.(a)	77,145	913,397
Mines Management Inc.(a)(b)	50,247	129,637
Paramount Gold and Silver Corp.(a)(b)	161,358	224,288
U.S. Energy Corp.(a)	42,970	256,101
United States Lime & Minerals Inc.(a)	3,521	136,157
Uranerz Energy Corp.(a)(b)	85,963	159,891
Uranium Energy Corp.(a)(b)	103,597	333,582
Uranium Resources Inc.(a)(b)	96,552	68,552
US Gold Corp.(a)	151,606	409,336

		3,021,383
OIL & GAS – 1.76%
Abraxas Petroleum Corp.(a)(b)	99,117	190,305
Adams Resources & Energy Inc.	8,974	157,045
Approach Resources Inc.(a)	26,326	239,040
Arabian American Development Co.(a)	15,786	42,306
BMB Munai Inc.(a)(b)	70,046	67,244
Bronco Drilling Co. Inc.(a)	45,601	214,325
Callon Petroleum Co.(a)(b)	48,991	262,592
Cheniere Energy Inc.(a)(b)	102,388	316,379
CREDO Petroleum Corp.(a)	11,326	112,014
Crosstex Energy Inc.(a)	76,187	662,065
Double Eagle Petroleum Co.(a)	20,057	85,242
Endeavour International Corp.(a)	212,386	269,730
Evolution Petroleum Corp.(a)	39,867	184,983
FX Energy Inc.(a)	85,155	292,082
GeoGlobal Resources Inc.(a)(b)	72,005	113,768
GeoMet Inc.(a)	43,411	38,766
GeoResources Inc.(a)	15,726	240,136
Harvest Natural Resources Inc.(a)	64,225	483,614
Houston American Energy Corp.(b)	30,598	555,354
Magellan Petroleum Corp.(a)	80,855	181,115
Mexco Energy Corp.(a)	1,367	11,264
Northern Oil and Gas Inc.(a)	62,056	983,588
Panhandle Oil and Gas Inc.	14,231	336,279
SulphCo Inc.(a)(b)	126,030	36,549
Toreador Resources Corp.(a)(b)	39,420	322,456

VAALCO Energy Inc.	110,633	546,527
Vantage Drilling Co.(a)	99,785	147,682
Warren Resources Inc.(a)	119,926	302,214
Zion Oil & Gas Inc.(a)(b)	26,822	166,028

		7,560,692
OIL & GAS SERVICES – 0.82%
Allis-Chalmers Energy Inc.(a)	99,988	353,958
Boots & Coots Inc.(a)(b)	143,385	348,426
Dawson Geophysical Co.(a)	14,413	421,436
Flotek Industries Inc.(a)(b)	39,331	49,950
Geokinetics Inc.(a)	12,989	93,651
Gulf Island Fabrication Inc.	23,002	500,294
Mitcham Industries Inc.(a)	21,034	152,076
Natural Gas Services Group Inc.(a)	21,993	349,029
Omni Energy Services Corp.(a)	32,580	62,879
Superior Well Services Inc.(a)	28,587	382,494
T-3 Energy Services Inc.(a)	22,326	548,327
TGC Industries Inc.(a)	26,217	105,917
Trico Marine Services Inc.(a)(b)	23,583	54,713
Union Drilling Inc.(a)	19,726	121,512

		3,544,662
PACKAGING & CONTAINERS – 0.17%
AEP Industries Inc.(a)	10,332	268,839
Astronics Corp.(a)	19,940	195,611
BWAY Holding Co.(a)	13,368	268,697

		733,147
PHARMACEUTICALS – 5.32%
ACADIA Pharmaceuticals Inc.(a)	57,055	86,153
Accelrys Inc.(a)	55,152	339,736
Achillion Pharmaceuticals Inc.(a)	48,777	135,112
Acura Pharmaceuticals Inc.(a)(b)	19,822	106,841
Adolor Corp.(a)	92,526	166,547
Akorn Inc.(a)(b)	91,987	140,740
Alexza Pharmaceuticals Inc.(a)(b)	52,153	140,031
Amicus Therapeutics Inc.(a)	24,006	76,579
Anadys Pharmaceuticals Inc.(a)	71,551	181,740
Anika Therapeutics Inc.(a)	21,414	152,682
Animal Health International Inc.(a)	27,241	51,485
Ardea Biosciences Inc.(a)(b)	28,326	517,233
Array BioPharma Inc.(a)	92,547	253,579
AVANIR Pharmaceuticals Inc. Class A(a)(b)	114,623	265,925
AVI BioPharma Inc.(a)	170,022	202,326
Biodel Inc.(a)(b)	28,874	123,292
BioDelivery Sciences International Inc.(a)(b)	22,244	85,195
BioScrip Inc.(a)(b)	69,147	551,793
BioSpecifics Technologies Corp.(a)(b)	8,242	228,716
BioSphere Medical Inc.(a)	33,650	89,173
Caraco Pharmaceutical Laboratories Ltd.(a)	15,433	92,444
Chelsea Therapeutics International Ltd.(a)	54,358	192,971
China Sky One Medical Inc.(a)(b)	20,159	316,698
Clarient Inc.(a)(b)	60,843	159,409
Cornerstone Therapeutics Inc.(a)	15,255	96,869
Cumberland Pharmaceuticals Inc.(a)	12,844	135,247
Cypress Bioscience Inc.(a)	71,978	352,692
Depomed Inc.(a)	93,248	331,030
Discovery Laboratories Inc.(a)(b)	233,013	121,167
DURECT Corp.(a)	149,470	449,905
Dyax Corp.(a)	127,618	435,177

Dynavax Technologies Corp.(a)(b)	71,940	93,522
Emergent BioSolutions Inc.(a)	29,210	490,436
Hemispherx Biopharma Inc.(a)(b)	263,841	195,242
Hi-Tech Pharmacal Co. Inc.(a)	15,468	342,462
Idenix Pharmaceuticals Inc.(a)(b)	50,333	141,939
Infinity Pharmaceuticals Inc.(a)	35,789	218,313
Insmed Inc.(a)(b)	260,016	306,819
Inspire Pharmaceuticals Inc.(a)	107,397	670,157
ISTA Pharmaceuticals Inc.(a)	64,379	262,023
Javelin Pharmaceuticals Inc.(a)	89,784	115,821
K-V Pharmaceutical Co. Class A(a)	64,000	112,640
Lannett Co. Inc.(a)	18,325	77,881
Ligand Pharmaceuticals Inc. Class B(a)	195,008	341,264
Mannatech Inc.	30,926	103,293
MAP Pharmaceuticals Inc.(a)	16,531	262,678
Matrixx Initiatives Inc.(a)(b)	16,668	84,507
MediciNova Inc.(a)	5,845	43,896
MiddleBrook Pharmaceuticals Inc.(a)(b)	83,152	24,946
Myriad Pharmaceuticals Inc.(a)	39,709	179,485
Nabi Biopharmaceuticals(a)	92,325	505,018
Neogen Corp.(a)	34,040	854,404
Neurocrine Biosciences Inc.(a)	74,191	189,187
NeurogesX Inc.(a)(b)	21,540	202,476
NPS Pharmaceuticals Inc.(a)	90,255	454,885
Nutraceutical International Corp.(a)	23,375	349,223
Obagi Medical Products Inc.(a)	33,012	402,086
Oculus Innovative Sciences Inc.(a)(b)	38,397	81,402
Omega Protein Corp.(a)	36,726	211,175
Opko Health Inc.(a)(b)	73,013	144,566
Pain Therapeutics Inc.(a)	63,126	395,800
Penwest Pharmaceuticals Co.(a)	52,612	181,511
PetMed Express Inc.(b)	42,463	941,405
Pharmacyclics Inc.(a)	67,970	424,133
Pharmasset Inc.(a)	38,729	1,037,937
Poniard Pharmaceuticals Inc.(a)(b)	62,156	71,479
POZEN Inc.(a)	49,937	478,396
Progenics Pharmaceuticals Inc.(a)	49,353	263,051
Questcor Pharmaceuticals Inc.(a)	103,434	851,262
Quigley Corp. (The)(a)	9,575	19,150
Reliv International Inc.	36,569	106,050
Santarus Inc.(a)(b)	97,400	524,012
Schiff Nutrition International Inc.	27,750	226,995
SciClone Pharmaceuticals Inc.(a)(b)	66,193	233,661
SIGA Technologies Inc.(a)(b)	52,414	347,505
Spectrum Pharmaceuticals Inc.(a)	75,671	348,843
Sucampo Pharmaceuticals Inc.(a)	21,326	76,134
Synta Pharmaceuticals Corp.(a)	30,604	131,903
Targacept Inc.(a)	34,728	682,752
Theragenics Corp.(a)	83,360	138,378
Trimeris Inc.(a)	26,860	65,807
Trubion Pharmaceuticals Inc.(a)	11,962	51,078
VIVUS Inc.(a)(b)	141,821	1,236,679

		22,874,154
REAL ESTATE – 0.47%
Avatar Holdings Inc.(a)	12,567	273,207
Consolidated-Tomoka Land Co.	10,995	346,452
HFF Inc. Class A(a)	33,160	246,379
Resource Capital Corp.	54,980	371,665
Stratus Properties Inc.(a)	11,189	110,659
Terreno Realty Corp.(a)	15,513	306,071

Thomas Properties Group Inc.	45,199	150,513
ZipRealty Inc.(a)	43,430	212,807

		2,017,753
REAL ESTATE INVESTMENT TRUSTS – 4.33%
Agree Realty Corp.	15,549	355,450
American Capital Agency Corp.	27,262	697,907
Apollo Commercial Real Estate Finance Inc.	16,187	291,528
Arbor Realty Trust Inc.(a)(b)	25,187	81,606
Associated Estates Realty Corp.	34,781	479,630
BRT Realty Trust(a)(b)	20,164	133,082
Capital Trust Inc. Class A(a)(b)	22,554	34,959
CapLease Inc.	95,251	528,643
Cedar Shopping Centers Inc.	80,525	636,953
Chesapeake Lodging Trust	13,297	258,893
Cogdell Spencer Inc.	54,450	402,930
Colony Financial Inc.	24,267	485,340
CreXus Investment Corp.	23,132	309,275
Cypress Sharpridge Investments Inc.	27,940	373,837
Dynex Capital Inc.	32,993	296,937
Education Realty Trust Inc.	92,012	528,149
FelCor Lodging Trust Inc.(a)	109,592	624,674
First Industrial Realty Trust Inc.(a)	93,276	723,822
First Potomac Realty Trust	66,729	1,002,937
Gladstone Commercial Corp.	23,218	335,500
Glimcher Realty Trust	102,938	521,896
Gramercy Capital Corp.(a)	69,928	195,099
Hersha Hospitality Trust	198,812	1,029,846
Invesco Mortgage Capital Inc.	29,922	688,206
Kite Realty Group Trust	84,752	400,877
Maguire Properties Inc.(a)(b)	65,303	201,133
Mission West Properties Inc.	55,072	378,895
Monmouth Real Estate Investment Corp. Class A	57,877	486,746
New York Mortgage Trust Inc.	20,175	152,321
NorthStar Realty Finance Corp.(b)	109,129	459,433
One Liberty Properties Inc.	19,708	328,335
Pennsylvania Real Estate Investment Trust	67,594	842,897
PMC Commercial Trust	26,748	195,795
RAIT Financial Trust(a)(b)	123,404	244,340
Ramco-Gershenson Properties Trust	44,885	505,405
Strategic Hotels & Resorts Inc.(a)	134,186	570,291
Sun Communities Inc.	29,640	746,928
Supertel Hospitality Inc.(a)	28,988	50,729
UMH Properties Inc.	13,189	107,754
Urstadt Biddle Properties Inc. Class A	31,218	493,557
U-Store-It Trust	136,065	979,668
Vestin Realty Mortgage II Inc.(a)	39,417	68,191
Winthrop Realty Trust	32,147	387,050

		18,617,444
RETAIL – 4.62%
A.C. Moore Arts & Crafts Inc.(a)	40,258	117,956
AFC Enterprises Inc.(a)	46,642	500,469
America’s Car-Mart Inc.(a)	17,338	418,193
Ark Restaurants Corp.	10,390	141,720
Benihana Inc. Class A(a)	27,256	177,164
Big 5 Sporting Goods Corp.	38,345	583,611
Bon-Ton Stores Inc. (The)(a)(b)	17,211	229,595
Books-A-Million Inc.	13,966	101,114
Borders Group Inc.(a)(b)	97,821	168,252
Build-A-Bear Workshop Inc.(a)	30,237	215,287

Cache Inc.(a)	17,550	96,701
California Pizza Kitchen Inc.(a)	32,086	538,724
Caribou Coffee Co. Inc.(a)(b)	12,030	79,639
Carrols Restaurant Group Inc.(a)	21,726	147,737
Casual Male Retail Group Inc.(a)	68,962	265,849
Christopher & Banks Corp.	64,166	513,328
Conn’s Inc.(a)(b)	15,169	118,773
Cost Plus Inc.(a)(b)	45,153	93,467
dELiA*s Inc.(a)	64,962	112,384
Denny’s Corp.(a)	165,755	636,499
Destination Maternity Corp.(a)	8,957	229,837
Duckwall-ALCO Stores Inc.(a)	766	11,099
Einstein Noah Restaurant Group Inc.(a)	8,558	103,980
Famous Dave’s of America Inc.(a)	18,949	152,539
Frisch’s Restaurants Inc.	1,460	32,266
Fuqi International Inc.(a)(b)	21,126	230,273
Hastings Entertainment Inc.(a)	17,370	76,602
Haverty Furniture Companies Inc.	31,869	520,102
Hot Topic Inc.(a)	73,123	475,300
Jamba Inc.(a)	98,461	267,814
Kenneth Cole Productions Inc. Class A(a)	16,864	216,028
Kirkland’s Inc.(a)	22,298	468,258
Krispy Kreme Doughnuts Inc.(a)(b)	97,655	392,573
Landry’s Restaurants Inc.(a)	11,385	204,019
Lithia Motors Inc. Class A(a)	34,579	221,306
Luby’s Inc.(a)	35,392	139,444
MarineMax Inc.(a)	34,776	374,190
McCormick & Schmick’s Seafood Restaurants Inc.(a)	28,759	289,603
Morton’s Restaurant Group Inc.(a)	12,786	78,122
Movado Group Inc.(a)	28,737	324,153
Nathan’s Famous Inc.(a)	12,967	200,859
New York & Co. Inc.(a)	40,847	195,657
O’Charley’s Inc.(a)	32,598	291,426
PC Connection Inc.(a)	18,781	116,442
PC Mall Inc.(a)	20,384	103,143
Pier 1 Imports Inc.(a)	200,571	1,277,637
Retail Ventures Inc.(a)	42,927	408,236
Rex Stores Corp.(a)	14,003	226,849
Rubio’s Restaurants Inc.(a)	21,612	170,735
Ruby Tuesday Inc.(a)	112,203	1,185,986
Ruth’s Hospitality Group Inc.(a)	53,873	285,527
Select Comfort Corp.(a)	95,316	759,669
Shoe Carnival Inc.(a)	16,145	369,075
Sport Supply Group Inc.	18,104	243,318
Steak n Shake Co. (The)(a)	2,122	809,055
Stein Mart Inc.(a)	43,667	394,313
Susser Holdings Corp.(a)	16,988	143,549
Syms Corp.(a)	14,387	143,295
Talbots Inc. (The)(a)(b)	42,011	544,463
Titan Machinery Inc.(a)	24,869	340,457
Tuesday Morning Corp.(a)	50,029	329,691
West Marine Inc.(a)	29,561	320,737
Wet Seal Inc. Class A(a)	175,539	835,566
Zale Corp.(a)	47,416	129,920

		19,889,575
SAVINGS & LOANS – 2.70%
Abington Bancorp Inc.	57,130	451,327
BankAtlantic Bancorp Inc. Class A(a)(b)	77,645	137,432
BankFinancial Corp.	55,810	511,778
Berkshire Hills Bancorp Inc.	31,171	571,364

BofI Holding Inc.(a)	13,453	187,400
Brooklyn Federal Bancorp Inc.	9,247	77,675
Cape Bancorp Inc.(a)	42,590	343,701
CFS Bancorp Inc.	55,599	246,304
Clifton Savings Bancorp Inc.	11,355	105,261
Danvers Bancorp Inc.	46,799	647,230
ESB Financial Corp.	17,008	219,233
ESSA Bancorp Inc.	46,543	583,649
First Defiance Financial Corp.	22,151	224,168
First Financial Holdings Inc.	28,644	431,379
First Financial Northwest Inc.	50,332	343,768
First Place Financial Corp.	38,526	153,719
Flagstar Bancorp Inc.(a)	115,526	69,316
Flushing Financial Corp.	49,389	625,265
Fox Chase Bancorp Inc.(a)	8,667	93,690
Hampden Bancorp Inc.	8,618	86,180
Home Bancorp Inc.(a)	17,824	249,536
Home Federal Bancorp Inc.	29,756	431,760
Legacy Bancorp Inc.	29,983	284,539
Meridian Interstate Bancorp Inc.(a)(b)	17,474	181,730
NASB Financial Inc.	8,863	204,913
OceanFirst Financial Corp.	26,858	305,107
Provident New York Bancorp	73,569	697,434
Rockville Financial Inc.	26,742	325,985
Territorial Bancorp Inc.	20,126	382,998
TierOne Corp.(a)(b)	46,526	14,888
United Community Financial Corp.(a)(b)	57,574	86,937
United Financial Bancorp Inc.	44,355	620,083
ViewPoint Financial Group	26,924	436,438
Westfield Financial Inc.	77,521	712,418
WSFS Financial Corp.	14,384	560,976

		11,605,581
SEMICONDUCTORS – 4.61%
Actel Corp.(a)	46,965	650,465
Advanced Analogic Technologies Inc.(a)	79,738	278,286
Amtech Systems Inc.(a)	18,579	187,462
AuthenTec Inc.(a)	43,461	93,441
AXT Inc.(a)	56,863	181,393
Cascade Microtech Inc.(a)	17,227	71,492
CEVA Inc.(a)	37,612	438,556
Cirrus Logic Inc.(a)	112,012	939,781
Cohu Inc.	41,965	577,858
Conexant Systems Inc.(a)	135,997	462,390
DSP Group Inc.(a)	43,558	362,838
EMCORE Corp.(a)(b)	126,662	153,261
Entropic Communications Inc.(a)	95,185	483,540
Exar Corp.(a)	65,264	460,111
GSI Technology Inc.(a)	30,064	140,098
Ikanos Communications Inc.(a)	56,036	168,108
Integrated Silicon Solution Inc.(a)	47,257	498,561
IXYS Corp.(a)	41,528	354,649
Kopin Corp.(a)	120,659	446,438
Kulicke and Soffa Industries Inc.(a)	119,847	868,891
Lattice Semiconductor Corp.(a)	203,204	745,759
Mattson Technology Inc.(a)	86,460	399,445
Microtune Inc.(a)	95,458	260,600
Mindspeed Technologies Inc.(a)(b)	51,046	408,878
MIPS Technologies Inc. Class A(a)	86,074	383,890
MoSys Inc.(a)	53,635	215,076
Nanometrics Inc.(a)	27,854	264,056

Pericom Semiconductor Corp.(a)	45,252	484,649
Photronics Inc.(a)	92,467	470,657
PLX Technology Inc.(a)	62,244	328,026
QuickLogic Corp.(a)	52,337	151,777
Richardson Electronics Ltd.	25,839	205,420
Rubicon Technology Inc.(a)	23,201	468,660
Rudolph Technologies Inc.(a)	57,227	490,435
Silicon Image Inc.(a)	123,617	373,323
Supertex Inc.(a)	19,580	501,052
Techwell Inc.(a)	29,233	546,657
Ultra Clean Holdings Inc.(a)	38,526	328,242
Ultratech Inc.(a)	42,601	579,374
Veeco Instruments Inc.(a)	66,484	2,892,054
Virage Logic Corp.(a)	28,525	224,207
Volterra Semiconductor Corp.(a)	40,401	1,014,065
White Electronic Designs Corp.(a)	41,794	292,558

		19,846,479
SOFTWARE – 3.10%
Actuate Corp.(a)	83,417	466,301
American Software Inc. Class A	47,596	276,533
AMICAS Inc.(a)	68,656	413,309
AuthentiDate Holding Corp.(a)	48,146	53,924
Bottomline Technologies Inc.(a)	45,821	771,167
Callidus Software Inc.(a)	49,961	181,358
China TransInfo Technology Corp.(a)(b)	14,835	99,988
Computer Programs and Systems Inc.	17,540	685,463
Concurrent Computer Corp.(a)	19,256	110,722
Deltek Inc.(a)	30,991	236,771
DemandTec Inc.(a)	38,526	267,756
Digi International Inc.(a)	46,573	495,537
DivX Inc.(a)	57,249	409,903
Double-Take Software Inc.(a)	32,943	293,522
Ebix Inc.(a)	37,320	596,000
Evolving Systems Inc.(a)	16,358	112,870
FalconStor Software Inc.(a)	62,332	216,915
Global Defense Technology & Systems Inc.(a)	7,834	104,976
GSE Systems Inc.(a)	39,224	212,202
Guidance Software Inc.(a)	21,726	124,925
inContact Inc.(a)	47,871	136,432
infoGROUP Inc.(a)	59,559	464,560
InnerWorkings Inc.(a)	41,868	217,714
Interactive Intelligence Inc.(a)	22,782	425,796
Majesco Holdings Inc.(a)	45,407	40,412
Market Leader Inc.(a)	51,180	102,360
Mediware Information Systems Inc.(a)	8,259	74,001
MoneyGram International Inc.(a)	154,998	590,542
Monotype Imaging Holdings Inc.(a)	38,629	375,860
Omnicell Inc.(a)	56,456	792,078
OPNET Technologies Inc.	23,574	380,013
PDF Solutions Inc.(a)	39,980	174,313
Peerless Systems Corp.(a)	25,573	69,814
Pervasive Software Inc.(a)	26,726	135,234
Phoenix Technologies Ltd.(a)	58,663	188,895
PLATO Learning Inc.(a)	36,948	205,431
PROS Holdings Inc.(a)	33,798	333,924
QAD Inc.(a)	22,194	116,519
Renaissance Learning Inc.	12,364	200,668
Salary.com Inc.(a)	22,422	65,024
Schawk Inc.	26,272	476,311
Scientific Learning Corp.(a)	25,532	122,554

SeaChange International Inc.(a)	54,258	389,572
Smith Micro Software Inc.(a)	49,416	436,837
SoundBite Communications Inc.(a)	14,748	44,391
Streamline Health Solutions Inc.(a)	13,534	26,662
Trident Microsystems Inc.(a)	111,336	193,725
Unica Corp.(a)	28,208	250,769
Versant Corp.(a)	7,031	106,027
Wireless Ronin Technologies Inc.(a)	33,372	83,430

		13,350,010
TELECOMMUNICATIONS – 3.48%
Adaptec Inc.(a)	220,261	720,253
Airvana Inc.(a)	48,007	367,734
Alaska Communications Systems Group Inc.	79,328	644,143
Alliance Fiber Optic Products Inc.	60,390	86,962
Anaren Inc.(a)	26,064	371,151
Applied Signal Technology Inc.	23,861	467,198
Atlantic Tele-Network Inc.	14,818	665,773
Aware Inc.(a)	36,969	88,726
BigBand Networks Inc.(a)	65,064	229,676
Communications Systems Inc.	12,152	157,125
Consolidated Communications Holdings Inc.	41,804	792,604
CPI International Inc.(a)	14,873	197,216
EMS Technologies Inc.(a)	25,955	430,853
Extreme Networks Inc.(a)	153,684	471,810
General Communication Inc. Class A(a)	75,574	436,062
Globecomm Systems Inc.(a)	39,408	303,048
Hickory Tech Corp.(b)	30,847	272,379
Hypercom Corp.(a)	103,035	397,715
I.D. Systems Inc.(a)	22,128	66,163
IDT Corp. Class B(a)	27,483	178,090
Knology Inc.(a)	53,205	715,075
KVH Industries Inc.(a)	25,838	340,803
Network Equipment Technologies Inc.(a)	53,641	295,562
Newport Corp.(a)	64,987	812,338
Novatel Wireless Inc.(a)	54,379	365,971
Occam Networks Inc.(a)	30,537	200,323
Oplink Communications Inc.(a)	36,773	681,771
Opnext Inc.(a)	48,726	114,993
ORBCOMM Inc.(a)	54,805	117,831
ParkerVision Inc.(a)(b)	66,079	112,334
Powerwave Technologies Inc.(a)	230,754	288,443
RCN Corp.(a)	64,814	977,395
ShoreTel Inc.(a)	79,826	527,650
SureWest Communications(a)	28,865	247,950
Symmetricom Inc.(a)	79,603	464,085
Telestone Technologies Corp.(a)(b)	10,878	190,365
Telular Corp.(a)	48,345	146,969
TESSCO Technologies Inc.	3,354	78,853
Tollgrade Communications Inc.(a)	32,930	207,130
USA Mobility Inc.	42,564	539,286
Warwick Valley Telephone Co.	10,195	145,075
ZST Digital Networks Inc.	6,719	52,677

		14,967,560
TEXTILES – 0.07%
Culp Inc.(a)	13,123	157,345
Dixie Group Inc.(a)	26,804	132,680

		290,025

TOYS, GAMES & HOBBIES – 0.22%
LeapFrog Enterprises Inc.(a)	59,337	388,657
RC2 Corp.(a)	36,555	547,228

		935,885
TRANSPORTATION – 1.62%
Air Transport Services Group Inc.(a)	102,126	344,165
American Commercial Lines Inc.(a)	16,597	416,585
CAI International Inc.(a)	20,526	252,880
Celadon Group Inc.(a)	42,926	598,388
Covenant Transportation Group Class A(a)	20,852	125,738
DHT Maritime Inc.	96,227	377,210
Dynamex Inc.(a)	19,795	340,474
Echo Global Logistics Inc.(a)(b)	6,627	85,555
Frozen Food Express Industries Inc.(a)	33,630	131,157
Horizon Lines Inc. Class A(b)	57,641	313,567
International Shipholding Corp.	10,347	304,098
Knightsbridge Tankers Ltd.	33,814	572,809
Pacer International Inc.(a)	60,461	363,975
PHI Inc.(a)	25,817	546,804
Quality Distribution Inc.(a)	26,223	158,125
Saia Inc.(a)	26,133	362,726
Teekay Tankers Ltd. Class A(b)	23,729	298,274
Ultrapetrol (Bahamas) Ltd.(a)	41,133	225,820
Universal Truckload Services Inc.(a)	13,726	241,303
USA Truck Inc.(a)	16,590	268,094
YRC Worldwide Inc.(a)	1,167,516	634,895

		6,962,642
TRUCKING & LEASING – 0.08%
Greenbrier Companies Inc. (The)(a)	29,464	324,399

		324,399
WATER – 0.71%
Artesian Resources Corp. Class A	14,062	248,335
Connecticut Water Service Inc.	21,497	500,235
Consolidated Water Co. Ltd.	27,843	378,108
Middlesex Water Co.	28,401	484,237
Pure Cycle Corp.(a)	35,619	87,623
SJW Corp.	21,590	548,818
Southwest Water Co.	47,588	496,819
York Water Co.	23,379	321,461

		3,065,636

TOTAL COMMON STOCKS
(Cost: $500,272,144)		429,414,128

Security	Shares	Value
RIGHTS – 0.00%

APPAREL – 0.00%
Mossimo Inc.(a)(c)	21,276	2

		2
BIOTECHNOLOGY – 0.00%
Avigen Inc. Escrow Shares(a)(c)	58,627	2,345

		2,345

PHARMACEUTICALS – 0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS
(Cost: $2,345)		2,352

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.38%

MONEY MARKET FUNDS – 8.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	30,130,875	30,130,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(d)(e)(f)	5,455,824	5,455,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	450,552	450,552

		36,037,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,037,251)		36,037,251

TOTAL INVESTMENTS IN SECURITIES – 108.20%
(Cost: $536,311,740)		465,453,731
Other Assets, Less Liabilities – (8.20)%		(35,264,568)

NET ASSETS – 100.00%		$430,189,163

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	68,060	722,117
Interpublic Group of Companies Inc. (The)(a)	787,910	6,555,411
Lamar Advertising Co. Class A(a)	93,897	3,225,362

		10,502,890
AEROSPACE & DEFENSE – 1.18%
Alliant Techsystems Inc.(a)	54,235	4,409,306
BE Aerospace Inc.(a)	156,821	4,775,199
Goodrich Corp.	204,162	14,397,504
L-3 Communications Holdings Inc.	192,193	17,610,645
Rockwell Collins Inc.	261,145	16,345,066
Spirit AeroSystems Holdings Inc. Class A(a)	173,301	4,051,777
TransDigm Group Inc.	65,440	3,470,938

		65,060,435
AGRICULTURE – 0.60%
Bunge Ltd.(b)	220,937	13,616,347
Lorillard Inc.	257,262	19,356,393

		32,972,740
AIRLINES – 0.87%
AMR Corp.(a)	550,072	5,011,156
Continental Airlines Inc. Class B(a)	228,122	5,011,840
Copa Holdings SA Class A	49,589	3,015,011
Delta Air Lines Inc.(a)	1,272,523	18,566,111
Southwest Airlines Co.	1,221,398	16,146,882

		47,751,000
APPAREL – 0.98%
Coach Inc.	523,722	20,697,493
Guess? Inc.	96,229	4,520,838
Hanesbrands Inc.(a)	156,278	4,347,654
Phillips-Van Heusen Corp.	85,055	4,878,755
Polo Ralph Lauren Corp.	90,753	7,717,635
VF Corp.	145,805	11,686,271

		53,848,646
AUTO MANUFACTURERS – 0.19%
Navistar International Corp.(a)	103,667	4,637,025
Oshkosh Corp.(a)	147,808	5,962,575

		10,599,600
AUTO PARTS & EQUIPMENT – 0.47%
Autoliv Inc.(a)	140,218	7,225,434
BorgWarner Inc.(a)	191,950	7,328,651
Federal-Mogul Corp. Class A(a)	34,049	625,140
Goodyear Tire & Rubber Co. (The)(a)	398,538	5,037,520
TRW Automotive Holdings Corp.(a)	95,733	2,736,049
WABCO Holdings Inc.(a)	105,428	3,154,406

		26,107,200
BANKS – 2.92%
Associated Banc-Corp	285,209	3,935,884
BancorpSouth Inc.	137,544	2,882,922
Bank of Hawaii Corp.	78,828	3,543,319
BOK Financial Corp.	33,633	1,763,715

CapitalSource Inc.	403,492	2,255,520
City National Corp.	71,006	3,832,194
Comerica Inc.	290,700	11,058,228
Commerce Bancshares Inc.	104,331	4,292,177
Cullen/Frost Bankers Inc.	85,399	4,765,264
Fifth Third Bancorp	1,311,419	17,822,184
First Citizens BancShares Inc. Class A	10,023	1,992,171
First Horizon National Corp.(a)(b)	370,041	5,199,076
Fulton Financial Corp.	289,313	2,948,099
Huntington Bancshares Inc.	1,179,241	6,332,524
KeyCorp	1,447,713	11,219,776
M&T Bank Corp.(b)	125,572	9,967,905
Marshall & Ilsley Corp.	863,942	6,954,733
Popular Inc.(a)	1,056,650	3,074,852
Regions Financial Corp.	1,903,986	14,946,290
SunTrust Banks Inc.	822,533	22,035,659
Synovus Financial Corp.	626,173	2,060,109
TCF Financial Corp.(b)	233,895	3,728,286
Valley National Bancorp	252,141	3,875,407
Whitney Holding Corp.	160,474	2,212,937
Wilmington Trust Corp.	150,297	2,490,421
Zions Bancorporation(b)	248,083	5,413,171

		160,602,823
BEVERAGES – 1.13%
Brown-Forman Corp. Class B NVS	148,645	8,836,946
Coca-Cola Enterprises Inc.	509,317	14,087,708
Constellation Brands Inc. Class A(a)	314,782	5,175,016
Dr Pepper Snapple Group Inc.	418,675	14,724,800
Green Mountain Coffee Roasters Inc.(a)	57,067	5,525,227
Hansen Natural Corp.(a)	113,616	4,928,662
Molson Coors Brewing Co. Class B NVS	210,822	8,867,173

		62,145,532
BIOTECHNOLOGY – 1.22%
Abraxis BioScience Inc.(a)	11,813	611,323
Alexion Pharmaceuticals Inc.(a)	144,989	7,883,052
Bio-Rad Laboratories Inc. Class A(a)	31,691	3,280,652
Charles River Laboratories International Inc.(a)	109,065	4,287,345
Illumina Inc.(a)(b)	203,252	7,906,503
Life Technologies Corp.(a)	287,952	15,051,251
Millipore Corp.(a)	91,442	9,656,275
Myriad Genetics Inc.(a)	157,205	3,780,780
Talecris Biotherapeutics Holdings Corp.(a)	82,347	1,640,352
Vertex Pharmaceuticals Inc.(a)	319,560	13,060,417

		67,157,950
BUILDING MATERIALS – 0.48%
Armstrong World Industries Inc.(a)	33,436	1,214,061
Eagle Materials Inc.	71,586	1,899,892
Lennox International Inc.	76,712	3,399,876
Martin Marietta Materials Inc.(b)	73,431	6,135,160
Masco Corp.	592,632	9,197,649
Owens Corning(a)	140,723	3,579,993
USG Corp.(a)(b)	68,494	1,175,357

		26,601,988
CHEMICALS – 2.80%
Airgas Inc.	134,041	8,527,688
Albemarle Corp.	150,576	6,419,055
Ashland Inc.	128,592	6,785,800

Cabot Corp.	107,885	3,279,704
Celanese Corp. Series A	258,159	8,222,364
CF Industries Holdings Inc.	79,817	7,277,714
Cytec Industries Inc.	77,778	3,635,344
Eastman Chemical Co.	119,806	7,629,246
Ecolab Inc.	389,932	17,137,511
FMC Corp.	119,894	7,258,383
Huntsman Corp.	266,957	3,216,832
International Flavors & Fragrances Inc.	129,586	6,177,365
Intrepid Potash Inc.(a)(b)	67,668	2,052,370
Lubrizol Corp.	111,222	10,201,282
PPG Industries Inc.	271,266	17,740,796
RPM International Inc.	212,023	4,524,571
Sherwin-Williams Co. (The)	153,518	10,390,098
Sigma-Aldrich Corp.	201,415	10,807,929
Terra Industries Inc.	164,584	7,531,364
Valhi Inc.	8,887	174,896
Valspar Corp. (The)	165,828	4,888,609

		153,878,921
COAL – 0.81%
Alpha Natural Resources Inc.(a)	197,564	9,856,468
Arch Coal Inc.	268,565	6,136,710
CONSOL Energy Inc.	285,394	12,174,908
Massey Energy Co.	159,027	8,315,522
Walter Energy Inc.	87,120	8,038,562

		44,522,170
COMMERCIAL SERVICES – 3.13%
Aaron’s Inc.	78,528	2,618,124
Alliance Data Systems Corp.(a)(b)	87,882	5,623,569
Apollo Group Inc. Class A(a)	218,694	13,403,755
Brink's Home Security Holdings Inc.(a)	75,363	3,206,696
Career Education Corp.(a)(b)	114,440	3,620,882
Convergys Corp.(a)	162,678	1,994,432
Corrections Corp. of America(a)	190,474	3,782,814
DeVry Inc.	102,598	6,689,390
Education Management Corp.(a)	37,907	830,163
Equifax Inc.	208,138	7,451,340
FTI Consulting Inc.(a)	76,744	3,017,574
Genpact Ltd.(a)	104,164	1,746,830
H&R Block Inc.	559,820	9,964,796
Hertz Global Holdings Inc.(a)(b)	308,500	3,081,915
Hewitt Associates Inc. Class A(a)	137,309	5,462,152
Hillenbrand Inc.	101,597	2,234,118
Interactive Data Corp.	60,330	1,930,560
Iron Mountain Inc.	297,141	8,141,663
ITT Educational Services Inc.(a)(b)	58,603	6,591,665
KAR Auction Services Inc.(a)	45,597	686,691
Lender Processing Services Inc.	156,975	5,925,807
Manpower Inc.	129,233	7,381,789
Monster Worldwide Inc.(a)(b)	208,052	3,455,744
Moody’s Corp.(b)	309,440	9,205,840
Morningstar Inc.(a)	32,037	1,540,659
Pharmaceutical Product Development Inc.	173,412	4,118,535
Quanta Services Inc.(a)	344,819	6,606,732
R.R. Donnelley & Sons Co.	338,163	7,219,780
Robert Half International Inc.	251,921	7,665,956
SAIC Inc.(a)	652,408	11,547,622
Service Corp. International	413,448	3,795,453
Strayer Education Inc.(b)	23,098	5,624,825

Verisk Analytics Inc. Class A(a)	161,564	4,556,105
Weight Watchers International Inc.	55,342	1,412,881

		172,136,857
COMPUTERS – 2.67%
Brocade Communications Systems Inc.(a)	725,805	4,144,347
Cadence Design Systems Inc.(a)	434,803	2,895,788
Cognizant Technology Solutions Corp. Class A(a)	481,715	24,557,831
Computer Sciences Corp.(a)	249,707	13,606,534
Diebold Inc.	109,245	3,469,621
DST Systems Inc.	63,489	2,631,619
FactSet Research Systems Inc.(b)	68,965	5,059,962
IHS Inc. Class A(a)	78,970	4,222,526
Lexmark International Inc. Class A(a)	128,768	4,645,949
MICROS Systems Inc.(a)	132,855	4,368,272
NCR Corp.(a)	261,528	3,609,086
NetApp Inc.(a)	548,713	17,866,095
SanDisk Corp.(a)	373,885	12,947,638
Seagate Technology(a)	810,189	14,794,051
Synopsys Inc.(a)	238,464	5,334,440
Teradata Corp.(a)	284,801	8,227,901
Western Digital Corp.(a)	367,425	14,325,901

		146,707,561
COSMETICS & PERSONAL CARE – 0.72%
Alberto-Culver Co.	140,676	3,678,677
Avon Products Inc.	703,986	23,844,006
Estee Lauder Companies Inc. (The) Class A	182,881	11,863,490

		39,386,173
DISTRIBUTION & WHOLESALE – 0.93%
Central European Distribution Corp.(a)	100,911	3,532,894
Fastenal Co.(b)	217,976	10,460,668
Genuine Parts Co.	262,891	11,104,516
Ingram Micro Inc. Class A(a)	267,880	4,701,294
LKQ Corp.(a)	231,855	4,706,657
Tech Data Corp.(a)	82,844	3,471,164
W.W. Grainger Inc.	101,401	10,963,476
WESCO International Inc.(a)(b)	69,504	2,412,484

		51,353,153
DIVERSIFIED FINANCIAL SERVICES – 3.18%
Affiliated Managers Group Inc.(a)	68,205	5,388,195
AmeriCredit Corp.(a)(b)	148,156	3,520,187
Ameriprise Financial Inc.	420,633	19,079,913
Discover Financial Services	883,376	13,162,302
Eaton Vance Corp.	192,099	6,443,000
Federated Investors Inc. Class B	145,933	3,849,713
GLG Partners Inc.(a)(b)	319,310	980,282
Greenhill & Co. Inc.	33,754	2,770,866
Interactive Brokers Group Inc. Class A(a)	67,817	1,095,245
IntercontinentalExchange Inc.(a)	120,099	13,472,706
Invesco Ltd.	685,051	15,009,467
Investment Technology Group Inc.(a)	72,607	1,211,811
Janus Capital Group Inc.	301,537	4,308,964
Jefferies Group Inc.(b)	191,750	4,538,723
Lazard Ltd. Class A(b)	125,880	4,493,916
Legg Mason Inc.	263,868	7,565,096
NASDAQ OMX Group Inc. (The)(a)	222,855	4,706,698
NYSE Euronext Inc.	428,819	12,697,331
Raymond James Financial Inc.	161,387	4,315,488

SLM Corp.(a)	771,117	9,654,385
Student Loan Corp. (The)	6,310	224,194
T. Rowe Price Group Inc.	421,295	23,141,734
TD AMERITRADE Holding Corp.(a)	430,571	8,206,683
Waddell & Reed Financial Inc. Class A	142,208	5,125,176

		174,962,075
ELECTRIC – 5.06%
AES Corp. (The)(a)	1,098,575	12,084,322
Allegheny Energy Inc.	279,302	6,423,946
Alliant Energy Corp.	182,181	6,059,340
Ameren Corp.	389,890	10,168,331
Calpine Corp.(a)	551,875	6,561,794
CenterPoint Energy Inc.	642,757	9,229,991
CMS Energy Corp.(b)	374,880	5,795,645
Consolidated Edison Inc.	452,515	20,155,018
Constellation Energy Group Inc.	300,549	10,552,275
DPL Inc.	190,892	5,190,354
DTE Energy Co.	270,187	12,050,340
Dynegy Inc. Class A(a)	833,915	1,050,733
Edison International	537,280	18,358,858
Great Plains Energy Inc.	223,183	4,144,508
Hawaiian Electric Industries Inc.	150,905	3,387,817
Integrys Energy Group Inc.(b)	126,406	5,989,116
ITC Holdings Corp.	82,246	4,523,530
MDU Resources Group Inc.	303,431	6,548,041
Mirant Corp.(a)	238,868	2,594,106
Northeast Utilities	288,853	7,983,897
NRG Energy Inc.(a)	418,983	8,756,745
NSTAR	176,142	6,238,950
NV Energy Inc.	385,701	4,755,693
OGE Energy Corp.	158,159	6,158,711
Ormat Technologies Inc.	32,928	926,594
Pepco Holdings Inc.	362,503	6,216,926
Pinnacle West Capital Corp.	166,599	6,285,780
PPL Corp.	620,068	17,182,084
Progress Energy Inc.	460,142	18,111,189
RRI Energy Inc.(a)	578,800	2,135,772
SCANA Corp.	200,916	7,552,432
TECO Energy Inc.	350,622	5,571,384
Westar Energy Inc.	179,537	4,003,675
Wisconsin Energy Corp.	192,719	9,522,246
Xcel Energy Inc.	751,241	15,926,309

		278,196,452
ELECTRICAL COMPONENTS & EQUIPMENT – 0.55%
A123 Systems Inc.(a)(b)	46,478	638,608
AMETEK Inc.	177,177	7,345,758
Energizer Holdings Inc.(a)	114,294	7,173,091
General Cable Corp.(a)	85,796	2,316,492
Hubbell Inc. Class B	98,575	4,971,137
Molex Inc.	217,693	4,541,076
SunPower Corp. Class A(a)(b)	158,545	2,996,501

		29,982,663
ELECTRONICS – 2.11%
Agilent Technologies Inc.(a)	565,644	19,452,497
Amphenol Corp. Class A	282,430	11,915,722
Arrow Electronics Inc.(a)	196,986	5,935,188
Avnet Inc.(a)	249,129	7,473,870
AVX Corp.	79,629	1,130,732

Dolby Laboratories Inc. Class A(a)	86,576	5,079,414
FLIR Systems Inc.(a)	247,725	6,985,845
Garmin Ltd.(b)	186,019	7,158,011
Gentex Corp.	227,340	4,414,943
Itron Inc.(a)	65,323	4,740,490
Jabil Circuit Inc.	309,114	5,004,556
Mettler-Toledo International Inc.(a)	55,462	6,056,450
National Instruments Corp.	93,548	3,119,826
PerkinElmer Inc.	192,539	4,601,682
Thomas & Betts Corp.(a)	87,015	3,414,469
Trimble Navigation Ltd.(a)	196,735	5,650,229
Vishay Intertechnology Inc.(a)	307,448	3,145,193
Waters Corp.(a)	159,010	10,739,535

		116,018,652
ENERGY – ALTERNATE SOURCES – 0.06%
Covanta Holding Corp.(a)	213,055	3,549,496

		3,549,496
ENGINEERING & CONSTRUCTION – 1.00%
AECOM Technology Corp.(a)	156,445	4,438,345
Fluor Corp.	296,426	13,786,773
Jacobs Engineering Group Inc.(a)	203,326	9,188,302
KBR Inc.	264,156	5,853,697
McDermott International Inc.(a)	376,935	10,147,090
Shaw Group Inc. (The)(a)	138,097	4,753,299
URS Corp.(a)	137,132	6,803,119

		54,970,625
ENTERTAINMENT – 0.45%
DreamWorks Animation SKG Inc. Class A(a)	119,589	4,710,611
International Game Technology	488,553	9,013,803
International Speedway Corp. Class A	49,914	1,286,284
Madison Square Garden Inc. Class A(a)	95,385	2,072,716
Penn National Gaming Inc.(a)	110,272	3,065,562
Regal Entertainment Group Class A	131,765	2,315,111
Scientific Games Corp. Class A(a)	106,288	1,496,535
Warner Music Group Corp.(a)	74,162	512,459

		24,473,081
ENVIRONMENTAL CONTROL – 0.60%
Nalco Holding Co.	228,513	5,559,721
Republic Services Inc.	530,823	15,404,484
Stericycle Inc.(a)(b)	139,962	7,627,929
Waste Connections Inc.(a)	132,359	4,494,912

		33,087,046
FOOD – 3.14%
Campbell Soup Co.	324,594	11,474,398
ConAgra Foods Inc.	737,512	18,489,426
Corn Products International Inc.	123,173	4,269,176
Dean Foods Co.(a)	296,391	4,650,375
Del Monte Foods Co.	326,157	4,761,892
Flowers Foods Inc.	127,321	3,149,922
H.J. Heinz Co.	518,840	23,664,292
Hershey Co. (The)	253,920	10,870,315
Hormel Foods Corp.	115,208	4,839,888
J.M. Smucker Co. (The)	194,550	11,723,583
McCormick & Co. Inc. NVS	214,816	8,240,342
Ralcorp Holdings Inc.(a)	93,180	6,315,740
Safeway Inc.	641,205	15,940,356

Sara Lee Corp.	1,146,868	15,975,871
Smithfield Foods Inc.(a)	231,039	4,791,749
SUPERVALU Inc.	350,075	5,839,251
Tyson Foods Inc. Class A	497,256	9,522,452
Whole Foods Market Inc.(a)(b)	219,149	7,922,236

		172,441,264
FOREST PRODUCTS & PAPER – 1.10%
International Paper Co.	712,706	17,539,695
MeadWestvaco Corp.	282,200	7,210,210
Plum Creek Timber Co. Inc.(b)	268,209	10,436,012
Rayonier Inc.	130,061	5,908,671
Temple-Inland Inc.	175,863	3,592,881
Weyerhaeuser Co.	348,454	15,774,513

		60,461,982
GAS – 0.99%
AGL Resources Inc.	127,705	4,935,798
Atmos Energy Corp.	152,271	4,350,382
Energen Corp.	118,015	5,491,238
NiSource Inc.	452,798	7,154,208
Sempra Energy	402,447	20,082,105
Southern Union Co.	183,721	4,661,002
UGI Corp.	178,581	4,739,540
Vectren Corp.	133,876	3,309,415

		54,723,688
HAND & MACHINE TOOLS – 0.48%
Kennametal Inc.	134,493	3,781,943
Lincoln Electric Holdings Inc.	70,103	3,808,696
Snap-on Inc.	94,955	4,115,350
Stanley Black & Decker Inc.	256,836	14,744,955

		26,450,944
HEALTH CARE - PRODUCTS – 2.38%
Beckman Coulter Inc.	112,994	7,096,023
C.R. Bard Inc.	163,680	14,177,962
Cooper Companies Inc. (The)	74,443	2,894,344
DENTSPLY International Inc.	244,946	8,536,368
Edwards Lifesciences Corp.(a)	92,337	9,130,283
Gen-Probe Inc.(a)	80,938	4,046,900
Henry Schein Inc.(a)	148,648	8,755,367
Hill-Rom Holdings Inc.	103,028	2,803,392
Hologic Inc.(a)	422,891	7,840,399
IDEXX Laboratories Inc.(a)	97,121	5,589,314
Intuitive Surgical Inc.(a)	62,424	21,731,667
Inverness Medical Innovations Inc.(a)(b)	133,808	5,211,822
Kinetic Concepts Inc.(a)	101,546	4,854,914
Patterson Companies Inc.	166,063	5,156,256
ResMed Inc.(a)	124,206	7,905,712
TECHNE Corp.	61,600	3,923,304
Varian Medical Systems Inc.(a)	206,653	11,434,111

		131,088,138
HEALTH CARE - SERVICES – 1.86%
Brookdale Senior Living Inc.(a)	72,929	1,519,111
Community Health Systems Inc.(a)	152,207	5,621,005
Covance Inc.(a)	105,242	6,460,806
Coventry Health Care Inc.(a)	244,616	6,046,908
DaVita Inc.(a)	170,495	10,809,383
Health Management Associates Inc. Class A(a)	406,670	3,497,362

Health Net Inc.(a)	171,328	4,260,927
Humana Inc.(a)	279,625	13,078,061
Laboratory Corp. of America Holdings(a)(b)	178,496	13,513,932
LifePoint Hospitals Inc.(a)	89,559	3,293,980
Lincare Holdings Inc.(a)	113,496	5,093,701
MEDNAX Inc.(a)	75,592	4,398,699
Quest Diagnostics Inc.	256,081	14,926,962
Tenet Healthcare Corp.(a)	791,744	4,528,776
Universal Health Services Inc. Class B	150,668	5,286,940

		102,336,553
HOLDING COMPANIES - DIVERSIFIED – 0.14%
Leucadia National Corp.(a)	308,475	7,653,265

		7,653,265
HOME BUILDERS – 0.62%
D.R. Horton Inc.	458,442	5,776,369
KB Home	125,950	2,109,663
Lennar Corp. Class A	258,674	4,451,780
M.D.C. Holdings Inc.	61,491	2,128,204
NVR Inc.(a)	10,097	7,335,471
Pulte Homes Inc.(a)(b)	552,776	6,218,730
Thor Industries Inc.	54,443	1,644,723
Toll Brothers Inc.(a)	224,990	4,679,792

		34,344,732
HOME FURNISHINGS – 0.29%
Harman International Industries Inc.(a)	114,333	5,348,498
Whirlpool Corp.	121,752	10,622,862

		15,971,360
HOUSEHOLD PRODUCTS & WARES – 0.90%
Avery Dennison Corp.	185,897	6,768,510
Church & Dwight Co. Inc.	115,748	7,749,329
Clorox Co. (The)	229,239	14,703,389
Fortune Brands Inc.	247,590	12,010,591
Jarden Corp.	145,121	4,831,078
Scotts Miracle-Gro Co. (The) Class A	73,653	3,413,817

		49,476,714
HOUSEWARES – 0.18%
Newell Rubbermaid Inc.	457,689	6,956,873
Toro Co. (The)	55,316	2,719,888

		9,676,761
INSURANCE – 6.06%
Alleghany Corp.(a)	9,319	2,709,965
Allied World Assurance Holdings Ltd.	81,778	3,667,743
American Financial Group Inc.	141,960	4,038,762
American International Group Inc.(a)(b)	199,929	6,825,576
American National Insurance Co.	26,224	2,977,473
Aon Corp.	456,478	19,496,175
Arch Capital Group Ltd.(a)	75,252	5,737,965
Arthur J. Gallagher & Co.	165,705	4,068,058
Aspen Insurance Holdings Ltd.	131,537	3,793,527
Assurant Inc.	194,428	6,684,435
Axis Capital Holdings Ltd.	216,543	6,769,134
Brown & Brown Inc.	192,792	3,454,833
CIGNA Corp.	449,739	16,451,453
Cincinnati Financial Corp.	238,569	6,894,644
CNA Financial Corp.(a)	45,042	1,203,522

Endurance Specialty Holdings Ltd.	77,254	2,869,986
Erie Indemnity Co. Class A	49,007	2,113,672
Everest Re Group Ltd.	101,452	8,210,510
Fidelity National Financial Inc. Class A	386,910	5,734,006
First American Corp.	163,678	5,538,864
Genworth Financial Inc. Class A(a)	805,292	14,769,055
Hanover Insurance Group Inc. (The)	78,335	3,416,189
Hartford Financial Services Group Inc. (The)	731,576	20,791,390
HCC Insurance Holdings Inc.	184,536	5,093,194
Lincoln National Corp.	498,011	15,288,938
Markel Corp.(a)	16,215	6,075,112
Marsh & McLennan Companies Inc.	861,703	21,042,787
MBIA Inc.(a)	219,541	1,376,522
Mercury General Corp.	43,730	1,911,876
Old Republic International Corp.	397,597	5,041,530
OneBeacon Insurance Group Ltd.	39,354	678,857
PartnerRe Ltd.	136,400	10,873,808
Principal Financial Group Inc.	512,367	14,966,240
Progressive Corp. (The)	1,123,040	21,438,834
Protective Life Corp.	141,277	3,106,681
Reinsurance Group of America Inc.	119,987	6,301,717
RenaissanceRe Holdings Ltd.	102,605	5,823,860
StanCorp Financial Group Inc.	80,834	3,850,123
Symetra Financial Corp.(a)	57,640	759,695
Torchmark Corp.	136,349	7,296,035
Transatlantic Holdings Inc.	44,872	2,369,242
Unitrin Inc.	69,950	1,962,098
Unum Group	546,144	13,527,987
Validus Holdings Ltd.	155,783	4,288,706
W.R. Berkley Corp.	222,174	5,796,520
Wesco Financial Corp.	2,180	840,390
White Mountains Insurance Group Ltd.	12,882	4,573,110
XL Capital Ltd. Class A	563,628	10,652,569

		333,153,368
INTERNET – 1.77%
Akamai Technologies Inc.(a)(b)	285,117	8,955,525
Equinix Inc.(a)	62,581	6,091,635
Expedia Inc.	302,890	7,560,134
F5 Networks Inc.(a)	129,505	7,965,853
IAC/InterActiveCorp(a)	139,132	3,163,862
Liberty Media Corp. - Liberty Interactive Group Series A(a)	983,146	15,051,965
McAfee Inc.(a)	256,132	10,278,577
Netflix Inc.(a)(b)	65,963	4,864,112
Priceline.com Inc.(a)(b)	72,480	18,482,400
Sohu.com Inc.(a)	49,521	2,703,847
VeriSign Inc.(a)	317,910	8,268,839
WebMD Health Corp.(a)(b)	89,400	4,146,372

		97,533,121
IRON & STEEL – 1.07%
AK Steel Holding Corp.	180,289	4,121,407
Allegheny Technologies Inc.	161,662	8,728,131
Carpenter Technology Corp.	72,489	2,653,097
Cliffs Natural Resources Inc.	216,004	15,325,484
Reliance Steel & Aluminum Co.	103,899	5,114,948
Schnitzer Steel Industries Inc. Class A	35,044	1,840,861
Steel Dynamics Inc.	354,415	6,191,630
United States Steel Corp.(b)	236,267	15,007,680

		58,983,238

LEISURE TIME – 0.39%
Harley-Davidson Inc.(b)	386,853	10,858,964
Royal Caribbean Cruises Ltd.(a)(b)	215,815	7,119,737
WMS Industries Inc.(a)	86,863	3,643,034

		21,621,735
LODGING – 1.19%
Boyd Gaming Corp.(a)(b)	92,480	913,702
Choice Hotels International Inc.	47,840	1,665,310
Hyatt Hotels Corp. Class A(a)	72,194	2,812,678
Las Vegas Sands Corp.(a)(b)	493,614	10,439,936
Marriott International Inc. Class A	494,088	15,573,654
MGM MIRAGE(a)(b)	322,871	3,874,452
Starwood Hotels & Resorts Worldwide Inc.	307,842	14,357,751
Wyndham Worldwide Corp.	294,248	7,571,001
Wynn Resorts Ltd.(b)	110,400	8,371,632

		65,580,116
MACHINERY – 1.67%
AGCO Corp.(a)	152,903	5,484,631
Bucyrus International Inc.	133,449	8,806,300
Cummins Inc.	332,813	20,617,765
Flowserve Corp.	92,409	10,189,940
Gardner Denver Inc.	85,641	3,771,630
Graco Inc.	98,774	3,160,768
IDEX Corp.	133,354	4,414,017
Joy Global Inc.	168,614	9,543,552
Manitowoc Co. Inc. (The)	214,224	2,784,912
Rockwell Automation Inc.	233,737	13,173,417
Terex Corp.(a)	173,744	3,945,726
Wabtec Corp.	78,730	3,316,108
Zebra Technologies Corp. Class A(a)	97,785	2,894,436

		92,103,202
MANUFACTURING – 2.56%
AptarGroup Inc.	111,987	4,406,688
Brink’s Co. (The)	79,370	2,240,615
Carlisle Companies Inc.	101,041	3,849,662
Crane Co.	81,258	2,884,659
Donaldson Co. Inc.	127,236	5,740,888
Dover Corp.	306,626	14,334,766
Eaton Corp.	273,089	20,691,954
Harsco Corp.	132,250	4,224,065
ITT Corp.	300,068	16,086,645
Leggett & Platt Inc.	245,846	5,320,107
Pall Corp.	193,861	7,849,432
Parker Hannifin Corp.	264,663	17,134,283
Pentair Inc.	161,736	5,761,036
Roper Industries Inc.	149,342	8,637,941
SPX Corp.	80,998	5,371,787
Teleflex Inc.	65,533	4,198,699
Textron Inc.	445,582	9,459,706
Trinity Industries Inc.	129,385	2,582,525

		140,775,458
MEDIA – 1.94%
Cablevision NY Group Class A	386,775	9,336,749
CBS Corp. Class B NVS	1,001,298	13,958,094
Central European Media Enterprises Ltd. Class A(a)(b)	56,946	1,669,087
CTC Media Inc.	56,550	973,791
Discovery Communications Inc. Series C(a)	463,579	13,633,858

DISH Network Corp. Class A	331,416	6,900,081
Gannett Co. Inc.	383,104	6,328,878
John Wiley & Sons Inc. Class A	68,139	2,949,056
Liberty Global Inc. Series A(a)	438,541	12,787,856
Liberty Media Corp. - Liberty Capital Group Series A(a)	132,281	4,811,060
McGraw-Hill Companies Inc. (The)	518,633	18,489,266
Meredith Corp.(b)	55,604	1,913,334
New York Times Co. (The) Class A(a)(b)	170,447	1,897,075
Scripps Networks Interactive Inc. Class A	144,540	6,410,349
Washington Post Co. (The) Class B	10,135	4,501,764

		106,560,298
METAL FABRICATE & HARDWARE – 0.72%
Commercial Metals Co.	185,979	2,800,844
Precision Castparts Corp.	230,957	29,264,561
Timken Co. (The)	159,692	4,792,357
Valmont Industries Inc.	34,762	2,879,336

		39,737,098
MINING – 0.35%
Compass Minerals International Inc.	53,742	4,311,721
Royal Gold Inc.	67,925	3,138,814
Titanium Metals Corp.(a)(b)	139,804	2,319,348
Vulcan Materials Co.(b)	206,097	9,736,022

		19,505,905
OFFICE & BUSINESS EQUIPMENT – 0.54%
Pitney Bowes Inc.	340,474	8,324,589
Xerox Corp.	2,166,336	21,121,776

		29,446,365
OIL & GAS – 4.16%
Atwood Oceanics Inc.(a)	92,219	3,193,544
Cabot Oil & Gas Corp.	170,851	6,287,317
Cimarex Energy Co.	137,303	8,153,052
CNX Gas Corp.(a)	40,771	1,551,337
Cobalt International Energy Inc.(a)	117,024	1,591,526
Comstock Resources Inc.(a)	76,469	2,431,714
Concho Resources Inc.(a)	134,299	6,763,298
Continental Resources Inc.(a)(b)	50,136	2,133,287
Denbury Resources Inc.(a)	652,721	11,011,403
Diamond Offshore Drilling Inc.(b)	113,688	10,096,631
EQT Corp.	237,148	9,723,068
EXCO Resources Inc.	229,493	4,218,081
Forest Oil Corp.(a)	183,545	4,739,132
Frontier Oil Corp.	172,621	2,330,384
Helmerich & Payne Inc.	173,575	6,609,736
Holly Corp.	74,640	2,083,202
Mariner Energy Inc.(a)	168,379	2,520,634
Murphy Oil Corp.	314,588	17,676,700
Nabors Industries Ltd.(a)	466,317	9,153,803
Newfield Exploration Co.(a)	218,574	11,376,777
Noble Energy Inc.	285,867	20,868,291
Patterson-UTI Energy Inc.	253,327	3,538,978
Petrohawk Energy Corp.(a)	495,819	10,055,209
Pioneer Natural Resources Co.	188,000	10,588,160
Plains Exploration & Production Co.(a)	230,064	6,899,619
Pride International Inc.(a)	286,274	8,619,710
Quicksilver Resources Inc.(a)	193,423	2,721,462
Range Resources Corp.(b)	257,959	12,090,538
Rowan Companies Inc.(a)(b)	186,877	5,439,989

SandRidge Energy Inc.(a)(b)	231,382	1,781,641
Seahawk Drilling Inc.(a)	19,205	362,014
St. Mary Land & Exploration Co.	102,846	3,580,069
Sunoco Inc.	192,386	5,715,788
Tesoro Corp.(b)	228,071	3,170,187
Unit Corp.(a)	67,349	2,847,516
Whiting Petroleum Corp.(a)	83,987	6,789,509

		228,713,306
OIL & GAS SERVICES – 1.57%
BJ Services Co.	481,294	10,299,692
Cameron International Corp.(a)	396,669	17,001,233
Dresser-Rand Group Inc.(a)	136,264	4,281,415
Exterran Holdings Inc.(a)	102,909	2,487,311
FMC Technologies Inc.(a)	203,831	13,173,598
Helix Energy Solutions Group Inc.(a)	171,394	2,233,264
Oceaneering International Inc.(a)	90,041	5,716,703
Oil States International Inc.(a)	81,698	3,704,187
SEACOR Holdings Inc.(a)	37,343	3,012,086
Smith International Inc.	407,958	17,468,762
Superior Energy Services Inc.(a)	128,856	2,708,553
Tidewater Inc.	85,394	4,036,574

		86,123,378
PACKAGING & CONTAINERS – 0.97%
Ball Corp.	154,970	8,272,299
Bemis Co. Inc.	177,736	5,104,578
Crown Holdings Inc.(a)	263,674	7,108,651
Greif Inc. Class A	54,695	3,003,849
Owens-Illinois Inc.(a)	277,648	9,867,610
Packaging Corp. of America	169,123	4,162,117
Pactiv Corp.(a)	217,127	5,467,258
Sealed Air Corp.	261,355	5,509,363
Sonoco Products Co.	165,076	5,082,690

		53,578,415
PHARMACEUTICALS – 2.83%
AmerisourceBergen Corp.	469,586	13,580,427
Amylin Pharmaceuticals Inc.(a)	232,409	5,226,878
BioMarin Pharmaceutical Inc.(a)	164,928	3,854,367
Cephalon Inc.(a)(b)	121,602	8,242,184
Dendreon Corp.(a)(b)	219,668	8,011,292
Endo Pharmaceuticals Holdings Inc.(a)	193,628	4,587,047
Forest Laboratories Inc.(a)	497,260	15,594,074
Herbalife Ltd.	101,456	4,679,151
Hospira Inc.(a)	264,547	14,986,588
King Pharmaceuticals Inc.(a)	409,693	4,817,990
Mead Johnson Nutrition Co. Class A	337,210	17,545,036
Mylan Inc.(a)(b)	503,127	11,426,014
NBTY Inc.(a)	88,520	4,247,190
Omnicare Inc.	195,002	5,516,607
OSI Pharmaceuticals Inc.(a)	95,650	5,695,958
Perrigo Co.	131,535	7,723,735
United Therapeutics Corp.(a)	76,876	4,253,549
Valeant Pharmaceuticals International(a)(b)	106,616	4,574,893
VCA Antech Inc.(a)	139,960	3,923,079
Watson Pharmaceuticals Inc.(a)	173,731	7,256,744

		155,742,803
PIPELINES – 1.14%
El Paso Corp.	1,155,201	12,522,379

National Fuel Gas Co.	116,500	5,889,075
ONEOK Inc.	172,297	7,865,358
Questar Corp.	286,826	12,390,883
Spectra Energy Corp.	1,063,584	23,962,548

		62,630,243
REAL ESTATE – 0.36%
CB Richard Ellis Group Inc. Class A(a)	438,272	6,946,611
Forest City Enterprises Inc. Class A(a)(b)	180,437	2,600,097
Jones Lang LaSalle Inc.	69,040	5,032,326
St. Joe Co. (The)(a)(b)	152,991	4,949,259

		19,528,293
REAL ESTATE INVESTMENT TRUSTS – 5.49%
Alexandria Real Estate Equities Inc.	72,825	4,922,970
AMB Property Corp.	241,578	6,580,585
Annaly Capital Management Inc.	897,454	15,418,260
Apartment Investment and Management Co. Class A	192,987	3,552,891
AvalonBay Communities Inc.	131,637	11,366,855
Boston Properties Inc.	228,459	17,234,947
Brandywine Realty Trust	211,820	2,586,322
BRE Properties Inc. Class A	89,807	3,210,600
Camden Property Trust	109,995	4,579,092
Chimera Investment Corp.	1,107,340	4,307,553
Corporate Office Properties Trust	94,634	3,797,662
Digital Realty Trust Inc.(b)	125,414	6,797,439
Douglas Emmett Inc.	199,995	3,073,923
Duke Realty Corp.	369,499	4,581,788
Equity Residential	451,560	17,678,574
Essex Property Trust Inc.	48,018	4,319,219
Federal Realty Investment Trust	97,491	7,098,320
HCP Inc.	483,229	15,946,557
Health Care REIT Inc.	198,070	8,958,706
Hospitality Properties Trust	201,716	4,831,098
Host Hotels & Resorts Inc.	1,076,927	15,776,981
HRPT Properties Trust	425,968	3,314,031
Kimco Realty Corp.	668,008	10,447,645
Liberty Property Trust	183,786	6,237,697
Macerich Co. (The)	160,546	6,150,517
Mack-Cali Realty Corp.	129,048	4,548,942
Nationwide Health Properties Inc.	187,631	6,595,230
Piedmont Office Realty Trust Inc. Class A	85,288	1,692,967
ProLogis	780,394	10,301,201
Public Storage	221,646	20,389,216
Realty Income Corp.(b)	172,235	5,285,892
Regency Centers Corp.	147,666	5,533,045
Senior Housing Properties Trust	209,729	4,645,497
SL Green Realty Corp.	126,969	7,271,515
Taubman Centers Inc.	87,557	3,495,275
UDR Inc.	247,837	4,371,845
Ventas Inc.	257,948	12,247,371
Vornado Realty Trust	253,702	19,205,241
Weingarten Realty Investors	172,233	3,713,343

		302,066,812
RETAIL – 5.37%
Abercrombie & Fitch Co. Class A	144,585	6,598,859
Advance Auto Parts Inc.	157,079	6,584,752
Aeropostale Inc.(a)	155,388	4,479,836
American Eagle Outfitters Inc.	282,021	5,223,029
AutoNation Inc.(a)(b)	119,595	2,162,278

AutoZone Inc.(a)	49,196	8,515,336
Barnes & Noble Inc.	61,944	1,339,229
Bed Bath & Beyond Inc.(a)	430,182	18,824,764
Big Lots Inc.(a)	136,267	4,962,844
BJ’s Wholesale Club Inc.(a)	90,188	3,336,054
Brinker International Inc.	168,386	3,246,482
Burger King Holdings Inc.	175,191	3,724,561
CarMax Inc.(a)	363,687	9,135,817
Chico’s FAS Inc.	292,472	4,217,446
Chipotle Mexican Grill Inc.(a)	52,443	5,908,753
Copart Inc.(a)	110,384	3,929,670
Darden Restaurants Inc.	226,058	10,068,623
Dick’s Sporting Goods Inc.(a)	141,590	3,696,915
Dollar General Corp.(a)	56,174	1,418,394
Dollar Tree Inc.(a)(b)	148,243	8,778,950
Family Dollar Stores Inc.	231,123	8,461,413
Foot Locker Inc.	256,586	3,859,053
GameStop Corp. Class A(a)(b)	271,628	5,951,369
J.C. Penney Co. Inc.	366,847	11,801,468
Limited Brands Inc.	437,319	10,766,794
Macy’s Inc.	693,661	15,101,000
MSC Industrial Direct Co. Inc. Class A	70,468	3,574,137
Nordstrom Inc.	272,027	11,112,303
Office Depot Inc.(a)	453,005	3,614,980
O’Reilly Automotive Inc.(a)	223,611	9,326,815
Panera Bread Co. Class A(a)	45,324	3,466,833
Penske Automotive Group Inc.(a)	63,039	909,022
PetSmart Inc.	207,772	6,640,393
RadioShack Corp.	205,864	4,658,702
Rite Aid Corp.(a)(b)	960,980	1,441,470
Ross Stores Inc.	209,019	11,176,246
Sears Holdings Corp.(a)(b)	82,005	8,891,802
Signet Jewelers Ltd.(a)	140,509	4,544,061
Tiffany & Co.	204,400	9,706,956
TJX Companies Inc. (The)	681,488	28,976,870
Urban Outfitters Inc.(a)	211,712	8,051,407
Wendy’s/Arby’s Group Inc. Class A	570,942	2,854,710
Williams-Sonoma Inc.	155,428	4,086,202

		295,126,598
SAVINGS & LOANS – 0.79%
Capitol Federal Financial	33,326	1,248,392
First Niagara Financial Group Inc.	311,369	4,427,667
Hudson City Bancorp Inc.	771,301	10,921,622
New York Community Bancorp Inc.	697,631	11,538,817
People’s United Financial Inc.	611,252	9,559,981
TFS Financial Corp.	137,966	1,841,846
Washington Federal Inc.	185,523	3,769,827

		43,308,152
SEMICONDUCTORS – 4.03%
Advanced Micro Devices Inc.(a)	920,325	8,531,413
Altera Corp.	483,640	11,757,288
Analog Devices Inc.	480,052	13,835,099
Atmel Corp.(a)	742,960	3,737,089
Cree Inc.(a)	170,160	11,948,635
Cypress Semiconductor Corp.(a)	255,999	2,943,989
Fairchild Semiconductor International Inc.(a)	203,551	2,167,818
Integrated Device Technology Inc.(a)	271,995	1,667,329
International Rectifier Corp.(a)	118,165	2,705,979
Intersil Corp. Class A	201,530	2,974,583

KLA-Tencor Corp.	280,227	8,664,619
Lam Research Corp.(a)	208,465	7,779,914
Linear Technology Corp.	366,505	10,364,761
LSI Corp.(a)	1,069,491	6,545,285
Marvell Technology Group Ltd.(a)	849,153	17,305,738
Maxim Integrated Products Inc.	502,731	9,747,954
MEMC Electronic Materials Inc.(a)	368,485	5,648,875
Microchip Technology Inc.(b)	301,628	8,493,844
Micron Technology Inc.(a)	1,395,898	14,503,380
National Semiconductor Corp.	378,237	5,465,525
Novellus Systems Inc.(a)	161,272	4,031,800
NVIDIA Corp.(a)	900,502	15,650,725
ON Semiconductor Corp.(a)	692,323	5,538,584
PMC-Sierra Inc.(a)	367,954	3,282,150
QLogic Corp.(a)	195,833	3,975,410
Rambus Inc.(a)(b)	172,200	3,762,570
Rovi Corp.(a)	167,270	6,210,735
Silicon Laboratories Inc.(a)(b)	73,783	3,517,236
Teradyne Inc.(a)	285,328	3,187,114
Varian Semiconductor Equipment Associates Inc.(a)	120,960	4,006,195
Xilinx Inc.	451,629	11,516,540

		221,468,176
SOFTWARE – 3.90%
Allscripts-Misys Healthcare Solutions Inc.(a)(b)	102,587	2,006,602
ANSYS Inc.(a)	144,328	6,226,310
Autodesk Inc.(a)	376,159	11,066,598
BMC Software Inc.(a)	304,683	11,577,954
Broadridge Financial Solutions Inc.	231,983	4,959,797
CA Inc.	647,479	15,196,332
Cerner Corp.(a)	110,602	9,407,806
Citrix Systems Inc.(a)	298,304	14,160,491
Compuware Corp.(a)	375,831	3,156,980
Dun & Bradstreet Corp. (The)	87,711	6,527,453
Electronic Arts Inc.(a)	532,524	9,936,898
Emdeon Inc. Class A(a)(b)	45,565	752,734
Fidelity National Information Services Inc.	542,637	12,719,411
Fiserv Inc.(a)	256,562	13,023,087
Global Payments Inc.	132,588	6,039,383
Intuit Inc.(a)	532,745	18,294,463
MSCI Inc. Class A(a)	164,934	5,954,117
Novell Inc.(a)	567,227	3,397,690
Nuance Communications Inc.(a)	378,343	6,295,628
Paychex Inc.	530,669	16,291,538
Red Hat Inc.(a)	311,510	9,117,898
Salesforce.com Inc.(a)(b)	178,600	13,296,770
SEI Investments Co.	199,796	4,389,518
Sybase Inc.(a)	137,042	6,388,898
Total System Services Inc.	267,908	4,195,439

		214,379,795
TELECOMMUNICATIONS – 2.67%
Amdocs Ltd.(a)	319,062	9,606,957
CenturyTel Inc.	489,204	17,347,174
Ciena Corp.(a)(b)	149,263	2,274,768
Clearwire Corp. Class A(a)(b)	108,312	774,431
CommScope Inc.(a)	154,730	4,335,535
Crown Castle International Corp.(a)	479,610	18,335,490
EchoStar Corp. Class A(a)	63,170	1,281,088
Frontier Communications Corp.(b)	515,970	3,838,817
Harris Corp.	218,240	10,364,218

JDS Uniphase Corp.(a)	347,391	4,352,809
Leap Wireless International Inc.(a)(b)	96,794	1,583,550
Level 3 Communications Inc.(a)	2,690,986	4,359,397
MetroPCS Communications Inc.(a)(b)	416,285	2,947,298
NeuStar Inc. Class A(a)	119,100	3,001,320
NII Holdings Inc.(a)	273,370	11,388,594
Qwest Communications International Inc.	2,428,569	12,677,130
SBA Communications Corp. Class A(a)(b)	191,840	6,919,669
Telephone and Data Systems Inc.	141,897	4,803,213
Tellabs Inc.	653,217	4,944,853
tw telecom inc.(a)	235,262	4,270,005
United States Cellular Corp.(a)	25,621	1,060,197
Virgin Media Inc.	475,732	8,211,134
Windstream Corp.	735,866	8,013,581

		146,691,228
TEXTILES – 0.20%
Cintas Corp.	217,108	6,098,564
Mohawk Industries Inc.(a)	91,967	5,001,165

		11,099,729
TOYS, GAMES & HOBBIES – 0.39%
Hasbro Inc.	206,341	7,898,733
Mattel Inc.	590,943	13,438,044

		21,336,777
TRANSPORTATION – 1.15%
Alexander & Baldwin Inc.	67,540	2,232,197
C.H. Robinson Worldwide Inc.	279,357	15,602,088
Con-way Inc.	81,256	2,853,711
Expeditors International of Washington Inc.	349,949	12,920,117
Frontline Ltd.(b)	84,891	2,600,211
J.B. Hunt Transport Services Inc.	144,416	5,181,646
Kansas City Southern Industries Inc.(a)	159,449	5,767,270
Kirby Corp.(a)(b)	88,679	3,383,104
Landstar System Inc.	84,704	3,555,874
Overseas Shipholding Group Inc.	43,710	1,714,743
Ryder System Inc.	92,388	3,580,959
Teekay Corp.	70,060	1,593,164
UTi Worldwide Inc.	164,750	2,523,970

		63,509,054
TRUCKING & LEASING – 0.04%
GATX Corp.	77,737	2,227,165

		2,227,165
WATER – 0.12%
American Water Works Co. Inc.	113,680	2,473,677
Aqua America Inc.	224,299	3,940,933

		6,414,610
TOTAL COMMON STOCKS

(Cost: $5,461,252,085)		5,490,145,568

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.64%

MONEY MARKET FUNDS – 6.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
‘0.18%(c)(d)(e)	303,646,283	303,646,283
BlackRock Cash Funds: Prime, SL Agency Shares
‘0.16%(c)(d)(e)	54,981,493	54,981,493
BlackRock Cash Funds: Treasury, SL Agency Shares
‘0.07%(c)(d)	6,764,204	6,764,204

		365,391,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,391,980)		365,391,980

TOTAL INVESTMENTS IN SECURITIES – 106.46%
(Cost: $5,826,644,065)		5,855,537,548
Other Assets, Less Liabilities – (6.46)%		(355,392,263)

NET ASSETS – 100.00%		$5,500,145,285

NVS – Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

AEROSPACE & DEFENSE – 1.59%
Alliant Techsystems Inc.(a)	66,320	5,391,816
BE Aerospace Inc.(a)	93,777	2,855,510
Goodrich Corp.	248,657	17,535,292
Rockwell Collins Inc.	318,128	19,911,631
Spirit AeroSystems Holdings Inc. Class A(a)	68,327	1,597,485
TransDigm Group Inc.	79,979	4,242,086

		51,533,820
AGRICULTURE – 0.64%
Lorillard Inc.	276,708	20,819,510

		20,819,510
AIRLINES – 1.38%
AMR Corp.(a)	671,183	6,114,477
Continental Airlines Inc. Class B(a)	275,732	6,057,832
Copa Holdings SA Class A	60,751	3,693,661
Delta Air Lines Inc.(a)	1,550,558	22,622,641
Southwest Airlines Co.	467,192	6,176,278

		44,664,889
APPAREL – 1.60%
Coach Inc.	638,371	25,228,422
Guess? Inc.	117,362	5,513,667
Hanesbrands Inc.(a)	188,911	5,255,504
Phillips-Van Heusen Corp.	67,102	3,848,971
Polo Ralph Lauren Corp.	104,675	8,901,562
VF Corp.	40,088	3,213,053

		51,961,179
AUTO MANUFACTURERS – 0.18%
Navistar International Corp.(a)	126,838	5,673,464

		5,673,464
AUTO PARTS & EQUIPMENT – 0.59%
BorgWarner Inc.(a)	218,200	8,330,876
Federal-Mogul Corp. Class A(a)	12,865	236,201
Goodyear Tire & Rubber Co. (The)(a)	488,603	6,175,942
TRW Automotive Holdings Corp.(a)	28,894	825,791
WABCO Holdings Inc.(a)	114,258	3,418,599

		18,987,409
BANKS – 0.09%
BOK Financial Corp.	13,651	715,858
CapitalSource Inc.	83,129	464,691
Commerce Bancshares Inc.	43,653	1,795,884

		2,976,433
BEVERAGES – 1.14%
Brown-Forman Corp. Class B NVS	149,962	8,915,241
Coca-Cola Enterprises Inc.	529,264	14,639,442
Green Mountain Coffee Roasters Inc.(a)	69,798	6,757,842
Hansen Natural Corp.(a)	139,154	6,036,501
Molson Coors Brewing Co. Class B NVS	14,677	617,315

		36,966,341

BIOTECHNOLOGY – 2.42%
Abraxis BioScience Inc.(a)	14,160	732,780
Alexion Pharmaceuticals Inc.(a)	177,474	9,649,261
Bio-Rad Laboratories Inc. Class A(a)	38,621	3,998,046
Charles River Laboratories International Inc.(a)	88,458	3,477,284
Illumina Inc.(a)(b)	248,101	9,651,129
Life Technologies Corp.(a)	312,018	16,309,181
Millipore Corp.(a)	111,815	11,807,664
Myriad Genetics Inc.(a)	193,084	4,643,670
Talecris Biotherapeutics Holdings Corp.(a)	101,143	2,014,769
Vertex Pharmaceuticals Inc.(a)	390,931	15,977,350

		78,261,134
BUILDING MATERIALS – 0.53%
Armstrong World Industries Inc.(a)	18,161	659,426
Eagle Materials Inc.	87,880	2,332,335
Lennox International Inc.	93,572	4,147,111
Martin Marietta Materials Inc.(b)	34,452	2,878,465
Masco Corp.	340,472	5,284,125
Owens Corning(a)	75,622	1,923,824

		17,225,286
CHEMICALS – 3.10%
Albemarle Corp.	10,680	455,288
Ashland Inc.	11,924	629,229
Celanese Corp. Series A	315,180	10,038,483
CF Industries Holdings Inc.	81,018	7,387,221
Ecolab Inc.	475,047	20,878,316
FMC Corp.	124,917	7,562,475
International Flavors & Fragrances Inc.	148,557	7,081,712
Intrepid Potash Inc.(a)(b)	77,189	2,341,142
Lubrizol Corp.	118,788	10,895,235
RPM International Inc.	136,271	2,908,023
Sherwin-Williams Co. (The)	160,051	10,832,252
Sigma-Aldrich Corp.	246,163	13,209,107
Terra Industries Inc.	137,250	6,280,560
Valhi Inc.	1,452	28,575

		100,527,618
COAL – 1.36%
Alpha Natural Resources Inc.(a)	241,635	12,055,170
CONSOL Energy Inc.	330,841	14,113,677
Massey Energy Co.	155,323	8,121,840
Walter Energy Inc.	106,695	9,844,748

		44,135,435
COMMERCIAL SERVICES – 4.87%
Aaron’s Inc.	96,114	3,204,441
Alliance Data Systems Corp.(a)(b)	107,211	6,860,432
Apollo Group Inc. Class A(a)	266,312	16,322,262
Brink’s Home Security Holdings Inc.(a)	92,163	3,921,536
Career Education Corp.(a)(b)	128,593	4,068,683
Convergys Corp.(a)	25,574	313,537
Corrections Corp. of America(a)	26,486	526,012
DeVry Inc.	125,578	8,187,686
Education Management Corp.(a)	28,937	633,720
Equifax Inc.	199,420	7,139,236
FTI Consulting Inc.(a)	93,342	3,670,207
Genpact Ltd.(a)	126,057	2,113,976
H&R Block Inc.	685,041	12,193,730
Hewitt Associates Inc. Class A(a)	166,788	6,634,827
Hillenbrand Inc.	47,855	1,052,331

Interactive Data Corp.	34,173	1,093,536
Iron Mountain Inc.	361,222	9,897,483
ITT Educational Services Inc.(a)(b)	71,517	8,044,232
KAR Auction Services Inc.(a)	35,073	528,199
Lender Processing Services Inc.	191,981	7,247,283
Monster Worldwide Inc.(a)(b)	148,675	2,469,492
Moody’s Corp.(b)	378,414	11,257,816
Morningstar Inc.(a)	39,486	1,898,882
Pharmaceutical Product Development Inc.	211,323	5,018,921
R.R. Donnelley & Sons Co.	106,642	2,276,807
Robert Half International Inc.	308,383	9,384,095
SAIC Inc.(a)	590,863	10,458,275
Strayer Education Inc.(b)	28,299	6,891,372
Verisk Analytics Inc. Class A(a)	148,539	4,188,800
Weight Watchers International Inc.	6,428	164,107

		157,661,916
COMPUTERS – 4.22%
Brocade Communications Systems Inc.(a)	311,104	1,776,404
Cadence Design Systems Inc.(a)	530,546	3,533,436
Cognizant Technology Solutions Corp. Class A(a)	587,418	29,946,570
Diebold Inc.	116,857	3,711,378
DST Systems Inc.	68,175	2,825,854
FactSet Research Systems Inc.(b)	84,337	6,187,806
IHS Inc. Class A(a)	96,089	5,137,879
MICROS Systems Inc.(a)	162,636	5,347,472
NCR Corp.(a)	319,327	4,406,713
NetApp Inc.(a)	668,545	21,767,825
SanDisk Corp.(a)	220,821	7,647,031
Seagate Technology(a)	888,778	16,229,086
Synopsys Inc.(a)	182,275	4,077,492
Teradata Corp.(a)	283,851	8,200,455
Western Digital Corp.(a)	404,898	15,786,973

		136,582,374
COSMETICS & PERSONAL CARE – 1.46%
Alberto-Culver Co.	146,217	3,823,575
Avon Products Inc.	858,420	29,074,685
Estee Lauder Companies Inc. (The) Class A	223,664	14,509,084

		47,407,344
DISTRIBUTION & WHOLESALE – 1.03%
Fastenal Co.(b)	266,579	12,793,126
LKQ Corp.(a)	283,519	5,755,436
W.W. Grainger Inc.	123,991	13,405,907
WESCO International Inc.(a)(b)	44,872	1,557,507

		33,511,976
DIVERSIFIED FINANCIAL SERVICES – 3.47%
Affiliated Managers Group Inc.(a)	83,043	6,560,397
AmeriCredit Corp.(a)	54,991	1,306,586
Ameriprise Financial Inc.	40,419	1,833,406
Eaton Vance Corp.	235,325	7,892,800
Federated Investors Inc. Class B	165,567	4,367,657
GLG Partners Inc.(a)(b)	383,150	1,176,270
Greenhill & Co. Inc.	41,251	3,386,295
IntercontinentalExchange Inc.(a)	146,836	16,472,062
Invesco Ltd.	66,920	1,466,217
Investment Technology Group Inc.(a)	7,155	119,417
Janus Capital Group Inc.	320,268	4,576,630
Jefferies Group Inc.(b)	176,623	4,180,666

Lazard Ltd. Class A(b)	154,610	5,519,577
NASDAQ OMX Group Inc. (The)(a)	121,160	2,558,899
NYSE Euronext Inc.	134,548	3,983,966
SLM Corp.(a)	204,521	2,560,603
Student Loan Corp. (The)	1,045	37,129
T. Rowe Price Group Inc.	513,678	28,216,333
TD AMERITRADE Holding Corp.(a)	527,177	10,047,994
Waddell & Reed Financial Inc. Class A	173,948	6,269,086

		112,531,990
ELECTRIC – 2.28%
AES Corp. (The)(a)	1,083,643	11,920,073
Allegheny Energy Inc.	209,396	4,816,108
Calpine Corp.(a)	364,263	4,331,087
CenterPoint Energy Inc.	660,517	9,485,024
Constellation Energy Group Inc.	310,229	10,892,140
DPL Inc.	29,607	805,014
Integrys Energy Group Inc.	33,776	1,600,307
ITC Holdings Corp.	100,091	5,505,005
NV Energy Inc.	201,787	2,488,034
Ormat Technologies Inc.	39,555	1,113,078
PPL Corp.	755,445	20,933,381

		73,889,251
ELECTRICAL COMPONENTS & EQUIPMENT – 0.67%
A123 Systems Inc.(a)(b)	38,286	526,050
AMETEK Inc.	216,858	8,990,933
Energizer Holdings Inc.(a)	117,240	7,357,982
Hubbell Inc. Class B	14,141	713,131
Molex Inc.	22,789	475,379
SunPower Corp. Class A(a)(b)	193,968	3,665,995

		21,729,470
ELECTRONICS – 3.55%
Agilent Technologies Inc.(a)	689,311	23,705,405
Amphenol Corp. Class A	345,349	14,570,274
Arrow Electronics Inc.(a)	99,972	3,012,156
Avnet Inc.(a)	101,977	3,059,310
AVX Corp.	21,211	301,196
Dolby Laboratories Inc. Class A(a)	105,556	6,192,971
FLIR Systems Inc.(a)	303,039	8,545,700
Garmin Ltd.(b)	186,169	7,163,783
Gentex Corp.	278,362	5,405,790
Itron Inc.(a)	74,330	5,394,128
Jabil Circuit Inc.	188,079	3,044,999
Mettler-Toledo International Inc.(a)	67,350	7,354,620
National Instruments Corp.	114,281	3,811,271
PerkinElmer Inc.	50,911	1,216,773
Thomas & Betts Corp.(a)	33,657	1,320,701
Trimble Navigation Ltd.(a)	241,355	6,931,716
Vishay Intertechnology Inc.(a)	80,025	818,656
Waters Corp.(a)	194,378	13,128,290

		114,977,739
ENGINEERING & CONSTRUCTION – 1.59%
AECOM Technology Corp.(a)	190,147	5,394,470
Fluor Corp.	360,983	16,789,319
Jacobs Engineering Group Inc.(a)	249,047	11,254,434
McDermott International Inc.(a)	460,856	12,406,244
Shaw Group Inc. (The)(a)	137,021	4,716,263
URS Corp.(a)	21,010	1,042,306

		51,603,036

ENTERTAINMENT – 0.39%
International Game Technology	497,572	9,180,203
Regal Entertainment Group Class A	83,559	1,468,132
Scientific Games Corp. Class A(a)	128,619	1,810,956
Warner Music Group Corp.(a)	7,835	54,140

		12,513,431
ENVIRONMENTAL CONTROL – 0.81%
Nalco Holding Co.	279,089	6,790,235
Republic Services Inc.	206,296	5,986,710
Stericycle Inc.(a)(b)	171,210	9,330,945
Waste Connections Inc.(a)	118,539	4,025,584

		26,133,474
FOOD – 2.27%
Campbell Soup Co.	269,738	9,535,238
Dean Foods Co.(a)	363,606	5,704,978
Flowers Foods Inc.	128,860	3,187,996
H.J. Heinz Co.	512,138	23,358,614
Hershey Co. (The)	181,271	7,760,211
Hormel Foods Corp.	13,683	574,823
McCormick & Co. Inc. NVS	262,834	10,082,312
Sara Lee Corp.	346,957	4,833,111
Smithfield Foods Inc.(a)	21,357	442,944
Whole Foods Market Inc.(a) (b)	224,577	8,118,459

		73,598,686
FOREST PRODUCTS & PAPER – 0.24%
Plum Creek Timber Co. Inc.(b)	116,927	4,549,630
Rayonier Inc.	72,067	3,274,004

		7,823,634
HAND & MACHINE TOOLS – 0.04%
Snap-on Inc.	31,827	1,379,382

		1,379,382
HEALTH CARE - PRODUCTS – 4.28%
Beckman Coulter Inc.	138,341	8,687,815
C.R. Bard Inc.	199,337	17,266,571
DENTSPLY International Inc.	299,546	10,439,178
Edwards Lifesciences Corp.(a)	112,968	11,170,276
Gen-Probe Inc.(a)	98,753	4,937,650
Henry Schein Inc.(a)	181,882	10,712,850
Hill-Rom Holdings Inc.	50,461	1,373,044
Hologic Inc.(a)	50,649	939,032
IDEXX Laboratories Inc.(a)	117,955	6,788,310
Intuitive Surgical Inc.(a)(b)	76,089	26,488,864
Inverness Medical Innovations Inc.(a)	74,707	2,909,838
Kinetic Concepts Inc.(a)	43,891	2,098,429
Patterson Companies Inc.	203,082	6,305,696
ResMed Inc.(a)	151,997	9,674,609
TECHNE Corp.	75,352	4,799,169
Varian Medical Systems Inc.(a)(b)	252,759	13,985,155

		138,576,486
HEALTH CARE - SERVICES – 2.55%
Community Health Systems Inc.(a)	93,433	3,450,481
Covance Inc.(a)	129,028	7,921,029
Coventry Health Care Inc.(a)	84,262	2,082,957

DaVita Inc.(a)	208,507	13,219,344
Health Management Associates Inc. Class A(a)	496,533	4,270,184
Humana Inc.(a)	125,635	5,875,949
Laboratory Corp. of America Holdings(a)(b)	218,346	16,530,976
Lincare Holdings Inc.(a)(b)	112,501	5,049,045
MEDNAX Inc.(a)	29,710	1,728,825
Quest Diagnostics Inc.	311,903	18,180,826
Tenet Healthcare Corp.(a)	656,112	3,752,961
Universal Health Services Inc. Class B	13,432	471,329

		82,533,906
HOLDING COMPANIES - DIVERSIFIED – 0.11%
Leucadia National Corp.(a)	137,163	3,403,014

		3,403,014
HOME BUILDERS – 0.14%
KB Home	11,618	194,601
M.D.C. Holdings Inc.	28,829	997,772
NVR Inc.(a)	2,144	1,557,616
Pulte Homes Inc.(a)	71,859	808,414
Thor Industries Inc.	34,189	1,032,850

		4,591,253
HOME FURNISHINGS – 0.11%
Harman International Industries Inc.(a)	78,029	3,650,197

		3,650,197
HOUSEHOLD PRODUCTS & WARES – 0.96%
Avery Dennison Corp.	42,497	1,547,316
Church & Dwight Co. Inc.	141,599	9,480,053
Clorox Co. (The)	248,685	15,950,656
Scotts Miracle-Gro Co. (The) Class A	90,099	4,176,089

		31,154,114
HOUSEWARES – 0.14%
Newell Rubbermaid Inc.	90,595	1,377,044
Toro Co. (The)	67,234	3,305,896

		4,682,940
INSURANCE – 1.84%
American International Group Inc.(a)(b)	92,861	3,170,275
Arthur J. Gallagher & Co.	186,899	4,588,370
Axis Capital Holdings Ltd.	75,427	2,357,848
Brown & Brown Inc.	172,651	3,093,906
CIGNA Corp.	35,764	1,308,247
CNA Financial Corp.(a)	25,079	670,111
Endurance Specialty Holdings Ltd.	31,227	1,160,083
Erie Indemnity Co. Class A	41,473	1,788,730
Fidelity National Financial Inc. Class A	69,494	1,029,901
Genworth Financial Inc. Class A(a)	419,719	7,697,646
Hanover Insurance Group Inc. (The)	7,145	311,593
Lincoln National Corp.	186,309	5,719,686
Marsh & McLennan Companies Inc.	78,895	1,926,616
Principal Financial Group Inc.	623,809	18,221,461
Progressive Corp. (The)	139,936	2,671,378
Reinsurance Group of America Inc.	11,516	604,820
Symetra Financial Corp.(a)	24,769	326,455
Validus Holdings Ltd.	27,168	747,935
W.R. Berkley Corp.	89,559	2,336,594

		59,731,655

INTERNET – 3.02%
Akamai Technologies Inc.(a)(b)	346,357	10,879,073
Equinix Inc.(a)	76,413	7,438,041
Expedia Inc.	336,952	8,410,322
F5 Networks Inc.(a)	158,487	9,748,535
IAC/InterActiveCorp(a)	74,080	1,684,579
McAfee Inc.(a)	313,275	12,571,726
Netflix Inc.(a)(b)	80,772	5,956,127
Priceline.com Inc.(a)(b)	88,321	22,521,855
Sohu.com Inc.(a)	60,373	3,296,366
VeriSign Inc.(a)	388,945	10,116,459
WebMD Health Corp.(a)(b)	108,912	5,051,339

		97,674,422
IRON & STEEL – 0.11%
Cliffs Natural Resources Inc.	25,329	1,797,093
Schnitzer Steel Industries Inc. Class A	34,072	1,789,802

		3,586,895
LEISURE TIME – 0.22%
Royal Caribbean Cruises Ltd.(a)(b)	81,405	2,685,551
WMS Industries Inc.(a)	105,996	4,445,472

		7,131,023
LODGING – 0.94%
Choice Hotels International Inc.	16,076	559,606
Hyatt Hotels Corp. Class A(a)	54,591	2,126,865
Las Vegas Sands Corp.(a)(b)	453,888	9,599,731
Marriott International Inc. Class A	282,628	8,908,435
MGM MIRAGE(a)(b)	182,633	2,191,596
Starwood Hotels & Resorts Worldwide Inc.	61,295	2,858,799
Wyndham Worldwide Corp.	158,530	4,078,977

		30,324,009
MACHINERY – 1.46%
Bucyrus International Inc.	36,657	2,418,995
Cummins Inc.	134,463	8,329,983
Flowserve Corp.	113,002	12,460,731
Graco Inc.	54,953	1,758,496
IDEX Corp.	95,897	3,174,191
Joy Global Inc.	180,796	10,233,054
Rockwell Automation Inc.	28,473	1,604,738
Wabtec Corp.	96,080	4,046,890
Zebra Technologies Corp. Class A(a)	108,770	3,219,592

		47,246,670
MANUFACTURING – 1.79%
Brink’s Co. (The)	96,255	2,717,279
Carlisle Companies Inc.	33,417	1,273,188
Crane Co.	51,131	1,815,150
Donaldson Co. Inc.	155,926	7,035,381
Dover Corp.	265,632	12,418,296
Harsco Corp.	118,242	3,776,649
ITT Corp.	36,247	1,943,202
Leggett & Platt Inc.	186,789	4,042,114
Pall Corp.	237,274	9,607,224
Pentair Inc.	54,973	1,958,138
Roper Industries Inc.	156,807	9,069,717
Teleflex Inc.	34,135	2,187,029

		57,843,367

MEDIA – 1.47%
CTC Media Inc.	68,292	1,175,988
Discovery Communications Inc. Series C(a)	527,379	15,510,216
John Wiley & Sons Inc. Class A	83,421	3,610,461
McGraw-Hill Companies Inc. (The)	631,925	22,528,126
New York Times Co. (The) Class A(a)	14,639	162,932
Scripps Networks Interactive Inc. Class A	105,016	4,657,460

		47,645,183
METAL FABRICATE & HARDWARE – 1.21%
Precision Castparts Corp.	281,749	35,700,415
Valmont Industries Inc.	42,583	3,527,150

		39,227,565
MINING – 0.12%
Compass Minerals International Inc.	35,118	2,817,517
Royal Gold Inc.	21,015	971,103

		3,788,620
OFFICE & BUSINESS EQUIPMENT – 0.17%
Xerox Corp.	549,447	5,357,108

		5,357,108
OIL & GAS – 2.48%
Atwood Oceanics Inc.(a)	96,060	3,326,558
CNX Gas Corp.(a)	49,261	1,874,381
Cobalt International Energy Inc.(a)	50,147	681,999
Comstock Resources Inc.(a)	7,570	240,726
Continental Resources Inc.(a)	29,435	1,252,459
Diamond Offshore Drilling Inc.(b)	139,014	12,345,833
EQT Corp.	289,527	11,870,607
EXCO Resources Inc.	248,524	4,567,871
Forest Oil Corp.(a)	82,641	2,133,791
Frontier Oil Corp.	166,019	2,241,256
Helmerich & Payne Inc.	66,335	2,526,037
Holly Corp.	91,126	2,543,327
Mariner Energy Inc.(a)	184,187	2,757,279
Patterson-UTI Energy Inc.	44,889	627,099
Petrohawk Energy Corp.(a)	606,570	12,301,240
Plains Exploration & Production Co.(a)	152,444	4,571,796
Pride International Inc.(a)	163,993	4,937,829
Quicksilver Resources Inc.(a)(b)	236,308	3,324,854
Range Resources Corp.	46,409	2,175,190
Rowan Companies Inc.(a)	40,075	1,166,583
Seahawk Drilling Inc.(a)	10,866	204,824
St. Mary Land & Exploration Co.	30,876	1,074,794
Tesoro Corp.(b)	113,411	1,576,413

		80,322,746
OIL & GAS SERVICES – 1.90%
Cameron International Corp.(a)	444,446	19,048,956
Dresser-Rand Group Inc.(a)	166,635	5,235,672
Exterran Holdings Inc.(a)	58,306	1,409,256
FMC Technologies Inc.(a)	249,176	16,104,245
Oceaneering International Inc.(a)	110,475	7,014,058
Smith International Inc.	296,824	12,710,004

		61,522,191
PACKAGING & CONTAINERS – 0.96%
Ball Corp.	123,440	6,589,227
Crown Holdings Inc.(a)	322,876	8,704,737

Owens-Illinois Inc.(a)	276,626	9,831,288
Packaging Corp. of America	20,362	501,109
Pactiv Corp.(a)	218,530	5,502,585

		31,128,946
PHARMACEUTICALS – 3.96%
AmerisourceBergen Corp.	503,214	14,552,949
Amylin Pharmaceuticals Inc.(a)	283,575	6,377,602
BioMarin Pharmaceutical Inc.(a)	201,327	4,705,012
Cephalon Inc.(a)(b)	148,910	10,093,120
Dendreon Corp.(a)(b)	268,749	9,801,276
Herbalife Ltd.	122,841	5,665,427
Hospira Inc.(a)	322,221	18,253,820
Mead Johnson Nutrition Co. Class A	206,615	10,750,178
Mylan Inc.(a)(b)	436,947	9,923,066
NBTY Inc.(a)	74,644	3,581,419
Omnicare Inc.	100,800	2,851,632
OSI Pharmaceuticals Inc.(a)	116,774	6,953,892
Perrigo Co.	159,505	9,366,134
United Therapeutics Corp.(a)	93,742	5,186,745
Valeant Pharmaceuticals International(a)(b)	129,828	5,570,919
VCA Antech Inc.(a)	170,403	4,776,396

		128,409,587
PIPELINES – 0.13%
El Paso Corp.	391,848	4,247,632

		4,247,632
REAL ESTATE – 0.45%
CB Richard Ellis Group Inc. Class A(a)	535,075	8,480,939
St. Joe Co. (The)(a)(b)	186,095	6,020,173

		14,501,112
REAL ESTATE INVESTMENT TRUSTS – 1.70%
Alexandria Real Estate Equities Inc.	18,974	1,282,642
Digital Realty Trust Inc.(b)	153,584	8,324,253
Federal Realty Investment Trust	15,313	1,114,940
HCP Inc.	228,951	7,555,383
Health Care REIT Inc.	121,655	5,502,456
Nationwide Health Properties Inc.	172,911	6,077,822
Piedmont Office Realty Trust Inc. Class A	13,327	264,541
Public Storage	270,155	24,851,558

		54,973,595
RETAIL – 8.20%
Abercrombie & Fitch Co. Class A	87,900	4,011,756
Advance Auto Parts Inc.	192,227	8,058,156
Aeropostale Inc.(a)	189,635	5,467,177
American Eagle Outfitters Inc.	344,739	6,384,566
AutoNation Inc.(a)	14,291	258,381
AutoZone Inc.(a)	60,233	10,425,730
Barnes & Noble Inc.	15,725	339,974
Bed Bath & Beyond Inc.(a)	524,179	22,938,073
Big Lots Inc.(a)	18,497	673,661
BJ’s Wholesale Club Inc.(a)	19,176	709,320
Brinker International Inc.	205,783	3,967,496
Burger King Holdings Inc.	214,419	4,558,548
CarMax Inc.(a)	315,172	7,917,121
Chico’s FAS Inc.	336,501	4,852,344
Chipotle Mexican Grill Inc.(a)	64,310	7,245,808
Copart Inc.(a)	135,046	4,807,638

Darden Restaurants Inc.	276,563	12,318,116
Dick’s Sporting Goods Inc.(a)	172,782	4,511,338
Dollar General Corp.(a)	45,715	1,154,304
Dollar Tree Inc.(a)(b)	181,318	10,737,652
Family Dollar Stores Inc.	282,800	10,353,308
Foot Locker Inc.	138,617	2,084,800
GameStop Corp. Class A(a)(b)	291,156	6,379,228
Limited Brands Inc.	360,213	8,868,444
MSC Industrial Direct Co. Inc. Class A	86,225	4,373,332
Nordstrom Inc.	332,611	13,587,159
Office Depot Inc.(a)	100,794	804,336
O’Reilly Automotive Inc.(a)	273,615	11,412,482
Panera Bread Co. Class A(a)	55,495	4,244,813
Penske Automotive Group Inc.(a)	27,680	399,146
PetSmart Inc.	252,240	8,061,590
RadioShack Corp.	33,065	748,261
Ross Stores Inc.	255,573	13,665,488
Tiffany & Co.	229,002	10,875,305
TJX Companies Inc. (The)	831,386	35,350,533
Urban Outfitters Inc.(a)	257,229	9,782,419
Wendy’s/Arby’s Group Inc. Class A	277,244	1,386,220
Williams-Sonoma Inc.	76,658	2,015,339

		265,729,362
SAVINGS & LOANS – 0.28%
Capitol Federal Financial	40,245	1,507,578
Hudson City Bancorp Inc.	524,164	7,422,162
TFS Financial Corp.	19,469	259,911

		9,189,651
SEMICONDUCTORS – 6.37%
Advanced Micro Devices Inc.(a)	592,167	5,489,388
Altera Corp.	591,611	14,382,063
Analog Devices Inc.	584,589	16,847,855
Cree Inc.(a)	208,197	14,619,593
Cypress Semiconductor Corp.(a)	283,107	3,255,730
Integrated Device Technology Inc.(a)	70,883	434,513
International Rectifier Corp.(a)	64,150	1,469,035
Intersil Corp. Class A	122,409	1,806,757
Lam Research Corp.(a)	254,943	9,514,473
Linear Technology Corp.	448,263	12,676,878
Marvell Technology Group Ltd.(a)	930,742	18,968,522
Maxim Integrated Products Inc.	515,728	9,999,966
MEMC Electronic Materials Inc.(a)	451,456	6,920,820
Microchip Technology Inc.(b)	336,567	9,477,727
Micron Technology Inc.(a)	300,385	3,121,000
National Semiconductor Corp.	463,684	6,700,234
Novellus Systems Inc.(a)	118,955	2,973,875
NVIDIA Corp.(a)(b)	1,096,911	19,064,313
ON Semiconductor Corp.(a)	848,790	6,790,320
QLogic Corp.(a)	239,047	4,852,654
Rambus Inc.(a)(b)	211,400	4,619,090
Rovi Corp.(a)	140,815	5,228,461
Silicon Laboratories Inc.(a)(b)	90,153	4,297,593
Teradyne Inc.(a)	348,558	3,893,393
Varian Semiconductor Equipment Associates Inc.(a)	148,025	4,902,588
Xilinx Inc.	552,658	14,092,779

		206,399,620
SOFTWARE – 7.30%
Allscripts-Misys Healthcare Solutions Inc.(a)(b)	125,980	2,464,169

ANSYS Inc.(a)	176,896	7,631,293
Autodesk Inc.(a)	311,589	9,166,948
BMC Software Inc.(a)	372,849	14,168,262
Broadridge Financial Solutions Inc.	175,714	3,756,765
CA Inc.	611,336	14,348,056
Cerner Corp.(a)	135,331	11,511,255
Citrix Systems Inc.(a)	363,291	17,245,424
Dun & Bradstreet Corp. (The)	107,267	7,982,810
Electronic Arts Inc.(a)	651,301	12,153,277
Emdeon Inc. Class A(a)(b)	41,701	688,901
Fidelity National Information Services Inc.	410,565	9,623,644
Fiserv Inc.(a)	313,713	15,924,072
Global Payments Inc.	162,152	7,386,024
Intuit Inc.(a)	649,111	22,290,472
MSCI Inc. Class A(a)	201,441	7,272,020
Novell Inc.(a)	315,708	1,891,091
Nuance Communications Inc.(a)	421,038	7,006,072
Paychex Inc.	646,472	19,846,690
Red Hat Inc.(a)	381,065	11,153,773
Salesforce.com Inc.(a)(b)	218,364	16,257,200
SEI Investments Co.	243,536	5,350,486
Sybase Inc.(a)	166,336	7,754,584
Total System Services Inc.	234,711	3,675,574

		236,548,862
TELECOMMUNICATIONS – 1.62%
Amdocs Ltd.(a)	55,469	1,670,172
Ciena Corp.(a)(b)	19,924	303,642
Crown Castle International Corp.(a)	210,823	8,059,763
Frontier Communications Corp.(b)	273,860	2,037,518
Harris Corp.	209,126	9,931,394
JDS Uniphase Corp.(a)	221,271	2,772,526
Leap Wireless International Inc.(a)(b)	91,336	1,494,257
MetroPCS Communications Inc.(a)	512,897	3,631,311
NeuStar Inc. Class A(a)	145,482	3,666,146
NII Holdings Inc.(a)	17,638	734,799
SBA Communications Corp. Class A(a)(b)	235,015	8,476,991
tw telecom inc.(a)	283,805	5,151,061
Windstream Corp.	408,535	4,448,946

		52,378,526
TEXTILES – 0.04%
Cintas Corp.	47,966	1,347,365

		1,347,365
TOYS, GAMES & HOBBIES – 0.57%
Hasbro Inc.	148,911	5,700,313
Mattel Inc.	561,131	12,760,119

		18,460,432
TRANSPORTATION – 1.68%
C.H. Robinson Worldwide Inc.	340,288	19,005,085
Con-way Inc.	32,701	1,148,459
Expeditors International of Washington Inc.	428,122	15,806,264
J.B. Hunt Transport Services Inc.	176,621	6,337,161
Kansas City Southern Industries Inc.(a)	88,615	3,205,205
Kirby Corp.(a)	22,375	853,606
Landstar System Inc.	103,558	4,347,365
Teekay Corp.	37,189	845,678
UTi Worldwide Inc.	185,992	2,849,397

		54,398,220

TRUCKING & LEASING – 0.04%
GATX Corp.	41,036	1,175,681

		1,175,681
WATER – 0.01%
American Water Works Co. Inc.	18,259	397,316

		397,316

TOTAL COMMON STOCKS
(Cost: $3,132,980,867)		3,234,355,492

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.43%

MONEY MARKET FUNDS – 8.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
‘0.18%(c)(d)(e)	228,732,076	228,732,076
BlackRock Cash Funds: Prime, SL Agency Shares
‘0.16%(c)(d)(e)	41,416,713	41,416,713
BlackRock Cash Funds: Treasury, SL Agency Shares
‘0.07%(c)(d)	3,081,459	3,081,459

		273,230,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,230,248)		273,230,248

TOTAL INVESTMENTS IN SECURITIES – 108.27%
(Cost: $3,406,211,115)		3,507,585,740
Other Assets, Less Liabilities – (8.27)%		(267,904,541)

NET ASSETS – 100.00%		$3,239,681,199

NVS – Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.37%
Clear Channel Outdoor Holdings Inc. Class A(a)	67,888	720,292
Interpublic Group of Companies Inc. (The)(a)	779,282	6,483,626
Lamar Advertising Co. Class A(a)(b)	93,645	3,216,706

		10,420,624
AEROSPACE & DEFENSE – 0.80%
BE Aerospace Inc.(a)	79,383	2,417,212
L-3 Communications Holdings Inc.	191,037	17,504,720
Spirit AeroSystems Holdings Inc. Class A(a)	117,163	2,739,271

		22,661,203
AGRICULTURE – 0.56%
Bunge Ltd.(b)	219,467	13,525,751
Lorillard Inc.	30,110	2,265,476

		15,791,227
AIRLINES – 0.39%
Southwest Airlines Co.	837,828	11,076,086

		11,076,086
APPAREL – 0.39%
Phillips-Van Heusen Corp.	29,680	1,702,445
Polo Ralph Lauren Corp.	5,339	454,029
VF Corp.	112,751	9,036,993

		11,193,467
AUTO MANUFACTURERS – 0.21%
Oshkosh Corp.(a)	145,604	5,873,665

		5,873,665
AUTO PARTS & EQUIPMENT – 0.37%
Autoliv Inc.(a)(b)	139,861	7,207,037
BorgWarner Inc.(a)	14,061	536,849
Federal-Mogul Corp. Class A(a)	24,365	447,341
TRW Automotive Holdings Corp.(a)	71,766	2,051,072
WABCO Holdings Inc.(a)	12,206	365,204

		10,607,503
BANKS – 5.55%
Associated Banc-Corp	284,667	3,928,405
BancorpSouth Inc.	136,684	2,864,897
Bank of Hawaii Corp.	78,364	3,522,462
BOK Financial Corp.	21,778	1,142,038
CapitalSource Inc.	338,933	1,894,635
City National Corp.	70,952	3,829,279
Comerica Inc.	289,380	11,008,015
Commerce Bancshares Inc.	68,433	2,815,334
Cullen/Frost Bankers Inc.	85,002	4,743,112
Fifth Third Bancorp	1,303,474	17,714,212
First Citizens BancShares Inc. Class A	9,855	1,958,780
First Horizon National Corp.(a)	368,991	5,184,324
Fulton Financial Corp.	283,519	2,889,059
Huntington Bancshares Inc.	1,174,993	6,309,712
KeyCorp	1,444,391	11,194,030
M&T Bank Corp.(b)	125,291	9,945,600
Marshall & Ilsley Corp.	863,578	6,951,803

Popular Inc.(a)	1,051,643	3,060,281
Regions Financial Corp.	1,889,284	14,830,879
SunTrust Banks Inc.	818,018	21,914,702
Synovus Financial Corp.	623,730	2,052,072
TCF Financial Corp.(b)	232,817	3,711,103
Valley National Bancorp	252,009	3,873,378
Whitney Holding Corp.	159,956	2,205,793
Wilmington Trust Corp.	149,636	2,479,469
Zions Bancorporation(b)	247,581	5,402,217

		157,425,591
BEVERAGES – 1.12%
Brown-Forman Corp. Class B NVS	24,191	1,438,155
Coca-Cola Enterprises Inc.	75,921	2,099,975
Constellation Brands Inc. Class A(a)	312,824	5,142,827
Dr Pepper Snapple Group Inc.	415,290	14,605,749
Molson Coors Brewing Co. Class B NVS	198,250	8,338,395

		31,625,101
BIOTECHNOLOGY – 0.11%
Charles River Laboratories International Inc.(a)	36,036	1,416,575
Life Technologies Corp.(a)	32,644	1,706,302

		3,122,877
BUILDING MATERIALS – 0.44%
Armstrong World Industries Inc.(a)	19,450	706,229
Martin Marietta Materials Inc.(b)	45,036	3,762,758
Masco Corp.	312,008	4,842,364
Owens Corning(a)	78,748	2,003,349
USG Corp.(a)(b)	66,796	1,146,219

		12,460,919
CHEMICALS – 2.51%
Airgas Inc.	133,681	8,504,785
Albemarle Corp.	141,687	6,040,117
Ashland Inc.	118,632	6,260,211
Cabot Corp.	107,160	3,257,664
CF Industries Holdings Inc.	13,779	1,256,369
Cytec Industries Inc.	77,730	3,633,100
Eastman Chemical Co.	119,416	7,604,411
FMC Corp.	17,562	1,063,203
Huntsman Corp.	267,017	3,217,555
International Flavors & Fragrances Inc.	7,388	352,186
Intrepid Potash Inc.(a)(b)	4,849	147,070
Lubrizol Corp.	14,314	1,312,880
PPG Industries Inc.	269,630	17,633,802
RPM International Inc.	99,767	2,129,028
Sherwin-Williams Co. (The)	21,966	1,486,659
Terra Industries Inc.	51,911	2,375,447
Valhi Inc.	5,932	116,742
Valspar Corp. (The)	163,178	4,810,487

		71,201,716
COAL – 0.27%
Arch Coal Inc.	266,958	6,099,990
Massey Energy Co.	31,658	1,655,397

		7,755,387
COMMERCIAL SERVICES – 1.51%
Career Education Corp.(a)	8,160	258,182
Convergys Corp.(a)	139,669	1,712,342

Corrections Corp. of America(a)	167,528	3,327,106
Education Management Corp.(a)	14,454	316,543
Equifax Inc.	44,964	1,609,711
Hertz Global Holdings Inc.(a)(b)	306,101	3,057,949
Hillenbrand Inc.	62,082	1,365,183
Interactive Data Corp.	32,325	1,034,400
KAR Auction Services Inc.(a)	16,814	253,219
Manpower Inc.	128,947	7,365,453
Monster Worldwide Inc.(a)(b)	85,513	1,420,371
Quanta Services Inc.(a)	340,746	6,528,693
R.R. Donnelley & Sons Co.	250,862	5,355,904
SAIC Inc.(a)	169,669	3,003,141
Service Corp. International	406,724	3,733,726
Verisk Analytics Inc. Class A(a)	40,121	1,131,412
Weight Watchers International Inc.	49,316	1,259,037

		42,732,372
COMPUTERS – 1.22%
Brocade Communications Systems Inc.(a)	469,519	2,680,953
Computer Sciences Corp.(a)	247,709	13,497,663
Diebold Inc.	13,760	437,018
DST Systems Inc.	7,727	320,284
Lexmark International Inc. Class A(a)	128,558	4,638,373
SanDisk Corp.(a)	193,133	6,688,196
Seagate Technology(a)	79,376	1,449,406
Synopsys Inc.(a)	88,202	1,973,079
Teradata Corp.(a)	52,272	1,510,138
Western Digital Corp.(a)	35,884	1,399,117

		34,594,227
COSMETICS & PERSONAL CARE – 0.02%
Alberto-Culver Co.	21,277	556,394

		556,394
DISTRIBUTION & WHOLESALE – 0.84%
Central European Distribution Corp.(a)	100,874	3,531,599
Genuine Parts Co.	262,038	11,068,485
Ingram Micro Inc. Class A(a)	262,930	4,614,421
Tech Data Corp.(a)	82,321	3,449,250
WESCO International Inc.(a)(b)	32,573	1,130,609

		23,794,364
DIVERSIFIED FINANCIAL SERVICES – 2.91%
AmeriCredit Corp.(a)(b)	102,464	2,434,545
Ameriprise Financial Inc.	385,005	17,463,827
Discover Financial Services	875,910	13,051,059
Federated Investors Inc. Class B	9,904	261,268
Interactive Brokers Group Inc. Class A(a)	66,355	1,071,633
Invesco Ltd.	628,479	13,769,975
Investment Technology Group Inc.(a)	65,333	1,090,408
Janus Capital Group Inc.	39,410	563,169
Jefferies Group Inc.(b)	45,866	1,085,648
Legg Mason Inc.	263,549	7,555,950
NASDAQ OMX Group Inc. (The)(a)	124,750	2,634,720
NYSE Euronext Inc.	317,670	9,406,209
Raymond James Financial Inc.	160,712	4,297,439
SLM Corp.(a)	601,788	7,534,386
Student Loan Corp. (The)	5,714	203,018

		82,423,254

ELECTRIC – 7.66%
AES Corp. (The)(a)	207,937	2,287,307
Allegheny Energy Inc.	109,197	2,511,531
Alliant Energy Corp.	181,866	6,048,863
Ameren Corp.	388,510	10,132,341
Calpine Corp.(a)	248,617	2,956,056
CenterPoint Energy Inc.	102,745	1,475,418
CMS Energy Corp.	372,849	5,764,246
Consolidated Edison Inc.	449,983	20,042,243
Constellation Energy Group Inc.	46,512	1,633,036
DPL Inc.	166,480	4,526,591
DTE Energy Co.	269,347	12,012,876
Dynegy Inc. Class A(a)	815,602	1,027,659
Edison International	534,087	18,249,753
Great Plains Energy Inc.	222,031	4,123,116
Hawaiian Electric Industries Inc.	150,612	3,381,239
Integrys Energy Group Inc.(b)	97,948	4,640,776
MDU Resources Group Inc.	302,952	6,537,704
Mirant Corp.(a)	237,226	2,576,274
Northeast Utilities	287,914	7,957,943
NRG Energy Inc.(a)	435,340	9,098,606
NSTAR	175,678	6,222,515
NV Energy Inc.	222,160	2,739,233
OGE Energy Corp.	157,906	6,148,860
Pepco Holdings Inc.	361,630	6,201,955
Pinnacle West Capital Corp.	166,163	6,269,330
Progress Energy Inc.	457,400	18,003,264
RRI Energy Inc.(a)	578,377	2,134,211
SCANA Corp.	200,258	7,527,698
TECO Energy Inc.	349,920	5,560,229
Westar Energy Inc.	178,244	3,974,841
Wisconsin Energy Corp.	192,168	9,495,021
Xcel Energy Inc.	746,517	15,826,160

		217,086,895
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
A123 Systems Inc.(a)(b)	15,275	209,879
Energizer Holdings Inc.(a)	18,178	1,140,851
General Cable Corp.(a)(b)	84,909	2,292,543
Hubbell Inc. Class B	86,855	4,380,098
Molex Inc.	197,438	4,118,557

		12,141,928
ELECTRONICS – 0.77%
Arrow Electronics Inc.(a)	113,347	3,415,145
Avnet Inc.(a)	165,104	4,953,120
AVX Corp.	64,366	913,997
Garmin Ltd.(b)	32,267	1,241,634
Itron Inc.(a)	4,645	337,088
Jabil Circuit Inc.	154,670	2,504,107
PerkinElmer Inc.	147,942	3,535,814
Thomas & Betts Corp.(a)	59,141	2,320,693
Vishay Intertechnology Inc.(a)	240,981	2,465,236

		21,686,834
ENERGY - ALTERNATE SOURCES – 0.12%
Covanta Holding Corp.(a)	211,453	3,522,807

		3,522,807
ENGINEERING & CONSTRUCTION – 0.45%
KBR Inc.	261,547	5,795,882
Shaw Group Inc. (The)(a)	26,203	901,907

URS Corp.(a)	119,679	5,937,275

		12,635,064
ENTERTAINMENT – 0.50%
DreamWorks Animation SKG Inc. Class A(a)	118,946	4,685,283
International Game Technology	81,891	1,510,889
International Speedway Corp. Class A	49,140	1,266,338
Madison Square Garden Inc. Class A(a)	95,941	2,084,798
Penn National Gaming Inc.(a)	109,398	3,041,264
Regal Entertainment Group Class A	64,670	1,136,252
Warner Music Group Corp.(a)	68,592	473,971

		14,198,795
ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.	361,493	10,490,527
Waste Connections Inc.(a)	35,697	1,212,270

		11,702,797
FOOD – 3.94%
Campbell Soup Co.	103,610	3,662,614
ConAgra Foods Inc.	733,140	18,379,820
Corn Products International Inc.	122,937	4,260,996
Del Monte Foods Co.	324,388	4,736,065
Flowers Foods Inc.	22,249	550,440
H.J. Heinz Co.	98,242	4,480,818
Hershey Co. (The)	105,592	4,520,394
Hormel Foods Corp.	103,162	4,333,836
J.M. Smucker Co. (The)	193,611	11,666,999
Ralcorp Holdings Inc.(a)	93,035	6,305,912
Safeway Inc.	637,426	15,846,410
Sara Lee Corp.	859,836	11,977,515
Smithfield Foods Inc.(a)	213,050	4,418,657
SUPERVALU Inc.	348,014	5,804,874
Tyson Foods Inc. Class A	496,336	9,504,834
Whole Foods Market Inc.(a)(b)	35,198	1,272,408

		111,722,592
FOREST PRODUCTS & PAPER – 1.90%
International Paper Co.	708,439	17,434,684
MeadWestvaco Corp.	281,311	7,187,496
Plum Creek Timber Co. Inc.(b)	172,123	6,697,306
Rayonier Inc.	69,961	3,178,328
Temple-Inland Inc.	174,634	3,567,773
Weyerhaeuser Co.	346,234	15,674,013

		53,739,600
GAS – 1.92%
AGL Resources Inc.	126,861	4,903,178
Atmos Energy Corp.	151,219	4,320,327
Energen Corp.	117,864	5,484,212
NiSource Inc.	451,337	7,131,125
Sempra Energy	400,612	19,990,539
Southern Union Co.	182,649	4,633,805
UGI Corp.	178,086	4,726,402
Vectren Corp.	132,814	3,283,162

		54,472,750
HAND & MACHINE TOOLS – 0.89%
Kennametal Inc.	131,783	3,705,738
Lincoln Electric Holdings Inc.	69,744	3,789,192
Snap-on Inc.	69,009	2,990,850

Stanley Black & Decker Inc.	255,340	14,659,069

		25,144,849
HEALTH CARE - PRODUCTS – 0.62%
Cooper Companies Inc. (The)	72,993	2,837,968
Hill-Rom Holdings Inc.	61,317	1,668,436
Hologic Inc.(a)	380,512	7,054,692
Inverness Medical Innovations Inc.(a)	70,632	2,751,116
Kinetic Concepts Inc.(a)	65,332	3,123,523

		17,435,735
HEALTH CARE - SERVICES – 1.23%
Brookdale Senior Living Inc.(a)	72,555	1,511,321
Community Health Systems Inc.(a)	76,075	2,809,450
Coventry Health Care Inc.(a)	175,077	4,327,903
Health Net Inc.(a)	170,708	4,245,508
Humana Inc.(a)	176,468	8,253,408
LifePoint Hospitals Inc.(a)	89,871	3,305,455
Lincare Holdings Inc.(a)	22,071	990,546
MEDNAX Inc.(a)	51,226	2,980,841
Tenet Healthcare Corp.(a)	251,914	1,440,948
Universal Health Services Inc. Class B	139,545	4,896,634

		34,762,014
HOLDING COMPANIES - DIVERSIFIED – 0.17%
Leucadia National Corp.(a)	193,473	4,800,065

		4,800,065
HOME BUILDERS – 1.07%
D.R. Horton Inc.	451,689	5,691,281
KB Home	116,316	1,948,293
Lennar Corp. Class A	257,817	4,437,031
M.D.C. Holdings Inc.	37,782	1,307,635
NVR Inc.(a)	8,301	6,030,677
Pulte Homes Inc.(a)(b)	492,305	5,538,431
Thor Industries Inc.	25,555	772,017
Toll Brothers Inc.(a)	221,316	4,603,373

		30,328,738
HOME FURNISHINGS – 0.46%
Harman International Industries Inc.(a)	50,998	2,385,686
Whirlpool Corp.	121,387	10,591,016

		12,976,702
HOUSEHOLD PRODUCTS & WARES – 0.84%
Avery Dennison Corp.	150,881	5,493,577
Clorox Co. (The)	25,761	1,652,311
Fortune Brands Inc.	246,936	11,978,865
Jarden Corp.	144,307	4,803,980

		23,928,733
HOUSEWARES – 0.21%
Newell Rubbermaid Inc.	383,093	5,823,014

		5,823,014
INSURANCE – 9.98%
Alleghany Corp.(a)	9,329	2,712,873
Allied World Assurance Holdings Ltd.	81,660	3,662,451
American Financial Group Inc.	141,025	4,012,161
American International Group Inc.(a)(b)	122,037	4,166,343
American National Insurance Co.	26,313	2,987,578

Aon Corp.	453,869	19,384,745
Arch Capital Group Ltd.(a)(b)	74,674	5,693,893
Arthur J. Gallagher & Co.	12,254	300,836
Aspen Insurance Holdings Ltd.	138,579	3,996,618
Assurant Inc.	193,608	6,656,243
Axis Capital Holdings Ltd.	155,822	4,870,996
Brown & Brown Inc.	49,837	893,079
CIGNA Corp.	417,761	15,281,697
Cincinnati Financial Corp.	237,914	6,875,715
CNA Financial Corp.(a)(b)	24,270	648,494
Endurance Specialty Holdings Ltd.	50,895	1,890,749
Erie Indemnity Co. Class A	14,925	643,715
Everest Re Group Ltd.	101,121	8,183,723
Fidelity National Financial Inc. Class A	325,735	4,827,393
First American Corp.	163,952	5,548,136
Genworth Financial Inc. Class A(a)	461,333	8,460,847
Hanover Insurance Group Inc. (The)	72,059	3,142,493
Hartford Financial Services Group Inc. (The)	728,246	20,696,751
HCC Insurance Holdings Inc.	184,659	5,096,588
Lincoln National Corp.	343,302	10,539,371
Markel Corp.(a)	16,121	6,039,894
Marsh & McLennan Companies Inc.	792,555	19,354,193
MBIA Inc.(a)(b)	215,456	1,350,909
Mercury General Corp.	44,080	1,927,178
Old Republic International Corp.	395,508	5,015,041
OneBeacon Insurance Group Ltd.	37,566	648,014
PartnerRe Ltd.	135,024	10,764,113
Progressive Corp. (The)	1,002,733	19,142,173
Protective Life Corp.	141,627	3,114,378
Reinsurance Group of America Inc.	110,295	5,792,693
RenaissanceRe Holdings Ltd.	101,485	5,760,289
StanCorp Financial Group Inc.	80,387	3,828,833
Symetra Financial Corp.(a)	37,228	490,665
Torchmark Corp.	136,071	7,281,159
Transatlantic Holdings Inc.	45,007	2,376,370
Unitrin Inc.	68,838	1,930,906
Unum Group	542,176	13,429,700
Validus Holdings Ltd.	132,385	3,644,559
W.R. Berkley Corp.	148,795	3,882,062
Wesco Financial Corp.	2,211	852,341
White Mountains Insurance Group Ltd.	12,817	4,550,035
XL Capital Ltd. Class A	562,706	10,635,143

		282,984,136
INTERNET – 0.61%
Expedia Inc.	28,081	700,902
IAC/InterActiveCorp(a)	77,048	1,752,072
Liberty Media Corp. - Liberty Interactive Group Series A(a)	975,291	14,931,705

		17,384,679
IRON & STEEL – 1.97%
AK Steel Holding Corp.	179,240	4,097,426
Allegheny Technologies Inc.	161,213	8,703,890
Carpenter Technology Corp.	72,320	2,646,912
Cliffs Natural Resources Inc.	193,657	13,739,964
Reliance Steel & Aluminum Co.	103,576	5,099,046
Schnitzer Steel Industries Inc. Class A	7,569	397,600
Steel Dynamics Inc.	353,559	6,176,676
United States Steel Corp.(b)	234,441	14,891,692

		55,753,206

LEISURE TIME – 0.55%
Harley-Davidson Inc.(b)	383,028	10,751,596
Royal Caribbean Cruises Ltd.(a)(b)	146,923	4,846,990

		15,598,586
LODGING – 1.42%
Boyd Gaming Corp.(a)(b)	89,590	885,149
Choice Hotels International Inc.	34,327	1,194,923
Hyatt Hotels Corp. Class A(a)	26,853	1,046,193
Las Vegas Sands Corp.(a)	119,529	2,528,038
Marriott International Inc. Class A	258,578	8,150,379
MGM MIRAGE(a)(b)	173,498	2,081,976
Starwood Hotels & Resorts Worldwide Inc.	256,875	11,980,650
Wyndham Worldwide Corp.	163,828	4,215,294
Wynn Resorts Ltd.	109,316	8,289,432

		40,372,034
MACHINERY – 1.88%
AGCO Corp.(a)	150,348	5,392,983
Bucyrus International Inc.	102,944	6,793,275
Cummins Inc.	222,285	13,770,556
Gardner Denver Inc.	84,144	3,705,702
Graco Inc.	53,496	1,711,872
IDEX Corp.	54,092	1,790,445
Joy Global Inc.	20,372	1,153,055
Manitowoc Co. Inc. (The)	214,051	2,782,663
Rockwell Automation Inc.	209,851	11,827,202
Terex Corp.(a)	174,013	3,951,835
Zebra Technologies Corp. Class A(a)	9,067	268,383

		53,147,971
MANUFACTURING – 3.28%
AptarGroup Inc.	111,353	4,381,741
Carlisle Companies Inc.	73,668	2,806,751
Crane Co.	37,939	1,346,835
Dover Corp.	89,137	4,167,155
Eaton Corp.	271,581	20,577,692
Harsco Corp.	35,414	1,131,123
ITT Corp.	268,549	14,396,912
Leggett & Platt Inc.	92,797	2,008,127
Parker Hannifin Corp.	263,057	17,030,310
Pentair Inc.	115,259	4,105,526
Roper Industries Inc.	20,244	1,170,913
SPX Corp.	80,687	5,351,162
Teleflex Inc.	37,505	2,402,945
Textron Inc.	444,421	9,435,058
Trinity Industries Inc.	129,738	2,589,570

		92,901,820
MEDIA – 2.37%
Cablevision NY Group Class A	385,563	9,307,491
CBS Corp. Class B NVS	994,659	13,865,546
Central European Media Enterprises Ltd. Class A(a)(b)	56,539	1,657,158
Discovery Communications Inc. Series C(a)	33,018	971,059
DISH Network Corp. Class A	330,499	6,880,989
Gannett Co. Inc.	382,863	6,324,897
Liberty Global Inc. Series A(a)	437,503	12,757,587
Liberty Media Corp. - Liberty Capital Group Series A(a)	132,221	4,808,878
Meredith Corp.(b)	55,498	1,909,686
New York Times Co. (The) Class A(a)(b)	158,201	1,760,777
Scripps Networks Interactive Inc. Class A	58,352	2,587,911

Washington Post Co. (The) Class B	10,103	4,487,551

		67,319,530
METAL FABRICATE & HARDWARE – 0.26%
Commercial Metals Co.	181,753	2,737,200
Timken Co. (The)	158,795	4,765,438

		7,502,638
MINING – 0.58%
Compass Minerals International Inc.	24,214	1,942,689
Royal Gold Inc.	50,638	2,339,982
Titanium Metals Corp.(a)(b)	139,411	2,312,828
Vulcan Materials Co.(b)	205,522	9,708,859

		16,304,358
OFFICE & BUSINESS EQUIPMENT – 0.88%
Pitney Bowes Inc.	339,343	8,296,936
Xerox Corp.	1,707,061	16,643,845

		24,940,781
OIL & GAS – 5.73%
Atwood Oceanics Inc.(a)	13,678	473,669
Cabot Oil & Gas Corp.	170,298	6,266,966
Cimarex Energy Co.	136,941	8,131,557
Cobalt International Energy Inc.(a)	75,697	1,029,479
Comstock Resources Inc.(a)	70,672	2,247,370
Concho Resources Inc.(a)	133,869	6,741,643
Continental Resources Inc.(a)	25,855	1,100,130
Denbury Resources Inc.(a)(b)	650,431	10,972,771
EXCO Resources Inc.	27,272	501,259
Forest Oil Corp.(a)	115,783	2,989,517
Frontier Oil Corp.	37,553	506,966
Helmerich & Payne Inc.(b)	119,232	4,540,355
Mariner Energy Inc.(a)	19,114	286,137
Murphy Oil Corp.	312,668	17,568,815
Nabors Industries Ltd.(a)	465,021	9,128,362
Newfield Exploration Co.(a)	217,976	11,345,651
Noble Energy Inc.	284,271	20,751,783
Patterson-UTI Energy Inc.	214,731	2,999,792
Pioneer Natural Resources Co.	187,477	10,558,705
Plains Exploration & Production Co.(a)	105,193	3,154,738
Pride International Inc.(a)	152,164	4,581,658
Range Resources Corp.	219,446	10,285,434
Rowan Companies Inc.(a)	151,375	4,406,526
SandRidge Energy Inc.(a)(b)	231,123	1,779,647
Seahawk Drilling Inc.(a)	10,070	189,820
St. Mary Land & Exploration Co.	77,600	2,701,256
Sunoco Inc.	190,431	5,657,705
Tesoro Corp.(b)	134,772	1,873,331
Unit Corp.(a)	67,189	2,840,751
Whiting Petroleum Corp.(a)	83,596	6,757,901

		162,369,694
OIL & GAS SERVICES – 1.26%
BJ Services Co.	479,987	10,271,722
Cameron International Corp.(a)	31,650	1,356,519
Exterran Holdings Inc.(a)	54,993	1,329,181
Helix Energy Solutions Group Inc.(a)	171,012	2,228,286
Oil States International Inc.(a)	81,703	3,704,414
SEACOR Holdings Inc.(a)	37,232	3,003,133
Smith International Inc.	163,325	6,993,577

Superior Energy Services Inc.(a)	128,772	2,706,787
Tidewater Inc.	84,852	4,010,954

		35,604,573
PACKAGING & CONTAINERS – 0.99%
Ball Corp.	54,367	2,902,110
Bemis Co. Inc.	177,502	5,097,857
Greif Inc. Class A	53,678	2,947,996
Owens-Illinois Inc.(a)	51,156	1,818,084
Packaging Corp. of America	149,776	3,685,987
Pactiv Corp.(a)	40,098	1,009,668
Sealed Air Corp.	260,712	5,495,809
Sonoco Products Co.	162,317	4,997,740

		27,955,251
PHARMACEUTICALS – 1.77%
AmerisourceBergen Corp.	58,306	1,686,210
Endo Pharmaceuticals Holdings Inc.(a)	192,580	4,562,220
Forest Laboratories Inc.(a)	494,120	15,495,603
King Pharmaceuticals Inc.(a)	407,526	4,792,506
Mead Johnson Nutrition Co. Class A	167,829	8,732,143
Mylan Inc.(a)(b)	143,257	3,253,366
NBTY Inc.(a)	26,988	1,294,884
Omnicare Inc.	113,102	3,199,656
Watson Pharmaceuticals Inc.(a)	173,518	7,247,847

		50,264,435
PIPELINES – 2.08%
El Paso Corp.	832,172	9,020,744
National Fuel Gas Co.	116,378	5,882,908
ONEOK Inc.	172,783	7,887,544
Questar Corp.	286,058	12,357,706
Spectra Energy Corp.	1,057,830	23,832,910

		58,981,812
REAL ESTATE – 0.27%
Forest City Enterprises Inc. Class A(a)(b)	179,877	2,592,028
Jones Lang LaSalle Inc.	68,888	5,021,246

		7,613,274
REAL ESTATE INVESTMENT TRUSTS – 9.02%
Alexandria Real Estate Equities Inc.	57,316	3,874,562
AMB Property Corp.	240,647	6,555,224
Annaly Capital Management Inc.	891,817	15,321,416
Apartment Investment and Management Co. Class A	192,190	3,538,218
AvalonBay Communities Inc.	131,383	11,344,922
Boston Properties Inc.	227,079	17,130,840
Brandywine Realty Trust	211,370	2,580,828
BRE Properties Inc. Class A	89,476	3,198,767
Camden Property Trust	109,780	4,570,141
Chimera Investment Corp.	1,101,774	4,285,901
Corporate Office Properties Trust	94,170	3,779,042
Douglas Emmett Inc.	196,915	3,026,584
Duke Realty Corp.	368,115	4,564,626
Equity Residential	448,844	17,572,243
Essex Property Trust Inc.	47,976	4,315,441
Federal Realty Investment Trust	84,220	6,132,058
HCP Inc.	294,971	9,734,043
Health Care REIT Inc.	98,177	4,440,546
Hospitality Properties Trust	201,134	4,817,159
Host Hotels & Resorts Inc.	1,071,907	15,703,438

HRPT Properties Trust	424,024	3,298,907
Kimco Realty Corp.	663,016	10,369,570
Liberty Property Trust	183,574	6,230,502
Macerich Co. (The)	160,190	6,136,879
Mack-Cali Realty Corp.	128,700	4,536,675
Nationwide Health Properties Inc.	46,512	1,634,897
Piedmont Office Realty Trust Inc. Class A	74,124	1,471,361
ProLogis	778,027	10,269,956
Realty Income Corp.(b)	171,561	5,265,207
Regency Centers Corp.	145,609	5,455,969
Senior Housing Properties Trust	209,116	4,631,919
SL Green Realty Corp.	125,204	7,170,433
Taubman Centers Inc.	87,765	3,503,579
UDR Inc.	247,068	4,358,280
Ventas Inc.	256,011	12,155,402
Vornado Realty Trust	252,252	19,095,476
Weingarten Realty Investors	169,277	3,649,612

		255,720,623
RETAIL – 2.72%
Abercrombie & Fitch Co. Class A	72,989	3,331,218
AutoNation Inc.(a)(b)	108,240	1,956,979
Barnes & Noble Inc.	49,375	1,067,488
Big Lots Inc.(a)	119,331	4,346,035
BJ’s Wholesale Club Inc.(a)	74,549	2,757,568
CarMax Inc.(a)	104,995	2,637,474
Chico’s FAS Inc.	18,406	265,415
Dollar General Corp.(a)	18,968	478,942
Foot Locker Inc.	142,607	2,144,809
GameStop Corp. Class A(a)	32,118	703,705
J.C. Penney Co. Inc.	363,544	11,695,210
Limited Brands Inc.	142,554	3,509,679
Macy’s Inc.	688,892	14,997,179
Office Depot Inc.(a)	369,584	2,949,280
Penske Automotive Group Inc.(a)	40,683	586,649
RadioShack Corp.	176,719	3,999,151
Rite Aid Corp.(a)(b)	961,268	1,441,902
Sears Holdings Corp.(a)(b)	81,855	8,875,538
Signet Jewelers Ltd.(a)	140,203	4,534,165
Tiffany & Co.	17,455	828,938
Wendy’s/Arby’s Group Inc. Class A	337,363	1,686,815
Williams-Sonoma Inc.	92,272	2,425,831

		77,219,970
SAVINGS & LOANS – 1.26%
First Niagara Financial Group Inc.	309,927	4,407,162
Hudson City Bancorp Inc.	342,149	4,844,830
New York Community Bancorp Inc.	695,694	11,506,779
People’s United Financial Inc.	610,196	9,543,465
TFS Financial Corp.	119,862	1,600,158
Washington Federal Inc.	184,863	3,756,416

		35,658,810
SEMICONDUCTORS – 1.84%
Advanced Micro Devices Inc.(a)	435,677	4,038,726
Atmel Corp.(a)	738,960	3,716,969
Cypress Semiconductor Corp.(a)	21,841	251,172
Fairchild Semiconductor International Inc.(a)	203,353	2,165,709
Integrated Device Technology Inc.(a)	212,806	1,304,501
International Rectifier Corp.(a)	65,183	1,492,691
Intersil Corp. Class A	100,458	1,482,760

KLA-Tencor Corp.	279,262	8,634,781
LSI Corp.(a)	1,067,516	6,533,198
Marvell Technology Group Ltd.(a)	82,251	1,676,275
Maxim Integrated Products Inc.	80,317	1,557,347
Microchip Technology Inc.	27,163	764,910
Micron Technology Inc.(a)	1,147,185	11,919,252
Novellus Systems Inc.(a)	62,821	1,570,525
PMC-Sierra Inc.(a)	365,011	3,255,898
Rovi Corp.(a)	51,066	1,896,081

		52,260,795
SOFTWARE – 0.72%
Autodesk Inc.(a)	119,253	3,508,423
Broadridge Financial Solutions Inc.	87,211	1,864,571
CA Inc.	145,157	3,406,835
Compuware Corp.(a)	374,802	3,148,337
Emdeon Inc. Class A(a)	11,347	187,452
Fidelity National Information Services Inc.	204,490	4,793,246
Novell Inc.(a)	307,298	1,840,715
Nuance Communications Inc.(a)	35,519	591,036
Total System Services Inc.	73,626	1,152,983

		20,493,598
TELECOMMUNICATIONS – 3.65%
Amdocs Ltd.(a)	273,004	8,220,150
CenturyTel Inc.	486,229	17,241,680
Ciena Corp.(a)(b)	132,772	2,023,445
Clearwire Corp. Class A(a)(b)	107,383	767,788
CommScope Inc.(a)	154,376	4,325,616
Crown Castle International Corp.(a)	306,445	11,715,392
EchoStar Corp. Class A(a)	63,408	1,285,914
Frontier Communications Corp.(b)	290,514	2,161,424
Harris Corp.	47,068	2,235,259
JDS Uniphase Corp.(a)	164,883	2,065,984
Leap Wireless International Inc.(a)	23,015	376,525
Level 3 Communications Inc.(a)	2,671,351	4,327,589
NII Holdings Inc.(a)	258,065	10,750,988
Qwest Communications International Inc.	2,406,914	12,564,091
Telephone and Data Systems Inc.	140,738	4,763,981
Tellabs Inc.	650,453	4,923,929
United States Cellular Corp.(a)	25,280	1,046,086
Virgin Media Inc.	474,186	8,184,450
Windstream Corp.	401,235	4,369,449

		103,349,740
TEXTILES – 0.35%
Cintas Corp.	177,634	4,989,739
Mohawk Industries Inc.(a)	91,485	4,974,954

		9,964,693
TOYS, GAMES & HOBBIES – 0.22%
Hasbro Inc.	83,374	3,191,557
Mattel Inc.	132,584	3,014,960

		6,206,517
TRANSPORTATION – 0.67%
Alexander & Baldwin Inc.	67,501	2,230,908
Con-way Inc.	54,396	1,910,388
Frontline Ltd.(b)	84,831	2,598,374
Kansas City Southern Industries Inc.(a)	86,596	3,132,177
Kirby Corp.(a)(b)	70,597	2,693,276

Overseas Shipholding Group Inc.	43,510	1,706,897
Ryder System Inc.	91,704	3,554,447
Teekay Corp.	39,586	900,186
UTi Worldwide Inc.	12,918	197,904

		18,924,557
TRUCKING & LEASING – 0.04%
GATX Corp.	43,832	1,255,787

		1,255,787
WATER – 0.21%
American Water Works Co. Inc.	98,617	2,145,906
Aqua America Inc.	222,692	3,912,698

		6,058,604

TOTAL COMMON STOCKS
(Cost: $3,088,031,016)		2,827,538,361

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.28%

MONEY MARKET FUNDS – 5.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	124,169,553	124,169,553
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%(c)(d)(e)	22,483,488	22,483,488
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	3,204,621	3,204,621

		149,857,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,857,662)		149,857,662

TOTAL INVESTMENTS IN SECURITIES – 105.04%
(Cost: $3,237,888,678)		2,977,396,023
Other Assets, Less Liabilities – (5.04)%		(142,975,479)

NET ASSETS – 100.00%		$2,834,420,544

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: May 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: May 21, 2010